UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three semiannual reports to shareholders for the period ended June 30, 2018. The first report applies to 39 of the Registrant’s portfolios, the second report applies to 12 of the Registrant’s portfolios and the third report applies to 5 of the Registrant’s portfolios.

John Hancock

John Hancock
Variable Insurance Trust

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Semiannual Report
June 30, 2018

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3
Shareholder expense example	6
Summary Portfolio of Investments (See below for each Portfolio’s page #)	12
Statements of assets and liabilities	54
Statements of operations	64
Statements of changes in net assets	74
Financial highlights	81
Notes to financial statements	101
Special shareholder meeting	142
Evaluation of advisory and subadvisory agreements by the board of trustees	143
For more information	161

Portfolio	Summary Portfolio of Investments
500 Index Trust	12
American Asset Allocation Trust	13
American Global Growth Trust	13
American Growth Trust	13
American Growth-Income Trust	13
American International Trust	13
Blue Chip Growth Trust	13
Capital Appreciation Trust	14
Capital Appreciation Value Trust	15
Emerging Markets Value Trust	20
Equity Income Trust	21
Financial Industries Trust	23
Fundamental All Cap Core Trust	24
Fundamental Large Cap Value Trust	25
Global Trust	26
Health Sciences Trust	27
International Equity Index Trust	28
International Growth Stock Trust	30
International Small Company Trust	31
International Value Trust	32
Lifestyle Aggressive Portfolio	33
Lifestyle Balanced Portfolio	34
Lifestyle Conservative Portfolio	34
Lifestyle Growth Portfolio	34
Lifestyle Moderate Portfolio	35
Mid Cap Index Trust	35
Mid Cap Stock Trust	36
Mid Value Trust	37
Mutual Shares Trust	38
Real Estate Securities Trust	40
Science & Technology Trust	41
Small Cap Index Trust	42
Small Cap Opportunities Trust	43
Small Cap Stock Trust (formerly Small Cap Growth Trust)	44
Small Cap Value Trust	46
Small Company Value Trust	46
Strategic Equity Allocation Trust	47
Total Stock Market Index Trust	49
Utilities Trust	50

2

John Hancock Variable Insurance Trust

Sector weightings

500 Index Trust

Sector Composition*	% of Total
Information technology	25.2
Health care	13.7
Financials	13.4
Consumer discretionary	12.5
Industrials	9.3
Consumer staples	6.7
Energy	6.1
Utilities	2.9
Real estate	2.8
Materials	2.5
Telecommunication services	1.9
Short-term investments and other	3.0

American Asset Allocation Trust

Portfolio Composition**	% of Total
Common stocks	62.1
U.S. Government & Agency obligations	11.3
Corporate bonds	9.0
Collateralized mortgage obligations	5.0
Asset backed securities	0.5
Foreign government obligations	0.2
Short-term investments and other	11.9

American Global Growth Trust

Sector Composition**	% of Total
Information technology	33.2
Consumer discretionary	19.3
Health care	10.4
Financials	9.7
Consumer staples	6.8
Industrials	6.0
Energy	2.1
Materials	2.1
Telecommunication services	1.1
Short-term investments and other	9.3

American Growth Trust

Sector Composition**	% of Total
Information technology	33.3
Consumer discretionary	21.6
Health care	13.9
Financials	10.3
Energy	7.5
Industrials	4.3
Consumer staples	1.6
Materials	1.3
Real estate	1.2
Telecommunication services	0.7
Utilities	0.4
Short-term investments and other	3.9

American Growth-Income Trust

Sector Composition**	% of Total
Information technology	18.9
Consumer discretionary	13.9
Health care	13.9
Financials	11.2
Industrials	10.4
Consumer staples	8.0
Energy	6.7
Materials	4.3
Real estate	1.7
Utilities	1.4
Telecommunication services	1.3
Short-term investments and other	8.3

American International Trust

Sector Composition**	% of Total
Financials	15.7
Industrials	13.7
Information technology	12.5
Consumer discretionary	10.8
Health care	10.8
Consumer staples	8.1
Materials	7.6
Energy	4.7
Utilities	4.4
Telecommunication services	1.6
Real estate	1.6
Short-term investments and other	8.5

Blue Chip Growth Trust

Sector Composition*	% of Total
Information technology	42.6
Consumer discretionary	22.6
Health care	16.0
Financials	8.8
Industrials	8.5
Materials	0.6
Utilities	0.3
Real estate	0.3
Consumer staples	0.1
Short-term investments and other	0.2

Capital Appreciation Trust

Sector Composition*	% of Total
Information technology	50.5
Consumer discretionary	21.9
Health care	7.8
Industrials	6.2
Consumer staples	4.8
Financials	4.1
Energy	1.1
Materials	0.9
Short-term investments and other	2.7

Capital Appreciation Value Trust

Portfolio Composition*	% of Total
Common stocks	70.0
Corporate bonds	16.6
U.S. Government	4.3
Preferred securities	3.9
Term loans	2.3
Asset backed securities	0.4
Short-term investments and other	2.5

Emerging Markets Value Trust

Sector Composition*	% of Total
Financials	27.7
Materials	17.4
Energy	14.0
Information technology	9.4
Industrials	8.8
Consumer discretionary	7.5
Telecommunication services	4.2
Real estate	3.8
Consumer staples	2.6
Utilities	1.3
Health care	1.3
Short-term investments and other	2.0

Equity Income Trust

Sector Composition*	% of Total
Financials	24.8
Health care	12.5
Energy	10.6
Industrials	10.1
Consumer discretionary	7.9
Information technology	7.8
Consumer staples	6.7
Utilities	6.4
Materials	5.6
Telecommunication services	3.0
Real estate	2.8
Short-term investments and other	1.8

Financial Industries Trust

Industry Composition*	% of Total
Banks	55.6
Insurance	16.9
Capital markets	8.8
Consumer finance	5.6
Diversified financial services	5.5
Equity real estate investment trusts	3.6
Thrifts and mortgage finance	1.3
IT services	0.6
Real estate management and development	0.5
Short-term investments and other	1.6

3

John Hancock Variable Insurance Trust

Sector weightings

Fundamental All Cap Core Trust

Sector Compostition*	% of Total
Consumer discretionary	26.2
Information technology	24.6
Financials	21.6
Industrials	9.5
Energy	6.1
Health care	4.2
Real estate	2.3
Consumer staples	1.9
Materials	1.3
Short-term investments and other	2.3

Fundamental Large Cap Value Trust

Sector Composition*	% of Total
Financials	31.5
Industrials	15.2
Information technology	14.3
Health care	11.9
Energy	11.5
Consumer discretionary	8.7
Consumer staples	3.7
Materials	2.2
Short-term investments and other	1.0

Global Trust

Sector Composition*	% of Total
Financials	20.0
Health care	18.1
Energy	11.2
Information technology	10.7
Consumer discretionary	10.5
Industrials	7.5
Telecommunication services	6.9
Consumer staples	4.4
Materials	3.6
Utilities	2.4
Real estate	1.0
Short-term investments and other	3.7

Health Sciences Trust

Industry Composition*	% of Total
Biotechnology	38.9
Health care equipment and supplies	21.6
Health care providers and services	21.0
Pharmaceuticals	10.3
Life sciences tools and services	5.7
Health care technology	1.3
Specialty retail	0.3
Short-term investments and other	0.9

International Equity Index Trust

Sector Composition*	% of Total
Financials	21.0
Information technology	11.5
Industrials	11.4
Consumer discretionary	10.9
Consumer staples	9.4
Health care	7.9
Materials	7.9
Energy	7.3
Telecommunication services	3.6
Real estate	3.0
Utilities	2.9
Short-term investments and other	3.2

International Growth Stock Trust

Sector Composition*	% of Total
Financials	22.7
Information technology	18.5
Consumer staples	18.4
Industrials	16.0
Consumer discretionary	8.3
Health care	5.5
Energy	4.0
Materials	3.3
Short-term investments and other	3.3

International Small Company Trust

Sector Composition*	% of Total
Industrials	24.1
Consumer discretionary	16.3
Financials	11.9
Materials	11.5
Information technology	10.0
Consumer staples	6.2
Health care	5.2
Energy	5.2
Real estate	4.2
Utilities	2.8
Telecommunication services	1.4
Short-term investments and other	1.2

International Value Trust

Sector Composition*	% of Total
Financials	20.9
Health care	17.1
Energy	13.2
Industrials	9.2
Information technology	9.1
Materials	8.1
Telecommunication services	7.2
Consumer discretionary	6.0
Consumer staples	3.3
Utilities	2.2
Real estate	0.4
Short-term investments and other	3.3

Lifestyle Aggressive Portfolio

Asset Allocation*	% of Total
Large blend	82.4
Exchange-traded funds	17.6

Lifestyle Balanced Portfolio

Asset Allocation*	% of Total
Intermediate bond	50.3
Large blend	49.7

Lifestyle Conservative Portfolio

Asset Allocation*	% of Total
Intermediate bond	80.3
Large blend	19.7

Lifestyle Growth Portfolio

Asset Allocation*	% of Total
Large blend	70.0
Intermediate bond	30.0

Lifestyle Moderate Portfolio

Asset Allocation*	% of Total
Intermediate bond	60.5
Large blend	39.5

Mid Cap Index Trust

Sector Composition*	% of Total
Financials	16.0
Information technology	15.6
Industrials	14.0
Consumer discretionary	12.6
Real estate	9.3
Health care	9.0
Materials	6.8
Energy	5.2
Utilities	4.7
Consumer staples	3.4
Telecommunication services	0.1
Short-term Investments and other	3.3

Mid Cap Stock Trust

Sector Composition*	% of Total
Information technology	31.1
Consumer discretionary	27.2
Health care	16.2
Industrials	11.6
Financials	2.6
Materials	2.6
Real estate	1.5
Energy	1.1
Consumer staples	1.0
Short-term investments and other	5.1

4

John Hancock Variable Insurance Trust

Sector weightings

Mid Value Trust

Sector Composition*	% of Total
Financials	17.4
Health care	13.6
Consumer staples	11.8
Energy	11.4
Industrials	9.0
Materials	7.4
Real estate	7.3
Utilities	6.2
Consumer discretionary	5.8
Information technology	1.4
Telecommunication services	0.3
Short-term investments and other	8.4

Mutual Shares Trust

Sector Composition*	% of Total
Financials	20.2
Health care	12.1
Information technology	11.8
Consumer discretionary	10.5
Energy	10.0
Consumer staples	7.5
Industrials	6.7
Telecommunication services	4.0
Materials	3.3
Utilities	3.4
Real estate	1.8
Short-term investments and other	8.7

Real Estate Securities Trust

Portfolio Composition*	% of Total
Specialized REITs	18.4
Retail REITs	17.8
Residential REITs	17.5
Office REITs	12.3
Health care REITs	10.5
Industrial REITs	10.1
Hotel and resort REITs	6.9
Diversified REITs	3.0
Hotels, resorts and cruise lines	1.5
IT consulting and other services	0.7
Real estate operating companies	0.4
Short-term investments and other	0.9

Science & Technology Trust

Sector Composition*	% of Total
Information technology	75.8
Consumer discretionary	14.6
Health care	1.7
Industrials	0.6
Materials	0.6
Telecommunication services	0.2
Short-term investments and other	6.5

Small Cap Index Trust

Sector Composition*	% of Total
Financials	17.3
Health care	15.1
Industrials	14.4
Information technology	14.4
Consumer discretionary	12.9
Real estate	7.0
Energy	4.8
Materials	4.2
Utilities	3.2
Consumer staples	2.7
Telecommunication services	0.7
Short-term investments and other	3.3

Small Cap Opportunities Trust

Sector Composition*	% of Total
Financials	21.3
Industrials	20.9
Consumer discretionary	14.6
Information technology	14.5
Health care	11.2
Energy	7.2
Materials	5.3
Consumer staples	2.7
Real estate	1.2
Telecommunication services	0.5
Utilities	0.1
Short-term investments and other	0.5

Small Cap Stock Trust

Sector Composition*	% of Total
Health care	23.7
Information technology	22.4
Industrials	16.1
Consumer discretionary	14.6
Financials	7.9
Materials	6.1
Real estate	2.4
Consumer staples	1.8
Energy	1.6
Telecommunication services	1.2
Short-term investments and other	2.2

Small Cap Value Trust

Sector Composition*	% of Total
Industrials	32.7
Financials	20.9
Real estate	9.2
Information technology	7.8
Materials	7.7
Health care	4.9
Energy	4.8
Consumer discretionary	4.0
Consumer staples	3.2
Utilities	1.7
Short-term investments and other	3.1

Small Company Value Trust

Sector Composition*	% of Total
Financials	28.2
Industrials	13.2
Consumer discretionary	10.8
Information technology	9.1
Real estate	8.7
Health care	6.7
Utilities	6.4
Energy	6.2
Materials	4.6
Consumer staples	4.3
Short-term investments and other	1.8

Strategic Equity Allocation Trust

Sector Composition*	% of Total
Information technology	18.2
Financials	15.6
Consumer discretionary	12.4
Health care	12.3
Industrials	11.3
Consumer staples	7.7
Energy	5.9
Materials	4.6
Real estate	3.6
Utilities	3.1
Telecommunication services	2.3
Short-term investments and other	3.0

Total Stock Market Index Trust

Sector Composition*	% of Total
Information technology	23.5
Financials	14.0
Consumer discretionary	13.3
Health care	12.5
Industrials	9.7
Energy	6.8
Consumer staples	6.7
Real estate	3.7
Materials	2.9
Utilities	2.7
Telecommunication services	1.8
Short-term investments and other	2.4

Utilities Trust

Sector Composition*	% of Total
Utilities	63.8
Energy	16.4
Telecommunication services	10.8
Consumer discretionary	3.9
Real estate	2.5
Industrials	0.4
Short-term investments and other	2.2

*	As a percentage of net assets.
**	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

5

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios and the Lifestyle Portfolios, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
		Account	Ending	paid during	Annualized expense
		value on	value on	period ended
		1-1-2018	6-30-2018	6-30-2018[1]	ratio
500 Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,024.50	$1.51	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,023.60	2.51	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,025.20	1.26	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
American Asset Allocation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,008.40	$3.09	0.62%	[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%	[2]
Series II	Actual expenses/actual returns	1,000.00	1,007.70	3.53	0.71%	[2]
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%	[2]
Series III	Actual expenses/actual returns	1,000.00	1,009.80	1.35	0.27%	[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%	[2]
American Global Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,028.60	$3.17	0.63%	[2]
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%	[2]
Series II	Actual expenses/actual returns	1,000.00	1,028.00	3.52	0.70%	[2]
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%	[2]
Series III	Actual expenses/actual returns	1,000.00	1,030.50	1.41	0.28%	[2]
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%	[2]
American Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,096.20	$3.22	0.62%	[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%	[2]
Series II	Actual expenses/actual returns	1,000.00	1,095.70	3.53	0.68%	[2]
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%	[2]
Series III	Actual expenses/actual returns	1,000.00	1,098.20	1.40	0.27%	[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%	[2]

6

John Hancock Variable Insurance Trust
Shareholder expense example

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio
American Growth-Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,062.20	$3.17	0.62%	[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%	[2]
Series II	Actual expenses/actual returns	1,000.00	1,062.40	3.58	0.70%	[2]
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%	[2]
Series III	Actual expenses/actual returns	1,000.00	1,064.60	1.38	0.27%	[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%	[2]
American International Trust
Series I	Actual expenses/actual returns	$1,000.00	$996.80	$3.07	0.62%	[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%	[2]
Series II	Actual expenses/actual returns	1,000.00	995.90	3.71	0.75%	[2]
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%	[2]
Series III	Actual expenses/actual returns	1,000.00	998.60	1.34	0.27%	[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%	[2]
Blue Chip Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,117.10	$4.20	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Series II	Actual expenses/actual returns	1,000.00	1,116.40	5.25	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Series NAV	Actual expenses/actual returns	1,000.00	1,117.70	3.94	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Capital Appreciation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,109.90	$4.13	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Series II	Actual expenses/actual returns	1,000.00	1,109.50	5.18	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Series NAV	Actual expenses/actual returns	1,000.00	1,111.10	3.87	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Capital Appreciation Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,025.00	$4.37	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Series II	Actual expenses/actual returns	1,000.00	1,023.50	5.37	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Series NAV	Actual expenses/actual returns	1,000.00	1,025.90	4.12	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Emerging Markets Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$925.70	$5.20	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series II	Actual expenses/actual returns	1,000.00	924.70	6.16	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Series NAV	Actual expenses/actual returns	1,000.00	926.50	4.97	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Equity Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$995.40	$3.86	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Series II	Actual expenses/actual returns	1,000.00	994.80	4.85	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Series NAV	Actual expenses/actual returns	1,000.00	996.00	3.61	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Financial Industries Trust
Series I	Actual expenses/actual returns	$1,000.00	$998.00	$4.31	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Series II	Actual expenses/actual returns	1,000.00	997.30	5.30	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Series NAV	Actual expenses/actual returns	1,000.00	998.00	4.06	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

7

John Hancock Variable Insurance Trust
Shareholder expense example

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio
Fundamental All Cap Core Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,036.40	$3.79	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Series II	Actual expenses/actual returns	1,000.00	1,035.30	4.79	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Series NAV	Actual expenses/actual returns	1,000.00	1,036.60	3.53	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Fundamental Large Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$966.80	$3.56	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Series II	Actual expenses/actual returns	1,000.00	965.60	4.53	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series NAV	Actual expenses/actual returns	1,000.00	966.80	3.32	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
Global Trust
Series I	Actual expenses/actual returns	$1,000.00	$979.00	$4.56	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series II	Actual expenses/actual returns	1,000.00	978.00	5.54	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Series NAV	Actual expenses/actual returns	1,000.00	979.40	4.32	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Health Sciences Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,076.70	$5.61	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series II	Actual expenses/actual returns	1,000.00	1,075.70	6.64	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,076.90	5.36	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
International Equity Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$963.10	$1.90	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Series II	Actual expenses/actual returns	1,000.00	962.10	2.87	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Series NAV	Actual expenses/actual returns	1,000.00	963.10	1.65	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
International Growth Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$940.70	$4.38	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Series II	Actual expenses/actual returns	1,000.00	939.70	5.34	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series NAV	Actual expenses/actual returns	1,000.00	940.70	4.14	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
International Small Company Trust
Series I	Actual expenses/actual returns	$1,000.00	$973.00	$5.58	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Series II	Actual expenses/actual returns	1,000.00	972.30	6.55	1.34%
	Hypothetical example	1,000.00	1,018.10	6.71	1.34%
Series NAV	Actual expenses/actual returns	1,000.00	973.60	5.33	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
International Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$965.80	$4.39	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Series II	Actual expenses/actual returns	1,000.00	965.70	5.36	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Series NAV	Actual expenses/actual returns	1,000.00	966.20	4.14	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%

8

John Hancock Variable Insurance Trust
Shareholder expense example

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio
Lifestyle Aggressive Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,007.90	$0.95	0.19%	[2]
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%	[2]
Series II	Actual expenses/actual returns	1,000.00	1,006.60	1.94	0.39%	[2]
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%	[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,007.90	0.70	0.14%	[2]
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%	[2]
Lifestyle Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$997.30	$0.59	0.12%	[2]
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%	[2]
Series II	Actual expenses/actual returns	1,000.00	996.70	1.58	0.32%	[2]
	Hypothetical example	1,000.00	1,023.20	1.61	0.32%	[2]
Series NAV	Actual expenses/actual returns	1,000.00	997.30	0.35	0.07%	[2]
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%	[2]
Lifestyle Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$990.30	$0.59	0.12%	[2]
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%	[2]
Series II	Actual expenses/actual returns	1,000.00	988.80	1.58	0.32%	[2]
	Hypothetical example	1,000.00	1,023.20	1.61	0.32%	[2]
Series NAV	Actual expenses/actual returns	1,000.00	990.30	0.35	0.07%	[2]
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%	[2]
Lifestyle Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,001.80	$0.55	0.11%	[2]
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%	[2]
Series II	Actual expenses/actual returns	1,000.00	1,000.60	1.54	0.31%	[2]
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%	[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,002.40	0.30	0.06%	[2]
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%	[2]
Lifestyle Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$995.20	$0.64	0.13%	[2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%	[2]
Series II	Actual expenses/actual returns	1,000.00	993.80	1.63	0.33%	[2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%	[2]
Series NAV	Actual expenses/actual returns	1,000.00	995.20	0.40	0.08%	[2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%	[2]
Mid Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,032.60	$2.27	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Series II	Actual expenses/actual returns	1,000.00	1,031.90	3.27	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Series NAV	Actual expenses/actual returns	1,000.00	1,032.60	2.02	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Mid Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,126.30	$4.85	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Series II	Actual expenses/actual returns	1,000.00	1,125.70	5.90	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Series NAV	Actual expenses/actual returns	1,000.00	1,126.50	4.59	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Mid Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,031.90	$4.99	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Series II	Actual expenses/actual returns	1,000.00	1,031.00	5.99	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Series NAV	Actual expenses/actual returns	1,000.00	1,033.00	4.74	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%

9

John Hancock Variable Insurance Trust
Shareholder expense example

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio
Mutual Shares Trust
Series I	Actual expenses/actual returns	$1,000.00	$997.00	$5.40	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Real Estate Securities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,011.20	$3.99	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Series II	Actual expenses/actual returns	1,000.00	1,010.10	4.98	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Series NAV	Actual expenses/actual returns	1,000.00	1,011.20	3.74	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Science & Technology Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,145.10	$5.69	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Series II	Actual expenses/actual returns	1,000.00	1,144.10	6.75	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Series NAV	Actual expenses/actual returns	1,000.00	1,145.40	5.43	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Small Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,074.00	$2.67	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Series II	Actual expenses/actual returns	1,000.00	1,073.10	3.70	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Series NAV	Actual expenses/actual returns	1,000.00	1,074.50	2.42	0.47%
	Hypothetical example	1,000.00	1,022.50	2.36	0.47%
Small Cap Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,051.90	$4.88	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Series II	Actual expenses/actual returns	1,000.00	1,050.50	5.90	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Series NAV	Actual expenses/actual returns	1,000.00	1,051.80	4.63	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Small Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,113.50	$5.76	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Series II	Actual expenses/actual returns	1,000.00	1,111.80	6.81	1.30%
	Hypothetical example	1,000.00	1,018.30	6.51	1.30%
Series NAV	Actual expenses/actual returns	1,000.00	1,113.20	5.50	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
Small Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,037.00	$5.66	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Series II	Actual expenses/actual returns	1,000.00	1,036.30	6.66	1.32%
	Hypothetical example	1,000.00	1,018.20	6.61	1.32%
Series NAV	Actual expenses/actual returns	1,000.00	1,037.70	5.41	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Small Company Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,033.60	$5.50	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series II	Actual expenses/actual returns	1,000.00	1,032.80	6.50	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,033.60	5.24	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Strategic Equity Allocation Trust
Series NAV	Actual expenses/actual returns	$1,000.00	$1,009.60	$2.64	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%

10

John Hancock Variable Insurance Trust
Shareholder expense example

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio
Total Stock Market Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,031.30	$2.47	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Series II	Actual expenses/actual returns	1,000.00	1,030.00	3.47	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Series NAV	Actual expenses/actual returns	1,000.00	1,031.70	2.22	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
Utilities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,023.40	$4.67	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series II	Actual expenses/actual returns	1,000.00	1,022.90	5.67	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Series NAV	Actual expenses/actual returns	1,000.00	1,023.40	4.41	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]

Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios for the period ended 6-30-2018 was as follows:

Portfolio	Range	Portfolio	Range
American Funds	0.28% – 0.55%	Lifestyle Conservative Portfolio	0.53% – 0.57%
Lifestyle Aggressive Portfolio	0.05% – 0.53%	Lifestyle Growth Portfolio	0.53% – 0.57%
Lifestyle Balanced Portfolio	0.53% – 0.57%	Lifestyle Moderate Portfolio	0.53% – 0.57%

11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.0%
Consumer discretionary - 12.5%
Amazon.com, Inc. (A)	88,064	$149,691,187	2.9%
Comcast Corp., Class A	1,004,241	32,949,147	0.6%
McDonald’s Corp.	171,682	26,900,853	0.5%
Netflix, Inc. (A)	95,051	37,205,813	0.7%
The Home Depot, Inc.	252,235	49,211,049	1.0%
The Walt Disney Company	325,149	34,078,867	0.7%
OTHER SECURITIES		320,677,114	6.1%
		650,714,030
Consumer staples - 6.7%
Altria Group, Inc.	413,969	23,509,300	0.5%
PepsiCo, Inc.	309,889	33,737,615	0.6%
Philip Morris International, Inc.	339,892	27,442,880	0.5%
The Coca-Cola Company	837,667	36,740,075	0.7%
The Procter & Gamble Company	549,904	42,925,506	0.8%
Walmart, Inc.	316,193	27,081,930	0.5%
OTHER SECURITIES		154,414,119	3.1%
		345,851,425
Energy - 6.1%
Chevron Corp.	417,821	52,825,109	1.0%
Exxon Mobil Corp.	925,725	76,585,225	1.5%
OTHER SECURITIES		189,727,217	3.6%
		319,137,551
Financials - 13.4%
Bank of America Corp.	2,062,075	58,129,894	1.1%
Berkshire Hathaway, Inc.,
Class B (A)	420,875	78,556,319	1.5%
Citigroup, Inc.	557,676	37,319,678	0.7%
JPMorgan Chase & Co.	744,557	77,582,839	1.5%
Wells Fargo & Company	959,116	53,173,391	1.0%
OTHER SECURITIES		392,266,190	7.6%
		697,028,311
Health care - 13.7%
Abbott Laboratories	383,250	23,374,418	0.4%
AbbVie, Inc.	331,317	30,696,520	0.6%
Amgen, Inc.	145,617	26,879,442	0.5%
Johnson & Johnson	586,454	71,160,328	1.4%
Medtronic PLC	296,029	25,343,043	0.5%
Merck & Company, Inc.	588,291	35,709,264	0.7%
Pfizer, Inc.	1,279,106	46,405,966	0.9%
UnitedHealth Group, Inc.	210,117	51,550,105	1.0%
OTHER SECURITIES		397,437,150	7.7%
		708,556,236
Industrials - 9.3%
3M Company	129,754	25,525,207	0.5%
General Electric Company	1,899,094	25,846,669	0.5%
Honeywell International, Inc.	163,303	23,523,797	0.5%
The Boeing Company	119,749	40,176,987	0.8%
Union Pacific Corp.	169,616	24,031,195	0.5%
OTHER SECURITIES		342,561,765	6.5%
		481,665,620
Information technology - 25.2%
Adobe Systems, Inc. (A)	107,677	26,252,729	0.5%
Alphabet, Inc., Class A (A)	65,307	73,744,011	1.4%
Alphabet, Inc., Class C (A)	66,385	74,062,425	1.4%
Apple, Inc.	1,074,772	198,951,046	3.8%

500 Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Information
technology (continued)
Cisco Systems, Inc.	1,028,359	$44,250,288	0.9%
Facebook, Inc., Class A (A)	524,491	101,919,091	2.0%
IBM Corp.	186,627	26,071,792	0.5%
Intel Corp.	1,018,456	50,627,448	1.0%
Mastercard, Inc., Class A	200,472	39,396,757	0.8%
Microsoft Corp.	1,680,012	165,665,983	3.2%
NVIDIA Corp.	132,720	31,441,368	0.6%
Oracle Corp.	651,676	28,712,845	0.6%
Texas Instruments, Inc.	214,099	23,604,415	0.5%
Visa, Inc., Class A	390,543	51,727,420	1.0%
OTHER SECURITIES		371,174,646	7.0%
		1,307,602,264
Materials - 2.5%
DowDuPont, Inc.	507,365	33,445,501	0.6%
OTHER SECURITIES		97,698,342	1.9%
		131,143,843
Real estate - 2.8%		143,783,409	2.8%
Telecommunication
services - 1.9%
AT&T, Inc.	1,586,975	50,957,767	1.0%
Verizon Communications, Inc.	903,537	45,456,946	0.8%
OTHER SECURITIES		3,973,489	0.1%
		100,388,202
Utilities - 2.9%		148,467,800	2.9%
TOTAL COMMON STOCKS
(Cost $2,524,553,783)		$5,034,338,691

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust,
2.0600% (B)(C)	1,872,436	18,731,096	0.3%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,731,923)		$18,731,096

SHORT-TERM INVESTMENTS - 3.0%
U.S. Government Agency - 2.8%
Federal Home Loan Bank
Discount Note, 1.880%,
07/05/2018 *	$5,000,000	4,999,220	0.1%
Federal Home Loan Bank
Discount Note, 1.890%,
08/06/2018 *	10,000,000	9,981,330	0.2%
Federal Home Loan Bank
Discount Note, 1.895%,
08/08/2018 *	20,000,000	19,960,540	0.4%
Federal Home Loan Bank
Discount Note, 1.895%,
08/10/2018 *	95,000,000	94,802,400	1.8%
Federal Home Loan Bank
Discount Note, 1.895%,
08/13/2018 *	15,000,000	14,966,400	0.3%
		144,709,890
Repurchase agreement - 0.2%		11,332,000	0.2%
TOTAL SHORT-TERM INVESTMENTS
(Cost $156,038,070)		$156,041,890
Total Investments (500 Index Trust)
(Cost $2,699,323,776) - 100.3%		$5,209,111,677	100.3%
Other assets and liabilities, net - (0.3)%		(17,404,873)	(0.3)%
TOTAL NET ASSETS - 100.0%		$5,191,706,804	100.0%

Security Abbreviations and Legend

(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

(B)	The rate shown is the annualized seven-day yield as of 6-30-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

500 Index Trust (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P 500 Index E-Mini Futures	1,247	Long	Sep 2018	$172,964,092	$169,691,760	$(3,272,332)
						$(3,272,332)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

American Asset Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance
Series - 100.0%
American Asset Allocation
Fund - Class 1	64,670,400	$1,479,658,742	100.0%
TOTAL INVESTMENT COMPANIES
(Cost $1,077,220,206)		$1,479,658,742
Total Investments (American Asset Allocation
Trust) (Cost $1,077,220,206) - 100.0%		$1,479,658,742	100.0%
Other assets and liabilities, net - (0.0)%		(68,347)	(0.0)%
TOTAL NET ASSETS - 100.0%		$1,479,590,395	100.0%

American Global Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance
Series - 100.0%
American Global Growth
Fund - Class 1	7,644,707	$224,601,489	100.0%
TOTAL INVESTMENT COMPANIES
(Cost $202,710,942)		$224,601,489
Total Investments (American Global Growth
Trust) (Cost $202,710,942) - 100.0%		$224,601,489	100.0%
Other assets and liabilities, net - (0.0)%		(24,767)	(0.0)%
TOTAL NET ASSETS - 100.0%		$224,576,722	100.0%

American Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance
Series - 100.0%
American Growth Fund - Class 1	11,705,527	$905,656,612	100.0%
TOTAL INVESTMENT COMPANIES
(Cost $767,841,609)		$905,656,612
Total Investments (American Growth Trust)
(Cost $767,841,609) - 100.0%		$905,656,612	100.0%
Other assets and liabilities, net - (0.0)%		(43,819)	(0.0)%
TOTAL NET ASSETS - 100.0%		$905,612,793	100.0%

American Growth-Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance
Series - 100.0%
American Growth-Income
Fund - Class 1	21,258,526	$1,059,950,100	100.0%
TOTAL INVESTMENT COMPANIES
(Cost $919,989,550)		$1,059,950,100
Total Investments (American Growth-Income
Trust) (Cost $919,989,550) - 100.0%		$1,059,950,100	100.0%
Other assets and liabilities, net - (0.0)%		(55,387)	(0.0)%
TOTAL NET ASSETS - 100.0%		$1,059,894,713	100.0%

American International Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance
Series - 100.0%
American International
Fund - Class 1	25,615,383	$529,469,970	100.0%
TOTAL INVESTMENT COMPANIES
(Cost $460,242,844)		$529,469,970
Total Investments (American International Trust)
(Cost $460,242,844) - 100.0%		$529,469,970	100.0%
Other assets and liabilities, net - (0.0)%		(32,739)	(0.0)%
TOTAL NET ASSETS - 100.0%		$529,437,231	100.0%

Blue Chip Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.8%
Consumer discretionary - 22.6%
Amazon.com, Inc. (A)	114,403	$194,462,211	10.6%
Booking Holdings, Inc. (A)	35,829	72,628,608	4.0%
Dollar General Corp.	126,146	12,437,996	0.7%
Marriott International, Inc.,
Class A	131,603	16,660,940	0.9%
Netflix, Inc. (A)	74,552	29,181,889	1.6%
Ross Stores, Inc.	167,098	14,161,556	0.8%
Tesla, Inc. (A)(B)	44,082	15,117,922	0.8%
The Home Depot, Inc.	53,896	10,515,110	0.6%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)

Consumer discretionary (continued)
OTHER SECURITIES		$48,932,871	2.6%
		414,099,103
Consumer staples - 0.1%		1,970,247	0.1%
Financials - 8.8%
Intercontinental Exchange, Inc.	223,223	16,418,052	0.9%
JPMorgan Chase & Co.	138,169	14,397,210	0.8%
Morgan Stanley	641,325	30,398,805	1.7%
State Street Corp.	145,725	13,565,540	0.7%
TD Ameritrade Holding Corp.	516,741	28,301,905	1.5%
The Charles Schwab Corp.	254,117	12,985,379	0.7%
Willis Towers Watson PLC	93,618	14,192,489	0.8%
OTHER SECURITIES		30,096,985	1.7%
		160,356,365
Health care - 16.0%
Alexion Pharmaceuticals, Inc. (A)	156,657	19,448,967	1.1%
Anthem, Inc.	88,834	21,145,157	1.2%
Becton, Dickinson and Company	144,355	34,581,684	1.9%
Cigna Corp.	102,500	17,419,875	0.9%
Danaher Corp.	182,760	18,034,757	1.0%
Humana, Inc.	35,837	10,666,166	0.6%
Intuitive Surgical, Inc. (A)	56,282	26,929,811	1.5%
Stryker Corp.	179,288	30,274,572	1.6%
Thermo Fisher Scientific, Inc.	88,065	18,241,784	1.0%
UnitedHealth Group, Inc.	213,812	52,456,636	2.9%
Vertex Pharmaceuticals, Inc. (A)	174,633	29,680,625	1.6%
OTHER SECURITIES		13,258,514	0.7%
		292,138,548
Industrials - 8.5%
American Airlines Group, Inc.	370,703	14,071,886	0.8%
Honeywell International, Inc.	91,395	13,165,450	0.7%
Northrop Grumman Corp.	33,200	10,215,640	0.6%
Roper Technologies, Inc.	40,175	11,084,684	0.6%
The Boeing Company	180,502	60,560,226	3.3%
OTHER SECURITIES		47,309,981	2.5%
		156,407,867
Information technology - 42.6%
Alibaba Group Holding, Ltd.,
ADR (A)	356,893	66,214,358	3.6%
Alphabet, Inc., Class A (A)	27,966	31,578,928	1.7%
Alphabet, Inc., Class C (A)	67,698	75,527,274	4.1%
Broadcom, Inc.	47,126	11,434,653	0.6%
Electronic Arts, Inc. (A)	103,000	14,525,060	0.8%
Facebook, Inc., Class A (A)	515,955	100,260,376	5.5%
Fiserv, Inc. (A)	212,308	15,729,900	0.9%
Global Payments, Inc.	142,233	15,857,557	0.9%
Intuit, Inc.	129,205	26,397,228	1.4%
Mastercard, Inc., Class A	267,171	52,504,445	2.9%
Microsoft Corp.	887,418	87,508,289	4.8%
PayPal Holdings, Inc. (A)	299,590	24,946,859	1.4%
Red Hat, Inc. (A)	93,195	12,522,612	0.7%
salesforce.com, Inc. (A)	279,321	38,099,384	2.1%
ServiceNow, Inc. (A)	165,049	28,466,001	1.6%
Tencent Holdings, Ltd.	745,300	37,425,517	2.0%
Texas Instruments, Inc.	121,107	13,352,047	0.7%
Visa, Inc., Class A	454,189	60,157,333	3.3%
Workday, Inc., Class A (A)	85,062	10,302,709	0.6%
OTHER SECURITIES		56,988,612	3.0%
		779,799,142

Blue Chip Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Materials - 0.6%		$10,473,332	0.6%
Real estate - 0.3%		4,637,214	0.3%
Utilities - 0.3%		5,141,440	0.3%
TOTAL COMMON STOCKS (Cost $964,194,759)		$1,825,023,258

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral Trust,
2.0600% (C)(D)	2,493,728	24,946,260	1.4%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $24,947,016)		$24,946,260

SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
T. Rowe Price Government
Reserve Fund, 2.1583% (C)	11,340,799	11,340,799	0.6%
OTHER SECURITIES		371,349	0.0%
		11,712,148
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,712,148)		$11,712,148
Total Investments (Blue Chip Growth Trust)
(Cost $1,000,853,923) - 101.8%		$1,861,681,666	101.8%
Other assets and liabilities, net - (1.8)%		(32,399,821)	(1.8)%
TOTAL NET ASSETS - 100.0%		$1,829,281,845	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.3%
Consumer discretionary - 21.9%
Amazon.com, Inc. (A)	36,671	$62,333,366	5.8%
Booking Holdings, Inc. (A)	8,787	17,812,040	1.7%
Kering SA	33,977	19,139,227	1.8%
Marriott International, Inc.,
Class A	157,378	19,924,055	1.9%
McDonald’s Corp.	98,810	15,482,539	1.5%
Netflix, Inc. (A)	107,085	41,916,282	3.9%
NIKE, Inc., Class B	185,628	14,790,839	1.4%
Tesla, Inc. (A)(B)	59,516	20,411,012	1.9%
The Home Depot, Inc.	93,434	18,228,973	1.7%
OTHER SECURITIES		3,104,139	0.3%
		233,142,472
Consumer staples - 4.8%
Constellation Brands, Inc., Class A	33,911	7,422,101	0.7%
Costco Wholesale Corp.	91,260	19,071,515	1.8%
Monster Beverage Corp. (A)	155,345	8,901,269	0.8%
The Estee Lauder
Companies, Inc., Class A	113,743	16,229,989	1.5%
		51,624,874
Energy - 1.1%
Concho Resources, Inc. (A)	86,596	11,980,557	1.1%
Financials - 4.1%
JPMorgan Chase & Co.	196,519	20,477,280	1.9%

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.	52,943	$11,677,638	1.1%
The PNC Financial Services
Group, Inc.	81,853	11,058,340	1.1%
		43,213,258
Health care - 7.8%
Alexion Pharmaceuticals, Inc. (A)	59,123	7,340,120	0.7%
AstraZeneca PLC, ADR	229,188	8,046,791	0.7%
BioMarin Pharmaceutical, Inc. (A)	111,678	10,520,068	1.0%
Bristol-Myers Squibb Company	203,626	11,268,663	1.1%
Illumina, Inc. (A)	49,677	13,874,289	1.3%
UnitedHealth Group, Inc.	75,595	18,546,477	1.7%
Vertex Pharmaceuticals, Inc. (A)	51,330	8,724,047	0.8%
OTHER SECURITIES		5,298,188	0.5%
		83,618,643
Industrials - 6.2%
Caterpillar, Inc.	101,962	13,833,185	1.3%
FedEx Corp.	46,373	10,529,453	1.0%
Parker-Hannifin Corp.	68,413	10,662,166	1.0%
The Boeing Company	92,549	31,051,115	2.9%
		66,075,919
Information technology - 50.5%
Activision Blizzard, Inc.	196,552	15,000,849	1.4%
Adobe Systems, Inc. (A)	125,497	30,597,424	2.9%
Alibaba Group Holding, Ltd.,
ADR (A)	217,763	40,401,569	3.8%
Alphabet, Inc., Class A (A)	22,217	25,087,214	2.4%
Alphabet, Inc., Class C (A)	23,663	26,399,626	2.5%
Apple, Inc.	225,596	41,760,076	3.9%
Broadcom, Inc.	86,336	20,948,567	2.0%
Facebook, Inc., Class A (A)	214,229	41,628,979	3.9%
FleetCor Technologies, Inc. (A)	74,624	15,719,546	1.5%
Mastercard, Inc., Class A	192,338	37,798,264	3.6%
Microsoft Corp.	442,009	43,586,504	4.1%
NVIDIA Corp.	108,613	25,730,420	2.4%
PayPal Holdings, Inc. (A)	194,893	16,228,740	1.5%
Red Hat, Inc. (A)	110,290	14,819,667	1.4%
salesforce.com, Inc. (A)	229,283	31,274,201	2.9%
Splunk, Inc. (A)	91,026	9,021,587	0.8%
Square, Inc., Class A (A)	105,130	6,480,213	0.6%
Tencent Holdings, Ltd.	709,710	35,638,352	3.3%
Texas Instruments, Inc.	114,788	12,655,377	1.2%
Visa, Inc., Class A	273,457	36,219,380	3.4%
Workday, Inc., Class A (A)	89,474	10,837,091	1.0%
		537,833,646
Materials - 0.9%
Albemarle Corp.	99,658	9,400,739	0.9%
TOTAL COMMON STOCKS (Cost $699,935,460)		$1,036,890,108

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral Trust,
2.0600% (C)(D)	2,102,083	21,028,393	2.0%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,028,864)		$21,028,393

Capital Appreciation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS - 1.9%
Money market funds - 1.9%
State Street Institutional
U.S. Government Money
Market Fund, Premier Class,
1.8098% (C)	20,120,179	$20,120,179	1.9%
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,120,179)		$20,120,179
Total Investments (Capital Appreciation Trust)
(Cost $741,084,503) - 101.2%		$1,078,038,680	101.2%
Other assets and liabilities, net - (1.2)%		(12,856,435)	(1.2)%
TOTAL NET ASSETS - 100.0%		$1,065,182,245	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 70.0%
Consumer discretionary - 7.6%
Amazon.com, Inc. (A)	5,359	$9,109,228	2.4%
Aramark	181,141	6,720,331	1.7%
Booking Holdings, Inc. (A)	1,570	3,182,531	0.8%
Magna International, Inc.	56,796	3,301,551	0.9%
Yum! Brands, Inc.	46,423	3,631,207	0.9%
OTHER SECURITIES		3,452,730	0.9%
		29,397,578
Consumer staples - 6.0%
Dr. Pepper Snapple Group, Inc.	132,029	16,107,538	4.2%
PepsiCo, Inc.	23,536	2,562,364	0.7%
Philip Morris International, Inc.	22,547	1,820,445	0.5%
OTHER SECURITIES		2,590,558	0.6%
		23,080,905
Energy - 1.4%
Enterprise Products Partners LP	97,393	2,694,864	0.7%
OTHER SECURITIES		2,595,717	0.7%
		5,290,581
Financials - 7.3%
Intercontinental Exchange, Inc.	39,633	2,915,007	0.7%
Marsh & McLennan
Companies, Inc.	148,693	12,188,365	3.2%
State Street Corp.	49,130	4,573,512	1.2%
The PNC Financial Services
Group, Inc.	63,905	8,633,566	2.2%
		28,310,450
Health care - 14.0%
Abbott Laboratories	101,794	6,208,416	1.6%
Aetna, Inc.	19,162	3,516,227	0.9%
Anthem, Inc.	10,522	2,504,552	0.6%
Becton, Dickinson and Company	46,559	11,153,674	2.9%
Danaher Corp.	104,501	10,312,159	2.7%
PerkinElmer, Inc.	141,065	10,330,190	2.7%
Thermo Fisher Scientific, Inc. (B)	12,159	2,518,615	0.6%
UnitedHealth Group, Inc. (B)	19,873	4,875,642	1.3%
OTHER SECURITIES		2,692,581	0.7%
		54,112,056

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Industrials - 6.0%
Equifax, Inc.	32,392	$4,052,563	1.0%
Fortive Corp.	78,796	6,075,960	1.6%
Republic Services, Inc.	62,238	4,254,590	1.1%
The Middleby Corp. (A)(C)	24,549	2,563,407	0.7%
Waste Connections, Inc.	56,216	4,231,940	1.1%
OTHER SECURITIES		2,092,226	0.5%
		23,270,686
Information technology - 18.4%
Alphabet, Inc., Class A (A)	1,710	1,930,915	0.5%
Alphabet, Inc., Class C (A)	2,193	2,446,620	0.6%
Apple, Inc.	9,300	1,721,523	0.5%
Facebook, Inc., Class A (A)	31,800	6,179,376	1.6%
Fidelity National Information
Services, Inc.	88,025	9,333,291	2.4%
Fiserv, Inc. (A)	151,240	11,205,372	2.9%
Intuit, Inc.	21,875	4,469,172	1.2%
Maxim Integrated Products, Inc.	47,918	2,810,870	0.7%
Microsoft Corp.	117,800	11,616,258	3.0%
TE Connectivity, Ltd.	34,809	3,134,899	0.8%
Texas Instruments, Inc. (B)	43,935	4,843,834	1.3%
Visa, Inc., Class A	72,873	9,652,029	2.5%
OTHER SECURITIES		1,586,395	0.4%
		70,930,554
Materials - 0.3%		941,079	0.3%
Real estate - 1.9%
American Tower Corp.	49,943	7,200,282	1.9%
Utilities - 7.1%
American Electric Power
Company, Inc.	52,900	3,663,325	0.9%
CMS Energy Corp.	56,034	2,649,288	0.7%
DTE Energy Company	56,025	5,805,871	1.5%
Eversource Energy	68,328	4,004,704	1.0%
NiSource, Inc.	216,944	5,701,288	1.5%
OTHER SECURITIES		5,621,571	1.5%
		27,446,047
TOTAL COMMON STOCKS (Cost $226,552,639)		$269,980,218

PREFERRED
SECURITIES - 3.9%
Financials - 1.4%
State Street Corp., 6.000%	2,346	61,231	0.0%
Wells Fargo & Company,
Series L, 7.500%	3,466	4,365,288	1.2%
OTHER SECURITIES		811,680	0.2%
		5,238,199
Health care - 1.0%
Becton, Dickinson and Company,
6.125%	65,309	4,039,362	1.0%
Industrials - 0.3%
Fortive Corp., 5.000%	1,082	1,109,694	0.3%
Utilities - 1.2%
DTE Energy Company, 5.250%	35,000	861,350	0.2%
OTHER SECURITIES		3,795,921	1.0%
		4,657,271
TOTAL PREFERRED SECURITIES
(Cost $14,193,286)		$15,044,526

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 4.3%
U.S. Treasury Notes - 4.3%
2.250%, 11/15/2027	$17,275,000	$16,415,299	4.3%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $16,896,032)		$16,415,299

CORPORATE BONDS - 16.6%
Consumer discretionary - 5.6%
Amazon.com, Inc.
2.600%, 12/05/2019	465,000	465,315	0.1%
Netflix, Inc.
5.875%, 02/15/2025	755,000	774,471	0.2%
Netflix, Inc.
4.875%, 04/15/2028 (D)	3,360,000	3,202,651	0.8%
Netflix, Inc.
4.375%, 11/15/2026	1,835,000	1,715,358	0.4%
Netflix, Inc.
5.875%, 11/15/2028 (D)	2,860,000	2,887,742	0.8%
Yum! Brands, Inc.
6.875%, 11/15/2037	260,000	256,100	0.1%
Yum! Brands, Inc.
3.875%, 11/01/2023	475,000	453,625	0.1%
Yum! Brands, Inc.
5.350%, 11/01/2043	215,000	189,533	0.1%
Yum! Brands, Inc.
3.875%, 11/01/2020	710,000	701,125	0.2%
Yum! Brands, Inc.
3.750%, 11/01/2021	1,300,000	1,274,000	0.3%
Yum! Brands, Inc.
5.300%, 09/15/2019	180,000	183,600	0.1%
OTHER SECURITIES		9,329,020	2.4%
		21,432,540
Consumer staples - 1.0%
Philip Morris International, Inc.
2.000%, 02/21/2020	380,000	373,879	0.1%
Philip Morris International, Inc.
2.625%, 02/18/2022	470,000	458,004	0.1%
Philip Morris International, Inc. (3
month LIBOR + 0.420%)
2.751%, 02/21/2020 (E)	255,000	255,955	0.1%
OTHER SECURITIES		2,914,857	0.7%
		4,002,695
Energy - 0.3%		1,338,432	0.3%
Financials - 2.9%
KFW
2.875%, 04/03/2028	8,815,000	8,705,611	2.3%
Marsh & McLennan
Companies, Inc.
2.350%, 03/06/2020	140,000	138,059	0.0%
Marsh & McLennan
Companies, Inc.
3.300%, 03/14/2023	65,000	64,229	0.0%
Marsh & McLennan
Companies, Inc.
2.750%, 01/30/2022	190,000	185,685	0.1%
State Street Corp. (5.250% to
9-15-20, then 3 month LIBOR
+ 3.597%) (F)	435,000	446,854	0.1%
The PNC Financial Services
Group, Inc. (5.000% to 11-1-26,
then 3 month LIBOR +
3.300%) (F)	525,000	520,406	0.1%
OTHER SECURITIES		1,163,617	0.3%
		11,224,461

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE
BONDS (continued)
Health care - 1.5%
Becton, Dickinson and Company
2.675%, 12/15/2019	$266,000	$263,997	0.1%
Becton, Dickinson and Company
3.363%, 06/06/2024	620,000	595,320	0.2%
Becton, Dickinson and Company
(3 month LIBOR + 1.030%)
3.055%, 06/06/2022 (E)	400,000	401,312	0.1%
HCA, Inc.
6.500%, 02/15/2020	1,890,000	1,967,963	0.5%
HCA, Inc.
3.750%, 03/15/2019	200,000	200,750	0.1%
HCA, Inc.
4.250%, 10/15/2019	485,000	488,638	0.1%
Thermo Fisher Scientific, Inc.
3.200%, 08/15/2027	75,000	70,088	0.0%
OTHER SECURITIES		1,678,223	0.4%
		5,666,291
Industrials - 0.8%
Fortive Corp.
1.800%, 06/15/2019	40,000	39,558	0.0%
OTHER SECURITIES		2,945,556	0.8%
		2,985,114
Information technology - 0.8%
Apple, Inc.
1.500%, 09/12/2019	1,160,000	1,145,565	0.3%
Fiserv, Inc.
2.700%, 06/01/2020	580,000	574,446	0.2%
OTHER SECURITIES		1,359,352	0.3%
		3,079,363
Materials - 0.6%		2,488,963	0.6%
Real estate - 0.9%
American Tower Corp.
3.300%, 02/15/2021	320,000	319,631	0.1%
OTHER SECURITIES		2,958,502	0.8%
		3,278,133
Telecommunication
services - 0.5%		2,103,467	0.5%
Utilities - 1.7%
DTE Energy Company
3.800%, 03/15/2027	700,000	684,072	0.2%
Eversource Energy
2.750%, 03/15/2022	275,000	268,079	0.1%
Eversource Energy
2.900%, 10/01/2024	175,000	166,034	0.0%
Eversource Energy
3.300%, 01/15/2028	433,000	408,824	0.1%
NiSource, Inc.
3.490%, 05/15/2027	1,010,000	966,750	0.3%
NiSource, Inc.
4.375%, 05/15/2047	555,000	538,581	0.1%
NiSource, Inc. (5.650% to 6-15-23
then 5 Year CMT +
2.843%) (D)(F)	375,000	372,188	0.1%
OTHER SECURITIES		3,018,035	0.8%
		6,422,563
TOTAL CORPORATE BONDS (Cost $65,175,589)		$64,022,022

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
TERM LOANS (G) - 2.3%
Consumer discretionary - 0.1%		$483,233	0.1%
Consumer staples - 0.0%		37,816	0.0%
Energy - 0.1%		605,394	0.1%
Financials - 0.9%
HUB International, Ltd. (2 month
LIBOR + 3.000%)
5.360%, 04/25/2025	$3,170,000	3,149,015	0.8%
OTHER SECURITIES		269,268	0.1%
		3,418,283
Health care - 0.3%		1,246,580	0.3%
Industrials - 0.5%		1,823,101	0.5%
Information technology - 0.2%
Fiserv, Inc. (1 month LIBOR +
1.250%)
3.344%, 10/25/2018	64,286	64,125	0.0%
OTHER SECURITIES		636,820	0.2%
		700,945
Materials - 0.1%		254,638	0.1%
Telecommunication
services - 0.1%		424,397	0.1%
TOTAL TERM LOANS (Cost $9,050,353)		$8,994,387

ASSET BACKED SECURITIES - 0.4%		1,726,663	0.4%
TOTAL ASSET BACKED SECURITIES
(Cost $1,718,106)		$1,726,663

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral Trust,
2.0600% (H)(I)	425,397	4,255,500	1.1%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,255,668)		$4,255,500

SHORT-TERM INVESTMENTS - 3.1%
Money market funds - 2.6%
T. Rowe Price Government
Reserve Fund, 2.1583% (H)	9,904,416	9,904,416	2.6%
Repurchase agreement - 0.5%
Repurchase Agreement with State
Street Corp. dated 6-29-18 at
0.900% to be repurchased at
$2,139,160 on 7-2-18,
collateralized by $2,180,000
U.S. Treasury Notes, 1.375%
due 12-31-18 (valued at
$2,185,882, including interest)	2,139,000	2,139,000	0.5%
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,043,416)		$12,043,416
Total Investments (Capital Appreciation Value
Trust) (Cost $349,885,089) - 101.7%		$392,482,031	101.7%
Other assets and liabilities, net - (1.7)%		(6,663,128)	(1.7)%
TOTAL NET ASSETS - 100.0%		$385,818,903	100.0%

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	A portion of this security is on loan as of 6-30-18.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

Capital Appreciation Value Trust (continued)

(H)	The rate shown is the annualized seven-day yield as of 6-30-18.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Citigroup Global
Markets, Inc.	Abbott Laboratories	USD	65.00	Jan 2019	154	15,400	$36,449	$(26,123)
Deutsche Bank
Securities, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	65	6,500	11,927	(6,611)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	6	600	40,231	(30,175)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	4	400	20,748	(20,116)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,260.00	Jan 2019	2	200	10,739	(7,565)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	13	1,300	63,312	(65,379)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	8	800	38,176	(40,233)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,260.00	Jan 2019	5	500	25,537	(16,085)
JPMorgan Clearing Corp.	American Tower Corp.	USD	160.00	Jan 2019	34	3,400	17,476	(6,987)
JPMorgan Clearing Corp.	American Tower Corp.	USD	165.00	Jan 2019	33	3,300	12,625	(4,029)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	260.00	Jan 2019	34	3,400	31,792	(24,773)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	26	2,600	25,249	(12,266)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	34	3,400	21,556	(16,041)
Credit Suisse Securities
(USA) LLC	Apple, Inc.	USD	200.00	Jan 2019	93	9,300	62,048	(62,372)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	1,900.00	Jan 2019	2	200	28,423	(47,952)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,000.00	Jan 2019	2	200	21,859	(36,020)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,300.00	Jan 2019	4	400	28,086	(24,573)
Citigroup Global
Markets, Inc.	Enterprise Products Partners LP	USD	30.00	Jan 2019	343	34,300	27,943	(16,523)
Citigroup Global
Markets, Inc.	Facebook, Inc., Class A	USD	180.00	Jan 2019	63	6,300	68,247	(164,739)
Citigroup Global
Markets, Inc.	Intercontinental Exchange, Inc.	USD	80.00	Jan 2019	134	13,400	36,024	(23,871)
JPMorgan Clearing Corp.	Intuit, Inc.	USD	190.00	Jan 2019	57	5,700	51,562	(147,149)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	9	900	10,209	(22,084)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	29	2,900	37,299	(71,161)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	8	800	7,693	(16,816)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	29	2,900	31,292	(60,958)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	100.00	Jan 2019	111	11,100	48,426	(68,486)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	105.00	Jan 2019	43	4,300	19,542	(17,431)
RBC Capital Markets	Microsoft Corp.	USD	105.00	Jan 2019	51	5,100	16,779	(20,673)

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Options on securities (continued)
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Deutsche Bank
Securities, Inc.	Microsoft Corp.	USD	110.00	Jan 2019	195	19,500	$57,651	$(49,269)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	110.00	Jan 2019	43	4,300	13,631	(10,864)
RBC Capital Markets LLC	Microsoft Corp.	USD	110.00	Jan 2019	52	5,200	11,076	(13,138)
Citigroup Global
Markets, Inc.	Philip Morris International, Inc.	USD	115.00	Jan 2019	55	5,500	22,061	(610)
Citigroup Global
Markets, Inc.	State Street Corp.	USD	100.00	Jan 2019	61	6,100	47,707	(25,270)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	125.00	Jan 2019	64	6,400	28,182	(16,410)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	130.00	Jan 2019	65	6,500	20,973	(10,590)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2019	10	1,000	6,237	(6,625)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	145.00	Jan 2019	10	1,000	4,833	(4,938)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2019	10	1,000	3,709	(3,326)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	155.00	Jan 2019	10	1,000	2,728	(2,280)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	165.00	Jan 2019	86	8,600	30,702	(7,428)
Citigroup Global
Markets, Inc.	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2019	8	800	4,176	(155)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	230.00	Jan 2019	33	3,300	32,671	(14,590)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	240.00	Jan 2019	34	3,400	23,229	(8,103)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	12	1,200	11,184	(11,005)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	33	3,300	18,604	(30,263)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	36	3,600	28,349	(21,545)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	93	9,300	45,759	(55,658)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2019	21	2,100	12,960	(62,225)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	110.00	Jan 2019	21	2,100	9,578	(53,603)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	115.00	Jan 2019	21	2,100	6,888	(44,182)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	58	5,800	22,693	(99,016)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	125.00	Jan 2019	56	5,600	20,292	(71,964)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	135.00	Jan 2019	85	8,500	36,266	(62,470)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	43	4,300	18,576	(22,166)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	38	3,800	17,746	(19,588)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	150.00	Jan 2020	33	3,300	30,571	(28,912)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	155.00	Jan 2020	33	3,300	24,836	(23,770)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	160.00	Jan 2020	34	3,400	20,699	(20,012)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	7	700	1,344	(224)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	85	8,500	14,911	(2,716)
							$1,502,071	$(1,880,106)

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Derivatives Currency Abbreviations

USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Emerging Markets Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.2%
Brazil - 6.2%
Banco Bradesco SA	32,561	$204,822	0.0%
Petroleo Brasileiro SA	1,256,990	6,298,328	0.9%
Petroleo Brasileiro SA, ADR	52,982	531,409	0.1%
Petroleo Brasileiro SA, ADR	52,953	468,105	0.1%
Vale SA	1,790,356	22,907,503	3.2%
OTHER SECURITIES		13,546,264	1.9%
		43,956,431
Chile - 1.4%		9,578,457	1.4%
China - 12.3%
Bank of China, Ltd., H Shares	12,196,694	6,048,644	0.9%
China Construction Bank Corp.,
H Shares	15,188,000	13,897,648	2.0%
China Petroleum & Chemical
Corp., ADR	61,889	5,560,113	0.8%
China Petroleum & Chemical
Corp., H Shares	718,000	642,694	0.1%
CNOOC, Ltd.	4,593,000	7,870,314	1.1%
Industrial & Commercial Bank of
China, Ltd., H Shares	19,011,000	14,179,167	2.0%
PetroChina Company, Ltd.,
H Shares	5,554,000	4,231,119	0.6%
OTHER SECURITIES		35,665,748	4.8%
		88,095,447
Colombia - 0.3%		2,347,278	0.3%
Czech Republic - 0.2%		1,572,568	0.2%
Greece - 0.0%		215,094	0.0%
Hong Kong - 5.0%
China Mobile, Ltd.	1,321,000	11,721,163	1.7%
China Overseas Land &
Investment, Ltd.	1,090,000	3,577,600	0.5%
China Resources Land, Ltd.	788,000	2,646,936	0.4%
China Unicom Hong Kong, Ltd.	896,000	1,116,851	0.2%
China Unicom Hong Kong, Ltd.,
ADR (A)	112,186	1,403,447	0.2%
OTHER SECURITIES		14,966,862	2.0%
		35,432,859
Hungary - 0.2%		1,595,682	0.2%
India - 12.7%
Axis Bank, Ltd.	424,021	3,149,272	0.5%
Bharti Airtel, Ltd.	676,019	3,766,321	0.5%
ICICI Bank, Ltd.	847,890	3,401,660	0.5%
JSW Steel, Ltd.	506,361	2,414,907	0.4%
Mahindra & Mahindra, Ltd.	185,072	2,422,449	0.4%
Reliance Industries, Ltd.	165,331	2,350,824	0.3%
Reliance Industries, Ltd., GDR (B)	554,303	15,533,672	2.2%
Tata Motors, Ltd. (C)	620,187	2,434,430	0.4%
Vedanta, Ltd.	224,895	776,098	0.1%
Vedanta, Ltd., ADR	158,875	2,160,700	0.3%
OTHER SECURITIES		52,404,990	7.1%
		90,815,323
Indonesia - 2.4%		17,339,716	2.4%
Malaysia - 2.6%		18,817,572	2.6%
Malta - 0.0%		190,059	0.0%
Mexico - 3.7%
Cemex SAB de CV, ADR (C)	439,595	2,883,743	0.4%

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Mexico (continued)
Grupo Financiero Banorte SAB de
CV, Series O (A)	844,466	$4,965,534	0.7%
Grupo Mexico SAB de CV,
Series B	1,664,521	4,717,760	0.7%
OTHER SECURITIES		13,513,548	1.9%
		26,080,585
Philippines - 1.0%		7,343,011	1.0%
Poland - 1.2%		8,679,851	1.2%
Russia - 2.0%
Gazprom PJSC, ADR	958,281	4,199,334	0.6%
LUKOIL PJSC, ADR	120,863	8,230,999	1.2%
OTHER SECURITIES		2,041,423	0.2%
		14,471,756
Singapore - 0.0%		50,309	0.0%
South Africa - 7.0%
Barclays Africa Group, Ltd.	293,019	3,402,451	0.5%
MTN Group, Ltd.	949,023	7,458,565	1.1%
Sasol, Ltd.	204,114	7,422,982	1.0%
Standard Bank Group, Ltd.	657,101	9,174,562	1.3%
OTHER SECURITIES		22,858,590	3.1%
		50,317,150
South Korea - 16.7%
Hana Financial Group, Inc.	102,967	3,954,010	0.6%
Hyundai Mobis Company, Ltd.	20,267	3,854,803	0.6%
Hyundai Motor Company	52,466	5,896,860	0.8%
KB Financial Group, Inc.	38,273	1,801,578	0.3%
KB Financial Group, Inc., ADR	91,112	4,234,886	0.6%
LG Electronics, Inc.	42,604	3,172,090	0.5%
POSCO	32,392	9,557,581	1.4%
POSCO, ADR	29,174	2,162,377	0.3%
Shinhan Financial Group
Company, Ltd., ADR	175,556	6,755,395	1.0%
SK Innovation Company, Ltd.	35,028	6,344,565	0.9%
Woori Bank	174,709	2,548,244	0.4%
Woori Bank, ADR	83	3,650	0.0%
OTHER SECURITIES		68,819,185	9.3%
		119,105,224
Taiwan - 17.1%
Cathay Financial Holding
Company, Ltd.	3,230,000	5,689,332	0.8%
China Steel Corp.	6,066,180	4,712,305	0.7%
CTBC Financial Holding
Company, Ltd.	7,474,348	5,370,451	0.8%
First Financial Holding
Company, Ltd.	3,726,705	2,516,144	0.4%
Fubon Financial Holding
Company, Ltd.	3,527,417	5,901,780	0.8%
Hon Hai Precision Industry
Company, Ltd. (A)	4,059,310	11,061,894	1.6%
Mega Financial Holding
Company, Ltd.	4,141,472	3,651,523	0.5%
United Microelectronics
Corp. (A)(D)	7,234,794	4,053,744	0.6%
OTHER SECURITIES		79,612,657	10.9%
		122,569,830

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Thailand - 3.1%
PTT Exploration &
Production PCL	615,600	$2,605,953	0.4%
PTT PCL	4,364,900	6,310,646	0.9%
OTHER SECURITIES		12,998,808	1.8%
		21,915,407
Turkey - 1.0%		7,297,728	1.0%
Ukraine - 0.1%		252,523	0.1%
Vietnam - 0.0%		12,599	0.0%
TOTAL COMMON STOCKS (Cost $666,321,034)		$688,052,459

PREFERRED
SECURITIES - 1.8%
Brazil - 1.7%
Banco Bradesco SA	387,889	2,692,179	0.4%
Petroleo Brasileiro SA	1,734,907	7,694,782	1.1%
OTHER SECURITIES		1,783,970	0.2%
		12,170,931
Colombia - 0.1%		648,910	0.1%
Malaysia - 0.0%		12,268	0.0%
Panama - 0.0%		105,163	0.0%
South Korea - 0.0%		59,408	0.0%
TOTAL PREFERRED SECURITIES
(Cost $14,511,100)		$12,996,680

RIGHTS - 0.0%		29,921	0.0%
TOTAL RIGHTS (Cost $33,059)		$29,921

WARRANTS - 0.0%		28,318	0.0%
TOTAL WARRANTS (Cost $0)		$28,318

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral Trust,
2.0600% (E)(F)	1,306,188	$13,066,714	1.8%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,066,882)		$13,066,714
Total Investments (Emerging Markets Value Trust)
(Cost $693,932,075) - 99.8%		$714,174,092	99.8%
Other assets and liabilities, net - 0.2%		1,425,120	0.2%
TOTAL NET ASSETS - 100.0%		$715,599,212	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18.
(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)	Non-income producing security.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI Emerging Markets Index Futures	190	Long	Sep 2018	$10,060,571	$10,101,350	$40,779
						$40,779

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Equity Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.4%
Consumer discretionary - 7.5%
Comcast Corp., Class A	498,033	$16,340,463	0.9%
Las Vegas Sands Corp.	238,100	18,181,316	1.0%
Mattel, Inc. (A)	593,675	9,748,144	0.6%
Twenty-First Century Fox, Inc.,
Class B	838,400	41,307,968	2.4%
OTHER SECURITIES		46,034,686	2.6%
		131,612,577
Consumer staples - 6.7%
Kimberly-Clark Corp.	210,300	22,153,002	1.3%
Philip Morris International, Inc.	210,700	17,011,918	1.0%
Tyson Foods, Inc., Class A	322,700	22,217,895	1.3%

Equity Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Consumer staples (continued)
Walmart, Inc.	205,700	$17,618,205	1.0%
OTHER SECURITIES		37,481,521	2.1%
		116,482,541
Energy - 10.6%
Apache Corp.	356,083	16,646,880	0.9%
Chevron Corp.	162,300	20,519,589	1.2%
Exxon Mobil Corp.	561,600	46,461,168	2.7%
Hess Corp.	369,300	24,702,477	1.4%
Occidental Petroleum Corp.	241,700	20,225,456	1.2%
TOTAL SA	607,241	36,875,156	2.1%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Energy (continued)
TransCanada Corp.	410,200	$17,720,640	1.0%
OTHER SECURITIES		2,012,415	0.1%
		185,163,781
Financials - 24.6%
American International
Group, Inc.	427,577	22,670,133	1.3%
Chubb, Ltd.	192,044	24,393,429	1.4%
Citigroup, Inc.	304,600	20,383,832	1.2%
Fifth Third Bancorp	711,100	20,408,570	1.2%
JPMorgan Chase & Co.	595,075	62,006,814	3.5%
KeyCorp	764,200	14,932,468	0.9%
Loews Corp.	386,566	18,663,406	1.1%
MetLife, Inc.	573,800	25,017,680	1.4%
Morgan Stanley	645,800	30,610,920	1.7%
State Street Corp.	261,200	24,315,108	1.4%
The PNC Financial Services
Group, Inc.	126,400	17,076,640	1.0%
U.S. Bancorp	550,400	27,531,008	1.6%
Wells Fargo & Company	982,900	54,491,976	3.1%
OTHER SECURITIES		67,230,536	3.8%
		429,732,520
Health care - 11.7%
Anthem, Inc.	130,474	31,056,726	1.8%
Becton, Dickinson and Company	40,500	9,702,180	0.6%
Gilead Sciences, Inc.	291,500	20,649,860	1.2%
GlaxoSmithKline PLC	551,305	11,114,823	0.6%
GlaxoSmithKline PLC, ADR	179,300	7,227,583	0.4%
Johnson & Johnson	249,700	30,298,598	1.7%
Medtronic PLC	286,199	24,501,496	1.4%
Merck & Company, Inc.	302,950	18,389,065	1.1%
Pfizer, Inc.	679,135	24,639,018	1.4%
OTHER SECURITIES		27,194,368	1.5%
		204,773,717
Industrials - 10.1%
Harris Corp.	190,824	27,581,701	1.6%
Johnson Controls
International PLC	768,965	25,721,879	1.5%
The Boeing Company	89,000	29,860,390	1.7%
United Parcel Service, Inc.,
Class B	194,100	20,619,243	1.2%
OTHER SECURITIES		71,513,354	4.1%
		175,296,567
Information technology - 7.8%
Cisco Systems, Inc.	671,000	28,873,130	1.7%
Microsoft Corp.	391,525	38,608,280	2.2%
QUALCOMM, Inc.	533,900	29,962,468	1.7%
OTHER SECURITIES		38,718,421	2.2%
		136,162,299
Materials - 5.6%
CF Industries Holdings, Inc.	448,200	19,900,080	1.1%
DowDuPont, Inc.	549,698	36,236,092	2.1%
International Paper Company	298,100	15,525,048	0.9%
OTHER SECURITIES		26,268,153	1.5%
		97,929,373
Real estate - 2.8%		48,837,013	2.8%
Telecommunication
services - 3.0%
Verizon Communications, Inc.	686,885	34,557,184	2.0%
OTHER SECURITIES		16,962,691	1.0%
		51,519,875

Equity Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Utilities - 5.0%
NiSource, Inc.	827,500	$21,746,700	1.2%
The Southern Company	672,448	31,141,067	1.8%
OTHER SECURITIES		33,932,974	2.0%
		86,820,741
TOTAL COMMON STOCKS
(Cost $1,330,705,268)		$1,664,331,004

PREFERRED
SECURITIES - 2.2%
Health care - 0.8%
Becton, Dickinson and Company,
6.125%	227,357	14,062,030	0.8%
Utilities - 1.4%		24,579,867	1.4%
TOTAL PREFERRED SECURITIES
(Cost $33,641,949)		$38,641,897

CORPORATE BONDS - 0.4%
Consumer discretionary - 0.4%
Mattel, Inc.
6.750%, 12/31/2025 (A)(B)	$8,109,000	7,896,139	0.4%
TOTAL CORPORATE BONDS (Cost $8,012,532)		$7,896,139

CONVERTIBLE
BONDS - 0.2%
Financials - 0.2%		3,265,039	0.2%
TOTAL CONVERTIBLE BONDS
(Cost $3,124,000)		$3,265,039

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral Trust,
2.0600% (C)(D)	1,149,519	11,499,330	0.7%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,499,914)		$11,499,330

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.5%
T. Rowe Price Government
Reserve Fund, 2.1583% (C)	23,260,294	23,260,294	1.3%
OTHER SECURITIES		2,975,893	0.2%
		26,236,187
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,236,187)		$26,236,187
Total Investments (Equity Income Trust)
(Cost $1,413,219,850) - 100.4%		$1,751,869,596	100.4%
Other assets and liabilities, net - (0.4)%		(7,071,738)	(0.4)%
TOTAL NET ASSETS - 100.0%		$1,744,797,858	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Financial Industries Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.7%
Financials - 93.0%
American Express Company	34,097	$3,341,506	1.5%
Ameris Bancorp	50,700	2,704,845	1.2%
Aon PLC	33,761	4,630,996	2.1%
Arthur J. Gallagher & Company	42,601	2,780,993	1.3%
Assured Guaranty, Ltd.	107,114	3,827,183	1.7%
Athene Holding, Ltd., Class A (A)	65,341	2,864,549	1.3%
Bank of America Corp.	246,543	6,950,046	3.2%
Bankinter SA	414,888	4,025,657	1.8%
Berkshire Hathaway, Inc.,
Class B (A)	29,952	5,590,541	2.5%
Capital One Financial Corp.	57,202	5,256,864	2.4%
Chemical Financial Corp.	44,377	2,470,468	1.1%
Chubb, Ltd.	37,044	4,705,327	2.1%
Citigroup, Inc.	49,038	3,281,623	1.5%
Citizens Financial Group, Inc.	174,029	6,769,728	3.1%
Close Brothers Group PLC	105,314	2,055,922	0.9%
CNO Financial Group, Inc.	143,863	2,739,152	1.2%
Comerica, Inc.	74,314	6,756,629	3.1%
Danske Bank A/S	149,753	4,665,388	2.1%
Discover Financial Services	53,450	3,763,415	1.7%
DNB ASA	117,752	2,292,992	1.0%
E*TRADE Financial Corp. (A)	58,594	3,583,609	1.6%
First Merchants Corp.	54,863	2,545,643	1.2%
Glacier Bancorp, Inc.	61,763	2,388,993	1.1%
Great Western Bancorp, Inc.	47,247	1,983,902	0.9%
Invesco, Ltd.	117,653	3,124,864	1.4%
James River Group Holdings, Ltd.	41,440	1,628,178	0.7%
JPMorgan Chase & Co.	62,611	6,524,066	3.0%
KeyCorp	298,765	5,837,868	2.6%
Kinsale Capital Group, Inc.	55,077	3,021,524	1.4%
KKR & Company LP (B)	177,174	4,402,774	2.0%
Lincoln National Corp.	92,319	5,746,858	2.6%
M&T Bank Corp.	19,721	3,355,528	1.5%
MB Financial, Inc.	59,310	2,769,777	1.3%
Nordea Bank AB	270,938	2,598,996	1.2%
Pinnacle Financial Partners, Inc.	31,544	1,935,224	0.9%
Provident Financial Services, Inc.	56,517	1,555,913	0.7%
Regions Financial Corp.	338,345	6,015,774	2.7%
SunTrust Banks, Inc.	89,087	5,881,524	2.7%
SVB Financial Group (A)	22,637	6,536,660	3.0%
The Blackstone Group LP	99,192	3,191,007	1.4%
The PNC Financial Services
Group, Inc.	30,470	4,116,497	1.9%
TriCo Bancshares	57,575	2,156,184	1.0%
U.S. Bancorp	94,090	4,706,382	2.1%
Unicaja Banco SA (C)	895,571	1,533,732	0.7%
Union Bankshares Corp.	56,481	2,195,981	1.0%
Voya Financial, Inc.	85,112	4,000,264	1.8%
Willis Towers Watson PLC	16,248	2,463,197	1.1%
Zions Bancorporation	112,205	5,912,081	2.7%
OTHER SECURITIES		21,992,587	10.0%
		205,179,411
Information technology - 0.6%		1,331,364	0.6%
Real estate - 4.1%
Prologis, Inc.	35,422	2,326,871	1.1%

Financial Industries Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Real estate (continued)
OTHER SECURITIES		$6,718,126	3.0%
		9,044,997
TOTAL COMMON STOCKS (Cost $183,980,372)		$215,555,772

PREFERRED
SECURITIES - 0.1%
Financials - 0.1%		297,888	0.1%
TOTAL PREFERRED SECURITIES
(Cost $232,154)		$297,888

CONVERTIBLE
BONDS - 0.5%
Financials - 0.5%		982,438	0.5%
TOTAL CONVERTIBLE BONDS (Cost $940,000)		$982,438

WARRANTS - 0.1%		209,815	0.1%
TOTAL WARRANTS
(Cost $230,622)		$209,815

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust,
2.0600% (D)(E)	71,754	717,794	0.3%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $717,825)		$717,794

SHORT-TERM INVESTMENTS - 2.0%
U.S. Government Agency - 2.0%
Federal Home Loan Bank
Discount Note, 1.600%,
07/02/2018 *	$3,937,000	3,937,000	1.8%
OTHER SECURITIES		444,000	0.2%
		4,381,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,380,806)		$4,381,000
Total Investments (Financial Industries Trust)
(Cost $190,481,779) - 100.7%		$222,144,707	100.7%
Other assets and liabilities, net - (0.7)%		(1,499,903)	(0.7)%
TOTAL NET ASSETS - 100.0%		$220,644,804	100.0%

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
DKK	1,920,000	USD	301,951	Barclays Bank PLC Wholesale	9/19/2018	$839	—

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
DKK	1,060,000	USD	166,573	UBS AG	9/19/2018	$593	—
GBP	140,000	USD	185,730	Bank of America, N.A.	9/19/2018	—	($328)
GBP	270,000	USD	360,042	HSBC Bank USA	9/19/2018	—	(2,481)
USD	270,654	DKK	1,710,000	Barclays Bank PLC Wholesale	9/19/2018	981	—
USD	4,902,596	DKK	31,010,000	UBS AG	9/19/2018	12,215	—
USD	10,501,139	EUR	8,890,000	State Street Bank and Trust Company	9/19/2018	58,812	—
USD	2,630,949	GBP	1,960,000	HSBC Bank USA	9/19/2018	35,322	—
USD	1,886,173	JPY	205,520,000	Standard Chartered Bank	9/19/2018	19,861	—
USD	3,218,599	NOK	26,080,000	Citibank N.A.	9/19/2018	6,512	—
USD	2,654,581	SEK	23,120,000	UBS AG	9/19/2018	58,005	—
						$193,140	($2,809)

Derivatives Currency Abbreviations

DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Fundamental All Cap Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.7%
Consumer discretionary - 26.2%
Amazon.com, Inc. (A)	86,278	$146,655,346	7.8%
CarMax, Inc. (A)	189,930	13,840,199	0.7%
Group 1 Automotive, Inc.	382,848	24,119,424	1.3%
Lennar Corp., A Shares	1,544,072	81,063,780	4.3%
Lennar Corp., B Shares	14,840	633,520	0.0%
Liberty Media Corp.-Liberty
Formula One, Series C (A)	1,544,088	57,331,987	3.0%
NVR, Inc. (A)	5,353	15,900,284	0.9%
Polaris Industries, Inc.	878,178	107,295,788	5.7%
Tempur Sealy
International, Inc. (A)	976,985	46,944,129	2.5%
		493,784,457
Consumer staples - 1.9%
Anheuser-Busch InBev SA, ADR	156,924	15,811,662	0.9%
Diageo PLC, ADR	132,892	19,137,777	1.0%
		34,949,439
Energy - 6.1%
Cheniere Energy, Inc. (A)	583,115	38,013,267	2.0%
Kinder Morgan, Inc.	100,281	1,771,965	0.1%
National Oilwell Varco, Inc.	723,120	31,383,408	1.6%
Schlumberger, Ltd.	329,778	22,105,019	1.2%
Suncor Energy, Inc.	548,608	22,317,373	1.2%
		115,591,032
Financials - 21.6%
Affiliated Managers Group, Inc.	236,498	35,160,158	1.9%
American Express Company	199,799	19,580,302	1.0%
Bank of America Corp.	3,126,421	88,133,808	4.7%
Citigroup, Inc.	1,375,392	92,041,233	4.9%
FactSet Research Systems, Inc.	48,946	9,696,203	0.5%
Greenhill & Company, Inc.	670,286	19,036,122	1.0%
Morgan Stanley	1,254,677	59,471,690	3.1%
Synchrony Financial	272,454	9,094,515	0.5%
The Goldman Sachs Group, Inc.	340,509	75,106,070	4.0%
		407,320,101

Fundamental All Cap Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Health care - 4.2%
Allergan PLC	154,077	$25,687,717	1.4%
Amgen, Inc.	286,104	52,811,937	2.8%
		78,499,654
Industrials - 9.5%
General Electric Company	5,732,425	78,018,304	4.1%
IHS Markit, Ltd. (A)	741,333	38,245,369	2.0%
Regal Beloit Corp.	193,319	15,813,494	0.8%
Sensata Technologies Holding
PLC (A)	413,636	19,680,801	1.1%
The Manitowoc Company, Inc. (A)	378,357	9,784,312	0.5%
United Rentals, Inc. (A)	37,984	5,607,198	0.3%
Welbilt, Inc. (A)	404,218	9,018,104	0.5%
WESCO International, Inc. (A)	68,109	3,889,024	0.2%
		180,056,606
Information technology - 24.6%
Alphabet, Inc., Class A (A)	70,257	79,333,502	4.2%
Apple, Inc.	747,673	138,401,749	7.3%
Cargurus, Inc. (A)	1,918,818	66,659,737	3.5%
Facebook, Inc., Class A (A)	257,914	50,117,848	2.7%
Twitter, Inc. (A)	1,770,814	77,331,447	4.1%
Workday, Inc., Class A (A)	432,953	52,439,267	2.8%
		464,283,550
Materials - 1.3%
Louisiana-Pacific Corp.	898,575	24,459,212	1.3%
Real estate - 2.3%
American Tower Corp.	233,594	33,677,247	1.8%
Five Point Holdings LLC,
Class A (A)	845,237	9,508,916	0.5%
		43,186,163
TOTAL COMMON STOCKS
(Cost $1,370,931,508)		$1,842,130,214

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS - 2.1%
U.S. Government Agency - 2.1%
Federal Agricultural Mortgage
Corp. Discount Note, 1.630%,
07/02/2018 *	$3,974,000	$3,974,000	0.2%
Federal Home Loan Bank
Discount Note, 1.600%,
07/02/2018 *	35,240,000	35,240,000	1.9%
		39,214,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,212,265)		$39,214,000
Total Investments (Fundamental All Cap Core
Trust) (Cost $1,410,143,773) - 99.8%		$1,881,344,214	99.8%
Other assets and liabilities, net - 0.2%		3,424,867	0.2%
TOTAL NET ASSETS - 100.0%		$1,884,769,081	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Fundamental Large Cap Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.0%
Consumer discretionary - 8.7%
Adient PLC	59,888	$2,945,891	0.4%
AutoZone, Inc. (A)	12,449	8,352,408	1.1%
Group 1 Automotive, Inc.	121,771	7,671,573	1.0%
Lennar Corp., A Shares	433,916	22,780,590	3.1%
Lennar Corp., B Shares	6,056	258,531	0.0%
Tempur Sealy
International, Inc. (A)	195,572	9,397,235	1.3%
Twenty-First Century Fox, Inc.,
Class A	262,881	13,062,557	1.8%
		64,468,785
Consumer staples - 3.7%
Anheuser-Busch InBev SA, ADR	105,523	10,632,497	1.5%
Danone SA	93,688	6,840,393	0.9%
Heineken Holding NV	98,724	9,441,561	1.3%
		26,914,451
Energy - 11.5%
Chevron Corp.	133,542	16,883,715	2.3%
Exxon Mobil Corp.	273,866	22,656,934	3.0%
Kinder Morgan, Inc.	589,164	10,410,528	1.4%
National Oilwell Varco, Inc.	506,559	21,984,661	3.0%
Suncor Energy, Inc.	325,281	13,232,431	1.8%
		85,168,269
Financials - 31.5%
Affiliated Managers Group, Inc.	68,883	10,240,836	1.4%
American Express Company	220,264	21,585,872	2.9%
Bank of America Corp.	1,423,193	40,119,811	5.4%
CIT Group, Inc.	288,658	14,551,250	2.0%
Citigroup, Inc.	523,516	35,033,691	4.7%
JPMorgan Chase & Co.	210,717	21,956,711	3.0%
Morgan Stanley	595,250	28,214,850	3.8%
Prudential Financial, Inc.	101,373	9,479,389	1.3%
Synchrony Financial	354,709	11,840,186	1.6%
The Goldman Sachs Group, Inc.	145,652	32,126,462	4.4%
Wells Fargo & Company	137,268	7,610,138	1.0%
		232,759,196

Fundamental Large Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Health care - 11.9%
Allergan PLC	110,069	$18,350,704	2.5%
Amgen, Inc.	21,292	3,930,290	0.5%
Biogen, Inc. (A)	42,063	12,208,365	1.7%
Danaher Corp.	86,157	8,501,973	1.1%
Gilead Sciences, Inc.	125,865	8,916,277	1.2%
Medtronic PLC	174,106	14,905,215	2.0%
Merck & Company, Inc.	180,138	10,934,377	1.5%
Novartis AG, ADR	64,559	4,876,787	0.7%
Patterson Companies, Inc.	240,509	5,452,339	0.7%
		88,076,327
Industrials - 15.2%
General Electric Company	3,272,907	44,544,264	6.0%
L3 Technologies, Inc.	42,192	8,114,365	1.1%
Nielsen Holdings PLC	163,070	5,043,755	0.7%
Parker-Hannifin Corp.	20,667	3,220,952	0.4%
The Manitowoc Company, Inc. (A)	146,546	3,789,680	0.5%
Union Pacific Corp.	153,535	21,752,839	3.0%
United Rentals, Inc. (A)	45,494	6,715,824	0.9%
United Technologies Corp.	154,410	19,305,882	2.6%
		112,487,561
Information technology - 14.3%
Apple, Inc.	238,432	44,136,148	6.0%
Cisco Systems, Inc.	216,550	9,318,147	1.3%
eBay, Inc. (A)	506,774	18,375,625	2.5%
Microsoft Corp.	224,398	22,127,887	3.0%
Oracle Corp.	257,525	11,346,552	1.5%
		105,304,359
Materials - 2.2%
LyondellBasell Industries NV,
Class A	146,864	16,133,006	2.2%
TOTAL COMMON STOCKS (Cost $636,912,700)		$731,311,954

SHORT-TERM INVESTMENTS - 1.1%
U.S. Government Agency - 1.1%
Federal Agricultural Mortgage
Corp. Discount Note, 1.630%,
07/02/2018 *	$818,000	818,000	0.1%
Federal Home Loan Bank
Discount Note, 1.600%,
07/02/2018 *	7,257,000	7,257,000	1.0%
		8,075,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,074,643)		$8,075,000
Total Investments (Fundamental Large Cap
Value Trust) (Cost $644,987,343) - 100.1%		$739,386,954	100.1%
Other assets and liabilities, net - (0.1)%		(509,612)	(0.1)%
TOTAL NET ASSETS - 100.0%		$738,877,342	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.8%
Canada - 2.8%
Wheaton Precious Metals Corp.	115,525	$2,550,135	1.1%
OTHER SECURITIES		3,766,383	1.7%
		6,316,518
China - 4.0%
Baidu, Inc., ADR (A)	16,160	3,926,880	1.8%
China Life Insurance
Company, Ltd., H Shares	979,710	2,513,438	1.1%
China Telecom Corp., Ltd.,
ADR (B)	48,010	2,229,104	1.0%
China Telecom Corp., Ltd.,
H Shares	356,900	167,471	0.1%
		8,836,893
Denmark - 0.9%		2,120,025	0.9%
France - 6.3%
AXA SA	128,195	3,132,292	1.4%
BNP Paribas SA	43,238	2,674,573	1.2%
Sanofi	35,354	2,837,499	1.3%
Veolia Environnement SA	122,490	2,617,495	1.2%
OTHER SECURITIES		2,878,323	1.2%
		14,140,182
Germany - 5.3%
Bayer AG	25,220	2,769,755	1.2%
Merck KGaA	29,092	2,832,033	1.3%
Siemens AG	26,789	3,529,611	1.6%
OTHER SECURITIES		2,716,906	1.2%
		11,848,305
Hong Kong - 2.7%
China Mobile, Ltd.	247,250	2,193,836	1.0%
OTHER SECURITIES		3,911,775	1.7%
		6,105,611
India - 1.4%		3,115,305	1.4%
Ireland - 2.2%
Perrigo Company PLC	32,350	2,358,639	1.0%
OTHER SECURITIES		2,642,231	1.2%
		5,000,870
Israel - 2.4%
Teva Pharmaceutical
Industries, Ltd., ADR (B)	219,300	5,333,376	2.4%
Italy - 1.9%
Eni SpA	224,262	4,158,131	1.9%
Japan - 5.1%
Mitsui Fudosan Company, Ltd.	91,210	2,197,092	1.0%
Panasonic Corp.	228,570	3,082,135	1.4%
OTHER SECURITIES		5,992,686	2.7%
		11,271,913
Luxembourg - 2.2%
SES SA	272,710	4,985,068	2.2%
Netherlands - 6.2%
Aegon NV	484,876	2,895,011	1.3%
Akzo Nobel NV	29,982	2,557,236	1.1%
Royal Dutch Shell PLC, B Shares	159,355	5,706,974	2.6%
OTHER SECURITIES		2,669,063	1.2%
		13,828,284
Singapore - 1.6%
Singapore
Telecommunications, Ltd.	1,546,550	3,491,796	1.6%
South Korea - 3.0%
KB Financial Group, Inc., ADR	58,548	2,721,311	1.2%

Global Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
South Korea (continued)
Samsung Electronics
Company, Ltd.	94,850	$3,973,227	1.8%
		6,694,538
Spain - 0.6%		1,422,870	0.6%
Sweden - 1.6%		3,467,417	1.6%
Switzerland - 2.8%
Roche Holding AG	12,842	2,849,103	1.3%
UBS Group AG (A)	183,290	2,809,902	1.3%
OTHER SECURITIES		564,345	0.2%
		6,223,350
Taiwan - 0.4%		876,700	0.4%
Thailand - 1.2%
Bangkok Bank PCL	311,130	1,861,767	0.9%
Bangkok Bank PCL, NVDR	126,340	745,976	0.3%
		2,607,743
United Kingdom - 9.6%
BP PLC	552,738	4,205,512	1.9%
HSBC Holdings PLC	359,799	3,366,283	1.5%
Kingfisher PLC	867,666	3,393,099	1.5%
Standard Chartered PLC	414,528	3,765,326	1.7%
Vodafone Group PLC	998,831	2,419,458	1.1%
OTHER SECURITIES		4,239,152	1.9%
		21,388,830
United States - 31.6%
Advance Auto Parts, Inc.	27,350	3,711,395	1.7%
Allergan PLC	25,608	4,269,366	1.9%
Alphabet, Inc., Class A (A)	2,680	3,026,229	1.4%
AmerisourceBergen Corp.	28,690	2,446,396	1.1%
Apache Corp.	71,680	3,351,040	1.5%
Apple, Inc.	12,680	2,347,195	1.1%
Capital One Financial Corp.	31,060	2,854,414	1.3%
Citigroup, Inc.	71,170	4,762,696	2.1%
Comcast Corp., Class A	76,850	2,521,449	1.1%
Coty, Inc., Class A	214,750	3,027,975	1.4%
Eli Lilly & Company	30,870	2,634,137	1.2%
Gilead Sciences, Inc.	46,960	3,326,646	1.5%
JPMorgan Chase & Co.	22,070	2,299,694	1.0%
Microsoft Corp.	25,100	2,475,111	1.1%
Navistar International Corp. (A)	74,730	3,043,006	1.4%
Oracle Corp.	91,860	4,047,352	1.8%
United Parcel Service, Inc.,
Class B	21,540	2,288,194	1.0%
OTHER SECURITIES		17,964,712	8.0%
		70,397,007
TOTAL COMMON STOCKS (Cost $201,472,744)		$213,630,732

CORPORATE BONDS - 0.5%
United States - 0.5%		1,057,048	0.5%
TOTAL CORPORATE BONDS (Cost $988,690)		$1,057,048

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral Trust,
2.0600% (C)(D)	587,336	5,875,529	2.6%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,875,754)		$5,875,529

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS - 2.7%
U.S. Government Agency - 2.7%
Federal Home Loan Bank
Discount Note, 1.630%,
07/02/2018 *	$5,900,000	$5,900,000	2.7%
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,899,737)		$5,900,000
Total Investments (Global Trust)
(Cost $214,236,925) - 101.6%		$226,463,309	101.6%
Other assets and liabilities, net - (1.6)%		(3,523,207)	(1.6)%
TOTAL NET ASSETS - 100.0%		$222,940,102	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Health Sciences Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.4%
Consumer discretionary - 0.1%		$227,629	0.1%
Financials - 0.0%		154,400	0.0%
Health care - 98.3%
AbbVie, Inc.	22,088	2,046,453	0.7%
Aetna, Inc.	9,833	1,804,356	0.6%
Agilent Technologies, Inc.	93,512	5,782,782	1.9%
Alexion Pharmaceuticals, Inc. (A)	58,759	7,294,930	2.4%
Align Technology, Inc. (A)	8,601	2,942,746	1.0%
Allergan PLC	20,125	3,355,240	1.1%
Alnylam Pharmaceuticals, Inc. (A)	20,985	2,066,813	0.7%
Amgen, Inc.	16,600	3,064,194	1.0%
Anthem, Inc.	34,400	8,188,232	2.7%
AstraZeneca PLC, ADR	101,200	3,553,132	1.2%
athenahealth, Inc. (A)	12,712	2,022,988	0.7%
Becton, Dickinson and Company	59,356	14,219,323	4.8%
BeiGene, Ltd., ADR (A)	11,982	1,841,993	0.6%
Biogen, Inc. (A)	13,529	3,926,657	1.3%
BioMarin Pharmaceutical, Inc. (A)	35,493	3,343,441	1.1%
Bluebird Bio, Inc. (A)	22,469	3,526,510	1.2%
Bristol-Myers Squibb Company	51,344	2,841,377	1.0%
Centene Corp. (A)	49,259	6,069,201	2.0%
Cigna Corp.	37,360	6,349,332	2.1%
Danaher Corp.	43,700	4,312,316	1.4%
Gilead Sciences, Inc.	46,267	3,277,554	1.1%
HCA Healthcare, Inc.	41,407	4,248,358	1.4%
Hologic, Inc. (A)	96,600	3,839,850	1.3%
Humana, Inc.	16,046	4,775,771	1.6%
Illumina, Inc. (A)	7,126	1,990,221	0.7%
Immunomedics, Inc. (A)	94,669	2,240,815	0.8%
Incyte Corp. (A)	59,300	3,973,100	1.3%
Insmed, Inc. (A)	88,251	2,087,136	0.7%
Intuitive Surgical, Inc. (A)	29,226	13,984,056	4.7%
Ironwood
Pharmaceuticals, Inc. (A)	68,570	1,311,058	0.4%
Loxo Oncology, Inc. (A)	16,240	2,817,315	0.9%

Health Sciences Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Health care (continued)
Merck & Company, Inc.	80,429	$4,882,040	1.6%
Molina Healthcare, Inc. (A)	19,109	1,871,535	0.6%
Neurocrine Biosciences, Inc. (A)	57,182	5,617,560	1.9%
Pfizer, Inc.	51,611	1,872,447	0.6%
Regeneron
Pharmaceuticals, Inc. (A)	10,800	3,725,892	1.2%
Sage Therapeutics, Inc. (A)	44,900	7,028,197	2.4%
Sarepta Therapeutics, Inc. (A)	39,200	5,181,456	1.7%
Seattle Genetics, Inc. (A)	35,677	2,368,596	0.8%
Shire PLC, ADR	12,480	2,106,624	0.7%
Spark Therapeutics, Inc. (A)	25,483	2,108,973	0.7%
Stryker Corp.	43,341	7,318,561	2.4%
Teleflex, Inc.	9,235	2,476,919	0.8%
The Cooper Companies, Inc.	11,335	2,668,826	0.9%
Thermo Fisher Scientific, Inc.	32,000	6,628,480	2.2%
Ultragenyx
Pharmaceutical, Inc. (A)	24,668	1,896,229	0.6%
UnitedHealth Group, Inc.	87,940	21,575,200	7.2%
Vertex Pharmaceuticals, Inc. (A)	60,966	10,361,781	3.5%
WellCare Health Plans, Inc. (A)	9,600	2,363,904	0.8%
West Pharmaceutical Services, Inc.	21,510	2,135,728	0.7%
OTHER SECURITIES		66,478,273	22.6%
		293,764,471
TOTAL COMMON STOCKS (Cost $223,272,505)		$294,146,500

PREFERRED
SECURITIES - 0.6%
Consumer discretionary - 0.2%		508,295	0.2%
Health care - 0.4%
Becton, Dickinson and Company,
6.125%	9,988	617,758	0.2%
OTHER SECURITIES		447,060	0.2%
		1,064,818
Information technology - 0.0%		152,049	0.0%
TOTAL PREFERRED SECURITIES
(Cost $1,474,948)		$1,725,162

CONVERTIBLE
BONDS - 0.1%
Health care - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022	$348,000	461,495	0.1%
TOTAL CONVERTIBLE BONDS (Cost $348,000)		$461,495

RIGHTS - 0.0%		4,585	0.0%
TOTAL RIGHTS (Cost $8,750)		$4,585

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%		2,354,319	0.8%
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,354,319)		$2,354,319
Total Investments (Health Sciences Trust)
(Cost $227,458,522) - 99.9%		$298,692,061	99.9%
Other assets and liabilities, net - 0.1%		297,155	0.1%
TOTAL NET ASSETS - 100.0%		$298,989,216	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.7%
Australia - 4.8%
BHP Billiton, Ltd.	114,915	$2,875,406	0.4%
Commonwealth Bank of
Australia (A)	62,931	3,394,031	0.5%
CSL, Ltd.	16,228	2,309,945	0.3%
Westpac Banking Corp. (A)	121,874	2,646,734	0.4%
OTHER SECURITIES		25,457,304	3.2%
		36,683,420
Austria - 0.2%		1,269,643	0.2%
Belgium - 0.7%
Anheuser-Busch InBev SA	27,018	2,725,173	0.4%
OTHER SECURITIES		2,836,321	0.3%
		5,561,494
Brazil - 0.9%		6,954,124	0.9%
Canada - 6.6%
Manulife Financial Corp. (B)	71,400	1,282,827	0.2%
Royal Bank of Canada	52,000	3,915,476	0.5%
Suncor Energy, Inc.	59,335	2,414,652	0.3%
The Bank of Nova Scotia (A)	42,900	2,429,145	0.3%
The Toronto-Dominion Bank	66,000	3,819,983	0.5%
OTHER SECURITIES		36,976,985	4.8%
		50,839,068
Chile - 0.2%		1,801,347	0.2%
China - 6.8%
Alibaba Group Holding, Ltd.,
ADR (C)	41,200	7,643,836	1.0%
Baidu, Inc., ADR (C)	9,900	2,405,700	0.3%
China Construction Bank Corp.,
H Shares	3,421,914	3,131,193	0.4%
Tencent Holdings, Ltd.	203,300	10,208,791	1.3%
OTHER SECURITIES		28,784,726	3.8%
		52,174,246
Colombia - 0.1%		906,901	0.1%
Czech Republic - 0.1%		381,743	0.1%
Denmark - 1.1%
Novo Nordisk A/S, B Shares	62,846	2,902,892	0.4%
OTHER SECURITIES		5,687,773	0.7%
		8,590,665
Egypt - 0.0%		199,094	0.0%
Finland - 0.7%		5,398,741	0.7%
France - 7.2%
Airbus SE	21,060	2,457,596	0.3%
BNP Paribas SA	40,670	2,515,725	0.3%
L’Oreal SA	9,054	2,232,056	0.3%
LVMH Moet Hennessy Louis
Vuitton SE	10,014	3,324,842	0.4%
Sanofi	41,125	3,300,677	0.4%
TOTAL SA (A)	88,179	5,354,744	0.7%
OTHER SECURITIES		36,528,103	4.8%
		55,713,743
Germany - 6.0%
Allianz SE	16,060	3,309,243	0.4%
BASF SE	33,222	3,171,660	0.4%
Bayer AG	32,511	3,570,480	0.5%
SAP SE	35,530	4,100,799	0.5%
Siemens AG	27,664	3,644,898	0.5%
OTHER SECURITIES		28,724,160	3.7%
		46,521,240
Greece - 0.1%		643,559	0.1%
Hong Kong - 3.3%
AIA Group, Ltd.	427,600	3,724,999	0.5%

International Equity Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Hong Kong (continued)
OTHER SECURITIES		$21,724,085	2.8%
		25,449,084
Hungary - 0.1%		532,713	0.1%
India - 2.1%		15,877,429	2.1%
Indonesia - 0.5%		3,785,824	0.5%
Ireland - 0.7%		5,563,372	0.7%
Isle of Man - 0.0%		290,899	0.0%
Israel - 0.3%		2,582,023	0.3%
Italy - 1.4%		10,400,907	1.4%
Japan - 16.0%
Mitsubishi UFJ Financial
Group, Inc.	427,000	2,418,906	0.3%
Sony Corp.	45,400	2,325,132	0.3%
Toyota Motor Corp.	81,280	5,256,295	0.7%
OTHER SECURITIES		113,504,536	14.7%
		123,504,869
Jersey, Channel Islands - 0.0%		259,457	0.0%
Luxembourg - 0.2%		1,823,157	0.2%
Macau - 0.1%		757,542	0.1%
Malaysia - 0.6%		4,499,244	0.6%
Mexico - 0.7%		5,388,872	0.7%
Netherlands - 3.3%
ASML Holding NV	14,584	2,885,956	0.4%
Royal Dutch Shell PLC, A Shares	164,049	5,677,555	0.7%
Royal Dutch Shell PLC, B Shares	133,535	4,782,284	0.6%
OTHER SECURITIES		11,801,999	1.6%
		25,147,794
New Zealand - 0.1%		1,055,603	0.1%
Norway - 0.5%		3,709,090	0.5%
Peru - 0.1%		792,558	0.1%
Philippines - 0.2%		1,774,950	0.2%
Poland - 0.3%		2,102,995	0.3%
Portugal - 0.1%		796,252	0.1%
Romania - 0.0%		114,630	0.0%
Russia - 0.8%		6,282,690	0.8%
Singapore - 0.9%		6,673,457	0.9%
South Africa - 1.6%
Naspers, Ltd., N Shares	15,506	3,909,742	0.5%
OTHER SECURITIES		8,085,494	1.1%
		11,995,236
South Korea - 3.3%
Samsung Electronics
Company, Ltd.	171,900	7,200,819	1.0%
OTHER SECURITIES		18,438,518	2.3%
		25,639,337
Spain - 2.0%
Banco Santander SA	571,804	3,055,992	0.4%
OTHER SECURITIES		12,378,099	1.6%
		15,434,091
Sweden - 1.7%		13,224,722	1.7%
Switzerland - 5.7%
Nestle SA	112,168	8,693,115	1.1%
Novartis AG	80,233	6,077,725	0.8%
Roche Holding AG	25,351	5,624,327	0.7%
OTHER SECURITIES		23,417,432	3.1%
		43,812,599

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Taiwan - 2.5%
Taiwan Semiconductor
Manufacturing Company, Ltd.	870,227	$6,179,551	0.8%
OTHER SECURITIES		12,998,365	1.7%
		19,177,916
Thailand - 0.5%		3,802,585	0.5%
Turkey - 0.2%		1,464,064	0.2%
United Arab Emirates - 0.0%		174,151	0.0%
United Kingdom - 10.3%
AstraZeneca PLC	45,458	3,144,199	0.4%
BP PLC	714,394	5,435,473	0.7%
British American Tobacco PLC	81,773	4,119,179	0.5%
Diageo PLC	87,710	3,151,057	0.4%
GlaxoSmithKline PLC	177,881	3,586,245	0.5%
HSBC Holdings PLC	713,439	6,666,618	0.9%
Rio Tinto PLC	42,842	2,361,385	0.3%
Unilever NV	54,909	3,059,368	0.4%
Unilever PLC	43,915	2,425,882	0.3%
Vodafone Group PLC	958,892	2,322,714	0.3%
OTHER SECURITIES		43,458,183	5.6%
		79,730,303
United States - 0.1%		811,230	0.1%
TOTAL COMMON STOCKS (Cost $563,788,948)		$738,070,673

PREFERRED
SECURITIES - 1.1%
Brazil - 0.5%		3,558,314	0.5%
Germany - 0.4%		2,859,426	0.4%
Italy - 0.0%		281,662	0.0%
South Korea - 0.2%
Samsung Electronics
Company, Ltd.	30,800	1,040,082	0.2%
OTHER SECURITIES		293,782	0.0%
		1,333,864
TOTAL PREFERRED SECURITIES
(Cost $7,529,513)		$8,033,266

RIGHTS - 0.0%		34,776	0.0%
TOTAL RIGHTS (Cost $35,133)		$34,776

International Equity Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral Trust,
2.0600% (D)(E)	2,291,097	$22,919,447	3.0%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $22,920,624)		$22,919,447

SHORT-TERM INVESTMENTS - 1.4%
Money market funds - 1.4%
Fidelity Institutional Money
Market Government Portfolio,
Institutional Class, 1.7571% (D)	11,076,013	11,076,013	1.4%
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,076,013)		$11,076,013
Total Investments (International Equity Index
Trust)
(Cost $605,350,231) - 101.2%		$780,134,175	101.2%
Other assets and liabilities, net - (1.2)%		(9,171,585)	(1.2)%
TOTAL NET ASSETS - 100.0%		$770,962,590	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18.
(B)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI EAFE Index Futures	150	Long	Sep 2018	$15,105,648	$14,665,500	$(440,148)
Mini MSCI Emerging Markets Index Futures	142	Long	Sep 2018	8,115,808	7,549,430	(566,378)
MSCI Taiwan Index Futures	57	Long	Jul 2018	2,209,776	2,209,890	114
						$(1,006,412)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.7%
Australia - 4.6%
Amcor, Ltd.	875,402	$9,327,136	2.6%
CSL, Ltd.	27,990	3,984,185	1.1%
OTHER SECURITIES		3,415,955	0.9%
		16,727,276
Brazil - 3.3%
B3 SA - Brasil Bolsa Balcao	1,015,234	5,356,779	1.5%
Banco Bradesco SA, ADR	629,222	4,316,463	1.2%
OTHER SECURITIES		2,334,657	0.6%
		12,007,899
Canada - 9.7%
Canadian National
Railway Company	58,783	4,808,075	1.3%
CGI Group, Inc., Class A (A)	196,612	12,459,397	3.4%
PrairieSky Royalty, Ltd.	252,404	4,982,226	1.4%
Suncor Energy, Inc.	135,542	5,515,915	1.5%
OTHER SECURITIES		7,565,761	2.1%
		35,331,374
China - 5.0%
Baidu, Inc., ADR (A)	19,187	4,662,436	1.3%
Henan Shuanghui Investment &
Development Company Ltd.,
Class A	1,251,594	4,976,591	1.4%
Kweichow Moutai Company, Ltd.,
Class A	47,770	5,261,087	1.4%
OTHER SECURITIES		3,466,374	0.9%
		18,366,488
Denmark - 1.7%
Carlsberg A/S, Class B	51,525	6,062,355	1.7%
France - 7.6%
Essilor International Cie Generale
d’Optique SA	29,462	4,154,036	1.1%
Pernod Ricard SA	38,376	6,263,156	1.7%
Schneider Electric SE	95,893	7,975,119	2.2%
Vinci SA	55,270	5,305,438	1.5%
Vivendi SA	167,191	4,089,983	1.1%
		27,787,732
Germany - 9.5%
Allianz SE	35,208	7,254,783	2.0%
Deutsche Boerse AG	81,120	10,785,254	2.9%
Deutsche Post AG	120,415	3,912,332	1.1%
SAP SE	87,493	10,098,261	2.8%
OTHER SECURITIES		2,707,260	0.7%
		34,757,890
Hong Kong - 3.4%
CK Hutchison Holdings, Ltd.	648,468	6,864,697	1.9%
Galaxy Entertainment Group, Ltd.	722,000	5,565,503	1.5%
		12,430,200
Italy - 2.5%
Intesa Sanpaolo SpA	1,666,697	4,822,212	1.3%
Mediobanca Banca di Credito
Finanziario SpA	447,702	4,141,262	1.2%
		8,963,474
Japan - 6.9%
Asahi Group Holdings, Ltd.	112,100	5,749,352	1.6%
FANUC Corp.	22,400	4,439,945	1.2%
Hoya Corp.	95,000	5,389,254	1.5%
Kao Corp.	56,700	4,321,764	1.2%
OTHER SECURITIES		5,310,099	1.4%
		25,210,414

International Growth Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Mexico - 2.4%
Fomento Economico Mexicano
SAB de CV, ADR	98,150	$8,616,589	2.4%
Netherlands - 4.3%
ING Groep NV	310,940	4,463,401	1.2%
Royal Dutch Shell PLC, B Shares	115,278	4,128,447	1.2%
Wolters Kluwer NV	124,242	6,979,518	1.9%
		15,571,366
Singapore - 1.7%
United Overseas Bank, Ltd.	321,400	6,299,033	1.7%
South Korea - 3.7%
NAVER Corp.	13,001	8,896,646	2.5%
Samsung Electronics
Company, Ltd.	107,889	4,519,425	1.2%
		13,416,071
Spain - 1.5%
Amadeus IT Group SA	67,100	5,276,244	1.5%
Sweden - 2.6%
Investor AB, B Shares	232,293	9,409,404	2.6%
Switzerland - 7.0%
Cie Financiere Richemont SA	68,052	5,752,740	1.6%
Julius Baer Group, Ltd. (A)	101,991	5,973,763	1.6%
Kuehne + Nagel International AG	25,636	3,848,515	1.1%
Novartis AG	87,115	6,599,043	1.8%
OTHER SECURITIES		3,306,468	0.9%
		25,480,529
Taiwan - 2.3%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,155,000	8,201,747	2.3%
Thailand - 0.8%		3,058,194	0.8%
Turkey - 0.9%		3,262,409	0.9%
United Kingdom - 11.3%
British American Tobacco PLC	116,321	5,859,477	1.6%
Compass Group PLC	322,142	6,866,653	1.9%
Informa PLC	508,120	5,585,291	1.5%
Lloyds Banking Group PLC	6,136,758	5,091,774	1.4%
Reckitt Benckiser Group PLC	72,590	5,964,339	1.6%
RELX PLC	377,461	8,060,660	2.2%
Unilever NV	70,198	3,911,225	1.1%
		41,339,419
United States - 4.0%
Broadcom, Inc.	43,199	10,481,805	2.9%
Philip Morris International, Inc.	50,809	4,102,319	1.1%
		14,584,124
TOTAL COMMON STOCKS (Cost $309,222,221)		$352,160,231

SHORT-TERM INVESTMENTS - 3.4%
Money market funds - 3.4%
JPMorgan U.S. Treasury Plus
Money Market Fund,
Institutional Class, 1.7300% (B)	12,472,631	12,472,631	3.4%
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,472,631)		$12,472,631
Total Investments (International Growth Stock Trust)
(Cost $321,694,852) - 100.1%		$364,632,862	100.1%
Other assets and liabilities, net - (0.1)%		(276,430)	(0.1)%
TOTAL NET ASSETS - 100.0%		$364,356,432	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-18.

International Small Company Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.6%
Australia - 6.7%		$9,274,598	6.7%
Austria - 1.4%		1,994,907	1.4%
Belgium - 1.5%
Ackermans & van Haaren NV	1,580	271,645	0.2%
Galapagos NV (A)	2,610	240,375	0.2%
OTHER SECURITIES		1,524,908	1.1%
		2,036,928
Bermuda - 0.2%
Hiscox, Ltd.	14,061	282,190	0.2%
Canada - 8.7%
Pan American Silver Corp.	15,300	273,844	0.2%
OTHER SECURITIES		11,772,944	8.5%
		12,046,788
China - 0.1%		150,954	0.1%
Denmark - 2.2%
Ambu A/S, Series B	8,117	273,052	0.2%
GN Store Nord A/S	8,454	384,118	0.3%
Royal Unibrew A/S	3,087	245,318	0.2%
OTHER SECURITIES		2,200,375	1.5%
		3,102,863
Finland - 2.7%
Amer Sports OYJ (A)	9,154	287,840	0.2%
Elisa OYJ	6,053	279,633	0.2%
Kesko OYJ, A Shares	690	39,205	0.0%
Kesko OYJ, B Shares	4,517	275,894	0.2%
Nokian Renkaat OYJ	7,620	300,060	0.2%
OTHER SECURITIES		2,521,346	1.9%
		3,703,978
France - 4.1%
Edenred (B)	10,864	343,158	0.3%
Ingenico Group SA	2,533	227,120	0.2%
Rubis SCA	4,886	304,557	0.2%
OTHER SECURITIES		4,850,967	3.4%
		5,725,802
Gabon - 0.0%		3,554	0.0%
Georgia - 0.0%		61,781	0.0%
Germany - 5.7%
HUGO BOSS AG	3,048	276,420	0.2%
K+S AG	12,004	295,288	0.2%
LANXESS AG	3,362	261,382	0.2%
LEG Immobilien AG	3,075	334,049	0.3%
Rheinmetall AG	2,634	289,799	0.2%
OTHER SECURITIES		6,425,486	4.6%
		7,882,424
Gibraltar - 0.0%		43,509	0.0%
Greece - 0.0%		158	0.0%
Guernsey, Channel
Islands - 0.0%		3,567	0.0%
Hong Kong - 2.8%		3,913,229	2.8%
India - 0.0%		43,974	0.0%
Ireland - 0.7%		946,906	0.7%
Isle of Man - 0.1%		126,237	0.1%
Israel - 0.7%		927,027	0.7%
Italy - 4.3%
Moncler SpA	4,941	224,198	0.2%

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Italy (continued)
Unione di Banche Italiane
SpA (B)	63,162	$241,930	0.2%
OTHER SECURITIES		5,423,833	3.9%
		5,889,961
Japan - 24.2%		33,464,958	24.2%
Jersey, Channel Islands - 0.2%		278,845	0.2%
Jordan - 0.0%		27,989	0.0%
Liechtenstein - 0.1%		80,605	0.1%
Luxembourg - 0.3%		423,660	0.3%
Macau - 0.0%		21,190	0.0%
Malaysia - 0.0%		28,746	0.0%
Malta - 0.1%		81,581	0.1%
Monaco - 0.1%		73,676	0.1%
Mongolia - 0.0%		5,664	0.0%
Netherlands - 2.6%
Aalberts Industries NV	6,065	289,728	0.2%
OTHER SECURITIES		3,253,611	2.4%
		3,543,339
New Zealand - 0.7%		920,068	0.7%
Norway - 0.8%		1,125,143	0.8%
Peru - 0.0%		41,495	0.0%
Portugal - 0.5%
Banco Comercial Portugues
SA (A)(B)	763,825	228,408	0.2%
OTHER SECURITIES		469,051	0.3%
		697,459
Russia - 0.0%		22,493	0.0%
Singapore - 1.0%		1,398,211	1.0%
South Africa - 0.1%		67,353	0.1%
Spain - 2.6%
Enagas SA	10,746	313,421	0.2%
OTHER SECURITIES		3,323,533	2.4%
		3,636,954
Sweden - 2.6%		3,559,938	2.6%
Switzerland - 4.7%
Georg Fischer AG	261	333,293	0.3%
Helvetia Holding AG	463	264,136	0.2%
OTHER SECURITIES		5,847,362	4.2%
		6,444,791
Taiwan - 0.0%		0	0.0%
United Arab Emirates - 0.0%		41,242	0.0%
United Kingdom - 15.8%
Auto Trader Group PLC (C)	42,564	238,545	0.2%
BBA Aviation PLC	65,305	292,970	0.2%
Beazley PLC	34,635	266,897	0.2%
Bellway PLC	7,616	300,876	0.2%
Cineworld Group PLC	75,022	261,851	0.2%
Close Brothers Group PLC	13,426	262,100	0.2%
Cranswick PLC	5,172	229,691	0.2%
Electrocomponents PLC	39,094	389,738	0.3%
Howden Joinery Group PLC	53,782	379,266	0.3%
IG Group Holdings PLC	23,595	267,545	0.2%
Inchcape PLC	25,976	267,046	0.2%
Informa PLC	25,815	283,760	0.2%
Man Group PLC	100,818	233,707	0.2%
Meggitt PLC	42,927	278,561	0.2%
NEX Group PLC	19,909	269,125	0.2%
Ocado Group PLC (A)	24,801	335,170	0.3%

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
United Kingdom (continued)
Pennon Group PLC	25,144	$262,957	0.2%
Rotork PLC	60,697	267,319	0.2%
RPC Group PLC	35,055	345,140	0.3%
Tate & Lyle PLC	29,683	252,613	0.2%
Travis Perkins PLC	11,954	224,002	0.2%
Tullow Oil PLC (A)(B)	148,951	479,270	0.4%
Victrex PLC	9,879	378,214	0.3%
William Hill PLC	58,234	232,585	0.2%
OTHER SECURITIES		14,837,952	10.3%
		21,836,900
United States - 0.3%		382,112	0.3%
TOTAL COMMON STOCKS (Cost $124,563,837)		$136,365,747

PREFERRED
SECURITIES - 0.2%
Germany - 0.2%		329,320	0.2%
TOTAL PREFERRED SECURITIES
(Cost $212,141)		$329,320

RIGHTS - 0.0%		36,825	0.0%
TOTAL RIGHTS (Cost $22,538)		$36,825

WARRANTS - 0.0%		230	0.0%
TOTAL WARRANTS (Cost $0)		$230

SECURITIES LENDING COLLATERAL - 7.9%
John Hancock Collateral Trust,
2.0600% (D)(E)	1,082,787	10,831,874	7.9%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,831,705)		$10,831,874
Total Investments (International Small Company Trust)
(Cost $135,630,221) - 106.7%		$147,563,996	106.7%
Other assets and liabilities, net - (6.7)%		(9,212,682)	(6.7)%
TOTAL NET ASSETS - 100.0%		$138,351,314	100.0%

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

International Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.7%
Canada - 6.2%
Alamos Gold, Inc., Class A	1,859,600	$10,581,126	1.3%
Husky Energy, Inc.	556,900	8,679,786	1.1%
Wheaton Precious Metals Corp.	780,100	17,220,174	2.1%
OTHER SECURITIES		13,260,183	1.7%
		49,741,269
China - 8.3%
Baidu, Inc., ADR (A)	68,960	16,757,280	2.1%
China Telecom Corp., Ltd.,
H Shares	27,310,427	12,815,084	1.6%

International Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
China (continued)
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,726,600	$7,504,409	0.9%
Sinopec Engineering Group
Company, Ltd., H Shares	8,099,000	8,446,381	1.1%
Sinopharm Group Company, Ltd.,
H Shares	1,939,200	7,793,854	1.0%
OTHER SECURITIES		13,299,869	1.6%
		66,616,877
Denmark - 1.7%		13,485,821	1.7%
France - 6.5%
AXA SA	398,199	9,729,518	1.2%
BNP Paribas SA	266,518	16,486,007	2.1%
Sanofi	129,858	10,422,354	1.3%
OTHER SECURITIES		15,031,701	1.9%
		51,669,580
Germany - 7.5%
Bayer AG	123,788	13,594,861	1.7%
E.ON SE	780,774	8,318,770	1.0%
Gerresheimer AG	108,417	8,771,372	1.1%
Siemens AG	64,748	8,530,937	1.1%
Telefonica Deutschland
Holding AG	2,068,178	8,136,141	1.0%
OTHER SECURITIES		12,900,653	1.6%
		60,252,734
Hong Kong - 3.3%
China Mobile, Ltd.	970,000	8,606,759	1.1%
CK Hutchison Holdings, Ltd.	1,104,500	11,692,262	1.4%
OTHER SECURITIES		6,326,102	0.8%
		26,625,123
India - 0.8%		6,693,584	0.8%
Ireland - 3.1%
Bank of Ireland Group PLC	1,209,915	9,389,221	1.2%
Shire PLC	170,364	9,598,102	1.2%
OTHER SECURITIES		5,461,137	0.7%
		24,448,460
Israel - 3.0%
Teva Pharmaceutical
Industries, Ltd., ADR (B)	967,358	23,526,147	3.0%
Italy - 2.1%
Eni SpA	921,177	17,079,908	2.1%
Japan - 11.4%
Astellas Pharma, Inc.	804,900	12,249,438	1.5%
SoftBank Group Corp.	247,100	17,644,954	2.2%
Sumitomo Rubber Industries, Ltd.	522,100	8,275,791	1.0%
Suntory Beverage & Food, Ltd.	188,900	8,075,982	1.0%
Taiheiyo Cement Corp.	233,800	7,691,166	1.0%
OTHER SECURITIES		37,521,086	4.7%
		91,458,417
Luxembourg - 1.6%
SES SA	700,784	12,810,149	1.6%
Malta - 0.0%		2	0.0%
Netherlands - 7.9%
Aegon NV	1,645,809	9,826,504	1.2%
ING Groep NV	558,155	8,012,059	1.0%
QIAGEN NV (A)	229,920	8,334,420	1.1%
Royal Dutch Shell PLC, B Shares	667,431	23,902,680	3.0%
SBM Offshore NV (B)	519,219	8,050,665	1.0%
OTHER SECURITIES		5,130,532	0.6%
		63,256,860

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Singapore - 1.4%
Singapore
Telecommunications, Ltd.	4,713,200	$10,641,450	1.4%
Singapore
Telecommunications, Ltd., ADR	4,900	110,226	0.0%
		10,751,676
South Korea - 6.0%
Hana Financial Group, Inc.	273,914	10,518,503	1.3%
KB Financial Group, Inc., ADR	247,151	11,487,578	1.4%
Samsung Electronics
Company, Ltd.	623,688	26,126,030	3.3%
		48,132,111
Sweden - 0.5%		3,691,037	0.5%
Switzerland - 4.0%
Roche Holding AG	82,766	18,362,314	2.3%
UBS Group AG (A)	692,864	10,621,856	1.3%
OTHER SECURITIES		3,001,291	0.4%
		31,985,461
Taiwan - 2.5%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,370,000	9,728,479	1.2%
OTHER SECURITIES		10,304,305	1.3%
		20,032,784
Thailand - 2.0%
Bangkok Bank PCL	683,000	4,086,996	0.5%
Bangkok Bank PCL, NVDR	1,236,700	7,302,114	0.9%
OTHER SECURITIES		4,617,530	0.6%
		16,006,640
United Kingdom - 16.9%
BAE Systems PLC	944,250	8,033,019	1.0%
Barclays PLC	4,312,850	10,660,209	1.3%
BP PLC	3,591,198	27,323,663	3.4%
HSBC Holdings PLC	1,454,212	13,588,655	1.7%
Johnson Matthey PLC	269,428	12,829,211	1.6%
Kingfisher PLC	2,991,841	11,699,909	1.5%
Rolls-Royce Holdings PLC (A)	614,328	8,001,664	1.0%
Rolls-Royce Holdings PLC, C
Shares Entitlement (A)	42,614,484	56,240	0.0%
Standard Chartered PLC	2,116,670	19,226,572	2.4%
OTHER SECURITIES		24,022,160	3.0%
		135,441,302
TOTAL COMMON STOCKS (Cost $723,158,632)		$773,705,942

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral Trust,
2.0600% (C)(D)	1,828,938	18,296,146	2.3%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,296,879)		$18,296,146

SHORT-TERM INVESTMENTS - 2.8%
U.S. Government Agency - 2.8%
Federal Home Loan Bank
Discount Note, 1.550%,
07/02/2018 *	$22,500,000	22,500,000	2.8%
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,498,997)		$22,500,000
Total Investments (International Value Trust)
(Cost $763,954,508) - 101.8%		$814,502,088	101.8%
Other assets and liabilities, net - (1.8)%		(14,614,270)	(1.8)%
TOTAL NET ASSETS - 100.0%		$799,887,818	100.0%

International Value Trust (continued)

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Lifestyle Aggressive Portfolio

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (A) - 82.4%
Equity - 82.4%
Strategic Equity Allocation,
Series NAV, JHVIT
(JHAM) (B)(C)	1,365,057	$27,396,689	82.4%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $24,111,794)		$27,396,689

UNAFFILIATED INVESTMENT
COMPANIES - 17.6%
Exchange-traded funds - 17.6%
Financial Select Sector
SPDR Fund	22,191	590,059	1.8%
Vanguard Energy ETF	3,953	415,381	1.3%
Vanguard FTSE Emerging
Markets ETF	42,070	1,775,354	5.3%
Vanguard Health Care ETF	1,454	231,390	0.7%
Vanguard Information
Technology ETF	4,560	827,184	2.5%
Vanguard Materials ETF	1,050	138,138	0.4%
Vanguard Mid-Cap ETF	6,403	1,009,369	3.0%
Vanguard Real Estate ETF (D)	4,081	332,397	1.0%
Vanguard Small-Cap ETF	3,471	540,331	1.6%
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $5,171,454)		$5,859,603

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral Trust,
2.0600% (E)(F)	33,079	330,908	1.0%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $330,927)		$330,908

SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional
U.S. Government Money
Market Fund, Premier Class,
1.0898% (E)	146,007	146,007	0.4%
TOTAL SHORT-TERM INVESTMENTS
(Cost $146,007)		$146,007
Total Investments (Lifestyle Aggressive Portfolio)
(Cost $29,760,182) - 101.4%		$33,733,207	101.4%
Other assets and liabilities, net - (1.4)%		(473,137)	(1.4)%
TOTAL NET ASSETS - 100.0%		$33,260,070	100.0%

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Portfolio (continued)

(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 6-30-18.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Lifestyle Balanced Portfolio

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 49.7%
Strategic Equity Allocation,
Series NAV, JHVIT
(JHAM) (B)(C)	25,076,595	$503,287,270	49.7%
Fixed income - 50.3%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	38,511,376	508,735,283	50.3%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $945,742,238)		$1,012,022,553
Total Investments (Lifestyle Balanced Portfolio)
(Cost $945,742,238) - 100.0%		$1,012,022,553	100.0%
Other assets and liabilities, net - (0.0)%		(75,448)	(0.0)%
TOTAL NET ASSETS - 100.0%		$1,011,947,105	100.0%

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.

Lifestyle Conservative Portfolio

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 19.7%
Strategic Equity Allocation,
Series NAV, JHVIT
(JHAM) (B)(C)	1,771,547	$35,554,947	19.7%
Fixed income - 80.3%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	10,971,821	144,937,761	80.3%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $179,690,546)		$180,492,708

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional
U.S. Government Money
Market Fund, Premier Class,
1.8098% (E)	588	588	0.0%
TOTAL SHORT-TERM INVESTMENTS
(Cost $588)		$588
Total Investments (Lifestyle Conservative
Portfolio) (Cost $179,691,134) - 100.0%		$180,493,296	100.0%
Other assets and liabilities, net - (0.0)%		(27,513)	(0.0)%
TOTAL NET ASSETS - 100.0%		$180,465,783	100.0%

Lifestyle Conservative Portfolio (continued)

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.

Lifestyle Growth Portfolio

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.0%
Strategic Equity Allocation,
Series NAV, JHVIT
(JHAM) (B)(C)	231,348,837	$4,643,171,155	70.0%
Fixed income - 30.0%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	150,638,190	1,989,930,495	30.0%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $5,939,002,329)		$6,633,101,650
COMMON STOCKS - 0.0%
Financials - 0.0%
Irish Bank Resolution Corp.,
Ltd. (E)(F)	3,621	0	0.0%
Health care - 0.0%
MedCath Corp. (E)(F)	500	250	0.0%
Industrials - 0.0%
Ceva Logistics AG (F)	22,305	520,293	0.0%
Virgin Australia
Holdings, Ltd. (E)(F)	16,061	59	0.0%
		520,352
Materials - 0.0%
China Metal Recycling
Holdings, Ltd. (E)(F)	7,800	0	0.0%
Timminco, Ltd. (F)	300	0	0.0%
		0
TOTAL COMMON STOCKS (Cost $765,507)		$520,602
Total Investments (Lifestyle Growth Portfolio)
(Cost $5,939,767,836) - 100.0%		$6,633,622,252	100.0%
Other assets and liabilities, net - (0.0)%		(326,949)	(0.0)%
TOTAL NET ASSETS - 100.0%		$6,633,295,303	100.0%

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate Portfolio

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.5%
Strategic Equity Allocation,
Series NAV, JHVIT
(JHAM) (B)(C)	6,171,143	$123,854,839	39.5%
Fixed income - 60.5%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	14,342,307	189,461,869	60.5%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $299,040,595)		$313,316,708

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional
U.S. Government Money
Market Fund, Premier Class,
1.8098% (E)	527	527	0.0%
TOTAL SHORT-TERM INVESTMENTS
(Cost $527)		$527
Total Investments (Lifestyle Moderate Portfolio)
(Cost $299,041,122) - 100.0%		$313,317,235	100.0%
Other assets and liabilities, net - (0.0)%		(34,959)	(0.0)%
TOTAL NET ASSETS - 100.0%		$313,282,276	100.0%

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.

Mid Cap Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.7%
Consumer discretionary - 12.6%
Domino’s Pizza, Inc.	35,831	$10,110,433	0.7%
NVR, Inc. (A)	2,856	8,483,320	0.5%
Polaris Industries, Inc. (B)	49,768	6,080,654	0.4%
OTHER SECURITIES		169,672,779	11.0%
		194,347,186
Consumer staples - 3.4%
Ingredion, Inc.	61,216	6,776,611	0.4%
Lamb Weston Holdings, Inc.	123,925	8,490,102	0.6%
OTHER SECURITIES		36,770,401	2.4%
		52,037,114
Energy - 5.2%
Energen Corp. (A)	82,566	6,012,456	0.4%
WPX Energy, Inc. (A)	338,663	6,106,094	0.4%
OTHER SECURITIES		67,519,561	4.4%
		79,638,111
Financials - 16.0%
Alleghany Corp.	12,957	7,449,886	0.5%
American Financial Group, Inc.	58,790	6,309,931	0.4%
East West Bancorp, Inc.	122,804	8,006,821	0.5%
FactSet Research Systems, Inc.	32,946	6,526,603	0.4%
MarketAxess Holdings, Inc.	31,869	6,305,600	0.4%
Reinsurance Group of
America, Inc.	54,680	7,298,686	0.5%

Mid Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Financials (continued)
SEI Investments Company	111,189	$6,951,536	0.5%
W.R. Berkley Corp.	81,456	5,898,229	0.4%
OTHER SECURITIES		191,646,249	12.4%
		246,393,541
Health care - 9.0%
STERIS PLC	71,723	7,531,632	0.5%
Teleflex, Inc.	38,602	10,353,429	0.7%
WellCare Health Plans, Inc. (A)	37,929	9,339,637	0.6%
West Pharmaceutical Services, Inc.	62,288	6,184,576	0.4%
OTHER SECURITIES		105,117,176	6.8%
		138,526,450
Industrials - 14.0%
Graco, Inc.	142,039	6,423,004	0.4%
IDEX Corp.	65,018	8,873,657	0.6%
Lennox International, Inc.	31,456	6,295,918	0.4%
Old Dominion Freight Line, Inc.	57,827	8,613,910	0.6%
Teledyne Technologies, Inc. (A)	30,307	6,032,911	0.4%
Wabtec Corp. (B)	72,625	7,159,373	0.5%
OTHER SECURITIES		172,566,811	11.1%
		215,965,584
Information technology - 15.6%
CDK Global, Inc.	104,848	6,820,362	0.4%
Cognex Corp.	146,571	6,538,532	0.4%
Fortinet, Inc. (A)	122,521	7,648,986	0.5%
Jack Henry & Associates, Inc.	65,513	8,540,275	0.6%
Keysight Technologies, Inc. (A)	158,399	9,350,293	0.6%
Leidos Holdings, Inc.	120,919	7,134,221	0.5%
PTC, Inc. (A)	97,736	9,168,614	0.6%
Teradyne, Inc.	162,133	6,172,403	0.4%
The Ultimate Software
Group, Inc. (A)	24,649	6,342,434	0.4%
Trimble, Inc. (A)	211,206	6,936,005	0.5%
Tyler Technologies, Inc. (A)	30,178	6,702,534	0.4%
WEX, Inc. (A)	33,957	6,468,129	0.4%
Zebra Technologies Corp.,
Class A (A)	45,255	6,482,779	0.4%
OTHER SECURITIES		146,958,356	9.5%
		241,263,923
Materials - 6.8%
RPM International, Inc.	113,321	6,608,881	0.4%
Steel Dynamics, Inc.	199,943	9,187,381	0.6%
The Chemours Company	150,777	6,688,468	0.4%
OTHER SECURITIES		82,595,907	5.4%
		105,080,637
Real estate - 9.3%
Camden Property Trust	78,627	7,165,279	0.5%
Jones Lang LaSalle, Inc.	38,552	6,399,246	0.4%
Kilroy Realty Corp.	83,764	6,335,909	0.4%
OTHER SECURITIES		123,265,829	8.0%
		143,166,263
Telecommunication
services - 0.1%		2,156,556	0.1%
Utilities - 4.7%
Atmos Energy Corp.	94,129	8,484,788	0.5%
OGE Energy Corp.	169,270	5,959,997	0.4%
UGI Corp.	146,713	7,639,346	0.5%

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Utilities (continued)
OTHER SECURITIES		$50,850,017	3.3%
		72,934,148
TOTAL COMMON STOCKS
(Cost $1,188,651,615)		$1,491,509,513

RIGHTS - 0.0%		1,511	0.0%
TOTAL RIGHTS (Cost $8,929)		$1,511

SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral Trust,
2.0600% (C)(D)	7,442,958	74,456,370	4.8%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $74,459,307)		$74,456,370

SHORT-TERM INVESTMENTS - 3.0%
U.S. Government Agency - 2.6%
Federal Home Loan Bank
Discount Note, 1.880%,
07/05/2018 *	$10,000,000	9,998,440	0.6%
Federal Home Loan Bank
Discount Note, 1.890%,
08/15/2018 *	7,500,000	7,482,398	0.5%
Federal Home Loan Bank
Discount Note, 1.890%,
08/22/2018 *	7,500,000	7,479,600	0.5%
Federal Home Loan Bank
Discount Note, 1.895%,
08/10/2018 *	15,000,000	14,968,800	1.0%
		39,929,238

Mid Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.4%
Repurchase Agreement with State
Street Corp. dated 6-29-18 at
0.900% to be repurchased at
$6,024,452 on 7-2-18,
collateralized by $6,220,000
U.S. Treasury Notes, 2.000%
due 12-31-21 (valued at
$6,144,545 including interest)	$6,024,000	$6,024,000	0.4%
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,952,134)		$45,953,238
Total Investments (Mid Cap Index Trust)
(Cost $1,309,071,985) - 104.5%		$1,611,920,632	104.5%
Other assets and liabilities, net - (4.5)%		(69,776,236)	(4.5)%
TOTAL NET ASSETS - 100.0%		$1,542,144,396	100.0%

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P MidCap 400 Index E-Mini Futures	277	Long	Sep 2018	$55,182,901	$54,183,970	$(998,931)
						$(998,931)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Mid Cap Stock Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 88.6%
Consumer discretionary - 26.1%
Dollar Tree, Inc. (A)	258,618	$21,982,530	2.8%
Ferrari NV (B)	59,869	8,082,917	1.0%
Floor & Decor Holdings, Inc.,
Class A (A)	342,869	16,913,728	2.1%
Hilton Worldwide Holdings, Inc.	245,063	19,399,187	2.5%
Melco Resorts &
Entertainment, Ltd., ADR	387,798	10,858,344	1.4%
Mohawk Industries, Inc. (A)	35,259	7,554,946	1.0%
Planet Fitness, Inc., Class A (A)	333,692	14,662,426	1.9%
Polaris Industries, Inc. (B)	85,689	10,469,482	1.3%
Shutterfly, Inc. (A)	97,274	8,757,578	1.1%
Tiffany & Company	61,450	8,086,820	1.0%
Under Armour, Inc.,
Class A (A)(B)	283,188	6,366,066	0.8%

Mid Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Consumer
discretionary (continued)
Under Armour, Inc.,
Class C (A)(B)	270,234	$5,696,533	0.7%
Vail Resorts, Inc.	45,013	12,342,114	1.6%
Wayfair, Inc., Class A (A)(B)	211,063	25,065,842	3.2%
OTHER SECURITIES		29,607,324	3.7%
		205,845,837
Consumer staples - 1.0%
Lamb Weston Holdings, Inc.	117,641	8,059,585	1.0%
Energy - 1.1%
WPX Energy, Inc. (A)	487,726	8,793,700	1.1%

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Financials - 2.6%
TD Ameritrade Holding Corp.	366,032	$20,047,573	2.6%
OTHER SECURITIES		332,990	0.0%
		20,380,563
Health care - 16.2%
Align Technology, Inc. (A)	58,656	20,068,564	2.5%
Baxter International, Inc.	168,548	12,445,584	1.6%
DexCom, Inc. (A)(B)	143,647	13,643,592	1.7%
Edwards Lifesciences Corp. (A)	111,708	16,261,334	2.1%
Exact Sciences Corp. (A)	352,831	21,095,765	2.7%
Insulet Corp. (A)	155,704	13,343,833	1.7%
Veeva Systems, Inc., Class A (A)	120,124	9,232,731	1.2%
OTHER SECURITIES		21,760,280	2.7%
		127,851,683
Industrials - 11.5%
CoStar Group, Inc. (A)	59,911	24,721,076	3.1%
Harris Corp.	57,947	8,375,659	1.0%
IDEX Corp.	69,751	9,519,616	1.2%
J.B. Hunt Transport Services, Inc.	69,421	8,438,123	1.1%
JetBlue Airways Corp. (A)	611,218	11,600,918	1.5%
Rockwell Automation, Inc.	88,498	14,711,023	1.9%
The Brink’s Company	108,875	8,682,781	1.1%
OTHER SECURITIES		4,915,673	0.6%
		90,964,869
Information technology - 27.5%
2U, Inc. (A)	108,850	9,095,506	1.2%
Advanced Micro
Devices, Inc. (A)(B)	814,112	12,203,539	1.6%
Autodesk, Inc. (A)	81,602	10,697,206	1.4%
Fair Isaac Corp. (A)	45,333	8,763,776	1.1%
GoDaddy, Inc., Class A (A)	114,517	8,084,900	1.0%
Guidewire Software, Inc. (A)	257,026	22,818,768	2.9%
II-VI, Inc. (A)	184,916	8,034,600	1.0%
IPG Photonics Corp. (A)	50,714	11,189,030	1.4%
Microchip Technology, Inc.	245,248	22,305,306	2.8%
ServiceNow, Inc. (A)	152,815	26,356,002	3.3%
Spotify Technology SA (A)	78,964	13,284,903	1.7%
Teradyne, Inc.	381,607	14,527,778	1.8%
Workday, Inc., Class A (A)	208,396	25,240,924	3.2%
Zebra Technologies Corp.,
Class A (A)	59,946	8,587,265	1.1%
Zuora, Inc. (A)	407,817	10,621,186	1.4%
OTHER SECURITIES		5,351,609	0.6%
		217,162,298
Materials - 2.6%
Packaging Corp. of America	82,171	9,185,896	1.2%
Vulcan Materials Company	85,385	11,019,788	1.4%
		20,205,684
Real estate - 0.0%
WeWork Companies, Inc.,
Class A (A)(C)(D)	7,544	470,896	0.0%
TOTAL COMMON STOCKS (Cost $574,457,308)		$699,735,115

PREFERRED
SECURITIES - 6.2%
Consumer discretionary - 1.1%		8,935,285	1.1%
Information technology - 3.6%
Uber Technologies, Inc. (A)(C)(D)	420,446	16,225,011	2.1%
OTHER SECURITIES		11,920,288	1.5%
		28,145,299

Mid Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED
SECURITIES (continued)
Real estate - 1.5%
WeWork Companies, Inc.,
Series D1 (A)(C)(D)	103,140	$6,437,999	0.8%
WeWork Companies, Inc.,
Series D2 (A)(C)(D)	81,039	5,058,454	0.7%
		11,496,453
TOTAL PREFERRED SECURITIES
(Cost $29,545,696)		$48,577,037

WARRANTS - 0.1%		893,560	0.1%
TOTAL WARRANTS
(Cost $348,411)		$893,560

SECURITIES LENDING COLLATERAL - 8.8%
John Hancock Collateral Trust,
2.0600% (E)(F)	6,907,246	69,097,324	8.8%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $69,100,050)		$69,097,324

SHORT-TERM INVESTMENTS - 5.1%
Repurchase agreement - 5.1%
Deutsche Bank Tri-Party
Repurchase Agreement dated
6-29-18 at 2.110% to be
repurchased at $40,207,069 on
7-2-18, collateralized by
$40,392,100 U.S. Treasury
Notes, 1.625% - 3.625% due
4-30-19 to 2-15-20 (valued at
$41,004,024, including interest)	$40,200,000	40,200,000	5.1%
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,200,000)		$40,200,000
Total Investments (Mid Cap Stock Trust)
(Cost $713,651,465) - 108.8%		$858,503,036	108.8%
Other assets and liabilities, net - (8.8)%		(69,137,274)	(8.8)%
TOTAL NET ASSETS - 100.0%		$789,365,762	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 91.3%
Consumer discretionary - 5.8%
News Corp., Class A	707,044	$10,959,182	1.4%
Ralph Lauren Corp.	53,020	6,665,674	0.8%
Strayer Education, Inc.	60,329	6,817,780	0.9%
Tiffany & Company	62,777	8,261,453	1.0%
Viacom, Inc., Class B	283,116	8,538,779	1.1%

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Consumer
discretionary (continued)
OTHER SECURITIES		$4,776,331	0.6%
		46,019,199
Consumer staples - 11.5%
Archer-Daniels-Midland Company	174,665	8,004,897	1.0%
Bunge, Ltd.	265,632	18,517,207	2.3%
Carlsberg A/S, Class B	95,700	11,259,917	1.4%
Edgewell Personal Care
Company (A)	168,192	8,486,968	1.1%
Flowers Foods, Inc.	635,372	13,234,799	1.7%
Sysco Corp.	93,560	6,389,212	0.8%
The Kroger Company	453,816	12,911,065	1.6%
OTHER SECURITIES		12,486,286	1.6%
		91,290,351
Energy - 11.4%
Apache Corp.	244,950	11,451,413	1.4%
Cameco Corp.	588,750	6,623,438	0.8%
EQT Corp.	360,384	19,885,989	2.5%
Hess Corp.	331,079	22,145,874	2.8%
Imperial Oil, Ltd.	323,043	10,741,180	1.4%
Murphy Oil Corp.	252,044	8,511,526	1.1%
OTHER SECURITIES		10,787,710	1.4%
		90,147,130
Financials - 17.4%
Brown & Brown, Inc.	315,017	8,735,421	1.1%
CNA Financial Corp.	166,108	7,587,813	0.9%
Fifth Third Bancorp	440,910	12,654,117	1.6%
Jefferies Financial Group, Inc.	475,136	10,804,593	1.4%
Loews Corp.	247,888	11,968,033	1.5%
Marsh & McLennan
Companies, Inc.	94,584	7,753,050	1.0%
Northern Trust Corp.	115,815	11,916,205	1.5%
Synchrony Financial	298,743	9,972,041	1.3%
Voya Financial, Inc.	146,556	6,888,132	0.9%
OTHER SECURITIES		49,589,984	6.2%
		137,869,389
Health care - 13.6%
Alkermes PLC (A)	173,805	7,153,814	0.9%
Baxter International, Inc.	204,239	15,081,008	1.9%
Hologic, Inc. (A)	244,096	9,702,816	1.2%
Patterson Companies, Inc. (B)	441,363	10,005,699	1.3%
Perrigo Company PLC	142,595	10,396,601	1.3%
Seattle Genetics, Inc. (A)	96,174	6,384,992	0.8%
Select Medical Holdings Corp. (A)	645,367	11,713,411	1.5%
Zimmer Biomet Holdings, Inc.	60,900	6,786,696	0.8%
OTHER SECURITIES		30,794,101	3.9%
		108,019,138
Industrials - 9.0%
C.H. Robinson Worldwide, Inc.	156,654	13,105,674	1.6%
Expeditors International of
Washington, Inc.	93,637	6,844,865	0.9%
Textron, Inc.	375,986	24,781,239	3.1%
Xylem, Inc.	125,716	8,470,744	1.1%
OTHER SECURITIES		18,351,364	2.3%
		71,553,886
Information technology - 1.4%		11,299,701	1.4%
Materials - 7.4%
Franco-Nevada Corp.	153,913	11,233,372	1.4%
Newmont Mining Corp.	378,289	14,265,278	1.8%
Nucor Corp.	118,422	7,401,375	1.0%
Vulcan Materials Company	86,535	11,168,207	1.4%

Mid Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Materials (continued)
OTHER SECURITIES		$14,475,272	1.8%
		58,543,504
Real estate - 7.3%
Equity Commonwealth (A)	348,468	10,976,742	1.4%
Equity Residential	147,061	9,366,315	1.2%
Rayonier, Inc.	338,557	13,098,770	1.7%
Realogy Holdings Corp. (B)	382,714	8,725,879	1.1%
OTHER SECURITIES		15,742,600	1.9%
		57,910,306
Telecommunication
services - 0.3%		1,901,632	0.3%
Utilities - 6.2%
FirstEnergy Corp.	595,872	21,397,764	2.7%
PG&E Corp.	274,200	11,669,952	1.5%
OTHER SECURITIES		16,099,465	2.0%
		49,167,181
TOTAL COMMON STOCKS (Cost $600,010,770)		$723,721,417

PREFERRED
SECURITIES - 0.3%
Consumer staples - 0.3%
Bunge, Ltd., 4.875%	18,222	1,967,976	0.3%
TOTAL PREFERRED SECURITIES
(Cost $2,064,626)		$1,967,976

SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral Trust,
2.0600% (C)(D)	3,784,717	37,860,796	4.8%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $37,863,659)		$37,860,796

SHORT-TERM INVESTMENTS - 8.2%
Money market funds - 8.2%
T. Rowe Price Government
Reserve Fund, 2.1583% (C)	63,035,132	63,035,132	7.9%
OTHER SECURITIES		2,414,148	0.3%
		65,449,280
TOTAL SHORT-TERM INVESTMENTS
(Cost $65,449,280)		$65,449,280
Total Investments (Mid Value Trust)
(Cost $705,388,335) - 104.6%		$828,999,469	104.6%
Other assets and liabilities, net - (4.6)%		(36,565,657)	(4.6)%
TOTAL NET ASSETS - 100.0%		$792,433,812	100.0%

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mutual Shares Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 88.1%
Consumer discretionary - 8.7%
Charter Communications, Inc.,
Class A (A)	9,309	$2,729,492	1.7%
Comcast Corp., Class A	56,772	1,862,689	1.1%

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Consumer
discretionary (continued)
General Motors Company	48,559	$1,913,225	1.2%
Sky PLC	100,590	1,937,244	1.2%
The Walt Disney Company	29,118	3,051,858	1.8%
OTHER SECURITIES		2,842,988	1.7%
		14,337,496
Consumer staples - 7.5%
Altria Group, Inc.	25,972	1,474,950	0.9%
British American Tobacco PLC	48,276	2,431,825	1.5%
British American Tobacco
PLC, ADR	17,408	878,234	0.5%
The Kroger Company	88,293	2,511,936	1.5%
Walgreens Boots Alliance, Inc.	24,316	1,459,325	0.9%
OTHER SECURITIES		3,520,901	2.2%
		12,277,171
Energy - 9.7%
Anadarko Petroleum Corp.	38,016	2,784,672	1.7%
Kinder Morgan, Inc.	128,500	2,270,595	1.4%
Marathon Oil Corp.	90,004	1,877,483	1.1%
Royal Dutch Shell PLC, A Shares	31,946	1,105,616	0.7%
Royal Dutch Shell PLC, A Shares	57,102	1,981,692	1.2%
The Williams Companies, Inc.	68,984	1,870,156	1.1%
OTHER SECURITIES		4,034,008	2.5%
		15,924,222
Financials - 20.2%
Alleghany Corp.	4,060	2,334,378	1.4%
American International
Group, Inc.	62,165	3,295,988	2.0%
Capital One Financial Corp.	19,162	1,760,988	1.1%
Chubb, Ltd.	12,553	1,594,479	1.0%
CIT Group, Inc.	29,408	1,482,457	0.9%
Citigroup, Inc.	36,324	2,430,802	1.5%
Citizens Financial Group, Inc.	72,447	2,818,188	1.7%
FCB Financial Holdings, Inc.,
Class A (A)	60,504	3,557,635	2.2%
JPMorgan Chase & Co.	29,286	3,051,601	1.8%
MetLife, Inc.	38,150	1,663,340	1.0%
Voya Financial, Inc.	36,330	1,707,510	1.0%
Wells Fargo & Company	55,501	3,076,975	1.9%
OTHER SECURITIES		4,491,972	2.7%
		33,266,313
Health care - 12.1%
CVS Health Corp.	32,508	2,091,890	1.3%
Eli Lilly & Company	56,500	4,821,145	2.9%
Medtronic PLC	61,810	5,291,554	3.2%
Merck & Company, Inc.	75,104	4,558,813	2.8%
Novartis AG, ADR	40,563	3,064,129	1.9%
		19,827,531
Industrials - 6.7%
BAE Systems PLC	175,175	1,490,268	0.9%
General Electric Company	218,958	2,980,018	1.8%
Sensata Technologies Holding
PLC (A)	44,107	2,098,611	1.3%
OTHER SECURITIES		4,476,215	2.7%
		11,045,112
Information technology - 11.7%
CA, Inc.	55,437	1,976,329	1.2%
Cisco Systems, Inc.	78,673	3,385,299	2.1%
Cognizant Technology Solutions
Corp., Class A	32,015	2,528,865	1.5%
Microsoft Corp.	34,405	3,392,677	2.1%
Nokia OYJ	140,573	806,309	0.5%

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Information
technology (continued)
Nokia OYJ, ADR (B)	127,011	$730,313	0.4%
Samsung Electronics
Company, Ltd.	59,150	2,477,768	1.5%
Symantec Corp.	101,276	2,091,349	1.3%
OTHER SECURITIES		1,853,927	1.1%
		19,242,836
Materials - 3.3%
International Paper Company	35,024	1,824,050	1.1%
OTHER SECURITIES		3,603,756	2.2%
		5,427,806
Real estate - 1.8%
Vornado Realty Trust	22,318	1,649,747	1.0%
OTHER SECURITIES		1,378,447	0.8%
		3,028,194
Telecommunication
services - 3.0%
AT&T, Inc.	52,487	1,685,358	1.0%
T-Mobile US, Inc. (A)	27,900	1,667,025	1.0%
OTHER SECURITIES		1,633,585	1.0%
		4,985,968
Utilities - 3.4%
Vistra Energy Corp. (A)	195,183	4,618,030	2.8%
OTHER SECURITIES		880,566	0.6%
		5,498,596
TOTAL COMMON STOCKS (Cost $132,653,415)		$144,861,245

CORPORATE BONDS - 3.1%
Consumer discretionary - 1.8%
iHeartCommunications, Inc.
9.000%, 12/15/2019 (C)	$3,977,000	3,012,578	1.8%
Energy - 0.3%		422,213	0.3%
Telecommunication
services - 1.0%
Frontier Communications Corp.
10.500%, 09/15/2022	905,000	821,288	0.5%
Frontier Communications Corp.
11.000%, 09/15/2025 (B)	1,015,000	811,696	0.5%
		1,632,984
TOTAL CORPORATE BONDS (Cost $5,974,697)		$5,067,775

RIGHTS - 0.1%		117,110	0.1%
TOTAL RIGHTS (Cost $864,691)		$117,110

ESCROW
CERTIFICATES - 0.0%		41	0.0%
TOTAL ESCROW CERTIFICATES
(Cost $3,316)		$41

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock Collateral Trust,
2.0600% (D)(E)	137,915	1,379,649	0.9%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,379,706)		$1,379,649

SHORT-TERM INVESTMENTS - 8.3%
U.S. Government - 4.8%
U.S. Treasury Bill, 1.599%,
07/05/2018 *	$2,000,000	1,999,725	1.2%
U.S. Treasury Bill, 1.675%,
07/05/2018 *	4,000,000	3,999,450	2.4%

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill, 1.890%,
09/20/2018 *	2,000,000	$1,991,656	1.2%
		7,990,831
U.S. Government Agency - 3.5%
Federal Home Loan Bank
Discount Note, 1.850%,
07/02/2018 *	5,700,000	5,700,000	3.5%
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,690,132)		$13,690,831
Total Investments (Mutual Shares Trust)
(Cost $154,565,957) - 100.5%		$165,116,651	100.5%
Other assets and liabilities, net - (0.5)%		(792,098)	(0.5)%
TOTAL NET ASSETS - 100.0%		$164,324,553	100.0%

Mutual Shares Trust (continued)

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	Non-income producing - Issuer is in default.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	112,551	USD	131,062	Bank of America, N.A.	7/26/2018	$593	—
EUR	186,408	USD	216,839	HSBC Bank PLC	7/26/2018	1,208	—
KRW	223,688,738	USD	205,224	HSBC Bank PLC	7/13/2018	—	($4,332)
USD	6,494,174	EUR	5,568,176	HSBC Bank PLC	7/26/2018	—	(19,120)
USD	8,150,000	GBP	6,146,188	HSBC Bank PLC	7/16/2018	33,865	—
USD	2,781,884	KRW	3,003,738,738	HSBC Bank PLC	7/13/2018	84,257	—
						$119,923	($23,452)

Derivatives Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Real Estate Securities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.1%
Consumer discretionary - 1.5%
Extended Stay America, Inc.	239,267	$5,170,560	1.5%
Information technology - 0.7%
InterXion Holding NV (A)	40,423	2,523,204	0.7%
Real estate - 96.9%
Acadia Realty Trust	137,421	3,761,213	1.1%
Agree Realty Corp.	137,986	7,281,521	2.1%
Alexandria Real Estate
Equities, Inc.	113,513	14,321,935	4.1%
Americold Realty Trust	224,105	4,934,792	1.4%
Boston Properties, Inc.	34,321	4,304,540	1.2%
Brixmor Property Group, Inc.	293,417	5,114,258	1.5%
Camden Property Trust	148,060	13,492,708	3.9%
Columbia Property Trust, Inc.	230,132	5,226,298	1.5%
CoreSite Realty Corp.	106,325	11,782,937	3.4%
Cousins Properties, Inc.	486,140	4,710,697	1.4%
CubeSmart	375,343	12,093,551	3.5%
CyrusOne, Inc.	150,524	8,784,581	2.5%
DCT Industrial Trust, Inc.	136,155	9,085,623	2.6%
Digital Realty Trust, Inc.	8,453	943,186	0.3%

Real Estate Securities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Real estate (continued)
Douglas Emmett, Inc.	284,623	$11,436,152	3.3%
Education Realty Trust, Inc.	76,176	3,161,304	0.9%
Equity LifeStyle Properties, Inc.	129,863	11,934,410	3.4%
Equity Residential	265,549	16,912,816	4.8%
Essential Properties Realty
Trust, Inc. (A)	96,808	1,310,780	0.4%
Extra Space Storage, Inc.	127,251	12,700,922	3.6%
Federal Realty Investment Trust	14,541	1,840,164	0.5%
First Industrial Realty Trust, Inc.	179,225	5,975,362	1.7%
HCP, Inc.	213,919	5,523,389	1.6%
Host Hotels & Resorts, Inc.	108,410	2,284,199	0.7%
Invitation Homes, Inc.	213,099	4,914,063	1.4%
JBG SMITH Properties	78,062	2,846,921	0.8%
Kimco Realty Corp.	105,472	1,791,969	0.5%
LaSalle Hotel Properties	43,471	1,488,012	0.4%
Life Storage, Inc.	42,482	4,133,923	1.2%
MGM Growth Properties LLC,
Class A	148,304	4,517,340	1.3%

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Real estate (continued)
Mid-America Apartment
Communities, Inc.	106,509	$10,722,261	3.1%
National Retail Properties, Inc.	173,338	7,619,938	2.2%
Omega Healthcare Investors, Inc.	207,489	6,432,159	1.8%
Physicians Realty Trust	249,860	3,982,768	1.1%
Prologis, Inc.	122,365	8,038,157	2.3%
Public Storage	19,915	4,517,917	1.3%
Rayonier, Inc.	113,291	4,383,229	1.3%
Retail Properties of America, Inc.,
Class A	441,552	5,643,035	1.6%
Rexford Industrial Realty, Inc.	225,720	7,085,351	2.0%
Ryman Hospitality Properties, Inc.	101,615	8,449,287	2.4%
Simon Property Group, Inc.	171,682	29,218,560	8.4%
STORE Capital Corp.	383,726	10,514,092	3.0%
Sunstone Hotel Investors, Inc.	449,753	7,474,895	2.1%
Ventas, Inc.	80,624	4,591,537	1.3%
VICI Properties, Inc.	243,486	5,025,551	1.4%
Welltower, Inc.	254,400	15,948,334	4.6%
		338,256,637
TOTAL COMMON STOCKS (Cost $326,571,631)		$345,950,401

SHORT-TERM INVESTMENTS - 1.0%
Money market funds - 1.0%
State Street Institutional
U.S. Government Money
Market Fund, Premier Class,
1.8098% (B)	3,700,823	3,700,823	1.0%
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,700,823)		$3,700,823
Total Investments (Real Estate Securities Trust)
(Cost $330,272,454) - 100.1%		$349,651,224	100.1%
Other assets and liabilities, net - (0.1)%		(429,400)	(0.1)%
TOTAL NET ASSETS - 100.0%		$349,221,824	100.0%

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-18.

Science & Technology Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 93.3%
Consumer discretionary - 14.6%
Amazon.com, Inc. (A)	27,815	$47,279,937	5.5%
Booking Holdings, Inc. (A)	6,222	12,612,554	1.5%
Ctrip.com International, Ltd.,
ADR (A)	523,124	24,916,396	2.9%
Liberty Global PLC, Series C (A)	390,941	10,402,940	1.2%
Netflix, Inc. (A)	42,660	16,698,404	1.9%
Tesla, Inc. (A)(B)	17,097	5,863,416	0.7%
Zalando SE (A)(C)	87,363	4,868,912	0.6%
OTHER SECURITIES		2,619,500	0.3%
		125,262,059
Health care - 1.7%
Roche Holding AG	35,955	7,976,904	1.0%
OTHER SECURITIES		6,308,069	0.7%
		14,284,973
Industrials - 0.6%		4,988,012	0.6%
Information technology - 75.6%
Alphabet, Inc., Class A (A)	5,667	6,399,120	0.8%
Alphabet, Inc., Class C (A)	27,404	30,573,273	3.6%

Science & Technology Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Information
technology (continued)
Altaba, Inc. (A)	283,900	$20,784,319	2.4%
Apple, Inc.	115,650	21,407,972	2.5%
Arista Networks, Inc. (A)	21,910	5,641,606	0.7%
Broadcom, Inc.	103,576	25,131,681	2.9%
Cree, Inc. (A)	155,775	6,475,567	0.8%
DXC Technology Company	111,795	9,011,795	1.1%
Facebook, Inc., Class A (A)	247,615	48,116,547	5.6%
Intuit, Inc.	51,379	10,496,987	1.2%
Lam Research Corp.	86,750	14,994,738	1.8%
Largan Precision Company, Ltd.	56,000	8,226,814	1.0%
Mail.Ru Group, Ltd., GDR (A)	271,653	7,846,252	0.9%
Marvell Technology Group, Ltd.	418,200	8,966,208	1.1%
Maxim Integrated Products, Inc.	111,000	6,511,260	0.8%
Microchip Technology, Inc.	103,055	9,372,852	1.1%
Micron Technology, Inc. (A)	503,995	26,429,498	3.1%
Microsoft Corp.	421,494	41,563,523	4.9%
NAVER Corp.	18,535	12,683,585	1.5%
NetApp, Inc.	266,320	20,914,110	2.4%
NVIDIA Corp.	33,395	7,911,276	0.9%
Okta, Inc. (A)	165,810	8,351,850	1.0%
Palo Alto Networks, Inc. (A)	42,360	8,703,709	1.0%
Paycom Software, Inc. (A)	109,310	10,803,107	1.3%
PayPal Holdings, Inc. (A)	104,025	8,662,162	1.0%
Proofpoint, Inc. (A)	91,270	10,524,344	1.2%
Qorvo, Inc. (A)	79,487	6,372,473	0.7%
QUALCOMM, Inc.	397,100	22,285,252	2.6%
Red Hat, Inc. (A)	63,411	8,520,536	1.0%
RingCentral, Inc., Class A (A)	118,315	8,323,460	1.0%
salesforce.com, Inc. (A)	137,367	18,736,859	2.2%
Samsung Electronics
Company, Ltd.	260,516	10,912,902	1.3%
ServiceNow, Inc. (A)	103,400	17,833,398	2.1%
Square, Inc., Class A (A)	306,220	18,875,401	2.2%
Symantec Corp.	293,040	6,051,276	0.7%
Synopsys, Inc. (A)	92,600	7,923,782	0.9%
Tableau Software, Inc.,
Class A (A)	58,640	5,732,060	0.7%
Tencent Holdings, Ltd.	294,040	14,765,328	1.7%
Texas Instruments, Inc.	70,047	7,722,682	0.9%
Workday, Inc., Class A (A)	115,190	13,951,813	1.6%
OTHER SECURITIES		81,470,874	9.4%
		645,982,251
Materials - 0.6%
DowDuPont, Inc.	73,300	4,831,936	0.6%
Telecommunication
services - 0.2%		1,863,751	0.2%
TOTAL COMMON STOCKS (Cost $668,981,285)		$797,212,982

PREFERRED
SECURITIES - 0.2%
Information technology - 0.2%		1,397,986	0.2%
TOTAL PREFERRED SECURITIES
(Cost $1,063,751)		$1,397,986

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral Trust,
2.0600% (D)(E)	3,212,179	32,133,355	3.7%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $32,135,143)		$32,133,355

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS - 6.4%
Money market funds - 3.0%
T. Rowe Price Government
Reserve Fund, 2.1583% (D)	24,909,082	$24,909,082	2.9%
OTHER SECURITIES		501,269	0.1%
		25,410,351
Repurchase agreement - 3.4%
Repurchase Agreement with State
Street Corp. dated 6-29-18 at
0.900% to be repurchased at
$29,245,193 on 7-2-18,
collateralized by $29,750,000
U.S. Treasury Notes, 1.375%
due 12-31-18 (valued at
$29,830,266, including interest)	$29,243,000	29,243,000	3.4%
TOTAL SHORT-TERM INVESTMENTS
(Cost $54,653,351)		$54,653,351
Total Investments (Science & Technology Trust)
(Cost $756,833,530) - 103.6%		$885,397,674	103.6%
Other assets and liabilities, net - (3.6)%		(30,994,856)	(3.6)%
TOTAL NET ASSETS - 100.0%		$854,402,818	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.7%
Consumer discretionary - 12.9%
Five Below, Inc. (A)	15,421	$1,506,786	0.2%
Planet Fitness, Inc., Class A (A)	24,892	1,093,754	0.2%
Texas Roadhouse, Inc.	19,080	1,249,931	0.2%
Weight Watchers
International, Inc. (A)	10,905	1,102,496	0.2%
OTHER SECURITIES		77,907,502	12.1%
		82,860,469
Consumer staples - 2.7%		17,258,748	2.7%
Energy - 4.8%
Delek US Holdings, Inc.	23,616	1,184,815	0.2%
PDC Energy, Inc. (A)	18,812	1,137,185	0.2%
OTHER SECURITIES		28,757,545	4.4%
		31,079,545
Financials - 17.3%
Chemical Financial Corp.	19,886	1,107,054	0.2%
FirstCash, Inc.	12,499	1,123,035	0.2%
Hancock Whitney Corp.	23,560	1,099,074	0.2%
IBERIABANK Corp.	15,577	1,180,737	0.2%
MB Financial, Inc.	23,303	1,088,250	0.2%
MGIC Investment Corp. (A)	104,961	1,125,182	0.2%
Primerica, Inc.	12,246	1,219,702	0.2%
Valley National Bancorp	89,401	1,087,116	0.2%

Small Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$102,391,222	15.7%
		111,421,372
Health care - 15.1%
FibroGen, Inc. (A)	21,254	1,330,500	0.2%
Haemonetics Corp. (A)	15,113	1,355,334	0.2%
HealthEquity, Inc. (A)	15,331	1,151,358	0.2%
Ligand Pharmaceuticals, Inc. (A)	5,915	1,225,411	0.2%
LivaNova PLC (A)	13,668	1,364,340	0.2%
Loxo Oncology, Inc. (A)	7,536	1,307,345	0.2%
Medidata Solutions, Inc. (A)	16,301	1,313,209	0.2%
Neogen Corp. (A)	14,205	1,139,099	0.2%
OTHER SECURITIES		87,047,659	13.5%
		97,234,255
Industrials - 14.4%
ASGN, Inc. (A)	14,332	1,120,619	0.2%
EMCOR Group, Inc.	16,184	1,232,897	0.2%
The Brink’s Company	14,191	1,131,732	0.2%
Woodward, Inc.	14,991	1,152,208	0.2%
OTHER SECURITIES		88,091,917	13.6%
		92,729,373
Information technology - 14.4%
Blackbaud, Inc.	13,551	1,388,300	0.2%
CACI International, Inc.,
Class A (A)	6,878	1,159,287	0.2%
Cree, Inc. (A)	28,379	1,179,715	0.2%
Entegris, Inc.	40,042	1,357,424	0.2%
Etsy, Inc. (A)	33,795	1,425,811	0.2%
HubSpot, Inc. (A)	10,244	1,284,598	0.2%
Integrated Device
Technology, Inc. (A)	37,416	1,192,822	0.2%
j2 Global, Inc.	13,171	1,140,740	0.2%
MAXIMUS, Inc.	18,264	1,134,377	0.2%
New Relic, Inc. (A)	12,521	1,259,487	0.2%
Silicon Laboratories, Inc. (A)	12,086	1,203,766	0.2%
Stamps.com, Inc. (A)(B)	4,864	1,230,835	0.2%
OTHER SECURITIES		77,572,225	12.0%
		92,529,387
Materials - 4.2%
Louisiana-Pacific Corp.	40,796	1,110,467	0.2%
OTHER SECURITIES		25,798,521	4.0%
		26,908,988
Real estate - 7.0%
Cousins Properties, Inc.	117,403	1,137,635	0.2%
First Industrial Realty Trust, Inc.	34,577	1,152,797	0.2%
Gramercy Property Trust	45,368	1,239,454	0.2%
Sabra Health Care REIT, Inc.	50,320	1,093,454	0.2%
OTHER SECURITIES		40,546,628	6.2%
		45,169,968
Telecommunication
services - 0.7%		4,192,483	0.7%
Utilities - 3.2%
ALLETE, Inc.	14,360	1,111,608	0.2%
IDACORP, Inc.	14,151	1,305,288	0.2%
New Jersey Resources Corp.	24,466	1,094,854	0.2%
WGL Holdings, Inc.	14,297	1,268,859	0.2%
OTHER SECURITIES		15,790,492	2.4%
		20,571,101
TOTAL COMMON STOCKS (Cost $448,324,614)		$621,955,689

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED
SECURITIES - 0.0%
Consumer discretionary - 0.0%		$35,042	0.0%
TOTAL PREFERRED SECURITIES (Cost $7,218)		$35,042

WARRANTS - 0.0%		14	0.0%
TOTAL WARRANTS (Cost $0)		$14

SECURITIES LENDING
COLLATERAL - 10.1%
John Hancock Collateral Trust,
2.0600% (C)(D)	6,499,339	65,016,790	10.1%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $65,018,434)		$65,016,790

SHORT-TERM INVESTMENTS - 3.1%
U.S. Government Agency - 2.3%
Federal Home Loan Bank
Discount Note, 1.890%,
08/06/2018 *	$5,000,000	4,990,665	0.8%
Federal Home Loan Bank
Discount Note, 1.895%,
08/08/2018 *	10,000,000	9,980,270	1.5%
		14,970,935
Repurchase agreement - 0.8%
Repurchase Agreement with State
Street Corp. dated 6-29-18 at
0.900% to be repurchased at
$5,021,377 on 7-2-18,
collateralized by $5,185,000
U.S. Treasury Notes, 2.000%
due 12-31-21 (valued at
$5,122,101, including interest)	5,021,000	5,021,000	0.8%
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,991,547)		$19,991,935
Total Investments (Small Cap Index Trust)
(Cost $533,341,813) - 109.9%		$706,999,470	109.9%
Other assets and liabilities, net - (9.9)%		(63,485,784)	(9.9)%
TOTAL NET ASSETS - 100.0%		$643,513,686	100.0%

Small Cap Index Trust (continued)

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 Index E-Mini Futures	271	Long	Sep 2018	$22,693,612	$22,323,625	$(369,987)
						$(369,987)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Small Cap Opportunities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.5%
Consumer discretionary - 14.6%
Burlington Stores, Inc. (A)	10,811	$1,627,380	1.0%
Chuy’s Holdings, Inc. (A)	19,480	598,036	0.4%
Dave & Buster’s
Entertainment, Inc. (A)	13,351	635,508	0.4%
Five Below, Inc. (A)	10,224	998,987	0.6%
Fox Factory Holding Corp. (A)	19,424	904,187	0.6%

Small Cap Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Consumer
discretionary (continued)
Grand Canyon Education, Inc. (A)	13,301	$1,484,525	0.9%
Oxford Industries, Inc.	7,735	641,850	0.4%
Pool Corp.	3,942	597,213	0.4%

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Consumer
discretionary (continued)
OTHER SECURITIES		$16,240,043	9.9%
		23,727,729
Consumer staples - 2.7%		4,382,634	2.7%
Energy - 7.2%
Matador Resources Company (A)	23,549	707,647	0.4%
OTHER SECURITIES		11,049,481	6.8%
		11,757,128
Financials - 21.3%
Ameris Bancorp	16,107	859,308	0.5%
People’s United Financial, Inc.	33,652	608,765	0.4%
Pinnacle Financial Partners, Inc.	9,910	607,979	0.4%
Texas Capital Bancshares, Inc. (A)	6,512	595,848	0.4%
OTHER SECURITIES		32,014,098	19.6%
		34,685,998
Health care - 11.2%
Acadia Healthcare
Company, Inc. (A)	14,499	593,154	0.4%
Cardiovascular Systems, Inc. (A)	24,775	801,224	0.5%
Catalent, Inc. (A)	21,675	907,966	0.6%
Cotiviti Holdings, Inc. (A)	17,122	755,594	0.5%
Global Blood
Therapeutics, Inc. (A)	13,999	632,755	0.4%
Globus Medical, Inc., Class A (A)	19,574	987,704	0.6%
ICU Medical, Inc. (A)	3,775	1,108,529	0.7%
Medidata Solutions, Inc. (A)	12,180	981,221	0.6%
Neurocrine Biosciences, Inc. (A)	8,323	817,652	0.5%
Syneos Health, Inc. (A)	16,208	760,155	0.5%
OTHER SECURITIES		9,989,110	5.9%
		18,335,064
Industrials - 20.9%
Cubic Corp.	9,510	610,542	0.4%
Exponent, Inc.	22,504	1,086,943	0.7%
HEICO Corp.	17,384	1,267,797	0.8%
Jacobs Engineering Group, Inc.	9,788	621,440	0.4%
Ritchie Brothers Auctioneers, Inc.	23,348	796,634	0.5%
SiteOne Landscape
Supply, Inc. (A)	12,110	1,016,877	0.6%
Spartan Motors, Inc.	51,651	779,930	0.5%
WageWorks, Inc. (A)	12,484	624,200	0.4%
Woodward, Inc.	8,382	644,241	0.4%
OTHER SECURITIES		26,644,208	16.2%
		34,092,812
Information technology - 14.5%
Arrow Electronics, Inc. (A)	9,245	695,964	0.4%
Blackbaud, Inc.	7,798	798,905	0.5%
Bottomline Technologies, Inc. (A)	12,097	602,794	0.4%
Cabot Microelectronics Corp.	6,043	649,985	0.4%
EPAM Systems, Inc. (A)	9,169	1,139,982	0.7%
HubSpot, Inc. (A)	8,827	1,106,906	0.7%
LogMeIn, Inc.	7,725	797,606	0.5%
Mimecast, Ltd. (A)	16,506	680,212	0.4%
Power Integrations, Inc.	10,124	739,558	0.5%
Rapid7, Inc. (A)	23,691	668,560	0.4%
Silicon Laboratories, Inc. (A)	9,209	917,216	0.6%
Zebra Technologies Corp.,
Class A (A)	4,896	701,352	0.4%
OTHER SECURITIES		14,163,584	8.6%
		23,662,624
Materials - 5.3%
Balchem Corp.	9,721	954,019	0.6%

Small Cap Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Materials (continued)
KapStone Paper and
Packaging Corp.	26,509	$914,561	0.6%
PolyOne Corp.	19,556	845,210	0.5%
Reliance Steel &
Aluminum Company	7,223	632,301	0.4%
OTHER SECURITIES		5,273,114	3.2%
		8,619,205
Real estate - 1.2%
STAG Industrial, Inc.	24,882	677,537	0.4%
OTHER SECURITIES		1,344,826	0.8%
		2,022,363
Telecommunication
services - 0.5%		802,145	0.5%
Utilities - 0.1%		146,964	0.1%
TOTAL COMMON STOCKS (Cost $132,166,841)		$162,234,666

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral Trust,
2.0600% (B)(C)	603,342	6,035,596	3.7%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,036,014)		$6,035,596

SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
State Street Institutional Treasury
Money Market Fund, Premier
Class, 1.7355% (B)	620,516	620,516	0.4%
OTHER SECURITIES		344,610	0.2%
		965,126
TOTAL SHORT-TERM INVESTMENTS
(Cost $965,126)		$965,126
Total Investments (Small Cap Opportunities
Trust) (Cost $139,167,981) - 103.8%		$169,235,388	103.8%
Other assets and liabilities, net - (3.8)%		(6,238,232)	(3.8)%
TOTAL NET ASSETS - 100.0%		$162,997,156	100.0%

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Stock Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.4%
Consumer discretionary - 14.4%
Boyd Gaming Corp.	222,928	$7,726,684	1.6%
Floor & Decor Holdings, Inc.,
Class A (A)	151,530	7,474,975	1.6%
Marriott Vacations
Worldwide Corp.	55,159	6,230,761	1.3%
Planet Fitness, Inc., Class A (A)	250,774	11,019,010	2.3%
Shutterfly, Inc. (A)	81,987	7,381,290	1.5%
Under Armour, Inc., Class A (A)	14,707	330,613	0.1%
Under Armour, Inc.,
Class C (A)(B)	257,083	5,419,310	1.1%
Wayfair, Inc., Class A (A)(B)	50,593	6,008,425	1.3%

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Consumer
discretionary (continued)
OTHER SECURITIES		$17,387,123	3.6%
		68,978,191
Consumer staples - 1.8%
Performance Food Group
Company (A)	238,653	8,758,565	1.8%
Energy - 1.6%
Centennial Resource
Development, Inc.,
Class A (A)(B)	324,670	5,863,540	1.2%
OTHER SECURITIES		1,803,097	0.4%
		7,666,637
Financials - 7.1%
BancorpSouth Bank	139,341	4,591,286	1.0%
Green Dot Corp., Class A (A)	67,754	4,972,466	1.0%
Sterling Bancorp (B)	210,339	4,942,967	1.0%
Texas Capital Bancshares, Inc. (A)	50,986	4,665,219	1.0%
Union Bankshares Corp.	114,065	4,434,847	0.9%
OTHER SECURITIES		10,507,292	2.2%
		34,114,077
Health care - 23.7%
Aerie Pharmaceuticals, Inc. (A)	76,341	5,156,835	1.1%
Exact Sciences Corp. (A)	92,080	5,505,463	1.2%
Globus Medical, Inc., Class A (A)	102,377	5,165,943	1.1%
Hill-Rom Holdings, Inc.	54,205	4,734,265	1.0%
Insulet Corp. (A)	128,739	11,032,932	2.3%
Omnicell, Inc. (A)	104,782	5,495,816	1.1%
PRA Health Sciences, Inc. (A)	67,941	6,342,972	1.3%
Syneos Health, Inc. (A)	102,303	4,798,011	1.0%
OTHER SECURITIES		65,013,799	13.6%
		113,246,036
Industrials - 16.1%
Actuant Corp., Class A	221,583	6,503,461	1.4%
Beacon Roofing Supply, Inc. (A)	113,751	4,848,068	1.0%
CoStar Group, Inc. (A)	14,457	5,965,392	1.2%
EnerSys	69,193	5,164,566	1.1%
ITT, Inc.	128,281	6,705,248	1.4%
Rexnord Corp. (A)	350,737	10,192,417	2.1%
Schneider National, Inc., Class B	168,554	4,636,921	1.0%
SPX FLOW, Inc. (A)	128,523	5,625,452	1.2%
The Brink’s Company	87,397	6,969,911	1.4%
OTHER SECURITIES		20,386,733	4.3%
		76,998,169
Information technology - 22.0%
2U, Inc. (A)	62,109	5,189,828	1.1%
EPAM Systems, Inc. (A)	43,198	5,370,807	1.1%
Everbridge, Inc. (A)	96,522	4,577,073	1.0%
Fair Isaac Corp. (A)	30,035	5,806,366	1.2%
Globant SA (A)(B)	95,100	5,400,729	1.1%
Guidewire Software, Inc. (A)	49,764	4,418,048	0.9%
HubSpot, Inc. (A)	49,050	6,150,870	1.3%
II-VI, Inc. (A)	114,951	4,994,621	1.0%
Mimecast, Ltd. (A)	209,464	8,632,011	1.8%
SendGrid, Inc. (A)(B)	183,151	4,857,165	1.0%
The Trade Desk, Inc.,
Class A (A)(B)	99,654	9,347,545	2.0%
Wix.com, Ltd. (A)	56,053	5,622,111	1.2%
Zuora, Inc. (A)	201,854	5,257,086	1.1%
Zuora, Inc., Class A (A)(B)	7,200	195,840	0.0%
OTHER SECURITIES		29,708,339	6.2%
		105,528,439

Small Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Materials - 6.1%
Cabot Corp.	86,086	$5,317,532	1.1%
Carpenter Technology Corp.	133,254	7,005,163	1.5%
Ferro Corp. (A)	343,999	7,172,379	1.5%
Ingevity Corp. (A)	58,939	4,765,808	1.0%
Summit Materials, Inc.,
Class A (A)	193,679	5,084,074	1.0%
		29,344,956
Real estate - 2.4%		11,344,634	2.4%
Telecommunication
services - 1.2%		5,731,439	1.2%
TOTAL COMMON STOCKS (Cost $380,201,158)		$461,711,143

PREFERRED
SECURITIES - 0.6%
Consumer discretionary - 0.2%		974,118	0.2%
Information technology - 0.4%		1,649,297	0.4%
TOTAL PREFERRED SECURITIES
(Cost $3,015,165)		$2,623,415

EXCHANGE-TRADED
FUNDS - 0.8%		3,800,538	0.8%
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,867,126)		$3,800,538

SECURITIES LENDING COLLATERAL - 6.9%
John Hancock Collateral Trust,
2.0600% (C)(D)	3,283,001	32,841,833	6.9%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $32,843,767)		$32,841,833

SHORT-TERM INVESTMENTS - 1.2%
Repurchase agreement - 1.2%
Societe Generale SA Tri-Party
Repurchase Agreement dated
6-29-18 at 2.100% to be
repurchased at $5,901,033 on
7-2-18, collateralized by
$1,556,200 U.S. Treasury
Bonds, 2.750% due 11-15-42
(valued at $1,502,103, including
interest), and $4,522,800
U.S. Treasury Notes, 1.625% -
2.875% due 8-15-21 to 4-30-25
(valued at $4,515,926,
including interest)	$5,900,000	5,900,000	1.2%
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,900,000)		$5,900,000
Total Investments (Small Cap Stock Trust)
(Cost $425,827,216) - 105.9%		$506,876,929	105.9%
Other assets and liabilities, net - (5.9)%		(28,067,927)	(5.9)%
TOTAL NET ASSETS - 100.0%		$478,809,002	100.0%

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.9%
Consumer discretionary - 4.0%
Gentherm, Inc. (A)	153,219	$6,021,507	1.0%
TRI Pointe Group, Inc. (A)	479,605	7,846,338	1.3%
OTHER SECURITIES		10,828,907	1.7%
		24,696,752
Consumer staples - 3.2%
C&C Group PLC	2,279,133	8,615,885	1.4%
Cranswick PLC	205,011	9,104,661	1.5%
OTHER SECURITIES		1,858,780	0.3%
		19,579,326
Energy - 4.8%
SEACOR Holdings, Inc. (A)	128,903	7,382,275	1.2%
OTHER SECURITIES		22,128,413	3.6%
		29,510,688
Financials - 20.9%
1st Source Corp.	114,515	6,118,536	1.0%
Banc of California, Inc. (B)	434,965	8,503,566	1.4%
First Busey Corp.	246,073	7,805,436	1.3%
First Midwest Bancorp, Inc.	578,576	14,736,331	2.4%
Flushing Financial Corp.	269,166	7,025,233	1.1%
Great Western Bancorp, Inc.	276,036	11,590,752	1.9%
International Bancshares Corp.	246,179	10,536,461	1.7%
Kemper Corp.	143,355	10,844,806	1.7%
MB Financial, Inc.	281,753	13,157,865	2.1%
Northwest Bancshares, Inc.	747,745	13,003,286	2.1%
Union Bankshares Corp.	211,130	8,208,734	1.3%
OTHER SECURITIES		17,908,944	2.9%
		129,439,950
Health care - 4.9%
Allscripts Healthcare
Solutions, Inc. (A)	866,422	10,397,064	1.7%
OTHER SECURITIES		20,040,051	3.2%
		30,437,115
Industrials - 32.7%
ACCO Brands Corp.	708,920	9,818,542	1.6%
Albany International Corp.,
Class A	218,514	13,143,617	2.1%
Cubic Corp.	137,869	8,851,190	1.4%
ESCO Technologies, Inc.	189,782	10,950,421	1.8%
Forrester Research, Inc.	235,958	9,898,438	1.6%
Forward Air Corp.	129,265	7,636,976	1.2%
FTI Consulting, Inc. (A)	161,000	9,737,280	1.6%
GATX Corp. (B)	121,065	8,986,655	1.5%
Huron Consulting Group, Inc. (A)	188,146	7,695,171	1.2%
ICF International, Inc.	103,955	7,386,003	1.2%
Luxfer Holdings PLC	426,840	7,461,163	1.2%
Matthews International Corp.,
Class A	155,310	9,132,228	1.5%
Mistras Group, Inc. (A)	330,943	6,248,204	1.0%
Mueller Industries, Inc.	465,115	13,725,544	2.2%
Navigant Consulting, Inc. (A)	279,050	6,178,167	1.0%
SP Plus Corp. (A)	173,873	6,468,076	1.0%
Thermon Group Holdings, Inc. (A)	434,400	9,934,728	1.6%
TriMas Corp. (A)	573,841	16,870,920	2.7%
Tyman PLC	2,274,919	9,887,861	1.6%
OTHER SECURITIES		22,835,977	3.7%
		202,847,161
Information technology - 7.8%
Belden, Inc. (B)	243,294	14,870,129	2.4%
CTS Corp.	290,045	10,441,620	1.7%
WNS Holdings, Ltd., ADR (A)	253,459	13,225,491	2.1%
OTHER SECURITIES		9,849,435	1.6%
		48,386,675

Small Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Materials - 7.7%
Greif, Inc., Class A	206,865	$10,941,090	1.8%
Neenah, Inc.	100,585	8,534,637	1.4%
Orion Engineered Carbons SA	417,980	12,894,683	2.1%
Sensient Technologies Corp.	162,790	11,647,625	1.9%
OTHER SECURITIES		3,494,848	0.5%
		47,512,883
Real estate - 9.2%
Corporate Office Properties Trust	314,267	9,110,600	1.5%
DiamondRock
Hospitality Company	512,803	6,297,221	1.0%
Education Realty Trust, Inc.	286,968	11,909,172	1.9%
PotlatchDeltic Corp.	236,732	12,037,822	2.0%
Ramco-Gershenson
Properties Trust	665,195	8,787,226	1.4%
Summit Hotel Properties, Inc.	472,534	6,761,962	1.1%
OTHER SECURITIES		2,078,082	0.3%
		56,982,085
Utilities - 1.7%		10,903,363	1.7%
TOTAL COMMON STOCKS (Cost $458,649,036)		$600,295,998

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral Trust,
2.0600% (C)(D)	1,185,850	11,862,767	1.9%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,863,382)		$11,862,767

SHORT-TERM INVESTMENTS - 3.5%
Repurchase agreement - 3.5%
Bank of America Tri-Party
Repurchase Agreement dated
6-29-18 at 2.090% to be
repurchased at $21,803,797 on
7-2-18, collateralized by
$21,287,285 Government
National Mortgage Association,
2.777% - 5.472% due 8-20-58
to 5-20-68 (valued at
$22,236,000 including interest) $	$21,800,000	21,800,000	3.5%
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,800,000)		$21,800,000
Total Investments (Small Cap Value Trust)
(Cost $492,312,418) - 102.3%		$633,958,765	102.3%
Other assets and liabilities, net - (2.3)%		(14,362,804)	(2.3)%
TOTAL NET ASSETS - 100.0%		$619,595,961	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.2%
Consumer discretionary - 10.8%
Aaron’s, Inc.	63,000	$2,737,350	1.0%
Cable One, Inc.	2,738	2,007,748	0.7%

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Consumer
discretionary (continued)
Capella Education Company	25,800	$2,546,460	0.9%
Cavco Industries, Inc. (A)	13,800	2,865,570	1.0%
Pool Corp.	17,100	2,590,650	0.9%
Steven Madden, Ltd.	39,100	2,076,210	0.7%
OTHER SECURITIES		16,138,183	5.6%
		30,962,171
Consumer staples - 4.3%
Nomad Foods, Ltd. (A)	180,600	3,465,714	1.2%
OTHER SECURITIES		8,958,401	3.1%
		12,424,115
Energy - 6.2%
Centennial Resource
Development, Inc., Class A (A)	143,400	2,589,804	0.9%
Matador Resources Company (A)	95,700	2,875,785	1.0%
WPX Energy, Inc. (A)	156,800	2,827,104	1.0%
OTHER SECURITIES		9,590,427	3.3%
		17,883,120
Financials - 28.2%
BankUnited, Inc.	83,300	3,402,805	1.2%
CoBiz Financial, Inc.	100,800	2,165,184	0.8%
Columbia Banking System, Inc.	69,800	2,854,820	1.0%
East West Bancorp, Inc.	49,675	3,238,810	1.1%
Glacier Bancorp, Inc.	63,000	2,436,840	0.8%
Green Dot Corp., Class A (A)	53,200	3,904,348	1.4%
Home BancShares, Inc.	220,900	4,983,504	1.7%
National Bank Holdings Corp.,
Class A	67,000	2,585,530	0.9%
Popular, Inc.	58,900	2,662,869	0.9%
Prosperity Bancshares, Inc.	32,400	2,214,864	0.8%
SVB Financial Group (A)	10,704	3,090,887	1.1%
Texas Capital Bancshares, Inc. (A)	25,300	2,314,950	0.8%
Towne Bank	85,400	2,741,340	1.0%
Webster Financial Corp.	38,550	2,455,635	0.9%
Wintrust Financial Corp.	28,100	2,446,105	0.9%
OTHER SECURITIES		37,381,603	12.9%
		80,880,094
Health care - 6.7%
Atrion Corp.	5,043	3,022,774	1.1%
Avanos Medical, Inc. (A)	52,000	2,977,000	1.0%
Molina Healthcare, Inc. (A)	20,100	1,968,594	0.7%
Quidel Corp. (A)	59,800	3,976,700	1.4%
The Ensign Group, Inc.	66,100	2,367,702	0.8%
OTHER SECURITIES		4,968,348	1.7%
		19,281,118
Industrials - 13.2%
Aegion Corp. (A)	86,300	2,222,225	0.8%
Cubic Corp.	31,600	2,028,720	0.7%
FTI Consulting, Inc. (A)	34,100	2,062,368	0.7%
Genesee & Wyoming, Inc.,
Class A (A)	24,000	1,951,680	0.7%
Landstar System, Inc.	32,100	3,505,320	1.2%
McGrath RentCorp	31,450	1,989,842	0.7%
OTHER SECURITIES		24,079,936	8.4%
		37,840,091
Information technology - 9.1%
Belden, Inc.	48,900	2,988,768	1.0%
Littelfuse, Inc.	22,476	5,128,574	1.8%
OTHER SECURITIES		18,087,467	6.3%
		26,204,809

Small Company Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Materials - 4.6%
Carpenter Technology Corp.	42,900	$2,255,253	0.8%
KMG Chemicals, Inc.	38,332	2,828,135	1.0%
Myers Industries, Inc.	106,950	2,053,440	0.7%
OTHER SECURITIES		6,174,940	2.1%
		13,311,768
Real estate - 8.7%
Cedar Realty Trust, Inc.	412,800	1,948,416	0.7%
EastGroup Properties, Inc.	27,000	2,580,120	0.9%
PotlatchDeltic Corp.	39,000	1,983,150	0.7%
Terreno Realty Corp.	64,700	2,437,249	0.9%
OTHER SECURITIES		15,933,057	5.5%
		24,881,992
Utilities - 6.4%
Chesapeake Utilities Corp.	34,900	2,790,255	1.0%
NorthWestern Corp.	34,600	1,980,850	0.7%
ONE Gas, Inc.	40,400	3,019,496	1.1%
PNM Resources, Inc.	73,000	2,839,700	1.0%
OTHER SECURITIES		7,656,195	2.6%
		18,286,496
TOTAL COMMON STOCKS (Cost $195,238,975)		$281,955,774

WARRANTS - 0.0%		59,899	0.0%
TOTAL WARRANTS (Cost $28,804)		$59,899

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral Trust,
2.0600% (B)(C)	812,585	8,128,771	2.8%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,129,179)		$8,128,771

SHORT-TERM INVESTMENTS - 2.5%
Money market funds - 2.5%
T. Rowe Price Government
Reserve Fund, 2.1583% (B)	6,649,631	6,649,631	2.3%
OTHER SECURITIES		500,000	0.2%
		7,149,631
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,149,631)		$7,149,631
Total Investments (Small Company Value Trust)
(Cost $210,546,589) - 103.5%		$297,294,075	103.5%
Other assets and liabilities, net - (3.5)%		(10,011,363)	(3.5)%
TOTAL NET ASSETS - 100.0%		$287,282,712	100.0%

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.8%
Consumer discretionary - 12.3%
Amazon.com, Inc. (A)	105,122	$178,686,376	1.7%
Comcast Corp., Class A	1,198,549	39,324,393	0.4%
McDonald’s Corp.	204,942	32,112,362	0.3%
Netflix, Inc. (A)	113,462	44,412,431	0.4%
The Home Depot, Inc.	301,080	58,740,708	0.6%
The Walt Disney Company	388,031	40,669,529	0.4%

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Consumer
discretionary (continued)
Toyota Motor Corp.	529,800	$34,261,624	0.3%
OTHER SECURITIES		898,025,565	8.2%
		1,326,232,988
Consumer staples - 7.6%
Nestle SA	721,749	55,936,127	0.5%
PepsiCo, Inc.	370,085	40,291,154	0.4%
Philip Morris International, Inc.	405,769	32,761,789	0.3%
The Coca-Cola Company	999,610	43,842,895	0.4%
The Procter & Gamble Company	656,319	51,232,261	0.5%
Walmart, Inc.	377,618	32,342,982	0.3%
OTHER SECURITIES		564,855,827	5.2%
		821,263,035
Energy - 5.9%
BP PLC	4,620,579	35,155,755	0.3%
Chevron Corp.	498,830	63,067,077	0.6%
Exxon Mobil Corp.	1,105,190	91,432,369	0.9%
Royal Dutch Shell PLC, A Shares	1,066,321	36,904,207	0.4%
Royal Dutch Shell PLC, B Shares	868,791	31,114,015	0.3%
TOTAL SA	558,775	33,932,023	0.3%
OTHER SECURITIES		351,348,916	3.1%
		642,954,362
Financials - 15.6%
Bank of America Corp.	2,461,373	69,386,105	0.7%
Berkshire Hathaway, Inc.,
Class B (A)	502,383	93,769,787	0.9%
Citigroup, Inc.	665,587	44,541,082	0.4%
HSBC Holdings PLC	4,641,912	43,375,647	0.4%
JPMorgan Chase & Co.	888,699	92,602,436	0.9%
Wells Fargo & Company	1,144,800	63,467,712	0.6%
OTHER SECURITIES		1,281,624,593	11.7%
		1,688,767,362
Health care - 12.3%
AbbVie, Inc.	395,604	36,652,711	0.4%
Amgen, Inc.	173,863	32,093,371	0.3%
Johnson & Johnson	700,141	84,955,109	0.8%
Merck & Company, Inc.	702,330	42,631,431	0.4%
Novartis AG	515,878	39,078,237	0.4%
Pfizer, Inc.	1,527,050	55,401,374	0.5%
Roche Holding AG	162,941	36,149,761	0.3%
UnitedHealth Group, Inc.	250,820	61,536,179	0.6%
OTHER SECURITIES		940,409,646	8.6%
		1,328,907,819
Industrials - 11.3%
The Boeing Company	142,952	47,961,826	0.5%
OTHER SECURITIES		1,171,665,183	10.8%
		1,219,627,009
Information technology - 18.2%
Adobe Systems, Inc. (A)	128,546	31,340,800	0.3%
Alphabet, Inc., Class A (A)	77,953	88,023,748	0.8%
Alphabet, Inc., Class C (A)	79,241	88,405,222	0.8%
Apple, Inc.	1,282,957	237,488,170	2.2%
Cisco Systems, Inc.	1,227,542	52,821,132	0.5%
Facebook, Inc., Class A (A)	626,076	121,659,088	1.1%
IBM Corp.	222,842	31,131,027	0.3%
Intel Corp.	1,216,400	60,467,244	0.6%
Mastercard, Inc., Class A	239,330	47,033,132	0.5%
Microsoft Corp.	2,005,474	197,759,791	1.8%
NVIDIA Corp.	158,446	37,535,857	0.4%
Oracle Corp.	777,894	34,274,010	0.3%
Visa, Inc., Class A	466,230	61,752,164	0.6%

Strategic Equity Allocation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Information
technology (continued)
OTHER SECURITIES		$881,033,233	8.0%
		1,970,724,618
Materials - 4.6%
DowDuPont, Inc.	605,896	39,940,664	0.4%
OTHER SECURITIES		457,415,072	4.2%
		497,355,736
Real estate - 3.6%		391,701,648	3.6%
Telecommunication
services - 2.3%
AT&T, Inc.	1,897,461	60,927,473	0.6%
Verizon Communications, Inc.	1,078,534	54,261,046	0.5%
OTHER SECURITIES		128,066,106	1.2%
		243,254,625
Utilities - 3.1%		338,074,147	3.1%
TOTAL COMMON STOCKS
(Cost $6,588,320,459)		$10,468,863,349

PREFERRED
SECURITIES - 0.2%
Consumer discretionary - 0.1%		10,917,420	0.1%
Consumer staples - 0.1%		5,283,350	0.1%
Financials - 0.0%		661,152	0.0%
Health care - 0.0%		1,230,122	0.0%
Materials - 0.0%		805,459	0.0%
Telecommunication
services - 0.0%		903,372	0.0%
TOTAL PREFERRED SECURITIES
(Cost $17,234,375)		$19,800,875

RIGHTS - 0.0%		236,236	0.0%
TOTAL RIGHTS (Cost $247,725)		$236,236

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral Trust,
2.0600% (B)(C)	14,762,793	147,681,078	1.4%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $147,670,329)		$147,681,078

SHORT-TERM INVESTMENTS - 2.4%
U.S. Government Agency - 2.2%
Federal Home Loan Bank
Discount Note, 1.890%,
08/06/2018 *	$10,000,000	9,981,330	0.1%
Federal Home Loan Bank
Discount Note, 1.890%,
08/15/2018 *	30,000,000	29,929,590	0.3%
Federal Home Loan Bank
Discount Note, 1.890%,
08/22/2018 *	30,000,000	29,918,400	0.2%
Federal Home Loan Bank
Discount Note, 1.895%,
08/13/2018 *	177,200,000	176,803,072	1.6%
		246,632,392
Repurchase agreement - 0.2%		19,619,000	0.2%
TOTAL SHORT-TERM INVESTMENTS
(Cost $266,247,946)		$266,251,392
Total Investments (Strategic Equity Allocation
Trust) (Cost $7,019,720,834) - 100.8%		$10,902,832,930	100.8%
Other assets and liabilities, net - (0.8)%		(89,972,099)	(0.8)%
TOTAL NET ASSETS - 100.0%		$10,812,860,831	100.0%

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Trust (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
MSCI EAFE Index Futures	1,166	Long	Sep 2018	$117,082,990	$113,999,820	$(3,083,170)
Russell 2000 Index E-Mini Futures	177	Long	Sep 2018	14,921,523	14,580,375	(341,148)
S&P 500 Index E-Mini Futures	1,329	Long	Sep 2018	184,640,451	180,850,320	(3,790,131)
S&P MidCap 400 Index E-Mini Futures	72	Long	Sep 2018	14,327,638	14,083,920	(243,718)
						$(7,458,167)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Total Stock Market Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.6%
Consumer discretionary - 13.3%
Amazon.com, Inc. (A)	11,952	$20,316,010	2.7%
Comcast Corp., Class A	114,684	3,762,782	0.5%
McDonald’s Corp.	19,612	3,073,004	0.4%
Netflix, Inc. (A)	10,717	4,194,955	0.6%
NIKE, Inc., Class B	40,171	3,200,825	0.4%
The Home Depot, Inc.	28,830	5,624,733	0.8%
The Walt Disney Company	37,112	3,889,709	0.5%
OTHER SECURITIES		57,626,820	7.4%
		101,688,838
Consumer staples - 6.7%
Altria Group, Inc.	46,905	2,663,735	0.4%
PepsiCo, Inc.	35,034	3,814,152	0.5%
Philip Morris International, Inc.	38,366	3,097,671	0.4%
The Coca-Cola Company	105,288	4,617,932	0.6%
The Procter & Gamble Company	62,177	4,853,537	0.6%
Walmart, Inc.	73,104	6,261,358	0.8%
OTHER SECURITIES		25,729,809	3.4%
		51,038,194
Energy - 6.8%
Chevron Corp.	47,203	5,967,875	0.8%
Exxon Mobil Corp.	104,656	8,658,191	1.2%
OTHER SECURITIES		37,120,652	4.8%
		51,746,718
Financials - 14.0%
Bank of America Corp.	252,913	7,129,617	1.0%
Berkshire Hathaway, Inc.,
Class B (A)	60,899	11,366,798	1.5%
Citigroup, Inc.	63,433	4,244,936	0.6%
JPMorgan Chase & Co.	84,714	8,827,199	1.2%
State Street Corp.	9,068	844,140	0.1%
Wells Fargo & Company	120,366	6,673,091	0.9%
OTHER SECURITIES		67,863,690	8.7%
		106,949,471
Health care - 12.5%
AbbVie, Inc.	39,248	3,636,327	0.5%
Amgen, Inc.	17,831	3,291,424	0.4%
Johnson & Johnson	66,211	8,034,043	1.1%

Total Stock Market Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Health care (continued)
Merck & Company, Inc.	66,571	$4,040,860	0.5%
Pfizer, Inc.	146,969	5,332,035	0.7%
UnitedHealth Group, Inc.	23,896	5,862,645	0.8%
OTHER SECURITIES		64,772,583	8.5%
		94,969,917
Industrials - 9.7%
3M Company	14,698	2,891,391	0.4%
General Electric Company	214,417	2,918,215	0.4%
Honeywell International, Inc.	18,543	2,671,119	0.4%
The Boeing Company	14,532	4,875,631	0.7%
Union Pacific Corp.	19,435	2,753,551	0.4%
OTHER SECURITIES		58,214,494	7.4%
		74,324,401
Information technology - 23.5%
Adobe Systems, Inc. (A)	12,142	2,960,341	0.4%
Alphabet, Inc., Class C (A)	17,162	19,146,785	2.5%
Apple, Inc.	125,270	23,188,730	3.1%
Cisco Systems, Inc.	118,941	5,118,031	0.7%
Facebook, Inc., Class A (A)	71,718	13,936,242	1.8%
IBM Corp.	22,732	3,175,660	0.4%
Intel Corp.	115,519	5,742,449	0.8%
Mastercard, Inc., Class A	25,976	5,104,804	0.7%
Microsoft Corp.	190,115	18,747,240	2.5%
NVIDIA Corp.	14,942	3,539,760	0.5%
Oracle Corp.	102,179	4,502,007	0.6%
Texas Instruments, Inc.	24,267	2,675,437	0.4%
Visa, Inc., Class A	50,901	6,741,837	0.9%
OTHER SECURITIES		64,699,784	8.2%
		179,279,107
Materials - 2.9%
DowDuPont, Inc.	57,469	3,788,356	0.5%
OTHER SECURITIES		18,264,328	2.4%
		22,052,684

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Real estate - 3.7%		$27,978,322	3.7%
Telecommunication
services - 1.8%
AT&T, Inc.	179,213	5,754,529	0.7%
Verizon Communications, Inc.	101,874	5,125,281	0.7%
OTHER SECURITIES		3,049,649	0.4%
		13,929,459
Utilities - 2.7%		20,713,584	2.7%
TOTAL COMMON STOCKS (Cost $392,916,308)		$744,670,695

PREFERRED
SECURITIES - 0.0%
Consumer discretionary - 0.0%		4,782	0.0%
Financials - 0.0%		12,846	0.0%
TOTAL PREFERRED SECURITIES (Cost $14,563)		$17,628

WARRANTS - 0.0%		1,243	0.0%
TOTAL WARRANTS (Cost $60,914)		$1,243

SECURITIES LENDING COLLATERAL - 2.7%
John Hancock Collateral Trust,
2.0600% (B)(C)	2,008,003	20,087,262	2.7%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $20,088,402)		$20,087,262

SHORT-TERM INVESTMENTS - 2.3%
U.S. Government Agency - 2.0%
Federal Home Loan Bank
Discount Note, 1.895%,
08/10/2018 *	$15,000,000	14,968,800	2.0%

Total Stock Market Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.3%
Repurchase Agreement with State
Street Corp. dated 6-29-18 at
0.900% to be repurchased at
$2,572,193 on 7-2-18,
collateralized by $2,660,000
U.S. Treasury Notes, 2.000%
due 12-31-21 (valued at
$2,627,732, including interest)	$2,572,000	$2,572,000	0.3%
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,540,417)		$17,540,800
Total Investments (Total Stock Market Index
Trust) (Cost $430,620,604) - 102.6%		$782,317,628	102.6%
Other assets and liabilities, net - (2.6)%		(19,511,124)	(2.6)%
TOTAL NET ASSETS - 100.0%		$762,806,504	100.0%

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 Index E-Mini Futures	31	Long	Sep 2018	$2,598,325	$2,553,625	$(44,700)
S&P 500 Index Futures	23	Long	Sep 2018	15,963,711	15,649,200	(314,511)
S&P MidCap 400 Index E-Mini Futures	7	Long	Sep 2018	1,396,528	1,369,270	(27,258)
						$(386,469)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Utilities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 93.6%
Consumer discretionary - 3.9%
Altice USA, Inc., Class A (A)	204,616	$3,490,749	1.3%
Comcast Corp., Class A	158,930	5,214,493	1.9%
NOS SGPS SA	363,025	1,985,655	0.7%
		10,690,897
Energy - 16.4%
Cheniere Energy, Inc. (B)	76,830	5,008,548	1.8%
Enbridge, Inc.	154,547	5,525,204	2.0%
Enterprise Products Partners LP	243,495	6,737,507	2.5%
EQT Midstream Partners LP (A)	67,600	3,487,484	1.3%
Kinder Morgan, Inc.	101,878	1,800,184	0.7%

Utilities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Energy (continued)
Plains GP Holdings LP,
Class A (B)	85,881	$2,053,415	0.8%
Targa Resources Corp.	37,705	1,866,020	0.7%
The Williams Companies, Inc.	79,951	2,167,472	0.8%
TransCanada Corp.	134,082	5,801,228	2.1%
Western Gas Equity
Partners LP (A)	101,446	3,626,695	1.3%
Williams Partners LP	56,283	2,284,527	0.8%
OTHER SECURITIES		4,348,304	1.6%
		44,706,588

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON
STOCKS (continued)
Industrials - 0.4%		$1,068,293	0.4%
Real estate - 2.5%
American Tower Corp.	47,509	6,849,373	2.5%
Telecommunication
services - 10.8%
Cellnex Telecom SA (C)	127,998	3,218,057	1.2%
Com Hem Holding AB	411,038	6,668,187	2.4%
Hellenic Telecommunications
Organization SA	180,287	2,224,176	0.8%
Koninklijke KPN NV (A)	854,374	2,323,195	0.9%
Orange SA	157,837	2,634,637	1.0%
TELUS Corp.	77,057	2,737,278	1.0%
OTHER SECURITIES		9,434,955	3.5%
		29,240,485
Utilities - 59.6%
AES Corp.	250,961	3,365,387	1.2%
American Electric Power
Company, Inc.	112,883	7,817,148	2.9%
APA Group	249,616	1,818,557	0.7%
Avangrid, Inc.	38,079	2,015,521	0.7%
CenterPoint Energy, Inc.	112,052	3,104,961	1.1%
China Resources Gas Group, Ltd.	988,000	4,271,317	1.6%
Dominion Energy, Inc.	20,618	1,405,735	0.5%
Duke Energy Corp.	66,540	5,261,983	1.9%
Edison International	70,929	4,487,678	1.7%
EDP Renovaveis SA	1,371,066	14,290,203	5.2%
Emera, Inc.	86,803	2,825,975	1.0%
Enel SpA	1,331,449	7,377,800	2.7%
Entergy Corp.	48,776	3,940,613	1.5%
Evergy, Inc.	71,564	4,018,319	1.5%
Exelon Corp.	384,918	16,397,507	6.0%
Iberdrola SA	763,936	5,891,284	2.2%
NextEra Energy Partners LP (A)	90,800	4,237,636	1.6%
NextEra Energy, Inc.	69,016	11,527,742	4.2%
NRG Energy, Inc.	190,506	5,848,534	2.2%
NRG Yield, Inc., Class A	115,306	1,965,967	0.7%
NRG Yield, Inc., Class C	31,282	538,050	0.2%
PG&E Corp.	101,611	4,324,564	1.6%
PPL Corp.	334,068	9,537,641	3.5%
Public Service Enterprise
Group, Inc.	60,064	3,251,865	1.2%
RWE AG	132,390	3,008,500	1.1%
Sempra Energy	28,549	3,314,824	1.2%
SSE PLC	283,815	5,066,255	1.9%
The Southern Company	106,109	4,913,908	1.8%
Vistra Energy Corp. (B)	223,554	5,289,288	1.9%
OTHER SECURITIES		11,415,072	4.1%
		162,529,834
TOTAL COMMON STOCKS (Cost $238,323,187)		$255,085,470

Utilities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED
SECURITIES - 4.2%
Utilities - 4.2%
Dominion Energy, Inc., 6.750%	56,483	$2,610,079	1.0%
NextEra Energy, Inc., 6.123%	63,281	3,613,345	1.3%
NextEra Energy, Inc., 6.371%	24,383	1,810,194	0.7%
Sempra Energy, 6.000%	13,167	1,358,966	0.5%
Vistra Energy Corp., 7.000%	13,018	1,232,154	0.4%
OTHER SECURITIES		795,423	0.3%
		11,420,161
TOTAL PREFERRED SECURITIES
(Cost $10,373,053)		$11,420,161

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral Trust,
2.0600% (D)(E)	546,330	5,465,270	2.0%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,465,434)		$5,465,270

SHORT-TERM INVESTMENTS - 1.6%
Money market funds - 1.6%
State Street Institutional Treasury
Money Market Fund, Premier
Class, 1.7355% (D)	4,395,630	4,395,630	1.6%
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,395,630)		$4,395,630
Total Investments (Utilities Trust)
(Cost $258,557,304) - 101.4%		$276,366,531	101.4%
Other assets and liabilities, net - (1.4)%		(3,684,964)	(1.4)%
TOTAL NET ASSETS - 100.0%		$272,681,567	100.0%

Security Abbreviations and Legend

(A)	A portion of this security is on loan as of 6-30-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	124,561	USD	94,447	Barclays Bank PLC Wholesale	7/27/2018	$342	—
CAD	114,565	USD	89,152	Deutsche Bank AG London	7/27/2018	—	($1,970)
CAD	134,578	USD	104,225	Goldman Sachs International	7/27/2018	—	(1,814)
CAD	103,221	USD	77,753	JPMorgan Chase Bank N.A.	7/27/2018	796	—
CAD	124,908	USD	94,728	State Street Bank and Trust Company	7/27/2018	325	—
EUR	179,937	USD	209,530	Citibank N.A.	7/27/2018	965	—

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	1,366,093	USD	1,616,274	JPMorgan Chase Bank N.A.	7/27/2018	—	($18,189)
USD	474,122	CAD	631,000	Deutsche Bank AG London	7/27/2018	—	(6,058)
USD	229,174	CAD	305,000	JPMorgan Chase Bank N.A.	7/27/2018	—	(2,925)
USD	9,985,525	CAD	12,734,041	Merrill Lynch International	7/27/2018	$295,150	—
USD	110,528	CAD	143,192	State Street Bank and Trust Company	7/27/2018	1,562	—
USD	6,495,955	EUR	5,209,182	Morgan Stanley Capital Services, Inc.	7/18/2018	406,146	—
USD	21,818,619	EUR	18,443,605	JPMorgan Chase Bank N.A.	7/27/2018	242,896	—
USD	7,935	EUR	6,778	State Street Bank and Trust Company	7/27/2018	6	—
USD	100,492	GBP	74,771	Barclays Bank PLC Wholesale	7/27/2018	1,706	—
USD	10,914	GBP	8,190	BNP Paribas SA	7/27/2018	93	—
USD	4,009,406	GBP	2,973,918	Merrill Lynch International	7/27/2018	80,313	—
						$1,030,300	($30,956)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Certain portfolios had the following country composition as a percentage of net assets on 6-30-18:

Financial Industries Trust
United States	79.8%
United Kingdom	4.2%
Spain	2.5%
Bermuda	2.5%
Switzerland	2.1%
Denmark	2.1%
Norway	1.5%
Sweden	1.2%
France	1.0%
Other countries	3.1%
TOTAL	100.0%
Mid Value Trust
United States	88.4%
Canada	4.6%
Ireland	2.2%
Denmark	1.4%
Other countries	3.4%
TOTAL	100.0%
Mutual Shares Trust
United States	80.1%
United Kingdom	7.4%
Switzerland	3.5%
Ireland	3.2%
Netherlands	2.4%
South Korea	1.5%
Other countries	1.9%
TOTAL	100.0%
Science & Technology Trust
United States	84.6%
China	5.4%
South Korea	3.4%
United Kingdom	1.8%
Switzerland	1.1%
Russia	1.0%
Taiwan	1.0%
Other countries	1.7%
TOTAL	100.0%
Small Cap Value Trust
United States	88.9%
United Kingdom	4.6%
India	2.1%
Luxembourg	2.1%
Ireland	1.4%
Other countries	0.9%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.9%
Japan	7.4%
United Kingdom	5.1%
France	3.3%
Germany	2.9%
Switzerland	2.9%
Australia	2.2%
Netherlands	1.5%
Hong Kong	1.1%
Ireland	1.0%
Other countries	4.7%
TOTAL	100.0%
Utilities Trust
United States	65.4%
Spain	8.6%
Canada	6.2%
Italy	2.7%
Sweden	2.4%
United Kingdom	2.4%
Brazil	1.7%
Hong Kong	1.6%
Germany	1.1%
France	1.0%
Other countries	6.9%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

			American
		American Asset	Global Growth	American
Assets	500 Index Trust	Allocation Trust	Trust	Growth Trust
Unaffiliated investments, at value	$5,179,048,581	$1,479,658,742	$224,601,489	$905,656,612
Affiliated investments, at value	18,731,096	—	—	—
Repurchase agreements, at value	11,332,000	—	—	—
Total investments, at value	5,209,111,677	1,479,658,742	224,601,489	905,656,612
Receivable for futures variation margin	166,455	—	—	—
Cash	4,583	—	3,212	—
Cash held at broker for futures contracts	6,970,000	—	—	—
Dividends and interest receivable	4,163,738	—	—	—
Receivable for fund shares sold	—	40,131	540,087	—
Receivable for investments sold	4,805,758	606,773	—	16,410,901
Receivable for securities lending income	4,292	—	—	—
Receivable due from advisor	70,785	—	—	—
Other assets	143,711	4,666	3,094	3,921
Total assets	5,225,440,999	1,480,310,312	225,147,882	922,071,434

Liabilities
Payable for investments purchased	2,581,355	—	30,404	—
Payable for fund shares repurchased	11,696,691	596,166	502,316	16,380,650
Payable upon return of securities loaned	18,737,417	—	—	—
Payable to affiliates
Accounting and legal services fees	297,567	84,486	13,005	52,531
Trustees’ fees	1,327	857	411	623
Other liabilities and accrued expenses	419,838	38,408	25,024	24,837
Total liabilities	33,734,195	719,917	571,160	16,458,641
Net assets	$5,191,706,804	$1,479,590,395	$224,576,722	$905,612,793

Net assets consist of
Paid-in capital	$2,564,980,792	$837,022,113	$172,197,357	$506,684,991
Undistributed net investment income (loss)	57,994,926	361,540	(473,398)	(1,550,308)
Accumulated net realized gain (loss) on investments	62,138,810	239,768,206	30,962,216	262,663,107
Net unrealized appreciation (depreciation) on investments	2,506,592,276	402,438,536	21,890,547	137,815,003
Net assets	$5,191,706,804	$1,479,590,395	$224,576,722	$905,612,793
Unaffiliated investments, including repurchase agreements, at cost	$2,680,591,853	$1,077,220,206	$202,710,942	$767,841,609
Affiliated investments, at cost	$18,731,923	—	—	—
Securities loaned, at value	$18,326,752	—	—	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$3,230,303,918	$282,408,987	$20,379,706	$138,172,572
Shares outstanding	97,911,426	19,592,541	1,230,808	6,249,904
Net asset value, offering price and redemption price per share	$32.99	$14.41	$16.56	$22.11

Series II
Net assets	$69,976,380	$1,066,303,001	$173,438,446	$671,517,151
Shares outstanding	2,121,652	74,001,439	10,505,899	30,551,552
Net asset value, offering price and redemption price per share	$32.98	$14.41	$16.51	$21.98

Series III
Net assets	—	$130,878,407	$30,758,570	$95,923,070
Shares outstanding	—	9,063,278	1,859,488	4,354,013
Net asset value, offering price and redemption price per share	—	$14.44	$16.54	$22.03

Series NAV
Net assets	$1,891,426,506	—	—	—
Shares outstanding	57,323,480	—	—	—
Net asset value, offering price and redemption price per share	$33.00	—	—	—

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

	American	American		Capital
	Growth-Income	International	Blue Chip	Appreciation
Assets	Trust	Trust	Growth Trust	Trust
Unaffiliated investments, at value	$1,059,950,100	$529,469,970	$1,836,735,406	$1,057,010,287
Affiliated investments, at value	—	—	24,946,260	21,028,393
Total investments, at value	1,059,950,100	529,469,970	1,861,681,666	1,078,038,680
Foreign currency, at value	—	—	—	8
Dividends and interest receivable	—	—	401,750	188,044
Receivable for fund shares sold	—	7,046,141	—	—
Receivable for investments sold	10,635,543	—	616,526	8,303,970
Receivable for securities lending income	—	—	26,800	—
Other assets	4,118	3,482	53,863	26,610
Total assets	1,070,589,761	536,519,593	1,862,780,605	1,086,557,312

Liabilities
Payable for investments purchased	—	7,027,490	7,564,138	—
Payable for fund shares repurchased	10,602,536	—	705,534	170,815
Payable upon return of securities loaned	—	—	24,952,003	21,021,588
Payable to affiliates
Accounting and legal services fees	60,926	30,796	108,261	62,259
Trustees’ fees	703	494	740	603
Other liabilities and accrued expenses	30,883	23,582	168,084	119,802
Total liabilities	10,695,048	7,082,362	33,498,760	21,375,067
Net assets	$1,059,894,713	$529,437,231	$1,829,281,845	$1,065,182,245

Net assets consist of
Paid-in capital	$702,589,903	$431,364,166	$563,729,901	$445,914,156
Undistributed net investment income (loss)	(329,044)	(645,998)	471,024	2,423,611
Accumulated net realized gain (loss) on investments	217,673,304	29,491,937	404,253,060	279,888,626
Net unrealized appreciation (depreciation) on investments	139,960,550	69,227,126	860,827,860	336,955,852
Net assets	$1,059,894,713	$529,437,231	$1,829,281,845	$1,065,182,245
Unaffiliated investments, including repurchase agreements, at cost	$919,989,550	$460,242,844	$975,906,907	$720,055,639
Affiliated investments, at cost	—	—	$24,947,016	$21,028,864
Foreign currency, at cost	—	—	—	$8
Securities loaned, at value	—	—	$24,394,408	$20,605,278

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$278,285,823	$133,225,307	$337,693,840	$202,605,525
Shares outstanding	14,808,114	6,094,391	8,655,454	12,457,196
Net asset value, offering price and redemption price per share	$18.79	$21.86	$39.02	$16.26

Series II
Net assets	$565,914,930	$355,284,432	$139,236,866	$71,291,617
Shares outstanding	30,221,653	16,272,147	3,657,708	4,537,230
Net asset value, offering price and redemption price per share	$18.73	$21.83	$38.07	$15.71

Series III
Net assets	$215,693,960	$40,927,492	—	—
Shares outstanding	11,480,036	1,875,151	—	—
Net asset value, offering price and redemption price per share	$18.79	$21.83	—	—

Series NAV
Net assets	—	—	$1,352,351,139	$791,285,103
Shares outstanding	—	—	34,652,710	48,542,578
Net asset value, offering price and redemption price per share	—	—	$39.03	$16.30

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

	Capital	Emerging
	Appreciation	Markets Value	Equity Income	Financial
Assets	Value Trust	Trust	Trust	Industries Trust
Unaffiliated investments, at value	$386,087,531	$701,107,378	$1,740,370,266	$221,426,913
Affiliated investments, at value	4,255,500	13,066,714	11,499,330	717,794
Repurchase agreements, at value	2,139,000	—	—	—
Total investments, at value	392,482,031	714,174,092	1,751,869,596	222,144,707
Unrealized appreciation on forward foreign currency contracts	—	—	—	193,140
Receivable for futures variation margin	—	175,750	—	—
Cash	545	11,081,473	—	77,818
Foreign currency, at value	86	1,218,407	9,984	7
Cash held at broker for futures contracts	—	568,947	—	—
Dividends and interest receivable	1,087,143	2,226,971	3,853,498	288,377
Receivable for fund shares sold	14,484	985,199	70,258	70,156
Receivable for investments sold	1,458,163	812,899	2,117,627	347,661
Receivable for securities lending income	2,269	44,708	44,467	4,330
Other assets	14,562	27,478	54,831	9,306
Total assets	395,059,283	731,315,924	1,758,020,261	223,135,502

Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	—	2,809
Written options, at value	1,880,106	—	—	—
Foreign capital gains tax payable	—	92,805	—	—
Payable for investments purchased	2,967,002	2,355,396	895,599	1,408,100
Payable for fund shares repurchased	44,505	6,661	523,169	306,299
Payable upon return of securities loaned	4,258,339	13,061,364	11,525,313	717,736
Payable to affiliates
Accounting and legal services fees	21,842	46,086	97,318	13,066
Trustees’ fees	481	602	999	408
Other liabilities and accrued expenses	68,105	153,798	180,005	42,280
Total liabilities	9,240,380	15,716,712	13,222,403	2,490,698
Net assets	$385,818,903	$715,599,212	$1,744,797,858	$220,644,804

Net assets consist of
Paid-in capital	$299,314,397	$722,316,953	$1,098,647,685	$163,317,282
Undistributed net investment income (loss)	3,011,148	7,582,631	25,044,402	2,360,250
Accumulated net realized gain (loss) on investments	41,274,630	(34,485,360)	282,466,128	23,112,798
Net unrealized appreciation (depreciation) on investments	42,218,728	20,184,988	338,639,643	31,854,474
Net assets	$385,818,903	$715,599,212	$1,744,797,858	$220,644,804
Unaffiliated investments, including repurchase agreements, at cost	$345,629,421	$680,865,193	$1,401,719,936	$189,763,954
Affiliated investments, at cost	$4,255,668	$13,066,882	$11,499,914	$717,825
Foreign currency, at cost	$85	$1,217,675	$9,913	$7
Premiums received on written options	$1,502,071	—	—	—
Securities loaned, at value	$4,168,873	$31,353,731	$11,229,005	$699,697

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$3,727,381	$7,534,745	$254,043,832	$155,633,440
Shares outstanding	303,511	765,881	14,581,669	10,404,326
Net asset value, offering price and redemption price per share	$12.28	$9.84	$17.42	$14.96

Series II
Net assets	$290,268,915	$42,621,937	$130,067,691	$18,315,696
Shares outstanding	23,750,249	4,336,523	7,506,120	1,234,406
Net asset value, offering price and redemption price per share	$12.22	$9.83	$17.33	$14.84

Series NAV
Net assets	$91,822,607	$665,442,530	$1,360,686,335	$46,695,668
Shares outstanding	7,491,567	67,722,631	78,432,128	3,129,012
Net asset value, offering price and redemption price per share	$12.26	$9.83	$17.35	$14.92

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

	Fundamental	Fundamental
	All Cap Core	Large Cap		Health Sciences
Assets	Trust	Value Trust	Global Trust	Trust
Unaffiliated investments, at value	$1,881,344,214	$739,386,954	$220,587,780	$298,692,061
Affiliated investments, at value	—	—	5,875,529	—
Total investments, at value	1,881,344,214	739,386,954	226,463,309	298,692,061
Cash	583,181	263,216	540,326	—
Foreign currency, at value	26	—	160,486	39,934
Dividends and interest receivable	1,408,437	684,112	456,289	124,855
Receivable for fund shares sold	37,908	—	877,641	41,908
Receivable for investments sold	4,975,935	—	1,021,273	779,782
Receivable for securities lending income	—	—	6,007	—
Other assets	54,563	26,709	12,271	11,200
Total assets	1,888,404,264	740,360,991	229,537,602	299,689,740

Liabilities
Payable for investments purchased	3,169,466	—	667,654	599,856
Payable for fund shares repurchased	179,525	1,342,511	7,147	31,569
Payable upon return of securities loaned	—	—	5,864,538	—
Payable to affiliates
Accounting and legal services fees	106,367	42,355	13,072	16,808
Trustees’ fees	701	697	445	433
Other liabilities and accrued expenses	179,124	98,086	44,644	51,858
Total liabilities	3,635,183	1,483,649	6,597,500	700,524
Net assets	$1,884,769,081	$738,877,342	$222,940,102	$298,989,216

Net assets consist of
Paid-in capital	$1,111,443,006	$617,381,901	$208,071,614	$188,456,980
Undistributed net investment income (loss)	6,397,781	6,345,858	3,393,585	(1,234,473)
Accumulated net realized gain (loss) on investments	295,727,854	20,749,972	(749,745)	40,533,760
Net unrealized appreciation (depreciation) on investments	471,200,440	94,399,611	12,224,648	71,232,949
Net assets	$1,884,769,081	$738,877,342	$222,940,102	$298,989,216
Unaffiliated investments, including repurchase agreements, at cost	$1,410,143,773	$644,987,343	$208,361,171	$227,458,522
Affiliated investments, at cost	—	—	$5,875,754	—
Foreign currency, at cost	$27	—	$160,641	$39,805
Securities loaned, at value	—	—	$5,726,333	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$162,442,362	$467,595,154	$138,461,497	$108,503,201
Shares outstanding	6,067,354	22,646,089	6,456,022	4,026,010
Net asset value, offering price and redemption price per share	$26.77	$20.65	$21.45	$26.95

Series II
Net assets	$52,793,782	$181,792,483	$39,548,795	$76,129,036
Shares outstanding	1,978,464	8,752,365	1,853,803	3,042,514
Net asset value, offering price and redemption price per share	$26.68	$20.77	$21.33	$25.02

Series NAV
Net assets	$1,669,532,937	$89,489,705	$44,929,810	$114,356,979
Shares outstanding	62,040,650	4,331,398	2,096,794	4,185,925
Net asset value, offering price and redemption price per share	$26.91	$20.66	$21.43	$27.32

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

	International	International	International
	Equity Index	Growth Stock	Small Company	International
Assets	Trust	Trust	Trust	Value Trust
Unaffiliated investments, at value	$757,214,728	$364,632,862	$136,732,122	$796,205,942
Affiliated investments, at value	22,919,447	—	10,831,874	18,296,146
Total investments, at value	780,134,175	364,632,862	147,563,996	814,502,088
Receivable for futures variation margin	268,971	—	—	—
Cash	3,050	—	—	653,108
Foreign currency, at value	10,495,595	494,985	367,256	550,102
Cash held at broker for futures contracts	1,238,931	—	41,283	—
Dividends and interest receivable	2,779,955	1,104,492	290,088	3,337,186
Receivable for fund shares sold	58,016	—	91,456	51,036
Receivable for investments sold	4,871,260	2,832,055	2,426,469	4,442,098
Receivable for securities lending income	30,461	—	22,428	15,232
Receivable due from advisor	13,039	—	—	—
Other assets	26,259	14,875	9,226	29,050
Total assets	799,919,712	369,079,269	150,812,202	823,579,900

Liabilities
Due to custodian	—	—	1,345,652	—
Foreign capital gains tax payable	81,724	—	—	—
Payable for investments purchased	5,771,547	4,427,892	191,127	4,691,934
Payable for fund shares repurchased	1,839	210,259	2,302	551,821
Payable upon return of securities loaned	22,910,968	—	10,837,543	18,276,314
Payable to affiliates
Accounting and legal services fees	47,067	21,641	8,638	47,651
Trustees’ fees	413	477	366	791
Other liabilities and accrued expenses	143,564	62,568	75,260	123,571
Total liabilities	28,957,122	4,722,837	12,460,888	23,692,082
Net assets	$770,962,590	$364,356,432	$138,351,314	$799,887,818

Net assets consist of
Paid-in capital	$588,228,139	$292,528,188	$123,204,156	$737,895,477
Undistributed net investment income (loss)	15,026,300	5,834,536	1,831,701	12,609,202
Accumulated net realized gain (loss) on investments	(5,616,951)	23,049,581	1,381,957	(1,187,781)
Net unrealized appreciation (depreciation) on investments	173,325,102	42,944,127	11,933,500	50,570,920
Net assets	$770,962,590	$364,356,432	$138,351,314	$799,887,818
Unaffiliated investments, including repurchase agreements, at cost	$582,429,607	$321,694,852	$124,798,516	$745,657,629
Affiliated investments, at cost	$22,920,624	—	$10,831,705	$18,296,879
Foreign currency, at cost	$10,859,629	$497,450	$366,547	$550,520
Securities loaned, at value	$21,581,851	—	$10,102,716	$17,736,720

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$390,739,102	$5,486,886	$32,698,183	$102,212,581
Shares outstanding	21,999,875	314,424	2,111,687	7,388,435
Net asset value, offering price and redemption price per share	$17.76	$17.45	$15.48	$13.83

Series II
Net assets	$17,225,387	$18,034,942	$18,632,220	$61,794,583
Shares outstanding	969,629	1,034,002	1,206,187	4,475,486
Net asset value, offering price and redemption price per share	$17.76	$17.44	$15.45	$13.81

Series NAV
Net assets	$362,998,101	$340,834,604	$87,020,911	$635,880,654
Shares outstanding	20,438,914	19,518,125	5,615,641	46,311,295
Net asset value, offering price and redemption price per share	$17.76	$17.46	$15.50	$13.73

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Balanced	Conservative	Growth
Assets	Portfolio	Portfolio	Portfolio	Portfolio
Unaffiliated investments, at value	$6,005,610	—	$588	$520,602
Affiliated investments, at value	330,908	—	—	—
Affiliated funds, at value	27,396,689	$1,012,022,553	180,492,708	6,633,101,650
Total investments, at value	33,733,207	1,012,022,553	180,493,296	6,633,622,252
Dividends and interest receivable	6,418	—	—	74,900
Receivable for fund shares sold	2,306	11,358	57,302	17,274
Receivable for investments sold	7,283	621,354	—	2,714,046
Receivable for securities lending income	60	—	—	—
Receivable due from advisor	11,288	—	9,605	—
Other assets	2,829	4,020	2,995	12,490
Total assets	33,763,391	1,012,659,285	180,563,198	6,636,440,962

Liabilities
Due to custodian	—	—	—	8,497
Payable for investments purchased	136,305	—	52,859	—
Payable for fund shares repurchased	2,333	618,419	1,799	2,634,607
Payable upon return of securities loaned	330,937	—	—	—
Payable to affiliates
Accounting and legal services fees	1,838	58,103	10,538	488,874
Trustees’ fees	365	674	433	—
Other liabilities and accrued expenses	31,543	34,984	31,786	13,681
Total liabilities	503,321	712,180	97,415	3,145,659
Net assets	$33,260,070	$1,011,947,105	$180,465,783	$6,633,295,303

Net assets consist of
Paid-in capital	$28,051,488	$926,474,677	$178,267,075	$5,801,047,287
Undistributed net investment income (loss)	(1,894)	(1,486,910)	(274,729)	(10,008,442)
Accumulated net realized gain (loss) on investments	1,237,451	20,679,023	1,671,275	148,402,042
Net unrealized appreciation (depreciation) on investments	3,973,025	66,280,315	802,162	693,854,416
Net assets	$33,260,070	$1,011,947,105	$180,465,783	$6,633,295,303
Unaffiliated investments, including repurchase agreements, at cost	$5,317,461	—	$588	$765,507
Affiliated investments, at cost	$330,927	—	—	—
Affiliated funds, at cost	$24,111,794	$945,742,238	$179,690,546	$5,939,002,329
Securities loaned, at value	$324,350	—	—	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$3,549,757	$35,081,008	$11,761,514	$230,321,312
Shares outstanding	232,571	2,347,825	887,077	14,009,009
Net asset value, offering price and redemption price per share	$15.26	$14.94	$13.26	$16.44

Series II
Net assets	$19,490,828	$889,475,292	$164,678,413	$6,050,472,245
Shares outstanding	1,278,573	59,473,901	12,416,727	367,978,716
Net asset value, offering price and redemption price per share	$15.24	$14.96	$13.26	$16.44

Series NAV
Net assets	$10,219,485	$87,390,805	$4,025,856	$352,501,746
Shares outstanding	669,586	5,852,457	303,805	21,446,652
Net asset value, offering price and redemption price per share	$15.26	$14.93	$13.25	$16.44

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

	Lifestyle
	Moderate	Mid Cap Index	Mid Cap Stock
Assets	Portfolio	Trust	Trust	Mid Value Trust
Unaffiliated investments, at value	$527	$1,531,440,262	$749,205,712	$791,138,673
Affiliated investments, at value	—	74,456,370	69,097,324	37,860,796
Affiliated funds, at value	313,316,708	—	—	—
Repurchase agreements, at value	—	6,024,000	40,200,000	—
Total investments, at value	313,317,235	1,611,920,632	858,503,036	828,999,469
Receivable for futures variation margin	—	49,108	—	—
Cash	—	267	84,207	—
Foreign currency, at value	—	—	—	45,169
Cash held at broker for futures contracts	—	2,346,000	—	—
Dividends and interest receivable	—	1,406,255	299,141	884,195
Receivable for fund shares sold	3,200	161,581	—	—
Receivable for investments sold	28,131	9,687,102	505,649	816,978
Receivable for securities lending income	—	36,442	29,081	13,309
Receivable due from advisor	7,638	—	—	—
Other assets	3,167	34,565	998,126	26,290
Total assets	313,359,371	1,625,641,952	860,419,240	830,785,410

Liabilities
Payable for investments purchased	—	5,016,400	740,882	—
Payable for fund shares repurchased	26,818	3,799,923	1,025,770	345,936
Payable upon return of securities loaned	—	74,470,801	69,111,346	37,869,621
Payable to affiliates
Accounting and legal services fees	17,949	97,881	52,293	44,303
Trustees’ fees	468	356	957	674
Other liabilities and accrued expenses	31,860	112,195	122,230	91,064
Total liabilities	77,095	83,497,556	71,053,478	38,351,598
Net assets	$313,282,276	$1,542,144,396	$789,365,762	$792,433,812

Net assets consist of
Paid-in capital	$294,021,340	$1,036,234,505	$457,671,139	$565,544,125
Undistributed net investment income (loss)	(480,780)	17,983,284	(1,399,527)	5,685,889
Accumulated net realized gain (loss) on investments	5,465,603	186,054,147	187,978,615	97,591,617
Net unrealized appreciation (depreciation) on investments	14,276,113	301,872,460	145,115,535	123,612,181
Net assets	$313,282,276	$1,542,144,396	$789,365,762	$792,433,812
Unaffiliated investments, including repurchase agreements, at cost	$527	$1,234,612,678	$644,551,415	$667,524,676
Affiliated investments, at cost	—	$74,459,307	$69,100,050	$37,863,659
Affiliated funds, at cost	$299,040,595	—	—	—
Foreign currency, at cost	—	—	—	$44,555
Securities loaned, at value	—	$72,905,648	$67,426,185	$36,786,807

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$10,392,568	$1,253,226,306	$173,364,320	$305,192,402
Shares outstanding	723,265	52,766,011	8,638,722	25,497,000
Net asset value, offering price and redemption price per share	$14.37	$23.75	$20.07	$11.97

Series II
Net assets	$282,096,953	$84,108,934	$88,510,268	$59,631,664
Shares outstanding	19,613,985	3,561,318	4,662,032	4,981,894
Net asset value, offering price and redemption price per share	$14.38	$23.62	$18.99	$11.97

Series NAV
Net assets	$20,792,755	$204,809,156	$527,491,174	$427,609,746
Shares outstanding	1,447,209	8,622,251	25,971,983	35,915,156
Net asset value, offering price and redemption price per share	$14.37	$23.75	$20.31	$11.91

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

			Science &
	Mutual Shares	Real Estate	Technology	Small Cap
Assets	Trust	Securities Trust	Trust	Index Trust
Unaffiliated investments, at value	$163,737,002	$349,651,224	$824,021,319	$636,961,680
Affiliated investments, at value	1,379,649	—	32,133,355	65,016,790
Repurchase agreements, at value	—	—	29,243,000	5,021,000
Total investments, at value	165,116,651	349,651,224	885,397,674	706,999,470
Unrealized appreciation on forward foreign currency contracts	119,923	—	—	—
Cash	76,204	—	172	452
Foreign currency, at value	236,616	—	659,568	—
Cash held at broker for futures contracts	—	—	—	1,624,000
Dividends and interest receivable	392,675	1,598,462	152,242	586,547
Receivable for fund shares sold	59,669	6,773	15,768	28,529
Receivable for investments sold	91,833	9,699,441	10,662,280	95,350
Receivable for securities lending income	337	—	26,973	73,920
Other assets	7,779	13,760	22,195	19,078
Total assets	166,101,687	360,969,660	896,936,872	709,427,346

Liabilities
Unrealized depreciation on forward foreign currency contracts	23,452	—	—	—
Payable for futures variation margin	—	—	—	44,588
Payable for investments purchased	314,253	11,590,768	8,104,765	—
Payable for fund shares repurchased	—	80,507	2,139,470	776,547
Payable upon return of securities loaned	1,380,089	—	32,145,144	64,989,498
Payable to affiliates
Accounting and legal services fees	9,518	19,018	50,637	36,158
Trustees’ fees	429	518	354	489
Other liabilities and accrued expenses	49,393	57,025	93,684	66,380
Total liabilities	1,777,134	11,747,836	42,534,054	65,913,660
Net assets	$164,324,553	$349,221,824	$854,402,818	$643,513,686

Net assets consist of
Paid-in capital	$138,686,122	$329,606,443	$510,451,527	$380,850,296
Undistributed net investment income (loss)	2,141,781	10,644,867	(1,313,963)	6,878,028
Accumulated net realized gain (loss) on investments	12,848,678	(10,408,256)	216,680,745	82,493,608
Net unrealized appreciation (depreciation) on investments	10,647,972	19,378,770	128,584,509	173,291,754
Net assets	$164,324,553	$349,221,824	$854,402,818	$643,513,686
Unaffiliated investments, including repurchase agreements, at cost	$153,186,251	$330,272,454	$724,698,387	$468,323,379
Affiliated investments, at cost	$1,379,706	—	$32,135,143	$65,018,434
Foreign currency, at cost	$237,746	—	$642,532	—
Securities loaned, at value	$1,313,691	—	$31,070,860	$63,471,536

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$164,324,553	$71,895,120	$731,934,764	$444,445,440
Shares outstanding	24,698,240	3,607,197	21,325,287	25,719,602
Net asset value, offering price and redemption price per share	$6.65	$19.93	$34.32	$17.28

Series II
Net assets	—	$41,160,169	$62,205,077	$41,863,866
Shares outstanding	—	2,064,441	1,888,202	2,437,942
Net asset value, offering price and redemption price per share	—	$19.94	$32.94	$17.17

Series NAV
Net assets	—	$236,166,535	$60,262,977	$157,204,380
Shares outstanding	—	11,920,454	1,738,708	9,085,461
Net asset value, offering price and redemption price per share	—	$19.81	$34.66	$17.30

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

	Small Cap
	Opportunities	Small Cap Stock	Small Cap	Small Company
Assets	Trust	Trust	Value Trust	Value Trust
Unaffiliated investments, at value	$163,199,792	$468,135,096	$600,295,998	$289,165,304
Affiliated investments, at value	6,035,596	32,841,833	11,862,767	8,128,771
Repurchase agreements, at value	—	5,900,000	21,800,000	—
Total investments, at value	169,235,388	506,876,929	633,958,765	297,294,075
Cash	—	72,029	76,841	475
Foreign currency, at value	—	11	23	—
Dividends and interest receivable	94,408	166,951	1,217,793	181,060
Receivable for fund shares sold	2,497	48,908	—	9,308
Receivable for investments sold	238,454	7,836,529	185,594	1,215,375
Receivable for securities lending income	3,646	20,992	29,641	4,442
Other assets	8,985	292,165	20,983	10,770
Total assets	169,583,378	515,314,514	635,489,640	298,715,505

Liabilities
Payable for investments purchased	458,774	3,561,812	1,451,854	3,188,768
Payable for fund shares repurchased	37,145	4,043	2,456,430	47,724
Payable upon return of securities loaned	6,037,185	32,854,485	11,865,309	8,131,191
Payable to affiliates
Accounting and legal services fees	8,974	27,575	35,004	16,583
Trustees’ fees	445	449	672	456
Other liabilities and accrued expenses	43,699	57,148	84,410	48,071
Total liabilities	6,586,222	36,505,512	15,893,679	11,432,793
Net assets	$162,997,156	$478,809,002	$619,595,961	$287,282,712

Net assets consist of
Paid-in capital	$97,008,823	$325,765,508	$396,660,473	$155,557,202
Undistributed net investment income (loss)	689,461	(1,258,230)	4,512,318	1,412,394
Accumulated net realized gain (loss) on investments	35,231,465	73,121,417	76,777,839	43,565,630
Net unrealized appreciation (depreciation) on investments	30,067,407	81,180,307	141,645,331	86,747,486
Net assets	$162,997,156	$478,809,002	$619,595,961	$287,282,712
Unaffiliated investments, including repurchase agreements, at cost	$133,131,967	$392,983,449	$480,449,036	$202,417,410
Affiliated investments, at cost	$6,036,014	$32,843,767	$11,863,382	$8,129,179
Foreign currency, at cost	—	$11	$23	—
Securities loaned, at value	$5,902,218	$32,002,501	$11,553,694	$7,874,338

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$95,522,916	$102,427,824	$282,562,821	$63,506,613
Shares outstanding	2,837,371	9,079,203	13,454,527	2,945,518
Net asset value, offering price and redemption price per share	$33.67	$11.28	$21.00	$21.56

Series II
Net assets	$37,721,319	$34,099,008	$32,572,509	$51,623,012
Shares outstanding	1,140,609	3,175,309	1,561,423	2,446,807
Net asset value, offering price and redemption price per share	$33.07	$10.74	$20.86	$21.10

Series NAV
Net assets	$29,752,921	$342,282,170	$304,460,631	$172,153,087
Shares outstanding	888,237	30,001,910	14,540,302	8,002,902
Net asset value, offering price and redemption price per share	$33.50	$11.41	$20.94	$21.51

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

		Total Stock
	Strategic Equity	Market Index
Assets	Allocation Trust	Trust	Utilities Trust
Unaffiliated investments, at value	$10,735,532,852	$759,658,366	$270,901,261
Affiliated investments, at value	147,681,078	20,087,262	5,465,270
Repurchase agreements, at value	19,619,000	2,572,000	—
Total investments, at value	10,902,832,930	782,317,628	276,366,531
Unrealized appreciation on forward foreign currency contracts	—	—	1,030,300
Receivable for futures variation margin	812,018	8,515	—
Cash	7,849	250	—
Foreign currency, at value	6,909,554	96,479	3,623
Cash held at broker for futures contracts	25,860,000	1,425,000	—
Dividends and interest receivable	22,402,098	635,829	973,940
Receivable for investments sold	13,634,247	28,360	880,930
Receivable for securities lending income	224,144	24,841	13,349
Other assets	337,287	25,572	12,460
Total assets	10,973,020,127	784,562,474	279,281,133

Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	30,956
Payable for investments purchased	7,819,746	—	324,419
Payable for fund shares repurchased	2,487,699	1,540,147	685,312
Payable upon return of securities loaned	147,781,183	20,093,191	5,482,314
Payable to affiliates
Accounting and legal services fees	620,137	42,952	15,156
Trustees’ fees	4,059	851	485
Other liabilities and accrued expenses	1,446,472	78,829	60,924
Total liabilities	160,159,296	21,755,970	6,599,566
Net assets	$10,812,860,831	$762,806,504	$272,681,567

Net assets consist of
Paid-in capital	$6,215,504,200	$344,299,119	$249,732,644
Undistributed net investment income (loss)	152,699,398	8,376,905	8,264,580
Accumulated net realized gain (loss) on investments	569,039,412	58,814,377	(4,122,840)
Net unrealized appreciation (depreciation) on investments	3,875,617,821	351,316,103	18,807,183
Net assets	$10,812,860,831	$762,806,504	$272,681,567
Unaffiliated investments, including repurchase agreements, at cost	$6,872,050,505	$410,532,202	$253,091,870
Affiliated investments, at cost	$147,670,329	$20,088,402	$5,465,434
Foreign currency, at cost	$7,005,707	$99,350	$3,588
Securities loaned, at value	$141,589,805	$19,636,203	$5,327,167

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$568,680,038	$230,255,801
Shares outstanding	—	24,631,420	15,933,564
Net asset value, offering price and redemption price per share	—	$23.09	$14.45

Series II
Net assets	—	$43,418,979	$13,106,070
Shares outstanding	—	1,889,268	917,374
Net asset value, offering price and redemption price per share	—	$22.98	$14.29

Series NAV
Net assets	$10,812,860,831	$150,707,487	$29,319,696
Shares outstanding	538,785,954	6,527,430	2,031,174
Net asset value, offering price and redemption price per share	$20.07	$23.09	$14.43

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

			American
		American Asset	Global Growth	American
Investment income	500 Index Trust	Allocation Trust	Trust	Growth Trust
Dividends	$48,340,503	$5,294,571	$280,181	$1,335,546
Interest	1,054,647	—	—	—
Securities lending	38,400	—	—	—
Total investment income	49,433,550	5,294,571	280,181	1,335,546

Expenses
Investment management fees	11,892,071	—	—	—
Distribution and service fees	888,268	5,138,109	788,097	3,112,213
Accounting and legal services fees	405,205	116,791	18,008	71,631
Trustees’ fees	42,236	13,034	2,248	7,906
Custodian fees	282,634	5,828	5,801	5,801
Printing and postage	52,312	20,120	4,958	13,367
Professional fees	54,437	24,731	14,560	18,636
Other	49,405	8,689	3,292	6,136
Total expenses	13,666,568	5,327,302	836,964	3,235,690
Less expense reductions	(6,328,386)	(394,271)	(83,385)	(349,836)
Net expenses	7,338,182	4,933,031	753,579	2,885,854
Net investment income (loss)	42,095,368	361,540	(473,398)	(1,550,308)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	41,806,894	52,587,306	4,029,330	42,248,770
Affiliated investments	(792)	—	—	—
Capital gain distributions received from unaffiliated investments	—	64,174,923	15,344,421	89,470,706
Futures contracts	5,814,676	—	—	—
	47,620,778	116,762,229	19,373,751	131,719,476
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	41,339,168	(104,115,499)	(12,034,435)	(45,212,529)
Affiliated investments	(217)	—	—	—
Futures contracts	(5,188,063)	—	—	—
	36,150,888	(104,115,499)	(12,034,435)	(45,212,529)
Net realized and unrealized gain (loss)	83,771,666	12,646,730	7,339,316	86,506,947

Increase in net assets from operations	$125,867,034	$13,008,270	$6,865,918	$84,956,639

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

	American	American		Capital
	Growth-Income	International	Blue Chip	Appreciation
Investment income	Trust	Trust	Growth Trust	Trust
Dividends	$2,874,853	$1,209,795	$6,711,333	$4,394,720
Interest	—	—	54,158	23,775
Securities lending	—	—	109,845	112,924
Less foreign taxes withheld	—	—	(10,079)	(37,300)
Non-cash dividends	—	—	—	1,439,314
Total investment income	2,874,853	1,209,795	6,865,257	5,933,433

Expenses
Investment management fees	—	—	6,961,904	3,771,221
Distribution and service fees	3,315,778	1,834,011	259,826	138,741
Accounting and legal services fees	84,035	42,195	146,394	84,353
Trustees’ fees	9,323	4,835	15,328	9,084
Custodian fees	5,806	5,801	110,010	69,530
Printing and postage	15,007	8,701	26,687	13,114
Professional fees	19,824	15,753	34,035	27,205
Other	6,859	4,591	21,337	16,824
Total expenses	3,456,632	1,915,887	7,575,521	4,130,072
Less expense reductions	(251,494)	(60,094)	(332,636)	(45,760)
Net expenses	3,205,138	1,855,793	7,242,885	4,084,312
Net investment income (loss)	(330,285)	(645,998)	(377,628)	1,849,121

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	41,131,309	16,266,690	162,759,316	101,552,854
Affiliated investments	—	—	(1,860)	2,201
Capital gain distributions received from unaffiliated investments	72,253,166	24,542,930	—	—
	113,384,475	40,809,620	162,757,456	101,555,055
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(46,071,358)	(41,588,772)	46,788,673	11,665,445
Affiliated investments	—	—	(803)	1,229
	(46,071,358)	(41,588,772)	46,787,870	11,666,674
Net realized and unrealized gain (loss)	67,313,117	(779,152)	209,545,326	113,221,729

Increase (decrease) in net assets from operations	$66,982,832	$(1,425,150)	$209,167,698	$115,070,850

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

	Capital	Emerging
	Appreciation	Markets Value	Equity Income	Financial
Investment income	Value Trust	Trust	Trust	Industries Trust
Dividends	$2,291,568	$10,828,392	$24,935,318	$2,866,691
Interest	1,913,747	95,092	457,736	47,594
Securities lending	25,802	305,810	120,467	38,359
Less foreign taxes withheld	(15,086)	(1,220,668)	(241,030)	(158,247)
Total investment income	4,216,031	10,008,626	25,272,491	2,794,397

Expenses
Investment management fees	1,589,128	3,656,627	6,381,404	889,179
Distribution and service fees	371,190	61,812	236,117	65,474
Accounting and legal services fees	30,162	60,317	135,407	18,173
Trustees’ fees	3,575	6,599	15,102	2,228
Custodian fees	28,529	229,140	109,766	21,927
Printing and postage	7,193	11,793	24,436	7,725
Professional fees	28,113	35,416	39,376	19,814
Other	7,910	37,132	29,081	6,714
Total expenses	2,065,800	4,098,836	6,970,689	1,031,234
Less expense reductions	(81,108)	(32,746)	(295,405)	(9,953)
Net expenses	1,984,692	4,066,090	6,675,284	1,021,281
Net investment income	2,231,339	5,942,536	18,597,207	1,773,116

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	14,258,652	23,136,142	74,771,992	8,103,746
Affiliated investments	(1,452)	101	(8,244)	(178)
Futures contracts	—	(438,870)	—	—
Forward foreign currency contracts	—	—	—	1,623,800
Written options	53,085	—	—	—
	14,310,285	22,697,373	74,763,748	9,727,368
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(9,742,205)	(83,134,416)	(100,322,834)	(11,820,988)
Affiliated investments	(149)	916	315	(32)
Futures contracts	—	40,779	—	—
Forward foreign currency contracts	—	—	—	190,331
Written options	2,688,995	—	—	—
	(7,053,359)	(83,092,721)	(100,322,519)	(11,630,689)
Net realized and unrealized gain (loss)	7,256,926	(60,395,348)	(25,558,771)	(1,903,321)

Increase (decrease) in net assets from operations	$9,488,265	$(54,452,812)	$(6,961,564)	$(130,205)

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

	Fundamental	Fundamental
	All Cap Core	Large Cap		Health Sciences
Investment income	Trust	Value Trust	Global Trust	Trust
Dividends	$9,996,493	$7,770,636	$4,251,925	$1,193,094
Interest	212,520	48,055	88,286	16,605
Securities lending	—	—	91,623	—
Less foreign taxes withheld	(102,598)	(147,466)	(339,551)	(25,482)
Total investment income	10,106,415	7,671,225	4,092,283	1,184,217

Expenses
Investment management fees	6,335,086	2,527,200	951,839	1,532,815
Distribution and service fees	107,967	365,129	89,043	123,079
Accounting and legal services fees	145,710	59,701	17,599	23,049
Trustees’ fees	15,693	7,008	2,275	2,712
Custodian fees	108,252	50,674	48,412	25,282
Printing and postage	23,278	12,398	5,298	7,088
Professional fees	31,056	24,548	23,839	27,955
Other	20,771	12,075	5,406	6,139
Total expenses	6,787,813	3,058,733	1,143,711	1,748,119
Less expense reductions	(80,055)	(44,995)	(29,094)	(91,752)
Net expenses	6,707,758	3,013,738	1,114,617	1,656,367
Net investment income (loss)	3,398,657	4,657,487	2,977,666	(472,150)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	60,679,350	20,851,556	13,024,153	11,982,100
Affiliated investments	—	—	2,099	—
	60,679,350	20,851,556	13,026,252	11,982,100
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	4,313,914	(51,465,455)	(20,880,135)	10,235,427
Affiliated investments	—	—	(98)	—
	4,313,914	(51,465,455)	(20,880,233)	10,235,427
Net realized and unrealized gain (loss)	64,993,264	(30,613,899)	(7,853,981)	22,217,527

Increase (decrease) in net assets from operations	$68,391,921	$(25,956,412)	$(4,876,315)	$21,745,377

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

	International	International	International
	Equity Index	Growth Stock	Small Company	International
Investment income	Trust	Trust	Trust	Value Trust
Dividends	$15,730,337	$6,939,803	$2,486,480	$16,149,471
Interest	115,015	125,630	6,654	200,722
Securities lending	194,144	—	147,550	326,904
Less foreign taxes withheld	(1,552,497)	(601,372)	(214,977)	(1,539,576)
Total investment income	14,486,999	6,464,061	2,425,707	15,137,521

Expenses
Investment management fees	2,134,086	1,521,405	715,083	3,352,164
Distribution and service fees	125,399	25,462	33,959	109,046
Accounting and legal services fees	61,832	28,892	11,466	63,599
Trustees’ fees	6,780	3,528	1,532	7,457
Custodian fees	160,258	80,663	64,209	132,553
Printing and postage	12,176	6,436	3,947	13,789
Professional fees	33,439	24,254	24,589	31,086
Other	18,149	7,548	5,271	11,998
Total expenses	2,552,119	1,698,188	860,056	3,721,692
Less expense reductions	(1,060,616)	(16,387)	(6,420)	(35,746)
Net expenses	1,491,503	1,681,801	853,636	3,685,946
Net investment income	12,995,496	4,782,260	1,572,071	11,451,575

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	391,218	13,900,720	8,361,022	18,600,844
Affiliated investments	2,948	—	(2,187)	3,822
Futures contracts	247,847	—	(47,885)	—
	642,013	13,900,720	8,310,950	18,604,666
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(42,011,455)	(41,588,564)	(14,035,253)	(58,660,147)
Affiliated investments	(136,250)	—	1,767	423
Futures contracts	(1,760,803)	—	(6,480)	—
	(43,908,508)	(41,588,564)	(14,039,966)	(58,659,724)
Net realized and unrealized gain (loss)	(43,266,495)	(27,687,844)	(5,729,016)	(40,055,058)

Decrease in net assets from operations	$(30,270,999)	$(22,905,584)	$(4,156,945)	$(28,603,483)

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Balanced	Conservative	Growth
Investment income	Portfolio	Portfolio	Portfolio	Portfolio
Dividends	$44,924	—	—	—
Interest	264	—	$19	$7
Securities lending	131	—	—	—
Less foreign taxes withheld	—	—	—	(77,228)
Total investment income	45,319	—	19	(77,221)

Expenses
Investment management fees	15,601	$211,719	34,737	1,390,763
Distribution and service fees	25,478	1,147,881	208,506	7,857,008
Accounting and legal services fees	2,467	79,864	14,255	643,681
Trustees’ fees	559	8,901	1,805	56,805
Custodian fees	8,587	8,591	8,587	10,654
Printing and postage	14,945	23,114	16,632	65,828
Professional fees	18,131	26,664	20,467	59,537
Other	2,574	5,935	3,272	17,496
Total expenses	88,342	1,512,669	308,261	10,101,772
Less expense reductions	(41,129)	(25,759)	(33,513)	(170,551)
Net expenses	47,213	1,486,910	274,748	9,931,221
Net investment loss	(1,894)	(1,486,910)	(274,729)	(10,008,442)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	196,440	7	—	(13,874)
Affiliated investments	(47)	—	—	—
Affiliated funds	428,144	5,937,009	832,198	70,667,626
	624,537	5,937,016	832,198	70,653,752
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(221,061)	—	—	(465,816)
Affiliated investments	(19)	—	—	—
Affiliated funds	(225,013)	(8,092,440)	(2,527,825)	(50,762,972)
	(446,093)	(8,092,440)	(2,527,825)	(51,228,788)
Net realized and unrealized gain (loss)	178,444	(2,155,424)	(1,695,627)	19,424,964

Increase (decrease) in net assets from operations	$176,550	$(3,642,334)	$(1,970,356)	$9,416,522

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

	Lifestyle
	Moderate	Mid Cap Index	Mid Cap Stock
Investment income	Portfolio	Trust	Trust	Mid Value Trust
Dividends	—	$12,118,955	$1,887,358	$6,645,693
Interest	$11	256,745	66,948	380,364
Securities lending	—	247,858	208,976	66,169
Less foreign taxes withheld	—	(6,166)	(7,848)	(101,602)
Total investment income	11	12,617,392	2,155,434	6,990,624

Expenses
Investment management fees	65,084	3,580,682	3,272,871	3,735,607
Distribution and service fees	360,282	419,039	150,910	150,094
Accounting and legal services fees	24,604	130,526	55,253	61,093
Trustees’ fees	2,958	12,703	6,543	6,929
Custodian fees	8,591	61,170	50,002	51,231
Printing and postage	17,172	30,322	12,024	11,762
Professional fees	21,470	23,779	31,301	24,027
Other	3,631	16,273	12,116	12,399
Total expenses	503,792	4,274,494	3,591,020	4,053,142
Less expense reductions	(23,001)	(830,175)	(33,522)	(212,494)
Net expenses	480,791	3,444,319	3,557,498	3,840,648
Net investment income (loss)	(480,780)	9,173,073	(1,402,064)	3,149,976

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4	85,964,274	108,033,319	46,902,079
Affiliated investments	—	1,477	(2,503)	(4,214)
Affiliated funds	1,555,113	—	—	—
Futures contracts	—	1,333,930	—	—
	1,555,117	87,299,681	108,030,816	46,897,865
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in
foreign currencies	—	(46,281,305)	(7,475,493)	(25,270,290)
Affiliated investments	—	(762)	(966)	141
Affiliated funds	(3,019,450)	—	—	—
Futures contracts	—	(1,185,396)	—	—
	(3,019,450)	(47,467,463)	(7,476,459)	(25,270,149)
Net realized and unrealized gain (loss)	(1,464,333)	39,832,218	100,554,357	21,627,716

Increase (decrease) in net assets from operations	$(1,945,113)	$49,005,291	$99,152,293	$24,777,692

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

			Science &
	Mutual Shares	Real Estate	Technology	Small Cap
Investment income	Trust	Securities Trust	Trust	Index Trust
Dividends	$2,216,186	$5,956,892	$2,711,890	$3,767,995
Interest	203,697	8,957	297,249	100,899
Securities lending	6,407	1,012	142,380	485,515
Less foreign taxes withheld	(53,067)	—	(87,328)	(521)
Total investment income	2,373,223	5,966,861	3,064,191	4,353,888

Expenses
Investment management fees	805,753	1,189,447	4,128,933	1,445,122
Distribution and service fees	41,966	67,524	247,062	156,292
Accounting and legal services fees	13,150	26,140	65,813	48,536
Trustees’ fees	1,724	3,266	6,462	5,203
Custodian fees	17,883	23,512	70,125	36,067
Printing and postage	5,876	7,878	8,833	8,270
Professional fees	27,771	25,859	30,317	21,812
Other	5,843	10,689	11,296	9,644
Total expenses	919,966	1,354,315	4,568,841	1,730,946
Less expense reductions	(7,159)	(14,492)	(190,687)	(175,979)
Net expenses	912,807	1,339,823	4,378,154	1,554,967
Net investment income (loss)	1,460,416	4,627,038	(1,313,963)	2,798,921

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,543,384	(7,390,887)	102,181,455	48,361,104
Affiliated investments	(73)	159	(3,046)	(5,588)
Futures contracts	—	—	—	1,682,874
Forward foreign currency contracts	167,159	—	—	—
	7,710,470	(7,390,728)	102,178,409	50,038,390
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in
foreign currencies	(9,941,183)	5,092,987	3,687,615	(8,825,190)
Affiliated investments	(75)	10	(1,005)	4,452
Futures contracts	—	—	—	(465,818)
Forward foreign currency contracts	473,354	—	—	—
	(9,467,904)	5,092,997	3,686,610	(9,286,556)
Net realized and unrealized gain (loss)	(1,757,434)	(2,297,731)	105,865,019	40,751,834

Increase (decrease) in net assets from operations	$(297,018)	$2,329,307	$104,551,056	$43,550,755

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

	Small Cap
	Opportunities	Small Cap Stock	Small Cap	Small Company
Investment income	Trust	Trust	Value Trust	Value Trust
Dividends	$904,857	$1,020,271	$5,225,391	$1,948,669
Interest	7,433	74,302	125,395	27,985
Securities lending	28,878	142,898	151,045	27,863
Less foreign taxes withheld	(1,845)	—	(25,636)	(3,082)
Total investment income	939,323	1,237,471	5,476,195	2,001,435

Expenses
Investment management fees	793,936	2,331,583	3,208,179	1,504,938
Distribution and service fees	70,902	63,499	112,363	80,283
Accounting and legal services fees	12,367	37,106	48,519	22,689
Trustees’ fees	1,710	4,038	5,657	2,719
Custodian fees	24,151	27,996	40,187	19,094
Printing and postage	11,175	17,750	10,049	6,550
Professional fees	30,250	24,888	22,822	20,007
Other	6,308	8,653	10,799	6,895
Total expenses	950,799	2,515,513	3,458,575	1,663,175
Less expense reductions	(143,775)	(19,812)	(26,554)	(90,209)
Net expenses	807,024	2,495,701	3,432,021	1,572,966
Net investment income (loss)	132,299	(1,258,230)	2,044,174	428,469

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,741,782	46,400,703	12,936,643	22,613,210
Affiliated investments	(87)	(172)	(4,518)	187
	4,741,695	46,400,531	12,932,125	22,613,397
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in
foreign currencies	3,262,835	5,365,891	7,905,316	(13,541,693)
Affiliated investments	(153)	3,221	3,089	(147)
	3,262,682	5,369,112	7,908,405	(13,541,840)
Net realized and unrealized gain (loss)	8,004,377	51,769,643	20,840,530	9,071,557

Increase in net assets from operations	$8,136,676	$50,511,413	$22,884,704	$9,500,026

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

		Total Stock
	Strategic Equity	Market Index
Investment income	Allocation Trust	Trust	Utilities Trust
Dividends	$148,143,362	$7,177,457	$6,240,607
Interest	1,717,116	81,373	13,646
Securities lending	1,489,221	197,757	123,684
Less foreign taxes withheld	(7,224,768)	(2,135)	(321,055)
Total investment income	144,124,931	7,454,452	6,056,882

Expenses
Investment management fees	34,600,548	1,842,578	1,144,446
Distribution and service fees	—	199,647	75,254
Accounting and legal services fees	859,886	59,538	21,179
Trustees’ fees	94,004	6,863	2,746
Custodian fees	1,077,025	48,216	34,412
Printing and postage	95,232	15,307	8,054
Professional fees	122,981	27,441	20,610
Other	117,167	12,893	7,696
Total expenses	36,966,843	2,212,483	1,314,397
Less expense reductions	(7,184,149)	(303,982)	(11,833)
Net expenses	29,782,694	1,908,501	1,302,564
Net investment income	114,342,237	5,545,951	4,754,318

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	198,144,817	37,828,208	(170,844)
Affiliated investments	(20,669)	(635)	(624)
Futures contracts	8,100,729	824,311	—
Forward foreign currency contracts	—	—	102,756
	206,224,877	38,651,884	(68,712)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(191,557,650)	(20,141,989)	(233,994)
Affiliated investments	18,586	697	(2)
Futures contracts	(9,460,559)	(548,746)	—
Forward foreign currency contracts	—	—	1,471,249
	(200,999,623)	(20,690,038)	1,237,253
Net realized and unrealized gain (loss)	5,225,254	17,961,846	1,168,541

Increase in net assets from operations	$119,567,491	$23,507,797	$5,922,859

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Statements of changes in net assets

			American Asset Allocation		American Global Growth
	500 Index Trust		Trust		Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$42,095,368	$80,592,934	$361,540	$16,742,135	$(473,398)	$531,836
Net realized gain (loss)	47,620,778	81,095,672	116,762,229	168,520,141	19,373,751	15,318,867
Change in net unrealized appreciation (depreciation)	36,150,888	754,766,802	(104,115,499)	42,794,004	(12,034,435)	44,945,407
Increase in net assets resulting from operations	125,867,034	916,455,408	13,008,270	228,056,280	6,865,918	60,796,110
Distributions to shareholders
From net investment income
Series I	—	(50,237,884)	—	(3,119,843)	—	(44,244)
Series II	—	(1,038,063)	—	(11,602,021)	—	(310,006)
Series III	—	—	—	(2,021,337)	—	(181,872)
Series NAV	—	(31,099,737)	—	—	—	—
From net realized gain
Series I	—	(36,670,871)	—	(18,095,058)	—	(1,399,135)
Series II	—	(860,796)	—	(75,646,811)	—	(14,878,042)
Series III	—	—	—	(9,246,593)	—	(2,653,646)
Series NAV	—	(22,276,788)	—	—	—	—
Total distributions	—	(142,184,139)	—	(119,731,663)	—	(19,466,945)
From portfolio share transactions
Portfolio share transactions	(35,100,485)	92,436,534	(98,872,039)	(56,327,680)	(17,988,097)	(14,886,166)
Total from portfolio share transactions	(35,100,485)	92,436,534	(98,872,039)	(56,327,680)	(17,988,097)	(14,886,166)
Total increase (decrease)	90,766,549	866,707,803	(85,863,769)	51,996,937	(11,122,179)	26,442,999

Net assets
Beginning of period	5,100,940,255	4,234,232,452	1,565,454,164	1,513,457,227	235,698,901	209,255,902
End of period	$5,191,706,804	$5,100,940,255	$1,479,590,395	$1,565,454,164	$224,576,722	$235,698,901

Undistributed net investment income (loss)	$57,994,926	$15,899,558	$361,540	—	$(473,398)	—

			American Growth-Income		American International
	American Growth Trust		Trust		Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	(1,550,308)	$845,287	$(330,285)	$10,687,817	$(645,998)	$4,109,475
Net realized gain (loss)	131,719,476	183,512,793	113,384,475	143,340,151	40,809,620	29,810,518
Change in net unrealized appreciation (depreciation)	(45,212,529)	37,851,598	(46,071,358)	60,711,416	(41,588,772)	110,883,816
Increase (decrease) in net assets resulting from operations	84,956,639	222,209,678	66,982,832	214,739,384	(1,425,150)	144,803,809
Distributions to shareholders
From net investment income
Series I	—	(148,800)	—	(2,569,572)	—	(1,057,181)
Series II	—	(245,882)	—	(5,199,747)	—	(2,559,908)
Series III	—	(458,610)	—	(2,918,264)	—	(494,193)
From net realized gain
Series I	—	(19,100,069)	—	(43,488,589)	—	(6,216,485)
Series II	—	(103,900,669)	—	(97,827,138)	—	(19,687,723)
Series III	—	(14,914,085)	—	(37,045,157)	—	(2,269,910)
Total distributions	—	(138,768,115)	—	(189,048,467)	—	(32,285,400)
From portfolio share transactions
Portfolio share transactions	(94,859,109)	(28,373,669)	(98,542,970)	15,834,360	(25,195,073)	(51,957,873)
Total from portfolio share transactions	(94,859,109)	(28,373,669)	(98,542,970)	15,834,360	(25,195,073)	(51,957,873)
Total increase (decrease)	(9,902,470)	55,067,894	(31,560,138)	41,525,277	(26,620,223)	60,560,536

Net assets
Beginning of period	915,515,263	860,447,369	1,091,454,851	1,049,929,574	556,057,454	495,496,918
End of period	$905,612,793	$915,515,263	$1,059,894,713	$1,091,454,851	$529,437,231	$556,057,454

Undistributed net investment income (loss)	$(1,550,308)	—	$(329,044)	$1,241	$(645,998)	—

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Statements of changes in net assets

					Capital Appreciation Value
	Blue Chip Growth Trust		Capital Appreciation Trust		Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$(377,628)	$66,904	$1,849,121	$591,464	$2,231,339	$3,909,453
Net realized gain (loss)	162,757,456	245,131,242	101,555,055	181,344,048	14,310,285	28,809,448
Change in net unrealized appreciation (depreciation)	46,787,870	281,482,180	11,666,674	133,591,288	(7,053,359)	22,960,507
Increase in net assets resulting from operations	209,167,698	526,680,326	115,070,850	315,526,800	9,488,265	55,679,408
Distributions to shareholders
From net investment income
Series I	—	(217,581)	—	(113,563)	—	(66,461)
Series II	—	—	—	—	—	(3,784,485)
Series NAV	—	(1,423,590)	—	(784,148)	—	(1,335,413)
From net realized gain
Series I	—	(20,230,047)	—	(15,083,689)	—	(213,521)
Series II	—	(8,643,768)	—	(5,463,530)	—	(14,510,816)
Series NAV	—	(84,309,487)	—	(62,702,734)	—	(4,192,317)
Total distributions	—	(114,824,473)	—	(84,147,664)	—	(24,103,013)
From portfolio share transactions
Portfolio share transactions	(177,680,539)	(181,380,061)	(106,100,535)	(115,010,987)	(24,692,904)	(12,815,434)
Total from portfolio share transactions	(177,680,539)	(181,380,061)	(106,100,535)	(115,010,986)	(24,692,904)	(12,815,434)
Total increase (decrease)	31,487,159	230,475,792	8,970,315	116,368,149	(15,204,639)	18,760,961

Net assets
Beginning of period	1,797,794,686	1,567,318,894	1,056,211,930	939,843,781	401,023,542	382,262,581
End of period	$1,829,281,845	$1,797,794,686	$1,065,182,245	$1,056,211,930	$385,818,903	$401,023,542

Undistributed net investment income (loss)	$471,024	$848,652	$2,423,611	$574,490	$3,011,148	$779,809

	Emerging Markets Value
	Trust		Equity Income Trust		Financial Industries Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$5,942,536	$10,986,202	$18,597,207	$34,316,558	$1,773,116	$2,645,902
Net realized gain (loss)	22,697,373	16,274,627	74,763,748	217,645,310	9,727,368	17,905,569
Change in net unrealized appreciation (depreciation)	(83,092,721)	159,689,536	(100,322,519)	21,219,135	(11,630,689)	10,348,166
Increase (decrease) in net assets resulting from operations	(54,452,812)	186,950,365	(6,961,564)	273,181,003	(130,205)	30,899,637
Distributions to shareholders
From net investment income
Series I	—	(96,719)	—	(6,022,798)	—	(1,904,984)
Series II	—	(363,278)	—	(2,913,401)	—	(191,125)
Series NAV	—	(11,295,801)	—	(31,304,587)	—	(551,791)
From net realized gain
Series I	—	—	—	(20,110,375)	—	—
Series II	—	—	—	(10,730,984)	—	—
Series NAV	—	—	—	(102,776,609)	—	—
Total distributions	—	(11,755,798)	—	(173,858,754)	—	(2,647,900)
From portfolio share transactions
Portfolio share transactions	(9,994,568)	(103,786,875)	(61,790,068)	(105,091,541)	(15,875,830)	(301,813)
Issued in reorganization	—	98,043,952	—	—	—	—
Total from portfolio share transactions	(9,994,568)	(5,742,924)	(61,790,068)	(105,091,541)	(15,875,830)	(301,813)
Total increase (decrease)	(64,447,380)	169,451,644	(68,751,632)	(5,769,292)	(16,006,035)	27,949,924

Net assets
Beginning of period	780,046,592	610,594,948	1,813,549,490	1,819,318,782	236,650,839	208,700,915
End of period	$715,599,212	$780,046,592	$1,744,797,858	$1,813,549,490	$220,644,804	$236,650,839

Undistributed net investment income (loss)	$7,582,631	$1,640,095	$25,044,402	$6,447,195	$2,360,250	$587,134

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Fundamental All Cap Core		Fundamental Large Cap
	Trust		Value Trust		Global Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$3,398,657	$8,758,132	$4,657,487	$9,408,566	$2,977,666	$4,642,504
Net realized gain (loss)	60,679,350	233,629,010	20,851,556	47,235,599	13,026,252	13,948,906
Change in net unrealized appreciation (depreciation)	4,313,914	183,524,671	(51,465,455)	75,323,601	(20,880,233)	22,111,503
Increase (decrease) in net assets resulting from operations	68,391,921	425,911,813	(25,956,412)	131,967,766	(4,876,315)	40,702,913
Distributions to shareholders
From net investment income
Series I	—	(1,202,611)	—	(8,382,268)	—	(2,689,000)
Series II	—	(284,403)	—	(2,862,570)	—	(727,926)
Series NAV	—	(12,084,646)	—	(1,463,195)	—	(894,353)
From net realized gain
Series I	—	(3,879,397)	—	—	—	—
Series II	—	(1,232,604)	—	—	—	—
Series NAV	—	(36,510,131)	—	—	—	—
Total distributions	—	(55,193,792)	—	(12,708,033)	—	(4,311,279)
From portfolio share transactions
Portfolio share transactions	(72,243,641)	(80,125,535)	(57,436,355)	(127,452,531)	(12,389,875)	(22,838,324)
Total from portfolio share transactions	(72,243,641)	(80,125,535)	(57,436,355)	(127,452,531)	(12,389,875)	(22,838,324)
Total increase (decrease)	(3,851,720)	290,592,486	(83,392,767)	(8,192,798)	(17,266,190)	13,553,310

Net assets
Beginning of period	1,888,620,801	1,598,028,315	822,270,109	830,462,907	240,206,292	226,652,982
End of period	$1,884,769,081	$1,888,620,801	$738,877,342	$822,270,109	$222,940,102	$240,206,292

Undistributed net investment income (loss)	$6,397,781	$2,999,124	$6,345,858	$1,688,371	$3,393,585	$415,919

			International Equity Index		International Growth
	Health Sciences Trust		Trust		Stock Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$(472,150)	$(984,626)	$12,995,496	$16,378,230	$4,782,260	$5,408,459
Net realized gain (loss)	11,982,100	29,394,795	642,013	5,300,995	13,900,720	11,601,306
Change in net unrealized appreciation (depreciation)	10,235,427	39,123,571	(43,908,508)	142,430,565	(41,588,564)	59,254,311
Increase (decrease) in net assets resulting from operations	21,745,377	67,533,740	(30,270,999)	164,109,790	(22,905,584)	76,264,076
Distributions to shareholders
From net investment income
Series I	—	—	—	(7,957,482)	—	(79,484)
Series II	—	—	—	(339,214)	—	(226,945)
Series NAV	—	—	—	(7,640,403)	—	(5,064,621)
From net realized gain
Series I	—	(10,647,055)	—	—	—	—
Series II	—	(8,100,368)	—	—	—	—
Series NAV	—	(10,244,857)	—	—	—	—
Total distributions	—	(28,992,280)	—	(15,937,099)	—	(5,371,050)
From portfolio share transactions
Portfolio share transactions	(12,132,343)	(10,017,522)	6,960,720	57,339,289	(8,320,110)	(47,575,717)
Total from portfolio share transactions	(12,132,343)	(10,017,522)	6,960,720	57,339,289	(8,320,110)	(47,575,717)
Total increase (decrease)	9,613,034	28,523,938	(23,310,279)	205,511,980	(31,225,694)	23,317,309

Net assets
Beginning of period	289,376,182	260,852,244	794,272,869	588,760,889	395,582,126	372,264,817
End of period	$298,989,216	$289,376,182	$770,962,590	$794,272,869	$364,356,432	$395,582,126

Undistributed net investment income (loss)	$(1,234,473)	$(762,323)	$15,026,300	$2,030,804	$5,834,536	$1,052,276

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Small				Lifestyle Aggressive
	Company Trust		International Value Trust		Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$1,572,071	$1,812,056	$11,451,575	$16,242,319	$(1,894)	$420,157
Net realized gain (loss)	8,310,950	6,534,331	18,604,666	(6,477,363)	624,537	751,940
Change in net unrealized appreciation (depreciation)	(14,039,966)	25,034,226	(58,659,724)	129,941,314	(446,093)	4,295,721
Increase (decrease) in net assets resulting from operations	(4,156,945)	33,380,613	(28,603,483)	139,706,270	176,550	5,467,818
Distributions to shareholders
From net investment income
Series I	—	(487,758)	—	2,014,386	—	(55,574)
Series II	—	(238,151)	—	1,136,690	—	(266,257)
Series NAV	—	(1,220,666)	—	12,607,799	—	(105,306)
From net realized gain
Series I	—	—	—	—	—	(49,295)
Series II	—	—	—	—	—	(268,463)
Series NAV	—	—	—	—	—	(76,485)
Total distributions	—	(1,946,575)	—	(15,758,875)	—	(821,380)
From portfolio share transactions
Portfolio share transactions	(9,726,348)	13,012,394	(39,872,761)	(114,758,629)	3,148,648	745,186
Total from portfolio share transactions	(9,726,348)	13,012,394	(39,872,761)	(114,758,629)	3,148,648	745,186
Total increase (decrease)	(13,883,293)	44,446,432	(68,476,244)	9,188,766	3,325,198	5,391,624

Net assets
Beginning of period	152,234,607	107,788,175	868,364,062	859,175,296	29,934,872	24,543,248
End of period	$138,351,314	$152,234,607	$799,887,818	$868,364,062	$33,260,070	$29,934,872

Undistributed net investment income (loss)	$1,831,701	$259,630	$12,609,202	$1,157,627	$(1,894)	—

	Lifestyle Balanced		Lifestyle Conservative
	Portfolio		Portfolio		Lifestyle Growth Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$(1,486,910)	$20,757,965	$(274,729)	$4,177,946	(10,008,442)	114,555,502
Net realized gain (loss)	5,937,016	15,396,710	832,198	1,559,793	70,653,752	82,241,921
Change in net unrealized appreciation (depreciation)	(8,092,440)	82,247,229	(2,527,825)	6,436,995	(51,228,788)	370,331,549
Increase (decrease) in net assets resulting from operations	(3,642,334)	118,401,904	(1,970,356)	12,174,734	9,416,522	567,128,972
Distributions to shareholders
From net investment income
Series I	—	(736,104)	—	(288,552)	—	(4,343,771)
Series II	—	(18,240,259)	—	(3,795,719)	—	(103,903,503)
Series NAV	—	(1,806,109)	—	(93,885)	—	(6,374,876)
From net realized gain
Series I	—	(341,340)	—	(56,282)	—	(988,613)
Series II	—	(10,244,363)	—	(971,750)	—	(29,465,322)
Series NAV	—	(835,256)	—	(19,083)	—	(1,298,448)
Total distributions	—	(32,203,431)	—	(5,225,271)	—	(146,374,533)
From portfolio share transactions
Portfolio share transactions	(44,350,136)	(29,107,051)	1,323,577	(15,683,459)	(420,343,762)	(226,170,657)
Issued in reorganization	—	—	—	—	—	3,758,623,840
Total from portfolio share transactions	(44,350,136)	(29,107,051)	1,323,577	(15,683,459)	(420,343,762)	(226,170,657)
Total increase (decrease)	(47,992,470)	57,091,422	(646,779)	(8,733,996)	(410,927,240)	3,953,207,622

Net assets
Beginning of period	1,059,939,575	1,002,848,153	181,112,562	189,846,558	7,044,222,543	3,091,014,921
End of period	$1,011,947,105	$1,059,939,575	$180,465,783	$181,112,562	$6,633,295,303	$7,044,222,543

Undistributed net investment income (loss)	$(1,486,910)	—	$(274,729)	—	$(10,008,442)	—

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Lifestyle Moderate
	Portfolio		Mid Cap Index Trust		Mid Cap Stock Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$(480,780)	$6,744,563	$9,173,073	$12,294,127	$(1,402,064)	$(1,139,697)
Net realized gain (loss)	1,555,117	4,376,068	87,299,681	101,128,592	108,030,816	83,135,583
Change in net unrealized appreciation (depreciation)	(3,019,450)	20,531,482	(47,467,463)	60,604,295	(7,476,459)	99,060,893
Increase (decrease) in net assets resulting from operations	(1,945,113)	31,652,113	49,005,291	174,027,014	99,152,293	181,056,779
Distributions to shareholders
From net investment income
Series I	—	(245,131)	—	(5,018,773)	—	—
Series II	—	(6,048,209)	—	(205,316)	—	—
Series NAV	—	(451,348)	—	(934,380)	—	—
From net realized gain
Series I	—	(100,514)	—	(51,397,616)	—	(3,363,937)
Series II	—	(2,688,828)	—	(4,033,971)	—	(1,826,795)
Series NAV	—	(158,144)	—	(9,808,440)	—	(10,001,394)
Total distributions	—	(9,692,174)	—	(71,398,496)	—	(15,192,126)
From portfolio share transactions
Portfolio share transactions	(10,366,705)	(15,651,196)	(71,792,212)	312,755,450.0	(178,217,225)	(90,461,536)
Issued in reorganization	—	—	—	143,260,440	117,164,941	—
Total from portfolio share transactions	(10,366,705)	(15,651,196)	(71,792,212)	456,015,890	(61,052,284)	(90,461,536)
Total increase (decrease)	(12,311,818)	6,308,743	(22,786,921)	558,644,408	38,100,009	75,403,117

Net assets
Beginning of period	325,594,094	319,285,351	1,564,931,317	1,006,286,909	751,265,753	675,862,636
End of period	$313,282,276	$325,594,094	$1,542,144,396	$1,564,931,317	$789,365,762	$751,265,753

Undistributed net investment income (loss)	$(480,780)	—	$17,983,284	$8,810,211	$(1,399,527)	$2,537

	Mid Value Trust		Mutual Shares Trust		Real Estate Securities Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$3,149,976	$7,911,723	$1,460,416	$3,365,155	$4,627,038	$8,025,013
Net realized gain (loss)	46,897,865	61,698,345	7,710,470	4,827,480	(7,390,728)	3,322,134
Change in net unrealized appreciation
Change in net unrealized appreciation (depreciation)	(25,270,149)	18,853,899	(9,467,904)	5,666,073	5,092,997	11,824,455
Increase (decrease) in net assets resulting from operations	24,777,692	88,463,967	(297,018)	13,858,708	2,329,307	23,171,602
Distributions to shareholders
From net investment income
Series I	—	(3,082,439)	—	(9,718,237)	—	(405,805)
Series II	—	(480,629)	—	—	—	(164,996)
Series NAV	—	(4,434,591)	—	—	—	(1,429,264)
From net realized gain
Series I	—	(29,423,775)	—	(70,600,306)	—	—
Series II	—	(5,730,075)	—	—	—	—
Series NAV	—	(39,606,222)	—	—	—	—
Total distributions	—	(82,757,731)	—	(80,318,543)	—	(2,000,065)
From portfolio share transactions
Portfolio share transactions	(40,633,031)	(27,713,133)	(7,182,904)	65,572,225	(28,615,933)	(48,290,212)
Total from portfolio share transactions	(40,633,031)	(27,713,133)	(7,182,904)	65,572,225	(28,615,933)	(48,290,212)
Total decrease	(15,855,339)	(22,006,897)	(7,479,922)	(887,610)	(26,286,626)	(27,118,675)

Net assets
Beginning of period	808,289,151	830,296,048	171,804,475	172,692,085	375,508,450	402,627,125
End of period	$792,433,812	$808,289,151	$164,324,553	$171,804,475	$349,221,824	$375,508,450

Undistributed net investment income (loss)	$5,685,889	$2,535,913	$2,141,781	$681,365	$10,644,867	$6,017,829

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Statements of changes in net assets

					Small Cap Opportunities
	Science & Technology Trust		Small Cap Index Trust		Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$(1,313,963)	$(2,252,877)	$2,798,921	$5,449,203	$132,299	$603,425
Net realized gain (loss)	102,178,409	122,975,570	50,038,390	36,220,930	4,741,695	31,345,235
Change in net unrealized appreciation (depreciation)	3,686,610	88,162,609	(9,286,556)	34,588,182	3,262,682	(8,173,166)
Increase in net assets resulting from operations	104,551,056	208,885,302	43,550,755	76,258,315	8,136,676	23,775,494
Distributions to shareholders
From net investment income
Series I	—	(285,913)	—	(1,763,127)	—	(390,162)
Series II	—	—	—	(103,478)	—	(89,170)
Series NAV	—	(36,789)	—	(633,630)	—	(406,439)
From net realized gain
Series I	—	(30,584,172)	—	(15,737,544)	—	(6,093,046)
Series II	—	(2,909,292)	—	(1,669,507)	—	(2,462,740)
Series NAV	—	(2,333,847)	—	(5,048,159)	—	(5,731,524)
Total distributions	—	—	—	(24,955,445)	—	(15,173,081)
From portfolio share transactions
Portfolio share transactions	31,108,841	44,824,122	4,460,156	19,142,689	(9,408,871)	(66,958,824)
Total from portfolio share transactions	31,108,841	44,824,122	4,460,156	19,142,689	(9,408,871)	(66,958,824)
Total increase (decrease)	135,659,897	217,559,411	48,010,911	70,445,559	(1,272,195)	(58,356,411)

Net assets
Beginning of period	718,742,921	501,183,510	595,502,775	525,057,216	164,269,351	222,625,762
End of period	$854,402,818	$718,742,921	$643,513,686	$595,502,775	$162,997,156	$164,269,351

Undistributed net investment income (loss)	$(1,313,963)	—	$6,878,028	$4,079,107	$689,461	$557,162

					Small Company Value
	Small Cap Stock Trust		Small Cap Value Trust		Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$(1,258,230)	$(2,351,654)	$2,044,174	$7,343,047	$428,469	$922,771
Net realized gain (loss)	46,400,531	54,205,040	12,932,125	72,134,571	22,613,397	25,115,714
Change in net unrealized appreciation (depreciation)	5,369,112	41,502,530	7,908,405	(58,011,911)	(13,541,840)	4,418,846
Increase in net assets resulting from operations	50,511,413	93,355,916	22,884,704	21,465,707	9,500,026	30,457,331
Distributions to shareholders
From net investment income
Series I	—	—	—	(2,955,084)	—	(152,092)
Series II	—	—	—	(260,740)	—	(112,022)
Series NAV	—	—	—	(2,921,524)	—	(389,504)
From net realized gain
Series I	—	—	—	(25,056,557)	—	(9,266,354)
Series II	—	—	—	(2,771,723)	—	(7,832,590)
Series NAV	—	—	—	(22,872,719)	—	(23,018,333)
Total distributions	—	—	—	(56,838,347)	—	(40,770,895)
From portfolio share transactions
Portfolio share transactions	(26,724,640)	(12,319,560)	(59,694,232)	(34,929,434)	(20,497,734)	23,020,348
Total from portfolio share transactions	(26,724,640)	(12,319,560)	(59,694,232)	(34,929,434)	(20,497,734)	23,020,348
Total increase (decrease)	23,786,773	81,036,356	(36,809,528)	(70,302,074)	(10,997,708)	12,706,784

Net assets
Beginning of period	455,022,229	373,985,873	656,405,489	726,707,563	298,280,420	285,573,636
End of period	$478,809,002	$455,022,229	$619,595,961	$656,405,489	$287,282,712	$298,280,420

Undistributed net investment income (loss)	$(1,258,230)	—	$4,512,318	$2,468,144	$1,412,394	$983,925

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Strategic Equity Allocation		Total Stock Market Index
	Trust		Trust		Utilities Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	114,342,237	196,248,353	$5,545,951	$10,982,549	$4,754,318	$9,427,564
Net realized gain (loss)	206,224,877	433,847,457	38,651,884	23,672,957	(68,712)	(1,824,119)
Change in net unrealized appreciation (depreciation)	(200,999,623)	1,610,418,888	(20,690,038)	104,335,889	1,237,253	37,552,860
Increase in net assets resulting from operations	119,567,491	2,240,514,698	23,507,797	138,991,395	5,922,859	45,156,305
Distributions to shareholders
From net investment income
Series I	—	—	—	(7,583,755)	—	(6,613,452)
Series II	—	—	—	(498,940)	—	(332,651)
Series NAV	—	(200,197,264)	—	(2,123,881)	—	(736,759)
From net realized gain
Series I	—	—	—	(11,771,833)	—	—
Series II	—	—	—	(895,191)	—	—
Series NAV	—	(161,560,775)	—	(3,091,590)	—	—
Total distributions	—	(361,758,039)	—	(25,965,190)	—	(7,682,862)
From portfolio share transactions
Portfolio share transactions	(791,288,812)	(1,511,628,464)	(54,913,288)	(26,644,107)	(38,594,384)	(52,155,945)
Issued in reorganization	—	—	—	66,577,976	—	—
Total from portfolio share transactions	(791,288,812)	(1,511,628,464)	(54,913,288)	39,933,869	(38,594,384)	(52,155,945)
Total increase (decrease)	(671,721,321)	367,128,195	(31,405,491)	152,960,074	(32,671,525)	(14,682,502)

Net assets
Beginning of period	11,484,582,152	11,117,453,957	794,211,995	641,251,921	305,353,092	320,035,594
End of period	$10,812,860,831	$11,484,582,152	$762,806,504	$794,211,995	$272,681,567	$305,353,092

Undistributed net investment income (loss)	$152,699,398	$38,357,161	$8,376,905	$2,830,954	$8,264,580	$3,510,262

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions						Ratios to average net assets
				Net
				realized
				and
				unreal-	Total
				ized	from
	Net asset	Net		gain	invest-							Expenses	Expenses	Net	Net
	value,	investment		(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income		on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)		ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
500 Index Trust
SERIES I
6-30-2018[3]	32.20	0.26		0.53	0.79	—	—	—	—	32.99	2.45[4]	0.55[5]	0.30[5]	1.62[5]	3,230	2
12-31-2017	27.29	0.50		5.31	5.81	(0.52)	(0.38)	—	(0.90)	32.20	21.52	0.55	0.30	1.69	3,135	3
12-31-2016	25.26	0.50		2.40	2.90	(0.45)	(0.42)	—	(0.87)	27.29	11.59	0.54	0.30	1.91	2,529	4[6]
12-31-2015	25.68	0.48		(0.20)	0.28	(0.44)	(0.26)	—	(0.70)	25.26	1.10	0.54	0.30	1.85	2,024	4
12-31-2014	23.34	0.42		2.68	3.10	(0.39)	(0.37)	—	(0.76)	25.68	13.33	0.54	0.30	1.71	1,880	2
12-31-2013	18.01	0.37		5.38	5.75	(0.38)	(0.04)	—	(0.42)	23.34	32.03	0.53	0.30	1.75	1,581	4
SERIES II
6-30-2018[3]	32.22	0.23		0.53	0.76	—	—	—	—	32.98	2.36[4]	0.75[5]	0.50[5]	1.41[5]	70	2
12-31-2017	27.31	0.45		5.30	5.75	(0.46)	(0.38)	—	(0.84)	32.22	21.28	0.75	0.50	1.50	74	3
12-31-2016	25.29	0.45		2.39	2.84	(0.40)	(0.42)	—	(0.82)	27.31	11.37	0.74	0.50	1.72	64	4[6]
12-31-2015	25.71	0.42		(0.20)	0.22	(0.38)	(0.26)	—	(0.64)	25.29	0.86	0.74	0.50	1.64	51	4
12-31-2014	23.36	0.37		2.69	3.06	(0.34)	(0.37)	—	(0.71)	25.71	13.15	0.74	0.50	1.51	55	2
12-31-2013	18.03	0.32		5.39	5.71	(0.34)	(0.04)	—	(0.38)	23.36	31.76	0.73	0.50	1.55	52	4
SERIES NAV
6-30-2018[3]	32.19	0.27		0.54	0.81	—	—	—	—	33.00	2.52[4]	0.50[5]	0.25[5]	1.67[5]	1,891	2
12-31-2017	27.29	0.52		5.29	5.81	(0.53)	(0.38)	—	(0.91)	32.19	21.54	0.50	0.25	1.75	1,892	3
12-31-2016	25.26	0.51		2.40	2.91	(0.46)	(0.42)	—	(0.88)	27.29	11.64	0.49	0.25	1.96	1,641	4[6]
12-31-2015	25.68	0.49		(0.20)	0.29	(0.45)	(0.26)	—	(0.71)	25.26	1.15	0.49	0.25	1.89	1,442	4
12-31-2014	23.33	0.43		2.69	3.12	(0.40)	(0.37)	—	(0.77)	25.68	13.43	0.49	0.25	1.76	1,530	2
12-31-2013	18.01	0.38		5.37	5.75	(0.39)	(0.04)	—	(0.43)	23.33	32.03	0.48	0.25	1.80	1,397	4
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.

American Asset Allocation Trust
SERIES I
6-30-2018[3]	14.29	0.01[4]		0.11	0.12	—	—	—	—	14.41	0.84[5]	0.62[6,7]	0.62[6,7]	0.09[4,7]	282	5
12-31-2017	13.36	0.17[4]		1.89	2.06	(0.16)	(0.97)	—	(1.13)	14.29	15.79	0.63[6]	0.62[6]	1.17[4]	283	6
12-31-2016	14.21	0.18[4]		1.06	1.24	(0.17)	(1.92)	—	(2.09)	13.36	8.99	0.61[6,8]	0.60[6]	1.29[4]	244	4
12-31-2015	15.75	0.20[4]		(0.10)	0.10	(0.19)	(1.45)	—	(1.64)	14.21	1.06	0.62[6]	0.61[6]	1.27[4]	220	9
12-31-2014	15.22	0.17[4]		0.60	0.77	(0.17)	(0.07)	—	(0.24)	15.75	5.05	0.62[6]	0.61[6]	1.11[4]	227	7
12-31-2013	12.47	0.15[4]		2.76	2.91	(0.16)	—	—	(0.16)	15.22	23.30	0.62[6]	0.62[6]	1.08[4]	221	2
SERIES II
6-30-2018[3]	14.30	—4,	[9]	0.11	0.11	—	—	—	—	14.41	0.77[5]	0.77[6,7]	0.71[6,7]	(0.01)[4,7]	1,066	5
12-31-2017	13.37	0.14[4]		1.91	2.05	(0.15)	(0.97)	—	(1.12)	14.30	15.69	0.78[6]	0.71[6]	1.00[4]	1,141	6
12-31-2016	14.21	0.15[4]		1.08	1.23	(0.15)	(1.92)	—	(2.07)	13.37	8.92	0.76[6,8]	0.72[6]	1.08[4]	1,133	4
12-31-2015	15.75	0.16[4]		(0.09)	0.07	(0.16)	(1.45)	—	(1.61)	14.21	0.91	0.77[6]	0.76[6]	1.05[4]	1,168	9
12-31-2014	15.22	0.14[4]		0.61	0.75	(0.15)	(0.07)	—	(0.22)	15.75	4.89	0.77[6]	0.76[6]	0.90[4]	1,320	7
12-31-2013	12.47	0.13[4]		2.75	2.88	(0.13)	—	—	(0.13)	15.22	23.13	0.77[6]	0.77[6]	0.90[4]	1,430	2
SERIES III
6-30-2018[3]	14.30	0.03[4]		0.11	0.14	—	—	—	—	14.44	0.98[5]	0.27[6,7]	0.27[6,7]	0.43[4,7]	131	5
12-31-2017	13.36	0.21[4]		1.91	2.12	(0.21)	(0.97)	—	(1.18)	14.30	16.25	0.28[6]	0.27[6]	1.45[4]	141	6
12-31-2016	14.20	0.22[4]		1.08	1.30	(0.22)	(1.92)	—	(2.14)	13.36	9.43	0.26[6,8]	0.25[6]	1.55[4]	137	4
12-31-2015	15.75	0.24[4]		(0.10)	0.14	(0.24)	(1.45)	—	(1.69)	14.20	1.34	0.27[6]	0.26[6]	1.56[4]	138	9
12-31-2014	15.22	0.21[4]		0.61	0.82	(0.22)	(0.07)	—	(0.29)	15.75	5.40	0.27[6]	0.26[6]	1.37[4]	156	7
12-31-2013	12.46	0.20[4]		2.76	2.96	(0.20)	—	—	(0.20)	15.22	23.79	0.27[6]	0.27[6]	1.40[4]	173	2
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The expense ratio of the underlying fund held by the portfolio were as follows: 0.29%, 0.29%, 0.30%. 0.31%, 0.31% and 0.31% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14, and 12-31-13, respectively. 7 Annualized. 8 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%. 9 Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
American Global Growth Trust
SERIES I
6-30-2018[3]	16.10	(0.03)[4]	0.49	0.46	—	—	—	—	16.56	2.86[5]	0.64[6,7]	0.63[6,7]	(0.39)[4,7]	20	8
12-31-2017	13.43	0.05[4]	4.00	4.05	(0.04)	(1.34)	—	(1.38)	16.10	30.91	0.65[6]	0.64[6]	0.33[4]	19	9
12-31-2016	15.38	0.10[4]	(0.01)	0.09	(0.08)	(1.96)	—	(2.04)	13.43	0.28	0.64[6]	0.60[6]	0.69[4]	13	14
12-31-2015	15.86	0.14[4]	0.87	1.01	(0.39)	(1.10)	—	(1.49)	15.38	6.64	6.64[6]	0.55[6]	0.88[4]	12	17
12-31-2014	15.68	0.15[4]	0.16	0.31	(0.13)	—	—	(0.13)	15.86	1.96	0.63[6]	0.58[6]	0.97[4]	8	13
12-31-2013	12.29	0.16[4]	3.36	3.52	(0.13)	—	—	(0.13)	15.68	28.63	0.64[6]	0.63[6]	1.17[4]	5	2
SERIES II
6-30-2018[3]	16.06	(0.04)[4]	0.49	0.45	—	—	—	—	16.51	2.80[5]	0.79[6,7]	0.70[6,7]	(0.47)[4,7]	173	8
12-31-2017	13.39	0.03[4]	4.01	4.04	(0.03)	(1.34)	—	(1.37)	16.06	30.92	0.80[6]	0.71[6]	0.16[4]	185	9
12-31-2016	15.35	0.06[4]	—	0.06	(0.06)	(1.96)	—	(2.02)	13.39	0.10	0.79[6]	0.70[6]	0.42[4]	166	14
12-31-2015	15.83	0.09[4]	0.90	0.99	(0.37)	(1.10)	—	(1.47)	15.35	6.50	0.79[6]	0.70[6]	0.55[4]	193	17
12-31-2014	15.65	0.10[4]	0.19	0.29	(0.11)	—	—	(0.11)	15.83	1.82	0.78[6]	0.74[6]	0.62[4]	203	13
12-31-2013	12.27	0.11[4]	3.38	3.49	(0.11)	—	—	(0.11)	15.65	28.43	0.79[6]	0.78[6]	0.77[4]	233	2
SERIES III
6-30-2018[3]	16.05	—[4,8]	0.49	0.49	—	—	—	—	16.54	3.05[5]	0.29[6,7]	0.28[6,7]	(0.05)[4,7]	31	8
12-31-2017	13.39	0.09[4]	4.00	4.09	(0.09)	(1.34)	—	(1.43)	16.05	31.34	0.30[6]	0.29[6]	0.56[4]	32	9
12-31-2016	15.34	0.13[4]	0.01	0.14	(0.13)	(1.96)	—	(2.09)	13.39	0.63	0.29[6]	0.24[6]	0.90[4]	31	14
12-31-2015	15.82	0.17[4]	0.90	1.07	(0.45)	(1.10)	—	(1.55)	15.34	7.02	0.29[6]	0.20[6]	1.02[4]	31	17
12-31-2014	15.64	0.18[4]	0.18	0.36	(0.18)	—	—	(0.18)	15.82	2.31	0.28[6]	0.24[6]	1.12[4]	36	13
12-31-2013	12.25	0.24[4]	3.33	3.57	(0.18)	—	—	(0.18)	15.64	29.12	0.29[6]	0.28[6]	1.68[4]	40	2
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The expense ratio of the underlying fund held by the portfolio were as follows: 0.55%, 0.56%, 0.55%, 0.55%, 0.56% and 0.55% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 7 Annualized. 8 Less than $0.005 per share.
American Growth Trust
SERIES I
6-30-2018[3]	20.17	(0.03)[4]	1.97	1.94	—	—	—	—	22.11	9.62[5]	0.63[6,7]	0.62[6,7]	(0.32)[4,7]	138	10
12-31-2017	18.62	0.03[4]	4.86	4.89	(0.02)	(3.32)	—	(3.34)	20.17	27.87	0.63[6]	0.62[6]	0.13[4]	130	11
12-31-2016	24.15	0.09[4]	1.89	1.98	(0.07)	(7.44)	—	(7.51)	18.62	9.08	0.62[6]	0.62[6]	0.41[4]	109	12
12-31-2015	24.07	0.04[4]	1.43	1.47	(0.06)	(1.33)	—	(1.39)	24.15	6.44	0.62[6]	0.62[6]	0.18[4]	104	21
12-31-2014	22.44	0.20[4]	1.63	1.83	(0.20)	—	—	(0.20)	24.07	8.13	0.62[6]	0.61[6]	0.85[4]	118	7
12-31-2013	17.40	0.11[4]	5.04	5.15	(0.11)	—	—	(0.11)	22.44	29.60	0.62[6]	0.62[6]	0.57[4]	110	2
SERIES II
6-30-2018[3]	20.06	(0.04)[4]	1.96	1.92	—	—	—	—	21.98	9.57[5]	0.78[6,7]	0.68[6,7]	(0.39)[4,7]	672	10
12-31-2017	18.54	0.01[4]	4.84	4.85	(0.01)	(3.32)	—	(3.33)	20.06	27.74	0.78[6]	0.68[6]	0.04[4]	688	11
12-31-2016	24.08	0.07[4]	1.89	1.96	(0.06)	(7.44)	—	(7.50)	18.54	9.03	0.77[6]	0.68[6]	0.32[4]	658	12
12-31-2015	23.99	0.02[4]	1.42	1.44	(0.02)	(1.33)	—	(1.35)	24.08	6.35	0.77[6]	0.72[6]	0.10[4]	707	21
12-31-2014	22.37	0.14[4]	1.64	1.78	(0.16)	—	—	(0.16)	23.99	7.96	0.77[6]	0.76[6]	0.63[4]	804	7
12-31-2013	17.34	0.07[4]	5.04	5.11	(0.08)	—	—	(0.08)	22.37	29.48	0.77[6]	0.77[6]	0.36[4]	919	2
SERIES III
6-30-2018[3]	20.06	—[4,8]	1.97	1.97	—	—	—	—	22.03	9.82[5]	0.28[6,7]	0.27[6,7]	0.02[4,7]	96	10
12-31-2017	18.54	0.09[4]	4.84	4.93	(0.09)	(3.32)	—	(3.41)	20.06	28.22	0.28[6]	0.27[6]	0.44[4]	98	11
12-31-2016	24.07	0.16[4]	1.90	2.06	(0.15)	(7.44)	—	(7.59)	18.54	9.48	0.27[6]	0.27[6]	0.75[4]	94	12
12-31-2015	23.98	0.14[4]	1.43	1.57	(0.15)	(1.33)	—	(1.48)	24.07	6.87	0.27[6]	0.27[6]	0.56[4]	94	21
12-31-2014	22.36	0.26[4]	1.64	1.90	(0.28)	—	—	(0.28)	23.98	8.47	0.27[6]	0.26[6]	1.14[4]	106	7
12-31-2013	17.33	0.17[4]	5.04	5.21	(0.18)	—	—	(0.18)	22.36	30.07	0.27[6]	0.27[6]	0.88[4]	116	2
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The expense ratio of the underlying fund held by the portfolio were as follows: 0.35%, 0.35%, 0.35%, 0.35%, 0.35% and 0.35% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 7 Annualized. 8 Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
American Growth-Income Trust
SERIES I
6-30-2018[3]	17.69	(0.01)[4]	1.11	1.10	—	—	—	—	18.79	6.22[5]	0.63[6,7]	0.62[6,7]	(0.08)[4,7]	278	7
12-31-2017	17.58	0.18[4]	3.37	3.55	(0.17)	(3.27)	—	(3.44)	17.69	22.03	0.63[6]	0.62[6]	1.00[4]	275	8
12-31-2016	21.16	0.22[4]	1.94	2.16	(0.19)	(5.55)	—	(5.74)	17.58	11.10	0.62[6]	0.61[6]	1.10[4]	247	13
12-31-2015	24.00	0.21[4]	(0.07)	0.14	(0.20)	(2.78)	—	(2.98)	21.16	1.11	0.62[6]	0.61[6]	0.89[4]	240	17
12-31-2014	21.96	0.21[4]	2.04	2.25	(0.21)	—	—	(0.21)	24.00	10.25	0.62[6]	0.61[6]	0.90[4]	267	6
12-31-2013	16.66	0.18[4]	5.32	5.50	(0.20)	—	—	(0.20)	21.96	33.01	0.62[6]	0.61[6]	0.96[4]	270	2
SERIES II
6-30-2018[3]	17.63	(0.02)[4]	1.12	1.10	—	—	—	—	18.73	6.24[5]	0.78[6,7]	0.70[6,7]	(0.17)[4,7]	566	7
12-31-2017	17.54	0.16[4]	3.35	3.51	(0.15)	(3.27)	—	(3.42)	17.63	21.89	0.78[6]	0.70[6]	0.87[4]	594	8
12-31-2016	21.12	0.19[4]	1.96	2.15	(0.18)	(5.55)	—	(5.73)	17.54	11.06	0.77[6]	0.69[6]	0.97[4]	585	13
12-31-2015	23.96	0.18[4]	(0.07)	0.11	(0.17)	(2.78)	—	(2.95)	21.12	0.96	0.77[6]	0.73[6]	0.77[4]	628	17
12-31-2014	21.92	0.16[4]	2.06	2.22	(0.18)	—	—	(0.18)	23.96	10.12	0.77[6]	0.76[6]	0.68[4]	730	6
12-31-2013	16.63	0.14[4]	5.32	5.46	(0.17)	—	—	(0.17)	21.92	32.84	0.77[6]	0.76[6]	0.75[4]	831	2
SERIES III
6-30-2018[3]	17.65	0.02[4]	1.12	1.14	—	—	—	—	18.79	6.46[5]	0.28[6,7]	0.27[6,7]	0.26[4,7]	216	7
12-31-2017	17.55	0.24[4]	3.36	3.60	(0.23)	(3.27)	—	(3.50)	17.65	22.39	0.28[6]	0.27[6]	1.30[4]	222	8
12-31-2016	21.12	0.28[4]	1.96	2.24	(0.26)	(5.55)	—	(5.81)	17.55	11.54	0.27[6]	0.26[6]	1.42[4]	218	13
12-31-2015	23.96	0.29[4]	(0.06)	0.23	(0.29)	(2.78)	—	(3.07)	21.12	1.46	0.27[6]	0.26[6]	1.24[4]	219	17
12-31-2014	21.92	0.27[4]	2.07	2.34	(0.30)	—	—	(0.30)	23.96	10.64	0.27[6]	0.26[6]	1.19[4]	252	6
12-31-2013	16.62	0.24[4]	5.33	5.57	(0.27)	—	—	(0.27)	21.92	33.50	0.27[6]	0.26[6]	1.27[4]	276	2
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The expense ratio of the underlying fund held by the portfolio were as follows: 0.28%, 0.29%, 0.29%, 0.29%, 0.29% and 0.29% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 7 Annualized.
American International Trust
SERIES I
6-30-2018[3]	21.93	(0.02)[4]	(0.05)	(0.07)	—	—	—	—	21.86	(0.32)[5]	0.63[6,7]	0.62[6,7]	(0.16)[4,7]	133	10
12-31-2017	17.71	0.19[4]	5.34	5.53	(0.18)	(1.13)	—	(1.31)	21.93	31.65	0.63[6]	0.62[6]	0.90[4]	132	9
12-31-2016	17.35	0.17[4]	0.37	0.54	(0.18)	—	—	(0.18)	17.71	3.12	0.63[6]	0.62[6]	0.99[4]	93	17
12-31-2015	18.45	0.22[4]	(1.11)	(0.89)	(0.21)	—	—	(0.21)	17.35	(4.82)	0.63[6]	0.62[6]	1.14[4]	98	15
12-31-2014	19.23	0.21[4]	(0.79)	(0.58)	(0.20)	—	—	(0.20)	18.45	(3.05)	0.62[6]	0.62[6]	1.08[4]	89	6
12-31-2013	16.01	0.17[4]	3.22	3.39	(0.17)	—	—	(0.17)	19.23	21.20	0.63[6]	0.62[6]	1.00[4]	92	3
SERIES II
6-30-2018[3]	21.92	(0.03)[4]	(0.06)	(0.09)	—	—	—	—	21.83	(0.41)[5]	0.78[6,7]	0.75[6,7]	(0.31)[4,7]	355	10
12-31-2017	17.70	0.14[4]	5.36	5.50	(0.15)	(1.13)	—	(1.28)	21.92	31.49	0.78[6]	0.75[6]	0.69[4]	381	9
12-31-2016	17.34	0.14[4]	0.37	0.51	(0.15)	—	—	(0.15)	17.70	2.97	0.78[6]	0.75[6]	0.82[4]	361	17
12-31-2015	18.44	0.18[4]	(1.10)	(0.92)	(0.18)	—	—	(0.18)	17.34	(4.98)	0.78[6]	0.76[6]	0.93[4]	395	15
12-31-2014	19.21	0.15[4]	(0.75)	(0.60)	(0.17)	—	—	(0.17)	18.44	(3.15)	0.77[6]	0.77[6]	0.79[4]	468	6
12-31-2013	16.00	0.13[4]	3.23	3.36	(0.15)	—	—	(0.15)	19.21	20.98	0.78[6]	0.77[6]	0.76[4]	557	3
SERIES III
6-30-2018[3]	21.86	0.02[4]	(0.05)	(0.03)	—	—	—	—	21.83	(0.14)[5]	0.28[6,7]	0.27[6,7]	0.17[4,7]	41	10
12-31-2017	17.65	0.24[4]	5.35	5.59	(0.25)	(1.13)	—	(1.38)	21.86	32.12	0.28[6]	0.27[6]	1.16[4]	43	9
12-31-2016	17.29	0.23[4]	0.37	0.60	(0.24)	—	—	(0.24)	17.65	3.49	0.28[6]	0.27[6]	1.33[4]	41	17
12-31-2015	18.40	0.27[4]	(1.10)	(0.83)	(0.28)	—	—	(0.28)	17.29	(4.54)	0.28[6]	0.27[6]	1.44[4]	43	15
12-31-2014	19.17	0.26[4]	(0.77)	(0.51)	(0.26)	—	—	(0.26)	18.40	(2.66)	0.27[6]	0.27[6]	1.33[4]	50	6
12-31-2013	15.96	0.23[4]	3.21	3.44	(0.23)	—	—	(0.23)	19.17	21.58	0.28[6]	0.27[6]	1.31[4]	55	3
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The expense ratio of the underlying fund held by the portfolio were as follows: 0.54, 0.68%, 0.54%, 0.54%, 0.54% and 0.54% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 7 Annualized.

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
Blue Chip Growth Trust
SERIES I
6-30-2018[3]	34.92	(0.01)	4.11	4.10	—	—	—	—	39.02	11.71[4]	0.84[5]	0.80[5]	(0.06)[5]	338	10
12-31-2017	27.45	(0.01)	9.74	9.73	(0.02)	(2.24)	—	(2.26)	34.92	36.28	0.85	0.82	(0.02)	323	25
12-31-2016	32.45	0.02	0.17	0.19	—[6]	(5.19)	—	(5.19)	27.45	0.81	0.85[7]	0.82[7]	0.07	270	30
12-31-2015	35.88	0.01	3.48	3.49	—	(6.92)	—	(6.92)	32.45	11.06	0.87	0.83	0.03	311	29
12-31-2014	34.23	(0.04)	3.12	3.08	—	(1.43)	—	(1.43)	35.88	9.07	0.86	0.83	(0.12)	313	26
12-31-2013	24.29	(0.01)	10.03	10.02	(0.08)	—	—	(0.08)	34.23	41.27	0.87	0.83	(0.04)	337	27
SERIES II
6-30-2018[3]	34.10	(0.05)	4.02	3.97	—	—	—	—	38.07	11.64[4]	1.04[5]	1.00[5]	(0.26)[5]	139	10
12-31-2017	26.89	(0.07)	9.52	9.45	—	(2.24)	—	(2.24)	34.10	35.96	1.05	1.02	(0.22)	132	25
12-31-2016	31.95	(0.04)	0.17	0.13	—	(5.19)	—	(5.19)	26.89	0.62	1.05[7]	1.01[7]	(0.13)	115	30
12-31-2015	35.50	(0.06)	3.43	3.37	—	(6.92)	—	(6.92)	31.95	10.83	1.07	1.03	(0.17)	136	29
12-31-2014	33.94	(0.11)	3.10	2.99	—	(1.43)	—	(1.43)	35.50	8.88	1.06	1.03	(0.32)	132	26
12-31-2013	24.10	(0.07)	9.94	9.87	(0.03)	—	—	(0.03)	33.94	40.97	1.07	1.03	(0.24)	149	27
SERIES NAV
6-30-2018[3]	34.92	—[6]	4.11	4.11	—	—	—	—	39.03	11.77[4]	0.79[5]	0.75[5]	(0.01)[5]	1,352	10
12-31-2017	27.45	0.01	9.74	9.75	(0.04)	(2.24)	—	(2.28)	34.92	36.34	0.80	0.77	0.03	1,342	25
12-31-2016	32.45	0.04	0.17	0.21	(0.02)	(5.19)	—	(5.21)	27.45	0.85	0.80[7]	0.76[7]	0.12	1,182	30
12-31-2015	35.86	0.03	3.48	3.51	—	(6.92)	—	(6.92)	32.45	11.13	0.82	0.78	0.08	1,260	29
12-31-2014	34.20	(0.02)	3.11	3.09	—	(1.43)	—	(1.43)	35.86	9.11	0.81	0.78	(0.07)	1,314	26
12-31-2013	24.26	—[6]	10.03	10.03	(0.09)	—	—	(0.09)	34.20	41.37	0.82	0.78	0.01	1,471	27
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Capital Appreciation Trust
SERIES I
6-30-2018[3]	14.65	0.03	1.58	1.61	—	—	—	—	16.26	10.99[4]	0.79[5]	0.79[5]	0.32[5]	203	17
12-31-2017	11.69	—[6]	4.15	4.15	(0.01)	(1.18)	—	(1.19)	14.65	36.53	0.80	0.79	0.03	192	47
12-31-2016	14.12	0.01	(0.14)	(0.13)	—	(2.30)	—	(2.30)	11.69	(1.08)	0.77[7]	0.76[7]	0.08	164	45
12-31-2015	15.47	—[6]	1.57	1.57	—	(2.92)	—	(2.92)	14.12	11.46	0.79	0.78	(0.01)	192	30
12-31-2014	15.78	—[6]	1.50	1.50	(0.01)	(1.80)	—	(1.81)	15.47	9.65	0.78	0.78	(0.01)	196	33
12-31-2013	11.51	0.01	4.29	4.30	(0.03)	—	—	(0.03)	15.78	37.41	0.79	0.79	0.04	205	38
SERIES II
6-30-2018[3]	14.16	0.01	1.54	1.55	—	—	—	—	15.71	10.95[4]	0.99[5]	0.99[5]	0.13[5]	71	17
12-31-2017	11.35	(0.02)	4.01	3.99	—	(1.18)	—	(1.18)	14.16	36.20	1.00	0.99	(0.17)	66	47
12-31-2016	13.80	(0.02)	(0.13)	(0.15)	—	(2.30)	—	(2.30)	11.35	(1.26)	0.97[7]	0.96[7]	(0.12)	58	45
12-31-2015	15.22	(0.03)	1.53	1.50	—	(2.92)	—	(2.92)	13.80	11.17	0.99	0.98	(0.21)	70	30
12-31-2014	15.57	(0.03)	1.48	1.45	—	(1.80)	—	(1.80)	15.22	9.47	0.98	0.98	(0.21)	73	33
12-31-2013	11.38	(0.02)	4.24	4.22	(0.03)	—	—	(0.03)	15.57	37.10	0.99	0.99	(0.16)	77	38
SERIES NAV
6-30-2018[3]	14.67	0.03	1.60	1.63	—	—	—	—	16.30	11.11[4]	0.74[5]	0.74[5]	0.37[5]	791	17
12-31-2017	11.71	0.01	4.15	4.16	(0.02)	(1.18)	—	(1.20)	14.67	36.51	0.75	0.74	0.08	798	47
12-31-2016	14.13	0.02	(0.14)	(0.12)	—[6]	(2.30)	—	(2.30)	11.71	(1.00)	0.72[7]	0.71[7]	0.12	718	45
12-31-2015	15.48	0.01	1.56	1.57	—[6]	(2.92)	—	(2.92)	14.13	11.48	0.74	0.73	0.04	691	30
12-31-2014	15.79	0.01	1.49	1.50	(0.01)	(1.80)	—	(1.81)	15.48	9.68	0.73	0.73	0.04	764	33
12-31-2013	11.51	0.01	4.30	4.31	(0.03)	—	—	(0.03)	15.79	37.51	0.74	0.74	0.09	850	38
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
Capital Appreciation Value Trust
SERIES I
6-30-2018[3]	11.98	0.08	0.22	0.30	—	—	—	—	12.28	2.50[4]	0.92[5]	0.87[5]	1.28[5]	4	45
12-31-2017	11.08	0.13	1.52	1.65	(0.17)	(0.58)	—	(0.75)	11.98	15.15	0.92	0.88	1.12	4	64
12-31-2016	11.47	0.17	0.76	0.93	(0.15)	(1.17)	—	(1.32)	11.08	8.12	0.91	0.87	1.50	3	68
12-31-2015	12.78	0.13	0.48	0.61	(0.13)	(1.79)	—	(1.92)	11.47	5.28	0.91	0.87	1.02	1	73
12-31-2014	13.02	0.15	1.38	1.53	(0.18)	(1.59)	—	(1.77)	12.78	12.22	0.91	0.87	1.18	4	69
12-31-2013	11.75	0.14	2.44	2.58	(0.16)	(1.15)	—	(1.31)	13.02	22.32	0.91	0.87	1.09	1	71
SERIES II
6-30-2018[3]	11.94	0.06	0.22	0.28	—	—	—	—	12.22	2.35[4]	1.12[5]	1.07[5]	1.08[5]	290	45
12-31-2017	11.04	0.11	1.52	1.63	(0.15)	(0.58)	—	(0.73)	11.94	14.99	1.12	1.08	0.92	305	64
12-31-2016	11.44	0.14	0.76	0.90	(0.13)	(1.17)	—	(1.30)	11.04	7.84	1.11	1.07	1.25	305	68
12-31-2015	12.75	0.11	0.48	0.59	(0.11)	(1.79)	—	(1.90)	11.44	5.10	1.11	1.07	0.89	316	73
12-31-2014	12.99	0.13	1.37	1.50	(0.15)	(1.59)	—	(1.74)	12.75	12.04	1.11	1.07	0.98	332	69
12-31-2013	11.74	0.11	2.42	2.53	(0.13)	(1.15)	—	(1.28)	12.99	21.93	1.11	1.07	0.88	331	71
SERIES NAV
6-30-2018[3]	11.95	0.08	0.23	0.31	—	—	—	—	12.26	2.59[4]	0.87[5]	0.82[5]	1.33[5]	92	45
12-31-2017	11.06	0.14	1.51	1.65	(0.18)	(0.58)	—	(0.76)	11.95	15.14	0.87	0.83	1.17	92	64
12-31-2016	11.45	0.18	0.75	0.93	(0.15)	(1.17)	—	(1.32)	11.06	8.19	0.86	0.82	1.54	75	68
12-31-2015	12.76	0.14	0.48	0.62	(0.14)	(1.79)	—	(1.93)	11.45	5.27	0.86	0.82	1.16	44	73
12-31-2014	13.00	0.16	1.38	1.54	(0.19)	(1.59)	—	(1.78)	12.76	12.38	0.86	0.82	1.22	32	69
12-31-2013	11.74	0.15	2.42	2.57	(0.16)	(1.15)	—	(1.31)	13.00	22.30	0.86	0.82	1.14	32	71
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized.
Emerging Markets Value Trust
SERIES I
6-30-2018[3]	10.63	0.08	(0.87)	(0.79)	—	—	—	—	9.84	(7.43)[4]	1.10[5]	1.09[5]	1.51[5]	8	7
12-31-2017	8.14	0.13	2.52	2.65	(0.16)	—	—	(0.16)	10.63	32.70	1.12	1.12	1.30	8	28[6]
12-31-2016	7.04	0.12	1.15	1.27	(0.17)	—	—	(0.17)	8.14	18.00	1.13	1.12	1.51	3	22
12-31-2015[7]	8.91	0.15	(1.85)	(1.70)	(0.17)	—	—	(0.17)	7.04	(19.08)	1.10	1.09	1.73	2	20
12-31-2014	9.92	0.17	(0.65)	(0.48)	(0.18)	(0.35)	—	(0.53)	8.91	(5.50)	1.13	1.12	1.68	3	17
12-31-2013	10.74	0.13	(0.46)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.92	(3.22)	1.13	1.12	1.25	4	9
SERIES II
6-30-2018[3]	10.63	0.07	(0.87)	(0.80)	—	—	—	—	9.83	(7.53)[4]	1.30[5]	1.29[5]	1.29[5]	43	7
12-31-2017	8.14	(0.02)	2.65	2.63	(0.14)	—	—	(0.14)	10.63	32.47	1.32	1.32	(0.19)	48	28[6]
12-31-2016	7.05	0.10	1.14	1.24	(0.15)	—	—	(0.15)	8.14	17.62	1.33	1.32	1.33	—[8]	22
12-31-2015[7]	9.48	0.10	(2.37)	(2.27)	(0.16)	—	—	(0.16)	7.05	(24.01)[4]	1.30[5]	1.29[5]	2.13[5]	—[8]	20[9]
SERIES NAV
6-30-2018[3]	10.61	0.08	(0.86)	(0.78)	—	—	—	—	9.83	(7.35)[4]	1.05[5]	1.04[5]	1.57[5]	665	7
12-31-2017	8.13	0.16	2.49	2.65	(0.17)	—	—	(0.17)	10.61	32.67	1.07	1.07	1.68	724	28[6]
12-31-2016	7.03	0.12	1.15	1.27	(0.17)	—	—	(0.17)	8.13	18.08	1.07	1.06	1.67	608	22
12-31-2015[7]	8.90	0.14	(1.83)	(1.69)	(0.18)	—	—	(0.18)	7.03	(19.05)	1.05	1.04	1.72	660	20
12-31-2014	9.90	0.17	(0.63)	(0.46)	(0.19)	(0.35)	—	(0.54)	8.90	(5.36)	1.08	1.07	1.70	824	17
12-31-2013	10.72	0.14	(0.47)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.90	(3.18)	1.08	1.07	1.37	1,078	9
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity. 7 The inception date for shares is May 01, 2007. 8 Less than $500,000. 9 Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
Equity Income Trust
SERIES I
6-30-2018[3]	17.50	0.18	(0.26)	(0.08)	—	—	—	—	17.42	(0.46)[4]	0.82[5]	0.78[5]	2.08[5]	254	10
12-31-2017	16.67	0.32	2.24	2.56	(0.39)	(1.34)	—	(1.73)	17.50	16.29	0.82	0.78	1.88	276	21
12-31-2016	15.79	0.42	2.47	2.89	(0.36)	(1.65)	—	(2.01)	16.67	19.12	0.81[6]	0.77[6]	2.59	272	28
12-31-2015	19.16	0.34	(1.70)	(1.36)	(0.34)	(1.67)	—	(2.01)	15.79	(6.75)	0.87	0.83	1.91	262	34
12-31-2014	19.82	0.36	1.09	1.45	(0.35)	(1.76)	—	(2.11)	19.16	7.47	0.86	0.83	1.81	326	9
12-31-2013	15.53	0.29	4.35	4.64	(0.35)	—	—	(0.35)	19.82	29.96	0.87	0.83	1.63	348	9
SERIES II
6-30-2018[3]	17.42	0.16	(0.25)	(0.09)	—	—	—	—	17.33	(0.52)[4]	1.02[5]	0.98[5]	1.88[5]	130	10
12-31-2017	16.61	0.29	2.21	2.50	(0.35)	(1.34)	—	(1.69)	17.42	16.00	1.02	0.98	1.68	145	21
12-31-2016	15.74	0.38	2.46	2.84	(0.32)	(1.65)	—	(1.97)	16.61	18.91	1.01[6]	0.97[6]	2.39	148	28
12-31-2015	19.10	0.31	(1.70)	(1.39)	(0.30)	(1.67)	—	(1.97)	15.74	(6.91)	1.07	1.03	1.71	138	34
12-31-2014	19.77	0.32	1.09	1.41	(0.32)	(1.76)	—	(2.08)	19.10	7.23	1.06	1.03	1.62	172	9
12-31-2013	15.49	0.26	4.34	4.60	(0.32)	—	—	(0.32)	19.77	29.75	1.07	1.03	1.43	193	9
SERIES NAV
6-30-2018[3]	17.42	0.19	(0.26)	(0.07)	—	—	—	—	17.35	(0.40)[4]	0.77[5]	0.73[5]	2.14[5]	1,361	10
12-31-2017	16.61	0.33	2.22	2.55	(0.40)	(1.34)	—	(1.74)	17.42	16.28	0.77	0.73	1.93	1,393	21
12-31-2016	15.74	0.42	2.46	2.88	(0.36)	(1.65)	—	(2.01)	16.61	19.18	0.76[6]	0.72[6]	2.63	1,400	28
12-31-2015	19.10	0.35	(1.70)	(1.35)	(0.34)	(1.67)	—	(2.01)	15.74	(6.66)	0.82	0.78	1.97	1,270	34
12-31-2014	19.76	0.37	1.09	1.46	(0.36)	(1.76)	—	(2.12)	19.10	7.55	0.81	0.78	1.87	1,489	9
12-31-2013	15.48	0.30	4.34	4.64	(0.36)	—	—	(0.36)	19.76	30.05	0.82	0.78	1.68	1,579	9
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Financial Industries Trust
SERIES I
6-30-2018[3]	14.99	0.12	(0.15)	(0.03)	—	—	—	—	14.96	(0.20)[4]	0.88[5]	0.87[5]	1.53[5]	156	16
12-31-2017	13.16	0.17	1.83	2.00	(0.17)	—	—	(0.17)	14.99	15.28	0.88	0.87	1.20	170	42
12-31-2016	11.18	0.18	1.97	2.15	(0.17)	—	—	(0.17)	13.16	19.37	0.88	0.87	1.66	162	45
12-31-2015	17.10	0.23	(0.75)	(0.52)	(0.13)	(5.27)	—	(5.40)	11.18	(2.65)	0.87	0.87	1.58	126	27
12-31-2014	15.85	0.15	1.22	1.37	(0.12)	—	—	(0.12)	17.10	8.65	0.93	0.93	0.95	132	113
12-31-2013	12.32	0.11	3.67	3.78	(0.10)	(0.15)	—	(0.25)	15.85	30.75	0.91	0.90	0.78	132	3
SERIES II
6-30-2018[3]	14.88	0.10	(0.14)	(0.04)	—	—	—	—	14.84	(0.27)[4]	1.08[5]	1.07[5]	1.32[5]	18	16
12-31-2017	13.07	0.14	1.81	1.95	(0.14)	—	—	(0.14)	14.88	15.02	1.08	1.07	0.99	19	42
12-31-2016	11.10	0.16	1.96	2.12	(0.15)	—	—	(0.15)	13.07	19.21	1.08	1.07	1.48	21	45
12-31-2015	17.02	0.20	(0.75)	(0.55)	(0.10)	(5.27)	—	(5.37)	11.10	(2.88)	1.07	1.07	1.39	19	27
12-31-2014	15.78	0.12	1.21	1.33	(0.09)	—	—	(0.09)	17.02	8.42	1.13	1.13	0.75	23	113
12-31-2013	12.27	0.09	3.64	3.73	(0.07)	(0.15)	—	(0.22)	15.78	30.49	1.11	1.10	0.60	27	3
SERIES NAV
6-30-2018[3]	14.95	0.12	(0.15)	(0.03)	—	—	—	—	14.92	(0.20)[4]	0.83[5]	0.82[5]	1.58[5]	47	16
12-31-2017	13.13	0.17	1.83	2.00	(0.18)	—	—	(0.18)	14.95	15.29	0.83	0.82	1.25	48	42
12-31-2016	11.15	0.19	1.96	2.15	(0.17)	—	—	(0.17)	13.13	19.47	0.83	0.82	1.72	26	45
12-31-2015	17.07	0.24	(0.75)	(0.51)	(0.14)	(5.27)	—	(5.41)	11.15	(2.58)	0.82	0.82	1.63	22	27
12-31-2014	15.83	0.16	1.21	1.37	(0.13)	—	—	(0.13)	17.07	8.64	0.88	0.88	1.00	22	113
12-31-2013	12.30	0.12	3.66	3.78	(0.10)	(0.15)	—	(0.25)	15.83	30.86	0.86	0.85	0.84	24	3
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized.

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
Fundamental All Cap Core Trust
SERIES I
6-30-2018[3]	25.83	0.04	0.90	0.94	—	—	—	—	26.77	3.64[4]	0.76[5]	0.75[5]	0.32[5]	162	5
12-31-2017	20.89	0.11	5.58	5.69	(0.18)	(0.57)	—	(0.75)	25.83	27.70	0.76	0.76	0.46	172	42
12-31-2016	22.30	0.15	1.58	1.73	(0.12)	(3.02)	—	(3.14)	20.89	8.34	0.75	0.75	0.73	146	26
12-31-2015	22.53	0.07	0.80	0.87	—	(1.10)	—	(1.10)	22.30	4.01	0.76	0.75	0.30	168	49
12-31-2014	20.61	0.06[6]	1.95	2.01	(0.09)	—	—	(0.09)	22.53	9.74	0.76	0.75	0.28[6]	156	46
12-31-2013	15.30	0.11	5.37	5.48	(0.17)	—	—	(0.17)	20.61	35.88	0.76	0.76	0.60	159	41
SERIES II
6-30-2018[3]	25.77	0.02	0.89	0.91	—	—	—	—	26.68	3.53[4]	0.96[5]	0.95[5]	0.12[5]	53	5
12-31-2017	20.84	0.06	5.58	5.64	(0.14)	(0.57)	—	(0.71)	25.77	27.43	0.96	0.96	0.27	54	42
12-31-2016	22.23	0.11	1.56	1.67	(0.04)	(3.02)	—	(3.06)	20.84	8.12	0.95	0.95	0.53	49	26
12-31-2015	22.50	0.02	0.81	0.83	—	(1.10)	—	(1.10)	22.23	3.83	0.96	0.95	0.10	52	49
12-31-2014	20.58	0.02[6]	1.95	1.97	(0.05)	—	—	(0.05)	22.50	9.56	0.96	0.95	0.08[6]	59	46
12-31-2013	15.29	0.07	5.36	5.43	(0.14)	—	—	(0.14)	20.58	35.55	0.96	0.96	0.40	69	41
SERIES NAV
6-30-2018[3]	25.96	0.05	0.90	0.95	—	—	—	—	26.91	3.66[4]	0.71[5]	0.70[5]	0.37[5]	1,670	5
12-31-2017	20.98	0.12	5.62	5.74	(0.19)	(0.57)	—	(0.76)	25.96	27.77	0.71	0.71	0.51	1,662	42
12-31-2016	22.40	0.16	1.58	1.74	(0.14)	(3.02)	—	(3.16)	20.98	8.40	0.71	0.70	0.78	1,403	26
12-31-2015	22.61	0.08	0.81	0.89	—	(1.10)	—	(1.10)	22.40	4.09	0.71	0.70	0.35	1,406	49
12-31-2014	20.68	0.07[6]	1.96	2.03	(0.10)	—	—	(0.10)	22.61	9.81	0.71	0.70	0.33[6]	1,449	46
12-31-2013	15.36	0.11	5.39	5.50	(0.18)	—	—	(0.18)	20.68	35.86	0.71	0.71	0.64	1,433	41
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.21 and 0.05%, respectively.
Fundamental Large Cap Value Trust
SERIES I
6-30-2018[3]	21.36	0.13	(0.84)	(0.71)	—	—	—	—	20.65	(3.32)[4]	0.74[5]	0.73[5]	1.24[5]	468	12
12-31-2017	18.49	0.23	2.97	3.20	(0.33)	—	—	(0.33)	21.36	17.43	0.74	0.73	1.19	525	30
12-31-2016	17.15	0.25	1.48	1.73	(0.39)	—	—	(0.39)	18.49	10.17	0.71	0.70	1.47	541	28
12-31-2015	17.52	0.20	(0.39)	(0.19)	(0.18)	—	—	(0.18)	17.15	(1.11)	0.71	0.70	1.15	562	9
12-31-2014	15.94	0.17	1.52	1.69	(0.11)	—	—	(0.11)	17.52	10.61	0.71	0.70	1.03	621	29[6]
12-31-2013	12.18	0.17	3.77	3.94	(0.18)	—	—	(0.18)	15.94	32.41	0.74	0.74	1.17	273	40[6]
SERIES II
6-30-2018[3]	21.51	0.11	(0.85)	(0.74)	—	—	—	—	20.77	(3.44)[4]	0.94[5]	0.93[5]	1.04[5]	182	12
12-31-2017	18.61	0.20	2.99	3.19	(0.29)	—	—	(0.29)	21.51	17.20	0.94	0.93	0.99	205	30
12-31-2016	17.27	0.21	1.49	1.70	(0.36)	—	—	(0.36)	18.61	9.96	0.91	0.90	1.27	207	28
12-31-2015	17.64	0.17	(0.40)	(0.23)	(0.14)	—	—	(0.14)	17.27	(1.30)	0.91	0.90	0.95	220	9
12-31-2014	16.05	0.13	1.54	1.67	(0.08)	—	—	(0.08)	17.64	10.40	0.91	0.90	0.74	268	29[6]
12-31-2013	12.27	0.14	3.79	3.93	(0.15)	—	—	(0.15)	16.05	32.11	0.94	0.94	0.99	44	40[6]
SERIES NAV
6-30-2018[3]	21.37	0.14	(0.85)	(0.71)	—	—	—	—	20.66	(3.32)[4]	0.69[5]	0.68[5]	1.29[5]	89	12
12-31-2017	18.49	0.24	2.98	3.22	(0.34)	—	—	(0.34)	21.37	17.54	0.69	0.68	1.23	92	30
12-31-2016	17.15	0.25	1.49	1.74	(0.40)	—	—	(0.40)	18.49	10.22	0.65	0.65	1.48	83	28
12-31-2015	17.52	0.21	(0.39)	(0.18)	(0.19)	—	—	(0.19)	17.15	(1.06)	0.66	0.65	1.20	780	9
12-31-2014	15.94	0.19	1.51	1.70	(0.12)	—	—	(0.12)	17.52	10.66	0.66	0.65	1.12	903	29[6]
12-31-2013	12.18	0.18	3.77	3.95	(0.19)	—	—	(0.19)	15.94	32.47	0.69	0.69	1.28	779	40[6]
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
Global Trust
SERIES I
6-30-2018[3]	21.93	0.28	(0.76)	(0.48)	—	—	—	—	21.45	(2.10)[4]	0.95[5]	0.93[5]	2.58[5]	138	16
12-31-2017	18.78	0.41	3.14	3.55	(0.40)	—	—	(0.40)	21.93	18.88	0.96	0.94	2.00	148	28
12-31-2016	17.95	0.34	1.33	1.67	(0.84)	—	—	(0.84)	18.78	9.47	0.89[6]	0.87[6]	1.87	142	23
12-31-2015	19.58	0.35	(1.60)	(1.25)	(0.38)	—	—	(0.38)	17.95	(6.42)	0.93	0.91	1.79	147	23
12-31-2014	20.50	0.47[7]	(0.99)	(0.52)	(0.40)	—	—	(0.40)	19.58	(2.60)	0.95	0.94	2.27[7]	180	17[8]
12-31-2013	15.86	0.26	4.66	4.92	(0.28)	—	—	(0.28)	20.50	31.09	0.96	0.95	1.45	176	14
SERIES II
6-30-2018[3]	21.83	0.26	(0.76)	(0.50)	—	—	—	—	21.33	(2.20)[4]	1.15[5]	1.13[5]	2.37[5]	40	16
12-31-2017	18.70	0.39	3.10	3.49	(0.36)	—	—	(0.36)	21.83	18.63	1.16	1.14	1.80	44	28
12-31-2016	17.88	0.30	1.33	1.63	(0.81)	—	—	(0.81)	18.70	9.24	1.09[6]	1.07[6]	1.67	43	23
12-31-2015	19.51	0.31	(1.59)	(1.28)	(0.35)	—	—	(0.35)	17.88	(6.61)	1.13	1.11	1.61	46	23
12-31-2014	20.43	0.41[7]	(0.97)	(0.56)	(0.36)	—	—	(0.36)	19.51	(2.80)	1.15	1.14	1.97[7]	62	17[8]
12-31-2013	15.81	0.22	4.65	4.87	(0.25)	—	—	(0.25)	20.43	30.83	1.16	1.15	1.23	34	14
SERIES NAV
6-30-2018[3]	21.90	0.29	(0.76)	(0.47)	—	—	—	—	21.43	(2.06)[4]	0.90[5]	0.88[5]	2.62[5]	45	16
12-31-2017	18.76	0.42	3.13	3.55	(0.41)	—	—	(0.41)	21.90	18.90	0.91	0.89	2.05	48	28
12-31-2016	17.94	0.40	1.27	1.67	(0.85)	—	—	(0.85)	18.76	9.47	0.84[6]	0.83[6]	2.24	42	23
12-31-2015	19.56	0.36	(1.59)	(1.23)	(0.39)	—	—	(0.39)	17.94	(6.34)	0.88	0.86	1.83	390	23
12-31-2014	20.47	0.48[7]	(0.98)	(0.50)	(0.41)	—	—	(0.41)	19.56	(2.51)	0.90	0.89	2.31[7]	474	17[8]
12-31-2013	15.85	0.27	4.64	4.91	(0.29)	—	—	(0.29)	20.47	31.03	0.91	0.90	1.50	470	14
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 7 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.08 and 0.37%, respectively. 8 Excludes merger activity.
Health Sciences Trust
SERIES I
6-30-2018[3]	25.03	(0.04)	1.96	1.92	—	—	—	—	26.95	7.67[4]	1.15[5]	1.09[5]	(0.29)[5]	109	24
12-31-2017	21.83	(0.08)	5.91	5.83	—	(2.63)	—	(2.63)	25.03	27.51	1.16	1.10	(0.31)	107	39
12-31-2016	31.92	(0.09)	(3.02)	(3.11)	(0.02)	(6.96)	—	(6.98)	21.83	(10.57)	1.10[6]	1.04[6]	(0.34)	94	27
12-31-2015	33.55	0.03	4.30	4.33	—	(5.96)	—	(5.96)	31.92	12.69	1.07	1.02	0.09	146	43
12-31-2014	29.19	(0.16)	8.98	8.82	—	(4.46)	—	(4.46)	33.55	31.83	1.07	1.02	(0.51)	135	50
12-31-2013	20.98	(0.14)	10.72	10.58	—	(2.37)	—	(2.37)	29.19	51.15	1.16	1.10	(0.54)	106	57
SERIES II
6-30-2018[3]	23.26	(0.06)	1.82	1.76	—	—	—	—	25.02	7.57[4]	1.35[5]	1.29[5]	(0.48)[5]	76	24
12-31-2017	20.48	(0.12)	5.53	5.41	—	(2.63)	—	(2.63)	23.26	27.26	1.36	1.30	(0.51)	75	39
12-31-2016	30.45	(0.14)	(2.87)	(3.01)	—	(6.96)	—	(6.96)	20.48	(10.77)	1.30[6]	1.24[6]	(0.54)	71	27
12-31-2015	32.30	(0.03)	4.14	4.11	—	(5.96)	—	(5.96)	30.45	12.49	1.27	1.22	(0.10)	102	43
12-31-2014	28.30	(0.22)	8.68	8.46	—	(4.46)	—	(4.46)	32.30	31.54	1.27	1.22	(0.71)	103	50
12-31-2013	20.43	(0.19)	10.43	10.24	—	(2.37)	—	(2.37)	28.30	50.86	1.36	1.30	(0.74)	91	57
SERIES NAV
6-30-2018[3]	25.37	(0.03)	1.98	1.95	—	—	—	—	27.32	7.69[4]	1.10[5]	1.04[5]	(0.24)[5]	114	24
12-31-2017	22.09	(0.07)	5.98	5.91	—	(2.63)	—	(2.63)	25.37	27.61	1.11	1.05	(0.26)	108	39
12-31-2016	32.20	(0.08)	(3.04)	(3.12)	(0.03)	(6.96)	—	(6.99)	22.09	(10.54)	1.06[6]	0.99[6]	(0.29)	96	27
12-31-2015	33.78	0.05	4.33	4.38	—	(5.96)	—	(5.96)	32.20	12.76	1.02	0.97	0.13	118	43
12-31-2014	29.36	(0.15)	9.03	8.88	—	(4.46)	—	(4.46)	33.78	31.85	1.02	0.97	(0.46)	101	50
12-31-2013	21.08	(0.13)	10.78	10.65	—	(2.37)	—	(2.37)	29.36	51.24	1.11	1.05	(0.49)	73	57
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.05%.

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
International Equity Index Trust
SERIES I
6-30-2018[3]	18.44	0.30[4]	(0.98)	(0.68)	—	—	—	—	17.76	(3.69)[5]	0.66[6]	0.39[6]	3.23[4,6]	391	1
12-31-2017	14.79	0.40	3.63	4.03	(0.38)	—	—	(0.38)	18.44	27.30	0.68	0.39	2.33	399	3
12-31-2016	14.54	0.39	0.25	0.64	(0.39)	—	—	(0.39)	14.79	4.45	0.65[7]	0.39[7]	2.65	277	5
12-31-2015	15.85	0.39	(1.32)	(0.93)	(0.38)	—	—	(0.38)	14.54	(5.91)	0.66	0.39	2.42	263	4
12-31-2014	17.14	0.52[8]	(1.28)	(0.76)	(0.53)	—	—	(0.53)	15.85	(4.61)	0.62	0.39	3.03[8]	277	3
12-31-2013	15.32	0.42	1.80	2.22	(0.40)	—	—	(0.40)	17.14	14.55	0.61	0.39	2.59	293	3
SERIES II
6-30-2018[3]	18.46	0.28[4]	(0.98)	(0.70)	—	—	—	—	17.76	(3.79)[5]	0.86[6]	0.59[6]	3.01[4,6]	17	1
12-31-2017	14.81	0.36	3.63	3.99	(0.34)	—	—	(0.34)	18.46	27.04	0.88	0.59	2.14	18	3
12-31-2016	14.56	0.36	0.25	0.61	(0.36)	—	—	(0.36)	14.81	4.24	0.85[7]	0.59[7]	2.47	14	5
12-31-2015	15.87	0.36	(1.32)	(0.96)	(0.35)	—	—	(0.35)	14.56	(6.11)	0.86	0.59	2.25	16	4
12-31-2014	17.16	0.50[8]	(1.30)	(0.80)	(0.49)	—	—	(0.49)	15.87	(4.80)	0.82	0.59	2.88[8]	21	3
12-31-2013	15.34	0.39	1.80	2.19	(0.37)	—	—	(0.37)	17.16	14.32	0.81	0.59	2.43	27	3
SERIES NAV
6-30-2018[3]	18.44	0.30[4]	(0.98)	(0.68)	—	—	—	—	17.76	(3.69)[5]	0.61[6]	0.34[6]	3.27[4,6]	363	1
12-31-2017	14.78	0.41	3.63	4.04	(0.38)	—	—	(0.38)	18.44	27.45	0.63	0.34	2.39	377	3
12-31-2016	14.54	0.39	0.25	0.64	(0.40)	—	—	(0.40)	14.78	4.43	0.60[7]	0.34[7]	2.70	298	5
12-31-2015	15.84	0.39	(1.30)	(0.91)	(0.39)	—	—	(0.39)	14.54	(5.80)	0.61	0.34	2.46	293	4
12-31-2014	17.13	0.54[8]	(1.29)	(0.75)	(0.54)	—	—	(0.54)	15.84	(4.57)	0.57	0.34	3.13[8]	322	3
12-31-2013	15.32	0.43	1.79	2.22	(0.41)	—	—	(0.41)	17.13	14.54	0.56	0.34	2.65	373	3
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 8 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.03 and 0.33%, respectively.
International Growth Stock Trust
SERIES I
6-30-2018[3]	18.55	0.22[4]	(1.32)	(1.10)	—	—	—	—	17.45	(5.93)[5]	0.92[6]	0.91[6]	2.42[4,6]	5	22
12-31-2017	15.43	0.24	3.13	3.37	(0.25)	—	—	(0.25)	18.55	21.86	0.93	0.92	1.35	6	28
12-31-2016	15.91	0.25	(0.46)	(0.21)	(0.27)	—	—	(0.27)	15.43	(1.31)	0.91	0.91	1.57	4	14
12-31-2015	16.58	0.23	(0.61)	(0.38)	(0.29)	—	—	(0.29)	15.91	(2.27)	0.92	0.91	1.36	3	22
12-31-2014	16.85	0.28	(0.23)	0.05	(0.32)	—	—	(0.32)	16.58	0.20	0.97	0.97	1.65	2	23
12-31-2013	14.31	0.22	2.51	2.73	(0.19)	—	—	(0.19)	16.85	19.11	0.97	0.97	1.40	3	29
SERIES II
6-30-2018[3]	18.56	0.21[4]	(1.33)	(1.12)	—	—	—	—	17.44	(6.03)[5]	1.12[6]	1.11[6]	2.27[4,6]	18	22
12-31-2017	15.44	0.20	3.13	3.33	(0.21)	—	—	(0.21)	18.56	21.63	1.13	1.12	1.17	20	28
12-31-2016	15.91	0.22	(0.45)	(0.23)	(0.24)	—	—	(0.24)	15.44	(1.45)	1.11	1.10	1.38	18	14
12-31-2015	16.60	0.21	(0.63)	(0.42)	(0.27)	—	—	(0.27)	15.91	(2.53)	1.12	1.11	1.26	20	22
12-31-2014	16.87	0.25	(0.24)	0.01	(0.28)	—	—	(0.28)	16.60	0.00	1.17	1.17	1.44	21	23
12-31-2013	14.33	0.19	2.51	2.70	(0.16)	—	—	(0.16)	16.87	18.87	1.17	1.17	1.23	23	29
SERIES NAV
6-30-2018[3]	18.56	0.23[4]	(1.33)	(1.10)	—	—	—	—	17.46	(5.93)[5]	0.87[6]	0.86[6]	2.50[4,6]	341	22
12-31-2017	15.44	0.25	3.12	3.37	(0.25)	—	—	(0.25)	18.56	21.90	0.88	0.87	1.42	370	28
12-31-2016	15.91	0.25	(0.44)	(0.19)	(0.28)	—	—	(0.28)	15.44	(1.20)	0.86	0.85	1.61	351	14
12-31-2015	16.58	0.25	(0.62)	(0.37)	(0.30)	—	—	(0.30)	15.91	(2.24)	0.87	0.86	1.52	395	22
12-31-2014	16.86	0.29	(0.25)	0.04	(0.32)	—	—	(0.32)	16.58	0.19	0.92	0.92	1.70	479	23
12-31-2013	14.31	0.23	2.51	2.74	(0.19)	—	—	(0.19)	16.86	19.19	0.92	0.92	1.47	550	29
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the portfolio invests. 5 Not annualized. 6 Annualized.

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
International Small Company Trust
SERIES I
6-30-2018[3]	15.95	0.16	(0.63)	(0.47)	—	—	—	—	15.48	(2.70)[4]	1.15[5]	1.14[5]	2.07[5]	33	10
12-31-2017	12.46	0.20	3.50	3.70	(0.21)	—	—	(0.21)	15.95	29.46	1.18	1.17	1.42	38	14
12-31-2016	12.11	0.24	0.35	0.59	(0.24)	—	—	(0.24)	12.46	4.90	0.91[6]	0.90[6]	1.96	32	12
12-31-2015	11.58	0.17	0.58	0.75	(0.22)	—	—	(0.22)	12.11	6.54	1.22	1.22	1.40	34	17
12-31-2014	12.61	0.18	(1.04)	(0.86)	(0.17)	—	—	(0.17)	11.58	(6.89)	1.19	1.18	1.46	37	20
12-31-2013	10.15	0.18	2.49	2.67	(0.21)	—	—	(0.21)	12.61	26.34	1.17	1.17	1.61	46	10
SERIES II
6-30-2018[3]	15.93	0.15	(0.63)	(0.48)	—	—	—	—	15.45	(2.77)[4]	1.35[5]	1.34[5]	1.87[5]	19	10
12-31-2017	12.45	0.18	3.48	3.66	(0.18)	—	—	(0.18)	15.93	29.17	1.38	1.37	1.22	21	14
12-31-2016	12.10	0.22	0.35	0.57	(0.22)	—	—	(0.22)	12.45	4.70	1.12[6]	1.11[6]	1.79	18	12
12-31-2015	11.57	0.15	0.59	0.74	(0.21)	—	—	(0.21)	12.10	6.39	1.42	1.42	1.21	20	17
12-31-2014	12.60	0.16	(1.04)	(0.88)	(0.15)	—	—	(0.15)	11.57	(7.10)	1.39	1.38	1.26	21	20
12-31-2013	10.15	0.16	2.48	2.64	(0.19)	—	—	(0.19)	12.60	26.02	1.37	1.37	1.42	28	10
SERIES NAV
6-30-2018[3]	15.96	0.17	(0.63)	(0.46)	—	—	—	—	15.50	(2.64)[4]	1.10[5]	1.09[5]	2.14[5]	87	10
12-31-2017	12.46	0.21	3.50	3.71	(0.21)	—	—	(0.21)	15.96	29.60	1.13	1.12	1.42	93	14
12-31-2016	12.11	0.24	0.36	0.60	(0.25)	—	—	(0.25)	12.46	4.95	0.87[6]	0.86[6]	2.00	58	12
12-31-2015	11.57	0.18	0.59	0.77	(0.23)	—	—	(0.23)	12.11	6.68	1.17	1.17	1.43	53	17
12-31-2014	12.60	0.18	(1.03)	(0.85)	(0.18)	—	—	(0.18)	11.57	(6.85)	1.14	1.13	1.44	46	20
12-31-2013	10.15	0.19	2.47	2.66	(0.21)	—	—	(0.21)	12.60	26.29	1.12	1.12	1.65	44	10
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.33%.
International Value Trust
SERIES I
6-30-2018[3]	14.33	0.19[4]	(0.69)	(0.50)	—	—	—	—	13.83	(3.42)[5]	0.91[6]	0.90[6]	2.71[4,6]	102	16
12-31-2017	12.45	0.25	1.89	2.14	(0.26)	—	—	(0.26)	14.33	17.14	0.93	0.92	1.84	113	27
12-31-2016	11.33	0.23	1.15	1.38	(0.26)	—	—	(0.26)	12.45	12.24	0.76[7]	0.75[7]	1.95	111	27[8]
12-31-2015	12.54	0.24	(1.21)	(0.97)	(0.24)	—	—	(0.24)	11.33	(7.81)	0.92	0.91	1.87	77	16
12-31-2014	14.78	0.42[9]	(2.24)	(1.82)	(0.42)	—	—	(0.42)	12.54	(12.51)	0.97	0.96	2.91[9]	95	34
12-31-2013	11.91	0.25	2.86	3.11	(0.24)	—	—	(0.24)	14.78	26.15	0.97	0.97	1.88	124	31
SERIES II
6-30-2018[3]	14.32	0.18[4]	(0.69)	(0.51)	—	—	—	—	13.81	(3.43)[5]	1.11[6]	1.10[6]	2.50[4,6]	62	16
12-31-2017	12.44	0.23	1.88	2.11	(0.23)	—	—	(0.23)	14.32	16.88	1.13	1.12	1.65	69	27
12-31-2016	11.33	0.21	1.14	1.35	(0.24)	—	—	(0.24)	12.44	11.94	0.95[7]	0.94[7]	1.83	71	27[8]
12-31-2015	12.52	0.21	(1.20)	(0.99)	(0.20)	—	—	(0.20)	11.33	(7.95)	1.12	1.11	1.69	59	16
12-31-2014	14.75	0.40[9]	(2.24)	(1.84)	(0.39)	—	—	(0.39)	12.52	(12.65)	1.17	1.16	2.74[9]	74	34
12-31-2013	11.89	0.22	2.85	3.07	(0.21)	—	—	(0.21)	14.75	25.89	1.17	1.17	1.69	102	31
SERIES NAV
6-30-2018[3]	14.22	0.19[4]	(0.68)	(0.49)	—	—	—	—	13.73	(3.38)[5]	0.86[6]	0.85[6]	2.76[4,6]	636	16
12-31-2017	12.35	0.26	1.87	2.13	(0.26)	—	—	(0.26)	14.22	17.25	0.88	0.87	1.89	686	27
12-31-2016	11.25	0.25	1.11	1.36	(0.26)	—	—	(0.26)	12.35	12.20	0.69[7]	0.68[7]	2.16	677	27[8]
12-31-2015	12.45	0.24	(1.19)	(0.95)	(0.25)	—	—	(0.25)	11.25	(7.72)	0.87	0.86	1.93	685	16
12-31-2014	14.68	0.43[9]	(2.24)	(1.81)	(0.42)	—	—	(0.42)	12.45	(12.48)	0.92	0.91	2.95[9]	868	34
12-31-2013	11.83	0.25	2.85	3.10	(0.25)	—	—	(0.25)	14.68	26.21	0.92	0.92	1.90	1,044	31
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.17%. 8 Excludes merger activity. 9 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.09 and 0.65%, respectively.

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unreal- ized gain (loss) on invest- ments ($)	Total from invest- ment opera- tions ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reduc- tions (%)	Expenses including reduc- tions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive Portfolio
SERIES I
6-30-2018[3]	15.14	0.01[4]	0.11	0.12	—	—	—	—	15.26	0.79[5]	0.46[6,7]	0.19[6,7]	0.09[4,6]	4	12
12-31-2017	12.81	0.20[4]	2.57	2.77	(0.24)	(0.20)	—	(0.44)	15.14	21.78	0.45[7]	0.21[7]	1.41[4]	4	15
12-31-2016	12.33	0.26[4]	0.90	1.16	(0.21)	(0.47)	—	(0.68)	12.81	9.55	0.47[7]	0.21[7]	2.05[4]	4	9
12-31-2015	12.78	0.24[4]	(0.44)	(0.20)	(0.22)	(0.03)	—	(0.25)	12.33	(1.56)	0.45[7]	0.22[7]	1.89[4]	3	20
12-31-2014	12.74	0.23[4]	0.47	0.70	(0.23)	(0.43)	—	(0.66)	12.78	5.42	0.61[7]	0.19[7]	1.79[4]	2	38
12-31-2013[8]	12.50	0.13[4]	0.36	0.49	(0.12)	—	(0.13)	(0.25)	12.74	3.91[5]	79.52[6,7]	0.22[6,7]	1.02[4,5]	—[9]	—[10]
SERIES II
6-30-2018[3]	15.14	(0.01)[4]	0.11	0.10	—	—	—	—	15.24	0.66[5]	0.66[6,7]	0.39[6,7]	(0.11)[4,6]	19	12
12-31-2017	12.81	0.20[4]	2.54	2.74	(0.21)	(0.20)	—	(0.41)	15.14	21.56	0.65[7]	0.41[7]	1.40[4]	20	15
12-31-2016	12.33	0.19[4]	0.95	1.14	(0.19)	(0.47)	—	(0.66)	12.81	9.35	0.67[7]	0.41[7]	1.55[4]	18	9
12-31-2015	12.78	0.19[4]	(0.41)	(0.22)	(0.20)	(0.03)	—	(0.23)	12.33	(1.75)	0.65[7]	0.42[7]	1.45[4]	17	20
12-31-2014	12.74	0.23[4]	0.44	0.67	(0.20)	(0.43)	—	(0.63)	12.78	5.21	0.81[7]	0.39[7]	1.77[4]	19	38
12-31-2013[8]	12.50	0.12[4]	0.36	0.48	(0.11)	—	(0.13)	(0.24)	12.74	3.85[5]	79.72[6,7]	0.42[6,7]	0.97[4,5]	—[9]	—[10]
SERIES NAV
6-30-2018[3]	15.14	0.01[4]	0.11	0.12	—	—	—	—	15.26	0.79[5]	0.41[6,7]	0.14[6,7]	0.19[4,6]	10	12
12-31-2017	12.81	0.28[4]	2.49	2.77	(0.24)	(0.20)	—	(0.44)	15.14	21.84	0.40[7]	0.16[7]	1.95[4]	7	15
12-31-2016	12.33	0.37[4]	0.80	1.17	(0.22)	(0.47)	—	(0.69)	12.81	9.60	0.42[7]	0.16[7]	2.95[4]	2	9
12-31-2015	12.78	0.24[4]	(0.43)	(0.19)	(0.23)	(0.03)	—	(0.26)	12.33	(1.51)	0.40[7]	0.17[7]	1.89[4]	1	20
12-31-2014	12.74	0.42[4]	0.28	0.70	(0.23)	(0.43)	—	(0.66)	12.78	5.47	0.56[7]	0.14[7]	3.16[4]	1	38
12-31-2013[8]	12.50	0.13[4]	0.36	0.49	(0.12)	—	(0.13)	(0.25)	12.74	3.92[5]	79.47[6,7]	0.17[6,7]	1.02[4,5]	—[9]	—[10]
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%–0.53%, 0.06%–0.54%, 0.08%–0.53%, 0.09%–0.53%, 0.53%–0.53% and 0.10%–0.50% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 8 Period from 11-1-13 (commencement of operations) to 12-31-13. 9 Less than $500,000. 10 Less than 1%.
Lifestyle Balanced Portfolio
SERIES I
6-30-2018[3]	14.98	(0.01)[4]	(0.03)	(0.04)	—	—	—	—	14.94	(0.27)[5]	0.12[6,7]	0.12[6,7]	(0.12)[4,6]	35	2
12-31-2017	13.78	0.33[4]	1.36	1.69	(0.33)	(0.16)	—	(0.49)	14.98	12.31	0.12[7]	0.12[7]	2.22[4]	35	6
12-31-2016	13.59	0.32[4]	0.51	0.83	(0.31)	(0.33)	—	(0.64)	13.78	6.11	0.12[7]	0.11[7]	2.31[4]	31	11
12-31-2015	14.18	0.34[4]	(0.34)	—[8]	(0.33)	(0.26)	—	(0.59)	13.59	0.05	0.12[7]	0.11[7]	2.35[4]	30	9
12-31-2014	13.95	0.42[4]	0.41	0.83	(0.34)	(0.26)	—	(0.60)	14.18	5.96	0.12[7]	0.11[7]	2.95[4]	28	27
12-31-2013[9]	13.99	0.16[4]	0.09	0.25	(0.26)	(0.03)	—	(0.29)	13.95	1.77[5]	0.14[6,7]	0.12[6,7]	1.12[4,5]	—[10]	37[11]
SERIES II
6-30-2018[3]	15.01	(0.02)[4]	(0.03)	(0.05)	—	—	—	—	14.96	(0.33)[5]	0.32[6,7]	0.32[6,7]	(0.32)[4,6]	889	2
12-31-2017	13.80	0.29[4]	1.38	1.67	(0.30)	(0.16)	—	(0.46)	15.01	12.16	0.32[7]	0.32[7]	1.97[4]	942	6
12-31-2016	13.61	0.29[4]	0.52	0.81	(0.29)	(0.33)	—	(0.62)	13.80	5.89	0.32[7]	0.31[7]	2.06[4]	909	11
12-31-2015	14.21	0.30[4]	(0.33)	(0.03)	(0.31)	(0.26)	—	(0.57)	13.61	(0.22)	0.32[7]	0.31[7]	2.11[4]	901	9
12-31-2014	13.98	0.35[4]	0.45	0.80	(0.31)	(0.26)	—	(0.57)	14.21	5.74	0.32[7]	0.31[7]	2.48[4]	932	27
12-31-2013	12.92	0.25[4]	1.38	1.63	(0.23)	(0.34)	—	(0.57)	13.98	12.68	0.35[7]	0.34[7]	1.79[4]	213	37
SERIES NAV
6-30-2018[3]	14.97	—[4,8]	(0.04)	(0.04)	—	—	—	—	14.93	(0.27)[5]	0.07[6,7]	0.07[6,7]	(0.07)[4,6]	87	2
12-31-2017	13.77	0.34[4]	1.35	1.69	(0.33)	(0.16)	—	(0.49)	14.97	12.38	0.07[7]	0.07[7]	2.40[4]	83	6
12-31-2016	13.58	0.36[4]	0.48	0.84	(0.32)	(0.33)	—	(0.65)	13.77	6.16	0.07[7]	0.06[7]	2.58[4]	63	11
12-31-2015	14.17	0.39[4]	(0.38)	0.01	(0.34)	(0.26)	—	(0.60)	13.58	0.10	0.07[7]	0.06[7]	2.76[4]	44	9
12-31-2014	13.95	0.47[4]	0.36	0.83	(0.35)	(0.26)	—	(0.61)	14.17	5.94	0.07[7]	0.06[7]	3.31[4]	30	27
12-31-2013[9]	13.99	0.21[4]	0.04	0.25	(0.26)	(0.03)	—	(0.29)	13.95	1.82[5]	0.10[6,7]	0.08[6,7]	1.49[4,5]	—[10]	37[11]
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.57%, 0.54%–0.58%, 0.53%–0.59%, 0.53%–0.59%, 0.53%–0.59% and 0.50%–0.63% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 8 Less than $0.005 per share. 9 The inception date for Series I and Series NAV shares is 11-1-13. 10 Less than $500,000. 11 Portfolio turnover is shown for the period from 1-1-13 to 12-31-13.

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unreal- ized gain (loss) on invest- ments ($)	Total from invest- ment opera- tions ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reduc- tions (%)	Expenses including reduc- tions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
SERIES I
6-30-2018[3]	13.39	(0.01)[4]	(0.12)	(0.13)	—	—	—	—	13.26	(0.97)[5]	0.16[6,7]	0.12[6,7]	(0.12)[4,6]	12	8
12-31-2017	12.91	0.34[4]	0.56	0.90	(0.34)	(0.08)	—	(0.42)	13.39	6.96	0.16[7]	0.13[7]	2.69[4]	12	12
12-31-2016	12.85	0.35[4]	0.21	0.56	(0.36)	(0.14)	—	(0.50)	12.91	4.39	0.14[7]	0.13[7]	2.65[4]	9	19
12-31-2015	13.33	0.39[4]	(0.37)	0.02	(0.36)	(0.14)	—	(0.50)	12.85	0.17	0.14[7]	0.13[7]	2.87[4]	8	17
12-31-2014	13.18	0.53[4]	0.20	0.73	(0.38)	(0.20)	—	(0.58)	13.33	5.55	0.15[7]	0.13[7]	3.96[4]	8	56
12-31-2013[8]	13.48	0.23[4]	(0.20)	0.03	(0.28)	(0.05)	—	(0.33)	13.18	0.20[5]	0.27[6,7]	0.12[6,7]	1.74[4,5]	—[9]	22[10]
SERIES II
6-30-2018[3]	13.41	(0.02)[4]	(0.13)	(0.15)	—	—	—	—	13.26	(1.12)[5]	0.36[6,7]	0.32[6,7]	(0.32)[4,6]	165	8
12-31-2017	12.93	0.30[4]	0.58	0.88	(0.32)	(0.08)	—	(0.40)	13.41	6.74	0.36[7]	0.33[7]	2.21[4]	166	12
12-31-2016	12.87	0.31[4]	0.23	0.54	(0.34)	(0.14)	—	(0.48)	12.93	4.17	0.34[7]	0.33[7]	2.37[4]	178	19
12-31-2015	13.35	0.33[4]	(0.33)	— [11]	(0.34)	(0.14)	—	(0.48)	12.87	(0.03)	0.34[7]	0.33[7]	2.44[4]	181	17
12-31-2014	13.19	0.40[4]	0.31	0.71	(0.35)	(0.20)	—	(0.55)	13.35	5.41	0.35[7]	0.33[7]	2.99[4]	188	56
12-31-2013	13.15	0.23[4]	0.28	0.51	(0.25)	(0.22)	—	(0.47)	13.19	3.86	0.43[7]	0.38[7]	1.75[4]	50	22
SERIES NAV
6-30-2018[3]	13.38	—[4]	(0.13)	(0.13)	—	—	—	—	13.25	(0.97)[5]	0.11[6,7]	0.07[6,7]	(0.07)[4,6]	4	8
12-31-2017	12.90	0.35[4]	0.56	0.91	(0.35)	(0.08)	—	(0.43)	13.38	7.01	0.11[7]	0.08[7]	2.75[4]	4	12
12-31-2016	12.85	0.61[4]	(0.05)	0.56	(0.37)	(0.14)	—	(0.51)	12.90	4.36	0.10[7]	0.08[7]	4.67[4]	3	19
12-31-2015	13.33	0.46[4]	(0.43)	0.03	(0.37)	(0.14)	—	(0.51)	12.85	0.22	0.09[7]	0.08[7]	3.44[4]	1	17
12-31-2014	13.17	0.60[4]	0.15	0.75	(0.39)	(0.20)	—	(0.59)	13.33	5.68	0.10[7]	0.08[7]	4.44[4]	—[9]	56
12-31-2013[8]	13.48	0.23[4]	(0.21)	0.02	(0.28)	(0.05)	—	(0.33)	13.17	0.18[5]	0.22[6,7]	0.08[6,7]	1.74[4,5]	—[9]	22[10]
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.57%, 0.54%–0.58%, 0.53%–0.59%, 0.53%–0.59%, 0.53%–0.59% and 0.50%–0.63% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 8 The inception date for Series I and Series NAV shares is 11-1-13. 9 Less than $500,000. 10 Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11 Less than $0.005 per share.
Lifestyle Growth Portfolio
SERIES I
6-30-2018[3]	16.41	(0.01)[4]	0.04	0.03	—	—	—	—	16.44	0.18[5]	0.12[6,7]	0.11[6,7]	(0.11)[4,6]	230	—[8]
12-31-2017	14.53	0.45[4]	1.88	2.33	(0.30)	(0.15)	—	(0.45)	16.41	16.13	0.12[7]	0.11[7]	3.34[4]	242	4[9]
12-31-2016	14.23	0.46[4]	0.56	1.02	(0.27)	(0.45)	—	(0.72)	14.53	7.23	0.11[7]	0.11[7]	3.16[4]	93	12[9]
12-31-2015	14.85	0.32[4]	(0.34)	(0.02)	(0.32)	(0.28)	—	(0.60)	14.23	(0.12)	0.11[7]	0.11[7]	2.11[4]	39	9
12-31-2014	14.51	0.39[4]	0.51	0.90	(0.32)	(0.24)	—	(0.56)	14.85	6.17	0.11[7]	0.11[7]	2.61[4]	37	18
12-31-2013[10]	14.31	0.02[4]	0.39[11]	0.41	(0.19)	(0.02)	—	(0.21)	14.51	2.88[5]	0.14[6,7]	0.12[6,7]	0.11[4,5]	4	46[12]
SERIES II
6-30-2018[3]	16.43	(0.03)[4]	0.04	0.01	—	—	—	—	16.44	0.06[5]	0.32[6,7]	0.31[6,7]	(0.31)[4,6]	6,050	—[8]
12-31-2017	14.55	0.40[4]	1.90	2.30	(0.27)	(0.15)	—	(0.42)	16.43	15.90	0.32[7]	0.31[7]	2.89[4]	6,456	4[9]
12-31-2016	14.25	0.34[4]	0.66	1.00	(0.25)	(0.45)	—	(0.70)	14.55	7.02	0.31[7]	0.31[7]	2.35[4]	2,889	12[9]
12-31-2015	14.86	0.29[4]	(0.33)	(0.04)	(0.29)	(0.28)	—	(0.57)	14.25	(0.25)	0.31[7]	0.31[7]	1.93[4]	1,904	9
12-31-2014	14.53	0.34[4]	0.52	0.86	(0.29)	(0.24)	—	(0.53)	14.86	5.88	0.31[7]	0.31[7]	2.31[4]	1,873	18
12-31-2013	12.75	0.23[4]	2.16	2.39	(0.17)	(0.44)	—	(0.61)	14.53	18.86	0.34[7]	0.34[7]	1.65[4]	297	46
SERIES NAV
6-30-2018[3]	16.40	(0.01)[4]	0.05	0.04	—	—	—	—	16.44	0.24[5]	0.07[6,7]	0.06[6,7]	(0.06)[4,6]	353	—[8]
12-31-2017	14.52	0.46[4]	1.88	2.34	(0.31)	(0.15)	—	(0.46)	16.40	16.20	0.07[7]	0.06[7]	3.61[4]	346	4[9]
12-31-2016	14.23	0.52[4]	0.50	1.02	(0.28)	(0.45)	—	(0.73)	14.52	7.21	0.06[7]	0.06[7]	3.59[4]	109	12[9]
12-31-2015	14.84	0.43[4]	(0.43)	— [13]	(0.33)	(0.28)	—	(0.61)	14.23	0.00[14]	0.06[7]	0.06[7]	2.93[4]	30	9
12-31-2014	14.50	0.75[4]	0.16	0.91	(0.33)	(0.24)	—	(0.57)	14.84	6.22	0.06[7]	0.06[7]	5.02[4]	12	18
12-31-2013[10]	14.31	0.19[4]	0.22[11]	0.41	(0.20)	(0.02)	—	(0.22)	14.50	2.86[5]	0.09[6,7]	0.08[6,7]	1.33[4,5]	—[15]	46[12]
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.57%, 0.54%–0.58%, 0.53%–0.59%, 0.53%–0.59%, 0.53%–0.59% and 0.50%–0.63% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 8 Less than 1%. 9 Excludes merger activity. 10 The inception date for Series I and Series NAV shares is 11-1-13. 11 The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 12 Portfolio turnover is shown for the period from 1-1-2013 to 12-31-13. 13 Less than $0.005 per share. 14 Less than 0.005%. 15 Less than $500,000.

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unreal- ized gain (loss) on invest- ments ($)	Total from invest- ment opera- tions ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reduc- tions (%)	Expenses including reduc- tions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
SERIES I
6-30-2018[3]	14.44	(0.01)[4]	(0.06)	(0.07)	—	—	—	—	14.37	(0.48)[5]	0.14[6,7]	0.13[6,7]	(0.13)[4,6]	10	2
12-31-2017	13.50	0.33[4]	1.07	1.40	(0.33)	(0.13)	—	(0.46)	14.44	10.43	0.14[7]	0.13[7]	2.35[4]	11	7
12-31-2016	13.37	0.34[4]	0.40	0.74	(0.33)	(0.28)	—	(0.61)	13.50	5.50	0.13[7]	0.12[7]	2.48[4]	10	14
12-31-2015	13.95	0.35[4]	(0.34)	0.01	(0.34)	(0.25)	—	(0.59)	13.37	0.10	0.13[7]	0.12[7]	2.47[4]	9	11
12-31-2014	13.82	0.43[4]	0.38	0.81	(0.36)	(0.32)	—	(0.68)	13.95	5.91	0.13[7]	0.13[7]	3.03[4]	8	38
12-31-2013[8]	13.95	0.18[4]	(0.01)	0.17	(0.26)	(0.04)	—	(0.30)	13.82	1.23[5]	0.21[6,7]	0.12[6,7]	1.34[4,5]	—[9]	36[10]
SERIES II
6-30-2018[3]	14.47	(0.02)[4]	(0.07)	(0.09)	—	—	—	—	14.38	(0.62)[5]	0.34[6,7]	0.33[6,7]	(0.33)[4,6]	282	2
12-31-2017	13.52	0.30[4]	1.08	1.38	(0.30)	(0.13)	—	(0.43)	14.47	10.28	0.34[7]	0.33[7]	2.04[4]	295	7
12-31-2016	13.39	0.29[4]	0.42	0.71	(0.30)	(0.28)	—	(0.58)	13.52	5.28	0.33[7]	0.32[7]	2.14[4]	295	14
12-31-2015	13.97	0.30[4]	(0.32)	(0.02)	(0.31)	(0.25)	—	(0.56)	13.39	(0.10)	0.33[7]	0.32[7]	2.17[4]	304	11
12-31-2014	13.85	0.37[4]	0.40	0.77	(0.33)	(0.32)	—	(0.65)	13.97	5.61	0.33[7]	0.33[7]	2.64[4]	323	38
12-31-2013	13.06	0.24[4]	1.08	1.32	(0.24)	(0.29)	—	(0.53)	13.85	10.12	0.40[7]	0.38[7]	1.75[4]	92	36
SERIES NAV
6-30-2018[3]	14.44	(0.01)[4]	(0.06)	(0.07)	—	—	—	—	14.37	(0.48)[5]	0.09[6,7]	0.08[6,7]	(0.08)[4,6]	21	2
12-31-2017	13.49	0.35[4]	1.07	1.42	(0.34)	(0.13)	—	(0.47)	14.44	10.56	0.09[7]	0.08[7]	2.59[4]	20	7
12-31-2016	13.36	0.41[4]	0.34	0.75	(0.34)	(0.28)	—	(0.62)	13.49	5.55	0.08[7]	0.08[7]	3.00[4]	14	14
12-31-2015	13.94	0.47[4]	(0.45)	0.02	(0.35)	(0.25)	—	(0.60)	13.36	0.15	0.08[7]	0.07[7]	3.36[4]	8	11
12-31-2014	13.82	0.83[4]	(0.02)	0.81	(0.37)	(0.32)	—	(0.69)	13.94	5.88	0.08[7]	0.08[7]	5.89[4]	3	38
12-31-2013[8]	13.95	0.22[4]	(0.04)	0.18	(0.27)	(0.04)	—	(0.31)	13.82	1.28[5]	0.16[6,7]	0.08[6,7]	1.60[4,5]	—[9]	36[10]
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.57%, 0.54%–0.58%, 0.53%–0.59%, 0.53%–0.59%, 0.53%–0.59% and 0.50%–0.63% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 8 The inception date for Series I and Series NAV shares is 11-1-13. 9 Less than $500,000. 10 Portfolio turnover is shown for the period from 1-1-13 to 12-31-13.
Mid Cap Index Trust
SERIES I
6-30-2018[3]	23.00	0.14	0.61	0.75	—	—	—	—	23.75	3.26[4]	0.55[5]	0.45[5]	1.20[5]	1,253	8
12-31-2017	21.32	0.24	2.95	3.19	(0.11)	(1.40)	—	(1.51)	23.00	15.81	0.56	0.45	1.07	1,277	19[6,7]
12-31-2016	19.66	0.25	3.56	3.81	(0.24)	(1.91)	—	(2.15)	21.32	20.11	0.56	0.45	1.24	805	22
12-31-2015	22.29	0.24	(0.83)	(0.59)	(0.22)	(1.82)	—	(2.04)	19.66	(2.59)	0.56	0.45	1.10	661	23
12-31-2014	21.82	0.23	1.79	2.02	(0.22)	(1.33)	—	(1.55)	22.29	9.35	0.56	0.46	1.05	679	14
12-31-2013	17.45	0.21	5.50	5.71	(0.22)	(1.12)	—	(1.34)	21.82	33.03	0.55	0.45	1.02	657	14
SERIES II
6-30-2018[3]	22.89	0.12	0.61	0.73	—	—	—	—	23.62	3.19[4]	0.75[5]	0.65[5]	1.00[5]	84	8
12-31-2017	21.24	0.19	2.93	3.12	(0.07)	(1.40)	—	(1.47)	22.89	15.51	0.76	0.65	0.85	90	19[6,7]
12-31-2016	19.58	0.21	3.56	3.77	(0.20)	(1.91)	—	(2.11)	21.24	19.92	0.76	0.65	1.03	68	22
12-31-2015	22.22	0.20	(0.84)	(0.64)	(0.18)	(1.82)	—	(2.00)	19.58	(2.80)	0.76	0.65	0.89	63	23
12-31-2014	21.76	0.19	1.77	1.96	(0.17)	(1.33)	—	(1.50)	22.22	9.12	0.76	0.66	0.84	71	14
12-31-2013	17.41	0.16	5.49	5.65	(0.18)	(1.12)	—	(1.30)	21.76	32.76	0.75	0.65	0.81	82	14
SERIES NAV
6-30-2018[3]	23.00	0.15	0.60	0.75	—	—	—	—	23.75	3.26[4]	0.50[5]	0.40[5]	1.26[5]	205	8
12-31-2017	21.32	0.24	2.96	3.20	(0.12)	(1.40)	—	(1.52)	23.00	15.86	0.51	0.40	1.10	198	19[6,7]
12-31-2016	19.65	0.26	3.57	3.83	(0.25)	(1.91)	—	(2.16)	21.32	20.17	0.51	0.40	1.30	134	22
12-31-2015	22.29	0.25	(0.84)	(0.59)	(0.23)	(1.82)	—	(2.05)	19.65	(2.54)	0.51	0.40	1.15	105	23
12-31-2014	21.82	0.25	1.78	2.03	(0.23)	(1.33)	—	(1.56)	22.29	9.40	0.51	0.41	1.11	106	14
12-31-2013	17.45	0.22	5.50	5.72	(0.23)	(1.12)	—	(1.35)	21.82	33.09	0.50	0.40	1.06	88	14
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes in-kind transactions. 7 Excludes merger activity.

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unreal- ized gain (loss) on invest- ments ($)	Total from invest- ment opera- tions ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reduc- tions (%)	Expenses including reduc- tions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock Trust
SERIES I
6-30-2018[3]	17.82	(0.04)	2.29	2.25	—	—	—	—	20.07	12.63[4]	0.92[5]	0.92[5]	(0.38)[5]	173	34[6]
12-31-2017	14.16	(0.03)	4.04	4.01	—	(0.35)	—	(0.35)	17.82	28.54	0.93	0.92	(0.16)	166	71
12-31-2016	15.17	(0.04)	0.16	0.12	—	(1.13)	—	(1.13)	14.16	0.59	0.90[7]	0.89	(0.27)	150	85
12-31-2015	18.61	(0.05)	0.55	0.50	—	(3.94)	—	(3.94)	15.17	3.00	0.92	0.91	(0.28)	170	78
12-31-2014	21.07	(0.08)	1.68	1.60	(0.02)	(4.04)	—	(4.06)	18.61	8.02	0.92	0.91	(0.37)	188	103
12-31-2013	15.68	(0.05)	5.80	5.75	(0.01)	(0.35)	—	(0.36)	21.07	36.82	0.92	0.92	(0.27)	207	116
SERIES II
6-30-2018[3]	16.87	(0.05)	2.17	2.12	—	—	—	—	18.99	12.57[4]	1.12[5]	1.12[5]	(0.58)[5]	89	34[6]
12-31-2017	13.45	(0.06)	3.83	3.77	—	(0.35)	—	(0.35)	16.87	28.26	1.13	1.12	(0.36)	85	71
12-31-2016	14.49	(0.06)	0.15	0.09	—	(1.13)	—	(1.13)	13.45	0.41	1.10[7]	1.09	(0.47)	76	85
12-31-2015	17.99	(0.08)	0.52	0.44	—	(3.94)	—	(3.94)	14.49	2.75	1.12	1.11	(0.48)	91	78
12-31-2014	20.51	(0.11)	1.63	1.52	—	(4.04)	—	(4.04)	17.99	7.82	1.12	1.11	(0.58)	99	103
12-31-2013	15.30	(0.08)	5.64	5.56	—	(0.35)	—	(0.35)	20.51	36.51	1.12	1.12	(0.47)	121	116
SERIES NAV
6-30-2018[3]	18.03	(0.03)	2.31	2.28	—	—	—	—	20.31	12.65[4]	0.87[5]	0.87[5]	(0.31)[5]	527	34[6]
12-31-2017	14.31	(0.02)	4.09	4.07	—	(0.35)	—	(0.35)	18.03	28.66	0.88	0.87	(0.12)	501	71
12-31-2016	15.32	(0.03)	0.15	0.12	—	(1.13)	—	(1.13)	14.31	0.58	0.85[7]	0.84	(0.22)	449	85
12-31-2015	18.75	(0.04)	0.55	0.51	—	(3.94)	—	(3.94)	15.32	3.04	0.87	0.86	(0.23)	506	78
12-31-2014	21.19	(0.07)	1.70	1.63	(0.03)	(4.04)	—	(4.07)	18.75	8.12	0.87	0.86	(0.32)	562	103
12-31-2013	15.77	(0.04)	5.82	5.78	(0.01)	(0.35)	—	(0.36)	21.19	36.84	0.87	0.87	(0.23)	615	116
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Mid Value Trust
SERIES I
6-30-2018[3]	11.60	0.05	0.32	0.37	—	—	—	—	11.97	3.19[4]	1.04[5]	0.99[5]	0.79 [5]	305	16
12-31-2017	11.62	0.11	1.10	1.21	(0.11)	(1.12)	—	(1.23)	11.60	11.43	1.04	0.99	0.96	312	32
12-31-2016	10.72	0.12	2.35	2.47	(0.13)	(1.44)	—	(1.57)	11.62	24.02	1.02[6]	0.96[6]	1.03	339	56
12-31-2015	13.96	0.13	(0.68)	(0.55)	(0.14)	(2.55)	—	(2.69)	10.72	(3.43)	1.04	0.98	0.99	276	47
12-31-2014	13.99	0.11	1.37	1.48	(0.10)	(1.41)	—	(1.51)	13.96	10.60	1.04	0.98	0.77	347	32
12-31-2013	11.49	0.09	3.47	3.56	(0.13)	(0.93)	—	(1.06)	13.99	31.39	1.04	0.99	0.67	347	37
SERIES II
6-30-2018[3]	11.61	0.03	0.33	0.36	—	—	—	—	11.97	3.10[4]	1.24[5]	1.19[5]	0.59 [5]	60	16
12-31-2017	11.63	0.09	1.10	1.19	(0.09)	(1.12)	—	(1.21)	11.61	11.21	1.24	1.19	0.76	62	32
12-31-2016	10.73	0.09	2.36	2.45	(0.11)	(1.44)	—	(1.55)	11.63	23.77	1.21[6]	1.16[6]	0.83	67	56
12-31-2015	13.97	0.10	(0.67)	(0.57)	(0.12)	(2.55)	—	(2.67)	10.73	(3.64)	1.24	1.18	0.79	59	47
12-31-2014	14.00	0.08	1.38	1.46	(0.08)	(1.41)	—	(1.49)	13.97	10.39	1.24	1.18	0.57	76	32
12-31-2013	11.50	0.06	3.48	3.54	(0.11)	(0.93)	—	(1.04)	14.00	31.14	1.24	1.19	0.47	86	37
SERIES NAV
6-30-2018[3]	11.53	0.05	0.33	0.38	—	—	—	—	11.91	3.30[4]	0.99[5]	0.94[5]	0.84 [5]	428	16
12-31-2017	11.56	0.11	1.10	1.21	(0.12)	(1.12)	—	(1.24)	11.53	11.46	0.99	0.94	0.99	434	32
12-31-2016	10.67	0.12	2.34	2.46	(0.13)	(1.44)	—	(1.57)	11.56	24.09	0.97[6]	0.91[6]	1.09	425	56
12-31-2015	13.91	0.13	(0.67)	(0.54)	(0.15)	(2.55)	—	(2.70)	10.67	(3.40)	0.99	0.93	1.04	408	47
12-31-2014	13.94	0.12	1.37	1.49	(0.11)	(1.41)	—	(1.52)	13.91	10.70	0.99	0.93	0.82	481	32
12-31-2013	11.45	0.09	3.47	3.56	(0.14)	(0.93)	—	(1.07)	13.94	31.47	0.99	0.94	0.72	532	37
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unreal- ized gain (loss) on invest- ments ($)	Total from invest- ment opera- tions ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reduc- tions (%)	Expenses including reduc- tions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mutual Shares Trust
SERIES I
6-30-2018[3]	6.67	0.06	(0.08)	(0.02)	—	—	—	—	6.65	(0.30)[4]	1.10[5]	1.09[5]	1.74[5]	164	12
12-31-2017	11.74	0.18	0.52	0.70	(0.66)	(5.11)	—	(5.77)	6.67	8.32	1.10	1.09	1.95	172	20
12-31-2016	11.76	0.28	1.56	1.84	(0.76)	(1.10)	—	(1.86)	11.74	16.71	1.06	1.05	2.35	173	26
12-31-2015	14.02	0.24	(0.90)	(0.66)	(0.29)	(1.31)	—	(1.60)	11.76	(4.68)	1.06	1.05	1.74	172	22
12-31-2014	13.75	0.37[6]	0.63	1.00	(0.47)	(0.26)	—	(0.73)	14.02	7.21	1.03	1.03	2.62[6]	200	19
12-31-2013	10.86	0.20	2.87	3.07	(0.18)	—	—	(0.18)	13.75	28.32	1.03	1.02	1.63	220	27
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.10 and 0.74%, respectively.
Real Estate Securities Trust
SERIES I
6-30-2018[3]	19.71	0.25	(0.03)	0.22	—	—	—	—	19.93	1.12[4]	0.81[5]	0.80[5]	2.71[5]	72	88
12-31-2017	18.65	0.40	0.76	1.16	(0.10)	—	—	(0.10)	19.71	6.24	0.81	0.80	2.08	77	166
12-31-2016	18.08	0.44	0.78	1.22	(0.65)	—	—	(0.65)	18.65	6.92	0.74[6]	0.74[6]	2.32	85	147
12-31-2015	17.95	0.36	0.11	0.47	(0.34)	—	—	(0.34)	18.08	2.68	0.79	0.79	2.02	90	152
12-31-2014	13.84	0.30	4.08	4.38	(0.27)	—	—	(0.27)	17.95	31.73	0.79	0.79	1.88	104	131
12-31-2013	14.13	0.30	(0.31)	(0.01)	(0.28)	—	—	(0.28)	13.84	(0.10)	0.80	0.79	2.02	83	104
SERIES II
6-30-2018[3]	19.74	0.23	(0.03)	0.20	—	—	—	—	19.94	1.01[4]	1.01[5]	1.00[5]	2.50[5]	41	88
12-31-2017	18.68	0.36	0.77	1.13	(0.07)	—	—	(0.07)	19.74	6.06	1.01	1.00	1.88	45	166
12-31-2016	18.11	0.40	0.78	1.18	(0.61)	—	—	(0.61)	18.68	6.69	0.94[6]	0.93[6]	2.11	51	147
12-31-2015	17.97	0.32	0.13	0.45	(0.31)	—	—	(0.31)	18.11	2.46	0.99	0.99	1.80	55	152
12-31-2014	13.86	0.27	4.08	4.35	(0.24)	—	—	(0.24)	17.97	31.52	0.99	0.99	1.65	66	131
12-31-2013	14.16	0.27	(0.32)	(0.05)	(0.25)	—	—	(0.25)	13.86	(0.38)	1.00	0.99	1.80	58	104
SERIES NAV
6-30-2018[3]	19.59	0.26	(0.04)	0.22	—	—	—	—	19.81	1.12[4]	0.76[5]	0.75[5]	2.77[5]	236	88
12-31-2017	18.53	0.41	0.76	1.17	(0.11)	—	—	(0.11)	19.59	6.26	0.76	0.75	2.15	254	166
12-31-2016	17.97	0.45	0.77	1.22	(0.66)	—	—	(0.66)	18.53	6.96	0.69[6]	0.69[6]	2.37	267	147
12-31-2015	17.84	0.38	0.10	0.48	(0.35)	—	—	(0.35)	17.97	2.80	0.74	0.74	2.12	271	152
12-31-2014	13.76	0.31	4.05	4.36	(0.28)	—	—	(0.28)	17.84	31.75	0.74	0.74	1.93	283	131
12-31-2013	14.05	0.31	(0.31)	— [7]	(0.29)	—	—	(0.29)	13.76	(0.05)	0.75	0.74	2.10	224	104
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.06%. 7 Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
Science & Technology Trust
SERIES I
6-30-2018[3]	29.97	(0.05)	4.40	4.35	—	—	—	—	34.32	14.51[4]	1.12[5]	1.07[5]	(0.31)[5]	732	60
12-31-2017	22.48	(0.09)	9.17	9.08	(0.02)	(1.57)	—	(1.59)	29.97	41.13	1.12	1.08	(0.34)	617	91
12-31-2016	23.78	0.02	1.99	2.01	—	(3.31)	—	(3.31)	22.48	8.39	1.12[6]	1.07[6]	0.09	425	111
12-31-2015	27.08	(0.08)	1.43	1.35	—	(4.65)	—	(4.65)	23.78	6.69	1.12	1.07	(0.32)	437	118
12-31-2014	24.73	(0.07)	3.25	3.18	—	(0.83)	—	(0.83)	27.08	12.89	1.11	1.07	(0.29)	420	100
12-31-2013	17.23	(0.03)	7.53	7.50	—	—	—	—	24.73	43.53	1.13	1.10	(0.15)	375	105
SERIES II
6-30-2018[3]	28.79	(0.08)	4.23	4.15	—	—	—	—	32.94	14.41[4]	1.32[5]	1.27[5]	(0.51)[5]	62	60
12-31-2017	21.68	(0.14)	8.82	8.68	—	(1.57)	—	(1.57)	28.79	40.81	1.32	1.28	(0.54)	53	91
12-31-2016	23.09	(0.02)	1.92	1.90	—	(3.31)	—	(3.31)	21.68	8.15	1.32[6]	1.27[6]	(0.11)	42	111
12-31-2015	26.48	(0.13)	1.39	1.26	—	(4.65)	—	(4.65)	23.09	6.49	1.32	1.27	(0.52)	45	118
12-31-2014	24.24	(0.12)	3.19	3.07	—	(0.83)	—	(0.83)	26.48	12.70	1.31	1.27	(0.49)	48	100
12-31-2013	16.92	(0.07)	7.39	7.32	—	—	—	—	24.24	43.26	1.33	1.30	(0.35)	49	105
SERIES NAV
6-30-2018[3]	30.26	(0.04)	4.44	4.40	—	—	—	—	34.66	14.54[4]	1.07[5]	1.02[5]	(0.26)[5]	60	60
12-31-2017	22.68	(0.08)	9.26	9.18	(0.03)	(1.57)	—	(1.60)	30.26	41.21	1.07	1.03	(0.29)	48	91
12-31-2016	23.96	0.03	2.00	2.03	—	(3.31)	—	(3.31)	22.68	8.41	1.07[6]	1.02[6]	0.14	34	111
12-31-2015	27.23	(0.07)	1.45	1.38	—	(4.65)	—	(4.65)	23.96	6.77	1.07	1.02	(0.27)	29	118
12-31-2014	24.85	(0.06)	3.27	3.21	—	(0.83)	—	(0.83)	27.23	12.95	1.06	1.02	(0.24)	23	100
12-31-2013	17.31	(0.02)	7.56	7.54	—	—	—	—	24.85	43.56	1.08	1.05	(0.10)	19	105
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Small Cap Index Trust
SERIES I
6-30-2018[3]	16.09	0.08	1.11	1.19	—	—	—	—	17.28	7.40[4]	0.57[5]	0.52[5]	0.93[5]	444	17
12-31-2017	14.74	0.15	1.89	2.04	(0.07)	(0.62)	—	(0.69)	16.09	14.39	0.58	0.52	0.97	416	22
12-31-2016	13.28	0.16	2.51	2.67	(0.15)	(1.06)	—	(1.21)	14.74	20.98	0.58	0.52	1.18	366	22
12-31-2015	15.40	0.16	(0.87)	(0.71)	(0.15)	(1.26)	—	(1.41)	13.28	(4.58)	0.58	0.52	1.06	286	19
12-31-2014	15.83	0.14	0.55	0.69	(0.14)	(0.98)	—	(1.12)	15.40	4.59	0.57	0.52	0.93	302	20
12-31-2013	12.39	0.15	4.57	4.72	(0.22)	(1.06)	—	(1.28)	15.83	38.58	0.57	0.52	1.03	317	17
SERIES II
6-30-2018[3]	16.00	0.06	1.11	1.17	—	—	—	—	17.17	7.31[4]	0.77[5]	0.72[5]	0.73[5]	42	17
12-31-2017	14.66	0.11	1.89	2.00	(0.04)	(0.62)	—	(0.66)	16.00	14.18	0.78	0.72	0.75	42	22
12-31-2016	13.22	0.13	2.50	2.63	(0.13)	(1.06)	—	(1.19)	14.66	20.70	0.78	0.72	0.98	45	22
12-31-2015	15.34	0.13	(0.87)	(0.74)	(0.12)	(1.26)	—	(1.38)	13.22	(4.79)	0.78	0.72	0.85	40	19
12-31-2014	15.77	0.11	0.55	0.66	(0.11)	(0.98)	—	(1.09)	15.34	4.41	0.77	0.72	0.72	52	20
12-31-2013	12.35	0.12	4.55	4.67	(0.19)	(1.06)	—	(1.25)	15.77	38.31	0.77	0.72	0.81	64	17
SERIES NAV
6-30-2018[3]	16.10	0.08	1.12	1.20	—	—	—	—	17.30	7.45[4]	0.52[5]	0.47[5]	0.99[5]	157	17
12-31-2017	14.75	0.16	1.89	2.05	(0.08)	(0.62)	—	(0.70)	16.10	14.43	0.53	0.47	1.02	137	22
12-31-2016	13.29	0.17	2.51	2.68	(0.16)	(1.06)	—	(1.22)	14.75	21.01	0.53	0.47	1.23	115	22
12-31-2015	15.42	0.17	(0.88)	(0.71)	(0.16)	(1.26)	—	(1.42)	13.29	(4.59)	0.53	0.47	1.12	87	19
12-31-2014	15.84	0.15	0.56	0.71	(0.15)	(0.98)	—	(1.13)	15.42	4.71	0.52	0.47	1.00	95	20
12-31-2013	12.39	0.16	4.57	4.73	(0.22)	(1.06)	—	(1.28)	15.84	38.72	0.52	0.47	1.08	76	17
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized.

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
Small Cap Opportunities Trust
SERIES I
6-30-2018[3]	32.01	0.03	1.63	1.66	—	—	—	—	33.67	5.19[4]	1.14[5]	0.96[5]	0.20[5]	96	10
12-31-2017	31.06	0.09	3.08	3.17	(0.13)	(2.09)	—	(2.22)	32.01	11.07	1.10	1.02	0.29	97	41
12-31-2016	28.76	0.12	5.16	5.28	(0.14)	(2.84)	—	(2.98)	31.06	19.47	1.08[6]	0.99[6]	0.43	99	32
12-31-2015	31.56	0.12	(1.75)	(1.63)	(0.03)	(1.14)	—	(1.17)	28.76	(5.17)	1.10	1.00	0.39	94	25
12-31-2014	30.84	0.02	0.71	0.73	(0.01)	—	—	(0.01)	31.56	2.38	1.10	1.00	0.08	112	40
12-31-2013	22.13	0.01	8.87	8.88	(0.17)	—	—	(0.17)	30.84	40.16	1.11	1.02	0.05	131	22
SERIES II
6-30-2018[3]	31.48	—	1.59	1.59	—	—	—	—	33.07	5.05[4]	1.34[5]	1.16[5]	—[5]	38	10
12-31-2017	30.58	0.03	3.04	3.07	(0.08)	(2.09)	—	(2.17)	31.48	10.86	1.30	1.22	0.09	39	41
12-31-2016	28.35	0.07	5.08	5.15	(0.08)	(2.84)	—	(2.92)	30.58	19.25	1.28[6]	1.19[6]	0.23	39	32
12-31-2015	31.16	0.06	(1.73)	(1.67)	—	(1.14)	—	(1.14)	28.35	(5.34)	1.30	1.20	0.19	39	25
12-31-2014	30.51	(0.04)	0.69	0.65	—	—	—	—	31.16	2.13	1.30	1.20	(0.12)	46	40
12-31-2013	21.90	(0.04)	8.78	8.74	(0.13)	—	—	(0.13)	30.51	39.92	1.31	1.22	(0.17)	57	22
SERIES NAV
6-30-2018[3]	31.85	0.04	1.61	1.65	—	—	—	—	33.50	5.18[4]	1.09[5]	0.91[5]	0.25[5]	30	10
12-31-2017	30.90	0.11	3.08	3.19	(0.15)	(2.09)	—	(2.24)	31.85	11.19	1.05	0.97	0.34	29	41
12-31-2016	28.63	0.14	5.13	5.27	(0.16)	(2.84)	—	(3.00)	30.90	19.51	1.03[6]	0.94[6]	0.48	85	32
12-31-2015	31.42	0.14	(1.75)	(1.61)	(0.04)	(1.14)	—	(1.18)	28.63	(5.12)	1.05	0.95	0.44	86	25
12-31-2014	30.70	0.04	0.70	0.74	(0.02)	—	—	(0.02)	31.42	2.43	1.05	0.95	0.14	124	40
12-31-2013	22.02	0.02	8.84	8.86	(0.18)	—	—	(0.18)	30.70	40.27	1.06	0.97	0.08	125	22
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Small Cap Stock Trust
SERIES I
6-30-2018[3]	10.13	(0.03)	1.18	1.15	—	—	—	—	11.28	11.35[4]	1.11[5]	1.10[5]	(0.56)[5]	102	47
12-31-2017	8.01	(0.06)	2.18	2.12	—	—	—	—	10.13	26.47	1.13	1.12	(0.61)	89	102
12-31-2016	8.61	(0.02)	0.20	0.18	—	(0.78)	—	(0.78)	8.01	2.29	1.09[6]	1.08[6]	(0.28)	79	95
12-31-2015	11.68	(0.05)	(0.87)	(0.92)	—	(2.15)	—	(2.15)	8.61	(8.85)	1.14	1.13	(0.46)	96	87
12-31-2014	12.82	(0.10)	1.00	0.90	—	(2.04)	—	(2.04)	11.68	7.57	1.14	1.13	(0.81)	117	83
12-31-2013	9.29	(0.08)	4.13	4.05	—	(0.52)	—	(0.52)	12.82	44.08	1.15	1.15	(0.71)	128	114
SERIES II
6-30-2018[3]	9.66	(0.04)	1.12	1.08	—	—	—	—	10.74	11.18[4]	1.31[5]	1.30[5]	(0.76)[5]	34	47
12-31-2017	7.65	(0.07)	2.08	2.01	—	—	—	—	9.66	26.27	1.33	1.32	(0.81)	31	102
12-31-2016	8.27	(0.04)	0.20	0.16	—	(0.78)	—	(0.78)	7.65	2.14	1.29[6]	1.28[6]	(0.47)	28	95
12-31-2015	11.33	(0.07)	(0.84)	(0.91)	—	(2.15)	—	(2.15)	8.27	(9.06)	1.34	1.33	(0.66)	32	87
12-31-2014	12.52	(0.12)	0.97	0.85	—	(2.04)	—	(2.04)	11.33	7.34	1.34	1.33	(1.01)	35	83
12-31-2013	9.10	(0.10)	4.04	3.94	—	(0.52)	—	(0.52)	12.52	43.79	1.35	1.35	(0.91)	46	114
SERIES NAV
6-30-2018[3]	10.25	(0.03)	1.19	1.16	—	—	—	—	11.41	11.32[4]	1.06[5]	1.05[5]	(0.51)[5]	342	47
12-31-2017	8.09	(0.05)	2.21	2.16	—	—	—	—	10.25	26.70	1.08	1.07	(0.56)	335	102
12-31-2016	8.69	(0.02)	0.20	0.18	—	(0.78)	—	(0.78)	8.09	2.27	1.04[6]	1.03[6]	(0.22)	267	95
12-31-2015	11.76	(0.04)	(0.88)	(0.92)	—	(2.15)	—	(2.15)	8.69	(8.78)	1.09	1.08	(0.40)	297	87
12-31-2014	12.89	(0.09)	1.00	0.91	—	(2.04)	—	(2.04)	11.76	7.60	1.09	1.08	(0.76)	350	83
12-31-2013	9.33	(0.07)	4.15	4.08	—	(0.52)	—	(0.52)	12.89	44.21	1.10	1.10	(0.66)	393	114
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
Small Cap Value Trust
SERIES I
6-30-2018[3]	20.25	0.06	0.69	0.75	—	—	—	—	21.00	3.70[4]	1.12[5]	1.12[5]	0.64[5]	283	6
12-31-2017	21.51	0.23	0.36	0.59	(0.19)	(1.66)	—	(1.85)	20.25	3.73	1.13	1.12	1.10	309	19
12-31-2016	20.30	0.14	4.14	4.28	(0.14)	(2.93)	—	(3.07)	21.51	22.67	1.10[6]	1.10[6]	0.69	373	16
12-31-2015	24.61	0.12	(0.62)	(0.50)	(0.10)	(3.71)	—	(3.81)	20.30	(1.36)	1.12	1.11	0.51	323	22
12-31-2014	26.09	0.16[7]	1.55	1.71	(0.16)	(3.03)	—	(3.19)	24.61	7.18	1.12	1.12	0.63[7]	349	22
12-31-2013	20.70	0.06	6.79	6.85	(0.13)	(1.33)	—	(1.46)	26.09	33.32	1.13	1.12	0.23	376	24
SERIES II
6-30-2018[3]	20.13	0.04	0.69	0.73	—	—	—	—	20.86	3.63[4]	1.32[5]	1.32[5]	0.44[5]	33	6
12-31-2017	21.40	0.19	0.35	0.54	(0.15)	(1.66)	—	(1.81)	20.13	3.50	1.33	1.32	0.89	35	19
12-31-2016	20.21	0.10	4.12	4.22	(0.10)	(2.93)	—	(3.03)	21.40	22.45	1.30[6]	1.29[6]	0.49	41	16
12-31-2015	24.52	0.07	(0.62)	(0.55)	(0.05)	(3.71)	—	(3.76)	20.21	(1.57)	1.32	1.31	0.30	36	22
12-31-2014	26.01	0.11[7]	1.54	1.65	(0.11)	(3.03)	—	(3.14)	24.52	6.96	1.32	1.32	0.43[7]	43	22
12-31-2013	20.66	0.01	6.77	6.78	(0.10)	(1.33)	—	(1.43)	26.01	33.00	1.33	1.32	0.03	49	24
SERIES NAV
6-30-2018[3]	20.18	0.07	0.69	0.76	—	—	—	—	20.94	3.77[4]	1.07[5]	1.07[5]	0.70[5]	304	6
12-31-2017	21.44	0.23	0.37	0.60	(0.20)	(1.66)	—	(1.86)	20.18	3.79	1.08	1.07	1.12	312	19
12-31-2016	20.25	0.15	4.12	4.27	(0.15)	(2.93)	—	(3.08)	21.44	22.68	1.05[6]	1.05[6]	0.74	313	16
12-31-2015	24.56	0.13	(0.62)	(0.49)	(0.11)	(3.71)	—	(3.82)	20.25	(1.31)	1.07	1.06	0.56	292	22
12-31-2014	26.04	0.17[7]	1.55	1.72	(0.17)	(3.03)	—	(3.20)	24.56	7.25	1.07	1.07	0.68[7]	330	22
12-31-2013	20.67	0.07	6.77	6.84	(0.14)	(1.33)	—	(1.47)	26.04	33.33	1.08	1.07	0.28	371	24
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.02%. 7 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.06 and 0.22%, respectively.
Small Company Value Trust
SERIES I
6-30-2018[3]	20.86	0.03	0.67	0.70	—	—	—	—	21.56	3.36[4]	1.15[5]	1.09[5]	0.30[5]	64	13
12-31-2017	22.06	0.07	2.07	2.14	(0.05)	(3.29)	—	(3.34)	20.86	11.49	1.15	1.09	0.34	66	19
12-31-2016	19.68	0.17	5.72	5.89	(0.15)	(3.36)	—	(3.51)	22.06	32.32	1.12[6]	1.06[6]	0.83	72	24
12-31-2015	24.72	0.20	(1.61)	(1.41)	(0.30)	(3.33)	—	(3.63)	19.68	(5.60)	1.13	1.07	0.86	60	35
12-31-2014	25.26	0.14	(0.12)	0.02	(0.01)	(0.55)	—	(0.56)	24.72	0.11	1.12	1.06	0.55	74	16
12-31-2013	19.50	0.07	6.08	6.15	(0.39)	—	—	(0.39)	25.26	31.61	1.13	1.07	0.32	88	7
SERIES II
6-30-2018[3]	20.43	0.01	0.66	0.67	—	—	—	—	21.10	3.28[4]	1.35[5]	1.29[5]	0.10[5]	52	13
12-31-2017	21.71	0.03	2.02	2.05	(0.04)	(3.29)	—	(3.33)	20.43	11.26	1.35	1.29	0.14	55	19
12-31-2016	19.42	0.13	5.63	5.76	(0.11)	(3.36)	—	(3.47)	21.71	32.05	1.32[6]	1.26[6]	0.63	58	24
12-31-2015	24.40	0.15	(1.58)	(1.43)	(0.22)	(3.33)	—	(3.55)	19.42	(5.79)	1.33	1.27	0.66	49	35
12-31-2014	24.99	0.08	(0.12)	(0.04)	—	(0.55)	—	(0.55)	24.40	(0.12)	1.32	1.26	0.34	61	16
12-31-2013	19.32	0.03	6.02	6.05	(0.38)	—	—	(0.38)	24.99	31.41	1.33	1.27	0.12	75	7
SERIES NAV
6-30-2018[3]	20.81	0.04	0.66	0.70	—	—	—	—	21.51	3.36[4]	1.10[5]	1.04[5]	0.35[5]	172	13
12-31-2017	22.00	0.08	2.07	2.15	(0.05)	(3.29)	—	(3.34)	20.81	11.58	1.10	1.04	0.39	178	19
12-31-2016	19.64	0.17	5.71	5.88	(0.16)	(3.36)	—	(3.52)	22.00	32.33	1.07[6]	1.01[6]	0.86	156	24
12-31-2015	24.69	0.21	(1.60)	(1.39)	(0.33)	(3.33)	—	(3.66)	19.64	(5.51)	1.08	1.02	0.91	187	35
12-31-2014	25.22	0.15	(0.12)	0.03	(0.01)	(0.55)	—	(0.56)	24.69	0.14	1.07	1.01	0.60	224	16
12-31-2013	19.46	0.09	6.06	6.15	(0.39)	—	—	(0.39)	25.22	31.68	1.08	1.02	0.38	259	7
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
Strategic Equity Allocation Trust
SERIES NAV
6-30-2018[3]	19.88	0.21	(0.02)	0.19	—	—	—	—	20.07	0.96[4]	0.66[5]	0.53[5]	2.05[5]	10,813	2
12-31-2017	16.86	0.32	3.31	3.63	(0.34)	(0.27)	—	(0.61)	19.88	21.77	0.66	0.54	1.72	11,485	5
12-31-2016	16.09	0.32	1.08	1.40	(0.29)	(0.34)	—	(0.63)	16.86	8.81	0.67	0.53	1.96	11,117	18
12-31-2015	17.14	0.31	(0.39)	(0.08)	(0.32)	(0.65)	—	(0.97)	16.09	(0.35)	0.67	0.53	1.83	9,945	7
12-31-2014	16.85	0.33	0.75	1.08	(0.32)	(0.47)	—	(0.79)	17.14	6.40	0.66	0.52	1.92	11,176	13
12-31-2013	13.27	0.27	3.60	3.87	(0.25)	(0.04)	—	(0.29)	16.85	29.23	0.66	0.50	1.77	11,162	19
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized.
Total Stock Market Index Trust
SERIES I
6-30-2018[3]	22.39	0.16	0.54	0.70	—	—	—	—	23.09	3.13[4]	0.57[5]	0.49[5]	1.44[5]	569	1
12-31-2017	19.21	0.31	3.58	3.89	(0.28)	(0.43)	—	(0.71)	22.39	20.59	0.57	0.53	1.48	584	6[6]
12-31-2016	17.61	0.29	1.87	2.16	(0.26)	(0.30)	—	(0.56)	19.21	12.38	0.57	0.57	1.61	473	3
12-31-2015	18.53	0.26	(0.40)	(0.14)	(0.24)	(0.54)	—	(0.78)	17.61	(0.64)	0.57	0.56	1.41	440	4
12-31-2014	17.08	0.24	1.71	1.95	(0.21)	(0.29)	—	(0.50)	18.53	11.47	0.57	0.56	1.38	465	5
12-31-2013	13.15	0.21	4.16	4.37	(0.22)	(0.22)	—	(0.44)	17.08	33.39	0.56	0.56	1.38	424	3
SERIES II
6-30-2018[3]	22.31	0.14	0.53	0.67	—	—	—	—	22.98	3.00[4]	0.77[5]	0.69[5]	1.24[5]	43	1
12-31-2017	19.15	0.27	3.56	3.83	(0.24)	(0.43)	—	(0.67)	22.31	20.33	0.77	0.73	1.28	45	6[6]
12-31-2016	17.56	0.25	1.87	2.12	(0.23)	(0.30)	—	(0.53)	19.15	12.15	0.77	0.77	1.41	36	3
12-31-2015	18.48	0.22	(0.40)	(0.18)	(0.20)	(0.54)	—	(0.74)	17.56	(0.83)	0.77	0.76	1.20	35	4
12-31-2014	17.03	0.21	1.71	1.92	(0.18)	(0.29)	—	(0.47)	18.48	11.30	0.77	0.76	1.17	42	5
12-31-2013	13.12	0.18	4.14	4.32	(0.19)	(0.22)	—	(0.41)	17.03	33.09	0.76	0.76	1.19	44	3
SERIES NAV
6-30-2018[3]	22.38	0.17	0.54	0.71	—	—	—	—	23.09	3.17[4]	0.52[5]	0.44[5]	1.48[5]	151	1
12-31-2017	19.20	0.32	3.58	3.90	(0.29)	(0.43)	—	(0.72)	22.38	20.65	0.52	0.48	1.53	165	6[6]
12-31-2016	17.61	0.30	1.86	2.16	(0.27)	(0.30)	—	(0.57)	19.20	12.38	0.52	0.52	1.67	132	3
12-31-2015	18.52	0.27	(0.39)	(0.12)	(0.25)	(0.54)	—	(0.79)	17.61	(0.53)	0.52	0.51	1.46	99	4
12-31-2014	17.08	0.25	1.70	1.95	(0.22)	(0.29)	—	(0.51)	18.52	11.46	0.52	0.51	1.43	95	5
12-31-2013	13.15	0.22	4.16	4.38	(0.23)	(0.22)	—	(0.45)	17.08	33.45	0.51	0.51	1.44	88	3
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
			Net
			realized
			and
			unreal-	Total
			ized	from
	Net asset	Net	gain	invest-							Expenses	Expenses	Net	Net
	value,	investment	(loss)	ment	From net	From net	From tax	Total	Net asset		before	including	investment	assets,
	beginning	income	on invest-	opera-	investment	realized	return	distribu-	value, end	Total	reduc-	reduc-	income	end of	Portfolio
Period	of period	(loss)	ments	tions	income	gain	of capital	tions	of period	return	tions	tions	(loss)	period (in	turnover
ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)[2]	(%)	(%)	(%)	millions)	(%)
Utilities Trust
SERIES I
6-30-2018[3]	14.12	0.24	0.09	0.33	—	—	—	—	14.45	2.34[4]	0.94[5]	0.93[5]	3.43[5]	230	11
12-31-2017	12.60	0.40	1.46	1.86	(0.34)	—	—	(0.34)	14.12	14.74	0.94	0.93	2.90	260	26
12-31-2016	12.05	0.39	0.99	1.38	(0.60)	(0.23)	—	(0.83)	12.60	11.36	0.89[6]	0.88[6]	3.00	278	31
12-31-2015	16.27	0.38	(2.66)	(2.28)	(0.46)	(1.48)	—	(1.94)	12.05	(14.76)	0.92	0.92	2.51	298	37
12-31-2014	15.44	0.49[7]	1.48	1.97	(0.51)	(0.63)	—	(1.14)	16.27	12.59	0.93	0.92	2.93[7]	441	53
12-31-2013	13.06	0.48	2.20	2.68	(0.30)	—	—	(0.30)	15.44	20.57	0.95	0.95	3.25	416	58
SERIES II
6-30-2018[3]	13.97	0.22	0.10	0.32	—	—	—	—	14.29	2.29[4]	1.14[5]	1.13[5]	3.24[5]	13	11
12-31-2017	12.47	0.37	1.44	1.81	(0.31)	—	—	(0.31)	13.97	14.52	1.14	1.13	2.70	15	26
12-31-2016	11.93	0.36	0.98	1.34	(0.57)	(0.23)	—	(0.80)	12.47	11.16	1.09	1.08	2.80	15	31
12-31-2015	16.14	0.34	(2.64)	(2.30)	(0.43)	(1.48)	—	(1.91)	11.93	(15.02)	1.12	1.12	2.30	15	37
12-31-2014	15.32	0.46[7]	1.47	1.93	(0.48)	(0.63)	—	(1.11)	16.14	12.41	1.13	1.12	2.79[7]	23	53
12-31-2013	12.96	0.41	2.22	2.63	(0.27)	—	—	(0.27)	15.32	20.35	1.15	1.15	2.81	25	58
SERIES NAV
6-30-2018[3]	14.10	0.24	0.09	0.33	—	—	—	—	14.43	2.34[4]	0.89[5]	0.88[5]	3.50[5]	29	11
12-31-2017	12.58	0.41	1.45	1.86	(0.34)	—	—	(0.34)	14.10	14.82	0.89	0.88	2.95	30	26
12-31-2016	12.03	0.39	0.99	1.38	(0.60)	(0.23)	—	(0.83)	12.58	11.43	0.84	0.84	3.02	28	31
12-31-2015	16.26	0.39	(2.67)	(2.28)	(0.47)	(1.48)	—	(1.95)	12.03	(14.79)	0.87	0.87	2.58	30	37
12-31-2014	15.42	0.50[7]	1.49	1.99	(0.52)	(0.63)	—	(1.15)	16.26	12.72	0.88	0.87	2.98[7]	40	53
12-31-2013	13.04	0.45	2.24	2.69	(0.31)	—	—	(0.31)	15.42	20.65	0.90	0.90	3.06	32	58
1 Based on average daily shares outstanding. 2 Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-18. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 7 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.09 and 0.52%, respectively.

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust), is a no load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (portfolios), thirty nine of which are presented in this report.

American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

Effective on April 27, 2018, Alpha Opportunities Trust merged into Mid Cap Stock Trust.

Effective on May 1, 2018, Small Cap Growth Trust changed its name to Small Cap Stock Trust.

The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by the portfolios are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Emerging Markets Value Trust, Financial Industries Trust and International Equity Index Trust where series NAV shares are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES  The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Except for investments in exchange-traded funds, investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

101

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As of June 30, 2018, for American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Moderate Portfolio, Real Estate Securities Trust and Small Company Value Trust, all investments are categorized as Level 1 under the hierarchy described above.

As of June 30, 2018, for 500 Index Trust and Mid Cap Index Trust, all investments, including futures, are categorized as Level 1 except repurchase agreements and U.S. Government Agency, which are categorized as Level 2.

As of June 30, 2018, for Fundamental All Cap Core Trust, all investments are categorized as Level 1 except U.S. Government Agency, which are categorized as Level 2.

The following is a summary of the values by input classification of the remaining portfolios’ investments as of June 30, 2018, by major security category or type:

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$414,099,103	$414,099,103	—	—
Consumer staples	1,970,247	1,970,247	—	—
Financials	160,356,365	160,356,365	—	—
Health care	292,138,548	292,138,548	—	—
Industrials	156,407,867	156,407,867	—	—
Information technology	779,799,142	742,373,625	$37,425,517	—
Materials	10,473,332	10,473,332	—	—
Real estate	4,637,214	4,637,214	—	—
Utilities	5,141,440	5,141,440	—	—
Securities lending collateral	24,946,260	24,946,260	—	—
Short-term investments	11,712,148	11,712,148	—	—
Total investments in securities	$1,861,681,666	$1,824,256,149	$37,425,517	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$233,142,472	$214,003,245	$19,139,227	—
Consumer staples	51,624,874	51,624,874	—	—
Energy	11,980,557	11,980,557	—	—
Financials	43,213,258	43,213,258	—	—
Health care	83,618,643	83,618,643	—	—
Industrials	66,075,919	66,075,919	—	—
Information technology	537,833,646	502,195,294	35,638,352	—
Materials	9,400,739	9,400,739	—	—
Securities lending collateral	21,028,393	21,028,393	—	—
Short-term investments	20,120,179	20,120,179	—	—
Total investments in securities	$1,078,038,680	$1,023,261,101	$54,777,579	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$29,397,578	$29,397,578	—	—
Consumer staples	23,080,905	23,080,905	—	—
Energy	5,290,581	4,451,473	$839,108	—
Financials	28,310,450	28,310,450	—	—
Health care	54,112,056	54,112,056	—	—
Industrials	23,270,686	23,270,686	—	—
Information technology	70,930,554	70,825,330	105,224	—
Materials	941,079	941,079	—	—
Real estate	7,200,282	7,200,282	—	—
Utilities	27,446,047	27,446,047	—	—
Preferred securities	15,044,526	15,044,526	—	—
U.S. Government and Agency obligations	16,415,299	—	16,415,299	—
Corporate bonds	64,022,022	—	64,022,022	—
Term loans	8,994,387	—	8,994,387	—
Asset backed securities	1,726,663	—	1,726,663	—
Securities lending collateral	4,255,500	4,255,500	—	—
Short-term investments	12,043,416	9,904,416	2,139,000	—
Total investments in securities	$392,482,031	$298,240,328	$94,241,703	—

102

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Trust (continued)
Derivatives:
Liabilities
Written options	($1,880,106)	—	($1,880,106)	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Brazil	$43,956,431	$43,956,431	—	—
Chile	9,578,457	9,578,457	—	—
China	88,095,447	6,699,688	$81,303,362	$92,397
Colombia	2,347,278	2,347,278	—	—
Czech Republic	1,572,568	—	1,572,568	—
Greece	215,094	—	215,094	—
Hong Kong	35,432,859	1,524,365	33,807,392	101,102
Hungary	1,595,682	—	1,595,682	—
India	90,815,323	2,160,700	88,647,815	6,808
Indonesia	17,339,716	7,531	17,285,553	46,632
Malaysia	18,817,572	—	18,817,572	—
Malta	190,059	—	190,059	—
Mexico	26,080,585	26,006,309	74,276	—
Philippines	7,343,011	—	7,342,900	111
Poland	8,679,851	—	8,679,851	—
Russia	14,471,756	—	14,471,756	—
Singapore	50,309	—	50,309	—
South Africa	50,317,150	2,769,948	47,547,202	—
South Korea	119,105,224	15,268,533	103,794,184	42,507
Taiwan	122,569,830	2,090,635	116,425,451	4,053,744
Thailand	21,915,407	—	21,910,225	5,182
Turkey	7,297,728	—	7,295,221	2,507
Ukraine	252,523	—	252,523	—
Vietnam	12,599	—	12,599	—
Preferred securities
Brazil	12,170,931	12,170,931	—	—
Colombia	648,910	648,910	—	—
Malaysia	12,268	12,268	—	—
Panama	105,163	105,163	—	—
South Korea	59,408	—	59,408	—
Rights	29,921	29,921	—	—
Warrants	28,318	28,010	308	—
Securities lending collateral	13,066,714	13,066,714	—	—
Total investments in securities	$714,174,092	$138,471,792	$571,351,310	$4,350,990
Derivatives:
Assets
Futures	$40,779	$40,779	—	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$131,612,577	$131,612,577	—	—
Consumer staples	116,482,541	116,482,541	—	—
Energy	185,163,781	148,288,625	$36,875,156	—
Financials	429,732,520	429,732,520	—	—
Health care	204,773,717	193,658,894	11,114,823	—
Industrials	175,296,567	175,296,567	—	—
Information technology	136,162,299	136,162,299	—	—
Materials	97,929,373	94,899,110	3,030,263	—
Real estate	48,837,013	48,837,013	—	—
Telecommunication services	51,519,875	41,763,614	9,756,261	—
Utilities	86,820,741	86,820,741	—	—
Preferred securities	38,641,897	38,641,897	—	—

103

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust (continued)
Corporate bonds	$7,896,139	—	$7,896,139	—
Convertible bonds	3,265,039	—	3,265,039	—
Securities lending collateral	11,499,330	$11,499,330	—	—
Short-term investments	26,236,187	26,236,187	—	—
Total investments in securities	$1,751,869,596	$1,679,931,915	$71,937,681	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$122,498,461	$107,381,696	$15,116,765	—
Capital markets	19,318,526	17,262,604	2,055,922	—
Consumer finance	12,361,785	12,361,785	—	—
Diversified financial services	12,138,201	9,590,805	2,547,396	—
Insurance	35,923,594	34,966,992	956,602	—
Thrifts and mortgage finance	2,938,844	2,938,844	—	—
Information technology
IT services	1,331,364	1,331,364	—	—
Real estate
Equity real estate investment trusts	7,925,393	5,027,576	2,897,817	—
Real estate management and development	1,119,604	—	1,119,604	—
Preferred securities	297,888	—	297,888	—
Convertible bonds	982,438	—	982,438	—
Warrants	209,815	209,815	—	—
Securities lending collateral	717,794	717,794	—	—
Short-term investments	4,381,000	—	4,381,000	—
Total investments in securities	$222,144,707	$191,789,275	$30,355,432	—
Derivatives:
Assets
Forward foreign currency contracts	$193,140	—	$193,140	—
Liabilities
Forward foreign currency contracts	(2,809)	—	(2,809)	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$64,468,785	$64,468,785	—	—
Consumer staples	26,914,451	10,632,497	$16,281,954	—
Energy	85,168,269	85,168,269	—	—
Financials	232,759,196	232,759,196	—	—
Health care	88,076,327	88,076,327	—	—
Industrials	112,487,561	112,487,561	—	—
Information technology	105,304,359	105,304,359	—	—
Materials	16,133,006	16,133,006	—	—
Short-term investments	8,075,000	—	8,075,000	—
Total investments in securities	$739,386,954	$715,030,000	$24,356,954	—

Global Trust
Investments in securities:
Assets
Common stocks
Canada	$6,316,518	$6,316,518	—	—
China	8,836,893	6,155,984	$2,680,909	—
Denmark	2,120,025	—	2,120,025	—
France	14,140,182	—	14,140,182	—
Germany	11,848,305	—	11,848,305	—
Hong Kong	6,105,611	—	6,105,611	—
India	3,115,305	—	3,115,305	—
Ireland	5,000,870	3,925,302	1,075,568	—
Israel	5,333,376	5,333,376	—	—

104

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Trust (continued)
Italy	$4,158,131	—	$4,158,131	—
Japan	11,271,913	—	11,271,913	—
Luxembourg	4,985,068	—	4,985,068	—
Netherlands	13,828,284	—	13,828,284	—
Singapore	3,491,796	—	3,491,796	—
South Korea	6,694,538	$2,721,311	3,973,227	—
Spain	1,422,870	—	1,422,870	—
Sweden	3,467,417	—	3,467,417	—
Switzerland	6,223,350	—	6,223,350	—
Taiwan	876,700	—	876,700	—
Thailand	2,607,743	—	2,607,743	—
United Kingdom	21,388,830	—	21,388,830	—
United States	70,397,007	70,397,007	—	—
Corporate bonds	1,057,048	—	1,057,048	—
Securities lending collateral	5,875,529	5,875,529	—	—
Short-term investments	5,900,000	—	5,900,000	—
Total investments in securities	$226,463,309	$100,725,027	$125,738,282	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$227,629	—	—	$227,629
Financials	154,400	$154,400	—	—
Health care	293,764,471	286,043,295	$7,102,365	618,811
Preferred securities
Consumer discretionary	508,295	—	—	508,295
Health care	1,064,818	617,758	447,060	—
Information technology	152,049	—	—	152,049
Convertible bonds	461,495	—	461,495	—
Rights	4,585	4,585	—	—
Short-term investments	2,354,319	2,354,319	—	—
Total investments in securities	$298,692,061	$289,174,357	$8,010,920	$1,506,784

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$36,683,420	—	$36,683,420	—
Austria	1,269,643	—	1,269,643	—
Belgium	5,561,494	—	5,561,494	—
Brazil	6,954,124	$6,954,124	—	—
Canada	50,839,068	50,839,068	—	—
Chile	1,801,347	1,605,126	196,221	—
China	52,174,246	15,621,429	36,552,817	—
Colombia	906,901	906,901	—	—
Czech Republic	381,743	—	381,743	—
Denmark	8,590,665	—	8,590,665	—
Egypt	199,094	—	199,094	—
Finland	5,398,741	—	5,398,741	—
France	55,713,743	—	55,713,743	—
Germany	46,521,240	—	46,521,240	—
Greece	643,559	—	643,559	—
Hong Kong	25,449,084	265,580	25,171,756	$11,748
Hungary	532,713	—	532,713	—
India	15,877,429	2,763,459	13,113,970	—
Indonesia	3,785,824	9,312	3,776,512	—
Ireland	5,563,372	494,228	5,069,144	—
Isle of Man	290,899	—	290,899	—
Israel	2,582,023	470,427	2,111,596	—
Italy	10,400,907	—	10,400,907	—

105

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Japan	$123,504,869	—	$123,504,869	—
Jersey, Channel Islands	259,457	—	259,457	—
Luxembourg	1,823,157	—	1,823,157	—
Macau	757,542	—	757,542	—
Malaysia	4,499,244	—	4,499,244	—
Mexico	5,388,872	$5,252,687	136,185	—
Netherlands	25,147,794	1,318,780	23,829,014	—
New Zealand	1,055,603	—	1,055,603	—
Norway	3,709,090	—	3,709,090	—
Peru	792,558	792,558	—	—
Philippines	1,774,950	—	1,774,950	—
Poland	2,102,995	—	2,102,995	—
Portugal	796,252	—	796,252	—
Romania	114,630	—	114,630	—
Russia	6,282,690	4,828,681	1,454,009	—
Singapore	6,673,457	—	6,673,457	—
South Africa	11,995,236	—	11,995,236	—
South Korea	25,639,337	223,559	25,291,577	$124,201
Spain	15,434,091	—	15,434,091	—
Sweden	13,224,722	—	13,224,722	—
Switzerland	43,812,599	—	43,812,599	—
Taiwan	19,177,916	—	18,922,799	255,117
Thailand	3,802,585	—	3,802,585	—
Turkey	1,464,064	—	1,464,064	—
United Arab Emirates	174,151	—	174,151	—
United Kingdom	79,730,303	—	79,730,303	—
United States	811,230	430,121	381,109	—
Preferred securities
Brazil	3,558,314	3,558,314	—	—
Germany	2,859,426	—	2,859,426	—
Italy	281,662	—	281,662	—
South Korea	1,333,864	41,680	1,292,184	—
Rights	34,776	34,775	1	—
Securities lending collateral	22,919,447	22,919,447	—	—
Short-term investments	11,076,013	11,076,013	—	—
Total investments in securities	$780,134,175	$130,406,269	$649,336,840	$391,066
Derivatives:
Assets
Futures	$114	$114	—	—
Liabilities
Futures	(1,006,526)	(1,006,526)	—	—

International Growth Stock Trust
Investments in securities:
Assets
Common stocks
Australia	$16,727,276	—	$16,727,276	—
Brazil	12,007,899	$12,007,899	—	—
Canada	35,331,374	35,331,374	—	—
China	18,366,488	4,662,436	13,704,052	—
Denmark	6,062,355	—	6,062,355	—
France	27,787,732	—	27,787,732	—
Germany	34,757,890	—	34,757,890	—
Hong Kong	12,430,200	—	12,430,200	—
Italy	8,963,474	—	8,963,474	—
Japan	25,210,414	—	25,210,414	—
Mexico	8,616,589	8,616,589	—	—
Netherlands	15,571,366	—	15,571,366	—
Singapore	6,299,033	—	6,299,033	—
South Korea	13,416,071	—	13,416,071	—
Spain	5,276,244	—	5,276,244	—

106

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Growth Stock Trust (continued)
Sweden	$9,409,404	—	$9,409,404	—
Switzerland	25,480,529	—	25,480,529	—
Taiwan	8,201,747	—	8,201,747	—
Thailand	3,058,194	—	3,058,194	—
Turkey	3,262,409	—	3,262,409	—
United Kingdom	41,339,419	—	41,339,419	—
United States	14,584,124	$14,584,124	—	—
Short-term investments	12,472,631	12,472,631	—	—
Total investments in securities	$364,632,862	$87,675,053	$276,957,809	—

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$9,274,598	$88,567	$9,174,731	$11,300
Austria	1,994,907	—	1,994,907	—
Belgium	2,036,928	—	2,036,928	—
Bermuda	282,190	—	282,190	—
Canada	12,046,788	11,976,801	69,701	286
China	150,954	—	150,954	—
Denmark	3,102,863	—	3,102,863	—
Finland	3,703,978	—	3,703,978	—
France	5,725,802	—	5,725,802	—
Gabon	3,554	—	3,554	—
Georgia	61,781	—	61,781	—
Germany	7,882,424	—	7,882,424	—
Gibraltar	43,509	—	43,509	—
Greece	158	—	—	158
Guernsey, Channel Islands	3,567	—	3,567	—
Hong Kong	3,913,229	—	3,866,912	46,317
India	43,974	—	43,974	—
Ireland	946,906	—	946,906	—
Isle of Man	126,237	—	126,237	—
Israel	927,027	4,703	922,324	—
Italy	5,889,961	—	5,889,961	—
Japan	33,464,958	—	33,464,958	—
Jersey, Channel Islands	278,845	—	278,845	—
Jordan	27,989	—	27,989	—
Liechtenstein	80,605	—	80,605	—
Luxembourg	423,660	—	423,660	—
Macau	21,190	—	21,190	—
Malaysia	28,746	—	28,746	—
Malta	81,581	—	81,581	—
Monaco	73,676	57,116	16,560	—
Mongolia	5,664	—	5,664	—
Netherlands	3,543,339	—	3,543,339	—
New Zealand	920,068	—	920,068	—
Norway	1,125,143	—	1,125,143	—
Peru	41,495	—	41,495	—
Portugal	697,459	—	697,459	—
Russia	22,493	—	22,493	—
Singapore	1,398,211	—	1,386,710	11,501
South Africa	67,353	—	67,353	—
Spain	3,636,954	—	3,636,954	—
Sweden	3,559,938	—	3,559,938	—
Switzerland	6,444,791	—	6,444,791	—
United Arab Emirates	41,242	—	41,242	—
United Kingdom	21,836,900	—	21,824,286	12,614
United States	382,112	181,044	201,068	—
Preferred securities	329,320	—	329,320	—

107

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Rights	$36,825	$35,694	$1,131	—
Warrants	230	—	230	—
Securities lending collateral	10,831,874	10,831,874	—	—
Total investments in securities	$147,563,996	$23,175,799	$124,306,021	$82,176

International Value Trust
Investments in securities:
Assets
Common stocks
Canada	$49,741,269	$49,741,269	—	—
China	66,616,877	23,250,899	$43,365,978	—
Denmark	13,485,821	—	13,485,821	—
France	51,669,580	—	51,669,580	—
Germany	60,252,734	—	60,252,734	—
Hong Kong	26,625,123	—	26,625,123	—
India	6,693,584	—	6,693,584	—
Ireland	24,448,460	—	24,448,460	—
Israel	23,526,147	23,526,147	—	—
Italy	17,079,908	—	17,079,908	—
Japan	91,458,417	—	91,458,417	—
Luxembourg	12,810,149	—	12,810,149	—
Malta	2	—	—	$2
Netherlands	63,256,860	—	63,256,860	—
Singapore	10,751,676	110,226	10,641,450	—
South Korea	48,132,111	11,487,578	36,644,533	—
Sweden	3,691,037	—	3,691,037	—
Switzerland	31,985,461	—	31,985,461	—
Taiwan	20,032,784	—	20,032,784	—
Thailand	16,006,640	—	16,006,640	—
United Kingdom	135,441,302	—	135,441,302	—
Securities lending collateral	18,296,146	18,296,146	—	—
Short-term investments	22,500,000	—	22,500,000	—
Total investments in securities	$814,502,088	$126,412,265	$688,089,821	$2

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,633,101,650	$6,633,101,650	—	—
Common stocks
Health care	250	—	—	$250
Industrials	520,352	—	$520,293	59
Total investments in securities	$6,633,622,252	$6,633,101,650	$520,293	$309

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$205,845,837	$205,404,911	—	$440,926
Consumer staples	8,059,585	8,059,585	—	—
Energy	8,793,700	8,793,700	—	—
Financials	20,380,563	20,047,573	$237,642	95,348
Health care	127,851,683	124,734,533	3,117,150	—
Industrials	90,964,869	90,964,869	—	—
Information technology	217,162,298	204,443,153	10,848,607	1,870,538
Materials	20,205,684	20,205,684	—	—
Real estate	470,896	—	—	470,896
Preferred securities	48,577,037	—	—	48,577,037
Warrants	893,560	893,560	—	—
Securities lending collateral	69,097,324	69,097,324	—	—
Short-term investments	40,200,000	—	40,200,000	—
Total investments in securities	$858,503,036	$752,644,892	$54,403,399	$51,454,745

108

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$46,019,199	$46,019,199	—	—
Consumer staples	91,290,351	80,030,434	$11,259,917	—
Energy	90,147,130	90,147,130	—	—
Financials	137,869,389	132,524,501	5,344,888	—
Health care	108,019,138	108,019,138	—	—
Industrials	71,553,886	68,735,906	2,817,980	—
Information technology	11,299,701	11,299,701	—	—
Materials	58,543,504	58,543,504	—	—
Real estate	57,910,306	57,910,306	—	—
Telecommunication services	1,901,632	1,901,632	—	—
Utilities	49,167,181	49,167,181	—	—
Preferred securities	1,967,976	1,967,976	—	—
Securities lending collateral	37,860,796	37,860,796	—	—
Short-term investments	65,449,280	65,449,280	—	—
Total investments in securities	$828,999,469	$809,576,684	$19,422,785	—

Mutual Shares Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$14,337,496	$12,400,252	$1,937,244	—
Consumer staples	12,277,171	9,121,376	3,155,795	—
Energy	15,924,222	11,668,269	4,255,953	—
Financials	33,266,313	32,210,907	1,055,406	—
Health care	19,827,531	19,827,531	—	—
Industrials	11,045,112	7,753,544	3,291,568	—
Information technology	19,242,836	15,958,759	3,284,077	—
Materials	5,427,806	3,376,218	2,051,588	—
Real estate	3,028,194	3,028,194	—	—
Telecommunication services	4,985,968	3,352,383	1,633,585	—
Utilities	5,498,596	5,498,596	—	—
Corporate bonds	5,067,775	—	5,067,775	—
Rights	117,110	—	117,110	—
Escrow certificates	41	—	41	—
Securities lending collateral	1,379,649	1,379,649	—	—
Short-term investments	13,690,831	—	13,690,831	—
Total investments in securities	$165,116,651	$125,575,678	$39,540,973	—
Derivatives:
Assets
Forward foreign currency contracts	$119,923	—	$119,923	—
Liabilities
Forward foreign currency contracts	(23,452)	—	(23,452)	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$125,262,059	$120,393,147	$4,868,912	—
Health care	14,284,973	6,308,069	7,976,904	—
Industrials	4,988,012	4,988,012	—	—
Information technology	645,982,251	574,850,519	71,131,732	—
Materials	4,831,936	4,831,936	—	—
Telecommunication services	1,863,751	—	1,863,751	—
Preferred securities	1,397,986	—	—	$1,397,986
Securities lending collateral	32,133,355	32,133,355	—	—
Short-term investments	54,653,351	25,410,351	29,243,000	—
Total investments in securities	$885,397,674	$768,915,389	$115,084,299	$1,397,986

109

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$82,860,469	$82,822,874	$34,773	$2,822
Consumer staples	17,258,748	17,258,748	—	—
Energy	31,079,545	31,079,545	—	—
Financials	111,421,372	111,416,952	—	4,420
Health care	97,234,255	97,098,616	—	135,639
Industrials	92,729,373	92,729,373	—	—
Information technology	92,529,387	92,529,387	—	—
Materials	26,908,988	26,908,988	—	—
Real estate	45,169,968	45,169,968	—	—
Telecommunication services	4,192,483	4,192,483	—	—
Utilities	20,571,101	20,571,101	—	—
Preferred securities	35,042	35,042	—	—
Warrants	14	—	14	—
Securities lending collateral	65,016,790	65,016,790	—	—
Short-term investments	19,991,935	—	19,991,935	—
Total investments in securities	$706,999,470	$686,829,867	$20,026,722	$142,881
Derivatives:
Liabilities
Futures	($369,987)	($369,987)	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$23,727,729	$23,724,208	—	$3,521
Consumer staples	4,382,634	4,382,634	—	—
Energy	11,757,128	11,757,128	—	—
Financials	34,685,998	34,683,172	—	2,826
Health care	18,335,064	18,333,161	—	1,903
Industrials	34,092,812	34,092,812	—	—
Information technology	23,662,624	23,662,624	—	—
Materials	8,619,205	8,619,205	—	—
Real estate	2,022,363	2,022,363	—	—
Telecommunication services	802,145	802,145	—	—
Utilities	146,964	146,964	—	—
Securities lending collateral	6,035,596	6,035,596	—	—
Short-term investments	965,126	965,126	—	—
Total investments in securities	$169,235,388	$169,227,138	—	$8,250

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$68,978,191	$68,978,191	—	—
Consumer staples	8,758,565	8,758,565	—	—
Energy	7,666,637	7,666,637	—	—
Financials	34,114,077	34,114,077	—	—
Health care	113,246,036	113,246,036	—	—
Industrials	76,998,169	76,998,169	—	—
Information technology	105,528,439	99,715,293	$5,257,086	$556,060
Materials	29,344,956	29,344,956	—	—
Real estate	11,344,634	11,344,634	—	—
Telecommunication services	5,731,439	5,731,439	—	—
Preferred securities	2,623,415	—	—	2,623,415
Exchange-traded funds	3,800,538	3,800,538	—	—
Securities lending collateral	32,841,833	32,841,833	—	—
Short-term investments	5,900,000	—	5,900,000	—
Total investments in securities	$506,876,929	$492,540,368	$11,157,086	$3,179,475

110

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$24,696,752	$24,696,752	—	—
Consumer staples	19,579,326	1,858,780	$17,720,546	—
Energy	29,510,688	29,510,688	—	—
Financials	129,439,950	129,439,950	—	—
Health care	30,437,115	30,437,115	—	—
Industrials	202,847,161	192,959,300	9,887,861	—
Information technology	48,386,675	48,386,675	—	—
Materials	47,512,883	47,512,883	—	—
Real estate	56,982,085	56,982,085	—	—
Utilities	10,903,363	10,903,363	—	—
Securities lending collateral	11,862,767	11,862,767	—	—
Short-term investments	21,800,000	—	21,800,000	—
Total investments in securities	$633,958,765	$584,550,358	$49,408,407	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$1,326,232,988	$932,265,379	$393,965,373	$2,236
Consumer staples	821,263,035	452,716,559	368,546,476	—
Energy	642,954,362	441,815,573	201,138,789	—
Financials	1,688,767,362	1,031,070,549	657,693,690	3,123
Health care	1,328,907,819	983,968,149	344,820,625	119,045
Industrials	1,219,627,009	747,736,262	471,890,747	—
Information technology	1,970,724,618	1,755,976,000	214,748,618	—
Materials	497,355,736	228,050,693	269,305,043	—
Real estate	391,701,648	274,431,180	117,270,466	2
Telecommunication services	243,254,625	123,676,694	119,577,931	—
Utilities	338,074,147	228,082,553	109,991,594	—
Preferred securities
Consumer discretionary	10,917,420	25,044	10,892,376	—
Consumer staples	5,283,350	—	5,283,350	—
Financials	661,152	—	661,152	—
Health care	1,230,122	—	1,230,122	—
Materials	805,459	—	805,459	—
Telecommunication services	903,372	—	903,372	—
Rights	236,236	236,232	4	—
Securities lending collateral	147,681,078	147,681,078	—	—
Short-term investments	266,251,392	—	266,251,392	—
Total investments in securities	$10,902,832,930	$7,347,731,945	$3,554,976,579	$124,406
Derivatives:
Liabilities
Futures	($7,458,167)	($7,458,167)	—	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$101,688,838	$101,681,495	$7,001	$342
Consumer staples	51,038,194	51,038,194	—	—
Energy	51,746,718	51,746,358	—	360
Financials	106,949,471	106,948,871	—	600
Health care	94,969,917	94,947,530	—	22,387
Industrials	74,324,401	74,323,980	—	421
Information technology	179,279,107	179,277,913	216	978
Materials	22,052,684	22,052,489	—	195
Real estate	27,978,322	27,976,376	—	1,946
Telecommunication services	13,929,459	13,929,459	—	—

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	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Utilities	$20,713,584	$20,713,584	—	—
Preferred securities	17,628	17,628	—	—
Warrants	1,243	1,158	$85	—
Securities lending collateral	20,087,262	20,087,262	—	—
Short-term investments	17,540,800	—	17,540,800	—
Total investments in securities	$782,317,628	$764,742,297	$17,548,102	$27,229
Derivatives:
Liabilities
Futures	($386,469)	($386,469)	—	—

Utilities Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$10,690,897	$8,705,242	$1,985,655	—
Energy	44,706,588	44,706,588	—	—
Industrials	1,068,293	1,068,293	—	—
Real estate	6,849,373	6,849,373	—	—
Telecommunication services	29,240,485	6,397,485	22,843,000	—
Utilities	162,529,834	117,484,867	45,044,967	—
Preferred securities	11,420,161	11,420,161	—	—
Securities lending collateral	5,465,270	5,465,270	—	—
Short-term investments	4,395,630	4,395,630	—	—
Total investments in securities	$276,366,531	$206,492,909	$69,873,622	—
Derivatives:
Assets
Forward foreign currency contracts	$1,030,300	—	$1,030,300	—
Liabilities
Forward foreign currency contracts	(30,956)	—	(30,956)	—

For the following portfolios, securities at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available:

Portfolio	Approximate Market Values Transferred
Emerging Markets Value Trust	$73,516,066
International Equity Index Trust	15,160,712
International Growth Stock Trust	19,025,592
Utilities Trust	4,091,068

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available.

Mid Cap Stock Trust
	Common Stock	Preferred Securities	Total
Balance as of 12-31-17	$2,580,575	$48,582,762	$51,163,337
Realized gain (loss)	(459,354)	3,899,017	$3,439,663
Change in unrealized appreciation (depreciation)	682,330	(296,374)	$385,956
Purchases	434,086	6,479,610	$6,913,696
Sales	(359,929)	(10,087,978)	($10,447,907)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6-30-18	$2,877,708	$48,577,037	$51,454,745
Change in unrealized at period end*	$391,849	$928,035	$1,319,884

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.

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Small Cap Stock Trust
	Common Stock	Preferred Securities	Total
Balance as of 12-31-17	$506,996	$4,867,088	$5,374,084
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	49,064	(709,865)	(660,801)
Purchases	—	—	—
Sales	—	(1,533,808)	(1,533,808)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6-30-18	$556,060	$2,623,415	$3,179,475
Change in unrealized at period end*	$49,064	($19,242)	$29,822

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the tables below:

Mid Cap Stock Trust	Fair Value at 6-30-18	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$1,007,170	Market Approach	Prior / recent transactions	$9.58–$62.42 (weighted average $36.79)

	$71,112	Market Approach	Expected future value Discount	$0.24 20%

	$1,799,426	Market Approach	EV to revenue multiple Discount	2.93x 25%
$2,877,708

Preferred Securities	$6,818,247	Market Approach	EV to revenue multiple Discount OPM—Volatility	2.70x–6.54x (weighted average 3.81x) 25% 20%–40% (weighted average 30.5%)

	$7,457,277	Market Approach	EV to revenue multiple Discount	1.53x–8.19x (weighted average 4.76x) 17.5%

	$5,547,014	Market Approach	EV to gross profit multiple Discount	9.3x 17.5%

	$28,706,068	Market Approach	Prior / recent transactions	$15.31–$62.42 (weighted average $47.34)

	$48,431	Market Approach	Expected future value Discount	$0.36 55%
$48,577,037

Total	$51,454,745

Small Cap Stock Trust	Fair Value at 6-30-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$556,060	Market Approach	EV to revenue multiple Discount	2.93x 25%

Preferred Securities	$2,623,415	Market Approach	EV to revenue multiple Discount OPM—Volatility	2.70x–3.03x (weighted average 2.91x) 25% 20%–40% (weighted average 32.6%)
Total	$3,179,475

A change to unobservable inputs of a portfolio’s Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Discount	Decrease	Increase
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM)—Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by a portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the

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principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolios’ investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios become aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying portfolios are recorded on ex-date.

Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The portfolios may lend their securities to earn additional income. They receive cash or securities collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the value of common stocks, preferred securities and fixed income securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2018:

Portfolio	Market value of securities on loan	Cash collateral received
500 Index Trust	$18,326,752	$18,737,417
Blue Chip Growth Trust	24,394,408	24,952,003
Capital Appreciation Trust	20,605,278	21,021,588
Capital Appreciation Value Trust	4,168,873	4,258,339
Emerging Markets Value Trust	31,353,731	13,061,364
Equity Income Trust	11,229,005	11,525,313
Financial Industries Trust	699,697	717,736
Global Trust	5,726,333	5,864,538
International Equity Index Trust	21,581,851	22,910,968
International Small Company Trust	10,102,716	10,837,543
International Value Trust	17,736,720	18,276,314
Lifestyle Aggressive Portfolio	324,350	330,937
Mid Cap Index Trust	72,905,648	74,470,801
Mid Cap Stock Trust	67,426,185	69,111,346
Mid Value Trust	36,786,807	37,869,621
Mutual Shares Trust	1,313,691	1,380,089
Science and Technology Trust	31,070,860	32,145,144
Small Cap Index Trust	63,471,536	64,989,498
Small Cap Opportunities Trust	5,902,218	6,037,185
Small Cap Stock Trust	32,002,501	32,854,485
Small Cap Value Trust	11,553,694	11,865,309
Small Company Value Trust	7,874,338	8,131,191
Strategic Equity Allocation Trust	130,373,405	147,781,183
Total Stock Market Index Trust	19,636,203	20,093,191
Utilities Trust	5,327,167	5,482,314

In addition, non-cash collateral of approximately $20,430,628 in the form of U.S. Treasuries was pledged to the Emerging Markets Value Trust. This non-cash collateral cannot be sold or repledged by Emerging Markets Value Trust, and accordingly, is not reflected in the portfolio’s net assets.

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Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Portfolios investing in a single country or in a limited geographic region tend to be riskier than portfolios that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.

The portfolios and other affiliated funds, excluding International Equity Index Trust and Real Estate Securities Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

International Equity Index Trust and Real Estate Securities Trust and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the six months ended June 30, 2018 were as follows:

Portfolio	Commitment Fee
500 Index Trust	$4,236
American Asset Allocation Trust	2,007
American Global Growth Trust	1,118
American Growth Trust	1,576
American Growth-Income Trust	1,682
American International Trust	1,326
Blue Chip Growth Trust	2,143
Capital Appreciation Trust	1,659
Capital Appreciation Value Trust	1,228
Emerging Markets Value Trust	1,446
Equity Income Trust	2,152
Financial Industries Trust	1,110
Fundamental All Cap Core Trust	2,176
Fundamental Large Cap Value Trust	1,499
Global Trust	1,117
Health Sciences Trust	1,151
International Equity Index Trust	5,509
International Growth Stock Trust	1,220
International Small Company Trust	1,056
International Value Trust	1,535
Lifestyle Aggressive Portfolio	$979
Lifestyle Balanced Portfolio	1,658
Lifestyle Conservative Portfolio	1,082
Lifestyle Growth Portfolio	4,766
Lifestyle Moderate Portfolio	1,177
Mid Cap Index Trust	1,878
Mid Cap Stock Trust	1,459
Mid Value Trust	1,495
Mutual Shares Trust	1,072
Real Estate Securities Trust	4,080
Science & Technology Trust	1,430
Small Cap Index Trust	1,344
Small Cap Opportunities Trust	1,107
Small Cap Stock Trust	1,234
Small Cap Value Trust	1,383
Small Company Value Trust	1,145
Strategic Equity Allocation Trust	8,579
Total Stock Market Index Trust	1,478
Utilities Trust	1,175

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolios level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment

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capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2017, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of the capital loss carryforwards that were acquired in mergers may be limited in a given year. The following table details the capital loss carryforwards available as of December 31, 2017:

Portfolio	Expires in 2018	No Expiration Date Long Term
Emerging Markets Value Trust	—	$56,983,725
Global Trust	$12,321,700	—
International Small Company Trust	6,569,935	—
International Value Trust	—	18,243,538
Utilities Trust	—	4,943,735

As of December 31, 2017, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2018, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$2,765,398,374	$2,507,260,091	($66,819,120)	$2,440,440,971
American Asset Allocation Trust	1,121,716,055	357,942,687	—	357,942,687
American Global Growth Trust	203,473,382	21,128,107	—	21,128,107
American Growth Trust	793,075,260	112,581,352	—	112,581,352
American Growth-Income Trust	941,080,804	118,869,296	—	118,869,296
American International Trust	491,377,246	38,092,724	—	38,092,724
Blue Chip Growth Trust	1,002,276,926	870,807,666	(11,402,926)	859,404,740
Capital Appreciation Trust	742,255,445	344,735,665	(8,952,430)	335,783,235
Capital Appreciation Value Trust	349,695,513	45,857,627	(4,951,215)	40,906,412
Emerging Markets Value Trust	699,632,977	111,436,051	(96,854,157)	14,581,894
Equity Income Trust	1,416,707,017	401,322,367	(66,159,788)	335,162,579
Financial Industries Trust	192,790,039	32,991,766	(3,446,767)	29,544,999
Fundamental All Cap Core Trust	1,410,896,323	520,993,480	(50,545,589)	470,447,891
Fundamental Large Cap Value Trust	645,088,927	131,381,623	(37,083,596)	94,298,027
Global Trust	215,691,222	27,603,326	(16,831,239)	10,772,087
Health Sciences Trust	229,613,643	80,179,920	(11,101,502)	69,078,418
International Equity Index Trust	615,475,832	226,195,018	(62,543,087)	163,651,931
International Growth Stock Trust	326,900,730	54,297,505	(16,565,373)	37,732,132
International Small Company Trust	137,457,734	32,040,982	(21,934,720)	10,106,262
International Value Trust	768,429,702	87,608,307	(41,535,921)	46,072,386
Lifestyle Aggressive Portfolio	29,929,250	3,803,977	(20)	3,803,957
Lifestyle Balanced Portfolio	946,238,871	81,476,544	(15,692,862)	65,783,682
Lifestyle Conservative Portfolio	180,528,039	4,676,011	(4,710,754)	(34,743)
Lifestyle Growth Portfolio	5,943,603,197	777,467,119	(87,448,064)	690,019,055
Lifestyle Moderate Portfolio	299,531,821	19,749,444	(5,964,030)	13,785,414
Mid Cap Index Trust	1,312,428,641	344,649,770	(46,156,710)	298,493,060
Mid Cap Stock Trust	715,196,595	157,262,138	(13,955,697)	143,306,441
Mid Value Trust	717,782,405	135,196,625	(23,979,561)	111,217,064
Mutual Shares Trust	155,300,878	24,946,202	(15,033,958)	9,912,244
Real Estate Securities Trust	333,289,982	16,866,061	(504,819)	16,361,242
Science and Technology Trust	759,768,461	139,262,507	(13,633,294)	125,629,213
Small Cap Index Trust	537,542,657	196,623,551	(27,536,725)	169,086,826
Small Cap Opportunities Trust	139,596,876	40,928,449	(11,289,937)	29,638,512
Small Cap Stock Trust	426,330,085	91,271,964	(10,725,120)	80,546,844
Small Cap Value Trust	500,451,840	159,963,474	(26,456,549)	133,506,925
Small Company Value Trust	213,702,728	88,032,801	(4,441,454)	83,591,347
Strategic Equity Allocation Trust	7,124,070,533	4,026,486,611	(255,182,381)	3,771,304,230
Total Stock Market Index Trust	434,579,434	370,235,816	(22,884,091)	347,351,725
Utilities Trust	257,694,950	43,016,383	(23,345,458)	19,670,925

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

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Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying portfolios are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, contingent payment debt instruments, expiration of capital loss carry forwards, wash sale loss deferrals, other loss deferrals, litigation proceeds, and investments in passive foreign investment companies.

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolio attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of assets and liabilities. A portfolio’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed on the Statements of assets and liabilities as Cash held at broker for futures contracts. Securities pledged by the portfolio for exchange-traded and centrally-cleared transactions, if any, are identified in the Portfolio of Investments.

For financial reporting purposes, the portfolios do not offset OTC derivatives assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, on the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects a portfolio to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a portfolio to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by a portfolio. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the portfolios used futures contracts during the six months ended June 30, 2018. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
500 Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and maintain diversity of the portfolio.	$159.4 million to $180.6 million
Emerging Markets Value Trust	To gain exposure to certain securities and as a substitute for securities purchased.	$3.9 million to $10.1 million
International Equity Index Trust	To gain exposure to certain securities and as a substitute for securities purchased.	$20.1 million to $24.8 million
International Small Company Trust	To gain exposure to certain securities and as a substitute for securities purchased.	$0.5 million to $0.9 million
Mid Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and maintain diversity of the portfolio.	$26.8 million to $54.2 million

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Portfolio	Reason	USD Notional range
Small Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and maintain diversity of the portfolio.	$15.6 million to $22.3 million
Strategic Equity Allocation Trust	To gain exposure to certain securities and as a substitute for securities purchased.	$304.6 million to $323.5 million
Total Stock Market Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and maintain diversity of the portfolio.	$12.9 million to $19.6 million

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2018. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
Financial Industries Trust	To manage against anticipated changes in currency exchange rates.	Up to $48.0 million
Mutual Shares Trust	To manage against anticipated changes in currency exchange rates and to maintain diversity of the portfolio.	$18.0 million to $18.8 million
Utilities Trust	To manage against anticipated changes in currency exchange rates.	$45.2 million to $49.9 million

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by a portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, a portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.

The following table details how the portfolios used purchased options contracts during the six months ended June 30, 2018. In addition, the table summarizes the range of market values for purchased options contracts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	Market Value
Capital Appreciation Value Trust	To gain exposure to the bond market, maintain diversity and manage against anticipated changes in securities markets.	$94,000 to $447,000
Health Sciences Trust	To seek protection against a decline in value of securities or an increase in prices of securities that may be purchased.	Up to $29,000

The following table details how the portfolios used written options contracts during the six months ended June 30, 2018. In addition, the table summarizes the range of market values for written options contracts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	Market Value Range
Capital Appreciation Value Trust	To manage against anticipated changes in securities markets.	$1.3 million to $4.3 million

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2018 by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures	Futures†	—	($3,272,332)
				—	($3,272,332)
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	($1,880,106)
				—	($1,880,106)

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Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Emerging Markets Value Trust	Equity	Receivable/payable for futures	Futures†	$40,779	—
				$40,779	—
Financial Industries Trust	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$193,140	($2,809)
				$193,140	($2,809)
International Equity Index Trust	Equity	Receivable/payable for futures	Futures†	$114	($1,006,526)
				$114	($1,006,526)
Mid Cap Index Trust	Equity	Receivable/payable for futures	Futures†	—	($998,931)
				—	($998,931)
Mutual Shares Trust	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$119,923	($23,452)
				$119,923	($23,452)
Small Cap Index Trust	Equity	Receivable/payable for futures	Futures†	—	($369,987)
				—	($369,987)
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures	Futures†	—	($7,458,167)
				—	($7,458,167)
Total Stock Market Index Trust	Equity	Receivable/payable for futures	Futures†	—	($386,469)
				—	($386,469)
Utilities Trust	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$1,030,300	($30,956)
				$1,030,300	($30,956)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2018:

	Statements of operations Location — Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	—	$5,814,676	—	—	$5,814,676
		—	$5,814,676	—	—	$5,814,676
Capital Appreciation Value Trust	Equity	$425,102	—	—	$53,085	$478,187
		$425,102	—	—	$53,085	$478,187
Emerging Market Value Trust	Equity	—	($438,870)	—	—	($438,870)
		—	($438,870)	—	—	($438,870)
Financial Industries Trust	Foreign currency	—	—	$1,623,800	—	$1,623,800
		—	—	$1,623,800	—	$1,623,800
Health Sciences Trust	Equity	$36,221	—	—	—	$36,221
		$36,221	—	—	—	$36,221
International Equity Index Trust	Equity		$247,847	—		$247,847
		—	$247,847	—	—	$247,847
International Small Company Trust	Equity	—	($47,885)	—	—	($47,885)
		—	($47,885)	—	—	($47,885)
Mid Cap Index Trust	Equity	—	$1,333,930	—	—	$1,333,930
		—	$1,333,930	—	—	$1,333,930
Mutual Shares Trust	Foreign currency	—	—	$167,159	—	$167,159
		—	—	$167,159	—	$167,159
Small Cap Index Trust	Equity	—	$1,682,874	—	—	$1,682,874
		—	$1,682,874	—	—	$1,682,874
Strategic Equity Allocation Trust	Equity	—	$8,100,729	—	—	$8,100,729
		—	$8,100,729	—	—	$8,100,729
Total Stock Market Index Trust	Equity	—	—	$824,311	—	$824,311
		—	—	$824,311	—	$824,311
Utilities Trust	Foreign currency	—	—	$102,756	—	$102,756
		—	—	$102,756	—	$102,756

1	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2018:

	Statements of operations Location — Change in unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	—	($5,188,063)	—	—	($5,188,063)
		—	($5,188,063)	—	—	($5,188,063)
Captial Appreciation Value Trust	Equity	($249,215)	—	—	$2,688,995	$2,439,780
		($249,215)	—	—	$2,688,995	$2,439,780
Emerging Markets Value Trust	Equity	—	$40,779	—	—	$40,779
		—	$40,779	—	—	$40,779
Financial Industries Trust	Foreign currency	—	—	$190,331	—	$190,331
		—	—	$190,331	—	$190,331
Health Sciences Trust	Equity	($21,353)	—	—	—	($21,353)
		($21,353)	—	—	—	($21,353)
International Equity Index Trust	Equity	—	($1,760,803)	—	—	($1,760,803)
		—	($1,760,803)	—	—	($1,760,803)
International Small Company Trust	Equity	—	($6,480)	—	—	($6,480)
		—	($6,480)	—	—	($6,480)
Mid Cap Index Trust	Equity	—	($1,185,396)	—	—	($1,185,396)
		—	($1,185,396)	—	—	($1,185,396)
Mutual Shares Trust	Foreign currency	—	—	$473,354	—	$473,354
		—	—	$473,354	—	$473,354
Small Cap Index Trust	Equity	—	($465,818)	—	—	($465,818)
		—	($465,818)	—	—	($465,818)
Strategic Equity Allocation Trust	Equity	—	($9,460,559)	—	—	($9,460,559)
		—	(9,460,559)	—	—	($9,460,559)
Total Stock Market Index Trust	Equity	—	($548,746)	—	—	($548,746)
		—	($548,746)	—	—	($548,746)
Utilities Trust	Foreign currency	—	—	$1,471,249	—	$1,471,249
		—	—	$1,471,249	—	$1,471,249

1	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS  Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES  John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Advisers, LLC (JHA), an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC. The annual rate for each portfolio is as follows:

•	500 Index Trust — a) 0.470% of the first $500 million of average net assets and b) 0.460% of the excess over $500 million of average net assets.

•	Blue Chip Growth Trust — a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of aggregate net assets between $500 million and $1 billion; c) 0.750% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets.

•	Capital Appreciation Trust — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of aggregate net assets between $300 million and $500 million; c) 0.700% of the aggregate net assets between $500 million and $1 billion; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Trust — If net aggregate assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceeds $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceeds $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceeds $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.

•	Emerging Markets Value Trust — a) 1.000% of the first $100 million of aggregate net assets and b) 0.950% of the excess over $100 million of aggregate net assets.

•	Equity Income Trust — a) 0.825% of the first $100 million of aggregate net assets; b) 0.800% of aggregate net assets between $100 million and $200 million; c) 0.775% of aggregate net assets between $200 million and $500 million; d) 0.750% of aggregate net assets between $500 million and $1.5 billion and e) 0.725% of the excess over $1.5 billion of aggregate net assets. When aggregate net assets exceeds $200 million on any day, the annual rate of management fee for that day is 0.800% on the first $200 million of aggregate net assets. When aggregate net assets exceeds $500 million on any day, the annual rate of management fee for that day is 0.775% on

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the first $500 million of aggregate net assets and 0.750% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of management fee for that day is 0.725% on the first $1.5 billion of aggregate net assets.

•	Financial Industries Trust — Aggregate net assets are net assets of the portfolio and John Hancock Financial Industries Fund, a series of John Hancock Investment Trust II. The management fee is a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.

•	Fundamental All Cap Core Trust— a) 0.675% of the first $2.5 billion of aggregate net assets and b) 0.650% of the excess over $2.5 billion of aggregate net assets.

•	Fundamental Large Cap Value Trust— a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of aggregate net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of aggregate net assets.

•	Global Trust — Aggregate net assets are the net assets of the portfolio, International Value Trust, Mutual Shares Trust, JHF II International Value Fund and JHF II International Small Cap Fund. The management fees is: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets.

•	Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of aggregate net assets between $500 million and $750 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the management fee is 0.950% on all net assets.

•	International Equity Index Trust— a) 0.550% of the first $100 million of average net assets and b) 0.530% of the excess over $100 million of average net assets.

•	International Growth Stock Trust — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of aggregate net assets between $250 million and $750 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Company Trust— 0.950% of aggregate net assets.

•	International Value Trust — Aggregate net assets are the net assets of the portfolio, Global Trust, Mutual Shares Trust, JHF II International Small Cap Fund and JHF II International Value Fund. The management fee is: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of aggregate net assets between $150 million and $300 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the management fee rate is 0.800% of aggregate net assets.

•	Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated fund assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated fund assets is: a) 0.050% of the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion in aggregate net assets.

•	Mid Cap Index Trust and Small Cap Index Trust— a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.

•	Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Trust — a) 1.050% of the first $20 million of aggregate net assets; and b) 0.950% of the excess over $30 million of aggregate net assets. When aggregate net assets exceed $50 million on any day, the management fee for that day is 0.950% of all assets of the portfolio.

•	Mutual Shares Trust — a) 0.960% of the first $750 million of average net assets; and b) 0.920% of the excess over $750 million of average net assets. When average net assets for the Mutual Shares Trust exceed $750 million, the management fee is 0.92% on all net assets.

•	Real Estate Securities Trust— 0.700% of aggregate net assets.

•	Science & Technology Trust and Small Company Value Trust— a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Opportunities Trust — Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund. The management fee is: a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

•	Small Cap Stock Trust — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

•	Small Cap Value Trust — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of aggregate net assets between $100 million and $600 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

•	Strategic Equity Allocation Trust — Aggregate net assets are the net assets of the portfolio, JHF II Strategic Equity Allocation Fund, JHF II U.S. Strategic Equity Allocation Fund, and JHF II International Strategic Equity Allocation Fund. The management fee is: a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets.

•	Total Stock Market Index Trust— a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.

•	Utilities Trust — a) 0.825% of the first $600 million of average net assets; b) 0.800% of average net assets between $600 million and $900 million; c) 0.775% of average net assets between $900 million and $1.5 billion; and d) 0.700% of the excess over $1.5 billion of average net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:

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Portfolios	Subadvisor
Science & Technology Trust	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Real Estate Securities Trust	Deutsche Investment Management Americas, Inc.
Emerging Markets Value Trust	Dimensional Fund Advisors LP
International Small Company Trust
Small Cap Opportunities Trust	Dimensional Fund Advisors LP; GW&K Investment Management
Mutual Shares Trust	Franklin Mutual Advisers, LLC
International Growth Stock Trust	Invesco Advisers, Inc.
Capital Appreciation Trust	Jennison Associates LLC
Lifestyle Aggressive Portfolio	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and
Lifestyle Balanced Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America)
Lifestyle Conservative Portfolio	Limited[1,2,3]
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Financial Industries Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [1,3]
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Strategic Equity Allocation Trust
500 Index Trust	John Hancock Asset Management a division of Manulife Asset Management (North America)
Mid Cap Index Trust	Limited
Small Cap Index Trust
Total Stock Market Index Trust
Utilities Trust	Massachusetts Financial Services Company
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust	T. Rowe Price Associates, Inc.
Capital Appreciation Value Trust
Equity Income Trust
Health Sciences Trust
Mid Value Trust
Small Company Value Trust
Global Trust	Templeton Global Advisors Limited
International Value Trust	Templeton Investment Counsel, LLC
Mid Cap Stock Trust	Wellington Management Company LLP
Small Cap Stock Trust
Small Cap Value Trust

1  An affiliate of the Advisor.

2  Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3  Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Emerging Markets Value Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Trust	0.25%
Health Sciences Trust	0.20%
International Growth Stock Trust	0.25%

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Portfolio	Expense limitation as a percentage of average net assets
International Small Company Trust	0.25%
International Value Trust	0.25%
Mid Cap Index Trust	0.08%
Mid Cap Stock Trust	0.20%
Mid Value Trust	0.20%
Mutual Shares Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%
Utilities Trust	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex, including certain of the portfolios presented in this report, (the participating portfolios). The waiver is based upon the aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2018, the waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 fees, taxes, short dividends, interest expense, acquired fund fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2019, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its management fee for Global Trust, International Value Trust and Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolios’ average daily net assets. The expense reimbursements will remain in effect until April 30, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter. Prior May 1, 2018, the Advisor has contractually agreed to waive its management fee for International Value Trust so that the amount retained by the Advisor after the payment of subadvisory fees did not exceed 0.45% of the portfolios’ average daily net assets.

The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to May 1, 2018, the Advisor had contractually agreed to waive its gross management fee for Financial Industries Trust so that it did not exceed 0.78% of the portfolio’s average net assets. This expense limitation agreement expired on April 30, 2018.

The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, New Income Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio’s average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.

The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.

The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.

The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by Deutsche Investment Management Americas, Inc. The management fee is reduced by the same amount as the subadvisory fee reduction. This waiver impacts Real Estate Securities Trust and may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to waive its management fee by 0.07% of the portfolio’s average daily net assets of Total Stock Market Index Trust. This waiver may be terminated at any time by the Advisor.

123

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The Adviser has voluntarily agreed to waive its management fee for Science & Technology Trust by 0.05% of the portfolio’s aggregate net assets between and including $250,000,001 and $500,000,000 that are managed by Allianz Global Investors U.S. LLC.

For the six months ended June 30, 2018, the waivers under these agreements amounted to:

Expense Reimbursement by Class

Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$3,914,221	$88,741	—	$2,325,424	$6,328,386
American Asset Allocation Trust	12,082	46,853	$5,745	—	64,680
American Global Growth Trust	865	7,821	1,351	—	10,037
American Growth Trust	5,707	29,424	4,213	—	39,344
American Growth-Income Trust	11,955	24,988	9,479	—	46,422
American International Trust	5,648	15,737	1,806	—	23,191
Blue Chip Growth Trust	60,460	25,156	—	247,020	332,636
Capital Appreciation Trust	8,589	3,017	—	34,154	45,760
Capital Appreciation Value Trust	770	61,315	—	19,023	81,108
Emerging Markets Value Trust	352	2,038	—	30,356	32,746
Equity Income Trust	44,189	22,848	—	228,368	295,405
Financial Industries Trust	7,079	818	—	2,056	9,953
Fundamental All Cap Core Trust	7,101	2,263	—	70,691	80,055
Fundamental Large Cap Value Trust	28,632	11,116	—	5,247	44,995
Global Trust	17,967	5,293	—	5,834	29,094
Health Sciences Trust	33,294	24,007	—	34,451	91,752
International Equity Index Trust	538,136	25,087	—	497,393	1,060,616
International Growth Stock Trust	254	818	—	15,315	16,387
International Small Company Trust	1,583	842	—	3,995	6,420
International Value Trust	4,613	2,797	—	28,336	35,746
Lifestyle Aggressive Portfolio	4,721	25,706	—	10,702	41,129
Lifestyle Balanced Portfolio	858	22,785	—	2,116	25,759
Lifestyle Conservative Portfolio	2,180	30,602	—	731	33,513
Lifestyle Growth Portfolio	5,894	155,956	—	8,701	170,551
Lifestyle Moderate Portfolio	769	20,749	—	1,483	23,001
Mid Cap Index Trust	676,423	46,610	—	107,142	830,175
Mid Cap Stock Trust	7,268	3,699	—	22,555	33,522
Mid Value Trust	81,164	16,209	—	115,121	212,494
Mutual Shares Trust	7,159	—	—	—	7,159
Real Estate Securities Trust	2,973	1,709	—	9,810	14,492
Science & Technology Trust	163,402	14,017	—	13,268	190,687
Small Cap Index Trust	122,396	12,100	—	41,483	175,979
Small Cap Opportunities Trust	84,770	33,523	—	25,482	143,775
Small Cap Stock Trust	3,937	1,379	—	14,496	19,812
Small Cap Value Trust	12,189	1,396	—	12,969	26,554
Small Company Value Trust	19,781	16,127	—	54,301	90,209
Strategic Equity Allocation Trust	—	—	—	7,184,149	7,184,149
Total Stock Market Index Trust	226,526	17,412	—	60,044	303,982
Utilities Trust	10,039	560	—	1,234	11,833

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2018, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
500 Index Trust	0.22%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.71%
Capital Appreciation Trust	0.69%
Capital Appreciation Value Trust	0.77%
Emerging Markets Value Trust	0.94%
Equity Income Trust	0.69%
Financial Industries Trust	0.75%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.64%
Global Trust	0.79%
Health Sciences Trust	0.98%
International Equity Index Trust	0.27%
International Growth Stock Trust	0.78%
International Small Company Trust	0.94%
International Value Trust	0.79%
Lifestyle Aggressive Portfolio	0.00%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.00%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.03%
Mid Cap Index Trust	0.36%
Mid Cap Stock Trust	0.82%
Mid Value Trust	0.90%
Mutual Shares Trust	0.95%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.98%
Small Cap Stock Trust	1.00%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.81%
Small Cap Value Trust	1.02%
Small Company Value Trust	0.98%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.40%
Utilities Trust	0.82%

*	The JHVIT Feeder Funds do not incur investment advisory fees. For more information on these portfolios, see Note 1.

124

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Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2018 amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I, Series II and Series III shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

For all portfolios, the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.

For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%

Distribution and service fees for the six months ended June 30, 2018 were:

Distribution and service fees by Class

Portfolio	Series I	Series II	Series III	Total
500 Index Trust	$797,780	$90,488	—	$888,268
American Asset Allocation Trust	849,815	4,119,885	$168,409	5,138,109
American Global Growth Trust	60,856	687,634	39,607	788,097
American Growth Trust	401,278	2,587,431	123,504	3,112,213
American Growth—Income Trust	840,726	2,197,201	277,851	3,315,778
American International Trust	397,219	1,383,840	52,952	1,834,011
Blue Chip Growth Trust	84,343	175,483	—	259,826
Capital Appreciation Trust	50,335	88,406	—	138,741
Capital Appreciation Value Trust	930	370,260	—	371,190
Emerging Markets Value Trust	2,061	59,751	—	61,812
Equity Income Trust	65,852	170,265	—	236,117
Financial Industries Trust	41,500	23,974	—	65,474
Fundamental All Cap Core Trust	41,635	66,332	—	107,967
Fundamental Large Cap Value Trust	124,149	240,980	—	365,129
Global Trust	35,998	53,045	—	89,043
Health Sciences Trust	26,723	96,356	—	123,079
International Equity Index Trust	101,680	23,719	—	125,399
International Growth Stock Trust	1,489	23,973	—	25,462
International Small Company Trust	9,280	24,679	—	33,959
International Value Trust	27,040	82,006	—	109,046
Lifestyle Aggressive Portfolio	907	24,571	—	25,478
Lifestyle Balanced Portfolio	8,582	1,139,299	—	1,147,881
Lifestyle Conservative Portfolio	2,920	205,586	—	208,506
Lifestyle Growth Portfolio	58,940	7,798,068	—	7,857,008
Lifestyle Moderate Portfolio	2,661	357,621	—	360,282
Mid Cap Index Trust	311,645	107,394	—	419,039
Mid Cap Stock Trust	42,565	108,345	—	150,910
Mid Value Trust	75,088	75,006	—	150,094
Mutual Shares Trust	41,966	—	—	41,966
Real Estate Securities Trust	17,431	50,093	—	67,524
Science and Technology Trust	172,888	74,174	—	247,062
Small Cap Index Trust	104,574	51,718	—	156,292
Small Cap Opportunities Trust	23,814	47,088	—	70,902
Small Cap Stock Trust	23,065	40,434	—	63,499
Small Cap Value Trust	71,454	40,909	—	112,363
Small Company Value Trust	15,814	64,469	—	80,283
Total Stock Market Index Trust	144,222	55,425	—	199,647
Utilities Trust	58,847	16,407	—	75,254

The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.

For the six months ended June 30, 2018, the waivers under these agreements amounted to:

125

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Series II
American Asset Allocation Trust	$329,591
American Global Growth Trust	73,348
American Growth Trust	310,492
American Growth-Income Trust	205,072
American International Trust	36,903

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other portfolios within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated portfolios. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The portfolios activity in this program during the period for which loans were outstanding was as follows:

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Blue Chip Growth Trust	Borrower	$8,837,097	2	1.720%	($844)
Emerging Markets Value Trust	Borrower	2,759,359	3	1.480%	(340)
International Small Company Trust	Borrower	2,622,332	3	1.720%	(376)
500 Index Trust	Lender	14,805,550	1	1.440%	592
Capital Appreciation Value Trust	Lender	8,274,194	1	1.720%	395
Equity Income Trust	Lender	1,994,426	1	1.710%	95
Fundamental All Cap Core Trust	Lender	1,000,000	3	1.710%	143
Fundamental Large Cap Value Trust	Lender	1,050,029	1	1.480%	43
Health Sciences Trust	Lender	4,150,000	1	1.710%	197
International Equity Index Trust	Lender	9,400,000	1	1.720%	449
Strategic Equity Allocation Trust	Lender	1,982,914	3	1.715%	283
Total Stock Market Index Trust	Lender	2,622,332	1	1.720%	376

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolios shares for the six months ended June 30, 2018 and year ended December 31, 2017 were as follows:

500 Index Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,094,266	$102,108,932	8,887,084	$262,124,197
Distributions reinvested	—	—	2,866,347	86,908,755
Repurchased	(2,554,031)	(83,583,866)	(7,030,862)	(214,325,859)
Net increase	540,235	$18,525,066	4,722,569	$134,707,093
Series II shares
Sold	72,374	$2,399,903	185,050	$5,589,384
Distributions reinvested	—	—	62,703	1,898,859
Repurchased	(248,464)	(8,168,414)	(306,378)	(9,125,939)
Net decrease	(176,090)	$(5,768,511)	(58,625)	$(1,637,696)
Series NAV shares
Sold	882,272	$28,572,816	1,300,595	$39,187,783
Distributions reinvested	—	—	1,759,757	53,376,525
Repurchased	(2,333,456)	(76,429,856)	(4,437,246)	(133,197,171)
Net decrease	(1,451,184)	$(47,857,040)	(1,376,894)	$(40,632,863)
Total net increase (decrease)	(1,087,039)	$(35,100,485)	3,287,050	$92,436,534

American Asset Allocation Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	460,066	$6,622,901	1,244,476	$17,602,026
Distributions reinvested	—	—	1,534,618	21,214,901
Repurchased	(696,049)	(10,047,242)	(1,217,964)	(17,257,318)
Net increase (decrease)	(235,983)	$(3,424,341)	1,561,130	$21,559,609
Series II shares
Sold	—	—	73,658	$1,040,308
Distributions reinvested	—	—	6,318,816	87,248,832
Repurchased	(5,842,826)	$(84,323,756)	(11,292,769)	(160,156,476)
Net decrease	(5,842,826)	$(84,323,756)	(4,900,295)	$(71,867,336)
Series III shares
Sold	—	—	7,565	$109,112
Distributions reinvested	—	—	812,615	11,267,930
Repurchased	(766,576)	$(11,123,942)	(1,225,360)	(17,396,995)
Net decrease	(766,576)	$(11,123,942)	(405,180)	$(6,019,953)
Total net decrease	(6,845,385)	$(98,872,039)	(3,744,345)	$(56,327,680)

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American Global Growth Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	125,623	$2,122,829	686,122	$10,868,716
Distributions reinvested	—	—	96,214	1,443,379
Repurchased	(81,544)	(1,348,217)	(549,735)	(8,670,681)
Net increase	44,079	$774,612	232,601	$3,641,414
Series II shares
Sold	115,004	$1,925,409	337,708	$5,169,107
Distributions reinvested	—	—	1,015,847	15,188,048
Repurchased	(1,109,670)	(18,518,285)	(2,216,797)	(33,999,150)
Net decrease	(994,666)	$(16,592,876)	(863,242)	$(13,641,995)
Series III shares
Sold	32,786	$542,741	1,722	$24,317
Distributions reinvested	—	—	188,728	2,835,518
Repurchased	(162,494)	(2,712,574)	(505,450)	(7,745,420)
Net decrease	(129,708)	$(2,169,833)	(315,000)	$(4,885,585)
Total net decrease	(1,080,295)	$(17,988,097)	(945,641)	$(14,886,166)

American Growth Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	167,106	$3,585,424	685,877	$13,847,156
Distributions reinvested	—	—	1,034,542	19,248,869
Repurchased	(374,473)	(7,921,818)	(1,094,122)	(22,162,613)
Net increase (decrease)	(207,367)	$(4,336,394)	626,297	$10,933,412
Series II shares
Sold	1,880	$41,934	11,878	$231,748
Distributions reinvested	—	—	5,633,388	104,146,551
Repurchased	(3,733,784)	(79,610,047)	(6,853,980)	(138,327,554)
Net decrease	(3,731,904)	$(79,568,113)	(1,208,714)	$(33,949,255)
Series III shares
Sold	509	$10,612	5,835	$113,930
Distributions reinvested	—	—	827,109	15,372,695
Repurchased	(512,536)	(10,965,214)	(1,036,441)	(20,844,451)
Net decrease	(512,027)	$(10,954,602)	(203,497)	$(5,357,826)
Total net decrease	(4,451,298)	$(94,859,109)	(785,914)	$(28,373,669)

American Growth-Income Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	512,010	$9,343,980	310,937	$5,622,193
Distributions reinvested	—	—	2,816,866	46,058,161
Repurchased	(1,273,159)	(23,540,306)	(1,605,795)	(29,269,472)
Net increase (decrease)	(761,149)	$(14,196,326)	1,522,008	$22,410,882
Series II shares
Sold	8,232	$155,472	160,077	$3,038,248
Distributions reinvested	—	—	6,326,872	103,026,885
Repurchased	(3,462,651)	(63,833,786)	(6,187,711)	(112,340,916)
Net increase (decrease)	(3,454,419)	$(63,678,314)	299,238	$(6,275,783)
Series III shares
Sold	—	—	8,280	$148,176
Distributions reinvested	—	—	2,439,608	39,963,421
Repurchased	(1,119,713)	$(20,668,330)	(2,244,247)	(40,412,336)
Net increase (decrease)	(1,119,713)	$(20,668,330)	203,641	$(300,739)
Total net increase (decrease)	(5,335,281)	$(98,542,970)	2,024,887	$15,834,360

American International Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,197,104	$26,817,319	2,362,420	$49,621,498
Distributions reinvested	—	—	350,513	7,273,666
Repurchased	(1,103,304)	(24,486,970)	(1,982,519)	(40,832,923)
Net increase	93,800	$2,330,349	730,414	$16,062,241
Series II shares
Sold	302,220	$6,601,337	75,962	$1,587,264
Distributions reinvested	—	—	1,075,450	22,247,631
Repurchased	(1,414,123)	(31,662,096)	(4,150,775)	(84,653,573)
Net decrease	(1,111,903)	$(25,060,759)	(2,999,363)	$(60,818,678)
Series III shares
Sold	32,084	$700,463	3,520	$75,932
Distributions reinvested	—	—	133,128	2,764,103
Repurchased	(141,890)	(3,165,126)	(489,822)	(10,041,471)
Net decrease	(109,806)	$(2,464,663)	(353,174)	$(7,201,436)
Total net decrease	(1,127,909)	$(25,195,073)	(2,622,123)	$(51,957,873)

127

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Blue Chip Growth Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	12,845	$502,158	157,857	$4,999,945
Distributions reinvested	—	—	643,817	20,447,628
Repurchased	(615,356)	(23,313,531)	(1,389,093)	(44,533,659)
Net decrease	(602,511)	$(22,811,373)	(587,419)	$(19,086,086)
Series II shares
Sold	152,549	$5,657,904	164,907	$5,132,582
Distributions reinvested	—	—	278,472	8,643,768
Repurchased	(375,573)	(13,989,733)	(843,555)	(26,802,696)
Net decrease	(223,024)	$(8,331,829)	(400,176)	$(13,026,346)
Series NAV shares
Sold	413,808	$15,578,243	278,791	$9,045,720
Distributions reinvested	—	—	2,700,254	85,733,077
Repurchased	(4,196,247)	(162,115,580)	(7,603,900)	(244,046,426)
Net decrease	(3,782,439)	$(146,537,337)	(4,624,855)	$(149,267,629)
Total net decrease	(4,607,974)	$(177,680,539)	(5,612,450)	$(181,380,061)

Capital Appreciation Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	220,029	$3,439,297	142,209	$1,800,649
Distributions reinvested	—	—	1,140,079	15,197,252
Repurchased	(891,940)	(14,116,669)	(2,161,637)	(29,496,549)
Net decrease	(671,911)	$(10,677,372)	(879,349)	$(12,498,648)
Series II shares
Sold	340,044	$5,222,381	249,415	$3,200,664
Distributions reinvested	—	—	423,529	5,463,530
Repurchased	(479,049)	(7,343,631)	(1,086,570)	(14,567,759)
Net decrease	(139,005)	$(2,121,250)	(413,626)	$(5,903,565)
Series NAV shares
Sold	740,762	$11,728,313	2,423,628	$32,854,041
Distributions reinvested	—	—	4,752,012	63,486,882
Repurchased	(6,558,232)	(105,030,226)	(14,159,644)	(192,949,697)
Net increase (decrease)	(5,817,470)	$(93,301,913)	(6,984,004)	$(96,608,774)
Total net decrease	(6,628,386)	$(106,100,535)	(8,276,979)	$(115,010,987)

Capital Appreciation Value Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	13,067	$157,451	138,703	$1,594,872
Distributions reinvested	—	—	24,177	279,982
Repurchased	(44,934)	(547,183)	(93,802)	(1,115,429)
Net increase (decrease)	(31,867)	$(389,732)	69,078	$759,425
Series II shares
Sold	3,192	$38,240	219,244	$2,572,395
Distributions reinvested	—	—	1,587,808	18,295,301
Repurchased	(1,780,113)	(21,576,266)	(3,861,366)	(45,375,917)
Net decrease	(1,776,921)	$(21,538,026)	(2,054,314)	$(24,508,221)
Series NAV shares
Sold	272,505	$3,304,425	1,936,299	$22,611,843
Distributions reinvested	—	—	478,179	5,527,730
Repurchased	(503,919)	(6,069,571)	(1,455,644)	(17,206,211)
Net increase (decrease)	(231,414)	$(2,765,146)	958,834	$10,933,362
Total net decrease	(2,040,202)	$(24,692,904)	(1,026,402)	$(12,815,434)

Emerging Markets Value Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	102,194	$1,119,814	49,158	$480,733
Issued in reorganization (Note 12)	—	—	430,771	4,442,537
Distributions reinvested	—	—	9,503	96,719
Repurchased	(117,648)	(1,307,350)	(57,216)	(547,671)
Net increase (decrease)	(15,454)	$(187,536)	432,216	$4,472,318
Series II shares
Sold	250,444	$2,675,335	24,519	$250,778
Issued in reorganization (Note 12)	—	—	4,676,602	48,174,304
Distributions reinvested	—	—	35,513	363,278
Repurchased	(405,817)	(4,368,406)	(255,718)	(2,642,126)
Net increase (decrease)	(155,373)	$(1,693,071)	4,480,916	$46,146,234
Series NAV shares
Sold	3,474,737	$36,178,282	2,330,901	$22,570,412
Issued in reorganization (Note 12)	—	—	4,410,214	45,427,111
Distributions reinvested	—	—	1,115,389	11,295,801
Repurchased	(3,979,071)	(44,292,243)	(14,416,898)	(135,654,799)
Net decrease	(504,334)	$(8,113,961)	(6,560,394)	$(56,361,475)
Total net decrease	(675,161)	$(9,994,568)	(1,647,262)	$(5,742,923)

128

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Equity Income Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	29,978	$517,758	71,479	$1,232,499
Distributions reinvested	—	—	1,607,574	26,133,173
Repurchased	(1,246,999)	(21,811,412)	(2,190,146)	(37,708,053)
Net decrease	(1,217,021)	$(21,293,654)	(511,093)	$(10,342,381)
Series II shares
Sold	14,227	$244,765	78,033	$1,317,941
Distributions reinvested	—	—	844,046	13,644,385
Repurchased	(806,996)	(14,115,431)	(1,511,225)	(25,853,208)
Net decrease	(792,769)	$(13,870,666)	(589,146)	$(10,890,882)
Series NAV shares
Sold	1,618,820	$28,472,263	1,428,679	$24,262,805
Distributions reinvested	—	—	8,279,046	134,081,196
Repurchased	(3,129,854)	(55,098,011)	(14,054,590)	(242,202,279)
Net decrease	(1,511,034)	$(26,625,748)	(4,346,865)	$(83,858,278)
Total net decrease	(3,520,824)	$(61,790,068)	(5,447,104)	$(105,091,541)

Financial Industries Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	445,479	$6,895,827	2,576,723	$35,794,947
Distributions reinvested	—	—	133,958	1,904,984
Repurchased	(1,349,937)	(20,702,025)	(3,683,030)	(50,569,145)
Net decrease	(904,458)	$(13,806,198)	(972,349)	$(12,869,214)
Series II shares
Sold	114,219	$1,695,015	336,357	$4,632,580
Distributions reinvested	—	—	13,552	191,125
Repurchased	(188,901)	(2,882,677)	(655,952)	(8,932,875)
Net decrease	(74,682)	$(1,187,662)	(306,043)	$(4,109,170)
Series NAV shares
Sold	92,926	$1,432,066	1,671,576	$23,048,662
Distributions reinvested	—	—	38,867	551,791
Repurchased	(151,212)	(2,314,036)	(501,693)	(6,923,882)
Net increase (decrease)	(58,286)	$(881,970)	1,208,750	$16,676,571
Total net decrease	(1,037,426)	$(15,875,830)	(69,642)	$(301,813)

Fundamental All Cap Core Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	99,448	$2,623,414	510,964	$12,039,843
Distributions reinvested	—	—	217,160	5,082,008
Repurchased	(699,465)	(18,470,248)	(1,061,221)	(25,189,545)
Net decrease	(600,017)	$(15,846,834)	(333,097)	$(8,067,694)
Series II shares
Sold	40,834	$1,074,142	124,479	$2,904,063
Distributions reinvested	—	—	65,300	1,517,007
Repurchased	(155,533)	(4,124,272)	(428,684)	(10,046,310)
Net decrease	(114,699)	$(3,050,130)	(238,905)	$(5,625,240)
Series NAV shares
Sold	259,146	$6,783,945	3,311,045	$75,836,113
Distributions reinvested	—	—	2,064,692	48,594,777
Repurchased	(2,268,442)	(60,130,622)	(8,199,979)	(190,863,491)
Net decrease	(2,009,296)	$(53,346,677)	(2,824,242)	$(66,432,601)
Total net decrease	(2,724,012)	$(72,243,641)	(3,396,244)	$(80,125,535)

Fundamental Large Cap Value Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	31,521	$651,735	161,887	$3,154,623
Distributions reinvested	—	—	417,713	8,382,268
Repurchased	(1,960,966)	(41,531,138)	(5,263,151)	(104,534,078)
Net decrease	(1,929,445)	$(40,879,403)	(4,683,551)	$(92,997,187)
Series II shares
Sold	103,911	$2,150,453	71,830	$1,413,805
Distributions reinvested	—	—	141,814	2,862,570
Repurchased	(885,452)	(18,988,844)	(1,801,067)	(35,851,641)
Net decrease	(781,541)	$(16,838,391)	(1,587,423)	$(31,575,266)
Series NAV shares
Sold	290,491	$6,174,690	416,975	$8,286,394
Distributions reinvested	—	—	72,824	1,463,195
Repurchased	(276,129)	(5,893,251)	(636,729)	(12,629,667)
Net increase (decrease)	14,362	$281,439	(146,930)	$(2,880,078)
Total net decrease	(2,696,624)	$(57,436,355)	(6,417,904)	$(127,452,531)

129

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Global Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	83,818	$1,805,892	31,832	$657,313
Distributions reinvested	—	—	127,367	2,689,000
Repurchased	(378,119)	(8,343,017)	(978,283)	(20,147,918)
Net decrease	(294,301)	$(6,537,125)	(819,084)	$(16,801,605)
Series II shares
Sold	19,710	$431,115	51,607	$1,078,942
Distributions reinvested	—	—	34,619	727,926
Repurchased	(200,306)	(4,389,862)	(340,336)	(6,944,978)
Net decrease	(180,596)	$(3,958,747)	(254,110)	$(5,138,110)
Series NAV shares
Sold	219,272	$4,802,508	201,548	$4,232,368
Distributions reinvested	—	—	42,423	894,353
Repurchased	(303,837)	(6,696,511)	(288,143)	(6,025,330)
Net decrease	(84,565)	$(1,894,003)	(44,172)	$(898,609)
Total net decrease	(559,462)	$(12,389,875)	(1,117,366)	$(22,838,324)

Health Sciences Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	116,316	$3,022,433	409,554	$10,276,474
Distributions reinvested	—	—	453,839	10,647,055
Repurchased	(357,169)	(9,379,839)	(881,657)	(21,590,971)
Net decrease	(240,853)	$(6,357,406)	(18,264)	$(667,442)
Series II shares
Sold	168,710	$4,269,100	195,559	$4,462,820
Distributions reinvested	—	—	371,236	8,100,368
Repurchased	(351,619)	(8,528,981)	(797,986)	(18,428,959)
Net decrease	(182,909)	$(4,259,881)	(231,191)	$(5,865,771)
Series NAV shares
Sold	154,257	$4,067,497	369,833	$9,370,247
Distributions reinvested	—	—	431,000	10,244,857
Repurchased	(208,020)	(5,582,553)	(930,193)	(23,099,413)
Net decrease	(53,763)	$(1,515,056)	(129,360)	$(3,484,309)
Total net decrease	(477,525)	$(12,132,343)	(378,815)	$(10,017,522)

International Equity Index Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,159,405	$21,905,905	3,529,540	$59,705,975
Distributions reinvested	—	—	443,360	7,957,482
Repurchased	(784,396)	(14,491,671)	(1,048,678)	(18,037,273)
Net increase	375,009	$7,414,234	2,924,222	$49,626,184
Series II shares
Sold	128,032	$2,477,914	170,998	$2,924,821
Distributions reinvested	—	—	18,893	339,214
Repurchased	(150,207)	(2,794,457)	(172,505)	(2,937,705)
Net increase (decrease)	(22,175)	$(316,543)	17,386	$326,330
Series NAV shares
Sold	1,126,683	$20,771,096	1,869,265	$32,390,419
Distributions reinvested	—	—	425,828	7,640,403
Repurchased	(1,143,341)	(20,908,067)	(1,980,882)	(32,644,047)
Net increase (decrease)	(16,658)	$(136,971)	314,211	$7,386,775
Total net increase	336,176	$6,960,720	3,255,819	$57,339,289

International Growth Stock Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	34,477	$649,994	82,409	$1,394,577
Distributions reinvested	—	—	4,408	79,484
Repurchased	(45,162)	(836,339)	(17,922)	(314,964)
Net increase (decrease)	(10,685)	$(186,345)	68,895	$1,159,097
Series II shares
Sold	58,393	$1,088,944	79,824	$1,386,596
Distributions reinvested	—	—	12,608	226,945
Repurchased	(78,710)	(1,450,518)	(181,702)	(3,166,023)
Net decrease	(20,317)	$(361,574)	(89,270)	$(1,552,482)
Series NAV shares
Sold	401,760	$7,390,604	1,077,091	$18,574,203
Distributions reinvested	—	—	280,567	5,064,621
Repurchased	(815,863)	(15,162,795)	(4,137,136)	(70,821,156)
Net decrease	(414,103)	$(7,772,191)	(2,779,478)	$(47,182,332)
Total net decrease	(445,105)	$(8,320,110)	(2,799,853)	$(47,575,717)

130

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Small Company Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	25,886	$421,084	277,326	$4,081,402
Distributions reinvested	—	—	32,474	487,758
Repurchased	(318,974)	(5,033,953)	(445,283)	(6,369,820)
Net decrease	(293,088)	$(4,612,869)	(135,483)	$(1,800,660)
Series II shares
Sold	37,980	$617,983	121,781	$1,776,336
Distributions reinvested	—	—	15,926	238,151
Repurchased	(120,593)	(1,944,888)	(285,453)	(4,064,739)
Net decrease	(82,613)	$(1,326,905)	(147,746)	$(2,050,252)
Series NAV shares
Sold	489,783	$7,831,189	1,485,611	$21,369,535
Distributions reinvested	—	—	81,192	1,220,666
Repurchased	(724,045)	(11,617,763)	(394,484)	(5,726,895)
Net increase (decrease)	(234,262)	$(3,786,574)	1,172,319	$16,863,306
Total net increase (decrease)	(609,963)	$(9,726,348)	889,090	$13,012,394

International Value Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	88,746	$1,276,446	52,845	$723,898
Distributions reinvested	—	—	144,614	2,014,386
Repurchased	(559,332)	(8,000,892)	(1,286,081)	(17,567,061)
Net decrease	(470,586)	$(6,724,446)	(1,088,622)	$(14,828,777)
Series II shares
Sold	24,933	$345,284	80,606	$1,107,013
Distributions reinvested	—	—	81,659	1,136,690
Repurchased	(393,028)	(5,613,139)	(1,047,347)	(14,338,254)
Net decrease	(368,095)	$(5,267,855)	(885,082)	$(12,094,551)
Series NAV shares
Sold	1,457,400	$20,516,330	1,490,898	$20,466,588
Distributions reinvested	—	—	911,698	12,607,799
Repurchased	(3,397,216)	(48,396,790)	(8,910,178)	(120,909,688)
Net decrease	(1,939,816)	$(27,880,460)	(6,507,582)	$(87,835,301)
Total net decrease	(2,778,497)	$(39,872,761)	(8,481,286)	$(114,758,629)

Lifestyle Aggressive Portfolio	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	15,097	$223,688	7,375	$104,842
Distributions reinvested	—	—	7,173	104,869
Repurchased	(21,493)	(335,692)	(93,583)	(1,350,541)
Net decrease	(6,396)	$(112,004)	(79,035)	$(1,140,830)
Series II shares
Sold	73,457	$1,130,598	53,338	$754,885
Distributions reinvested	—	—	36,689	534,720
Repurchased	(91,913)	(1,421,074)	(200,165)	(2,820,291)
Net decrease	(18,456)	$(290,476)	(110,138)	$(1,530,686)
Series NAV shares
Sold	362,628	$5,597,397	252,095	$3,428,507
Distributions reinvested	—	—	12,391	181,791
Repurchased	(134,272)	(2,046,269)	(13,679)	(193,596)
Net increase	228,356	$3,551,128	250,807	$3,416,702
Total net increase	203,504	$3,148,648	61,634	$745,186

Lifestyle Balanced Portfolio	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	165,180	$2,469,666	458,304	$6,765,166
Distributions reinvested	—	—	72,446	1,077,444
Repurchased	(128,855)	(1,936,726)	(483,055)	(6,957,352)
Net increase	36,325	$532,940	47,695	$885,258
Series II shares
Sold	1,009,277	$15,157,547	1,617,070	$23,557,701
Distributions reinvested	—	—	1,914,417	28,484,622
Repurchased	(4,310,175)	(64,521,953)	(6,607,390)	(96,720,002)
Net decrease	(3,300,898)	$(49,364,406)	(3,075,903)	$(44,677,679)
Series NAV shares
Sold	360,105	$5,397,248	928,652	$13,526,858
Distributions reinvested	—	—	177,720	2,641,365
Repurchased	(61,175)	(915,918)	(101,881)	(1,482,853)
Net increase	298,930	$4,481,330	1,004,491	$14,685,370
Total net decrease	(2,965,643)	$(44,350,136)	(2,023,717)	$(29,107,051)

131

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Conservative Portfolio	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	153,685	$2,042,459	274,423	$3,710,799
Distributions reinvested	—	—	25,715	344,834
Repurchased	(134,921)	(1,796,432)	(117,968)	(1,591,199)
Net increase	18,764	$246,027	182,170	$2,464,434
Series II shares
Sold	1,161,528	$15,414,426	1,122,068	$15,004,321
Distributions reinvested	—	—	355,249	4,767,469
Repurchased	(1,107,808)	(14,688,197)	(2,884,839)	(38,577,218)
Net increase (decrease)	53,720	$726,229	(1,407,522)	$(18,805,428)
Series NAV shares
Sold	31,494	$416,384	47,114	$632,510
Distributions reinvested	—	—	8,429	112,968
Repurchased	(4,912)	(65,063)	(6,577)	(87,943)
Net increase	26,582	$351,321	48,966	$657,535
Total net increase (decrease)	99,066	$1,323,577	(1,176,386)	$(15,683,459)

Lifestyle Growth Portfolio	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	143,729	$2,373,533	411,043	$6,348,628
Issued in reorganization (Note 12)	—	—	8,715,614	142,041,750
Distributions reinvested	—	—	327,410	5,332,384
Repurchased	(890,600)	(14,714,089)	(1,069,256)	(17,128,515)
Net increase (decrease)	(746,871)	$(12,340,556)	8,384,811	$136,594,247
Series II shares
Sold	96,366	$1,593,522	783,210	$11,805,916
Issued in reorganization (Note 12)	—	—	209,799,796	3,417,645,177
Distributions reinvested	—	—	8,198,909	133,368,825
Repurchased	(25,156,408)	(415,199,287)	(24,327,569)	(387,881,676)
Net increase (decrease)	(25,060,042)	$(413,605,765)	194,454,346	$3,174,938,242
Series NAV shares
Sold	735,511	$12,152,901	1,285,404	$20,111,936
Issued in reorganization (Note 12)	—	—	12,208,429	198,936,913
Distributions reinvested	—	—	471,016	7,673,324
Repurchased	(395,865)	(6,550,342)	(363,582)	(5,801,479)
Net increase	339,646	$5,602,559	13,601,267	$220,920,694
Total net increase (decrease)	(25,467,267)	$(420,343,762)	216,440,424	$3,532,453,183

Lifestyle Moderate Portfolio	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	44,181	$635,859	156,293	$2,207,261
Distributions reinvested	—	—	24,026	345,645
Repurchased	(78,018)	(1,115,035)	(153,278)	(2,179,604)
Net increase (decrease)	(33,837)	$(479,176)	27,041	$373,302
Series II shares
Sold	535,227	$7,701,451	846,541	$12,014,706
Distributions reinvested	—	—	606,481	8,737,037
Repurchased	(1,302,790)	(18,765,035)	(2,914,876)	(41,400,143)
Net decrease	(767,563)	$(11,063,584)	(1,461,854)	$(20,648,400)
Series NAV shares
Sold	109,272	$1,568,335	335,198	$4,777,300
Distributions reinvested	—	—	42,346	609,492
Repurchased	(27,384)	(392,280)	(53,126)	(762,890)
Net increase	81,888	$1,176,055	324,418	$4,623,902
Total net decrease	(719,512)	$(10,366,705)	(1,110,395)	$(15,651,196)

132

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Mid Cap Index Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	344,915	$8,083,044	16,777,609	$371,826,162
Issued in reorganization (Note 12)	—	—	4,068,487	90,512,832
Distributions reinvested	—	—	2,734,514	56,416,389
Repurchased	(3,101,620)	(72,070,213)	(5,800,817)	(129,285,373)
Net increase (decrease)	(2,756,705)	$(63,987,169)	17,779,793	$389,470,010
Series II shares
Sold	19,847	$469,964	53,594	$1,190,271
Issued in reorganization (Note 12)	—	—	1,018,218	22,519,487
Distributions reinvested	—	—	207,249	4,239,287
Repurchased	(375,992)	(8,655,685)	(556,445)	(12,291,206)
Net increase (decrease)	(356,145)	$(8,185,721)	722,616	$15,657,839
Series NAV shares
Sold	977,127	$22,836,059	2,164,633	$47,644,520
Issued in reorganization (Note 12)	—	—	1,358,461	30,228,121
Distributions reinvested	—	—	520,606	10,742,820
Repurchased	(970,375)	(22,455,381)	(1,695,750)	(37,727,420)
Net increase	6,752	$380,678	2,347,950	$50,888,041
Total net increase (decrease)	(3,106,098)	$(71,792,212)	20,850,359	$456,015,890

Mid Cap Stock Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	26,272	$519,946	69,105	$1,108,332
Issued in reorganization (Note 12)	27,279	508,219	—	—
Distributions reinvested	—	—	204,744	3,363,937
Repurchased	(737,986)	(14,090,872)	(1,565,026)	(25,485,623)
Net decrease	(684,435)	$(13,062,707)	(1,291,177)	$(21,013,354)
Series II shares
Sold	144,799	$2,664,893	194,232	$2,940,230
Distributions reinvested (Note 12)	—	—	117,328	1,826,795
Repurchased	(496,939)	(8,928,129)	(959,121)	(14,946,066)
Net decrease	(352,140)	$(6,263,236)	(647,561)	$(10,179,041)
Series NAV shares
Sold	78,924	$1,495,602	1,038,688	$17,534,972
Issued in reorganization (Note 12)	6,187,696	116,656,722	—	—
Distributions reinvested	—	—	601,769	10,001,394
Repurchased	(8,063,448)	(159,878,665)	(5,270,967)	(86,805,507)
Net increase (decrease)	(1,796,828)	$(41,726,341)	(3,630,510)	$(59,269,141)
Total net increase (decrease)	(2,833,403)	$(61,052,284)	(5,569,248)	$(90,461,536)

Mid Value Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	916,912	$11,043,603	895,253	$10,536,809
Distributions reinvested	—	—	3,034,218	32,506,214
Repurchased	(2,325,621)	(27,322,770)	(6,167,179)	(71,952,167)
Net decrease	(1,408,709)	$(16,279,167)	(2,237,708)	$(28,909,144)
Series II shares
Sold	9,973	$117,494	121,742	$1,438,643
Distributions reinvested	—	—	580,177	6,210,704
Repurchased	(377,507)	(4,436,100)	(1,106,556)	(12,935,548)
Net decrease	(367,534)	$(4,318,606)	(404,637)	$(5,286,201)
Series NAV shares
Sold	167,850	$1,963,297	2,091,308	$24,706,256
Distributions reinvested	—	—	4,133,054	44,040,813
Repurchased	(1,888,599)	(21,998,555)	(5,319,237)	(62,264,857)
Net increase (decrease)	(1,720,749)	$(20,035,258)	905,125	$6,482,212
Total net decrease	(3,496,992)	$(40,633,031)	(1,737,220)	$(27,713,133)

Mutual Shares Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	443,636	$2,884,981	909,647	$7,075,139
Distributions reinvested	—	—	12,508,636	80,318,543
Repurchased	(1,497,727)	(10,067,885)	(2,380,072)	(21,821,457)
Net increase (decrease)	(1,054,091)	$(7,182,904)	11,038,211	$65,572,225
Total net increase (decrease)	(1,054,091)	$(7,182,904)	11,038,211	$65,572,225

133

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Real Estate Securities Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	36,379	$672,140	27,927	$544,220
Distributions reinvested	—	—	20,526	405,805
Repurchased	(340,868)	(6,378,810)	(678,969)	(12,983,784)
Net decrease	(304,489)	$(5,706,670)	(630,516)	$(12,033,759)
Series II shares
Sold	6,667	$120,435	103,156	$1,995,046
Distributions reinvested	—	—	8,333	164,996
Repurchased	(216,558)	(4,071,055)	(577,814)	(11,075,777)
Net decrease	(209,891)	$(3,950,620)	(466,325)	$(8,915,735)
Series NAV shares
Sold	380,091	$7,075,046	566,369	$10,911,861
Distributions reinvested	—	—	72,773	1,429,264
Repurchased	(1,402,497)	(26,033,689)	(2,085,129)	(39,681,843)
Net decrease	(1,022,406)	$(18,958,643)	(1,445,987)	$(27,340,718)
Total net decrease	(1,536,786)	$(28,615,933)	(2,542,828)	$(48,290,212)

Science & Technology Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,808,174	$60,143,036	2,936,766	$79,432,718
Distributions reinvested	—	—	1,140,380	30,870,085
Repurchased	(1,073,339)	(34,866,921)	(2,403,913)	(65,923,924)
Net increase	734,835	$25,276,115	1,673,233	$44,378,879
Series II shares
Sold	232,725	$7,360,856	296,323	$7,518,076
Distributions reinvested	—	—	111,767	2,909,292
Repurchased	(191,031)	(6,054,661)	(488,436)	(12,947,160)
Net increase (decrease)	41,694	$1,306,195	(80,346)	$(2,519,792)
Series NAV shares
Sold	221,476	$7,385,049	358,577	$10,237,066
Distributions reinvested	—	—	86,741	2,370,636
Repurchased	(85,294)	(2,858,518)	(344,270)	(9,642,667)
Net increase	136,182	$4,526,531	101,048	$2,965,035
Total net increase	912,711	$31,108,841	1,693,935	$44,824,122

Small Cap Index Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,102,850	$18,604,150	3,188,679	$48,443,112
Distributions reinvested	—	—	1,210,805	17,500,671
Repurchased	(1,246,369)	(20,430,071)	(3,347,405)	(51,504,002)
Net increase (decrease)	(143,519)	$(1,825,921)	1,052,079	$14,439,781
Series II shares
Sold	15,410	$263,637	64,426	$985,159
Distributions reinvested	—	—	123,792	1,772,985
Repurchased	(221,897)	(3,649,162)	(594,194)	(9,008,346)
Net decrease	(206,487)	$(3,385,525)	(405,976)	$(6,250,202)
Series NAV shares
Sold	1,146,117	$19,172,709	1,273,648	$19,541,069
Distributions reinvested	—	—	392,212	5,681,789
Repurchased	(579,437)	(9,501,107)	(923,772)	(14,269,748)
Net increase	566,680	$9,671,602	742,088	$10,953,110
Total net increase	216,674	$4,460,156	1,388,191	$19,142,689

Small Cap Opportunities Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	13,292	$440,172	28,610	$891,419
Distributions reinvested	—	—	226,686	6,483,208
Repurchased	(209,556)	(6,858,470)	(415,913)	(13,067,632)
Net decrease	(196,264)	$(6,418,298)	(160,617)	$(5,693,005)
Series II shares
Sold	5,926	$198,686	80,315	$2,493,172
Distributions reinvested	—	—	90,654	2,551,910
Repurchased	(90,116)	(2,906,776)	(209,431)	(6,442,164)
Net decrease	(84,190)	$(2,708,090)	(38,462)	$(1,397,082)
Series NAV shares
Sold	62,999	$2,066,965	177,673	$5,526,901
Distributions reinvested	—	—	215,746	6,137,963
Repurchased	(72,612)	(2,349,448)	(2,239,578)	(71,533,601)
Net decrease	(9,613)	$(282,483)	(1,846,159)	$(59,868,737)
Total net decrease	(290,067)	$(9,408,871)	(2,045,238)	$(66,958,824)

134

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Stock Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	955,060	$10,598,589	814,137	$7,365,368
Repurchased	(648,369)	(6,854,476)	(1,877,411)	(16,977,626)
Net increase (decrease)	306,691	$3,744,113	(1,063,274)	$(9,612,258)
Series II shares
Sold	238,218	$2,491,704	275,933	$2,385,010
Repurchased	(263,657)	(2,713,267)	(727,703)	(6,305,215)
Net decrease	(25,439)	$(221,563)	(451,770)	$(3,920,205)
Series NAV shares
Sold	757,841	$8,152,982	5,792,264	$56,431,241
Repurchased	(3,476,161)	(38,400,172)	(6,103,846)	(55,218,338)
Net increase (decrease)	(2,718,320)	$(30,247,190)	(311,582)	$1,212,903
Total net decrease	(2,437,068)	$(26,724,640)	(1,826,626)	$(12,319,560)

Small Cap Value Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,842	$1,003,806	542,545	$11,512,485
Distributions reinvested	—	—	1,527,600	28,011,641
Repurchased	(1,849,624)	(37,619,614)	(4,138,433)	(85,002,992)
Net decrease	(1,800,782)	$(36,615,808)	(2,068,288)	$(45,478,866)
Series II shares
Sold	20,844	$423,742	92,258	$1,894,439
Distributions reinvested	—	—	166,733	3,032,463
Repurchased	(209,581)	(4,284,542)	(430,216)	(8,838,716)
Net decrease	(188,737)	$(3,860,800)	(171,225)	$(3,911,814)
Series NAV shares
Sold	115,495	$2,296,577	1,654,169	$33,756,143
Distributions reinvested	—	—	1,409,576	25,794,243
Repurchased	(1,050,325)	(21,514,201)	(2,185,431)	(45,089,140)
Net increase (decrease)	(934,830)	$(19,217,624)	878,314	$14,461,246
Total net decrease	(2,924,349)	$(59,694,232)	(1,361,199)	$(34,929,434)

Small Company Value Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,823	$143,127	77,905	$1,695,467
Distributions reinvested	—	—	504,740	9,418,446
Repurchased	(228,810)	(4,778,278)	(666,681)	(14,380,015)
Net decrease	(221,987)	$(4,635,151)	(84,036)	$(3,266,102)
Series II shares
Sold	32,412	$678,760	73,179	$1,527,835
Distributions reinvested	—	—	434,369	7,944,612
Repurchased	(258,692)	(5,279,323)	(520,632)	(11,010,186)
Net decrease	(226,280)	$(4,600,563)	(13,084)	$(1,537,739)
Series NAV shares
Sold	104,476	$2,149,116	1,153,661	$24,325,755
Distributions reinvested	—	—	1,257,810	23,407,837
Repurchased	(635,691)	(13,411,136)	(946,980)	(19,909,403)
Net increase (decrease)	(531,215)	$(11,262,020)	1,464,491	$27,824,189
Total net increase (decrease)	(979,482)	$(20,497,734)	1,367,371	$23,020,348

Strategic Equity Allocation Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	39,559	$797,129	262,562	$4,696,385
Distributions reinvested	—	—	19,226,703	361,758,039
Repurchased	(39,066,856)	(792,085,941)	(101,101,189)	(1,878,082,888)
Net decrease	(39,027,297)	$(791,288,812)	(81,611,924)	$(1,511,628,464)
Total net decrease	(39,027,297)	$(791,288,812)	(81,611,924)	$(1,511,628,464)

135

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Total Stock Market Index Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	434,451	$9,945,646	2,644,771	$53,842,903
Issued in reorganization (Note 12)	—	—	2,428,390	49,754,824
Distributions reinvested	—	—	928,157	19,355,588
Repurchased	(1,902,443)	(43,277,305)	(4,550,743)	(96,201,498)
Net increase (decrease)	(1,467,992)	$(33,331,659)	1,450,575	$26,751,817
Series II shares
Sold	5,074	$113,980	21,306	$430,272
Issued in reorganization (Note 12)	—	—	326,253	6,658,154
Distributions reinvested	—	—	67,253	1,394,131
Repurchased	(135,603)	(3,097,979)	(268,413)	(5,621,815)
Net increase (decrease)	(130,529)	$(2,983,999)	146,399	$2,860,742
Series NAV shares
Sold	513,894	$11,615,932	1,628,471	$33,399,609
Issued in reorganization (Note 12)	—	—	496,179	10,165,000
Distributions reinvested	—	—	249,903	5,215,471
Repurchased	(1,349,023)	(30,213,562)	(1,881,737)	(38,458,770)
Net increase (decrease)	(835,129)	$(18,597,630)	492,816	$10,321,310
Total net increase (decrease)	(2,433,650)	$(54,913,288)	2,089,790	$39,933,869

Utilities Trust	Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	52,406	$742,350	607,162	$8,377,989
Distributions reinvested	—	—	466,479	6,613,452
Repurchased	(2,552,877)	(35,749,941)	(4,680,562)	(64,774,587)
Net decrease	(2,500,471)	$(35,007,591)	(3,606,921)	$(49,783,146)
Series II shares
Sold	3,660	$51,308	51,923	$703,747
Distributions reinvested	—	—	23,727	332,651
Repurchased	(131,164)	(1,816,714)	(203,218)	(2,758,068)
Net decrease	(127,504)	$(1,765,406)	(127,568)	$(1,721,670)
Series NAV shares
Sold	67,338	$936,837	215,696	$2,966,751
Distributions reinvested	—	—	52,042	736,759
Repurchased	(198,090)	(2,758,224)	(315,948)	(4,354,639)
Net decrease	(130,752)	$(1,821,387)	(48,210)	$(651,129)
Total net decrease	(2,758,727)	$(38,594,384)	(3,782,699)	$(52,155,945)

Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Emerging Markets Value Trust, Financial Industries Trust and International Equity Index Trust, where affiliates owned 92.87%, 99.97% and 99.98% of series NAV, respectively. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

7.  PURCHASE AND SALE OF SECURITIES  Purchases and sales of securities, other than short-term investments, U.S. Treasury obligations and merger activity, are aggregated below for the year ended June 30, 2018:

Portfolio	Purchases	Sales
500 Index Trust	$79,325,576	$87,094,752
American Asset Allocation Trust	70,686,683	104,963,346
American Global Growth Trust	17,687,395	20,755,064
American Growth Trust	90,876,515	97,790,772
American Growth-Income Trust	79,773,684	106,352,926
American International Trust	52,780,086	54,054,831
Blue Chip Growth Trust	182,404,750	357,096,930
Capital Appreciation Trust	182,529,872	308,766,399
Capital Appreciation Value Trust	145,977,943	152,121,505
Emerging Markets Value Trust	53,736,536	74,967,316
Equity Income Trust	176,936,787	223,147,712
Financial Industries Trust	35,537,103	44,821,593
Fundamental All Cap Core Trust	87,982,353	177,236,996
Fundamental Large Cap Value Trust	95,970,055	152,528,206
Global Trust	36,847,045	48,939,185
Health Sciences Trust	71,349,836	85,051,029
International Equity Index Trust	30,696,223	10,392,129
International Growth Stock Trust	91,888,652	82,116,806
International Small Company Trust	14,447,455	21,887,370
International Value Trust	130,732,226	162,946,155
Lifestyle Aggressive Portfolio	6,776,714	3,656,462
Lifestyle Balanced Portfolio	17,300,362	63,097,928
Lifestyle Conservative Portfolio	16,277,174	15,212,595
Lifestyle Growth Portfolio	1,976,430	431,956,554

136

PURCHASE AND SALE OF SECURITIES, CONTINUED

Portfolio	Purchases	Sales
Lifestyle Moderate Portfolio	$7,928,158	$18,753,342
Mid Cap Index Trust	123,022,926	224,797,601
Mid Cap Stock Trust	260,191,379	472,884,215
Mid Value Trust	118,975,380	169,151,457
Mutual Shares Trust	13,648,817	25,661,590
Real Estate Securities Trust	302,557,605	328,168,961
Science & Technology Trust	460,928,600	453,535,479
Small Cap Stock Trust	214,680,314	242,188,758
Small Cap Index Trust	99,690,654	102,396,150
Small Cap Opportunities Trust	16,424,981	22,270,475
Small Cap Value Trust	36,872,810	90,366,293
Small Company Value Trust	38,013,636	58,030,098
Strategic Equity Allocation Trust	258,654,655	951,931,999
Total Stock Market Index Trust	5,323,907	68,174,281
Utilities Trust	31,467,386	64,377,644

Purchases and sales of U.S. Treasury obligations are aggregated below for the period ended June 30, 2018:

Portfolio	Purchases	Sales
Capital Appreciation Value Trust	$24,221,170	$16,453,512
Mutual Shares Trust	4,994,802	690,465

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios’ net assets. At June 30, 2018, the following portfolios had an affiliate ownership of 5% or more of the portfolios’ net assets:

Portfolio	Affiliated Concentration
Blue Chip Growth Trust	29.9%
Capital Appreciation Trust	49.7%
Emerging Markets Value Trust	66.5%
Equity Income Trust	51.7%
International Growth Stock Trust	80.7%
International Value Trust	57.2%
Mid Cap Stock Trust	35.7%
Mid Value Trust	36.6%
Small Cap Stock Trust	30.8%
Small Cap Value Trust	21.4%
Small Company Value Trust	46.0%
Strategic Equity Allocation Trust	100.0%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS  The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2018, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliate Series NAV	Percentage of Underlying Portfolio’s Net Assets
Lifestyle Balance Portfolio	Select Bond Trust	5.7%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	42.9%
	Select Bond Trust	22.4%

Information regarding each portfolio’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized apreciation (depreciation)	Ending value
Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	—	96,357	(63,278)	33,079	—	—	($47)	($19)	$330,908
Strategic Equity Allocation	1,241,814	253,116	(129,873)	1,365,057	—	—	428,144	(225,013)	27,396,689
					—	—	$428,097	($225,032)	$27,727,597
Lifestyle Balanced Portfolio
Select Bond	39,225,796	1,058,541	(1,772,961)	38,511,376	—	—	($719,712)	($7,141,563)	$508,735,283
Strategic Equity Allocation	26,859,035	168,665	(1,951,105)	25,076,595	—		6,656,721	(950,877)	503,287,270
					—	—	$5,937,009	($8,092,440)	$1,012,022,553
Lifestyle Conservative Portfolio
Select Bond	10,809,339	783,164	(620,682)	10,971,821	—	—	($263,043)	($1,916,354)	$144,937,761
Strategic Equity Allocation	1,819,443	297,823	(345,719)	1,771,547	—	—	1,095,241	(611,471)	35,554,947
					—	—	$832,198	($2,527,825)	$180,492,708
Lifestyle Growth Portfolio
Select Bond	152,580,967	95,839	(2,038,616)	150,638,190	—	—	($1,653,985)	($28,877,633)	$1,989,930,495
Strategic Equity Allocation	251,361,487	—	(20,012,650)	231,348,837	—	—	72,321,611	(21,885,339)	4,643,171,155
					—	—	$70,667,626	($50,762,972)	$6,633,101,650

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INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized apreciation (depreciation)	Ending value
Lifestyle Moderate Portfolio
Select Bond	14,578,842	399,087	(635,622)	14,342,307	—	—	($267,814)	($2,655,731)	$189,461,869
Strategic Equity Allocation	6,544,465	134,999	(508,321)	6,171,143	—	—	1,822,927	(363,719)	123,854,839
					—	—	$1,555,113	($3,019,450)	$313,316,708

10.  INTERFUND TRADING  The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended June 30, 2018 the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
Capital Appreciation Value Trust	$1,978,991	—
Science & Technology Trust	1,328,017	—
Small Company Value Trust	114,626	$204,828
Utilities Trust	136,781	—

11.  DIRECT PLACEMENT SECURITIES The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at June 30, 2018.

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets	Value as of 6-30-18
Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	$128,018	4,276,305	4,276,305	0.1%	$363,058
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611	31,611	0.1%	152,049
Health Sciences Trust	Jand, Inc., Class A	4/23/2015	170,752	14,867	14,867	0.1%	227,629
Health Sciences Trust	Jand, Inc., Series D	4/23/2015	381,289	33,198	33,198	0.2%	508,295
							$1,251,031

Mid Cap Stock Trust	Coupang LLC*	11/20/2014	$3,902,615	1,034,250	1,177,710	0.7%	$5,547,014
Mid Cap Stock Trust	DraftKings, Inc.*	12/4/2014	1,551,991	933,549	1,058,486	0.2%	1,799,426
Mid Cap Stock Trust	Essence Group Holdings Corp.*	5/1/2014	2,731,549	1,459,559	1,663,188	0.5%	3,841,964
Mid Cap Stock Trust	Jand, Inc., Class A*	4/23/2015	345,543	25,303	28,798	0.1%	440,926
Mid Cap Stock Trust	Jand, Inc., Series D*	4/23/2015	771,614	56,502	64,307	0.1%	984,604
Mid Cap Stock Trust	Lookout, Inc., Series F*	7/31/2014	2,338,736	185,829	211,003	0.2%	1,742,885
Mid Cap Stock Trust	MarkLogic Corp., Series F*	4/27/2015	2,909,989	222,196	253,035	0.3%	2,720,126
Mid Cap Stock Trust	Pinterest, Inc., Series G*	3/16/2015	3,383,975	292,090	454,185	0.5%	3,615,313
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)*	8/20/2014	2,080,622	66,598	75,561	0.3%	2,355,236
Mid Cap Stock Trust	Uber Technologies, Inc.*	6/5/2014	7,562,821	584,504	420,446	2.1%	16,225,011
	Sold: 223,661 shares
Mid Cap Stock Trust	WeWork Companies, Inc., Class A*	12/8/2014	158,279	6,615	7,544	0.1%	470,896
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1*	12/8/2014	2,163,707	90,446	103,140	0.8%	6,437,999
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2*	12/8/2014	1,700,068	71,065	81,039	0.6%	5,058,454
							$51,239,854
Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.1%	$947,260
Science & Technology Trust	Xiaoju Kuaizhi, Inc.	10/19/2015	260,905	9,513	9,513	0.1%	450,726
							$1,397,986

Small Cap Stock Trust	DraftKings, Inc.	7/13/2015	$1,234,765	327,094	327,094	0.1%	$556,060
Small Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.4%	1,649,297
Small Cap Stock Trust	The Honest Company, Inc., Series D	8/3/2015	1,233,280	26,954	26,954	0.2%	974,118
							$3,179,475

*	Additional shares acquired in merger with Alpha Opportunities Trust.

12.  REORGANIZATIONS

Mid Cap Stock Trust. On April 10, 2018, the shareholders of Alpha Opportunities Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Mid Cap Stock Trust (the Acquiring Portfolio) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The

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REORGANIZATIONS, CONTINUED

effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 27, 2018. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Mid Cap Stock Trust	Alpha Opportunities Trust	$117,164,941	13,259,152	6,214,975	$742,926,515	$860,091,456

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at June 30, 2018. See Note 6 for capital shares issued in connection with the above referenced reorganization.

Assuming the acquisition had been completed on January 1, 2018, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the six months ended June 30, 2018 are as follows:

Net investment income	($1,301,755)
Net realized and unrealized gain (loss)	99,637,073
Increase (decrease) in net assets from operations	$98,335,318

Total Stock Market Index Trust. On April 11, 2017, the shareholders of All Cap Core Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Total Stock Market Index Trust (the Acquiring Portfolio) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 28, 2017. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Total Stock Market Index Trust	All Cap Core Trust	$66,577,978	2,115,212	3,250,822	$703,280,566	$769,858,544

See Note 6 for capital shares issued in connection with the above referenced reorganization.

Emerging Markets Value Trust. On October 19, 2017, the shareholders of American New World Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Emerging Markets Value Trust (the Acquiring Portfolio) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or their shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 27, 2017. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Emerging Markets Value Trust	American New World Trust	$98,043,952	—	7,510,316	9,517,587	$668,494,448	$766,538,400

See Note 6 for capital shares issued in connection with the above referenced reorganization.

Lifestyle Growth Portfolio. On October 19, 2017, the shareholders of Core Strategy Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Lifestyle Growth Portfolio (the Acquiring Portfolio) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or their shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were

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REORGANIZATIONS, CONTINUED

borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 27, 2017. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investment	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Lifestyle Growth Portfolio	Core Strategy Trust	$3,758,623,840	$375,762,816	245,319,558	230,723,839	$3,288,895,379	$7,047,519,219

See Note 6 for capital shares issued in connection with the above referenced reorganization.

Mid Cap Index Trust. On October 19, 2017, the shareholders of Value Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Mid Cap Index Trust (the Acquiring Portfolio) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or their shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 27, 2017. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investment	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Mid Cap Index Trust	Value Trust	$143,260,440	$1,754,463	20,657,394	6,445,166	$1,416,465,374	$1,559,725,814

See Note 6 for capital shares issued in connection with the above referenced reorganization.

13.  OTHER MATTERS The Trust and several of its portfolios, including 500 Index Trust, Equity Income Trust, Mid Value Trust Mid Value Trust and Total Stock Market Index Trust (the portfolios), have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion lever- aged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-md-2696 (S.D.N.Y.). The total amounts at issue for 500 Index Trust, Equity Income Trust, Mid Value Trust, and Total Stock Market Index Trust are approximately $600,000, $30.5 million, $1.8 million, and $114,000, respectively.

On September 23, 2013, the District Court granted defendants’ omnibus motion to dismiss the SLCFC Actions, concluding that the creditors lacked standing. Plaintiffs appealed to the U.S. Court of Appeals for the Second Circuit, and on March 29, 2016, the Second Circuit affirmed the dismissal of the state law constructive fraudulent transfer claims alleged in the SLCFC Actions. The Second Circuit concluded that the creditors had standing to pursue the claims, but that the claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On September 9, 2016, Plaintiffs filed a petition requesting that the U.S. Supreme Court agree to review the Second Circuit’s decision. The shareholder defendants filed a joint brief in opposition to the petition on October 24, 2016. The Supreme Court has not yet granted or denied the petition. On February 27, 2018, the Supreme Court issued its decision on a separate case involving Section 546(e) (“Merit Management”). On April 10, 2018, the Plaintiffs filed with the Second Circuit a Motion to Recall Mandate seeking to have the Court vacate its prior decision and remand to the District Court for further proceedings consistent with Merit Management decision. On May 15, 2018, the Second Circuit issued an order recalling the mandate in anticipation of further review in light of the Merit Management decision.

Separately, in the FitzSimons Action, the shareholder defendants moved to dismiss the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. Federal law. On January 6, 2017, the U.S. District Court for the Southern District of New York granted the shareholder Defendants’ motion to dismiss the international fraudulent conveyance claim. On February 23, 2017, the judge issued an order stating that he intends to permit an interlocutory appeal of the dismissal order but will wait to do so until the Court has resolved the remaining motions to dismiss filed by the other defendants. On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law.

At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on a portfolio’s net asset value.

On June 30, 2016, Equity Income Trust and Science & Technology Trust received a reimbursement from T. Rowe Price Associates Inc., the portfolio’s subadvisor, due to a proxy voting error by the subadvisor in relation to a tender offer for shares of Dell Inc. Equity Income Trust and Science & Technology Trust received a payment from the subadvisor of approximately $7.6 million and $2.7 million, respectively, reflecting the difference between the tender offer price of $13.75 per share and the Delaware Chancery Court’s valuation opinion of $17.62 a share, plus interest accrued at the statutory rate, and minus a pro rata share of attorneys’ fees. The reimbursement agreement with the subadvisor allowed for adjustments to the payments made to the portfolios should the appraisal value change at a future date. On December 14, 2017, the Delaware Supreme Court reversed and remanded the appraisal decision by the Delaware Chancery Court related to the Dell Inc. tender offer.

140

OTHER MATTERS, CONTINUED

Beginning in June 2018, settlement action between Dell Inc. and the remaining petitioners commenced. After consultation with T. Rowe Price, it became clear that the last remaining petitioners would be settling soon and that the Delaware Chancery Court action would be concluded. As a result of this consultation, on August 21, 2018, Equity Income Trust and Science & Technology Trust accrued loss contingencies for $4.7 million and $1.7 million, respectively, based on an appraisal value of $13.83 per share plus accrued interest and the portfolios’ obligations under the reimbursement agreement.

141

John Hancock Variable Insurance Trust

Special shareholder meeting (unaudited)

Alpha Opportunities Trust held a Special Meeting of Shareholders on April 10, 2018. The following proposal was considered by the shareholders:

Proposal One:	Approval of Agreement and Plan of Reorganization providing for the reorganization of Alpha Opportunities Trust into Mid Cap Stock Trust.

PROPOSAL ONE PASSED ON April 10, 2018.

	SHARES VOTED	% of Shares Voted	% of Total Outstanding Shares
For	11,665,726.495	99.361%	99.199%
Against	4,807.420	0.041%	0.040%
Abstain	70,248.311	0.598%	0.597%

142

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 30-31, 2018.

The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

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(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Funds’ performance;

(b) considered the comparative performance of each Fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken to address performance and concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, in the case of the Core Strategy Trust and each Lifestyle Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

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(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and

(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account

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the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken to address performance and concluded that performance is being monitored and reasonably addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

500 Index Trust (f/k/a 500 Index Trust B) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index. The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-, three- five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Capital Appreciation Trust (Jennison Associates LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-, three-, five- and ten-year periods.

The Board noted the Trust’s net total expenses are lower than the peer group median and the Trust’s net management fees are equal to the peer group median.

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Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group average for the three- and five-year periods.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-year performance relative to the peer group average.

The Board took into account management’s discussion of the Trust’s expenses.

Emerging Markets Value Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to its peer group average.

The Board noted the Trust’s favorable performance relative to its peer group average and benchmark index for the ten-year period.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2018.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

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Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Equity Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three- and ten-year periods and underperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group average for the one-, three- and ten-year periods.

The Board took into account management’s discussion of the factors that contributed to the Trust’s five- and ten-year performance relative to the benchmark index and the five-year performance relative to the peer group average.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Financial Industries Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are equal to the peer group median.

Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the ten-year period.

The Board noted that the Trust outperformed its Morningstar benchmark index for the year-to-date period ended April 30, 2018.

The Board noted the Trust’s net management fees and net total expenses are equal to the peer group median.

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Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Fundamental All Cap Core Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust outperformed the benchmark index for the one-, three- and five-year periods, and underperformed the benchmark index for the ten-year period.

Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s ten- year performance relative to the benchmark index, including the fact that the Trust’s ten-year performance is in part attributable to the prior management team.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group average for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Fundamental Large Cap Value Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five-, and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, and ten-year periods and underperformed the average for the five-year period.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-, five- and ten-year performance relative to the benchmark index and five-year performance relative to the peer group average.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and ten-year periods and to the benchmark index for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the net total expenses are lower than the peer group median.

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Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Global Trust (Templeton Global Advisors Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods and underperformed the average for the ten-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one, three-, five- and ten-year performance relative to the benchmark index and to the peer group average for ten-year period.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Health Sciences Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

International Equity Index Trust (f/k/a International Equity Index Trust B) (SSGA Funds Management, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

The subadviser fees for this Trust are higher than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to the benchmark index and five-year performance relative to the peer group average.

The Board noted the Trust’s favorable performance relative to the peer group average for the one- and three-year periods and to the benchmark index for the one- year period.

The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

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Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

International Growth Stock Trust (Invesco Advisers Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to its benchmark index and its peer group average.

The Board took into account management’s discussion of the Trust’s expenses and noted that the Trust’s net total expenses were equal to the peer group median.

International Small Company Trust (Dimensional Fund Advisors LP)
Benchmark Index — the Trust underperformed the benchmark index for the one- and five-year periods, and outperformed the benchmark index for the three-year period.

Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three-and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and five-year performance relative to its benchmark index and its one-year performance relative to its peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period and to the peer group average for the three- and five-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2018.

The Board took into account management’s discussion of the Trust’s expenses.

International Value Trust (Franklin Templeton Investment Counsel, LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group average for the one-, three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the peer group average for the ten-year period.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

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Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Lifestyle Aggressive Portfolio (f/k/a Lifestyle Aggressive PS Series) (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one- and three-year periods and since inception.

Broadridge Category — The Trust outperformed the average for the one- and three-year periods and since inception.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group average for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-year, and since inception period performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group average for the one- and three-year periods and since inception.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Lifestyle Balanced Portfolio (f/k/a Lifestyle Balanced PS Series) (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five- periods.

Broadridge Category — The Trust underperformed the average for the one- and five-year periods and is equal to the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and for the one- and five-year to the peer group average.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2018.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Lifestyle Conservative Portfolio (f/k/a Lifestyle Conservative PS Series) (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s net management fees are lower than the median and the total net expenses are equal to the peer group median.

153

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Lifestyle Growth Portfolio (f/k/a Lifestyle Growth PS Series) (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Lifestyle Moderate Portfolio (f/k/a Lifestyle Moderate PS Series) (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Mid Cap Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, five- and ten-year performance relative to the benchmark index. The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

154

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Mid Cap Stock Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five-, and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, and five-year periods and underperformed the average for the for the ten-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-, five- and ten-year performance relative to the benchmark index and to the peer group average for the ten-year period.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group average for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Mid Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one- and five-year periods and outperformed the benchmark index for the three- and ten-year periods.

Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and five-year performance relative to the benchmark index and to the peer group average for the one-year period.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and ten-year periods and to the peer group average for the three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are equal to the peer group median.

155

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Mutual Shares Trust (Franklin Mutual Advisers, LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the one- and three-year periods.

The Board noted the Trust’s favorable performance relative to the peer group average for the five-year period.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2018.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Real Estate Securities Trust (Deutsche Investment Management Americas, Inc./RREEF America, LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five-, and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, five, and ten-year periods.

Subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-, five- and ten-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three-, five- and ten-year periods, and the one-year period relative to the benchmark index.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Science & Technology Trust (Allianz Global Investors U.S. LLC) (T. Rowe Price Associates, LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

156

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Small Cap Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, and five-year periods and underperformed the average for the ten-year period.

Subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, five- and ten-year performance relative to the benchmark index and ten-year performance relative to the peer group average. The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board noted the Trust’s favorable performance relative to peer group average for the one-, three- and five- year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Small Cap Opportunities Trust (GW&K Investment Management, LLC) (Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- five- and ten-year performance relative to its benchmark index and its peer group average.

The Board noted that Invesco Advisers Inc. was terminated as a subadviser in December 2017 and the assets of the Trust previously managed by Invesco were reallocated to GW&K Investment Management.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

157

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Small Cap Stock Trust (f/k/a Small Cap Growth Trust) (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five-, and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-, five-, and ten-year periods.

Subadviser fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-, five- and ten -year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses.

Small Cap Value Trust (Wellington Management Company LLP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.

Broadridge Category — The Trust underperformed the average for the for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the ten-year period.

The Board took into account management’s discussion of the Trust’s expenses, noting that effective July 1, 2018 the management fee will be reduced, decreasing the expenses of the Trust.

Small Company Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, and ten-year periods and underperformed the benchmark index for the five-year period.

Broadridge Category — The Trust underperformed the average for the one- and five-year periods and outperformed the average for the three- and ten-year periods.

Subadviser comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s five-year performance relative to the benchmark index and to the peer group average for the one- and five-year periods.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and ten-year periods and to the peer group average for the three- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

158

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Strategic Equity Allocation Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the one-year period.

The Board noted the Trust’s favorable performance relative to the peer group average for the three- and five-year periods.

The Board noted that the Trust outperformed its Morningstar peer group index for the year-to-date period ended April 30, 2018.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Total Stock Market Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, five-, and ten-year periods.

Subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, five- and ten-year performance relative to the benchmark index. The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

159

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Utilities Trust (Massachusetts Financial Services Company)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-, five- and ten-year performance relative to its benchmark index and its one-, three- and five-year performance relative to its peer group average.

The Board noted the Trust’s favorable performance relative to its peer group average for the ten-year period and to its benchmark index for the one-year period.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2018.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

160

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

161

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees

Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson*
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

* Member of the Audit Committee
† Non-Independent Trustee
\# Effective 6-19-18

Officers

Andrew G. Arnott, *President*
John J. Danello, *Senior Vice President, Secretary, and Chief Legal Officer*
Francis V. Knox, Jr., *Chief Compliance Officer*
Charles A. Rizzo, *Chief Financial Officer*
Salvatore Schiavone, *Treasurer*

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHT0SA 6/18
8/18

1115015: 0618

John Hancock

John Hancock
Variable Insurance Trust

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Bond Trusts

Semiannual Report

June 30, 2018

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Portfolio compositions	3
Shareholder expense example	4
Summary portfolio of investments (See below for each portfolio’s page #)	6
Statements of assets and liabilities	44
Statements of operations	47
Statements of changes in net assets	50
Financial highlights	52
Notes to financial statements	58
Evaluation of advisory and subadvisory agreements by the board of trustees	78
For more information	87

Portfolio	Summary portfolio of investments
Active Bond Trust	6
Core Bond Trust	8
Global Bond Trust	9
High Yield Trust	20
Investment Quality Bond Trust	23
Money Market Trust	27
New Income Trust	28
Select Bond Trust (formerly Bond Trust)	31
Short Term Government Income Trust	33
Strategic Income Opportunities Trust	34
Total Bond Market Trust	38
Ultra Short Term Bond Trust	40

2

John Hancock Variable Insurance Trust

Portfolio compositions

Active Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	40.7
U.S. Government Agency	23.3
Asset backed securities	11.5
U.S. Government	10.5
Collateralized mortgage obligations	10.3
Foreign government obligations	0.7
Municipal bonds	0.6
Capital preferred securities	0.3
Preferred securities	0.2
Term loans	0.1
Convertible bonds	0.1
Short-term investments and other	1.7

Core Bond Trust

Portfolio Composition**	% of Total
U.S. Government	27.2
U.S. Government Agency	23.6
Corporate bonds	21.0
Asset backed securities	13.6
Collateralized mortgage obligations	11.0
Foreign government obligations	1.0
Municipal bonds	0.5
Short-term investments	2.1

Global Bond Trust

Portfolio Composition**	% of Total
Corporate bonds	31.1
Foreign government obligations	18.7
U.S. Government Agency	18.6
Asset backed securities	6.7
Collateralized mortgage obligations	6.3
U.S. Government	5.9
Municipal bonds	0.7
Capital preferred securities	0.2
Preferred securities	0.1
Term loans	0.1
Short-term investments	11.6

High Yield Trust

Portfolio Composition*	% of Total
Corporate bonds	83.1
Asset backed securities	4.0
Term loans	3.2
Common stocks	2.0
Convertible bonds	1.7
Preferred securities	1.4
Foreign government obligations	1.3
Capital preferred securities	0.4
Collateralized mortgage obligations	0.3
Short-term investments and other	2.6

Investment Quality Bond Trust

Portfolio Composition**	% of Total
U.S. Government Agency	28.7
Corporate bonds	23.6
Asset backed securities	17.5
U.S. Government	15.4
Collateralized mortgage obligations	9.6
Term loans	1.3
Foreign government obligations	0.8
Municipal bonds	0.8
Purchased options	0.1
Short-term investments	2.2

Money Market Trust

Portfolio Composition**	% of Total
U.S. Government Agency	89.0
U.S. Government	11.0

New Income Trust

Portfolio Composition*	% of Total
Corporate bonds	34.8
U.S. Government Agency	19.5
U.S. Government	15.3
Asset backed securities	12.7
Collateralized mortgage obligations	11.0
Term loans	2.9
Municipal bonds	1.4
Foreign government obligations	1.2
Convertible bonds	0.1
Short-term investments and other	1.1

Select Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	39.9
U.S. Government Agency	22.2
Asset backed securities	17.2
U.S. Government	17.0
Collateralized mortgage obligations	1.9
Foreign government obligations	0.2
Capital preferred securities	0.1
Short-term investments and other	1.5

Short Term Government Income Trust

Portfolio Composition*	% of Total
U.S. Government Agency	62.9
U.S. Government	31.9
Collateralized mortgage obligations	3.5
Short-term investments and other	1.7

Strategic Income Opportunities Trust

Portfolio Composition*	% of Total
Corporate bonds	44.8
Foreign government obligations	19.7
Term loans	10.6
Preferred securities	5.4
Collateralized mortgage obligations	5.1
Asset backed securities	4.1
Common stocks	3.4
Convertible bonds	3.0
Capital preferred securities	1.9
Purchased options	0.2
Warrants	0.2
Short-term investments and other	1.6

Total Bond Market Trust

Portfolio Composition*	% of Total
U.S. Government	37.8
U.S. Government Agency	29.7
Corporate bonds	26.0
Collateralized mortgage obligations	2.8
Foreign government obligations	1.8
Municipal bonds	0.8
Short-term investments and other	1.1

Ultra Short Term Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	58.5
Asset backed securities	19.4
U.S. Government	14.8
U.S. Government Agency	3.1
Collateralized mortgage obligations	0.6
Short-term investments and other	3.6

*	As a percentage of net assets.
**	As a percentage of total investments.

3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio
Active Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$984.30	$3.39	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Series II	Actual expenses/actual returns	1,000.00	983.30	4.38	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Series NAV	Actual expenses/actual returns	1,000.00	983.30	3.15	0.64%
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%
Core Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$980.90	$3.29	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Series II	Actual expenses/actual returns	1,000.00	980.10	4.27	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Series NAV	Actual expenses/actual returns	1,000.00	981.60	3.05	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Global Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$991.50	$4.05	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Series II	Actual expenses/actual returns	1,000.00	991.40	5.04	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Series NAV	Actual expenses/actual returns	1,000.00	993.00	3.80	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
High Yield Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,001.90	$4.02	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Series II	Actual expenses/actual returns	1,000.00	1,001.80	5.01	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Series NAV	Actual expenses/actual returns	1,000.00	1,001.90	3.77	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Investment Quality Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$983.90	$3.54	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Series II	Actual expenses/actual returns	1,000.00	983.00	4.52	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Series NAV	Actual expenses/actual returns	1,000.00	983.80	3.30	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%

4

John Hancock Variable Insurance Trust
Shareholder expense example

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio
Money Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,006.40	$1.64	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Series II	Actual expenses/actual returns	1,000.00	1,005.40	2.64	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Series NAV	Actual expenses/actual returns	1,000.00	1,006.60	1.39	0.28%
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%
New Income Trust
Series NAV	Actual expenses/actual returns	$1,000.00	$982.60	$2.85	0.58%
	Hypothetical example	1,000.00	1,021.90	2.91	0.58%
Select Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$984.40	$3.05	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Series II	Actual expenses/actual returns	1,000.00	982.90	4.03	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Series NAV	Actual expenses/actual returns	1,000.00	985.10	2.81	0.57%
	Hypothetical example	1,000.00	1,022.00	2.86	0.57%
Short Term Government Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$995.00	$3.31	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Series II	Actual expenses/actual returns	1,000.00	994.20	4.30	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Series NAV	Actual expenses/actual returns	1,000.00	995.00	3.07	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Strategic Income Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$971.60	$3.57	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Series II	Actual expenses/actual returns	1,000.00	970.20	4.54	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series NAV	Actual expenses/actual returns	1,000.00	971.50	3.32	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
Total Bond Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$983.20	$1.48	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	981.20	2.46	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	983.20	1.23	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Ultra Short Term Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,004.40	$3.28	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Series II	Actual expenses/actual returns	1,000.00	1,003.50	4.27	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Series NAV	Actual expenses/actual returns	1,000.00	1,005.30	3.03	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 33.8%
U.S. Treasury Bonds - 5.1%
2.500%, 02/15/2045	$4,501,000	$4,099,602	0.6%
2.750%, 11/15/2042	8,675,000	8,331,728	1.2%
3.000%, 02/15/2047	12,787,000	12,820,420	1.8%
3.000%, 02/15/2048 (A)	11,009,000	11,034,802	1.5%
		36,286,552
U.S. Treasury Inflation
Protected Securities - 0.2%		1,302,250	0.2%
U.S. Treasury Notes - 5.2%
2.000%, 07/31/2022
to 02/15/2025	3,700,000	3,566,160	0.5%
2.375%, 12/31/2020
to 05/15/2027	8,500,000	8,262,754	1.1%
2.750%, 02/15/2028	14,040,000	13,914,407	2.0%
2.875%, 05/15/2028	11,449,000	11,466,889	1.6%
		37,210,210
Federal Home Loan
Mortgage Corp. - 4.3%
3.000%, 03/01/2043
to 04/01/2047	7,301,747	7,098,535	1.0%
3.500%, 10/01/2046
to 11/01/2047	16,785,364	16,769,434	2.5%
4.000%, 01/01/2041
to 03/01/2048	2,829,786	2,913,177	0.4%
4.500%, 09/01/2023
to 10/01/2041	3,111,749	3,264,427	0.4%
OTHER SECURITIES		236,936	0.0%
		30,282,509
Federal National Mortgage
Association - 18.5%
3.000%, 07/01/2027
to 10/01/2047	6,902,975	6,738,844	0.9%
3.000%, TBA (B)	31,250,000	30,262,838	4.3%
3.500%, 02/01/2026
to 11/01/2047	14,275,743	14,288,445	2.1%
3.500%, TBA (B)	25,000,000	24,876,133	3.5%
4.000%, 10/01/2025
to 04/01/2048	17,565,103	18,000,505	2.6%
4.000%, TBA (B)	16,000,000	16,311,043	2.3%
4.500%, 08/01/2040
to 08/01/2041	7,128,598	7,493,406	1.0%
5.000%, 07/01/2019
to 04/01/2041	4,298,701	4,598,452	0.6%
5.500%, 09/01/2034
to 11/01/2039	3,904,104	4,251,657	0.6%
6.000%, 05/01/2035
to 02/01/2036	2,449,072	2,711,921	0.4%
OTHER SECURITIES		1,377,782	0.2%
		130,911,026
Government National
Mortgage
Association - 0.5%
4.000%, 02/15/2041	2,399,293	2,480,614	0.4%

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Government National
Mortgage
Association (continued)
OTHER SECURITIES		$1,044,694	0.1%
		3,525,308
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $241,980,906)		$239,517,855

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.1%		975,463	0.1%
Brazil - 0.1%		701,982	0.1%
Germany - 0.2%		1,405,580	0.2%
Mexico - 0.1%		605,786	0.1%
Panama - 0.1%		643,820	0.1%
Qatar - 0.1%		333,937	0.1%
Saudi Arabia - 0.0%		329,799	0.0%
United Kingdom - 0.0%		162,625	0.0%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,432,223)		$5,158,992

CORPORATE BONDS - 40.7%
Consumer discretionary - 4.9%		34,588,778	4.9%
Consumer staples - 1.3%		9,189,346	1.3%
Energy - 5.9%
Cameron International Corp.
5.950%, 06/01/2041	$1,178,000	1,410,449	0.2%
OTHER SECURITIES		40,444,151	5.7%
		41,854,600
Financials - 12.6%
Jefferies Financial
Group, Inc.
5.500%, 10/18/2023	1,425,000	1,472,978	0.2%
Stifel Financial Corp.
4.250%, 07/18/2024	1,592,000	1,585,526	0.2%
Willis Towers Watson PLC
5.750%, 03/15/2021	1,350,000	1,423,132	0.2%
OTHER SECURITIES		84,705,524	12.0%
		89,187,160
Health care - 2.6%		18,313,531	2.6%
Industrials - 4.0%		28,351,205	4.0%
Information technology - 2.2%
Broadcom Corp.
3.875%, 01/15/2027	1,563,000	1,477,837	0.2%
OTHER SECURITIES		14,247,649	2.0%
		15,725,486
Materials - 1.7%		12,277,138	1.7%
Real estate - 2.1%		15,062,659	2.1%
Telecommunication
services - 1.9%		13,472,231	1.9%
Utilities - 1.5%		10,220,964	1.5%
TOTAL CORPORATE BONDS
(Cost $287,880,707)		$288,243,098

CONVERTIBLE BONDS - 0.1%
Utilities - 0.1%		282,758	0.1%
TOTAL CONVERTIBLE BONDS (Cost $285,000)		$282,758

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CAPITAL PREFERRED
SECURITIES - 0.3%
Financials - 0.3%		$1,933,303	0.3%
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $1,944,433)		$1,933,303

MUNICIPAL
BONDS - 0.6%
New Jersey State Turnpike
Authority
7.414%, 01/01/2040	$1,885,000	2,741,412	0.4%
OTHER SECURITIES		1,446,062	0.2%
TOTAL MUNICIPAL BONDS
(Cost $3,491,077)		$4,187,474

TERM LOANS (C) - 0.1%
Consumer
discretionary - 0.1%		267,300	0.1%
Energy - 0.0%		217,513	0.0%
Financials - 0.0%		202,191	0.0%
Information
technology - 0.0%		117,036	0.0%
TOTAL TERM LOANS (Cost $804,675)		$804,040

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.3%
Commercial and
residential - 7.5%
Americold LLC
6.811%, 01/14/2029 (D)	1,350,000	1,430,152	0.2%
Americold LLC
7.443%, 01/14/2029 (D)	1,890,000	2,017,417	0.3%
CD Mortgage Trust
3.631%, 02/10/2050	1,800,000	1,791,965	0.3%
Commercial Mortgage Trust
(Bank of America Merrill
Lynch/Deutsche Bank AG)
3.424%, 03/10/2031 (D)	1,400,000	1,409,467	0.2%
Morgan Stanley Capital I
Trust
3.773%, 03/15/2045	2,371,500	2,377,010	0.3%
OTHER SECURITIES		44,419,800	6.2%
		53,445,811
Federal Home Loan Mortgage
Corp. - 1.0%
3.000%, 02/15/2040	1,485,511	1,472,487	0.2%
OTHER SECURITIES		5,269,128	0.8%
		6,741,615
Federal National Mortgage
Association - 0.9%
2.000%, 03/25/2041	3,397,237	3,264,268	0.5%
OTHER SECURITIES		3,345,335	0.4%
		6,609,603
Government National Mortgage
Association - 0.9%		6,520,686	0.9%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $74,555,810)		$73,317,715

ASSET BACKED
SECURITIES - 11.5%
BA Credit Card Trust
2.463%, 10/15/2021 (E)	2,175,000	2,179,567	0.3%
BA Credit Card Trust
1.950%, 08/15/2022	5,465,000	5,381,647	0.8%

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED
SECURITIES (continued)
Capital One Multi-Asset
Execution Trust
2.000%, 01/17/2023	$1,490,000	$1,468,544	0.2%
Capital One Multi-Asset
Execution Trust
2.050%, 08/15/2023	3,500,000	3,434,666	0.5%
Capital One Multi-Asset
Execution Trust
2.583%, 09/16/2024 (E)	3,123,000	3,146,712	0.4%
Chase Issuance Trust
2.623%, 06/15/2023 (E)	4,500,000	4,546,906	0.6%
Citibank Credit Card
Issuance Trust
1.750%, 11/19/2021	1,430,000	1,408,896	0.2%
Citibank Credit Card
Issuance Trust
1.920%, 04/07/2022	3,000,000	2,949,351	0.4%
Citibank Credit Card
Issuance Trust
2.400%, 08/08/2024 (E)	3,000,000	3,005,228	0.4%
Credit-Based Asset Servicing
and Securitization LLC
6.250%, 10/25/2036 (D)	2,560,000	2,585,824	0.4%
Discover Card Execution
Note Trust
1.880%, 02/15/2023	1,600,000	1,566,663	0.2%
Verizon Owner Trust
1.420%, 01/20/2021 (D)	1,500,000	1,490,668	0.2%
OTHER SECURITIES		48,031,234	6.9%
TOTAL ASSET BACKED
SECURITIES (Cost $81,691,431)		$81,195,906

PREFERRED
SECURITIES - 0.2%
Consumer staples - 0.0%		199,440	0.0%
Financials - 0.1%		518,669	0.1%
Utilities - 0.1%		835,620	0.1%
TOTAL PREFERRED SECURITIES
(Cost $1,615,710)		$1,553,729

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral
Trust, 2.0600% (F)(G)	1,071,263	10,716,490	1.5%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,716,953)		$10,716,490

SHORT-TERM INVESTMENTS - 11.0%
U.S. Government Agency - 0.8%
Federal Home Loan Bank
Discount Note,
1.600%, 07/02/2018 *	$4,969,000	4,969,000	0.7%
OTHER SECURITIES		560,000	0.1%
		5,529,000
Money market funds - 10.2%
State Street Institutional
U.S. Government Money
Market Fund, Premier
Class, 1.8098% (F)	71,785,077	71,785,077	10.2%
TOTAL SHORT-TERM INVESTMENTS
(Cost $77,313,833)		$77,314,077
Total Investments (Active Bond Trust)
(Cost $787,712,758) - 110.8%		$784,225,437	110.8%
Other assets and liabilities, net - (10.8)%		(76,232,281)	(10.8%)
TOTAL NET ASSETS - 100.0%		$707,993,156	100.0%

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $126,785,351 or 17.9% of the fund’s net assets as of 6-30-18.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Core Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 55.5%
U.S. Treasury Bonds - 4.7%
2.500%, 02/15/2046
to 05/15/2046	$11,370,000	$10,324,785	0.9%
2.750%, 08/15/2047
to 11/15/2047	20,531,000	19,569,564	1.7%
3.000%, 11/15/2045
to 02/15/2048	22,707,000	22,764,111	1.9%
OTHER SECURITIES		2,540,893	0.2%
		55,199,353
U.S. Treasury
Notes - 25.0%
1.375%, 02/15/2020
to 09/30/2020	11,094,000	10,835,632	0.9%
1.500%, 05/15/2020
to 08/15/2026	26,772,000	25,844,393	2.3%
1.625%, 03/15/2020
to 08/31/2022	26,524,000	25,785,641	2.2%
1.750%, 11/15/2020	5,542,000	5,435,923	0.5%
1.875%, 12/31/2019
to 07/31/2022	46,666,000	45,401,853	3.9%
2.000%, 01/31/2020
to 11/15/2026	43,114,000	41,844,873	3.6%
2.250%, 12/31/2024
to 02/15/2027	15,167,000	14,470,788	1.2%
2.375%, 03/15/2021
to 01/31/2023	8,022,000	7,948,614	0.7%
2.625%, 05/15/2021
to 03/31/2025	9,220,000	9,176,172	0.8%
2.750%, 04/30/2023
to 02/15/2028	79,947,000	79,450,093	6.8%
2.875%, 04/30/2025
to 05/15/2028	21,774,000	21,813,903	1.8%
OTHER SECURITIES		2,854,595	0.3%
		290,862,480

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Federal Home Loan
Mortgage Corp. - 2.0%
3.500%, 09/01/2026
to 03/01/2048	$8,482,635	$8,452,338	0.7%
4.000%, 10/01/2029
to 06/01/2048	9,459,397	9,724,079	0.8%
OTHER SECURITIES		4,814,866	0.5%
		22,991,283
Federal National Mortgage
Association - 14.2%
3.000%, 11/01/2032
to 11/01/2046	8,566,481	8,475,597	0.8%
3.500%, 10/01/2026
to 02/01/2048	37,055,827	37,209,529	3.4%
4.000%, 07/01/2029
to 06/01/2048	74,135,034	76,165,016	6.2%
4.500%, 05/01/2034
to 01/01/2048	5,624,449	5,910,291	0.6%
4.500%, TBA (A)	8,000,000	8,302,625	0.7%
5.000%, 07/01/2044
to 08/01/2056	10,015,492	10,705,248	0.8%
5.000%, TBA (A)	3,800,000	4,010,981	0.4%
OTHER SECURITIES		14,582,922	1.3%
		165,362,209
Government National
Mortgage
Association - 9.6%
3.000%, 02/20/2045
to 12/20/2046	14,232,707	13,970,261	1.1%
3.500%, 04/20/2046
to 01/20/2048	16,739,794	16,812,566	1.4%
4.000%, 12/20/2047
to 04/20/2048	4,138,581	4,248,961	0.5%
4.500%, 05/20/2045
to 06/20/2048	7,525,798	7,849,138	0.7%
4.500%, TBA (A)	24,100,000	24,986,676	2.2%
5.000%, 12/20/2039
to 07/20/2048	31,262,341	32,895,447	2.8%
5.000%, TBA (A)	9,900,000	10,388,034	0.9%
		111,151,083
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $655,411,285)		$645,566,408

FOREIGN GOVERNMENT
OBLIGATIONS - 1.1%
Chile - 0.2%		2,090,355	0.2%
Indonesia - 0.2%		2,225,030	0.2%
Israel - 0.0%		367,373	0.0%
Japan - 0.2%		1,964,544	0.2%
Mexico - 0.1%		1,157,618	0.1%
Paraguay - 0.1%		987,735	0.1%
Qatar - 0.0%		468,936	0.0%
Saudi Arabia - 0.1%		1,222,972	0.1%
South Korea - 0.2%		2,091,040	0.2%
Uruguay - 0.0%		543,200	0.0%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,473,973)		$13,118,803

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS - 22.9%
Consumer discretionary - 1.4%		$15,826,620	1.4%
Consumer staples - 2.2%		26,077,948	2.2%
Energy - 2.7%		31,542,813	2.7%
Financials - 6.1%		70,541,708	6.1%
Health care - 3.1%		36,284,384	3.1%
Industrials - 1.9%		22,636,697	1.9%
Information technology - 1.0%		11,288,903	1.0%
Materials - 0.9%		10,041,815	0.9%
Real estate - 1.1%		13,163,968	1.1%
Telecommunication
services - 0.9%		10,811,205	0.9%
Utilities - 1.6%		18,761,218	1.6%
TOTAL CORPORATE BONDS
(Cost $273,564,480)		$266,977,279

MUNICIPAL
BONDS - 0.6%		6,747,106	0.6%
TOTAL MUNICIPAL BONDS
(Cost $6,445,847)		$6,747,106

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.0%
Commercial and
residential - 4.2%		48,961,475	4.2%
Federal Home Loan Mortgage
Corp. - 3.3%
3.000%, 10/15/2047	$8,052,507	7,839,267	0.7%
3.000%, 06/15/2048	4,022,625	3,881,141	0.3%
3.000%, 05/15/2048	4,249,677	4,095,836	0.4%
4.000%, 09/15/2043	3,493,393	3,590,092	0.3%
OTHER SECURITIES		19,308,604	1.6%
		38,714,940
Federal National Mortgage
Association - 4.4%
3.000%, 06/25/2048	4,226,236	4,067,896	0.4%
3.000%, 06/25/2048	4,022,948	3,880,005	0.3%
3.000%, 06/25/2048	8,720,367	8,455,522	0.7%
3.000%, 07/25/2048	8,609,000	8,330,252	0.7%
3.500%, 09/25/2043	3,790,192	3,809,063	0.3%
3.500%, 06/25/2047	7,443,799	7,436,263	0.6%
OTHER SECURITIES		15,120,100	1.4%
		51,099,101
Government National Mortgage
Association - 0.1%		441,833	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $141,196,133)		$139,217,349

ASSET BACKED
SECURITIES - 14.8%
Navient Student Loan Trust
2.597%, 02/25/2070 (B)(C)	4,462,856	4,479,500	0.4%
Nelnet Student Loan Trust
2.470%, 10/25/2033 (B)	3,973,247	3,950,314	0.3%
Nelnet Student Loan Trust
2.348%, 03/23/2037 (B)	3,387,206	3,342,498	0.3%
Nelnet Student Loan Trust
2.368%, 12/24/2035 (B)	4,145,028	4,108,960	0.4%
Nelnet Student Loan Trust
2.597%, 09/27/2038 (B)(C)	3,742,070	3,767,860	0.3%
Nelnet Student Loan Trust
2.651%, 07/26/2066 (B)(C)	3,751,000	3,751,326	0.3%

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED
SECURITIES (continued)
SMB Private Education Loan
Trust
2.700%, 05/15/2031 (C)	$3,635,673	$3,556,704	0.3%
SMB Private Education Loan
Trust
2.819%, 09/15/2034 (B)(C)	3,397,000	3,430,919	0.3%
SMB Private Education Loan
Trust
3.369%, 02/17/2032 (B)(C)	3,309,449	3,381,152	0.3%
OTHER SECURITIES		138,749,088	11.9%
TOTAL ASSET BACKED
SECURITIES (Cost $172,629,722)		$172,518,321

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral
Trust, 2.0600% (D)(E)	854,877	8,551,850	0.7%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,551,932)		$8,551,850

SHORT-TERM INVESTMENTS - 1.6%
Money market funds - 1.6%
State Street Institutional
U.S. Government Money
Market Fund, Premier
Class, 1.8098% (D)	18,278,037	18,278,037	1.6%
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,278,037)		$18,278,037
Total Investments (Core Bond Trust)
(Cost $1,289,551,409) - 109.2%		$1,270,975,153	109.2%
Other assets and liabilities, net - (9.2)%		(107,407,893)	(9.2%)
TOTAL NET ASSETS - 100.0%		$1,163,567,260	100.0%

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $158,396,009 or 13.6% of the fund’s net assets as of 6-30-18.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Global Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 31.4%
U.S. Treasury Bonds - 0.5%		$3,031,195	0.5%
U.S. Treasury Inflation Protected
Securities - 5.0%
0.125%, 04/15/2022
to 07/15/2024 (A)	$5,519,333	5,387,497	0.9%
0.500%, 01/15/2028	6,093,600	5,960,560	1.1%
2.500%, 01/15/2029 (A)	9,451,161	11,103,431	2.0%

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Treasury Inflation Protected
Securities (continued)
OTHER SECURITIES			$5,746,569	1.0%
			28,198,057
U.S. Treasury Notes - 2.0%
2.875%, 04/30/2025 (A)		$11,200,000	11,241,563	2.0%
			11,241,563
Federal Home Loan Mortgage Corp. - 0.2%			1,013,735	0.2%
Federal National Mortgage Association - 23.7%
3.500%, TBA (B)		76,300,000	75,887,271	13.4%
4.000%, TBA (B)		55,600,000	56,577,173	10.1%
OTHER SECURITIES			1,081,476	0.2%
			133,545,920
Government National Mortgage
Association - 0.0%			64,268	0.0%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $177,358,312)			$177,094,738

FOREIGN GOVERNMENT
OBLIGATIONS - 23.9%
Argentina - 0.1%			739,731	0.1%
Australia - 0.1%			324,675	0.1%
Canada - 2.9%
Province of Ontario 3.500%,
06/02/2024	CAD	5,100,000	4,063,939	0.7%
Province of Quebec 4.250%,
12/01/2021		4,500,000	3,637,413	0.6%
OTHER SECURITIES			8,857,248	1.6%
			16,558,600
France - 2.0%
Government of France
2.000%, 05/25/2048 (C)	EUR	6,600,000	8,535,132	1.5%
Government of France
3.250%, 05/25/2045		1,800,000	2,945,936	0.5%
			11,481,068
Israel - 0.2%			953,334	0.2%
Italy - 2.5%
Republic of Italy 3.450%,
03/01/2048 (C)		7,700,000	9,003,138	1.6%
OTHER SECURITIES			5,117,796	0.9%
			14,120,934
Japan - 3.9%
Government of Japan
0.500%, 09/20/2046	JPY	370,000,000	3,179,246	0.6%
Government of Japan
1.600%, 03/20/2033		840,000,000	9,057,114	1.6%
OTHER SECURITIES			9,884,126	1.7%
			22,120,486
Kuwait - 0.9%
State of Kuwait 3.500%,
03/20/2027 (C)		$3,800,000	3,697,164	0.7%
OTHER SECURITIES			1,168,661	0.2%
			4,865,825
Lithuania - 0.2%			962,541	0.2%
New Zealand - 0.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,363,495	0.8%

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Norway - 0.1%			$501,568	0.1%
Poland - 0.2%			1,255,714	0.2%
Qatar - 1.2%
Government of Qatar
3.875%, 04/23/2023 (C)		$4,300,000	4,296,870	0.8%
OTHER SECURITIES			2,733,205	0.4%
			7,030,075
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		4,800,000	4,608,797	0.8%
OTHER SECURITIES			3,268,507	0.6%
			7,877,304
Slovenia - 1.4%
Republic of Slovenia
4.125%, 02/18/2019		3,850,000	3,876,180	0.7%
OTHER SECURITIES			4,222,251	0.7%
			8,098,431
Spain - 1.8%
Kingdom of Spain 1.950%,
04/30/2026 (C)	EUR	3,500,000	4,368,752	0.8%
OTHER SECURITIES			5,717,480	1.0%
			10,086,232
United Arab
Emirates - 0.5%			2,746,737	0.5%
United Kingdom - 3.7%
Government of United
Kingdom 1.500%,
07/22/2047	GBP	3,100,000	3,873,205	0.7%
Government of United
Kingdom 3.250%,
01/22/2044		3,700,000	6,375,467	1.1%
Government of United
Kingdom 4.250%,
12/07/2040		4,000,000	7,735,021	1.4%
OTHER SECURITIES			3,194,825	0.5%
			21,178,518
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $136,576,516)			$135,265,268

CORPORATE BONDS - 39.9%
Brazil - 0.7%			4,149,695	0.7%
Canada - 1.1%			6,244,563	1.1%
Cayman Islands - 0.3%			1,644,535	0.3%
China - 0.1%			297,604	0.1%
Denmark - 3.5%
Nordea Kredit
Realkreditaktieselskab
2.000% 10/01/2047
to 10/01/2050	DKK	26,419,323	4,172,623	0.7%
Nykredit Realkredit A/S
2.000%, 10/01/2047		35,325,626	5,588,192	1.0%
Realkredit Danmark A/S
2.000%, 10/01/2047		31,012,785	4,902,295	0.9%
OTHER SECURITIES			5,276,835	0.9%
			19,939,945
France - 1.9%
Dexia Credit Local SA
1.875%, 09/15/2021 (C)		$3,100,000	2,985,923	0.5%
OTHER SECURITIES			7,570,793	1.4%
			10,556,716

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE
BONDS (continued)
Germany - 0.6%			$3,242,655	0.6%
Guernsey, Channel
Islands - 0.1%			394,816	0.1%
Hong Kong - 0.1%			398,812	0.1%
India - 0.1%			278,850	0.1%
Ireland - 0.6%			3,261,507	0.6%
Italy - 0.9%
Banca Carige SpA 3.875%,
10/24/2018	EUR	2,800,000	3,297,156	0.6%
OTHER SECURITIES			1,948,377	0.3%
			5,245,533
Ivory Coast - 0.4%			2,351,149	0.4%
Japan - 1.6%
Central Nippon Expressway
Company, Ltd. (3 month
LIBOR + 0.540%)
2.903%, 08/04/2020 (D)		$3,100,000	3,106,510	0.5%
OTHER SECURITIES			6,204,934	1.1%
			9,311,444
Jersey, Channel
Islands - 0.0%			272,033	0.0%
Luxembourg - 0.2%			1,253,522	0.2%
Netherlands - 2.2%
ING Bank NV 2.625%,
12/05/2022		3,500,000	3,418,167	0.6%
ING Bank NV (4.125% to
11-21-18, then 5 Year U.S.
ISDAFIX + 2.700%)
11/21/2023		2,900,000	2,906,960	0.5%
OTHER SECURITIES			6,292,713	1.1%
			12,617,840
Norway - 0.3%			1,461,668	0.3%
Russia - 0.5%			2,570,955	0.5%
Singapore - 0.4%			2,305,049	0.4%
Spain - 0.1%			676,955	0.1%
Sweden - 4.9%
Lansforsakringar Hypotek
AB 1.250%, 09/20/2023	SEK	26,400,000	3,027,295	0.5%
Nordea Hypotek AB 1.000%,
04/08/2022		40,400,000	4,625,805	0.8%
Stadshypotek AB 1.500%,
12/15/2021		32,000,000	3,730,235	0.7%
Stadshypotek AB 4.500%,
09/21/2022		45,000,000	5,876,661	1.0%
Swedbank Hypotek AB
1.000% 09/15/2021
to 06/15/2022		36,100,000	4,133,416	0.7%
OTHER SECURITIES			6,157,604	1.2%
			27,551,016
Switzerland - 1.4%
UBS AG 7.625%, 08/17/2022		$2,950,000	3,256,505	0.6%
OTHER SECURITIES			4,598,191	0.8%
			7,854,696

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE
BONDS (continued)
United Kingdom - 3.8%			$21,523,596	3.8%
United States - 14.0%
MUFG Americas Holdings
Corp. 3.000%, 02/10/2025		$3,500,000	3,344,380	0.6%
OTHER SECURITIES			75,609,292	13.4%
			78,953,672
Virgin Islands,
British - 0.1%			796,521	0.1%
TOTAL CORPORATE BONDS
(Cost $225,292,553)			$225,155,347

CAPITAL PREFERRED
SECURITIES - 0.3%
United States - 0.3%			1,493,933	0.3%
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $1,440,000)			$1,493,933

MUNICIPAL BONDS - 0.8%
State of California (1 month
LIBOR + 0.780%)
2.781%, 04/01/2047 (D)		2,900,000	2,918,299	0.5%
OTHER SECURITIES			1,854,372	0.3%
TOTAL MUNICIPAL BONDS (Cost $4,759,885)			$4,772,671

TERM LOANS (E) - 0.1%
United States - 0.1%			681,556	0.1
TOTAL TERM LOANS (Cost $692,615)			$681,556

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.1%
Canada - 0.3%			1,719,658	0.3%
Italy - 0.1%			340,676	0.1%
United Kingdom - 2.1%
Mansard Mortgages PLC
1.278%, 12/15/2049 (D)	GBP	3,657,300	4,790,962	0.9%
OTHER SECURITIES			7,397,116	1.2%
			12,188,078
United States - 5.6%			31,419,300	5.6%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $45,998,563)			$45,667,712

ASSET BACKED SECURITIES - 8.6%
United States - 4.8%
WaMu Asset-Backed
Certificates
2.320%, 04/25/2037 (D)		$6,653,923	3,656,926	0.7%
OTHER SECURITIES			23,260,148	4.1%
Cayman Islands - 3.6%
Telos CLO, Ltd.
3.623%, 01/17/2027
(C),(D)		2,900,000	2,900,325	0.5%
Oaktree CLO, Ltd.
3.579%, 10/20/2026
(C),(D)		2,900,000	2,900,516	0.5%
Oak Hill Credit Partners
X, Ltd.
3.489%, 07/20/2026
(C),(D)		2,900,000	2,900,365	0.5%
OTHER SECURITIES			11,725,764	2.1%
Ireland - 0.2%			1,286,652	0.2%
TOTAL ASSET BACKED SECURITIES
(Cost $47,352,228)			$48,630,696

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
ESCROW SHARES - 0.1%
United States - 0.1%			$329,450	0.1%
TOTAL ESCROW SHARES (Cost $0)			$329,450

PURCHASED OPTIONS - 0.0%
Calls - 0.0%			74,334	0.0%
Puts - 0.0%			202,626	0.0%
TOTAL PURCHASED OPTIONS (Cost $326,732)			$276,960

COMMON STOCKS - 0.0%
United States - 0.0%			31,588	0.0%
TOTAL COMMON STOCKS (Cost $1,185)			$31,588

PREFERRED SECURITIES - 0.1%
United Kingdom - 0.1%			388,528	0.1%
TOTAL PREFERRED SECURITIES
(Cost $410,172)			$388,528

SHORT-TERM
INVESTMENTS - 14.9%
Commercial paper - 0.2%			898,717	0.2%
Foreign government - 11.7%
Japan Treasury Discount Bill
(0.134)%, 07/09/2018 *	JPY	500,000,000	4,516,177	0.8%
Japan Treasury Discount Bill
(0.137)%, 08/20/2018 *		1,350,000,000	12,195,518	2.2%
Japan Treasury Discount Bill
(0.146)%, 09/03/2018 *		1,370,000,000	12,376,799	2.2%
Japan Treasury Discount Bill
(0.128)%, 09/10/2018 *		2,630,000,000	23,760,482	4.2%
Japan Treasury Discount Bill
(0.124)%, 09/18/2018 *		930,000,000	8,402,231	1.5%
OTHER SECURITIES			4,682,142	0.8%
			65,933,349
U.S. Government - 0.0%			305,471	0.0%
Repurchase agreement - 3.0%
Repurchase Agreement with
Royal Bank of Canada
dated 6-29-18 at 2.220% to
be repurchased at
$11,802,183 on 7-2-18,
collateralized by
$12,271,000 U.S. Treasury
Bills, 0.000% due 4-25-19
(valued at $12,047,037,
including interest)		$11,800,000	11,800,000	2.1%
Repurchase Agreement with
State Street Corp. dated
6-29-18 at 0.900% to be
repurchased at $5,326,399
on 7-2-18, collateralized
by $5,420,000
U.S. Treasury Notes,
1.375% due 12-31-18
(valued at $5,434,623,
including interest)		5,326,000	5,326,000	0.9%
			17,126,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $84,852,507)			$84,263,537
Total Investments (Global Bond Trust)
(Cost $725,061,268) - 128.2%			$724,051,984	128.2%
Other assets and liabilities, net - (28.2)%			(159,434,783)	(28.2%)
TOTAL NET ASSETS - 100.0%			$564,617,201	100.0%

Global Bond Trust (continued)

Currency Abbreviations

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
LIBOR	London Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $126,413,696 or 22.4% of the fund’s net assets as of 6-30-18.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Australian Treasury Bond Futures	19	Long	Sep 2018	$1,789,173	$1,818,948	$29,775
10-Year Canada Government Bond Futures	20	Long	Sep 2018	2,033,027	2,079,793	46,766
10-Year Japan Government Bond Future	16	Long	Sep 2018	21,767,901	21,798,672	30,771
10-Year U.S. Treasury Note Futures	224	Long	Sep 2018	26,820,651	26,922,000	101,349
3-Month Sterling Futures	554	Long	Dec 2018	90,606,742	90,597,603	(9,139)
3-Year Australian Treasury Bond Futures	14	Long	Sep 2018	1,148,994	1,153,597	4,603
5-Year U.S. Treasury Note Futures	543	Long	Sep 2018	61,593,261	61,694,133	100,872
Euro-Buxl Futures	15	Long	Sep 2018	3,036,764	3,112,771	76,007
Eurodollar Futures	58	Long	Sep 2018	14,181,731	14,144,025	(37,706)
Eurodollar Futures	1,109	Long	Mar 2019	269,916,262	269,597,900	(318,362)
Eurodollar Futures	272	Long	Dec 2019	66,083,993	65,983,800	(100,193)
German Euro BOBL Futures	447	Long	Sep 2018	68,775,323	68,993,613	218,290
German Euro BUND Futures	123	Long	Sep 2018	23,232,641	23,348,585	115,944
Ultra U.S. Treasury Bond Futures	165	Long	Sep 2018	25,818,863	26,327,812	508,949
3-Month Sterling Futures	554	Short	Dec 2019	(90,378,251)	(90,359,982)	18,269
Euro-BTP Italian Government Bond Futures	160	Short	Sep 2018	(23,384,783)	(23,774,540)	(389,757)
Eurodollar Futures	58	Short	Sep 2019	(14,138,944)	(14,076,600)	62,344
Eurodollar Futures	1,109	Short	Mar 2020	(269,139,053)	(268,987,950)	151,103
Eurodollar Futures	272	Short	Dec 2020	(66,015,469)	(65,973,600)	41,869
Euro-OAT Futures	378	Short	Sep 2018	(67,620,267)	(68,218,348)	(598,081)
U.K. Long Gilt Bond Futures	68	Short	Sep 2018	(10,893,407)	(11,043,777)	(150,370)
						$(96,697)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	955,800	CAD	923,895	Goldman Sachs Bank USA	7/5/2018	$4,539	—
AUD	4,450,000	USD	3,364,137	JPMorgan Chase Bank N.A.	8/15/2018	—	($70,442)
AUD	794,000	USD	619,955	BNP Paribas SA	8/20/2018	—	(32,262)
AUD	808,000	USD	629,901	Morgan Stanley Bank, N.A.	8/20/2018	—	(31,846)
AUD	1,950,000	USD	1,549,665	HSBC Bank USA	12/6/2018	—	(105,377)
AUD	1,030,000	USD	818,850	HSBC Bank USA	2/7/2019	—	(55,457)
BRL	3,337,062	USD	865,466	Credit Suisse International	7/3/2018	—	(4,455)
BRL	3,337,062	USD	896,277	Deutsche Bank AG London	7/3/2018	—	(35,266)
BRL	68,988	USD	18,000	Bank of America, N.A.	8/2/2018	—	(263)
BRL	3,337,062	USD	876,214	Credit Suisse International	8/2/2018	—	(18,257)
CAD	1,225,000	USD	923,146	JPMorgan Chase Bank N.A.	7/3/2018	8,661	—
CAD	1,501,000	USD	1,127,527	Standard Chartered Bank	7/3/2018	14,221	—
CAD	1,721,391	USD	1,309,000	Goldman Sachs Bank USA	7/5/2018	445	—
CAD	1,426,627	USD	1,083,240	Citibank N.A.	8/20/2018	2,826	—
CHF	3,475,000	USD	3,509,117	BNP Paribas SA	8/15/2018	12,621	—
CNH	2,381,000	USD	357,768	Citibank N.A.	9/19/2018	144	—
CNH	91,408,457	USD	14,364,268	HSBC Bank USA	9/19/2018	—	(623,759)
COP	4,093,894,000	USD	1,431,000	Deutsche Bank AG London	7/17/2018	—	(35,128)
COP	7,189,582,060	USD	2,527,448	JPMorgan Chase Bank N.A.	7/17/2018	—	(76,056)
COP	429,000,000	USD	150,000	Standard Chartered Bank London	7/17/2018	—	(3,726)
COP	6,697,518,680	USD	2,265,929	Citibank N.A.	9/18/2018	11,285	—
CZK	41,681,677	USD	1,987,277	Bank of America, N.A.	8/15/2018	—	(108,661)
DKK	116,005,194	USD	18,181,492	Standard Chartered Bank	7/2/2018	1,282	—
DKK	4,285,000	USD	711,190	UBS AG	7/2/2018	—	(39,554)
DKK	2,625,000	USD	412,770	HSBC Bank USA	10/1/2018	1,611	—
EUR	1,624,000	RON	7,647,598	Goldman Sachs Bank USA	9/17/2018	—	(1,608)
EUR	796,000	RON	3,747,170	Goldman Sachs Bank USA	9/19/2018	—	(252)
EUR	227,000	SEK	2,337,837	Deutsche Bank AG London	4/23/2019	4,153	—
EUR	311,000	SEK	3,231,446	Royal Bank of Scotland PLC	4/23/2019	2,429	—
EUR	65,654,769	USD	78,384,731	Bank of America, N.A.	8/15/2018	—	(1,472,241)
EUR	1,174,000	USD	1,370,228	Citibank N.A.	8/15/2018	5,076	—
EUR	4,966,000	USD	5,808,181	Goldman Sachs Bank USA	8/15/2018	9,332	—
EUR	886,000	USD	1,057,088	JPMorgan Chase Bank N.A.	8/15/2018	—	(19,167)
EUR	845,000	USD	999,850	Standard Chartered Bank	8/15/2018	—	(9,959)

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	765,000	USD	964,053	Deutsche Bank AG London	12/14/2018	—	($59,053)
EUR	1,350,000	USD	1,697,936	Deutsche Bank AG London	1/24/2019	—	(95,365)
EUR	1,161,000	USD	1,401,675	HSBC Bank USA	5/28/2019	—	(8,722)
EUR	31,000	USD	39,634	Morgan Stanley Bank, N.A.	6/28/2021	—	(100)
GBP	11,879,000	USD	15,738,166	Citibank N.A.	7/3/2018	—	(60,851)
GBP	520,000	USD	700,111	Goldman Sachs Bank USA	7/3/2018	—	(13,841)
GBP	447,000	USD	594,792	BNP Paribas SA	7/5/2018	—	(4,812)
GBP	1,083,000	USD	1,426,798	Citibank N.A.	7/11/2018	$2,990	—
GBP	2,217,000	USD	2,935,583	UBS AG	8/2/2018	—	(5,708)
HUF	132,259,000	USD	509,929	BNP Paribas SA	8/8/2018	—	(39,884)
IDR	16,368,330,000	USD	1,158,000	Bank of America, N.A.	9/19/2018	—	(27,275)
IDR	5,267,506,000	USD	373,000	Goldman Sachs Bank USA	9/19/2018	—	(9,121)
IDR	25,645,748,600	USD	1,785,916	HSBC Bank USA	9/19/2018	—	(14,307)
ILS	2,377,000	USD	658,608	Bank of America, N.A.	8/8/2018	—	(7,199)
INR	99,408,920	USD	1,438,000	Barclays Bank PLC Wholesale	9/19/2018	—	(1,397)
INR	81,575,400	USD	1,185,000	Credit Suisse International	9/19/2018	—	(6,118)
INR	112,638,175	USD	1,615,000	Goldman Sachs Bank USA	9/19/2018	12,784	—
INR	162,264,655	USD	2,369,000	Nomura Global Financial Products, Inc.	9/19/2018	—	(24,042)
JPY	9,135,700,000	USD	83,836,836	Citibank N.A.	8/15/2018	—	(1,083,869)
JPY	105,200,000	USD	953,508	JPMorgan Chase Bank N.A.	8/15/2018	—	(585)
KRW	7,336,097,857	USD	6,825,039	Standard Chartered Bank London	9/19/2018	—	(222,039)
MXN	352,025,718	USD	18,298,782	BNP Paribas SA	8/27/2018	—	(725,164)
MXN	24,600,000	USD	1,228,729	Citibank N.A.	8/27/2018	—	(662)
MXN	12,485,937	USD	582,000	Deutsche Bank AG London	3/14/2019	22,521	—
MXN	5,120,700	USD	260,000	HSBC Bank USA	3/14/2019	—	(12,075)
MYR	6,942,651	USD	1,733,929	Morgan Stanley Bank, N.A.	9/19/2018	—	(17,926)
NOK	36,020,000	USD	4,449,973	JPMorgan Chase Bank N.A.	8/15/2018	—	(19,767)
NZD	5,689,000	USD	3,880,196	Standard Chartered Bank	7/3/2018	—	(27,037)
PEN	71,692	USD	21,907	BNP Paribas SA	7/19/2018	—	(91)
PLN	582,000	USD	170,595	Citibank N.A.	7/6/2018	—	(15,209)
SEK	4,564,320	EUR	445,000	JPMorgan Chase Bank N.A.	4/23/2019	—	(10,276)
SEK	2,440,000	USD	284,271	HSBC Bank USA	8/15/2018	—	(10,980)
THB	50,420,878	USD	1,587,059	Morgan Stanley Bank, N.A.	9/19/2018	—	(61,706)
TRY	32,413,624	USD	7,335,507	Standard Chartered Bank London	8/15/2018	—	(408,561)
USD	730,934	AUD	967,000	Citibank N.A.	8/15/2018	15,203	—
USD	218,564	AUD	288,000	JPMorgan Chase Bank N.A.	8/15/2018	5,399	—
USD	1,563,169	AUD	2,069,000	Standard Chartered Bank	8/15/2018	31,786	—
USD	878,637	BRL	3,337,062	Credit Suisse International	7/3/2018	17,626	—
USD	865,466	BRL	3,337,062	Deutsche Bank AG London	7/3/2018	4,455	—
USD	684,000	BRL	2,617,463	Deutsche Bank AG London	3/14/2019	24,532	—
USD	260,000	BRL	877,500	HSBC Bank USA	3/14/2019	38,914	—
USD	166,111	CAD	216,000	Citibank N.A.	7/3/2018	1,808	—
USD	281,693	CAD	375,000	Goldman Sachs Bank USA	7/3/2018	—	(3,554)
USD	2,545,444	CAD	3,348,000	JPMorgan Chase Bank N.A.	7/3/2018	—	(1,242)
USD	1,776,080	CAD	2,304,000	Morgan Stanley Bank, N.A.	7/3/2018	23,522	—
USD	285,080	CAD	375,000	BNP Paribas SA	7/5/2018	—	(178)
USD	171,745	CHF	169,000	Goldman Sachs Bank USA	8/15/2018	472	—
USD	2,272,656	COP	6,697,518,680	Citibank N.A.	7/17/2018	—	(10,959)
USD	1,536,000	COP	4,188,672,000	Deutsche Bank AG London	7/17/2018	107,812	—
USD	282,000	COP	826,285,380	HSBC Bank USA	7/17/2018	266	—
USD	1,376,852	CZK	30,126,000	Citibank N.A.	8/15/2018	19,057	—
USD	19,837,108	DKK	119,060,339	Citibank N.A.	7/2/2018	1,175,467	—
USD	313,014	DKK	1,885,000	UBS AG	7/2/2018	17,558	—
USD	18,314,103	DKK	116,005,194	Standard Chartered Bank	10/1/2018	1,577	—
USD	2,885,187	EUR	2,444,000	Bank of America, N.A.	8/15/2018	22,118	—
USD	1,425,634	EUR	1,217,000	BNP Paribas SA	8/15/2018	—	(43)
USD	1,120,424	EUR	956,000	Goldman Sachs Bank USA	8/15/2018	500	—
USD	2,755,379	EUR	2,379,000	JPMorgan Chase Bank N.A.	8/15/2018	—	(31,545)
USD	963,833	EUR	765,000	Standard Chartered Bank	12/14/2018	58,833	—
USD	1,375,643	EUR	1,106,000	UBS AG	12/14/2018	67,238	—
USD	1,692,472	EUR	1,408,000	HSBC Bank USA	1/24/2019	21,050	—
USD	2,722,640	EUR	2,151,000	Citibank N.A.	2/7/2019	166,191	—
USD	4,451,396	GBP	3,314,000	Citibank N.A.	7/3/2018	77,743	—
USD	3,827,530	GBP	2,870,000	Goldman Sachs Bank USA	7/3/2018	39,847	—
USD	4,730,770	GBP	3,573,000	JPMorgan Chase Bank N.A.	7/3/2018	15,302	—
USD	559,857	GBP	425,000	Standard Chartered Bank	7/3/2018	—	(1,037)

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	2,931,433	GBP	2,217,000	UBS AG	7/3/2018	$5,546	—
USD	534,807	GBP	397,000	Citibank N.A.	7/11/2018	10,683	—
USD	825,563	GBP	616,000	Citibank N.A.	6/18/2019	—	($1,034)
USD	1,749,661	IDR	25,087,329,000	Standard Chartered Bank London	9/19/2018	16,627	—
USD	338,000	INR	23,301,720	Bank of America, N.A.	9/19/2018	1,257	—
USD	887,600	INR	61,439,672	Standard Chartered Bank London	10/29/2018	4,307	—
USD	854,884	JPY	90,000,000	Bank of America, N.A.	7/2/2018	41,986	—
USD	4,703,602	JPY	500,000,000	UBS AG	7/9/2018	185,735	—
USD	1,178,908	JPY	130,000,000	Citibank N.A.	8/20/2018	941	—
USD	7,254,065	JPY	800,000,000	JPMorgan Chase Bank N.A.	8/20/2018	5,033	—
USD	3,808,056	JPY	420,000,000	Morgan Stanley Bank, N.A.	8/20/2018	2,314	—
USD	12,643,042	JPY	1,370,000,000	JPMorgan Chase Bank N.A.	9/4/2018	216,343	—
USD	24,106,324	JPY	2,630,000,000	JPMorgan Chase Bank N.A.	9/10/2018	239,819	—
USD	8,482,267	JPY	930,000,000	Citibank N.A.	9/18/2018	37,649	—
USD	820,008	JPY	90,000,000	Citibank N.A.	10/1/2018	1,979	—
USD	280,000	KRW	304,276,000	Bank of America, N.A.	7/19/2018	6,696	—
USD	997,000	KRW	1,083,739,000	Credit Suisse International	7/19/2018	23,574	—
USD	633,000	KRW	699,021,900	HSBC Bank USA	7/23/2018	5,075	—
USD	688,000	KRW	761,753,600	Nomura Global Financial Products, Inc.	7/23/2018	3,724	—
USD	1,132,000	KRW	1,254,595,600	Goldman Sachs Bank USA	7/25/2018	4,957	—
USD	270,000	KRW	299,052,000	Nomura Global Financial Products, Inc.	7/25/2018	1,352	—
USD	1,055,000	KRW	1,175,692,000	Goldman Sachs Bank USA	8/3/2018	—	(1,374)
USD	322,000	KRW	358,450,400	Nomura Global Financial Products, Inc.	8/3/2018	—	(72)
USD	227,000	KRW	251,991,567	BNP Paribas SA	9/19/2018	190	—
USD	160,800	KRW	178,771,008	BNP Paribas SA	10/29/2018	—	(385)
USD	1,414,384	MXN	29,579,000	Citibank N.A.	8/27/2018	—	(62,242)
USD	6,434,542	MXN	126,772,000	HSBC Bank USA	8/27/2018	105,906	—
USD	4,182,893	NOK	34,250,000	Bank of America, N.A.	8/15/2018	—	(29,616)
USD	3,933,457	NZD	5,689,000	JPMorgan Chase Bank N.A.	7/3/2018	80,298	—
USD	3,880,368	NZD	5,689,000	Standard Chartered Bank	8/2/2018	27,103	—
USD	21,946	PEN	71,692	Morgan Stanley Bank, N.A.	7/19/2018	129	—
USD	21,856	PEN	71,692	BNP Paribas SA	9/18/2018	85	—
USD	175,524	PLN	588,000	UBS AG	7/6/2018	18,536	—
USD	26,126,590	SEK	226,755,000	Bank of America, N.A.	8/15/2018	728,992	—
USD	102,591	SEK	875,000	Goldman Sachs Bank USA	8/15/2018	4,587	—
USD	106,782	SEK	950,000	Standard Chartered Bank	8/15/2018	378	—
USD	6,082,906	SGD	8,077,491	Bank of America, N.A.	9/19/2018	144,662	—
USD	6,775,158	TRY	31,588,000	Bank of America, N.A.	7/20/2018	—	(49,111)
USD	7,242,050	TWD	212,793,166	BNP Paribas SA	9/19/2018	225,641	—
USD	169,983	ZAR	2,245,000	Bank of America, N.A.	8/8/2018	7,071	—
USD	183,652	ZAR	2,307,000	BNP Paribas SA	8/8/2018	16,244	—
						$4,246,615	($5,929,870)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

	Exercise		Expiration	Number of	Notional
Name of issuer	price		date	contracts	amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	120.50	Jul 2018	35	35,000	$7,756	$(11,484)
Euro BOBL Futures	EUR	133.00	Aug 2018	79	7,900,000	15,517	(14,674)
Euro BUND Futures	EUR	160.00	Jul 2018	41	4,100,000	18,068	(126,317)
Euro BUND Futures	EUR	160.50	Jul 2018	11	1,100,000	4,719	(27,980)
						$46,060	$(180,455)
Puts
10-Year U.S. Treasury Note Futures	USD	119.00	Jul 2018	35	35,000	10,739	(3,281)
Euro BOBL Futures	EUR	131.25	Aug 2018	79	7,900,000	12,765	(10,999)
Euro BUND Futures	EUR	156.50	Jul 2018	11	1,100,000	4,982	(240)
						$28,486	$(14,520)
						$74,546	$(194,975)

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
Australian Dollar versus U.S. Dollar	HSBC Bank USA	AUD	0.83	Dec 2018	6,200,000	$80,699	$(3,593)
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.44	Jun 2019	1,769,000	25,487	(19,443)
Euro versus U.S. Dollar	HSBC Bank USA	EUR	1.27	May 2019	2,800,000	38,673	(28,294)
U.S. Dollar versus Korean Won	BNP Paribas SA	USD	1,200.00	Oct 2018	1,608,000	6,376	(6,099)
						$151,235	$(57,429)
Puts
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.32	Jun 2019	1,751,000	55,583	(53,587)
U.S. Dollar versus Canadian Dollar	Citibank N.A.	USD	1.31	Aug 2018	2,005,000	15,443	(14,881)
						$71,026	$(68,468)
						$222,261	$(125,897)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU29	Buy	0.475%	Sep 2018	EUR	13,100,000	$6,689	$(106)
								$6,689	$(106)
Puts
5-Year Credit Default Swap	Barclays Bank PLC London	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	600,000	1,032	(60)
5-Year Credit Default Swap	BNP Paribas SA	CDX.O.IG30	Sell	0.750%	Jul 2018	USD	2,700,000	2,565	(1,402)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.850%	Jul 2018	USD	1,000,000	1,030	(210)
5-Year Credit Default Swap	Deutsche Bank Securities, Inc.	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	800,000	1,330	(80)
5-Year Credit Default Swap	JPMorgan Securities, Inc.	CDX.O.IG30	Sell	0.725%	Jul 2018	USD	800,000	740	(548)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.O.IG30	Sell	0.750%	Jul 2018	USD	1,400,000	1,820	(727)
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU29	Sell	0.750%	Sep 2018	EUR	13,100,000	25,987	(62,190)
5-Year Credit Default Swap	BNP Paribas SA	CDX.O.IG30	Sell	0.900%	Sep 2018	USD	1,500,000	1,838	(1,695)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.900%	Sep 2018	USD	1,100,000	1,568	(1,243)
								$37,910	$(68,155)
								$44,599	$(68,261)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final
			Index/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	—
							$25,800	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
BNP Paribas SA	5,938,500,000	KRW	Fixed 2.030%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	$73,514	$73,514
JPMorgan Chase Bank	6,594,300,000	KRW	Fixed 1.993%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	101,331	101,331
								—	$174,845	$174,845
Centrally cleared	324,000,000	USD	USD LIBOR BBA	Fixed 1.750%	At Maturity	Quarterly	Apr 2019	$(266,594)	(1,094,919)	(1,361,513)
Centrally cleared	52,100,000	GBP	GBP LIBOR BBA	Fixed 1.000%	At Maturity	Quarterly	Sep 2019	11,085	55,419	66,504
Centrally cleared	41,600,000	GBP	GBP LIBOR BBA	Fixed 1.250%	At Maturity	Quarterly	Dec 2019	60,595	94,392	154,987
Centrally cleared	84,100,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	92,422	106,161	198,583
Centrally cleared	14,400,000	USD	1 Month LIBOR + 0.117%	3 Month LIBOR	Quarterly	Quarterly	Mar 2020	—	1,924	1,924
Centrally cleared	324,000,000	USD	Fixed 2.000%	USD LIBOR BBA	At Maturity	Quarterly	Apr 2020	182,344	1,288,733	1,471,077
Centrally cleared	68,000,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	1,311,079	55,218	1,366,297
Centrally cleared	35,400,000	CAD	CAD BA CDOR	Fixed 2.300%	Semi-Annual	Semi-Annual	Jul 2020	(54,394)	67,053	12,659
Centrally cleared	52,100,000	GBP	Fixed 1.000%	GBP LIBOR BBA	At Maturity	Quarterly	Sep 2020	148,027	(51,256)	96,771
Centrally cleared	21,900,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Sep 2020	840	68,516	69,356
Centrally cleared	11,200,000	GBP	GBP LIBOR BBA	Fixed 1.250%	Semi-Annual	Semi-Annual	Sep 2020	(861)	48,486	47,625

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	41,600,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2020	$(65,323)	$(99,816)	$(165,139)
Centrally cleared	21,800,000	BRL	BRL CDI	Fixed 8.880%	At Maturity	At Maturity	Jan 2021	6,504	(30,812)	(24,308)
Centrally cleared	29,600,000	USD	1 Month LIBOR + 0.084%	3 Month LIBOR	Quarterly	Quarterly	Apr 2022	—	(5,950)	(5,950)
Centrally cleared	7,000,000	USD	1 Month LIBOR + 0.084%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	—	7,194	7,194
Centrally cleared	4,900,000	USD	1 Month LIBOR + 0.070%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	—	7,647	7,647
Centrally cleared	25,500,000	USD	1 Month LIBOR + 0.085%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	(1,518)	24,618	23,100
Centrally cleared	31,600,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(131,957)	2,649	(129,308)
Centrally cleared	16,300,000	USD	1 Month LIBOR + 0.073%	3 Month LIBOR	Quarterly	Quarterly	Apr 2023	—	(2,194)	(2,194)
Centrally cleared	15,200,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	71,679	555,143	626,822
Centrally cleared	165,700,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	32,079	(300,262)	(268,183)
Centrally cleared	39,100,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	1,524,623	88,241	1,612,864
Centrally cleared	7,500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(1,565)	(72,491)	(74,056)
Centrally cleared	37,800,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Sep 2023	(215,863)	623,354	407,491
Centrally cleared	21,700,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Dec 2023	(73,869)	223,578	149,709
Centrally cleared	54,200,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	1,093,401	2,053,688	3,147,089
Centrally cleared	4,340,000,000	JPY	JPY LIBOR BBA	Fixed 0.100%	Semi-Annual	Semi-Annual	Mar 2024	(128,602)	33,496	(95,106)
				USD Federal Funds H.15
Centrally cleared	1,200,000	USD	Fixed 2.696%	OIS COMPOUND	Annual	Annual	Apr 2025	—	(13,162)	(13,162)
				USD Federal Funds H.15
Centrally cleared	3,700,000	USD	Fixed 2.683%	OIS COMPOUND	Annual	Annual	Apr 2025	1,566	(39,121)	(37,555)
				USD Federal Funds H.15
Centrally cleared	1,300,000	USD	Fixed 2.710%	OIS COMPOUND	Annual	Annual	Apr 2025	—	(15,405)	(15,405)
				USD Federal Funds H.15
Centrally cleared	2,400,000	USD	Fixed 2.714%	OIS COMPOUND	Annual	Annual	Apr 2025	(37)	(29,017)	(29,054)
				USD Federal Funds H.15
Centrally cleared	1,200,000	USD	Fixed 2.684%	OIS COMPOUND	Annual	Annual	Apr 2025	(38)	(12,226)	(12,264)
				USD Federal Funds H.15
Centrally cleared	1,200,000	USD	Fixed 2.673%	OIS COMPOUND	Annual	Annual	Apr 2025	—	(11,434)	(11,434)
Centrally cleared	5,900,000	CAD	Fixed 1.850%	CAD BA CDOR	Semi-Annual	Semi-Annual	Sep 2027	305,981	(45,008)	260,973
Centrally cleared	320,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	4,651	(18,112)	(13,461)
Centrally cleared	15,400,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2027	205,046	(790,385)	(585,339)
Centrally cleared	650,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	43,541	(60,378)	(16,837)
Centrally cleared	140,000,000	JPY	Fixed 0.399%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(133)	(13,948)	(14,081)
Centrally cleared	500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2028	3,698	(591)	3,107
Centrally cleared	30,650,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Sep 2028	477,159	697,383	1,174,542
Centrally cleared	25,600,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Dec 2028	436,640	384,490	821,130
Centrally cleared	3,441,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(225,011)	(107,098)	(332,109)
Centrally cleared	1,030,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	242,632	1,149,477	1,392,109
Centrally cleared	10,000,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2044	(3,203)	(12,888)	(16,091)
Centrally cleared	560,000,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(1,615,356)	665,091	(950,265)
Centrally cleared	1,600,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2046	(142,279)	377,943	235,664
Centrally cleared	9,400,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(359,920)	802,715	442,795
Centrally cleared	4,300,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	470,328	(43,318)	427,010
Centrally cleared	1,800,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2048	50,604	(69,277)	(18,673)
Centrally cleared	2,400,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(126,171)	29,812	(96,359)
Centrally cleared	1,950,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(95,277)	16,985	(78,292)
Centrally cleared	15,400,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2048	296,256	(456,013)	(159,757)
Centrally cleared	4,300,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	31,082	31,082
Centrally cleared	1,200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	9,277	9,277
								$3,564,809	$6,174,684	$9,739,493
								$3,564,809	$6,349,529	$9,914,338

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Government of Japan	300,000	USD	$300,000	1.000%	Quarterly	Jun 2022	$(8,340)	$(1,244)	$(9,584)
	People’s Republic of
Barclays Bank PLC	China	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(17,128)	3,752	(13,376)
Barclays Bank PLC	Republic of Korea	600,000	USD	600,000	1.000%	Quarterly	Jun 2023	(14,088)	7	(14,081)
Barclays Capital	Government of Japan	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(42,071)	(5,848)	(47,919)
BNP Paribas SA	Credit Suisse Group, Ltd.	2,700,000	EUR	2,933,686	1.000%	Quarterly	Jun 2022	34,155	(51,652)	(17,497)

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Credit default swaps - Buyer (continued)

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
BNP Paribas SA	Commerzbank AG	1,200,000	EUR	1,307,340	1.000%	Quarterly	Jun 2022	$49,410	$2,199	$51,609
BNP Paribas SA	Government of Japan	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2022	(65,025)	(8,451)	(73,476)
BNP Paribas SA	Republic of Korea	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2023	(46,597)	1,874	(44,723)
Citibank N.A	Government of Japan	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(16,749)	(2,419)	(19,168)
Goldman Sachs
International	Government of Japan	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(42,136)	(5,783)	(47,919)
Goldman Sachs	People’s Republic of
International	China	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2023	(32,750)	7,483	(25,267)
HSBC	Government of Japan	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2022	(52,710)	(7,988)	(60,698)
HSBC	Republic of Korea	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(22,401)	1,205	(21,196)
JPMorgan Chase Bank
N.A.	Republic of Korea	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2023	(26,346)	531	(25,815)
				$19,441,026				$(302,776)	$(66,334)	$(369,110)
Centrally cleared	Pfizer, Inc.	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2020	(17,602)	(2,343)	(19,945)
Centrally cleared	Altria Group, Inc.	1,500,000	USD	1,500,000	1.000%	Quarterly	Dec 2020	(26,281)	(3,174)	(29,455)
Centrally cleared	UnitedHealth Group, Inc.	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2020	(18,355)	(3,778)	(22,133)
Centrally cleared	Reynolds American, Inc.	1,600,000	USD	1,600,000	1.000%	Quarterly	Dec 2020	(28,785)	(1,735)	(30,520)
Centrally cleared	Koninklijke DSM NV	1,000,000	EUR	1,072,765	1.000%	Quarterly	Dec 2020	(18,542)	(6,189)	(24,731)
Centrally cleared	Bayer AG	200,000	EUR	213,640	1.000%	Quarterly	Dec 2020	(2,618)	(1,969)	(4,587)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(2,164)	(1,463)	(3,627)
Centrally cleared	Fortum OYJ	200,000	EUR	212,510	1.000%	Quarterly	Dec 2020	(2,088)	(2,291)	(4,379)
Centrally cleared	Telia Company AB	300,000	EUR	318,225	1.000%	Quarterly	Dec 2020	(4,258)	(2,614)	(6,872)
Centrally cleared	BASF SE	400,000	EUR	425,960	1.000%	Quarterly	Dec 2020	(6,723)	(2,932)	(9,655)
	ITRAXX Europe
Centrally cleared	Series 28 Version 1	16,000,000	EUR	19,799,211	1.000%	Quarterly	Dec 2022	(472,799)	125,891	(346,908)
Centrally cleared	CDX.NA.IG.29	20,000,000	USD	20,000,000	1.000%	Quarterly	Dec 2022	(368,083)	23,070	(345,013)
				$47,459,261				$(968,298)	$120,473	$(847,825)
				$66,900,287				$(1,271,074)	$54,139	$(1,216,935)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank N.A.	A.P. Moller - Maersk A/S	0.852%	1,300,000	EUR	$1,534,064	1.000%	Quarterly	Jun 2022	$(5,891)	$15,282	$9,391
					$1,534,064				$(5,891)	$15,282	$9,391
Centrally cleared	Daimler AG	0.335%	200,000	EUR	245,260	1.000%	Quarterly	Dec 2020	2,943	79	3,022
Centrally cleared	Exelon Generation Company LLC	0.669%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(31,355)	50,457	19,102
Centrally cleared	CDX.EM.29	1.720%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2023	(19,694)	(24,135)	(43,829)
Centrally cleared	Tesco PLC	1.566%	1,000,000	EUR	1,223,300	1.000%	Quarterly	Jun 2025	(32,247)	(11,613)	(43,860)
Centrally cleared	Royal Dutch Shell PLC	0.671%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(17,110)	34,741	17,631
					$4,807,305				$(97,463)	$49,529	$(47,934)
					$6,341,369				$(103,354)	$64,811	$(38,543)

Currency swaps

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
BNP Paribas SA	Floating rate equal to 3	Floating rate equal to 3
	month AUD BBSW plus	month USD LIBOR
	0.362% based on the	based on the notional
	notional amount of	amount of currency
	currency received	delivered	Quarterly	Sep 2027	AUD	3,100,000	2,457,370	$11,160	$(176,082)	$(164,922)
BNP Paribas SA	Floating rate equal to 3	Floating rate equal to 3
	month AUD BBSW plus	month USD LIBOR
	0.368% based on the	based on the notional
	notional amount of	amount of currency
	currency received	delivered	Quarterly	Oct 2027	AUD	1,900,000	1,496,630	(4,750)	(86,534)	(91,284)

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Currency swaps (continued)

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
Deutsche Bank AG	Floating rate equal to 3	Floating rate equal to 3
	month GBP LIBOR less	month USD LIBOR
	0.055% based on the	based on the notional
	notional amount of	amount of currency
	currency received	delivered	Quarterly	Oct 2026	GBP	800,000	976,000	$3,639	$64,289	$67,928
Morgan Stanley Capital Services	Floating rate equal to 3	Floating rate equal to 3
	month AUD BBSW plus	month USD LIBOR
	0.368% based on the	based on the notional
	notional amount of	amount of currency
	currency received	delivered	Quarterly	Oct 2027	AUD	674,000	527,135	2,157	(30,766)	(28,609)
Royal Bank of Scotland PLC	Floating rate equal to 3	Floating rate equal to 3
	month GBP LIBOR less	month USD LIBOR
	0.055% based on the	based on the notional
	notional amount of	amount of currency
	currency received	delivered	Quarterly	Oct 2026	GBP	1,500,000	1,830,300	44,025	83,041	127,066
								$56,231	$(146,052)	$(89,821)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS - 1.3%
Argentina - 0.7%		$1,622,337	0.7%
Brazil - 0.3%		585,368	0.3%
Ecuador - 0.2%		368,588	0.2%
Indonesia - 0.0%		5,151	0.0%
Mexico - 0.1%		287,666	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,538,476)		$2,869,110

CORPORATE BONDS - 83.1%
Consumer discretionary - 20.6%
Altice France SA
7.375%, 05/01/2026 (A)	$2,630,000	2,571,351	1.2%
CCO Holdings LLC
5.125%, 05/01/2027 (A)	1,110,000	1,036,463	0.5%
Century Communities, Inc.
5.875%, 07/15/2025	1,040,000	982,800	0.4%
Charter Communications
Operating LLC
4.908%, 07/23/2025	1,850,000	1,867,748	0.8%
DISH DBS Corp.
5.875%, 11/15/2024	2,030,000	1,717,888	0.8%
DISH DBS Corp.
7.750%, 07/01/2026	2,250,000	1,971,563	0.9%
Lions Gate Capital
Holdings LLC
5.875%, 11/01/2024 (A)	1,010,000	1,022,312	0.5%
Scientific Games
International, Inc.
10.000%, 12/01/2022	1,950,000	2,076,750	0.9%
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	1,225,000	1,157,625	0.5%
Virgin Media Secured
Finance PLC
5.500%, 08/15/2026 (A)	1,480,000	1,385,428	0.6%
OTHER SECURITIES		30,217,314	13.5%
		46,007,242
Consumer staples - 2.2%		4,894,305	2.2%
Energy - 14.4%
MEG Energy Corp.
7.000%, 03/31/2024 (A)	1,750,000	1,634,063	0.7%
NGL Energy Partners LP
7.500%, 11/01/2023	900,000	909,000	0.4%
The Williams
Companies, Inc.
7.500%, 01/15/2031	880,000	1,046,628	0.5%
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)	930,000	895,125	0.4%
WPX Energy, Inc.
8.250%, 08/01/2023	870,000	985,275	0.4%
OTHER SECURITIES		26,679,671	12.0%
		32,149,762
Financials - 7.3%
Citigroup, Inc. (6.300% to
5-15-24, then 3 month
LIBOR + 3.423%)
05/15/2024 (B)	1,060,000	1,075,805	0.5%
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)	1,300,000	1,198,990	0.5%
OTHER SECURITIES		14,139,430	6.3%
		16,414,225
Health care - 7.9%
DJO Finance LLC
8.125%, 06/15/2021 (A)	1,180,000	1,194,396	0.5%

High Yield Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE
BONDS (continued)
Health care (continued)
HCA, Inc.
5.500%, 06/15/2047	$1,920,000	$1,761,600	0.8%
Tenet Healthcare Corp.
7.500%, 01/01/2022 (A)	1,220,000	1,268,800	0.6%
Tenet Healthcare Corp.
8.125%, 04/01/2022	1,080,000	1,127,250	0.5%
Valeant Pharmaceuticals
International, Inc.
5.500%, 03/01/2023 (A)	1,050,000	976,500	0.4%
Valeant Pharmaceuticals
International, Inc.
7.000%, 03/15/2024 (A)	1,090,000	1,140,075	0.5%
Valeant Pharmaceuticals
International, Inc.
9.250%, 04/01/2026 (A)	1,610,000	1,672,388	0.8%
OTHER SECURITIES		8,474,935	3.8%
		17,615,944
Industrials - 8.5%
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	960,000	895,200	0.4%
United Rentals North
America, Inc.
4.875%, 01/15/2028	980,000	910,175	0.4%
OTHER SECURITIES		17,131,932	7.7%
		18,937,307
Information technology - 2.5%
Alliance Data Systems Corp.
5.375%, 08/01/2022 (A)	880,000	884,290	0.4%
OTHER SECURITIES		4,721,434	2.1%
		5,605,724
Materials - 8.9%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)(C)	1,080,000	1,086,750	0.5%
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	830,000	879,800	0.4%
Ardagh Packaging Finance
PLC
6.000%, 02/15/2025 (A)	1,070,000	1,041,913	0.5%
First Quantum Minerals, Ltd.
7.500%, 04/01/2025 (A)	1,040,000	1,026,376	0.5%
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	2,030,000	1,780,716	0.8%
Hudbay Minerals, Inc.
7.625%, 01/15/2025 (A)	890,000	932,275	0.4%
Pactiv LLC
8.375%, 04/15/2027	1,510,000	1,676,100	0.7%
OTHER SECURITIES		11,371,001	5.1%
		19,794,931
Real estate - 2.8%
Five Point Operating
Company LP
7.875%, 11/15/2025 (A)	1,020,000	1,039,125	0.5%
OTHER SECURITIES		5,152,239	2.3%
		6,191,364
Telecommunication
services - 6.7%
Cogent Communications
Group, Inc.
5.375%, 03/01/2022 (A)	1,130,000	1,158,250	0.5%
Sprint Capital Corp.
8.750%, 03/15/2032	1,230,000	1,316,100	0.6%

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE
BONDS (continued)
Telecommunication
services (continued)
Sprint Corp.
7.250%, 09/15/2021	$1,850,000	$1,924,000	0.9%
Sprint Corp.
7.875%, 09/15/2023	2,450,000	2,540,344	1.1%
Telecom Italia SpA
5.303%, 05/30/2024 (A)	1,200,000	1,183,500	0.5%
T-Mobile USA, Inc.
6.500%, 01/15/2026	1,160,000	1,194,452	0.5%
OTHER SECURITIES		5,702,455	2.6%
		15,019,101
Utilities - 1.3%
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,176,775	0.5%
OTHER SECURITIES		1,756,243	0.8%
		2,933,018
TOTAL CORPORATE BONDS (Cost
$191,599,148)		$185,562,923

CONVERTIBLE BONDS - 1.7%
Consumer
discretionary - 0.8%		1,917,606	0.8%
Energy - 0.2%		375,072	0.2%
Health care - 0.4%
Jazz Investments I, Ltd.
1.500%, 08/15/2024 (A)(C)	920,000	958,489	0.4%
Information
technology - 0.3%		620,880	0.3%
TOTAL CONVERTIBLE BONDS (Cost
$3,842,831)		$3,872,047

CAPITAL PREFERRED
SECURITIES - 0.4%
Financials - 0.4%
ILFC E-Capital Trust I
(1.550% + highest of 3
month LIBOR, 10 Year
CMT, and 30 Year CMT)
4.570%, 12/21/2065 (A)(D)	1,000,000	935,000	0.4%
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $840,839)		$935,000

TERM LOANS (E) - 3.2%
Consumer
discretionary - 1.3%		2,939,731	1.3%
Energy - 0.9%		2,062,754	0.9%
Health care - 0.7%		1,583,883	0.7%
Industrials - 0.3%		532,403	0.3%
TOTAL TERM LOANS (Cost $7,655,609)		$7,118,771

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.3%
Commercial and
residential - 0.3%		653,933	0.3%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $693,710)		$653,933

ASSET BACKED
SECURITIES - 4.0%		9,040,092	4.0%
TOTAL ASSET BACKED
SECURITIES (Cost $8,828,825)		$9,040,092

High Yield Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 2.0%
Consumer
discretionary - 0.5%
Bossier Casino Venture
Holdco, Inc. (A)(F)(G)	43,365	$991,324	0.4%
OTHER SECURITIES		189,090	0.1%
		1,180,414
Energy - 1.4%
Berry Petroleum Corp. (G)	88,259	1,048,076	0.5%
KCAD Holdings
I, Ltd. (F)(G)	165,553,563	960,211	0.4%
OTHER SECURITIES		1,046,233	0.5%
		3,054,520
Industrials - 0.1%		167,563	0.1%
TOTAL COMMON STOCKS (Cost $10,251,332)		$4,402,497

PREFERRED
SECURITIES - 1.4%
Energy - 0.7%
Berry Petroleum
Company LLC (G)	100,609	1,383,374	0.6%
OTHER SECURITIES		177,694	0.1%
		1,561,068
Financials - 0.6%
GMAC Capital Trust I (3
month LIBOR + 5.785%),
8.128% (D)	51,072	1,343,194	0.6%
Industrials - 0.1%		209,989	0.1%
Materials - 0.0%		19,718	0.0%
TOTAL PREFERRED SECURITIES (Cost
$3,988,072)		$3,133,969

ESCROW
CERTIFICATES - 0.0%
Consumer
discretionary - 0.0%		0	0.0%
Health care - 0.0%		500	0.0%
TOTAL ESCROW CERTIFICATES (Cost
$435,127)		$500

SECURITIES LENDING COLLATERAL - 4.2%
John Hancock Collateral
Trust, 2.0600% (H)(I)	933,315	9,336,509	4.2%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,337,014)		$9,336,509

SHORT-TERM INVESTMENTS - 1.1%
Money market funds - 1.1%
State Street Institutional
Treasury Plus Money
Market Fund, Premier
Class, 1.7904% (H)	2,475,697	2,475,697	1.1%
TOTAL SHORT-TERM INVESTMENTS (Cost
$2,475,697)		$2,475,697
Total Investments (High Yield Trust) (Cost
$243,486,680) - 102.7%		$229,401,048	102.7%
Other assets and liabilities, net - (2.7)%		(6,023,450)	(2.7%)
TOTAL NET ASSETS - 100.0%		$223,377,598	100.0%

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $112,271,472 or 50.3% of the fund’s net assets as of 6-30-18.

(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	A portion of this security is on loan as of 6-30-18.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.

High Yield Trust (continued)

(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 6-30-18.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Sep 2018	$9,741,734	$9,771,078	$29,344
U.S. Treasury Long Bond Futures	11	Short	Sep 2018	(1,580,221)	(1,595,000)	(14,779)
						$14,565

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	2,342,366	USD	1,863,636	Barclays Bank PLC Wholesale	7/19/2018	—	($81,372)
USD	244,939	EUR	197,131	Barclays Bank PLC Wholesale	7/19/2018	$14,465	—
						$14,465	($81,372)

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Brown Brothers Harriman	Toll Brothers Finance
and Company	Corp.	450,000	USD	$450,000	1.000%	Quarterly	Dec 2022	$(3,778)	$10,866	$7,088
	Toll Brothers Finance
JPMorgan Chase Bank	Corp.	450,000	USD	450,000	1.000%	Quarterly	Dec 2022	(3,835)	10,923	7,088
				$900,000				$(7,613)	$21,789	$14,176

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally Cleared	CDX.NA.IG.29	1.085%	900,000	USD	$900,000	1.000%	Quarterly	Dec 2027	$1,573	$(7,235)	$(5,662)
					$900,000				$1,573	$(7,235)	$(5,662)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 56.5%
U.S. Treasury Bonds - 4.9%
2.500%, 02/15/2045
to 02/15/2046	$1,852,000	$1,685,169	0.6%
3.000%, 11/15/2044
to 02/15/2047	4,140,000	4,150,572	1.6%
3.750%, 11/15/2043	1,689,000	1,917,675	0.7%
4.375%, 11/15/2039	2,205,000	2,704,656	1.0%
4.500%, 02/15/2036	1,542,000	1,884,131	0.7%
OTHER SECURITIES		760,740	0.3%
		13,102,943
U.S. Treasury Inflation
Protected Securities - 2.7%
0.375%, 07/15/2027	7,414,484	7,212,165	2.7%
		7,212,165
U.S. Treasury
Notes - 12.1%
1.250%, 06/30/2019	1,975,000	1,953,321	0.7%
1.625%, 06/30/2020
to 04/30/2023	9,490,000	9,193,890	3.5%
1.875%, 06/30/2020
to 02/28/2022	4,292,000	4,189,054	1.6%
2.000%, 06/30/2024 (A)	2,060,000	1,969,714	0.7%
2.000%, 02/15/2025	7,467,000	7,099,775	2.7%
3.125%, 05/15/2021	7,350,000	7,450,775	2.8%
OTHER SECURITIES		315,192	0.1%
		32,171,721
Federal Home Loan
Mortgage Corp. - 9.9%
3.000%, TBA (B)	1,300,000	1,290,552	0.5%
3.500%, TBA (B)	8,600,000	8,552,351	3.2%
4.000%, TBA (B)	12,700,000	12,943,418	4.8%
4.500%, TBA (B)	3,300,000	3,432,653	1.3%
OTHER SECURITIES		225,686	0.1%
		26,444,660
Federal National Mortgage
Association - 18.5%
2.500%, 07/01/2030
to 04/01/2045	1,707,444	1,616,352	0.6%
2.880%, 11/01/2027	1,045,111	1,000,162	0.4%
2.970%, 06/01/2027
to 06/01/2030	1,270,520	1,214,437	0.4%
3.160%, 08/01/2027	985,000	964,998	0.4%
3.500%, 06/01/2046
to 05/01/2048	13,207,656	13,156,326	4.9%
3.500%, TBA (B)	26,900,000	26,766,725	10.1%
5.000%, TBA (B)	1,800,000	1,906,829	0.7%
OTHER SECURITIES		2,549,871	1.0%
		49,175,700
Government National
Mortgage
Association - 8.4%
3.000%, TBA (B)	4,300,000	4,205,284	1.6%
3.500%, TBA (B)	9,100,000	9,130,364	3.5%
4.000%, TBA (B)	3,600,000	3,688,590	1.4%
4.500%, TBA (B)	4,600,000	4,780,602	1.8%
OTHER SECURITIES		423,235	0.1%
		22,228,075
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $152,226,046)		$150,335,264

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS - 1.1%
Argentina - 0.0%		$134,774	0.0%
Ghana - 0.1%		194,208	0.1%
Italy - 0.1%		181,693	0.1%
Oman - 0.0%		180,593	0.0%
Panama - 0.1%		186,500	0.1%
Qatar - 0.1%		299,048	0.1%
Romania - 0.1%		338,602	0.1%
Saudi Arabia - 0.3%		714,983	0.3%
United Arab Emirates - 0.3%		730,054	0.3%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,127,689)		$2,960,455

CORPORATE BONDS - 30.2%
Consumer discretionary - 3.1%		8,150,346	3.1%
Consumer staples - 2.5%
BAT Capital Corp.
2.297%, 08/14/2020 (C)	$1,540,000	1,506,724	0.6%
OTHER SECURITIES		5,218,222	1.9%
		6,724,946
Energy - 2.0%		5,380,264	2.0%
Financials - 10.6%
Assurant, Inc. (3 month
LIBOR + 1.250%)
3.542%, 03/26/2021 (D)	1,720,000	1,724,622	0.7%
Bank of America Corp.
2.250%, 04/21/2020	1,005,000	991,175	0.4%
OTHER SECURITIES		25,432,383	9.5%
		28,148,180
Health care - 4.0%
CVS Health Corp.
2.800%, 07/20/2020	2,047,000	2,029,644	0.8%
Dignity Health
2.637%, 11/01/2019	1,030,000	1,028,005	0.4%
OTHER SECURITIES		7,644,791	2.8%
		10,702,440
Industrials - 1.2%		3,245,518	1.2%
Information technology - 1.7%		4,583,186	1.7%
Materials - 1.0%		2,668,980	1.0%
Real estate - 0.1%		228,626	0.1%
Telecommunication
services - 2.3%		6,109,498	2.3%
Utilities - 1.7%		4,546,933	1.7%
TOTAL CORPORATE BONDS (Cost $82,406,929)		$80,488,917

MUNICIPAL
BONDS - 1.0%		2,709,282	1.0%
TOTAL MUNICIPAL BONDS
(Cost $2,867,182)		$2,709,282

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
TERM LOANS (E) - 1.7%
Consumer
discretionary - 0.4%		$1,181,691	0.4%
Consumer staples - 0.3%		732,739	0.3%
Energy - 0.1%		349,639	0.1%
Financials - 0.1%		188,340	0.1%
Health care - 0.3%		699,578	0.3%
Industrials - 0.2%		518,572	0.2%
Information
technology - 0.2%		444,531	0.2%
Materials - 0.1%		222,639	0.1%
Telecommunication
services - 0.0%		137,501	0.0%
TOTAL TERM LOANS (Cost $4,498,847)		$4,475,230

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.3%
Commercial and
residential - 10.5%
BBCMS Mortgage Trust
2.923%, 08/15/2036 (C)(D)	$949,000	948,991	0.4%
New Residential Mortgage
Loan Trust
4.000%, 02/25/2057 (C)(F)	1,039,629	1,048,195	0.4%
New Residential Mortgage
Loan Trust
4.000%, 03/25/2057 (C)(F)	933,120	946,063	0.4%
OTHER SECURITIES		24,960,801	9.3%
		27,904,050
Federal Home Loan Mortgage
Corp. - 0.3%		803,196	0.3%
Federal National Mortgage
Association - 1.5%		4,022,103	1.5%
Government National Mortgage
Association - 0.0%		9,145	0.0%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $33,025,126)		$32,738,494

ASSET BACKED
SECURITIES - 22.4%
Apidos CLO XVII
3.663%, 04/17/2026 (C)(D)	1,200,000	1,200,236	0.5%
Apidos CLO XVII
4.203%, 04/17/2026 (C)(D)	1,145,000	1,145,267	0.4%
Apidos CLO XXI
3.785%, 07/18/2027 (C)(D)	1,170,000	1,170,043	0.4%
Apidos CLO XXI
3.235%, 07/18/2027 (C)(D)	1,080,000	1,080,000	0.4%
Avery Point VI CLO, Ltd.
3.813%, 08/05/2027 (C)(D)	1,230,000	1,230,362	0.5%
Galaxy XIX CLO, Ltd.
3.579%, 07/24/2030 (C)(D)	895,000	897,260	0.3%
Legacy Mortgage Asset Trust
4.000%, 03/25/2058 (C)	911,496	912,721	0.3%
Magnetite IX, Ltd.
3.360%, 07/25/2026 (C)(D)	915,000	915,052	0.3%
OCP CLO, Ltd.
3.203%, 04/17/2027 (C)(D)	1,065,000	1,061,182	0.4%
OZLM XII, Ltd.
3.809%, 04/30/2027 (C)(D)	1,025,000	1,025,200	0.4%
Shackleton VIII CLO, Ltd.
3.279%, 10/20/2027 (C)(D)	1,035,000	1,035,005	0.4%
Towd Point Mortgage Trust
2.750%, 10/25/2056 (C)(F)	1,082,576	1,059,892	0.4%

Investment Quality Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
ASSET BACKED
SECURITIES (continued)
Venture XXI CLO, Ltd.
3.228%, 07/15/2027 (C)(D)		$915,000	$912,013	0.3%
OTHER SECURITIES			46,088,794	17.4%
TOTAL ASSET BACKED
SECURITIES (Cost $60,011,364)			$59,733,027

PURCHASED OPTIONS - 0.1%
Puts - 0.1%			296,053	0.1%
TOTAL PURCHASED OPTIONS (Cost $356,227)			$296,053

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Trust, 2.0600% (G)(H) 33,718			337,299	0.1%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $337,314)			$337,299

SHORT-TERM INVESTMENTS - 2.6%
Commercial paper - 0.0%			79,395	0.0%
Foreign government - 1.0%
Japan Treasury Discount Bill,
(0.127)%, 08/13/2018 *	JPY	106,600,000	962,970	0.4%
OTHER SECURITIES			1,568,440	0.6%
			2,531,410
Repurchase agreement - 1.6%
Deutsche Bank Tri-Party
Repurchase Agreement
dated 6-29-18 at 2.110% to
be repurchased at
$4,200,739 on 7-2-18,
collateralized by
$4,297,700 U.S. Treasury
Notes, 0.750% - 1.250%
due 1-31-19 to 2-15-19
(valued at $4,284,094,
including interest)		$4,200,000	4,200,000	1.6%
TOTAL SHORT-TERM INVESTMENTS (Cost
$6,869,692)			$6,810,805
Total Investments (Investment Quality Bond
Trust) (Cost $345,726,416) - 128.0%			$340,884,826	128.0%
Other assets and liabilities, net - (28.0)%			(74,621,587)	(28.0%)
TOTAL NET ASSETS - 100.0%			$266,263,239	100.0%

Currency Abbreviations

JPY	Japanese Yen

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $90,255,231 or 33.9% of the fund’s net assets as of 6-30-18.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-18.

Investment Quality Bond Trust (continued)

(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	123	Long	Sep 2018	$13,944,667	$13,974,914	$30,247
Eurodollar Futures	52	Long	Mar 2019	12,642,944	12,641,200	(1,744)
U.S. Treasury Long Bond Futures	14	Long	Sep 2018	1,987,156	2,030,000	42,844
Ultra U.S. Treasury Bond Futures	23	Long	Sep 2018	3,582,466	3,669,938	87,472
10-Year U.S. Treasury Note Futures	38	Short	Sep 2018	(4,550,558)	(4,567,125)	(16,567)
10-Year Ultra U.S. Treasury Bond Futures	12	Short	Sep 2018	(1,519,493)	(1,538,812)	(19,319)
Eurodollar Futures	52	Short	Mar 2020	(12,625,055)	(12,612,600)	12,455
U.K. Long Gilt Bond Futures	14	Short	Sep 2018	(2,267,614)	(2,273,719)	(6,105)
						$129,283

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	24,000	USD	28,073	Citibank N.A.	7/31/2018	$11	—
USD	14,670	CAD	19,000	State Street Bank and Trust Company	7/3/2018	217	—
USD	23,155	CAD	30,000	Citibank N.A.	7/5/2018	335	—
USD	42,419	CAD	55,000	JPMorgan Chase Bank N.A.	7/5/2018	581	—
USD	113,146	CAD	145,000	State Street Bank and Trust Company	7/16/2018	2,826	—
USD	39,806	CAD	50,000	Citibank N.A.	8/2/2018	1,753	—
USD	73,532	EUR	60,000	Deutsche Bank AG London	7/16/2018	3,399	—
USD	1,519,854	EUR	1,302,000	Goldman Sachs International	7/31/2018	—	($3,699)
USD	217,394	EUR	175,000	JPMorgan Chase Bank N.A.	7/31/2018	12,615	—
USD	186,128	EUR	155,000	Goldman Sachs International	8/1/2018	4,739	—
USD	29,314	EUR	25,000	JPMorgan Chase Bank N.A.	8/6/2018	47	—
USD	200,837	EUR	165,000	Morgan Stanley and Company International PLC	8/17/2018	7,515	—
USD	58,106	EUR	50,000	Deutsche Bank AG London	9/11/2018	—	(588)
USD	80,454	EUR	68,000	Goldman Sachs International	9/19/2018	580	—
USD	79,702	EUR	67,000	JPMorgan Chase Bank N.A.	9/19/2018	1,003	—
USD	79,338	GBP	60,000	BNP Paribas SA	9/10/2018	—	(88)
USD	591,686	JPY	62,900,000	Citibank N.A.	7/9/2018	23,339	—
USD	979,873	JPY	106,600,000	JPMorgan Chase Bank N.A.	8/13/2018	14,401	—
USD	342,160	JPY	37,100,000	Morgan Stanley and Company International PLC	9/4/2018	5,641	—
						$79,002	($4,375)

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(743,322)	$(743,322)
JPMorgan Chase Bank	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(187,473)	(187,473)
								—	$(930,795)	$(930,795)
				USD Federal Funds H.15
Centrally cleared	1,090,000	USD	Fixed 2.179%	OIS COMPOUND	Annual	Annual	Nov 2024	—	21,921	21,921
				USD Federal Funds H.15
Centrally cleared	1,075,000	USD	Fixed 2.179%	OIS COMPOUND	Annual	Annual	Nov 2024	$(1,087)	22,706	21,619
				USD Federal Funds H.15
Centrally cleared	140,000	USD	Fixed 2.250%	OIS COMPOUND	Annual	Annual	Nov 2024	1,660	566	2,226
				USD Federal Funds H.15
Centrally cleared	515,000	USD	Fixed 2.250%	OIS COMPOUND	Annual	Annual	Nov 2024	6,098	2,092	8,190

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
				USD Federal Funds H.15
Centrally cleared	1,536,000	USD	Fixed 2.060%	OIS COMPOUND	Annual	Annual	Nov 2024	$33,699	$7,978	$41,677
				USD Federal Funds H.15
Centrally cleared	745,000	USD	Fixed 2.459%	OIS COMPOUND	Annual	Annual	Nov 2024	—	2,665	2,665
				USD Federal Funds H.15
Centrally cleared	750,000	USD	Fixed 2.453%	OIS COMPOUND	Annual	Annual	Nov 2024	—	2,906	2,906
				USD Federal Funds H.15
Centrally cleared	655,000	USD	Fixed 2.453%	OIS COMPOUND	Annual	Annual	Nov 2024	—	2,566	2,566
			USD Federal
			Funds H.15
			OIS
Centrally cleared	667,000	USD	COMPOUND	Fixed 2.556%	Annual	Annual	Nov 2024	—	1,471	1,471
			USD Federal
			Funds H.15
			OIS
Centrally cleared	880,000	USD	COMPOUND	Fixed 2.505%	Annual	Annual	Nov 2024	—	(690)	(690)
			USD Federal
			Funds H.15
			OIS
Centrally cleared	1,570,080	USD	COMPOUND	Fixed 2.556%	Annual	Annual	Nov 2024	—	3,464	3,464
			USD Federal
			Funds H.15
			OIS
Centrally cleared	1,580,935	USD	COMPOUND	Fixed 2.529%	Annual	Annual	Nov 2024	—	999	999
			USD Federal
			Funds H.15
			OIS
Centrally cleared	1,976,985	USD	COMPOUND	Fixed 2.535%	Annual	Annual	Nov 2024	—	1,912	1,912
				USD Federal Funds H.15
Centrally cleared	1,620,000	USD	Fixed 1.625%	OIS COMPOUND	Annual	Annual	Nov 2026	—	110,262	110,262
Centrally cleared	11,538,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	641,206	45,951	687,157
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(36,339)	98,470	62,131
								$645,237	$325,239	$970,476
								$645,237	$(605,556)	$39,681

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
	iTraxx Europe Series 29
Centrally cleared	Version 1	1,870,000	EUR	$2,201,178	1.000%	Quarterly	Jun 2023	$(32,537)	$3,570	$(28,967)
	iTraxx Crossover
Centrally cleared	Series 29 Version 1	690,000	EUR	812,199	5.000%	Quarterly	Jun 2023	(71,002)	5,626	(65,376)
				$3,013,377				$(103,539)	$9,196	$(94,343)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Deutsche Bank AG	CMBX.NA.BBB-.6	5.895%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(18,500)	$7,689	$(10,811)
Goldman Sachs International	CMBX.NA.BBB-.6	5.895%	140,000	USD	140,000	3.000%	Monthly	May 2063	(23,383)	9,623	(13,760)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	5.895%	255,000	USD	255,000	3.000%	Monthly	May 2063	(41,453)	16,393	(25,060)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	5.895%	130,000	USD	130,000	3.000%	Monthly	May 2063	(21,485)	8,708	(12,777)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	5.895%	115,000	USD	115,000	3.000%	Monthly	May 2063	(19,368)	8,065	(11,303)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	5.895%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,627)	4,845	(6,782)
					$819,000				$(135,816)	$55,323	$(80,493)

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

Credit default swaps - Seller (continued)

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.EM.29	1.910%	769,000	USD	$769,000	1.000%	Quarterly	Jun 2023	$20,254	$10,386	$30,640
Centrally cleared	CDX.NA.HY.30	3.613%	842,000	USD	842,000	5.000%	Quarterly	Jun 2023	51,758	(2,085)	49,673
					$1,611,000				$72,012	$8,301	$80,313
					$2,430,000				$(63,804)	$63,624	$(180)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Money Market Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT - 11.0%
U.S. Treasury Bills - 6.1%
1.806%, 07/19/2018	$24,495,500	$24,473,699	1.4%
1.892%, 08/16/2018	59,431,700	59,290,344	3.2%
2.043%, 11/08/2018	19,600,000	19,458,444	1.1%
OTHER SECURITIES		7,963,236	0.4%
		111,185,723
U.S. Treasury Notes - 4.9%
1.879%, 09/15/2018	47,039,400	46,952,847	2.5%
1.911%, 08/31/2018	19,908,800	19,894,770	1.1%
1.932%, 08/31/2018	23,908,000	23,860,696	1.3%
		90,708,313
TOTAL U.S. GOVERNMENT (Cost $201,894,036)		$201,894,036

U.S. GOVERNMENT
AGENCY - 89.2%
Federal Agricultural Mortgage Corp. - 13.4%
1.653%, 07/02/2018	31,300,000	31,298,583	1.7%
1.922%, (1 month
LIBOR - 0.080%),
11/30/2018 (A)	23,843,000	23,843,000	1.3%
1.927%, (1 month
LIBOR - 0.100%),
12/03/2018 (A)	16,237,000	16,237,000	0.9%
1.961%, (1 month LIBOR +
0.030%), 08/17/2018 (A)	19,780,000	19,784,657	1.1%
1.961%, (1 month
LIBOR - 0.090%),
01/07/2019 (A)	16,688,000	16,688,000	0.9%
1.978%, (1 month
LIBOR - 0.050%),
04/02/2019 (A)	27,703,000	27,703,000	1.5%
2.003%, (1 month LIBOR),
09/30/2019 (A)	20,024,000	20,024,000	1.1%
2.014%, (1 month
LIBOR - 0.115%),
12/28/2018 (A)	19,788,000	19,788,000	1.1%
2.021%, (1 month
LIBOR - 0.090%),
02/20/2019 (A)	20,007,000	20,007,000	1.1%

Money Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT
AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
2.059%, (1 month
LIBOR - 0.060%),
07/25/2019 (A)	$30,000,000	$30,000,000	1.6%
2.069%, (1 month
LIBOR - 0.050%),
06/25/2019 (A)	19,918,000	19,918,000	1.1%
		245,291,240
Federal Farm Credit Bank - 21.5%
1.856%, 07/18/2018	19,055,000	19,045,282	1.0%
1.885%, (Prime
rate - 3.020%),
01/14/2019 (A)	19,277,000	19,289,648	1.1%
1.906%, (Prime
rate - 3.120%),
01/02/2019 (A)	16,123,000	16,123,000	0.9%
1.948%, 09/20/2018	25,715,000	25,661,217	1.4%
1.955%, 09/21/2018	15,851,000	15,781,678	0.9%
1.957%, (Prime
rate - 3.075%),
09/05/2019 (A)	18,548,000	18,546,905	1.0%
2.027%, (3 month USBMMY
+ 0.085%), 08/08/2019 (A)	12,115,000	12,114,325	0.7%
2.050%, (1 month LIBOR +
0.190%), 08/19/2019 (A)	20,313,000	20,370,765	1.1%
2.129%, (Prime
rate - 2.910%),
12/11/2019 (A)	18,331,000	18,328,351	1.0%
OTHER SECURITIES		229,127,840	12.4%
		394,389,011
Federal Home Loan Bank - 39.7%
1.653%, 07/02/2018	90,000,000	89,995,925	4.9%
1.837%, 07/24/2018	18,780,000	18,758,283	1.0%
1.853%, 07/06/2018	31,011,000	31,003,130	1.7%
1.866%, 07/09/2018	30,121,000	30,108,684	1.6%
1.873%, 07/05/2018	39,785,000	39,776,836	2.2%
1.878%, 07/11/2018	154,129,000	154,049,759	8.4%
1.886%, 07/12/2018	27,287,000	27,271,502	1.5%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT
AGENCY (continued)
Federal Home Loan Bank (continued)
1.902%, 07/13/2018	$41,135,000	$41,109,291	2.2%
1.917%, 07/18/2018	20,233,000	20,214,952	1.1%
1.919%, 07/25/2018	27,727,000	27,692,064	1.5%
1.920%, (1 month
LIBOR - 0.130%),
07/20/2018 (A)	19,905,000	19,905,637	1.1%
1.922%, 08/03/2018	30,045,000	29,992,874	1.6%
1.931%, 08/14/2018	19,788,000	19,742,048	1.1%
1.976%, 09/27/2018	19,607,000	19,514,019	1.1%
1.983%, 08/15/2018	16,470,000	16,537,774	0.9%
2.181%, (3 month
LIBOR - 0.220%),
07/09/2018 (A)	18,180,000	18,179,850	1.0%
2.182%, (3 month
LIBOR - 0.160%),
05/24/2019 (A)	17,680,000	17,682,771	1.0%
OTHER SECURITIES		106,980,339	5.8%
		728,515,738
Federal Home Loan Mortgage Corp. - 2.4%
1.383%, 09/13/2018	15,384,000	15,374,934	0.8%
OTHER SECURITIES		27,565,942	1.6%
		42,940,876
Federal National Mortgage Association - 6.8%
1.785%, 07/02/2018	39,580,000	39,578,065	2.1%
1.800%, 07/20/2018	15,144,000	15,138,767	0.8%
1.855%, 07/26/2018	12,196,000	12,187,289	0.7%
1.999%, 10/29/2018	17,646,000	17,594,020	1.0%
2.043%, 10/29/2018	19,978,000	19,917,880	1.1%
OTHER SECURITIES		20,888,676	1.1%
		125,304,697
Tennessee Valley Authority - 5.4%
1.866%, 07/03/2018	99,019,000	99,008,878	5.4%
TOTAL U.S. GOVERNMENT AGENCY (Cost
$1,635,450,440)		$1,635,450,440

REPURCHASE
AGREEMENT - 0.0%		100,000	0.0%
TOTAL REPURCHASE AGREEMENT (Cost
$100,000)		$100,000
Total Investments (Money Market Trust) (Cost
$1,837,444,476) - 100.2%		$1,837,444,476	100.2%
Other assets and liabilities, net - (0.2)%		(3,884,845)	(0.2%)
TOTAL NET ASSETS - 100.0%		$1,833,559,631	100.0%

Security Abbreviations and Legend

(A)	Variable rate obligation.

New Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 34.8%
U.S. Treasury Bonds - 6.5%
2.500%, 02/15/2045
to 05/15/2046	$17,335,000	$15,751,441	1.2%
2.875%, 11/15/2046	9,435,000	9,228,978	0.7%
3.000%, 11/15/2044 (A)	6,105,000	6,120,978	0.5%
3.000%, 11/15/2045	12,720,000	12,752,297	1.0%
3.125%, 02/15/2043	26,395,000	27,057,968	2.0%
5.375%, 02/15/2031	7,760,000	9,799,122	0.7%

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Treasury
Bonds (continued)
OTHER SECURITIES		$5,511,365	0.4%
		86,222,149
U.S. Treasury Inflation
Protected Securities - 3.0%
0.125%, 04/15/2022
to 07/15/2026	$21,069,244	20,487,365	1.5%
0.500%, 01/15/2028	13,505,043	13,210,191	1.0%
0.625%, 04/15/2023	6,458,690	6,447,419	0.5%
		40,144,975
U.S. Treasury Notes - 5.8%
1.500%, 05/31/2019	12,425,000	12,329,871	0.9%
1.750%, 11/15/2020	9,600,000	9,416,250	0.7%
2.250%, 02/15/2027
to 11/15/2027	14,245,000	13,559,450	1.0%
2.750%, 02/15/2028	36,315,000	35,990,151	2.7%
OTHER SECURITIES		6,370,163	0.5%
		77,665,885
Federal Home Loan
Mortgage Corp. - 1.8%
3.500%, 09/01/2042
to 03/01/2044	8,980,014	9,000,986	0.8%
4.000%, 08/01/2040
to 02/01/2041	6,610,616	6,802,135	0.4%
4.500%, 11/01/2018
to 10/01/2039	4,371,323	4,595,271	0.4%
OTHER SECURITIES		3,267,543	0.2%
		23,665,935
Federal National Mortgage
Association - 12.3%
2.500%, 07/01/2030
to 03/01/2043	4,647,648	4,467,396	0.4%
3.000%, 01/01/2027
to 01/01/2047	46,649,533	45,530,587	3.6%
3.500%, 11/01/2032
to 08/01/2056	48,968,603	49,031,895	3.8%
4.000%, 11/01/2040
to 03/01/2047	31,209,551	32,007,345	2.5%
4.500%, 05/01/2019
to 09/01/2042	6,222,658	6,534,321	0.4%
5.000%, 11/01/2018
to 06/01/2040	6,869,515	7,337,482	0.4%
6.000%, 01/01/2021
to 09/01/2038	4,216,825	4,669,729	0.3%
OTHER SECURITIES		13,870,299	0.9%
		163,449,054
Government National
Mortgage
Association - 5.4%
3.000%, 10/15/2042
to 02/20/2047	8,566,411	8,403,407	0.5%
3.500%, 09/15/2041
to 02/20/2048	8,559,848	8,633,673	0.6%
4.000%, 02/15/2041
to 05/20/2048	9,022,259	9,286,345	0.7%
4.500%, 01/15/2019
to 08/20/2047	12,149,310	12,706,683	1.1%
4.500%, TBA (B)	7,170,000	7,451,504	0.6%
5.000%, 01/15/2019
to 01/20/2048	10,470,187	11,055,414	0.9%
5.000%, TBA (B)	7,085,000	7,436,334	0.6%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Government National
Mortgage
Association (continued)
OTHER SECURITIES		$7,639,637	0.4%
		72,612,997
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $470,621,843)		$463,760,995

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Argentina - 0.1%		1,088,750	0.1%
Bermuda - 0.1%		1,950,976	0.1%
Brazil - 0.2%		2,957,675	0.2%
Hungary - 0.1%		1,176,340	0.1%
Indonesia - 0.1%		703,238	0.1%
Mexico - 0.4%		5,274,263	0.4%
Peru - 0.2%		3,300,362	0.2%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $17,265,207)		$16,451,604

CORPORATE BONDS - 34.8%
Consumer discretionary - 3.6%		47,949,357	3.6%
Consumer staples - 0.8%		10,104,354	0.8%
Energy - 3.4%		45,376,918	3.4%
Financials - 11.0%
Bank of America Corp.
3.248%, 10/21/2027	$4,435,000	4,131,652	0.3%
Bank of America Corp.
3.300%, 01/11/2023	13,955,000	13,745,883	1.0%
Bank of America Corp.
(3.824% to 1-20-27, then 3
month LIBOR + 1.575%)
01/20/2028	4,705,000	4,587,814	0.3%
Citigroup, Inc.
3.200%, 10/21/2026	4,840,000	4,503,415	0.3%
JPMorgan Chase & Co. (3
month LIBOR + 1.230%)
3.589%, 10/24/2023 (C)	6,895,000	7,019,278	0.5%
Morgan Stanley
3.750%, 02/25/2023	8,280,000	8,286,693	0.6%
The Goldman Sachs
Group, Inc.
3.000%, 04/26/2022	4,315,000	4,218,046	0.3%
OTHER SECURITIES		100,527,524	7.7%
		147,020,305
Health care - 3.0%
CVS Health Corp.
3.700%, 03/09/2023	7,670,000	7,591,919	0.6%
OTHER SECURITIES		32,101,832	2.4%
		39,693,751
Industrials - 2.1%		28,254,099	2.1%
Information technology - 3.7%
Apple, Inc.
3.000%, 02/09/2024	8,230,000	8,057,559	0.6%
Apple, Inc.
3.200%, 05/11/2027	4,980,000	4,803,695	0.4%
Broadcom Corp.
3.625%, 01/15/2024	4,570,000	4,422,115	0.3%
Microsoft Corp.
4.100%, 02/06/2037	9,105,000	9,479,980	0.7%
OTHER SECURITIES		21,879,331	1.7%
		48,642,680

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE
BONDS (continued)
Materials - 1.2%		$16,565,333	1.2%
Real estate - 2.4%
Brixmor Operating
Partnership LP
4.125%, 06/15/2026	$4,385,000	4,242,846	0.3%
OTHER SECURITIES		28,229,233	2.1%
		32,472,079
Telecommunication
services - 1.3%		16,856,241	1.3%
Utilities - 2.3%		30,647,298	2.3%
TOTAL CORPORATE BONDS (Cost
$473,839,493)		$463,582,415

CONVERTIBLE BONDS - 0.1%
Consumer
discretionary - 0.1%		1,385,465	0.1%
TOTAL CONVERTIBLE BONDS (Cost
$1,398,240)		$1,385,465

MUNICIPAL
BONDS - 1.4%		18,555,890	1.4%
TOTAL MUNICIPAL BONDS
(Cost $16,467,826)		$18,555,890

TERM LOANS (D) - 2.9%
Consumer
discretionary - 0.7%		8,566,742	0.7%
Consumer staples - 0.1%		959,859	0.1%
Financials - 0.3%		4,387,746	0.3%
Health care - 0.4%		5,736,609	0.4%
Industrials - 0.3%		4,011,705	0.3%
Information
technology - 0.7%		9,307,874	0.7%
Materials - 0.2%		2,310,812	0.2%
Telecommunication
services - 0.1%		1,600,012	0.1%
Utilities - 0.1%		1,673,241	0.1%
TOTAL TERM LOANS (Cost $38,815,356)		$38,554,600

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.0%
Commercial and
residential - 8.4%
Commercial Mortgage Trust
(Cantor
Fitzgerald/Deutsche Bank AG)
3.528%, 12/10/2047	7,265,000	7,247,505	0.5%
OTHER SECURITIES		104,961,997	7.9%
		112,209,502
Federal Home Loan Mortgage
Corp. - 1.6%
2.857%, 12/25/2030 (C)(E)	4,355,000	4,354,993	0.3%
OTHER SECURITIES		16,003,672	1.3%
		20,358,665
Federal National Mortgage
Association - 0.8%		10,863,244	0.8%
Government National Mortgage
Association - 0.2%		2,441,940	0.2%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $147,308,267)		$145,873,351

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED
SECURITIES - 12.7%
Avis Budget Rental Car
Funding AESOP LLC
2.460%, 07/20/2020 (E)	$5,450,000	$5,425,766	0.4%
Ford Credit Auto Owner
Trust
2.030%, 12/15/2027 (E)	4,930,000	4,773,723	0.4%
Towd Point Mortgage Trust
3.750%, 10/25/2056 (E)(F)	5,580,000	5,587,508	0.4%
Towd Point Mortgage Trust
3.250%, 03/25/2058 (E)(F)	4,647,954	4,600,312	0.3%
OTHER SECURITIES		148,827,580	11.2%
TOTAL ASSET BACKED
SECURITIES (Cost $170,662,697)		$169,214,889

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Trust, 2.0600% (G)(H)	314,359	3,144,717	0.2%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,144,851)		$3,144,717

SHORT-TERM INVESTMENTS - 3.1%
Commercial paper - 0.2%		2,657,489	0.2%
Money market funds - 2.7%
T. Rowe Price Government
Reserve Fund,
2.1583% (G)	35,791,804	35,791,804	2.7%
Repurchase agreement - 0.2%		2,230,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost
$40,678,900)		$40,679,293
Total Investments (New Income Trust) (Cost
$1,380,202,680) - 102.2%		$1,361,203,219	102.2%
Other assets and liabilities, net - (2.2)%		(29,265,996)	(2.2%)
TOTAL NET ASSETS - 100.0%		$1,331,937,223	100.0%

New Income Trust (continued)

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $268,445,979 or 20.2% of the fund’s net assets as of 6-30-18.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-18.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
2-Year U.S. Treasury Note Futures	804	Long	Sep 2018	$170,223,517	$170,309,813	$86,296
5-Year U.S. Treasury Note Futures	412	Long	Sep 2018	46,624,179	46,810,282	186,103
Ultra U.S. Treasury Bond Futures	258	Long	Sep 2018	40,479,351	41,167,125	687,774
10-Year U.S. Treasury Note Futures	297	Short	Sep 2018	(35,589,634)	(35,695,688)	(106,054)
10-Year Ultra U.S. Treasury Bond Futures	603	Short	Sep 2018	(77,583,366)	(77,325,328)	258,038
						$1,112,157

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
BRL	9,837,000	USD	2,570,861	Deutsche Bank AG	8/2/2018	—	($41,771)
BRL	2,119,000	USD	547,602	JPMorgan Chase Bank N.A. London	8/2/2018	—	(2,808)
HUF	255,962,176	USD	913,124	Bank of America N.A.	7/13/2018	—	(4,885)
HUF	62,072,420	USD	220,916	Citibank N.A.	7/13/2018	—	(663)
HUF	138,199,802	USD	497,070	Deutsche Bank AG	7/13/2018	—	(6,693)
HUF	16,164,880	USD	58,248	State Street Bank London	7/13/2018	—	(890)
MXN	52,972,000	USD	2,670,135	HSBC Bank USA	8/24/2018	—	(24,462)
USD	1,143,201	BRL	3,986,000	Deutsche Bank AG	8/2/2018	$118,402	—
USD	1,149,807	BRL	3,985,000	Royal Bank of Canada (UK)	8/2/2018	125,264	—

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	1,148,729	BRL	3,985,000	JPMorgan Chase Bank N.A. London	8/2/2018	$124,187	—
USD	1,735,251	HUF	435,817,000	Bank of America N.A.	7/13/2018	188,831	—
USD	1,733,491	HUF	435,817,000	HSBC Bank USA	7/13/2018	187,071	—
USD	676,779	MXN	13,243,000	Canadian Imperial Bank of Commerce	8/24/2018	15,360	—
USD	1,357,317	MXN	26,486,000	Citibank N.A.	8/24/2018	34,480	—
USD	678,159	MXN	13,243,000	State Street Bank London	8/24/2018	16,742	—
						$810,337	($82,172)

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.HY.30	6,300,000	USD	$6,300,000	5.000%	Quarterly	Jun 2023	$(425,809)	$(26,566)	$(452,375)
Centrally cleared	CDX.NA.HY.30	6,290,000	USD	6,290,000	5.000%	Quarterly	Jun 2023	(394,853)	1,728	(393,125)
				$12,590,000				$(820,662)	$(24,838)	$(845,500)

Derivatives Currency Abbreviations

BRL	Brazilian Real
HUF	Hungarian Forint
MXN	Mexican Peso
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Select Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 39.2%
U.S. Treasury Bonds - 9.7%
2.750%, 11/15/2042	$285,130,000	$273,847,318	3.1%
3.000%, 02/15/2047	217,580,000	218,149,448	2.5%
3.000%, 02/15/2048 (A)	323,503,000	324,261,210	3.6%
3.125%, 11/15/2041	42,755,000	43,877,319	0.5%
		860,135,295
U.S. Treasury Inflation
Protected Securities - 0.4%
0.375%, 07/15/2025	33,122,795	32,535,486	0.4%
		32,535,486
U.S. Treasury Notes - 6.9%
1.750%, 01/31/2023	30,990,000	29,688,662	0.3%
2.500%, 05/31/2020
to 06/30/2020	107,755,000	107,690,778	1.2%
2.875%, 05/15/2028	480,233,000	480,983,364	5.4%
		618,362,804
Federal Home Loan
Mortgage Corp. - 6.3%
3.000%, 02/01/2043
to 12/01/2046	200,732,602	195,145,205	2.2%
3.500%, 01/01/2029
to 11/01/2047	239,071,954	239,192,794	2.8%
4.000%, 09/01/2041
to 03/01/2048	42,491,422	43,756,200	0.5%
4.500%, 08/01/2040
to 10/01/2041	51,431,804	54,010,717	0.6%
OTHER SECURITIES		27,889,276	0.2%
		559,994,192

Select Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association - 15.7%
3.000%, 09/01/2027
to 10/01/2047	$180,416,717	$175,849,311	2.0%
3.500%, 02/01/2026
to 11/01/2047	444,427,195	445,517,013	5.0%
4.000%, 05/01/2025
to 04/01/2048	427,744,575	440,053,311	5.0%
4.500%, 01/01/2027
to 05/01/2042	203,327,837	213,614,226	2.4%
5.000%, 02/01/2033
to 12/01/2041	78,406,663	84,006,245	1.0%
OTHER SECURITIES		36,642,944	0.3%
		1,395,683,050
Government National
Mortgage
Association - 0.2%		19,449,925	0.2%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $3,545,312,189)		$3,486,160,752

FOREIGN GOVERNMENT
OBLIGATIONS - 0.2%
Qatar - 0.1%		8,383,323	0.1%
Saudi Arabia - 0.1%		8,152,825	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $16,632,779)		$16,536,148

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS - 39.9%
Consumer discretionary - 4.8%
Expedia Group, Inc.
5.000%, 02/15/2026	$23,905,000	$24,341,986	0.3%
Ford Motor Credit
Company LLC
5.875%, 08/02/2021	32,919,000	34,895,342	0.4%
OTHER SECURITIES		370,481,410	4.1%
		429,718,738
Consumer staples - 1.4%
Anheuser-Busch InBev
Finance, Inc.
4.900%, 02/01/2046	23,598,000	24,262,368	0.3%
OTHER SECURITIES		97,988,637	1.1%
		122,251,005
Energy - 3.1%		273,740,836	3.1%
Financials - 15.6%
Bank of Montreal
2.100%, 12/12/2019	28,170,000	27,834,072	0.3%
Canadian Imperial Bank of
Commerce
2.700%, 02/02/2021	26,345,000	25,914,259	0.3%
Capital One Bank USA NA
2.300%, 06/05/2019	24,797,000	24,649,532	0.3%
Credit Suisse AG
2.300%, 05/28/2019	26,720,000	26,591,757	0.3%
JPMorgan Chase & Co.
(3.514% to 6-18-21, then 3
month LIBOR + 0.610%)
06/18/2022	24,145,000	24,161,746	0.3%
Lloyds Banking Group PLC
4.450%, 05/08/2025	25,250,000	25,378,763	0.3%
The Goldman Sachs
Group, Inc.
2.300%, 12/13/2019	30,020,000	29,723,102	0.3%
UBS AG
2.375%, 08/14/2019	24,940,000	24,784,554	0.3%
Wells Fargo & Company,
Series U (5.875% to
6-15-25, then 3 month
LIBOR + 3.990%)
06/15/2025 (B)	32,785,000	33,809,531	0.4%
Wells Fargo Bank NA
2.400%, 01/15/2020	27,130,000	26,868,273	0.3%
OTHER SECURITIES		1,118,563,431	12.5%
		1,388,279,020
Health care - 2.6%
Shire Acquisitions
Investments Ireland DAC
1.900%, 09/23/2019	25,205,000	24,819,616	0.3%
OTHER SECURITIES		211,337,472	2.3%
		236,157,088
Industrials - 4.3%		380,065,948	4.3%
Information technology - 3.8%
Dell International LLC
6.020%, 06/15/2026 (C)	27,890,000	29,319,998	0.3%
OTHER SECURITIES		304,991,263	3.5%
		334,311,261
Materials - 0.8%		68,808,719	0.8%
Real estate - 1.2%
Crown Castle Towers LLC
4.883%, 08/15/2040 (C)	25,984,000	26,649,305	0.3%
OTHER SECURITIES		81,907,310	0.9%
		108,556,615

Select Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE
BONDS (continued)
Telecommunication
services - 0.9%
Verizon
Communications, Inc.
4.862%, 08/21/2046	$29,860,000	$28,511,315	0.3%
OTHER SECURITIES		50,587,502	0.6%
		79,098,817
Utilities - 1.4%		125,639,833	1.4%
TOTAL CORPORATE BONDS (Cost
$3,601,709,877)		$3,546,627,880

CAPITAL PREFERRED
SECURITIES - 0.1%
Financials - 0.1%		9,386,310	0.1%
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $8,438,177)		$9,386,310

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.9%
Commercial and
residential - 0.4%		33,044,295	0.4%
Federal Home Loan Mortgage
Corp. - 0.6%		56,084,667	0.6%
Government National Mortgage
Association - 0.9%		78,434,364	0.9%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $172,707,783)		$167,563,326

ASSET BACKED
SECURITIES - 17.2%
Ally Master Owner Trust
2.700%, 01/17/2023	30,840,000	30,536,692	0.3%
American Express Credit
Account Master Trust
1.930%, 09/15/2022	33,165,000	32,677,388	0.4%
BA Credit Card Trust
1.950%, 08/15/2022	43,335,000	42,674,046	0.5%
Cabela’s Credit Card Master
Note Trust
1.780%, 06/15/2022	32,782,000	32,436,350	0.4%
Capital One Multi-Asset
Execution Trust
1.340%, 04/15/2022	28,125,000	27,758,332	0.3%
Capital One Multi-Asset
Execution Trust
2.000%, 01/17/2023	37,430,000	36,891,008	0.4%
Chase Issuance Trust
1.270%, 07/15/2021	49,755,000	49,035,115	0.6%
Citibank Credit Card
Issuance Trust
1.750%, 11/19/2021	34,755,000	34,242,096	0.4%
Citibank Credit Card
Issuance Trust
2.539%, 01/20/2023	33,740,000	33,313,456	0.4%
Discover Card Execution
Note Trust
1.880%, 02/15/2023	40,130,000	39,293,871	0.4%
Ford Credit Auto Owner
Trust
2.120%, 07/15/2026 (C)	31,588,000	31,163,337	0.3%
Goal Capital Funding Trust
2.530%, 08/25/2044 (D)	34,019,000	33,404,811	0.4%
Huntington Auto Trust
1.930%, 04/15/2022	29,905,000	29,461,476	0.3%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED
SECURITIES (continued)
Nissan Auto Receivables
Owner Trust
1.500%, 09/15/2021	$42,370,000	$42,122,826	0.5%
SunTrust Student Loan Trust
2.549%, 10/28/2037 (C)(D)	32,516,377	32,130,418	0.4%
OTHER SECURITIES		1,004,792,227	11.2%
TOTAL ASSET BACKED
SECURITIES (Cost
$1,547,326,634)		$1,531,933,449

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral
Trust, 2.0600% (E)(F)	12,851,433	128,560,599	1.4%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $128,568,011)		$128,560,599

SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agency - 1.7%
Federal Home Loan Bank
Discount Note,
1.600%, 07/02/2018 *	$136,137,000	136,137,000	1.5%
OTHER SECURITIES		15,349,000	0.2%
		151,486,000
TOTAL SHORT-TERM INVESTMENTS (Cost
$151,479,299)		$151,486,000
Total Investments (Select Bond Trust) (Cost
$9,172,174,749) - 101.6%		$9,038,254,464	101.6%
Other assets and liabilities, net - (1.6)%		(144,388,578)	(1.6%)
TOTAL NET ASSETS - 100.0%		$8,893,865,886	100.0%

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,203,190,912 or 13.5% of the fund’s net assets as of 6-30-18.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Short Term Government Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 94.8%
U.S. Treasury
Notes - 31.9%
1.000%, 03/15/2019	$5,135,000	$5,090,269	1.8%
1.125%, 06/30/2021	4,693,000	4,490,064	1.5%
1.250%, 04/30/2019
to 03/31/2021	25,075,000	24,658,173	8.5%
1.375%, 09/30/2020	2,220,000	2,162,332	0.8%

Short Term Government Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Treasury
Notes (continued)
1.500%, 05/15/2020	$5,115,000	$5,019,493	1.7%
1.625%, 06/30/2020	22,850,000	22,443,877	7.7%
1.750%, 11/30/2021	5,220,000	5,065,031	1.7%
1.875%, 04/30/2022
to 07/31/2022	24,935,000	24,150,429	8.2%
		93,079,668
Federal Agricultural
Mortgage Corp. - 16.2%
0.970%, 07/26/2019	9,580,000	9,433,522	3.2%
1.430%, 04/18/2019	6,000,000	5,957,610	2.0%
1.640%, 04/17/2020	8,100,000	7,966,804	2.7%
1.675%, 02/24/2020	5,240,000	5,166,420	1.8%
1.750%, 06/15/2020	5,215,000	5,129,093	1.8%
2.000%, 01/15/2021	13,945,000	13,713,527	4.7%
		47,366,976
Federal Farm Credit
Bank - 10.1%
1.290%, 07/13/2020	5,210,000	5,063,182	1.8%
1.440%, 08/16/2021	6,720,000	6,426,249	2.2%
1.680%, 04/05/2021	6,110,000	5,929,963	2.0%
2.230%, 11/15/2022	7,220,000	7,031,601	2.4%
2.840%, 09/20/2021	1,500,000	1,496,948	0.5%
3.000%, 06/29/2022	3,470,000	3,470,010	1.2%
		29,417,953
Federal Home Loan
Bank - 9.7%
1.125%, 10/11/2019	3,295,000	3,238,511	1.1%
1.550%, 10/26/2020	5,825,000	5,671,173	1.9%
1.700%, 04/26/2021	6,250,000	6,077,425	2.1%
1.750%, 07/13/2020	8,255,000	8,095,654	2.8%
2.260%, 10/04/2022	5,310,000	5,208,903	1.8%
		28,291,666
Federal Home Loan
Mortgage Corp. - 9.3%
1.250%, 07/26/2019	2,725,000	2,690,842	0.9%
1.300%, 08/23/2019	4,405,000	4,349,528	1.5%
1.765%, 06/26/2020	6,805,000	6,678,692	2.3%
2.000%, 11/20/2020	4,940,000	4,861,118	1.7%
3.000%, 07/01/2030
to 11/01/2030	3,425,265	3,416,160	1.1%
3.500%, 04/01/2032	3,713,994	3,765,450	1.3%
5.500%, 07/01/2040	1,426,433	1,555,906	0.5%
OTHER SECURITIES		791	0.0%
		27,318,487
Federal National Mortgage
Association - 13.0%
1.250%, 08/23/2019	4,380,000	4,315,413	1.5%
1.950%, 11/09/2020	6,360,000	6,250,239	2.1%
2.500%, 10/01/2027	1,600,795	1,572,954	0.5%
3.000%, 03/01/2028
to 03/01/2031	20,385,339	20,383,476	7.0%
3.500%, 12/01/2025
to 08/01/2031	3,643,945	3,698,776	1.3%
5.500%, 03/01/2035
to 08/01/2040	941,351	1,023,198	0.4%
6.500%, 01/01/2039	627,545	708,150	0.2%
OTHER SECURITIES		4,217	0.0%
		37,956,423

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Government National
Mortgage
Association - 0.0%		$349	0.0%
Tennessee Valley
Authority - 4.6%
3.875%, 02/15/2021	$13,070,000	13,456,349	4.6%
		13,456,349
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $283,049,325)		$276,887,871

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.5%
Federal Home Loan Mortgage
Corp. - 1.6%
0.313%, 04/25/2023	142,208,688	1,211,917	0.4%
0.761%, 01/25/2022	20,641,114	397,207	0.1%
1.324%, 03/25/2024	8,413,454	457,800	0.2%
1.368%, 07/25/2022	11,570,960	484,020	0.2%
1.488%, 12/25/2021	24,009,773	902,386	0.3%
2.000%, 04/15/2031	721,292	709,641	0.2%
OTHER SECURITIES		559,422	0.2%
		4,722,393
Federal National Mortgage
Association - 1.0%
3.500%, 08/25/2043	1,222,025	1,232,425	0.4%
4.000%, 03/25/2039	1,537,064	1,564,318	0.6%
		2,796,743
Government National Mortgage
Association - 0.9%		2,615,382	0.9%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $10,280,413)		$10,134,518

SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency - 1.2%
Federal Agricultural
Mortgage Corp. Discount
Note,
1.630%, 07/02/2018 *	$345,000	345,000	0.1%
Federal Home Loan Bank
Discount Note,
1.600%, 07/02/2018 *	3,062,000	3,062,000	1.1%
		3,407,000
TOTAL SHORT-TERM INVESTMENTS (Cost
$3,406,849)		$3,407,000
Total Investments (Short Term Government
Income Trust) (Cost $296,736,587) - 99.5%		$290,429,389	99.5%
Other assets and liabilities, net - 0.5%		1,456,961	0.5%
TOTAL NET ASSETS - 100.0%		$291,886,350	100.0%

Security Abbreviations and Legend

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Strategic Income Opportunities Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS - 19.7%
Australia - 0.6%			$3,287,243	0.6%
Austria - 0.3%			1,779,337	0.3%
Brazil - 1.6%
Federative Republic of Brazil
10.000% 01/01/2021
to 01/01/2023	BRL	35,550,000	9,082,653	1.6%
Canada - 0.2%			1,186,695	0.2%
Colombia - 0.9%
Republic of Colombia
7.000%, 05/04/2022	COP	7,382,000,000	2,623,910	0.5%
OTHER SECURITIES			2,275,385	0.4%
			4,899,295
Finland - 0.3%			1,742,784	0.3%
Hungary - 0.9%
Republic of Hungary
6.250%, 01/29/2020		$2,550,000	2,667,252	0.5%
Republic of Hungary
6.375%, 03/29/2021		2,258,000	2,412,244	0.4%
			5,079,496
India - 0.8%
Republic of India
7.800%, 04/11/2021	INR	200,000,000	2,921,842	0.5%
OTHER SECURITIES			1,293,377	0.3%
			4,215,219
Indonesia - 3.5%
Republic of Indonesia
6.125%, 05/15/2028	IDR	35,952,000,000	2,226,615	0.4%
Republic of Indonesia
7.000% 05/15/2022
to 05/15/2027		48,224,000,000	3,239,575	0.6%
Republic of Indonesia
8.250%, 07/15/2021		29,860,000,000	2,118,781	0.4%
Republic of Indonesia
8.375% 03/15/2024
to 09/15/2026		52,790,000,000	3,755,657	0.6%
OTHER SECURITIES			8,115,110	1.5%
			19,455,738
Ireland - 2.2%
Republic of Ireland
3.400%, 03/18/2024	EUR	4,217,000	5,841,906	1.1%
Republic of Ireland
3.900%, 03/20/2023		4,375,000	6,068,201	1.1%
			11,910,107
Malaysia - 1.6%
Government of Malaysia
4.059%, 09/30/2024	MYR	12,940,000	3,186,229	0.6%
OTHER SECURITIES			5,860,704	1.0%
			9,046,933
Mexico - 1.8%
Government of Mexico
6.500%, 06/10/2021	MXN	48,740,000	2,375,861	0.4%
Government of Mexico
8.000% 06/11/2020
to 12/07/2023		50,246,500	2,554,097	0.4%
Government of Mexico
10.000%, 12/05/2024		35,852,000	2,027,184	0.4%
OTHER SECURITIES			3,074,435	0.6%
			10,031,577

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
New Zealand - 0.7%			$3,767,698	0.7%
Norway - 1.3%
Government of Norway
3.750%, 05/25/2021 (A)	NOK	26,605,000	3,511,634	0.6%
Government of Norway
4.500%, 05/22/2019 (A)		15,572,000	1,975,353	0.4%
OTHER SECURITIES			1,907,731	0.3%
			7,394,718
Philippines - 1.4%			7,705,150	1.4%
Portugal - 0.9%
Republic of Portugal
3.850%, 04/15/2021 (A)	EUR	2,065,000	2,663,722	0.5%
Republic of Portugal
5.125%, 10/15/2024 (A)		$2,355,000	2,437,552	0.4%
			5,101,274
Singapore - 0.2%			1,220,585	0.2%
South Korea - 0.0%			74,271	0.0%
Sweden - 0.5%
Kingdom of Sweden
0.125%, 04/24/2023 (A)	EUR	2,540,000	2,988,494	0.5%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $122,093,427)			$109,969,267

CORPORATE BONDS - 44.8%
Consumer discretionary - 6.5%
New Red Finance, Inc.
4.625%, 01/15/2022 (A)		$1,985,000	1,985,000	0.4%
OTHER SECURITIES			34,293,101	6.1%
			36,278,101
Consumer staples - 1.8%			10,248,187	1.8%
Energy - 6.7%
Antero Midstream
Partners LP
5.375%, 09/15/2024		2,070,000	2,085,525	0.4%
Parsley Energy LLC
5.375%, 01/15/2025 (A)		2,125,000	2,109,063	0.4%
OTHER SECURITIES			33,257,750	5.9%
			37,452,338
Financials - 13.8%
American International
Group, Inc. (8.175% to
5-15-38, then 3 month
LIBOR + 4.195%)
05/15/2068		2,395,000	3,017,700	0.5%
European Financial Stability
Facility
0.125%, 10/17/2023	EUR	1,865,000	2,177,723	0.4%
Fifth Third Bancorp (5.100%
to 6-30-23, then 3 month
LIBOR + 3.033%)
06/30/2023 (B)		$2,410,000	2,372,573	0.4%
Inter-American Development
Bank
6.500%, 08/20/2019	AUD	2,705,000	2,097,677	0.4%
International Bank for
Reconstruction &
Development
3.375%, 01/25/2022	NZD	2,927,000	2,030,174	0.4%
International Bank for
Reconstruction &
Development
3.500%, 01/22/2021		2,925,000	2,032,008	0.4%

Strategic Income Opportunities Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE
BONDS (continued)
Financials (continued)
International Finance Corp.
6.450%, 10/30/2018	INR	136,280,000	$1,979,910	0.4%
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	3,255,000	2,215,921	0.4%
KFW
2.125%, 08/15/2023	EUR	1,945,000	2,516,136	0.4%
KFW
6.000%, 08/20/2020	AUD	2,925,000	2,328,807	0.4%
Swiss Insured Brazil Power
Finance Sarl
9.850%, 07/16/2032 (A)	BRL	10,945,000	2,612,172	0.5%
Synovus Financial Corp.
(5.750% to 12-15-20, then
3 month LIBOR +
4.182%)
12/15/2025		$2,275,000	2,354,625	0.4%
OTHER SECURITIES			49,328,188	8.8%
			77,063,614
Health care - 2.4%			13,515,033	2.4%
Industrials - 4.1%
AECOM
5.125%, 03/15/2027		2,655,000	2,502,338	0.4%
Mexico City Airport Trust
3.875%, 04/30/2028 (A)		3,510,000	3,186,378	0.6%
Mexico City Airport Trust
4.250%, 10/31/2026 (A)		2,820,000	2,657,850	0.5%
Mexico City Airport Trust
5.500% 10/31/2046
to 07/31/2047 (A)		6,765,000	6,008,801	1.1%
OTHER SECURITIES			8,311,883	1.5%
			22,667,250
Information technology - 2.4%			13,253,265	2.4%
Materials - 3.4%
Ball Corp.
5.250%, 07/01/2025		1,960,000	1,999,200	0.3%
Southern Copper Corp.
3.875%, 04/23/2025		2,040,000	2,007,300	0.4%
OTHER SECURITIES			14,772,110	2.7%
			18,778,610
Real estate - 0.8%
Equinix, Inc.
5.375%, 05/15/2027		2,395,000	2,389,013	0.4%
OTHER SECURITIES			1,983,570	0.4%
			4,372,583
Telecommunication
services - 0.7%			3,786,073	0.7%
Utilities - 2.2%
Emera US Finance LP
3.550%, 06/15/2026		2,415,000	2,273,095	0.4%
NextEra Energy Operating
Partners LP
4.500%, 09/15/2027 (A)		2,370,000	2,215,950	0.4%
OTHER SECURITIES			7,786,921	1.4%
			12,275,966
TOTAL CORPORATE BONDS (Cost
$257,595,999)			$249,691,020

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CONVERTIBLE BONDS - 3.0%
Consumer
discretionary - 0.9%		$4,838,427	0.9%
Consumer staples - 0.1%		678,737	0.1%
Energy - 0.2%		1,213,148	0.2%
Financials - 0.1%		628,260	0.1%
Health care - 0.8%		4,416,497	0.8%
Industrials - 0.2%		1,174,846	0.2%
Information
technology - 0.3%		1,777,873	0.3%
Utilities - 0.4%		2,207,936	0.4%
TOTAL CONVERTIBLE BONDS (Cost
$15,643,811)		$16,935,724

CAPITAL PREFERRED
SECURITIES - 1.9%
Financials - 1.9%		10,606,501	1.9%
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $10,518,964)		$10,606,501

TERM LOANS (C) - 10.6%
Consumer
discretionary - 3.4%
Charter Communications
Operating LLC (1 month
LIBOR + 2.000%)
4.100%, 04/30/2025	$2,048,204	2,043,718	0.4%
OTHER SECURITIES		16,650,588	3.0%
		18,694,306
Consumer staples - 0.9%
Revlon Consumer Products
Corp. (1 month LIBOR +
3.500%)
5.594%, 09/07/2023	3,397,709	2,616,236	0.4%
OTHER SECURITIES		2,531,941	0.5%
		5,148,177
Energy - 0.2%		1,271,025	0.2%
Financials - 0.5%		2,766,474	0.5%
Health care - 0.4%		2,405,614	0.4%
Industrials - 0.8%		4,352,205	0.8%
Information
technology - 2.4%		13,000,883	2.4%
Materials - 1.0%		5,745,876	1.0%
Telecommunication
services - 1.0%		5,405,270	1.0%
TOTAL TERM LOANS (Cost $59,260,485)		$58,789,830

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
Commercial and
residential - 4.8%		26,468,626	4.8%
Federal Home Loan Mortgage
Corp. - 0.2%		1,235,924	0.2%
Federal National Mortgage
Association - 0.1%		614,289	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $28,335,754)		$28,318,839

Strategic Income Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED
SECURITIES - 4.1%
DB Master Finance LLC
3.980%, 02/20/2045 (A)	$2,070,450	$2,075,812	0.4%
OTHER SECURITIES		20,610,471	3.7%
TOTAL ASSET BACKED
SECURITIES (Cost $22,314,751)		$22,686,283

COMMON STOCKS - 3.4%
Consumer
discretionary - 0.0%		0	0.0%
Financials - 3.3%
JPMorgan Chase & Co.	21,974	2,289,691	0.4%
OTHER SECURITIES		15,870,621	2.9%
		18,160,312
Industrials - 0.1%		518,954	0.1%
TOTAL COMMON STOCKS (Cost $18,297,767)		$18,679,266

PREFERRED
SECURITIES - 5.4%
Energy - 0.4%		2,516,879	0.4%
Financials - 3.1%
U.S. Bancorp (Greater of 3
month LIBOR + 1.020%
or 3.500%), 3.500% (D)	2,829	2,602,708	0.5%
OTHER SECURITIES		14,534,566	2.6%
		17,137,274
Health care - 0.3%		1,774,786	0.3%
Industrials - 0.6%		3,257,183	0.6%
Real estate - 0.3%		1,513,039	0.3%
Utilities - 0.7%		3,969,598	0.7%
TOTAL PREFERRED SECURITIES (Cost
$29,260,580)		$30,168,759

WARRANTS - 0.2%		1,023,250	0.2%
TOTAL WARRANTS (Cost $835,580)		$1,023,250

PURCHASED OPTIONS - 0.2%
Calls - 0.1%		606,934	0.1%
Puts - 0.1%		491,587	0.1%
TOTAL PURCHASED OPTIONS (Cost
$4,414,905)		$1,098,521

SHORT-TERM INVESTMENTS - 0.7%
U.S. Government Agency - 0.7%
Federal Home Loan Bank
Discount Note,
1.600%, 07/02/2018 *	$3,753,000	3,753,000	0.6%
OTHER SECURITIES		423,000	0.1%
		4,176,000
TOTAL SHORT-TERM INVESTMENTS (Cost
$4,175,815)		$4,176,000
Total Investments (Strategic Income
Opportunities Trust) (Cost $572,747,838) -
99.1%		$552,143,260	99.1%
Other assets and liabilities, net - 0.9%		5,222,999	0.9%
TOTAL NET ASSETS - 100.0%		$557,366,259	100.0%

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $157,932,459 or 28.3% of the fund’s net assets as of 6-30-18.

Strategic Income Opportunities Trust (continued)

(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
2-Year U.S. Treasury Note Futures	169	Long	Sep 2018	$35,817,706	$35,798,953	$(18,753)
10-Year U.S. Treasury Note Futures	257	Short	Sep 2018	(30,724,908)	(30,888,188)	(163,280)
10-Year Ultra U.S. Treasury Bond Futures	71	Short	Sep 2018	(9,027,353)	(9,104,641)	(77,288)
5-Year U.S. Treasury Note Futures	331	Short	Sep 2018	(37,541,839)	(37,607,289)	(65,450)
German Euro BUND Futures	255	Short	Sep 2018	(47,920,561)	(48,405,603)	(485,042)
U.S. Treasury Long Bond Futures	80	Short	Sep 2018	(11,463,630)	(11,600,000)	(136,370)
						$(946,183)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	15,818,404	EUR	10,220,000	State Street Bank and Trust Company	9/19/2018	—	($295,373)
AUD	3,245,000	JPY	262,205,735	Australia and New Zealand Banking Group	9/19/2018	$20,962	—
AUD	3,105,000	JPY	250,620,075	Bank of America, N.A.	9/19/2018	22,539	—
AUD	3,090,000	JPY	249,468,060	Citibank N.A.	9/19/2018	21,897	—
AUD	3,190,000	JPY	258,833,410	Goldman Sachs Bank USA	9/19/2018	10,873	—
AUD	3,170,000	JPY	255,438,600	UBS AG	9/19/2018	26,897	—
AUD	14,420,000	USD	10,655,140	HSBC Bank USA	9/19/2018	18,917	—
AUD	793,266	USD	601,091	State Street Bank and Trust Company	9/19/2018	—	(13,895)
BRL	48,808,469	USD	12,843,320	Citibank N.A.	9/19/2018	—	(350,502)
CAD	8,265,754	USD	6,240,000	Citibank N.A.	9/19/2018	55,683	—
CAD	24,549,778	USD	18,936,520	Goldman Sachs Bank USA	9/19/2018	—	(237,970)
CAD	8,336,106	USD	6,450,000	Royal Bank of Canada	9/19/2018	—	(100,733)
EUR	19,595,000	SEK	198,961,752	Citibank N.A.	9/19/2018	671,467	—
EUR	1,622,500	SEK	16,415,136	Goldman Sachs Bank USA	9/19/2018	62,252	—
EUR	1,947,000	SEK	19,686,635	JPMorgan Chase Bank N.A.	9/19/2018	75,997	—
EUR	25,610,000	USD	30,172,023	Citibank N.A.	9/19/2018	—	(90,132)
EUR	13,490,000	USD	15,972,419	JPMorgan Chase Bank N.A.	9/19/2018	—	(126,862)
EUR	6,430,000	USD	7,564,091	Standard Chartered Bank	9/19/2018	—	(11,317)
JPY	787,972,182	AUD	9,605,000	Australia and New Zealand Banking Group	9/19/2018	45,647	—
JPY	502,323,180	AUD	6,195,000	HSBC Bank USA	9/19/2018	—	(24,140)
MXN	332,737,300	USD	16,058,750	Goldman Sachs Bank USA	9/19/2018	493,064	—
NOK	29,268,487	EUR	3,095,000	UBS AG	9/19/2018	—	(30,643)
NZD	1,905,000	USD	1,335,524	Australia and New Zealand Banking Group	9/19/2018	—	(45,171)
SEK	162,539,704	EUR	15,866,008	Goldman Sachs Bank USA	9/19/2018	—	(381,846)
SEK	289,869,295	EUR	28,389,801	JPMorgan Chase Bank N.A.	9/19/2018	—	(792,272)
SEK	195,938,926	EUR	19,220,000	State Street Bank and Trust Company	9/19/2018	—	(570,474)
SEK	33,360,704	EUR	3,270,000	U.S. Bank	9/19/2018	—	(94,298)
SEK	32,393,577	EUR	3,160,000	UBS AG	9/19/2018	—	(73,707)
SGD	108,000	USD	81,125	State Street Bank and Trust Company	9/19/2018	—	(1,728)
USD	16,923,845	AUD	22,051,618	Australia and New Zealand Banking Group	9/19/2018	600,666	—
USD	4,795,831	AUD	6,300,000	Citibank N.A.	9/19/2018	132,408	—
USD	7,202,055	AUD	9,450,000	HSBC Bank USA	9/19/2018	206,920	—
USD	18,874,110	AUD	25,660,000	Standard Chartered Bank	9/19/2018	—	(120,086)

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	7,510,000	BRL	28,895,194	Citibank N.A.	9/19/2018	$114,103	—
USD	12,379,767	BRL	48,808,469	State Street Bank and Trust Company	9/19/2018	—	($113,051)
USD	835,578	CAD	1,098,564	Toronto Dominion Bank	7/5/2018	—	(89)
USD	1,577,811	DKK	9,980,000	UBS AG	9/19/2018	3,931	—
USD	3,733,775	EUR	3,145,000	Australia and New Zealand Banking Group	9/19/2018	39,611	—
USD	11,386,679	EUR	9,637,721	Goldman Sachs Bank USA	9/19/2018	66,067	—
USD	3,732,086	EUR	3,175,000	HSBC Bank USA	9/19/2018	2,683	—
USD	4,290,701	EUR	3,642,279	JPMorgan Chase Bank N.A.	9/19/2018	12,426	—
USD	3,826,461	EUR	3,215,000	Standard Chartered Bank	9/19/2018	50,074	—
USD	4,017,265	EUR	3,385,000	State Street Bank and Trust Company	9/19/2018	41,193	—
USD	3,736,578	EUR	3,175,000	UBS AG	9/19/2018	7,175	—
USD	4,040,386	GBP	3,010,000	HSBC Bank USA	9/19/2018	54,244	—
USD	1,591,976	JPY	173,435,071	Standard Chartered Bank	9/19/2018	17,025	—
USD	18,209,611	MXN	379,673,373	Citibank N.A.	9/19/2018	—	(677,010)
USD	3,772,610	MXN	77,394,693	State Street Bank and Trust Company	9/19/2018	—	(77,342)
USD	755,000	MXN	15,132,401	UBS AG	9/19/2018	2,248	—
USD	14,711,652	NZD	21,000,000	Australia and New Zealand Banking Group	9/19/2018	487,291	—
USD	362,849	SGD	483,732	HSBC Bank USA	9/19/2018	7,228	—
						$3,371,488	($4,228,641)

WRITTEN OPTIONS

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Puts
Euro Dollar versus Swedish Krona	U.S. Bank	EUR	10.28	Jul 2018	26,080,000	$19,135	$(30)
U.S. Dollar versus Canadian Dollar	Federal Reserve Bank of Boston	USD	1.32	Jul 2018	13,055,000	28,577	(82,403)
U.S. Dollar versus Canadian Dollar	U.S. Bank	USD	1.20	Mar 2019	13,405,000	161,101	(32,655)
						$208,813	$(115,088)

* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Total Bond Market Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 67.5%
U.S. Treasury Bonds - 9.5%
2.750%, 08/15/2047	$3,000,000	$2,859,727	0.5%
3.000%, 02/15/2047
to 02/15/2048	22,185,000	22,242,516	3.9%
4.250%, 05/15/2039
to 11/15/2040	4,610,000	5,559,893	1.0%
4.375%, 05/15/2041	1,830,000	2,257,548	0.4%
4.625%, 02/15/2040	5,000,000	6,338,281	1.1%

Total Bond Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Treasury
Bonds (continued)
4.750%, 02/15/2041	$2,000,000	$2,589,219	0.5%
7.875%, 02/15/2021	3,400,000	3,851,961	0.7%
8.750%, 08/15/2020	5,750,000	6,479,307	1.1%
OTHER SECURITIES		1,628,977	0.3%
		53,807,429

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Treasury
Notes - 28.3%
1.250%, 04/30/2019
to 01/31/2020	$2,000,000	$1,971,953	0.4%
1.375%, 09/30/2018
to 10/31/2020	31,400,000	30,565,839	5.5%
1.500%, 01/31/2019
to 02/28/2019	7,700,000	7,665,149	1.3%
1.500%, 03/31/2019 (A)	4,500,000	4,473,984	0.8%
1.625%, 06/30/2019
to 07/31/2020	30,300,000	29,865,899	5.4%
1.750%, 09/30/2019	7,000,000	6,941,211	1.2%
2.000%, 11/15/2021
to 02/15/2022	29,400,000	28,768,305	5.1%
2.250%, 02/15/2021
to 11/15/2027	23,595,000	22,584,374	4.0%
2.625%, 02/28/2023	3,000,000	2,987,109	0.5%
2.750%, 02/15/2019
to 04/30/2023	10,500,000	10,523,926	1.8%
3.125%, 05/15/2021	13,100,000	13,279,613	2.3%
		159,627,362
Federal Home Loan
Bank - 0.1%		247,789	0.1%
Federal Home Loan
Mortgage Corp. - 7.5%
2.500%, 04/01/2031	2,195,341	2,135,377	0.4%
2.500%, TBA (B)	3,000,000	2,912,551	0.5%
3.000%, 07/01/2032
to 08/01/2046	6,862,478	6,703,960	1.2%
3.000%, TBA (B)	5,000,000	4,838,148	0.9%
3.500%, 12/01/2025
to 03/01/2045	4,618,536	4,633,717	0.8%
3.500%, TBA (B)	4,300,000	4,276,175	0.8%
4.000%, 02/01/2024
to 09/01/2047	5,506,767	5,628,649	1.1%
4.500%, 05/01/2024
to 11/01/2041	2,337,423	2,451,519	0.6%
5.000%, TBA (B)	2,300,000	2,429,496	0.4%
OTHER SECURITIES		6,395,281	0.8%
		42,404,873
Federal National Mortgage
Association - 13.7%
2.500%, TBA (B)	4,000,000	3,888,088	0.7%
3.000%, 01/01/2027
to 07/01/2046	15,168,127	14,879,054	2.6%
3.000%, TBA (B)	11,400,000	11,039,883	2.0%
3.500%, 12/01/2025
to 07/01/2046	20,127,079	20,178,305	3.6%
3.500%, TBA (B)	3,000,000	2,985,136	0.5%
4.000%, 08/01/2020
to 04/01/2047	11,002,823	11,284,698	2.2%
4.500%, 12/01/2020
to 06/01/2041	3,400,539	3,567,894	0.6%
5.000%, 12/01/2018
to 07/01/2039	1,649,139	1,759,739	0.3%
7.250%, 05/15/2030	1,450,000	2,024,655	0.4%
OTHER SECURITIES		5,796,576	0.8%
		77,404,028

Total Bond Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Financing Corp. - 0.1%		$724,259	0.1%
Government National
Mortgage
Association - 8.2%
3.000%, 08/15/2043
to 06/20/2047	$7,782,081	7,634,036	1.3%
3.000%, TBA (B)	5,000,000	4,894,553	0.9%
3.500%, 04/15/2042
to 02/20/2047	16,383,331	16,503,959	3.0%
3.500%, TBA (B)	2,800,000	2,807,155	0.5%
4.000%, 11/15/2026
to 01/20/2048	9,524,668	9,799,991	1.9%
4.500%, 05/15/2019
to 10/20/2040	1,589,547	1,673,315	0.3%
OTHER SECURITIES		2,836,030	0.3%
		46,149,039
Tennessee Valley
Authority - 0.1%		720,692	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $387,657,186)		$381,085,471

FOREIGN GOVERNMENT
OBLIGATIONS - 1.8%
Brazil - 0.3%		1,523,340	0.3%
Canada - 0.3%		1,566,093	0.3%
Chile - 0.1%		519,045	0.1%
Colombia - 0.1%		561,275	0.1%
Israel - 0.2%		1,049,558	0.2%
Italy - 0.0%		331,920	0.0%
Mexico - 0.2%		1,025,325	0.2%
Panama - 0.1%		453,250	0.1%
Peru - 0.1%		435,655	0.1%
Philippines - 0.2%		1,010,953	0.2%
Poland - 0.0%		113,906	0.0%
South Africa - 0.1%		758,743	0.1%
Turkey - 0.1%		739,268	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $10,343,325)		$10,088,331

CORPORATE BONDS - 26.0%
Consumer discretionary - 2.5%		14,251,307	2.5%
Consumer staples - 1.4%		7,688,437	1.4%
Energy - 2.6%		14,948,251	2.6%
Financials - 8.4%
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,877,011	0.3%
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,737,740	0.3%
Wells Fargo & Company
5.375%, 02/07/2035	1,500,000	1,658,167	0.3%
OTHER SECURITIES		42,063,829	7.5%
		47,336,747

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE
BONDS (continued)
Health care - 2.4%		$13,405,286	2.4%
Industrials - 1.7%		9,840,358	1.7%
Information technology - 2.5%		14,399,201	2.5%
Materials - 0.9%		4,997,653	0.9%
Real estate - 0.6%		3,138,765	0.6%
Telecommunication
services - 1.2%		6,901,340	1.2%
Utilities - 1.8%		9,966,376	1.8%
TOTAL CORPORATE BONDS (Cost
$142,327,811)		$146,873,721

MUNICIPAL
BONDS - 0.8%		4,504,435	0.8%
TOTAL MUNICIPAL BONDS
(Cost $3,855,264)		$4,504,435

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.8%
Commercial and
residential - 2.1%
BANK
3.254%, 07/15/2060	$2,000,000	1,929,745	0.4%
GS Mortgage Securities Trust
3.178%, 11/10/2049	3,000,000	2,891,004	0.5%
GS Mortgage Securities Trust
3.409%, 03/10/2050	3,000,000	2,934,781	0.5%
OTHER SECURITIES		3,887,517	0.7%
		11,643,047
Federal Home Loan Mortgage
Corp. - 0.7%		4,195,227	0.7%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,707,952)		$15,838,274

ASSET BACKED
SECURITIES - 0.0%		14,410	0.0%
TOTAL ASSET BACKED
SECURITIES (Cost $14,433)		$14,410

SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral
Trust, 2.0600% (C)(D)	288,635	2,887,391	0.5%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,887,564)		$2,887,391

SHORT-TERM INVESTMENTS - 7.3%
Money market funds - 7.3%
State Street Institutional
U.S. Government Money
Market Fund, Premier
Class, 1.8098% (C)	41,389,110	41,389,110	7.3%
TOTAL SHORT-TERM INVESTMENTS (Cost
$41,389,110)		$41,389,110
Total Investments (Total Bond Market Trust)
(Cost $605,182,645) - 106.7%		$602,681,143	106.7%
Other assets and liabilities, net - (6.7)%		(37,993,718)	(6.7%)
TOTAL NET ASSETS - 100.0%		$564,687,425	100.0%

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	A portion of this security is on loan as of 6-30-18.

Total Bond Market Trust (continued)

(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Ultra Short Term Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 17.9%
U.S. Treasury
Notes - 14.8%
0.750%, 07/31/2018	$17,000,000	$16,985,508	8.1%
1.000%, 09/15/2018	4,000,000	3,992,320	1.9%
1.500%, 08/31/2018	10,000,000	9,993,200	4.8%
		30,971,028
Federal Home Loan
Mortgage Corp. - 0.8%		1,602,773	0.8%
Federal National Mortgage
Association - 2.0%		4,211,864	2.0%
Government National
Mortgage
Association - 0.3%		507,181	0.3%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $37,388,189)		$37,292,846

CORPORATE BONDS - 58.5%
Consumer discretionary - 6.3%
Ford Motor Credit
Company LLC
2.021%, 05/03/2019	3,000,000	2,975,160	1.4%
General Motors Financial
Company, Inc.
3.500%, 07/10/2019	2,000,000	2,010,067	1.0%
NBCUniversal Media LLC
5.150%, 04/30/2020	3,000,000	3,099,960	1.5%
Time Warner Cable LLC
6.750%, 07/01/2018	2,000,000	2,000,000	1.0%
Toyota Motor Credit Corp.
1.700%, 02/19/2019	3,000,000	2,983,671	1.4%
		13,068,858
Consumer staples - 2.6%
Altria Group, Inc.
2.625%, 01/14/2020	3,000,000	2,983,591	1.4%
Kraft Heinz Foods Company
2.000%, 07/02/2018	2,500,000	2,500,000	1.2%
		5,483,591
Energy - 3.6%
ONEOK Partners LP
3.200%, 09/15/2018	3,000,000	3,001,781	1.5%
Shell International Finance
BV
2.000%, 11/15/2018	3,000,000	2,993,766	1.4%
OTHER SECURITIES		1,518,750	0.7%
		7,514,297
Financials - 29.1%
Ameriprise Financial, Inc.
5.300%, 03/15/2020	3,000,000	3,102,556	1.5%
BNP Paribas SA
2.450%, 03/17/2019	2,000,000	1,994,044	1.0%
Citizens Bank NA
2.250%, 03/02/2020	3,000,000	2,948,660	1.4%
Credit Agricole SA
2.625%, 10/03/2018 (A)	2,000,000	2,000,287	1.0%

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE
BONDS (continued)
Financials (continued)
HSBC USA, Inc.
2.250%, 06/23/2019	$2,500,000	$2,482,617	1.2%
ING Bank NV
2.300%, 03/22/2019 (A)	2,000,000	1,992,317	1.0%
Lincoln National Corp.
6.250%, 02/15/2020	2,010,000	2,106,829	1.0%
Macquarie Group, Ltd.
3.000%, 12/03/2018 (A)	2,500,000	2,502,431	1.2%
Mitsubishi UFJ Financial
Group, Inc. (3 month
LIBOR + 1.880%)
4.180%, 03/01/2021 (B)	2,246,000	2,325,141	1.1%
Morgan Stanley
5.625%, 09/23/2019	2,057,000	2,119,592	1.0%
National Australia Bank, Ltd.
2.000%, 01/14/2019	2,000,000	1,992,485	1.0%
PNC Bank NA
2.200%, 01/28/2019	2,500,000	2,493,555	1.2%
Santander UK PLC
2.500%, 03/14/2019	2,000,000	1,995,990	1.0%
Societe Generale SA
2.625%, 10/01/2018	2,000,000	2,000,591	1.0%
Sumitomo Mitsui Banking
Corp.
2.450%, 01/10/2019	2,000,000	1,996,933	1.0%
The Goldman Sachs
Group, Inc.
2.625%, 01/31/2019	3,000,000	2,997,605	1.4%
UBS AG
2.375%, 08/14/2019	3,000,000	2,981,302	1.4%
Wells Fargo & Company
2.500%, 03/04/2021	3,000,000	2,934,314	1.4%
OTHER SECURITIES		17,757,413	8.3%
		60,724,662
Health care - 5.5%
Amgen, Inc.
1.900%, 05/10/2019	3,000,000	2,980,482	1.4%
CVS Health Corp. (3 month
LIBOR + 0.720%)
3.047%, 03/09/2021 (B)	3,000,000	3,015,123	1.5%
McKesson Corp.
2.284%, 03/15/2019	2,769,000	2,758,560	1.3%
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019	2,870,000	2,801,798	1.3%
		11,555,963
Industrials - 3.6%
Air Lease Corp.
2.625%, 09/04/2018	3,000,000	2,998,779	1.4%
Caterpillar Financial Services
Corp.
2.100%, 01/10/2020	2,000,000	1,978,960	1.0%
Penske Truck Leasing
Company LP
2.500%, 06/15/2019 (A)	2,615,000	2,600,554	1.2%
		7,578,293
Information technology - 4.0%
Apple, Inc.
1.700%, 02/22/2019	3,000,000	2,986,374	1.4%
Dell International LLC
3.480%, 06/01/2019 (A)	2,000,000	2,005,049	1.0%
IBM Corp.
1.800%, 05/17/2019	3,000,000	2,980,086	1.4%

Ultra Short Term Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE
BONDS (continued)
Information
technology (continued)
OTHER SECURITIES		$340,175	0.2%
		8,311,684
Materials - 1.2%
The Sherwin-Williams
Company
7.250%, 06/15/2019	$2,500,000	2,600,910	1.2%
Real estate - 0.7%		1,519,090	0.7%
Utilities - 1.9%
Dominion Energy, Inc.
1.875%, 12/15/2018 (A)	2,000,000	1,992,268	1.0%
OTHER SECURITIES		1,979,137	0.9%
		3,971,405
TOTAL CORPORATE BONDS (Cost
$122,947,288)		$122,328,753

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.6%
Federal National Mortgage
Association - 0.6%		1,205,509	0.6%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,209,140)		$1,205,509

ASSET BACKED
SECURITIES - 19.4%
Ally Auto Receivables Trust
1.750%, 05/15/2020	2,000,000	1,993,934	1.0%
BA Credit Card Trust
1.950%, 08/15/2022	3,000,000	2,954,243	1.4%
Cabela’s Credit Card Master
Note Trust
2.170%, 08/16/2021 (A)	4,175,000	4,173,338	2.0%
Capital One Multi-Asset
Execution Trust
1.450%, 08/16/2021	2,965,000	2,956,481	1.4%
Chase Issuance Trust
1.580%, 08/16/2021	3,000,000	2,962,302	1.4%
Citibank Credit Card
Issuance Trust
2.150%, 07/15/2021	3,000,000	2,982,453	1.4%
Discover Card Execution
Note Trust
1.670%, 01/18/2022	3,000,000	2,967,423	1.4%
Ford Credit Auto Owner
Trust
2.120%, 07/15/2026 (A)	3,000,000	2,959,669	1.4%
Honda Auto Receivables
Owner Trust
1.560%, 10/18/2021	2,957,078	2,947,154	1.4%
Mercedes-Benz Auto
Receivables Trust
1.460%, 12/15/2022	3,000,000	2,929,227	1.4%
Nissan Auto Receivables
Owner Trust
1.500%, 09/15/2021	2,666,000	2,650,447	1.3%
OTHER SECURITIES		8,154,354	3.9%
TOTAL ASSET BACKED
SECURITIES (Cost $40,803,944)		$40,631,025

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

Shares or			% of
Principal			Net
Amount		Value	Assets
SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Trust, 2.0600% (C)(D)	10,596	$105,997	0.1%
TOTAL SECURITIES LENDING COLLATERAL
(Cost $106,000)		$105,997

SHORT-TERM INVESTMENTS - 0.6%
U.S. Government Agency - 0.6%		1,231,000	0.6%
TOTAL SHORT-TERM INVESTMENTS (Cost
$1,230,946)		$1,231,000
Total Investments (Ultra Short Term Bond Trust)
(Cost $203,685,507) - 97.1%		$202,795,130	97.1%
Other assets and liabilities, net - 2.9%		6,149,499	2.9%
TOTAL NET ASSETS - 100.0%		$208,944,629	100.0%

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $25,813,988 or 12.4% of the fund’s net assets as of 6-30-18.

(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Certain portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 6-30-18:

High Yield Trust
United States	77.0%
Canada	5.1%
Cayman Islands	4.8%
United Kingdom	3.0%
Netherlands	1.7%
France	1.7%
Luxembourg	1.3%
Other countries	5.4%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	84.0%
Cayman Islands	9.2%
United Kingdom	1.1%
Other countries	5.7%
TOTAL	100.0%
New Income Trust
United States	88.2%
Cayman Islands	2.8%
Netherlands	1.1%
United Kingdom	1.0%
Other countries	6.9%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	64.6%
Mexico	5.3%
Indonesia	4.3%
Canada	2.5%
Ireland	2.1%
Philippines	2.1%
Netherlands	2.0%
Brazil	1.9%
Malaysia	1.6%
Luxembourg	1.6%
Other countries	12.0%
TOTAL	100.0%
Ultra Short Term Bond Trust
United States	82.5%
France	3.8%
Netherlands	3.7%
Japan	3.0%
Australia	2.2%
United Kingdom	1.7%
Switzerland	1.4%
Hong Kong	1.0%
Other countries	0.7%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

	Active Bond		Global Bond
Assets	Trust	Core Bond Trust	Trust	High Yield Trust
Unaffiliated investments, at value	$773,508,947	$1,262,423,303	$706,925,984	$220,064,539
Affiliated investments, at value	10,716,490	8,551,850	—	9,336,509
Repurchase agreements, at value	—	—	17,126,000	—
Total investments, at value	784,225,437	1,270,975,153	724,051,984	229,401,048
Swap contracts, at value	—	—	430,839	14,176
Receivable for centrally cleared swaps	—	—	3,169,941	32,947
Unrealized appreciation on forward foreign currency contracts	—	—	4,246,615	14,465
Receivable for futures variation margin	—	—	7,475	—
Cash	82,247	—	—	—
Foreign currency, at value	—	—	1,979,815	103,163
Cash held at broker for futures contracts	—	—	—	42,033
Receivable for collateral on reverse repurchase agreements	—	—	125,852	—
Dividends and interest receivable	5,728,834	6,147,806	3,822,724	3,609,678
Receivable for fund shares sold	3,050,070	1,983,117	857,551	183,655
Receivable for investments sold	529,044	46,698,741	157,945	1,390,119
Receivable for delayed delivery securities sold	—	182,311,259	119,687,713	—
Receivable for securities lending income	6,138	1,925	—	8,610
Other assets	24,804	39,708	90,388	10,139
Total assets	793,646,574	1,508,157,709	858,628,842	234,810,033

Liabilities
Payable for open reverse repurchase agreements	—	—	28,618,183	—
Unrealized depreciation on forward foreign currency contracts	—	—	5,929,870	81,372
Written options, at value	—	—	389,133	—
Swap contracts, at value	—	—	705,534	—
Payable for futures variation margin	—	—	—	2,424
Due to custodian	—	33	612,390	—
Payable for collateral on OTC derivatives	—	—	1,260,000	—
Payable for collateral on sale commitments	—	—	400,000	—
Payable for investments purchased	3,535,506	50,519,295	3,669,604	1,659,749
Payable for delayed delivery securities purchased	71,196,611	284,652,260	252,333,407	—
Payable for fund shares repurchased	43,849	649,275	16,600	268,058
Payable upon return of securities loaned	10,719,218	8,565,585	—	9,340,319
Payable to affiliates
Accounting and legal services fees	40,311	65,560	32,197	12,855
Trustees’ fees	622	776	544	455
Other liabilities and accrued expenses	117,301	137,665	44,179	67,203
Total liabilities	85,653,418	344,590,449	294,011,641	11,432,435
Net assets	$707,993,156	$1,163,567,260	$564,617,201	$223,377,598

Net assets consist of
Paid-in capital	$708,424,118	$1,188,795,889	$541,125,291	$285,751,545
Undistributed net investment income (loss)	16,558,607	19,988,416	19,181,273	10,751,705
Accumulated net realized gain (loss) on investments	(13,501,336)	(26,640,789)	(468,473)	(58,997,664)
Net unrealized appreciation (depreciation) on investments	(3,488,233)	(18,576,256)	4,779,110	(14,127,988)
Net assets	$707,993,156	$1,163,567,260	$564,617,201	$223,377,598
Unaffiliated investments, including repurchase agreements, at cost	$776,995,805	$1,280,999,477	$725,061,268	$234,149,666
Affiliated investments, at cost	$10,716,953	$8,551,932	—	$9,337,014
Foreign currency, at cost	—	—	$2,007,404	$107,757
Premiums received on written options	—	—	$367,206	—
Net unamortized upfront payment on swap contracts	—	—	$(252,436)	$(7,613)
Securities loaned, at value	$10,478,611	$8,363,727	—	$9,114,938
Cash held at broker for centrally cleared swaps	—	—	2,772,016	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$36,687,638	$100,259,065	$34,122,173	$78,749,508
Shares outstanding	3,895,940	7,812,247	2,660,771	14,767,269
Net asset value, offering price and redemption price per share	$9.42	$12.83	$12.82	$5.33

Series II
Net assets	$158,287,503	$88,557,413	$71,726,118	$56,604,266
Shares outstanding	16,792,247	6,914,054	5,667,751	10,397,478
Net asset value, offering price and redemption price per share	$9.43	$12.81	$12.66	$5.44

Series NAV
Net assets	$513,018,015	$974,750,782	$458,768,910	$88,023,824
Shares outstanding	54,434,666	76,272,831	35,907,039	16,750,588
Net asset value, offering price and redemption price per share	$9.42	$12.78	$12.78	$5.25

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

	Investment
	Quality Bond	Money Market	New Income	Select Bond
Assets	Trust	Trust	Trust	Trust
Unaffiliated investments, at value	$336,347,527	$1,837,344,476	$1,355,828,502	$8,909,693,865
Affiliated investments, at value	337,299	—	3,144,717	128,560,599
Repurchase agreements, at value	4,200,000	100,000	2,230,000	—
Total investments, at value	340,884,826	1,837,444,476	1,361,203,219	9,038,254,464
Receivable for centrally cleared swaps	2,828	—	—	—
Unrealized appreciation on forward foreign currency contracts	79,002	—	810,337	—
Cash	30,296	104	17,586	2,249,039
Dividends and interest receivable	1,628,314	2,454,296	8,924,655	61,984,880
Receivable for fund shares sold	2,827,743	—	—	12,181,025
Receivable for investments sold	419,826	—	4,098,660	32,530,653
Receivable for delayed delivery securities sold	1,039,297	—	14,374,430	—
Receivable for securities lending income	202	—	1,083	58,783
Receivable due from advisor	—	14,074	—	—
Other assets	10,861	4,777	44,294	306,596
Total assets	346,923,195	1,839,917,727	1,389,474,264	9,147,565,440

Liabilities
Unrealized depreciation on forward foreign currency contracts	4,375	—	82,172	—
Swap contracts, at value	1,011,288	—	—	—
Payable for centrally cleared swaps	—	—	19,604	—
Payable for futures variation margin	284	—	47,221	—
Foreign currency overdraft, at value	1,805	—	—	—
Payable for investments purchased	1,265,131	—	11,244,960	117,940,544
Payable for delayed delivery securities purchased	77,951,160	—	42,111,322	—
Payable for fund shares repurchased	—	6,074,455	631,984	5,728,021
Payable upon return of securities loaned	338,194	—	3,146,990	128,607,051
Payable to affiliates
Accounting and legal services fees	15,043	106,850	75,483	505,635
Trustees’ fees	475	1,488	805	3,504
Other liabilities and accrued expenses	72,201	175,303	176,500	914,799
Total liabilities	80,659,956	6,358,096	57,537,041	253,699,554
Net assets	$266,263,239	$1,833,559,631	$1,331,937,223	$8,893,865,886

Net assets consist of
Paid-in capital	$267,949,741	$1,833,532,572	$1,338,937,360	$9,149,661,563
Undistributed net investment income (loss)	5,163,353	38,714	27,587,931	175,861,616
Accumulated net realized gain (loss) on investments	(1,672,036)	(11,655)	(17,399,811)	(297,073,780)
Net unrealized appreciation (depreciation) on investments	(5,177,819)	—	(17,188,257)	(134,583,513)
Net assets	$266,263,239	$1,833,559,631	$1,331,937,223	$8,893,865,886
Unaffiliated investments, including repurchase agreements, at cost	$345,389,102	$1,837,444,476	$1,377,057,829	$9,043,606,738
Affiliated investments, at cost	$337,314	—	$3,144,851	$128,568,011
Foreign currency, at cost	$(1,807)	—	—	—
Net unamortized upfront payment on swap contracts	$(135,816)	—	—	—
Securities loaned, at value	$331,397	—	$3,077,037	$126,055,187

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$147,719,471	$1,313,722,922	—	$191,838,244
Shares outstanding	13,471,505	1,313,750,024	—	14,524,200
Net asset value, offering price and redemption price per share	$10.97	$1.00	—	$13.21

Series II
Net assets	$78,096,344	$153,027,896	—	$475,103,477
Shares outstanding	7,123,896	153,013,574	—	35,956,890
Net asset value, offering price and redemption price per share	$10.96	$1.00	—	$13.21

Series NAV
Net assets	$40,447,424	$366,808,813	$1,331,937,223	$8,226,924,165
Shares outstanding	3,700,004	366,808,192	106,905,617	622,988,306
Net asset value, offering price and redemption price per share	$10.93	$1.00	$12.46	$13.21

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

		Strategic
	Short Term	Income		Ultra Short
	Government	Opportunities	Total Bond	Term Bond
Assets	Income Trust	Trust	Market Trust	Trust
Unaffiliated investments, at value	$290,429,389	$552,143,260	$599,793,752	$202,689,133
Affiliated investments, at value	—	—	2,887,391	105,997
Total investments, at value	290,429,389	552,143,260	602,681,143	202,795,130
Unrealized appreciation on forward foreign currency contracts	—	3,371,488	—	—
Cash	51,242	779,614	—	18,922
Foreign currency, at value	—	1,185,620	—	—
Cash held at broker for futures contracts	—	2,408,256	—	—
Cash segregated at custodian for OTC derivative contracts	—	2,040,000	—	—
Dividends and interest receivable	1,602,701	5,157,636	3,989,004	1,196,598
Receivable for fund shares sold	—	744,678	1,312,375	104
Receivable for investments sold	—	5,426,455	—	6,786,797
Receivable for securities lending income	—	—	2,310	641
Receivable due from advisor	—	—	9,688	—
Other assets	11,826	21,263	19,881	10,034
Total assets	292,095,158	573,278,270	608,014,401	210,808,226

Liabilities
Unrealized depreciation on forward foreign currency contracts	—	4,228,641	—	—
Written options, at value	—	115,088	—	—
Payable for futures variation margin	—	77,966	—	—
Payable for investments purchased	—	8,480,333	—	—
Payable for delayed delivery securities purchased	—	925,000	39,885,227	—
Payable for fund shares repurchased	123,999	1,935,259	436,771	1,689,415
Payable upon return of securities loaned	—	—	2,892,480	106,000
Payable to affiliates
Accounting and legal services fees	16,852	32,438	32,461	11,976
Trustees’ fees	487	537	562	499
Other liabilities and accrued expenses	67,470	116,749	79,475	55,707
Total liabilities	208,808	15,912,011	43,326,976	1,863,597
Net assets	$291,886,350	$557,366,259	$564,687,425	$208,944,629

Net assets consist of
Paid-in capital	$316,630,547	$564,133,768	$564,989,980	$227,080,006
Undistributed net investment income (loss)	2,835,029	19,289,334	10,602,228	1,947,934
Accumulated net realized gain (loss) on investments	(21,272,028)	(3,685,432)	(8,403,281)	(19,192,934)
Net unrealized appreciation (depreciation) on investments	(6,307,198)	(22,371,411)	(2,501,502)	(890,377)
Net assets	$291,886,350	$557,366,259	$564,687,425	$208,944,629
Unaffiliated investments, including repurchase agreements, at cost	$296,736,587	$572,747,838	$602,295,081	$203,579,507
Affiliated investments, at cost	—	—	$2,887,564	$106,000
Foreign currency, at cost	—	$1,184,836	—	—
Premiums received on written options	—	$208,813	—	—
Securities loaned, at value	—	—	$2,828,441	$103,435

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$35,225,213	$430,318,964	$247,927,095	$10,248,669
Shares outstanding	2,944,966	32,291,399	24,941,144	894,243
Net asset value, offering price and redemption price per share	$11.96	$13.33	$9.94	$11.46

Series II
Net assets	$24,270,501	$40,762,849	$57,404,413	$168,478,651
Shares outstanding	2,029,678	3,054,084	5,772,288	14,716,777
Net asset value, offering price and redemption price per share	$11.96	$13.35	$9.94	$11.45

Series NAV
Net assets	$232,390,636	$86,284,446	$259,355,917	$30,217,309
Shares outstanding	19,425,830	6,492,051	26,095,129	2,634,949
Net asset value, offering price and redemption price per share	$11.96	$13.29	$9.94	$11.47

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

	Active Bond		Global Bond
Investment income	Trust	Core Bond Trust	Trust	High Yield Trust
Interest	$13,719,819	$16,540,979	$8,151,696	$7,425,687
Dividends	54,010	—	14,019	150,345
Securities lending	52,516	56,540	—	51,216
Less foreign taxes withheld	(5,471)	—	—	—
Total investment income	13,820,874	16,597,519	8,165,715	7,627,248

Expenses
Investment management fees	2,135,655	3,453,655	2,002,750	773,844
Distribution and service fees	208,158	140,795	103,015	93,545
Accounting and legal services fees	55,259	90,651	44,229	17,655
Trustees’ fees	6,286	10,304	5,072	2,215
Custodian fees	62,188	75,264	85,887	17,608
Printing and postage	12,626	19,842	13,018	8,851
Professional fees	35,521	40,519	52,747	38,443
Other	17,869	20,845	14,376	8,834
Total expenses	2,533,562	3,851,875	2,321,094	960,995
Less expense reductions	(30,349)	(50,534)	(24,396)	(9,601)
Net expenses	2,503,213	3,801,341	2,296,698	951,394
Net investment income	11,317,661	12,796,178	5,869,017	6,675,854

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,995,433)	(19,183,447)	(8,057,863)	(307,922)
Affiliated investments	139	(4,312)	—	(335)
Futures contracts	6,150	—	(3,369,939)	(236,824)
Forward foreign currency contracts	—	—	884,034	(13,118)
Written options	—	—	560,686	—
Swap contracts	—	—	12,464,574	(58,910)
	(2,989,144)	(19,187,759)	2,481,492	(617,109)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(20,401,042)	(17,052,888)	(7,322,925)	(5,481,948)
Affiliated investments	19	(3)	—	(79)
Futures contracts	—	—	170,311	46,551
Forward foreign currency contracts	—	—	(2,348,196)	(64,726)
Written options	—	—	(195,851)	—
Swap contracts	—	—	(2,896,035)	14,703
	(20,401,023)	(17,052,891)	(12,592,696)	(5,485,499)
Net realized and unrealized gain (loss)	(23,390,167)	(36,240,650)	(10,111,204)	(6,102,608)

Increase (decrease) in net assets from operations	$(12,072,506)	$(23,444,472)	$(4,242,187)	$573,246

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

	Investment
	Quality Bond	Money Market	New Income	Select Bond
Investment income	Trust	Trust	Trust	Trust
Interest	$4,341,932	$14,960,677	$22,052,116	$140,216,210
Securities lending	1,923	—	9,080	496,802
Less foreign taxes withheld	(615)	—	(1,935)	—
Total investment income	4,343,240	14,960,677	22,059,261	140,713,012

Expenses
Investment management fees	786,835	3,522,164	3,711,054	25,293,414
Distribution and service fees	135,115	532,988	—	636,461
Accounting and legal services fees	20,611	145,543	103,888	693,470
Trustees’ fees	2,534	16,255	11,604	75,443
Custodian fees	20,539	131,988	101,451	598,762
Printing and postage	8,773	35,177	12,233	95,681
Professional fees	41,850	37,210	49,440	102,705
Other	5,903	16,446	17,009	92,324
Total expenses	1,022,160	4,437,771	4,006,679	27,588,260
Less expense reductions	(11,181)	(1,296,497)	(118,945)	(1,279,732)
Net expenses	1,010,979	3,141,274	3,887,734	26,308,528
Net investment income	3,332,261	11,819,403	18,171,527	114,404,484

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,783,214)	(3,312)	(7,046,627)	(51,964,366)
Affiliated investments	(247)	—	(464)	(10,010)
Futures contracts	(1,055,922)	—	(632,371)	—
Forward foreign currency contracts	(43,284)	—	284,846	—
Written options	(34,359)	—	144,846	—
Swap contracts	(121,273)	—	70,625	—
	(3,038,299)	(3,312)	(7,179,145)	(51,974,376)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(5,778,963)	—	(37,453,269)	(209,002,287)
Affiliated investments	(7)	—	(118)	(7,269)
Futures contracts	206,422	—	1,204,365	—
Forward foreign currency contracts	105,480	—	519,049	—
Written options	—	—	(56,224)	—
Swap contracts	689,655	—	(35,211)	—
	(4,777,413)	—	(35,821,408)	(209,009,556)
Net realized and unrealized gain (loss)	(7,815,712)	(3,312)	(43,000,553)	(260,983,932)

Increase (decrease) in net assets from operations	$(4,483,451)	$11,816,091	$(24,829,026)	$(146,579,448)

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

		Strategic
	Short Term	Income		Ultra Short
	Government	Opportunities	Total Bond	Term Bond
Investment income	Income Trust	Trust	Market Trust	Trust
Interest	$2,725,404	$11,393,491	$7,940,668	$2,034,245
Dividends	—	1,114,972	—	—
Securities lending	—	—	34,275	3,048
Less foreign taxes withheld	—	(128,221)	(602)	—
Total investment income	2,725,404	12,380,242	7,974,341	2,037,293

Expenses
Investment management fees	823,665	1,838,379	1,318,338	613,342
Distribution and service fees	40,923	167,344	134,244	232,307
Accounting and legal services fees	23,004	45,029	44,062	16,824
Trustees’ fees	2,786	5,266	4,965	2,261
Custodian fees	22,574	64,958	36,663	17,167
Printing and postage	8,197	9,107	11,298	8,086
Professional fees	36,955	44,490	29,985	29,627
Other	5,936	12,692	15,484	5,783
Total expenses	964,040	2,187,265	1,595,039	925,397
Less expense reductions	(12,602)	(25,173)	(753,156)	(9,510)
Net expenses	951,438	2,162,092	841,883	915,887
Net investment income	1,773,966	10,218,150	7,132,458	1,121,406

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(23,862)	7,947,982	(1,004,872)	(12,588)
Affiliated investments	—	—	281	(360)
Futures contracts	—	2,851,307	—	—
Forward foreign currency contracts	—	(3,913,583)	—	—
	(23,862)	6,885,706	(1,004,591)	(12,948)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(3,124,676)	(33,701,342)	(15,919,311)	(313,775)
Affiliated investments	—	—	(15)	(3)
Futures contracts	—	(1,561,436)	—	—
Forward foreign currency contracts	—	1,110,451	—	—
Written options	—	93,725	—	—
	(3,124,676)	(34,058,602)	(15,919,326)	(313,778)
Net realized and unrealized gain (loss)	(3,148,538)	(27,172,896)	(16,923,917)	(326,726)

Increase (decrease) in net assets from operations	$(1,374,572)	$(16,954,746)	$(9,791,459)	$794,680

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		Global Bond Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$11,317,661	$22,317,811	$12,796,178	$23,005,074	$5,869,017	$11,005,325
Net realized gain (loss)	(2,989,144)	5,678,542	(19,187,759)	4,919,232	2,481,492	14,411,584
Change in net unrealized appreciation (depreciation)	(20,401,023)	7,294,292	(17,052,891)	14,163,385	(12,592,696)	23,474,092
Increase (decrease) in net assets resulting from operations	(12,072,506)	35,290,645	(23,444,472)	42,087,691	(4,242,187)	48,891,001
Distributions to shareholders
From net investment income
Series I	—	(1,387,594)	—	(2,311,136)	—	(857,452)
Series II	—	(5,348,518)	—	(1,959,563)	—	(1,532,139)
Series NAV	—	(18,608,778)	—	(22,431,508)	—	(10,920,850)
From net realized gain
Series I	—	—	—	(1,420,047)	—	—
Series II	—	—	—	(1,317,913)	—	—
Series NAV	—	—	—	(13,189,466)	—	—
Total distributions	—	(25,344,890)	—	(42,629,633)	—	(13,310,441)
From portfolio share transactions
Portfolio share transactions	(20,200,391)	(13,936,922)	(58,578,668)	24,517,421	(20,172,195)	(14,253,802)
Total from portfolio share transactions	(20,200,391)	(13,936,922)	(58,578,668)	24,517,421	(20,172,195)	(14,253,802)
Total increase (decrease)	(32,272,897)	(3,991,167)	(82,023,140)	23,975,479	(24,414,382)	21,326,758

Net assets
Beginning of period	740,266,053	744,257,220	1,245,590,400	1,221,614,921	589,031,583	567,704,825
End of period	$707,993,156	$740,266,053	$1,163,567,260	$1,245,590,400	$564,617,201	$589,031,583

Undistributed net investment income (loss)	$16,558,607	$5,240,946	$19,988,416	$7,192,238	$19,181,273	$13,312,256

	Investment Quality Bond
	High Yield Trust		Trust		Money Market Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$6,675,854	$13,898,214	$3,332,261	$6,056,216	$11,819,403	$12,107,235
Net realized gain (loss)	(617,109)	15,412	(3,038,299)	3,056,954	(3,312)	(8,343)
Change in net unrealized appreciation (depreciation)	(5,485,499)	3,851,165	(4,777,413)	3,176,462	—	—
Increase (decrease) in net assets resulting from operations	573,246	17,764,791	(4,483,451)	12,289,632	11,816,091	12,098,892
Distributions to shareholders
From net investment income
Series I	—	(4,493,362)	—	(4,065,882)	(8,469,932)	(8,880,444)
Series II	—	(3,173,281)	—	(2,050,901)	(862,231)	(721,373)
Series NAV	—	(5,520,410)	—	(854,212)	(2,487,236)	(2,505,425)
From net realized gain
Series I	—	—	—	(666,243)	—	(16,901)
Series II	—	—	—	(379,630)	—	(2,085)
Series NAV	—	—	—	(130,333)	—	(4,250)
Total distributions	—	(13,187,053)	—	(8,147,201)	(11,819,399)	(12,130,478)
From portfolio share transactions
Portfolio share transactions	(8,461,388)	(22,502,676)	(3,770,031)	(26,082,432)	(108,832,651)	(380,261,225)
Total from portfolio share transactions	(8,461,388)	(22,502,676)	(3,770,031)	(26,082,432)	(108,832,651)	(380,261,225)
Total increase (decrease)	(7,888,142)	(17,924,938)	(8,253,482)	(21,940,001)	(108,835,959)	(380,292,811)

Net assets
Beginning of period	231,265,740	249,190,678	274,516,721	296,456,722	1,942,395,590	2,322,688,401
End of period	$223,377,598	$231,265,740	$266,263,239	$274,516,721	$1,833,559,631	$1,942,395,590

Undistributed net investment income (loss)	$10,751,705	$4,075,851	$5,163,353	$1,831,092	$38,714	$38,710

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Statements of changes in net assets

					Short Term Government
	New Income Trust		Select Bond Trust		Income Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$18,171,527	$34,494,987	114,404,484	214,131,927	$1,773,966	$2,817,290
Net realized gain (loss)	(7,179,145)	1,116,761	(51,974,376)	44,119,904	(23,862)	(404,972)
Change in net unrealized appreciation (depreciation)	(35,821,408)	19,236,300	(209,009,556)	76,396,716	(3,124,676)	(620,205)
Increase (decrease) in net assets resulting from operations	(24,829,026)	54,848,048	(146,579,448)	334,648,547	(1,374,572)	1,792,113
Distributions to shareholders
From net investment income
Series I	—	—	—	(5,492,118)	—	(551,243)
Series II	—	—	—	(12,511,326)	—	(347,618)
Series NAV	—	(38,813,218)	—	(240,873,500)	—	(3,400,238)
Total distributions	—	(38,813,218)	—	(258,876,944)	—	(4,299,099)
From portfolio share transactions
Portfolio share transactions	(46,253,617)	32,239,946	(276,172,527)	98,504,400	(9,715,264)	(18,961,754)
Total from portfolio share transactions	(46,253,617)	32,239,946	(276,172,527)	98,504,400	(9,715,264)	(18,961,754)
Total increase (decrease)	(71,082,643)	48,274,776	(422,751,975)	174,276,003	(11,089,836)	(21,468,740)

Net assets
Beginning of period	1,403,019,866	1,354,745,090	9,316,617,861	9,142,341,858	302,976,186	324,444,926
End of period	$1,331,937,223	$1,403,019,866	$8,893,865,886	$9,316,617,861	$291,886,350	$302,976,186

Undistributed net investment income (loss)	$27,587,931	$9,416,404	$175,861,616	$61,457,132	$2,835,029	$1,061,063

	Strategic Income				Ultra Short Term Bond
	Opportunities Trust		Total Bond Market Trust		Trust
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$10,218,150	$20,513,680	$7,132,458	$13,786,535	$1,121,406	$1,661,229
Net realized gain (loss)	6,885,706	(3,182,724)	(1,004,591)	1,217,563	(12,948)	(30,626)
Change in net unrealized appreciation (depreciation)	(34,058,602)	15,759,692	(15,919,326)	3,336,465	(313,778)	(446,425)
Increase (decrease) in net assets resulting
from operations	(16,954,746)	33,090,648	(9,791,459)	18,340,563	794,680	1,184,178
Distributions to shareholders
From net investment income
Series I	—	(15,162,535)	—	(7,033,373)	—	(182,354)
Series II	—	(1,319,118)	—	(1,612,989)	—	(3,010,660)
Series NAV	—	(3,012,376)	—	(7,595,586)	—	(354,108)
Total distributions	—	(19,494,029)	—	(16,241,948)	—	(3,547,122)
From portfolio share transactions
Portfolio share transactions	(43,457,095)	18,813,203	3,008,249	(10,829,621)	(36,446,480)	(49,699,437)
Total from portfolio share transactions	(43,457,095)	18,813,203	3,008,249	(10,829,621)	(36,446,480)	(49,699,437)
Total increase (decrease)	(60,411,841)	32,409,822	(6,783,210)	(8,731,006)	(35,651,800)	(52,062,381)

Net assets
Beginning of period	617,778,100	585,368,278	571,470,635	580,201,641	244,596,429	296,658,810
End of period	$557,366,259	$617,778,100	$564,687,425	$571,470,635	$208,944,629	$244,596,429

Undistributed net investment income (loss)	$19,289,334	$9,071,184	$10,602,228	$3,469,770	$1,947,934	$826,528

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-
			ized and	Total
	Net asset		unreal-	from						Expenses	Expenses	Net	Net
	value,	Net	ized	invest-				Net asset		before	including	invest-	assets,
	beginning	investment	gain (loss)	ment	From net	From net	Total	value,	Total	reduc-	reduc-	ment	end of	Portfolio
	of period	income	on invest-	opera-	investment	realized	distribu-	end of	return	tions	tions	income	period	turnover
Period ended	($)	(loss) ($)[1]	ments ($)	tions ($)	income ($)	gain ($)	tions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)
Active Bond Trust
Series I
6-30-2018[3]	9.57	0.15	(0.30)	(0.15)	—	—	—	9.42	(1.57)[4]	0.70[5]	0.69[5]	3.19[5]	37	26
12-31-2017	9.45	0.29	0.17	0.46	(0.34)	—	(0.34)	9.57	4.84	0.70	0.69	3.01	38	86
12-31-2016	9.40	0.31	0.10	0.41	(0.36)	—	(0.36)	9.45	4.34	0.68[6]	0.68[6]	3.18	41	84
12-31-2015	9.88	0.33	(0.31)	0.02	(0.50)	—	(0.50)	9.40	0.17	0.69	0.69	3.31	44	60
12-31-2014	9.60	0.31	0.34	0.65	(0.37)	—	(0.37)	9.88	6.81	0.69	0.68	3.13	49	62
12-31-2013	10.16	0.36	(0.33)	0.03	(0.59)	—	(0.59)	9.60	0.24	0.69	0.68	3.52	51	82
Series II
6-30-2018[3]	9.59	0.14	(0.30)	(0.16)	—	—	—	9.43	(1.67)[4]	0.90[5]	0.89[5]	2.99[5]	158	26
12-31-2017	9.47	0.28	0.16	0.44	(0.32)	—	(0.32)	9.59	4.63	0.90	0.89	2.81	167	86
12-31-2016	9.41	0.29	0.11	0.40	(0.34)	—	(0.34)	9.47	4.23	0.88[6]	0.88[6]	2.98	167	84
12-31-2015	9.90	0.31	(0.32)	(0.01)	(0.48)	—	(0.48)	9.41	(0.14)	0.89	0.89	3.13	184	60
12-31-2014	9.62	0.29	0.34	0.63	(0.35)	—	(0.35)	9.90	6.59	0.89	0.88	2.94	215	62
12-31-2013	10.18	0.34	(0.33)	0.01	(0.57)	—	(0.57)	9.62	0.05	0.89	0.88	3.31	253	82
Series NAV
6-30-2018[3]	9.58	0.15	(0.31)	(0.16)	—	—	—	9.42	(1.67)[4]	0.65[5]	0.64[5]	3.24[5]	513	26
12-31-2017	9.46	0.30	0.16	0.46	(0.34)	—	(0.34)	9.58	4.89	0.65	0.64	3.06	535	86
12-31-2016	9.40	0.31	0.11	0.42	(0.36)	—	(0.36)	9.46	4.50	0.63[6]	0.63[6]	3.23	536	84
12-31-2015	9.89	0.33	(0.32)	0.01	(0.50)	—	(0.50)	9.40	0.12	0.64	0.64	3.35	546	60
12-31-2014	9.60	0.32	0.35	0.67	(0.38)	—	(0.38)	9.89	6.97	0.64	0.63	3.17	573	62
12-31-2013	10.17	0.36	(0.34)	0.02	(0.59)	—	(0.59)	9.60	0.19	0.64	0.63	3.54	552	82
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Core Bond Trust
Series I
6-30-2018[3]	13.08	0.14	(0.39)	(0.25)	—	—	—	12.83	(1.91)[4]	0.68[5]	0.67[5]	2.13[5]	100	148
12-31-2017	13.09	0.24	0.20	0.44	(0.28)	(0.17)	(0.45)	13.08	3.40	0.67	0.67	1.83	108	332
12-31-2016	13.01	0.22	0.14	0.36	(0.27)	(0.01)	(0.28)	13.09	2.74	0.67	0.66	1.63	121	486
12-31-2015	13.22	0.21	(0.17)	0.04	(0.22)	(0.03)	(0.25)	13.01	0.31	0.68	0.67	1.57	141	425[6]
12-31-2014	12.85	0.21	0.55	0.76	(0.39)	—	(0.39)	13.22	5.93	0.67	0.67	1.59	1	356
12-31-2013	13.96	0.21	(0.50)	(0.29)	(0.29)	(0.53)	(0.82)	12.85	(2.16)	0.67	0.66	1.54	1	326
Series II
6-30-2018[3]	13.07	0.12	(0.38)	(0.26)	—	—	—	12.81	(1.99)[4]	0.88[5]	0.87[5]	1.93[5]	89	148
12-31-2017	13.08	0.22	0.20	0.42	(0.26)	(0.17)	(0.43)	13.07	3.21	0.87	0.87	1.63	101	332
12-31-2016	13.00	0.19	0.14	0.33	(0.24)	(0.01)	(0.25)	13.08	2.54	0.87	0.86	1.43	114	486
12-31-2015	13.21	0.18	(0.16)	0.02	(0.20)	(0.03)	(0.23)	13.00	0.11	0.88	0.87	1.36	128	425[6]
12-31-2014	12.84	0.18	0.55	0.73	(0.36)	—	(0.36)	13.21	5.73	0.87	0.87	1.40	8	356
12-31-2013	13.95	0.18	(0.50)	(0.32)	(0.26)	(0.53)	(0.79)	12.84	(2.35)	0.87	0.86	1.34	9	326
Series NAV
6-30-2018[3]	13.02	0.14	(0.38)	(0.24)	—	—	—	12.78	(1.84)[4]	0.63[5]	0.62[5]	2.18[5]	975	148
12-31-2017	13.03	0.25	0.20	0.45	(0.29)	(0.17)	(0.46)	13.02	3.47	0.62	0.62	1.88	1,037	332
12-31-2016	12.96	0.22	0.14	0.36	(0.28)	(0.01)	(0.29)	13.03	2.72	0.62	0.61	1.68	987	486
12-31-2015	13.17	0.21	(0.16)	0.05	(0.23)	(0.03)	(0.26)	12.96	0.36	0.63	0.62	1.60	1,049	425[6]
12-31-2014	12.80	0.22	0.55	0.77	(0.40)	—	(0.40)	13.17	6.01	0.62	0.62	1.65	1,018	356
12-31-2013	13.91	0.22	(0.51)	(0.29)	(0.29)	(0.53)	(0.82)	12.80	(2.11)	0.62	0.61	1.60	1,690	326
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
			Net real-
			ized and	Total
	Net asset		unreal-	from						Expenses	Expenses	Net	Net
	value,	Net	ized	invest-				Net asset		before	including	invest-	assets,
	beginning	investment	gain (loss)	ment	From net	From net	Total	value,	Total	reduc-	reduc-	ment	end of	Portfolio
	of period	income	on invest-	opera-	investment	realized	distribu-	end of	return	tions	tions	income	period	turnover
Period ended	($)	(loss) ($)[1]	ments ($)	tions ($)	income ($)	gain ($)	tions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)
Global Bond Trust
Series I
6-30-2018[3]	12.93	0.13	(0.24)	(0.11)	—	—	—	12.82	(0.85)[4]	0.83[5]	0.82[5]	2.03[5]	34	17
12-31-2017	12.16	0.24	0.82	1.06	(0.29)	—	(0.29)	12.93	8.75	0.83	0.82	1.87	37	47
12-31-2016	11.80	0.28	0.08	0.36	—	—	—	12.16	3.05	0.81[6]	0.80[6]	2.18	40	57
12-31-2015	12.54	0.24	(0.66)	(0.42)	(0.32)	—	(0.32)	11.80	(3.50)	0.83	0.82	1.95	42	81
12-31-2014	12.39	0.31	(0.04)	0.27	(0.12)	—	(0.12)	12.54	2.28	0.83	0.83	2.43	52	69
12-31-2013	13.16	0.27	(0.98)	(0.71)	(0.06)	—	(0.06)	12.39	(5.42)	0.85	0.85	2.11	60	123
Series II
6-30-2018[3]	12.77	0.12	(0.23)	(0.11)	—	—	—	12.66	(0.86)[4]	1.03[5]	1.02[5]	1.83[5]	72	17
12-31-2017	12.00	0.21	0.81	1.02	(0.25)	—	(0.25)	12.77	8.48	1.03	1.02	1.67	80	47
12-31-2016	11.66	0.25	0.09	0.34	—	—	—	12.00	2.92	1.01[6]	1.00[6]	1.98	81	57
12-31-2015	12.42	0.21	(0.66)	(0.45)	(0.31)	—	(0.31)	11.66	(3.73)	1.03	1.02	1.75	88	81
12-31-2014	12.27	0.28	(0.03)	0.25	(0.10)	—	(0.10)	12.42	2.13	1.03	1.03	2.23	113	69
12-31-2013	13.04	0.24	(0.98)	(0.74)	(0.03)	—	(0.03)	12.27	(5.67)	1.05	1.05	1.91	137	123
Series NAV
6-30-2018[3]	12.88	0.13	(0.23)	(0.10)	—	—	—	12.78	(0.70)[4]	0.78[5]	0.77[5]	2.09[5]	459	17
12-31-2017	12.12	0.24	0.82	1.06	(0.30)	—	(0.30)	12.88	8.71	0.78	0.77	1.92	472	47
12-31-2016	11.75	0.28	0.09	0.37	—	—	—	12.12	3.15	0.76[6]	0.75[6]	2.22	446	57
12-31-2015	12.49	0.24	(0.66)	(0.42)	(0.32)	—	(0.32)	11.75	(3.50)	0.78	0.77	2.00	495	81
12-31-2014	12.33	0.32	(0.03)	0.29	(0.13)	—	(0.13)	12.49	2.42	0.78	0.78	2.48	557	69
12-31-2013	13.12	0.27	(1.00)	(0.73)	(0.06)	—	(0.06)	12.33	(5.54)	0.80	0.80	2.17	683	123
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
High Yield Trust
Series I
6-30-2018[3]	5.32	0.16	(0.15)	0.01	—	—	—	5.33	0.19[4]	0.82[5]	0.81[5]	5.96[5]	79	32
12-31-2017	5.23	0.30	0.09	0.39	(0.30)	—	(0.30)	5.32	7.50	0.85	0.84	5.62	81	61
12-31-2016	4.81	0.34	0.45	0.79	(0.37)	—	(0.37)	5.23	16.26	0.75[6]	0.74[6]	6.74	88	61
12-31-2015	5.70	0.37	(0.84)	(0.47)	(0.42)	—	(0.42)	4.81	(8.32)	0.80	0.79	6.51	83	74
12-31-2014	6.09	0.39	(0.36)	0.03	(0.42)	—	(0.42)	5.70	0.28	0.78	0.77	6.33	105	72
12-31-2013	6.01	0.40	0.10	0.50	(0.42)	—	(0.42)	6.09	8.35	0.79	0.78	6.44	122	99
Series II
6-30-2018[3]	5.43	0.16	(0.15)	0.01	—	—	—	5.44	0.18[4]	1.02[5]	1.01[5]	5.76[5]	57	32
12-31-2017	5.34	0.30	0.08	0.38	(0.29)	—	(0.29)	5.43	7.13	1.05	1.04	5.42	62	61
12-31-2016	4.91	0.34	0.45	0.79	(0.36)	—	(0.36)	5.34	16.16	0.95[6]	0.94[6]	6.54	65	61
12-31-2015	5.80	0.36	(0.84)	(0.48)	(0.41)	—	(0.41)	4.91	(8.55)	1.00	0.99	6.32	69	74
12-31-2014	6.19	0.39	(0.37)	0.02	(0.41)	—	(0.41)	5.80	0.08	0.98	0.97	6.12	90	72
12-31-2013	6.11	0.40	0.09	0.49	(0.41)	—	(0.41)	6.19	8.01	0.99	0.98	6.24	116	99
Series NAV
6-30-2018[3]	5.24	0.16	(0.15)	0.01	—	—	—	5.25	0.19[4]	0.77[5]	0.76[5]	6.01[5]	88	32
12-31-2017	5.16	0.30	0.08	0.38	(0.30)	—	(0.30)	5.24	7.46	0.80	0.79	5.67	88	61
12-31-2016	4.75	0.34	0.44	0.78	(0.37)	—	(0.37)	5.16	16.56	0.70[6]	0.70[6]	6.77	97	61
12-31-2015	5.63	0.36	(0.81)	(0.45)	(0.43)	—	(0.43)	4.75	(8.38)	0.75	0.74	6.56	81	74
12-31-2014	6.02	0.39	(0.36)	0.03	(0.42)	—	(0.42)	5.63	0.33	0.73	0.72	6.38	90	72
12-31-2013	5.95	0.40	0.09	0.49	(0.42)	—	(0.42)	6.02	8.31	0.74	0.73	6.46	97	99
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
			Net real-
			ized and	Total
	Net asset		unreal-	from						Expenses	Expenses	Net	Net
	value,	Net	ized	invest-				Net asset		before	including	invest-	assets,
	beginning	investment	gain (loss)	ment	From net	From net	Total	value,	Total	reduc-	reduc-	ment	end of	Portfolio
	of period	income	on invest-	opera-	investment	realized	distribu-	end of	return	tions	tions	income	period	turnover
Period ended	($)	(loss) ($)[1]	ments ($)	tions ($)	income ($)	gain ($)	tions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)
Investment Quality Bond Trust
Series I
6-30-2018[3]	11.15	0.14	(0.32)	(0.18)	—	—	—	10.97	(1.61)[4]	0.73[5]	0.72[5]	2.59[5]	148	26
12-31-2017	10.99	0.25	0.25	0.50	(0.29)	(0.05)	(0.34)	11.15	4.60	0.72	0.71	2.24	156	72
12-31-2016	10.84	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	10.99	4.29	0.67[6]	0.66[6]	2.44	161	60
12-31-2015	11.65	0.26	(0.36)	(0.10)	(0.21)	(0.50)	(0.71)	10.84	(0.82)	0.69	0.69	2.28	166	97
12-31-2014	11.41	0.31	0.31	0.62	(0.35)	(0.03)	(0.38)	11.65	5.47	0.69	0.69	2.60	190	109
12-31-2013	12.34	0.32	(0.55)	(0.23)	(0.47)	(0.23)	(0.70)	11.41	(1.93)	0.69	0.68	2.68	205	79
Series II
6-30-2018[3]	11.15	0.13	(0.32)	(0.19)	—	—	—	10.96	(1.70)[4]	0.93[5]	0.92[5]	2.39[5]	78	26
12-31-2017	11.00	0.23	0.24	0.47	(0.27)	(0.05)	(0.32)	11.15	4.30	0.92	0.91	2.04	83	72
12-31-2016	10.85	0.25	0.20	0.45	(0.23)	(0.07)	(0.30)	11.00	4.08	0.87[6]	0.86[6]	2.25	84	60
12-31-2015	11.66	0.24	(0.36)	(0.12)	(0.19)	(0.50)	(0.69)	10.85	(1.02)	0.89	0.89	2.08	91	97
12-31-2014	11.42	0.28	0.32	0.60	(0.33)	(0.03)	(0.36)	11.66	5.26	0.89	0.89	2.40	107	109
12-31-2013	12.35	0.30	(0.56)	(0.26)	(0.44)	(0.23)	(0.67)	11.42	(2.12)	0.89	0.88	2.48	116	79
Series NAV
6-30-2018[3]	11.11	0.14	(0.32)	(0.18)	—	—	—	10.93	(1.62)[4]	0.68[5]	0.67[5]	2.66[5]	40	26
12-31-2017	10.95	0.26	0.25	0.51	(0.30)	(0.05)	(0.35)	11.11	4.68	0.67	0.66	2.28	35	72
12-31-2016	10.81	0.27	0.20	0.47	(0.26)	(0.07)	(0.33)	10.95	4.26	0.63[6]	0.62[6]	2.44	52	60
12-31-2015	11.61	0.27	(0.35)	(0.08)	(0.22)	(0.50)	(0.72)	10.81	(0.68)	0.64	0.64	2.35	24	97
12-31-2014	11.37	0.31	0.32	0.63	(0.36)	(0.03)	(0.39)	11.61	5.54	0.64	0.64	2.63	19	109
12-31-2013	12.30	0.33	(0.56)	(0.23)	(0.47)	(0.23)	(0.70)	11.37	(1.88)	0.64	0.63	2.71	17	79
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
Money Market Trust
Series I
6-30-2018[3]	1.00	0.006	0.004	0.010	(0.006)	—	(0.006)	1.00	0.64[4]	0.47[5]	0.33[5]	1.28[5]	1,314	—
12-31-2017	1.00	0.006	—[6]	0.006	(0.006)	—[6]	(0.006)	1.00	0.59	0.46	0.33	0.58	1,372	—
12-31-2016	1.00	0.001	—[6]	0.001	(0.001)	—	(0.001)	1.00	0.07	0.48	0.35	0.07	1,718	—
12-31-2015	1.00	—	—[6]	—[6]	—	—[6]	—[6]	1.00	0.00[7]	0.56	0.17	—	1,714	—
12-31-2014	1.00	—	—[6]	—[6]	—	—[6]	—[6]	1.00	0.00[7]	0.56	0.16	—	1,794	—
12-31-2013	1.00	—	—[6]	—[6]	—	—[6]	—[6]	1.00	0.01	0.56	0.24	—	2,110	—
Series II
6-30-2018[3]	1.00	0.005	0.005	0.010	(0.005)	—	(0.005)	1.00	0.54[4]	0.67[5]	0.53[5]	1.07[5]	153	—
12-31-2017	1.00	0.004	—[6]	0.004	(0.004)	—[6]	(0.004)	1.00	0.39	0.66	0.53	0.38	173	—
12-31-2016	1.00	—	—[6]	—[6]	—	—	—	1.00	0.00	0.68	0.42	—	211	—
12-31-2015	1.00	—	—[6]	—[6]	—	—[6]	—[6]	1.00	0.00[7]	0.76	0.17	—	253	—
12-31-2014	1.00	—	—[6]	—[6]	—	—[6]	—[6]	1.00	0.00[7]	0.76	0.16	—	315	—
12-31-2013	1.00	—	—[6]	—[6]	—	—[6]	—[6]	1.00	0.01	0.76	0.24	—	436	—
Series NAV
6-30-2018[3]	1.00	0.007	0.003	0.010	(0.007)	—	(0.007)	1.00	0.66[4]	0.42[5]	0.28[5]	1.33[5]	367	—
12-31-2017	1.00	0.006	—[6]	0.006	(0.006)	—[6]	(0.006)	1.00	0.64	0.41	0.28	0.63	398	—
12-31-2016[8]	1.00	0.001	—[6]	0.001	(0.001)	—	(0.001)	1.00	0.11[4]	0.43[5]	0.34[5]	0.16[5]	394	—
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.0005 per share. 7. Less than 0.005%. 8. After the close of business on April 29, 2016, holders of Series NAV shares of Money Market Trust B became owners of an equal number of full and fractional Series NAV shares of Money Market Trust. These shares were first offered on 5-2-16.
New Income Trust
Series NAV
6-30-2018[3]	12.68	0.17	(0.39)	(0.22)	—	—	—	12.46	(1.74)[4]	0.59[5]	0.58[5]	2.69[5]	1,332	31
12-31-2017	12.54	0.32	0.18	0.50	(0.36)	—	(0.36)	12.68	3.99	0.59	0.58	2.48	1,403	60
12-31-2016	12.63	0.30	0.05	0.35	(0.38)	(0.06)	(0.44)	12.54	2.73	0.57[6]	0.56[6]	2.34	1,355	51
12-31-2015	13.04	0.31	(0.28)	0.03	(0.40)	(0.04)	(0.44)	12.63	0.22	0.59	0.57	2.38	1,464	47
12-31-2014	12.90	0.33	0.42	0.75	(0.61)	—	(0.61)	13.04	5.83	0.62	0.60	2.52	1,734	54
12-31-2013	13.80	0.33	(0.62)	(0.29)	(0.43)	(0.18)	(0.61)	12.90	(2.12)	0.65	0.63	2.40	2,783	57
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-
			ized and	Total
	Net asset		unreal-	from						Expenses	Expenses	Net	Net
	value,	Net	ized	invest-				Net asset		before	including	invest-	assets,
	beginning	investment	gain (loss)	ment	From net	From net	Total	value,	Total	reduc-	reduc-	ment	end of	Portfolio
	of period	income	on invest-	opera-	investment	realized	distribu-	end of	return	tions	tions	income	period	turnover
Period ended	($)	(loss) ($)[1]	ments ($)	tions ($)	income ($)	gain ($)	tions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)
Select Bond Trust
Series I
6-30-2018[3]	13.42	0.16	(0.37)	(0.21)	—	—	—	13.21	(1.56)[4]	0.65[5]	0.62[5]	2.51[5]	192	42
12-31-2017	13.31	0.31	0.18	0.49	(0.38)	—	(0.38)	13.42	3.67	0.65	0.63	2.28	201	92
12-31-2016	13.30	0.31	0.10	0.41	(0.40)	—	(0.40)	13.31	3.06	0.65	0.64	2.23	203	73[6]
12-31-2015	13.67	0.31	(0.27)	0.04	(0.41)	—	(0.41)	13.30	0.24	0.65	0.64	2.23	203	62
12-31-2014	13.30	0.31	0.42	0.73	(0.36)	—	(0.36)	13.67	5.53	0.64	0.64	2.23	228	104[6]
12-31-2013	13.99	0.27	(0.46)	(0.19)	(0.40)	(0.10)	(0.50)	13.30	(1.36)	0.65	0.64	1.97	249	104
Series II
6-30-2018[3]	13.44	0.15	(0.38)	(0.23)	—	—	—	13.21	(1.71)[4]	0.85[5]	0.82[5]	2.32[5]	475	42
12-31-2017	13.33	0.28	0.18	0.46	(0.35)	—	(0.35)	13.44	3.46	0.85	0.83	2.08	491	92
12-31-2016	13.32	0.28	0.10	0.38	(0.37)	—	(0.37)	13.33	2.85	0.85	0.84	2.03	506	73[6]
12-31-2015	13.69	0.28	(0.27)	0.01	(0.38)	—	(0.38)	13.32	0.04	0.85	0.84	2.03	511	62
12-31-2014	13.31	0.28	0.44	0.72	(0.34)	—	(0.34)	13.69	5.40	0.84	0.84	2.03	558	104[6]
12-31-2013	14.01	0.24	(0.46)	(0.22)	(0.38)	(0.10)	(0.48)	13.31	(1.63)	0.85	0.84	1.77	629	104
Series NAV
6-30-2018[3]	13.41	0.17	(0.37)	(0.20)	—	—	—	13.21	(1.49)[4]	0.60[5]	0.57[5]	2.56[5]	8,227	42
12-31-2017	13.31	0.32	0.16	0.48	(0.38)	—	(0.38)	13.41	3.65	0.60	0.58	2.33	8,625	92
12-31-2016	13.29	0.31	0.12	0.43	(0.41)	—	(0.41)	13.31	3.19	0.60	0.59	2.28	8,433	73[6]
12-31-2015	13.66	0.31	(0.27)	0.04	(0.41)	—	(0.41)	13.29	0.29	0.60	0.59	2.28	8,459	62
12-31-2014	13.29	0.31	0.43	0.74	(0.37)	—	(0.37)	13.66	5.59	0.59	0.59	2.25	9,854	104[6]
12-31-2013	13.98	0.28	(0.46)	(0.18)	(0.41)	(0.10)	(0.51)	13.29	(1.32)	0.60	0.59	2.03	7,366	104

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Short Term Government Income Trust
Series I
6-30-2018[3]	12.02	0.07	(0.13)	(0.06)	—	—	—	11.96	(0.50)[4]	0.67[5]	0.67[5]	1.18[5]	35	4
12-31-2017	12.12	0.11	(0.04)	0.07	(0.17)	—	(0.17)	12.02	0.57	0.67	0.66	0.88	38	47
12-31-2016	12.25	0.09	(0.02)	0.07	(0.20)	—	(0.20)	12.12	0.57	0.64[6]	0.64[6]	0.76	41	71
12-31-2015	12.39	0.09	(0.01)	0.08	(0.22)	—	(0.22)	12.25	0.64	0.66	0.65	0.70	45	43
12-31-2014	12.50	0.08	0.06	0.14	(0.25)	—	(0.25)	12.39	1.15	0.66	0.65	0.64	51	46
12-31-2013	12.87	0.08	(0.19)	(0.11)	(0.26)	—	(0.26)	12.50	(0.86)	0.65	0.65	0.62	63	55
Series II
6-30-2018[3]	12.02	0.06	(0.12)	(0.06)	—	—	—	11.96	(0.58)[4]	0.87[5]	0.87[5]	0.97[5]	24	4
12-31-2017	12.13	0.08	(0.04)	0.04	(0.15)	—	(0.15)	12.02	0.37	0.87	0.86	0.68	28	47
12-31-2016	12.25	0.07	(0.01)	0.06	(0.18)	—	(0.18)	12.13	0.45	0.84[6]	0.84[6]	0.56	33	71
12-31-2015	12.40	0.06	(0.01)	0.05	(0.20)	—	(0.20)	12.25	0.36	0.86	0.85	0.50	36	43
12-31-2014	12.51	0.06	0.06	0.12	(0.23)	—	(0.23)	12.40	0.94	0.86	0.85	0.44	38	46
12-31-2013	12.88	0.05	(0.19)	(0.14)	(0.23)	—	(0.23)	12.51	(1.06)	0.85	0.85	0.43	49	55
Series NAV
6-30-2018[3]	12.02	0.07	(0.13)	(0.06)	—	—	—	11.96	(0.50)[4]	0.62[5]	0.62[5]	1.23[5]	232	4
12-31-2017	12.12	0.11	(0.03)	0.08	(0.18)	—	(0.18)	12.02	0.62	0.62	0.61	0.93	237	47
12-31-2016	12.25	0.10	(0.02)	0.08	(0.21)	—	(0.21)	12.12	0.62	0.59[6]	0.59[6]	0.81	251	71
12-31-2015	12.39	0.09	—[7]	0.09	(0.23)	—	(0.23)	12.25	0.69	0.61	0.60	0.75	247	43
12-31-2014	12.50	0.09	0.06	0.15	(0.26)	—	(0.26)	12.39	1.20	0.61	0.60	0.69	303	46
12-31-2013	12.86	0.09	(0.18)	(0.09)	(0.27)	—	(0.27)	12.50	(0.74)	0.60	0.60	0.67	311	55

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%. 7. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-
			ized and	Total
	Net asset		unreal-	from						Expenses	Expenses	Net	Net
	value,	Net	ized	invest-				Net asset		before	including	invest-	assets,
	beginning	investment	gain (loss)	ment	From net	From net	Total	value,	Total	reduc-	reduc-	ment	end of	Portfolio
	of period	income	on invest-	opera-	investment	realized	distribu-	end of	return	tions	tions	income	period	turnover
Period ended	($)	(loss) ($)[1]	ments ($)	tions ($)	income ($)	gain ($)	tions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)
Strategic Income Opportunities Trust
Series I
6-30-2018[3]	13.72	0.23	(0.62)	(0.39)	—	—	—	13.33	(2.84)[4]	0.73[5]	0.73[5]	3.47[5]	430	46
12-31-2017	13.41	0.46	0.29	0.75	(0.44)	—	(0.44)	13.72	5.59	0.73	0.73	3.36	477	40
12-31-2016	13.07	0.40	0.27	0.67	(0.33)	—	(0.33)	13.41	5.12	0.72[6]	0.71[6]	2.95	473	42
12-31-2015	13.24	0.43	(0.27)	0.16	(0.33)	—	(0.33)	13.07	1.22	0.74	0.74	3.18	441	49
12-31-2014	13.17	0.56	0.11	0.67	(0.60)	—	(0.60)	13.24	5.14	0.75	0.74	4.13	415	50
12-31-2013	13.44	0.65	(0.15)	0.50	(0.77)	—	(0.77)	13.17	3.74	0.78	0.78	4.75	380	45
Series II
6-30-2018[3]	13.76	0.22	(0.63)	(0.41)	—	—	—	13.35	(2.98)[4]	0.93[5]	0.93[5]	3.27[5]	41	46
12-31-2017	13.45	0.44	0.28	0.72	(0.41)	—	(0.41)	13.76	5.37	0.93	0.93	3.16	45	40
12-31-2016	13.10	0.37	0.28	0.65	(0.30)	—	(0.30)	13.45	4.98	0.92[6]	0.91[6]	2.74	46	42
12-31-2015	13.27	0.40	(0.26)	0.14	(0.31)	—	(0.31)	13.10	1.01	0.94	0.94	2.98	51	49
12-31-2014	13.20	0.53	0.12	0.65	(0.58)	—	(0.58)	13.27	4.92	0.95	0.94	3.94	57	50
12-31-2013	13.47	0.63	(0.16)	0.47	(0.74)	—	(0.74)	13.20	3.53	0.98	0.98	4.56	65	45
Series NAV
6-30-2018[3]	13.68	0.24	(0.63)	(0.39)	—	—	—	13.29	(2.85)[4]	0.68[5]	0.68[5]	3.52[5]	86	46
12-31-2017	13.37	0.47	0.28	0.75	(0.44)	—	(0.44)	13.68	5.66	0.68	0.68	3.42	96	40
12-31-2016	13.03	0.40	0.27	0.67	(0.33)	—	(0.33)	13.37	5.19	0.67[6]	0.66[6]	2.98	66	42
12-31-2015	13.20	0.43	(0.26)	0.17	(0.34)	—	(0.34)	13.03	1.27	0.69	0.69	3.22	84	49
12-31-2014	13.13	0.56	0.12	0.68	(0.61)	—	(0.61)	13.20	5.21	0.70	0.69	4.18	53	50
12-31-2013	13.41	0.65	(0.15)	0.50	(0.78)	—	(0.78)	13.13	3.72	0.73	0.73	4.79	51	45

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

Total Bond Market Trust
Series I
6-30-2018[3]	10.11	0.13	(0.30)	(0.17)	—	—	—	9.94	(1.68)[4]	0.57[5]	0.30[5]	2.54[5]	248	8
12-31-2017	10.08	0.24	0.08	0.32	(0.29)	—	(0.29)	10.11	3.18	0.57	0.30	2.39	247	46
12-31-2016	10.11	0.25	(0.01)	0.24	(0.27)	—	(0.27)	10.08	2.39	0.56	0.30	2.38	227	58
12-31-2015	10.37	0.26	(0.23)	0.03	(0.29)	—	(0.29)	10.11	0.25	0.56	0.30	2.53	172	67
12-31-2014	10.09	0.29	0.32	0.61	(0.33)	—	(0.33)	10.37	6.11	0.56	0.30	2.76	135	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	(0.36)	10.09	(2.49)	0.54	0.30	2.55	106	62
Series II
6-30-2018[3]	10.13	0.12	(0.31)	(0.19)	—	—	—	9.94	(1.88)[4]	0.77[5]	0.50[5]	2.34[5]	57	8
12-31-2017	10.09	0.23	0.08	0.31	(0.27)	—	(0.27)	10.13	3.08	0.77	0.50	2.19	61	46
12-31-2016	10.12	0.23	(0.01)	0.22	(0.25)	—	(0.25)	10.09	2.19	0.76	0.50	2.18	73	58
12-31-2015	10.38	0.24	(0.23)	0.01	(0.27)	—	(0.27)	10.12	0.05	0.76	0.50	2.33	68	67
12-31-2014	10.10	0.27	0.32	0.59	(0.31)	—	(0.31)	10.38	5.90	0.76	0.50	2.56	69	64
12-31-2013	10.73	0.25	(0.54)	(0.29)	(0.34)	—	(0.34)	10.10	(2.77)	0.74	0.50	2.33	79	62
Series NAV
6-30-2018[3]	10.11	0.13	(0.30)	(0.17)	—	—	—	9.94	(1.68)[4]	0.52[5]	0.25[5]	2.59[5]	259	8
12-31-2017	10.07	0.26	0.08	0.34	(0.30)	—	(0.30)	10.11	3.34	0.52	0.25	2.45	264	46
12-31-2016	10.10	0.25	—[6]	0.25	(0.28)	—	(0.28)	10.07	2.45	0.51	0.25	2.43	280	58
12-31-2015	10.36	0.27	(0.24)	0.03	(0.29)	—	(0.29)	10.10	0.30	0.51	0.25	2.58	266	67
12-31-2014	10.09	0.29	0.32	0.61	(0.34)	—	(0.34)	10.36	6.06	0.51	0.25	2.82	284	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	(0.36)	10.09	(2.44)	0.49	0.25	2.60	286	62

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-
			ized and	Total
	Net asset		unreal-	from						Expenses	Expenses	Net	Net
	value,	Net	ized	invest-				Net asset		before	including	invest-	assets,
	beginning	investment	gain (loss)	ment	From net	From net	Total	value,	Total	reduc-	reduc-	ment	end of	Portfolio
	of period	income	on invest-	opera-	investment	realized	distribu-	end of	return	tions	tions	income	period	turnover
Period ended	($)	(loss) ($)[1]	ments ($)	tions ($)	income ($)	gain ($)	tions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)
Ultra Short Term Bond Trust
Series I
6-30-2018[3]	11.41	0.07	(0.02)	0.05	—	—	—	11.46	0.44[4]	0.67[5]	0.66[5]	1.17[5]	10	28
12-31-2017	11.52	0.09	(0.01)	0.08	(0.19)	—	(0.19)	11.41	0.66	0.66	0.65	0.82	11	53
12-31-2016	11.64	0.05	0.01	0.06	(0.18)	—	(0.18)	11.52	0.52	0.65	0.64	0.43	12	86
12-31-2015	11.80	0.01	(0.01)	—[6]	(0.16)	—	(0.16)	11.64	(0.04)	0.66	0.65	0.12	10	86
12-31-2014	11.98	0.01	(0.01)	—[6]	(0.18)	—	(0.18)	11.80	(0.02)	0.66	0.65	0.05	9	69
12-31-2013	12.13	0.02	(0.03)	(0.01)	(0.14)	—	(0.14)	11.98	(0.07)	0.67	0.67	0.15	11	135
Series II
6-30-2018[3]	11.41	0.05	(0.01)	0.04	—	—	—	11.45	0.35[4]	0.87[5]	0.86[5]	0.96[5]	168	28
12-31-2017	11.52	0.07	(0.02)	0.05	(0.16)	—	(0.16)	11.41	0.46	0.86	0.85	0.62	205	53
12-31-2016	11.64	0.03	0.01	0.04	(0.16)	—	(0.16)	11.52	0.32	0.85	0.84	0.23	268	86
12-31-2015	11.79	(0.01)	(0.01)	(0.02)	(0.13)	—	(0.13)	11.64	(0.15)	0.86	0.85	(0.07)	235	86
12-31-2014	11.98	(0.02)	(0.02)	(0.04)	(0.15)	—	(0.15)	11.79	(0.30)	0.86	0.85	(0.14)	214	69
12-31-2013	12.13	(0.01)	(0.02)	(0.03)	(0.12)	—	(0.12)	11.98	(0.27)	0.87	0.87	(0.08)	202	135
Series NAV
6-30-2018[3]	11.41	0.07	(0.01)	0.06	—	—	—	11.47	0.53[4]	0.62[5]	0.61[5]	1.22[5]	30	28
12-31-2017	11.53	0.10	(0.03)	0.07	(0.19)	—	(0.19)	11.41	0.62	0.61	0.60	0.89	29	53
12-31-2016	11.64	0.06	0.02	0.08	(0.19)	—	(0.19)	11.53	0.66	0.60	0.59	0.48	17	86
12-31-2015	11.80	0.02	(0.02)	—[6]	(0.16)	—	(0.16)	11.64	0.01	0.61	0.60	0.18	14	86
12-31-2014	11.98	0.01	(0.01)	—[6]	(0.18)	—	(0.18)	11.80	0.03	0.61	0.60	0.12	14	69
12-31-2013	12.13	0.02	(0.02)	—[6]	(0.15)	—	(0.15)	11.98	(0.02)	0.62	0.62	0.17	9	135
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the portfolios), twelve of which are presented in this report.

The portfolios may offer multiple classes of shares: Series I, Series II and Series NAV. The shares currently offered by a specific portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Core Bond Trust and Strategic Income Opportunities Trust where Series NAV shares are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

Effective May 1, 2018, Bond Trust changed its name to Select Bond Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarize the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. This portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

All investments of Money Market Trust and Short Term Government Trust are categorized as Level 2 under the hierarchy described above.

All investments of Select Bond Trust and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral, which is categorized as Level 1.

58

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

All investments of Total Bond Market Trust are categorized as Level 2 under the hierarchy described above, except for securtities lending collateral and money market funds, which are categorized as Level 1.

All investments of Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures, which are categorized as Level 1.

All investments of New Income Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral, money market funds and futures, which are categorized as Level 1.

The following is a summary of the values by input classification of the remaining portfolios’ investments as of June 30, 2018, by major security category or type:

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$239,517,855	—	$239,517,855	—
Foreign government obligations	5,158,992	—	5,158,992	—
Corporate bonds	288,243,098	—	288,243,098	—
Convertible bonds	282,758	—	282,758	—
Capital preferred securities	1,933,303	—	1,933,303	—
Municipal bonds	4,187,474	—	4,187,474	—
Term loans	804,040	—	804,040	—
Collateralized mortgage obligations	73,317,715	—	73,317,715	—
Asset backed securities	81,195,906	—	81,195,906	—
Preferred securities	1,553,729	$1,354,289	199,440	—
Securities lending collateral	10,716,490	10,716,490	—	—
Short-term investments	77,314,077	71,785,077	5,529,000	—
Total investments in securities	$784,225,437	$83,855,856	$700,369,581	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$645,566,408	—	$644,326,197	$1,240,211
Foreign government obligations	13,118,803	—	13,118,803	—
Corporate bonds	266,977,279	—	266,977,279	—
Municipal bonds	6,747,106	—	6,747,106	—
Collateralized mortgage obligations	139,217,349	—	139,217,349	—
Asset backed securities	172,518,321	—	172,518,321	—
Securities lending collateral	8,551,850	$8,551,850	—	—
Short-term investments	18,278,037	18,278,037	—	—
Total investments in securities	$1,270,975,153	$26,829,887	$1,242,905,055	$1,240,211

Global Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$177,094,738	—	$177,094,738	—
Foreign government obligations	135,265,268	—	135,265,268	—
Corporate bonds	225,155,347	—	225,155,347	—
Capital preferred securities	1,493,933	—	1,493,933	—
Municipal bonds	4,772,671	—	4,772,671	—
Term loans	681,556	—	681,556	—
Collateralized mortgage obligations	45,667,712	—	45,667,712	—
Asset backed securities	48,630,696	—	48,630,696	—
Common stocks	31,588	$31,588	—	—
Preferred securities	388,528	—	388,528	—
Escrow shares	329,450	—	329,450	—
Purchased options	276,960	1,139	275,237	$584
Short-term investments	84,263,537	—	84,263,537	—
Total investments in securities	$724,051,984	$32,727	$724,018,673	$584
Liabilities
Reverse repurchase agreements	$28,618,183	—	$28,618,183	—
Derivatives:
Assets
Futures	$1,506,911	$1,506,911	—	—
Forward foreign currency contracts	4,246,615	—	4,246,615	—
Swap contracts	14,735,982	—	14,735,982	—
Liabilities
Futures	($1,603,608)	($1,603,608)	—	—
Forward foreign currency contracts	(5,929,870)	—	($5,929,870)	—
Written options	(389,133)	(14,765)	(374,368)	—
Swap contracts	(6,166,943)	—	(6,166,943)	—

59

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$2,869,110	—	$2,869,110	—
Corporate bonds	185,562,923	—	184,830,774	$732,149
Convertible bonds	3,872,047	—	3,872,047	—
Capital preferred securities	935,000	—	935,000	—
Term loans	7,118,771	—	7,118,771	—
Collateralized mortgage obligations	653,933	—	653,933	—
Asset backed securities	9,040,092	—	9,040,092	—
Common stocks	4,402,497	—	2,036,124	2,366,373
Preferred securities	3,133,969	$1,343,194	1,580,786	209,989
Escrow certificates	500	—	—	500
Securities lending collateral	9,336,509	9,336,509	—	—
Short-term investments	2,475,697	2,475,697	—	—
Total investments in securities	$229,401,048	$13,155,400	$212,936,637	$3,309,011
Derivatives:
Assets
Futures	$29,344	$29,344	—	—
Forward foreign currency contracts	14,465	—	$14,465	—
Swap contracts	14,176	—	14,176	—
Liabilities
Futures	($14,779)	($14,779)	—	—
Forward foreign currency contracts	(81,372)	—	($81,372)	—
Swap contracts	(5,662)	—	(5,662)	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
Foreign government obligations	$109,969,267	—	$109,969,267	—
Corporate bonds	249,691,020	—	249,691,020	—
Convertible bonds	16,935,724	—	16,935,724	—
Capital preferred securities	10,606,501	—	10,606,501	—
Term loans	58,789,830	—	58,789,830	—
Collateralized mortgage obligations	28,318,839	—	28,318,839	—
Asset backed securities	22,686,283	—	22,686,283	—
Common stocks	18,679,266	$18,679,266	—	—
Preferred securities	30,168,759	26,501,037	3,667,722	—
Purchased options	1,098,521	—	1,098,521	—
Warrants	1,023,250	1,023,250	—	—
Short-term investments	4,176,000	—	4,176,000	—
Total investments in securities	$552,143,260	$46,203,553	$505,939,707	—
Derivatives:
Assets
Forward foreign currency contracts	$3,371,488	—	$3,371,488	—
Liabilities
Futures	($946,183)	($946,183)	—	—
Forward foreign currency contracts	(4,228,641)	—	($4,228,641)	—
Written options	(115,088)	—	(115,088)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available.

High Yield Trust
	Corporate Bonds	Common Stocks	Preferred Securities	Escrow Certificates	Total
Balance as of 12-31-17	$647,229	$1,955,473	$210,789	$500	$2,813,991
Realized gain (loss)	(201)	—	—	—	(201)
Change in unrealized appreciation (depreciation)	14,325	410,900	—	—	425,225
Purchases	70,796	—	15,542	—	86,338
Sales	—	—	—	—	—
Transfers out of Level 3	—	—	(16,342)	—	(16,342)
Balance as of 6-30-18	$732,149	$2,366,373	$209,989	$500	$3,309,011
Change in unrealized at period end*	$14,124	$410,900	—	—	$425,024

*	Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of operations.

60

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The valuation techniques and significant unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the table below:

High Yield Trust	Fair Value at 6-30-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$2,349,030	Market Approach	EV/EBITDA multiple Discount	7.14x–12.48x (weighted average 8.63x) 10%–25% (weighted average 15%)
	$17,343	Market Approach	Estimated liquidation value	$0.38
	$2,366,373
Preferred Securities	$209,989	Market Approach	Prior / recent transactions	$0.01
Corporate Bonds	$732,149	Market Approach	Yield	8.81%
Escrow certificates	$500	Market Approach	Estimated liquidation value	$0.03

Total	$3,309,011

A change to unobservable inputs of a portfolio’s Level 3 securities may result in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by a portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, a portfolio delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The portfolios are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In addition, the portfolios may receive or pledge cash collateral to cover appreciation or depreciation on the underlying security which is shown on the Statements of assets and liabilities as Payable/Receivable for collateral on reverse repurchase agreements. Obligations to repay cash received by a portfolio is shown on the Statements of assets and liabilities as Payable for open reverse repurchase agreements.

Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the portfolio may be delayed or the portfolio may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the portfolio.

The following table summarizes the open reverse repurchase agreements at June 30, 2018:

Portfolio	Counterparty	Borrowing rate	Settlement date	Maturity date	Borrowing amount		Payable for reverse repurchase agreements		USD Payable for reverse repurchase agreements
Global Bond Trust	BNP Paribas SA1	(0.450%)	4/19/2018	7/19/2018	EUR	9,914,415	EUR	9,905,492	$11,567,634
Global Bond Trust	Credit Agricole SA2	0.650%	5/2/2018	7/5/2018	GBP	907,399	GBP	908,366	1,198,816
Global Bond Trust	Credit Agricole SA3	0.650%	5/2/2018	7/5/2018	GBP	11,998,377	GBP	12,011,159	15,851,733
									$28,618,183

[1]	Reverse repurchase agreement with BNP Paribas SA dated 4/19/2018 at (0.450%) to be repurchased at EUR 9,903,137 on 7/19/2018, collateralized by EUR 8,400,000 France Government Bonds, 2.000%—3.250% due 5/25/2045–5/25/2048 (valued at EUR 9,831,365, including interest)
[2]	Reverse repurchase agreement with Credit Agricole SA dated 5/2/2018 at 0.650% to be repurchased at GBP 908,434 on 7/5/2018, collateralized by GBP 600,000 United Kingdom Treasury Bonds, 4.750% due 12/7/2038 (valued at GBP 915,540, including interest)
[3]	Reverse repurchase agreement with Credit Agricole SA dated 5/2/2018 at 0.650% to be repurchased at GBP 12,012,052 on 7/5/2018, collateralized by GBP 8,800,000 United Kingdom Treasury Bonds, 3.250%—4.250% due 12/7/2040–1/22/2045 (valued at GBP 12,197,025, including interest)

The average borrowings by the portfolio and the weighted average interest rate for the six months ended June 30, 2018 were as follows:

Portfolio	Average Borrowings	Weighted average annual interest rate
Global Bond Trust	$35,310,260	(0.34%)

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market

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fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the counterparties have pledged cash collateral for these transactions to Global Bond Trust amounting to $400,000 which is recorded as Payable for collateral on sale commitments.

Sale-Buybacks. Certain portfolios may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the portfolio are reflected as a liability on the Statements of assets and liabilities. The portfolio will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the portfolio would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the portfolio may receive a fee for use of the security by the counterparty, which may result in income to the portfolio. The average borrowings by the portfolio and the weighted average interest rate for the six months ended June 30, 2018 were as follows:

Portfolio	Average Borrowing	Weighted average interest rate
Global Bond Trust	$289,430	1.93%

Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At June 30, 2018, Active Bond Trust and Strategic Income Opportunities Trust had $404,909 and $1,336,364, respectively, in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the fund may need to sell other investments to make distributions.

Securities lending. The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest its collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios

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receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the value of common stocks and/or corporate bonds loaned by the portfolios and the corresponding cash collateral received at June 30, 2018:

Portfolio	Market Value of Securities on Loan	Cash Collateral Received
Active Bond Trust	$10,478,611	$10,719,218
Core Bond Trust	8,363,727	8,565,585
High Yield Trust	9,114,938	9,340,319
Investment Quality Bond Trust	331,397	338,194
New Income Trust	3,077,037	3,146,990
Select Bond Trust	126,055,187	128,607,051
Total Bond Market Trust	2,828,441	2,892,480
Ultra Short Term Bond Trust	103,435	106,000

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The porfolios may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolio’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolio as a result of certain foreign security sales. In certain circumstances, estimates taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds, excluding Core Bond Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

Core Bond Trust and other affiliated funds have entered into a separate $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2018, the portfolios had no borrowings under their respective line of credit.

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Commitment fees for the six months ended June 30, 2018 were as follows:

Portfolio	Commitment Fee
Active Bond Trust	$1,455
Core Bond Trust	7,233
Global Bond Trust	1,352
High Yield Trust	1,124
Investment Quality Bond Trust	1,141
Money Market Trust	2,325
New Income Trust	1,893
Select Bond Trust	7,161
Short Term Government Income Trust	1,164
Strategic Income Opportunities Trust	1,378
Total Bond Market Trust	1,345
Ultra Short Term Bond Trust	1,123

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2017, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of capital loss carryforwards that were acquired in mergers may be limited in a given year. The following table details the capital loss carryforwards available as of December 31, 2017:

		No Expiration Date
Portfolio	Expires in 2018	Short Term	Long Term
Active Bond Trust	—	—	$6,050,816
Core Bond Trust	—	$1,528,120	936,035
Global Bond Trust	—	758,125	—
High Yield Trust	—	3,950,996	53,838,005
Money Market Trust	—	8,343	—
New Income Trust	—	2,154,091	3,559,581
Select Bond Trust	—	88,479,817	92,181,972
Short Term Government Income Trust	—	3,547,372	16,005,867
Strategic Income Opportunities Trust	—	4,679,037	2,583,925
Total Bond Market Trust	—	303,842	2,252,406
Ultra Short Term Bond Trust	$59,426	6,346,648	10,794,466

As of December 31, 2017, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2018, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$791,939,587	$10,471,061	($18,185,211)	($7,714,150)
Core Bond Trust	1,294,137,973	2,978,628	(26,141,448)	(23,162,820)
Global Bond Trust	730,779,056	16,290,480	(16,617,598)	(327,118)
High Yield Trust	244,058,092	6,218,657	(20,919,529)	(14,700,872)
Investment Quality Bond Trust	346,796,207	1,567,441	(7,329,754)	(5,762,313)
Money Market Trust	1,837,444,476	—	—	—
New Income Trust	1,384,045,170	10,104,580	(31,951,709)	(21,847,129)
Select Bond Trust	9,225,716,211	31,156,809	(218,618,556)	(187,461,747)
Short Term Government Income Trust	297,989,561	417,599	(7,977,771)	(7,560,172)
Strategic Income Opportunities Trust	576,318,932	7,701,226	(33,795,322)	(26,094,096)
Total Bond Market Trust	610,643,719	7,478,575	(15,441,151)	(7,962,576)
Ultra Short Term Bond Trust	204,650,474	6,315	(1,861,659)	(1,855,344)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually with the exception of Money Market Trust. Money Market Trust declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

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Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, expiration of capital loss carryforwards, amortization and accretion on debt securities, wash sale loss deferrals and contingent payment debt instruments.

3.  DERIVATIVE INSTRUMENTS Certain portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolio attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolio’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and receivable/payable for centrally-cleared swaps, respectively. Securities pledged by the portfolio for exchange-traded and centrally-cleared transactions, if any, are identified in the Portfolio of investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolio to unlimited risk of loss.

Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the portfolios used future contracts during the six months ended June 30, 2018. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional
Global Bond Trust
To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the portfolio, manage duration and as a substitute for securities purchased.
$807.2 million to $1.2 billion
High Yield Trust	To manage against anticipated interest rate changes, duration of the portfolio and maintain diversity of the portfolio.	$11.4 million to $13.0 million
Investment Quality Bond Trust	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, manage duration and as a substitute for securities purchased.	$53.3 million to $62.0 million

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Portfolio	Reason	USD Notional
New Income Trust
To manage duration of the portfolio, manage against anticipated interest rate changes, gain exposure to treasuries market, maintain diversity of the portfolio and as substitute for securities purchased.
$306.5 million to $371.3 million
Strategic Income Opportunities Trust	To manage duration of the portfolio	$114.6 million to $173.4 million

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2018. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional
Global Bond Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity of the portfolio.	$547.0 million to $641.1 million
High Yield Trust	To manage against anticipated changes in currency exchange rates, currency exposure and maintain diversity of the portfolio.	$2.1 million to $2.1 million
Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates and manage currency exposure.	$4.6 million to $4.9 million
New Income Trust	To manage against anticipated changes in currency exchange rates and manage currency exposure.	$15.3 million to $17.3 million
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates and enhance potential gain/income.	$192.3 million to $572.7 million

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the fund is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the portfolio enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

The following table details how the portfolios used purchased options during the six months ended June 30, 2018. In addition, the table summarizes the range of market values for purchased options held by the portfolios, as measured at each quarter end:

Portfolio	Reason	Market Value
Global Bond Trust
To gain exposure to the bond market and foreign currency, manage against anticipated interest rate changes, manage duration of the portfolio, maintain diversity of the portfolio and as a substitute for securities purchased.
$121,000 to $402,000
Investment Quality Bond Trust	To manage against anticipated currency exchange rates.	Up to $296,000
New Income Trust	To manage duration of the portfolio and manage against anticipated interest rate changes. At June 30, 2018, there were no open purchased option contracts.	Up to $350,000
Strategic Income Opportunities Trust	To manage against currency exchange rates.	$915,000 to $2.6 million

The following table details how the portfolios used written options during the six months ended June 30, 2018. In addition, the table summarizes the range of market values for written options held by the portfolios, as measured at each quarter end:

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Portfolio	Reason	Market Value
Global Bond Fund
To gain exposure to the bond market and foreign currency, manage against anticipated interest rate changes, manage duration of the portfolio, maintain diversity of the portfolio and as a substitute for securities purchased.
$212,000 to $461,000
New Income Trust	To gain exposure to security or credit index and substitute for securities purchased. At June 30, 2018, there were no open written option contracts.	Up to $44,000
Strategic Income Opportunities Trust	To manage against currency exchange rates.	Up to $115,000

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolio are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or the portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the portfolios used interest rate swaps during the six months ended June 30, 2018. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
Global Bond Trust	To manage duration of the portfolio, manage against anticipated interest rate changes, gain exposure to treasury markets and as a substitute for securities purchased.	$1.6 billion to $1.7 billion
Investment Quality Bond Trust	To manage duration of the portfolio and manage against anticipated interest rate changes.	$10.5 million to $35.2 million

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit Default Swaps-Buyer

The following table details how the portfolios used credit default swap contracts as a buyer of protection during the six months ended June 30, 2018. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
Global Bond Trust	To manage against potential credit events, to gain exposure to a security or credit index, and as a substitute for securities purchased.	$28.1 million to $66.9 million
High Yield Trust	To manage against potential credit events, to gain exposure to a security or credit index and as a substitute for securities purchased.	$900,000 to $5.2 million
Investment Quality Bond Trust	To manage against potential credit events, to gain exposure to security or credit index, and as a substitute for securities purchased.	$1.2 million to $3.0 million
New Income Trust	To manage against potential credit events.	Up to $12.6 million

Credit Default Swaps-Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

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The following table details how the funds used credit default swap contracts as a seller of protection during the six months ended June 30, 2018. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
Global Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased.	$5.8 million to $28.2 million
Investment Quality Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased.	$2.1 million to $8.7 million
High Yield Trust	To take a long position in the exposure of the benchmark credit.	$900,000 to $900,000
New Income Trust	To take a long position in the exposure of the benchmark credit. At June 30, 2018, there were no open credit default swap contracts- seller	Up to $6.8 million

Currency swaps. A currency swap is an agreement between a portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table details how the portfolios used currency swaps during the six months ended June 30, 2018. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
Global Bond Trust	To manage against anticipated currency exchange rates, maintain diversity of the portfolio, and to gain exposure to foreign currencies.	$7.3 million to $66.2 million

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, a portfolio would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility a portfolio would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table details how Global Bond Trust used volatility swaps during the six months ended June 30, 2018. In addition, the table summarizes the range of notional contract amounts held by the portfolio, as measured at each quarter end:

Portfolio	Reason	USD Notional range
Global Bond Trust	To take a position on current versus future expectations of volatility. At June 30, 2018, there were no open volatility swap contracts.	Up to $20,000

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2018 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Global Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$1,506,911	($1,603,608)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	4,246,615	(5,929,870)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	265,018	—
	Interest rate	Unaffiliated investments, at value*	Purchased options	11,942	—
	Foreign currency	Written options, at value	Written options	—	(125,897)
	Interest rate	Written options, at value	Written options	—	(194,975)
	Credit	Written options, at value	Written options	—	(68,261)
	Credit	Swap contracts, at value	Credit default swapsˆ	100,755	(1,356,233)
	Foreign currency	Swap contracts, at value	Currency swapsˆ	194,994	(284,815)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	14,440,233	(4,525,895)
				$20,766,468	($14,089,554)
High Yield Trust	Interest rate	Receivable/payable for futures	Futures†	$29,344	($14,779)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	14,465	(81,372)
	Credit	Swap contracts, at value	Credit default swapsˆ	14,176	(5,662)
				$57,985	($101,813)

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Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$173,018	($43,735)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	79,002	(4,375)
	Interest rate	Unaffiliated investments, at value*	Purchased options	296,053	—
	Credit	Swap contracts, at value	Credit default swapsˆ	80,313	(174,836)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	971,166	(931,485)
				$1,599,552	($1,154,431)
New Income Trust	Interest rate	Receivable/payable for futures	Futures†	$1,218,211	($106,054)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	810,337	(82,172)
	Credit	Swap contracts, at value	Credit default swapsˆ	—	(845,500)
				$2,028,548	($1,033,726)
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures	Futures†	—	($946,183)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$3,371,488	(4,228,641)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	1,098,521	—
	Foreign currency	Written options, at value	Written Options	—	(115,088)
				$4,470,009	($5,289,912)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
*	Purchased options are included in the Portfolio of investments
ˆ	Reflects cumulative value of swap contracts. Receivable/Payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statements of assets and liabilities.

For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between a portfolio and the applicable counterparty.

Effect of derivative instruments on the Statements of operations

The table below summarize the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2018:

	Statements of operations Location—Net realized gain (loss) on:
Trust	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
Active Bond Fund	Interest rate	—	$6,150	—	—	—	$6,150
		—	$6,150	—	—	—	$6,150
Global Bond Trust	Credit	—	—	—	$32,151	($225,947)	($193,796)
	Foreign currency	$69,438	—	$884,034	389,843	7,569,611	8,912,926
	Interest rate	(162,224)	($3,369,939)	—	138,692	5,120,910	1,727,439
		($92,786)	($3,369,939)	$884,034	$560,686	$12,464,574	$10,446,569
High Yield Trust	Credit	—	—	—	—	($58,910)	($58,910)
	Foreign currency	—	—	($13,118)	—	—	(13,118)
	Interest rate	—	($236,824)	—	—	—	(236,824)
		—	($236,824)	($13,118)	—	($58,910)	($308,852)
Investment Quality Bond Trust	Credit	—	—	—	—	($25,934)	($25,934)
	Foreign currency	—	—	($43,284)	—	—	(43,284)
	Interest rate	$49,080	($1,055,922)	—	(34,359)	(95,339)	(1,136,540)
		$49,080	($1,055,922)	($43,284)	($34,359)	($121,273)	($1,205,758)
New Income Trust	Credit	—	—	—	—	$70,625	$70,625
	Foreign currency	—	—	$284,846	—	—	284,846
	Interest rate	$115,912	($632,371)	—	$144,846	—	(371,613)
		$115,912	($632,371)	$284,846	$144,846	$70,625	($16,142)
Strategic Income Opportunities Trust	Foreign currency	($38,837)	—	($3,913,583)	—	—	($3,952,420)
	Interest rate	—	$2,851,307	—	—	—	2,851,307
		($38,837)	$2,851,307	($3,913,583)	—	—	($1,101,113)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2018:

	Statements of operations Location—Change in unrealized appreciation (depreciation) of:
Trust	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
Global Bond Trust	Credit	—	—	—	(23,662)	$247,156	$223,494
	Foreign currency	$177,196	—	($2,348,196)	$1,113	(5,299,870)	(7,469,757)
	Interest rate	(32,633)	$170,311	—	($173,302)	2,156,679	2,121,055
		$144,563	$170,311	($2,348,196)	($195,851)	($2,896,035)	($5,125,208)
High Yield Trust	Foreign currency	—	—	($64,726)	—	—	($64,726)
	Interest rate	—	$46,551	—	—	—	46,551
	Credit	—		—	—	$14,703	14,703
		—	$46,551	($64,726)	—	$14,703	($3,472)
Investment Quality Bond Trust	Credit	—	—	—	—	$53,602	$53,602
	Foreign currency	—	—	$105,480	—	—	105,480
	Interest rate	($60,174)	$206,422	—	—	636,053	782,301
		($60,174)	$206,422	$105,480	—	$689,655	$941,383
New Income Trust	Credit	—	—	—	—	($35,211)	($35,211)
	Foreign currency	—	—	$519,049	—	—	519,049
	Interest rate	$24,724	$1,204,365	—	($56,224)	—	1,172,865
		$24,724	$1,204,365	$519,049	($56,224)	($35,211)	$1,656,703
Strategic Income Opportunities Trust	Foreign currency	($2,726,962)	—	$1,110,451	$93,725	—	($1,522,786)
	Interest rate	—	($1,561,436)	—	—	—	($1,561,436)
		($2,726,962)	($1,561,436)	$1,110,451	$93,725	—	($3,084,222)

4.  GUARANTEES AND INDEMNIFICATIONS  Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the nets assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Advisers, LLC (JHA), an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC. The annual rate for each portfolio is as follows:

•	Active Bond Trust — a) 0.60% of the first $2.5 billion of aggregate net assets; b) 0.575% of aggregate net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of aggregate net assets.

•	Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

•	Global Bond Trust— a) 0.70% of the first $1 billion of aggregate net assets; and b) 0.65% of the excess over $1 billion of aggregate net assets.

•	High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Investment Quality Bond Trust — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

•	Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets and e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets, and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.

•	New Income Trust — a) If the average net assets of the portfolio are less than $100 million i) 0.725% of the first $50 million average net assets and ii) 0.675% of the next $50 million average net assets; b) 0.650% of average net assets if the average net assets are between $100 million and $250 million; c) 0.600% of average net assets if the average net assets are between $250 million and $500 million; d) if the average net assets are between $500 million and $1 billion i) 0.575% of the first $500 million average net assets and ii) 0.550% of average net assets over $500 million and e) 0.550% of average net assets if the average net assets exceed $1 billion.

•	Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.

•	Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.

•	Strategic Income Opportunities Trust — a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of the next $3 billion of aggregate net assets; c) 0.600% of the next $4 billion of aggregate net assets; d) 0.590% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, Strategic Income Opportunities Fund, a series of JHF II, and Strategic Income Opportunities Fund, a sub-fund of John Hancock Worldwide Investors, PLC.

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•	Total Bond Market Trust— a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.

•	Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. The portfolios’ management is allocated among the following managers.

Portfolio	Subadvisors
Active Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Core Bond Trust	Wells Capital Management, Inc.
Global Bond Trust	Pacific Investment Management Company, LLC
High Yield Trust	Western Asset Management Company (Sub-Subadvisor is Western Asset Management Company Limited)
Investment Quality Bond Trust	Wellington Management Company, LLP
Money Market Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
New Income Trust	T. Rowe Price Associates, Inc.
Select Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Short Term Government Income Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Strategic Income Opportunities Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Total Bond Market Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Ultra Short Term Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]

[1]	An affiliate of the Advisor.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, and fees under any agreements or plans of the portfolios dealing with services for shareholders and others with beneficial interest in shares of portfolios. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
Active Bond Trust	0.15%
Core Bond Trust	0.15%
Global Bond Trust	0.15%
High Yield Trust	0.15%
Investment Quality Bond Trust	0.15%
Money Market Trust	0.15%
New Income Trust	0.15%
Select Bond Trust	0.15%
Short Term Government Income Trust	0.15%
Strategic Income Opportunities Trust	0.15%
Total Bond Market Trust	0.15%
Ultra Short Term Bond Trust	0.15%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended June 30, 2018, this waiver amounted to 0.01% of the portfolios’ average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts New Income Trust and may be terminated at any time by the Advisor.

The Distributor has voluntarily agreed to reimburse certain class-specific portfolio expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) for Money Market Trust to the extent necessary in order to maintain a minimum yield for all classes of the portfolio. In addition, the Advisor voluntarily agreed to reimburse certain portfolio expenses (consisting of management and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific portfolio expenses is fully utilized.

The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolio’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. The expense waiver will remain in effect until April 30, 2019, and may terminate at any time thereafter.

The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Select Bond Trust. This waiver may be terminated at any time by the Advisor.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

For the six months ended June 30, 2018, the expense reductions described above amounted to:

Expense Reimbursement by Class

Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,579	$6,784	$21,986	$30,349
Core Bond Trust	4,321	3,937	42,276	50,534
Global Bond Trust	1,519	3,209	19,668	24,396
High Yield Trust	3,390	2,512	3,699	9,601
Investment Quality Bond Trust	6,336	3,341	1,504	11,181
Money Market Trust	923,226	112,015	261,256	1,296,497
New Income Trust	—	—	118,945	118,945
Select Bond Trust	27,277	67,188	1,185,267	1,279,732
Short Term Government Income Trust	1,522	1,090	9,990	12,602
Strategic Income Opportunities Trust	19,387	1,831	3,955	25,173
Total Bond Market Trust	330,055	78,134	344,967	753,156
Ultra Short Term Bond Trust	422	7,838	1,250	9,510

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2018, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.57%
Global Bond Trust	0.69%
High Yield Trust	0.68%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.24%
New Income Trust	0.53%
Select Bond Trust	0.54%
Short Term Government Income Trust	0.55%
Strategic Income Opportunities Trust	0.61%
Total Bond Market Trust	0.20%
Ultra Short Term Bond Trust	0.54%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2018 amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.

Distribution and service fees for the six months ended June 30, 2018 were:

	Distribution and service fees by Class
Portfolio	Series I	Series II	Total
Active Bond Trust	$9,261	$198,897	$208,158
Core Bond Trust	25,339	115,456	140,795
Global Bond Trust	8,910	94,105	103,015
High Yield Trust	19,878	73,667	93,545
Investment Quality Bond Trust	37,159	97,956	135,115
Money Market Trust	331,655	201,333	532,988
Select Bond Trust	47,802	588,659	636,461
Short Term Government Income Trust	8,929	31,994	40,923
Strategic Income Opportunities Trust	113,678	53,666	167,344
Total Bond Market Trust	61,453	72,791	134,244
Ultra Short Term Bond Trust	2,467	229,840	232,307

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The portfolios’ activity in this program during the six months ended June 30, 2018 for which loans were outstanding was as follows:

72

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income
New Income Trust	Lender	$1,711,146	1	1.715%	$82
Select Bond Trust	Lender	2,000,000	1	1.480%	82
Short Term Government Income Trust	Lender	2,120,705	1	1.710%	101
Total Bond Market Trust	Lender	16,374,075	1	1.480%	673

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in portfolios’ shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

Active Bond Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	107,712	$1,014,184	276,770	$2,689,754
Distributions reinvested	—	—	144,439	1,387,594
Repurchased	(209,133)	(1,969,885)	(769,727)	(7,412,495)
Net decrease	(101,421)	$(955,701)	(348,518)	$(3,335,147)
Series II shares
Sold	714,725	$6,746,032	1,673,847	$16,182,490
Distributions reinvested	—	—	555,652	5,348,518
Repurchased	(1,379,910)	(13,018,762)	(2,439,734)	(23,653,040)
Net decrease	(665,185)	$(6,272,730)	(210,235)	$(2,122,032)
Series NAV shares
Sold	444,861	$4,191,336	2,853,215	$27,535,145
Distributions reinvested	—	—	1,936,555	18,608,778
Repurchased	(1,820,336)	(17,163,296)	(5,650,080)	(54,623,666)
Net decrease	(1,375,475)	$(12,971,960)	(860,310)	$(8,479,743)
Total net decrease	(2,142,081)	$(20,200,391)	(1,419,063)	$(13,936,922)

Core Bond Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	170,277	$2,183,447	137,937	$1,820,316
Distributions reinvested	—	—	283,346	3,731,183
Repurchased	(595,862)	(7,646,539)	(1,411,135)	(18,715,397)
Net decrease	(425,585)	$(5,463,092)	(989,852)	$(13,163,898)
Series II shares
Sold	57,840	$743,684	269,333	$3,551,707
Distributions reinvested	—	—	249,205	3,277,476
Repurchased	(843,991)	(10,835,820)	(1,556,141)	(20,581,211)
Net decrease	(786,151)	$(10,092,136)	(1,037,603)	$(13,752,028)
Series NAV shares
Sold	692,713	$8,894,328	5,018,113	$66,035,959
Distributions reinvested	—	—	2,718,006	35,620,974
Repurchased	(4,064,452)	(51,917,768)	(3,788,726)	(50,223,586)
Net increase (decrease)	(3,371,739)	$(43,023,440)	3,947,393	$51,433,347
Total net increase (decrease)	(4,583,475)	$(58,578,668)	1,919,938	$24,517,421

Global Bond Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	40,945	$534,434	111,948	$1,434,604
Distributions reinvested	—	—	66,595	857,452
Repurchased	(218,945)	(2,843,339)	(624,888)	(7,921,535)
Net decrease	(178,000)	$(2,308,905)	(446,345)	$(5,629,479)
Series II shares
Sold	142,683	$1,822,071	444,359	$5,600,383
Distributions reinvested	—	—	120,554	1,532,139
Repurchased	(752,212)	(9,672,851)	(1,062,465)	(13,195,002)
Net decrease	(609,529)	$(7,850,780)	(497,552)	$(6,062,480)
Series NAV shares
Sold	1,387,997	$18,055,719	2,403,041	$30,104,857
Distributions reinvested	—	—	851,515	10,920,850
Repurchased	(2,155,395)	(28,068,229)	(3,416,489)	(43,587,550)
Net decrease	(767,398)	$(10,012,510)	(161,933)	$(2,561,843)
Total net decrease	(1,554,927)	$(20,172,195)	(1,105,830)	$(14,253,802)

73

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

High Yield Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	827,397	$4,399,270	931,315	$5,018,217
Distributions reinvested	—	—	846,493	4,493,362
Repurchased	(1,371,348)	(7,264,936)	(3,246,154)	(17,556,275)
Net decrease	(543,951)	$(2,865,666)	(1,468,346)	$(8,044,696)
Series II shares
Sold	268,571	$1,457,078	904,637	$4,995,297
Distributions reinvested	—	—	584,852	3,173,281
Repurchased	(1,215,686)	(6,598,317)	(2,301,517)	(12,723,278)
Net decrease	(947,115)	$(5,141,239)	(812,028)	$(4,554,700)
Series NAV shares
Sold	1,909,952	$10,037,244	2,734,052	$14,575,606
Distributions reinvested	—	—	1,056,079	5,520,410
Repurchased	(2,002,394)	(10,491,727)	(5,675,046)	(29,999,296)
Net decrease	(92,442)	$(454,483)	(1,884,915)	$(9,903,280)
Total net decrease	(1,583,508)	$(8,461,388)	(4,165,289)	$(22,502,676)

Investment Quality Bond Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	277,318	$3,040,582	703,759	$7,885,068
Distributions reinvested	—	—	423,026	4,732,125
Repurchased	(820,567)	(8,995,454)	(1,725,279)	(19,345,889)
Net decrease	(543,249)	$(5,954,872)	(598,494)	$(6,728,696)
Series II shares
Sold	358,192	$3,924,948	1,289,291	$14,593,193
Distributions reinvested	—	—	217,048	2,430,531
Repurchased	(688,162)	(7,545,261)	(1,662,575)	(18,681,180)
Net decrease	(329,970)	$(3,620,313)	(156,236)	$(1,657,456)
Series NAV shares
Sold	1,968,494	$21,461,401	1,338,981	$14,982,023
Distributions reinvested	—	—	88,330	984,545
Repurchased	(1,433,511)	(15,656,247)	(3,032,485)	(33,662,848)
Net increase (decrease)	534,983	$5,805,154	(1,605,174)	$(17,696,280)
Total net decrease	(338,236)	$(3,770,031)	(2,359,904)	$(26,082,432)

Money Market Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	125,529,226	$125,529,227	142,362,326	$142,362,326
Distributions reinvested	8,469,932	8,469,932	8,897,345	8,897,345
Repurchased	(192,241,903)	(192,241,903)	(496,799,218)	(496,799,218)
Net decrease	(58,242,745)	$(58,242,744)	(345,539,547)	$(345,539,547)
Series II shares
Sold	959,377	$959,377	1,431,593	$1,431,593
Distributions reinvested	862,231	862,231	723,458	723,458
Repurchased	(21,663,426)	(21,663,426)	(40,502,372)	(40,502,372)
Net decrease	(19,841,818)	$(19,841,818)	(38,347,321)	$(38,347,321)
Series NAV shares
Sold	72,807,730	$72,807,730	201,749,527	$201,749,527
Distributions reinvested	2,487,236	2,487,236	2,509,675	2,509,675
Repurchased	(106,043,055)	(106,043,055)	(200,633,559)	(200,633,559)
Net increase (decrease)	(30,748,089)	$(30,748,089)	3,625,643	$3,625,643
Total net decrease	(108,832,652)	$(108,832,651)	(380,261,225)	$(380,261,225)

New Income Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	623,531	$7,831,460	4,837,106	$61,534,811
Distributions reinvested	—	—	3,053,099	38,813,218
Repurchased	(4,341,164)	(54,085,077)	(5,303,785)	(68,108,083)
Net increase (decrease)	(3,717,633)	$(46,253,617)	2,586,420	$32,239,946
Total net increase (decrease)	(3,717,633)	$(46,253,617)	2,586,420	$32,239,946

74

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Select Bond Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	380,413	$5,026,697	1,046,717	$14,147,423
Distributions reinvested	—	—	408,059	5,492,118
Repurchased	(808,128)	(10,659,999)	(1,775,971)	(24,069,460)
Net decrease	(427,715)	$(5,633,302)	(321,195)	$(4,429,919)
Series II shares
Sold	3,012,547	$39,812,165	4,532,526	$61,379,591
Distributions reinvested	—	—	928,258	12,511,326
Repurchased	(3,614,884)	(47,777,805)	(6,852,164)	(92,871,091)
Net decrease	(602,337)	$(7,965,640)	(1,391,380)	$(18,980,174)
Series NAV shares
Sold	6,535,939	$86,891,409	18,509,785	$250,098,366
Distributions reinvested	—	—	17,908,206	240,873,500
Repurchased	(26,508,791)	(349,464,994)	(27,124,782)	(369,057,373)
Net increase (decrease)	(19,972,852)	$(262,573,585)	9,293,209	$121,914,493
Total net increase (decrease)	(21,002,904)	$(276,172,527)	7,580,634	$98,504,400

Short Term Government Income Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	77,761	$928,498	401,498	$4,899,784
Distributions reinvested	—	—	45,653	551,243
Repurchased	(300,339)	(3,589,561)	(648,349)	(7,880,796)
Net decrease	(222,578)	$(2,661,063)	(201,198)	$(2,429,769)
Series II shares
Sold	324,400	$3,878,068	539,770	$6,571,427
Distributions reinvested	—	—	28,756	347,618
Repurchased	(584,098)	(6,979,557)	(997,816)	(12,138,065)
Net decrease	(259,698)	$(3,101,489)	(429,290)	$(5,219,020)
Series NAV shares
Sold	1,511,649	$18,056,101	1,969,515	$23,947,959
Distributions reinvested	—	—	281,657	3,400,238
Repurchased	(1,842,679)	(22,008,813)	(3,175,716)	(38,661,162)
Net decrease	(331,030)	$(3,952,712)	(924,544)	$(11,312,965)
Total net decrease	(813,306)	$(9,715,264)	(1,555,032)	$(18,961,754)

Strategic Income Opportunities Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	620,774	$8,481,621	2,383,535	$32,791,634
Distributions reinvested	—	—	1,102,814	15,162,535
Repurchased	(3,083,088)	(42,007,033)	(4,031,576)	(55,542,320)
Net decrease	(2,462,314)	$(33,525,412)	(545,227)	$(7,588,151)
Series II shares
Sold	116,523	$1,583,898	356,118	$4,924,438
Distributions reinvested	—	—	95,685	1,319,118
Repurchased	(335,568)	(4,570,859)	(627,731)	(8,677,428)
Net decrease	(219,045)	$(2,986,961)	(175,928)	$(2,433,872)
Series NAV shares
Sold	345,527	$4,693,033	2,252,316	$30,855,618
Distributions reinvested	—	—	219,758	3,012,376
Repurchased	(860,822)	(11,637,755)	(365,898)	(5,032,768)
Net increase (decrease)	(515,295)	$(6,944,722)	2,106,176	$28,835,226
Total net increase (decrease)	(3,196,654)	$(43,457,095)	1,385,021	$18,813,203

Total Bond Market Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,212,101	$21,988,459	4,078,237	$41,798,046
Distributions reinvested	—	—	693,670	7,033,373
Repurchased	(1,650,700)	(16,366,733)	(2,916,577)	(29,756,408)
Net increase	561,401	$5,621,726	1,855,330	$19,075,011
Series II shares
Sold	747,649	$7,462,990	1,026,842	$10,547,069
Distributions reinvested	—	—	158,910	1,612,989
Repurchased	(960,916)	(9,556,012)	(2,424,632)	(24,785,322)
Net decrease	(213,267)	$(2,093,022)	(1,238,880)	$(12,625,264)
Series NAV shares
Sold	2,329,286	$23,153,473	4,232,894	$43,113,197
Distributions reinvested	—	—	749,602	7,595,586
Repurchased	(2,380,551)	(23,673,928)	(6,660,934)	(67,988,151)
Net decrease	(51,265)	$(520,455)	(1,678,438)	$(17,279,368)
Total net increase (decrease)	296,869	$3,008,249	(1,061,988)	$(10,829,621)

75

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Ultra Short Term Bond Trust	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	301,833	$3,449,562	1,158,878	$13,368,262
Distributions reinvested	—	—	15,958	182,354
Repurchased	(328,023)	(3,746,453)	(1,302,411)	(15,013,533)
Net decrease	(26,190)	$(296,891)	(127,575)	$(1,462,917)
Series II shares
Sold	3,582,218	$40,911,943	5,771,585	$66,547,994
Distributions reinvested	—	—	263,415	3,010,660
Repurchased	(6,869,829)	(78,450,390)	(11,281,374)	(130,034,777)
Net decrease	(3,287,611)	$(37,538,447)	(5,246,374)	$(60,476,123)
Series NAV shares
Sold	594,988	$6,796,644	1,818,364	$20,915,460
Distributions reinvested	—	—	30,958	354,108
Repurchased	(473,329)	(5,407,786)	(781,874)	(9,029,965)
Net increase	121,659	$1,388,858	1,067,448	$12,239,603
Total net decrease	(3,192,142)	$(36,446,480)	(4,306,501)	$(49,699,437)

Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust and Strategic Income Opportunities Trust where affiliates owned 99.98% and 99.75% of Series NAV, respectively. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated for the six months ended June 30, 2018.

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$71,109,091	$115,156,681	$68,574,567	$131,202,111
Core Bond Trust	1,153,824,712	752,148,426	1,224,493,354	697,696,074
Global Bond Trust	23,363,712	93,285,453	1,697,738	104,382,372
High Yield Trust	—	71,080,566	—	72,254,552
Investment Quality Bond Trust	16,013,583	73,373,257	39,485,483	48,103,594
New Income Trust	74,351,884	342,768,066	76,641,796	361,001,241
Select Bond Trust	2,204,548,582	1,528,422,955	2,535,103,435	1,258,080,910
Short Term Government Income Trust	4,499,280	7,944,540	6,168,455	11,841,642
Strategic Income Opportunities Trust	—	268,199,226	—	294,610,473
Total Bond Market Trust	16,410,664	48,715,572	—	45,537,446
Ultra Short Term Bond Trust	—	47,281,460	—	56,599,513

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of each portfolio’s net assets. The following porfolios had an affiliated ownership of 5% or more of the portfolio’s net assets:

Portfolio	Affiliated Concentration
Core Bond Trust	66.1%
Global Bond Trust	62.9%
New Income Trust	100.0%
Select Bond Trust	92.1%
Short Term Government Income Trust	39.7%

9.  INTERFUND TRADING The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Portfolio	Purchases	Sales
Active Bond Trust	—	$12,450,173
Global Bond Trust	$10,723,919	497,150

10.  DIRECT PLACEMENT SECURITIES Certain portfolios may hold private placement securities which are restricted as to resale and the porfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at June 30, 2018.

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets	Value as of 6-30-18
High Yield Trust	New Cotai, Inc., Class B	4/12/2013	$0	3	3	0.1%	$189,090

76

11.  OTHER MATTERS  The Trust and New Income Trust (the portfolio), have been named as defendants in a number of adversary proceedings in state and federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-md-2696 (S.D.N.Y.). The amount at issue for the New Income Trust is approximately $2.1 million.

On September 23, 2013, the District Court granted defendants’ omnibus motion to dismiss the SLCFC Actions, concluding that the creditors lacked standing. Plaintiffs appealed to the U.S. Court of Appeals for the Second Circuit, and on March 29, 2016, the Second Circuit affirmed the dismissal of the state law constructive fraudulent transfer claims alleged in the SLCFC Actions. The Second Circuit concluded that the creditors had standing to pursue the claims, but that the claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On September 9, 2016, Plaintiffs filed a petition requesting that the U.S. Supreme Court agree to review the Second Circuit’s decision. The shareholder defendants filed a joint brief in opposition to the petition on October 24, 2016. The Supreme Court has not yet granted or denied the petition. On February 27, 2018, the Supreme Court issued its decision on a separate case involving Section 546(e) ″Merit Management″. On April 10, 2018, the Plaintiffs filed with the Second Circuit a Motion to Recall Mandate seeking to have the Court vacate its prior decision and remand to the District Court for further proceedings consistent with Merit Management decision. On May 15, 2018, the Second Circuit issued an order recalling the mandate in anticipation of further review in light of the Merit Management decision. Separately, in the FitzSimons Action, the shareholder defendants moved to dismiss the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. Federal law. On January 6, 2017, the U.S. District Court for the Southern District of New York granted the shareholder Defendants’ motion to dismiss the international fraudulent conveyance claim. On February 23, 2017, the judge issued an order stating that he intends to permit an interlocutory appeal of the dismissal order but will wait to do so until the Court has resolved the remaining motions to dismiss filed by the other defendants. On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law.

At this time, the portfolio cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolio or if the portfolio enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the portfolio’s net asset value.

In addition, in or around May 2015, certain John Hancock Funds were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The original defendant, JHVIT U.S. High Yield Bond Trust, merged into High Yield Trust on November 5, 2010. The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”) and argues that because certain of the collateral securing the Term Loan was allegedly released, the Term Loan is undersecured. The total amount at issue for High Yield Trust is approximately $9.1 million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (the “Joint Defense Group”), and, through counsel, have been vigorously defending the action. Additionally, the John Hancock Funds have brought cross-claims against JPMorgan Chase Bank N.A. (“JPMorgan”) related to JPMorgan’s actions as administrative agent of the Term Loan.

The trial on the value of the remaining collateral commenced on April 24, 2017, and closing arguments took place on June 5, 2017. The trial focused on 40 representative assets (the “Representative Assets”), and addressed, inter alia: (1) whether the Representative Assets are fixtures and thus constitute the Term Loan Lenders’ remaining collateral, and (2) the value of, and the valuation methodology that should apply in valuing, each of the Representative Assets. On September 26, 2017 the judge issued an opinion and on October 10, 2017, the plaintiffs filed a motion for permission to appeal the judge’s decision. On December 12, 2017, the parties commenced mediation to try and extrapolate the Bankruptcy Court’s decision to each asset that may constitute the Term Loan Lenders’ remaining collateral. At a mediation session on April 19, 2018, JPMorgan and its law firm’s malpractice insurance carrier agreed on a settlement offer, but this has not yet been accepted by the Motors Trust, and mediation continues.

With respect to the Hancock Funds’ cross-claims against JPMorgan, limited discovery is currently ongoing and dispositive motions on the cross-claims are not expected until after the mediation concludes.

High Yield Trust cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to High Yield Trust, or if High Yield Trust enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on High Yield Trust’s net asset value.

12.  NEW ACCOUNTING PRONOUNCEMENT In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the portfolios.

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 30-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

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Evaluation of advisory and subadvisory agreements by the board of trustees

(f)  the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken to address performance and concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.

Profitability/Fall Out Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors; and

(k)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and

(l)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund, considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken to address performance and concluded that performance is being monitored and reasonably addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2017	Fees and Expenses	Comments

Active Bond Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Fund underperformed the average for the one- and three-year periods and outperformed the average for the five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group average for the five- and ten-year periods.

The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Core Bond Trust (Wells Capital Management Incorporated)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the ten-year period.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median. The Board also noted that effective July 1, 2018 the management fee will be reduced decreasing the expenses of the Trust.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2017	Fees and Expenses	Comments

Global Bond Trust (Pacific Investment Management Company LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three- and ten-year periods and underperformed the benchmark index for the five-year period.

Broadridge Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s five- and ten-year performance relative to its peer group average and five-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and ten-year periods and to the peer group average for the one-and three-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

High Yield Trust (Western Asset Management Company) (Western Asset Management Company Limited)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-, five- and ten-year periods.

Subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-, five- and ten-year performance relative to the benchmark index and the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Investment Quality Bond Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

83

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2017	Fees and Expenses	Comments

Money Market Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods and underperformed the average for the ten-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, five- and ten-year performance relative to the benchmark index and to the peer group average for the ten-year period.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

New Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three-, and five-year periods and underperformed the average for the ten-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s five- and ten-year performance relative to the benchmark index and to the peer group average for the ten-year period.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group average for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Select Bond Trust (f/k/a Bond Trust) (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three-and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

The Board took into account management’s discussion of the Trust’s expenses.

84

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2017	Fees and Expenses	Comments

Short Term Government Income Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-and five-year performance relative to the benchmark index and the peer group average.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2018.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Strategic Income Opportunities Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-year performance relative to the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group average for the three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Total Bond Market Trust (f/k/a Total Bond Market Trust B) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average. The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

85

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2017	Fees and Expenses	Comments

Ultra Short Term Bond Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five- periods.

Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, and five-year performance relative to the benchmark index and to the peer group average.

The Board took into account management’s discussion of the Trust’s expenses, including that the advisor will voluntarily waive a portion of its management fee effective July 1, 2018.

86

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

87

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees
Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson*
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

* Member of the Audit Committee
† Non-Independent Trustee
\# Effective 6-19-18

Officers
Andrew G. Arnott, *President*
John J. Danello, *Senior Vice President, Secretary, and Chief Legal Officer*
Francis V. Knox, Jr., *Chief Compliance Officer*
Charles A. Rizzo, *Chief Financial Officer*
Salvatore Schiavone, *Treasurer*

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTBSA 6/18
8/18

1115017: 0618

John Hancock

John Hancock
Variable Insurance Trust

Managed Volatility Aggressive Portfolio

Managed Volatility Balanced Portfolio

Managed Volatility Conservative Portfolio

Managed Volatility Growth Portfolio

Managed Volatility Moderate Porfolio

eDelivery Your account at your fingertips.
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Sign up online and get immediate, secure access to your account details and documents for free.

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Semiannual Report
June 30, 2018

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3
Shareholder expense example	4
Portfolio of investments (See below for each portfolio’s page #)	6
Statements of assets and liabilities	12
Statements of operations	13
Statements of changes in net assets	14
Financial highlights	15
Notes to financial statements	18
Evaluation of advisory and subadvisory agreements by the board of trustees	28
For more information	34

Portfolio	Portfolio of investments
Managed Volatility Aggressive Portfolio	6
Managed Volatility Growth Portfolio	6
Managed Volatility Balanced Portfolio	8
Managed Volatility Moderate Portfolio	9
Managed Volatility Conservative Portfolio	10

2

John Hancock Variable Insurance Trust

Sector weightings*

Managed Volatility Aggressive
Portfolio

Equity Asset Allocation	% of Total
U.S. Large Cap	37.8
Large Blend	20.7
International Large Cap	12.0
U.S. Mid Cap	8.4
Emerging Markets	7.8
U.S. Small Cap	5.6
International Small Cap	5.0
Real Estate	2.0
Total Equity Asset Allocation	99.3
Short-term investments and other	0.7

Managed Volatility Growth Portfolio

Equity Asset Allocation	% of Total
Large Blend	33.6
U.S. Large Cap	18.6
International Large Cap	4.4
Emerging Markets	4.3
U.S. Mid Cap	4.1
U.S. Small Cap	3.2
International Small Cap	1.9
Total Equity Asset Allocation	70.1

Fixed Income Asset Allocation	% of Total
Intermediate Bond	22.7
Multi-Sector Bond	4.5
Global Bond	1.2
Short-Term Bond	0.3
Total Fixed Income Asset Allocation	28.7

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.2
Short-term investments and other	1.0

Managed Volatility Balanced Portfolio

Equity Asset Allocation	% of Total
Large Blend	23.0
U.S. Large Cap	15.6
U.S. Mid Cap	2.6
International Large Cap	2.6
Emerging Markets	2.6
U.S. Small Cap	2.2
International Small Cap	1.1
Total Equity Asset Allocation	49.7

Fixed Income Asset Allocation	% of Total
Intermediate Bond	38.8
Multi-Sector Bond	7.6
Global Bond	2.0
Short-Term Bond	0.7
Total Fixed Income Asset Allocation	49.1

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.3
Short-term investments and other	0.9

Managed Volatility Moderate
Portfolio

Equity Asset Allocation	% of Total
Large Blend	19.1
U.S. Large Cap	12.9
U.S. Mid Cap	1.9
U.S. Small Cap	1.8
Emerging Markets	1.7
International Large Cap	1.5
International Small Cap	0.6
Total Equity Asset Allocation	39.5

Fixed Income Asset Allocation	% of Total
Intermediate Bond	46.7
Multi-Sector Bond	9.2
Global Bond	2.4
Short-Term Bond	0.9
Total Fixed Income Asset Allocation	59.2

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.4
Short-term investments and other	0.9

Managed Volatility Conservative Portfolio

Equity Asset Allocation	% of Total
Large Blend	9.2
U.S. Large Cap	7.3
U.S. Small Cap	0.8
Emerging Markets	0.8
International Large Cap	0.7
U.S. Mid Cap	0.6
International Small Cap	0.3
Total Equity Asset Allocation	19.7

Fixed Income Asset Allocation	% of Total
Intermediate Bond	62.2
Multi-Sector Bond	12.2
Global Bond	3.4
Short-Term Bond	1.1
Total Fixed Income Asset Allocation	78.9

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.5
Short-term investments and other	0.9

*	As a percentage of net assets.

3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Managed Volatility Portfolio, you incur ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio[2]
Managed Volatility Aggressive Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,013.40	$0.45	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Series II	Actual expenses/actual returns	1,000.00	1,012.60	1.45	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,014.30	0.20	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%
Managed Volatility Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,005.50	$0.45	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Series II	Actual expenses/actual returns	1,000.00	1,004.80	1.44	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,005.50	0.20	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%
Managed Volatility Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,001.50	$0.45	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Series II	Actual expenses/actual returns	1,000.00	1,000.80	1.44	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,001.50	0.20	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%
Managed Volatility Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,000.80	$0.45	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Series II	Actual expenses/actual returns	1,000.00	1,000.00	1.44	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,000.80	0.20	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%

4

John Hancock Variable Insurance Trust
Shareholder expense example

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio[2]
Managed Volatility Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$993.00	$0.44	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Series II	Actual expenses/actual returns	1,000.00	991.20	1.43	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Series NAV	Actual expenses/actual returns	1,000.00	993.00	0.20	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios for the period ended 6-30-2018 was as follows:

Portfolio	Range	Portfolio	Range
Managed Volatility Aggressive Portfolio	0.35% - 1.07%	Managed Volatility Moderate Portfolio	0.53% - 1.07%
Managed Volatility Growth Portfolio	0.35% - 1.07%	Managed Volatility Conservative Portfolio	0.53% - 1.07%
Managed Volatility Balanced Portfolio	0.35% - 1.07%

5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.3%
Equity - 99.3%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	627,501	$24,491,361
Capital Appreciation, Series NAV,
JHVIT (Jennison)	1,459,951	23,797,197
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	827,161	9,470,990
Emerging Markets Value, Series NAV,
JHVIT (DFA)	2,122,505	20,864,227
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	2,235,648	38,788,493
Fundamental Large Cap Value, Class NAV, JHF II
(JHAM) (B)(C)	2,228,151	31,171,852
International Growth, Class NAV, JHF
III (Wellington)	477,414	13,443,973
International Growth Stock, Series NAV,
JHVIT (Invesco)	1,121,004	19,572,730
International Value, Series NAV,
JHVIT (Templeton)	1,713,680	23,528,825
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	1,160,859	9,704,781
Mid Cap Stock, Series NAV, JHVIT (Wellington)	805,312	16,355,888
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,170,803	13,944,259
Multifactor Large Cap ETF, JHETF (DFA)	119,029	4,192,201
Multifactor Mid Cap ETF, JHETF (DFA)	60,343	2,102,453
Real Estate Securities, Series NAV,
JHVIT (Deutsche)	386,074	7,648,127
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	269,478	4,807,490
Small Cap Stock, Series NAV, JHVIT
(Wellington) (E)(F)	530,932	6,057,933
Small Cap Value, Series NAV,
JHVIT (Wellington)	257,891	5,400,233
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	247,347	5,320,440
Strategic Equity Allocation, Series NAV, JHVIT
(JHAM) (B)(C)	3,994,094	80,161,467
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	1,251,897	23,873,667
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $337,855,584)		$384,698,587

SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.1%
U.S. Treasury Bill
1.720%, 07/26/2018 *	$425,000	424,512
1.880%, 09/27/2018 *	185,000	184,156
		608,668
U.S. Government Agency - 0.6%
Federal Agricultural Mortgage Corp. Discount
Note
1.630%, 07/02/2018 *	188,000	188,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	1,566,000	1,566,000
1.895%, 08/03/2018 *	460,000	459,215
		2,213,215

Managed Volatility Aggressive Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.0%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (G)	62,256	$62,256
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,884,022)		$2,884,139
Total Investments (Managed Volatility
Aggressive Portfolio) (Cost $340,739,606) - 100.0%		$387,582,726
Other assets and liabilities, net - (0.0%)		(40,650)
TOTAL NET ASSETS - 100.0%		$387,542,076

Security Abbreviations and Legend

JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Formerly known as Small Cap Growth Trust.
(F)	Non-income producing.
(G)	The rate shown is the annualized seven-day yield as of 6-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Managed Volatility Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 70.1%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	7,161,570	$279,516,085
Capital Appreciation, Series NAV,
JHVIT (Jennison)	16,616,345	270,846,426
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	10,859,789	124,344,583
Emerging Markets Value, Series NAV,
JHVIT (DFA)	29,133,559	286,382,886
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	26,559,571	460,808,554
Fundamental Large Cap Value, Class NAV, JHF II
(JHAM) (B)(C)	26,586,545	371,945,758
International Growth, Class NAV, JHF
III (Wellington)	4,288,215	120,756,129
International Growth Stock, Series NAV,
JHVIT (Invesco)	10,136,924	176,990,701
International Value, Series NAV,
JHVIT (Templeton)	19,461,839	267,211,050
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	3,766,683	31,489,470
Mid Cap Stock, Series NAV, JHVIT (Wellington)	8,138,623	165,295,437
Mid Value, Series NAV, JHVIT (T. Rowe Price)	14,635,325	174,306,717
Multifactor Large Cap ETF, JHETF (DFA)	2,901,434	102,188,505
Multifactor Mid Cap ETF, JHETF (DFA)	1,477,579	51,481,364
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	3,579,898	63,865,379
Small Cap Stock, Series NAV, JHVIT
(Wellington) (E)(F)	7,128,947	81,341,287

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Equity (continued)
Small Cap Value, Series NAV,
JHVIT (Wellington)	3,518,410	$73,675,506
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	3,430,827	73,797,085
Strategic Equity Allocation, Series NAV, JHVIT
(JHAM) (B)(C)	158,374,433	3,178,574,866
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	14,250,410	271,755,317
		6,626,573,105
Fixed income - 28.7%
Core Bond, Series NAV, JHVIT (Wells Capital)	19,049,149	243,448,121
Global Bond, Series NAV, JHVIT (PIMCO)	8,752,389	111,855,538
New Income, Series NAV, JHVIT (T. Rowe Price)	33,804,889	421,208,920
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(G)	128,306,780	1,694,932,563
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	2,811,652	33,627,355
Total Return, Class NAV, JHF II (PIMCO)	15,419,006	203,685,074
		2,708,757,571
Alternative - 0.2%
Global Conservative Absolute Return, Class NAV,
JHBT (Standard Life) (F)	2,564,094	23,743,514
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $8,232,197,009)		$9,359,074,190

SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.1%
Eli Lilly & Company
1.850%, 07/09/2018 *	$1,660,000	1,659,116
Koch Resources LLC
1.880%, 07/02/2018 *	3,800,000	3,799,395
		5,458,511
U.S. Government - 0.1%
U.S. Treasury Bill
1.720%, 07/26/2018 *	8,815,000	8,804,892
1.880%, 09/27/2018 *	5,420,000	5,395,280
		14,200,172

Managed Volatility Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency - 0.4%
Federal Agricultural Mortgage Corp. Discount
Note
1.630%, 07/02/2018 *	$2,869,000	$2,869,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	25,440,000	25,440,000
1.895%, 08/03/2018 *	8,680,000	8,665,183
		36,974,183
Money market funds - 0.0%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (H)	1,182,898	1,182,898
TOTAL SHORT-TERM INVESTMENTS
(Cost $57,814,271)		$57,815,764
Total Investments (Managed Volatility Growth
Portfolio) (Cost $8,290,011,280) - 99.6%		$9,416,889,954
Other assets and liabilities, net - 0.4%		36,121,378
TOTAL NET ASSETS - 100.0%		$9,453,011,332

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Formerly known as Small Cap Growth Trust.
(F)	Non-income producing.
(G)	Formerly known as Bond Trust.
(H)	The rate shown is the annualized seven-day yield as of 6-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	356	Long	Sep 2018	$29,943,047	$29,450,100	$(492,947)
Euro FX Futures	453	Long	Sep 2018	67,362,513	66,457,931	(904,582)
Euro STOXX 50 Index Futures	1,636	Long	Sep 2018	66,186,838	64,460,973	(1,725,865)
FTSE 100 Index Futures	297	Long	Sep 2018	30,029,099	29,654,179	(374,920)
Japanese Yen Currency Futures	122	Long	Sep 2018	13,967,536	13,827,938	(139,598)
MSCI Emerging Markets Index Futures	1,434	Long	Sep 2018	81,155,237	76,238,610	(4,916,627)
Nikkei 225 Futures	68	Long	Sep 2018	13,801,362	13,690,286	(111,076)
Russell 2000 Index E-Mini Futures	380	Long	Sep 2018	31,851,104	31,302,500	(548,604)
S&P 500 Index E-Mini Futures	2,859	Long	Sep 2018	397,792,812	389,052,720	(8,740,092)
S&P MidCap 400 Index E-Mini Futures	337	Long	Sep 2018	67,633,255	65,920,570	(1,712,685)
						$(19,666,996)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 49.7%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	4,620,078	$180,321,628
Capital Appreciation, Series NAV,
JHVIT (Jennison)	10,720,364	174,741,937
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	4,766,726	54,579,015
Emerging Markets Value, Series NAV,
JHVIT (DFA)	13,881,161	136,451,810
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	17,268,908	299,615,549
Fundamental Large Cap Value, Class NAV, JHF II
(JHAM) (B)(C)	17,292,323	241,919,605
International Growth, Class NAV, JHF
III (Wellington)	1,957,066	55,110,990
International Growth Stock, Series NAV,
JHVIT (Invesco)	4,612,786	80,539,242
International Value, Series NAV,
JHVIT (Templeton)	10,033,733	137,763,155
Mid Cap Stock, Series NAV, JHVIT (Wellington)	3,758,957	76,344,416
Mid Value, Series NAV, JHVIT (T. Rowe Price)	6,537,732	77,864,388
Multifactor Large Cap ETF, JHETF (DFA)	2,227,690	78,459,242
Multifactor Mid Cap ETF, JHETF (DFA)	1,139,858	39,714,590
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	1,936,089	34,539,836
Small Cap Stock, Series NAV, JHVIT
(Wellington) (E)(F)	4,060,527	46,330,614
Small Cap Value, Series NAV,
JHVIT (Wellington)	1,955,431	40,946,718
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	1,898,887	40,845,059
Strategic Equity Allocation, Series NAV, JHVIT
(JHAM) (B)(C)	84,756,152	1,701,055,971
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	9,184,849	175,155,069
		3,672,298,834
Fixed income - 49.1%
Core Bond, Series NAV, JHVIT (Wells Capital)	25,500,974	325,902,453
Global Bond, Series NAV, JHVIT (PIMCO)	11,707,864	149,626,506
New Income, Series NAV, JHVIT (T. Rowe Price)	45,260,217	563,942,302
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(G)	171,714,836	2,268,352,978
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	4,322,129	51,692,660
Total Return, Class NAV, JHF II (PIMCO)	20,599,072	272,113,742
		3,631,630,641
Alternative - 0.3%
Global Conservative Absolute Return, Class NAV,
JHBT (Standard Life) (F)	2,404,927	22,269,621
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $6,828,776,171)		$7,326,199,096

Managed Volatility Balanced Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.1%
Eli Lilly & Company
1.850%, 07/09/2018 *	$1,435,000	$1,434,235
Koch Resources LLC
1.880%, 07/02/2018 *	3,115,000	3,114,507
		4,548,742
U.S. Government - 0.1%
U.S. Treasury Bill
1.720%, 07/26/2018 *	7,235,000	7,226,703
1.880%, 09/27/2018 *	3,035,000	3,021,156
		10,247,859
U.S. Government Agency - 0.4%
Federal Agricultural Mortgage Corp. Discount
Note
1.630%, 07/02/2018 *	2,517,000	2,517,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	22,319,000	22,319,000
1.895%, 08/03/2018 *	7,500,000	7,487,198
		32,323,198
Money market funds - 0.0%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (H)	947,557	947,557
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,066,105)		$48,067,356
Total Investments (Managed Volatility
Balanced Portfolio) (Cost $6,876,842,276) - 99.7%		$7,374,266,452
Other assets and liabilities, net - 0.3%		20,099,617
TOTAL NET ASSETS - 100.0%		$7,394,366,069

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Formerly known as Small Cap Growth Trust.
(F)	Non-income producing.
(G)	Formerly known as Bond Trust.
(H)	The rate shown is the annualized seven-day yield as of 6-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	189	Long	Sep 2018	$15,896,730	$15,635,025	$(261,705)
Euro FX Futures	209	Long	Sep 2018	31,078,952	30,661,606	(417,346)
Euro STOXX 50 Index Futures	760	Long	Sep 2018	30,746,942	29,945,195	(801,747)
FTSE 100 Index Futures	158	Long	Sep 2018	15,975,077	15,775,624	(199,453)
Japanese Yen Currency Futures	145	Long	Sep 2018	16,600,760	16,434,844	(165,916)
MSCI Emerging Markets Index Futures	708	Long	Sep 2018	40,068,276	37,640,820	(2,427,456)

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)

FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Nikkei 225 Futures	81	Long	Sep 2018	$16,439,857	$16,307,546	$(132,311)
Russell 2000 Index E-Mini Futures	215	Long	Sep 2018	18,021,019	17,710,625	(310,394)
S&P 500 Index E-Mini Futures	1,738	Long	Sep 2018	241,820,184	236,507,040	(5,313,144)
S&P MidCap 400 Index E-Mini Futures	189	Long	Sep 2018	37,930,816	36,970,290	(960,526)
						$(10,989,998)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Managed Volatility Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 39.5%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	1,193,929	$46,599,031
Capital Appreciation, Series NAV,
JHVIT (Jennison)	2,756,754	44,935,087
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	1,010,010	11,564,616
Emerging Markets Value, Series NAV,
JHVIT (DFA)	2,531,152	24,881,229
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	4,449,404	77,197,165
Fundamental Large Cap Value, Class NAV, JHF II
(JHAM) (B)(C)	4,466,327	62,483,916
International Growth, Class NAV, JHF
III (Wellington)	318,685	8,974,159
International Growth Stock, Series NAV,
JHVIT (Invesco)	758,038	13,235,338
International Value, Series NAV,
JHVIT (Templeton)	1,647,829	22,624,694
Mid Cap Stock, Series NAV, JHVIT (Wellington)	1,003,294	20,376,906
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,725,493	20,550,621
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	454,722	8,112,248
Small Cap Stock, Series NAV, JHVIT
(Wellington) (E)(F)	961,579	10,971,620
Small Cap Value, Series NAV,
JHVIT (Wellington)	467,334	9,785,967
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	449,846	9,676,192
Strategic Equity Allocation, Series NAV, JHVIT
(JHAM) (B)(C)	20,281,897	407,057,671
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	2,363,691	45,075,595
		844,102,055
Fixed income - 59.2%
Core Bond, Series NAV, JHVIT (Wells Capital)	8,880,455	113,492,217
Global Bond, Series NAV, JHVIT (PIMCO)	4,079,068	52,130,488
New Income, Series NAV, JHVIT (T. Rowe Price)	15,770,833	196,504,579
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(G)	59,787,671	789,795,132
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	1,408,690	16,847,933
Total Return, Class NAV, JHF II (PIMCO)	7,183,083	94,888,526
		1,263,658,875
Alternative - 0.4%
Global Conservative Absolute Return, Class NAV,
JHBT (Standard Life) (F)	927,232	8,586,169
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,031,799,501)		$2,116,347,099

Managed Volatility Moderate Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.1%
Eli Lilly & Company
1.850%, 07/09/2018 *	$405,000	$404,784
Koch Resources LLC
1.880%, 07/02/2018 *	920,000	919,855
		1,324,639
U.S. Government - 0.1%
U.S. Treasury Bill
1.720%, 07/26/2018 *	2,135,000	2,132,552
1.880%, 09/27/2018 *	815,000	811,282
		2,943,834
U.S. Government Agency - 0.5%
Federal Agricultural Mortgage Corp. Discount
Note
1.630%, 07/02/2018 *	765,000	765,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	6,780,000	6,780,000
1.895%, 08/03/2018 *	2,110,000	2,106,398
		9,651,398
Money market funds - 0.0%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (H)	189,754	189,754
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,109,249)		$14,109,625
Total Investments (Managed Volatility
Moderate Portfolio) (Cost $2,045,908,750) - 99.8%		$2,130,456,724
Other assets and liabilities, net - 0.2%		5,337,687
TOTAL NET ASSETS - 100.0%		$2,135,794,411

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Formerly known as Small Cap Growth Trust.
(F)	Non-income producing.
(G)	Formerly known as Bond Trust.
(H)	The rate shown is the annualized seven-day yield as of 6-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	46	Long	Sep 2018	$3,862,626	$3,805,350	$(57,276)
Euro FX Futures	60	Long	Sep 2018	8,908,012	8,802,375	(105,637)
Euro STOXX 50 Index Futures	227	Long	Sep 2018	9,142,687	8,944,157	(198,530)
FTSE 100 Index Futures	39	Long	Sep 2018	3,926,029	3,893,983	(32,046)
Japanese Yen Currency Futures	36	Long	Sep 2018	4,121,128	4,080,375	(40,753)
MSCI Emerging Markets Index Futures	171	Long	Sep 2018	9,543,249	9,091,215	(452,034)
Nikkei 225 Futures	20	Long	Sep 2018	4,051,997	4,026,555	(25,442)
Russell 2000 Index E-Mini Futures	52	Long	Sep 2018	4,354,383	4,283,500	(70,883)
S&P 500 Index E-Mini Futures	439	Long	Sep 2018	60,911,521	59,739,120	(1,172,401)
S&P MidCap 400 Index E-Mini Futures	43	Long	Sep 2018	8,607,847	8,411,230	(196,617)
						$(2,351,619)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Managed Volatility Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 19.7%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	389,619	$15,206,830
Capital Appreciation, Series NAV,
JHVIT (Jennison)	908,272	14,804,833
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	216,189	2,475,362
Emerging Markets Value, Series NAV,
JHVIT (DFA)	753,862	7,410,468
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	1,433,298	24,867,728
Fundamental Large Cap Value, Class NAV, JHF II
(JHAM) (B)(C)	1,455,895	20,367,963
International Growth, Class NAV, JHF
III (Wellington)	85,942	2,420,129
International Growth Stock, Series NAV,
JHVIT (Invesco)	204,049	3,562,702
International Value, Series NAV,
JHVIT (Templeton)	442,654	6,077,644
Mid Cap Stock, Series NAV, JHVIT (Wellington)	169,525	3,443,057
Mid Value, Series NAV, JHVIT (T. Rowe Price)	296,492	3,531,224
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	120,005	2,140,883
Small Cap Stock, Series NAV, JHVIT
(Wellington) (E)(F)	255,032	2,909,919
Small Cap Value, Series NAV,
JHVIT (Wellington)	119,923	2,511,190
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	117,716	2,532,069
Strategic Equity Allocation, Series NAV, JHVIT
(JHAM) (B)(C)	5,646,199	113,319,215
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	776,061	14,799,488
		242,380,704
Fixed income - 78.9%
Core Bond, Series NAV, JHVIT (Wells Capital)	6,793,201	86,817,110
Global Bond, Series NAV, JHVIT (PIMCO)	3,230,229	41,282,330
New Income, Series NAV, JHVIT (T. Rowe Price)	12,069,678	150,388,189
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(G)	45,748,676	604,340,007
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	1,135,230	13,577,351

Managed Volatility Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Fixed income (continued)
Total Return, Class NAV, JHF II (PIMCO)	5,494,483	$72,582,125
		968,987,112
Alternative - 0.5%
Global Conservative Absolute Return, Class NAV,
JHBT (Standard Life) (F)	662,120	6,131,231
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,231,929,249)		$1,217,499,047

SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.1%
Koch Resources LLC
1.880%, 07/02/2018 *	$600,000	599,906
U.S. Government - 0.2%
U.S. Treasury Bill
1.720%, 07/26/2018 *	1,390,000	1,388,406
1.880%, 09/27/2018 *	545,000	542,514
		1,930,920
U.S. Government Agency - 0.5%
Federal Agricultural Mortgage Corp. Discount
Note
1.630%, 07/02/2018 *	540,000	540,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	4,785,000	4,785,000
1.895%, 08/03/2018 *	1,250,000	1,247,866
		6,572,866
Money market funds - 0.0%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (H)	175,980	175,980
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,279,380)		$9,279,672
Total Investments (Managed Volatility
Conservative Portfolio) (Cost $1,241,208,629) - 99.9%		$1,226,778,719
Other assets and liabilities, net - 0.1%		1,413,367
TOTAL NET ASSETS - 100.0%		$1,228,192,086

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Managed Volatility Conservative Portfolio (continued)

(D)	Formerly known as Small Company Growth Fund.
(E)	Formerly known as Small Cap Growth Trust.
(F)	Non-income producing.
(G)	Formerly known as Bond Trust.
(H)	The rate shown is the annualized seven-day yield as of 6-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	13	Long	Sep 2018	$1,091,355	$1,075,425	$(15,930)
Euro FX Futures	17	Long	Sep 2018	2,520,677	2,494,006	(26,671)
Euro STOXX 50 Index Futures	64	Long	Sep 2018	2,582,513	2,521,701	(60,812)
FTSE 100 Index Futures	10	Long	Sep 2018	1,009,602	998,457	(11,145)
Japanese Yen Currency Futures	10	Long	Sep 2018	1,144,226	1,133,438	(10,788)
MSCI Emerging Markets Index Futures	47	Long	Sep 2018	2,630,604	2,498,755	(131,849)
Nikkei 225 Futures	5	Long	Sep 2018	1,015,798	1,006,639	(9,159)
Russell 2000 Index E-Mini Futures	13	Long	Sep 2018	1,088,945	1,070,875	(18,070)
S&P 500 Index E-Mini Futures	132	Long	Sep 2018	18,328,868	17,962,560	(366,308)
S&P MidCap 400 Index E-Mini Futures	11	Long	Sep 2018	2,201,791	2,151,711	(50,080)
						$(700,812)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Investment companies

Underlying Funds’ Investment Managers
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, LP	(DFA)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company, LLC	(PIMCO)
Redwood Investments, LLC	(Redwood)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2018 (unaudited)

	Managed	Managed	Managed	Managed	Managed
	Volatility	Volatility	Volatility	Volatility	Volatility
	Aggressive	Growth	Balanced	Moderate	Conservative
Assets	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Unaffiliated investments, at value	$2,884,139	$57,815,764	$48,067,356	$14,109,625	$9,279,672
Affiliated funds, at value	384,698,587	9,359,074,190	7,326,199,096	2,116,347,099	1,217,499,047
Total investments, at value	387,582,726	9,416,889,954	7,374,266,452	2,130,456,724	1,226,778,719
Receivable for futures variation margin	—	2,416,827	1,231,907	1,379,160	142,389
Cash	424,451	8,803,604	7,225,647	1,441,448	1,388,203
Foreign currency, at value	—	2,209,620	1,059,817	208,257	97,342
Cash held at broker for futures contracts	5,002	31,927,749	18,192,628	4,569,710	1,256,740
Dividends and interest receivable	3,918	51,047	27,529	1,361	2,428
Receivable for fund shares sold	358,743	22,710	42,487	6,787	—
Receivable for investments sold	—	2,382,413	2,732,345	995,214	745,612
Receivable due from advisor	9,345	17,873	14,180	4,454	6,685
Other assets	3,288	15,145	13,023	5,491	4,339
Total assets	388,387,473	9,464,736,942	7,404,806,015	2,139,068,606	1,230,422,457

Liabilities
Payable for investments purchased	739,813	8,803,648	7,225,682	2,132,251	1,388,210
Payable for fund shares repurchased	41,271	2,272,969	2,680,795	973,029	728,925
Payable to affiliates
Accounting and legal services fees	22,447	543,554	423,252	122,153	69,494
Trustees’ fees	459	3,404	3,125	1,228	964
Other liabilities and accrued expenses	41,407	102,035	107,092	45,534	42,778
Total liabilities	845,397	11,725,610	10,439,946	3,274,195	2,230,371
Net assets	$387,542,076	$9,453,011,332	$7,394,366,069	$2,135,794,411	$1,228,192,086

Net assets consist of
Paid-in capital	$318,009,257	$7,463,402,254	$6,359,409,460	$1,901,780,715	$1,213,460,955
Undistributed net investment income (loss)	(127,835)	(9,569,778)	(6,074,494)	(2,032,123)	(1,090,827)
Accumulated net realized gain (loss) on investments	22,817,534	892,713,905	554,125,075	153,673,668	30,916,805
Net unrealized appreciation (depreciation) on investments	46,843,120	1,106,464,951	486,906,028	82,372,151	(15,094,847)
Net assets	$387,542,076	$9,453,011,332	$7,394,366,069	$2,135,794,411	$1,228,192,086
Unaffiliated investments, including repurchase agreements, at cost	$2,884,022	$57,814,271	$48,066,105	$14,109,249	$9,279,380
Affiliated funds, at cost	$337,855,584	$8,232,197,009	$6,828,776,171	$2,031,799,501	$1,231,929,249
Foreign currency, at cost	—	$2,194,701	$1,052,056	$205,473	$96,796

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$74,623,103	$675,579,326	$602,374,417	$253,435,858	$169,606,999
Shares outstanding	6,187,021	46,187,154	46,416,499	20,543,117	14,878,539
Net asset value, offering price and redemption price per share	$12.06	$14.63	$12.98	$12.34	$11.40

Series II
Net assets	$81,002,126	$8,002,398,463	$5,557,477,618	$1,748,607,551	$1,006,153,828
Shares outstanding	6,742,549	549,284,987	431,200,619	142,796,728	89,005,282
Net asset value, offering price and redemption price per share	$12.01	$14.57	$12.89	$12.25	$11.30

Series NAV
Net assets	$231,916,847	$775,033,543	$1,234,514,034	$133,751,002	$52,431,259
Shares outstanding	19,217,140	52,901,899	94,865,959	10,829,375	4,587,394
Net asset value, offering price and redemption price per share	$12.07	$14.65	$13.01	$12.35	$11.43

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2018 (unaudited)

	Managed	Managed	Managed	Managed	Managed
	Volatility	Volatility	Volatility	Volatility	Volatility
	Aggressive	Growth	Balanced	Moderate	Conservative
Investment income	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Income distributions received from affiliated funds	$42,069	$2,025,730	$2,140,355	$512,575	$383,850
Interest	33,542	898,864	655,170	180,090	100,734
Total investment income	75,611	2,924,594	2,795,525	692,665	484,584

Expenses
Investment management fees	121,681	2,931,152	2,213,457	551,420	313,344
Distribution and service fees	125,355	10,518,714	7,334,030	2,323,330	1,346,475
Accounting and legal services fees	30,718	751,048	585,442	168,964	96,676
Trustees’ fees	3,547	81,819	64,421	18,898	11,244
Custodian fees	20,301	20,461	20,472	20,461	20,461
Printing and postage	15,923	126,323	117,551	34,251	26,277
Professional fees	19,926	89,111	75,220	34,248	27,598
Other	3,486	32,531	26,503	9,746	7,050
Total expenses	340,937	14,551,159	10,437,096	3,161,318	1,849,125
Less expense reductions	(137,491)	(2,056,787)	(1,567,077)	(436,530)	(273,714)
Net expenses	203,446	12,494,372	8,870,019	2,724,788	1,575,411
Net investment loss	(127,835)	(9,569,778)	(6,074,494)	(2,032,123)	(1,090,827)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,791	3,897	3,568	609	(41)
Affiliated funds	3,146,443	146,970,349	79,615,181	24,870,884	2,248,845
Capital gain distributions received from affiliated funds	1,382,509	19,662,435	9,841,889	2,307,901	409,198
Futures contracts	(950,293)	26,057,169	17,178,609	6,080,568	1,918,052
	3,583,450	192,693,850	106,639,247	33,259,962	4,576,054
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	39,509	93,748	57,577	15,631	4,813
Affiliated funds	2,034,263	(98,699,935)	(74,915,397)	(28,018,580)	(12,981,587)
Futures contracts	—	(34,854,162)	(19,321,002)	(4,008,664)	(1,135,154)
	2,073,772	(133,460,349)	(94,178,822)	(32,011,613)	(14,111,928)
Net realized and unrealized gain (loss)	5,657,222	59,233,501	12,460,425	1,248,349	(9,535,874)

Increase (decrease) in net assets from operations	$5,529,387	$49,663,723	$6,385,931	$(783,774)	$(10,626,701)

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility		Managed Volatility		Managed Volatility
	Aggressive Portfolio		Growth Portfolio		Balanced Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$(127,835)	$4,320,494	$(9,569,778)	146,788,444	$(6,074,494)	138,243,117
Net realized gain (loss)	3,583,450	27,950,532	192,693,850	801,030,030	106,639,247	505,108,920
Change in net unrealized appreciation (depreciation)	2,073,772	44,406,839	(133,460,349)	709,537,245	(94,178,822)	389,171,667
Increase (decrease) in net assets resulting from operations	5,529,387	76,677,865	49,663,723	1,657,355,719	6,385,931	1,032,523,704
Distributions to shareholders
From net investment income
Series I	—	(887,960)	—	(11,476,268)	—	(12,067,670)
Series II	—	(817,361)	—	(122,412,391)	—	(101,767,587)
Series NAV	—	(2,615,488)	—	(12,909,290)	—	(24,417,666)
From net realized gain
Series I	—	(422,624)	—	(27,697,768)	—	(25,087,611)
Series II	—	(465,003)	—	(335,815,870)	—	(238,997,371)
Series NAV	—	(1,196,235)	—	(29,223,812)	—	(48,949,581)
Total distributions	—	(6,404,671)	—	(539,535,399)	—	(451,287,486)
From portfolio share transactions
Portfolio share transactions	(12,655,732)	(32,043,255)	(615,689,505)	(628,898,827)	(510,998,388)	(548,266,818)
Total from portfolio share transactions	(12,655,732)	(32,043,255)	(615,689,505)	(628,898,827)	(510,998,388)	(548,266,818)
Total increase (decrease)	(7,126,345)	38,229,939	(566,025,782)	488,921,493	(504,612,457)	32,969,400

Net assets
Beginning of period	394,668,421	356,438,482	10,019,037,114	9,530,115,621	7,898,978,526	7,866,009,126
End of period	$387,542,076	$394,668,421	$9,453,011,332	$10,019,037,114	$7,394,366,069	$7,898,978,526

Undistributed net investment income (loss)	$(127,835)	—	$(9,569,778)	—	$(6,074,494)	—

	Managed Volatility		Managed Volatility
	Moderate Portfolio		Conservative Portfolio
	Six months		Six months
	ended		ended
	6-30-18	Year ended	6-30-18	Year ended
Increase (decrease) in net assets	(unaudited)	12-31-17	(unaudited)	12-31-17
From operations
Net investment income (loss)	$(2,032,123)	$42,835,383	$(1,090,827)	$29,256,266
Net realized gain (loss)	33,259,962	133,067,860	4,576,054	35,519,991
Change in net unrealized appreciation (depreciation)	(32,011,613)	82,920,132	(14,111,928)	39,872,873
Increase (decrease) in net assets resulting from operations	(783,774)	258,823,375	(10,626,701)	104,649,130
Distributions to shareholders
From net investment income
Series I	—	(5,368,646)	—	(4,084,488)
Series II	—	(34,715,866)	—	(23,665,166)
Series NAV	—	(2,751,817)	—	(1,507,288)
From net realized gain
Series I	—	(9,173,774)	—	(3,604,809)
Series II	—	(66,996,390)	—	(23,008,090)
Series NAV	—	(4,166,914)	—	(984,709)
Total distributions	—	(123,173,407)	—	(56,854,550)
From portfolio share transactions
Portfolio share transactions	(153,802,134)	(187,086,146)	(114,775,904)	(168,456,726)
Total from portfolio share transactions	(153,802,134)	(187,086,146)	(114,775,904)	(168,456,726)
Total increase (decrease)	(154,585,908)	(51,436,178)	(125,402,605)	(120,662,146)

Net assets
Beginning of period	2,290,380,319	2,341,816,497	1,353,594,691	1,474,256,837
End of period	$2,135,794,411	$2,290,380,319	$1,228,192,086	$1,353,594,691

Undistributed net investment income (loss)	$(2,032,123)	—	$(1,090,827)	—

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unreal- ized gain (loss) on invest- ments ($)	Total from invest- ment opera- tions ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reduc- tions (%)[4]	Expenses including reduc- tions (%)[4]	Net invest- ment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Aggressive Portfolio
Series I
6-30-2018[5]	11.90	—	[6]	0.16	0.16	—	—	—	12.06	1.34	[7]	0.16[8]	0.09[8]	(0.05)[8]	75	3
12-31-2017	9.85	0.13		2.11	2.24	(0.13)	(0.06)	(0.19)	11.90	22.82		0.16	0.09	1.15	80	15
12-31-2016	9.91	0.14		0.05	0.19	(0.14)	(0.11)	(0.25)	9.85	1.95		0.15	0.10	1.40	76	55
12-31-2015	10.75	0.12		(0.75)	(0.63)	(0.12)	(0.09)	(0.21)	9.91	(5.85)		0.13	0.10	1.09	83	16
12-31-2014	10.91	0.11		0.05	0.16	(0.12)	(0.20)	(0.32)	10.75	1.40		0.13	0.10	1.03	105	31
12-31-2013	8.81	0.11		2.24	2.35	(0.11)	(0.14)	(0.25)	10.91	26.72		0.13	0.12	1.13	123	21
Series II
6-30-2018[5]	11.86	(0.02)		0.17	0.15	—	—	—	12.01	1.26	[7]	0.36[8]	0.29[8]	(0.25)[8]	81	3
12-31-2017	9.82	0.10		2.12	2.22	(0.12)	(0.06)	(0.18)	11.86	22.56		0.36	0.29	0.94	88	15
12-31-2016	9.89	0.11		0.05	0.16	(0.12)	(0.11)	(0.23)	9.82	1.66		0.35	0.30	1.17	87	55
12-31-2015	10.73	0.09		(0.74)	(0.65)	(0.10)	(0.09)	(0.19)	9.89	(6.05)		0.33	0.30	0.86	102	16
12-31-2014	10.88	0.09		0.06	0.15	(0.10)	(0.20)	(0.30)	10.73	1.29		0.33	0.30	0.78	136	31
12-31-2013	8.79	0.08		2.24	2.32	(0.09)	(0.14)	(0.23)	10.88	26.43		0.33	0.32	0.83	189	21
Series NAV
6-30-2018[5]	11.90	—	[6]	0.17	0.17	—	—	—	12.07	1.43	[7]	0.11[8]	0.04[8]	— [8]	232	3
12-31-2017	9.85	0.14		2.11	2.25	(0.14)	(0.06)	(0.20)	11.90	22.88		0.11	0.04	1.25	227	15
12-31-2016	9.91	0.14		0.06	0.20	(0.15)	(0.11)	(0.26)	9.85	1.90		0.10	0.05	1.46	194	55
12-31-2015	10.76	0.13		(0.76)	(0.63)	(0.13)	(0.09)	(0.22)	9.91	(5.79)		0.08	0.05	1.21	201	16
12-31-2014	10.91	0.13		0.05	0.18	(0.13)	(0.20)	(0.33)	10.76	1.54		0.08	0.05	1.15	210	31
12-31-2013	8.81	0.12		2.24	2.36	(0.12)	(0.14)	(0.26)	10.91	26.77		0.08	0.07	1.17	196	21

1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.35% – 1.07%, 0.35% – 1.09%, 0.53% – 1.16%, 0.53% – 1.08%, 0.52% – 1.08% and 0.69% – 1.12% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 5. Six months ended 6-30-18. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

Managed Volatility Growth Portfolio
Series I
6-30-2018[5]	14.55	—	[6]	0.08	0.08	—	—	—	14.63	0.55	[7]	0.13[8]	0.09[8]	(0.03)[8]	676	2
12-31-2017	12.99	0.23		2.14	2.37	(0.24)	(0.57)	(0.81)	14.55	18.59		0.13	0.09	1.67	709	9
12-31-2016	13.17	0.22		0.23	0.45	(0.23)	(0.40)	(0.63)	12.99	3.34		0.12	0.10	1.72	676	26
12-31-2015	14.13	0.23		(0.88)	(0.65)	(0.24)	(0.07)	(0.31)	13.17	(4.53)		0.12	0.10	1.66	722	9
12-31-2014	14.23	0.25		0.06	0.31	(0.26)	(0.15)	(0.41)	14.13	2.16		0.12	0.10	1.73	839	18
12-31-2013	12.21	0.23		2.13	2.36	(0.24)	(0.10)	(0.34)	14.23	19.34		0.11	0.11	1.73	917	11
Series II
6-30-2018[5]	14.51	(0.02)		0.08	0.06	—	—	—	14.57	0.48	[7]	0.33[8]	0.29[8]	(0.23)[8]	8,002	2
12-31-2017	12.95	0.20		2.14	2.34	(0.21)	(0.57)	(0.78)	14.51	18.35		0.33	0.29	1.46	8,532	9
12-31-2016	13.14	0.19		0.22	0.41	(0.20)	(0.40)	(0.60)	12.95	3.15		0.32	0.30	1.49	8,177	26
12-31-2015	14.10	0.20		(0.88)	(0.68)	(0.21)	(0.07)	(0.28)	13.14	(4.81)		0.32	0.30	1.43	9,102	9
12-31-2014	14.19	0.21		0.08	0.29	(0.23)	(0.15)	(0.38)	14.10	2.04		0.32	0.30	1.47	11,165	18
12-31-2013	12.18	0.20		2.12	2.32	(0.21)	(0.10)	(0.31)	14.19	19.09		0.31	0.31	1.50	14,027	11
Series NAV
6-30-2018[5]	14.57	—	[6]	0.08	0.08	—	—	—	14.65	0.55	[7]	0.08[8]	0.04[8]	0.02 [8]	775	2
12-31-2017	13.00	0.25		2.14	2.39	(0.25)	(0.57)	(0.82)	14.57	18.71		0.08	0.04	1.77	778	9
12-31-2016	13.19	0.24		0.21	0.45	(0.24)	(0.40)	(0.64)	13.00	3.38		0.07	0.05	1.81	677	26
12-31-2015	14.15	0.25		(0.89)	(0.64)	(0.25)	(0.07)	(0.32)	13.19	(4.55)		0.07	0.05	1.79	673	9
12-31-2014	14.24	0.27		0.06	0.33	(0.27)	(0.15)	(0.42)	14.15	2.28		0.07	0.05	1.86	703	18
12-31-2013	12.22	0.25		2.11	2.36	(0.24)	(0.10)	(0.34)	14.24	19.38		0.06	0.06	1.87	670	11

1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.35% – 1.07%, 0.35% – 1.09%, 0.53% – 1.16%, 0.53% – 1.09%, 0.52% – 1.09% and 0.50% – 1.10% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 5. Six months ended 6-30-18. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unreal- ized gain (loss) on invest- ments ($)	Total from invest- ment opera- tions ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reduc- tions (%)[4]	Expenses including reduc- tions (%)[4]	Net invest- ment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Balanced Portfolio
Series I
6-30-2018[5]	12.96	—	[6]	0.02	0.02	—	—	—	12.98	0.15	[7]	0.13[8]	0.09[8]	(0.02)[8]	602	1
12-31-2017	12.05	0.24		1.44	1.68	(0.25)	(0.52)	(0.77)	12.96	14.13		0.13	0.09	1.91	642	7
12-31-2016	12.24	0.24		0.35	0.59	(0.25)	(0.53)	(0.78)	12.05	4.79		0.12	0.09	1.97	629	17
12-31-2015	13.87	0.27		(0.58)	(0.31)	(0.27)	(1.05)	(1.32)	12.24	(2.25)		0.12	0.09	1.97	671	9
12-31-2014	13.69	0.29		0.30	0.59	(0.31)	(0.10)	(0.41)	13.87	4.29		0.11	0.10	2.05	768	20
12-31-2013	12.48	0.26		1.33	1.59	(0.27)	(0.11)	(0.38)	13.69	12.78		0.11	0.11	1.98	863	9
Series II
6-30-2018[5]	12.89	(0.01)		0.01	—	—	—	—	12.89	0.08	[7]	0.33[8]	0.29[8]	(0.22)[8]	5,557	1
12-31-2017	11.99	0.21		1.43	1.64	(0.22)	(0.52)	(0.74)	12.89	13.82		0.33	0.29	1.68	5,985	7
12-31-2016	12.18	0.21		0.35	0.56	(0.22)	(0.53)	(0.75)	11.99	4.61		0.32	0.29	1.75	6,054	17
12-31-2015	13.80	0.24		(0.57)	(0.33)	(0.24)	(1.05)	(1.29)	12.18	(2.39)		0.32	0.29	1.74	6,646	9
12-31-2014	13.63	0.25		0.30	0.55	(0.28)	(0.10)	(0.38)	13.80	4.03		0.31	0.30	1.80	7,970	20
12-31-2013	12.43	0.23		1.33	1.56	(0.25)	(0.11)	(0.36)	13.63	12.54		0.31	0.31	1.75	9,777	9
Series NAV
6-30-2018[5]	12.99	—	[6]	0.02	0.02	—	—	—	13.01	0.15	[7]	0.08[8]	0.04[8]	0.03 [8]	1,235	1
12-31-2017	12.08	0.25		1.44	1.69	(0.26)	(0.52)	(0.78)	12.99	14.15		0.08	0.04	1.99	1,272	7
12-31-2016	12.26	0.25		0.35	0.60	(0.25)	(0.53)	(0.78)	12.08	4.92		0.07	0.04	2.06	1,183	17
12-31-2015	13.89	0.28		(0.58)	(0.30)	(0.28)	(1.05)	(1.33)	12.26	(2.20)		0.07	0.04	2.06	1,192	9
12-31-2014	13.72	0.30		0.28	0.58	(0.31)	(0.10)	(0.41)	13.89	4.26		0.06	0.05	2.15	1,293	20
12-31-2013	12.50	0.28		1.33	1.61	(0.28)	(0.11)	(0.39)	13.72	12.90		0.06	0.06	2.07	1,344	9

1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.35% – 1.07%, 0.35% – 1.09%, 0.53% – 1.16%, 0.53% – 1.09%, 0.52% – 1.09%, and 0.50% – 1.10% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 5. Six months ended 6-30-18. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

Managed Volatility Moderate Portfolio
Series I
6-30-2018[5]	12.33	—	[6]	0.01	0.01	—	—	—	12.34	0.08	[7]	0.13[8]	0.09[8]	(0.02)[8]	253	1
12-31-2017	11.65	0.25		1.12	1.37	(0.26)	(0.43)	(0.69)	12.33	11.88		0.13	0.09	2.05	266	9
12-31-2016	11.72	0.25		0.38	0.63	(0.25)	(0.45)	(0.70)	11.65	5.29		0.12	0.09	2.07	259	13
12-31-2015	13.30	0.28		(0.41)	(0.13)	(0.27)	(1.18)	(1.45)	11.72	(0.91)		0.12	0.09	2.14	257	10
12-31-2014	13.68	0.31		0.37	0.68	(0.32)	(0.74)	(1.06)	13.30	4.94		0.12	0.10	2.24	289	26
12-31-2013	12.78	0.29		1.02	1.31	(0.30)	(0.11)	(0.41)	13.68	10.22		0.11	0.11	2.14	320	7
Series II
6-30-2018[5]	12.25	(0.01)		0.01	—	—	—	—	12.25	0.00	[7]	0.33[8]	0.29[8]	(0.22)[8]	1,749	1
12-31-2017	11.58	0.22		1.11	1.33	(0.23)	(0.43)	(0.66)	12.25	11.65		0.33	0.29	1.80	1,891	9
12-31-2016	11.65	0.22		0.38	0.60	(0.22)	(0.45)	(0.67)	11.58	5.12		0.32	0.29	1.83	1,966	13
12-31-2015	13.23	0.24		(0.39)	(0.15)	(0.25)	(1.18)	(1.43)	11.65	(1.12)		0.32	0.29	1.88	2,131	10
12-31-2014	13.62	0.27		0.37	0.64	(0.29)	(0.74)	(1.03)	13.23	4.68		0.32	0.30	1.98	2,513	26
12-31-2013	12.73	0.25		1.02	1.27	(0.27)	(0.11)	(0.38)	13.62	9.97		0.31	0.31	1.89	3,037	7
Series NAV
6-30-2018[5]	12.34	—	[6]	0.01	0.01	—	—	—	12.35	0.08	[7]	0.08[8]	0.04[8]	0.03 [8]	134	1
12-31-2017	11.65	0.26		1.12	1.38	(0.26)	(0.43)	(0.69)	12.34	12.02		0.08	0.04	2.11	134	9
12-31-2016	11.73	0.26		0.36	0.62	(0.25)	(0.45)	(0.70)	11.65	5.25		0.07	0.04	2.15	116	13
12-31-2015	13.31	0.29		(0.41)	(0.12)	(0.28)	(1.18)	(1.46)	11.73	(0.86)		0.07	0.04	2.20	112	10
12-31-2014	13.69	0.34		0.35	0.69	(0.33)	(0.74)	(1.07)	13.31	4.99		0.07	0.05	2.46	115	26
12-31-2013	12.79	0.30		1.02	1.32	(0.31)	(0.11)	(0.42)	13.69	10.27		0.06	0.06	2.23	102	7

1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.07%, 0.54% – 1.09%, 0.53% – 1.16%, 0.53% – 1.09%, 0.52% – 1.09% and 0.50% – 1.10% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14, and 12-31-13, respectively. 5. Six months ended 6-30-18. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unreal- ized gain (loss) on invest- ments ($)	Total from invest- ment opera- tions ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reduc- tions (%)[4]	Expenses including reduc- tions (%)[4]	Net invest- ment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Conservative Portfolio
Series I
6-30-2018[5]	11.48	—	[6]	(0.08)	(0.08)	—	—	—	11.40	(0.70)[7]	0.13[8]	0.09[8]	(0.01)[8]	170	—[9]
12-31-2017	11.12	0.26		0.60	0.86	(0.27)	(0.23)	(0.50)	11.48	7.82	0.13	0.08	2.26	177	8
12-31-2016	11.14	0.27		0.24	0.51	(0.27)	(0.26)	(0.53)	11.12	4.58	0.12	0.09	2.38	188	11
12-31-2015	12.12	0.29		(0.29)	—	(0.28)	(0.70)	(0.98)	11.14	0.05	0.12	0.09	2.42	180	11
12-31-2014	12.58	0.32		0.31	0.63	(0.33)	(0.76)	(1.09)	12.12	5.02	0.12	0.10	2.50	191	33
12-31-2013	12.96	0.29		0.21	0.50	(0.35)	(0.53)	(0.88)	12.58	3.88	0.11	0.11	2.24	218	5
Series II
6-30-2018[5]	11.40	(0.01)		(0.09)	(0.10)	—	—	—	11.30	(0.88)[7]	0.33[8]	0.29[8]	(0.21)[8]	1,006	—[9]
12-31-2017	11.04	0.23		0.61	0.84	(0.25)	(0.23)	(0.48)	11.40	7.67	0.33	0.28	2.03	1,112	8
12-31-2016	11.07	0.24		0.24	0.48	(0.25)	(0.26)	(0.51)	11.04	4.31	0.32	0.29	2.10	1,236	11
12-31-2015	12.05	0.25		(0.27)	(0.02)	(0.26)	(0.70)	(0.96)	11.07	(0.15)	0.32	0.29	2.13	1,344	11
12-31-2014	12.51	0.29		0.32	0.61	(0.31)	(0.76)	(1.07)	12.05	4.84	0.32	0.30	2.25	1,583	33
12-31-2013	12.89	0.26		0.22	0.48	(0.33)	(0.53)	(0.86)	12.51	3.69	0.31	0.31	1.99	2,014	5
Series NAV
6-30-2018[5]	11.51	—	[6]	(0.08)	(0.08)	—	—	—	11.43	(0.70)[7]	0.08[8]	0.04[8]	0.04 [8]	52	—[9]
12-31-2017	11.14	0.32		0.56	0.88	(0.28)	(0.23)	(0.51)	11.51	7.94	0.08	0.03	2.73	64	8
12-31-2016	11.17	0.28		0.23	0.51	(0.28)	(0.26)	(0.54)	11.14	4.53	0.07	0.04	2.42	50	11
12-31-2015	12.14	0.30		(0.28)	0.02	(0.29)	(0.70)	(0.99)	11.17	0.18	0.07	0.04	2.45	48	11
12-31-2014	12.61	0.35		0.28	0.63	(0.34)	(0.76)	(1.10)	12.14	4.97	0.07	0.05	2.71	50	33
12-31-2013	12.98	0.33		0.19	0.52	(0.36)	(0.53)	(0.89)	12.61	4.00	0.06	0.06	2.50	48	5

1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.07%, 0.54% – 1.09%, 0.53% – 1.16%, 0.53% – 1.09%, 0.52% – 1.09%, and 0.50% – 1.10% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14, and 12-31-13, respectively. 5. Six months ended 6-30-18. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized. 9. Less than 1%.

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION  John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is a series company with multiple investment series, five of which (collectively, Managed Volatility Portfolios or the portfolios, and individually the portfolio) are presented in the report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The portfolios operate as “funds of funds” that invest primarily in shares of affiliated underlying funds of the Trust or affiliates of the Trust.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Series I, Series II, and Series NAV shares are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

The investment objectives of the portfolios are as follows:

Managed Volatility Aggressive Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or jhannuities.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end management investment companies are valued at their respective NAVs each business day. Equity securities held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

18

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2018, by major security category or type:

	Total Value at 6-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Managed Volatility Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$384,698,587	$384,698,587	—	—
Short-term investments	2,884,139	62,256	$2,821,883	—
Total investments in securities	$387,582,726	$384,760,843	$2,821,883	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,359,074,190	$9,359,074,190	—	—
Short-term investments	57,815,764	1,182,898	$56,632,866	—
Total investments in securities	$9,416,889,954	$9,360,257,088	$56,632,866	—
Derivatives:
Liabilities
Futures	($19,666,996)	($19,555,920)	($111,076)	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,326,199,096	$7,326,199,096	—	—
Short-term investments	48,067,356	947,557	$47,119,799	—
Total investments in securities	$7,374,266,452	$7,327,146,653	$47,119,799	—
Derivatives:
Liabilities
Futures	($10,989,998)	($10,857,687)	($132,311)	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,116,347,099	$2,116,347,099	—	—
Short-term investments	14,109,625	189,754	$13,919,871	—
Total investments in securities	$2,130,456,724	$2,116,536,853	$13,919,871	—
Derivatives:
Liabilities
Futures	($2,351,619)	($2,326,177)	($25,442)	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,217,499,047	$1,217,499,047	—	—
Short-term investments	9,279,672	175,980	$9,103,692	—
Total investments in securities	$1,226,778,719	$1,217,675,027	$9,103,692	—
Derivatives:
Liabilities
Futures	($700,812)	($691,653)	($9,159)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2018, the portfolios had no borrowings under the line of credit.

19

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Commitment fees for the six months ended June 30, 2018 were as follows:

Portfolio	Commitment Fee
Managed Volatility Aggressive Portfolio	$1,215
Managed Volatility Growth Portfolio	7,576
Managed Volatility Balanced Portfolio	6,228
Managed Volatility Moderate Portfolio	2,497
Managed Volatility Conservative Portfolio	1,876

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2017, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. Each portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on June 30, 2018, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Aggressive Portfolio	$346,311,239	$42,478,023	($1,206,536)	$41,271,487
Managed Volatility Growth Portfolio	8,350,505,321	1,199,944,550	(153,226,913)	1,046,717,637
Managed Volatility Balanced Portfolio	6,909,775,693	642,707,022	(189,206,261)	453,500,761
Managed Volatility Moderate Portfolio	2,052,278,874	141,783,424	(65,957,193)	75,826,231
Managed Volatility Conservative Portfolio	1,249,544,186	33,410,322	(56,876,601)	(23,466,279)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolio’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC (over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the portfolios used futures contracts during the six months ended June 30, 2018. In addition, the table summarizes the range of notional contract amounts held by the portfolios during the six months ended June 30, 2018, as measured at each quarter end.

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DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Reason	USD Notional range
Managed Volatility Aggressive Portfolio	To manage volatility of returns	up to $23.2 million
Managed Volatility Growth Portfolio	To manage volatility of returns	$35.1 million to $902.2 million
Managed Volatility Balanced Portfolio	To manage volatility of returns	$453.6 million to $511.8 million
Managed Volatility Moderate Portfolio	To manage volatility of returns	$102.7 million to $119.5 million
Managed Volatility Conservative Portfolio	To manage volatility of returns	$31.8 million to $42.1 million

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2018 by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Managed Volatility Growth Portfolio	Equity	Receivable/payable for futures	Futures†	—	$18,129,869
	Foreign	Receivable/payable for futures	Futures†	—	1,537,127
	Total			—	$19,666,996
Managed Volatility Balanced Portfolio	Equity	Receivable/payable for futures	Futures†	—	$10,145,031
	Foreign	Receivable/payable for futures	Futures†	—	844,967
	Total			—	$10,989,998
Managed Volatility Moderate Portfolio	Equity	Receivable/payable for futures	Futures†	—	$2,147,953
	Foreign	Receivable/payable for futures	Futures†	—	203,666
	Total			—	$2,351,619
Managed Volatility Conservative Portfolio	Equity	Receivable/payable for futures	Futures†	—	$647,423
	Foreign	Receivable/payable for futures	Futures†	—	53,389
	Total			—	$700,812

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the period end variation margin is separately disclosed in the Statements of assets and liabilities.

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2018:

	Statements of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Futures Contracts
Managed Volatility Aggressive Portfolio	Equity	($950,293)
	Foreign	—
	Total	($950,293)
Managed Volatility Growth Portfolio	Equity	$19,892,895
	Foreign	6,164,274
	Total	$26,057,169
Managed Volatility Balanced Portfolio	Equity	$16,408,049
	Foreign	770,560
	Total	$17,178,609
Managed Volatility Moderate Portfolio	Equity	6,143,928
	Foreign	(63,360)
	Total	$6,080,568
Managed Volatility Conservative Portfolio	Equity	$1,917,696
	Foreign	356
	Total	$1,918,052

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2018:

	Statements of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Futures Contracts
Managed Volatility Growth Portfolio	Equity	($32,094,599)
	Foreign	(2,759,563)
	Total	($34,854,162)
Managed Volatility Balanced Portfolio	Equity	($17,812,596)
	Foreign	(1,508,406)
	Total	($19,321,002)
Managed Volatility Moderate Portfolio	Equity	($3,671,248)
	Foreign	(337,416)
	Total	($4,008,664)

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DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Futures Contracts
Managed Volatility Conservative Portfolio	Equity	($1,039,097)
	Foreign	(96,057)
	Total	($1,135,154)

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and John Hancock Funds II (JHF II). The Advisor has subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirect wholly owned subsidiaries of MFC and affiliates of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Funds Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, (excluding 500 Index Trust, Total Bond Market Trust and International Equity Index Trust), JHF II and John Hancock Funds III.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Funds Assets and Other Assets of each portfolio.

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated funds assets	0.05% (on an annualized basis)	0.04% (on an annualized basis)
Other assets	0.50% (on an annualized basis)	0.49% (on an annualized basis)

Expense reimbursements. The Advisor contractually agreed to reimburse certain other expenses for the portfolios so that they do not exceed 0.00% average annual net assets of the portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the portfolios’ business, the management fee, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2019, and may terminate at any time thereafter.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time. In addition, the Advisor voluntarily agreed to waive its advisory fees and/or reduce expenses by 0.01% of each portfolio’s average net assets.

The expense reductions described for the six months ended June 30, 2018 amounted to:

	Expense Reimbursement by Class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Aggressive Portfolio	$27,177	$29,588	$80,726	$137,491
Managed Volatility Growth Portfolio	146,089	1,746,692	164,006	2,056,787
Managed Volatility Balanced Portfolio	127,085	1,182,937	257,055	1,567,077
Managed Volatility Moderate Portfolio	51,328	358,783	26,419	436,530
Managed Volatility Conservative Portfolio	36,905	224,367	12,442	273,714

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2018 were equivalent to a net annual effective rate of the portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate
Managed Volatility Aggressive Portfolio	0.00%
Managed Volatility Growth Portfolio	0.02%
Managed Volatility Balanced Portfolio	0.02%
Managed Volatility Moderate Portfolio	0.02%
Managed Volatility Conservative Portfolio	0.01%

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2018 amounted to an annual rate of 0.02% of each portfolio’s average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I, and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfo-

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

lios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.

Distribution and service fees for the six months ended June 30, 2018 were:

	Distribution and service fees by Class
Portfolio	Series I	Series II	Total
Managed Volatility Aggressive Portfolio	$19,450	$105,905	$125,355
Managed Volatility Growth Portfolio	173,040	10,345,674	10,518,714
Managed Volatility Balanced Portfolio	154,281	7,179,749	7,334,030
Managed Volatility Moderate Portfolio	64,603	2,258,727	2,323,330
Managed Volatility Conservative Portfolio	42,842	1,303,633	1,346,475

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in portfolios shares for the six months ended June 30, 2018 and year ended December 31, 2017 were as follows:

Managed Volatility Aggressive Portfolio	Six Months Ended 6-30-18		Year Ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	55,231	$672,832	177,509	$1,942,029
Distributions reinvested	—	—	110,041	1,310,584
Repurchased	(596,191)	(7,298,603)	(1,272,160)	(13,833,153)
Net decrease	(540,960)	$(6,625,771)	(984,610)	$(10,580,540)
Series II shares
Sold	58,837	$724,636	109,377	$1,167,058
Distributions reinvested	—	—	108,034	1,282,364
Repurchased	(717,924)	(8,679,428)	(1,668,192)	(18,021,677)
Net decrease	(659,087)	$(7,954,792)	(1,450,781)	$(15,572,255)
Series NAV shares
Sold	554,742	$6,729,453	912,068	$10,124,018
Distributions reinvested	—	—	320,044	3,811,723
Repurchased	(392,848)	(4,804,622)	(1,830,655)	(19,826,201)
Net increase (decrease)	161,894	$1,924,831	(598,543)	$(5,890,460)
Total net decrease	(1,038,153)	$(12,655,732)	(3,033,934)	$(32,043,255)

Managed Volatility Growth Portfolio	Six Months Ended 6-30-18		Year Ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	302,796	$4,409,789	367,201	$5,151,084
Distributions reinvested	—	—	2,782,122	39,174,035
Repurchased	(2,856,551)	(41,994,372)	(6,427,462)	(89,958,828)
Net decrease	(2,553,755)	$(37,584,583)	(3,278,139)	$(45,633,709)
Series II shares
Sold	2,091	$30,105	329,315	$4,795,729
Distributions reinvested	—	—	32,708,353	458,228,261
Repurchased	(38,940,670)	(570,993,693)	(76,128,471)	(1,065,214,635)
Net decrease	(38,938,579)	$(570,963,588)	(43,090,803)	$(602,190,645)
Series NAV shares
Sold	696,183	$10,248,610	2,024,786	$28,553,139
Distributions reinvested	—	—	2,985,882	42,133,102
Repurchased	(1,178,554)	(17,389,944)	(3,710,605)	(51,760,714)
Net increase (decrease)	(482,371)	$(7,141,334)	1,300,063	$18,925,527
Total net decrease	(41,974,705)	$(615,689,505)	(45,068,879)	$(628,898,827)

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PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Managed Volatility Balanced Portfolio	Six Months Ended 6-30-18		Year Ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	252,437	$3,269,114	725,765	$9,337,882
Distributions reinvested	—	—	2,919,279	37,155,281
Repurchased	(3,370,250)	(44,019,955)	(6,254,133)	(79,578,819)
Net decrease	(3,117,813)	$(40,750,841)	(2,609,089)	$(33,085,656)
Series II shares
Sold	1,109	$14,134	120,719	$1,533,677
Distributions reinvested	—	—	26,977,623	340,764,958
Repurchased	(33,316,705)	(431,215,700)	(67,554,573)	(856,271,036)
Net decrease	(33,315,596)	$(431,201,566)	(40,456,231)	$(513,972,401)
Series NAV shares
Sold	158,290	$2,081,147	7,537,811	$98,022,854
Distributions reinvested	—	—	5,749,524	73,367,247
Repurchased	(3,153,364)	(41,127,128)	(13,373,152)	(172,598,862)
Net decrease	(2,995,074)	$(39,045,981)	(85,817)	$(1,208,761)
Total net decrease	(39,428,483)	$(510,998,388)	(43,151,137)	$(548,266,818)

Managed Volatility Moderate Portfolio	Six Months Ended 6-30-18		Year Ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	294,757	$3,631,755	687,161	$8,396,863
Distributions reinvested	—	—	1,191,584	14,542,420
Repurchased	(1,316,177)	(16,231,878)	(2,569,384)	(31,387,731)
Net decrease	(1,021,420)	$(12,600,123)	(690,639)	$(8,448,448)
Series II shares
Sold	54,879	$676,745	290,204	$3,511,427
Distributions reinvested	—	—	8,397,709	101,712,257
Repurchased	(11,553,956)	(141,691,235)	(24,262,354)	(294,682,010)
Net decrease	(11,499,077)	$(141,014,490)	(15,574,441)	$(189,458,326)
Series NAV shares
Sold	295,020	$3,647,708	1,246,291	$15,455,495
Distributions reinvested	—	—	566,117	6,918,731
Repurchased	(308,733)	(3,835,229)	(942,410)	(11,553,598)
Net increase (decrease)	(13,713)	$(187,521)	869,998	$10,820,628
Total net decrease	(12,534,210)	$(153,802,134)	(15,395,082)	$(187,086,146)

Managed Volatility Conservative Portfolio	Six Months Ended 6-30-18		Year Ended 12-31-17
	Shares	Amount	Shares	Amount
Series I shares
Sold	620,133	$7,067,402	894,275	$10,323,388
Distributions reinvested	—	—	668,809	7,689,297
Repurchased	(1,197,795)	(13,649,136)	(3,052,057)	(35,096,660)
Net decrease	(577,662)	$(6,581,734)	(1,488,973)	$(17,083,975)
Series II shares
Sold	76,843	$866,543	217,216	$2,499,426
Distributions reinvested	—	—	4,090,932	46,673,256
Repurchased	(8,613,881)	(97,613,707)	(18,759,910)	(214,030,818)
Net decrease	(8,537,038)	$(96,747,164)	(14,451,762)	$(164,858,136)
Series NAV shares
Sold	189,690	$2,175,626	1,793,045	$20,926,911
Distributions reinvested	—	—	216,247	2,491,997
Repurchased	(1,196,953)	(13,622,632)	(861,621)	(9,933,523)
Net increase (decrease)	(1,007,263)	$(11,447,006)	1,147,671	$13,485,385
Total net decrease	(10,121,963)	$(114,775,904)	(14,793,064)	$(168,456,726)

Affiliates of the Trust owned 100% of shares of the portfolios. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

7.  PURCHASE OF SALE AND SECURITIES The following summarizes the purchase and sales of the underlying funds of the portfolios for the six months ended June 30, 2018:

Portfolio	Purchases	Sales
Managed Volatility Aggressive Portfolio	$13,065,561	$24,491,878
Managed Volatility Growth Portfolio	167,319,159	744,782,243
Managed Volatility Balanced Portfolio	101,566,899	581,442,059
Managed Volatility Moderate Portfolio	19,941,905	162,652,897
Managed Volatility Conservative Portfolio	5,199,524	117,759,324

24

8.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2018, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Percent of Underlying Funds’ Net Assets
Managed Volatility Aggressive Portfolio
	International Growth Stock Trust	5.37%
Managed Volatility Growth Portfolio
	Fundamental Large Cap Value Fund	49.15%
	International Growth Stock Trust	48.58%
	Emerging Markets Value Trust	40.02%
	Global Conservative Absolute Return Fund	37.79%
	International Value Trust	33.41%
	New Income Trust	31.62%
	Strategic Equity Allocation Portfolio	29.40%
	Equity Income Trust	26.41%
	Small Company Value Trust	25.69%
	Capital Appreciation Trust	25.43%
Managed Volatility Growth Portfolio (continued)
	Multifactor Large Cap ETF	23.29%
	Mid Value Trust	22.00%
	Mid Cap Stock Trust	20.94%
	Core Bond Trust	20.92%
	Global Bond Trust	19.81%
	Select Bond Trust	19.06%
	Small Cap Growth Fund	18.95%
	Small Cap Stock Trust	16.99%
	Blue Chip Growth Trust	15.28%
	Strategic Growth Fund	14.77%
	Multifactor Mid Cap ETF	13.46%
	Small Cap Value Trust	11.89%
	Emerging Markets Equity Fund	11.76%
	Short Term Government Income Trust	11.52%
	Total Return Fund	9.11%
	International Value Equity Fund	5.04%
Managed Volatility Balanced Portfolio
	New Income Trust	42.34%
	Global Conservative Absolute Return Fund	35.45%
	Fundamental Large Cap Value Fund	31.97%
	Core Bond Trust	28.01%
	Global Bond Trust	26.50%
Managed Volatility Balanced Portfolio (continued)
	Select Bond Trust	25.50%
	International Growth Stock Trust	22.10%
	Emerging Markets Value Trust	19.07%
	John Hancock Multifactor Large Cap ETF	17.89%
	Short Term Government Income Trust	17.71%
	International Value Trust	17.22%
	Equity Income Trust	17.17%
	Capital Appreciation Trust	16.40%
	Strategic Equity Allocation Portfolio	15.73%
	Small Company Value Trust	14.22%
	Total Return Fund	12.17%
	John Hancock Multifactor Mid Cap	10.38%
	Small Cap Growth Fund	10.25%
	Blue Chip Growth Trust	9.86%
	Mid Value Trust	9.83%
	Small Cap Stock Trust	9.68%
	Mid Cap Stock Trust	9.67%
	Strategic Growth Fund	9.52%
	Small Cap Value Trust	6.61%
	Emerging Markets Equity Fund	5.16%
Managed Volatility Moderate Portfolio
	New Income Trust	14.75%
	Global Conservative Absolute Return Fund	13.67%
	Core Bond Trust	9.75%
	Global Bond Trust	9.23%
	Select Bond Trust	8.88%
	Fundamental Large Cap Value Fund	8.26%
	Short Term Government Income Trust	5.77%
Managed Volatility Conservative Portfolio
	New Income Trust	11.29%
	Global Conservative Absolute Return Fund	9.76%
	Core Bond Trust	7.46%
	Global Bond Trust	7.31%
	Select Bond Trust	6.80%

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Managed Volatility Aggressive Portfolio
Alpha Opportunities	550,230	64,092	(614,322)	—	$7,183	$552,981	($654,196)	$27,911	—
Blue Chip Growth	684,671	7,108	(64,278)	627,501	—	—	1,033,011	1,734,936	$24,491,361
Capital Appreciation	1,579,058	17,469	(136,576)	1,459,951	—	—	690,221	1,844,172	23,797,197
Emerging Markets Equity	631,165	230,853	(34,857)	827,161	—	—	139,605	(585,366)	9,470,990
Emerging Markets Value	2,164,722	91,233	(133,450)	2,122,505	—	—	112,757	(1,660,461)	20,864,227
Equity Income	2,239,460	—	(3,812)	2,235,648	—	—	10,902	(167,969)	38,788,493
Fundamental Large Cap Value	2,212,978	16,290	(1,117)	2,228,151	—	—	2,816	(1,020,304)	31,171,852
International Growth	500,878	—	(23,464)	477,414	—	—	195,551	71,794	13,443,973
International Growth Stock	1,126,334	1,488	(6,818)	1,121,004	—	—	28,296	(1,263,025)	19,572,730
International Value	1,742,082	10,681	(39,083)	1,713,680	—	—	231,045	(1,051,387)	23,528,825
International Value Equity	1,167,658	16,892	(23,691)	1,160,859	—	—	21,249	(417,262)	9,704,781
Mid Cap Stock	762,324	267,073	(224,085)	805,312	—	—	297,045	1,818,497	16,355,888
Mid Value	1,206,451	—	(35,648)	1,170,803	—	—	774	447,044	13,944,259
Multifactor Large Cap ETF	122,871	—	(3,842)	119,029	26,593	—	30,232	25,300	4,192,201
Multifactor Mid Cap ETF	62,781	—	(2,438)	60,343	8,293	—	19,428	28,233	2,102,453
Real Estate Securities	379,115	30,387	(23,428)	386,074	—	—	104,258	(14,361)	7,648,127
Small Cap Growth	221,063	51,970	(3,555)	269,478	—	829,528	(6,855)	(630,468)	4,807,490
Small Cap Stock	569,442	3,467	(41,977)	530,932	—	—	31,088	606,625	6,057,933
Small Cap Value	255,360	6,492	(3,961)	257,891	—	—	1,370	196,241	5,400,233
Small Company Value	247,802	2,991	(3,446)	247,347	—	—	20,017	152,186	5,320,440
Strategic Equity Allocation	4,097,167	51,868	(154,941)	3,994,094	—	—	521,430	208,209	80,161,467
Strategic Growth	1,328,319	675	(77,097)	1,251,897	—	—	316,399	1,683,718	23,873,667
					$42,069	$1,382,509	$3,146,443	$2,034,263	$384,698,587

25

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Managed Volatility Growth Portfolio
Alpha Opportunities	8,258,668	871,389	(9,130,057)	—	$97,664	$7,518,272	($8,749,800)	$553,798	—
Blue Chip Growth	8,435,356	—	(1,273,786)	7,161,570	—	—	27,310,380	6,614,502	$279,516,085
Capital Appreciation	19,560,310	—	(2,943,965)	16,616,345	—	—	27,424,189	3,822,406	270,846,426
Core Bond	19,289,829	236,979	(477,659)	19,049,149	—	—	(544,075)	(4,102,555)	243,448,121
Emerging Markets Equity	8,960,950	2,468,395	(569,556)	10,859,789	—	—	2,342,782	(8,083,146)	124,344,583
Emerging Markets Value	30,732,225	454,217	(2,052,883)	29,133,559	—	—	(1,494,123)	(19,817,812)	286,382,886
Equity Income	27,593,518	—	(1,033,947)	26,559,571	—	—	6,240,242	(8,020,699)	460,808,554
Fundamental Large Cap Value	27,187,098	—	(600,553)	26,586,545	—	—	1,140,950	(13,328,822)	371,945,758
Global Bond	9,163,183	—	(410,794)	8,752,389	—	—	131,665	(848,895)	111,855,538
Global Conservative Absolute Return	2,663,770	4,925	(104,601)	2,564,094	—	—	(72,116)	24,031	23,743,514
International Growth	4,587,259	—	(299,044)	4,288,215	—	—	2,276,176	248,803	120,756,129
International Growth Stock	10,433,367	—	(296,443)	10,136,924	—	—	1,697,058	(12,820,160)	176,990,701
International Value	20,351,475	—	(889,636)	19,461,839	—	—	5,214,799	(14,510,291)	267,211,050
International Value Equity	3,863,819	—	(97,136)	3,766,683	—	—	81,551	(1,369,066)	31,489,470
Mid Cap Stock	9,101,927	3,618,532	(4,581,836)	8,138,623	—	—	12,432,605	11,741,850	165,295,437
Mid Value	15,458,792	—	(823,467)	14,635,325	—	—	461,268	5,146,944	174,306,717
Multifactor Large Cap ETF	3,161,998	—	(260,564)	2,901,434	648,209	—	2,050,361	(508,269)	102,188,505
Multifactor Mid Cap ETF	1,613,118	—	(135,539)	1,477,579	203,064	—	1,080,092	196,075	51,481,364
New Income	34,274,030	344,712	(813,853)	33,804,889	—	—	(844,914)	(6,724,306)	421,208,920
Select Bond	132,371,583	2,625,656	(6,690,459)	128,306,780	—	—	(4,220,985)	(22,708,215)	1,694,932,563
Short Term Government Income	2,879,580	24,815	(92,743)	2,811,652	—	—	(86,739)	(87,431)	33,627,355
Small Cap Growth	3,284,288	697,540	(401,930)	3,579,898	—	$12,144,163	(875,368)	(8,396,742)	63,865,379
Small Cap Stock	8,485,972	—	(1,357,025)	7,128,947	—	—	(1,673,764)	11,130,066	81,341,287
Small Cap Value	3,789,984	—	(271,574)	3,518,410	—	—	1,979,853	877,237	73,675,506
Small Company Value	3,726,888	—	(296,061)	3,430,827	—	—	1,480,274	1,044,895	73,797,085
Strategic Equity Allocation	166,988,261	—	(8,613,828)	158,374,433	—	—	66,496,115	(33,478,912)	3,178,574,866
Strategic Growth	16,338,171	—	(2,087,761)	14,250,410	—	—	5,999,420	18,754,995	271,755,317
Total Return	15,574,165	257,498	(412,657)	15,419,006	1,076,793	—	(307,547)	(4,050,216)	203,685,074
					$2,025,730	$19,662,435	$146,970,349	($98,699,935)	$9,359,074,190
Managed Volatility Balanced Portfolio
Alpha Opportunities	4,326,775	382,713	(4,709,488)	—	$42,894	$3,302,020	($3,526,770)	$213,916	—
Blue Chip Growth	5,554,747	—	(934,669)	4,620,078	—	—	17,743,153	4,464,300	$180,321,628
Capital Appreciation	12,811,776	31,556	(2,122,968)	10,720,364	—	—	8,063,861	12,312,267	174,741,937
Core Bond	26,429,018	211,930	(1,139,974)	25,500,974	—	—	(1,513,252)	(4,861,900)	325,902,453
Emerging Markets Equity	4,040,518	1,020,260	(294,052)	4,766,726	—	—	1,216,656	(3,734,140)	54,579,015
Emerging Markets Value	13,856,621	1,035,937	(1,011,397)	13,881,161	—	—	1,800,881	(11,368,880)	136,451,810
Equity Income	18,070,926	—	(802,018)	17,268,908	—	—	2,252,083	(3,173,768)	299,615,549
Fundamental Large Cap Value	17,812,204	—	(519,881)	17,292,323	—	—	1,087,933	(8,905,850)	241,919,605
Global Bond	12,359,712	50,981	(702,829)	11,707,864	—	—	207,372	(1,132,949)	149,626,506
Global Conservative Absolute Return	2,559,231	—	(154,304)	2,404,927	—	—	(106,516)	63,001	22,269,621
International Growth	2,157,336	4,519	(204,789)	1,957,066	—	—	1,721,724	(475,435)	55,110,990
International Growth Stock	4,780,353	—	(167,567)	4,612,786	—	—	1,234,619	(6,223,577)	80,539,242
International Value	10,413,029	155,449	(534,745)	10,033,733	—	—	1,109,614	(5,784,244)	137,763,155
Mid Cap Stock	4,397,820	1,605,364	(2,244,227)	3,758,957	—	—	3,202,807	7,873,060	76,344,416
Mid Value	6,919,428	26,273	(407,969)	6,537,732	—	—	(722,051)	3,248,061	77,864,388
Multifactor Large Cap ETF	2,467,609	—	(239,919)	2,227,690	497,688	—	1,887,907	(658,901)	78,459,242
Multifactor Mid Cap ETF	1,260,752	—	(120,894)	1,139,858	156,651	—	963,388	44,596	39,714,590
New Income	46,959,104	278,258	(1,977,145)	45,260,217	—	—	(2,156,799)	(8,218,144)	563,942,302
Select Bond	178,601,968	1,875,470	(8,762,602)	171,714,836	—	—	(5,111,331)	(31,108,380)	2,268,352,978
Short Term Government Income	4,530,316	16,824	(225,011)	4,322,129	—	—	(194,217)	(82,810)	51,692,660
Small Cap Growth	1,788,711	393,843	(246,465)	1,936,089	—	6,539,869	(518,677)	(4,499,685)	34,539,836
Small Cap Stock	4,909,352	3,564	(852,389)	4,060,527	—	—	(998,613)	6,427,567	46,330,614
Small Cap Value	2,149,487	—	(194,056)	1,955,431	—	—	582,468	987,877	40,946,718
Small Company Value	2,091,488	—	(192,601)	1,898,887	—	—	1,204,032	200,341	40,845,059
Strategic Equity Allocation	90,615,222	—	(5,859,070)	84,756,152	—	—	46,543,512	(27,136,266)	1,701,055,971
Strategic Growth	10,715,474	—	(1,530,625)	9,184,849	—	—	4,381,452	11,818,106	175,155,069
Total Return	21,298,200	271,650	(970,778)	20,599,072	1,443,122	—	(740,055)	(5,203,560)	272,113,742
					$2,140,355	$9,841,889	$79,615,181	($74,915,397)	$7,326,199,096

26

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Managed Volatility Moderate Portfolio
Alpha Opportunities	749,564	86,316	(835,880)	—	$9,674	$744,721	($824,468)	($15,469)	—
Blue Chip Growth	1,455,938	2,183	(264,192)	1,193,929	—	—	4,989,029	813,319	$46,599,031
Capital Appreciation	3,358,957	6,678	(608,881)	2,756,754	—	—	2,091,711	3,231,735	44,935,087
Core Bond	9,206,325	17,799	(343,669)	8,880,455	—	—	(471,843)	(1,740,091)	113,492,217
Emerging Markets Equity	797,243	272,448	(59,681)	1,010,010	—	—	248,710	(752,823)	11,564,616
Emerging Markets Value	2,734,154	15,589	(218,591)	2,531,152	—	—	691,692	(2,534,987)	24,881,229
Equity Income	4,717,659	4,692	(272,947)	4,449,404	—	—	1,451,314	(1,662,226)	77,197,165
Fundamental Large Cap Value	4,659,605	20,373	(213,651)	4,466,327	—	—	125,437	(2,129,288)	62,483,916
Global Bond	4,337,845	2,258	(261,035)	4,079,068	—	—	673,208	(993,938)	52,130,488
Global Conservative Absolute Return	1,018,865	—	(91,633)	927,232	—	—	(63,241)	47,431	8,586,169
International Growth	355,364	—	(36,679)	318,685	—	—	309,588	(99,864)	8,974,159
International Growth Stock	788,772	86	(30,820)	758,038	—	—	163,128	(979,340)	13,235,338
International Value	1,739,905	2,523	(94,599)	1,647,829	—	—	332,642	(1,104,527)	22,624,694
Mid Cap Stock	1,174,164	358,433	(529,303)	1,003,294	—	—	2,746,140	159,509	20,376,906
Mid Value	1,846,862	—	(121,369)	1,725,493	—	—	221,506	455,234	20,550,621
New Income	16,369,278	—	(598,445)	15,770,833	—	—	(462,095)	(3,142,089)	196,504,579
Select Bond	62,363,445	460,363	(3,036,137)	59,787,671	—	—	(1,683,166)	(10,924,938)	789,795,132
Short Term Government Income	1,484,353	2,101	(77,764)	1,408,690	—	—	(66,941)	(23,697)	16,847,933
Small Cap Growth	429,632	89,786	(64,696)	454,722	—	1,563,180	(135,215)	(1,062,205)	8,112,248
Small Cap Stock	1,178,803	—	(217,224)	961,579	—	—	(228,100)	1,526,655	10,971,620
Small Cap Value	517,348	122	(50,136)	467,334	—	—	80,730	296,590	9,785,967
Small Company Value	501,942	—	(52,096)	449,846	—	—	332,648	1,091	9,676,192
Strategic Equity Allocation	21,948,750	—	(1,666,853)	20,281,897	—	—	13,258,467	(8,447,819)	407,057,671
Strategic Growth	2,803,231	—	(439,540)	2,363,691	—	—	1,315,774	2,908,343	45,075,595
Total Return	7,439,117	39,322	(295,356)	7,183,083	502,901	—	(225,771)	(1,845,186)	94,888,526
					$512,575	$2,307,901	$24,870,884	($28,018,580)	$2,116,347,099
Managed Volatility Conservative Portfolio
Blue Chip Growth	486,190	6,475	(103,046)	389,619	—	—	$639,375	$1,275,831	$15,206,830
Capital Appreciation	1,124,595	29,566	(245,889)	908,272	—	—	473,579	1,297,151	14,804,833
Core Bond	7,320,467	—	(527,266)	6,793,201	—	—	(545,079)	(1,215,044)	86,817,110
Emerging Markets Equity	227,800	16,923	(28,534)	216,189	—	—	117,944	(243,405)	2,475,362
Emerging Markets Value	781,432	67,485	(95,055)	753,862	—	—	298,690	(800,349)	7,410,468
Equity Income	1,577,525	9,940	(154,167)	1,433,298	—	—	462,335	(489,153)	24,867,728
Fundamental Large Cap Value	1,553,442	48,503	(146,050)	1,455,895	—	—	99,122	(714,025)	20,367,963
Global Bond	3,527,468	8,728	(305,967)	3,230,229	—	—	245,730	(475,438)	41,282,330
Global Conservative Absolute Return	796,193	—	(134,073)	662,120	—	—	(91,365)	83,290	6,131,231
International Growth	97,394	2,302	(13,754)	85,942	—	—	110,677	(50,952)	2,420,129
International Growth Stock	218,947	1,499	(16,397)	204,049	—	—	88,275	(303,461)	3,562,702
International Value	476,810	13,786	(47,942)	442,654	—	—	187,011	(379,873)	6,077,644
Mid Cap Stock	213,881	3,867	(48,223)	169,525	—	—	219,617	234,069	3,443,057
Mid Value	338,229	331	(42,068)	296,492	—	—	57,931	68,432	3,531,224
New Income	13,020,838	—	(951,160)	12,069,678	—	—	(1,141,599)	(1,715,254)	150,388,189
Select Bond	49,476,280	—	(3,727,604)	45,748,676	—	—	(2,891,753)	(7,099,657)	604,340,007
Short Term Government Income	1,239,808	—	(104,578)	1,135,230	—	—	(89,991)	13,457	13,577,351
Small Cap Growth	114,973	27,329	(22,297)	120,005	—	$409,198	(38,864)	(273,785)	2,140,883
Small Cap Stock	319,428	3,582	(67,978)	255,032	—	—	260,875	85,817	2,909,919
Small Cap Value	138,008	1,283	(19,368)	119,923	—	—	22,309	77,240	2,511,190
Small Company Value	135,649	485	(18,418)	117,716	—	—	7,215	82,143	2,532,069
Strategic Equity Allocation	6,337,607	50,663	(742,071)	5,646,199	—	—	3,544,731	(2,002,223)	113,319,215
Strategic Growth	940,948	13,218	(178,105)	776,061	—	—	545,346	863,100	14,799,488
Total Return	5,906,935	29,146	(441,598)	5,494,483	$383,850	—	(333,266)	(1,299,498)	72,582,125
					$383,850	$409,198	$2,248,845	($12,981,587)	$1,217,499,047

27

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 30-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the sub-advisers (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

28

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(f)  the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that each Fund generally outperformed the historical performance of comparable funds and its respective benchmark over the recent term and underperformed the historical performance of comparable funds and its respective benchmark over the longer term. The Board considered steps the Advisor has taken to address performance and concluded that each Fund’s performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Profitability/Fall Out Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor;

(k)  with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

(l)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

29

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors, which are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that with respect to the John Hancock underlying portfolios in which the Funds invest the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each of the other funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Each Fund generally outperformed the historical performance of comparable funds and its respective benchmark over the recent term and underperformed the historical performance of comparable funds and its respective benchmark over the longer term. The Board considered steps the Advisor has taken to address performance and concluded that each Fund’s performance is being monitored and reasonably addressed.

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

30

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(4)	Certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

31

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Managed Volatility Aggressive Portfolio (f/k/a Lifestyle Aggressive MVP) (Manulife Asset Management (US)) (Manulife Asset Management (North America))
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group average for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-, five- and ten-year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-year period.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Managed Volatility Balanced Portfolio (f/k/a Lifestyle Balanced MVP) (Manulife Asset Management (US)) (Manulife Asset Management (North America))
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-, five- and ten-year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-year period.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Managed Volatility Conservative Portfolio (f/k/a Lifestyle Conservative MVP) (Manulife Asset Management (US)) (Manulife Asset Management (North America))
Benchmark Index — The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s five- and ten-year performance relative to the benchmark index and to the peer group average for the one-, three-, five- and ten-year periods.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

32

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2017	Fees and Expenses	Comments

Managed Volatility Growth Portfolio (f/k/a Lifestyle Growth MVP) (Manulife Asset Management (US)) (Manulife Asset Management (North America))
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-, five- and ten-year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-year period.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Managed Volatility Moderate Portfolio (f/k/a Lifestyle Moderate MVP) (Manulife Asset Management (US)) (Manulife Asset Management (North America))
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-, five- and ten-year performance relative to the benchmark index and to the peer group average for the one-, three-, five- and ten-year periods.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

33

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

34

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees

Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson*
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

* Member of the Audit Committee
† Non-Independent Trustee
\# Effective 6-19-18

Officers

Andrew G. Arnott, *President*
John J. Danello, *Senior Vice President, Secretary, and Chief Legal Officer*
Francis V. Knox, Jr., *Chief Compliance Officer*
Charles A. Rizzo, *Chief Financial Officer*
Salvatore Schiavone, *Treasurer*

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTLSA 6/18
8/18

1115018: 0618

American Funds Insurance Series®
Semi-annual report for the six months ended June 30, 2018

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents
1	Letter to investors
4	Fund reviews
Investment portfolios
45	Global Growth Fund
48	Global Small Capitalization Fund
52	Growth Fund
55	International Fund
58	New World Fund®
62	Blue Chip Income and Growth Fund
65	Global Growth and Income Fund
68	Growth-Income Fund
71	International Growth and Income Fund
74	Capital Income Builder®
78	Asset Allocation Fund
83	Global Balanced Fund
88	Bond Fund
94	Global Bond Fund
100	High-Income Bond Fund
105	Mortgage Fund
109	Ultra-Short Bond Fund
111	U.S. Government/AAA-Rated Securities Fund
115	Managed Risk Growth Fund
116	Managed Risk International Fund
117	Managed Risk Blue Chip Income and Growth Fund
118	Managed Risk Growth-Income Fund
119	Managed Risk Asset Allocation Fund
120	Financial statements

Fellow investors:

Global stocks were little changed for the six months ended June 30, 2018, with the MSCI ACWI (All Country World Index)[1] — a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes — returning –0.43%. Strong corporate earnings and ongoing central bank stimulus measures helped mitigate investor concerns about deteriorating trade relations, uncertainty related to political elections and rising U.S. interest rates.

The United States had one of the strongest markets, as the MSCI USA Index[1] (a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market) advanced 2.90%. The U.S. economic expansion continued into its 10th year, showing sustained strength even as trade tariffs led to heightened global tensions and occasionally volatile markets. Rising wages and low unemployment supported consumer spending, while inflation has only gradually accelerated. A sweeping overhaul of the tax code and a lightening of the regulatory regime boosted earnings projections for companies in certain sectors. Higher confidence also led many companies to increase capital expenditures and employee compensation.

Repeating a theme, information technology companies in particular advanced, supported by generally better than expected corporate earnings in the sector. Stocks of cyclical companies led gains, outpacing those in more defensive companies amid continued evidence of a broad-based global economic recovery, though recently there have been some signs of slowing in the rest of the world. In the current environment, there have been spikes in market volatility. For instance, volatility peaked at the beginning of the year as investor anxieties around inflationary pressures and climbing interest rates sent markets sharply lower, resulting in the first market correction (or roughly 10% loss) since early 2016. More recent bouts of volatility have been due to more aggressive U.S. trade policy.

The U.S. Federal Reserve increased short-term interest rates in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year. These rate hikes are steps toward normalization after central banks have pursued accommodative monetary policies focused on healing stresses in the global financial system caused by the 2008 financial crisis.

In Europe, markets have been pressured by political turmoil in Italy and Spain, and the eurozone grew at a slower pace. Share prices declined as Italian leaders struggled to form a coalition government amid investor worries about Italy leaving the EU, and U.S. officials announced tariffs on steel and aluminum imports from allies, including the European Union, Mexico and Canada. In June, the European Central Bank announced it plans to end quantitative easing at the end of the year given the right economic conditions. Overall, the MSCI Europe Index lost 3.23% led by Austria (-8.69%), Germany (–7.39%) and Switzerland (–6.92%). Elsewhere among developed

See page 2 for footnotes.

American Funds Insurance Series     1

markets, Japanese equities slipped 2.03% with news of a decrease in the country’s GDP and as Japan’s policy board lowered its inflation expectations for 2018 amid tepid wage growth. Outside developed economies, most emerging markets were negatively impacted by a strengthening U.S. dollar and political uncertainty ahead of elections in several developing countries. Economic conditions in Turkey (–29.61%) and Brazil (–17.29%) hurt sentiment as well.

In bond markets, U.S. investment-grade debt (as measured by the Bloomberg Barclays U.S. Corporate Investment Grade Index[2] of BBB/Baa-rated and above publically issued U.S. corporate and foreign debentures and secured notes) declined 3.27%, while U.S. high-yield corporate debt (as measured by the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index[2] of fixed-rate, non-investment-grade debt that limits the maximum exposure of any one issuer to 2%) marginally rose 0.16%, as investors sought higher yields than those offered by U.S. Treasuries. Bloomberg Barclays Global Aggregate Index[2], a measure of global investment-grade bonds lost 1.46%, while the Bloomberg Barclays U.S. Aggregate Index[2] (which measures U.S. investment-grade bonds) fell 1.62%. The 10-year Treasury yield, which stood at 2.40% on December 31, 2017, rose to 2.85%. U.S. dollar–denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global[3], which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, (including Brady bonds, loans and Eurobonds) fell 5.23% hurt by rising U.S. Treasury yields and a dollar rally.

The U.S. dollar appreciated against most currencies. In developed markets, the Canadian dollar (–4.75%), euro (–2.77%) and the Swiss franc (–1.86%) slid, while the Japanese yen (1.70%) gained against the greenback.

American Funds Insurance Series funds recorded mixed returns during the period and select funds with exposure to growth stocks enjoyed the highest returns.

The road ahead
The U.S. economy is healthy and appears to have recovered from the 2008-2009 financial crisis. Although conventional wisdom is that higher interest rates are bad for stocks, that’s not always the case. When U.S. rates rise against a backdrop of a strong economy, equities can rise along with bond yields. As such, we remain optimistic about the long-term outlook for U.S. equity markets. The current synchronized global economic recovery is also supportive of underlying corporate earnings growth in the U.S., while relatively low inflation, moderately rising commodity prices and broadly accommodative monetary policies should provide a favorable backdrop.

That said, we think equity valuations are above average in the United States, and geopolitical risks are rising. Thus, we may be entering a more moderate return environment compared to the strong returns of the past few years. Trade tensions between the U.S. and China pose challenges to global commerce and we will be watching those events closely. This and other trade disputes, coupled with tighter U.S. monetary policy, are likely to produce further market volatility. In addition, the adjustment to a more normalized interest rate environment could spark subsequent temporary downturns as the market adapts to fewer stimulus measures.

We remain confident in our ability to find attractive companies for the long term. We continue to stay the course of conducting deep fundamental research, with a long-term horizon, and an eye toward valuation and risk. We are optimistic that our robust investment process, and our ability to identify solid companies at good valuations based on bottom-up analysis, can serve our investors well in the long run.

We continue to have confidence this will remain the case, and thank you for your support. We look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal
Vice Chairman of the Board

Alan N. Berro
President

August 14, 2018

All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.
[2]	Source: Bloomberg Index Services Ltd.
[3]	This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

2     American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for Global Growth and Income Fund from May 1, 2006, through December 31, 2008, for International Growth and Income Fund from November 18, 2008, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for all managed risk funds except Managed Risk Blue Chip Income and Growth Fund and Managed Risk Asset Allocation Fund. The waivers and reimbursements will be in effect through at least May 1, 2019, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series     3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 3.18% for the six months ended June 30, 2018, compared with a 0.43% decrease for the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. As information technology stocks continued to push higher, defensive stocks pulled markets lower — weighed down by losses in the consumer staples and telecommunication services sectors.

An eclectic mix of financials and consumer discretionary investments boosted the fund’s relative returns. Amazon reported strong first-quarter earnings that beat analyst estimates thanks to Prime and Amazon Web Services, and was the top contributor to the fund’s returns. India’s fourth-largest private sector bank, Kotak Mahindra, was also additive as the company surged on solid fourth-quarter earnings.

Investments in consumer staples were the biggest drag on results. British American Tobacco hindered returns the most amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation.

On a geographic basis, stocks of companies domiciled in the U.S., Germany and the Netherlands were additive to results, while stocks of companies based in the U.K., the Philippines and Finland lagged.

Despite soaring valuations, the fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products, and whose values are not yet fully reflected in their share prices.

		Percent of net assets
Country diversification by domicile	The Americas		Europe (continued)		Other regions
	United States	39.5%	Spain	1.1%	South Africa	1.3%
	Other	1.4	Other	2.3
		40.9		27.7	Short-term securities & other
					assets less liabilities	9.3

	Europe		Asia/Pacific Basin
	United Kingdom	7.8	China	5.5	Total	100.0%
	Netherlands	4.9	Japan	4.6
	France	4.5	Taiwan	3.8
	Switzerland	2.9	Hong Kong	3.2
	Germany	1.5	India	1.9
	Russian Federation	1.4	Other	1.8
	Denmark	1.3		20.8

4     American Funds Insurance Series

Global Growth Fund

		Percent of net assets
Largest individual equity securities	Amazon	7.11%	Microsoft	2.49%
	ASML	3.70	Airbus Group	2.20
	Alphabet	3.60	Visa	2.11
	TSMC	3.25	AIA Group	2.09
	Facebook	2.78	Alibaba Group	2.00

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2018
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1997)	ratio
	Class 1	3.18%	14.52%	12.67%	9.12%	10.03%	.55%
	Class 1A	3.07	14.26	12.40	8.86	9.76	.80 [2]
	Class 2	3.03	14.24	12.38	8.85	9.76	.80
	Class 4	2.92	13.92	12.13	8.62	9.50	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 4.58% for the six months ended June 30, 2018. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 1.46%.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing global economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. As information technology stocks continued to push higher, defensive stocks pulled markets lower — weighed down by losses in the consumer staples and telecommunication services sectors.

Fund holdings in the health care sector, which include companies specializing in everything from biotechnology and pharmaceuticals to life sciences tools and services industries, aided returns. Wuxi Biologics and Insulet Corporation surged to all-time highs led by strong earnings and revenue growth, respectively. However, the fund’s investments in industrials stocks, such as International Container Terminal Services and Johnson Electric Holdings, hurt results.

While investments in U.S. companies were additive to returns, investments in companies domiciled in the Philippines detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit our shareholders. They believe rigorous bottom-up research into each potential equity investment can help achieve this goal. The fund currently holds some 200 companies diversified across geographies and industries. As always, we maintain our commitment to investing for the long term.

	Percent of net assets
Country diversification by domicile	The Americas		Asia/Pacific Basin (continued)		Short-term securities & other
	United States	42.3%	Thailand	1.2%	assets less liabilities	8.7%
	Canada	2.5	Philippines	1.1
	Other	.6	Other	1.3	Total	100.0%
		45.4		26.6

	Asia/Pacific Basin		Europe
	Japan	7.8	United Kingdom	11.0
	China	5.1	Germany	1.6
	India	4.3	Sweden	1.3
	Hong Kong	3.3	Italy	1.0
	Taiwan	1.3	Other	4.4
	South Korea	1.2		19.3

		Percent of net assets
Largest individual equity securities	GW Pharmaceuticals	2.42%	Melco International Development	1.25%
	Insulet	1.76	China Biologic Products	1.21
	Integra LifeSciences Holdings	1.54	Madrigal Pharmaceuticals	1.16
	iRhythm	1.53	GVC Holdings	1.15
	Kotak Mahindra Bank	1.50	ENN Energy Holdings	1.14

6     American Funds Insurance Series

Global Small Capitalization Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since April 30, 1998)	ratio
	Class 1	4.58%	17.00%	10.38%	6.11%	9.79% %	.74%
	Class 1A	4.49	16.74	10.13	5.86	9.52	.99[2]
	Class 2	4.46	16.68	10.11	5.85	9.52	.99
	Class 4	4.33	16.43	9.84	5.60	9.25	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 9.95% for the six months ended June 30, 2018, compared with a 2.65% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Investments in the consumer discretionary and health care sectors boosted the fund’s returns. Among the fund’s top contributors to returns (posting at least double-digit gains) were consumer discretionary companies Amazon and Netflix. As Amazon’s Prime subscriber base exceeded 100 million, an increase in the number of subscriptions for Netflix boosted the company’s revenue growth. Some companies in the financials sector detracted from absolute results, led by Wells Fargo as the bank came under continued pressure because of probes into its sales practices.

Although U.S. economic growth remained strong, the fund’s portfolio managers are keeping a close watch on economic indicators, such as wage growth and fiscal policy, including outcomes of the recent U.S. tax bill. Portfolio managers continue to favor well-positioned, growth-oriented companies that are capable of generating free cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

	Percent of net assets
Largest individual equity securities	Amazon	7.57%	Broadcom	3.06%
	Facebook	5.53	UnitedHealth Group	2.98
	Alphabet	4.82	ASML	2.75
	Microsoft	4.30	Tesla	2.41
	Netflix	3.20	Wells Fargo	2.15

8     American Funds Insurance Series

Growth Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	9.95%	22.81%	16.42%	10.46%	12.95%	.35%
	Class 1A	9.81	22.51	16.14	10.19	12.67	.60 [2]
	Class 2	9.83	22.52	16.13	10.19	12.67	.60
	Class 3	9.86	22.60	16.21	10.26	12.74	.53
	Class 4	9.68	22.20	15.84	9.93	12.39	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund marginally declined 0.02% for the six months ended June 30, 2018. Its benchmark, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), fell 3.77%.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. As information technology stocks continued to push higher, defensive stocks pulled markets lower – weighed down by losses in the consumer staples and telecommunication services sectors.

Investments in the utilities sector boosted returns with ENN Energy and China Gas Holdings among the top contributors thanks to rising demand for natural gas in China. Investments in the financials sector hindered absolute results, pressured by geopolitical headwinds and a flattening yield curve.

The fund’s portfolio managers continue to monitor key indicators in advanced countries – from wage growth and inflation dynamics to the impact of technology and demographics on productivity – as they seek the flexibility to pivot to areas of opportunity. Our focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping us identify investments that we believe represent the best value over the long term.

					Percent of net assets
Country diversification	Asia/Pacific Basin		Europe (continued)		Other regions
by domicile	Japan	13.4%	Spain	2.4%	Israel	1.7%
	China	8.5	Netherlands	1.9	Other	.7
	Hong Kong	8.0	Ireland	1.5		2.4
	India	6.1	Other	2.5
	South Korea	5.2		38.0	Short-term securities & other
	Australia	1.3			assets less liabilities	7.9
	Other	2.0	The Americas
		44.5	Canada	3.3	Total	100.0%
			Brazil	2.3
	Europe		United States	1.5
	United Kingdom	13.3	Other	.1
	France	9.4		7.2
	Switzerland	4.2
	Germany	2.8

			Percent of net assets
Largest equity	Airbus Group	3.48%	Alibaba Group Holding	2.11%
securities	AIA Group	3.34	Novartis	1.97
	HDFC Bank	2.58	Teva Pharmaceutical Industries	1.71
	Samsung Electronics	2.52	Royal Dutch Shell	1.48
	Tencent	2.32	Rolls-Royce Holdings	1.40

10     American Funds Insurance Series

International Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio
	Class 1	–.02%	11.56%	8.65%	4.92%	8.39%	.54%
	Class 1A	–.13	11.30	8.38	4.66	8.12	.79 [2]
	Class 2	–.16	11.30	8.37	4.66	8.12	.79
	Class 3	–.10	11.35	8.45	4.73	8.20	.72
	Class 4	–.28	11.01	8.10	4.42	7.86	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was down 3.89% for the six months ended June 30, 2018. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), marginally declined 0.43%. The MSCI Emerging Markets Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), decreased by 6.66%.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. Emerging markets were under pressure due to a stronger U.S. dollar, geopolitics and tightening global liquidity.

The fund’s relative returns outpaced most emerging markets. Investments in the information technology and energy sectors were beneficial to the fund. Condiment maker Foshan Haitian Flavoring & Food rose on the back of China’s strong economic growth. Among detractors, investments in the financials sector hurt results with Grupo Financiero Galicia hindering returns despite reporting strong fourth-quarter profits.

While the broad stock market has rallied amid a global economic recovery, at this point in the market cycle selectivity and close attention to individual holdings are particularly important. The fund’s portfolio managers continue to pursue a bottom-up approach to investing and continue to search for undervalued companies with solid foundations around the world.

	Percent of net assets
Country diversification	Asia/Pacific Basin		The Americas (continued)		Other regions
by domicile	China	14.8%	Canada	2.5%	South Africa	1.2%
	India	13.0	Argentina	2.0	Other	1.0
	Japan	3.8	Mexico	1.3		2.2
	Taiwan	2.9	Other	.6
	Hong Kong	2.3		25.7	Short-term securities & other
	South Korea	1.1			assets less liabilities	12.6
	Australia	1.0	Europe
	Other	2.1	United Kingdom	8.0
		41.0	France	3.6	Total	100.0%
			Russian Federation	2.5
	The Americas		Switzerland	1.7
	United States	12.6	Other	2.7
	Brazil	6.7		18.5

	Percent of net assets
Largest equity	Reliance Industries	5.52%	Airbus Group	2.05%
securities	TSMC	2.58	Pagseguro Digital	1.97
	First Quantum Minerals	2.46	Alphabet	1.97
	HDFC Bank	2.35	Alibaba Group Holding	1.81
	British American Tobacco	2.31	AIA Group	1.64

12     American Funds Insurance Series

New World Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since June 17, 1999)	ratio
	Class 1	–3.89%	8.81%	6.16%	4.17%	8.34%	.76%
	Class 1A	–3.99	8.53	5.90	3.91	8.07	1.01 [2]
	Class 2	–4.01	8.54	5.89	3.91	8.07	1.01
	Class 4	–4.13	8.23	5.62	3.66	7.80	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 0.47% for the six months ended June 30, 2018, trailing the 2.65% rise in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Investments in information technology and consumer discretionary companies boosted absolute results. Among the fund’s top contributors to absolute returns (posting double-digit gains) was consumer discretionary company Twenty-First Century Fox, which reported fiscal second-quarter earnings above analyst estimates led by higher revenues from its cable networking business.

Fund holdings in the consumer staples sector hindered returns. Investments in tobacco companies, such as Altria Group and British American Tobacco, hurt results amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation. Given the fund’s focus on investing in dividend-paying stocks, a lack of investments in certain growth stocks in the consumer discretionary sector – such as Amazon and Netflix – hampered relative results.

The fund’s portfolio managers are keeping a close watch on U.S. fiscal policy and geopolitics and its implications on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of generating positive cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

	Percent of net assets
Largest individual	AbbVie	6.84%	EOG Resources	2.96%
equity securities	Wells Fargo	4.17	Abbott Laboratories	2.93
	Amgen	3.28	Teva Pharmaceutical Industries	2.90
	Intel	3.08	CSX	2.75
	Microsoft	3.04	Gilead Sciences	2.62

14       American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since July 5, 2001)	ratio
	Class 1.47%		11.36%	12.92%	9.96%	6.67%	.41%
	Class 1A	.32	11.08	12.65	9.69	6.41	.66 [2]
	Class 2.29		10.99	12.63	9.68	6.40	.66
	Class 4.14		10.75	12.40	9.47	6.17	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series       15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund declined 0.79% for the six months ended June 30, 2018, compared with a 0.43% decrease in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. In Europe, markets have been pressured by political turmoil in Italy and Spain, while the eurozone grew at a slower pace. As information technology stocks continued to push higher, defensive stocks pulled markets lower — weighed down by losses in the consumer staples and telecommunication services sectors.

Several sectors including health care contributed to the fund’s returns. Health care companies UnitedHealth Group and Centene rallied on solid earnings reports and were among the top contributors to results. On the downside, investments in the consumer staples sector hindered returns. British American Tobacco was the top detractor amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation.

On a country basis, holdings in the U.S. and Denmark contributed the most to absolute returns, and holdings in the U.K. and Brazil were a drag on returns.

The fund’s portfolio managers recognize that we are in the late stages of a synchronized global economic recovery. With quantitative easing programs ending or set to end in the U.S. and Europe, the fund’s managers remain cautiously optimistic about the prospects of the global economy and are monitoring the potential impact of rising interest rates on global growth. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with sustainable dividends and income.

	Percent of net assets
Country diversification	The Americas		Europe (continued)		Other regions
by domicile	United States	36.5%	Netherlands	1.0%	Israel	.3%
	Brazil	3.8	Other	1.0
	Mexico	2.9		27.7	Short-term securities & other
	Other	.9			assets less liabilities	6.8
		44.1	Asia/Pacific Basin
			Japan	6.6
	Europe		Taiwan	4.4	Total	100.0%
	United Kingdom	11.1	India	3.4
	France	6.4	China	3.2
	Switzerland	2.8	Hong Kong	1.1
	Germany	2.1	Other	2.4
	Denmark	2.0		21.1
	Ireland	1.3

	Percent of net assets
Largest equity	Nintendo	4.00%	UnitedHealth Group	2.45%
securities	British American Tobacco	3.32	Reliance Industries	2.03
	Microsoft	3.11	Century Aluminum	1.76
	Airbus Group	2.89	United Microelectronics	1.50
	TSMC	2.58	Ørsted	1.46

16     American Funds Insurance Series

Global Growth and Income Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since May 1, 2006)	ratio
	Class 1	-.79%	9.16%	10.07%	7.14%	6.91%	.63%
	Class 1A	-.99	8.91	9.82	6.89	6.66	.88 [2]
	Class 2	-.90	8.92	9.81	6.88	6.65	.88
	Class 4	-1.12	8.58	9.51	6.63	6.40	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 6.58% for the six months ended June 30, 2018. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 2.65%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Regarding the fund, investments in the consumer discretionary sector contributed the most to the fund’s returns. Among consumer discretionary companies, Netflix and Amazon contributed the most to the fund’s results on the back of strong first-quarter earnings. As Amazon’s Prime subscriber base exceeded 100 million, an increase in the number of subscriptions for Netflix boosted the company’s revenue growth. On the downside, investments in the consumer staples sector weighed on absolute returns. British American Tobacco hindered sector results the most amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation.

The fund’s portfolio managers continue to look for compelling investment opportunities, while being cognizant that company valuations, in some cases, are elevated later in the market cycle.

	Percent of net assets
Largest equity	Netflix	3.70%	AbbVie	1.93%
securities	Alphabet	3.37	UnitedHealth Group	1.69
	Amazon	3.20	JPMorgan Chase	1.56
	Microsoft	2.91	Intel	1.45
	Facebook	2.15	Amgen	1.45

18     American Funds Insurance Series

Growth-Income Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	6.58%	18.99%	14.56%	10.16%	11.48%	.28%
	Class 1A	6.46	18.69	14.29	9.90	11.21	.53 [2]
	Class 2	6.44	18.68	14.27	9.88	11.21	.53
	Class 3	6.50	18.75	14.35	9.96	11.28	.46
	Class 4	6.33	18.39	13.98	9.63	10.93	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund declined 1.87% for the six months ended June 30, 2018, compared to the 3.77% decline in its benchmark index, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. In Europe, markets have been pressured by political turmoil in Italy and Spain, while the eurozone grew at a slower pace. As information technology stocks continued to push higher, defensive stocks pulled markets lower — weighed down by losses in the consumer staples and telecommunication services sectors.

The best contributors to the fund’s relative returns were the health care and industrials sectors due in part to good stock selection. Health care companies Hikma Pharmaceuticals and Daiichi Sankyo recorded double-digit returns and were the top contributors to the fund’s returns, despite reporting lower operating profits for the year that ended 2017 than for the previous period.

On the downside, investments in the financials sector detracted from the fund’s returns, pressured by geopolitical headwinds and a flattening yield curve. Among financials, Banco Santander and KB Financial Group were a drag on results, despite reporting growth in first-quarter profits.

The fund’s portfolio managers continue to monitor global geopolitics that may derail economic growth, and are optimistic that global research combined with the fund’s flexible mandate will help us identify attractive investment opportunities.

					Percent of net assets
Country diversification	Europe		Asia/Pacific Basin		Other regions
by domicile	United Kingdom	22.4%	China	7.6%	Israel	1.2%
	France	10.2	Japan	6.3	Other	.7
	Switzerland	4.7	Hong Kong	5.3		1.9
	Germany	2.8	South Korea	4.3
	Spain	2.7	India	3.2	Short-term securities & other
	Russian Federation	2.4	Other	2.3	assets less liabilities	8.0
	Sweden	1.9		29.0
	Denmark	1.8			Total	100.0%
	Netherlands	1.6	The Americas
	Portugal	1.3	Brazil	3.4
	Norway	1.2	United States	1.1
	Italy	1.2	Other	1.1
	Other	1.3		5.6
		55.5

			Percent of net assets
Largest individual	Royal Dutch Shell	4.58%	Airbus	2.03%
equity securities	Rio Tinto	4.16	Zurich Insurance Group	1.87
	British American Tobacco	3.21	Shanghai International Airport	1.86
	HDFC Bank	2.58	Samsung Electronics	1.85
	Novartis	2.21	Ørsted	1.82

20     American Funds Insurance Series

International Growth and Income Fund

Average annual	For periods ended June 30, 2018
total returns based on					Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	(since November 18, 2008)	ratio
	Class 1	–1.87%	6.43%	5.70%	9.59%	.65%
	Class 1A	–2.00	6.15	5.46	9.33	.90 [2]
	Class 2	–1.98	6.13	5.44	9.32	.90
	Class 4	–2.12	5.88	5.20	9.09	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result refl ects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fi scal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, lost 2.11% for the six months ended June 30, 2018. During the same period, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), declined 0.43%. The Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), fell by 1.62%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 declined 0.72%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, decreased by 2.40%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

In the equity portfolio, the best contributors to the fund’s absolute returns included investments in the consumer discretionary and industrials sectors. Synchronized global economic growth was accompanied by an uptick in capital spending in the U.S. that is expected to benefit companies in the industrials sector such as Boeing. Airbus also contributed to the fund’s results as the European plane maker promised to deliver more jets than ever before.

On the downside, investments in the consumer staples and telecommunication services sectors detracted from returns. While Vodafone hindered results the most amid news that its CEO is stepping down, Philip Morris International was among the top detractors amid mixed first-quarter earnings led by investor concerns about growth of its new tobacco products and loss of market share in many of its brands. The fixed income portfolio detracted from the fund’s relative returns due to curve positioning.

As the U.S. economy and markets ring in another year of expansion, the fund’s portfolio managers are monitoring these twin factors and remain confident about the prospects of continued economic growth in the near future. Portfolio managers are also optimistic that our bottom up approach to investing will help us identify attractive long-term investment opportunities, despite higher equity valuations in the U.S.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Short-term securities & other
by domicile	United States	53.3%	Sweden	1.3%	assets less liabilities	8.5%
	Canada	2.7	Netherlands	1.3
		56.0	Other	2.5	Total	100.0%
				27.3
	Europe
	United Kingdom	14.2	Asia/Pacific Basin
	France	3.7	Hong Kong	3.2
	Switzerland	2.7	Taiwan	2.0
	Italy	1.6	Japan	1.5
			Other	1.5
				8.2

22     American Funds Insurance Series

Capital Income Builder

Average annual	For periods ended June 30, 2018
total returns based on				Lifetime	Expense
a $1,000 investment		6 months	1 year	(since May 1, 2014)	ratio
	Class 1	–2.11%	2.42%	3.25%	.54%
	Class 1A	–2.23	2.20	2.99	.79 [5]
	Class 2	–2.32	2.09	3.12	.79
	Class 4	–2.36	1.92	2.73	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result refl ects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

Source: Thomson Reuters Lipper. Lipper averages refl ect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

[5]	Based on estimated amounts for the current fi scal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 1.14% for the six months ended June 30, 2018. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), declined 1.62%. A blend of the two indexes, the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index,3 advanced 1.00%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Fund holdings in the information technology sector contributed the most to the fund’s absolute returns. Microsoft, led by strong third-quarter earnings, was a top contributor to the fund’s returns as the company continued to push into cloud computing and related software. Sales in the company’s personal computing segment also rose. Among other information technology companies, ASML and Intuit also enjoyed double-digit returns as both companies contributed to results.

Investments in the consumer staples sector detracted from the fund’s returns. British American Tobacco hindered sector returns the most amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation. The fund’s fixed income holdings were also a drag on relative returns due to curve positioning.

The fund’s portfolio managers continue to evaluate the economic and market-sector implications of the current administration’s decisions regarding fiscal policy and trade. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

			Percent of net assets
Largest individual equity securities	Microsoft	2.75%	DowDuPont	1.50%
	UnitedHealth Group	2.26	Noble Energy	1.43
	TSMC	2.24	Broadcom	1.36
	ASML Holding	1.68	Johnson & Johnson	1.36
	VeriSign	1.66	Intel	1.33

24     American Funds Insurance Series

Asset Allocation Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2018
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since August 1,1989)	ratio
	Class 1	1.14%	8.82%	9.30%	7.96%	8.58%	.29%
	Class 1A	1.00	8.54	9.04	7.70	8.31	.54 [4]
	Class 2.98		8.51	9.02	7.69	8.31	.54
	Class 3	1.07	8.63	9.10	7.77	8.38	.47
	Class 4.86		8.23	8.79	7.47	8.05	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund declined 0.47% for the six months ended June 30, 2018. The MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), decreased by 0.43%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of investment-grade bonds (rated BBB/Baa and above), fell 1.46%. The 60%/40% MSCI ACWI/ Bloomberg Barclays Global Aggregate Index,3 a blend of the two indexes, declined 0.79%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Investments in the consumer discretionary sector boosted the fund’s returns, with Amazon among the top contributors. Amazon reported strong first-quarter earnings that beat analyst estimates thanks to Prime and Amazon Web Services. On the downside, investments in the information technology sector hindered returns. Brazilian online-payment company PagSeguro detracted the most from the fund’s returns as the company’s share price remained volatile since its IPO in January. In fixed income, currency exposure detracted from the fund’s returns led by emerging market debt.

The fund’s portfolio managers exercise caution and continue to monitor geopolitics that may derail the global economic recovery. Portfolio managers continue to stay the course of focusing on global research and bottom-up analysis.

Percent of net assets			Percent of net assets
Largest sectors	Information technology	12.8%	Largest fixed income	U.S. Treasury	10.5%
in common stock	Financials	7.8	holdings (by issuer)	Japanese Government	3.5
holdings	Health care	6.3		Mexican Government	1.1
	Industrials	6.3		Polish Government	1.1
	Energy	5.7		Fannie Mae	1.0

26     American Funds Insurance Series

Global Balanced Fund

	Percent of net assets
Currency					Short-term
diversification				Forward	securities &
			Bonds &	currency	other assets
		Equity securities	notes	contracts	less liabilities	Total
	U.S. dollars	29.3%	18.6%	.2%	4.9%	53.0%
	Euros	9.1	3.3	1.0	—	13.4
	Japanese yen	4.8	3.5	1.4	—	9.7
	British pounds	7.0	.7	.1	—	7.8
	Swiss francs	2.7	—	—	—	2.7
	Hong Kong dollars	2.5	—	—	—	2.5
	New Taiwan Dollar	1.3	—	—	—	1.3
	Other currencies	5.1	7.2	(2.7)	—	9.6
						100.0%

Percent of net assets
Largest equity	Nintendo	1.67%	Boeing	1.36%
securities	ASML	1.61	Microsoft	1.36
	Humana	1.60	HSBC	1.31
	PagSeguro Digital	1.58	TSMC	1.28
	Amazon	1.38	JPMorgan Chase	1.20

Average annual	For periods ended June 30, 2018
total returns based on					Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	(since May 2, 2011)	ratio
	Class 1	–.47%	7.33%	6.72%	5.90%	.71%
	Class 1A	–.55	7.13	6.50	5.67	.96 [4]
	Class 2	–.55	7.01	6.46	5.64	.96
	Class 4	–.71	6.78	6.39	5.54	1.21

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series      27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund declined by 1.76% for the six months ended June 30, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index,1 which measures investment-grade U.S. bonds (rated BBB/Baa and above), was down 1.62%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year. Concerns about more restrictive U.S. trade policy helped prevent longer dated Treasury yields from rising further.

The fund’s curve positioning hurt relative returns, but our conviction in our curve steepener position has grown as the U.S. Treasury yield curve has flattened.

On the whole, the U.S. economy appears to be in good shape and is expected to grow at a moderate pace. Higher interest rates in the U.S. are a potential source of tailwinds, as higher income can help offset any potential capital losses from rising rates. The fund’s portfolio managers are optimistic about total return attributes for investing in a spectrum of fixed income securities, including U.S. and emerging market debt.

Percent of net assets
Largest holdings	U.S. Treasury	25.1%	Teva Pharmaceutical	1.7%
(by issuer)	Fannie Mae	15.7	Japanese Government	1.5
	Ginnie Mae	4.5	State of Illinois	1.4
	Freddie Mac	3.3	Portuguese Government	1.3
	Mexican Government	2.4	Bank of America	1.1

28     American Funds Insurance Series

Bond Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since January 2, 1996)	ratio
	Class 1	–1.76%	–.55%	2.38%	3.07%	4.55%	.38%
	Class 1A	–1.87	–.79	2.13	2.82	4.29	.63 [2]
	Class 2	–1.92	–.81	2.12	2.81	4.29	.63
	Class 4	–1.94	–.98	1.88	2.57	4.04	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund declined by 1.54% for the six months ended June 30, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index,1 which measures global investment-grade bonds (rated BBB/Baa and above), was down 1.46%.

Bonds generated mixed returns across the board, including developed and emerging markets debt. The U.S. Federal Reserve raised the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Other factors, including global trade conflicts, helped prevent longer dated Treasury yields from rising further. Outside the U.S., the European Central Bank left interest rates unchanged, despite signs of improving economic growth and higher inflation. The U.S. dollar appreciated against the euro, the yen and most other currencies.

Low exposure to euro-zone denominated debt combined with above-benchmark investments in Mexican and Polish debt contributed notably to relative returns. On the downside, duration positioning hampered results amid rising yields.

The fund’s portfolio managers maintain a cautious approach to investing in global bond markets and believe that our global research can help identify attractive long-term investments around the world. Having the flexibility to diversify and adjust exposure by country, sector and currency continues to serve as a hallmark of the fund’s approach to global investing.

					Percent of net assets
	Currency weighting (after hedging) by country		Non-U.S. government bonds by country
	United States[2]	51.8%	Japan		10.5%
	Japan	16.5	Euro zone[3]:
	Euro zone[3]	16.0	Germany	2.4%
	Mexico	2.6	Spain	2.0
	United Kingdom	2.6	Portugal	1.6
	Denmark	1.8	Italy	1.3
	Poland	1.5	Belgium	1.0
	Malaysia	1.1	Other	1.7	10.0
	Other	6.1	Poland		3.9
	Total	100.0%	Mexico		3.2
			India		2.9
			United Kingdom		2.0
			Malaysia		1.6
			Korea		1.4
			Thailand		1.3
			Romania		1.2
			Other		10.1
			Total		48.1%

					Percent of net assets
Largest holdings	U.S. Treasury	19.9%	German Government		2.3%
(by issuer)	Japanese Government	10.5	Spanish Government		2.0
	Polish Government	3.9	Fannie Mae		1.8
	Mexican Government	3.4	Malaysian Government		1.6
	Indian Government	2.7	Portuguese Government		1.6

30     American Funds Insurance Series

Global Bond Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since October 4, 2006)	ratio
	Class 1	–1.54%	.36%	1.76%	2.98%	3.88%	.56%
	Class 1A	–1.55	.25	1.56	2.75	3.64	.81 [4]
	Class 2[5]	–1.59	.20	1.51	2.74	3.62	.81
	Class 4	–1.71	–.07	1.31	2.52	3.40	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 14.7%.
[3]	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Greece, Ireland, Italy, Portugal and Spain.
[4]	Based on estimated amounts for the current fiscal year.
[5]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 0.48% for the six months ended June 30, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures non-investment-grade bonds and limits the exposure of an issuer to 2%, rose 0.16%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Other factors, including global trade conflicts, helped prevent longer dated Treasury yields from rising further.

Amid rising interest rates, the fund’s significant position in short-duration bonds, which tend to outperform longer duration bonds in a rising rate environment, helped returns relative to the benchmark. The fund’s industry allocation to pharmaceuticals was also additive to results, while allocation to telecommunication services hurt returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high-yield market. While we are monitoring the Federal Reserve’s tightening monetary policy, the higher yields and relatively short duration of high yield bonds should help mitigate any impact from rising rates.

				Percent of net assets
Largest holdings	Valeant Pharmaceuticals International	2.8%	Cheniere Energy Partners	1.8%
(by issuer)	First Quantum Minerals	2.0	Charter Communications	1.8
	Société Générale	2.0	Frontier Communications	1.7
	Intelsat Jackson Holdings	1.8	Sprint Nextel	1.4
	Tenet Healthcare	1.8	Chesapeake Energy	1.4

32     American Funds Insurance Series

High-Income Bond Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1.48%		3.03%	4.66%	6.32%	8.76%	.49%
	Class 1A	.37	2.72	4.42	6.06	8.49	.74 [2]
	Class 2.35		2.71	4.39	6.06	8.49	.74
	Class 3.35		2.82	4.46	6.13	8.57	.67
	Class 4.27		2.53	4.20	5.84	8.24	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund lost 1.21% for the six months ended June 30, 2018, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, declined 0.95%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Concerns about more restrictive U.S. trade policy helped prevent longer dated Treasury yields from rising further.

The fund’s investments in asset-backed securities and inflation protected securities were additive to relative returns. Also additive to relative returns were investments in 30-year mortgage-backed securities with coupons of 4.00% that surpassed investments in 30-year mortgage-backed securities with lower coupons and 15-year mortgage backed securities. On the downside, as the yield curve flattened, the fund’s curve positioning hampered relative returns.

The fund’s portfolio managers seek to identify high-quality mortgage-backed securities based on our bottom-up approach to investing. In the current environment, demand for flight-to-safety assets and the fund’s low correlation to equities should help investors navigate macroeconomic and geopolitical uncertainty and remain well diversified.

Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Freddie Mac	14.5%
obligations	Ginnie Mae	19.9
	Fannie Mae	18.4	52.8%
	Other		19.8
	Total		72.6%

34     American Funds Insurance Series

Mortgage Fund

Average annual	For periods ended June 30, 2018
total returns based on					Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	(since May 2, 2011)	ratio
	Class 1	–1.21%	–1.25%	2.08%	2.25%	.47%
	Class 1A	–1.31	–1.51	1.83	2.00	.72 [2]
	Class 2	–1.26	–1.41	1.85	2.01	.72
	Class 4	–1.38	–1.65	1.65	1.84	.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

 American Funds Insurance Series     35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 0.65% for the six months ended June 30, 2018, while the Bloomberg Barclays Short-Term Government/Corporate Index,1 which consists of government and corporate sector securities with remaining maturity from one up to (but not including) 12 months, gained 0.82%.

The fund’s returns were higher than in 2017 as the Federal Reserve raised the benchmark federal funds rate twice this year, to the current range of 1.75% and 2.00%. Given an increase in interest rates to reassure investors of persistent U.S. economic strength, the fund’s portfolio managers believe the fund has the potential to provide current income.

36     American Funds Insurance Series

Ultra-Short Bond Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1.65%		1.05%	.16%	.09%	3.46%	.35%
	Class 1A	.65	1.06	–.02	–.12	3.21	.60 [2]
	Class 2.53		.90	–.09	–.16	3.21	.60
	Class 3.63		.99	.00	–.08	3.28	.53
	Class 4.47		.63	–.23	–.33	2.97	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s	Commercial paper	84.6%
assets were	Federal agency discount notes	11.2
invested as of	U.S. Treasury bills	4.1
June 30, 2018	Other assets less liabilities	.1
	Total	100.0%

American Funds Insurance Series     37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund declined 1.08% for the six months ended June 30, 2018, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, decreased by 1.01%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Concerns about more restrictive U.S. trade policy helped prevent longer dated Treasury yields from rising further.

During the period, the fund’s duration contributed to relative returns. On the downside, yield curve positioning detracted from relative returns as the yield curve flattened.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers have positioned the fund with the expectation that rate hikes over the next two to three years will be at a slower pace than is currently priced into the market. They believe this can lead to a steepening yield curve and higher inflation expectations.

Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Freddie Mac	3.5%
obligations	Fannie Mae	13.2
	Ginnie Mac	6.5	23.2%
	Other		5.3
	Total		28.5%

38     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since December 2, 1985)	ratio
	Class 1	–1.08%	–1.12%	1.75%	3.15%	5.74%	.36%
	Class 1A	–1.25	–1.39	1.52	2.90	5.48	.61 [2]
	Class 2	–1.22	–1.38	1.48	2.89	5.47	.61
	Class 3	–1.19	–1.30	1.56	2.96	5.55	.54
	Class 4	–1.33	–1.67	1.26	2.67	5.22	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series     39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 5.41% for the six months ended June 30, 2018. Standard & Poor’s 500 Managed Risk Index – Moderate Aggressive1 rose 0.69%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments in consumer discretionary and health care added to returns, while investments in financials detracted from the fund’s absolute results.

Average annual	For periods ended June 30, 2018
total returns based on					Lifetime	Gross expense	Net expense
a $1,000 investment		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio
	Class P1	5.41%	16.61%	10.04%	9.87%	.78%	.72%
	Class P2	5.26	16.42	9.70	9.55	1.03	.97

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40     American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 0.50% for the six months ended June 30, 2018, compared to the Standard & Poor’s EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive,1 which fell 2.13%. The MSCI ACWI (All Country World Index) ex USA,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), decreased by 3.77%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the utilities sector added to returns, while investments in the financials sector hindered the fund’s absolute results.

Average annual	For periods ended June 30, 2018
total returns based on					Lifetime	Gross expense	Net expense
a $1,000 investment		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio
	Class P1	–.50%	10.07%	4.39%	3.84%	.95%	.87%
	Class P2	–.76	9.55	3.96	3.42	1.20	1.12

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series     41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund lost 1.80% for the six months ended June 30, 2018, trailing Standard & Poor’s 500 Managed Risk Index – Moderate,1 which rose 0.49%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Blue Chip Income and Growth Fund’s investments in the information technology sector were additive to absolute returns, while consumer staples stocks hindered the fund’s results.

Average annual	For periods ended June 30, 2018
total returns based on					Lifetime	Gross expense	Net expense
a $1,000 investment		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio
	Class P1	–1.80%	7.63%	7.84%	7.61%	.82%	.77%
	Class P2	–2.04	7.21	7.43	7.21	1.07	1.02

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42     American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 3.47% for the six months ended June 30, 2018, outpacing the Standard & Poor’s 500 Managed Risk Index – Moderate1, which rose 0.49%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments in the consumer discretionary sector added the most to the fund’s returns, while investments in the consumer staples sector was a drag on the fund’s absolute results.

Average annual	For periods ended June 30, 2018
total returns based on					Lifetime	Gross expense	Net expense
a $1,000 investment		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio
	Class P1	3.47%	14.40%	9.27%	9.07%	.74%	.67%
	Class P2	3.39	14.09	8.93	8.74	.99	.92

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series     43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund marginally declined 0.14% for the six months ended June 30, 2018, trailing the Standard & Poor’s 500 Managed Risk Index – Moderate Conservative1, which rose 0.28%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The fund’s underlying investments in the information technology sector contributed the most to absolute returns, while investments in the consumer staples sector hindered returns.

Average annual	For periods ended June 30, 2018
total returns based on					Lifetime	Gross expense	Net expense
a $1,000 investment		6 months	1 year	5 years	(since September 28, 2012)	ratio	ratio
	Class P1	–.14%	6.85%	7.03%	7.89%	.69%	.64%
	Class P2	–.26	6.59	6.76	7.62	.94	.89

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

44     American Funds Insurance Series

Global Growth Fund
Summary investment portfolio June 30, 2018	unaudited

Common stocks 90.66%		Shares	Value (000)
Information	ASML Holding NV	648,442	$128,505
technology	ASML Holding NV (New York registered)	517,300	102,410
31.08%	Alphabet Inc., Class A1	130,000	146,795
	Alphabet Inc., Class C1	71,052	79,269
	Taiwan Semiconductor Manufacturing Co., Ltd.	26,955,000	191,408
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	12,248
	Facebook, Inc., Class A1	898,500	174,597
	Microsoft Corp.	1,583,100	156,109
	Visa Inc., Class A	998,800	132,291
	Alibaba Group Holding Ltd. (ADR)[1]	671,050	124,500
	Nintendo Co., Ltd.	345,600	112,999
	Broadcom Inc.	373,700	90,675
	Tencent Holdings Ltd.	1,800,000	90,349
	Just Eat PLC[1]	5,292,000	54,406
	AAC Technologies Holdings Inc.	3,806,540	53,613
	Temenos AG	335,000	50,742
	Largan Precision Co., Ltd.	255,000	37,554
	PagSeguro Digital Ltd., Class A1	1,340,900	37,210
	Other securities		174,554
			1,950,234

Consumer	Amazon.com, Inc.[1]	262,400	446,028
discretionary	Booking Holdings Inc.[1]	39,000	79,057
17.89%	NIKE, Inc., Class B	790,500	62,987
	Home Depot, Inc.	236,800	46,200
	Naspers Ltd., Class N	177,000	44,968
	Moncler SpA	915,000	41,673
	Ctrip.com International, Ltd. (ADR)[1]	797,000	37,961
	Other securities		363,831
			1,122,705

Financials	AIA Group Ltd.	15,004,900	131,199
9.70%	JPMorgan Chase & Co.	853,600	88,945
	Kotak Mahindra Bank Ltd.	3,471,000	68,034
	MarketAxess Holdings Inc.	211,000	41,749
	Prudential PLC	1,793,884	41,064
	Société Générale	923,000	38,928
	Other securities		198,602
			608,521

Health care	UnitedHealth Group Inc.	324,200	79,539
9.69%	Sartorius AG, non-registered shares, nonvoting preferred	381,500	57,071
	Express Scripts Holding Co.[1]	729,300	56,309
	Boston Scientific Corp.[1]	1,638,200	53,569
	Merck & Co., Inc.	820,000	49,774
	AstraZeneca PLC	652,300	45,222
	Mettler-Toledo International Inc.[1]	65,000	37,611
	Other securities		229,184
			608,279

Consumer staples	British American Tobacco PLC	1,710,800	86,475
6.29%	Nestlé SA	739,650	57,436
	Philip Morris International Inc.	602,200	48,621
	Other securities		201,821
			394,353

American Funds Insurance Series     45

Global Growth Fund

Common stocks (continued)		Shares	Value (000)
Industrials	Airbus SE, non-registered shares	1,177,500	$137,866
5.80%	Other securities		226,199
			364,065

Energy	Royal Dutch Shell PLC, Class B	1,042,000	37,315
2.07%	Other securities		92,740
			130,055

Materials	Sherwin-Williams Co.	155,500	63,377
2.07%	Other securities		66,655
			130,032

Telecommunication	SoftBank Group Corp.	776,000	55,883
services	Other securities		12,216
1.09%			68,099

Miscellaneous	Other common stocks in initial period of acquisition		312,437
4.98%	Total common stocks (cost: $3,548,106,000)		5,688,780

Bonds, notes & other debt instruments 0.02%		Principal amount (000)
U.S. Treasury bonds & notes 0.02%
U.S. Treasury	Other securities		1,000
0.02%	Total bonds, notes & other debt instruments (cost: $1,000,000)		1,000

Short-term securities 9.03%
	Mizuho Bank, Ltd. 1.90%–2.04% due 7/2/2018–7/20/2018[2]	$ 134,100	133,977
	National Australia Bank Ltd. 2.08% due 8/21/2018[2]	76,100	75,862
	Nordea Bank AB 2.22% due 9/17/2018[2]	50,000	49,763
	Sumitomo Mitsui Banking Corp. 2.00%–2.10% due 7/23/2018–8/21/2018[2]	134,700	134,348
	Swedbank AB 1.85%–2.23% due 7/2/2018–9/27/2018	133,800	133,274
	Other securities		39,700
	Total short-term securities (cost: $566,959,000)		566,924

	Total investment securities 99.71% (cost: $4,116,065,000)		6,256,704
	Other assets less liabilities 0.29%		18,151
	Net assets 100.00%		$6,274,855

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. "Other securities" includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $9,961,000, which represented .16% of the net assets of the fund.

46     American Funds Insurance Series

Global Growth Fund

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)
USD5,295	JPY581,294	Bank of America, N.A.	7/25/2018	$35
JPY581,294	USD5,263	Goldman Sachs	7/25/2018	(3)
				$32

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $325,640,000, which represented 5.19% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series     47

Global Small Capitalization Fund
Summary investment portfolio June 30, 2018	unaudited

Common stocks 91.02%		Shares	Value (000)
Health care	GW Pharmaceuticals PLC (ADR)[1]	746,460	$104,161
21.61%	Insulet Corp.[1]	879,755	75,395
	Integra LifeSciences Holdings Corp.[1]	1,025,423	66,047
	iRhythm Technologies, Inc.[1]	807,980	65,551
	China Biologic Products Holdings, Inc.[1]	524,000	52,049
	Madrigal Pharmaceuticals, Inc.[1]	177,800	49,729
	WuXi Biologics (Cayman) Inc.[1]	3,729,800	41,526
	Molina Healthcare, Inc.[1]	420,000	41,135
	NuCana PLC (ADR)[1,2]	2,067,724	39,287
	Evolent Health, Inc., Class A1	1,436,000	30,228
	CONMED Corp.	399,000	29,207
	athenahealth, Inc.[1]	176,000	28,009
	Illumina, Inc.[1]	100,200	27,985
	CryoLife, Inc.[1]	898,000	25,009
	Other securities		253,085
			928,403

Consumer	Melco International Development Ltd.	17,379,000	53,495
discretionary	GVC Holdings PLC	3,573,748	49,570
18.00%	Five Below, Inc.[1]	457,000	44,653
	Seria Co., Ltd.	789,526	37,938
	Entertainment One Ltd.	7,563,697	36,714
	Hilton Grand Vacations Inc.[1]	1,033,100	35,849
	Cedar Fair, LP	531,000	33,458
	Domino’s Pizza, Inc.	100,000	28,217
	Caesars Entertainment Corp.[1]	2,375,836	25,421
	Other securities		427,777
			773,092

Information	Qorvo, Inc.[1]	600,900	48,174
technology	Paycom Software, Inc.[1]	428,885	42,387
13.53%	Mellanox Technologies, Ltd.[1]	423,200	35,676
	Hamamatsu Photonics KK	735,753	31,632
	Topcon Corp.	1,707,510	29,303
	VTech Holdings Ltd.	2,189,000	25,264
	Other securities		368,856
			581,292

Financials	Kotak Mahindra Bank Ltd.	3,282,732	64,344
10.13%	Texas Capital Bancshares, Inc.[1]	514,201	47,049
	Trupanion, Inc.[1]	1,063,800	41,063
	Essent Group Ltd.[1]	1,018,841	36,495
	Webster Financial Corp.	553,000	35,226
	Cannae Holdings, Inc.[1]	1,625,000	30,144
	Avanza Bank Holding AB	560,129	28,767
	Other securities		152,227
			435,315

Industrials	International Container Terminal Services, Inc.	20,180,000	29,230
9.33%	Advanced Disposal Services, Inc.[1]	1,159,501	28,732
	Other securities		342,880
			400,842

48     American Funds Insurance Series

Global Small Capitalization Fund

			Value
Common stocks		Shares	(000)
Energy	SM Energy Co.	1,111,000	$28,542
3.17%	Whitecap Resources Inc.	3,674,880	24,906
	Other securities		82,809
			136,257

Real estate	WHA Corp. PCL	372,370,250	41,137
2.85%	MGM Growth Properties LLC REIT, Class A	1,323,600	40,317
	Other securities		40,722
			122,176

Materials	Lundin Mining Corp.	6,820,000	37,922
2.82%	Other securities		83,173
			121,095

Consumer staples	Varun Beverages Ltd.	2,504,974	27,552
2.75%	Other securities		90,445
			117,997

Utilities	ENN Energy Holdings Ltd.	4,991,400	49,083
1.65%	Other securities		21,888
			70,971

Telecommunication	Other securities		18,116
services
0.42%

Miscellaneous	Other common stocks in initial period of acquisition		204,413
4.76%	Total common stocks (cost: $2,970,217,000)		3,909,969

		Principal amount
Convertible bonds 0.18%		(000)
Consumer	Other securities		7,655
discretionary	Total convertible bonds (cost: $8,455,000)		7,655
0.18%

Bonds, notes & other debt instruments 0.09%
U.S. Treasury bonds & notes 0.09%
U.S. Treasury	Other securities		4,123
0.09%	Total bonds, notes & other debt instruments (cost: $4,124,000)		4,123

Short-term securities 8.66%
	Australia & New Zealand Banking Group, Ltd. 1.95% due 7/13/2018[3]	$40,000	39,970
	BNP Paribas, New York Branch 2.22% due 9/4/2018	38,600	38,447
	Federal Home Loan Bank 1.79%–1.90% due 7/13/2018–8/13/2018	86,200	86,073
	Province of Ontario 1.91% due 7/5/2018	37,600	37,588

American Funds Insurance Series     49

Global Small Capitalization Fund

	Principal amount	Value
Short-term securities (continued)	(000)	(000)
Sumitomo Mitsui Banking Corp. 2.24% due 8/28/2018[3]	$50,000	$49,825
Swedbank AB 1.85%–2.21% due 7/2/2018–7/23/2018	91,400	91,366
Other securities		28,601
Total short-term securities (cost: $371,865,000)		371,870

Total investment securities 99.95% (cost: $3,354,661,000)		4,293,617
Other assets less liabilities 0.05%		2,254
Net assets 100.00%		$4,295,871

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $13,979,000, an aggregate cost of $8,280,000, and which represented .33% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. This was the only security valued under the fair value procedures adopted by authority of the board of trustees.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)
USD16,095	JPY1,765,175	JPMorgan Chase	7/10/2018	$140
JPY1,765,175	USD15,959	Bank of America, N.A.	7/10/2018	(4)
USD9,832	INR663,163	Citibank	7/17/2018	173
INR663,163	USD9,666	JPMorgan Chase	7/17/2018	(8)
GBP26,030	USD34,286	JPMorgan Chase	7/23/2018	106
USD34,329	GBP26,030	Bank of New York Mellon	7/23/2018	(62)
USD10,502	GBP7,908	Citibank	7/25/2018	53
GBP7,908	USD10,419	Citibank	7/25/2018	30
				$428

50     American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2018, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	gain	depreciation	income	6/30/2018
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.91%
Health care 0.91%
NuCana PLC (ADR)[1]	416,620	1,651,104	—	2,067,724	$—	$(4,030)	$—	$39,287

Consumer discretionary 0.00%
Hostelworld Group PLC[4]	6,212,000	—	3,389,000	2,823,000	3,739	(6,203)	401	—
Total 0.91%					$3,739	$(10,233)	$401	$39,287

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $109,346,000, which represented 2.55% of the net assets of the fund.
[4]	Unaffiliated issuer at 6/30/2018.

Key to abbreviations and symbol
ADR = American Depositary Receipts
GBP = British pounds
INR = Indian rupees
JPY = Japanese yen
USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series     51

Growth Fund
Summary investment portfolio June 30, 2018	unaudited

			Value
Common stocks 96.07%		Shares	(000)
Information	Facebook, Inc., Class A1	7,340,500	$1,426,406
technology	Alphabet Inc., Class C1	713,000	795,458
33.31%	Alphabet Inc., Class A1	396,500	447,724
	Microsoft Corp.	11,254,000	1,109,757
	Broadcom Inc.	3,248,100	788,119
	ASML Holding NV (New York registered)	2,382,000	471,565
	ASML Holding NV	1,199,568	237,725
	ServiceNow, Inc.[1]	3,093,000	533,450
	Visa Inc., Class A	2,955,000	391,390
	Taiwan Semiconductor Manufacturing Co., Ltd.	36,360,000	258,194
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,975,392	108,780
	Intel Corp.	4,790,000	238,111
	Activision Blizzard, Inc.	2,996,300	228,678
	Samsung Electronics Co., Ltd.	4,450,000	186,265
	Alibaba Group Holding Ltd. (ADR)[1]	875,000	162,339
	Intuit Inc.	650,000	132,798
	Other securities		1,074,499
			8,591,258

Consumer	Amazon.com, Inc.[1]	1,147,916	1,951,229
discretionary	Netflix, Inc.[1]	2,110,000	825,917
21.43%	Tesla, Inc.[1]	1,813,000	621,768
	Home Depot, Inc.	2,292,000	447,169
	NIKE, Inc., Class B	4,505,000	358,958
	Booking Holdings Inc.[1]	151,531	307,167
	Charter Communications, Inc., Class A1	973,680	285,493
	Comcast Corp., Class A	8,685,000	284,955
	Ulta Beauty, Inc.[1]	700,000	163,422
	Other securities		281,844
			5,527,922

Health care	UnitedHealth Group Inc.	3,137,600	769,779
13.87%	Intuitive Surgical, Inc.[1]	940,500	450,010
	Regeneron Pharmaceuticals, Inc.[1]	1,194,000	411,918
	Humana Inc.	993,200	295,606
	Vertex Pharmaceuticals Inc.[1]	1,559,200	265,002
	Centene Corp.[1]	1,808,400	222,813
	Boston Scientific Corp.[1]	5,997,000	196,102
	Aetna Inc.	1,030,000	189,005
	Thermo Fisher Scientific Inc.	795,000	164,676
	Illumina, Inc.[1]	550,000	153,609
	Other securities		459,512
			3,578,032

Financials	Wells Fargo & Co.	9,990,454	553,871
9.93%	BlackRock, Inc.	539,000	268,983
	Goldman Sachs Group, Inc.	922,400	203,454
	JPMorgan Chase & Co.	1,947,000	202,877
	PNC Financial Services Group, Inc.	1,083,600	146,394
	Legal & General Group PLC	40,158,246	140,977
	Other securities		1,043,388
			2,559,944

52     American Funds Insurance Series

Growth Fund

			Value
Common stocks		Shares	(000)
Energy	EOG Resources, Inc.	2,402,400	$298,931
7.13%	Concho Resources Inc.[1]	1,870,000	258,714
	Noble Energy, Inc.	5,663,000	199,791
	Suncor Energy Inc.	4,588,116	186,714
	Pioneer Natural Resources Co.	810,000	153,284
	Other securities		740,517
			1,837,951

Industrials	TransDigm Group Inc.	524,000	180,853
4.15%	MTU Aero Engines AG	872,162	167,647
	Other securities		722,526
			1,071,026

Consumer staples	Kerry Group PLC, Class A	1,300,000	136,025
1.47%	Other securities		244,196
			380,221

Real estate	Equinix, Inc. REIT	399,000	171,526
1.04%	Other securities		97,412
			268,938

Other	Other securities		508,337
1.98%

Miscellaneous	Other common stocks in initial period of acquisition		454,883
1.76%	Total common stocks (cost: $14,033,329,000)		24,778,512

Convertible stocks 0.05%
Consumer	Other securities		11,351
discretionary	Total convertible stocks (cost: $10,650,000)		11,351
0.05%

		Principal amount
Short-term securities 3.89%		(000)
	Federal Home Loan Bank 1.80%–1.90% due 7/6/2018–9/10/2018	$345,300	344,813
	Pfizer Inc. 2.00%–2.11% due 8/16/2018–9/24/2018[2]	134,900	134,368
	Other securities		524,997
	Total short-term securities (cost: $1,004,230,000)		1,004,178

	Total investment securities 100.01% (cost: $15,048,209,000)		25,794,041
	Other assets less liabilities (0.01)%		(1,717)
	Net assets 100.00%		$25,792,324

American Funds Insurance Series     53

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $11,351,000, an aggregate cost of $10,650,000, and which represented .04% of the net assets of the fund) was acquired on 5/22/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. This was the only security valued under the fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $500,272,000, which represented 1.94% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

54     American Funds Insurance Series

International Fund
Summary investment portfolio June 30, 2018	unaudited

			Value
Common stocks 91.37%		Shares	(000)
Financials	AIA Group Ltd.	37,525,700	$328,116
15.44%	HDFC Bank Ltd.[1]	7,804,100	240,177
	HDFC Bank Ltd. (ADR)	130,800	13,737
	Kotak Mahindra Bank Ltd.	6,186,048	121,252
	Prudential PLC	5,142,265	117,712
	Credit Suisse Group AG	5,523,789	83,390
	Sberbank of Russia PJSC (ADR)	4,739,150	68,410
	Axis Bank Ltd.[1,2,3]	8,530,055	58,662
	Axis Bank Ltd.	736,300	5,489
	Barclays PLC	24,242,926	60,470
	Other securities		421,283
			1,518,698

Industrials	Airbus SE, non-registered shares	2,926,849	342,686
13.19%	Rolls-Royce Holdings PLC[4]	10,539,900	137,459
	Ryanair Holdings PLC (ADR)[4]	991,700	113,282
	Yamato Holdings Co., Ltd.	3,294,395	97,122
	Melrose Industries PLC	30,195,733	84,763
	SMC Corp.	206,100	75,634
	Safran SA	549,000	66,709
	Other securities		379,506
			1,297,161

Information	Samsung Electronics Co., Ltd.	5,920,950	247,835
technology	Tencent Holdings Ltd.	4,549,687	228,366
12.12%	Alibaba Group Holding Ltd. (ADR)[4]	1,120,300	207,849
	ASML Holding NV	583,834	115,702
	Other securities		392,152
			1,191,904

Health care	Novartis AG	2,547,000	193,616
10.80%	Teva Pharmaceutical Industries Ltd. (ADR)	6,910,598	168,066
	Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,304,730	71,242
	Grifols, SA, Class A, non-registered shares	881,000	26,523
	Grifols, SA, Class B (ADR)	793,690	17,065
	Fresenius SE & Co. KGaA	1,193,000	95,851
	Daiichi Sankyo Co., Ltd.	2,362,000	90,392
	Shire PLC	1,572,150	88,492
	Chugai Pharmaceutical Co., Ltd.	1,254,500	65,833
	Hikma Pharmaceuticals PLC	3,044,380	60,307
	Other securities		184,569
			1,061,956

Consumer	Galaxy Entertainment Group Ltd.	15,379,000	119,083
discretionary	Kering SA	160,638	90,720
10.61%	Industria de Diseño Textil, SA	2,266,027	77,430
	Techtronic Industries Co. Ltd.	12,184,500	67,945
	Naspers Ltd., Class N	256,700	65,216
	Altice USA, Inc., Class A	3,588,171	61,214
	Other securities		562,620
			1,044,228

American Funds Insurance Series     55

International Fund

			Value
Common stocks (continued)		Shares	(000)
Consumer staples	Pernod Ricard SA	657,337	$107,393
8.06%	Associated British Foods PLC	2,671,488	96,534
	Nestlé SA	1,236,700	96,034
	British American Tobacco PLC	1,652,200	83,513
	AMOREPACIFIC Corp.	250,474	72,479
	Other securities		336,769
			792,722

Materials	Asahi Kasei Corp.	10,521,900	133,811
7.56%	Glencore PLC	27,556,500	131,651
	Vale SA, ordinary nominative (ADR)	9,574,966	122,751
	Vale SA, ordinary nominative	102,481	1,311
	First Quantum Minerals Ltd.	5,407,000	79,666
	Teck Resources Ltd., Class B	2,769,100	70,541
	Other securities		203,642
			743,373

Energy	Royal Dutch Shell PLC, Class B	2,675,000	95,796
4.66%	Royal Dutch Shell PLC, Class A	1,440,256	49,971
	Other securities		312,678
			458,445

Utilities	ENN Energy Holdings Ltd.	10,716,000	105,376
4.45%	China Gas Holdings Ltd.	22,790,000	91,647
	Ørsted AS	1,469,901	88,932
	Other securities		151,770
			437,725

Telecommunication	SoftBank Group Corp.	911,900	65,669
services	Other securities		87,669
1.56%			153,338

Real estate	Other securities		145,135
1.47%

Miscellaneous	Other common stocks in initial period of acquisition		142,545
1.45%	Total common stocks (cost: $7,100,559,000)		8,987,230

Rights & warrants 0.12%
Miscellaneous	Other rights & warrants in initial period of acquisition		12,024
0.12%	Total rights & warrants (cost: $13,714,000)		12,024

		Principal amount
Bonds, notes & other debt instruments 0.64%		(000)
Corporate bonds & notes 0.37%
Materials	First Quantum Minerals Ltd. 7.00%–7.25% 2021–2022[3]	$29,445	29,875
0.37%	Vale SA 6.88% 2036–2039	5,640	6,406
			36,281

56     American Funds Insurance Series

International Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
Bonds & notes of governments & government agencies outside the U.S. 0.22%
	Other securities		$21,461

U.S. Treasury bonds & notes 0.05%
U.S. Treasury	Other securities		4,998
0.05%	Total bonds, notes & other debt instruments (cost: $55,941,000)		62,740

Short-term securities 8.00%
	Federal Home Loan Bank 1.83%–1.91% due 7/20/2018–9/7/2018	$227,500	227,067
	Wal-Mart Stores, Inc. 1.86% due 7/2/2018[3]	65,000	64,989
	Other securities		495,437
	Total short-term securities (cost: $787,483,000)		787,493

	Total investment securities 100.13% (cost: $7,957,697,000)		9,849,487
	Other assets less liabilities (0.13)%		(12,887)
	Net assets 100.00%		$9,836,600

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts
				Unrealized
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)
USD41,805	INR2,825,000	Bank of America, N.A.	7/17/2018	$662

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $346,890,000, which represented 3.53% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $573,433,000, which represented 5.83% of the net assets of the fund.
[4]	Security did not produce income during the last 12 months.

				Percentage
	Acquisition	Cost	Value	of net
Private placement security	dates	(000)	(000)	assets
Axis Bank Ltd.	1/15/2013-12/18/2017	$60,701	$58,662.60%

Key to abbreviations and symbol
ADR = American Depositary Receipts
INR = Indian rupees
USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series     57

New World Fund
Summary investment portfolio June 30, 2018	unaudited

			Value
Common stocks 83.44%		Shares	(000)
Information	Taiwan Semiconductor Manufacturing Co., Ltd.	9,770,000	$69,377
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	500,000	18,280
19.84%	PagSeguro Digital Ltd., Class A1	2,417,416	67,083
	Alphabet Inc., Class C1	42,900	47,862
	Alphabet Inc., Class A1	16,900	19,083
	Alibaba Group Holding Ltd. (ADR)[1]	332,237	61,640
	Samsung Electronics Co., Ltd.	600,000	25,114
	Samsung Electronics Co., Ltd., nonvoting preferred	362,500	12,246
	Broadcom Inc.	146,450	35,535
	Murata Manufacturing Co., Ltd.	181,300	30,491
	Baidu, Inc., Class A (ADR)[1]	122,800	29,840
	Renesas Electronics Corp.[1]	3,011,800	29,543
	TravelSky Technology Ltd., Class H1	8,784,956	25,586
	Mastercard Inc., Class A	116,500	22,895
	Temenos AG	141,500	21,433
	Other securities		158,557
			674,565

Financials	HDFC Bank Ltd.[2]	2,600,450	80,031
12.07%	AIA Group Ltd.	6,361,600	55,624
	B3 SA - Brasil, Bolsa, Balcao	7,898,000	41,673
	Grupo Financiero Galicia SA, Class B (ADR)	1,004,234	33,120
	Shriram Transport Finance Co. Ltd.	1,253,000	23,764
	Capitec Bank Holdings Ltd.	326,876	20,684
	Other securities		155,486
			410,382

Materials	First Quantum Minerals Ltd.	5,680,283	83,693
10.23%	Vale SA, ordinary nominative	4,093,786	52,380
	Randgold Resources Ltd.	529,600	40,678
	China Hongqiao Group Ltd.	27,221,000	25,675
	Aluminum Corp. of China Ltd., Class H1	57,800,000	25,490
	Other securities		119,838
			347,754

Consumer	Sony Corp.	700,000	35,811
discretionary	Maruti Suzuki India Ltd.	260,500	33,556
9.63%	MakeMyTrip Ltd., non-registered shares[1]	871,500	31,505
	General Motors Co.	542,000	21,355
	Other securities		205,323
			327,550

Energy	Reliance Industries Ltd.	13,230,790	187,788
9.01%	Royal Dutch Shell PLC, Class B	1,050,000	37,602
	Royal Dutch Shell PLC, Class A	21,628	750
	LUKOIL Oil Co. PJSC (ADR)	303,000	20,719
	Other securities		59,622
			306,481

Health care	Yunnan Baiyao Group Co., Ltd., Class A	2,417,912	39,035
6.96%	CSL Ltd.	209,500	29,864
	Jiangsu Hengrui Medicine Co., Ltd., Class A	2,360,410	26,991
	Other securities		140,763
			236,653

58     American Funds Insurance Series

New World Fund

			Value
Common stocks		Shares	(000)
Consumer staples	British American Tobacco PLC	1,557,000	$78,701
6.89%	CP ALL PCL, foreign registered	13,410,800	29,752
	Foshan Haitian Flavouring and Food Co. Ltd., Class A	2,250,000	25,009
	Lenta Ltd. (GDR)[1]	4,040,000	22,260
	Lenta Ltd. (GDR)[1,3]	244,500	1,347
	Nestlé SA	286,196	22,224
	Other securities		54,787
			234,080

Industrials	Airbus SE, non-registered shares	594,229	69,574
5.75%	Eicher Motors Ltd.	118,200	49,323
	Other securities		76,738
			195,635

Real estate	American Tower Corp. REIT	236,800	34,140
1.12%	Other securities		3,794
			37,934

Utilities	Other securities		36,168
1.06%

Telecommunication	China Unicom (Hong Kong) Ltd.	19,034,000	23,776
services	Other securities		6,121
0.88%			29,897

Miscellaneous	Other common stocks in initial period of acquisition		67
0.00%	Total common stocks (cost: $2,329,478,000)		2,837,166

Preferred securities 0.04%
Information	Other securities		1,340
technology	Total preferred securities (cost: $1,340,000)		1,340
0.04%

Rights & warrants 1.13%
Consumer staples	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,2,3]	2,330,000	25,898
1.13%	Other securities		12,561
			38,459
	Total rights & warrants (cost: $21,028,000)		38,459

		Principal amount
Bonds, notes & other debt instruments 2.79%		(000)
Bonds & notes of governments & government agencies outside the U.S. 2.29%
	Other securities		77,892
Corporate bonds & notes 0.47%
Materials	Vale SA 6.25% 2026	$405	440
0.01%

American Funds Insurance Series     59

New World Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds & notes (continued)
Other	Other securities		$15,659
0.46%

U.S. Treasury bonds & notes 0.03%
U.S. Treasury	Other securities		1,000
0.03%	Total bonds, notes & other debt instruments (cost: $100,554,000)		94,991

Short-term securities 12.06%
	Australia & New Zealand Banking Group, Ltd. 1.95% due 7/13/2018[3]	$40,000	39,970
	BASF SE 2.04% due 8/6/2018[3]	21,500	21,455
	CPPIB Capital Inc. 1.95% due 7/16/2018–7/23/2018	80,000	79,910
	Federal Home Loan Bank 1.77%–1.90% due 7/11/2018–8/13/2018	55,000	54,935
	Mizuho Bank, Ltd. 1.92% due 7/6/2018[3]	68,000	67,974
	Swedbank AB 1.85%–1.89% due 7/2/2018–7/5/2018	71,600	71,581
	Wal-Mart Stores, Inc. 1.93% due 7/2/2018[3]	25,000	24,996
	Other securities		49,196
	Total short-term securities (cost: $410,064,000)		410,017

	Total investment securities 99.46% (cost: $2,862,464,000)		3,381,973
	Other assets less liabilities 0.54%		18,251
	Net assets 100.00%		$3,400,224

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts
				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)
USD841	BRL3,000	JPMorgan Chase	7/9/2018	$68
USD113	MXN2,100	JPMorgan Chase	7/9/2018	7
USD1,766	BRL6,300	JPMorgan Chase	7/12/2018	143
USD4,296	INR289,525	JPMorgan Chase	7/12/2018	77
USD1,258	ZAR16,605	Goldman Sachs	7/12/2018	50
USD1,389	JPY153,000	Goldman Sachs	7/18/2018	5
JPY153,000	USD1,385	Goldman Sachs	7/18/2018	(1)
USD1,637	INR112,350	Citibank	7/24/2018	2
USD574	JPY63,000	Citibank	7/25/2018	4
USD1,798	INR120,000	Citibank	9/24/2018	66
USD968	EUR805	Bank of America, N.A.	12/13/2018	15
USD406	EUR320	Citibank	3/6/2019	24
USD531	EUR415	Goldman Sachs	3/8/2019	36
USD323	EUR255	Goldman Sachs	3/8/2019	19
USD1,396	EUR1,100	JPMorgan Chase	3/15/2019	84
				$599

60     American Funds Insurance Series

New World Fund

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $156,809,000, which represented 4.61% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $293,875,000, which represented 8.64% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
EUR = Euros
GDR = Global Depositary Receipts
INR = Indian rupees
JPY = Japanese yen
MXN = Mexican pesos
USD/$ = U.S. dollars
ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series     61

Blue Chip Income and Growth Fund
Summary investment portfolio June 30, 2018	unaudited

			Value
Common stocks 96.18%		Shares	(000)
Health care	AbbVie Inc.	6,711,500	$621,820
21.70%	Amgen Inc.	1,616,800	298,445
	Abbott Laboratories	4,365,000	266,221
	Teva Pharmaceutical Industries Ltd. (ADR)	10,833,800	263,478
	Gilead Sciences, Inc.	3,369,312	238,682
	Medtronic PLC	900,000	77,049
	Bristol-Myers Squibb Co.	1,125,000	62,258
	Other securities		146,050
			1,974,003

Information	Intel Corp.	5,628,200	279,778
technology	Microsoft Corp.	2,805,000	276,601
15.45%	Alphabet Inc., Class A1	179,550	202,746
	Alphabet Inc., Class C1	17,500	19,524
	QUALCOMM Inc.	3,923,876	220,208
	Facebook, Inc., Class A1	714,000	138,744
	Apple Inc.	624,180	115,542
	Texas Instruments Inc.	780,000	85,995
	Other securities		66,794
			1,405,932

Industrials	CSX Corp.	3,919,000	249,954
10.97%	General Electric Co.	16,487,000	224,388
	General Dynamics Corp.	1,011,000	188,460
	Union Pacific Corp.	750,000	106,260
	Illinois Tool Works Inc.	650,000	90,051
	United Technologies Corp.	500,000	62,515
	Other securities		75,929
			997,557

Consumer staples	Altria Group, Inc.	4,155,000	235,963
10.46%	British American Tobacco PLC (ADR)	3,075,912	155,180
	Costco Wholesale Corp.	606,255	126,695
	Philip Morris International Inc.	1,365,000	110,210
	Kellogg Co.	792,000	55,337
	Coca-Cola Co.	1,250,000	54,825
	Kimberly-Clark Corp.	500,000	52,670
	Other securities		160,342
			951,222

Consumer	Twenty-First Century Fox, Inc., Class A	3,955,900	196,569
discretionary	Lowe’s Companies, Inc.	1,739,000	166,196
10.31%	CBS Corp., Class B	2,023,400	113,755
	Marriott International, Inc., Class A	626,500	79,315
	McDonald’s Corp.	500,000	78,345
	Viacom Inc., Class B	2,112,850	63,724
	Omnicom Group Inc.	750,000	57,202
	Other securities		182,748
			937,854

Financials	Wells Fargo & Co.	6,847,300	379,614
9.53%	JPMorgan Chase & Co.	1,763,200	183,725
	Charles Schwab Corp.	2,175,000	111,143
	Other securities		192,436
			866,918

62     American Funds Insurance Series

Blue Chip Income and Growth Fund

			Value
Common stocks		Shares	(000)
Energy	EOG Resources, Inc.	2,160,500	$268,831
9.33%	Exxon Mobil Corp.	2,535,000	209,721
	Halliburton Co.	2,846,700	128,272
	Canadian Natural Resources, Ltd.	2,944,000	106,190
	Royal Dutch Shell PLC, Class B (ADR)	1,347,000	97,860
	Other securities		37,737
			848,611

Telecommunication	Verizon Communications Inc.	3,306,480	166,349
services	CenturyLink, Inc.	3,476,800	64,808
3.25%	AT&T Inc.	2,000,000	64,220
			295,377

Materials	Freeport-McMoRan Inc.	6,536,000	112,811
2.41%	Praxair, Inc.	552,000	87,299
	Other securities		19,474
			219,584

Utilities	Edison International	832,300	52,660
1.66%	Other securities		98,086
			150,746

Real estate	Other securities		74,396
0.82%

Miscellaneous	Other common stocks in initial period of acquisition		26,164
0.29%	Total common stocks (cost: $7,063,606,000)		8,748,364

		Principal amount
Short-term securities 3.79%		(000)
	Federal Home Loan Bank 1.78%–1.90% due 7/16/2018–8/17/2018	$124,100	123,925
	U.S. Treasury Bills 1.60%–1.99% due 7/19/2018–11/15/2018	59,500	59,119
	Other securities		161,576
	Total short-term securities (cost: $344,620,000)		344,620

	Total investment securities 99.97% (cost: $7,408,226,000)		9,092,984
	Other assets less liabilities 0.03%		2,890
	Net assets 100.00%		$9,095,874

American Funds Insurance Series     63

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $126,191,000, which represented 1.39% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

64     American Funds Insurance Series

Global Growth and Income Fund
Summary investment portfolio June 30, 2018	unaudited

			Value
Common stocks 91.19%		Shares	(000)
Information	Nintendo Co., Ltd.	249,000	$81,415
technology	Microsoft Corp.	641,000	63,209
23.49%	Taiwan Semiconductor Manufacturing Co., Ltd.	7,406,800	52,596
	United Microelectronics Corp.[1]	54,200,000	30,569
	Alphabet Inc., Class A2	16,800	18,970
	Alphabet Inc., Class C2	9,000	10,041
	Alibaba Group Holding Ltd. (ADR)[2]	154,500	28,664
	Murata Manufacturing Co., Ltd.	170,000	28,591
	Broadcom Inc.	117,500	28,510
	PagSeguro Digital Ltd., Class A2	998,752	27,715
	Facebook, Inc., Class A2	120,000	23,319
	AAC Technologies Holdings Inc.	1,503,500	21,176
	TE Connectivity Ltd.	200,000	18,012
	Temenos AG	101,000	15,298
	Other securities		29,975
			478,060

Industrials	Airbus SE, non-registered shares	503,000	58,893
10.10%	Boeing Co.	87,000	29,189
	Grupo Aeroportuario del Pacífico SAB de CV	2,930,000	27,130
	Deutsche Post AG	523,000	17,083
	Ryanair Holdings PLC (ADR)[2]	141,375	16,149
	Lockheed Martin Corp.	51,800	15,303
	Other securities		41,812
			205,559

Financials	Société Générale	497,000	20,961
9.51%	Prudential PLC	765,000	17,512
	AIA Group Ltd.	1,860,000	16,263
	Other securities		138,790
			193,526

Health care	UnitedHealth Group Inc.	203,300	49,878
8.61%	Merck & Co., Inc.	437,000	26,526
	Centene Corp.[2]	212,000	26,120
	Hologic, Inc.[2]	400,000	15,900
	Other securities		56,769
			175,193

Consumer	Home Depot, Inc.	122,000	23,802
discretionary	Amazon.com, Inc.[2]	14,000	23,797
8.10%	Las Vegas Sands Corp.	250,000	19,090
	Vivendi SA	715,200	17,539
	Nitori Holdings Co., Ltd.	105,000	16,388
	Other securities		64,286
			164,902

Materials	Century Aluminum Co.[2]	2,275,000	35,831
8.06%	Randgold Resources Ltd.	271,100	20,823
	Vale SA, ordinary nominative	1,075,000	13,755
	Vale SA, ordinary nominative (ADR)	505,000	6,474
	BHP Billiton PLC	800,000	18,012
	DowDuPont Inc.	232,044	15,296
	Other securities		53,905
			164,096

American Funds Insurance Series     65

Global Growth and Income Fund

			Value
Common stocks (continued)		Shares	(000)
Consumer staples	British American Tobacco PLC	1,335,000	$67,479
6.97%	Nestlé SA	258,700	20,089
	Other securities		54,236
			141,804

Energy	Reliance Industries Ltd.	2,915,148	41,375
5.89%	BP PLC	3,730,000	28,468
	Royal Dutch Shell PLC, Class B	325,000	11,639
	Royal Dutch Shell PLC, Class B (ADR)	150,000	10,897
	Coal India Ltd.	4,310,000	16,629
	Other securities		10,861
			119,869

Real estate	MGM Growth Properties LLC REIT, Class A	676,200	20,597
2.99%	Gaming and Leisure Properties, Inc. REIT	425,000	15,215
	Other securities		24,992
			60,804

Telecommunication	Verizon Communications Inc.	435,000	21,885
services	Other securities		11,328
1.63%			33,213

Utilities	Ørsted AS	491,552	29,740
1.46%			29,740

Miscellaneous	Other common stocks in initial period of acquisition		89,264
4.38%	Total common stocks (cost: $1,429,021,000)		1,856,030

Rights & warrants 0.01%
Miscellaneous	Other rights & warrants in initial period of acquisition		154
0.01%	Total rights & warrants (cost: $163,000)		154

		Principal amount
Bonds, notes & other debt instruments 2.03%		(000)
Corporate bonds & notes 1.98%
Telecommunication	Sprint Corp. 7.25% 2021	$33,000	34,402
services
1.69%

Health care	Other securities		5,815
0.29%

U.S. Treasury bonds & notes 0.05%
U.S. Treasury	Other securities		1,000
0.05%	Total bonds, notes & other debt instruments (cost: $39,059,000)		41,217

66     American Funds Insurance Series

Global Growth and Income Fund

	Principal amount	Value
Short-term securities 6.47%	(000)	(000)
American Honda Finance Corp. 2.15% due 9/10/2018	$15,000	$14,935
Federal Home Loan Bank 1.84% due 8/1/2018	25,000	24,963
Société Générale 1.79% due 7/2/2018[3]	10,000	9,999
Swedbank AB 1.85%–1.89% due 7/2/2018–7/5/2018	47,300	47,289
Other securities		34,469
Total short-term securities (cost: $131,662,000)		131,655

Total investment securities 99.70% (cost: $1,599,905,000)		2,029,056
Other assets less liabilities 0.30%		6,177
Net assets 100.00%		$2,035,233

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security, including those in “Other securities,“ was $30,569,000, which represented 1.50% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,468,000, which represented 2.18% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series     67

Growth-Income Fund
Summary investment portfolio June 30, 2018	unaudited

			Value
Common stocks 91.65%		Shares	(000)
Information	Alphabet Inc., Class A1	568,300	$641,719
technology	Alphabet Inc., Class C1	377,284	420,917
18.09%	Microsoft Corp.	9,316,400	918,690
	Facebook, Inc., Class A1	3,498,600	679,848
	Intel Corp.	9,190,900	456,880
	Texas Instruments Inc.	3,340,982	368,343
	Broadcom Inc.	1,495,784	362,937
	Accenture PLC, Class A	1,504,900	246,187
	QUALCOMM Inc.	4,173,975	234,243
	Mastercard Inc., Class A	1,100,000	216,172
	Other securities		1,160,801
			5,706,737

Consumer	Netflix, Inc.[1]	2,982,977	1,167,627
discretionary	Amazon.com, Inc.[1]	593,500	1,008,831
13.59%	Twenty-First Century Fox, Inc., Class A	5,441,000	270,363
	NIKE, Inc., Class B	2,901,200	231,168
	Home Depot, Inc.	1,132,420	220,935
	Comcast Corp., Class A	5,856,200	192,142
	Other securities		1,196,267
			4,287,333

Health care	AbbVie Inc.	6,563,841	608,140
13.51%	UnitedHealth Group Inc.	2,170,668	532,552
	Amgen Inc.	2,470,983	456,119
	Gilead Sciences, Inc.	5,535,100	392,106
	Abbott Laboratories	5,184,269	316,189
	Express Scripts Holding Co.[1]	3,410,324	263,311
	Merck & Co., Inc.	3,714,380	225,463
	Stryker Corp.	1,091,544	184,318
	Other securities		1,283,937
			4,262,135

Financials	JPMorgan Chase & Co.	4,733,030	493,182
10.67%	Wells Fargo & Co.	6,382,100	353,824
	Bank of New York Mellon Corp.	4,570,400	246,482
	Intercontinental Exchange, Inc.	3,073,355	226,045
	State Street Corp.	1,795,500	167,143
	Other securities		1,879,262
			3,365,938

Industrials	General Dynamics Corp.	2,035,000	379,344
10.20%	Airbus SE, non-registered shares	2,782,764	325,816
	BWX Technologies, Inc.	4,908,579	305,903
	Textron Inc.	3,885,077	256,065
	CSX Corp.	3,362,000	214,428
	Other securities		1,738,228
			3,219,784

Consumer staples	Coca-Cola Co.	7,063,100	309,787
7.97%	British American Tobacco PLC	5,192,860	262,481
	British American Tobacco PLC (ADR)	494,440	24,944
	Lamb Weston Holdings, Inc.	3,533,000	242,046

68     American Funds Insurance Series

Growth-Income Fund

			Value
Common stocks		Shares	(000)
	Altria Group, Inc.	3,588,000	$203,762
	Philip Morris International Inc.	2,192,170	176,996
	Other securities		1,295,505
			2,515,521

Energy	Exxon Mobil Corp.	4,034,000	333,733
6.39%	Chevron Corp.	2,337,200	295,492
	EOG Resources, Inc.	1,548,300	192,655
	Other securities		1,194,581
			2,016,461

Materials	Celanese Corp., Series A	2,573,233	285,783
4.02%	Vale SA, ordinary nominative (ADR)	17,367,884	222,656
	Vale SA, ordinary nominative	3,570,848	45,689
	DowDuPont Inc.	3,737,900	246,403
	Other securities		467,365
			1,267,896

Real estate	Crown Castle International Corp. REIT	1,548,200	166,927
1.63%	Other securities		347,788
			514,715

Utilities	Sempra Energy	2,112,942	245,334
1.39%	Other securities		194,779
			440,113

Telecommunication	Verizon Communications Inc.	7,348,400	369,698
services	Other securities		34,522
1.28%			404,220

Mutual funds	Other securities		57,781
0.18%

Miscellaneous	Other common stocks in initial period of acquisition		860,215
2.73%	Total common stocks (cost: $20,259,215,000)		28,918,849

Convertible stocks 0.06%
Financials	Other securities		7,305
0.02%

Miscellaneous	Other convertible stocks in initial period of acquisition		11,888
0.04%	Total convertible stocks (cost: $18,683,000)		19,193

		Principal amount
Convertible bonds 0.14%		(000)
Energy	Other securities		42,780
0.14%	Total convertible bonds (cost: $43,359,000)		42,780

American Funds Insurance Series     69

Growth-Income Fund

	Principal amount	Value
Short-term securities 7.88%	(000)	(000)
Chevron Corp. 2.05% due 9/17/2018[2]	$50,000	$49,772
ExxonMobil Corp. 1.97%–2.02% due 8/14/2018–8/27/2018	95,500	95,219
Federal Home Loan Bank 1.70%–1.91% due 7/5/2018–8/29/2018	856,000	854,806
General Dynamics Corp. 2.03% due 8/8/2018[2]	25,000	24,943
Intel Corp. 1.98% due 8/7/2018[2]	75,000	74,839
U.S. Treasury Bills 1.61%–2.00% due 7/12/2018–11/15/2018	691,200	687,916
Other securities		700,692
Total short-term securities (cost: $2,488,142,000)		2,488,187

Total investment securities 99.73% (cost: $22,809,399,000)		31,469,009
Other assets less liabilities 0.27%		84,011
Net assets 100.00%		$31,553,020

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. "Other securities" includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $155,786,000, which represented .49% of the net assets of the fund. One security in “Other securities” (with a value of $7,305,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $748,339,000, which represented 2.37% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

70     American Funds Insurance Series

International Growth and Income Fund
Summary investment portfolio June 30, 2018	unaudited

			Value
Common stocks 90.64%		Shares	(000)
Financials	HDFC Bank Ltd.[1]	1,228,800	$37,817
20.57%	Zurich Insurance Group AG	92,200	27,382
	Banco Santander, SA	4,488,061	24,067
	BNP Paribas SA	300,300	18,653
	Prudential PLC	738,000	16,894
	KB Financial Group Inc.	356,500	16,889
	AIA Group Ltd.	1,833,000	16,027
	Swedbank AB, Class A	611,000	13,084
	Sumitomo Mitsui Financial Group, Inc.	308,000	11,979
	Sberbank of Russia PJSC (ADR)	802,660	11,586
	Intesa Sanpaolo SpA	3,590,000	10,424
	Other securities		96,746
			301,548

Health care	Novartis AG	426,145	32,394
9.93%	Hikma Pharmaceuticals PLC	1,317,700	26,103
	Fresenius SE & Co. KGaA	286,000	22,979
	Daiichi Sankyo Co., Ltd.	561,000	21,469
	Teva Pharmaceutical Industries Ltd. (ADR)	662,000	16,100
	Essilor International SA	100,072	14,129
	Other securities		12,304
			145,478

Information	Samsung Electronics Co., Ltd.	646,634	27,066
technology	Tencent Holdings Ltd.	440,700	22,120
8.93%	Lenovo Group Ltd.	35,600,000	19,285
	Yandex NV, Class A2	470,000	16,873
	Tokyo Electron Ltd.	63,700	10,943
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,464,000	10,396
	Other securities		24,237
			130,920

Materials	Rio Tinto PLC	1,098,800	60,920
8.49%	Vale SA, ordinary nominative (ADR)	1,701,000	21,807
	Yara International ASA	343,000	14,235
	Other securities		27,394
			124,356

Consumer staples	British American Tobacco PLC	931,402	47,079
7.81%	Pernod Ricard SA	128,650	21,018
	Imperial Brands PLC	316,016	11,770
	Other securities		34,654
			114,521

Industrials	Airbus SE, non-registered shares	253,960	29,734
7.33%	Shanghai International Airport Co., Ltd., Class A	3,256,033	27,266
	ASSA ABLOY AB, Class B	681,100	14,517
	Rolls-Royce Holdings PLC[2]	838,400	10,934
	Other securities		24,963
			107,414

American Funds Insurance Series     71

International Growth and Income Fund

			Value
Common stocks (continued)		Shares	(000)
Energy	Royal Dutch Shell PLC, Class A	1,933,691	$67,091
7.05%	Royal Dutch Shell PLC, Class B	89,900	3,219
	TOTAL SA	305,299	18,615
	Other securities		14,420
			103,345

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	48,000	15,987
discretionary	NEXT PLC	131,000	10,460
6.21%	Naspers Ltd., Class N	41,000	10,416
	Other securities		54,159
			91,022

Utilities	Ørsted AS	441,200	26,694
5.92%	EDP - Energias de Portugal, SA	4,019,498	15,960
	Other securities		44,042
			86,696

Real estate	Sun Hung Kai Properties Ltd.	1,760,000	26,561
4.57%	Daito Trust Construction Co., Ltd.	95,500	15,535
	CK Asset Holdings Ltd.	1,797,348	14,272
	China Resources Land Ltd.	3,162,000	10,660
			67,028

Telecommunication	Nippon Telegraph and Telephone Corp.	409,800	18,640
services	BT Group PLC	4,859,461	13,968
2.75%	Other securities		7,733
			40,341

Miscellaneous	Other common stocks in initial period of acquisition		15,814
1.08%	Total common stocks (cost: $1,219,768,000)		1,328,483

		Principal amount
Bonds, notes & other debt instruments 1.39%		(000)
Bonds & notes of governments & government agencies outside the U.S. 0.84%
	Other securities		12,357

Corporate bonds & notes 0.52%
Energy	Other securities		4,223
0.29%

Health care	Teva Pharmaceutical Finance Company BV 3.15%–4.10% 2026–2046	$2,220	1,685
0.23%	Other securities		1,725
			3,410
	Total corporate bonds & notes		7,633

U.S. Treasury bonds & notes 0.03%
U.S. Treasury	Other securities		420
0.03%	Total bonds, notes & other debt instruments (cost: $21,587,000)		20,410

72     American Funds Insurance Series

International Growth and Income Fund

	Principal amount	Value
Short-term securities 7.70%	(000)	(000)
Mizuho Bank, Ltd. 2.05% due 8/7/2018[3]	$17,200	$17,162
Nestlé Capital Corp. 2.08% due 9/4/2018[3]	15,200	15,143
Société Générale 1.79% due 7/2/2018[3]	21,000	20,997
Swedbank AB 2.21%–2.22% due 9/18/2018–9/24/2018	41,800	41,588
Other securities		17,953
Total short-term securities (cost: $112,845,000)		112,843

Total investment securities 99.73% (cost: $1,354,200,000)		1,461,736
Other assets less liabilities 0.27%		3,946
Net assets 100.00%		$1,465,682

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $3,924,000, an aggregate cost of $4,634,000, and which represented .27% of the net assets of the fund) was acquired on 12/18/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $41,741,000, which represented 2.85% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $72,424,000, which represented 4.94% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series     73

Capital Income Builder
Summary investment portfolio June 30, 2018	unaudited

			Value
Common stocks 67.25%		Shares	(000)
Financials	Wells Fargo & Co.	164,800	$9,137
9.87%	CME Group Inc., Class A	48,916	8,018
	Sampo Oyj, Class A	107,469	5,246
	Swedbank AB, Class A	166,138	3,558
	Other securities		38,094
			64,053

Energy	Royal Dutch Shell PLC, Class B	303,840	10,881
8.87%	Royal Dutch Shell PLC, Class B (ADR)	8,500	618
	Royal Dutch Shell PLC, Class A	101	3
	Enbridge Inc. (CAD denominated)	229,370	8,200
	Enbridge Inc. (CAD denominated)[1]	12,969	464
	Schlumberger Ltd.	119,800	8,030
	Occidental Petroleum Corp.	89,300	7,473
	Kinder Morgan, Inc.	359,000	6,343
	Williams Companies, Inc.	215,800	5,850
	Other securities		9,738
			57,600

Information	Microsoft Corp.	132,120	13,028
technology	QUALCOMM Inc.	185,600	10,416
8.55%	Taiwan Semiconductor Manufacturing Co., Ltd.	1,005,800	7,142
	Intel Corp.	135,200	6,721
	Broadcom Inc.	23,100	5,605
	Other securities		12,574
			55,486

Consumer staples	Diageo PLC	259,500	9,322
8.18%	British American Tobacco PLC	155,000	7,835
	Philip Morris International Inc.	86,020	6,945
	Coca-Cola Co.	148,000	6,491
	Imperial Brands PLC	141,500	5,270
	Other securities		17,231
			53,094

Real estate	American Tower Corp. REIT	87,769	12,654
6.41%	Crown Castle International Corp. REIT	76,900	8,291
	Digital Realty Trust, Inc. REIT	51,200	5,713
	Other securities		14,977
			41,635

Consumer	Las Vegas Sands Corp.	176,600	13,484
discretionary	Greene King PLC	948,000	7,202
6.22%	Sands China Ltd.	1,018,800	5,448
	Other securities		14,227
			40,361

Utilities	SSE PLC	477,689	8,542
4.50%	Enel SPA	1,160,877	6,449
	Other securities		14,213
			29,204

74     American Funds Insurance Series

Capital Income Builder

			Value
Common stocks		Shares	(000)
Telecommunication	Vodafone Group PLC	4,255,100	$10,323
services	HKT Trust and HKT Ltd., units	4,775,340	6,099
4.35%	Other securities		11,833
			28,255

Industrials	Airbus SE, non-registered shares	88,814	10,398
3.59%	Boeing Co.	17,600	5,905
	Other securities		6,977
			23,280

Health care	AstraZeneca PLC (ADR)	113,500	3,985
3.54%	AstraZeneca PLC	39,300	2,725
	Roche Holding AG, non-registered shares, nonvoting	23,575	5,250
	Other securities		11,015
			22,975

Materials	DowDuPont Inc.	84,800	5,590
1.82%	Other securities		6,253
			11,843

Miscellaneous	Other common stocks in initial period of acquisition		8,754
1.35%	Total common stocks (cost: $424,055,000)		436,540

Convertible stocks 0.72%
Utilities	Other securities		2,477
0.38%

Real estate	Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	2,231	2,229
0.34%	Total convertible stocks (cost: $4,742,000)		4,706

		Principal amount
Bonds, notes & other debt instruments 23.54%		(000)
U.S. Treasury bonds & notes 13.04%
U.S. Treasury	U.S. Treasury 1.625% 2022	$6,050	5,793
12.25%	U.S. Treasury 1.875% 2022	9,000	8,711
	U.S. Treasury 2.00% 2022	15,000	14,561
	U.S. Treasury 2.125% 2022	8,800	8,576
	U.S. Treasury 2.00% 2025	13,200	12,499
	U.S. Treasury, principal only, 0% 2047	12,400	5,206
	U.S. Treasury 1.75%–8.00% 2021–2048	24,283	24,184
			79,530

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.38%–0.50% 2027–2028[2]	5,952	5,092
inflation-protected	Total U.S. Treasury bonds & notes		84,622
securities
0.79%

American Funds Insurance Series     75

Capital Income Builder

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations 7.08%
Federal agency	Fannie Mae 4.00% 2047[3]	$9,639	$9,848
mortgage-backed	Fannie Mae 4.50% 2048[3]	7,956	8,337
obligations	Fannie Mae 4.50% 2048[3]	5,975	6,261
6.88%	Fannie Mae 4.00% 2046–2047[3]	1,966	2,009
	Freddie Mac 4.50% 2048[3,4]	5,552	5,768
	Other securities		12,479
			44,702

Other	Other securities		1,279
0.20%	Total mortgage-backed obligations		45,981

Corporate bonds & notes 3.34%
Financials	CME Group Inc. 4.15% 2048	200	203
1.26%	Wells Fargo & Co. 3.55%–4.60% 2021–2025	399	406
	Other securities		7,600
			8,209

Utilities	Enel Finance International SA 3.625% 2027[1]	215	197
0.51%	Other securities		3,102
			3,299

Consumer staples	British American Tobacco PLC 3.56%–4.54% 2027–2047[1]	750	700
0.36%	Reynolds American Inc. 6.875% 2020	300	318
	Other securities		1,319
			2,337

Energy	Kinder Morgan, Inc. 4.30%–5.55% 2028–2045	250	252
0.28%	Other securities		1,545
			1,797

Telecommunication	Vodafone Group PLC 3.75%–5.25% 2024–2048	650	647
services	Other securities		1,093
0.27%			1,740

Other	Other securities		4,314
0.66%	Total corporate bonds & notes		21,696

Asset-backed obligations 0.08%
	Other securities		494
	Total bonds, notes & other debt instruments (cost: $155,499,000)		152,793

Short-term securities 9.94%
	Eli Lilly and Co. 1.97% due 7/18/2018[1]	7,800	7,792
	Emerson Electric Co. 1.92%–1.99% due 7/23/2018–8/8/2018[1]	13,500	13,477
	Federal Home Loan Bank 1.80%–1.88% due 7/6/2018–8/2/2018	10,700	10,687
	Kimberly-Clark Corp. 1.95% due 7/11/2018[1]	7,800	7,795

76     American Funds Insurance Series

Capital Income Builder

	Principal amount	Value
Short-term securities	(000)	(000)
Swedbank AB 1.85% due 7/2/2018	$10,000	$9,998
Tennessee Valley Authority 1.88% due 7/17/2018	5,800	5,795
Other securities		8,987
Total short-term securities (cost: $64,536,000)		64,531

Total investment securities 101.45% (cost: $648,832,000)		658,570
Other assets less liabilities (1.45)%		(9,433)
Net assets 100.00%		$649,137

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. "Other securities" includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $424,000, which represented .07% of the net assets of the fund. This amount includes $156,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $45,324,000, which represented 6.98% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series     77

Asset Allocation Fund
Summary investment portfolio June 30, 2018	unaudited

			Value
Common stocks 62.22%		Shares	(000)
Information	Microsoft Corp.	7,220,000	$711,964
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	14,251,000	521,016
17.01%	Taiwan Semiconductor Manufacturing Co., Ltd.	8,600,000	61,069
	ASML Holding NV (New York registered)	2,202,100	435,950
	VeriSign, Inc.[1]	3,140,000	431,499
	Broadcom Inc.	1,458,000	353,769
	Intel Corp.	6,945,000	345,236
	Intuit Inc.	1,100,000	224,735
	Facebook, Inc., Class A1	986,000	191,600
	Western Digital Corp.	2,400,000	185,784
	QUALCOMM Inc.	3,000,000	168,360
	Other securities		779,358
			4,410,340

Health care	UnitedHealth Group Inc.	2,390,000	586,362
10.18%	Johnson & Johnson	2,900,000	351,886
	Humana Inc.	965,000	287,213
	Aetna Inc.	1,400,000	256,900
	Express Scripts Holding Co.[1]	3,100,000	239,351
	AbbVie Inc.	2,329,000	215,782
	Molina Healthcare, Inc.[1]	1,500,000	146,910
	Other securities		556,024
			2,640,428

Financials	Wells Fargo & Co.	5,906,400	327,451
8.77%	Chubb Ltd.	2,450,000	311,199
	First Republic Bank	2,580,000	249,718
	Arch Capital Group Ltd.[1]	8,496,000	224,804
	JPMorgan Chase & Co.	2,100,000	218,820
	Bank of America Corp.	6,000,000	169,140
	Citigroup Inc.	2,500,000	167,300
	Other securities		605,510
			2,273,942

Consumer	Home Depot, Inc.	1,400,000	273,140
discretionary	Comcast Corp., Class A	7,550,000	247,715
6.64%	Newell Brands Inc.	7,100,000	183,109
	Amazon.com, Inc.[1]	105,000	178,479
	VF Corp.	2,000,000	163,040
	NIKE, Inc., Class B	1,980,000	157,766
	General Motors Co.	4,000,000	157,600
	Other securities		360,177
			1,721,026

Energy	Noble Energy, Inc.	10,500,000	370,440
6.40%	Cenovus Energy Inc.	22,000,000	228,426
	Weatherford International PLC[1,2]	56,000,000	184,240
	Royal Dutch Shell PLC, Class B (ADR)	2,465,000	179,082
	Suncor Energy Inc.	4,000,000	162,781
	Other securities		533,917
			1,658,886

Materials	DowDuPont Inc.	5,904,000	389,192
4.18%	LyondellBasell Industries NV	1,700,000	186,745
	Other securities		508,780
			1,084,717

78     American Funds Insurance Series

Asset Allocation Fund

			Value
Common stocks		Shares	(000)
Consumer staples	Nestlé SA	3,508,230	$272,425
4.18%	Nestlé SA (ADR)	900,000	69,687
	Philip Morris International Inc.	3,660,000	295,508
	Other securities		446,320
			1,083,940

Industrials	Lockheed Martin Corp.	1,162,000	343,290
2.93%	Boeing Co.	939,000	315,044
	Other securities		102,113
			760,447

Real estate	Other securities		322,756
1.25%

Telecommunication	Other securities		84,344
services
0.33%

Miscellaneous	Other common stocks in initial period of acquisition		89,771
0.35%	Total common stocks (cost: $11,561,535,000)		16,130,597

Rights & warrants 0.00%
Other	Other securities		328
0.00%	Total rights & warrants (cost: $47,000)		328

Convertible stocks 0.02%
Industrials	Other securities		6,074
0.02%	Total convertible stocks (cost: $4,800,000)		6,074

		Principal amount
Bonds, notes & other debt instruments 25.86%		(000)
U.S. Treasury bonds & notes 11.21%
U.S. Treasury	U.S. Treasury 1.50% 2019	$400,000	398,400
8.86%	U.S. Treasury 1.25% 2020[3]	298,117	292,429
	U.S. Treasury 0.88%–4.75% 2019–2048[3]	1,641,455	1,606,273
			2,297,102

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	219,227	219,008
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[3,4]	137,881	153,890
securities	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2047[4]	254,334	236,555
2.35%			609,453
	Total U.S. Treasury bonds & notes		2,906,555

Corporate bonds & notes 8.96%
Energy	Noble Energy, Inc. 4.95% 2047	2,000	2,008
1.60%	Other securities		414,124
			416,132

American Funds Insurance Series     79

Asset Allocation Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds & notes (continued)
Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$6,905	$6,802
1.52%	Wells Fargo & Co. 2.50%–3.58% 2021–2028[5]	17,934	17,268
	Other securities		368,971
			393,041

Health care	Johnson & Johnson 2.25%–3.75% 2022–2047	6,785	6,587
1.29%	Other securities		329,360
			335,947

Consumer	Home Depot, Inc. 1.80%–4.25% 2020–2046	6,915	6,881
discretionary	Other securities		208,212
0.83%			215,093

Consumer staples	Philip Morris International Inc. 1.88%–4.25% 2020–2044	15,405	14,919
0.58%	Other securities		136,290
			151,209

Industrials	Lockheed Martin Corp. 2.50%–3.55% 2020–2026	10,050	9,914
0.52%	Other securities		124,497
			134,411

Information	Broadcom Ltd. 2.38%–3.88% 2020–2027	7,215	6,933
technology	Microsoft Corp. 4.10%–4.20% 2035–2037	7,000	7,360
0.36%	Other securities		78,081
			92,374

Other	Other securities		585,790
2.26%	Total corporate bonds & notes		2,323,997

Mortgage-backed obligations 4.92%
Federal agency	Fannie Mae 0%–7.50% 2021–2048[6,7,8]	658,492	667,209
mortgage-backed	Freddie Mac 1.69%–5.57% 2022–2048[6,7,8]	117,136	116,126
obligations	Other securities		455,037
4.79%			1,238,372

Other	Other securities		36,800
0.13%	Total mortgage-backed obligations		1,275,172

Federal agency bonds & notes 0.06%
	Fannie Mae 1.88%–2.00% 2022–2026	16,000	14,806

Other 0.71%
	Other securities		184,999
	Total bonds, notes & other debt instruments (cost: $6,798,575,000)		6,705,529

80     American Funds Insurance Series

Asset Allocation Fund

	Principal amount	Value
Short-term securities 13.98%	(000)	(000)
ExxonMobil Corp. 1.97%–1.99% due 8/8/2018–8/22/2018	$190,200	$189,723
Fannie Mae 1.84%–1.85% due 7/30/2018–8/6/2018	150,000	149,759
Federal Home Loan Bank 1.72%–1.93% due 7/3/2018–9/25/2018	1,200,300	1,197,989
Freddie Mac 1.76%–1.88% due 7/18/2018–8/21/2018	210,500	210,106
U.S. Treasury Bills 1.59%–1.99% due 7/5/2018–11/1/2018	827,900	826,282
Other securities		1,050,277
Total short-term securities (cost: $3,624,076,000)		3,624,136

Total investment securities 102.08% (cost: $21,989,033,000)		26,466,664
Other assets less liabilities (2.08)%		(539,492)
Net assets 100.00%		$25,927,172

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. "Other securities" includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $39,910,000, which represented .15% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $49,314,000, which represented .19% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $32,685,000, an aggregate cost of $35,862,000, and which represented .13% of the net assets of the fund) were acquired from through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
				Notional	Value at	depreciation
		Number of		amount[9]	6/30/2018[10]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	1,225	October 2018	$245,000	$259,490	$(106)
30 Year Ultra U.S. Treasury Bond Futures	Short	110	September 2018	(11,000)	(17,552)	(162)
						$(268)

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
1.8915%	U.S. EFFR	9/26/2018	$3,500,000	$(242)	$—	$(242)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(1,636)	—	(1,636)
U.S. EFFR	2.165%	4/3/2020	100,000	332	—	332
U.S. EFFR	2.174%	4/4/2020	127,900	411	—	411
U.S. EFFR	2.19%	4/6/2020	84,700	249	—	249
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(14)	—	(14)
2.929%	3-month USD-LIBOR	3/27/2048	25,000	(6)	—	(6)
U.S. EFFR	2.4775%	3/27/2048	25,000	(79)	—	(79)
					$—	$(985)

American Funds Insurance Series     81

Asset Allocation Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

						Net
	Beginning			Ending	Net	unrealized	Dividend	Value of
	shares or			shares or	realized	appreciation	or interest	affiliates at
	principal			principal	gain	(depreciation)	income	6/30/2018
	amount	Additions	Reductions	amount	(000)	(000)	(000)	(000)
Common stocks 1.15%
Consumer discretionary 0.44%
Dillard’s, Inc., Class A (USA)[11]	807,618	392,382	—	1,200,000	$—	$38,379	$222	$113,400

Energy 0.71%
Weatherford International PLC[1,11]	56,000,000	—	—	56,000,000	—	(49,280)	—	184,240

Total common stocks								297,640

Bonds, notes & other debt instruments 0.10%
Energy 0.10%
Weatherford International PLC 4.50% 2022	$2,670,000	$2,700,000	—	$5,370,000	—	31	156	4,956
Weatherford International PLC 8.25% 2023	$5,500,000	$300,000	—	$5,800,000	—	(100)	239	5,769
Weatherford International PLC 9.875% 2024	—	$1,000,000	—	$1,000,000	—	3	37	1,015
Weatherford International PLC 9.875% 2025[12]	—	$2,550,000	—	$2,550,000	—	42	86	2,575
Weatherford International PLC 6.50% 2036	$7,595,000	—	—	$7,595,000	—	(513)	258	5,981
Weatherford International PLC 6.75% 2040	$7,825,000	—	—	$7,825,000	—	(227)	274	6,240
								26,536
Total 1.25%					$—	$(11,665)	$1,272	$324,176

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,226,000, which represented .02% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2017; it was not publicly disclosed.
[12]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $1,806,485,000, which represented 6.97% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See Notes to Financial Statements

82     American Funds Insurance Series

Global Balanced Fund
Summary investment portfolio June 30, 2018	unaudited

			Value
Common stocks 61.82%		Shares	(000)
Information	Nintendo Co., Ltd.	19,800	$6,474
technology	ASML Holding NV	31,500	6,242
12.76%	PagSeguro Digital Ltd., Class A1	220,528	6,120
	Microsoft Corp.	53,500	5,276
	Taiwan Semiconductor Manufacturing Co., Ltd.	697,000	4,949
	Temenos AG	25,000	3,787
	Broadcom Inc.	13,650	3,312
	TravelSky Technology Ltd., Class H1	860,000	2,505
	Keyence Corp.	4,400	2,486
	Amphenol Corp., Class A	24,000	2,091
	Other securities		6,170
			49,412

Financials	HSBC Holdings PLC (GBP denominated)	539,633	5,061
7.82%	JPMorgan Chase & Co.	44,670	4,655
	Wells Fargo & Co.	47,900	2,656
	HDFC Bank Ltd. (ADR)	21,605	2,269
	Credicorp Ltd.	10,050	2,262
	AIA Group Ltd.	250,000	2,186
	Other securities		11,216
			30,305

Health care	Humana Inc.	20,830	6,200
6.34%	Merck & Co., Inc.	62,870	3,816
	Fisher & Paykel Healthcare Corp. Ltd.	204,000	2,057
	Other securities		12,488
			24,561

Industrials	Boeing Co.	15,750	5,284
6.29%	ASSA ABLOY AB, Class B	118,000	2,515
	Flughafen Zürich AG	12,235	2,501
	Ryanair Holdings PLC (ADR)[1]	20,600	2,353
	Edenred SA	65,000	2,054
	Other securities		9,672
			24,379

Energy	Royal Dutch Shell PLC, Class B	125,700	4,502
5.73%	ConocoPhillips	56,006	3,899
	TOTAL SA	45,200	2,756
	LUKOIL Oil Co. PJSC (ADR)	39,800	2,722
	Enbridge Inc. (CAD denominated)	50,869	1,818
	Enbridge Inc. (CAD denominated)[2]	16,157	578
	Other securities		5,935
			22,210

Consumer	Amazon.com, Inc.[1]	3,150	5,354
discretionary	Ocado Group PLC[1]	259,500	3,519
5.73%	Wynn Resorts, Ltd.	13,000	2,175
	LVMH Moët Hennessy-Louis Vuitton SE	6,100	2,032
	Other securities		9,114
			22,194

American Funds Insurance Series     83

Global Balanced Fund

			Value
Common stocks (continued)		Shares	(000)
Consumer staples	Philip Morris International Inc.	50,800	$4,102
4.89%	British American Tobacco PLC	76,900	3,887
	Nestlé SA	43,800	3,401
	Other securities		7,569
			18,959

Materials	DowDuPont Inc.	37,848	2,495
3.44%	Linde AG, non-registered shares	8,900	2,125
	Other securities		8,710
			13,330

Real estate	Gaming and Leisure Properties, Inc. REIT	59,720	2,138
2.38%	Other securities		7,066
			9,204

Utilities	ENN Energy Holdings Ltd.	232,000	2,281
1.78%	Ørsted AS	33,800	2,045
	Other securities		2,578
			6,904

Miscellaneous	Other common stocks in initial period of acquisition		18,045
4.66%	Total common stocks (cost: $189,305,000)		239,503

		Principal amount
Bonds, notes & other debt instruments 33.32%		(000)
Bonds & notes of governments & government agencies outside the U.S. 15.27%
	Japan, Series 346, 0.10% 2027	¥435,600	3,972
	Japan 0.10%–2.30% 2018–2047[3]	1,001,824	9,760
	Poland (Republic of) 3.25%–5.75% 2020–2025	PLN14,140	4,031
	United Mexican States 4.00%–10.00% 2020–2042[3]	MXN64,405	3,142
	United Mexican States 3.75%–4.60% 2027–2046	$600	570
	Other securities		37,685
			59,160

U.S. Treasury bonds & notes 10.47%
U.S. Treasury	U.S. Treasury 1.625% 2022	2,850	2,729
8.20%	U.S. Treasury 2.25% 2027	2,800	2,663
	U.S. Treasury 2.875% 2028	2,170	2,173
	U.S. Treasury 1.00%–3.13% 2018–2048	24,873	24,208
			31,773

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2022–2044[3]	9,166	8,796
inflation-protected	Total U.S. Treasury bonds & notes		40,569
securities
2.27%

Corporate bonds & notes 5.87%
Financials	Banco Nacional de Comercio Exterior SNC 3.80% 2026
1.55%	(UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[2,4]	200	193
	HSBC Holdings PLC 3.375% 2024 (5 year EURO Mid Swap + 1.95% on 1/10/2019)[4]	€100	119
	HSBC Holdings PLC 3.03%–3.90% 2023–2026[4]	$400	389
	JPMorgan Chase & Co. 2.55%–3.25% 2021–2023	254	247

84     American Funds Insurance Series

Global Balanced Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
	JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)
	(3-month USD-LIBOR + 3.78% on 2/1/2024)[4]	$135	$147
	JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.702% 2021[5]	300	300
	Other securities		4,622
			6,017

Health care	Humana Inc. 3.15% 2022	100	97
0.77%	Other securities		2,867
			2,964

Consumer	Amazon.com, Inc. 2.80%–3.15% 2024–2027	265	253
discretionary	Other securities		2,096
0.61%			2,349

Consumer staples	British American Tobacco PLC 3.56%–4.39% 2027–2037[2]	185	173
0.52%	Philip Morris International Inc. 2.00%–4.25% 2020–2044	195	191
	Reynolds American Inc. 4.00%–4.45% 2022–2025	120	121
	Other securities		1,532
			2,017

Energy	Petróleos Mexicanos 6.35%–6.50% 2027–2048[2]	487	458
0.52%	Other securities		1,550
			2,008

Information	Microsoft Corp. 2.40%–3.30% 2026–2027	652	626
technology	Other securities		516
0.29%			1,142

Other	Other securities		6,227
1.61%	Total corporate bonds & notes		22,724

Mortgage-backed obligations 1.71%
Federal agency	Other securities		4,311
mortgage-backed
obligations
1.12%

Other	Other securities		2,335
0.59%	Total mortgage-backed obligations		6,646
	Total bonds, notes & other debt instruments (cost: $132,603,000)		129,099

American Funds Insurance Series     85

Global Balanced Fund

	Principal amount	Value
Short-term securities 5.44%	(000)	(000)
Federal Home Loan Bank 1.87% due 7/20/2018	$3,200	$3,197
Mizuho Bank, Ltd. 1.90% due 7/2/2018[2]	6,500	6,499
Sumitomo Mitsui Banking Corp. 2.00% due 7/17/2018–7/23/2018[2]	6,200	6,192
Swedbank AB 1.85% due 7/2/2018	3,600	3,599
Other securities		1,590
Total short-term securities (cost: $21,084,000)		21,077

Total investment securities 100.58% (cost: $342,992,000)		389,679
Other assets less liabilities (0.58)%		(2,258)
Net assets 100.00%		$387,421

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)
USD558	BRL2,100	JPMorgan Chase	7/5/2018	$16
USD317	MXN5,900	JPMorgan Chase	7/9/2018	20
USD229	ZAR2,900	UBS AG	7/9/2018	18
NOK3,054	USD373	Goldman Sachs	7/9/2018	2
JPY57,092	USD523	Goldman Sachs	7/9/2018	(7)
USD331	PLN1,200	JPMorgan Chase	7/10/2018	11
USD471	GBP350	Citibank	7/10/2018	9
USD774	CHF760	JPMorgan Chase	7/10/2018	6
USD135	MXN2,700	Bank of America, N.A.	7/10/2018	(1)
EUR349	USD410	Bank of America, N.A.	7/10/2018	(2)
JPY22,275	USD204	Citibank	7/10/2018	(3)
CHF759	USD773	JPMorgan Chase	7/10/2018	(6)
EUR482	USD569	Citibank	7/10/2018	(6)
PLN1,200	USD333	JPMorgan Chase	7/10/2018	(13)
USD501	THB15,900	Bank of America, N.A.	7/12/2018	21
USD548	INR36,900	JPMorgan Chase	7/12/2018	10
NOK2,700	USD335	Bank of America, N.A.	7/12/2018	(4)
GBP561	USD752	Citibank	7/12/2018	(11)
USD391	BRL1,400	Citibank	7/13/2018	31
USD749	ILS2,675	Bank of America, N.A.	7/16/2018	17
EUR305	USD360	Bank of America, N.A.	7/16/2018	(4)
ILS2,675	USD739	Goldman Sachs	7/16/2018	(7)
JPY100,000	USD908	JPMorgan Chase	7/17/2018	(4)
USD1,013	KRW1,094,100	Bank of America, N.A.	7/19/2018	31
EUR859	USD1,000	Goldman Sachs	7/19/2018	5
USD575	MXN12,000	Bank of America, N.A.	7/19/2018	(28)
USD749	MYR3,000	JPMorgan Chase	7/20/2018	7
USD327	INR22,118	Goldman Sachs	7/20/2018	5
USD192	PLN700	JPMorgan Chase	7/20/2018	5
EUR573	GBP505	Citibank	7/20/2018	2
JPY57,672	EUR450	JPMorgan Chase	7/20/2018	(5)
GBP502	EUR573	JPMorgan Chase	7/20/2018	(6)
PLN700	USD194	JPMorgan Chase	7/20/2018	(7)

86     American Funds Insurance Series

Global Balanced Fund

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)
USD483	PLN1,800	Bank of America, N.A.	7/23/2018	$2
USD113	CAD150	Bank of America, N.A.	7/23/2018	(1)
JPY22,250	USD202	Citibank	7/23/2018	(1)
EUR645	USD750	JPMorgan Chase	7/25/2018	4
USD166	ILS600	JPMorgan Chase	7/25/2018	2
EUR502	USD590	Bank of America, N.A.	7/25/2018	(2)
USD677	CAD900	JPMorgan Chase	7/25/2018	(8)
JPY111,459	USD1,017	Goldman Sachs	7/25/2018	(8)
EUR735	PLN3,200	Goldman Sachs	7/27/2018	5
EUR598	USD696	Goldman Sachs	7/31/2018	5
USD503	THB16,600	JPMorgan Chase	7/31/2018	2
USD717	AUD970	Morgan Stanley	7/31/2018	(1)
JPY50,074	USD455	Bank of New York Mellon	7/31/2018	(1)
USD771	EUR660	JPMorgan Chase	7/31/2018	(2)
USD377	CAD500	Bank of America, N.A.	7/31/2018	(4)
JPY174,520	USD1,584	Bank of New York Mellon	7/31/2018	(4)
USD501	CAD665	Bank of America, N.A.	7/31/2018	(5)
USD373	INR24,900	Citibank	9/24/2018	14
USD371	BRL1,250	Citibank	11/29/2018	54
USD222	BRL750	Citibank	11/29/2018	31
				$184

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $22,660,000, which represented 5.85% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Coupon rate may change periodically.

Key to abbreviations and symbols
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
CAD = Canadian dollars
CHF = Swiss francs
EUR/€ = Euros
GBP = British pounds
ILS = Israeli shekels
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
PLN = Polish zloty
THB = Thai baht
USD/$ = U.S. dollars
ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series     87

Bond Fund
Summary investment portfolio June 30, 2018	unaudited

		Principal amount		Value
Bonds, notes & other debt instruments 96.18%		(000)		(000)
Corporate bonds & notes 35.64%
Financials	Bank of America Corp. 2.82%–3.97% 2023–2029[1]		$119,258	$116,105
10.04%	Intesa Sanpaolo SpA 5.017% 2024[2]		79,790	72,486
	Other securities			877,710
				1,066,301

Health care	Pfizer Inc. 7.20% 2039		100	139
6.27%	Teva Pharmaceutical Finance Company BV 2.80% 2023		84,169	72,759
	Teva Pharmaceutical Finance Company BV 2.20%–6.75% 2021–2046		139,530	111,699
	Other securities			482,075
				666,672

Energy	Petróleos Mexicanos 7.47% 2026	MXN	295,000	12,849
5.16%	Petróleos Mexicanos 5.35%–6.75% 2027–2048[2]		$38,710	36,841
	Other securities			498,905
				548,595

Consumer	Other securities			384,045
discretionary
3.61%

Utilities	Other securities			357,004
3.36%

Consumer staples	Other securities			329,484
3.10%

Information	Other securities			126,026
technology
1.19%

Telecommunication	Other securities			120,568
services
1.13%

Other	Other securities			188,128
1.78%	Total corporate bonds & notes			3,786,823

U.S. Treasury bonds & notes 25.14%
U.S. Treasury	U.S. Treasury 2.25% 2023		115,000	111,918
21.10%	U.S. Treasury 2.625% 2023		125,000	124,461
	U.S. Treasury 2.75% 2023		75,000	75,066
	U.S. Treasury 2.75% 2023		60,000	60,035
	U.S. Treasury 2.125% 2024[3]		260,000	251,069
	U.S. Treasury 2.125% 2024[3]		75,000	72,167
	U.S. Treasury 2.125% 2024		75,000	72,072
	U.S. Treasury 2.25% 2024		80,000	77,812
	U.S. Treasury 2.75% 2025		150,000	149,406
	U.S. Treasury 2.875% 2025[3]		211,118	211,855
	U.S. Treasury 2.25% 2027		125,000	118,715
	U.S. Treasury 2.25% 2027		100,000	95,095
	U.S. Treasury 2.25% 2027		76,075	72,548
	U.S. Treasury 2.375% 2027		100,000	96,217

88      American Funds Insurance Series

Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
	U.S. Treasury 2.875% 2028	$137,043	$137,214
	U.S. Treasury 3.00% 2048[3]	255,970	256,259
	U.S. Treasury 2.38%–8.75% 2020–2048[3]	250,595	259,898
			2,241,807

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	53,902	52,965
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	153,615	149,471
securities	U.S. Treasury Inflation-Protected Security 0.50% 2028[4]	149,474	124,214
4.04%	U.S. Treasury Inflation-Protected Security 0.875% 2047[4]	74,253	74,202
	U.S. Treasury Inflation-Protected Security 1.00% 2048[4]	34,489	28,664
			429,516
	Total U.S. Treasury bonds & notes		2,671,323

Mortgage-backed obligations 23.53%
Federal agency	Fannie Mae 3.50% 2033[5,6]	51,893	52,455
mortgage-backed	Fannie Mae 3.00% 2046[5]	72,156	70,008
obligations	Fannie Mae 3.50% 2047[5]	77,731	77,509
23.35%	Fannie Mae 4.00% 2047[5]	83,559	85,338
	Fannie Mae 3.50% 2048[5,6]	204,040	203,034
	Fannie Mae 4.00% 2048[5,6]	316,485	322,197
	Fannie Mae 4.00% 2048[5,6]	134,434	137,055
	Fannie Mae 4.00% 2048[5,6]	88,904	90,428
	Fannie Mae 4.50% 2048[5,6]	220,469	229,172
	Fannie Mae 4.50% 2048[5,6]	199,176	206,726
	Fannie Mae 3.27%–9.22% 2023–2048[5,6,7]	178,846	182,387
	Freddie Mac 3.50% 2047[5]	73,151	72,823
	Freddie Mac 4.00% 2048[5,6]	73,022	74,303
	Freddie Mac 0%–5.50% 2021–2048[5,6]	198,319	198,150
	Government National Mortgage Assn. 4.00% 2048[5,6]	196,439	201,300
	Government National Mortgage Assn. 4.00% 2048[5,6]	151,761	155,292
	Government National Mortgage Assn. 4.50% 2048[5,6]	92,096	95,739
	Government National Mortgage Assn. 4.50% 2040–2048[5,6]	26,465	27,481
			2,481,397

Other	Other securities		18,484
0.18%	Total mortgage-backed obligations		2,499,881

Bonds & notes of governments & government agencies outside the U.S. 7.15%
	Italy (Republic of) 0.95% 2023	€45,000	50,753
	Japan, Series 19, 0.10% 2024[4]	¥5,377,070	50,874
	Japan, Series 20, 0.10% 2025[4]	11,340,000	107,393
	Portuguese Republic 5.125% 2024	$100,550	104,384
	Portuguese Republic 4.10%–5.65% 2024–2045	€20,375	30,139
	United Mexican States, Series M, 5.75% 2026	MXN527,500	23,743
	United Mexican States, Series M, 6.50% 2021	3,132,700	152,863
	United Mexican States 3.60%–4.35% 2025–2047	$29,175	28,113
	Other securities		211,594
			759,856

Asset-backed obligations 2.61%
	Other securities		277,546

Municipals 2.00%
Illinois	G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	26,190	26,663
1.72%	G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[5]	93,085	88,239
	G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	407

American Funds Insurance Series     89

Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Municipals (continued)
Illinois	G.O. Bonds, Series 2013-B, 3.65% 2020	$1,000	$997
(continued)	G.O. Bonds, Series 2013-B, 4.11% 2022	750	736
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,063
	G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,360
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,360	4,627
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	257
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,467
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,338
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	3,955	4,104
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	340
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,476
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[5]	7,784	8,043
	Other securities		36,502
			182,619

Other	Other securities		29,918
0.28%	Total municipals		212,537

Federal agency bonds & notes 0.11%
	Fannie Mae 2.125% 2026	12,410	11,659
	Total bonds, notes & other debt instruments (cost: $10,356,835,000)		10,219,625

Common stocks 0.03%		Shares
Other	Other securities		2,833
0.03%	Total common stocks (cost: $3,654,000)		2,833

Rights & warrants 0.00%
Energy	Other securities		97
0.00%	Total rights & warrants (cost: $16,000)		97

		Principal amount
Short-term securities 21.76%		(000)
	Chevron Corp. 1.93%–2.02% due 7/13/2018–7/17/2018[2]	$59,200	59,150
	ExxonMobil Corp. 2.00%–2.02% due 7/23/2018–8/28/2018	84,000	83,821
	Federal Home Loan Bank 1.77%–1.95% due 7/9/2018–10/5/2018	796,700	794,803
	Freddie Mac 1.91% due 8/20/2018	50,000	49,876
	PepsiCo Inc. 1.95%–1.98% due 8/1/2018–8/7/2018[2]	70,000	69,858
	Pfizer Inc. 2.02%–2.05% due 7/2/2018–8/20/2018[2]	109,000	108,874
	U.S. Treasury Bills 1.56%–2.00% due 7/5/2018–11/15/2018	846,300	843,339
	Other securities		302,784
	Total short-term securities (cost: $2,312,454,000)		2,312,505

	Total investment securities 117.97% (cost: $12,672,959,000)		12,535,060
	Other assets less liabilities (17.97)%		(1,909,862)
	Net assets 100.00%		$10,625,198

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

90     American Funds Insurance Series

Bond Fund

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. "Other securities" includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $5,494,000, which represented .05% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,171,000, which represented .11% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $2,150,000, an aggregate cost of $780,000, and which represented .02% of the net assets of the fund) were acquired on 8/31/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts
						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [8]	6/30/2018 [9]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	13,334	October 2018	$2,666,800	$2,824,516	$23
5 Year Euro-Bobl Futures	Short	2,269	September 2018	(226,900)	(350,216)	(1,831)
5 Year U.S. Treasury Note Futures	Long	12,291	October 2018	1,229,100	1,396,469	4,536
10 Year Euro-Bund Futures	Short	763	September 2018	(76,300)	(144,837)	(1,625)
10 Year U.S. Treasury Note Futures	Long	503	September 2018	50,300	60,454	251
10 Year Ultra U.S. Treasury Note Futures	Short	112	September 2018	(11,200)	(14,362)	(126)
30 Year Euro-Buxl Futures	Long	214	September 2018	21,400	44,409	619
30 Year Ultra U.S. Treasury Bond Futures	Long	772	September 2018	77,200	123,182	340
						$2,187

Forward currency contracts
				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)
USD31,395	JPY3,430,000	Goldman Sachs	7/9/2018	$394
USD66,828	JPY7,300,000	JPMorgan Chase	7/10/2018	844
USD76,688	EUR65,550	JPMorgan Chase	7/10/2018	77
USD12,310	MXN252,000	Citibank	7/10/2018	(357)
USD10,283	EUR8,725	JPMorgan Chase	7/12/2018	84
USD26,432	EUR22,400	JPMorgan Chase	7/16/2018	241
USD13,179	JPY1,445,000	Goldman Sachs	7/25/2018	105
USD59,923	MXN1,220,000	Bank of New York Mellon	7/25/2018	(1,249)
USD44,704	JPY4,925,000	Bank of New York Mellon	7/31/2018	123
USD448	EUR385	Goldman Sachs	7/31/2018	(3)
USD119,413	MXN2,400,000	Citibank	7/31/2018	(808)
				$(549)

Swap contracts

Interest rate swaps
							Unrealized
						Upfront	(depreciation)
					Value at	payments/	appreciation
		Expiration	Notional		6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)		(000)	(000)	(000)
1.39%	3-month Canada BA	7/13/2018	C$	1,460,000	$(123)	$—	$(123)
1.77%	3-month Canada BA	9/26/2018		975,000	58	—	58
1.669%	3-month USD-LIBOR	10/28/2019		$112,000	(1,478)	—	(1,478)
U.S. EFFR	2.165%	4/3/2020		594,600	1,977	—	1,977
2.55%	3-month USD-LIBOR	4/3/2020		594,600	(2,162)	—	(2,162)

American Funds Insurance Series     91

Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	2.174%	4/4/2020	$760,300	$2,443	$—	$2,443
2.5725%	3-month USD-LIBOR	4/4/2020	760,298	(2,500)	—	(2,500)
U.S. EFFR	2.19%	4/6/2020	503,300	1,480	—	1,480
2.599%	3-month USD-LIBOR	4/6/2020	503,300	(1,426)	—	(1,426)
3-month USD-LIBOR	2.761%	4/27/2020	500,000	92	—	92
3-month USD-LIBOR	2.75%	4/30/2020	352,900	137	—	137
3-month USD-LIBOR	2.746%	5/1/2020	504,100	237	—	237
3-month USD-LIBOR	2.7515%	5/3/2020	501,000	202	—	202
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(33)	—	(33)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(3,187)	—	(3,187)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	490	—	490
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	2,848	—	2,848
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(5,934)	—	(5,934)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	610	—	610
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(996)	—	(996)
3-month USD-LIBOR	2.438%	11/19/2024	$750	20	—	20
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	584	—	584
3-month USD-LIBOR	2.0475%	3/23/2025	450	23	—	23
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	54	—	54
3-month USD-LIBOR	2.339%	5/13/2025	375	13	—	13
3-month USD-LIBOR	2.351%	5/15/2025	590	20	—	20
3-month USD-LIBOR	2.287%	5/20/2025	500	19	—	19
3-month USD-LIBOR	2.227%	5/28/2025	260	11	—	11
3-month USD-LIBOR	2.2125%	5/29/2025	465	20	—	20
3-month USD-LIBOR	2.451%	6/5/2025	650	18	—	18
3-month USD-LIBOR	2.46%	6/10/2025	2,536	70	—	70
3-month USD-LIBOR	2.455%	6/24/2025	235	7	—	7
3-month USD-LIBOR	2.397%	7/13/2025	900	29	—	29
3-month USD-LIBOR	2.535%	7/15/2025	800	18	—	18
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	36	—	36
3-month USD-LIBOR	2.312%	7/29/2025	1,000	37	—	37
3-month USD-LIBOR	2.331%	7/30/2025	435	16	—	16
3-month USD-LIBOR	2.228%	9/4/2025	12,000	523	—	523
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(328)	—	(328)
6-month JPY-LIBOR	0.0875%	3/10/2026	11,100,000	859	—	859
3-month USD-LIBOR	1.595%	5/12/2026	$8,500	788	—	788
3-month USD-LIBOR	1.592%	5/12/2026	4,000	371	—	371
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	37	—	37
2.913%	3-month USD-LIBOR	11/24/2034	10,000	(65)	—	(65)
2.844%	3-month USD-LIBOR	6/11/2035	3,250	(52)	—	(52)
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	(2)	—	(2)
2.773%	3-month USD-LIBOR	7/13/2035	500	(13)	—	(13)
2.589%	3-month USD-LIBOR	9/4/2035	3,100	(160)	—	(160)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(208)	—	(208)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,093	—	1,093
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(813)	—	(813)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	393	—	393
3-month USD-LIBOR	2.78875%	1/23/2048	91,500	2,707	—	2,707
3-month USD-LIBOR	2.816%	1/23/2048	19,600	469	—	469
					$—	$(671)

92     American Funds Insurance Series

Bond Fund

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Unrealized
				Value at	Upfront	appreciation
	Pay/	Expiration	Notional	6/30/2018	payments	at 6/30/2018
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	$50,000	$(740)	$(899)	$159

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $1,486,045,000, which represented 13.99% of the net assets of the fund.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $55,344,000, which represented .52% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols
BA = Banker’s acceptances
C$ = Canadian dollars
EFFR = Federal Funds Effective Rate
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
G.O. = General Obligation
JPY/¥ = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
TBA = To-be-announced
USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series     93

Global Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments 91.91%		(000)	(000)
Euros	Belgium (Kingdom of), Series 82, 0.50% 2024	€12,920	$15,432
12.82%	Belgium (Kingdom of), Series 77, 1.00% 2026	6,480	7,932
	French Republic O.A.T. 2.25% 2024	11,680	15,457
	Germany (Federal Republic of) 2.50% 2046	7,370	11,824
	Germany (Federal Republic of) 1.25% 2048	17,050	21,083
	Germany (Federal Republic of) 0.50%–6.25% 2024–2040	12,950	17,500
	Italy (Republic of) 0.95% 2023	14,000	15,789
	Italy (Republic of) 2.05%–4.75% 2023–2027	11,600	14,071
	Portuguese Republic 2.875% 2025	12,350	16,061
	Portuguese Republic 2.875% 2026	2,095	2,711
	Portuguese Republic 4.125% 2027	11,510	16,191
	Romania 2.75%–3.88% 2025–2038	8,265	9,589
	Spain (Kingdom of) 1.45% 2027	19,430	23,094
	Spain (Kingdom of) 1.50% 2027	10,350	12,401
	Spain (Kingdom of) 2.70%–2.90% 2046–2048	7,895	9,707
	Other securities		77,863
			286,705

Japanese yen	Japan, Series 134, 0.10% 2022	¥1,350,000	12,310
10.49%	Japan, Series 18, 0.10% 2024[1]	3,153,700	29,667
	Japan, Series 19, 0.10% 2024[1]	2,691,050	25,461
	Japan, Series 346, 0.10% 2027	3,125,000	28,494
	Japan, Series 116, 2.20% 2030	1,735,000	19,472
	Japan, Series 145, 1.70% 2033	2,210,000	24,147
	Japan, Series 57, 0.80% 2047	3,756,250	34,764
	Japan 0.10%–2.30% 2021–2044[1]	6,172,565	60,336
			234,651

Polish zloty	Poland (Republic of), Series 1021, 5.75% 2021	PLN126,530	37,839
3.68%	Poland (Republic of), Series 0922, 5.75% 2022	34,600	10,521
	Poland (Republic of) 1.50%–5.25% 2020–2025	122,240	34,035
			82,395

Mexican pesos	United Mexican States, Series M, 6.50% 2021	MXN373,300	18,216
3.16%	United Mexican States, Series M, 5.75% 2026	654,500	29,459
	United Mexican States 4.00%–10.00% 2020–2042[1]	432,123	22,899
			70,574

Indian rupees	India (Republic of) 7.80% 2021	INR727,600	10,636
2.90%	India (Republic of) 8.83% 2023	1,284,200	19,456
	India (Republic of) 6.79%–8.40% 2023–2030	2,203,470	30,936
	Other securities		3,804
			64,832

British pounds	United Kingdom 1.25% 2027	£11,725	15,372
2.17%	United Kingdom 3.25% 2044	6,500	11,192
	United Kingdom 1.50%–4.25% 2023–2047	12,520	19,127
	Other securities		2,827
			48,518

Danish kroner	Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	DKr178,600	27,868
1.94%	Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]	14,724	2,410
	Other securities		13,205
			43,483

94     American Funds Insurance Series

Global Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
Malaysian	Malaysia (Federation of) 3.58%–4.50% 2018–2030	MYR145,265	$35,569
ringgits
1.59%

South Korean won	South Korea (Republic of), Series 2209, 2.00% 2022	KRW13,974,200	12,391
1.41%	South Korea (Republic of), Series 2712, 2.375% 2027	14,470,000	12,802
	South Korea (Republic of) 1.88%–2.38% 2022–2023	7,040,000	6,280
			31,473

Thai baht	Thailand (Kingdom of) 2.125% 2026	THB379,250	11,052
1.25%	Other securities		16,996
			28,048

Israeli shekels	Israel (State of) 5.50% 2042	ILS29,300	11,443
0.86%	Other securities		7,746
			19,189

Canadian dollars	Canada 2.25% 2025	C$15,450	11,838
0.66%	Other securities		2,954
			14,792

Romanian leu	Romania 2.30%–5.95% 2020–2022	RON46,525	11,517
0.51%

U.S. dollars	Banco Nacional de Comercio Exterior SNC 3.80% 2026
44.73%	(UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[3,4]	$880	849
	Fannie Mae 2.18%–4.50% 2022–2048[2,5]	38,880	39,591
	Petróleos Mexicanos 6.35%–6.50% 2027–2048[4]	3,602	3,584
	Poland (Republic of) 3.25%–4.00% 2024–2026	5,570	5,436
	Romania 5.125% 2048[4]	6,200	5,998
	U.S. Treasury 1.125% 2021[6]	28,660	27,575
	U.S. Treasury 2.00% 2021	16,500	16,177
	U.S. Treasury 2.125% 2022	41,955	40,888
	U.S. Treasury 2.375% 2023	27,625	27,205
	U.S. Treasury 2.75% 2023	39,400	39,423
	U.S. Treasury 2.75% 2025	12,000	11,945
	U.S. Treasury 2.00% 2026	33,560	31,430
	U.S. Treasury 2.25% 2027	27,700	26,307
	U.S. Treasury 2.75% 2028[6]	57,600	57,050
	U.S. Treasury 2.875% 2028	24,000	24,030
	U.S. Treasury 2.75% 2047[6]	18,900	17,995
	U.S. Treasury 3.00% 2048	10,600	10,612
	U.S. Treasury 1.88%–3.13% 2020–2048	31,700	31,179
	U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	27,083	27,056
	U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	11,740	11,422
	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2046[1]	43,860	44,328
	United Mexican States 3.75% 2028	2,000	1,893
	Other securities		498,445
			1,000,418

Other	Other securities		83,542
3.74%	Total bonds, notes & other debt instruments (cost: $2,095,810,000)		2,055,706

American Funds Insurance Series     95

Global Bond Fund

			Value
Convertible stocks 0.05%		Shares	(000)
U.S. dollars	Other securities		$1,033
0.05%	Total convertible stocks (cost: $816,000)		1,033

Common stocks 0.07%
Swiss francs	Other securities		200
0.01%

U.S. dollars	Other securities		1,304
0.06%	Total common stocks (cost: $2,505,000)		1,504

Rights & warrants 0.00%
U.S. dollars	Other securities		56
0.00%	Total rights & warrants (cost: $8,000)		56

		Principal amount
Short-term securities 9.89%		(000)
	Caisse d’Amortissement de la Dette Sociale 1.99% due 7/9/2018	$16,100	16,092
	Egyptian Treasury Bills 15.42%–16.35% due 7/10/2018–12/18/2018	EGP209,900	11,129
	Japanese Treasury Discount Bills (0.14)% due 5/20/2019	¥11,900,000	107,607
	Nigerian Treasury Bills 11.65%–16.91% due 7/5/2018–12/6/2018	NGN5,525,905	14,861
	Swedbank AB 1.85% due 7/2/2018	$30,900	30,895
	United Overseas Bank Ltd. 2.00% due 7/10/2018[4]	40,600	40,576
	Total short-term securities (cost: $221,612,000)		221,160

	Total investment securities 101.92% (cost: $2,320,751,000)		2,279,459
	Other assets less liabilities (1.92)%		(42,856)
	Net assets 100.00%		$2,236,603

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. "Other securities" includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $3,268,000, which represented .15% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,825,000, which represented .26% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,153,000, an aggregate cost of $3,632,000, and which represented .19% of the net assets of the fund) were acquired from 8/31/2015 to 8/9/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

96     American Funds Insurance Series

Global Bond Fund

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount [7]	6/30/2018 [8]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year Euro-Bobl Futures	Short	142	September 2018	$(14,200)	$(21,918)	$(115)
5 Year U.S. Treasury Note Futures	Long	1,068	October 2018	106,800	121,343	627
10 Year Ultra U.S. Treasury Note Futures	Long	93	September 2018	9,300	11,926	93
10 Year U.S. Treasury Note Futures	Long	76	September 2018	7,600	9,134	86
30 Year Ultra U.S. Treasury Bond Futures	Short	141	September 2018	(14,100)	(22,498)	(204)
						$487

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)
USD5,763	MXN107,300	JPMorgan Chase	7/9/2018	$369
USD3,099	ZAR39,200	UBS AG	7/9/2018	245
USD20,347	JPY2,253,235	JPMorgan Chase	7/9/2018	(18)
JPY1,655,674	USD15,154	Goldman Sachs	7/9/2018	(190)
JPY2,444,831	USD22,377	Goldman Sachs	7/9/2018	(281)
USD18,116	MYR72,000	JPMorgan Chase	7/10/2018	297
USD7,430	PLN26,900	JPMorgan Chase	7/10/2018	248
USD16,626	EUR14,075	Citibank	7/10/2018	176
USD5,651	GBP4,200	Citibank	7/10/2018	105
USD10,112	CHF9,930	JPMorgan Chase	7/10/2018	76
JPY445,496	USD4,079	Citibank	7/10/2018	(52)
CHF9,929	USD10,112	JPMorgan Chase	7/10/2018	(76)
JPY1,483,519	USD13,545	Citibank	7/10/2018	(136)
MYR60,765	USD15,198	JPMorgan Chase	7/10/2018	(159)
EUR14,075	USD16,685	Bank of America, N.A.	7/10/2018	(236)
PLN26,900	USD7,463	JPMorgan Chase	7/10/2018	(280)
USD7,727	GBP5,900	Morgan Stanley	7/11/2018	(63)
USD15,400	GBP11,737	JPMorgan Chase	7/11/2018	(99)
GBP23,523	USD31,700	Bank of America, N.A.	7/11/2018	(638)
USD7,709	THB244,600	Bank of America, N.A.	7/12/2018	323
USD13,972	INR941,650	JPMorgan Chase	7/12/2018	250
USD1,723	INR116,000	JPMorgan Chase	7/12/2018	32
NOK37,200	USD4,621	Bank of America, N.A.	7/12/2018	(51)
GBP6,389	USD8,564	Citibank	7/12/2018	(127)
USD4,890	BRL17,500	Citibank	7/13/2018	382
USD9,306	ILS33,250	Bank of America, N.A.	7/16/2018	206
EUR4,605	USD5,442	Bank of America, N.A.	7/16/2018	(58)
EUR17,250	USD20,667	UBS AG	7/16/2018	(496)
JPY1,010,000	USD9,169	JPMorgan Chase	7/17/2018	(35)
JPY392,473	USD3,563	Citibank	7/18/2018	(14)
NOK31,115	DKK24,600	Citibank	7/18/2018	(38)
USD15,595	KRW16,837,700	Bank of America, N.A.	7/19/2018	480
USD5,759	COP16,479,481	JPMorgan Chase	7/19/2018	142
USD13,575	INR923,000	Citibank	7/19/2018	135
USD8,450	COP24,598,000	Bank of America, N.A.	7/19/2018	66
EUR5,423	USD6,310	Goldman Sachs	7/19/2018	33
USD7,565	MXN158,000	Bank of America, N.A.	7/19/2018	(365)
USD7,616	MYR30,500	JPMorgan Chase	7/20/2018	69
EUR10,653	GBP9,396	Citibank	7/20/2018	46
USD2,407	INR163,000	Goldman Sachs	7/20/2018	34
JPY615,168	EUR4,800	JPMorgan Chase	7/20/2018	(50)

American Funds Insurance Series     97

Global Bond Fund

Forward currency contracts (continued)

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)
GBP9,342	EUR10,652	JPMorgan Chase	7/20/2018	$(119)
USD30,622	PLN114,400	Bank of America, N.A.	7/23/2018	70
USD7,540	PLN28,100	Bank of America, N.A.	7/23/2018	36
JPY1,310,000	USD11,918	Citibank	7/23/2018	(67)
USD9,131	INR627,000	Bank of America, N.A.	7/24/2018	7
USD8,828	ILS31,900	Bank of America, N.A.	7/25/2018	92
EUR10,459	USD12,171	JPMorgan Chase	7/25/2018	68
USD23,290	JPY2,576,365	JPMorgan Chase	7/25/2018	(21)
JPY727,337	USD6,624	Bank of America, N.A.	7/25/2018	(43)
JPY2,576,365	USD23,464	Bank of America, N.A.	7/25/2018	(153)
USD13,460	CAD17,900	JPMorgan Chase	7/25/2018	(163)
EUR9,784	PLN42,600	Goldman Sachs	7/27/2018	72
JPY878,869	USD8,048	Morgan Stanley	7/27/2018	(94)
EUR24,418	USD28,398	Goldman Sachs	7/31/2018	186
EUR3,395	USD3,948	Goldman Sachs	7/31/2018	26
USD6,091	THB201,000	JPMorgan Chase	7/31/2018	19
USD9,614	AUD13,010	Morgan Stanley	7/31/2018	(15)
JPY646,098	USD5,865	Bank of New York Mellon	7/31/2018	(16)
USD8,655	EUR7,410	JPMorgan Chase	7/31/2018	(19)
JPY2,218,752	USD20,140	Bank of New York Mellon	7/31/2018	(55)
JPY3,592,753	USD32,612	Bank of New York Mellon	7/31/2018	(90)
USD7,567	INR504,900	Citibank	9/24/2018	275
USD5,348	BRL18,000	Citibank	11/29/2018	771
USD2,192	BRL7,400	Citibank	11/29/2018	310
USD5,778	BRL19,300	Citibank	3/11/2019	916
BRL19,300	USD5,077	JPMorgan Chase	3/11/2019	(216)
USD16,793	BRL56,500	JPMorgan Chase	3/15/2019	2,570
USD1,143	EUR900	JPMorgan Chase	3/15/2019	69
BRL27,600	USD7,227	JPMorgan Chase	3/15/2019	(279)
USD947	EUR745	Goldman Sachs	4/12/2019	56
USD110,652	JPY11,900,000	Citibank	5/20/2019	376
				$4,821

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
1.8935%	U.S. EFFR	9/26/2018	$335,900	$(22)	$—	$(22)
1.6505%	3-month USD-LIBOR	3/21/2019	85,000	(526)	—	(526)
1.4898%	6-month EURIBOR	11/24/2047	€2,150	22	—	22
1.5768%	6-month EURIBOR	3/6/2048	5,000	179	—	179
1.4658%	6-month EURIBOR	4/20/2048	3,000	10	—	10
					$—	$(337)

98     American Funds Insurance Series

Global Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $215,969,000, which represented 9.66% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,553,000, which represented .11% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols
AUD/A$ = Australian dollars
BRL = Brazilian reais
CAD/C$ = Canadian dollars
CHF = Swiss francs
COP = Colombian pesos
DKK/DKr = Danish kroner
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
GBP/£ = British pounds
ILS = Israeli shekels
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
PLN = Polish zloty
RON = Romanian leu
TBA = To-be-announced
THB = Thai baht
USD/$ = U.S. dollars
ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series     99

High-Income Bond Fund
Summary investment portfolio June 30, 2018	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 95.20%		(000)	(000)
Corporate bonds & notes 94.70%
Energy	Blackstone CQP Holdco LP 6.00% 2021[1,2]	$1,600	$1,604
18.98%	Blackstone CQP Holdco LP 6.50% 2021[1,2]	21,230	21,336
	Cheniere Energy Partners, LP 5.25% 2025[1]	2,200	2,151
	Chesapeake Energy Corp. 8.00% 2025	6,100	6,228
	Chesapeake Energy Corp. 4.88%–8.00% 2019–2027[1,3]	12,508	12,566
	CONSOL Energy Inc. 5.875% 2022	12,824	12,923
	NGL Energy Partners LP 6.875% 2021	7,010	7,124
	Southwestern Energy Co. 4.10% 2022	7,430	7,133
	Teekay Corp. 8.50% 2020	12,018	12,439
	Weatherford International PLC 6.75% 2040	7,755	6,185
	Weatherford International PLC 4.50%–9.88% 2021–2036[1]	13,820	12,518
	Other securities		162,603
			264,810

Health care	Centene Corp. 4.75% 2022	6,515	6,588
14.05%	Centene Corp. 4.75%–6.13% 2024–2026[1]	11,315	11,507
	Kinetic Concepts, Inc. 12.50% 2021[1]	6,463	7,174
	Molina Healthcare, Inc. 5.375% 2022	10,910	11,033
	Molina Healthcare, Inc. 4.875% 2025[1]	4,294	4,187
	Rotech Healthcare Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.325% 2023[3,4,5,6,7,8]	6,914	6,311
	Tenet Healthcare Corp. 6.00% 2020	6,565	6,770
	Tenet Healthcare Corp. 4.38%–8.13% 2020–2024[1]	18,652	18,581
	Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	7,585	7,154
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	12,705	11,752
	Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	6,985	7,273
	Valeant Pharmaceuticals International, Inc. 5.63%–9.00% 2021–2027[1]	10,580	10,842
	Valeant Pharmaceuticals International, Inc., Term Loan B,
	(3-month USD-LIBOR + 3.00%) 4.982% 2025[3,4,5]	1,675	1,672
	Other securities		85,213
			196,057

Consumer	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	8,450	8,323
discretionary	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2028[1]	17,150	16,323
12.90%	Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,700	12,672
	Meredith Corp. 6.875% 2026[1]	7,140	7,060
	Petsmart, Inc. 5.875% 2025[1]	15,140	11,696
	Petsmart, Inc. 7.13%–8.88% 2023–2025[1]	9,200	6,133
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	7,275	7,166
	Other securities		110,623
			179,996

Materials	Cleveland-Cliffs Inc. 4.875% 2024[1]	3,825	3,701
11.45%	Cleveland-Cliffs Inc. 5.75% 2025	15,000	14,269
	First Quantum Minerals Ltd. 7.50% 2025[1]	12,300	12,185
	First Quantum Minerals Ltd. 6.50%–7.25% 2021–2026[1]	16,195	16,048
	Freeport-McMoRan Inc. 3.55% 2022	7,415	7,063
	Platform Specialty Products Corp. 5.875% 2025[1]	6,535	6,396
	Ryerson Inc. 11.00% 2022[1]	6,336	6,985
	Other securities		93,138
			159,785

Industrials	Allison Transmission Holdings, Inc. 5.00% 2024[1]	6,265	6,179
9.08%	Associated Materials, LLC 9.00% 2024[1]	7,000	7,367
	Brand Energy 8.50% 2025[1]	6,305	6,407
	Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	13,373

100     American Funds Insurance Series

High-Income Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
	Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7,8]	$1,187	$1,270
	DAE Aviation Holdings, Inc. 10.00% 2023[1]	7,965	8,632
	Other securities		83,475
			126,703

Telecommunication	Frontier Communications Corp. 10.50% 2022	7,440	6,789
services	Frontier Communications Corp. 11.00% 2025	14,225	11,447
8.97%	Frontier Communications Corp. 8.50%–9.25% 2021–2026[1]	5,500	5,338
	Intelsat Jackson Holding Co. 7.25% 2020	5,775	5,775
	Intelsat Jackson Holding Co. 7.50% 2021	11,910	11,880
	Intelsat Jackson Holding Co. 5.50%–8.00% 2023–2024[1]	7,725	7,375
	Ligado Networks, Term Loan,
	(3-month USD-LIBOR + 8.75%) 10.78% 2020 (100% PIK)[3,4,5,6]	8,749	7,269
	Sprint Corp. 11.50% 2021	5,880	6,968
	Sprint Corp. 6.88%–8.75% 2021–2032	12,970	13,140
	Ziggo Bond Finance BV 5.50% 2027[1]	6,950	6,509
	Other securities		42,589
			125,079

Information	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.557% 2025[3,4,5]	6,750	6,524
technology	Camelot Finance SA 7.875% 2024[1]	7,530	7,568
7.41%	Gogo Inc. 12.50% 2022[1]	12,850	13,749
	Infor Software 7.125% 2021[1,6]	7,960	8,010
	Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.608% 2024[3,4,5]	7,870	8,155
	Unisys Corp. 10.75% 2022[1]	6,400	7,200
	Other securities		52,179
			103,385

Financials	Other securities		54,662
3.92%

Utilities	Other securities		40,819
2.93%

Consumer staples	B&G Foods, Inc. 5.25% 2025	7,158	6,764
2.75%	Other securities		31,563
			38,327

Real estate	Iron Mountain Inc. 5.75% 2024	7,650	7,554
2.26%	Other securities		23,988
			31,542
	Total corporate bonds & notes		1,321,165

Other bonds & notes 0.50%
	Other securities		6,917
	Total bonds, notes & other debt instruments (cost: $1,345,692,000)		1,328,082

Convertible bonds 0.55%
Energy	Chesapeake Energy Corp., convertible notes, 5.50% 2026[1]	600	611
0.10%	Other securities		715
			1,326

American Funds Insurance Series     101

High-Income Bond Fund

		Principal amount	Value
Convertible bonds (continued)		(000)	(000)
Telecommunication	Intelsat SA, convertible notes, 4.50% 2025[1]	$550	$676
services
0.05%

Other	Other securities		2,422
0.17%

Miscellaneous	Other convertible bonds in initial period of acquisition		3,203
0.23%	Total convertible bonds (cost: $7,329,000)		7,627

Convertible stocks 0.56%		Shares
Industrials	Associated Materials, LLC, 14.00% convertible preferred 2020[7,8]	4,850	5,892
0.42%

Health care	Other securities		818
0.06%

Telecommunication	Frontier Communications Corp., Series A, 11.125% convertible preferred 2018	10,000	99
services
0.01%

Miscellaneous	Other convertible stocks in initial period of acquisition		974
0.07%	Total convertible stocks (cost: $7,154,000)		7,783

Common stocks 1.09%
Information	Corporate Risk Holdings I, Inc.[2,7,8,9]	218,504	6,693
technology	Other securities		—
0.48%			6,693

Other	Other securities		7,645
0.55%

Miscellaneous	Other common stocks in initial period of acquisition		896
0.06%	Total common stocks (cost: $21,440,000)		15,234

Rights & warrants 0.03%
Energy	Other securities		354
0.03%	Total rights & warrants (cost: $51,000)		354

102     American Funds Insurance Series

High-Income Bond Fund

	Principal amount	Value
Short-term securities 3.17%	(000)	(000)
Federal Home Loan Bank 1.84% due 7/20/2018	$10,000	$9,991
Honeywell International Inc. 1.95% due 7/25/2018[1]	6,400	6,391
Société Générale 1.79% due 7/2/2018[1]	27,900	27,896
Total short-term securities (cost: $44,281,000)		44,278

Total investment securities 100.60% (cost: $1,425,947,000)		1,403,358
Other assets less liabilities (0.60)%		(8,340)
Net assets 100.00%		$1,395,018

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes a security which was pledged as collateral. The total value of pledged collateral was $4,276,000, which represented less than .01% of the net assets of the fund.

Futures contracts

								Unrealized
				Notional		Value at		depreciation
		Number of		amount	[10]	6/30/2018	[11]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
10 Year U.S. Treasury Note Futures	Short	159	September 2018	$(15,900)		$(19,110)		$(75)

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.772%	2/28/2025	$14,500	$105	$—	$105
3-month USD-LIBOR	2.0745%	11/21/2026	18,600	1,165	—	1,165
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	527	—	527
2.2865%	3-month USD-LIBOR	10/2/2027	10,100	(523)	—	(523)
3-month USD-LIBOR	2.6475%	1/25/2028	5,000	115	—	115
					$—	$1,389

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Unrealized
				Value at	Upfront	appreciation
	Pay/	Expiration	Notional	6/30/2018	payments	at 6/30/2018
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$62,650	$(3,846)	$(4,557)	$711
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	22,110	(1,270)	(1,660)	390
					$(6,217)	$1,101

American Funds Insurance Series     103

High-Income Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $778,268,000, which represented 55.79% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[3]	Coupon rate may change periodically.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $98,836,000, which represented 7.08% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $32,911,000, which represented 2.36% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Security did not produce income during the last 12 months.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017—2/5/2018	$21,235	$21,336	1.53%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	1,600	1,604.11
Corporate Risk Holdings I, Inc.	8/31/2015	2,428	6,693.48
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Other securities	12/13/2012—11/15/2016	4,633	1,475.11
Total private placement securities		$29,896	$31,108	2.23%

Key to abbreviations and symbol
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars

See Notes to Financial Statements

104     American Funds Insurance Series

Mortgage Fund
Summary investment portfolio June 30, 2018	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 95.27%		(000)	(000)
Mortgage-backed obligations 72.60%
Federal agency	Fannie Mae 4.00% 2047[1]	$7,529	$7,694
mortgage-backed	Fannie Mae 4.00% 2047[1]	4,797	4,897
obligations	Fannie Mae 4.00% 2048[1,2]	10,113	10,296
70.16%	Fannie Mae 4.00% 2048[1,2]	4,296	4,380
	Fannie Mae 4.00% 2048[1,2]	2,841	2,890
	Fannie Mae 4.50% 2048[1]	14,986	15,643
	Fannie Mae 4.50% 2048[1]	7,966	8,348
	Fannie Mae 4.50% 2048[1]	4,973	5,210
	Fannie Mae 4.00%–5.00% 2036–2048[1]	2,963	3,088
	Freddie Mac 4.00% 2036[1]	5,574	5,746
	Freddie Mac 4.00% 2048[1,2]	12,500	12,719
	Freddie Mac 4.00% 2048[1,2]	6,354	6,474
	Freddie Mac 4.50% 2048[1,2]	16,418	17,058
	Freddie Mac 4.50% 2048[1,2]	4,282	4,456
	Freddie Mac 2.60%–5.00% 2020–2036[1]	5,336	5,456
	Freddie Mac Pool #760014 2.978% 2045[1,3]	2,555	2,556
	Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2046[1]	4,722	4,770
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[1,3]	12,818	12,496
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	11,539	11,334
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,866	7,733
	Government National Mortgage Assn. 5.50% 2040[1]	2,037	2,222
	Government National Mortgage Assn. 4.00% 2048[1,2]	5,190	5,319
	Government National Mortgage Assn. 4.00% 2048[1,2]	4,010	4,103
	Government National Mortgage Assn. 4.50% 2048[1,2]	33,082	34,391
	Government National Mortgage Assn. 4.50% 2048[1,2]	4,868	5,052
	Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1]	23,415	23,928
	Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,357	4,302
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	558	566
	Other securities		4,653
			237,780

Collateralized	Other securities		8,177
mortgage-backed
(privately
originated)
2.41%

Commercial	Other securities		84
mortgage-backed	Total mortgage-backed obligations		246,041
securities
0.03%

U.S. Treasury bonds & notes 10.08%
U.S. Treasury	U.S. Treasury 1.875% 2022[4]	7,800	7,538
6.97%	U.S. Treasury 2.00% 2022	3,300	3,203
	U.S. Treasury 2.75% 2023	3,500	3,503
	U.S. Treasury 2.50% 2024	2,500	2,460
	U.S. Treasury 3.00% 2048[4]	5,000	5,006
	U.S. Treasury 1.50%–2.75% 2020–2023	1,968	1,930
			23,640

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 2028[5]	4,093	3,401
inflation-protected	U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	126	159
securities	U.S. Treasury Inflation-Protected Security 0.75% 2042[4,5]	7,134	6,966
3.11%			10,526
	Total U.S. Treasury bonds & notes		34,166

American Funds Insurance Series     105

Mortgage Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Asset-backed obligations 6.29%
	Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[1,6]	$2,413	$2,412
	SLM Private Credit Student Loan Trust, Series 2010-1, Class A,
	(1-month USD-LIBOR + 0.40%) 2.491% 2025[1,3]	2,851	2,813
	Other securities		16,099
			21,324

Federal agency bonds & notes 6.26%
	Fannie Mae 1.88%–2.00% 2022	8,800	8,565
	Federal Home Loan Bank 1.38%–1.88% 2021	13,000	12,638
			21,203

Corporate bonds & notes 0.04%
Financials	Other securities		134
0.04%	Total bonds, notes & other debt instruments (cost: $324,480,000)		322,868

Short-term securities 36.05%
	Chariot Funding, LLC 2.05% due 8/3/2018[6]	9,000	8,982
	Chevron Corp. 1.92% due 7/23/2018[6]	8,300	8,289
	Coca-Cola Co. 2.04% due 8/13/2018[6]	7,900	7,880
	ExxonMobil Corp. 1.97% due 8/8/2018	10,000	9,978
	Federal Farm Credit Banks 1.82%–2.06% due 7/16/2018–11/27/2018	23,000	22,882
	Federal Home Loan Bank 1.90% due 8/22/2018	6,000	5,985
	Freddie Mac 1.78% due 7/18/2018	5,000	4,996
	Honeywell International Inc. 1.88% due 7/11/2018[6]	10,000	9,994
	Intel Corp. 2.00% due 9/6/2018[6]	9,000	8,965
	John Deere Bank SA 2.00% due 8/1/2018[6]	6,400	6,388
	Paccar Financial Corp. 1.96% due 7/23/2018	9,000	8,988
	PepsiCo Inc. 1.84% due 8/7/2018[6]	10,000	9,978
	Société Générale 1.79% due 7/2/2018[6]	6,900	6,899
	Other securities		1,991
	Total short-term securities (cost: $122,206,000)		122,195

	Total investment securities 131.32% (cost: $446,686,000)		445,063
	Other assets less liabilities (31.32)%		(106,155)
	Net assets 100.00%		$338,908

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. "Other securities" includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,765,000, which represented .52% of the net assets of the fund.

106     American Funds Insurance Series

Mortgage Fund

Futures contracts
								Unrealized
				Notional		Value at		appreciation
		Number of		amount	[7]	6/30/2018	[8]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
5 Year U.S. Treasury Note Futures	Long	1,134	October 2018	$113,400		$128,842		$667
10 Year Ultra U.S. Treasury Note Futures	Long	107	September 2018	10,700		13,721		111
20 Year U.S. Treasury Bond Futures	Long	48	September 2018	4,800		6,960		18
30 Year Ultra U.S. Treasury Bond Futures	Long	5	September 2018	500		798		2
								$798

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
1.8935%	U.S. EFFR	9/26/2018	$71,000	$(5)	$—	$(5)
1.865%	U.S. EFFR	9/26/2018	65,100	(7)	—	(7)
2.088%	U.S. EFFR	2/6/2020	21,000	(72)	—	(72)
2.0115%	U.S. EFFR	2/8/2020	25,000	(119)	—	(119)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	587	—	587
3-month USD-LIBOR	1.225%	9/22/2021	11,500	585	—	585
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	725	—	725
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	(815)	—	(815)
2.012%	3-month USD-LIBOR	10/4/2022	9,000	(313)	—	(313)
2.00%	3-month USD-LIBOR	10/5/2022	41,500	(1,464)	—	(1,464)
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	(126)	—	(126)
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	911	—	911
3-month USD-LIBOR	2.24%	12/5/2026	10,500	529	—	529
3-month USD-LIBOR	2.27%	12/5/2026	8,500	409	—	409
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(50)	—	(50)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(112)	—	(112)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(163)	—	(163)
U.S. EFFR	2.145%	11/9/2047	2,200	145	—	145
U.S. EFFR	2.153%	11/10/2047	2,200	141	—	141
U.S. EFFR	2.155%	11/10/2047	1,280	82	—	82
U.S. EFFR	2.17%	11/13/2047	2,320	141	—	141
U.S. EFFR	2.5635%	2/12/2048	4,528	(97)	—	(97)
2.98%	3-month USD-LIBOR	3/15/2048	300	3	—	3
2.9625%	3-month USD-LIBOR	3/15/2048	300	2	—	2
U.S. EFFR	2.4615%	3/15/2048	300	— [9]	—	— [9]
U.S. EFFR	2.485%	3/15/2048	300	(1)	—	(1)
U.S. EFFR	2.425%	3/16/2048	600	5	—	5
2.917%	3-month USD-LIBOR	3/16/2048	600	(2)	—	(2)
					$—	$919

American Funds Insurance Series     107

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,550,000, which represented 1.64% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $90,987,000, which represented 26.85% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See Notes to Financial Statements

108     American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2018	unaudited

	Principal amount	Value
Short-term securities 99.94%	(000)	(000)
Commercial paper 84.63%
American Honda Finance Corp. 2.15% due 7/24/2018	$8,650	$8,638
Caisse d’Amortissement de la Dette Sociale 1.99% due 7/9/2018	10,000	9,995
Chevron Corp. 2.06% due 9/12/2018[1]	10,000	9,957
Emerson Electric Co. 1.92% due 7/10/2018[1]	7,990	7,985
Essilor International 1.98% due 7/16/2018[1]	10,000	9,991
Fairway Finance Corp. 2.00% due 7/16/2018[1]	6,500	6,494
General Dynamics Corp. 2.03% due 7/17/2018[1]	10,000	9,990
Hydro-Québec 2.02% due 8/2/2018[1]	10,000	9,981
John Deere Canada ULC 1.97% due 7/17/2018[1]	9,100	9,091
KfW 2.12% due 9/24/2018[1]	10,000	9,950
Kimberly-Clark Corp. 1.95% due 7/11/2018[1]	8,000	7,995
Mitsubishi UFJ Trust and Banking Corp. 2.05% due 7/6/2018[1]	9,300	9,297
Mizuho Bank, Ltd. 2.04% due 8/13/2018[1]	10,000	9,974
National Australia Bank Ltd. 1.95% due 7/2/2018[1]	11,000	10,998
National Rural Utilities Cooperative Finance Corp. 1.98% due 7/17/2018	8,800	8,791
Nestlé Capital Corp. 2.08% due 9/4/2018[1]	10,000	9,962
Old Line Funding, LLC 2.05% due 8/6/2018[1]	4,800	4,790
Pfizer Inc. 2.02% due 8/21/2018[1]	10,000	9,970
Province of Ontario 1.91% due 7/5/2018	9,300	9,297
Prudential Funding, LLC 1.90% due 7/6/2018	10,000	9,996
Simon Property Group, L.P. 2.08% due 8/20/2018[1]	11,150	11,117
Société Générale 1.79% due 7/2/2018[1]	12,000	11,998
Starbird Funding Corp. 1.96% due 7/6/2018[1]	5,000	4,998
Sumitomo Mitsui Banking Corp. 2.00% due 7/23/2018[1]	11,000	10,986
Swedbank AB 2.23% due 9/27/2018	6,800	6,763
Toyota Industries Commercial Finance, Inc. 2.10% due 8/17/2018[1]	8,000	7,978
United Overseas Bank Ltd. 2.00% due 7/10/2018[1]	10,000	9,994
		246,976

Federal agency discount notes 11.20%
Federal Home Loan Bank 1.85%–1.89% due 7/20/2018–8/6/2018	32,000	31,957
Freddie Mac 1.83% due 8/6/2018	715	714
		32,671

U.S. Treasury bonds & notes 4.11%
U.S. Treasury Bill 1.60% due 7/19/2018	12,000	11,990
Total short-term securities (cost: $291,655,000)		291,637

Total investment securities 99.94% (cost: $291,655,000)		291,637
Other assets less liabilities 0.06%		178
Net assets 100.00%		$291,815

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $193,496,000, which represented 66.31% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series     109

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2018	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 99.10%		(000)	(000)
U.S. Treasury bonds & notes 50.17%
U.S. Treasury	U.S. Treasury 2.50% 2020	$50,000	$49,973
43.02%	U.S. Treasury 1.125% 2021	31,950	30,481
	U.S. Treasury 1.75% 2021[1]	33,540	32,544
	U.S. Treasury 2.00% 2021	46,300	45,268
	U.S. Treasury 2.00% 2021	26,500	26,038
	U.S. Treasury 1.75% 2022	174,300	168,177
	U.S. Treasury 1.875% 2022	63,000	61,122
	U.S. Treasury 2.00% 2022	69,500	67,464
	U.S. Treasury 2.00% 2022	43,510	42,222
	U.S. Treasury 1.50% 2023	26,020	24,625
	U.S. Treasury 1.625% 2023	38,150	36,210
	U.S. Treasury 2.125% 2023[1]	64,095	62,028
	U.S. Treasury 2.625% 2023	63,000	62,728
	U.S. Treasury 2.75% 2023	99,300	99,387
	U.S. Treasury 2.75% 2023	52,956	52,987
	U.S. Treasury 2.125% 2024	55,975	53,790
	U.S. Treasury 2.50% 2024	44,000	43,296
	U.S. Treasury 2.75% 2025	38,000	37,850
	U.S. Treasury 2.875% 2025	25,000	25,084
	U.S. Treasury 2.75% 2028	27,461	27,199
	U.S. Treasury 2.75% 2047[1]	43,501	41,423
	U.S. Treasury 1.50%–6.25% 2019–2048	210,954	207,086
			1,296,982

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	57,386	47,688
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	46,441	51,833
securities	U.S. Treasury Inflation-Protected Security 1.00% 2048[2]	31,748	26,386
7.15%	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2047[2]	91,391	89,863
			215,770
	Total U.S. Treasury bonds & notes		1,512,752

Mortgage-backed obligations 28.50%
Federal agency	Fannie Mae 3.00% 2036[3]	27,950	27,543
mortgage-backed	Fannie Mae 4.00% 2047[3]	32,646	33,360
obligations	Fannie Mae 4.50% 2048[3,4]	95,470	99,239
28.50%	Fannie Mae 4.50% 2048[3,4]	67,539	70,099
	Fannie Mae 4.50% 2048[3]	43,815	45,915
	Fannie Mae 0%–9.22% 2022–2048[3,4,5]	129,020	132,015
	Freddie Mac 4.50% 2048[3,4]	36,248	37,659
	Freddie Mac 0%–5.50% 2020–2048[3,4,5]	75,257	75,767
	Freddie Mac, Series K010, Class A1, Multi Family, 3.32% 2020[3]	107	107
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	44,020	43,237
	Government National Mortgage Assn. 3.50% 2048[3,4]	25,000	25,090
	Government National Mortgage Assn. 4.00% 2048[3,4]	33,367	34,143
	Government National Mortgage Assn. 4.50% 2048[3,4]	60,719	63,017
	Government National Mortgage Assn. 4.50% 2048[3,4]	31,081	32,310
	Government National Mortgage Assn. 2.74%–6.64% 2034–2065[3,4,5]	61,832	64,125
	Other securities		75,485
			859,111

Federal agency bonds & notes 20.43%
	Fannie Mae 1.25%–7.13% 2019–2030	31,400	32,266
	Federal Home Loan Bank 1.75%–5.50% 2018–2036	91,315	91,736
	Freddie Mac 2.38%–3.75% 2019–2021	112,750	112,154
	Tennessee Valley Authority 2.88%–5.88% 2021–2060	47,305	49,028
	U.S. Department of Housing and Urban Development 1.33%–3.70% 2018–2034	83,632	83,208

110     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)
United States Agency for International Development, Jordan (Kingdom of)
1.95%–3.00% 2019–2025	$194,000	$193,737
United States Agency for International Development, Morocco (Kingdom of)
7.55% 2026[3]	3,477	3,997
United States Agency for International Development, Iraq (State of), 2.149% 2022	6,670	6,475
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,878
United States Agency for International Development, Ukraine 1.47%–1.84% 2019–2021	5,855	5,663
Other securities		34,757
		615,899
Total bonds, notes & other debt instruments (cost: $3,019,008,000)		2,987,762

Short-term securities 16.56%
Chariot Funding, LLC 2.25% due 8/31/2018[6]	25,000	24,905
CHARTA, LLC 2.27% due 9/28/2018[6]	30,000	29,827
Chevron Corp. 1.98%–2.01% due 8/23/2018–9/10/2018[6]	50,000	49,809
Coca-Cola Co. 2.23% due 10/5/2018[6]	50,000	49,704
Eli Lilly and Co. 1.91% due 7/9/2018[6]	30,000	29,984
Intel Corp. 1.94% due 7/23/2018[6]	41,300	41,246
PepsiCo Inc. 1.96% due 8/6/2018[6]	60,000	59,873
Pfizer Inc. 2.03% due 9/10/2018[6]	50,000	49,787
Société Générale 1.79% due 7/2/2018[6]	37,100	37,094
Other securities		127,082
Total short-term securities (cost: $499,371,000)		499,311

Total investment securities 115.66% (cost: $3,518,379,000)		3,487,073
Other assets less liabilities (15.66)%		(472,050)
Net assets 100.00%		$3,015,023

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

								Unrealized
								(depreciation)
				Notional		Value at		appreciation
		Number of		amount	[7]	6/30/2018	[8]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
90 Day Euro Dollar Futures	Long	1	December 2018	$250		$243		$ —[9]
2 Year U.S. Treasury Note Futures	Long	1,895	October 2018	379,000		401,414		(233)
5 Year U.S. Treasury Note Futures	Long	13,644	October 2018	1,364,400		1,550,193		7,833
10 Year U.S. Treasury Note Futures	Long	3,146	September 2018	314,600		378,110		2,093
10 Year Ultra U.S. Treasury Note Futures	Long	312	September 2018	31,200		40,009		361
20 Year U.S. Treasury Bond Futures	Long	97	September 2018	9,700		14,065		35
30 Year Ultra U.S. Treasury Bond Futures	Short	159	September 2018	(15,900)		(25,370)		17
								$10,106

American Funds Insurance Series     111

U.S. Government/AAA-Rated Securities Fund

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
1.9475%	U.S. EFFR	9/26/2018	$3,090,000	$54	$—	$54
1.882%	U.S. EFFR	9/26/2018	142,200	(12)	—	(12)
1.8975%	U.S. EFFR	9/26/2018	374,000	(22)	—	(22)
1.8935%	U.S. EFFR	9/26/2018	398,000	(26)	—	(26)
1.865%	U.S. EFFR	9/26/2018	364,900	(40)	—	(40)
U.S. EFFR	2.385%	5/1/2019	2,143,040	(120)	—	(120)
1.37%	U.S. EFFR	6/14/2019	60,500	(474)	—	(474)
1.362%	U.S. EFFR	6/21/2019	60,500	(492)	—	(492)
1.351%	U.S. EFFR	6/28/2019	60,500	(511)	—	(511)
2.32475%	3-month USD-LIBOR	2/9/2020	490,000	(3,245)	—	(3,245)
3-month USD-LIBOR	2.3774%	2/13/2020	390,000	2,270	—	2,270
1.997%	U.S. EFFR	2/13/2020	60,900	(308)	—	(308)
1.989%	U.S. EFFR	2/13/2020	61,000	(316)	—	(316)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	(2,231)	—	(2,231)
U.S. EFFR	2.19%	3/29/2020	135,300	383	—	383
2.5935%	3-month USD-LIBOR	3/29/2020	136,200	(377)	—	(377)
2.577%	3-month USD-LIBOR	3/29/2020	135,300	(413)	—	(413)
U.S. EFFR	2.174%	4/4/2020	71,520	230	—	230
2.5725%	3-month USD-LIBOR	4/4/2020	71,516	(235)	—	(235)
U.S. EFFR	2.19%	4/6/2020	47,300	139	—	139
3-month USD-LIBOR	2.761%	4/27/2020	100,000	18	—	18
U.S. EFFR	2.4195%	6/14/2020	121,000	(36)	—	(36)
1.8005%	3-month USD-LIBOR	9/28/2020	48,000	(1,062)	—	(1,062)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	3,065	—	3,065
3-month USD-LIBOR	1.225%	9/22/2021	60,000	3,051	—	3,051
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	254	—	254
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	1,560	—	1,560
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	1,203	—	1,203
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	2,545	—	2,545
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	2,351	—	2,351
3-month USD-LIBOR	1.948%	7/28/2022	20,000	714	—	714
2.80%	3-month USD-LIBOR	9/2/2022	280,000	(767)	—	(767)
2.75%	3-month USD-LIBOR	9/2/2022	280,000	(1,024)	—	(1,024)
2.009%	3-month USD-LIBOR	10/4/2022	50,000	(1,744)	—	(1,744)
2.08934%	3-month USD-LIBOR	11/17/2022	40,700	(1,324)	—	(1,324)
2.2025%	3-month USD-LIBOR	12/4/2022	20,000	(563)	—	(563)
3-month USD-LIBOR	2.2455%	12/21/2022	25,000	666	—	666
2.27403%	3-month USD-LIBOR	12/29/2022	60,000	(1,529)	—	(1,529)
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	452	—	452
2.7435%	3-month USD-LIBOR	2/16/2023	41,000	(246)	—	(246)
3-month USD-LIBOR	2.8655%	4/23/2023	55,000	37	—	37
2.5815%	U.S. EFFR	5/25/2023	80,000	295	—	295
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	1,204	—	1,204
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	590	—	590
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	4,231	—	4,231
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	2,848	—	2,848
3-month USD-LIBOR	2.4595%	1/12/2025	26,400	684	—	684
3-month USD-LIBOR	2.588%	1/26/2025	15,600	286	—	286
2.8775%	3-month USD-LIBOR	3/23/2025	29,800	(24)	—	(24)
2.905%	3-month USD-LIBOR	6/21/2025	38,425	29	—	29
3-month USD-LIBOR	1.798%	2/2/2026	35,000	2,652	—	2,652
3-month USD-LIBOR	2.24%	12/5/2026	55,100	2,776	—	2,776
3-month USD-LIBOR	2.27%	12/5/2026	44,900	2,160	—	2,160
2.579%	3-month USD-LIBOR	3/14/2027	53,000	(1,360)	—	(1,360)
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(1,890)	—	(1,890)
3-month USD-LIBOR	2.31934%	11/17/2027	21,200	1,054	—	1,054

112     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.31613%	11/17/2027	$19,800	$990	$—	$990
2.925%	3-month USD-LIBOR	2/1/2028	12,800	(20)	—	(20)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	(35)	—	(35)
2.908%	3-month USD-LIBOR	2/1/2028	16,000	(36)	—	(36)
2.92%	3-month USD-LIBOR	2/2/2028	12,200	(22)	—	(22)
U.S. EFFR	2.5065%	3/22/2028	8,700	12	—	12
U.S. EFFR	2.535%	3/23/2028	6,700	(7)	—	(7)
U.S. EFFR	2.471%	3/27/2028	8,100	36	—	36
U.S. EFFR	2.4575%	3/29/2028	9,638	55	—	55
U.S. EFFR	2.424%	3/30/2028	8,160	70	—	70
U.S. EFFR	2.412%	4/5/2028	3,702	36	—	36
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	47	—	47
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(127)	—	(127)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	31	—	31
3-month USD-LIBOR	2.963%	2/1/2038	9,800	31	—	31
3-month USD-LIBOR	2.986%	2/1/2038	7,800	12	—	12
3-month USD-LIBOR	2.967%	2/2/2038	7,600	22	—	22
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(752)	—	(752)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(803)	—	(803)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(897)	—	(897)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	548	—	548
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	923	—	923
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	172	—	172
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	1,079	—	1,079
U.S. EFFR	2.166%	10/23/2047	10,000	615	—	615
U.S. EFFR	2.145%	11/9/2047	15,400	1,015	—	1,015
U.S. EFFR	2.153%	11/10/2047	15,300	983	—	983
U.S. EFFR	2.155%	11/10/2047	8,640	551	—	551
U.S. EFFR	2.17%	11/13/2047	15,660	951	—	951
2.964%	3-month USD-LIBOR	2/12/2048	9,100	61	—	61
U.S. EFFR	2.5635%	2/12/2048	33,204	(708)	—	(708)
3-month USD-LIBOR	2.96%	2/15/2048	4,600	(27)	—	(27)
3-month USD-LIBOR	2.9825%	2/20/2048	9,000	(96)	—	(96)
2.98%	3-month USD-LIBOR	3/15/2048	2,000	21	—	21
2.9625%	3-month USD-LIBOR	3/15/2048	2,000	13	—	13
U.S. EFFR	2.4615%	3/15/2048	2,000	— [9]	—	— [9]
U.S. EFFR	2.485%	3/15/2048	2,000	(10)	—	(10)
U.S. EFFR	2.425%	3/16/2048	4,100	32	—	32
2.917%	3-month USD-LIBOR	3/16/2048	4,100	(12)	—	(12)
U.S. EFFR	2.505%	3/22/2048	4,300	(38)	—	(38)
U.S. EFFR	2.51375%	3/22/2048	4,700	(51)	—	(51)
3-month USD-LIBOR	3.006%	3/23/2048	11,074	(174)	—	(174)
3-month USD-LIBOR	2.848%	4/3/2048	14,000	241	—	241
3-month USD-LIBOR	2.8245%	4/4/2048	11,300	250	—	250
3-month USD-LIBOR	3.016%	5/9/2048	4,026	(72)	—	(72)
3-month USD-LIBOR	3.003%	5/9/2048	6,000	(91)	—	(91)
3.06%	3-month USD-LIBOR	5/11/2048	3,400	92	—	92
3.04%	3-month USD-LIBOR	5/14/2048	3,526	81	—	81
3.029%	3-month USD-LIBOR	5/14/2048	3,100	64	—	64
U.S. EFFR	2.625%	5/25/2048	18,000	(616)	—	(616)
U.S. EFFR	2.445%	6/4/2048	6,700	25	—	25
U.S. EFFR	2.471%	6/29/2048	9,008	(16)	—	(16)
					$—	$21,859

American Funds Insurance Series       113

U.S. Government/AAA-Rated Securities Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $64,163,000, which represented 2.13% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $449,461,000, which represented 14.91% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See Notes to Financial Statements

114     American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2018	unaudited

		Value
Growth funds 80.38%	Shares	(000)
American Funds Insurance Series – Growth Fund, Class 1	3,351,155	$259,279
Total growth funds (cost: $233,384,000)		259,279

Fixed income funds 15.27%
American Funds Insurance Series – Bond Fund, Class 1	4,658,402	49,239
Total fixed income funds (cost: $50,664,000)		49,239

Short-term securities 4.40%
Government Cash Management Fund	14,206,955	14,207
Total short-term securities (cost: $14,207,000)		14,207

Total investment securities 100.05% (cost: $298,255,000)		322,725
Other assets less liabilities (0.05)%		(162)
Net assets 100.00%		$322,563

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[1]	6/30/2018[2]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	150	September 2018	$15,000	$17,043	$76

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	gain (loss)	depreciation	income	6/30/2018
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth funds 80.38%
American Funds Insurance Series –
Growth Fund, Class 1	2,960,791	522,087	131,723	3,351,155	$1,773	$(3,761)	$368	$259,279
Fixed income funds 15.27%
American Funds Insurance Series –
Bond Fund, Class 1	4,022,202	1,034,742	398,542	4,658,402	(134)	(923)	207	49,239
Total 95.65%					$1,639	$(4,684)	$575	$308,518

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series     115

Managed Risk International Fund
Investment portfolio June 30, 2018	unaudited

		Value
Growth funds 80.64%	Shares	(000)
American Funds Insurance Series – International Fund, Class 1	6,052,381	$125,103
Total growth funds (cost: $112,444,000)		125,103

Fixed income funds 14.98%
American Funds Insurance Series – Bond Fund, Class 1	2,198,449	23,237
Total fixed income funds (cost: $23,947,000)		23,237

Short-term securities 4.45%
Government Cash Management Fund	689,518	6,896
Total short-term securities (cost: $6,896,000)		6,896

Total investment securities 100.07% (cost: $143,287,000)		155,236
Other assets less liabilities (0.07)%		(109)
Net assets 100.00%		$155,127

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[1]	6/30/2018[2]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	74	September 2018	$7,400	$8,408	$38

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	gain (loss)	depreciation	income	6/30/2018
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth funds 80.64%
American Funds Insurance Series –
International Fund, Class 1	5,479,657	828,398	255,674	6,052,381	$376	$(6,615)	$287	$125,103
Fixed income funds 14.98%
American Funds Insurance Series –
Bond Fund, Class 1	2,063,150	412,750	277,451	2,198,449	(98)	(452)	102	23,237
Total 95.62%					$278	$(7,067)	$389	$148,340

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

116     American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund
Investment portfolio June 30, 2018	unaudited

		Value
Growth-and-income funds 80.26%	Shares	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	20,377,436	$282,024
Total growth-and-income funds (cost: $274,887,000)		282,024

Fixed income funds 15.01%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,429,371	52,754
Total fixed income funds (cost: $54,041,000)		52,754

Short-term securities 4.78%
Government Cash Management Fund	16,809,408	16,809
Total short-term securities (cost: $16,809,000)		16,809

Total investment securities 100.05% (cost: $345,737,000)		351,587
Other assets less liabilities (0.05)%		(188)
Net assets 100.00%		$351,399

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[1]	6/30/2018[2]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	168	September 2018	$16,800	$19,088	$85

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	gain (loss)	depreciation	income	6/30/2018
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth-and-income funds 80.26%
American Funds Insurance Series –
Blue Chip Income and Growth Fund, Class 1	19,699,331	2,006,662	1,328,557	20,377,436	$3,053	$(24,163)	$1,201	$282,024
Fixed income funds 15.01%
American Funds Insurance Series –
U.S. Government/AAA-Rated Securities
Fund, Class 1	4,530,491	313,891	415,011	4,429,371	(149)	(619)	175	52,754
Total 95.27%					$2,904	$(24,782)	$1,376	$334,778

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series     117

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2018	unaudited

		Value
Growth-and-income funds 81.58%	Shares	(000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,723,850	$185,671
Total growth-and-income funds (cost: $172,960,000)		185,671

Fixed income funds 15.31%
American Funds Insurance Series – Bond Fund, Class 1	3,296,207	34,841
Total fixed income funds (cost: $35,853,000)		34,841

Short-term securities 3.18%
Government Cash Management Fund	7,224,073	7,224
Total short-term securities (cost: $7,224,000)		7,224

Total investment securities 100.07% (cost: $216,037,000)		227,736
Other assets less liabilities (0.07)%		(155)
Net assets 100.00%		$227,581

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[1]	6/30/2018[2]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	70	September 2018	$7,000	$7,953	$36

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	loss	depreciation	income	6/30/2018
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth-and-income funds 81.58%
American Funds Insurance Series –
Growth-Income Fund, Class 1	3,331,787	486,437	94,374	3,723,850	$(152)	$(1,448)	$491	$185,671
Fixed income funds 15.31%
American Funds Insurance Series –
Bond Fund, Class 1	2,916,097	744,555	364,445	3,296,207	(127)	(643)	147	34,841
Total 96.89%					$(279)	$(2,091)	$638	$220,512

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

118     American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2018	unaudited

		Value
Asset allocation funds 96.49%	Shares	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	188,290,272	$4,308,081
Total asset allocation funds (cost: $4,129,979,000)		4,308,081

Short-term securities 3.61%
Government Cash Management Fund	161,351,550	161,352
Total short-term securities (cost: $161,352,000)		161,352

Total investment securities 100.10% (cost: $4,291,331,000)		4,469,433
Other assets less liabilities (0.10)%		(4,589)
Net assets 100.00%		$4,464,844

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[1]	6/30/2018[2]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	1,599	September 2018	$159,900	$181,674	$810

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2018, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliate at
	Beginning			Ending	gain	depreciation	income	6/30/2018
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Asset allocation funds 96.49%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	178,833,494	11,775,274	2,318,496	188,290,272	$7,542	$(160,545)	$15,338	$4,308,081

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series     119

Financial statements
Statements of assets and liabilities at June 30, 2018

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,256,704	$4,254,330	$25,794,041	$9,849,487	$3,381,973
Affiliated issuers	—	39,287	—	—	—
Cash	1,133	258	116	58	289
Cash denominated in currencies other than U.S. dollars	2,781	273	1,777	4,095	1,374
Unrealized appreciation on open forward currency contracts	35	502	—	662	600
Receivables for:
Sales of investments	9,928	11,559	64,385	4,855	21,777
Sales of fund’s shares	8,940	2,146	6,214	9,876	3,986
Dividends and interest	15,984	4,924	23,533	23,294	11,437
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Other	132	64	—	—	1,055
	6,295,637	4,313,343	25,890,066	9,892,327	3,422,491
Liabilities:
Unrealized depreciation on open forward currency contracts	3	74	—	—	1
Payables for:
Purchases of investments	6,506	8,867	18,563	42,621	—
Repurchases of fund’s shares	3,285	3,148	63,897	5,667	1,864
Investment advisory services	2,709	2,531	6,932	4,030	2,006
Services provided by related parties	917	592	3,788	1,070	325
Trustees’ deferred compensation	70	47	507	216	31
Closed forward currency contracts	—	—	—	—	44
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	5,261	2,035	3,269	607	17,526
Other	1,878	178	786	1,516	470
	20,782	17,472	97,742	55,727	22,267
Net assets at June 30, 2018	$6,274,855	$4,295,871	$25,792,324	$9,836,600	$3,400,224

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,900,107	$3,094,834	$14,046,657	$7,655,392	$2,717,195
Undistributed (distributions in excess of) net investment income	35,281	15,695	97,128	85,084	16,403
Undistributed (accumulated) net realized gain (loss)	203,923	247,849	902,753	204,320	162,131
Net unrealized appreciation (depreciation)	2,135,544	937,493	10,745,786	1,891,804	504,495
Net assets at June 30, 2018	$6,274,855	$4,295,871	$25,792,324	$9,836,600	$3,400,224

Investment securities, at cost:
Unaffiliated issuers	$4,116,065	$3,308,839	$15,048,209	$7,957,697	$2,862,464
Affiliated issuers	—	45,822	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	2,781	283	1,777	4,095	1,374

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

120     American Funds Insurance Series

unaudited (dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$9,092,984	$2,029,056	$31,469,009	$1,461,736	$658,570	$26,142,488	$389,679	$12,535,060	$2,279,459
—	—	—	—	—	324,176	—	—	—
1,737	750	457	8	254	4,682	52	14,056	74
—	1,074	1,130	813	53	2,401	90	7,016	1,149
—	—	—	—	—	—	335	1,868	9,633

—	303	91,938	686	27,991	419,291	6,622	1,456,332	77,901
1,443	1,567	7,994	490	536	8,310	232	2,111	485
14,515	6,918	34,264	5,731	2,942	85,663	2,016	70,399	20,161
—	—	—	—	—	—	—	—	412
—	—	—	—	—	7	—	544	16
—	—	—	—	—	131	—	1,593	108
—	162	134	—	—	46	—	—	—
9,110,679	2,039,830	31,604,926	1,469,464	690,346	26,987,195	399,026	14,088,979	2,389,398

—	—	—	—	—	—	151	2,417	4,812

2,037	—	2,739	2,393	40,212	1,023,982	10,809	3,448,248	144,176
8,632	941	37,467	165	355	20,779	90	6,005	1,305
2,929	1,009	6,752	732	263	5,697	211	3,160	976
826	335	3,332	81	77	2,065	59	928	256
76	22	580	8	2	248	2	112	24
—	—	—	—	—	—	7	—	218
—	—	—	—	—	38	—	1,118	35
—	—	—	—	—	94	—	1,418	11
114	2,180	408	263	—	4,611	140	—	—
191	110	628	140	300	2,509	136	375	982
14,805	4,597	51,906	3,782	41,209	1,060,023	11,605	3,463,781	152,795
$9,095,874	$2,035,233	$31,553,020	$1,465,682	$649,137	$25,927,172	$387,421	$10,625,198	$2,236,603

$6,739,312	$1,541,810	$20,831,509	$1,306,166	$640,382	$20,281,109	$331,952	$10,769,062	$2,234,032
100,168	25,019	244,551	24,174	947	257,027	2,987	124,247	26,284
571,644	40,850	1,817,428	27,874	(1,921)	912,701	5,781	(131,287)	13,276
1,684,750	427,554	8,659,532	107,468	9,729	4,476,335	46,701	(136,824)	(36,989)
$9,095,874	$2,035,233	$31,553,020	$1,465,682	$649,137	$25,927,172	$387,421	$10,625,198	$2,236,603

$7,408,226	$1,599,905	$22,809,399	$1,354,200	$648,832	$21,450,874	$342,992	$12,672,959	$2,320,751
—	—	—	—	—	538,159	—	—	—
—	1,075	1,130	813	53	2,382	90	7,003	1,148

American Funds Insurance Series     121

Statements of assets and liabilities at June 30, 2018

				U.S.
	High-			Government/	Managed
	Income			AAA-Rated	Risk
	Bond	Mortgage	Ultra-Short	Securities	Growth
	Fund	Fund	Bond Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,403,358	$445,063	$291,637	$3,487,073	$ 14,207
Affiliated issuers	—	—	—	—	308,518
Cash	160	96	76	2,325	—*
Cash pledged for futures contracts	—	—	—	—	102
Cash denominated in currencies other than U.S. dollars	—*	—	—	—	—
Receivables for:
Sales of investments	4,666	130,368	—	635,581	234
Sales of fund’s shares	145	85	542	571	264
Dividends and interest	24,008	918	—	13,945	20
Variation margin on futures contracts	—	2	—	13	—
Variation margin on swap contracts	97	72	—	1,152	—
Other	4	—*	—	—	2
	1,432,438	576,604	292,255	4,140,660	323,347
Liabilities:
Payables for:
Purchases of investments	35,545	237,316	—	1,117,448	250
Repurchases of fund’s shares	560	149	282	3,214	247
Investment advisory services	542	117	76	840	26
Services provided by related parties	172	18	55	331	256
Trustees’ deferred compensation	52	2	18	60	1
Variation margin on futures contracts	—	27	—	2,818	4
Variation margin on swap contracts	35	57	—	870	—
Non-U.S. taxes	5	—	—	—	—
Other	509	10	9	56	—
	37,420	237,696	440	1,125,637	784
Net assets at June 30, 2018	$1,395,018	$338,908	$291,815	$3,015,023	$322,563

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,558,816	$343,263	$290,165	$3,067,310	$286,485
Undistributed (distributions in excess of) net investment income	41,321	3,128	1,668	28,754	(282)
Undistributed (accumulated) net realized gain (loss)	(184,946)	(7,578)	—	(81,699)	11,814
Net unrealized appreciation (depreciation)	(20,173)	95	(18)	658	24,546
Net assets at June 30, 2018	$1,395,018	$338,908	$291,815	$3,015,023	$322,563

Investment securities, at cost:
Unaffiliated issuers	$1,425,947	$446,686	$291,655	$3,518,379	$ 14,207
Affiliated issuers	—	—	—	—	284,048
Cash denominated in currencies other than U.S. dollars, at cost	—*	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

122     American Funds Insurance Series

unaudited (dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$6,896	$16,809	$7,224	$161,352
148,340	334,778	220,512	4,308,081
— *	—*	—*	—*
50	114	48	1,088
—	—	—	—

615	86	551	9,360
62	134	335	1,078
10	25	10	235
—	—	—	—
—	—	—	—
4	—	4	—
155,977	351,946	228,684	4,481,194

57	90	317	849
648	131	581	10,037
13	29	19	371
130	287	183	3,329
— *	1	1	20
2	4	2	38
—	—	—	—
—	—	—	—
—	5	—	1,706
850	547	1,103	16,350
$155,127	$351,399	$227,581	$4,464,844

$144,278	$330,269	$212,154	$4,136,918
(48)	364	13	5,002
(1,090)	14,831	3,679	144,012
11,987	5,935	11,735	178,912
$155,127	$351,399	$227,581	$4,464,844

$6,896	$16,809	$7,224	$161,352
136,391	328,928	208,813	4,129,979
—	—	—	—

American Funds Insurance Series     123

Statements of assets and liabilities at June 30, 2018

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$2,125,350	$1,671,016	$8,449,474	$5,051,798	$1,978,499
	Shares outstanding	72,341	65,698	109,203	244,377	83,760
	Net asset value per share	$29.38	$25.44	$77.37	$20.67	$23.62
Class 1A:	Net assets	$4,347	$361	$6,823	$4,310	$1,837
	Shares outstanding	149	14	88	209	78
	Net asset value per share	$29.30	$25.39	$77.16	$20.61	$23.55
Class 2:	Net assets	$3,892,666	$2,474,075	$16,009,356	$4,431,950	$959,932
	Shares outstanding	133,886	100,074	208,561	215,415	41,054
	Net asset value per share	$29.07	$24.72	$76.76	$20.57	$23.38
Class 3:	Net assets			$217,167	$28,956
	Shares outstanding			2,790	1,399
	Net asset value per share			$77.84	$20.70
Class 4:	Net assets	$252,492	$150,419	$1,109,504	$319,586	$459,956
	Shares outstanding	8,726	6,044	14,636	15,713	19,753
	Net asset value per share	$28.93	$24.89	$75.80	$20.34	$23.28

					U.S.
		High-			Government/	Managed
		Income			AAA-Rated	Risk
		Bond	Mortgage	Ultra-Short	Securities	Growth
		Fund	Fund	Bond Fund	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$611,063	$262,166	$36,131	$1,526,368
	Shares outstanding	60,323	25,420	3,186	128,239
	Net asset value per share	$10.13	$10.31	$11.34	$11.90
Class 1A:	Net assets	$614	$609	$10	$1,136
	Shares outstanding	61	59	1	96
	Net asset value per share	$10.11	$10.29	$$11.34	$11.89
Class 2:	Net assets	$737,830	$60,290	$237,240	$1,411,958
	Shares outstanding	74,060	5,862	21,470	119,909
	Net asset value per share	$9.96	$10.29	$11.05	$11.78
Class 3:	Net assets	$11,987		$4,491	$8,908
	Shares outstanding	1,179		402	747
	Net asset value per share	$10.16		$11.17	$11.92
Class 4:	Net assets	$33,524	$15,843	$13,943	$66,653
	Shares outstanding	3,120	1,552	1,248	5,654
	Net asset value per share	$10.75	$10.20	$11.17	$11.79
Class P1:	Net assets					$2,110
	Shares outstanding					163
	Net asset value per share					$12.97
Class P2:	Net assets					$320,453
	Shares outstanding					24,848
	Net asset value per share					$12.90

*Amount less than one thousand.

See Notes to Financial Statements

124     American Funds Insurance Series

unaudited (dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$5,452,895	$511,918	$16,653,404	$1,124,429	$288,518	$16,913,613	$110,615	$6,532,048	$1,079,163
394,094	35,313	334,012	64,874	28,856	739,298	8,717	617,843	92,762
$13.84	$14.50	$49.86	$17.33	$10.00	$22.88	$12.69	$10.57	$11.63
$2,549	$872	$5,658	$1,899	$3,120	$6,777	$1,476	$2,530	$311
185	60	114	110	312	297	117	240	27
$13.80	$14.47	$49.73	$17.29	$9.99	$22.83	$12.67	$10.54	$11.62
$3,334,607	$1,430,006	$13,815,850	$265,551	$2,939	$5,235,377	$206,382	$3,759,209	$1,117,576
244,088	98,925	280,381	15,382	294	231,320	16,313	360,304	96,865
$13.66	$14.46	$49.28	$17.26	$9.99	$22.63	$12.65	$10.43	$11.54
		$163,240			$35,083
		3,271			1,533
		$49.91			$22.89
$305,823	$92,437	$914,868	$73,803	$354,560	$3,736,322	$68,948	$331,411	$39,553
22,464	6,485	18,749	4,300	35,528	165,886	5,499	31,816	3,458
$13.61	$14.25	$48.80	$17.16	$9.98	$22.52	$12.54	$10.42	$11.44

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$229	$211	$2,834	$1,718,689
21	17	229	133,575
$11.01	$12.16	$12.38	$12.87
$154,898	$351,188	$224,747	$2,746,155
14,179	29,111	18,250	213,747
$10.92	$12.06	$12.32	$12.85

American Funds Insurance Series     125

Statements of operations for the six months ended June 30, 2018

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$58,468	$23,989	$142,604	$126,679	$30,583
Interest	2,423	2,955	9,504	8,724	4,953
	60,891	26,944	152,108	135,403	35,536
Fees and expenses*:
Investment advisory services	16,370	15,017	41,134	24,375	12,285
Distribution services	5,317	3,326	21,396	6,044	1,846
Insurance administrative services	296	172	1,293	390	570
Transfer agent services	1	— †	1	1	— †
Administrative services	318	216	1,274	496	176
Reports to shareholders	94	60	379	143	50
Registration statement and prospectus	23	16	93	38	13
Trustees’ compensation	20	13	79	31	11
Auditing and legal	19	15	12	33	18
Custodian	434	331	248	893	626
State, local and other taxes	— †	—	—	1	— †
Other	5	48	13	9	41
Total fees and expenses before waivers/reimbursements	22,897	19,214	65,922	32,454	15,636
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	—	—
Total fees and expenses after waivers/reimbursements	22,897	19,214	65,922	32,454	15,636
Net investment income (loss)	37,994	7,730	86,186	102,949	19,900
Net realized gain (loss) and unrealized (depreciation)
appreciation:
Net realized gain (loss) on:
Investments
Unaffiliated issuers	204,049	194,899	1,032,911	208,387	162,902
Affiliated issuers*	—	3,739	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	(53)	(334)	—	413	(41)
Swap contracts	—	—	—	—	—
Currency transactions	(41)	13	(442)	(1,114)	238
	203,955	198,317	1,032,469	207,686	163,099
Net unrealized (depreciation) appreciation on:
Investments
Unaffiliated issuers	(46,500)	(4,037)	1,292,961	(319,100)	(323,788)
Affiliated issuers	—	(10,233)	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	18	1,531	—	1,017	922
Swap contracts	—	—	—	—	—
Currency translations	43	(23)	(86)	(365)	1,092
	(46,439)	(12,762)	1,292,875	(318,448)	(321,774)
Net realized gain (loss) and unrealized (depreciation)
appreciation	157,516	185,555	2,325,344	(110,762)	(158,675)
Net increase (decrease) in net assets resulting from operations	$195,510	$193,285	$2,411,530	$(7,813)	$(138,775)

See end of statements of operations for footnotes.

See Notes to Financial Statements

126     American Funds Insurance Series

unaudited (dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$121,448	$29,629	$278,235	$27,379	$9,904	$172,799	$3,616	$—	$—
2,421	2,323	19,173	2,587	2,275	131,203	1,780	157,930	36,371
123,869	31,952	297,408	29,966	12,179	304,002	5,396	157,930	36,371
17,773	6,200	40,241	4,450	1,537	34,120	1,242	19,179	6,271
4,601	1,996	18,626	428	428	11,259	341	5,153	1,487
344	109	1,096	88	428	4,563	78	390	46
1	— †	2	— †	— †	1	— †	1	— †
458	105	1,557	74	31	1,285	19	530	118
107	24	447	11	5	369	3	147	28
10	3	107	16	18	345	8	37	4
29	7	97	4	2	80	1	33	8
4	12	16	10	5	13	10	8	3
246	189	537	194	21	178	19	127	206
—	— †	—	— †	—	—	—	—	—
5	1	17	2	5	34	17	57	48
23,578	8,646	62,743	5,277	2,480	52,247	1,738	25,662	8,219

—	—	—	1	5	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	1	5	—	—	—	—
23,578	8,646	62,743	5,276	2,475	52,247	1,738	25,662	8,219
100,291	23,306	234,665	24,690	9,704	251,755	3,658	132,268	28,152

551,972	42,500	1,792,533	32,229	(1,828)	805,562	4,495	(109,690)	16,505
—	—	—	—	—	—	—	—	—
—	—	—	—	—	746	—	(39,999)	(5,196)
—	—	—	—	—	—	(303)	4,320	2,923
—	—	—	—	—	(3,011)	—	17,220	1,540
36	(250)	(1,536)	349	(74)	(223)	(1)	(470)	(969)
552,008	42,250	1,790,997	32,578	(1,902)	803,074	4,191	(128,619)	14,803

(610,059)	(83,171)	(40,002)	(84,086)	(22,182)	(776,248)	(10,963)	(188,704)	(79,744)
—	—	—	—	—	(11,665)	—	—	—
—	—	—	—	—	486	—	6,343	846
—	—	—	—	—	—	309	(8,091)	4,160
—	—	—	—	—	5,263	—	(8,040)	1,142
(38)	58	(90)	(102)	(19)	(82)	(44)	(157)	(726)
(610,097)	(83,113)	(40,092)	(84,188)	(22,201)	(782,246)	(10,698)	(198,649)	(74,322)

(58,089)	(40,863)	1,750,905	(51,610)	(24,103)	20,828	(6,507)	(327,268)	(59,519)
$42,202	$(17,557)	$1,985,570	$(26,920)	$(14,399)	$272,583	$(2,849)	$(195,000)	$(31,367)

American Funds Insurance Series     127

Statements of operations for the six months ended June 30, 2018

					U.S.
	High-				Government/	Managed
	Income				AAA-Rated	Risk
	Bond	Mortgage	Ultra-Short		Securities	Growth
	Fund	Fund	Bond Fund		Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$—	$—	$—		$—	$575
Interest	47,139	4,009	2,519		35,728	88
	47,139	4,009	2,519		35,728	663
Fees and expenses*:
Investment advisory services	3,319	704	472		5,121	226
Distribution services	989	93	321		1,875	375
Insurance administrative services	38	18	17		78	377
Transfer agent services	— †	— †	—	†	— †	— †
Administrative services	71	17	15		152	—
Accounting and administrative services	—	—	—		—	19
Reports to shareholders	15	3	4		31	3
Registration statement and prospectus	5	1	—	†	11	5
Trustees’ compensation	5	1	1		10	1
Auditing and legal	4	— †	—	†	1	8
Custodian	14	17	—	†	25	4
Other	20	22	—	†	38	1
Total fees and expenses before waivers/reimbursements	4,480	876	830		7,342	1,019
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—		—	75
Miscellaneous fee reimbursements	—	—	—		—	11
Total waivers/reimbursements of fees and expenses	—	—	—		—	86
Total fees and expenses after waivers/reimbursements	4,480	876	830		7,342	933
Net investment income (loss)	42,659	3,133	1,689		28,386	(270)
Net realized gain (loss) and unrealized (depreciation)
appreciation:
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(20,160)	(3,153)	—	†	(24,670)	—
Affiliated issuers*	—	—	—		—	1,639
Futures contracts	—	(5,150)	—		(52,726)	(6,082)
Swap contracts	(1,217)	624	—		(6,083)	—
Currency transactions	(4)	—	—		—	(1)
Capital gain distributions received from affiliated issuers	—	—	—		—	24,732
	(21,381)	(7,679)	—	†	(83,479)	20,288
Net unrealized (depreciation) appreciation on:
Investments
Unaffiliated issuers	(18,063)	(2,593)	23		(30,329)	—
Affiliated issuers	—	—	—		—	(4,684)
Futures contracts	(75)	1,430	—		17,551	114
Swap contracts	2,488	1,705	—		30,287	—
Currency translations	3	—	—		—	—
	(15,647)	542	23		17,509	(4,570)
Net realized gain (loss) and unrealized (depreciation)
appreciation	(37,028)	(7,137)	23		(65,970)	15,718
Net increase (decrease) in net assets resulting from operations	$5,631	$(4,004)	$1,712		$(37,584)	$15,448

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

128     American Funds Insurance Series

unaudited (dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$389	$1,376	$638	$15,338
51	106	56	1,266
440	1,482	694	16,604

116	265	163	3,335
194	441	269	3,455
194	441	272	5,559
— †	— †	— †	— †
—	—	—	—
18	20	18	51
2	3	2	37
4	6	4	58
— †	1	1	14
8	8	8	11
4	4	4	4
1	1	1	3
541	1,190	742	12,527

39	88	54	1,112
22	—	17	—
61	88	71	1,112
480	1,102	671	11,415
(40)	380	23	5,189

—	—	—	—
278	2,904	(279)	7,542
(377)	(7,203)	(3,050)	(49,802)
—	—	—	—
— †	(1)	— †	6
5,858	21,502	12,395	185,909
5,759	17,202	9,066	143,655

—	—	—	—
(7,067)	(24,782)	(2,091)	(160,545)
57	134	64	1,402
—	—	—	—
—	—	—	—
(7,010)	(24,648)	(2,027)	(159,143)

(1,251)	(7,446)	7,039	(15,488)
$(1,291)	$(7,066)	$7,062	$(10,299)

American Funds Insurance Series     129

Statements of changes in net assets

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2018*	2017	2018*	2017	2018*	2017
Operations:
Net investment income (loss)	$37,994	$44,912	$7,730	$15,312	$86,186	$136,774
Net realized gain (loss)	203,955	433,191	198,317	207,903	1,032,469	2,561,073
Net unrealized (depreciation) appreciation	(46,439)	1,102,516	(12,762)	731,086	1,292,875	3,159,797
Net increase (decrease) in net assets resulting from
operations	195,510	1,580,619	193,285	954,301	2,411,530	5,857,644
Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,955)	(42,742)	(2,542)	(21,019)	(30,167)	(136,164)
Distributions from net realized gain on investments	(428,020)	(174,096)	(188,621)	—	(2,516,015)	(2,251,429)
Total dividends and distributions paid to shareholders	(433,975)	(216,838)	(191,163)	(21,019)	(2,546,182)	(2,387,593)
Net capital share transactions	278,244	(335,425)	(21,289)	(495,098)	941,518	(34,343)
Total increase (decrease) in net assets	39,779	1,028,356	(19,167)	438,184	806,866	3,435,708
Net assets:
Beginning of period	6,235,076	5,206,720	4,315,038	3,876,854	24,985,458	21,549,750
End of period	$6,274,855	$6,235,076	$4,295,871	$4,315,038	$25,792,324	$24,985,458
Undistributed (distributions in excess of) net investment
income	$35,281	$3,242	$15,695	$10,507	$97,128	$41,109

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2018*	2017	2018*	2017	2018*	2017
Operations:
Net investment income (loss)	$24,690	$35,259	$9,704	$14,607	$251,755	$419,292
Net realized gain (loss)	32,578	5,636	(1,902)	8,964	803,074	1,243,464
Net unrealized (depreciation) appreciation	(84,188)	242,768	(22,201)	35,709	(782,246)	1,880,231
Net increase (decrease) in net assets resulting from
operations	(26,920)	283,663	(14,399)	59,280	272,583	3,542,987
Dividends and distributions paid to shareholders:
Dividends from net investment income	(4,863)	(32,772)	(9,018)	(14,010)	(87,244)	(405,124)
Distributions from net realized gain on investments	—	—	(1,388)	—	(1,120,993)	(1,069,604)
Total dividends and distributions paid to shareholders	(4,863)	(32,772)	(10,406)	(14,010)	(1,208,237)	(1,474,728)
Net capital share transactions	35,498	109,624	79,485	137,152	1,202,732	2,543,934
Total increase (decrease) in net assets	3,715	360,515	54,680	182,422	267,078	4,612,193
Net assets:
Beginning of period	1,461,967	1,101,452	594,457	412,035	25,660,094	21,047,901
End of period	$1,465,682	$1,461,967	$649,137	$594,457	$25,927,172	$25,660,094
Undistributed (distributions in excess of) net investment
income	$24,174	$4,347	$947	$261	$257,027	$92,516

See end of statements of changes in net assets for footnote.

See Notes to Financial Statements

130     American Funds Insurance Series

(dollars in thousands)

				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2018*	2017	2018*	2017	2018*	2017	2018*	2017	2018*	2017

$102,949	$105,868	$19,900	$32,918	$100,291	$195,270	$23,306	$44,369	$234,665	$445,666
207,686	438,684	163,099	236,990	552,008	686,720	42,250	151,286	1,790,997	2,102,617
(318,448)	1,850,536	(321,774)	567,588	(610,097)	550,461	(83,113)	281,638	(40,092)	3,222,646

(7,813)	2,395,088	(138,775)	837,496	42,202	1,432,451	(17,557)	477,293	1,985,570	5,770,929

(20,717)	(124,236)	(8,140)	(34,131)	(37,394)	(188,626)	(4,953)	(42,795)	(78,162)	(435,451)
(462,357)	(100,924)	(93,325)	—	(699,094)	(328,660)	(153,097)	(33,692)	(2,127,600)	(1,807,557)
(483,074)	(225,160)	(101,465)	(34,131)	(736,488)	(517,286)	(158,050)	(76,487)	(2,205,762)	(2,243,008)
569,665	133,019	107,751	(164,517)	410,311	(178,554)	108,394	(289,969)	1,080,850	1,071,251
78,778	2,302,947	(132,489)	638,848	(283,975)	736,611	(67,213)	110,837	860,658	4,599,172

9,757,822	7,454,875	3,532,713	2,893,865	9,379,849	8,643,238	2,102,446	1,991,609	30,692,362	26,093,190
$9,836,600	$9,757,822	$3,400,224	$3,532,713	$9,095,874	$9,379,849	$2,035,233	$2,102,446	$31,553,020	$30,692,362

$85,084	$2,852	$16,403	$4,643	$100,168	$37,271	$25,019	$6,666	$244,551	$88,048

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2018*	2017	2018 *	2017	2018*	2017	2018*	2017	2018*	2017

$3,658	$4,343	$132,268	$226,928	$28,152	$53,646	$42,659	$96,458	$3,133	$5,003
4,191	9,276	(128,619)	(10,510)	14,803	(26,825)	(21,381)	24,442	(7,679)	408
(10,698)	38,239	(198,649)	193,041	(74,322)	132,187	(15,647)	(3,823)	542	(431)

(2,849)	51,858	(195,000)	409,459	(31,367)	159,008	5,631	117,077	(4,004)	4,980

—	(3,252)	(43,397)	(220,546)	(4,652)	(11,164)	(14,715)	(98,414)	(1,057)	(5,571)
—	(10,070)	(14,589)	(157,395)	(7,707)	(14,449)	—	—	—	(2,214)
—	(13,322)	(57,986)	(377,941)	(12,359)	(25,613)	(14,715)	(98,414)	(1,057)	(7,785)
36,371	63,483	180,490	(223,341)	(187,249)	85,999	(49,778)	(346,424)	3,799	2,570
33,522	102,019	(72,496)	(191,823)	(230,975)	219,394	(58,862)	(327,761)	(1,262)	(235)

353,899	251,880	10,697,694	10,889,517	2,467,578	2,248,184	1,453,880	1,781,641	340,170	340,405
$387,421	$353,899	$10,625,198	$10,697,694	$2,236,603	$2,467,578	$1,395,018	$1,453,880	$338,908	$340,170

$2,987	$(671)	$124,247	$35,376	$26,284	$2,784	$41,321	$13,377	$3,128	$1,052

American Funds Insurance Series      131

Statements of changes in net assets

			U.S. Government/		Managed Risk
	Ultra-Short Bond Fund		AAA-Rated Securities Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2018*	2017	2018*	2017	2018*	2017
Operations:
Net investment income (loss)	$1,689	$1,388	$28,386	$46,503	$(270)	$859
Net realized gain (loss)	—†	9	(83,479)	11,669	20,288	19,268
Net unrealized (depreciation) appreciation	23	(64)	17,509	(6,874)	(4,570)	35,360
Net increase (decrease) in net assets resulting from
operations	1,712	1,333	(37,584)	51,298	15,448	55,487
Dividends and distributions paid to shareholders:
Dividends from net investment income	(483)	(906)	(9,358)	(43,993)	(1,411)	(734)
Distributions from net realized gain on investments	—	—	—	—	(20,530)	(4,142)
Total dividends and distributions paid to shareholders	(483)	(906)	(9,358)	(43,993)	(21,941)	(4,876)
Net capital share transactions	(14,219)	(46,638)	(41,350)	58,286	41,097	36,220
Total increase (decrease) in net assets	(12,990)	(46,211)	(88,292)	65,591	34,604	86,831
Net assets:
Beginning of period	304,805	351,016	3,103,315	3,037,724	287,959	201,128
End of period	$291,815	$304,805	$3,015,023	$3,103,315	$322,563	$287,959
Undistributed (distributions in excess of) net investment
income	$1,668	$462	$28,754	$9,726	$(282)	$1,399

*	Unaudited.

See Notes to Financial Statements

132     American Funds Insurance Series

(dollars in thousands)

Managed Risk		Managed Risk Blue Chip		Managed Risk		Managed Risk
International Fund		Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund
Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2018*	2017	2018*	2017	2018*	2017	2018*	2017

$(40)	$1,283	$380	$5,049	$23	$2,028	$5,189	$50,782
5,759	248	17,202	12,835	9,066	8,283	143,655	177,329
(7,010)	28,741	(24,648)	30,876	(2,027)	24,060	(159,143)	329,033

(1,291)	30,272	(7,066)	48,760	7,062	34,371	(10,299)	557,144

(1,331)	(900)	(5,685)	(5,161)	(2,177)	(1,867)	(53,278)	(31,722)
(739)	(1,403)	(12,120)	(5,568)	(9,936)	(7,726)	(174,365)	(38,742)
(2,070)	(2,303)	(17,805)	(10,729)	(12,113)	(9,593)	(227,643)	(70,464)
10,065	22,849	9,366	37,657	23,664	23,434	248,376	408,750
6,704	50,818	(15,505)	75,688	18,613	48,212	10,434	895,430

148,423	97,605	366,904	291,216	208,968	160,756	4,454,410	3,558,980
$155,127	$148,423	$351,399	$366,904	$227,581	$208,968	$4,464,844	$4,454,410

$(48)	$1,323	$364	$5,669	$13	$2,167	$5,002	$53,091

American Funds Insurance Series     133

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series, American Funds Insurance Series - Portfolio Series, are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

134     American Funds Insurance Series

Ultra-Short Bond Fund — Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series     135

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

136     American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series     137

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2018 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,950,234	$—	$—	$1,950,234
Consumer discretionary	1,122,705	—	—	1,122,705
Financials	608,521	—	—	608,521
Health care	608,279	—	—	608,279
Consumer staples	394,353	—	—	394,353
Industrials	364,065	—	—	364,065
Energy	130,055	—	—	130,055
Materials	120,071	9,961	—	130,032
Telecommunication services	68,099	—	—	68,099
Miscellaneous	312,437	—	—	312,437
Bonds, notes & other debt instruments	—	1,000	—	1,000
Short-term securities	—	566,924	—	566,924
Total	$5,678,819	$577,885	$—	$6,256,704

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$35	$—	$35
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3)	—	(3)
Total	$—	$32	$—	$32

*	Securities with a value of $2,470,292,000, which represented 39.37% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$928,403	$—	$—	$928,403
Consumer discretionary	773,092	—	—	773,092
Information technology	581,292	—	—	581,292
Financials	435,315	—	—	435,315
Industrials	400,842	—	—	400,842
Energy	122,278	—	13,979	136,257
Real estate	122,176	—	—	122,176
Materials	121,095	—	—	121,095
Consumer staples	117,997	—	—	117,997
Utilities	70,971	—	—	70,971
Telecommunication services	18,116	—	—	18,116
Miscellaneous	204,413	—	—	204,413
Convertible bonds	—	7,655	—	7,655
Bonds, notes & other debt instruments	—	4,123	—	4,123
Short-term securities	—	371,870	—	371,870
Total	$3,895,990	$383,648	$13,979	$4,293,617

138      American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$502	$—	$502
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(74)	—	(74)
Total	$—	$428	$—	$428

*	Securities with a value of $1,530,340,000, which represented 35.62% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,591,258		$—	$—	$8,591,258
Consumer discretionary	5,527,922		—	—	5,527,922
Health care	3,578,032		—	—	3,578,032
Financials	2,559,944		—	—	2,559,944
Energy	1,837,951		—	—	1,837,951
Industrials	1,071,026		—	—	1,071,026
Consumer staples	380,221		—	—	380,221
Real estate	268,938		—	—	268,938
Other	508,337		—	—	508,337
Miscellaneous	454,883		—	—	454,883
Convertible stocks	—		—	11,351	11,351
Short-term securities	—		1,004,178	—	1,004,178
Total	$24,778,512		$1,004,178	$11,351	$25,794,041

*	Securities with a value of $1,535,112,000, which represented 5.95% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,219,859		$298,839	$—	$1,518,698
Industrials	1,297,161		—	—	1,297,161
Information technology	1,160,520		31,384	—	1,191,904
Health care	1,061,956		—	—	1,061,956
Consumer discretionary	1,044,228		—	—	1,044,228
Consumer staples	792,722		—	—	792,722
Materials	743,373		—	—	743,373
Energy	458,445		—	—	458,445
Utilities	433,083		4,642	—	437,725
Telecommunication services	153,338		—	—	153,338
Real estate	145,135		—	—	145,135
Miscellaneous	142,545		—	—	142,545
Rights & warrants	—		12,024	—	12,024
Bonds, notes & other debt instruments	—		62,740	—	62,740
Short-term securities	—		787,493	—	787,493
Total	$8,652,365		$1,197,122	$—	$9,849,487

See next page for footnote.

American Funds Insurance Series     139

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$662	$—	$662

*	Securities with a value of $6,219,677,000, which represented 63.23% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading and due to observable quoted prices in an active market.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$674,565		$—	$—	$674,565
Financials	322,040		88,342	—	410,382
Materials	336,556		11,198	—	347,754
Consumer discretionary	327,550		—	—	327,550
Energy	306,481		—	—	306,481
Health care	219,208		17,445	—	236,653
Consumer staples	234,080		—	—	234,080
Industrials	195,635		—	—	195,635
Real estate	37,909		—	25	37,934
Utilities	36,168		—	—	36,168
Telecommunication services	29,897		—	—	29,897
Miscellaneous	67		—	—	67
Preferred securities	—		—	1,340	1,340
Rights & warrants	—		38,459	—	38,459
Bonds, notes & other debt instruments	—		94,991	—	94,991
Short-term securities	—		410,017	—	410,017
Total	$2,720,156		$660,452	$1,365	$3,381,973

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$600	$—	$600
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$—	$599	$—	$599

*	Securities with a value of $1,533,679,000, which represented 45.11% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

140       American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,974,003	$—	$—	$1,974,003
Information technology	1,405,932	—	—	1,405,932
Industrials	997,557	—	—	997,557
Consumer staples	951,222	—	—	951,222
Consumer discretionary	937,854	—	—	937,854
Financials	866,918	—	—	866,918
Energy	848,611	—	—	848,611
Telecommunication services	295,377	—	—	295,377
Materials	219,584	—	—	219,584
Utilities	150,746	—	—	150,746
Real estate	74,396	—	—	74,396
Miscellaneous	26,164	—	—	26,164
Short-term securities	—	344,620	—	344,620
Total	$8,748,364	$344,620	$—	$9,092,984

Global Growth and Income Fund

	Investment securities
	Level 1	*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$447,491		$30,569	$—	$478,060
Industrials	205,559		—	—	205,559
Financials	193,526		—	—	193,526
Health care	175,193		—	—	175,193
Consumer discretionary	164,902		—	—	164,902
Materials	164,096		—	—	164,096
Consumer staples	141,804		—	—	141,804
Energy	119,869		—	—	119,869
Real estate	60,804		—	—	60,804
Telecommunication services	33,213		—	—	33,213
Utilities	29,740		—	—	29,740
Miscellaneous	89,264		—	—	89,264
Rights & warrants	154		—	—	154
Bonds, notes & other debt instruments	—		41,217	—	41,217
Short-term securities	—		131,655	—	131,655
Total	$1,825,615		$203,441	$—	$2,029,056

*	Securities with a value of $861,256,000, which represented 42.32% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series     141

Growth-Income Fund

	Investment securities
	Level 1	*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,706,737		$—	$—	$5,706,737
Consumer discretionary	4,287,333		—	—	4,287,333
Health care	4,262,135		—	—	4,262,135
Financials	3,326,237		39,701	—	3,365,938
Industrials	3,219,784		—	—	3,219,784
Consumer staples	2,399,436		116,085	—	2,515,521
Energy	2,016,461		—	—	2,016,461
Materials	1,267,896		—	—	1,267,896
Real estate	514,715		—	—	514,715
Utilities	440,113		—	—	440,113
Telecommunication services	404,220		—	—	404,220
Mutual funds	57,781		—	—	57,781
Miscellaneous	860,215		—	—	860,215
Convertible stocks	11,888		7,305	—	19,193
Convertible bonds	—		42,780	—	42,780
Short-term securities	—		2,488,187	—	2,488,187
Total	$28,774,951		$2,694,058	$—	$31,469,009

*	Securities with a value of $1,670,829,000, which represented 5.30% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$259,807		$41,741	$—	$301,548
Health care	145,478		—	—	145,478
Information technology	130,920		—	—	130,920
Materials	124,356		—	—	124,356
Consumer staples	114,521		—	—	114,521
Industrials	107,414		—	—	107,414
Energy	103,345		—	—	103,345
Consumer discretionary	91,022		—	—	91,022
Utilities	86,696		—	—	86,696
Real estate	67,028		—	—	67,028
Telecommunication services	40,341		—	—	40,341
Miscellaneous	15,814		—	—	15,814
Bonds, notes & other debt instruments	—		20,410	—	20,410
Short-term securities	—		112,843	—	112,843
Total	$1,286,742		$174,994	$—	$1,461,736

*	Securities with a value of $1,033,353,000, which represented 70.50% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

142     American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$63,897		$156	$—	$64,053
Energy	57,600		—	—	57,600
Information technology	55,486		—	—	55,486
Consumer staples	53,094		—	—	53,094
Real estate	41,635		—	—	41,635
Consumer discretionary	40,361		—	—	40,361
Utilities	29,204		—	—	29,204
Telecommunication services	28,255		—	—	28,255
Industrials	23,280		—	—	23,280
Health care	22,975		—	—	22,975
Materials	11,843		—	—	11,843
Miscellaneous	8,754		—	—	8,754
Convertible stocks	4,706		—	—	4,706
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—		84,622	—	84,622
Mortgage-backed obligations	—		45,981	—	45,981
Corporate bonds & notes	—		21,696	—	21,696
Asset-backed obligations	—		494	—	494
Short-term securities	—		64,531	—	64,531
Total	$441,090		$217,480	$—	$658,570

*	Securities with a value of $204,880,000, which represented 31.56% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,405,169		$—	$5,171	$4,410,340
Health care	2,640,060		—	368	2,640,428
Financials	2,264,802		9,140	—	2,273,942
Consumer discretionary	1,720,702		324	—	1,721,026
Energy	1,655,898		2,988	—	1,658,886
Materials	1,084,717		—	—	1,084,717
Consumer staples	1,083,940		—	—	1,083,940
Industrials	757,050		3,372	25	760,447
Real estate	322,756		—	—	322,756
Telecommunication services	84,344		—	—	84,344
Miscellaneous	89,771		—	—	89,771
Rights & warrants	—		—	328	328
Convertible stocks	—		—	6,074	6,074
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—		2,906,555	—	2,906,555
Corporate bonds & notes	—		2,312,520	11,477	2,323,997
Mortgage-backed obligations	—		1,275,172	—	1,275,172
Other	—		199,805	—	199,805
Short-term securities	—		3,624,136	—	3,624,136
Total	$16,109,209		$10,334,012	$23,443	$26,466,664

See next page for footnote.

American Funds Insurance Series     143

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$992	$—	$992
Liabilities:
Unrealized depreciation on futures contracts	(268)	—	—	(268)
Unrealized depreciation on interest rate swaps	—	(1,977)	—	(1,977)
Total	$(268)	$(985)	$—	$(1,253)

*	Securities with a value of $722,537,000, which represented 2.79% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$49,412	$—	$—	$49,412
Financials	30,305	—	—	30,305
Health care	24,561	—	—	24,561
Industrials	24,379	—	—	24,379
Energy	22,210	—	—	22,210
Consumer discretionary	22,194	—	—	22,194
Consumer staples	18,959	—	—	18,959
Materials	13,330	—	—	13,330
Real estate	9,204	—	—	9,204
Utilities	6,904	—	—	6,904
Miscellaneous	18,045	—	—	18,045
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies
outside the U.S.	—	59,160	—	59,160
U.S. Treasury bonds & notes	—	40,569	—	40,569
Corporate bonds & notes	—	22,724	—	22,724
Mortgage-backed obligations	—	6,646	—	6,646
Short-term securities	—	21,077	—	21,077
Total	$239,503	$150,176	$—	$389,679

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$335	$—	$335
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(151)	—	(151)
Total	$—	$184	$—	$184

*	Securities with a value of $97,681,000, which represented 25.21% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

144     American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,786,408	$415	$3,786,823
U.S. Treasury bonds & notes	—	2,671,323	—	2,671,323
Mortgage-backed obligations	—	2,499,881	—	2,499,881
Bonds & notes of governments & government agencies outside
the U.S.	—	759,856	—	759,856
Asset-backed obligations	—	277,546	—	277,546
Municipals	—	212,537	—	212,537
Federal agency bonds & notes	—	11,659	—	11,659
Common stocks	—	682	2,151	2,833
Rights & warrants	—	—	97	97
Short-term securities	—	2,312,505	—	2,312,505
Total	$—	$12,532,397	$2,663	$12,535,060

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,769	$—	$—	$5,769
Unrealized appreciation on open forward currency contracts	—	1,868	—	1,868
Unrealized appreciation on interest rate swaps	—	18,809	—	18,809
Unrealized appreciation on credit default swaps	—	159	—	159
Liabilities:
Unrealized depreciation on futures contracts	(3,582)	—	—	(3,582)
Unrealized depreciation on open forward currency contracts	—	(2,417)	—	(2,417)
Unrealized depreciation on interest rate swaps	—	(19,480)	—	(19,480)
Total	$2,187	$(1,061)	$—	$1,126

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$286,705	$—	$286,705
Japanese yen	—	234,651	—	234,651
Polish zloty	—	82,395	—	82,395
Mexican pesos	—	70,574	—	70,574
Indian rupees	—	64,832	—	64,832
British pounds	—	48,518	—	48,518
Danish kroner	—	43,483	—	43,483
Malaysian ringgits	—	35,569	—	35,569
South Korean won	—	31,473	—	31,473
Thai baht	—	28,048	—	28,048
Israeli shekels	—	19,189	—	19,189
Brazilian reais	—	16,106	—	16,106
Australian dollars	—	15,852	—	15,852
Canadian dollars	—	14,792	—	14,792
Romanian leu	—	11,517	—	11,517
U.S. dollars	—	999,743	675	1,000,418
Other	—	51,584	—	51,584
Convertible stocks	—	—	1,033	1,033
Common stocks	—	713	791	1,504
Rights & warrants	—	—	56	56
Short-term securities	—	221,160	—	221,160
Total	$—	$2,276,904	$2,555	$2,279,459

American Funds Insurance Series     145

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$806	$—	$—	$806
Unrealized appreciation on open forward currency contracts	—	9,633	—	9,633
Unrealized appreciation on interest rate swaps	—	211	—	211
Liabilities:
Unrealized depreciation on futures contracts	(319)	—	—	(319)
Unrealized depreciation on open forward currency contracts	—	(4,812)	—	(4,812)
Unrealized depreciation on interest rate swaps	—	(548)	—	(548)
Total	$487	$4,484	$—	$4,971

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,311,273	$9,892	$1,321,165
Other	—	6,917	—	6,917
Convertible bonds	—	7,627	—	7,627
Convertible stocks	1,891	—	5,892	7,783
Common stocks	896	6,151	8,187	15,234
Rights & warrants	—	—	354	354
Short-term securities	—	44,278	—	44,278
Total	$2,787	$1,376,246	$24,325	$1,403,358

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,912	$—	$1,912
Unrealized appreciation on credit default swaps	—	1,101	—	1,101
Liabilities:
Unrealized depreciation on futures contracts	(75)	—	—	(75)
Unrealized depreciation on interest rate swaps	—	(523)	—	(523)
Total	$(75)	$2,490	$—	$2,415

[1]	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2018 (dollars in thousands):

	Beginning	Transfers			Net		Transfers		Ending
	value at	into			realized	Unrealized	out of		value at
	1/1/2018	Level 3[2]	Purchases	Sales	gain[3]	appreciation[3]	Level 3	[2]	6/30/2018
Investment securities	$23,741	$—	$17,761	$(18,621)	$—	$5,838	$(4,394)		$24,325

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2018									$3,411

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

146     American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

					Impact to
					valuation from
	Value at	Valuation	Unobservable		an increase in
	6/30/2018	techniques	inputs	Range	input*
Corporate bonds & notes	$9,892	Yield analysis	Yield to call/maturity risk premium	0-700 bps	Decrease
Convertible stocks	5,892	Market comparable companies	EBITDA multiple	13.9x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	23%	Decrease
Common stocks	8,187	Transaction price	N/A	N/A	N/A
			EBITDA multiple	5.0x -5.5x	Increase
		Market comparable companies	Discount for lack of marketability (DLOM)	22%	Decrease
Rights & warrants	354	Black-Scholes	Implied volatility	30%	Increase
	$24,325

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EBITDA = Earnings before income taxes, depreciation and amortization
DLOM = Discount for lack of marketability

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$246,041	$—	$246,041
U.S. Treasury bonds & notes	—	34,166	—	34,166
Asset-backed obligations	—	21,324	—	21,324
Federal agency bonds & notes	—	21,203	—	21,203
Corporate bonds & notes	—	—	134	134
Short-term securities	—	122,195	—	122,195
Total	$—	$444,929	$134	$445,063

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$798	$—	$—	$798
Unrealized appreciation on interest rate swaps	—	4,265	—	4,265
Liabilities:
Unrealized depreciation on interest rate swaps	—	(3,346)	—	(3,346)
Total	$798	$919	$—	$1,717

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund
At June 30, 2018, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series     147

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,512,752	$—	$1,512,752
Mortgage-backed obligations	—	859,111	—	859,111
Federal agency bonds & notes	—	615,899	—	615,899
Short-term securities	—	499,311	—	499,311
Total	$—	$3,487,073	$—	$3,487,073

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,339	$—	$—	$10,339
Unrealized appreciation on interest rate swaps	—	46,860	—	46,860
Liabilities:
Unrealized depreciation on futures contracts	(233)	—	—	(233)
Unrealized depreciation on interest rate swaps	—	(25,001)	—	(25,001)
Total	$10,106	$21,859	$—	$31,965

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund
At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund
At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund
At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund
At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund
At June 30, 2018, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

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Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the

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repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the

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investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

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Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse

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on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

			Interest	Credit
			Rate	Default
	Futures	Forwards	Swaps	Swaps
Global Growth Fund	Not applicable	$5,719	Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable	91,823	Not applicable	Not applicable
International Fund	Not applicable	29,375	Not applicable	Not applicable
New World Fund	Not applicable	17,798	Not applicable	Not applicable
Asset Allocation Fund	$364,453	Not applicable	$1,706,924	Not applicable
Global Balanced Fund	Not applicable	23,716	Not applicable	Not applicable
Bond Fund	2,096,319	500,160	4,467,319	$58,750
Global Bond Fund	178,243	722,202	578,995	Not applicable
High-Income Bond Fund	15,900	Not applicable	46,258	91,748
Mortgage Fund	203,510	Not applicable	1,052,719	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,706,965	Not applicable	11,924,170	Not applicable
Managed Risk Growth Fund	34,134	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	29,987	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	29,245	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	17,118	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	246,886	Not applicable	Not applicable	Not applicable

The following tables present the financial statement impacts resulting from the funds’ use of futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2018 (dollars in thousands):

Global Growth Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open	$35	Unrealized depreciation on open	$3
		forward currency contracts		forward currency contracts

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized loss on forward	$(53)	Net unrealized appreciation on	$18
		currency contracts		forward currency contracts

Global Small Capitalization Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open	$502	Unrealized depreciation on open	$74
		forward currency contracts		forward currency contracts

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		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized loss on forward	$(334)	Net unrealized appreciation on	$1,531
		currency contracts		forward currency contracts

International Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open	$662	Unrealized depreciation on open	$—
		forward currency contracts		forward currency contracts

		Net realized gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized gain on forward	$413	Net unrealized appreciation on	$1,017
		currency contracts		forward currency contracts

New World Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open	$600	Unrealized depreciation on open	$1
		forward currency contracts		forward currency contracts
Forward currency	Currency	Receivables for closed forward	—	Payables for closed forward	44
		currency contracts		currency contracts
			$600		$45

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized loss on forward	$(41)	Net unrealized appreciation on	$922
		currency contracts		forward currency contracts

Asset Allocation Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$268
Swaps	Interest	Unrealized appreciation*	992	Unrealized depreciation*	1,977
			$992		$2,245

See end of tables for footnote.

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		Net realized gain (loss)		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures	$746	Net unrealized appreciation on	$486
		contracts		futures contracts
Swaps	Interest	Net realized loss on swap	(3,011)	Net unrealized appreciation on	5,263
		contracts		swap contracts
			$(2,265)		$5,749

Global Balanced Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open	$335	Unrealized depreciation on open	$151
		forward currency contracts		forward currency contracts
Forward currency	Currency	Receivables for closed forward	—	Payables for closed forward	7
		currency contracts		currency contracts
			$335		$158

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized loss on forward	$(303)	Net unrealized appreciation on	$309
		currency contracts		forward currency contracts

Bond Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,769	Unrealized depreciation*	$3,582
Forward currency	Currency	Unrealized appreciation on open	1,868	Unrealized depreciation on open	2,417
		forward currency contracts		forward currency contracts
Swaps	Interest	Unrealized appreciation*	18,809	Unrealized depreciation*	19,480
Swaps	Credit	Unrealized appreciation*	159	Unrealized depreciation*	—
			$26,605		$25,490

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures	$(39,999)	Net unrealized appreciation on	$6,343
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	4,320	Net unrealized depreciation on	(8,091)
		currency contracts		forward currency contracts
Swaps	Interest	Net realized gain on swap	17,251	Net unrealized depreciation on	(8,383)
		contracts		swap contracts
Swaps	Credit	Net realized loss on swap	(31)	Net unrealized appreciation on	343
		contracts		swap contracts
			$(18,459)		$(9,788)

156     American Funds Insurance Series

Global Bond Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$806	Unrealized depreciation*	$319
Forward currency	Currency	Unrealized appreciation on open	9,633	Unrealized depreciation on open	4,812
		forward currency contracts		forward currency contracts
Forward currency	Currency	Receivables for closed forward	412	Payables for closed forward	218
		currency contracts		currency contracts
Swaps	Interest	Unrealized appreciation*	211	Unrealized depreciation*	548
			$11,062		$5,897

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures	$(5,196)	Net unrealized appreciation on	$846
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	2,923	Net unrealized appreciation on	4,160
		currency contracts		forward currency contracts
Swaps	Interest	Net realized gain on swap	1,540	Net unrealized appreciation on	1,142
		contracts		swap contracts
			$(733)		$6,148

High-Income Bond Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$75
Swaps	Interest	Unrealized appreciation*	1,912	Unrealized depreciation*	523
Swaps	Credit	Unrealized appreciation*	1,101	Unrealized depreciation*	—
			$3,087		$622

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures	$—	Net unrealized depreciation on	$(75)
		contracts		futures contracts
Swaps	Interest	Net realized loss on swap	(954)	Net unrealized appreciation on	968
		contracts		swap contracts
Swaps	Credit	Net realized loss on swap	(263)	Net unrealized appreciation on	1,520
		contracts		swap contracts
			$(1,217)		$2,413

See end of tables for footnote.

American Funds Insurance Series     157

Mortgage Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$798	Unrealized depreciation*	$—
Swaps	Interest	Unrealized appreciation*	4,265	Unrealized depreciation*	3,346
			$5,063		$3,346

		Net realized (loss) gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures	$(5,150)	Net unrealized appreciation on	$1,430
		contracts		futures contracts
Swaps	Interest	Net realized gain on swap	624	Net unrealized appreciation on	1,705
		contracts		swap contracts
			$(4,526)		$3,135

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$10,339	Unrealized depreciation*	$233
Swaps	Interest	Unrealized appreciation*	46,860	Unrealized depreciation*	25,001
			$57,199		$25,234

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures	$(52,726)	Net unrealized appreciation on	$17,551
		contracts		futures contracts
Swaps	Interest	Net realized loss on swap	(6,083)	Net unrealized appreciation on	30,287
		contracts		swap contracts
			$(58,809)		$47,838

Managed Risk Growth Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$76	Unrealized depreciation*	$—

158     American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized gain on futures	$41	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(5,074)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(1,049)	Net unrealized appreciation on	114
		contracts		futures contracts
			$(6,082)		$114

Managed Risk International Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$38	Unrealized depreciation*	$—

		Net realized gain (loss)		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized gain on futures	$35	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(208)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(204)	Net unrealized appreciation on	57
		contracts		futures contracts
			$(377)		$57

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$85	Unrealized depreciation*	$—

		Net realized gain (loss)		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized gain on futures	$57	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(5,958)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(1,302)	Net unrealized appreciation on	134
		contracts		futures contracts
			$(7,203)		$134

See end of tables for footnote.

American Funds Insurance Series     159

Managed Risk Growth-Income Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$36	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized loss on futures	$(5)	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(2,466)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(599)	Net unrealized appreciation on	64
		contracts		futures contracts
			$(3,050)		$64

Managed Risk Asset Allocation Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$810	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized loss on futures	$(15)	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(38,734)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(11,053)	Net unrealized appreciation on	1,402
		contracts		futures contracts
			$(49,802)		$1,402

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

Collateral — Funds that invest in futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts participate in a collateral program. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single

160     American Funds Insurance Series

currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2018, if close-out netting was exercised (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$35	$—	$—	$—	$35
Liabilities:
Goldman Sachs	$3	$—	$—	$—	$3

Global Small Capitalization Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$256	$—	$—	$(130)	$126
JPMorgan Chase	246	(8)	(40)	—	198
Total	$502	$(8)	$(40)	$(130)	$324
Liabilities:
Bank of America, N.A.	$4	$—	$—	$—	$4
Bank of New York Mellon	62	—	—	—	62
JPMorgan Chase	8	(8)	—	—	—
Total	$74	$(8)	$—	$—	$66

International Fund
Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$662	$—	$(662)	$—	$—

See end of tables for footnote.

American Funds Insurance Series     161

New World Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash		Cash	Net
Counterparty	and liabilities	to offset	collateral	*	collateral	amount
Assets:
Bank of America, N.A.	$15	$(15)	$—		$—	$—
Citibank	96	—	—		—	96
Goldman Sachs	110	(1)	—		—	109
JPMorgan Chase	379	—	(270)		—	109
Total	$600	$(16)	$(270)		$—	$314
Liabilities:
Bank of America, N.A.	$44	$(15)	$—		$—	$29
Goldman Sachs	1	(1)	—		—	—
Total	$45	$(16)	$—		$—	$29

Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$72	$(52)	$—	$—	$20
Citibank	140	(21)	—	—	119
Goldman Sachs	22	(22)	—	—	—
JPMorgan Chase	83	(50)	—	—	33
UBS AG	18	—	—	—	18
Total	$335	$(145)	$—	$—	$190
Liabilities:
Bank of America, N.A.	$52	$(52)	$—	$—	$—
Bank of New York Mellon	6	—	—	—	6
Citibank	21	(21)	—	—	—
Goldman Sachs	28	(22)	—	—	6
JPMorgan Chase	50	(50)	—	—	—
Morgan Stanley	1	—	—	—	1
Total	$158	$(145)	$—	$—	$13

Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of New York Mellon	$123	$(123)	$—	$—	$—
Goldman Sachs	499	(3)	—	(80)	416
JPMorgan Chase	1,246	—	(1,246)	—	—
Total	$1,868	$(126)	$(1,246)	$(80)	$416
Liabilities:
Bank of New York Mellon	$1,249	$(123)	$(783)	$—	$343
Citibank	1,165	—	(391)	—	774
Goldman Sachs	3	(3)	—	—	—
Total	$2,417	$(126)	$(1,174)	$—	$1,117

162     American Funds Insurance Series

Global Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$1,279	$(1,279)	—	$—	$—
Citibank	3,641	(433)	—	(3,020)	188
Goldman Sachs	671	(594)	—	—	77
JPMorgan Chase	4,209	(1,534)	(2,183)	—	492
UBS AG	245	(245)	—	—	—
Total	$10,045	$(4,085)	$(2,183)	$(3,020)	$757
Liabilities:
Bank of America, N.A.	$1,638	$(1,279)	$(359)	$—	$—
Bank of New York Mellon	161	—	—	—	161
Citibank	433	(433)	—	—	—
Goldman Sachs	594	(594)	—	—	—
JPMorgan Chase	1,534	(1,534)	—	—	—
Morgan Stanley	173	—	—	—	173
UBS AG	497	(245)	(155)	—	97
Total	$5,030	$(4,085)	$(514)	$—	$431

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series     163

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2017:
Undistributed ordinary income	$31,444	$44,103	$112,122	$158,459	$8,129	$233,361
Undistributed long-term capital gains	402,492	147,040	2,434,009	324,550	93,323	502,967
As of June 30, 2018:
Gross unrealized appreciation on
investments	2,273,058	1,213,793	10,988,525	2,317,465	692,686	1,980,494
Gross unrealized depreciation on
investments	(135,020)	(216,845)	(360,899)	(445,958)	(177,000)	(275,986)
Net unrealized appreciation
(depreciation) on investments	2,138,038	996,948	10,627,626	1,871,507	515,686	1,704,508
Cost of investments	4,118,698	3,297,097	15,166,415	7,978,642	2,866,886	7,388,476

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
As of December 31, 2017:
Undistributed ordinary income	$30,483	$199,924	$4,856	$2,111	$180,609	$—
Late year ordinary loss deferral*	—	—	—	—	—	(316)
Undistributed long-term capital gains	127,553	2,005,758	—	1,388	1,027,497	—
Post-October capital loss deferral*	—	—	—	—	—	(158)
Capital loss carryforward†	—	—	(4,708)	—	—	—
As of June 30, 2018:
Gross unrealized appreciation on
investments	484,206	9,480,000	177,121	38,135	5,450,441	59,086
Gross unrealized depreciation on
investments	(54,706)	(783,403)	(70,081)	(29,309)	(854,857)	(10,835)
Net unrealized appreciation
(depreciation) on investments	429,500	8,696,597	107,040	8,826	4,595,584	48,251
Cost of investments	1,599,556	22,772,412	1,354,696	649,744	21,869,828	341,611

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2017:
Undistributed ordinary income	$43,324	$5,555	$14,711	$1,055	$481	$9,342
Undistributed long-term capital gains	14,531	6,778	—	—	—	—
Capital loss carryforward†	—	—	(146,596)	(490)	—	(1,300)
As of June 30, 2018:
Gross unrealized appreciation on
investments	86,618	38,827	17,819	7,171	4	75,336
Gross unrealized depreciation on
investments	(229,829)	(78,317)	(55,149)	(6,486)	(22)	(69,156)
Net unrealized appreciation
(depreciation) on investments	(143,211)	(39,490)	(37,330)	685	(18)	6,180
Cost of investments	12,680,296	2,323,919	1,449,320	446,095	291,655	3,512,857

164     American Funds Insurance Series

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
As of December 31, 2017:
Undistributed ordinary income	$1,399	$1,323	$5,669	$2,167	$53,091
Undistributed long-term capital gains	20,518	732	12,104	9,926	174,185
As of June 30, 2018:
Gross unrealized appreciation on
investments	17,260	5,729	4,735	7,026	178,046
Gross unrealized depreciation on
investments	(1,425)	(709)	(1,287)	(1,012)	—
Net unrealized appreciation
(depreciation) on investments	15,835	5,020	3,448	6,014	178,046
Cost of investments	306,890	150,216	348,139	221,722	4,291,387

*	These deferrals are considered incurred in the subsequent year.
†

Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforwards remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$11,170	$134,884	$146,054	$16,830	$55,298	$72,128
Class 1A1	21	273	294	15	16	31
Class 2	19,118	251,323	270,441	24,835	114,893	139,728
Class 4	1,162	16,024	17,186	1,062	3,889	4,951
Total	$31,471	$402,504	$433,975	$42,742	$174,096	$216,838

Global Small Capitalization Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$17,229	$55,968	$73,197	$10,151	$—	$10,151
Class 1A1	3	12	15	1	—	1
Class 2	25,423	86,037	111,460	10,597	—	10,597
Class 4	1,456	5,035	6,491	270	—	270
Total	$44,111	$147,052	$191,163	$21,019	$—	$21,019

See end of tables for footnotes.

American Funds Insurance Series     165

Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$38,940	$792,865	$831,805	$75,247	$713,987	$789,234
Class 1A1	30	634	664	15	63	78
Class 2	67,863	1,515,757	1,583,620	110,909	1,409,266	1,520,175
Class 3	930	20,248	21,178	1,601	18,484	20,085
Class 4	4,388	104,527	108,915	4,893	53,128	58,021
Total	$112,151	$2,434,031	$2,546,182	$192,665	$2,194,928	$2,387,593

International Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$82,087	$165,915	$248,002	$70,384	$49,783	$120,167
Class 1A1	69	140	209	17	3	20
Class 2	70,871	146,986	217,857	53,513	46,642	100,155
Class 3	470	970	1,440	396	331	727
Class 4	5,010	10,556	15,566	3,025	1,066	4,091
Total	$158,507	$324,567	$483,074	$127,335	$97,825	$225,160

New World Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$5,166	$54,023	$59,189	$21,960	$—	$21,960
Class 1A1	5	50	55	6	—	6
Class 2	2,100	26,593	28,693	9,149	—	9,149
Class 4	869	12,659	13,528	3,016	—	3,016
Total	$8,140	$93,325	$101,465	$34,131	$—	$34,131

Blue Chip Income and Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$140,206	$299,947	$440,153	$140,306	$170,748	$311,054
Class 1A1	63	135	198	12	5	17
Class 2	85,621	186,318	271,939	82,680	113,013	195,693
Class 4	7,578	16,620	24,198	4,917	5,605	10,522
Total	$233,468	$503,020	$736,488	$227,915	$289,371	$517,286

166     American Funds Insurance Series

Global Growth and Income Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total				Total
			dividends and				dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term		distributions
Share class	income	capital gains	paid	income	capital gains		paid
Class 1	$7,714	$31,541	$39,255	$10,516	$7,109		$17,625
Class 1A1	13	52	65	2	—	[2]	2
Class 2	21,411	90,173	111,584	30,799	26,178		56,977
Class 4	1,357	5,789	7,146	1,478	405		1,883
Total	$30,495	$127,555	$158,050	$42,795	$33,692		$76,487

Growth-Income Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$108,059	$1,049,641	$1,157,700	$250,221	$884,958	$1,135,179
Class 1A1	35	344	379	24	16	40
Class 2	85,521	886,942	972,463	195,450	853,292	1,048,742
Class 3	1,014	10,337	11,351	2,421	10,140	12,561
Class 4	5,368	58,501	63,869	9,973	36,513	46,486
Total	$199,997	$2,005,765	$2,205,762	$458,089	$1,784,919	$2,243,008

International Growth and Income Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$3,855	$—	$3,855	$25,860	$—	$25,860
Class 1A1	6	—	6	14	—	14
Class 2	800	—	800	5,714	—	5,714
Class 4	202	—	202	1,184	—	1,184
Total	$4,863	$—	$4,863	$32,772	$—	$32,772

Capital Income Builder

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$4,370	$617	$4,987	$6,303	$—	$6,303
Class 1A1	21	3	24	8	—	8
Class 2	34	6	40	23	—	23
Class 4	4,593	762	5,355	7,676	—	7,676
Total	$9,018	$1,388	$10,406	$14,010	$—	$14,010

See end of tables for footnotes.

American Funds Insurance Series     167

Asset Allocation Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$120,676	$666,856	$787,532	$287,347	$666,425	$953,772
Class 1A1	46	263	309	50	70	120
Class 2	35,740	210,133	245,873	84,847	241,077	325,924
Class 3	245	1,413	1,658	601	1,646	2,247
Class 4	23,998	148,867	172,865	47,458	145,207	192,665
Total	$180,705	$1,027,532	$1,208,237	$420,303	$1,054,425	$1,474,728

Global Balanced Fund

	Six months ended June 30, 2018[3]			Year ended December 31, 2017
						Total
			Total			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$—	$—	$—	$1,298	$2,309	$3,607
Class 1A1	—	—	—	3	5	8
Class 2	—	—	—	2,516	5,414	7,930
Class 4	—	—	—	582	1,195	1,777
Total	$—	$—	$—	$4,399	$8,923	$13,322

Bond Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$27,667	$8,915	$36,582	$211,473	$25,594	$237,067
Class 1A1	10	4	14	19	1	20
Class 2	14,535	5,217	19,752	119,175	15,280	134,455
Class 4	1,185	453	1,638	5,958	441	6,399
Total	$43,397	$14,589	$57,986	$336,625	$41,316	$377,941

Global Bond Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total					Total
			dividends and					dividends and
	Ordinary	Long-term	distributions	Ordinary		Long-term		distributions
Share class	income	capital gains	paid	income		capital gains		paid
Class 1	$2,915	$3,256	$6,171	$14,181		$103		$14,284
Class 1A1	1	1	2	—	[2]	—	[2]	—	[2]
Class 2	2,574	3,412	5,986	11,033		99		11,132
Class 4	82	118	200	196		1		197
Total	$5,572	$6,787	$12,359	$25,410		$203		$25,613

168     American Funds Insurance Series

High-Income Bond Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6,576	$—	$6,576	$43,976	$—	$43,976
Class 1A1	6	—	6	12	—	12
Class 2	7,724	—	7,724	51,640	—	51,640
Class 3	125	—	125	805	—	805
Class 4	284	—	284	1,981	—	1,981
Total	$14,715	$—	$14,715	$98,414	$—	$98,414

Mortgage Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
							Total
			Total				dividends and
	Ordinary	Long-term	dividends	Ordinary	Long-term		distributions
Share class	income	capital gains	paid	income	capital gains		paid
Class 1	$846	$—	$846	$5,106	$1,186		$6,292
Class 1A1	2	—	2	2	—	[2]	2
Class 2	169	—	169	1,025	262		1,287
Class 4	40	—	40	165	39		204
Total	$1,057	$—	$1,057	$6,298	$1,487		$7,785

Ultra-Short Bond Fund

	Six months ended June 30, 2018					Year ended December 31, 2017
				Total					Total
	Ordinary		Long-term	dividends		Ordinary		Long-term	dividends
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$71		$—	$71		$184		$—	$184
Class 1A1	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Class 2	388		—	388		697		—	697
Class 3	8		—	8		15		—	15
Class 4	16		—	16		10		—	10
Total	$483		$—	$483		$906		$—	$906

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$5,048	$—	$5,048	$23,690	$—	$23,690
Class 1A1	4	—	4	1	—	1
Class 2	4,111	—	4,111	19,498	—	19,498
Class 3	27	—	27	141	—	141
Class 4	168	—	168	663	—	663
Total	$9,358	$—	$9,358	$43,993	$—	$43,993

See end of tables for footnotes.

American Funds Insurance Series     169

Managed Risk Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$14	$135	$149	$7	$22	$29
Class P2	1,397	20,395	21,792	727	4,120	4,847
Total	$1,411	$20,530	$21,941	$734	$4,142	$4,876

Managed Risk International Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$3	$1	$4	$1	$1	$2
Class P2	1,328	738	2,066	899	1,402	2,301
Total	$1,331	$739	$2,070	$900	$1,403	$2,303

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$3	$7	$10	$4	$3	$7
Class P2	5,682	12,113	17,795	5,157	5,565	10,722
Total	$5,685	$12,120	$17,805	$5,161	$5,568	$10,729

Managed Risk Growth-Income Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$34	$122	$156	$19	$73	$92
Class P2	2,143	9,814	11,957	1,848	7,653	9,501
Total	$2,177	$9,936	$12,113	$1,867	$7,726	$9,593

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$23,251	$66,960	$90,211	$11,453	$13,811	$25,264
Class P2	30,027	107,405	137,432	20,269	24,931	45,200
Total	$53,278	$174,365	$227,643	$31,722	$38,742	$70,464

[1]	Class 1A shares began investment operations on January 6, 2017.
[2]	Amount less than one thousand.
[3]	No distributions were paid by Global Balanced Fund during the six months ended June 30, 2018.

170     American Funds Insurance Series

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — On December 4, 2017, the series board of trustees approved amended agreements effective February 1, 2018, decreasing the annual rate to 0.580% on average daily net assets in excess of $4 billion for New World Fund, decreasing the annual rate to 0.350% on average daily net assets in excess of $10.5 billion for Blue Chip Income and Growth Fund, and decreasing the annual rate to 0.320% on average daily net assets in excess of $13 billion for Bond Fund. During the six months ended June 30, 2018, CRMC voluntarily reduced the investment advisory services fees to a proposed rate of 0.500% on average daily net assets in excess of $1.5 billion for International Growth and Income Fund and a proposed rate of 0.450% on average daily net assets in excess of $600 million for Capital Income Builder. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2018, total investment advisory services fees waived by CRMC were $1,374,000.

The range of rates, net asset levels and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

					For the	For the
			Net asset level		period ended	period ended
	Rates		(in billions)		June 30,	June 30,
	Beginning	Ending		In excess	2018,	2018,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.515%	.515%
Global Small Capitalization Fund	.800	.635	.6	5.0	.695	.695
Growth Fund	.500	.280	.6	34.0	.323	.323
International Fund	.690	.430	.5	21.0	.491	.491
New World Fund	.850	.580	.5	4.0	.697	.697
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.388	.388
Global Growth and Income Fund	.690	.480	.6	3.0	.591	.591
Growth-Income Fund	.500	.219	.6	34.0	.258	.258
International Growth and Income Fund	.690	.530	.5	1.0	.604	.604
Capital Income Builder	.500		all		.500	.498
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.362	.362
Global Bond Fund	.570	.450	1.0	3.0	.529	.529
High-Income Bond Fund	.500	.420	.6	2.0	.471	.471
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.338	.338
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized

American Funds Insurance Series     171

percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements — CRMC is currently reimbursing a portion of miscellaneous fees and expenses for Managed Risk Growth Fund, Managed Risk International Fund and Managed Risk Growth-Income Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2018, total expenses reimbursed by CRMC were $50,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$105
Class 1A	$—	$4	—	*
Class 2	5,025	Not applicable	201
Class 4	292	292	12
Total class-specific
expenses	$5,317	$296	$318

Global Small Capitalization Fund
		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$83
Class 1A	$—	$1	—	*
Class 2	3,155	Not applicable	126
Class 4	171	171	7
Total class-specific
expenses	$3,326	$172	$216

172     American Funds Insurance Series

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$415
Class 1A	$—	$6	—	*
Class 2	19,915	Not applicable	797
Class 3	194	Not applicable	11
Class 4	1,287	1,287	51
Total class-specific
expenses	$21,396	$1,293	$1,274

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$102
Class 1A	$—	$2	—	*
Class 2	1,278	Not applicable	51
Class 4	568	568	23
Total class-specific
expenses	$1,846	$570	$176

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$25
Class 1A	$—	$1	—	*
Class 2	1,887	Not applicable	76
Class 4	109	108	4
Total class-specific
expenses	$1,996	$109	$105

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$57
Class 1A	$—	$3	—	*
Class 2	342	Not applicable	14
Class 4	86	85	3
Total class-specific
expenses	$428	$88	$74

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$254
Class 1A	$—	$4	—	*
Class 2	5,631	Not applicable	225
Class 3	27	Not applicable	2
Class 4	386	386	15
Total class-specific
expenses	$6,044	$390	$496

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$274
Class 1A	$—	$2	—	*
Class 2	4,259	Not applicable	170
Class 4	342	342	14
Total class-specific
expenses	$4,601	$344	$458

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$810
Class 1A	$—	$5	—	*
Class 2	17,386	Not applicable	695
Class 3	149	Not applicable	8
Class 4	1,091	1,091	44
Total class-specific
expenses	$18,626	$1,096	$1,557

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$14
Class 1A	$—	$2	—	*
Class 2	2	Not applicable	—	*
Class 4	426	426	17
Total class-specific
expenses	$428	$428	$31

See end of tables for footnotes.

American Funds Insurance Series     173

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$834
Class 1A	$—	$7	—	*
Class 2	6,669	Not applicable	267
Class 3	33	Not applicable	2
Class 4	4,557	4,556	182
Total class-specific
expenses	$11,259	$4,563	$1,285

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$323
Class 1A	$—	$2	—	*
Class 2	4,765	Not applicable	191
Class 4	388	388	16
Total class-specific
expenses	$5,153	$390	$530

High-Income Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$31
Class 1A	$—	$1	—	*
Class 2	941	Not applicable	38
Class 3	11	Not applicable	1
Class 4	37	37	1
Total class-specific
expenses	$989	$38	$71

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$—	—	*
Class 2	300	Not applicable	12
Class 3	4	Not applicable	—	*
Class 4	17	17	1
Total class-specific
expenses	$321	$17	$15

Global Balanced Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$5
Class 1A	$—	$—	*	—	*
Class 2	263	Not applicable		11
Class 4	78	78		3
Total class-specific
expenses	$341	$78		$19

Global Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$59
Class 1A	$—	$—	*	—	*
Class 2	1,441	Not applicable		57
Class 4	46	46		2
Total class-specific
expenses	$1,487	$46		$118

Mortgage Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$13
Class 1A	$—	$—	*	—	*
Class 2	76	Not applicable		3
Class 4	17	18		1
Total class-specific
expenses	$93	$18		$17

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$76
Class 1A	$—	$1	—	*
Class 2	1,789	Not applicable	72
Class 3	9	Not applicable	1
Class 4	77	77	3
Total class-specific
expenses	$1,875	$78	$152

174     American Funds Insurance Series

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$2
Class P2	$375	375
Total class-specific
expenses	$375	$377

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$—	*
Class P2	$441	441
Total class-specific
expenses	$441	$441

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$2,104
Class P2	$3,455	3,455
Total class-specific
expenses	$3,455	$5,559

Managed Risk International Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$—	*
Class P2	$194	194
Total class-specific
expenses	$194	$194

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$3
Class P2	$269	269
Total class-specific
expenses	$269	$272

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the

American Funds Insurance Series     175

selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

			Increase in value of		Total trustees’
Fund	Current fees		deferred amounts		compensation
Global Growth Fund	$18		$2		$20
Global Small Capitalization Fund	12		1		13
Growth Fund	71		8		79
International Fund	28		3		31
New World Fund	10		1		11
Blue Chip Income and Growth Fund	26		3		29
Global Growth and Income Fund	6		1		7
Growth-Income Fund	87		10		97
International Growth and Income Fund	4		—	*	4
Capital Income Builder	2		—	*	2
Asset Allocation Fund	72		8		80
Global Balanced Fund	1		—	*	1
Bond Fund	30		3		33
Global Bond Fund	7		1		8
High-Income Bond Fund	4		1		5
Mortgage Fund	1		—	*	1
Ultra-Short Bond Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	9		1		10
Managed Risk Growth Fund	1		—	*	1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	1		—	*	1
Managed Risk Growth-Income Fund	1		—	*	1
Managed Risk Asset Allocation Fund	12		2		14

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds as of June 30, 2018 (dollars in thousands):

Fund	Purchases	Sales
Global Small Capitalization Fund	$816	$58,133
Growth Fund	195,155	86,011
Blue Chip Income and Growth Fund	45,791	156,443
Global Growth and Income Fund	5,892	22,571
International Growth and Income Fund	22,356	5,081

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2018.

176     American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$157,697	5,028	$146,054	4,811	$(106,207)	(3,374)	$197,544	6,465
Class 1A	2,843	90	294	10	(894)	(28)	2,243	72
Class 2	28,966	932	270,442	9,000	(274,246)	(8,738)	25,162	1,194
Class 4	48,013	1,543	17,185	575	(11,903)	(385)	53,295	1,733
Total net increase (decrease)	$237,519	7,593	$433,975	14,396	$(393,250)	(12,525)	$278,244	9,464

Year ended December 31, 2017
Class 1	$202,598	7,210	$72,128	2,554	$(331,323)	(11,655)	$(56,597)	(1,891)
Class 1A2	2,333	80	31	1	(125)	(4)	2,239	77
Class 2	55,435	2,042	139,728	5,015	(563,057)	(20,391)	(367,894)	(13,334)
Class 4	92,931	3,271	4,951	178	(11,055)	(400)	86,827	3,049
Total net increase (decrease)	$353,297	12,603	$216,838	7,748	$(905,560)	(32,450)	$(335,425)	(12,099)

Global Small Capitalization Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$56,600	2,152	$72,908	2,741		$(99,688)	(3,768)	$29,820	1,125
Class 1A	260	10	16	—	[3]	(104)	(4)	172	6
Class 2	11,815	463	111,459	4,310		(201,063)	(7,886)	(77,789)	(3,113)
Class 4	28,288	1,101	6,491	249		(8,271)	(323)	26,508	1,027
Total net increase (decrease)	$96,963	3,726	$190,874	7,300		$(309,126)	(11,981)	$(21,289)	(955)

Year ended December 31, 2017
Class 1	$128,448	5,651	$10,108	429		$(396,272)	(17,174)	$(257,716)	(11,094)
Class 1A2	169	8	1	—	[3]	— [3]	— [3]	170	8
Class 2	27,876	1,267	10,597	472		(343,593)	(15,314)	(305,120)	(13,575)
Class 4	73,197	3,126	270	12		(5,899)	(258)	67,568	2,880
Total net increase (decrease)	$229,690	10,052	$20,976	913		$(745,764)	(32,746)	$(495,098)	(21,781)

See end of tables for footnotes.

American Funds Insurance Series     177

Growth Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$199,125	2,439	$829,371	10,546	$(640,474)	(7,841)	$388,022	5,144
Class 1A	3,693	45	664	8	(121)	(1)	4,236	52
Class 2	118,407	1,459	1,583,621	20,295	(1,329,785)	(16,374)	372,243	5,380
Class 3	365	4	21,179	268	(15,163)	(184)	6,381	88
Class 4	121,617	1,511	108,914	1,413	(59,895)	(747)	170,636	2,177
Total net increase (decrease)	$443,207	5,458	$2,543,749	32,530	$(2,045,438)	(25,147)	$941,518	12,841

Year ended December 31, 2017
Class 1	$505,734	6,906	$786,807	11,094	$(1,258,545)	(16,930)	$33,996	1,070
Class 1A2	2,708	36	78	1	(94)	(1)	2,692	36
Class 2	206,092	2,819	1,520,175	21,621	(2,205,078)	(30,135)	(478,811)	(5,695)
Class 3	468	6	20,085	282	(21,851)	(295)	(1,298)	(7)
Class 4	407,312	5,509	58,020	832	(56,254)	(776)	409,078	5,565
Total net increase (decrease)	$1,122,314	15,276	$2,385,165	33,830	$(3,541,822)	(48,137)	$(34,343)	969

International Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$277,526	12,672	$247,566	11,607	$(240,266)	(10,845)	$284,826	13,434
Class 1A	2,769	125	209	10	(44)	(2)	2,934	133
Class 2	289,273	13,069	217,857	10,257	(272,427)	(12,390)	234,703	10,936
Class 3	505	23	1,441	67	(2,818)	(128)	(872)	(38)
Class 4	55,407	2,547	15,566	741	(22,899)	(1,053)	48,074	2,235
Total net increase (decrease)	$625,480	28,436	$482,639	22,682	$(538,454)	(24,418)	$569,665	26,700

Year ended December 31, 2017
Class 1	$760,186	38,348	$119,937	5,881	$(613,463)	(30,471)	$266,660	13,758
Class 1A2	1,638	80	20	1	(119)	(5)	1,539	76
Class 2	174,876	8,941	100,155	4,954	(605,647)	(30,845)	(330,616)	(16,950)
Class 3	274	13	726	36	(3,886)	(197)	(2,886)	(148)
Class 4	209,217	10,089	4,092	200	(14,987)	(752)	198,322	9,537
Total net increase (decrease)	$1,146,191	57,471	$224,930	11,072	$(1,238,102)	(62,270)	$133,019	6,273

178     American Funds Insurance Series

New World Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$101,755	3,978	$59,059	2,383		$(93,299)	(3,621)	$67,515	2,740
Class 1A	1,340	52	54	2		(65)	(2)	1,329	52
Class 2	37,024	1,459	28,693	1,170		(93,419)	(3,657)	(27,702)	(1,028)
Class 4	69,660	2,766	13,528	554		(16,579)	(661)	66,609	2,659
Total net increase (decrease)	$209,779	8,255	$101,334	4,109		$(203,362)	(7,941)	$107,751	4,423

Year ended December 31, 2017
Class 1	$280,518	12,105	$21,909	893		$(475,480)	(20,394)	$(173,053)	(7,396)
Class 1A2	629	27	6	—	[3]	(13)	(1)	622	26
Class 2	143,361	6,559	9,149	376		(254,737)	(11,445)	(102,227)	(4,510)
Class 4	127,556	5,560	3,016	124		(20,431)	(895)	110,141	4,789
Total net increase (decrease)	$552,064	24,251	$34,080	1,393		$(750,661)	(32,735)	$(164,517)	(7,091)

Blue Chip Income and Growth Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$116,868	7,990	$436,701	31,104	$(269,537)	(18,041)	$284,032	21,053
Class 1A	1,929	130	198	14	(21)	(1)	2,106	143
Class 2	15,822	1,089	271,938	19,606	(246,012)	(16,608)	41,748	4,087
Class 4	73,920	5,052	24,199	1,751	(15,694)	(1,074)	82,425	5,729
Total net increase (decrease)	$208,539	14,261	$733,036	52,475	$(531,264)	(35,724)	$410,311	31,012

Year ended December 31, 2017
Class 1	$458,480	32,688	$309,238	21,989	$(834,928)	(58,499)	$(67,210)	(3,822)
Class 1A2	593	42	17	1	(15)	(1)	595	42
Class 2	34,639	2,502	195,693	14,095	(439,009)	(31,376)	(208,677)	(14,779)
Class 4	129,429	9,259	10,522	756	(43,213)	(3,132)	96,738	6,883
Total net increase (decrease)	$623,141	44,491	$515,470	36,841	$(1,317,165)	(93,008)	$(178,554)	(11,676)

Global Growth and Income Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$56,678	3,563	$37,352	2,500		$(23,104)	(1,429)	$70,926	4,634
Class 1A	771	48	65	4		(5)	— [3]	831	52
Class 2	12,827	807	111,584	7,489		(109,172)	(6,787)	15,239	1,509
Class 4	24,335	1,546	7,147	486		(10,084)	(641)	21,398	1,391
Total net increase (decrease)	$94,611	5,964	$156,148	10,479		$(142,365)	(8,857)	$108,394	7,586

Year ended December 31, 2017
Class 1	$133,943	8,899	$16,607	1,095		$(345,498)	(23,190)	$(194,948)	(13,196)
Class 1A2	125	8	3	—	[3]	(3)	— [3]	125	8
Class 2	25,134	1,709	56,976	3,780		(236,596)	(16,119)	(154,486)	(10,630)
Class 4	63,660	4,175	1,883	123		(6,203)	(417)	59,340	3,881
Total net increase (decrease)	$222,862	14,791	$75,469	4,998		$(588,300)	(39,726)	$(289,969)	(19,937)

See end of tables for footnotes.

American Funds Insurance Series     179

Growth-Income Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$590,501	11,378	$1,155,345	22,846	$(741,189)	(14,160)	$1,004,657	20,064
Class 1A	3,710	71	379	8	(444)	(8)	3,645	71
Class 2	51,958	1,007	972,463	19,453	(1,047,271)	(20,309)	(22,850)	151
Class 3	160	3	11,352	224	(14,958)	(286)	(3,446)	(59)
Class 4	82,473	1,615	63,870	1,290	(47,499)	(929)	98,844	1,976
Total net increase (decrease)	$728,802	14,074	$2,203,409	43,821	$(1,851,361)	(35,692)	$1,080,850	22,203

Year ended December 31, 2017
Class 1	$1,521,886	32,100	$1,132,034	24,392	$(1,241,004)	(26,012)	$1,412,916	30,480
Class 1A2	2,070	43	40	1	(24)	(1)	2,086	43
Class 2	120,223	2,558	1,048,742	22,899	(1,761,342)	(37,375)	(592,377)	(11,918)
Class 3	473	10	12,561	271	(21,746)	(457)	(8,712)	(176)
Class 4	267,835	5,641	46,486	1,020	(56,983)	(1,217)	257,338	5,444
Total net increase (decrease)	$1,912,487	40,352	$2,239,863	48,583	$(3,081,099)	(65,062)	$1,071,251	23,873

International Growth and Income Fund

			Reinvestments of					Net increase
	Sales[1]		dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$80,670	4,546	$3,856	217		$(56,753)	(3,133)	$27,773	1,630
Class 1A	127	7	6	—	[3]	(341)	(19)	(208)	(12)
Class 2	6,981	395	800	45		(12,055)	(670)	(4,274)	(230)
Class 4	17,174	964	202	11		(5,169)	(284)	12,207	691
Total net increase (decrease)	$104,952	5,912	$4,864	273		$(74,318)	(4,106)	$35,498	2,079

Year ended December 31, 2017
Class 1	$186,307	11,140	$25,860	1,487		$(101,536)	(6,072)	$110,631	6,555
Class 1A2	2,100	121	14	1		(1)	— [3]	2,113	122
Class 2	8,391	510	5,714	329		(34,542)	(2,118)	(20,437)	(1,279)
Class 4	19,465	1,164	1,184	69		(3,332)	(202)	17,317	1,031
Total net increase (decrease)	$216,263	12,935	$32,772	1,886		$(139,411)	(8,392)	$109,624	6,429

Capital Income Builder

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$43,810	4,261	$4,987	492	$(3,291)	(324)	$45,506	4,429
Class 1A	2,335	232	24	2	(91)	(9)	2,268	225
Class 2	1,562	154	40	5	(55)	(6)	1,547	153
Class 4	36,533	3,584	5,355	529	(11,724)	(1,143)	30,164	2,970
Total net increase (decrease)	$84,240	8,231	$10,406	1,028	$(15,161)	(1,482)	$79,485	7,777

Year ended December 31, 2017
Class 1	$84,130	8,355	$6,303	622	$(9,923)	(984)	$80,510	7,993
Class 1A2	1,245	122	8	1	(365)	(36)	888	87
Class 2	1,371	136	23	2	(122)	(12)	1,272	126
Class 4	66,028	6,590	7,676	760	(19,222)	(1,922)	54,482	5,428
Total net increase (decrease)	$152,774	15,203	$14,010	1,385	$(29,632)	(2,954)	$137,152	13,634

180     American Funds Insurance Series

Asset Allocation Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$612,693	25,709	$787,533	33,902	$(442,520)	(18,563)	$957,706	41,048
Class 1A	2,591	109	309	14	(94)	(4)	2,806	119
Class 2	43,440	1,830	245,872	10,699	(342,228)	(14,515)	(52,916)	(1,986)
Class 3	649	27	1,657	71	(3,651)	(153)	(1,345)	(55)
Class 4	189,138	8,044	172,866	7,559	(65,523)	(2,794)	296,481	12,809
Total net increase (decrease)	$848,511	35,719	$1,208,237	52,245	$(854,016)	(36,029)	$1,202,732	51,935

Year ended December 31, 2017
Class 1	$1,929,702	84,102	$953,771	41,982	$(641,572)	(27,828)	$2,241,901	98,256
Class 1A2	4,261	184	121	5	(253)	(11)	4,129	178
Class 2	109,962	4,876	325,924	14,513	(579,020)	(25,433)	(143,134)	(6,044)
Class 3	1,400	61	2,246	99	(4,469)	(195)	(823)	(35)
Class 4	408,549	18,017	192,666	8,617	(159,354)	(7,104)	441,861	19,530
Total net increase (decrease)	$2,453,874	107,240	$1,474,728	65,216	$(1,384,668)	(60,571)	$2,543,934	111,885

Global Balanced Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$18,368	1,414	$—	—	$(92)	(7)	$18,276	1,407
Class 1A	1,259	98	—	—	(12)	(1)	1,247	97
Class 2	9,081	699	—	—	(10,784)	(834)	(1,703)	(135)
Class 4	20,501	1,596	—	—	(1,950)	(152)	18,551	1,444
Total net increase (decrease)	$49,209	3,807	$—	—	$(12,838)	(994)	$36,371	2,813

Year ended December 31, 2017
Class 1	$22,241	1,783	$3,607	285	$(6,039)	(501)	$19,809	1,567
Class 1A2	244	19	9	1	— [3]	— [3]	253	20
Class 2	16,382	1,346	7,928	628	(20,169)	(1,671)	4,141	303
Class 4	39,763	3,218	1,778	142	(2,261)	(182)	39,280	3,178
Total net increase (decrease)	$78,630	6,366	$13,322	1,056	$(28,469)	(2,354)	$63,483	5,068

See end of tables for footnotes.

American Funds Insurance Series     181

Bond Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$401,752	37,558	$36,339	3,455	$(188,956)	(17,777)	$249,135	23,236
Class 1A	1,752	166	13	1	(277)	(26)	1,488	141
Class 2	66,414	6,309	19,752	1,901	(198,670)	(18,939)	(112,504)	(10,729)
Class 4	61,774	5,896	1,638	158	(21,041)	(2,011)	42,371	4,043
Total net increase (decrease)	$531,692	49,929	$57,742	5,515	$(408,944)	(38,753)	$180,490	16,691

Year ended December 31, 2017
Class 1	$967,669	88,718	$235,240	21,678	$(1,624,503)	(147,887)	$(421,594)	(37,491)
Class 1A2	1,338	122	21	2	(272)	(25)	1,087	99
Class 2	138,965	12,898	134,455	12,545	(273,010)	(25,301)	410	142
Class 4	212,848	19,725	6,398	597	(22,490)	(2,080)	196,756	18,242
Total net increase (decrease)	$1,320,820	121,463	$376,114	34,822	$(1,920,275)	(175,293)	$(223,341)	(19,008)

Global Bond Fund

			Reinvestments of						Net (decrease)
	Sales[1]		dividends and distributions				Repurchases[1]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$105,872	8,842	$6,171		531		$(286,991)	(23,775)	$(174,948)	(14,402)
Class 1A	244	21	2		—	[3]	(1)	— [3]	245	21
Class 2	30,320	2,560	5,986		519		(58,828)	(4,961)	(22,522)	(1,882)
Class 4	22,690	1,921	200		17		(12,914)	(1,104)	9,976	834
Total net increase (decrease)	$159,126	13,344	$12,359		1,067		$(358,734)	(29,840)	$(187,249)	(15,429)

Year ended December 31, 2017
Class 1	$177,200	15,155	$14,284		1,210		$(100,697)	(8,588)	$90,787	7,777
Class 1A2	74	6	—	[3]	—	[3]	— [3]	— [3]	74	6
Class 2	45,841	3,978	11,132		952		(79,734)	(6,868)	(22,761)	(1,938)
Class 4	20,651	1,777	197		17		(2,949)	(255)	17,899	1,539
Total net increase (decrease)	$243,766	20,916	$25,613		2,179		$(183,380)	(15,711)	$85,999	7,384

High-Income Bond Fund

			Reinvestments of				Net (decrease)
	Sales[1]		distributions		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$13,009	1,273	$6,576	648	$(36,324)	(3,570)	$(16,739)	(1,649)
Class 1A	232	23	6	1	(18)	(2)	220	22
Class 2	9,674	962	7,724	773	(50,387)	(5,030)	(32,989)	(3,295)
Class 3	1,314	128	125	12	(1,462)	(143)	(23)	(3)
Class 4	31,294	2,892	284	26	(31,825)	(2,954)	(247)	(36)
Total net increase (decrease)	$55,523	5,278	$14,715	1,460	$(120,016)	(11,699)	$(49,778)	(4,961)

Year ended December 31, 2017
Class 1	$43,584	4,162	$43,816	4,273	$(422,269)	(39,685)	$(334,869)	(31,250)
Class 1A2	400	39	12	1	(7)	(1)	405	39
Class 2	15,931	1,540	51,640	5,121	(92,969)	(8,946)	(25,398)	(2,285)
Class 3	397	38	805	78	(1,921)	(181)	(719)	(65)
Class 4	84,996	7,657	1,981	182	(72,820)	(6,577)	14,157	1,262
Total net increase (decrease)	$145,308	13,436	$98,254	9,655	$(589,986)	(55,390)	$(346,424)	(32,299)

182     American Funds Insurance Series

Mortgage Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$14,936	1,450	$802	78		$(14,807)	(1,436)	$931	92
Class 1A	511	50	2	—	[3]	(7)	(1)	506	49
Class 2	3,458	336	169	17		(4,948)	(481)	(1,321)	(128)
Class 4	4,718	461	40	4		(1,075)	(105)	3,683	360
Total net increase (decrease)	$23,623	2,297	$1,013	99		$(20,837)	(2,023)	$3,799	373

Year ended December 31, 2017
Class 1	$52,151	4,904	$5,982	566		$(59,926)	(5,621)	$(1,793)	(151)
Class 1A2	109	10	2	—	[3]	(6)	— [3]	105	10
Class 2	7,132	672	1,287	122		(8,011)	(755)	408	39
Class 4	8,522	808	204	20		(4,876)	(462)	3,850	366
Total net increase (decrease)	$67,914	6,394	$7,475	708		$(72,819)	(6,838)	$2,570	264

Ultra-Short Bond Fund

			Reinvestments of						Net (decrease)
	Sales[1]		dividends				Repurchases[1]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$12,473	1,102	$71		6		$(13,689)	(1,208)	$(1,145)	(100)
Class 1A	—	—	—	[3]	—	[3]	—	—	— [3]	— [3]
Class 2	48,032	4,355	388		35		(60,466)	(5,482)	(12,046)	(1,092)
Class 3	2,044	183	8		1		(1,759)	(158)	293	26
Class 4	7,902	708	16		1		(9,239)	(828)	(1,321)	(119)
Total net increase (decrease)	$70,451	6,348	$483		43		$(85,153)	(7,676)	$(14,219)	(1,285)

Year ended December 31, 2017
Class 1	$14,832	1,312	$184		16		$(15,478)	(1,371)	$(462)	(43)
Class 1A2	10	1	—	[3]	—	[3]	—	—	10	1
Class 2	62,145	5,646	697		63		(111,628)	(10,146)	(48,786)	(4,437)
Class 3	1,448	130	15		2		(1,233)	(111)	230	21
Class 4	16,767	1,507	10		1		(14,407)	(1,294)	2,370	214
Total net increase (decrease)	$95,202	8,596	$906		82		$(142,746)	(12,922)	$(46,638)	(4,244)

See end of tables for footnotes.

American Funds Insurance Series     183

U.S. Government/AAA-Rated Securities Fund

			Reinvestments of					Net (decrease)
	Sales[1]		dividends			Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$48,631	4,074	$4,973	420		$(62,263)	(5,234)	$(8,659)	(740)
Class 1A	847	72	3	—	[3]	(13)	(1)	837	71
Class 2	33,424	2,831	4,111	351		(75,644)	(6,435)	(38,109)	(3,253)
Class 3	229	19	27	2		(1,413)	(118)	(1,157)	(97)
Class 4	14,905	1,266	168	14		(9,335)	(789)	5,738	491
Total net increase (decrease)	$98,036	8,262	$9,282	787		$(148,668)	(12,577)	$(41,350)	(3,528)

Year ended December 31, 2017
Class 1	$291,253	23,702	$23,401	1,927		$(226,514)	(18,425)	$88,140	7,204
Class 1A2	1,016	83	2	—	[3]	(714)	(58)	304	25
Class 2	49,410	4,091	19,498	1,621		(103,407)	(8,550)	(34,499)	(2,838)
Class 3	1,050	86	141	12		(1,501)	(123)	(310)	(25)
Class 4	27,872	2,299	663	55		(23,884)	(1,976)	4,651	378
Total net increase (decrease)	$370,601	30,261	$43,705	3,615		$(356,020)	(29,132)	$58,286	4,744

Managed Risk Growth Fund

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class P1	$488	36	$149	11	$(143)	(10)	$494	37
Class P2	31,070	2,304	21,792	1,658	(12,259)	(908)	40,603	3,054
Total net increase (decrease)	$31,558	2,340	$21,941	1,669	$(12,402)	(918)	$41,097	3,091

Year ended December 31, 2017
Class P1	$836	70	$29	2	$(230)	(19)	$635	53
Class P2	46,748	3,893	4,847	408	(16,010)	(1,330)	35,585	2,971
Total net increase (decrease)	$47,584	3,963	$4,876	410	$(16,240)	(1,349)	$36,220	3,024

Managed Risk International Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class P1	$108	9	$4	1		$(15)	(1)	$97	9
Class P2	17,395	1,541	2,066	186		(9,493)	(846)	9,968	881
Total net increase (decrease)	$17,503	1,550	$2,070	187		$(9,508)	(847)	$10,065	890

Year ended December 31, 2017
Class P1	$130	14	$2	—	[3]	$(166)	(17)	$(34)	(3)
Class P2	30,462	3,002	2,301	230		(9,880)	(967)	22,883	2,265
Total net increase (decrease)	$30,592	3,016	$2,303	230		$(10,046)	(984)	$22,849	2,262

184     American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class P1	$1	— [3]	$10	1	$(2)	(1)	$9	— [3]
Class P2	11,697	927	17,795	1,461	(20,135)	(1,570)	9,357	818
Total net increase (decrease)	$11,698	927	$17,805	1,462	$(20,137)	(1,571)	$9,366	818

Year ended December 31, 2017
Class P1	$59	5	$7	1	$(136)	(11)	$(70)	(5)
Class P2	83,072	6,949	10,722	898	(56,067)	(4,624)	37,727	3,223
Total net increase (decrease)	$83,131	6,954	$10,729	899	$(56,203)	(4,635)	$37,657	3,218

Managed Risk Growth-Income Fund

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class P1	$356	28	$156	12	$(96)	(7)	$416	33
Class P2	21,581	1,687	11,957	957	(10,290)	(805)	23,248	1,839
Total net increase (decrease)	$21,937	1,715	$12,113	969	$(10,386)	(812)	$23,664	1,872

Year ended December 31, 2017
Class P1	$1,093	92	$92	8	$(154)	(13)	$1,031	87
Class P2	27,997	2,382	9,501	835	(15,095)	(1,278)	22,403	1,939
Total net increase (decrease)	$29,090	2,474	$9,593	843	$(15,249)	(1,291)	$23,434	2,026

Managed Risk Asset Allocation Fund

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class P1	$82,974	6,113	$90,211	6,907	$(17,450)	(1,325)	$155,735	11,695
Class P2	69,408	5,116	137,432	10,539	(114,199)	(8,450)	92,641	7,205
Total net increase (decrease)	$152,382	11,229	$227,643	17,446	$(131,649)	(9,775)	$248,376	18,900

Year ended December 31, 2017
Class P1	$264,545	20,631	$25,264	1,986	$(25,397)	(1,973)	$264,412	20,644
Class P2	253,137	19,936	45,200	3,559	(153,999)	(11,957)	144,338	11,538
Total net increase (decrease)	$517,682	40,567	$70,464	5,545	$(179,396)	(13,930)	$408,750	32,182

[1]	Includes exchanges between share classes of the fund.
[2]	Class 1A shares began investment operations on January 6, 2017.
[3]	Amount less than one thousand.

American Funds Insurance Series     185

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2018 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$632,954	$633,882	$2,695,351	$1,736,664	$627,614	$2,542,362
Sales of investment securities*	1,134,660	938,437	3,693,631	1,463,805	872,281	2,763,401
Non-U.S. taxes paid on interest income	—	—	—	—	31	—
Non-U.S. taxes paid on realized gains	—	—	—	—	65	—
Non-U.S. taxes provided on unrealized gains	5,261	1,944	—	607	16,668	—
Dividend income from affiliated issuers	—	401	—	—	—	—

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Purchases of investment securities*	$285,460	$4,983,498	$312,576	$305,388	$8,882,433	$126,528
Sales of investment securities*	368,636	6,744,355	278,908	251,736	9,443,218	88,547
Non-U.S. taxes (refunded) paid on interest
income	—	—	(8)	—	—	9
Non-U.S. taxes paid on realized gains	3	—	6	—	—	1
Non-U.S. taxes provided on unrealized gains	1,757	213	23	—	108	140
Dividend income from affiliated issuers	—	—	—	—	222	—
Interest income from affiliated issuers	—	—	—	—	1,050	—

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$24,186,976	$1,365,571	$455,950	$1,486,176	$—	$6,391,688
Sales of investment securities*	23,885,296	1,446,097	449,971	1,461,510	—	6,205,133
Non-U.S. taxes paid on interest income	33	221	—	—	—	—
Non-U.S. taxes (refunded) paid on realized
gains	(196)	403	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	188	5	—	—	—

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$52,581	$22,449	$32,125	$32,821	$275,727
Sales of investment securities*	15,035	8,607	24,901	8,814	54,784
Dividend income from affiliated issuers	575	389	1,376	638	15,338

*Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2018, American Funds Insurance Series - Managed Risk Growth and Income Portfolio, American Funds Insurance Series-Managed Risk Global Allocation Portfolio and Managed Risk Asset Allocation Fund held 36%, 18% and 16% of the outstanding shares of Capital Income Builder, Global Balanced Fund and Asset Allocation Fund, respectively.

186     American Funds Insurance Series

Financial highlights

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on											Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset				Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,			Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total		end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return		(in millions)	net assets		net assets
Global Growth Fund

Class 1:
6/30/18[2,3]	$30.51	$.22	$.82	$1.04	$(.04)	$(2.13)	$(2.17)	$29.38	3.18%[4]		$2,125.54%[5]			1.38%[5]
12/31/17	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80		2,010.55			.94
12/31/16	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87		1,630.56			1.00
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24		1,626.55			.90
12/31/14	30.11	.31 [6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52		1,558.55			1.08	[6]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51		1,508.55			1.17
Class 1A:
6/30/18[2,3]	30.46	.20	.80	1.00	(.03)	(2.13)	(2.16)	29.30	3.07	[4]	4.79		[5]	1.30	[5]
12/31/17[2,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13	[4]	2.80		[5]	.39	[5]
Class 2:
6/30/18[2,3]	30.24	.17	.82	.99	(.03)	(2.13)	(2.16)	29.07	3.03	[4]	3,893.79		[5]	1.11	[5]
12/31/17	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47		4,012.80			.69
12/31/16	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62		3,483.81			.76
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94		3,817.80			.66
12/31/14	29.92	.24 [6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31		3,992.80			.85	[6]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18		4,379.80			.91
Class 4:
6/30/18[2,3]	30.13	.14	.81	.95	(.02)	(2.13)	(2.15)	28.93	2.92	[4]	253	1.04	[5]	.91	[5]
12/31/17	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11		211	1.05		.37
12/31/16	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37		94	1.06		.50
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69		91	1.05		.34
12/31/14	30.07	.07 [6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01		19	1.05		.26	[6]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36		1	1.06		.43

Global Small Capitalization Fund

Class 1:
6/30/18[2,3]	$25.38	$.07	$1.15	$1.22	$(.02)	$(1.14)	$(1.16)	$25.44	4.58%	[4]	$1,671.73%[5]			.52%[5]
12/31/17	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22		1,639.73			.54
12/31/16	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35		1,532.74			.57
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50		1,706.73			.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36		1,411.74			.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60		1,241.74			.17
Class 1A:
6/30/18[2,3]	25.36	.05	1.14	1.19	(.02)	(1.14)	(1.16)	25.39	4.49	[4]	— [8]	.97	[5]	.41	[5]
12/31/17[2,7]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19	[4]	— [8]	.96	[5]	.35	[5]
Class 2:
6/30/18[2,3]	24.72	.03	1.12	1.15	(.01)	(1.14)	(1.15)	24.72	4.46	[4]	2,474.98		[5]	.27	[5]
12/31/17	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89		2,551.98			.27
12/31/16	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10		2,303.99			.31
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27		2,492.98			(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12		2,738.99			.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28		2,955.99			(.05)
Class 4:
6/30/18[2,3]	24.91	.01	1.12	1.13	(.01)	(1.14)	(1.15)	24.89	4.33	[4]	151	1.23	[5]	.05	[5]
12/31/17	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62		125	1.23		—	[10]
12/31/16	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85		42	1.24		.03
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)		34	1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88		12	1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01		4	1.24		(.50)

See end of tables for footnotes.

American Funds Insurance Series     187

Financial highlights (continued)

		Income (loss) from
		investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/18[2,3]	$77.85	$.35		$7.53	$7.88	$(.12)	$(8.24)	$(8.36)	$77.37	9.95%[4]		$8,449.34%[5]		.86%[5]
12/31/17	67.29	.55		17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62		8,100.35		.75
12/31/16	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77		6,931.35		1.03
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12		6,796.35		.87
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78		7,118.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43		7,003.35		.93
Class 1A:
6/30/18[2,3]	77.74	.28		7.49	7.77	(.11)	(8.24)	(8.35)	77.16	9.81	[4]	7.59	[5]	.69	[5]
12/31/17[2,7]	68.84	.35		16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47	[4]	3.59	[5]	.47	[5]
Class 2:
6/30/18[2,3]	77.35	.24		7.50	7.74	(.09)	(8.24)	(8.33)	76.76	9.83	[4]	16,009.59	[5]	.60	[5]
12/31/17	66.92	.37		17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28		15,716.60		.50
12/31/16	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49		13,978.60		.78
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86		14,414.60		.62
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51		15,413.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11		16,334.60		.68
Class 3:
6/30/18[2,3]	78.32	.28		7.58	7.86	(.10)	(8.24)	(8.34)	77.84	9.86	[4]	217.52	[5]	.67	[5]
12/31/17	67.67	.42		17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39		212.53		.57
12/31/16	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56		183.53		.85
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92		194.53		.69
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58		208.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20		216.53		.75
Class 4:
6/30/18[2,3]	76.56	.15		7.40	7.55	(.07)	(8.24)	(8.31)	75.80	9.68	[4]	1,110.84	[5]	.36	[5]
12/31/17	66.41	.18		17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99		954.85		.25
12/31/16	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22		458.85		.53
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59		394.85		.42
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25		24.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96		5.85		.40

188     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on										Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets		net assets
International Fund
Class 1:
6/30/18[2,3]	$21.71	$.24	$(.21)	$.03	$(.05)	$(1.02)	$(1.07)	$20.67	(.02)%[4]	$5,052.52%[5]			2.20%[5]
12/31/17	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53			1.33
12/31/16	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54			1.57
12/31/15	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54			1.41
12/31/14	21.22	.30	(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282.54			1.43
12/31/13	17.68	.27	3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54			1.41
Class 1A:
6/30/18[2,3]	21.67	.24	(.23)	.01	(.05)	(1.02)	(1.07)	20.61	(.13)[4]	4.77		[5]	2.17 [5]
12/31/17[2,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [4]	2.77		[5]	.43 [5]
Class 2:
6/30/18[2,3]	21.63	.21	(.21)	— [9]	(.04)	(1.02)	(1.06)	20.57	(.16)[4]	4,432.77		[5]	1.96 [5]
12/31/17	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78			1.10
12/31/16	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79			1.35
12/31/15	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79			1.17
12/31/14	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79			1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79			1.15
Class 3:
6/30/18[2,3]	21.75	.22	(.21)	.01	(.04)	(1.02)	(1.06)	20.70	(.10)[4]	29.70		[5]	2.02 [5]
12/31/17	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71			1.17
12/31/16	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72			1.42
12/31/15	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72			1.24
12/31/14	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72			1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72			1.22
Class 4:
6/30/18[2,3]	21.42	.18	(.20)	(.02)	(.04)	(1.02)	(1.06)	20.34	(.28)[4]	320	1.02	[5]	1.71 [5]
12/31/17	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/16	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/15	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/14	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04		.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04		(.07)

See end of tables for footnotes.

American Funds Insurance Series     189

Financial highlights (continued)

		Income (loss) from
		investment operations[1]				Dividends and distributions
				Net gains
				(losses) on										Ratio of
	Net asset	Net		securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment		(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income		realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)		unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets		net assets
New World Fund
Class 1:
6/30/18[2,3]	$25.30	$.16		$(1.11)	$(.95)	$(.06)	$(.67)	$(.73)	$23.62	(3.89)%[4]	$1,978.75%[5]			1.27%[5]
12/31/17	19.72	.26		5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77			1.14
12/31/16	18.87	.24		.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78			1.25
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79			.92
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433.78			1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78			1.45
Class 1A:
6/30/18[2,3]	25.25	.16		(1.13)	(.97)	(.06)	(.67)	(.73)	23.55	(3.99)[4]	2	1.00	[5]	1.24	[5]
12/31/17[2,7]	20.14	.13		5.24	5.37	(.26)	—	(.26)	25.25	26.72 [4]	1	1.00	[5]	.53	[5]
Class 2:
6/30/18[2,3]	25.07	.13		(1.10)	(.97)	(.05)	(.67)	(.72)	23.38	(4.01)[4]	960	1.00	[5]	1.00	[5]
12/31/17	19.54	.20		5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/16	18.71	.19		.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307	1.03		1.22
Class 4:
6/30/18[2,3]	24.99	.10		(1.09)	(.99)	(.05)	(.67)	(.72)	23.28	(4.13)[4]	460	1.25	[5]	.79	[5]
12/31/17	19.51	.14		5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/16	18.69	.14		.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8	1.29		.56

Blue Chip Income and Growth Fund
Class 1:
6/30/18[2,3]	$14.96	$.17		$(.09)	$.08	$(.06)	$(1.14)	$(1.20)	$13.84	.47%[4]	$5,453.41%[5]			2.30%[5]
12/31/17	13.53	.32		1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41			2.27
12/31/16	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41			2.39
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41			2.23
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542.42			3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42			2.27
Class 1A:
6/30/18[2,3]	14.94	.15		(.09)	.06	(.06)	(1.14)	(1.20)	13.80	.32 [4]	2.66		[5]	2.05	[5]
12/31/17[2,7]	13.75	.28		1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [4]	1.65		[5]	2.01	[5]
Class 2:
6/30/18[2,3]	14.80	.15		(.09)	.06	(.06)	(1.14)	(1.20)	13.66	.29 [4]	3,335.66		[5]	2.05	[5]
12/31/17	13.39	.28		1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66			2.02
12/31/16	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66			2.16
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66			1.97
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67			3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67			2.03
Class 4:
6/30/18[2,3]	14.77	.13		(.10)	.03	(.05)	(1.14)	(1.19)	13.61	.14 [4]	306.91		[5]	1.80	[5]
12/31/17	13.39	.25		1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91			1.76
12/31/16	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91			1.81
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91			1.75
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92			2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	— [8]	.86		1.39

190     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on										Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets		net assets
Global Growth and Income Fund
Class 1:
6/30/18[2,3]	$15.81	$.19	$(.28)	$(.09)	$(.04)	$(1.18)	$(1.22)	$14.50	(.79)%[4]	$512.62%[5]			2.44%[5]
12/31/17	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63			2.43
12/31/16	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63			2.18
12/31/15	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64			2.79
12/31/14	12.53	.43 [6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200.63			3.34	[6]
12/31/13	10.56	.39	2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62			3.35
Class 1A:
6/30/18[2,3]	15.81	.21	(.33)	(.12)	(.04)	(1.18)	(1.22)	14.47	(.99)[4]	1.87		[5]	2.71	[5]
12/31/17[2,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [4]	— [8]	.84	[5]	1.20	[5]
Class 2:
6/30/18[2,3]	15.78	.17	(.27)	(.10)	(.04)	(1.18)	(1.22)	14.46	(.90)[4]	1,430.87		[5]	2.16	[5]
12/31/17	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88			2.11
12/31/16	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88			1.98
12/31/15	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89			1.73
12/31/14	12.51	.41 [6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88			3.22	[6]
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87			3.09
Class 4:
6/30/18[2,3]	15.60	.15	(.29)	(.14)	(.03)	(1.18)	(1.21)	14.25	(1.12)[4]	92	1.12	[5]	1.97	[5]
12/31/17	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14		1.49
12/31/16	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13		1.63
12/31/15	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14		1.32
12/31/14	12.50	.30 [6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13		2.30	[6]
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12		2.27

See end of tables for footnotes.

American Funds Insurance Series     191

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on										Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset				Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,			Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total		end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return		(in millions)	net assets	net assets
Growth-Income Fund
Class 1:
6/30/18[2,3]	$50.22	$.42	$2.94	$3.36	$(.14)	$(3.58)	$(3.72)	$49.86	6.58%[4]		$16,653.28%[5]		1.63%[5]
12/31/17	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68		15,765.28		1.69
12/31/16	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80		12,588.29		1.79
12/31/15	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72		10,747.29		1.59
12/31/14	50.72	.81	4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91		10,812.29		1.56
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82		9,857.29		1.49
Class 1A:
6/30/18[2,3]	50.15	.37	2.93	3.30	(.14)	(3.58)	(3.72)	49.73	6.46	[4]	6.53	[5]	1.42 [5]
12/31/17[2,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83	[4]	2.52	[5]	1.41 [5]
Class 2:
6/30/18[2,3]	49.71	.35	2.92	3.27	(.12)	(3.58)	(3.70)	49.28	6.44	[4]	13,816.53	[5]	1.38 [5]
12/31/17	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38		13,930.53		1.45
12/31/16	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51		12,854.54		1.54
12/31/15	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45		12,895.54		1.34
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63		14,337.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50		14,980.54		1.25
Class 3:
6/30/18[2,3]	50.29	.38	2.95	3.33	(.13)	(3.58)	(3.71)	49.91	6.50	[4]	163.46	[5]	1.45 [5]
12/31/17	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47		168.46		1.52
12/31/16	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59		156.47		1.61
12/31/15	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53		161.47		1.41
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71		185.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58		193.47		1.32
Class 4:
6/30/18[2,3]	49.31	.29	2.88	3.17	(.10)	(3.58)	(3.68)	48.80	6.33	[4]	915.78	[5]	1.14 [5]
12/31/17	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08		827.78		1.19
12/31/16	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25		495.79		1.29
12/31/15	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21		410.79		1.25
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34		30.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32		3.79		.96

192     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on											Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset				Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period		to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)		net assets		net assets
International Growth and Income Fund
Class 1:
6/30/18[2,3]	$17.72	$.30	$(.63)	$(.33)	$(.06)	$—	$(.06)	$17.33	(1.87)%[4]	$1,124.65%[5]				3.42%[5]
12/31/17	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66				2.75
12/31/16	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68				2.93
12/31/15	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68				2.60
12/31/14	17.48	.58 [6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740.68				3.32	[6]
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69				2.63
Class 1A:
6/30/18[2,3]	17.70	.28	(.63)	(.35)	(.06)	—	(.06)	17.29	(2.00)[4]	2.90			[5]	3.09	[5]
12/31/17[2,7]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [4]	2.91			[5]	1.99	[5]
Class 2:
6/30/18[2,3]	17.66	.28	(.63)	(.35)	(.05)	—	(.05)	17.26	(1.98)[4]	266.90			[5]	3.15	[5]
12/31/17	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91				2.60
12/31/16	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93				2.72
12/31/15	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93				2.32
12/31/14	17.43	.56 [6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93				3.21	[6]
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94				2.28
Class 4:
6/30/18[2,3]	17.58	.26	(.63)	(.37)	(.05)	—	(.05)	17.16	(2.12)[4]	74		1.15	[5]	2.98	[5]
12/31/17	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63		1.16		2.24
12/31/16	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/15	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26 [6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18

Capital Income Builder
Class 1:
6/30/18[2,3]	$10.40	$.17	$(.39)	$(.22)	$(.16)	$(.02)	$(.18)	$10.00	(2.11)%[4]	$288.53%[5]				3.45%[5]
12/31/17	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54				3.21
12/31/16	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54				3.39
12/31/15	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56				2.88
12/31/14[2,11]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [4]	20.56			[5]	2.87	[5]
Class 1A:
6/30/18[2,3]	10.39	.17	(.40)	(.23)	(.15)	(.02)	(.17)	9.99	(2.23)[4]	3.78			[5]	3.43	[5]
12/31/17[2,7]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [4]	1.79			[5]	2.63	[5]
Class 2:
6/30/18[2,3]	10.40	.17	(.41)	(.24)	(.15)	(.02)	(.17)	9.99	(2.32)[4]	3.78			[5]	3.38	[5]
12/31/17	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79				2.82
12/31/16	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[8]	.80		2.82
12/31/15	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[12]	—	[8]	.46	[12]	3.12	[12]
12/31/14[2,11]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [4,12]	—	[8]	.47	[5,12]	2.94	[5,12]
Class 4:
6/30/18[2,3]	10.38	.15	(.40)	(.25)	(.13)	(.02)	(.15)	9.98	(2.36)[4]	355		1.03	[5]	2.92	[5]
12/31/17	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/16	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/15	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[2,11]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]	55		1.06	[5]	2.08	[5]

See end of tables for footnotes.

American Funds Insurance Series     193

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
6/30/18[2,3]	$23.71	$.25	$.04	$.29	$(.09)	$(1.03)	$(1.12)	$22.88	1.14%[4]		$16,914.28%[5]		2.08%[5]
12/31/17	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51		16,556.29		1.90
12/31/16	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69		13,008.29		1.97
12/31/15	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64		10,913.29		1.85
12/31/14	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997.30		1.95
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515.31		1.71
Class 1A:
6/30/18[2,3]	23.69	.23	.02	.25	(.08)	(1.03)	(1.11)	22.83	1.00	[4]	7.53	[5]	1.91	[5]
12/31/17[2,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78	[4]	4.53	[5]	1.69	[5]
Class 2:
6/30/18[2,3]	23.49	.21	.03	.24	(.07)	(1.03)	(1.10)	22.63	.98	[4]	5,235.53	[5]	1.82	[5]
12/31/17	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23		5,480.54		1.64
12/31/16	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41		5,144.54		1.72
12/31/15	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40		5,008.54		1.60
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760.56		1.47
Class 3:
6/30/18[2,3]	23.73	.22	.05	.27	(.08)	(1.03)	(1.11)	22.89	1.07	[4]	35.46	[5]	1.89	[5]
12/31/17	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29		38.47		1.72
12/31/16	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49		35.47		1.79
12/31/15	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46		36.47		1.67
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81		42.49		1.54
Class 4:
6/30/18[2,3]	23.40	.18	.04	.22	(.07)	(1.03)	(1.10)	22.52	.86	[4]	3,736.78	[5]	1.59	[5]
12/31/17	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91		3,582.79		1.40
12/31/16	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16		2,861.79		1.47
12/31/15	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14		2,414.79		1.45
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89		1.79		1.22

194     American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Balanced Fund
Class 1:
6/30/18[2,3]	$12.75	$.14		$(.20)	$(.06)	$—	$—	$—	$12.69	(.47)%[4]	$111.70%[5]				2.19%[5]
12/31/17	11.08	.21		1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72				1.68
12/31/16	10.74	.19		.32	.51	(.17)	—	(.17)	11.08	4.73	64.72				1.73
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47.72				1.80
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37.71				2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36.70				2.05
Class 1A:
6/30/18[2,3]	12.74	.14		(.21)	(.07)	—	—	—	12.67	(.55)[4]	1.96			[5]	2.26	[5]
12/31/17[2,7]	11.18	.16		1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [4]	—	[8]	.94	[5]	1.27	[5]
Class 2:
6/30/18[2,3]	12.72	.12		(.19)	(.07)	—	—	—	12.65	(.55)[4]	206.95			[5]	1.89	[5]
12/31/17	11.06	.18		1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96				1.43
12/31/16	10.72	.16		.32	.48	(.14)	—	(.14)	11.06	4.48	178.97				1.48
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97				1.60
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179.96				1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156.95				1.79
Class 4:
6/30/18[2,3]	12.63	.11		(.20)	(.09)	—	—	—	12.54	(.71)[4]	69		1.20	[5]	1.72	[5]
12/31/17	11.00	.13		1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/16	10.69	.12		.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [12]	—	[8]	.67	[12]	2.07	[6,12]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [12]	—	[8]	.71	[12]	1.98	[12]

Bond Fund
Class 1:
6/30/18[2,3]	$10.82	$.14		$(.33)	$(.19)	$(.05)	$(.01)	$(.06)	$10.57	(1.76)%[4]	$6,532.38%[5]				2.60%[5]
12/31/17	10.80	.24		.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38				2.19
12/31/16	10.70	.21		.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38				1.91
12/31/15	11.08	.22		(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38				1.95
12/31/14	10.73	.23		.37	.60	(.25)	— [9]	(.25)	11.08	5.59	4,977.39				2.03
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39				2.01
Class 1A:
6/30/18[2,3]	10.80	.13		(.34)	(.21)	(.04)	(.01)	(.05)	10.54	(1.87)[4]	3.63			[5]	2.41	[5]
12/31/17[2,7]	10.82	.22		.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [4]	1.62			[5]	2.01	[5]
Class 2:
6/30/18[2,3]	10.69	.12		(.33)	(.21)	(.04)	(.01)	(.05)	10.43	(1.92)[4]	3,759.63			[5]	2.35	[5]
12/31/17	10.67	.21		.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63				1.94
12/31/16	10.58	.18		.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63				1.65
12/31/15	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63				1.69
12/31/14	10.61	.20		.36	.56	(.22)	— [9]	(.22)	10.95	5.28	4,565.64				1.79
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64				1.76
Class 4:
6/30/18[2,3]	10.68	.11		(.32)	(.21)	(.04)	(.01)	(.05)	10.42	(1.94)[4]	331.88			[5]	2.11	[5]
12/31/17	10.70	.19		.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88				1.72
12/31/16	10.61	.15		.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88				1.41
12/31/15	11.01	.16		(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88				1.47
12/31/14	10.69	.16		.39	.55	(.23)	— [9]	(.23)	11.01	5.15	29.89				1.43
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89				1.58

See end of tables for footnotes.

American Funds Insurance Series     195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Bond Fund
Class 1:
6/30/18[2,3]	$11.88	$.15	$(.33)	$(.18)	$(.03)	$(.04)	$(.07)	$11.63	(1.54)%[4]	$1,079.56%[5]				2.50%[5]
12/31/17	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56				2.37
12/31/16	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57				2.26
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57				2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194.57				2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56				2.37
Class 1A:
6/30/18[2,3]	11.87	.14	(.32)	(.18)	(.03)	(.04)	(.07)	11.62	(1.55)[4]	—	[8]	.80	[5]	2.35	[5]
12/31/17[2,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [4]	—	[8]	.72	[5]	2.27	[5]
Class 2:
6/30/18[2,3]	11.79	.13	(.32)	(.19)	(.02)	(.04)	(.06)	11.54	(1.59)[4]	1,118.81			[5]	2.26	[5]
12/31/17	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81				2.12
12/31/16	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82				2.01
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82				2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82				2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81				2.11
Class 4:
6/30/18[2,3]	11.70	.12	(.32)	(.20)	(.02)	(.04)	(.06)	11.44	(1.71)[4]	40		1.07	[5]	2.03	[5]
12/31/17	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/16	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/15	11.70	.21	(.71)	(.50)	— [9]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[8]	.79		2.25

196     American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
6/30/18[2,3]	$10.19	$.31	$(.26)	$.05	$(.11)	$—	$(.11)	$10.13	.48%	[4]	$611.49%[5]			6.20%[5]
12/31/17	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25		632.49			5.98
12/31/16	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83		949.49			6.18
12/31/15	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)		1,017.48			6.12
12/31/14	11.13	.67	(.59)	.08	(.67)	—	(.67)	10.54	.80		1,017.48			5.90
12/31/13	11.16	.75	.01	.76	(.79)	—	(.79)	11.13	6.89		856.48			6.54
Class 1A:
6/30/18[2,3]	10.18	.30	(.26)	.04	(.11)	—	(.11)	10.11	.37	[4]	1.73		[5]	5.99	[5]
12/31/17[2,7]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02	[4]	— [8]	.72	[5]	5.74	[5]
Class 2:
6/30/18[2,3]	10.03	.30	(.27)	.03	(.10)	—	(.10)	9.96	.35	[4]	738.74		[5]	5.95	[5]
12/31/17	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89		776.74			5.72
12/31/16	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69		799.74			5.92
12/31/15	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)		765.73			5.85
12/31/14	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63		929.73			5.67
12/31/13	11.03	.71	.01	.72	(.76)	—	(.76)	10.99	6.60		1,061.73			6.29
Class 3:
6/30/18[2,3]	10.23	.31	(.27)	.04	(.11)	—	(.11)	10.16	.35	[4]	12.67		[5]	6.03	[5]
12/31/17	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02		12.67			5.79
12/31/16	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68		13.67			5.99
12/31/15	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)		12.66			5.91
12/31/14	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59		16.66			5.74
12/31/13	11.18	.73	.02	.75	(.77)	—	(.77)	11.16	6.77		19.66			6.36
Class 4:
6/30/18[2,3]	10.82	.31	(.28)	.03	(.10)	—	(.10)	10.75	.27	[4]	33.99		[5]	5.69	[5]
12/31/17	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63		34.99			5.46
12/31/16	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29		21.99			5.55
12/31/15	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)		1.98			5.51
12/31/14	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35		— [8]	.98		5.49
12/31/13	11.16	.67	.08	.75	(.79)	—	(.79)	11.12	6.81		— [8]	.93		5.82

See end of tables for footnotes.

American Funds Insurance Series     197

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Mortgage Fund
Class 1:
6/30/18[2,3]	$10.47	$.10		$(.23)	$(.13)	$(.03)	$—	$(.03)	$10.31	(1.21)%[4]	$262.46%[5]			1.93%[5]
12/31/17	10.56	.16		— [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265.47			1.52
12/31/16	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269.46			1.39
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272.45			.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292.45			1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198.44			.35
Class 1A:
6/30/18[2,3]	10.46	.09		(.23)	(.14)	(.03)	—	(.03)	10.29	(1.31)[4]	1.70		[5]	1.76	[5]
12/31/17[2,7]	10.55	.14		— [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [4]	— [8]	.70	[5]	1.38	[5]
Class 2:
6/30/18[2,3]	10.45	.09		(.22)	(.13)	(.03)	—	(.03)	10.29	(1.26)[4]	60.71		[5]	1.68	[5]
12/31/17	10.54	.14		(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72			1.27
12/31/16	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63.71			1.14
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59.70			.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52.70			.91
12/31/13	10.46	—	[9]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49.69			(.02)
Class 4:
6/30/18[2,3]	10.38	.07		(.22)	(.15)	(.03)	—	(.03)	10.20	(1.38)[4]	16.96		[5]	1.45	[5]
12/31/17	10.48	.11		— [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12.97			1.03
12/31/16	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8.96			.86
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11.97			.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1.94			.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[12]	— [8]	.38	[12]	.23	[12]

198     American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
6/30/18[2,3]	$11.29	$.08	$(.01)		$.07	$(.02)	$—	$(.02)	$11.34	.65%	[4]	$36.33%[5]			1.38%[5]
12/31/17	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66		37.35			.68
12/31/16[13]	11.26	.01	—	[9]	.01	—	—	—	11.27	.09		37.35			.11
12/31/15	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)		39.34			(.24)
12/31/14	11.31	(.03)	—		(.03)	—	—	—	11.28	(.27)		49.34			(.26)
12/31/13	11.34	(.03)	—	[9]	(.03)	—	—	—	11.31	(.27)		57.34			(.24)
Class 1A:
6/30/18[2,3]	11.29	.08	(.01)		.07	(.02)	—	(.02)	11.34	.65	[4]	— [8]	.33	[5]	1.38 [5]
12/31/17[2,7]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67	[4]	— [8]	.34	[5]	.69 [5]
Class 2:
6/30/18[2,3]	11.01	.06	—	[9]	.06	(.02)	—	(.02)	11.05	.53	[4]	237.58		[5]	1.13 [5]
12/31/17	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46		249.60			.42
12/31/16[13]	11.01	(.02)	—	[9]	(.02)	—	—	—	10.99	(.18)		297.60			(.14)
12/31/15	11.06	(.05)	—	[9]	(.05)	—	—	—	11.01	(.45)		302.59			(.49)
12/31/14	11.12	(.06)	—		(.06)	—	—	—	11.06	(.54)		331.59			(.51)
12/31/13	11.17	(.05)	—	[9]	(.05)	—	—	—	11.12	(.45)		395.59			(.49)
Class 3:
6/30/18[2,3]	11.12	.07	—	[9]	.07	(.02)	—	(.02)	11.17	.63	[4]	5.51		[5]	1.21 [5]
12/31/17	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54		4.53			.50
12/31/16[13]	11.11	(.01)	—	[9]	(.01)	—	—	—	11.10	(.09)		4.53			(.08)
12/31/15	11.16	(.05)	—	[9]	(.05)	—	—	—	11.11	(.45)		6.52			(.42)
12/31/14	11.21	(.05)	—		(.05)	—	—	—	11.16	(.45)		8.52			(.44)
12/31/13	11.26	(.05)	—	[9]	(.05)	—	—	—	11.21	(.44)		8.52			(.42)
Class 4:
6/30/18[2,3]	11.13	.05	—	[9]	.05	(.01)	—	(.01)	11.17	.47	[4]	14.83		[5]	.88 [5]
12/31/17	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16		15.85			.19
12/31/16[13]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)		13.85			(.40)
12/31/15	11.25	(.08)	—	[9]	(.08)	—	—	—	11.17	(.71)		16.85			(.74)
12/31/14	11.30	(.09)	.04		(.05)	—	—	—	11.25	(.44)		7.84			(.77)
12/31/13	11.34	(.04)	—	[9]	(.04)	—	—	—	11.30	(.35	)12	— [8]	.37	[12]	(.32) [12]

See end of tables for footnotes.

American Funds Insurance Series     199

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/18[2,3]	$12.08	$.12	$(.26)	$(.14)	$(.04)	$ —	$(.04)	$11.90	(1.08)%[4]	$1,526.36%[5]			2.00%[5]
12/31/17	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558.36			1.68
12/31/16	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467.36			1.31
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426.35			1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723.35			1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584.35			.67
Class 1A:
6/30/18[2,3]	12.08	.11	(.26)	(.15)	(.04)	—	(.04)	11.89	(1.25)[4]	1.60		[5]	1.86	[5]
12/31/17[2,7]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [4]	— [8]	.58	[5]	1.53	[5]
Class 2:
6/30/18[2,3]	11.96	.10	(.25)	(.15)	(.03)	—	(.03)	11.78	(1.22)[4]	1,412.61		[5]	1.75	[5]
12/31/17	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473.61			1.43
12/31/16	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503.61			1.05
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579.60			.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717.60			1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801.60			.42
Class 3:
6/30/18[2,3]	12.11	.11	(.26)	(.15)	(.04)	—	(.04)	11.92	(1.19)[4]	9.54		[5]	1.82	[5]
12/31/17	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10.54			1.50
12/31/16	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11.54			1.12
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11.53			.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13.53			1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14.53			.47
Class 4:
6/30/18[2,3]	11.98	.09	(.25)	(.16)	(.03)	—	(.03)	11.79	(1.33)[4]	67.86		[5]	1.51	[5]
12/31/17	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62.86			1.18
12/31/16	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57.86			.82
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46.85			.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21.85			.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	— [8]	.84		.68

200    American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)						Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]
Managed Risk Growth Fund
Class P1:
6/30/18[2,3]	$13.22	$.01		$.73	$.74	$(.10)	$(.89)	$(.99)	$12.97	5.41%[4,12]		$2.41%[5,12]				.36%[5,12]		.71%[5,12]		.10%[5,12]
12/31/17	10.71	.08		2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23	[12]	2.42			[12]	.36	[12]	.70	[12]	.69	[12]
12/31/16	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89	[12]	1.50			[12]	.34	[12]	.68	[12]	.79	[12]
12/31/15	11.37	.09		.03	.12	—	—	—	11.49	1.06	[12]	—	[8]	.53	[12]	.29	[12]	.63	[12]	.80	[12]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[12]	—	[8]	.50	[12]	.32	[12]	.65	[12]	2.71	[12]
12/31/13[2,16]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[4,12]	—	[8]	.88	[5,12]	.25	[5,12]	.58	[5,12]	1.64	[5,12]
Class P2:
6/30/18[2,3]	13.14	(.01)		.72	.71	(.06)	(.89)	(.95)	12.90	5.26	[4]	320.68			[5]	.62	[5]	.97	[5]	(.18)[5]
12/31/17	10.64	.04		2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99		286.69				.63		.97		.34
12/31/16	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200.79				.63		.97		.43
12/31/15	11.35	.04		.04	.08	—	—	—	11.43	.71		146.89				.66		1.00		.31
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79.87				.69		1.02		1.01
12/31/13[2,16]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[4,12]	28		1.05	[5,12]	.52	[5,12]	.85	[5,12]	1.69	[5,12]

Managed Risk International Fund
Class P1:
6/30/18[2,3]	$11.25	$.03		$(.09)	$(.06)	$(.13)	$(.05)	$(.18)	$11.01	(.50)%[4,12]		$—	[8]	.27%[5,12]		.21%[5,12]		.70%[5,12]		.46%[5,12]
12/31/17	8.89	.11		2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28	[12]	—	[8]	.28	[12]	.20	[12]	.69	[12]	1.13	[12]
12/31/16	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[12]		—	[8]	.39	[12]	.23	[12]	.74	[12]	1.15	[12]
12/31/15	10.10	.18		(.80)	(.62)	— [9]	—	— [9]	9.48	(6.12)[12]		—	[8]	.45	[12]	.21	[12]	.72	[12]	1.75	[12]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[12]		—	[8]	.50	[12]	.25	[12]	.76	[12]	1.33	[12]
12/31/13[2,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[4,12]	—	[8]	1.05	[5,12]	.23	[5,12]	.73	[5,12]	1.92	[5,12]
Class P2:
6/30/18[2,3]	11.15	—	[9]	(.08)	(.08)	(.10)	(.05)	(.15)	10.92	(.76)[4]		155.70			[5]	.62	[5]	1.11	[5]	(.05)[5]
12/31/17	8.83	.11		2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69		148.71				.63		1.12		1.03
12/31/16	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)		97.79				.63		1.14		.97
12/31/15	10.09	.13		(.79)	(.66)	— [9]	—	— [9]	9.43	(6.52)		83.90				.66		1.17		1.30
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46.91				.67		1.18		1.51
12/31/13[2,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[4,12]	17		1.19	[5,12]	.44	[5,12]	.94	[5,12]	2.66	[5,12]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/18[2,3]	$13.04	$.04		$(.27)	$(.23)	$(.21)	$(.44)	$(.65)	$12.16	(1.80)%[4,12]		$—	[8]	.27%[5,12]		.22%[5,12]		.61%[5,12]		.62%[5,12]
12/31/17	11.67	.19		1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48	[12]	—	[8]	.30	[12]	.25	[12]	.64	[12]	1.59	[12]
12/31/16	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77	[12]	—	[8]	.43	[12]	.27	[12]	.67	[12]	1.83	[12]
12/31/15	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[12]		—	[8]	.50	[12]	.27	[12]	.66	[12]	1.64	[12]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58	[12]	—	[8]	.50	[12]	.31	[12]	.70	[12]	3.43	[12]
12/31/13[2,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[4,12]	—	[8]	.84	[5,12]	.24	[5,12]	.64	[5,12]	2.80	[5,12]
Class P2:
6/30/18[2,3]	12.96	.01		(.26)	(.25)	(.21)	(.44)	(.65)	12.06	(2.04)[4]		351.67			[5]	.62	[5]	1.01	[5]	.21	[5]
12/31/17	11.61	.17		1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03		367.68				.63		1.02		1.43
12/31/16	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39		291.79				.63		1.03		2.04
12/31/15	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)		137.89				.66		1.05		1.57
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10		98.88				.69		1.08		4.27
12/31/13[2,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[4,12]	26		1.04	[5,12]	.54	[5,12]	.94	[5,12]	3.91	[5,12]

See end of tables for footnotes.

American Funds Insurance Series     201

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)					Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]
Managed Risk Growth-Income Fund
Class P1:
6/30/18[2,3]	$12.66	$.02		$.43	$.45	$(.16)	$(.57)	$(.73)	$12.38	3.47%[4,12]		$3.43%[5,12]			.36%[5,12]		.65%[5,12]		.28%[5,12]
12/31/17	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64	[12]	2.44		[12]	.37	[12]	.66	[12]	1.61	[12]
12/31/16	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49	[12]	1.52		[12]	.36	[12]	.64	[12]	1.46	[12]
12/31/15	11.67	.25		(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[12]		1.56		[12]	.31	[12]	.59	[12]	2.17	[12]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[12]	— [8]	.45	[12]	.25	[12]	.52	[12]	2.94	[12]
12/31/13[2,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[4,12]	— [8]	.92	[5,12]	.23	[5,12]	.50	[5,12]	2.01	[5,12]
Class P2:
6/30/18[2,3]	12.58	—	[9]	.43	.43	(.12)	(.57)	(.69)	12.32	3.39	[4]	225.69		[5]	.62	[5]	.91	[5]	.02	[5]
12/31/17	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40		206.70			.63		.92		1.08
12/31/16	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08		160.79			.63		.91		1.13
12/31/15	11.65	.12		(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122.89			.66		.94		1.04
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76.87			.69		.96		1.38
12/31/13[2,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[4,12]	24	1.09	[5,12]	.50	[5,12]	.77	[5,12]	2.73	[5,12]

Managed Risk Asset Allocation Fund
Class P1:
6/30/18[2,3]	$13.59	$.03		$(.04)	$(.01)	$(.18)	$(.53)	$(.71)	$12.87	(.14)%[4]		$1,719.41%[5]			.36%[5]		.64%[5]		.40%[5]
12/31/17	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06		1,656.43			.38		.66		1.45
12/31/16	11.72	.19		.67	.86	(.19)	(.37)	(.56)	12.02	7.57		1,217.43			.38		.66		1.65
12/31/15	12.29	.25		(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)		712.54			.40		.68		2.06
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24		277.53			.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[12]	112.55		[12]	.47	[12]	.75	[12]	2.37	[12]
Class P2:
6/30/18[2,3]	13.55	.01		(.03)	(.02)	(.15)	(.53)	(.68)	12.85	(.26)[4]		2,746.66		[5]	.61	[5]	.89	[5]	.13	[5]
12/31/17	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80		2,798.68			.63		.91		1.13
12/31/16	11.71	.14		.69	.83	(.16)	(.37)	(.53)	12.01	7.27		2,342.68			.63		.91		1.20
12/31/15	12.27	.14		(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953.79			.66		.94		1.16
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91		1,780.79			.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[12]	795.80		[12]	.73	[12]	1.01	[12]	2.43	[12]

Portfolio turnover rate for all share classes,	Six months ended	Period ended December 31
excluding mortgage dollar roll transactions[17]	June 30, 2018[2,3,4]	2017	2016	2015	2014	2013

Capital Income Builder	21%	59%	41%	38%	24%[4,11]	Not available
Asset Allocation Fund	13	39	43	28	42
Global Balanced Fund	16	28	43	36	40
Bond Fund	49	153	108	141	121
Global Bond Fund	49	74	70	88	134
Mortgage Fund	29	98	113	138	108
U.S. Government/AAA-Rated Securities Fund	33	120	273	352	88

202     American Funds Insurance Series

Portfolio turnover rate for all share classes,	Six months ended	Year ended December 31
including mortgage dollar roll transactions[17]	June 30, 2018[2,3,4]	2017		2016		2015	2014		2013
Global Growth Fund	10%	31%		27%		29%	22%		39%
Global Small Capitalization Fund	16	33		40		36	28		36
Growth Fund	11	24		26		20	29		19
International Fund	16	29		31		37	18		21
New World Fund	19	56		32		39	36		43
Blue Chip Income and Growth Fund	29	34		30		26	37		30
Global Growth and Income Fund	14	41		57		37	28		31
Growth-Income Fund	17	27		27		25	25		19
International Growth and Income Fund	20	51		32		35	34		34
Capital Income Builder	56	88		53		128	35	[4,11]
Asset Allocation Fund	41	85		83		76	88		74
Global Balanced Fund	26	41		65		76	73		81
Bond Fund	269	502		375		434	365		354
Global Bond Fund	72	105		154		159	200		213
High-Income Bond Fund	33	78		89		66	54		64
Mortgage Fund	477	680		713		1103	790		715
U.S. Government/AAA-Rated Securities Fund	241	551		539		901	387		621
Ultra-Short Bond Fund	— [18]	—	[18]	—	[13,18]	N/A	N/A		N/A
Managed Risk Growth Fund	5	25		15		16	22		10	[2,4,16]
Managed Risk International Fund	6	25		26		15	22		6	[2,4,16]
Managed Risk Blue Chip Income and Growth Fund	7	32		9		20	22		3	[2,4,16]
Managed Risk Growth-Income Fund	4	26		14		11	28		2	[2,4,16]
Managed Risk Asset Allocation Fund	1	1		3		3	3		3

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Annualized.
[6]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	Refer to Note 5 for further information on mortgage dollar rolls.
[18]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Insurance Series     203

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2018, through June 30, 2018).

Actual expenses:
The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

204     American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2018	6/30/2018	period[1]	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,031.77	$2.72	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 1A – actual return	1,000.00	1,030.66	3.98	.79
Class 1A – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	1,030.27	3.98	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 4 – actual return	1,000.00	1,029.16	5.23	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,045.83	$3.70	.73%
Class 1 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 1A – actual return	1,000.00	1,044.90	4.92	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 2 – actual return	1,000.00	1,044.62	4.97	.98
Class 2 – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 4 – actual return	1,000.00	1,043.26	6.23	1.23
Class 4 – assumed 5% return	1,000.00	1,018.70	6.16	1.23
Growth Fund
Class 1 – actual return	$1,000.00	$1,099.51	$1.77	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return	1,000.00	1,098.14	3.07	.59
Class 1A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 2 – actual return	1,000.00	1,098.28	3.07	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	1,098.63	2.71	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	1,096.83	4.37	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84
International Fund
Class 1 – actual return	$1,000.00	$999.79	$2.58	.52%
Class 1 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 1A – actual return	1,000.00	998.70	3.82	.77
Class 1A – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 2 – actual return	1,000.00	998.45	3.82	.77
Class 2 – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 3 – actual return	1,000.00	999.00	3.47	.70
Class 3 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 4 – actual return	1,000.00	997.25	5.05	1.02
Class 4 – assumed 5% return	1,000.00	1,019.74	5.11	1.02
New World Fund
Class 1 – actual return	$1,000.00	$961.10	$3.65	.75%
Class 1 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 1A – actual return	1,000.00	960.11	4.86	1.00
Class 1A – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 2 – actual return	1,000.00	959.91	4.86	1.00
Class 2 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 4 – actual return	1,000.00	958.72	6.07	1.25
Class 4 – assumed 5% return	1,000.00	1,018.60	6.26	1.25

See end of tables for footnotes.

American Funds Insurance Series     205

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2018	6/30/2018	period[1]	ratio
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,004.71	$2.04	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 1A – actual return	1,000.00	1,003.23	3.28	.66
Class 1A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 2 – actual return	1,000.00	1,002.92	3.28	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,001.37	4.52	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$992.10	$3.06	.62%
Class 1 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 1A – actual return	1,000.00	990.11	4.29	.87
Class 1A – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 2 – actual return	1,000.00	991.02	4.29	.87
Class 2 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 4 – actual return	1,000.00	988.75	5.52	1.12
Class 4 – assumed 5% return	1,000.00	1,019.24	5.61	1.12
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,065.81	$1.43	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return	1,000.00	1,064.62	2.71	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	1,064.43	2.71	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 – actual return	1,000.00	1,065.03	2.36	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 4 – actual return	1,000.00	1,063.25	3.99	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$981.29	$3.19	.65%
Class 1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 1A – actual return	1,000.00	979.96	4.42	.90
Class 1A – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 2 – actual return	1,000.00	980.25	4.42	.90
Class 2 – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 4 – actual return	1,000.00	978.77	5.64	1.15
Class 4 – assumed 5% return	1,000.00	1,019.09	5.76	1.15
Capital Income Builder
Class 1 – actual return	$1,000.00	$978.89	$2.60	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 1A – actual return	1,000.00	977.74	3.82	.78
Class 1A – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 – actual return	1,000.00	976.82	3.82	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 4 – actual return	1,000.00	976.42	5.05	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03

206     American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2018	6/30/2018	period[1]	ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,011.43	$1.40	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return	1,000.00	1,009.98	2.64	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	1,009.82	2.64	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 – actual return	1,000.00	1,010.71	2.29	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 4 – actual return	1,000.00	1,008.65	3.88	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Global Balanced Fund
Class 1 – actual return	$1,000.00	$995.29	$3.46	.70%
Class 1 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 1A – actual return	1,000.00	994.51	4.75	.96
Class 1A – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 2 – actual return	1,000.00	994.49	4.70	.95
Class 2 – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 – actual return	1,000.00	992.88	5.93	1.20
Class 4 – assumed 5% return	1,000.00	1,018.84	6.01	1.20
Bond Fund
Class 1 – actual return	$1,000.00	$982.41	$1.87	.38%
Class 1 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 1A – actual return	1,000.00	981.35	3.09	.63
Class 1A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 2 – actual return	1,000.00	980.84	3.09	.63
Class 2 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 4 – actual return	1,000.00	980.58	4.32	.88
Class 4 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Global Bond Fund
Class 1 – actual return	$1,000.00	$984.61	$2.76	.56%
Class 1 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 1A – actual return	1,000.00	984.53	3.94	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 2 – actual return	1,000.00	984.07	3.98	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 – actual return	1,000.00	982.94	5.26	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

See end of tables for footnotes.

American Funds Insurance Series     207

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2018	6/30/2018	period[1]	ratio
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,004.83	$2.44	.49%
Class 1 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 1A – actual return	1,000.00	1,003.71	3.63	.73
Class 1A – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 – actual return	1,000.00	1,003.46	3.68	.74
Class 2 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 3 – actual return	1,000.00	1,003.52	3.33	.67
Class 3 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 – actual return	1,000.00	1,002.74	4.92	.99
Class 4 – assumed 5% return	1,000.00	1,019.89	4.96	.99
Mortgage Fund
Class 1 – actual return	$1,000.00	$987.90	$2.27	.46%
Class 1 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 1A – actual return	1,000.00	986.87	3.45	.70
Class 1A – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 – actual return	1,000.00	987.45	3.50	.71
Class 2 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 4 – actual return	1,000.00	986.21	4.73	.96
Class 4 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,006.47	$1.64	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 1A – actual return	1,000.00	1,006.48	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 – actual return	1,000.00	1,005.28	2.88	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 – actual return	1,000.00	1,006.28	2.54	.51
Class 3 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	1,004.73	4.13	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$989.20	$1.78	.36%
Class 1 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 1A – actual return	1,000.00	987.50	2.96	.60
Class 1A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 – actual return	1,000.00	987.82	3.01	.61
Class 2 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 3 – actual return	1,000.00	988.07	2.66	.54
Class 3 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 4 – actual return	1,000.00	986.66	4.24	.86
Class 4 – assumed 5% return	1,000.00	1,020.53	4.31	.86

208     American Funds Insurance Series

	Beginning	Ending	Expenses			Effective		Effective
	account value	account value	paid during		Annualized	expenses paid		annualized
	1/1/2018	6/30/2018	period	[1,2]	expense ratio [2]	during period	[3]	expense ratio [4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,054.08	$1.83		.36%	$3.62		.71%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81		.36	3.56		.71
Class P2 – actual return	1,000.00	1,052.61	3.16		.62	4.94		.97
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11		.62	4.86		.97
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$995.01	$1.04		.21%	$3.46		.70%
Class P1 – assumed 5% return	1,000.00	1,023.75	1.05		.21	3.51		.70
Class P2 – actual return	1,000.00	992.36	3.06		.62	5.48		1.11
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11		.62	5.56		1.11
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$981.97	$1.08		.22%	$3.00		.61%
Class P1 – assumed 5% return	1,000.00	1,023.70	1.10		.22	3.06		.61
Class P2 – actual return	1,000.00	979.60	3.04		.62	4.96		1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11		.62	5.06		1.01
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,034.70	$1.82		.36%	$3.28		.65%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81		.36	3.26		.65
Class P2 – actual return	1,000.00	1,033.87	3.13		.62	4.59		.91
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11		.62	4.56		.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$998.57	$1.78		.36%	$3.17		.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81		.36	3.21		.64
Class P2 – actual return	1,000.00	997.44	3.02		.61	4.41		.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06		.61	4.46		.89

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

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210     American Funds Insurance Series

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212     American Funds Insurance Series

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214     American Funds Insurance Series

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American Funds Insurance Series     215

Offices of the series and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment subadviser
Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

216     American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series’ prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2018, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2018, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, American Funds® by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital System	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 93% of 10-year periods and 100% of 20-year periods. Our fixed income funds have beaten comparable Lipper indexes in 69% of 10-year periods and 84% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2018.
[2]	Based on Class 1 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund.
[3]	Based on management fees for the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0818P

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

John Hancock

Variable Insurance Trust

Semiannual Report

June 30, 2018

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.0%
Consumer discretionary – 12.5%
Auto components – 0.2%
Aptiv PLC	57,901	$5,305,469
BorgWarner, Inc.	42,758	1,845,435
The Goodyear Tire & Rubber Company	53,111	1,236,955
		8,387,859
Automobiles – 0.4%
Ford Motor Company	855,908	9,474,902
General Motors Company	277,368	10,928,299
Harley-Davidson, Inc.	36,704	1,544,504
		21,947,705
Distributors – 0.1%
Genuine Parts Company	32,083	2,944,899
LKQ Corp. (A)	67,554	2,154,973
		5,099,872
Diversified consumer services – 0.0%
H&R Block, Inc.	46,711	1,064,077
Hotels, restaurants and leisure – 1.6%
Carnival Corp.	89,204	5,112,281
Chipotle Mexican Grill, Inc. (A)	5,394	2,326,810
Darden Restaurants, Inc.	26,958	2,886,123
Hilton Worldwide Holdings, Inc.	61,100	4,836,676
Marriott International, Inc., Class A	64,903	8,216,720
McDonald’s Corp.	171,682	26,900,853
MGM Resorts International	108,953	3,162,906
Norwegian Cruise Line Holdings, Ltd. (A)	44,907	2,121,856
Royal Caribbean Cruises, Ltd.	36,822	3,814,759
Starbucks Corp.	301,733	14,739,657
Wynn Resorts, Ltd.	18,525	3,099,974
Yum! Brands, Inc.	70,665	5,527,416
		82,746,031
Household durables – 0.3%
D.R. Horton, Inc.	75,583	3,098,903
Garmin, Ltd.	23,904	1,458,144
Leggett & Platt, Inc.	28,947	1,292,194
Lennar Corp., A Shares	59,365	3,116,663
Mohawk Industries, Inc. (A)	13,789	2,954,569
Newell Brands, Inc.	106,224	2,739,517
PulteGroup, Inc.	58,074	1,669,628
Whirlpool Corp.	14,098	2,061,551
		18,391,169
Internet and direct marketing retail – 4.1%
Amazon.com, Inc. (A)	88,064	149,691,187
Booking Holdings, Inc. (A)	10,535	21,355,393
Expedia Group, Inc.	26,460	3,180,227
Netflix, Inc. (A)	95,051	37,205,813
TripAdvisor, Inc. (A)(B)	23,484	1,308,294
		212,740,914
Leisure products – 0.1%
Hasbro, Inc.	24,693	2,279,411
Mattel, Inc. (B)	76,628	1,258,232
		3,537,643
Media – 2.2%
CBS Corp., Class B	74,290	4,176,584
Charter Communications, Inc., Class A (A)	40,532	11,884,388
Comcast Corp., Class A	1,004,241	32,949,147
Discovery, Inc., Series A (A)(B)	34,932	960,630
Discovery, Inc., Series C (A)	73,990	1,886,745
DISH Network Corp., Class A (A)	50,775	1,706,548
News Corp., Class A	83,238	1,290,189
News Corp., Class B	25,493	404,064
Omnicom Group, Inc.	49,627	3,785,051
The Interpublic Group of Companies, Inc.	83,605	1,959,701

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
The Walt Disney Company	325,149	$34,078,867
Twenty-First Century Fox, Inc., Class A	231,048	11,480,775
Twenty-First Century Fox, Inc., Class B	95,972	4,728,540
Viacom, Inc., Class B	76,473	2,306,426
		113,597,655
Multiline retail – 0.5%
Dollar General Corp.	55,586	5,480,780
Dollar Tree, Inc. (A)	52,100	4,428,500
Kohl’s Corp.	36,829	2,684,834
Macy’s, Inc.	67,243	2,516,905
Nordstrom, Inc.	26,268	1,360,157
Target Corp.	116,588	8,874,679
		25,345,855
Specialty retail – 2.2%
Advance Auto Parts, Inc.	16,320	2,214,624
AutoZone, Inc. (A)	5,825	3,908,167
Best Buy Company, Inc.	53,632	3,999,875
CarMax, Inc. (A)	38,792	2,826,773
Foot Locker, Inc.	25,835	1,360,213
L Brands, Inc.	52,700	1,943,576
Lowe’s Companies, Inc.	179,741	17,177,847
O’Reilly Automotive, Inc. (A)	17,911	4,899,912
Ross Stores, Inc.	82,606	7,000,859
The Gap, Inc.	47,380	1,534,638
The Home Depot, Inc.	252,235	49,211,049
The TJX Companies, Inc.	137,134	13,052,414
Tiffany & Company	22,130	2,912,308
Tractor Supply Company	26,683	2,040,983
Ulta Beauty, Inc. (A)	12,444	2,905,176
		116,988,414
Textiles, apparel and luxury goods – 0.8%
Hanesbrands, Inc. (B)	78,967	1,738,853
Michael Kors Holdings, Ltd. (A)	32,697	2,177,620
NIKE, Inc., Class B	280,505	22,350,638
PVH Corp.	16,904	2,530,867
Ralph Lauren Corp.	12,062	1,516,435
Tapestry, Inc.	63,524	2,967,206
Under Armour, Inc., Class A (A)(B)	40,491	910,238
Under Armour, Inc., Class C (A)	40,526	854,288
VF Corp.	71,402	5,820,691
		40,866,836
		650,714,030
Consumer staples – 6.7%
Beverages – 1.7%
Brown-Forman Corp., Class B	57,011	2,794,109
Constellation Brands, Inc., Class A	36,760	8,045,661
Molson Coors Brewing Company, Class B	40,265	2,739,631
Monster Beverage Corp. (A)	89,900	5,151,270
PepsiCo, Inc.	309,889	33,737,615
The Coca-Cola Company	837,667	36,740,075
		89,208,361
Food and staples retailing – 1.4%
Costco Wholesale Corp.	95,915	20,044,317
Sysco Corp.	105,053	7,174,069
The Kroger Company	177,754	5,057,101
Walgreens Boots Alliance, Inc.	186,503	11,192,978
Walmart, Inc.	316,193	27,081,930
		70,550,395
Food products – 1.1%
Archer-Daniels-Midland Company	121,939	5,588,464
Campbell Soup Company (B)	41,799	1,694,531
Conagra Brands, Inc.	85,980	3,072,065

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
General Mills, Inc.	129,622	$5,737,070
Hormel Foods Corp. (B)	59,624	2,218,609
Kellogg Company	54,548	3,811,269
McCormick & Company, Inc. (B)	26,759	3,106,452
Mondelez International, Inc., Class A	322,467	13,221,147
The Hershey Company	30,493	2,837,679
The J.M. Smucker Company	24,623	2,646,480
The Kraft Heinz Company	130,864	8,220,876
Tyson Foods, Inc., Class A	65,426	4,504,580
		56,659,222
Household products – 1.3%
Church & Dwight Company, Inc.	53,108	2,823,221
Colgate-Palmolive Company	190,821	12,367,109
Kimberly-Clark Corp.	76,504	8,058,931
The Clorox Company	28,533	3,859,088
The Procter & Gamble Company	549,904	42,925,506
		70,033,855
Personal products – 0.2%
Coty, Inc., Class A	103,892	1,464,877
The Estee Lauder Companies, Inc., Class A	48,935	6,982,535
		8,447,412
Tobacco – 1.0%
Altria Group, Inc.	413,969	23,509,300
Philip Morris International, Inc.	339,892	27,442,880
		50,952,180
		345,851,425
Energy – 6.1%
Energy equipment and services – 0.7%
Baker Hughes, a GE Company	90,738	2,997,076
Halliburton Company	191,423	8,625,520
Helmerich & Payne, Inc.	24,105	1,536,935
National Oilwell Varco, Inc.	83,940	3,642,996
Schlumberger, Ltd.	302,761	20,294,070
TechnipFMC PLC	95,307	3,025,044
		40,121,641
Oil, gas and consumable fuels – 5.4%
Anadarko Petroleum Corp.	112,594	8,247,511
Andeavor	30,397	3,987,478
Apache Corp.	83,968	3,925,504
Cabot Oil & Gas Corp.	98,611	2,346,942
Chevron Corp.	417,821	52,825,109
Cimarex Energy Company	20,916	2,127,994
Concho Resources, Inc. (A)	32,496	4,495,822
ConocoPhillips	255,868	17,813,530
Devon Energy Corp.	114,331	5,025,991
EOG Resources, Inc.	126,658	15,760,055
EQT Corp.	55,120	3,041,522
Exxon Mobil Corp.	925,725	76,585,225
Hess Corp.	57,183	3,824,971
HollyFrontier Corp.	38,589	2,640,645
Kinder Morgan, Inc.	413,374	7,304,319
Marathon Oil Corp.	186,233	3,884,820
Marathon Petroleum Corp.	100,988	7,085,318
Newfield Exploration Company (A)	44,217	1,337,564
Noble Energy, Inc.	105,791	3,732,306
Occidental Petroleum Corp.	167,374	14,005,856
ONEOK, Inc.	90,196	6,298,387
Phillips 66	91,897	10,320,952
Pioneer Natural Resources Company	37,195	7,038,782
The Williams Companies, Inc.	180,874	4,903,494

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	94,341	$10,455,813
		279,015,910
		319,137,551
Financials – 13.4%
Banks – 6.0%
Bank of America Corp.	2,062,075	58,129,894
BB&T Corp.	170,621	8,606,123
Citigroup, Inc.	557,676	37,319,678
Citizens Financial Group, Inc.	105,974	4,122,389
Comerica, Inc.	37,742	3,431,503
Fifth Third Bancorp	149,581	4,292,975
Huntington Bancshares, Inc.	240,271	3,546,400
JPMorgan Chase & Co.	744,557	77,582,839
KeyCorp	231,131	4,516,300
M&T Bank Corp.	31,787	5,408,558
People’s United Financial, Inc.	77,476	1,401,541
Regions Financial Corp.	244,639	4,349,681
SunTrust Banks, Inc.	102,037	6,736,483
SVB Financial Group (A)	11,520	3,326,515
The PNC Financial Services Group, Inc.	102,726	13,878,283
U.S. Bancorp	340,875	17,050,568
Wells Fargo & Company	959,116	53,173,391
Zions Bancorporation	42,888	2,259,769
		309,132,890
Capital markets – 2.9%
Affiliated Managers Group, Inc.	11,756	1,747,765
Ameriprise Financial, Inc.	31,505	4,406,919
BlackRock, Inc.	26,958	13,453,120
Cboe Global Markets, Inc.	24,470	2,546,593
CME Group, Inc.	74,430	12,200,566
E*TRADE Financial Corp. (A)	57,999	3,547,219
Franklin Resources, Inc.	69,763	2,235,904
Intercontinental Exchange, Inc.	126,859	9,330,479
Invesco, Ltd.	90,302	2,398,421
Moody’s Corp.	36,525	6,229,704
Morgan Stanley	298,117	14,130,746
MSCI, Inc.	19,465	3,220,095
Nasdaq, Inc.	25,844	2,358,782
Northern Trust Corp.	46,327	4,766,585
Raymond James Financial, Inc.	28,333	2,531,554
S&P Global, Inc.	54,945	11,202,736
State Street Corp.	80,059	7,452,692
T. Rowe Price Group, Inc.	52,871	6,137,794
The Bank of New York Mellon Corp.	221,045	11,920,957
The Charles Schwab Corp.	262,577	13,417,685
The Goldman Sachs Group, Inc.	76,744	16,927,424
		152,163,740
Consumer finance – 0.7%
American Express Company	156,149	15,302,602
Capital One Financial Corp.	106,502	9,787,534
Discover Financial Services	76,305	5,372,635
Synchrony Financial	155,685	5,196,765
		35,659,536
Diversified financial services – 1.5%
Berkshire Hathaway, Inc., Class B (A)	420,875	78,556,319
Jefferies Financial Group, Inc.	65,314	1,485,240
		80,041,559
Insurance – 2.3%
Aflac, Inc.	169,748	7,302,559
American International Group, Inc.	196,748	10,431,579
Aon PLC	53,281	7,308,555
Arthur J. Gallagher & Company	39,887	2,603,823
Assurant, Inc.	11,811	1,222,320

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Brighthouse Financial, Inc. (A)	20,492	$821,114
Chubb, Ltd.	101,856	12,937,749
Cincinnati Financial Corp.	32,349	2,162,854
Everest Re Group, Ltd.	8,911	2,053,807
Lincoln National Corp.	48,071	2,992,420
Loews Corp.	57,209	2,762,051
Marsh & McLennan Companies, Inc.	111,100	9,106,867
MetLife, Inc.	222,300	9,692,280
Principal Financial Group, Inc.	58,426	3,093,657
Prudential Financial, Inc.	91,604	8,565,890
The Allstate Corp.	76,660	6,996,758
The Hartford Financial Services Group, Inc.	78,596	4,018,613
The Progressive Corp.	127,110	7,518,557
The Travelers Companies, Inc.	59,088	7,228,826
Torchmark Corp.	23,251	1,892,864
Unum Group	48,662	1,800,007
Willis Towers Watson PLC	28,726	4,354,862
XL Group, Ltd.	56,525	3,162,574
		120,030,586
		697,028,311
Health care – 13.7%
Biotechnology – 2.5%
AbbVie, Inc.	331,317	30,696,520
Alexion Pharmaceuticals, Inc. (A)	48,812	6,060,010
Amgen, Inc.	145,617	26,879,442
Biogen, Inc. (A)	46,159	13,397,188
Celgene Corp. (A)	154,520	12,271,978
Gilead Sciences, Inc.	284,244	20,135,845
Incyte Corp. (A)	38,828	2,601,476
Regeneron Pharmaceuticals, Inc. (A)	16,949	5,847,236
Vertex Pharmaceuticals, Inc. (A)	55,681	9,463,543
		127,353,238
Health care equipment and supplies – 3.0%
Abbott Laboratories	383,250	23,374,418
ABIOMED, Inc. (A)	9,287	3,798,847
Align Technology, Inc. (A)	15,784	5,400,338
Baxter International, Inc.	107,918	7,968,665
Becton, Dickinson and Company	58,398	13,989,825
Boston Scientific Corp. (A)	301,540	9,860,358
Danaher Corp.	134,372	13,259,829
DENTSPLY SIRONA, Inc.	49,787	2,179,177
Edwards Lifesciences Corp. (A)	45,922	6,684,866
Hologic, Inc. (A)	59,882	2,380,310
IDEXX Laboratories, Inc. (A)	19,091	4,160,693
Intuitive Surgical, Inc. (A)	24,760	11,847,165
Medtronic PLC	296,029	25,343,043
ResMed, Inc.	31,385	3,250,858
Stryker Corp.	70,361	11,881,158
The Cooper Companies, Inc.	10,764	2,534,384
Varian Medical Systems, Inc. (A)	19,919	2,265,189
Zimmer Biomet Holdings, Inc.	44,542	4,963,760
		155,142,883
Health care providers and services – 3.1%
Aetna, Inc.	71,507	13,121,535
AmerisourceBergen Corp.	35,712	3,045,162
Anthem, Inc.	55,835	13,290,405
Cardinal Health, Inc.	67,501	3,296,074
Centene Corp. (A)	44,881	5,529,788
Cigna Corp.	53,215	9,043,889
CVS Health Corp.	222,318	14,306,163
DaVita, Inc. (A)	30,582	2,123,614
Envision Healthcare Corp. (A)	26,221	1,153,986
Express Scripts Holding Company (A)	122,585	9,464,788

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HCA Healthcare, Inc.	60,981	$6,256,651
Henry Schein, Inc. (A)	33,500	2,433,440
Humana, Inc.	30,160	8,976,521
Laboratory Corp. of America Holdings (A)	22,493	4,038,168
McKesson Corp.	44,187	5,894,546
Quest Diagnostics, Inc.	29,535	3,247,078
UnitedHealth Group, Inc.	210,117	51,550,105
Universal Health Services, Inc., Class B	18,901	2,106,327
		158,878,240
Health care technology – 0.1%
Cerner Corp. (A)	68,995	4,125,211
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	69,987	4,327,996
Illumina, Inc. (A)	32,200	8,993,138
IQVIA Holdings, Inc. (A)	31,174	3,111,789
Mettler-Toledo International, Inc. (A)	5,584	3,231,070
PerkinElmer, Inc.	24,350	1,783,151
Thermo Fisher Scientific, Inc.	87,971	18,222,313
Waters Corp. (A)	17,136	3,317,358
		42,986,815
Pharmaceuticals – 4.2%
Allergan PLC	74,140	12,360,621
Bristol-Myers Squibb Company	357,423	19,779,789
Eli Lilly & Company	208,863	17,822,280
Johnson & Johnson	586,454	71,160,328
Merck & Company, Inc.	588,291	35,709,264
Mylan NV (A)	112,155	4,053,282
Nektar Therapeutics (A)	35,056	1,711,784
Perrigo Company PLC	28,088	2,047,896
Pfizer, Inc.	1,279,106	46,405,966
Zoetis, Inc.	105,865	9,018,639
		220,069,849
		708,556,236
Industrials – 9.3%
Aerospace and defense – 2.6%
Arconic, Inc.	92,129	1,567,114
General Dynamics Corp.	60,415	11,261,960
Harris Corp.	25,987	3,756,161
Huntington Ingalls Industries, Inc.	9,636	2,088,988
L3 Technologies, Inc.	17,203	3,308,481
Lockheed Martin Corp.	54,334	16,051,894
Northrop Grumman Corp.	38,141	11,735,986
Raytheon Company	62,819	12,135,374
Rockwell Collins, Inc.	36,084	4,859,793
Textron, Inc.	56,014	3,691,883
The Boeing Company	119,749	40,176,987
TransDigm Group, Inc.	10,606	3,660,555
United Technologies Corp.	162,724	20,345,382
		134,640,558
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	30,556	2,556,315
Expeditors International of Washington, Inc.	38,072	2,783,063
FedEx Corp.	53,833	12,223,321
United Parcel Service, Inc., Class B	150,732	16,012,260
		33,574,959
Airlines – 0.4%
Alaska Air Group, Inc.	27,431	1,656,558
American Airlines Group, Inc.	91,755	3,483,020
Delta Air Lines, Inc.	140,761	6,973,300
Southwest Airlines Company	116,500	5,927,520
United Continental Holdings, Inc. (A)	51,436	3,586,632
		21,627,030

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products – 0.3%
Allegion PLC	20,666	$1,598,722
AO Smith Corp.	31,776	1,879,550
Fortune Brands Home & Security, Inc.	31,885	1,711,906
Johnson Controls International PLC	202,144	6,761,717
Masco Corp.	68,278	2,554,963
		14,506,858
Commercial services and supplies – 0.3%
Cintas Corp.	18,834	3,485,608
Copart, Inc. (A)	45,636	2,581,172
Republic Services, Inc.	48,795	3,335,626
Stericycle, Inc. (A)	19,095	1,246,713
Waste Management, Inc.	86,859	7,065,111
		17,714,230
Construction and engineering – 0.1%
Fluor Corp.	30,918	1,508,180
Jacobs Engineering Group, Inc.	26,054	1,654,168
Quanta Services, Inc. (A)	32,563	1,087,604
		4,249,952
Electrical equipment – 0.5%
AMETEK, Inc.	50,584	3,650,141
Eaton Corp. PLC	95,595	7,144,770
Emerson Electric Company	137,590	9,512,973
Rockwell Automation, Inc.	27,466	4,565,673
		24,873,557
Industrial conglomerates – 1.6%
3M Company	129,754	25,525,207
General Electric Company	1,899,094	25,846,669
Honeywell International, Inc.	163,303	23,523,797
Roper Technologies, Inc.	22,543	6,219,839
		81,115,512
Machinery – 1.4%
Caterpillar, Inc.	130,727	17,735,732
Cummins, Inc.	33,854	4,502,582
Deere & Company	70,896	9,911,261
Dover Corp.	33,536	2,454,835
Flowserve Corp.	28,151	1,137,300
Fortive Corp.	66,955	5,162,900
Illinois Tool Works, Inc.	66,824	9,257,797
Ingersoll-Rand PLC	54,205	4,863,815
PACCAR, Inc.	77,140	4,779,594
Parker-Hannifin Corp.	29,039	4,525,728
Pentair PLC	35,788	1,505,959
Snap-on, Inc.	12,510	2,010,607
Stanley Black & Decker, Inc.	33,874	4,498,806
Xylem, Inc.	39,368	2,652,616
		74,999,532
Professional services – 0.3%
Equifax, Inc.	26,147	3,271,251
IHS Markit, Ltd. (A)	77,702	4,008,646
Nielsen Holdings PLC	74,043	2,290,150
Robert Half International, Inc.	26,897	1,750,995
Verisk Analytics, Inc. (A)	34,071	3,667,402
		14,988,444
Road and rail – 1.0%
CSX Corp.	191,447	12,210,490
J.B. Hunt Transport Services, Inc.	18,861	2,292,555
Kansas City Southern	22,318	2,364,815
Norfolk Southern Corp.	61,750	9,316,223
Union Pacific Corp.	169,616	24,031,195
		50,215,278
Trading companies and distributors – 0.2%
Fastenal Company	63,303	3,046,773

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
United Rentals, Inc. (A)	18,164	$2,681,370
W.W. Grainger, Inc.	11,127	3,431,567
		9,159,710
		481,665,620
Information technology – 25.2%
Communications equipment – 1.0%
Cisco Systems, Inc.	1,028,359	44,250,288
F5 Networks, Inc. (A)	13,296	2,292,895
Juniper Networks, Inc.	76,734	2,104,046
Motorola Solutions, Inc.	35,269	4,104,254
		52,751,483
Electronic equipment, instruments and components – 0.4%
Amphenol Corp., Class A	65,926	5,745,451
Corning, Inc.	181,529	4,993,863
FLIR Systems, Inc.	29,633	1,540,027
IPG Photonics Corp. (A)	8,238	1,817,550
TE Connectivity, Ltd.	76,636	6,901,838
		20,998,729
Internet software and services – 5.2%
Akamai Technologies, Inc. (A)	37,208	2,724,742
Alphabet, Inc., Class A (A)	65,307	73,744,011
Alphabet, Inc., Class C (A)	66,385	74,062,425
eBay, Inc. (A)	202,185	7,331,228
Facebook, Inc., Class A (A)	524,491	101,919,091
Twitter, Inc. (A)	143,185	6,252,889
VeriSign, Inc. (A)(B)	21,001	2,885,957
		268,920,343
IT services – 4.4%
Accenture PLC, Class A	140,633	23,006,152
Alliance Data Systems Corp.	10,461	2,439,505
Automatic Data Processing, Inc.	96,330	12,921,706
Broadridge Financial Solutions, Inc.	25,785	2,967,854
Cognizant Technology Solutions Corp.,
Class A	127,841	10,098,161
DXC Technology Company	62,413	5,031,112
Fidelity National Information Services, Inc.	72,172	7,652,397
Fiserv, Inc. (A)	89,758	6,650,170
FleetCor Technologies, Inc. (A)	19,658	4,140,958
Gartner, Inc. (A)	19,994	2,657,203
Global Payments, Inc.	35,050	3,907,725
IBM Corp.	186,627	26,071,792
Mastercard, Inc., Class A	200,472	39,396,757
Paychex, Inc.	70,168	4,795,983
PayPal Holdings, Inc. (A)	244,069	20,323,626
The Western Union Company	99,865	2,030,255
Total System Services, Inc.	36,035	3,045,678
Visa, Inc., Class A	390,543	51,727,420
		228,864,454
Semiconductors and semiconductor equipment – 3.9%
Advanced Micro Devices, Inc. (A)(B)	179,372	2,688,786
Analog Devices, Inc.	81,276	7,795,994
Applied Materials, Inc.	220,410	10,180,738
Broadcom, Inc.	89,805	21,790,285
Intel Corp.	1,018,456	50,627,448
KLA-Tencor Corp.	34,166	3,503,040
Lam Research Corp.	35,864	6,199,092
Microchip Technology, Inc.	51,544	4,687,927
Micron Technology, Inc. (A)	253,589	13,298,207
NVIDIA Corp.	132,720	31,441,368
Qorvo, Inc. (A)	27,543	2,208,122
QUALCOMM, Inc.	324,183	18,193,150
Skyworks Solutions, Inc.	39,733	3,840,194
Texas Instruments, Inc.	214,099	23,604,415

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Versum Materials, Inc.	799	$29,683
Xilinx, Inc.	55,501	3,621,995
		203,710,444
Software – 5.9%
Activision Blizzard, Inc.	166,442	12,702,853
Adobe Systems, Inc. (A)	107,677	26,252,729
ANSYS, Inc. (A)	18,234	3,175,998
Autodesk, Inc. (A)	47,996	6,291,796
CA, Inc.	67,849	2,418,817
Cadence Design Systems, Inc. (A)	62,102	2,689,638
Citrix Systems, Inc. (A)	28,190	2,955,440
Electronic Arts, Inc. (A)	67,236	9,481,621
Intuit, Inc.	53,291	10,887,618
Microsoft Corp.	1,680,012	165,665,983
Oracle Corp.	651,676	28,712,845
Red Hat, Inc. (A)	38,927	5,230,621
salesforce.com, Inc. (A)	154,219	21,035,472
Symantec Corp.	135,013	2,788,018
Synopsys, Inc. (A)	32,854	2,811,317
Take-Two Interactive Software, Inc. (A)	24,923	2,949,886
		306,050,652
Technology hardware, storage and peripherals – 4.4%
Apple, Inc.	1,074,772	198,951,046
Hewlett Packard Enterprise Company	333,964	4,879,214
HP, Inc.	358,922	8,143,940
NetApp, Inc.	58,279	4,576,650
Seagate Technology PLC	62,466	3,527,455
Western Digital Corp.	65,647	5,081,734
Xerox Corp.	47,755	1,146,120
		226,306,159
		1,307,602,264
Materials – 2.5%
Chemicals – 1.8%
AdvanSix, Inc. (A)	223	8,168
Air Products & Chemicals, Inc.	47,991	7,473,638
Albemarle Corp.	24,229	2,285,522
CF Industries Holdings, Inc.	51,401	2,282,204
DowDuPont, Inc.	507,365	33,445,501
Eastman Chemical Company	31,119	3,110,655
Ecolab, Inc.	56,616	7,944,923
FMC Corp.	29,403	2,623,042
International Flavors & Fragrances, Inc.	17,125	2,122,815
LyondellBasell Industries NV, Class A	70,327	7,725,421
PPG Industries, Inc.	54,467	5,649,862
Praxair, Inc.	62,670	9,911,261
The Mosaic Company	77,383	2,170,593
The Sherwin-Williams Company	18,056	7,359,084
		94,112,689
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,734	3,067,214
Vulcan Materials Company	28,964	3,738,094
		6,805,308
Containers and packaging – 0.3%
Avery Dennison Corp.	19,189	1,959,197
Ball Corp.	76,553	2,721,459
International Paper Company	90,646	4,720,844
Packaging Corp. of America	20,436	2,284,540
Sealed Air Corp.	35,145	1,491,905
WestRock Company	55,795	3,181,431
		16,359,376
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	295,769	5,104,973

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Newmont Mining Corp.	117,187	$4,419,122
Nucor Corp.	69,478	4,342,375
		13,866,470
		131,143,843
Real estate – 2.8%
Equity real estate investment trusts – 2.7%
Alexandria Real Estate Equities, Inc.	22,542	2,844,124
American Tower Corp.	96,623	13,930,138
Apartment Investment & Management
Company, Class A	33,820	1,430,586
AvalonBay Communities, Inc.	30,192	5,189,703
Boston Properties, Inc.	33,531	4,205,458
Crown Castle International Corp.	90,832	9,793,506
Digital Realty Trust, Inc.	44,824	5,001,462
Duke Realty Corp.	77,256	2,242,742
Equinix, Inc.	17,392	7,476,647
Equity Residential	80,505	5,127,363
Essex Property Trust, Inc.	14,526	3,472,731
Extra Space Storage, Inc.	27,718	2,766,534
Federal Realty Investment Trust	15,840	2,004,552
GGP, Inc.	138,192	2,823,263
HCP, Inc.	102,164	2,637,874
Host Hotels & Resorts, Inc.	162,267	3,418,966
Iron Mountain, Inc.	61,359	2,148,179
Kimco Realty Corp.	94,248	1,601,274
Mid-America Apartment Communities, Inc.	25,029	2,519,669
Prologis, Inc.	116,673	7,664,249
Public Storage	32,698	7,417,868
Realty Income Corp.	62,362	3,354,452
Regency Centers Corp.	32,056	1,990,036
SBA Communications Corp. (A)	25,260	4,170,931
Simon Property Group, Inc.	67,746	11,529,692
SL Green Realty Corp.	19,174	1,927,562
The Macerich Company	23,680	1,345,734
UDR, Inc.	59,001	2,214,898
Ventas, Inc.	78,099	4,447,738
Vornado Realty Trust	37,585	2,778,283
Welltower, Inc.	81,697	5,121,585
Weyerhaeuser Company	165,803	6,045,177
		140,642,976
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	65,782	3,140,433
		143,783,409
Telecommunication services – 1.9%
Diversified telecommunication services – 1.9%
AT&T, Inc.	1,586,975	50,957,767
CenturyLink, Inc.	213,170	3,973,489
Verizon Communications, Inc.	903,537	45,456,946
		100,388,202
Utilities – 2.9%
Electric utilities – 1.8%
Alliant Energy Corp. (B)	50,197	2,124,337
American Electric Power Company, Inc.	107,482	7,443,129
Duke Energy Corp.	153,347	12,126,681
Edison International	70,884	4,484,831
Entergy Corp.	39,857	3,220,047
Evergy, Inc.	59,309	3,330,200
Eversource Energy	69,182	4,054,757
Exelon Corp.	210,666	8,974,372
FirstEnergy Corp.	98,602	3,540,798
NextEra Energy, Inc.	103,104	17,221,461
PG&E Corp.	113,619	4,835,625
Pinnacle West Capital Corp.	24,584	1,980,487

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PPL Corp.	153,171	$4,373,032
The Southern Company	221,276	10,247,292
Xcel Energy, Inc.	111,816	5,107,755
		93,064,804
Independent power and renewable electricity producers – 0.1%
AES Corp.	145,883	1,956,291
NRG Energy, Inc. (B)	65,193	2,001,425
		3,957,716
Multi-utilities – 0.9%
Ameren Corp.	53,166	3,235,151
CenterPoint Energy, Inc.	95,019	2,632,976
CMS Energy Corp.	61,218	2,894,387
Consolidated Edison, Inc.	67,821	5,288,682
Dominion Energy, Inc.	142,729	9,731,263
DTE Energy Company	39,709	4,115,044
NiSource, Inc.	73,310	1,926,587
Public Service Enterprise Group, Inc.	110,164	5,964,279
SCANA Corp.	30,840	1,187,957
Sempra Energy	57,778	6,708,604
WEC Energy Group, Inc.	68,844	4,450,765
		48,135,695
Water utilities – 0.1%
American Water Works Company, Inc.	38,763	3,309,585
		148,467,800
TOTAL COMMON STOCKS (Cost $2,524,553,783)		$5,034,338,691

SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust,
2.0600% (C)(D)	1,872,436	18,731,096
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,731,923)		$18,731,096

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 3.0%
U.S. Government Agency – 2.8%
Federal Home Loan Bank Discount Note
1.880%, 07/05/2018 *	$5,000,000	$4,999,220
1.890%, 08/06/2018 *	10,000,000	9,981,330
1.895%, 08/08/2018 *	20,000,000	19,960,540
1.895%, 08/10/2018 *	95,000,000	94,802,400
1.895%, 08/13/2018 *	15,000,000	14,966,400
		144,709,890
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp.
dated 6-29-18 at 0.900% to be repurchased
at $11,332,850 on 7-2-18, collateralized by
$11,705,000 U.S. Treasury Notes, 2.000%
due 12-31-21 (valued at $11,563,007
including interest)	11,332,000	11,332,000
TOTAL SHORT-TERM INVESTMENTS (Cost $156,038,070)		$156,041,890
Total Investments (500 Index Trust)
(Cost $2,699,323,776) – 100.3%		$5,209,111,677
Other assets and liabilities, net – (0.3%)		(17,404,873)
TOTAL NET ASSETS – 100.0%		$5,191,706,804

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P 500 Index E-Mini Futures	1,247	Long	Sep 2018	$172,964,092	$169,691,760	$(3,272,332)
						$(3,272,332)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	64,670,400	$1,479,658,742
TOTAL INVESTMENT COMPANIES
(Cost $1,077,220,206)		$1,479,658,742
Total Investments (American Asset Allocation
Trust) (Cost $1,077,220,206) - 100.0%		$1,479,658,742
Other assets and liabilities, net - (0.0%)		(68,347)
TOTAL NET ASSETS - 100.0%		$1,479,590,395

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	7,644,707	$224,601,489
TOTAL INVESTMENT COMPANIES
(Cost $202,710,942)		$224,601,489
Total Investments (American Global Growth
Trust) (Cost $202,710,942) - 100.0%		$224,601,489
Other assets and liabilities, net - (0.0%)		(24,767)
TOTAL NET ASSETS - 100.0%		$224,576,722

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	11,705,527	$905,656,612
TOTAL INVESTMENT COMPANIES
(Cost $767,841,609)		$905,656,612
Total Investments (American Growth Trust)
(Cost $767,841,609) - 100.0%		$905,656,612
Other assets and liabilities, net - (0.0%)		(43,819)
TOTAL NET ASSETS - 100.0%		$905,612,793

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	21,258,526	$1,059,950,100
TOTAL INVESTMENT COMPANIES
(Cost $919,989,550)		$1,059,950,100
Total Investments (American Growth-Income
Trust) (Cost $919,989,550) - 100.0%		$1,059,950,100
Other assets and liabilities, net - (0.0%)		(55,387)
TOTAL NET ASSETS - 100.0%		$1,059,894,713

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	25,615,383	$529,469,970
TOTAL INVESTMENT COMPANIES
(Cost $460,242,844)		$529,469,970
Total Investments (American International
Trust) (Cost $460,242,844) - 100.0%		$529,469,970
Other assets and liabilities, net - (0.0%)		(32,739)
TOTAL NET ASSETS - 100.0%		$529,437,231

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.8%
Consumer discretionary – 22.6%
Auto components – 0.3%
Aptiv PLC	61,800	$5,662,734
Automobiles – 1.0%
Ferrari NV (A)	27,793	3,752,333
Tesla, Inc. (A)(B)	44,082	15,117,922
		18,870,255
Hotels, restaurants and leisure – 2.9%
Hilton Worldwide Holdings, Inc.	77,778	6,156,906
Marriott International, Inc., Class A	131,603	16,660,940
McDonald’s Corp.	6,000	940,140
Norwegian Cruise Line Holdings, Ltd. (B)	59,046	2,789,924
Restaurant Brands International, Inc. (A)	31,808	1,918,022
Royal Caribbean Cruises, Ltd.	80,900	8,381,240
Wynn Resorts, Ltd.	49,683	8,313,953
Yum! Brands, Inc.	112,832	8,825,719
		53,986,844
Internet and direct marketing retail – 16.3%
Amazon.com, Inc. (B)	114,403	194,462,211
Booking Holdings, Inc. (B)	35,829	72,628,608

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Ctrip.com International, Ltd., ADR (B)	23,440	$1,116,447
Netflix, Inc. (B)	74,552	29,181,889
		297,389,155
Multiline retail – 0.7%
Dollar General Corp.	126,146	12,437,996
Specialty retail – 1.4%
O’Reilly Automotive, Inc. (B)	859	234,997
Ross Stores, Inc.	167,098	14,161,556
The Home Depot, Inc.	53,896	10,515,110
Ulta Beauty, Inc. (B)	3,600	840,456
		25,752,119
		414,099,103
Consumer staples – 0.1%
Beverages – 0.1%
Constellation Brands, Inc., Class A	3,900	853,593
Monster Beverage Corp. (B)	4,800	275,040
		1,128,633
Food and staples retailing – 0.0%
Costco Wholesale Corp.	3,100	647,838
Tobacco – 0.0%
Philip Morris International, Inc.	2,400	193,776
		1,970,247
Financials – 8.8%
Banks – 0.9%
Citigroup, Inc.	18,800	1,258,096
JPMorgan Chase & Co.	138,169	14,397,210
		15,655,306
Capital markets – 6.3%
Ameriprise Financial, Inc.	2,051	286,894
Intercontinental Exchange, Inc.	223,223	16,418,052
Morgan Stanley	641,325	30,398,805
Northern Trust Corp.	6,800	699,652
Raymond James Financial, Inc.	23,200	2,072,920
S&P Global, Inc.	40,219	8,200,252
State Street Corp.	145,725	13,565,540
TD Ameritrade Holding Corp.	516,741	28,301,905
The Bank of New York Mellon Corp.	33,200	1,790,476
The Charles Schwab Corp.	254,117	12,985,379
		114,719,875
Insurance – 1.6%
American International Group, Inc.	75,100	3,981,802
Chubb, Ltd.	21,727	2,759,764
Marsh & McLennan Companies, Inc.	49,200	4,032,924
The Progressive Corp.	84,771	5,014,205
Willis Towers Watson PLC	93,618	14,192,489
		29,981,184
		160,356,365
Health care – 16.0%
Biotechnology – 2.7%
Alexion Pharmaceuticals, Inc. (B)	156,657	19,448,967
Biogen, Inc. (B)	392	113,774
Celgene Corp. (B)	2,967	235,639
Vertex Pharmaceuticals, Inc. (B)	174,633	29,680,625
		49,479,005
Health care equipment and supplies – 6.1%
Abbott Laboratories	36,200	2,207,838
Becton, Dickinson and Company	144,355	34,581,684
Danaher Corp.	182,760	18,034,757
Intuitive Surgical, Inc. (B)	56,282	26,929,811

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Stryker Corp.	179,288	$30,274,572
		112,028,662
Health care providers and services – 6.0%
Aetna, Inc.	1,484	272,314
Anthem, Inc.	88,834	21,145,157
Centene Corp. (B)	54,737	6,744,146
Cigna Corp.	102,500	17,419,875
Humana, Inc.	35,837	10,666,166
UnitedHealth Group, Inc.	213,812	52,456,636
		108,704,294
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	3,900	241,176
Illumina, Inc. (B)	972	271,470
Thermo Fisher Scientific, Inc.	88,065	18,241,784
		18,754,430
Pharmaceuticals – 0.2%
Merck & Company, Inc.	27,278	1,655,775
Zoetis, Inc.	17,800	1,516,382
		3,172,157
		292,138,548
Industrials – 8.5%
Aerospace and defense – 4.3%
Harris Corp.	42,800	6,186,312
Northrop Grumman Corp.	33,200	10,215,640
Textron, Inc.	20,000	1,318,200
The Boeing Company	180,502	60,560,226
		78,280,378
Air freight and logistics – 0.0%
FedEx Corp.	400	90,824
Airlines – 1.5%
Alaska Air Group, Inc.	52,308	3,158,880
American Airlines Group, Inc.	370,703	14,071,886
Delta Air Lines, Inc.	145,514	7,208,764
United Continental Holdings, Inc. (B)	38,278	2,669,125
		27,108,655
Commercial services and supplies – 0.2%
Cintas Corp.	17,400	3,220,218
Industrial conglomerates – 1.3%
Honeywell International, Inc.	91,395	13,165,450
Roper Technologies, Inc.	40,175	11,084,684
		24,250,134
Machinery – 0.5%
Fortive Corp.	93,461	7,206,778
Stanley Black & Decker, Inc.	23,106	3,068,708
		10,275,486
Professional services – 0.2%
CoStar Group, Inc. (B)	8,558	3,531,288
IHS Markit, Ltd. (B)	5,447	281,011
		3,812,299
Road and rail – 0.5%
Canadian Pacific Railway, Ltd.	15,783	2,888,605
CSX Corp.	93,400	5,957,052
Union Pacific Corp.	3,700	524,216
		9,369,873
		156,407,867
Information technology – 42.6%
Electronic equipment, instruments and components – 0.0%
Corning, Inc.	10,900	299,859

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services – 17.0%
Alibaba Group Holding, Ltd., ADR (B)	356,893	$66,214,358
Alphabet, Inc., Class A (B)	27,966	31,578,928
Alphabet, Inc., Class C (B)	67,698	75,527,274
Facebook, Inc., Class A (B)	515,955	100,260,376
Tencent Holdings, Ltd.	745,300	37,425,517
		311,006,453
IT services – 10.5%
Fidelity National Information Services, Inc.	88,800	9,415,464
Fiserv, Inc. (B)	212,308	15,729,900
FleetCor Technologies, Inc. (B)	32,187	6,780,192
Global Payments, Inc.	142,233	15,857,557
Mastercard, Inc., Class A	267,171	52,504,445
PayPal Holdings, Inc. (B)	299,590	24,946,859
Visa, Inc., Class A	454,189	60,157,333
Worldpay, Inc., Class A (B)	78,050	6,382,929
		191,774,679
Semiconductors and semiconductor equipment – 2.2%
ASML Holding NV	2,300	455,331
Broadcom, Inc.	47,126	11,434,653
Lam Research Corp.	940	162,479
Maxim Integrated Products, Inc.	121,574	7,131,531
Microchip Technology, Inc. (A)	80,300	7,303,285
Texas Instruments, Inc.	121,107	13,352,047
Xilinx, Inc.	5,200	339,352
		40,178,678
Software – 12.4%
Activision Blizzard, Inc.	109,427	8,351,469
Electronic Arts, Inc. (B)	103,000	14,525,060
Intuit, Inc.	129,205	26,397,228
Microsoft Corp.	887,418	87,508,289
Red Hat, Inc. (B)	93,195	12,522,612
salesforce.com, Inc. (B)	279,321	38,099,384
ServiceNow, Inc. (B)	165,049	28,466,001
Symantec Corp.	8,430	174,080
VMware, Inc., Class A (B)	924	135,800
Workday, Inc., Class A (B)	85,062	10,302,709
		226,482,632
Technology hardware, storage and peripherals – 0.5%
Apple, Inc.	54,329	10,056,841
		779,799,142
Materials – 0.6%
Chemicals – 0.6%
DowDuPont, Inc.	59,723	3,936,940
The Sherwin-Williams Company	15,700	6,398,849
		10,335,789
Containers and packaging – 0.0%
Ball Corp.	3,869	137,543
		10,473,332
Real estate – 0.3%
Equity real estate investment trusts – 0.3%
American Tower Corp.	30,015	4,327,263
Equinix, Inc.	721	309,951
		4,637,214
Utilities – 0.3%
Electric utilities – 0.2%
NextEra Energy, Inc.	23,600	3,941,908
Multi-utilities – 0.1%
Sempra Energy	10,331	1,199,532
		5,141,440
TOTAL COMMON STOCKS (Cost $964,194,759)		$1,825,023,258

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust,
2.0600% (C)(D)	2,493,728	$24,946,260
TOTAL SECURITIES LENDING COLLATERAL
(Cost $24,947,016)		$24,946,260

SHORT-TERM INVESTMENTS – 0.6%
Money market funds – 0.6%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (C)	371,349	371,349
T. Rowe Price Government Reserve Fund,
2.1583% (C)	11,340,799	11,340,799
		11,712,148
TOTAL SHORT-TERM INVESTMENTS (Cost $11,712,148)		$11,712,148
Total Investments (Blue Chip Growth Trust)
(Cost $1,000,853,923) – 101.8%		$1,861,681,666
Other assets and liabilities, net – (1.8%)		(32,399,821)
TOTAL NET ASSETS – 100.0%		$1,829,281,845

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.3%
Consumer discretionary – 21.9%
Automobiles – 1.9%
Tesla, Inc. (A)(B)	59,516	$20,411,012
Hotels, restaurants and leisure – 3.6%
Chipotle Mexican Grill, Inc. (A)	7,196	3,104,139
Marriott International, Inc., Class A	157,378	19,924,055
McDonald’s Corp.	98,810	15,482,539
		38,510,733
Internet and direct marketing retail – 11.5%
Amazon.com, Inc. (A)	36,671	62,333,366
Booking Holdings, Inc. (A)	8,787	17,812,040
Netflix, Inc. (A)	107,085	41,916,282
		122,061,688
Specialty retail – 1.7%
The Home Depot, Inc.	93,434	18,228,973
Textiles, apparel and luxury goods – 3.2%
Kering SA	33,977	19,139,227
NIKE, Inc., Class B	185,628	14,790,839
		33,930,066
		233,142,472
Consumer staples – 4.8%
Beverages – 1.5%
Constellation Brands, Inc., Class A	33,911	7,422,101
Monster Beverage Corp. (A)	155,345	8,901,269
		16,323,370
Food and staples retailing – 1.8%
Costco Wholesale Corp.	91,260	19,071,515

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products – 1.5%
The Estee Lauder Companies, Inc., Class A	113,743	$16,229,989
		51,624,874
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Concho Resources, Inc. (A)	86,596	11,980,557
Financials – 4.1%
Banks – 3.0%
JPMorgan Chase & Co.	196,519	20,477,280
The PNC Financial Services Group, Inc.	81,853	11,058,340
		31,535,620
Capital markets – 1.1%
The Goldman Sachs Group, Inc.	52,943	11,677,638
		43,213,258
Health care – 7.8%
Biotechnology – 3.0%
Alexion Pharmaceuticals, Inc. (A)	59,123	7,340,120
BioMarin Pharmaceutical, Inc. (A)	111,678	10,520,068
Celgene Corp. (A)	66,711	5,298,188
Vertex Pharmaceuticals, Inc. (A)	51,330	8,724,047
		31,882,423
Health care providers and services – 1.7%
UnitedHealth Group, Inc.	75,595	18,546,477
Life sciences tools and services – 1.3%
Illumina, Inc. (A)	49,677	13,874,289
Pharmaceuticals – 1.8%
AstraZeneca PLC, ADR	229,188	8,046,791
Bristol-Myers Squibb Company	203,626	11,268,663
		19,315,454
		83,618,643
Industrials – 6.2%
Aerospace and defense – 2.9%
The Boeing Company	92,549	31,051,115
Air freight and logistics – 1.0%
FedEx Corp.	46,373	10,529,453
Machinery – 2.3%
Caterpillar, Inc.	101,962	13,833,185
Parker-Hannifin Corp.	68,413	10,662,166
		24,495,351
		66,075,919
Information technology – 50.5%
Internet software and services – 15.9%
Alibaba Group Holding, Ltd., ADR (A)	217,763	40,401,569
Alphabet, Inc., Class A (A)	22,217	25,087,214
Alphabet, Inc., Class C (A)	23,663	26,399,626
Facebook, Inc., Class A (A)	214,229	41,628,979
Tencent Holdings, Ltd.	709,710	35,638,352
		169,155,740
IT services – 10.5%
FleetCor Technologies, Inc. (A)	74,624	15,719,546
Mastercard, Inc., Class A	192,338	37,798,264
PayPal Holdings, Inc. (A)	194,893	16,228,740
Square, Inc., Class A (A)	105,130	6,480,213
Visa, Inc., Class A	273,457	36,219,380
		112,446,143
Semiconductors and semiconductor equipment – 5.6%
Broadcom, Inc.	86,336	20,948,567
NVIDIA Corp.	108,613	25,730,420
Texas Instruments, Inc.	114,788	12,655,377
		59,334,364

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software – 14.6%
Activision Blizzard, Inc.	196,552	$15,000,849
Adobe Systems, Inc. (A)	125,497	30,597,424
Microsoft Corp.	442,009	43,586,504
Red Hat, Inc. (A)	110,290	14,819,667
salesforce.com, Inc. (A)	229,283	31,274,201
Splunk, Inc. (A)	91,026	9,021,587
Workday, Inc., Class A (A)	89,474	10,837,091
		155,137,323
Technology hardware, storage and peripherals – 3.9%
Apple, Inc.	225,596	41,760,076
		537,833,646
Materials – 0.9%
Chemicals – 0.9%
Albemarle Corp.	99,658	9,400,739
TOTAL COMMON STOCKS (Cost $699,935,460)		$1,036,890,108

SECURITIES LENDING COLLATERAL – 2.0%
John Hancock Collateral Trust,
2.0600% (C)(D)	2,102,083	21,028,393
TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,028,864)		$21,028,393

SHORT-TERM INVESTMENTS – 1.9%
Money market funds – 1.9%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (C)	20,120,179	20,120,179
TOTAL SHORT-TERM INVESTMENTS (Cost $20,120,179)		$20,120,179
Total Investments (Capital Appreciation Trust)
(Cost $741,084,503) – 101.2%		$1,078,038,680
Other assets and liabilities, net – (1.2%)		(12,856,435)
TOTAL NET ASSETS – 100.0%		$1,065,182,245

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 70.0%
Consumer discretionary – 7.6%
Auto components – 1.2%
Adient PLC (A)	30,887	$1,519,332
Magna International, Inc.	56,796	3,301,551
		4,820,883
Hotels, restaurants and leisure – 3.2%
Aramark	181,141	6,720,331
McDonald’s Corp.	12,339	1,933,398
Yum! Brands, Inc.	46,423	3,631,207
		12,284,936
Internet and direct marketing retail – 3.2%
Amazon.com, Inc. (B)	5,359	9,109,228
Booking Holdings, Inc. (B)	1,570	3,182,531
		12,291,759
		29,397,578

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples – 6.0%
Beverages – 4.8%
Dr. Pepper Snapple Group, Inc.	132,029	$16,107,538
PepsiCo, Inc.	23,536	2,562,364
		18,669,902
Food products – 0.7%
The Kraft Heinz Company	8,505	534,284
Tyson Foods, Inc., Class A	29,866	2,056,274
		2,590,558
Tobacco – 0.5%
Philip Morris International, Inc.	22,547	1,820,445
		23,080,905
Energy – 1.4%
Oil, gas and consumable fuels – 1.4%
Canadian Natural Resources, Ltd.	48,700	1,756,609
Enterprise Products Partners LP	97,393	2,694,864
TOTAL SA	13,818	839,108
		5,290,581
Financials – 7.3%
Banks – 2.2%
The PNC Financial Services Group, Inc.	63,905	8,633,566
Capital markets – 1.9%
Intercontinental Exchange, Inc.	39,633	2,915,007
State Street Corp.	49,130	4,573,512
		7,488,519
Insurance – 3.2%
Marsh & McLennan Companies, Inc.	148,693	12,188,365
		28,310,450
Health care – 14.0%
Biotechnology – 0.2%
Biogen, Inc. (B)	3,213	932,541
Health care equipment and supplies – 7.2%
Abbott Laboratories	101,794	6,208,416
Becton, Dickinson and Company	46,559	11,153,674
Danaher Corp.	104,501	10,312,159
		27,674,249
Health care providers and services – 3.3%
Aetna, Inc.	19,162	3,516,227
Anthem, Inc.	10,522	2,504,552
Cigna Corp.	6,797	1,155,150
CVS Health Corp.	9,400	604,890
UnitedHealth Group, Inc. (C)	19,873	4,875,642
		12,656,461
Life sciences tools and services – 3.3%
PerkinElmer, Inc.	141,065	10,330,190
Thermo Fisher Scientific, Inc. (C)	12,159	2,518,615
		12,848,805
		54,112,056
Industrials – 6.0%
Commercial services and supplies – 2.2%
Republic Services, Inc.	62,238	4,254,590
Waste Connections, Inc.	56,216	4,231,940
		8,486,530
Industrial conglomerates – 0.5%
Roper Technologies, Inc.	7,583	2,092,226
Machinery – 2.2%
Fortive Corp.	78,796	6,075,960
The Middleby Corp. (A)(B)	24,549	2,563,407
		8,639,367

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services – 1.1%
Equifax, Inc.	32,392	$4,052,563
		23,270,686
Information technology – 18.4%
Electronic equipment, instruments and components – 0.8%
TE Connectivity, Ltd.	34,809	3,134,899
Internet software and services – 2.7%
Alphabet, Inc., Class A (B)	1,710	1,930,915
Alphabet, Inc., Class C (B)	2,193	2,446,620
Facebook, Inc., Class A (B)	31,800	6,179,376
		10,556,911
IT services – 8.2%
Adyen NV (B)(D)	191	105,224
Fidelity National Information Services, Inc.	88,025	9,333,291
Fiserv, Inc. (B)	151,240	11,205,372
Mastercard, Inc., Class A (C)	7,537	1,481,171
Visa, Inc., Class A	72,873	9,652,029
		31,777,087
Semiconductors and semiconductor equipment – 2.0%
Maxim Integrated Products, Inc.	47,918	2,810,870
Texas Instruments, Inc. (C)	43,935	4,843,834
		7,654,704
Software – 4.2%
Intuit, Inc.	21,875	4,469,172
Microsoft Corp.	117,800	11,616,258
		16,085,430
Technology hardware, storage and peripherals – 0.5%
Apple, Inc.	9,300	1,721,523
		70,930,554
Materials – 0.3%
Chemicals – 0.3%
The Sherwin-Williams Company	2,309	941,079
Real estate – 1.9%
Equity real estate investment trusts – 1.9%
American Tower Corp.	49,943	7,200,282
Utilities – 7.1%
Electric utilities – 3.4%
American Electric Power Company, Inc.	52,900	3,663,325
Eversource Energy	68,328	4,004,704
NextEra Energy, Inc.	12,056	2,013,714
PG&E Corp.	34,727	1,477,981
Xcel Energy, Inc.	46,626	2,129,876
		13,289,600
Multi-utilities – 3.7%
CMS Energy Corp.	56,034	2,649,288
DTE Energy Company	56,025	5,805,871
NiSource, Inc.	216,944	5,701,288
		14,156,447
		27,446,047
TOTAL COMMON STOCKS (Cost $226,552,639)		$269,980,218

PREFERRED SECURITIES – 3.9%
Financials – 1.4%
Banks – 1.3%
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	14,000	387,800
Wells Fargo & Company, Series L, 7.500%	3,466	4,365,288
		4,753,088
Capital markets – 0.1%
State Street Corp., 6.000%	2,346	61,231

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Capital markets (continued)
The Charles Schwab Corp., 5.950%	1,000	$26,230
The Charles Schwab Corp., 6.000% (A)	15,000	397,650
		485,111
		5,238,199
Health care – 1.0%
Health care equipment and supplies – 1.0%
Becton, Dickinson and Company, 6.125%	65,309	4,039,362
Industrials – 0.3%
Machinery – 0.3%
Fortive Corp., 5.000%	1,082	1,109,694
Utilities – 1.2%
Electric utilities – 0.7%
Alabama Power Company, 5.000%	10,000	254,800
NextEra Energy, Inc., 6.123%	7,851	448,292
SCE Trust II, 5.100%	1,920	46,598
SCE Trust III (5.750% to 3-15-24, then 3
month LIBOR + 2.990%)	20,615	555,574
SCE Trust IV (5.375% to 9-15-25, then 3
month LIBOR + 3.132%)	30,000	759,000
SCE Trust V (5.450% to 3-15-26, then 3
month LIBOR + 3.790%)	8,000	203,600
SCE Trust VI, 5.000%	25,000	585,750
		2,853,614
Multi-utilities – 0.5%
DTE Energy Company, 5.250%	35,000	861,350
Sempra Energy, 6.000%	9,130	942,307
		1,803,657
		4,657,271
TOTAL PREFERRED SECURITIES (Cost $14,193,286)		$15,044,526

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 4.3%
U.S. Government – 4.3%
U.S. Treasury Notes
2.250%, 11/15/2027	$17,275,000	16,415,299
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $16,896,032)		$16,415,299

CORPORATE BONDS - 16.6%
Consumer discretionary - 5.6%
Amazon.com, Inc.
2.600%, 12/05/2019	465,000	465,315
AutoZone, Inc.
1.625%, 04/21/2019	50,000	49,626
2.500%, 04/15/2021	155,000	151,237
CCO Holdings LLC
5.000%, 02/01/2028 (D)	230,000	210,450
5.125%, 05/01/2027 (D)	730,000	681,638
5.250%, 03/15/2021 to 09/30/2022	800,000	804,422
5.750%, 09/01/2023 to 01/15/2024	677,000	680,703
Cedar Fair LP
5.375%, 06/01/2024 to 04/15/2027	875,000	873,775
Charter Communications Operating LLC
3.579%, 07/23/2020	150,000	149,978
Dollar Tree, Inc. (3 month LIBOR + 0.700%)
3.055%, 04/17/2020 (E)	135,000	135,266
Hilton Domestic Operating Company, Inc.
4.250%, 09/01/2024	100,000	95,125
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	1,642,000	1,551,690
5.000%, 06/01/2024 (A)(D)	432,000	426,470
5.250%, 06/01/2026 (D)	530,000	522,050

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
McDonald’s Corp.
2.100%, 12/07/2018	$45,000	$44,914
Netflix, Inc.
4.375%, 11/15/2026	1,835,000	1,715,358
4.875%, 04/15/2028 (D)	3,360,000	3,202,651
5.875%, 02/15/2025	755,000	774,471
5.875%, 11/15/2028 (D)	2,860,000	2,887,742
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (D)	275,000	280,156
Tesla, Inc.
5.300%, 08/15/2025 (A)(D)	1,543,000	1,373,270
Time Warner Cable LLC
6.750%, 07/01/2018	500,000	500,000
Unitymedia GmbH
6.125%, 01/15/2025 (D)	775,000	798,250
Yum! Brands, Inc.
3.750%, 11/01/2021	1,300,000	1,274,000
3.875%, 11/01/2020 to 11/01/2023	1,185,000	1,154,750
5.300%, 09/15/2019	180,000	183,600
5.350%, 11/01/2043	215,000	189,533
6.875%, 11/15/2037	260,000	256,100
		21,432,540
Consumer staples - 1.0%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	155,000	152,831
3.300%, 02/01/2023	200,000	198,264
Anheuser-Busch InBev Finance, Inc. (3 month
LIBOR + 1.260%)
3.623%, 02/01/2021 (E)	360,000	370,635
Aramark Services, Inc.
5.000%, 04/01/2025 (A)(D)	650,000	646,750
5.000%, 02/01/2028 (D)	215,000	205,325
B&G Foods, Inc.
4.625%, 06/01/2021	300,000	295,500
Philip Morris International, Inc.
2.000%, 02/21/2020	380,000	373,879
2.625%, 02/18/2022	470,000	458,004
Philip Morris International, Inc. (3 month
LIBOR + 0.420%)
2.751%, 02/21/2020 (E)	255,000	255,955
Reckitt Benckiser Treasury Services PLC (3
month LIBOR + 0.560%)
2.846%, 06/24/2022 (D)(E)	440,000	439,066
Spectrum Brands, Inc.
6.125%, 12/15/2024	175,000	176,750
6.625%, 11/15/2022	315,000	325,238
The Kroger Company
2.000%, 01/15/2019	105,000	104,498
		4,002,695
Energy - 0.3%
EQT Corp.
8.125%, 06/01/2019	208,000	217,389
Matador Resources Company
6.875%, 04/15/2023	200,000	209,500
NGL Energy Partners LP
5.125%, 07/15/2019	95,000	95,119
Shell International Finance BV (3 month
LIBOR + 0.450%)
2.806%, 05/11/2020 (E)	810,000	816,424
		1,338,432
Financials - 2.9%
KFW
2.875%, 04/03/2028	8,815,000	8,705,611

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	$140,000	$138,059
2.750%, 01/30/2022	190,000	185,685
3.300%, 03/14/2023	65,000	64,229
State Street Corp. (5.250% to 9-15-20, then 3
month LIBOR + 3.597%)
09/15/2020 (F)	435,000	446,854
The Bank of New York Mellon Corp. (4.625%
to 9-20-26, then 3 month LIBOR +
3.131%)
09/20/2026 (F)	375,000	354,844
The Bank of New York Mellon Corp. (4.950%
to 6-20-20, then 3 month LIBOR +
3.420%)
06/20/2020 (F)	450,000	460,103
The PNC Financial Services Group, Inc.
(5.000% to 11-1-26, then 3 month LIBOR
+ 3.300%)
11/01/2026 (F)	525,000	520,406
U.S. Bancorp (5.300% to 4-15-27, then 3
month LIBOR + 2.914%)
04/15/2027 (F)	350,000	348,670
		11,224,461
Health care - 1.5%
Becton, Dickinson and Company
2.675%, 12/15/2019	266,000	263,997
3.363%, 06/06/2024	620,000	595,320
Becton, Dickinson and Company (3 month
LIBOR + 1.030%)
3.055%, 06/06/2022 (E)	400,000	401,312
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (D)	75,000	78,645
HCA, Inc.
3.750%, 03/15/2019	200,000	200,750
4.250%, 10/15/2019	485,000	488,638
6.500%, 02/15/2020	1,890,000	1,967,963
Hologic, Inc.
4.375%, 10/15/2025 (D)	487,000	465,085
Medtronic Global Holdings SCA
1.700%, 03/28/2019	475,000	471,956
Medtronic, Inc.
2.500%, 03/15/2020	275,000	273,082
Teleflex, Inc.
4.625%, 11/15/2027	135,000	127,575
4.875%, 06/01/2026	206,000	201,880
Thermo Fisher Scientific, Inc.
3.200%, 08/15/2027	75,000	70,088
Universal Health Services, Inc.
3.750%, 08/01/2019 (D)	60,000	60,000
		5,666,291
Industrials - 0.8%
3M Company
2.250%, 03/15/2023	105,000	100,747
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	225,000	223,111
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	106,632	111,430
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	188,477	190,003
Delta Air Lines 2009-1 Class A Pass Through
Trust
7.750%, 06/17/2021	63,683	67,428

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass Through
Trust
5.300%, 10/15/2020	$61,127	$61,928
Fortive Corp.
1.800%, 06/15/2019	40,000	39,558
Lennox International, Inc.
3.000%, 11/15/2023	90,000	85,646
Northrop Grumman Corp.
2.550%, 10/15/2022	630,000	606,643
Sensata Technologies BV
5.000%, 10/01/2025 (D)	115,000	115,863
Sensata Technologies UK Financing Company
PLC
6.250%, 02/15/2026 (D)	200,000	208,000
Trinity Acquisition PLC
4.400%, 03/15/2026	270,000	267,266
US Airways 2010-1 Class A Pass Through
Trust
6.250%, 10/22/2024	139,762	149,545
US Airways 2012-2 Class A Pass Through
Trust
4.625%, 12/03/2026	17,141	17,398
US Airways 2012-2 Class B Pass Through
Trust
6.750%, 12/03/2022	56,065	59,009
US Airways 2013-1 Class A Pass Through
Trust
3.950%, 05/15/2027	185,919	184,766
US Airways 2013-1 Class B Pass Through
Trust
5.375%, 05/15/2023	59,389	60,690
Welbilt, Inc.
9.500%, 02/15/2024	275,000	302,844
Xylem, Inc.
3.250%, 11/01/2026	75,000	70,480
4.875%, 10/01/2021	60,000	62,759
		2,985,114
Information technology - 0.8%
Amphenol Corp.
2.200%, 04/01/2020	285,000	280,306
3.200%, 04/01/2024	140,000	135,010
Apple, Inc.
1.500%, 09/12/2019	1,160,000	1,145,565
Fiserv, Inc.
2.700%, 06/01/2020	580,000	574,446
Solera LLC
10.500%, 03/01/2024 (D)	850,000	944,036
		3,079,363
Materials - 0.6%
Ecolab, Inc.
2.000%, 01/14/2019	205,000	204,161
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	210,000	207,375
5.750%, 10/15/2020	1,618,410	1,624,479
6.875%, 02/15/2021	252,972	256,134
Reynolds Group Issuer, Inc. (3 month LIBOR
+ 3.500%)
5.848%, 07/15/2021 (D)(E)	195,000	196,814
		2,488,963
Real estate - 0.9%
American Tower Corp.
3.300%, 02/15/2021	320,000	319,631
Crown Castle International Corp.
4.875%, 04/15/2022	400,000	412,257

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Crown Castle International Corp. (continued)
5.250%, 01/15/2023	$1,475,000	$1,545,082
SBA Communications Corp.
4.875%, 07/15/2022	1,010,000	1,001,163
		3,278,133
Telecommunication services - 0.5%
Level 3 Financing, Inc.
5.375%, 08/15/2022	400,000	400,000
5.625%, 02/01/2023	350,000	350,000
Verizon Communications, Inc.
3.125%, 03/16/2022 (A)	475,000	468,104
Verizon Communications, Inc. (3 month
LIBOR + 1.000%)
3.145%, 03/16/2022 (E)	475,000	482,538
Zayo Group LLC
5.750%, 01/15/2027 (D)	410,000	402,825
		2,103,467
Utilities - 1.7%
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	260,000	257,874
Dominion Energy, Inc.
2.962%, 07/01/2019	65,000	64,855
DTE Energy Company
3.800%, 03/15/2027	700,000	684,072
Edison International
2.125%, 04/15/2020	475,000	465,712
Eversource Energy
2.750%, 03/15/2022	275,000	268,079
2.900%, 10/01/2024	175,000	166,034
3.300%, 01/15/2028	433,000	408,824
NiSource, Inc.
3.490%, 05/15/2027	1,010,000	966,750
4.375%, 05/15/2047	555,000	538,581
NiSource, Inc. (5.650% to 6-15-23 then 5 Year
CMT + 2.843%)
06/15/2023 (D)(F)	375,000	372,188
NSTAR Electric Company
3.200%, 05/15/2027	360,000	345,131
Pacific Gas & Electric Company
3.300%, 03/15/2027	485,000	438,198
The Southern Company
1.550%, 07/01/2018	435,000	435,000
1.850%, 07/01/2019	230,000	227,715
Virginia Electric & Power Company
3.150%, 01/15/2026	125,000	119,963
3.500%, 03/15/2027	330,000	323,766
Xcel Energy, Inc.
4.000%, 06/15/2028	340,000	339,821
		6,422,563
TOTAL CORPORATE BONDS (Cost $65,175,589)		$64,022,022

TERM LOANS (G) – 2.3%
Consumer discretionary – 0.1%
Delta 2 Lux Sarl (1 month LIBOR + 2.500%)
4.594%, 02/01/2024	425,000	418,883
Metro-Goldwyn-Mayer, Inc.
TBD 06/26/2026 (H)	65,000	64,350
		483,233
Consumer staples – 0.0%
Prestige Brands, Inc. (1 month LIBOR +
2.000%)
4.094%, 01/26/2024	37,950	37,816

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G)(continued)
Energy – 0.1%
BCP Raptor LLC (2 month LIBOR + 4.250%)
6.421%, 06/24/2024	$620,122	$605,394
Financials – 0.9%
HUB International, Ltd. (2 month LIBOR +
3.000%)
5.360%, 04/25/2025	3,170,000	3,149,015
Vantiv LLC (3 month LIBOR + 2.000%)
3.981%, 01/16/2023	270,000	269,268
		3,418,283
Health care – 0.3%
Change Healthcare Holdings LLC (1 month
LIBOR + 2.750%)
4.844%, 03/01/2024	1,027,000	1,022,984
NVA Holdings, Inc. (1 month LIBOR +
2.750%)
4.844%, 02/02/2025	224,438	223,596
		1,246,580
Industrials – 0.5%
Institutional Shareholder Services, Inc. (3
month LIBOR + 3.750%)
6.058%, 10/16/2024	77,527	77,479
6.075%, 10/16/2024	7,066	7,061
Trans Union LLC
TBD 08/09/2022 (H)	620,000	617,092
TBD 06/08/2025 (H)	575,000	572,844
Welbilt, Inc. (1 month LIBOR + 2.750%)
4.844%, 03/03/2023	550,000	548,625
		1,823,101
Information technology – 0.2%
Cypress Intermediate Holdings III, Inc. (1
month LIBOR + 3.000%)
5.100%, 04/27/2024	424,056	422,695
Fiserv, Inc. (1 month LIBOR + 1.250%)
3.344%, 10/25/2018	64,286	64,125
Kronos, Inc. (3 month LIBOR + 3.000%)
5.358%, 11/01/2023	214,700	214,125
		700,945
Materials – 0.1%
HB Fuller Company (1 month LIBOR +
2.000%)
4.084%, 10/20/2024	256,886	254,638
Telecommunication services – 0.1%
Zayo Group LLC (1 month LIBOR + 2.250%)
4.344%, 01/19/2024	425,000	424,397
TOTAL TERM LOANS (Cost $9,050,353)		$8,994,387

ASSET BACKED SECURITIES - 0.4%
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118%, 07/25/2047 (D)s	516,100	514,810
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, 07/25/2048 (D)	490,000	495,150
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (D)	394,000	394,473
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 03/15/2048 (D)	331,335	322,230
TOTAL ASSET BACKED SECURITIES (Cost $1,718,106)		$1,726,663

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 1.1%
John Hancock Collateral Trust, 2.0600% (I)(J)	425,397	$4,255,500
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,255,668)		$4,255,500

SHORT-TERM INVESTMENTS – 3.1%
Money market funds – 2.6%
T. Rowe Price Government Reserve Fund,
2.1583% (I)	9,904,416	9,904,416
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp.
dated 6-29-18 at 0.900% to be repurchased
at $2,139,160 on 7-2-18, collateralized by
$2,180,000 U.S. Treasury Notes, 1.375%
due 12-31-18 (valued at $2,185,882,
including interest)	$2,139,000	2,139,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,043,416)		$12,043,416
Total Investments (Capital Appreciation Value Trust)
(Cost $349,885,089) – 101.7%		$392,482,031
Other assets and liabilities, net – (1.7%)		(6,663,128)
TOTAL NET ASSETS – 100.0%		$385,818,903

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Non-income producing security.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 6-30-18.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls
Citigroup Global
Markets, Inc.	Abbott Laboratories	USD	65.00	Jan 2019	154	15,400	$36,449	$(26,123)
Deutsche Bank
Securities, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	65	6,500	11,927	(6,611)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	6	600	40,231	(30,175)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	4	400	20,748	(20,116)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,260.00	Jan 2019	2	200	10,739	(7,565)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	13	1,300	63,312	(65,379)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	8	800	38,176	(40,233)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,260.00	Jan 2019	5	500	25,537	(16,085)
JPMorgan Clearing Corp.	American Tower Corp.	USD	160.00	Jan 2019	34	3,400	17,476	(6,987)
JPMorgan Clearing Corp.	American Tower Corp.	USD	165.00	Jan 2019	33	3,300	12,625	(4,029)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	260.00	Jan 2019	34	3,400	31,792	(24,773)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	26	2,600	25,249	(12,266)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	34	3,400	21,556	(16,041)
Credit Suisse Securities
(USA) LLC	Apple, Inc.	USD	200.00	Jan 2019	93	9,300	62,048	(62,372)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	1,900.00	Jan 2019	2	200	28,423	(47,952)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,000.00	Jan 2019	2	200	21,859	(36,020)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,300.00	Jan 2019	4	400	28,086	(24,573)
Citigroup Global
Markets, Inc.	Enterprise Products Partners LP	USD	30.00	Jan 2019	343	34,300	27,943	(16,523)
Citigroup Global
Markets, Inc.	Facebook, Inc., Class A	USD	180.00	Jan 2019	63	6,300	68,247	(164,739)
Citigroup Global
Markets, Inc.	Intercontinental Exchange, Inc.	USD	80.00	Jan 2019	134	13,400	36,024	(23,871)
JPMorgan Clearing Corp.	Intuit, Inc.	USD	190.00	Jan 2019	57	5,700	51,562	(147,149)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	9	900	10,209	(22,084)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	29	2,900	37,299	(71,161)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	8	800	7,693	(16,816)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	29	2,900	31,292	(60,958)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	100.00	Jan 2019	111	11,100	48,426	(68,486)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	105.00	Jan 2019	43	4,300	19,542	(17,431)
RBC Capital Markets	Microsoft Corp.	USD	105.00	Jan 2019	51	5,100	16,779	(20,673)
Deutsche Bank
Securities, Inc.	Microsoft Corp.	USD	110.00	Jan 2019	195	19,500	57,651	(49,269)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	110.00	Jan 2019	43	4,300	13,631	(10,864)
RBC Capital Markets LLC	Microsoft Corp.	USD	110.00	Jan 2019	52	5,200	11,076	(13,138)
Citigroup Global
Markets, Inc.	Philip Morris International, Inc.	USD	115.00	Jan 2019	55	5,500	22,061	(610)
Citigroup Global
Markets, Inc.	State Street Corp.	USD	100.00	Jan 2019	61	6,100	47,707	(25,270)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	125.00	Jan 2019	64	6,400	28,182	(16,410)

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Options on securities (continued)
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	130.00	Jan 2019	65	6,500	$20,973	$(10,590)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2019	10	1,000	6,237	(6,625)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	145.00	Jan 2019	10	1,000	4,833	(4,938)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2019	10	1,000	3,709	(3,326)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	155.00	Jan 2019	10	1,000	2,728	(2,280)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	165.00	Jan 2019	86	8,600	30,702	(7,428)
Citigroup Global
Markets, Inc.	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2019	8	800	4,176	(155)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	230.00	Jan 2019	33	3,300	32,671	(14,590)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	240.00	Jan 2019	34	3,400	23,229	(8,103)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	12	1,200	11,184	(11,005)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	33	3,300	18,604	(30,263)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	36	3,600	28,349	(21,545)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	93	9,300	45,759	(55,658)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2019	21	2,100	12,960	(62,225)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	110.00	Jan 2019	21	2,100	9,578	(53,603)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	115.00	Jan 2019	21	2,100	6,888	(44,182)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	58	5,800	22,693	(99,016)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	125.00	Jan 2019	56	5,600	20,292	(71,964)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	135.00	Jan 2019	85	8,500	36,266	(62,470)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	43	4,300	18,576	(22,166)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	38	3,800	17,746	(19,588)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	150.00	Jan 2020	33	3,300	30,571	(28,912)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	155.00	Jan 2020	33	3,300	24,836	(23,770)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	160.00	Jan 2020	34	3,400	20,699	(20,012)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	7	700	1,344	(224)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	85	8,500	14,911	(2,716)
							$1,502,071	$(1,880,106)

Derivatives Currency Abbreviations

USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.2%
Brazil - 6.2%
Aliansce Shopping Centers SA	22,950	$87,874
Banco Bradesco SA	32,561	204,822
Banco do Brasil SA	241,183	1,782,853
Banco Santander Brasil SA	104,477	789,828
Brasil Brokers Participacoes SA (A)	34,340	3,455
BrasilAgro - Co Brasileira de
Propriedades Agricolas	9,500	33,213
BRF SA (A)	62,126	288,529
Cia Siderurgica Nacional SA (A)	74,551	151,189
Construtora Tenda SA (A)	33,362	204,782
Cosan SA Industria e Comercio	60,342	547,721
CSU Cardsystem SA	9,300	15,357
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	89,323	253,513
Direcional Engenharia SA (A)	46,600	71,660
Duratex SA	139,631	313,433
Embraer SA	305,078	1,909,616
Even Construtora e Incorporadora SA (A)	26,200	24,674
Ez Tec Empreendimentos e Participacoes SA	33,726	140,360
Fibria Celulose SA	24,998	468,066
Fibria Celulose SA, ADR	40,591	754,587
Gafisa SA (A)	5,286	14,102
Gafisa SA, ADR (A)	1,578	8,363
Gerdau SA	50,229	138,929
Gerdau SA, ADR	221,194	783,027
Guararapes Confeccoes SA	1,500	36,539
Helbor Empreendimentos SA (A)	111,305	26,421
International Meal Company Alimentacao SA	57,700	118,057
Iochpe Maxion SA	64,583	348,431
JBS SA	436,161	1,046,584
JHSF Participacoes SA (A)	56,500	16,036
JSL SA (A)	16,200	17,764
Kepler Weber SA (A)	12,700	32,964
Kroton Educacional SA	219,624	528,129
Magnesita Refratarios SA	22,850	373,783
Marcopolo SA	14,300	9,224
Mills Estruturas e Servicos de Engenharia
SA (A)	32,877	16,541
MRV Engenharia e Participacoes SA	176,965	549,741
Paranapanema SA (A)	5,000	1,445
Petro Rio SA (A)	4,071	73,526
Petroleo Brasileiro SA	1,256,990	6,298,328
Petroleo Brasileiro SA, ADR	52,982	531,409
Petroleo Brasileiro SA, ADR	52,953	468,105
Porto Seguro SA	9,210	96,668
Profarma Distribuidora de Produtos
Farmaceuticos SA (A)	15,491	18,186
QGEP Participacoes SA	47,360	180,850
Restoque Comercio e Confeccoes de
Roupas SA	2,875	17,684
Santos Brasil Participacoes SA	83,700	60,252
Sao Carlos Empreendimentos e
Participacoes SA	7,005	56,029
SLC Agricola SA	31,418	413,097
Springs Global Participacoes SA (A)	12,400	22,396
Sul America SA	77,700	366,473
Suzano Papel e Celulose SA	1,692	19,632
Technos SA (A)	24,300	10,909
Tecnisa SA (A)	42,889	13,279
TPI - Triunfo Participacoes e
Investimentos SA	22,800	9,412
Tupy SA	33,051	152,901
Usinas Siderurgicas de Minas Gerais SA	44,238	128,180
Vale SA	1,790,356	22,907,503
		43,956,431

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chile - 1.4%
Besalco SA	54,208	$49,778
CAP SA	34,732	345,404
Cementos BIO BIO SA	16,447	22,736
Cencosud SA	599,051	1,480,678
Cia Pesquera Camanchaca SA (A)	114,725	10,186
Cia Sud Americana de Vapores SA (A)	899,596	25,471
Cristalerias de Chile SA	28,230	262,687
Empresa Nacional de Telecomunicaciones SA	46,286	425,042
Empresas AquaChile SA (A)	40,834	24,561
Empresas CMPC SA	358,395	1,305,459
Empresas COPEC SA	101,233	1,549,323
Empresas Hites SA	46,731	42,190
Empresas La Polar SA (A)	750,451	49,387
Enel Americas SA	1,365,087	241,284
Enel Americas SA, ADR	120,155	1,058,566
Enel Chile SA, ADR	97,949	477,991
Grupo Security SA	262,124	119,934
Inversiones Aguas Metropolitanas SA	96,642	147,597
Itau CorpBanca	35,072,054	342,511
Latam Airlines Group SA	21,014	207,440
Masisa SA	1,264,197	79,327
PAZ Corp. SA	68,444	98,781
Ripley Corp. SA	452,252	429,137
Salfacorp SA	158,748	245,413
Sigdo Koppers SA	42,080	67,951
SMU SA (A)	84,625	24,932
Sociedad Matriz SAAM SA	1,938,521	177,121
Socovesa SA	234,318	130,920
Vina Concha y Toro SA	66,384	136,650
		9,578,457
China - 12.3%
361 Degrees International, Ltd.	140,000	42,885
Agile Group Holdings, Ltd.	533,000	906,870
Agricultural Bank of China, Ltd., H Shares	5,071,000	2,366,783
Air China, Ltd., H Shares	114,000	109,600
Angang Steel Company, Ltd., H Shares (B)	198,000	177,899
Anton Oilfield Services Group (A)	550,000	78,850
Asia Cement China Holdings Corp.	171,000	101,418
Asia Plastic Recycling Holding, Ltd.	80,065	26,116
AVIC International Holdings, Ltd., H Shares	110,000	62,492
AviChina Industry & Technology
Company, Ltd., H Shares	188,000	111,608
BAIC Motor Corp., Ltd., H Shares (C)	327,500	311,713
Bank of China, Ltd., H Shares	12,196,694	6,048,644
Bank of Chongqing Company, Ltd., H Shares	192,000	121,739
Bank of Communications Company, Ltd.,
H Shares	1,136,876	870,119
Baoye Group Company, Ltd., H Shares (A)	70,000	42,956
BBMG Corp., H Shares (B)	431,000	158,393
Beijing Capital Land, Ltd., H Shares	174,000	74,711
Beijing North Star Company, Ltd., H Shares	182,000	57,806
Boer Power Holdings, Ltd. (A)	130,000	18,852
Boyaa Interactive International, Ltd. (A)(B)	126,000	37,844
Cabbeen Fashion, Ltd.	80,000	31,791
Central China Real Estate, Ltd.	254,732	118,664
Changshouhua Food Company, Ltd.	30,000	14,297
Chaowei Power Holdings, Ltd. (B)	180,000	91,403
Chigo Holding, Ltd. (A)	768,000	8,784
China Aoyuan Property Group, Ltd.	345,000	251,120
China BlueChemical, Ltd., H Shares	420,000	154,210
China Cinda Asset Management
Company, Ltd., H Shares	1,634,000	523,281
China CITIC Bank Corp., Ltd., H Shares	1,181,775	738,078
China Coal Energy Company, Ltd., H Shares	401,000	165,496

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Communications
Construction Company, Ltd., H Shares	951,000	$915,857
China Communications Services Corp., Ltd.,
H Shares	659,200	416,562
China Construction Bank Corp., H Shares	15,188,000	13,897,648
China Dongxiang Group Company, Ltd.	920,000	168,812
China Eastern Airlines Corp., Ltd., H Shares	370,000	249,589
China Electronics Optics Valley Union
Holding Company, Ltd.	404,000	31,317
China Energy Engineering Corp., Ltd.,
H Shares	292,000	44,936
China Everbright Bank Company, Ltd.,
H Shares	491,000	210,651
China Galaxy Securities Company, Ltd.,
H Shares	482,000	246,415
China Greenfresh Group Company, Ltd. (A)	120,000	18,659
China Harmony New Energy Auto
Holding, Ltd. (B)	148,000	63,285
China Hongqiao Group, Ltd. (B)	482,000	452,666
China Huarong Asset Management
Company, Ltd., H Shares (C)	1,934,000	557,522
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	49,241
China International Capital Corp., Ltd., H
Shares (C)	76,400	135,442
China International Marine Containers Group
Company, Ltd., H Shares	43,200	56,458
China Lesso Group Holdings, Ltd.	298,000	188,645
China Machinery Engineering Corp., H Shares	237,000	113,345
China Minsheng Banking Corp., Ltd.,
H Shares	995,400	711,303
China National Building Material
Company, Ltd., H Shares	1,279,450	1,259,308
China Oilfield Services, Ltd., H Shares	312,000	293,846
China Oriental Group Company, Ltd. (B)	194,000	136,176
China Petroleum & Chemical Corp., ADR	61,889	5,560,113
China Petroleum & Chemical Corp., H Shares	718,000	642,694
China Railway Construction Corp., Ltd.,
H Shares	559,665	566,146
China Railway Group, Ltd., H Shares	862,000	649,931
China Reinsurance Group Corp., H Shares	697,000	152,555
China Resources Pharmaceutical
Group, Ltd. (C)	271,000	374,699
China Rundong Auto Group, Ltd. (A)(C)	26,000	9,626
China Saite Group Company, Ltd. (A)	296,000	19,590
China Sanjiang Fine Chemicals Company, Ltd.	105,000	34,965
China SCE Property Holdings, Ltd.	462,200	218,406
China Shengmu Organic Milk, Ltd. (A)(B)(C)	420,000	36,372
China Shenhua Energy Company, Ltd.,
H Shares	938,000	2,218,601
China Shineway Pharmaceutical Group, Ltd.	86,000	167,748
China Silver Group, Ltd. (A)	114,000	18,727
China Sunshine Paper Holdings
Company, Ltd.	71,000	16,050
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	28,082
China XLX Fertiliser, Ltd.	115,000	47,842
China ZhengTong Auto Services
Holdings, Ltd.	172,500	114,514
China Zhongwang Holdings, Ltd. (B)	562,400	297,078
Chongqing Machinery & Electric
Company, Ltd., H Shares	398,000	35,893
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	757,000	449,314
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd. (A)	111,000	11,308
CITIC Securities Company, Ltd., H Shares	100,000	198,815

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
CNOOC, Ltd.	4,593,000	$7,870,314
Coland Holdings, Ltd.	24,000	31,478
Comtec Solar Systems Group, Ltd. (A)	248,000	2,747
Coolpad Group, Ltd. (A)(D)	32,200	1,773
COSCO SHIPPING Energy Transportation
Company, Ltd., H Shares (B)	324,000	155,755
CPMC Holdings, Ltd.	56,000	34,517
CRCC High-Tech Equipment Corp., Ltd., H
Shares (B)	119,000	26,873
CSC Financial Company, Ltd., H
Shares (A)(C)	15,500	11,002
Dalian Port PDA Company, Ltd., H Shares	323,400	48,154
Daphne International Holdings, Ltd. (A)	172,000	8,755
Dongfeng Motor Group Company, Ltd.,
H Shares	514,000	541,764
Dongyue Group, Ltd.	47,000	39,343
E-Commodities Holdings, Ltd.	348,000	24,371
Everbright Securities Company, Ltd., H
Shares (B)(C)	48,600	59,080
Evergreen International Holdings, Ltd.	122,000	8,371
Fantasia Holdings Group Company, Ltd. (B)	670,500	111,359
Fosun International, Ltd.	373,960	700,424
Fufeng Group, Ltd. (B)	334,200	149,930
GF Securities Company, Ltd., H Shares (A)	101,200	147,032
GOME Retail Holdings, Ltd. (A)(B)	2,644,000	269,175
Grand Baoxin Auto Group, Ltd.	74,500	28,451
Green Seal Holding, Ltd.	36,000	35,665
Greenland Hong Kong Holdings, Ltd.	245,625	90,761
Greentown China Holdings, Ltd. (B)	153,500	205,109
Guangdong Yueyun Transportation
Company, Ltd., H Shares	30,000	18,157
Guangshen Railway Company, Ltd., ADR	13,823	388,703
Guangzhou R&F Properties Company, Ltd.,
H Shares	312,400	626,973
Guodian Technology & Environment Group
Corp., Ltd., H Shares (A)	219,000	12,268
Guolian Securities Company, Ltd., H
Shares (B)	45,000	13,852
Guorui Properties, Ltd.	84,000	27,490
Haitong Securities Company, Ltd., H Shares	472,400	476,555
Harbin Bank Company, Ltd., H Shares (C)	203,000	45,425
Harbin Electric Company, Ltd., H Shares	184,000	53,757
Hilong Holding, Ltd.	319,000	49,390
Hiroca Holdings, Ltd.	33,000	111,313
HNA Infrastructure Company, Ltd., H Shares	47,000	45,818
Honworld Group, Ltd. (C)	88,500	40,865
Hopefluent Group Holdings, Ltd.	46,000	19,785
Hua Hong Semiconductor, Ltd. (C)	100,000	341,788
Huaneng Renewables Corp., Ltd., H Shares	1,318,000	436,869
Huishang Bank Corp., Ltd., H Shares	83,000	39,364
Hydoo International Holding, Ltd. (A)	388,000	22,493
Industrial & Commercial Bank of China, Ltd.,
H Shares	19,011,000	14,179,167
Inner Mongolia Yitai Coal Company, Ltd.,
H Shares	14,200	16,446
Jiangnan Group, Ltd. (B)	406,000	24,006
Jiangxi Copper Company, Ltd., H Shares (B)	222,000	281,890
JinkoSolar Holding Company, Ltd.,
ADR (A)(B)	6,682	92,011
Kangda International Environmental
Company, Ltd. (A)(C)	209,000	32,438
KWG Property Holding, Ltd.	382,513	477,779
Legend Holdings Corp., H Shares (C)	88,200	268,186
Leoch International Technology, Ltd. (A)	102,000	11,543

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Lianhua Supermarket Holdings
Company, Ltd., H Shares (A)	114,000	$33,187
Longfor Properties Company, Ltd.	318,000	854,994
Lonking Holdings, Ltd.	304,000	139,225
Maanshan Iron & Steel Company, Ltd., H
Shares (A)(B)	380,000	168,143
Maoye International Holdings, Ltd.	426,000	43,229
Metallurgical Corp. of China, Ltd., H Shares	437,000	128,761
Modern Land China Company, Ltd.	176,400	29,736
NVC Lighting Holding, Ltd.	267,000	22,381
Ourgame International Holdings, Ltd. (A)	46,000	5,728
Parkson Retail Group, Ltd. (A)	311,000	38,014
PetroChina Company, Ltd., H Shares	5,554,000	4,231,119
Poly Culture Group Corp., Ltd., H Shares	22,400	35,668
Postal Savings Bank of China Company, Ltd.,
H Shares (C)	576,000	373,917
Powerlong Real Estate Holdings, Ltd.	384,000	206,735
PW Medtech Group, Ltd. (A)	199,000	39,227
Qingdao Port International Company, Ltd., H
Shares (C)	53,000	39,683
Qingling Motors Company, Ltd., H Shares	278,000	85,250
Qunxing Paper Holdings
Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H
Shares (B)(C)	87,400	117,732
Renhe Commercial Holdings
Company, Ltd. (A)	4,426,000	87,345
Ronshine China Holdings, Ltd. (A)	109,000	141,061
Sany Heavy Equipment International Holdings
Company, Ltd.	307,000	112,742
Semiconductor Manufacturing International
Corp. (A)(B)	286,000	370,548
Semiconductor Manufacturing International
Corp., ADR (A)(B)	96,334	626,171
Shandong Chenming Paper Holdings, Ltd.,
H Shares	78,000	64,449
Shanghai Electric Group Company, Ltd., H
Shares (A)(B)	408,000	137,130
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	344,000	139,039
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	98,200	270,275
Shanghai Prime Machinery Company, Ltd., H
Shares (A)	306,000	47,125
Shengli Oil & Gas Pipe Holdings, Ltd. (A)	268,500	8,730
Shenguan Holdings Group, Ltd.	90,000	5,101
Shui On Land, Ltd.	974,961	246,546
Shunfeng International Clean
Energy, Ltd. (A)(B)	424,000	11,419
Sino Harbour Holdings Group, Ltd.	240,000	7,931
Sino-Ocean Group Holding, Ltd.	725,473	419,821
Sinopec Engineering Group Company, Ltd.,
H Shares	341,000	355,626
Sinotrans, Ltd., H Shares	610,000	320,716
Sinotruk Hong Kong, Ltd. (B)	221,500	363,115
SOHO China, Ltd.	558,500	264,932
Springland International Holdings, Ltd.	197,000	52,125
Sunshine 100 China Holdings, Ltd. (A)(C)	77,000	27,445
Tenwow International Holdings, Ltd. (B)	121,000	7,177
The People’s Insurance Company Group of
China, Ltd., H Shares	1,224,000	572,989
Tianneng Power International, Ltd.	32,000	49,672
Trigiant Group, Ltd.	154,000	20,575
V1 Group, Ltd. (A)(D)	217,400	13,301
Weichai Power Company, Ltd., H Shares	283,000	388,808

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Weiqiao Textile Company, H Shares	150,000	$68,299
West China Cement, Ltd.	876,000	139,388
Wisdom Sports Group	114,000	10,127
Xiamen International Port Company, Ltd.,
H Shares	410,000	65,666
Xingda International Holdings, Ltd.	291,505	85,164
Xingfa Aluminium Holdings, Ltd.	29,000	22,744
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	48,000	33,350
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (A)	243,000	32,143
Xinyuan Real Estate Company, Ltd., ADR	7,346	32,690
Xtep International Holdings, Ltd.	100,000	68,286
Yanzhou Coal Mining Company, Ltd.,
H Shares	528,000	687,561
Youyuan International Holdings, Ltd. (A)(B)	122,000	56,886
Yuanda China Holdings, Ltd. (A)	830,000	9,508
YuanShengTai Dairy Farm, Ltd. (A)	482,000	12,213
Yuzhou Properties Company, Ltd.	450,080	264,497
Zhejiang Glass Company, Ltd., H
Shares (A)(D)	162,000	0
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares (A)	269,200	114,574
		88,095,447
Colombia - 0.3%
Almacenes Exito SA	87,403	483,079
Grupo Argos SA	125,619	851,160
Grupo de Inversiones Suramericana SA	76,621	982,907
Grupo Nutresa SA	3,271	30,132
		2,347,278
Czech Republic - 0.2%
CEZ AS (B)	66,372	1,572,568
Greece - 0.0%
Bank of Greece	1,882	31,384
Ellaktor SA (A)	80,249	178,799
Intracom Holdings SA (A)	6,841	4,911
		215,094
Hong Kong - 5.0%
Ajisen China Holdings, Ltd.	123,000	48,485
AMVIG Holdings, Ltd.	104,000	27,421
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
Asian Citrus Holdings, Ltd. (A)(D)	249,000	19,043
Beijing Enterprises Environment
Group, Ltd. (A)	72,000	7,407
Beijing Enterprises Holdings, Ltd.	93,000	451,544
Beijing Enterprises Medical & Health
Group, Ltd. (A)	252,000	13,144
Beijing Properties Holdings, Ltd. (A)	366,000	18,621
C C Land Holdings, Ltd.	585,126	130,362
Capital Environment Holdings, Ltd. (A)(B)	1,184,000	33,818
Carrianna Group Holdings Company, Ltd.	182,675	25,791
CECEP COSTIN New Materials
Group, Ltd. (A)(D)	348,000	0
Century Sunshine Group Holdings, Ltd. (A)	165,000	5,045
CGN New Energy Holdings Company, Ltd.	388,000	68,636
China Aerospace International Holdings, Ltd.	759,200	73,491
China Agri-Industries Holdings, Ltd.	607,300	231,608
China Everbright, Ltd.	250,000	457,400
China Fiber Optic Network System
Group, Ltd. (A)(D)	150,800	2,691
China Foods, Ltd.	140,000	72,632
China Glass Holdings, Ltd. (A)	130,000	9,411
China High Precision Automation
Group, Ltd. (A)(D)	18,000	2,845

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China High Speed Transmission Equipment
Group Company, Ltd.	72,000	$110,949
China Jinmao Holdings Group, Ltd.	1,252,000	626,366
China Longevity Group Company, Ltd. (A)(D)	93,000	16,240
China Lumena New Materials Corp. (A)(B)(D)	2,036,000	0
China Merchants Land, Ltd.	260,000	44,605
China Merchants Port Holdings Company, Ltd.	242,487	491,105
China Mobile, Ltd.	1,321,000	11,721,163
China New Town Development Company, Ltd.	810,165	26,829
China Oil & Gas Group, Ltd. (A)	1,240,000	96,186
China Overseas Grand Oceans Group, Ltd.	454,500	166,710
China Overseas Land & Investment, Ltd.	1,090,000	3,577,600
China Properties Group, Ltd. (A)	56,000	10,132
China Resources Cement Holdings, Ltd.	580,000	583,704
China Resources Land, Ltd.	788,000	2,646,936
China Singyes Solar Technologies
Holdings, Ltd. (B)	213,400	65,154
China South City Holdings, Ltd.	790,000	153,537
China Starch Holdings, Ltd.	185,000	5,561
China State Construction International
Holdings, Ltd.	148,000	151,382
China Travel International Investment
Hong Kong, Ltd.	694,000	269,858
China Unicom Hong Kong, Ltd.	896,000	1,116,851
China Unicom Hong Kong, Ltd., ADR (B)	112,186	1,403,447
China Vast Industrial Urban Development
Company, Ltd. (C)	36,000	15,938
Chu Kong Shipping Enterprise Group
Company, Ltd.	86,000	20,683
CITIC Dameng Holdings, Ltd. (A)	347,000	16,798
CITIC Resources Holdings, Ltd.	598,000	63,096
CITIC, Ltd.	760,130	1,069,307
Clear Media, Ltd. (D)	52,000	33,802
Comba Telecom Systems Holdings, Ltd. (A)	309,639	43,984
Concord New Energy Group, Ltd.	1,640,000	71,859
COSCO SHIPPING International Hong Kong
Company, Ltd.	133,625	50,705
COSCO SHIPPING Ports, Ltd.	404,718	336,618
Coslight Technology International Group
Company, Ltd. (A)	42,000	14,544
Dah Chong Hong Holdings, Ltd.	259,000	128,662
Dawnrays Pharmaceutical Holdings, Ltd.	37,000	22,899
Digital China Holdings, Ltd. (A)	58,750	32,137
Dynasty Fine Wines Group, Ltd. (A)(D)	330,000	0
EVA Precision Industrial Holdings, Ltd.	184,000	21,035
Far East Horizon, Ltd.	240,000	232,389
GCL New Energy Holdings, Ltd. (A)	1,230,000	50,059
GCL-Poly Energy Holdings, Ltd. (A)	3,582,000	336,374
Gemdale Properties & Investment Corp., Ltd.	1,064,000	114,698
Glorious Property Holdings, Ltd. (A)	352,000	18,775
Goldlion Holdings, Ltd.	75,000	30,680
Goldpac Group, Ltd.	37,000	9,375
Hengdeli Holdings, Ltd. (A)	484,000	21,801
Hi Sun Technology China, Ltd. (A)	375,000	54,784
HKC Holdings, Ltd.	29,206	26,393
Hopson Development Holdings, Ltd.	224,000	199,122
Hua Han Health Industry
Holdings, Ltd. (A)(D)	1,120,000	26,481
Joy City Property, Ltd.	672,000	84,522
Ju Teng International Holdings, Ltd.	248,000	41,057
K Wah International Holdings, Ltd.	315,000	181,034
Kingboard Chemical Holdings, Ltd.	203,630	741,643
Kunlun Energy Company, Ltd.	958,000	836,665
Lai Fung Holdings, Ltd.	11,200	17,442
Min Xin Holdings, Ltd.	46,000	29,652

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Mingyuan Medicare Development
Company, Ltd. (A)(D)	1,300,000	$0
Minmetals Land, Ltd.	438,000	77,897
New World Department Store China, Ltd. (A)	175,000	40,353
Nine Dragons Paper Holdings, Ltd.	206,000	261,375
Panda Green Energy Group, Ltd. (A)	236,000	17,113
PAX Global Technology, Ltd.	209,000	102,847
Poly Property Group Company, Ltd.	541,453	222,787
Pou Sheng International Holdings, Ltd.	577,000	110,177
REXLot Holdings, Ltd. (A)	2,175,000	6,355
Rotam Global Agrosciences, Ltd.	7,854	6,177
Seaspan Corp. (B)	11,878	120,918
Shanghai Industrial Holdings, Ltd.	147,000	341,525
Shanghai Industrial Urban Development
Group, Ltd.	401,000	73,400
Shanghai Zendai Property, Ltd. (A)	1,905,000	43,797
Shenzhen International Holdings, Ltd.	200,537	413,690
Shenzhen Investment, Ltd. (B)	889,571	323,231
Shimao Property Holdings, Ltd.	393,500	1,025,933
Shougang Concord International Enterprises
Company, Ltd. (A)	1,794,000	46,325
Shougang Fushan Resources Group, Ltd.	572,000	135,718
Silver Grant International Industries, Ltd. (A)	322,000	70,204
Sino Oil and Gas Holdings, Ltd. (A)(B)	2,450,000	11,231
Sinofert Holdings, Ltd. (A)(B)	212,000	25,058
Sinolink Worldwide Holdings, Ltd. (A)	536,000	60,487
Sinopec Kantons Holdings, Ltd.	282,000	132,979
Sinotrans Shipping, Ltd.	356,500	93,829
Skyworth Digital Holdings, Ltd.	591,800	263,356
SRE Group, Ltd. (A)	1,148,857	25,162
Summi Group Holdings, Ltd.	200,000	19,866
TCL Electronics Holdings, Ltd.	137,600	65,420
Texhong Textile Group, Ltd.	55,500	83,527
Tian An China Investment Company, Ltd.	144,000	80,605
Tianjin Port Development Holdings, Ltd. (A)	620,000	74,959
Tomson Group, Ltd.	231,714	85,740
Top Spring International Holdings, Ltd.	67,500	22,700
TPV Technology, Ltd.	371,684	40,711
Truly International Holdings, Ltd. (A)(B)	260,000	49,519
United Energy Group, Ltd. (B)	1,858,000	245,825
Universal Medical Financial & Technical
Advisory Services Company, Ltd. (B)(C)	149,500	118,767
Wasion Group Holdings, Ltd.	138,000	74,943
Xinchen China Power Holdings, Ltd. (A)	132,000	13,241
Yanchang Petroleum International, Ltd. (A)	1,710,000	24,597
Yuexiu Property Company, Ltd.	2,007,542	382,267
Zhuhai Holdings Investment Group, Ltd.	152,000	19,525
		35,432,859
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	112,336	1,080,966
OTP Bank PLC	14,256	514,716
		1,595,682
India - 12.7%
5Paisa Capital, Ltd. (A)	3,086	14,432
Aban Offshore, Ltd. (A)	15,263	24,888
ACC, Ltd.	1,843	35,992
Adani Enterprises, Ltd.	100,257	165,099
Adani Green Energy, Ltd. (A)	76,295	30,122
Adani Power, Ltd. (A)	288,375	67,836
Aditya Birla Capital, Ltd. (A)	171,647	333,806
Aditya Birla Fashion and Retail, Ltd. (A)	12,401	24,874
Alembic, Ltd.	35,714	20,670
Allahabad Bank (A)	21,657	13,225
Allcargo Logistics, Ltd.	18,904	29,346

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Ambuja Cements, Ltd.	207,525	$630,131
Anant Raj, Ltd.	54,720	31,238
Andhra Bank (A)	94,706	44,945
Apar Industries, Ltd.	2,063	20,260
Apollo Tyres, Ltd.	124,522	462,674
Arvind, Ltd.	56,642	329,424
Ashoka Buildcon, Ltd.	21,601	71,606
Asian Granito India, Ltd.	1,906	8,419
Astra Microwave Products, Ltd.	12,333	17,627
Atul, Ltd.	58	2,241
Aurobindo Pharma, Ltd.	68,136	602,336
Axis Bank, Ltd.	424,021	3,149,272
Bajaj Hindusthan Sugar, Ltd. (A)	201,805	19,856
Bajaj Holdings & Investment, Ltd.	13,283	558,587
Balkrishna Industries, Ltd.	19,846	301,952
Balmer Lawrie & Company, Ltd.	35,700	109,506
Balrampur Chini Mills, Ltd.	68,416	63,417
Banco Products India, Ltd.	6,774	20,299
Bank of Baroda (A)	89,375	147,350
Bank of India (A)	60,291	77,113
BEML, Ltd.	1,822	21,604
Bharat Heavy Electricals, Ltd.	273,166	286,685
Bharti Airtel, Ltd.	676,019	3,766,321
Biocon, Ltd.	13,419	120,941
Birla Corp., Ltd.	9,883	103,678
Brigade Enterprises, Ltd.	8,646	26,667
Canara Bank	30,402	111,732
Ceat, Ltd.	10,616	194,749
CG Power and Industrial Solutions, Ltd. (A)	177,707	144,930
Chambal Fertilizers & Chemicals, Ltd.	68,153	155,918
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,808
Cipla, Ltd.	90,482	814,553
City Union Bank, Ltd.	27,068	72,852
Clariant Chemicals India, Ltd.	2,289	13,331
Coffee Day Enterprises, Ltd. (A)(C)	11,433	45,719
Container Corp. Of India, Ltd.	19,584	185,719
Cox & Kings, Ltd.	47,142	144,547
Cyient, Ltd.	24,068	269,399
D B Realty, Ltd. (A)	35,138	21,590
DB Corp., Ltd. (A)	3,234	11,986
DCB Bank, Ltd.	89,430	215,807
DCM Shriram, Ltd.	20,095	86,926
DCW, Ltd. (A)	37,654	13,680
Deepak Fertilisers & Petrochemicals
Corp., Ltd.	14,944	58,133
DEN Networks, Ltd. (A)	9,495	11,127
Dewan Housing Finance Corp., Ltd.	78,615	729,348
Dhampur Sugar Mills, Ltd.	11,548	13,710
Dishman Carbogen Amcis, Ltd. (A)	17,540	67,010
DLF, Ltd.	101,322	279,244
Dr. Reddy’s Laboratories, Ltd.	40,205	1,307,093
Dredging Corp. of India, Ltd. (A)	2,622	19,430
eClerx Services, Ltd.	910	17,219
EID Parry India, Ltd. (A)	35,419	122,573
EIH, Ltd.	32,334	80,230
Electrosteel Castings, Ltd.	28,881	9,072
Eros International Media, Ltd. (A)	16,794	28,878
Essel Propack, Ltd.	33,792	58,164
Exide Industries, Ltd.	19,120	72,062
FDC, Ltd.	11,541	38,183
Federal Bank, Ltd.	450,341	537,336
FIEM Industries, Ltd.	737	8,582
Finolex Cables, Ltd.	1,052	8,934
Finolex Industries, Ltd.	5,732	48,280
Firstsource Solutions, Ltd. (A)	95,963	98,698

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Fortis Healthcare, Ltd. (A)	128,495	$252,436
Future Enterprises, Ltd.	62,742	33,990
GAIL India, Ltd.	278,646	1,384,875
Gateway Distriparks, Ltd.	29,322	75,904
Genus Power Infrastructures, Ltd.	25,682	15,711
GHCL, Ltd.	10,350	41,273
GIC Housing Finance, Ltd.	3,444	17,692
Glenmark Pharmaceuticals, Ltd.	21,160	180,669
Godawari Power and Ispat, Ltd. (A)	1,586	10,616
Godfrey Phillips India, Ltd.	4,115	43,682
Granules India, Ltd.	24,247	28,644
Grasim Industries, Ltd.	122,605	1,802,798
Greaves Cotton, Ltd.	5,394	11,312
Gujarat Alkalies & Chemicals, Ltd.	10,030	78,051
Gujarat Ambuja Exports, Ltd.	12,645	39,217
Gujarat Fluorochemicals, Ltd.	14,055	151,172
Gujarat Mineral Development Corp., Ltd.	46,208	72,460
Gujarat Narmada Valley Fertilizers &
Chemicals, Ltd.	20,903	122,727
Gujarat Pipavav Port, Ltd.	15,449	23,729
Gujarat State Fertilizers & Chemicals, Ltd.	55,927	85,493
Gujarat State Petronet, Ltd.	88,052	231,869
Hathway Cable & Datacom, Ltd. (A)	68,307	24,730
HBL Power Systems, Ltd.	18,476	8,997
HCL Technologies, Ltd.	42,853	579,439
HeidelbergCement India, Ltd.	9,571	19,392
Hikal, Ltd.	21,216	45,086
HIL, Ltd.	996	26,078
Himachal Futuristic Communications, Ltd. (A)	252,940	107,245
Himatsingka Seide, Ltd.	11,500	48,080
Hindalco Industries, Ltd.	518,502	1,743,843
Hinduja Global Solutions, Ltd.	2,403	28,072
Hindustan Media Ventures, Ltd.	5,908	16,619
Housing Development &
Infrastructure, Ltd. (A)	118,648	35,692
HSIL, Ltd.	8,910	43,491
HT Media, Ltd.	34,311	35,873
ICICI Bank, Ltd.	847,890	3,401,660
IDBI Bank, Ltd. (A)	49,275	39,594
Idea Cellular, Ltd. (A)	832,925	718,149
IDFC Bank, Ltd.	418,006	236,858
IDFC, Ltd.	454,224	306,975
IFCI, Ltd. (A)	258,047	56,354
IIFL Holdings, Ltd.	77,165	753,025
IL&FS Transportation Networks, Ltd. (A)	25,739	14,759
India Glycols, Ltd.	1,357	8,121
Indiabulls Real Estate, Ltd. (A)	105,149	239,526
Indian Bank (A)	40,967	205,119
Indian Overseas Bank (A)	104,935	21,539
Indoco Remedies, Ltd.	4,442	11,929
INEOS Styrolution India, Ltd.	2,298	25,044
Infosys, Ltd.	81,591	1,568,310
Ingersoll Rand India, Ltd.	4,901	38,245
Inox Wind, Ltd. (A)	7,148	8,772
Insecticides India, Ltd.	1,634	16,128
Ipca Laboratories, Ltd.	9,284	94,724
J Kumar Infraprojects, Ltd.	9,276	31,153
Jagran Prakashan, Ltd.	13,263	27,405
Jai Corp., Ltd.	30,590	64,616
Jain Irrigation Systems, Ltd.	143,549	161,049
Jaiprakash Associates, Ltd. (A)	207,878	48,552
Jaypee Infratech, Ltd. (A)	123,242	10,149
JB Chemicals & Pharmaceuticals, Ltd.	15,560	58,570
Jindal Poly Films, Ltd.	2,927	9,248
Jindal Saw, Ltd.	66,513	77,247

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Jindal Stainless, Ltd. (A)	18,293	$18,302
Jindal Steel & Power, Ltd. (A)	170,714	555,493
JITF Infralogistics, Ltd. (A)	7,295	2,440
JK Cement, Ltd.	5,606	71,418
JK Lakshmi Cement, Ltd.	4,279	19,288
JK Paper, Ltd. (A)	28,949	48,868
JK Tyre & Industries, Ltd.	34,844	61,837
JM Financial, Ltd.	94,720	161,325
JMC Projects India, Ltd.	1,233	9,503
JSW Energy, Ltd. (A)	184,068	175,187
JSW Holdings, Ltd. (A)	459	12,063
JSW Steel, Ltd.	506,361	2,414,907
Jubilant Life Sciences, Ltd.	33,177	340,284
Kalpataru Power Transmission, Ltd.	20,383	120,139
Kalyani Steels, Ltd.	7,392	27,383
Kaveri Seed Company, Ltd.	8,509	69,318
KCP, Ltd.	19,388	27,741
Kiri Industries, Ltd. (A)	4,764	33,487
Kirloskar Brothers, Ltd.	6,377	26,895
Kolte-Patil Developers, Ltd.	12,368	49,842
KPIT Technologies, Ltd.	83,308	330,809
KPR Mill, Ltd.	7,754	72,054
L&T Finance Holdings, Ltd.	86,187	190,681
Larsen & Toubro, Ltd.	73,848	1,374,800
LEEL Electricals, Ltd.	6,914	10,359
LIC Housing Finance, Ltd.	158,617	1,085,153
Linde India, Ltd.	5,094	31,964
LT Foods, Ltd.	28,304	24,769
Lupin, Ltd.	92,250	1,220,190
Magma Fincorp, Ltd.	27,560	65,347
Maharashtra Scooters Ltd.	619	26,150
Maharashtra Seamless, Ltd.	11,852	74,859
Mahindra & Mahindra Financial Services, Ltd.	19,445	134,138
Mahindra & Mahindra, Ltd.	185,072	2,422,449
Mahindra CIE Automotive, Ltd. (A)	33,609	127,401
Mahindra Lifespace Developers, Ltd.	11,712	95,399
Man Infraconstruction, Ltd.	24,643	15,911
Manappuram Finance, Ltd.	244,381	351,944
Mangalam Cement, Ltd.	2,038	6,964
Marksans Pharma, Ltd.	53,142	20,417
Max India, Ltd. (A)	13,125	13,967
McLeod Russel India, Ltd.	20,316	44,142
Meghmani Organics, Ltd.	7,681	9,198
Merck, Ltd.	3,261	113,379
Mindtree, Ltd.	35,014	503,895
Mirza International, Ltd.	8,009	12,106
MOIL, Ltd.	33,085	83,598
Mphasis, Ltd.	44,995	709,219
MRF, Ltd.	303	332,197
Munjal Showa, Ltd.	5,200	17,016
Muthoot Finance, Ltd.	42,336	234,340
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	72,119	12,763
National Aluminium Company, Ltd.	222,795	210,507
Nava Bharat Ventures, Ltd.	40,502	76,859
Navkar Corp., Ltd. (A)(C)	3,633	6,825
NCC, Ltd.	200,289	279,722
Nectar Lifesciences, Ltd.	11,502	3,688
NIIT Technologies, Ltd.	15,320	247,129
NIIT, Ltd. (A)	23,624	33,219
Nilkamal, Ltd.	1,287	29,900
NOCIL, Ltd.	12,576	29,929
Nucleus Software Exports, Ltd.	3,475	18,564
Oberoi Realty, Ltd.	50,603	352,355
OCL India, Ltd.	1,993	30,872
Omaxe, Ltd.	18,944	60,577

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Orient Cement, Ltd.	16,316	$26,255
Oriental Bank of Commerce (A)	21,608	23,912
Patel Engineering, Ltd. (A)	9,668	5,858
PC Jeweller, Ltd. (A)	36,034	71,978
Persistent Systems, Ltd.	17,441	206,478
Petronet LNG, Ltd.	16,537	53,231
Phillips Carbon Black, Ltd.	29,545	93,992
Piramal Enterprises, Ltd.	22,784	841,474
Polyplex Corp., Ltd.	2,563	16,467
Power Finance Corp., Ltd.	291,838	330,198
Power Mech Projects, Ltd.	998	13,583
Prabhat Dairy, Ltd.	5,814	11,185
Praj Industries, Ltd.	42,222	48,463
Prakash Industries, Ltd. (A)	26,142	55,397
Prestige Estates Projects, Ltd.	65,456	257,858
PTC India Financial Services, Ltd.	64,975	15,428
PTC India, Ltd.	111,999	124,016
Punjab National Bank (A)	119,919	133,702
Puravankara, Ltd.	24,924	37,802
Rain Industries, Ltd.	43,031	121,134
Rajesh Exports, Ltd.	12,506	109,810
Rallis India, Ltd.	9,977	27,330
Ramco Industries, Ltd.	9,978	32,914
Rashtriya Chemicals & Fertilizers, Ltd.	47,845	49,689
Raymond, Ltd.	13,612	182,646
Redington India, Ltd.	137,134	220,478
Reliance Capital, Ltd.	25,218	142,552
Reliance Communications, Ltd. (A)	501,471	99,837
Reliance Home Finance, Ltd. (A)	31,920	28,126
Reliance Industries, Ltd.	165,331	2,350,824
Reliance Industries, Ltd., GDR (C)	554,303	15,533,672
Reliance Power, Ltd. (A)	359,775	168,054
Rico Auto Industries, Ltd.	25,245	24,469
Ruchi Soya Industries, Ltd. (A)	21,355	3,459
Rural Electrification Corp., Ltd.	307,918	475,035
Sadbhav Engineering, Ltd.	12,808	54,124
Sanghi Industries, Ltd. (A)	18,735	22,304
Sarda Energy & Minerals, Ltd.	1,740	10,080
Sasken Technologies, Ltd.	1,557	20,785
Sequent Scientific, Ltd.	15,042	11,850
Shilpa Medicare, Ltd.	3,500	20,318
Shipping Corp. of India, Ltd. (A)	65,690	56,401
Shriram City Union Finance, Ltd.	6,049	179,357
Shriram EPC, Ltd. (A)	28,468	6,232
Shriram Transport Finance Company, Ltd.	80,500	1,521,992
Simplex Infrastructures, Ltd.	4,647	30,186
Sintex Plastics Technology, Ltd. (A)	113,866	70,618
SML ISUZU, Ltd.	886	9,936
Sobha, Ltd.	22,691	145,649
Solara Active Pharma Sciences, Ltd. (A)	230	763
Srei Infrastructure Finance, Ltd.	64,363	58,683
SRF, Ltd.	4,570	113,286
Srikalahasthi Pipes, Ltd.	5,355	19,941
State Bank of India (A)	408,437	1,547,519
Steel Authority of India, Ltd. (A)	153,968	186,353
Strides Shasun, Ltd.	1,385	7,970
Sun Pharmaceutical Industries, Ltd.	58,080	478,549
Sunteck Realty, Ltd.	17,488	94,881
Surya Roshni, Ltd.	3,874	17,657
Syndicate Bank (A)	32,580	19,621
TAKE Solutions, Ltd.	15,978	52,898
Tamil Nadu Newsprint & Papers, Ltd.	8,715	31,800
Tata Chemicals, Ltd.	34,619	351,736
Tata Global Beverages, Ltd.	159,890	627,941
Tata Motors, Ltd. (A)	620,187	2,434,430

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Tata Steel, Ltd.	202,783	$1,678,714
Tech Mahindra, Ltd.	170,607	1,626,030
Techno Electric & Engineering
Company, Ltd. (A)	7,407	28,328
Texmaco Rail & Engineering, Ltd.	28,232	28,250
The Great Eastern Shipping Company, Ltd.	30,495	125,640
The India Cements, Ltd.	98,907	152,756
The Indian Hotels Company, Ltd.	109,797	211,641
The Jammu & Kashmir Bank, Ltd. (A)	100,271	74,846
The Karnataka Bank, Ltd.	83,273	133,539
The Karur Vysya Bank, Ltd.	180,646	273,936
The Lakshmi Vilas Bank, Ltd.	35,933	54,588
The South Indian Bank, Ltd.	417,562	135,776
The Tinplate Company of India, Ltd.	9,656	23,375
Thirumalai Chemicals, Ltd.	463	9,585
TI Financial Holdings, Ltd.	17,488	156,934
Time Technoplast, Ltd.	29,797	50,807
Titagarh Wagons, Ltd.	22,692	31,479
Tourism Finance Corp. of India, Ltd.	3,410	7,204
Transport Corp. of India, Ltd.	6,363	26,778
Trident, Ltd.	47,430	39,135
Triveni Engineering & Industries, Ltd.	24,882	13,650
Tube Investments of India, Ltd.	18,475	61,520
TV Today Network, Ltd.	3,975	24,348
TV18 Broadcast, Ltd. (A)	248,227	190,526
UCO Bank (A)	85,194	22,727
Uflex, Ltd.	13,952	52,968
UFO Moviez India, Ltd.	3,603	18,563
Unichem Laboratories, Ltd.	17,100	59,017
Union Bank of India (A)	73,563	88,334
UPL, Ltd. (A)	4,140	37,404
VA Tech Wabag, Ltd.	7,507	42,622
Vardhman Textiles, Ltd.	7,410	132,022
Vedanta, Ltd.	224,895	776,098
Vedanta, Ltd., ADR	158,875	2,160,700
Vijaya Bank	99,195	75,372
Vindhya Telelinks, Ltd.	526	7,867
Visaka Industries, Ltd.	1,623	12,308
Welspun Corp., Ltd.	43,047	73,906
Welspun Enterprises, Ltd.	18,967	46,767
Welspun India, Ltd.	48,637	38,305
West Coast Paper Mills, Ltd.	3,765	14,392
Wipro, Ltd.	589,060	2,241,036
Wockhardt, Ltd. (A)	6,467	60,488
Yes Bank, Ltd.	94,384	468,376
Zensar Technologies, Ltd.	5,057	94,288
		90,815,323
Indonesia - 2.4%
Adaro Energy Tbk PT	7,082,300	883,702
Adhi Karya Persero Tbk PT	840,700	104,891
Agung Podomoro Land Tbk PT (A)	3,248,000	37,589
Alam Sutera Realty Tbk PT (A)	5,702,700	130,141
Aneka Tambang Tbk PT	814,006	50,432
Asahimas Flat Glass Tbk PT	62,500	21,598
Astra Agro Lestari Tbk PT	215,555	168,283
Astra International Tbk PT	957,600	440,874
Astra Otoparts Tbk PT	267,700	27,026
Bakrie & Brothers Tbk PT (A)(D)	9,546,259	46,632
Bakrie Telecom Tbk PT (A)	17,557,300	61,261
Bank Bukopin Tbk PT (A)	1,802,600	43,493
Bank Danamon Indonesia Tbk PT	1,179,894	525,268
Bank Mandiri Persero Tbk PT	4,245,740	2,031,282
Bank Negara Indonesia Persero Tbk PT	3,228,481	1,586,347
Bank Pan Indonesia Tbk PT (A)	1,542,497	91,396

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	810,100	$118,038
Bank Pembangunan Daerah Jawa Timur
Tbk PT	1,424,000	67,512
Bank Tabungan Negara Persero Tbk PT	2,067,861	352,915
Bank Tabungan Pensiunan Nasional Tbk PT	145,900	40,705
Barito Pacific Tbk PT	1,587,200	218,941
Bekasi Fajar Industrial Estate Tbk PT	2,132,800	37,198
Benakat Integra Tbk PT (A)	8,689,500	34,440
Berlian Laju Tanker Tbk PT (A)(D)	16,708,166	0
BISI International Tbk PT	564,400	67,848
Blue Bird Tbk PT	90,600	17,892
Bukit Asam Persero Tbk PT	695,800	192,182
Bumi Serpong Damai Tbk PT (A)	2,204,800	240,548
Ciputra Development Tbk PT	6,132,944	435,467
Clipan Finance Indonesia Tbk PT (A)	1,045,000	21,232
Eagle High Plantations Tbk PT (A)	2,150,100	26,800
Elnusa Tbk PT	1,954,900	45,722
Energi Mega Persada Tbk PT (A)	2,262,301	19,681
Erajaya Swasembada Tbk PT	718,400	122,272
Gajah Tunggal Tbk PT	964,900	46,382
Garuda Indonesia Persero Tbk PT (A)	2,404,863	40,611
Global Mediacom Tbk PT	3,942,400	152,401
Harum Energy Tbk PT	299,900	51,916
Holcim Indonesia Tbk PT (A)	807,168	31,786
Indah Kiat Pulp & Paper Corp. Tbk PT	1,331,600	1,726,707
Indika Energy Tbk PT	768,500	183,065
Indo Tambangraya Megah Tbk PT	172,400	268,897
Indofood Sukses Makmur Tbk PT	1,797,600	833,929
Intiland Development Tbk PT (A)	3,071,800	79,333
Japfa Comfeed Indonesia Tbk PT	1,671,370	186,955
Jaya Real Property Tbk PT	215,500	10,311
Kawasan Industri Jababeka Tbk PT (A)	8,573,499	128,103
KMI Wire & Cable Tbk PT	1,066,500	25,115
Krakatau Steel Persero Tbk PT (A)	540,000	17,169
Lippo Cikarang Tbk PT (A)	223,200	27,839
Lippo Karawaci Tbk PT	7,443,993	176,225
Malindo Feedmill Tbk PT	128,500	6,143
Matahari Putra Prima Tbk PT (A)	315,100	5,180
Medco Energi Internasional Tbk PT (A)	3,934,933	264,182
Media Nusantara Citra Tbk PT	1,392,300	89,146
Metrodata Electronics Tbk PT	233,100	12,443
MNC Investama Tbk PT (A)	15,144,900	109,100
Modernland Realty Tbk PT	4,331,800	87,621
Multipolar Tbk PT (A)	2,951,400	20,571
Nusantara Infrastructure Tbk PT	4,691,200	65,089
Pabrik Kertas Tjiwi Kimia Tbk PT	604,300	688,259
Pan Brothers Tbk PT	1,456,700	50,177
Panin Financial Tbk PT (A)	5,878,700	83,588
Paninvest Tbk PT (A)	660,500	49,298
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	1,544,200	106,464
PP Persero Tbk PT	1,380,900	191,517
Ramayana Lestari Sentosa Tbk PT	1,346,500	139,879
Salim Ivomas Pratama Tbk PT	1,797,900	61,651
Sampoerna Agro Tbk PT	331,700	54,472
Semen Baturaja Persero Tbk PT	110,200	28,121
Semen Indonesia Persero Tbk PT	872,500	433,697
Sentul City Tbk PT (A)	6,742,000	51,641
Siloam International Hospitals Tbk PT (A)	53,900	19,640
Sri Rejeki Isman Tbk PT	4,031,800	96,626
Summarecon Agung Tbk PT	2,062,100	129,984
Surya Semesta Internusa Tbk PT	2,215,800	87,255
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk PT (A)	1,428,300	24,300

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Timah Tbk PT	1,683,460	$94,981
Tiphone Mobile Indonesia Tbk PT	773,100	38,759
Trias Sentosa Tbk PT	1,792,200	50,206
Truba Alam Manunggal Engineering Tbk
PT (A)	11,991,500	7,531
Tunas Baru Lampung Tbk PT	1,425,400	88,033
Tunas Ridean Tbk PT	1,022,500	91,695
United Tractors Tbk PT	419,600	923,923
Vale Indonesia Tbk PT (A)	682,500	192,101
Visi Media Asia Tbk PT (A)	759,800	10,073
Waskita Beton Precast Tbk PT	2,345,600	59,802
Waskita Karya Persero Tbk PT	487,300	65,283
Wijaya Karya Beton Tbk PT	1,729,800	49,198
Wijaya Karya Persero Tbk PT	1,459,900	134,796
XL Axiata Tbk PT (A)	1,601,600	280,939
		17,339,716
Malaysia - 2.6%
Aeon Company M BHD	31,300	17,578
AFFIN Bank BHD	275,290	174,103
AirAsia Group BHD	788,100	584,118
Alliance Bank Malaysia BHD	473,600	473,915
Allianz Malaysia BHD	4,100	12,886
AMMB Holdings BHD	616,262	571,701
Ann Joo Resources BHD	64,400	31,709
Batu Kawan BHD	3,100	13,752
Benalec Holdings BHD	110,400	6,962
Berjaya Assets BHD (A)	77,400	7,276
Berjaya Corp. BHD (A)	1,358,793	100,515
Berjaya Land BHD (A)	244,400	17,182
BIMB Holdings BHD	16,800	15,995
Borneo Oil BHD (A)	734,100	12,704
Boustead Holdings BHD	272,888	166,253
Boustead Plantations BHD (B)	168,140	52,059
Bumi Armada BHD (A)	1,186,700	211,309
Cahya Mata Sarawak BHD	114,800	66,659
CB Industrial Product Holding BHD	35,900	11,452
CIMB Group Holdings BHD	1,703,875	2,297,227
Coastal Contracts BHD	86,000	20,219
CSC Steel Holdings BHD	64,700	20,793
Cypark Resources BHD	35,200	19,947
Dayang Enterprise Holdings BHD (A)	120,000	19,290
DRB-Hicom BHD (B)	290,600	140,768
Eastern & Oriental BHD	256,998	99,908
Eco World Development Group BHD (A)	401,900	122,216
Ekovest BHD	395,800	64,546
Evergreen Fibreboard BHD	209,800	23,339
Felda Global Ventures Holdings BHD	786,600	293,892
Gadang Holdings BHD	128,400	22,220
Gamuda BHD	55,100	44,540
Genting BHD (B)	1,134,600	2,360,388
Genting Malaysia BHD	112,900	136,332
Glomac BHD	106,040	11,680
HAP Seng Consolidated BHD	122,220	296,561
Hap Seng Plantations Holdings BHD	76,300	42,481
Hengyuan Refining Company BHD (B)	40,700	62,586
HeveaBoard BHD	92,800	18,005
Hiap Teck Venture BHD (A)	368,000	30,483
Hong Leong Financial Group BHD	127,099	566,350
Hua Yang BHD	97,421	11,041
IGB BHD	114,135	82,431
IJM Corp. BHD	1,111,860	492,887
Inch Kenneth Kajang Rubber PLC	106,800	17,834
Insas BHD	256,669	55,512
IOI Properties Group BHD (B)	529,175	209,521
Iris Corp. BHD (A)	380,100	13,657

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Iskandar Waterfront City BHD (A)	59,700	$7,690
JAKS Resources BHD (A)	165,400	54,409
Jaya Tiasa Holdings BHD	210,626	34,896
JCY International BHD	265,600	18,430
Keck Seng Malaysia BHD	107,500	107,134
Kenanga Investment Bank BHD	233,945	39,448
Kian JOO CAN Factory BHD	153,700	102,374
KNM Group BHD (A)	991,800	44,238
KSL Holdings BHD (A)	286,000	59,476
Kumpulan Fima BHD	2,300	900
Land & General BHD (A)	814,920	38,279
LBS Bina Group BHD	305,800	66,148
Lion Industries Corp. BHD (A)	138,700	29,431
Magnum BHD	257,300	133,062
Mah Sing Group BHD	405,000	107,362
Malayan Banking BHD	580,418	1,292,708
Malayan Flour Mills BHD (B)	132,300	46,476
Malaysia Building Society BHD (A)	435,346	124,373
Malaysia Marine and Heavy Engineering
Holdings BHD	42,700	6,961
Malaysian Bulk Carriers BHD (A)	120,600	16,551
Malaysian Pacific Industries BHD	10,900	27,581
Malaysian Resources Corp. BHD (B)	883,800	131,031
Malton BHD	219,900	27,107
Matrix Concepts Holdings BHD	43,800	21,594
Media Prima BHD (A)	396,400	47,152
Mega First Corp. BHD	93,200	83,851
MISC BHD	520,800	762,989
Mitrajaya Holdings BHD	168,480	21,241
MKH BHD	97,630	33,896
MMC Corp. BHD (B)	223,000	73,786
MNRB Holdings BHD (A)	15,000	8,735
Mudajaya Group BHD (A)	92,200	11,072
Muhibbah Engineering M BHD	95,300	70,479
Mulpha International BHD (A)	73,710	39,563
Naim Holdings BHD (A)	67,100	10,702
Oriental Holdings BHD	153,220	232,904
OSK Holdings BHD	455,097	109,659
Panasonic Manufacturing Malaysia BHD	6,000	55,448
Pantech Group Holdings BHD	170,466	24,650
Parkson Holdings BHD (A)	134,267	19,318
Petron Malaysia Refining & Marketing BHD	27,500	49,222
PIE Industrial BHD	57,700	18,541
PPB Group BHD	144,500	703,392
Protasco BHD	160,270	18,413
RHB Bank BHD	262,789	354,484
Rimbunan Sawit BHD (A)	321,800	22,683
Salcon BHD (A)	200,344	20,296
Sapura Energy BHD (A)(B)	2,099,700	331,869
Sarawak Oil Palms BHD	89,185	69,485
Selangor Properties BHD	24,000	24,243
Shangri-La Hotels Malaysia BHD	55,000	77,205
Sime Darby BHD	547,500	331,774
SP Setia BHD Group	174,025	133,736
Star Media Group BHD	62,000	16,686
Sumatec Resources BHD (A)	915,000	10,186
Sunway BHD	461,722	177,065
Supermax Corp. BHD	122,100	125,992
Ta Ann Holdings BHD	75,048	48,860
TA Enterprise BHD	476,600	77,239
TA Global BHD	456,900	36,141
Tan Chong Motor Holdings BHD	42,500	18,940
TDM BHD	96,590	5,743
Thong Guan Industries BHD	36,300	21,846
TIME dotCom BHD	71,700	135,709

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Tiong NAM Logistics Holdings	49,776	$12,052
Tropicana Corp. BHD	323,040	68,194
UEM Edgenta BHD	42,600	19,919
UEM Sunrise BHD	782,300	137,169
UMW Holdings BHD (B)	74,100	109,685
Unisem M BHD (B)	205,280	117,305
United Malacca BHD	68,300	102,468
UOA Development BHD	314,500	185,038
Velesto Energy BHD (A)	1,427,470	98,936
Vivocom International Holdings BHD (A)	607,000	8,289
Wah Seong Corp. BHD (A)	127,000	39,797
WCT Holdings BHD	415,214	83,132
YNH Property BHD (A)	169,701	54,804
YTL Corp. BHD	2,370,214	663,148
		18,817,572
Malta - 0.0%
Brait SE (A)(B)	61,296	190,059
Mexico - 3.7%
Alfa SAB de CV, Class A	1,451,398	1,685,237
Alpek SAB de CV	302,285	447,334
Arca Continental SAB de CV	28,055	172,269
Banco Santander Mexico SA, B Shares	776,760	1,045,836
Bio Pappel SAB de CV (A)	16,029	13,979
Cemex SAB de CV, ADR (A)	439,595	2,883,743
Coca-Cola Femsa SAB de CV, Series L	80,640	454,883
Consorcio ARA SAB de CV	214,885	73,034
Corp. Actinver SAB de CV	30,824	20,642
Credito Real SAB de CV	101,646	118,790
El Puerto de Liverpool SAB de CV,
Series C1 (B)	45,846	293,332
Elementia SAB de CV (A)(C)	10,350	7,015
Gentera SAB de CV (B)	275,100	242,406
Grupo Aeromexico SAB de CV (A)(B)	73,946	100,083
Grupo Carso SAB de CV, Series A1	182,331	616,851
Grupo Cementos de Chihuahua SAB de CV	60,960	394,578
Grupo Comercial Chedraui SA de CV	165,869	384,183
Grupo Elektra SAB de CV (B)	13,660	372,241
Grupo Famsa SAB de CV, Class A (A)	60,589	37,219
Grupo Financiero Banorte SAB de CV,
Series O (B)	844,466	4,965,534
Grupo Financiero Inbursa SAB de CV,
Series O	606,824	852,476
Grupo Financiero Interacciones SA de CV,
Series O (A)	48,214	231,356
Grupo Herdez SAB de CV	55,503	115,532
Grupo Industrial Saltillo SAB de CV	99,900	135,814
Grupo KUO SAB de CV, Series B	140,698	311,643
Grupo Lala SAB de CV	17,700	18,270
Grupo Mexico SAB de CV, Series B	1,664,521	4,717,760
Grupo Pochteca SAB de CV (A)	11,500	4,574
Grupo Sanborns SAB de CV	169,891	162,532
Grupo Simec SAB de CV, Series B (A)	37,957	119,087
Grupo Sports World SAB de CV (A)	9,300	8,569
Grupo Televisa SAB	68,144	258,470
Hoteles City Express SAB de CV (A)	14,400	15,386
Industrias Bachoco SAB de CV, ADR	2,597	149,665
Industrias Bachoco SAB de CV, Series B	64,616	309,704
Industrias CH SAB de CV, Series B (A)	85,411	369,852
Industrias Penoles SAB de CV	17,382	312,093
La Comer SAB de CV (A)	129,609	135,546
Maxcom Telecomunicaciones SAB de CV (A)	3,007	1,045
Mexichem SAB de CV	534,516	1,544,317
Minera Frisco SAB de CV, Series A1 (A)	136,529	51,352
Nemak SAB de CV (B)(C)	191,466	131,595
OHL Mexico SAB de CV	18,100	26,384

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Organizacion Cultiba SAB de CV (B)	89,403	$74,276
Organizacion Soriana SAB de CV,
Series B (A)	657,117	1,159,370
Promotora y Operadora de Infraestructura
SAB de CV	13,411	120,036
Promotora y Operadora de Infraestructura
SAB de CV, L Shares	10,584	76,741
Qualitas Controladora SAB de CV	7,137	17,598
Rassini SAB de CV (B)	14,331	49,061
Rassini SAB de CV, Class A	12,099	21,925
TV Azteca SAB de CV (B)	545,177	66,156
Unifin Financiera SAB de CV	21,575	57,880
Vitro SAB de CV, Series A	40,147	125,331
		26,080,585
Philippines - 1.0%
8990 Holdings, Inc.	151,300	20,841
Alliance Global Group, Inc. (A)	1,551,300	337,694
BDO Unibank, Inc.	480,207	1,129,086
Cebu Air, Inc.	91,170	118,440
CEMEX Holdings Philippines, Inc. (A)(C)	719,000	42,623
Century Properties Group, Inc.	1,726,673	14,223
China Banking Corp.	87,628	55,209
Cosco Capital, Inc.	1,004,800	114,532
DMCI Holdings, Inc.	493,700	97,128
East West Banking Corp. (A)	172,500	45,738
EEI Corp. (A)	43,000	8,880
Emperador, Inc.	150,500	20,841
Empire East Land Holdings, Inc. (A)	997,000	11,419
Energy Development Corp. (A)	1,288,030	126,282
Filinvest Development Corp.	211,875	28,168
Filinvest Land, Inc.	5,094,500	133,694
First Philippine Holdings Corp.	113,380	129,642
Global Ferronickel Holdings, Inc. (A)	272,000	11,225
GT Capital Holdings, Inc.	15,495	264,255
International Container Terminal Services, Inc.	31,460	45,577
JG Summit Holdings, Inc.	918,420	860,439
Lopez Holdings Corp.	972,600	65,266
LT Group, Inc.	655,600	222,539
Megaworld Corp.	4,689,000	376,335
Metropolitan Bank & Trust Company	221,176	304,001
Nickel Asia Corp.	462,400	40,232
Pepsi-Cola Products Philippines, Inc.	243,000	10,085
Petron Corp.	1,213,300	201,858
Philex Mining Corp.	161,300	13,587
Philippine National Bank (A)	120,540	108,675
Philtown Properties, Inc. (A)(D)	3,844	111
Phinma Energy Corp.	675,000	15,805
Phoenix Petroleum Philippines, Inc.	146,300	32,901
RFM Corp.	266,000	23,623
Rizal Commercial Banking Corp.	242,603	126,989
Robinsons Land Corp.	1,093,868	381,364
Robinsons Retail Holdings, Inc.	21,420	31,912
San Miguel Corp.	202,060	521,931
San Miguel Food and Beverage, Inc.	76,700	85,965
Security Bank Corp.	51,500	192,594
SSI Group, Inc. (A)	476,000	16,231
Top Frontier Investment Holdings, Inc. (A)	66,104	320,916
Travellers International Hotel Group, Inc. (A)	831,800	75,650
Union Bank of the Philippines	181,940	298,530
Vista Land & Lifescapes, Inc.	2,264,200	259,975
		7,343,011
Poland - 1.2%
Agora SA (A)	13,345	47,114
Alior Bank SA (A)	278	4,923

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Amica SA	955	$27,669
Asseco Poland SA	33,027	351,848
Bank Handlowy w Warszawie SA	2,573	48,581
Bank Millennium SA (A)	180,538	384,927
Bioton SA (A)	17,651	23,446
Cyfrowy Polsat SA	28,033	172,583
Enea SA	96,042	233,708
Firma Oponiarska Debica SA	1,142	43,169
Getin Holding SA (A)	169,278	24,755
Grupa Azoty SA	16,014	183,821
Grupa Kety SA	745	63,575
Grupa Lotos SA	48,855	740,208
Impexmetal SA (A)	17,409	18,378
KGHM Polska Miedz SA	38,703	907,234
LC Corp. SA	147,244	96,146
Lubelski Wegiel Bogdanka SA	3,833	55,160
mBank SA	1,840	195,569
Netia SA (A)	53,085	71,364
Orbis SA	13,103	309,622
PGE Polska Grupa Energetyczna SA (A)	267,565	664,911
PKP Cargo SA (A)	10,751	127,484
Polnord SA (A)	14,051	32,645
Polski Koncern Naftowy ORLEN SA	87,796	1,966,370
Powszechna Kasa Oszczednosci Bank
Polski SA	155,726	1,529,889
Stalprodukt SA	410	49,558
Tauron Polska Energia SA (A)	407,759	248,641
Trakcja SA	14,894	10,910
Vistula Group SA (A)	37,313	45,643
		8,679,851
Russia - 2.0%
Etalon Group PLC, GDR	10,503	28,687
Gazprom PJSC, ADR	958,281	4,199,334
LUKOIL PJSC, ADR	120,863	8,230,999
Magnitogorsk Iron & Steel Works PJSC, GDR	23,536	206,607
Rosneft Oil Company PJSC, GDR	191,058	1,183,864
RusHydro PJSC, ADR	252,649	263,915
VTB Bank PJSC, GDR	235,696	358,350
		14,471,756
Singapore - 0.0%
Grindrod Shipping Holdings, Ltd. (A)	2,852	29,939
Technovator International, Ltd. (A)	82,000	20,370
		50,309
South Africa - 7.0%
Adcorp Holdings, Ltd. (A)	64,690	84,585
AECI, Ltd.	68,599	529,024
African Oxygen, Ltd.	27,344	59,176
African Phoenix Investments, Ltd. (A)	690,372	33,173
African Rainbow Minerals, Ltd.	37,048	294,163
Alexander Forbes Group Holdings, Ltd.	329,530	137,724
Allied Electronics Corp., Ltd., A Shares (A)	12,026	13,611
Alviva Holdings, Ltd.	80,385	105,039
Anglo American Platinum, Ltd.	21,222	553,498
AngloGold Ashanti, Ltd.	123,710	1,014,212
AngloGold Ashanti, Ltd., ADR	73,839	606,218
ArcelorMittal South Africa, Ltd. (A)	119,476	18,448
Aspen Pharmacare Holdings, Ltd.	37,071	696,042
Assore, Ltd.	9,500	203,273
Aveng, Ltd. (A)	2,832,517	28,811
Balwin Properties, Ltd.	44,251	16,146
Barclays Africa Group, Ltd.	293,019	3,402,451
Barloworld, Ltd. (B)	137,364	1,295,485
Blue Label Telecoms, Ltd.	135,164	102,192
Caxton and CTP Publishers & Printers, Ltd.	126,395	92,407

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Clover Industries, Ltd.	75,758	$90,635
Consolidated Infrastructure Group, Ltd. (A)	36,148	8,999
DataTec, Ltd.	139,461	216,117
DRDGOLD, Ltd.	141,067	37,392
EOH Holdings, Ltd.	40,577	96,151
Exxaro Resources, Ltd.	86,542	790,133
Gold Fields, Ltd.	73,728	260,911
Gold Fields, Ltd., ADR	491,193	1,753,559
Grindrod, Ltd. (A)	114,082	77,990
Group Five, Ltd. (A)	75,010	7,351
Harmony Gold Mining Company, Ltd.,
ADR (B)	138,500	216,060
Hudaco Industries, Ltd.	16,112	177,554
Hulamin, Ltd.	112,965	40,413
Impala Platinum Holdings, Ltd. (A)	85,298	125,358
Imperial Holdings, Ltd.	92,044	1,312,910
Investec, Ltd.	103,602	722,941
Invicta Holdings, Ltd.	6,327	17,053
KAP Industrial Holdings, Ltd.	859,753	467,779
Kumba Iron Ore, Ltd.	12,651	270,771
Lewis Group, Ltd.	50,904	115,670
Liberty Holdings, Ltd.	79,485	674,812
Life Healthcare Group Holdings, Ltd.	101,899	184,233
Merafe Resources, Ltd.	926,140	116,084
Metair Investments, Ltd.	66,225	74,919
MMI Holdings, Ltd.	430,062	554,103
Mpact, Ltd.	122,080	207,315
MTN Group, Ltd.	949,023	7,458,565
Murray & Roberts Holdings, Ltd.	246,808	317,007
Nampak, Ltd. (A)	380,867	435,858
Nedbank Group, Ltd.	85,052	1,544,738
Novus Holdings, Ltd.	30,686	7,432
Omnia Holdings, Ltd.	41,169	397,566
Peregrine Holdings, Ltd.	75,548	118,951
PPC, Ltd. (A)	583,092	308,060
Raubex Group, Ltd.	77,675	109,314
RCL Foods, Ltd.	52,965	66,726
Reunert, Ltd.	55,582	326,007
Royal Bafokeng Platinum, Ltd. (A)	18,623	26,998
Sappi, Ltd.	256,134	1,704,234
Sasol, Ltd.	204,114	7,422,982
Sibanye Gold, Ltd. (A)(B)	828,628	496,469
Sibanye Gold, Ltd., ADR (A)(B)	80,211	194,111
Standard Bank Group, Ltd.	657,101	9,174,562
Steinhoff International Holdings NV (A)(B)	1,059,536	99,024
Super Group, Ltd. (A)	214,342	549,403
Telkom SA SOC, Ltd.	182,369	650,502
Tongaat Hulett, Ltd.	66,308	386,976
Trencor, Ltd.	74,337	184,096
Tsogo Sun Holdings, Ltd.	157,749	235,535
Wilson Bayly Holmes-Ovcon, Ltd.	18,358	199,143
		50,317,150
South Korea - 16.7%
AJ Rent A Car Company, Ltd. (A)	3,307	30,987
Ajin Industrial Company, Ltd. (A)	6,639	19,221
APS Holdings Corp. (A)	6,097	27,909
Asia Cement Company, Ltd.	654	84,093
ASIA Holdings Company, Ltd.	670	79,036
Asia Paper Manufacturing Company, Ltd.	1,600	49,568
Asiana Airlines, Inc. (A)	29,698	110,202
AUK Corp.	7,292	15,687
Austem Company, Ltd.	7,960	27,554
Avaco Company, Ltd. (A)	3,738	21,473
BGF Company, Ltd.	4,362	42,224
Bluecom Company, Ltd.	6,614	29,640

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
BNK Financial Group, Inc.	117,469	$984,282
Bookook Securities Company, Ltd.	501	10,059
Busan City Gas Company, Ltd.	906	30,367
Byucksan Corp.	18,769	57,337
Chinyang Holdings Corp.	12,900	31,630
Chongkundang Holdings Corp.	1,353	78,701
Chosun Refractories Company, Ltd.	683	52,945
CJ Hello Company, Ltd.	17,319	167,799
CKD Bio Corp.	1,854	32,832
Cosmax BTI, Inc.	798	22,536
CROWNHAITAI Holdings Company, Ltd.	2,323	32,893
Dae Dong Industrial Company, Ltd.	5,828	38,942
Dae Han Flour Mills Company, Ltd.	510	84,529
Dae Hyun Company, Ltd.	7,901	18,553
Dae Won Kang Up Company, Ltd.	4,005	15,463
Dae Young Packaging Company, Ltd. (A)	24,545	19,641
Daechang Forging Company, Ltd.	586	24,765
Daeduck Electronics Company	19,359	145,075
Daeduck GDS Company, Ltd.	7,133	85,445
Daegu Department Store	1,862	16,175
Daehan Steel Company, Ltd.	6,514	46,793
Daekyo Company, Ltd.	6,211	43,212
Daelim B&Co Company, Ltd.	4,889	23,698
Daelim C&S Company, Ltd.	2,109	23,633
Daelim Industrial Company, Ltd.	9,686	665,385
Daesang Corp.	11,011	262,493
Daesang Holdings Company, Ltd.	8,988	73,680
Daewon San Up Company, Ltd.	5,336	33,883
Daewoo Engineering & Construction
Company, Ltd. (A)	10,354	54,566
Daewoo Shipbuilding & Marine Engineering
Company, Ltd. (A)(B)	2,043	49,396
Dahaam E-Tec Company, Ltd. (A)(D)	2,630	42,476
Daishin Securities Company, Ltd.	20,594	215,952
Daou Data Corp.	6,441	67,361
Daou Technology, Inc.	13,179	273,543
Dayou Automotive Seat Technology
Company, Ltd.	18,602	18,528
DB Financial Investment Company, Ltd.	17,216	63,625
DB Insurance Company, Ltd.	4,433	234,763
DB, Inc. (A)	29,805	25,545
DGB Financial Group, Inc.	71,379	656,478
Display Tech Company, Ltd.	1,170	4,120
Dong Ah Tire & Rubber Company, Ltd. (A)	1,796	22,695
Dong-A Socio Holdings Company, Ltd.	113	10,390
Dong-Ah Geological Engineering
Company, Ltd.	3,416	53,663
Dongbang Transport Logistics Company, Ltd.	7,517	12,875
Dongbu Corp. (A)	2,944	25,298
Dong-Il Corp.	741	38,572
Dongil Industries Company, Ltd.	859	51,522
Dongkuk Industries Company, Ltd.	14,391	40,527
Dongkuk Steel Mill Company, Ltd.	30,148	228,345
DONGSUNG Corp.	8,793	49,228
Dongwha Enterprise Company, Ltd.	885	23,752
Dongwon Development Company, Ltd.	20,645	72,337
Dongwon Industries Company, Ltd.	259	79,553
Dongyang E&P, Inc.	2,026	18,635
Doosan Corp.	3,093	288,833
Doosan Heavy Industries & Construction
Company, Ltd. (A)(B)	26,707	375,297
Doosan Infracore Company, Ltd. (A)(B)	71,207	616,780
DRB Holding Company, Ltd.	3,979	23,917
DTR Automotive Corp.	2,636	78,290
DY Corp.	7,611	35,357

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Eagon Industrial, Ltd.	2,280	$30,602
Easy Bio, Inc.	21,230	159,056
Elentec Company, Ltd. (A)	3,837	10,196
e-LITECOM Company, Ltd.	2,998	13,119
E-MART, Inc.	7,436	1,696,918
Eugene Corp.	23,025	156,077
Eugene Investment & Securities
Company, Ltd. (A)	34,528	92,949
Eusu Holdings Company, Ltd. (A)	6,851	37,460
EVERDIGM Corp.	3,744	29,742
FarmStory Company, Ltd. (A)	33,283	40,436
Feelux Company, Ltd. (B)	13,613	149,120
Fine Technix Company, Ltd. (A)	9,436	19,961
Gaon Cable Company, Ltd.	1,692	37,098
GMB Korea Corp. (B)	3,673	26,884
Golfzon Newdin Holdings Company, Ltd.	9,910	40,140
GS Engineering & Construction Corp. (B)	17,455	721,477
GS Global Corp.	18,463	56,474
GS Holdings Corp.	31,035	1,514,103
Gwangju Shinsegae Company, Ltd.	425	86,028
Halla Corp.	14,352	73,686
Halla Holdings Corp.	5,029	199,062
Han Kuk Carbon Company, Ltd.	16,408	92,553
Hana Financial Group, Inc.	102,967	3,954,010
Hana Micron, Inc. (A)	7,137	32,160
Handsome Company, Ltd.	6,134	229,321
Hanil Cement Company, Ltd.	1,800	231,243
Hanjin Heavy Industries & Construction
Company, Ltd. (A)	31,069	83,089
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (A)	3,239	12,307
Hanjin Kal Corp.	17,644	267,468
Hanjin Transportation Company, Ltd.	3,283	62,782
Hankook Tire Company, Ltd.	23,826	900,253
Hankuk Paper Manufacturing Company, Ltd.	2,119	45,369
Hanshin Construction Company, Ltd.	2,652	47,448
Hansol Holdings Company, Ltd.	20,990	84,352
Hansol HomeDeco Company, Ltd. (B)	32,560	59,165
Hansol Paper Company, Ltd.	6,253	93,954
Hanwha Aerospace Company, Ltd. (A)(B)	11,824	248,206
Hanwha Chemical Corp.	64,406	1,262,372
Hanwha Corp.	24,645	697,244
Hanwha Galleria Timeworld
Company, Ltd. (A)	709	23,937
Hanwha General Insurance Company, Ltd.	28,986	169,754
Hanwha Investment & Securities
Company, Ltd. (A)	55,115	128,488
Hanwha Life Insurance Company, Ltd.	157,937	750,693
Hanyang Securities Company, Ltd.	4,374	28,818
Harim Company, Ltd. (A)(B)	9,581	27,004
HDC Holdings Company, Ltd.	11,128	285,527
HDC Hyundai Development Co-Engineering
& Construction (A)	15,549	751,988
HDC Hyundai Engineering Plastics
Company, Ltd.	6,308	34,844
Heung-A Shipping Company, Ltd. (A)	82,056	48,616
Heungkuk Fire & Marine Insurance
Company, Ltd. (A)	10,735	62,691
Hitejinro Holdings Company, Ltd.	4,248	33,105
HMC Investment Securities Company, Ltd.	9,365	83,481
HS R&A Company, Ltd.	15,740	29,937
Humax Company, Ltd. (A)	9,573	71,475
Huons Global Company, Ltd.	657	35,124
Husteel Company, Ltd.	1,272	17,832
Huvis Corp.	7,469	59,496

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hwa Shin Company, Ltd.	8,422	$23,742
Hwacheon Machine Tool Company, Ltd.	269	13,106
Hwangkum Steel & Technology
Company, Ltd.	3,827	38,626
HwaSung Industrial Company, Ltd.	4,800	61,891
Hy-Lok Corp.	3,024	69,402
Hyundai BNG Steel Company, Ltd.	5,400	54,899
Hyundai Construction Equipment
Company, Ltd. (A)	2,162	273,919
Hyundai Corp.	3,928	128,124
Hyundai Department Store Company, Ltd.	7,884	817,297
Hyundai Electric & Energy System
Company, Ltd. (A)(B)	2,234	140,710
Hyundai Engineering & Construction
Company, Ltd.	37,367	1,930,611
Hyundai Greenfood Company, Ltd.	15,345	195,905
Hyundai Heavy Industries Company, Ltd. (A)	14,360	1,313,221
Hyundai Heavy Industries Holdings
Company, Ltd. (A)	4,270	1,353,578
Hyundai Home Shopping Network Corp.	2,047	206,554
Hyundai Hy Communications & Network
Company, Ltd.	20,470	82,144
Hyundai Mipo Dockyard Company, Ltd. (A)	4,175	320,996
Hyundai Mobis Company, Ltd.	20,267	3,854,803
Hyundai Motor Company	52,466	5,896,860
Hyundai Rotem Company, Ltd. (A)	5,901	148,829
Hyundai Steel Company	47,725	2,251,345
Hyundai Wia Corp.	5,949	217,403
Iljin Electric Company, Ltd.	8,990	38,150
Iljin Holdings Company, Ltd. (A)	8,578	34,788
Ilshin Spinning Company, Ltd.	712	73,455
Ilsung Pharmaceuticals Company, Ltd.	353	31,826
iMarketKorea, Inc.	8,098	50,172
Industrial Bank of Korea	108,150	1,491,577
Interpark Holdings Corp.	25,354	64,227
INTOPS Company, Ltd.	3,542	28,294
Inzi Controls Company, Ltd.	2,171	11,462
IS Dongseo Company, Ltd.	4,948	123,350
ISU Chemical Company, Ltd. (B)	4,901	50,537
IsuPetasys Company, Ltd.	9,598	30,463
JB Financial Group Company, Ltd.	54,482	271,696
Jeil Savings Bank (A)(D)	1,820	0
Kangnam Jevisco Company, Ltd.	1,330	32,877
KAON Media Company, Ltd.	5,215	35,845
KB Financial Group, Inc.	38,273	1,801,578
KB Financial Group, Inc., ADR	91,112	4,234,886
KC Green Holdings Company, Ltd.	6,643	25,971
KCC Corp.	2,020	594,551
KCC Engineering & Construction
Company, Ltd.	1,855	15,281
KEC Corp.	37,908	42,816
Keyang Electric Machinery Company, Ltd.	5,051	18,478
KG Eco Technology Service Company, Ltd.	13,709	48,427
KGMobilians Company, Ltd.	6,437	52,967
KH Vatec Company, Ltd. (A)	6,230	59,774
Kia Motors Corp.	86,713	2,395,838
KISCO Corp.	13,400	87,479
KISCO Holdings Company, Ltd.	3,890	44,524
KISWIRE, Ltd.	4,157	108,888
KleanNara Company, Ltd. (A)	4,525	16,892
KMH Company, Ltd. (A)	10,939	72,834
Kodaco Company, Ltd.	12,718	30,850
Kolon Corp.	785	29,652
Kolon Global Corp.	2,757	24,267
Kolon Industries, Inc.	10,254	621,848

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Kopla Company, Ltd.	6,174	$19,135
Korea Alcohol Industrial Company, Ltd.	5,890	49,054
Korea Asset In Trust Company, Ltd.	8,616	38,465
Korea Cast Iron Pipe Industries Company, Ltd.	4,106	37,866
Korea Circuit Company, Ltd. (A)	6,559	41,202
Korea Electric Terminal Company, Ltd.	1,496	58,964
Korea Flange Company, Ltd. (A)	11,850	20,362
Korea Investment Holdings Company, Ltd.	8,092	610,134
Korean Air Lines Company, Ltd.	24,747	626,977
Korean Reinsurance Company, Ltd.	45,140	479,395
Kortek Corp.	5,352	79,568
KPX Chemical Company, Ltd.	933	59,694
KSS LINE, Ltd.	7,222	48,683
KT Hitel Company, Ltd. (A)	2,596	12,928
KTB Investment & Securities
Company, Ltd. (A)	21,545	78,281
KTCS Corp.	21,201	42,226
Ktis Corp.	10,123	26,472
Kukdo Chemical Company, Ltd.	1,414	78,071
Kumho Electric Company, Ltd. (A)	1,246	8,364
Kumho Tire Company, Inc. (A)	36,351	205,223
Kumkang Kind Company, Ltd.	1,497	38,891
Kwang Dong Pharmaceutical Company, Ltd.	3,830	26,355
Kwangju Bank Company, Ltd.	13,655	130,925
Kyeryong Construction
Industrial Company, Ltd. (A)	2,811	59,315
Kyobo Securities Company, Ltd.	9,350	80,048
Kyungbang, Ltd.	5,320	66,164
Kyungchang Industrial Company, Ltd.	2,778	5,364
Kyung-In Synthetic Corp.	4,918	28,359
LF Corp.	11,362	286,479
LG Corp.	25,891	1,673,841
LG Display Company, Ltd.	15,857	260,142
LG Display Company, Ltd., ADR (B)	256,338	2,112,225
LG Electronics, Inc.	42,604	3,172,090
LG Hausys, Ltd.	3,823	238,115
LG International Corp.	13,222	286,403
LG Uplus Corp.	68,417	859,323
LMS Company, Ltd.	2,614	17,708
Lotte Chemical Corp.	3,321	1,035,260
Lotte Chilsung Beverage Company, Ltd.	111	152,948
Lotte Confectionery Company, Ltd.	121	19,639
LOTTE Fine Chemical Company, Ltd.	2,969	173,039
Lotte Food Company, Ltd.	48	36,727
LOTTE Himart Company, Ltd.	3,540	250,504
Lotte Non-Life Insurance Company, Ltd.	30,709	78,022
Lotte Shopping Company, Ltd.	4,321	814,745
LS Corp.	11,213	754,952
Lumens Company, Ltd. (A)	25,793	82,545
MegaStudy Company, Ltd.	2,475	44,146
Meritz Securities Company, Ltd.	122,862	390,863
Mi Chang Oil Industrial Company, Ltd.	546	39,764
Mirae Asset Daewoo Company, Ltd.	95,962	733,296
Mirae Asset Life Insurance Company, Ltd.	46,502	231,590
MK Electron Company, Ltd.	7,860	69,430
MNTech Company, Ltd. (A)	8,763	27,836
Mobase Company, Ltd.	6,270	24,941
Moorim P&P Company, Ltd.	11,015	85,643
Moorim Paper Company, Ltd.	13,820	42,056
Muhak Company, Ltd.	4,734	64,344
Namsun Aluminum Company, Ltd. (A)	19,592	20,206
Namyang Dairy Products Company, Ltd.	211	121,841
Neowiz (A)	7,188	115,717
Nexen Corp.	9,530	55,950
Nexen Tire Corp.	13,165	121,052

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
NH Investment & Securities Company, Ltd.	46,437	$622,090
NHN Entertainment Corp. (A)	1,627	94,613
Nong Shim Holdings Company, Ltd.	962	89,039
NongShim Company, Ltd.	904	263,679
Noroo Holdings Company, Ltd.	1,638	21,477
NOROO Paint & Coatings Company, Ltd.	3,102	27,789
OCI Company, Ltd.	6,918	640,037
Opto Device Technology Company, Ltd.	2,641	15,921
Pan Ocean Company, Ltd. (A)	106,913	467,755
PaperCorea, Inc. (A)(B)	14,307	17,258
Poonglim Industrial Company, Ltd. (A)(D)	189	31
Poongsan Corp.	12,154	370,797
Poongsan Holdings Corp.	1,404	53,170
POSCO	32,392	9,557,581
POSCO Coated & Color Steel Company, Ltd.	1,656	31,160
Posco Daewoo Corp.	20,120	386,368
POSCO, ADR	29,174	2,162,377
Power Logics Company, Ltd. (A)	13,310	53,476
Pyeong Hwa Automotive Company, Ltd.	4,945	40,446
RFTech Company, Ltd.	9,738	37,942
S&T Dynamics Company, Ltd. (A)	12,563	77,940
S&T Holdings Company, Ltd.	4,836	56,376
S&T Motiv Company, Ltd.	5,552	164,168
Sajo Industries Company, Ltd.	1,336	76,279
Sam Young Electronics Company, Ltd.	4,313	60,745
SAMHWA Paints Industrial Company, Ltd.	4,550	29,734
Samick Musical Instruments Company, Ltd.	28,916	60,176
Samjin LND Company, Ltd. (A)	9,393	19,884
Samkee Automotive Company, Ltd.	7,495	21,391
SAMPYO Cement Company, Ltd.	14,943	62,922
Samsung C&T Corp.	10,101	1,056,169
Samsung Card Company, Ltd.	10,778	370,558
Samsung Fire & Marine
Insurance Company, Ltd.	2,893	685,469
Samsung Heavy Industries Company, Ltd. (A)	137,680	881,639
Samsung Life Insurance Company, Ltd.	25,128	2,218,225
Samsung SDI Company, Ltd.	5,270	1,010,830
Samsung Securities Company, Ltd.	22,396	699,060
Samyang Corp. (B)	1,625	119,578
Samyang Holdings Corp.	2,059	220,279
Samyang Tongsang Company, Ltd.	893	32,533
Sangsin Brake	3,243	18,856
SAVEZONE I&C CORP.	6,270	24,288
SBS Media Holdings Company, Ltd. (A)	23,148	49,037
Seah Besteel Corp.	7,041	135,481
SeAH Holdings Corp.	352	43,785
SeAH Steel Corp.	1,700	115,983
Sebang Company, Ltd.	5,267	59,305
Sebang Global Battery Company, Ltd.	3,884	110,269
Sebo Manufacturing Engineer Corp.	2,638	32,114
Sejong Industrial Company, Ltd.	6,392	40,446
Sekonix Company, Ltd. (A)	4,435	33,147
Seohan Company, Ltd.	34,363	63,722
Seohee Construction Company, Ltd.	65,642	86,340
Seoyon Company, Ltd.	7,014	31,899
Seoyon E-Hwa Company, Ltd.	6,658	40,079
Sewon Precision Industry Company, Ltd. (A)	547	5,339
SG&G Corp. (A)	5,393	12,419
Shinhan Financial Group Company, Ltd., ADR	175,556	6,755,395
Shinsegae Engineering & Construction
Company, Ltd.	621	18,685
Shinsegae, Inc.	3,876	1,393,999
Shinsung Tongsang Company, Ltd. (A)	24,560	22,941
Shinwha Intertek Corp. (A)	16,044	35,327
Shinwon Corp. (A)(B)	10,643	21,198

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Shinyoung Securities Company, Ltd.	1,830	$93,210
Signetics Corp. (A)	24,925	28,438
Silla Company, Ltd.	1,581	22,613
SIMPAC, Inc.	4,415	14,498
Sindoh Company, Ltd.	1,959	93,301
SK Discovery Company, Ltd.	13,788	456,030
SK Gas, Ltd.	2,605	219,428
SK Innovation Company, Ltd.	35,028	6,344,565
SK Networks Company, Ltd.	63,590	256,818
SKC Company, Ltd.	10,808	418,129
SL Corp.	8,569	139,601
Ssangyong Cement Industrial Company, Ltd.	6,172	157,325
Ssangyong Motor Company (A)	15,567	63,883
Sun Kwang Company, Ltd.	2,310	41,174
Sunchang Corp. (A)	2,607	17,611
Sung Kwang Bend Company, Ltd.	7,945	82,696
Sungchang Enterprise Holdings, Ltd. (A)	9,150	24,281
Sungdo Engineering & Construction
Company, Ltd.	3,604	21,507
Sungshin Cement Company, Ltd. (A)(B)	9,269	88,286
Sungwoo Hitech Company, Ltd.	26,423	102,349
Taekwang Industrial Company, Ltd.	237	295,715
Taewoong Company, Ltd. (A)	5,167	75,133
Taeyoung Engineering & Construction
Company, Ltd.	26,384	328,004
Tailim Packaging Company, Ltd.	9,651	28,330
TBH Global Company, Ltd. (A)	7,740	46,903
The LEADCORP, Inc.	9,683	50,820
The WillBes & Company (A)	21,723	28,466
Thinkware Systems Corp. (A)	2,827	22,023
TK Chemical Corp. (A)	21,204	45,482
TK Corp.	8,542	90,821
Tong Yang Moolsan Company, Ltd.	15,100	29,306
Tongyang Life Insurance Company, Ltd.	24,521	162,537
Tongyang, Inc.	19,311	33,868
Top Engineering Company, Ltd.	5,334	30,638
Tovis Company, Ltd.	8,841	64,694
TS Corp.	1,935	42,378
Ubiquoss Holdings, Inc. (A)	4,254	20,536
UIL Company, Ltd.	5,278	27,104
Uju Electronics Company, Ltd.	3,028	27,404
Unid Company, Ltd.	2,769	129,187
Visang Education, Inc.	3,884	31,249
Wonik Holdings Company, Ltd. (A)	11,619	59,258
Woongjin Company, Ltd. (A)	25,720	65,399
Woongjin Thinkbig Company, Ltd.	6,988	38,301
Woori Bank	174,709	2,548,244
Woori Bank, ADR	83	3,650
Woorison F&G Company, Ltd. (A)	14,464	29,845
Yoosung Enterprise Company, Ltd.	6,386	17,864
YooSung T&S Company, Ltd.	6,997	22,265
Youlchon Chemical Company, Ltd.	1,237	14,792
Young Poong Corp.	143	102,856
Youngone Corp.	10,160	305,443
Youngone Holdings Company, Ltd.	1,950	96,122
Yuanta Securities Korea Company, Ltd. (A)	12,273	40,525
Zeus Company, Ltd.	2,998	47,699
		119,105,224
Taiwan - 17.1%
Ability Enterprise Company, Ltd. (B)	135,979	73,060
AcBel Polytech, Inc.	102,000	63,317
Acer, Inc. (A)(B)	1,055,452	860,698
ACES Electronic Company, Ltd.	54,000	37,674
Advanced International Multitech
Company, Ltd.	51,000	58,940

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Advancetek Enterprise Company, Ltd.	57,186	$36,640
AGV Products Corp. (A)	244,716	62,805
Airmate Cayman International Company, Ltd.	28,000	18,763
ALI Corp. (A)	19,000	9,954
Alpha Networks, Inc.	135,500	96,087
Altek Corp.	102,104	134,326
Ampire Company, Ltd.	45,000	26,758
AmTRAN Technology Company, Ltd.	106,185	48,028
Apacer Technology, Inc.	34,000	41,761
APCB, Inc.	61,000	46,134
Apex International Company, Ltd.	50,790	38,026
Apex Science & Engineering	43,472	13,136
Arcadyan Technology Corp. (B)	63,000	151,894
Asia Cement Corp.	823,805	904,317
Asia Pacific Telecom Company, Ltd. (A)	781,000	204,815
Asia Polymer Corp.	146,031	83,991
Asia Tech Image, Inc.	20,000	26,875
Asia Vital Components Company, Ltd. (B)	148,328	139,227
Asustek Computer, Inc.	245,000	2,235,776
AU Optronics Corp.	426,000	180,486
AU Optronics Corp., ADR (B)	494,240	2,090,635
Audix Corp.	31,000	42,455
Aurona Industries, Inc.	15,000	12,243
Avermedia Technologies, Inc. (A)	62,000	25,477
Avision, Inc. (A)	98,751	20,611
AVY Precision Technology, Inc.	32,786	54,766
Bank of Kaohsiung Company, Ltd.	258,833	79,449
BenQ Materials Corp. (A)	25,000	15,512
BES Engineering Corp.	370,700	102,541
Biostar Microtech International Corp.	67,000	32,109
Bright Led Electronics Corp.	55,000	28,821
Cameo Communications, Inc.	91,944	24,289
Capital Securities Corp.	919,069	340,093
Career Technology MFG. Company, Ltd.	79,744	163,853
Carnival Industrial Corp. (A)	131,000	23,838
Casetek Holdings, Ltd.	84,317	204,802
Cathay Financial Holding Company, Ltd.	3,230,000	5,689,332
Cathay Real Estate Development
Company, Ltd.	317,400	166,532
Central Reinsurance Company, Ltd.	30,000	20,550
Chain Chon Industrial Company, Ltd.	35,000	14,444
ChainQui Construction Development
Company, Ltd.	17,000	18,879
Champion Building Materials
Company, Ltd. (A)	120,132	29,957
Chang Hwa Commercial Bank, Ltd.	2,552,656	1,480,051
Chang Wah Electromaterials, Inc.	16,000	69,216
Chant Sincere Company, Ltd.	25,000	22,881
CHC Healthcare Group	29,000	31,277
Chen Full International Company, Ltd. (B)	42,000	58,226
Cheng Loong Corp. (B)	416,320	234,040
Cheng Uei Precision Industry Company, Ltd.	218,629	232,891
Chenming Mold Industry Corp.	47,000	26,092
Chia Chang Company, Ltd.	33,000	25,206
Chia Hsin Cement Corp.	172,773	72,796
Chien Kuo Construction Company, Ltd.	72,000	28,087
Chimei Materials Technology Corp. (A)	122,000	40,768
China Airlines, Ltd. (A)	1,546,910	482,442
China Bills Finance Corp.	372,000	174,832
China Chemical & Pharmaceutical
Company, Ltd.	143,000	92,833
China Development Financial Holding Corp.	4,123,208	1,505,179
China Electric Manufacturing Corp. (A)	93,000	36,288
China Life Insurance Company, Ltd.	715,475	752,393
China Man-Made Fiber Corp. (A)	342,800	116,786

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Metal Products Company, Ltd.	138,513	$130,566
China Motor Corp.	222,125	206,364
China Petrochemical Development Corp. (A)	867,550	369,392
China Steel Corp.	6,066,180	4,712,305
China Steel Structure Company, Ltd.	50,000	49,371
China Synthetic Rubber Corp.	266,405	407,774
China Wire & Cable Company, Ltd.	51,380	43,533
Chinese Maritime Transport, Ltd.	59,330	54,837
Chin-Poon Industrial Company, Ltd.	174,571	220,852
Chipbond Technology Corp. (B)	225,000	465,543
ChipMOS TECHNOLOGIES, INC. (A)	115,000	87,161
Chun YU Works & Company, Ltd.	97,000	63,126
Chun Yuan Steel	234,874	87,038
Chung Hung Steel Corp. (A)	67,625	28,009
Chung Hwa Pulp Corp. (B)	252,977	88,261
Chung-Hsin Electric & Machinery
Manufacturing Corp. (B)	209,500	144,174
Chunghwa Picture Tubes, Ltd. (A)	1,694,429	113,709
Clevo Company	198,000	222,454
CMC Magnetics Corp. (A)	880,443	259,665
CoAsia Microelectronics Corp. (A)	46,764	20,069
Collins Company, Ltd.	26,626	10,085
Compal Electronics, Inc.	2,274,000	1,430,750
Concord Securities Company, Ltd. (A)	52,000	13,758
Continental Holdings Corp.	207,050	89,243
Contrel Technology Company, Ltd.	43,000	25,844
Coretronic Corp.	243,000	338,692
Coxon Precise Industrial Company, Ltd. (A)	59,000	54,411
Creative Sensor, Inc.	45,000	36,001
CTBC Financial Holding Company, Ltd.	7,474,348	5,370,451
CviLux Corp.	40,960	34,885
Cyberlink Corp.	23,000	48,498
CyberTAN Technology, Inc.	35,000	20,698
DA CIN Construction Company, Ltd.	62,000	47,333
Da-Li Development Company, Ltd.	20,000	23,644
Danen Technology Corp. (A)	94,000	18,234
Darfon Electronics Corp.	43,850	116,239
Delpha Construction Company, Ltd.	30,261	15,443
Depo Auto Parts Industrial Company, Ltd.	43,000	113,411
D-Link Corp. (A)	235,511	107,216
Dynamic Electronics Company, Ltd. (A)	159,762	52,023
Dynapack International Technology Corp.	67,000	89,675
E.Sun Financial Holding Company, Ltd.	3,420,730	2,381,744
Edimax Technology Company, Ltd.	102,404	37,422
Edison Opto Corp. (A)	62,000	38,199
Edom Technology Company, Ltd.	72,000	43,256
Elite Semiconductor Memory Technology, Inc.	39,000	51,406
Elitegroup Computer Systems
Company, Ltd. (A)(B)	159,104	91,506
Emerging Display Technologies Corp.	32,000	9,686
ENG Electric Company, Ltd.	52,738	6,065
EnTie Commercial Bank Company, Ltd.	106,000	48,339
Epistar Corp. (A)	455,312	568,461
Eson Precision Ind Company, Ltd.	34,000	39,411
Eva Airways Corp. (B)	1,205,005	582,461
Everest Textile Company, Ltd. (B)	152,120	65,585
Evergreen International Storage &
Transport Corp.	311,600	134,828
Evergreen Marine Corp. Taiwan, Ltd. (A)(B)	903,429	384,622
Everlight Chemical Industrial Corp.	68,250	41,614
Everlight Electronics Company, Ltd. (B)	194,000	244,267
Excel Cell Electronic Company, Ltd.	33,000	22,393
Excelsior Medical Company, Ltd.	46,695	77,461
Far Eastern Department Stores, Ltd.	495,720	317,704
Far Eastern International Bank	1,247,895	413,144

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Far Eastern New Century Corp.	1,712,249	$1,621,292
Farglory F T Z Investment Holding
Company, Ltd. (A)	45,000	24,777
Farglory Land Development Company, Ltd.	153,530	163,083
Federal Corp.	214,847	86,589
First Copper Technology Company, Ltd. (A)	81,000	27,998
First Financial Holding Company, Ltd.	3,726,705	2,516,144
First Steamship Company, Ltd. (A)	365,807	150,425
Formosa Advanced Technologies
Company, Ltd.	80,000	98,796
Formosa Laboratories, Inc.	26,000	46,511
Formosa Taffeta Company, Ltd.	261,000	285,240
Formosan Rubber Group, Inc.	187,020	88,903
Formosan Union Chemical	195,013	120,839
Founding Construction & Development
Company, Ltd.	109,566	60,072
Foxconn Technology Company, Ltd. (B)	316,626	774,212
Foxlink Image Technology Company, Ltd.	67,000	50,291
Froch Enterprise Company, Ltd.	84,060	43,359
FSP Technology, Inc.	41,227	34,293
Fubon Financial Holding Company, Ltd.	3,527,417	5,901,780
Fulgent Sun International Holding
Company, Ltd.	16,000	31,986
Fullerton Technology Company, Ltd.	49,460	39,008
Fulltech Fiber Glass Corp. (B)	149,616	89,795
Fwusow Industry Company, Ltd.	55,995	34,126
G Shank Enterprise Company, Ltd.	40,535	35,708
Gemtek Technology Corp.	165,697	147,724
Getac Technology Corp.	35,000	50,483
Giantplus Technology Company, Ltd.	98,000	44,968
Gigastorage Corp. (A)	106,000	36,802
Gintech Energy Corp. (A)(B)	194,670	82,884
Global Brands Manufacture, Ltd.	171,806	86,377
Global Lighting Technologies, Inc.	38,000	45,699
Globe Union Industrial Corp.	128,750	74,656
Gloria Material Technology Corp. (B)	294,684	183,051
Gold Circuit Electronics, Ltd. (A)(B)	213,204	68,919
Goldsun Building Materials Company, Ltd.	395,714	121,642
Grand Fortune Securities Company, Ltd.	35,000	16,312
Grand Ocean Retail Group, Ltd.	18,000	19,096
Grand Pacific Petrochemical (B)	460,000	441,323
Great China Metal Industry	17,000	14,800
Great Wall Enterprise Company, Ltd.	213,400	284,636
Green Energy Technology, Inc. (A)	36,194	14,757
Hannstar Board Corp.	128,759	126,692
HannStar Display Corp. (B)	1,497,842	446,903
HannsTouch Solution, Inc. (A)	226,000	61,480
Hanpin Electron Company, Ltd.	18,000	19,265
Harvatek Corp. (A)	74,836	47,387
Hey Song Corp.	136,000	141,788
Highwealth Construction Corp.	164,000	243,157
Hitron Technology, Inc.	103,000	73,725
Ho Tung Chemical Corp. (A)	495,399	138,286
Hocheng Corp.	86,500	26,164
Hon Hai Precision Industry Company, Ltd. (B)	4,059,310	11,061,894
Hong Pu Real Estate Development
Company, Ltd.	101,000	72,491
Hong TAI Electric Industrial	72,000	26,649
Hong YI Fiber Industry Company	67,000	45,016
Horizon Securities Company, Ltd. (A)	156,000	37,777
HTC Corp. (A)(B)	174,000	324,291
HUA ENG Wire & Cable Company, Ltd.	175,000	65,822
Hua Nan Financial Holdings Company, Ltd.	2,765,897	1,608,957
Huaku Development Company, Ltd.	114,000	247,546
Huang Hsiang Construction Company, Corp.	35,000	31,086

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hung Ching Development & Construction
Company, Ltd.	31,000	$33,417
Hung Sheng Construction, Ltd.	243,200	325,376
Hwa Fong Rubber Industrial Company, Ltd.	59,160	30,188
Ichia Technologies, Inc. (A)(B)	117,180	71,475
I-Chiun Precision Industry Company, Ltd. (A)	98,000	44,506
Infortrend Technology, Inc.	94,000	39,587
Innolux Corp.	5,247,561	1,882,467
Inpaq Technology Company, Ltd.	5,000	7,371
Inventec Corp. (B)	1,223,000	959,101
ITE Technology, Inc.	12,000	14,622
Jarllytec Company, Ltd.	23,000	37,508
Jess-Link Products Company, Ltd.	58,750	53,916
Jih Sun Financial Holdings Company, Ltd.	820,946	245,105
Jinli Group Holdings, Ltd.	58,840	48,765
Johnson Health Tech Company, Ltd.	42,000	42,130
K Laser Technology, Inc.	55,214	26,952
Kaulin Manufacturing Company, Ltd.	29,000	18,716
KEE TAI Properties Company, Ltd.	129,000	47,584
Kenmec Mechanical Engineering
Company, Ltd. (A)	44,000	15,347
Kindom Construction Corp.	203,000	146,942
King Chou Marine Technology Company, Ltd.	31,260	35,351
King Yuan Electronics Company, Ltd. (B)	618,796	562,564
King’s Town Bank Company, Ltd.	487,000	522,097
King’s Town Construction Company, Ltd. (A)	15,300	11,631
Kinko Optical Company, Ltd.	20,000	22,783
Kinpo Electronics, Inc. (B)	689,269	224,772
Kinsus Interconnect Technology Corp.	140,000	239,764
Kung Sing Engineering Corp.	120,000	40,713
Kuo Toong International
Company, Ltd. (A)(B)	80,897	52,582
Kuoyang Construction Company, Ltd. (A)	69,335	31,137
Kwong Fong Industries Corp.	47,878	27,935
KYE Systems Corp. (A)	99,651	37,044
L&K Engineering Company, Ltd.	74,000	81,056
LAN FA Textile (A)	34,863	10,342
LCY Chemical Corp.	192,000	296,603
Leader Electronics, Inc.	51,000	14,928
Lealea Enterprise Company, Ltd.	334,124	117,592
LEE CHI Enterprises Company, Ltd.	78,000	26,080
LES Enphants Company, Ltd. (A)	64,000	26,756
Lextar Electronics Corp. (A)(B)	146,000	91,355
Li Peng Enterprise Company, Ltd. (A)	363,030	96,610
Lien Hwa Industrial Corp.	65,861	81,490
Lingsen Precision Industries, Ltd.	206,481	83,487
Lite-On Semiconductor Corp.	98,693	137,636
Lite-On Technology Corp.	1,168,841	1,412,310
Long Bon International Company, Ltd.	86,000	38,176
Long Chen Paper Company, Ltd.	269,884	229,861
Lucky Cement Corp.	141,000	36,720
Lumax International Corp., Ltd.	18,000	37,347
Masterlink Securities Corp.	592,128	208,507
Mega Financial Holding Company, Ltd.	4,141,472	3,651,523
Mercuries & Associates Holding, Ltd.	131,916	104,869
Mercuries Life Insurance Company, Ltd. (A)	422,415	226,309
MIN AIK Technology Company, Ltd.	48,000	33,197
Mitac Holdings Corp.	343,109	371,608
Motech Industries, Inc. (A)(B)	172,181	86,838
MPI Corp.	27,000	53,707
Nan Ya Printed Circuit Board Corp. (A)(B)	87,000	79,335
Nang Kuang Pharmaceutical Company, Ltd.	15,000	18,230
Nantex Industry Company, Ltd.	104,253	97,064
Neo Solar Power Corp. (A)	128,000	42,344
Nien Hsing Textile Company, Ltd.	78,310	59,937

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Nishoku Technology, Inc.	16,000	$41,581
Ocean Plastics Company, Ltd. (A)	26,000	23,186
OptoTech Corp.	244,517	235,294
Orient Semiconductor Electronics, Ltd. (A)	278,000	92,457
Pacific Construction Company	89,289	34,959
Pan-International Industrial Corp.	190,481	134,136
Paragon Technologies Company, Ltd. (A)	28,904	21,483
Pegatron Corp.	1,071,660	2,200,436
Phihong Technology Company, Ltd. (A)	147,274	53,766
Plastron Precision Company, Ltd.	31,000	17,535
Pou Chen Corp.	926,348	1,074,819
President Securities Corp.	466,845	227,050
Prime Electronics & Satellitics, Inc. (A)	50,000	14,721
Prince Housing & Development Corp.	521,555	189,740
Prodisc Technology, Inc. (A)(D)	762,000	0
Promate Electronic Company, Ltd.	45,000	41,907
Promise Technology, Inc. (A)	44,000	12,214
Qisda Corp.	847,280	597,041
Qualipoly Chemical Corp.	42,332	47,598
Quanta Storage, Inc.	82,000	75,695
Quintain Steel Company, Ltd.	118,201	36,589
Radiant Opto-Electronics Corp. (B)	228,000	455,488
Radium Life Tech Company, Ltd. (A)	371,335	136,279
Rich Development Company, Ltd.	273,000	92,926
Ritek Corp. (A)	944,353	452,051
Ruentex Development Company, Ltd. (A)(B)	340,938	393,395
Ruentex Industries, Ltd. (A)	135,000	275,050
Sampo Corp.	224,338	100,386
San Far Property, Ltd.	55,000	26,488
Sanyang Motor Company, Ltd. (B)	150,000	107,390
SCI Pharmtech, Inc.	11,000	24,123
Sesoda Corp.	85,842	79,776
Shan-Loong Transportation Company, Ltd.	34,000	36,674
Sharehope Medicine Company, Ltd.	20,776	23,553
Sheng Yu Steel Company, Ltd.	59,000	50,379
ShenMao Technology, Inc.	27,000	19,689
Shih Her Technologies, Inc.	22,000	23,100
Shih Wei Navigation Company, Ltd. (A)	102,740	24,850
Shihlin Electric & Engineering Corp.	31,000	41,955
Shin Kong Financial Holding
Company, Ltd. (B)	3,027,170	1,164,404
Shin Zu Shing Company, Ltd. (B)	81,000	238,524
Shining Building Business Company, Ltd. (A)	51,975	22,222
Shinkong Insurance Company, Ltd.	116,000	134,983
Shinkong Synthetic Fibers Corp.	580,239	223,402
Sigurd Microelectronics Corp.	182,293	226,573
Silicon Integrated Systems Corp. (A)	195,770	82,014
Simplo Technology Company, Ltd.	26,200	153,590
Sincere Navigation Corp.	157,000	78,731
Sinher Technology, Inc.	21,000	34,326
Sinon Corp.	195,650	110,648
SinoPac Financial Holdings Company, Ltd.	3,982,952	1,435,498
Sinphar Pharmaceutical Company, Ltd.	42,680	30,642
Sirtec International Company, Ltd.	56,000	51,615
Siward Crystal Technology Company, Ltd.	97,213	67,658
Solartech Energy Corp. (A)	149,624	52,921
Solomon Technology Corp.	47,000	32,722
Southeast Cement Company, Ltd.	35,000	16,350
Spirox Corp.	35,681	30,495
Standard Chemical & Pharmaceutical
Company, Ltd.	20,000	22,220
Stark Technology, Inc.	16,000	20,661
Sunplus Technology Company, Ltd. (B)	230,000	119,317
Sunrex Technology Corp.	43,234	23,387
Sunspring Metal Corp.	49,000	57,531

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Sweeten Real Estate Development
Company, Ltd.	34,973	$24,870
Syncmold Enterprise Corp.	12,000	24,585
Synnex Technology International Corp.	372,550	561,769
Systex Corp.	91,000	196,588
T3EX Global Holdings Corp.	47,000	37,744
Ta Ya Electric Wire & Cable	269,436	121,553
Tai Tung Communication Company, Ltd.	37,000	25,661
Taichung Commercial Bank Company, Ltd.	1,179,392	403,983
Taiflex Scientific Company, Ltd.	87,100	120,162
Tainan Enterprises Company, Ltd.	60,250	40,403
Tainan Spinning Company, Ltd.	644,638	284,191
Tainergy Tech Company, Ltd. (A)	40,000	11,175
Taishin Financial Holding Company, Ltd.	3,011,128	1,420,991
Taita Chemical Company, Ltd. (A)	61,000	31,561
Taiwan Business Bank	1,475,352	454,839
Taiwan Cement Corp. (B)	1,693,983	2,350,455
Taiwan Chinsan Electronic Industrial
Company, Ltd.	14,000	31,948
Taiwan Cogeneration Corp. (B)	125,434	111,801
Taiwan Cooperative Financial Holding
Company, Ltd.	2,529,106	1,479,771
Taiwan Fertilizer Company, Ltd.	272,000	373,139
Taiwan Fire & Marine Insurance
Company, Ltd.	59,000	40,805
Taiwan FU Hsing Industrial Company, Ltd.	60,000	68,149
Taiwan Glass Industry Corp.	491,319	276,802
Taiwan Hon Chuan Enterprise Company, Ltd.	135,000	237,597
Taiwan Hopax Chemicals Manufacturing
Company, Ltd.	80,200	51,585
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan Land Development Corp. (A)(B)	312,348	92,414
Taiwan Navigation Company, Ltd.	93,000	51,050
Taiwan PCB Techvest Company, Ltd.	124,000	115,811
Taiwan Shin Kong Security Company, Ltd.	21,000	26,066
Taiwan Surface Mounting Technology Corp.	128,225	114,731
Taiwan TEA Corp. (B)	175,000	86,016
Taiyen Biotech Company, Ltd.	63,137	61,579
Tatung Company, Ltd. (A)	139,200	123,427
Te Chang Construction Company, Ltd.	12,716	8,464
Teco Electric & Machinery Company, Ltd.	766,000	574,861
Test Rite International Company, Ltd.	86,000	64,728
Tex-Ray Industrial Company, Ltd. (A)	16,800	6,001
The Ambassador Hotel	54,000	40,553
The First Insurance Company, Ltd.	104,475	47,600
Thye Ming Industrial Company, Ltd.	44,000	56,767
Ton Yi Industrial Corp.	373,000	153,496
Tong Yang Industry Company, Ltd. (B)	61,627	94,824
Tong-Tai Machine & Tool Company, Ltd.	104,588	74,757
Topoint Technology Company, Ltd.	70,212	47,859
TPK Holding Company, Ltd. (B)	183,000	385,394
Tripod Technology Corp.	69,000	189,490
Tsann Kuen Enterprise Company, Ltd.	17,000	13,209
TSEC Corp. (A)	51,404	15,160
Tung Ho Steel Enterprise Corp.	304,000	224,236
TXC Corp.	149,000	186,244
TYC Brother Industrial Company, Ltd. (B)	61,511	64,746
Tycoons Group Enterprise Company, Ltd. (A)	14,768	3,151
Tyntek Corp. (B)	157,361	123,419
UDE Corp.	30,000	33,307
U-Ming Marine Transport Corp. (B)	197,000	216,213
Unimicron Technology Corp.	780,000	415,965
Union Bank of Taiwan	528,834	175,139
Unitech Printed Circuit Board Corp.	260,975	176,620
United Microelectronics Corp. (B)(D)	7,234,794	4,053,744

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
United Radiant Technology	20,000	$11,788
Unity Opto Technology Company, Ltd. (A)	85,000	34,158
Universal Cement Corp.	147,483	97,204
Unizyx Holding Corp. (B)	154,000	71,160
UPC Technology Corp.	416,309	279,557
USI Corp.	408,820	189,609
Ve Wong Corp.	61,993	52,235
Victory New Materials, Ltd., Company	41,400	52,925
Wah Lee Industrial Corp.	89,000	155,175
Walsin Lihwa Corp. (B)	995,000	674,456
Walton Advanced Engineering, Inc.	112,584	51,225
Wan Hai Lines, Ltd.	303,050	167,826
Waterland Financial Holdings Company, Ltd.	987,846	348,126
Weikeng Industrial Company, Ltd.	91,000	67,410
Well Shin Technology Company, Ltd.	30,000	50,243
Winbond Electronics Corp. (B)	1,401,793	892,941
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd. (A)	146,274	137,603
Wistron Corp.	1,451,655	1,076,463
WPG Holdings, Ltd.	620,000	877,843
WT Microelectronics Company, Ltd.	177,174	258,200
WUS Printed Circuit Company, Ltd. (A)	114,750	60,323
Yang Ming Marine Transport Corp. (A)	438,534	129,320
YC Company, Ltd.	220,342	143,735
YC INOX Company, Ltd.	128,800	112,331
Yea Shin International Development
Company, Ltd.	23,000	17,694
Yeong Guan Energy Technology Group
Company, Ltd.	46,000	88,195
YFY, Inc.	712,202	281,119
Yi Jinn Industrial Company, Ltd.	110,613	53,436
Yieh Phui Enterprise Company, Ltd.	648,620	220,036
Youngtek Electronics Corp.	48,000	87,221
Yuanta Financial Holdings Company, Ltd.	3,759,319	1,711,987
Yulon Motor Company, Ltd.	408,000	282,105
Yungshin Construction & Development
Company, Ltd.	36,000	38,820
Zenitron Corp.	114,000	93,434
Zero One Technology Company, Ltd.	44,000	32,935
Zhen Ding Technology Holding, Ltd.	96,000	211,932
Zig Sheng Industrial Company, Ltd.	239,908	81,708
Zinwell Corp. (B)	84,000	68,803
ZongTai Real Estate Development
Company, Ltd.	102,711	78,920
		122,569,830
Thailand - 3.1%
AAPICO Hitech PCL	144,720	148,469
AJ Plast PCL	43,100	13,392
Amata Corp. PCL	62,800	35,369
Ananda Development PCL	369,400	53,279
AP Thailand PCL	571,070	140,307
Asia Aviation PCL, NVDR	700,700	105,523
Bangchak Corp. PCL	182,800	176,419
Bangkok Airways PCL	163,500	56,232
Bangkok Bank PCL	25,300	151,392
Bangkok Bank PCL, NVDR	25,700	151,746
Bangkok Insurance PCL	4,550	47,789
Bangkok Land PCL	2,838,700	159,439
Bangkok Ranch PCL	92,300	15,723
Banpu PCL	805,200	473,614
Better World Green PCL	314,400	8,538
Cal-Comp Electronics Thailand PCL	997,998	53,877
Charoen Pokphand Foods PCL	1,000,100	730,492
Energy Earth PCL (A)(D)	117,600	5,182
G J Steel PCL (A)	1,383,475	12,956

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
GFPT PCL	135,900	$49,158
Golden Land Property Development PCL	342,300	110,456
Grand Canal Land PCL	213,900	15,987
Hana Microelectronics PCL	177,300	176,254
Ichitan Group PCL	208,800	29,400
IRPC PCL	2,742,200	479,594
Italian-Thai Development PCL (A)	355,400	28,741
Kang Yong Electric PCL	1,500	18,292
Kasikornbank PCL, NVDR	411,200	2,405,834
Khon Kaen Sugar Industry PCL	535,600	48,174
Kiatnakin Bank PCL	98,500	201,412
Krung Thai Bank PCL	1,206,100	607,549
LH Financial Group PCL	2,100,600	91,970
LPN Development PCL	213,500	64,351
MBK PCL	197,500	128,202
MCOT PCL (A)	42,500	11,747
Millcon Steel PCL	334,186	13,904
Padaeng Industry PCL	40,100	20,084
Polyplex Thailand PCL	159,600	66,855
Precious Shipping PCL (A)	276,500	92,493
Property Perfect PCL	1,534,900	38,423
Pruksa Holding PCL	129,000	74,043
PTT Exploration & Production PCL	615,600	2,605,953
PTT Global Chemical PCL	735,200	1,618,365
PTT PCL	4,364,900	6,310,646
Quality Houses PCL	1,135,400	105,393
Regional Container Lines PCL	112,700	16,303
Rojana Industrial Park PCL	312,000	47,947
Saha-Union PCL	57,800	75,062
Sansiri PCL	3,092,966	143,690
SC Asset Corp. PCL	828,096	82,411
Siam Future Development PCL	190,891	45,159
Somboon Advance Technology PCL	104,100	67,573
Sri Trang Agro-Industry PCL (A)	47,520	14,260
Srithai Superware PCL	283,000	10,169
Star Petroleum Refining PCL	415,900	163,076
STP & I PCL (A)(B)	39,100	5,025
Supalai PCL (A)	50,700	35,947
SVI PCL	164,700	20,275
Syntec Construction PCL	156,500	18,317
Tata Steel Thailand PCL (A)	2,324,600	49,858
Thai Airways International PCL (A)	338,900	128,890
Thai Oil PCL	328,300	769,622
Thai Stanley Electric PCL	700	5,297
Thaicom PCL	228,900	48,270
Thanachart Capital PCL	203,900	287,731
The Siam Commercial Bank PCL	348,100	1,242,811
Thitikorn PCL	59,000	18,899
Thoresen Thai Agencies PCL	221,500	42,413
TMB Bank PCL	3,500,400	243,243
TPI Polene PCL (B)	2,469,300	125,038
True Corp. PCL	1,088,600	173,901
Univentures PCL	120,300	24,104
Vanachai Group PCL	71,100	16,304
Vinythai PCL	54,300	40,794
		21,915,407
Turkey - 1.0%
Akbank Turk AS	750,882	1,227,241
Akenerji Elektrik Uretim AS (A)(B)	69,144	11,306
Albaraka Turk Katilim Bankasi AS	131,180	38,883
Anadolu Anonim Turk Sigorta Sirketi	30,831	28,649
Anadolu Cam Sanayii AS	78,307	49,077
Bagfas Bandirma Gubre Fabrikalari AS (A)(B)	11,173	18,023
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	21,523	43,615

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Dogan Sirketler Grubu Holding AS (A)(B)	783,433	$165,652
Eczacibasi Yatirim Holding Ortakligi AS	11,996	22,548
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	63,949	47,079
Enka Insaat ve Sanayi AS	146,958	149,298
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli
Ortakliklari (A)(D)	54,846	2,507
Gozde Girisim Sermayesi Yatirim Ortakligi
AS (A)	70,691	44,726
Ihlas Holding AS (A)(B)	481,506	44,014
Ipek Dogal Enerji Kaynaklari Arastirma Ve
Uretim AS (A)	52,948	66,981
Kordsa Teknik Tekstil AS	22,167	30,732
NET Holding AS (A)	40,130	17,111
Pegasus Hava Tasimaciligi AS (A)	14,642	78,581
Pinar Entegre Et ve Un Sanayi AS	7,519	13,005
Pinar SUT Mamulleri Sanayii AS	5,866	12,662
Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,919	52,605
Trakya Cam Sanayii AS	250,416	226,524
Turcas Petrol AS	56,959	21,378
Turk Hava Yollari AO (A)	332,752	981,367
Turkiye Garanti Bankasi AS	753,869	1,375,172
Turkiye Halk Bankasi AS	258,435	416,982
Turkiye Is Bankasi AS, Class C	771,924	957,722
Turkiye Sinai Kalkinma Bankasi AS	619,342	130,736
Turkiye Sise ve Cam Fabrikalari AS	320,251	294,813
Turkiye Vakiflar Bankasi TAO, Class D	405,879	433,049
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)	549,431	295,690
		7,297,728
Ukraine - 0.1%
Kernel Holding SA	19,920	252,523
Vietnam - 0.0%
LVMC Holdings	3,712	12,599
TOTAL COMMON STOCKS (Cost $666,321,034)		$688,052,459

PREFERRED SECURITIES - 1.8%
Brazil - 1.7%
Banco ABC Brasil SA	41,199	160,193
Banco Bradesco SA	387,889	2,692,179
Banco do Estado do Rio Grande do Sul SA,
B Shares	96,900	368,774
Cia Ferro Ligas da Bahia	30,124	141,458
Gerdau SA	111,334	399,576
Grazziotin SA	2,800	16,414
Marcopolo SA	111,600	96,461
Petroleo Brasileiro SA	1,734,907	7,694,782
Randon SA Implementos e Participacoes	37,900	60,335
Unipar Carbocloro SA	25,071	252,926
Usinas Siderurgicas de Minas Gerais SA,
A Shares	152,400	287,833
		12,170,931
Colombia - 0.1%
Grupo Argos SA	38,640	234,657
Grupo de Inversiones Suramericana SA	33,973	414,253
		648,910
Malaysia - 0.0%
SP Setia BHD Group (5.930% to 12-29-22,
then 6.930% thereafter) (A)	58,998	12,268
Panama - 0.0%
Avianca Holdings SA	130,887	105,163

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
South Korea - 0.0%
Mirae Asset Daewoo Company, Ltd. (A)	15,562	$59,408
TOTAL PREFERRED SECURITIES (Cost $14,511,100)		$12,996,680

RIGHTS - 0.0%
Renhe Commercial Holdings Company, Ltd.
(Expiration Date: 7-11-18; Strike
Price: HKD 0.16) (A)	1,327,800	1,692
Tata Steel, Ltd. (Expiration Date: 12-31-49;
Strike Price: INR 461.00) (A)	13,985	28,229
TOTAL RIGHTS (Cost $33,059)		$29,921

WARRANTS - 0.0%
Berjaya Assets BHD (Expiration
Date: 6-10-23; Strike Price: MYR 0.35) (A)	38,700	1,054
Medco Energi Internasional Tbk PT
(Expiration Date: 12-14-20; Strike
Price: IDR 625.00) (A)	983,733	25,125
Millcon Steel PCL (Expiration Date: 12-31-20;
Strike Price: THB 1.80) (A)	66,837	308
Mitrajaya Holdings BHD (Expiration
Date: 4-17-23; Strike Price: MYR 0.94) (A)	12,960	337
Padaeng Industry PCL (Expiration
Date: 5-17-21; Strike Price: THB 33.00) (A)	13,367	686
Protasco BHD (Expiration Date: 4-25-23;
Strike Price: MYR 0.75) (A)	34,343	808
TOTAL WARRANTS (Cost $0)		$28,318

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral Trust,
2.0600% (E)(F)	1,306,188	13,066,714
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,066,882)		$13,066,714
Total Investments (Emerging Markets Value Trust)
(Cost $693,932,075) - 99.8%		$714,174,092
Other assets and liabilities, net - 0.2%		1,425,120
TOTAL NET ASSETS - 100.0%		$715,599,212

Currency Abbreviations

HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
MYR	Malaysian Ringgit
THB	Thai Bhat

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI Emerging Markets Index Futures	190	Long	Sep 2018	$10,060,571	$10,101,350	$40,779
						$40,779

See Notes to financial statements regarding investment transactions and other derivatives information.

Equity Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.4%
Consumer discretionary – 7.5%
Auto components – 0.4%
Adient PLC	153,193	$7,535,564
Hotels, restaurants and leisure – 1.0%
Las Vegas Sands Corp.	238,100	18,181,316
Leisure products – 0.6%
Mattel, Inc. (A)	593,675	9,748,144
Media – 4.4%
Comcast Corp., Class A	498,033	16,340,463
News Corp., Class A	890,200	13,798,100
The Walt Disney Company	53,800	5,638,778
Twenty-First Century Fox, Inc., Class B	838,400	41,307,968
		77,085,309
Multiline retail – 0.6%
Kohl’s Corp.	147,000	10,716,300
Specialty retail – 0.5%
L Brands, Inc.	226,300	8,345,944
		131,612,577
Consumer staples – 6.7%
Beverages – 0.8%
PepsiCo, Inc.	130,600	14,218,422
Food and staples retailing – 1.0%
Walmart, Inc.	205,700	17,618,205
Food products – 2.4%
Archer-Daniels-Midland Company	261,400	11,979,962
Kellogg Company	108,000	7,545,960
Tyson Foods, Inc., Class A	322,700	22,217,895
		41,743,817
Household products – 1.3%
Kimberly-Clark Corp.	210,300	22,153,002
Personal products – 0.2%
Coty, Inc., Class A	265,048	3,737,177
Tobacco – 1.0%
Philip Morris International, Inc.	210,700	17,011,918
		116,482,541
Energy – 10.6%
Oil, gas and consumable fuels – 10.6%
Apache Corp.	356,083	16,646,880
Chevron Corp.	162,300	20,519,589
EQT Corp.	36,470	2,012,415
Exxon Mobil Corp.	561,600	46,461,168
Hess Corp.	369,300	24,702,477
Occidental Petroleum Corp.	241,700	20,225,456
TOTAL SA	607,241	36,875,156
TransCanada Corp.	410,200	17,720,640
		185,163,781
Financials – 24.6%
Banks – 12.6%
Bank of America Corp.	103,293	2,911,830

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citigroup, Inc.	304,600	$20,383,832
Fifth Third Bancorp	711,100	20,408,570
JPMorgan Chase & Co.	595,075	62,006,814
KeyCorp	764,200	14,932,468
The PNC Financial Services Group, Inc.	126,400	17,076,640
U.S. Bancorp	550,400	27,531,008
Wells Fargo & Company	982,900	54,491,976
		219,743,138
Capital markets – 5.3%
Ameriprise Financial, Inc.	25,400	3,552,952
Franklin Resources, Inc.	439,300	14,079,565
Morgan Stanley	645,800	30,610,920
Northern Trust Corp.	54,500	5,607,505
State Street Corp.	261,200	24,315,108
The Bank of New York Mellon Corp.	261,224	14,087,810
		92,253,860
Insurance – 6.7%
American International Group, Inc.	427,577	22,670,133
Brighthouse Financial, Inc. (B)	257,194	10,305,764
Chubb, Ltd.	192,044	24,393,429
Loews Corp.	386,566	18,663,406
Marsh & McLennan Companies, Inc.	107,400	8,803,578
MetLife, Inc.	573,800	25,017,680
Willis Towers Watson PLC	51,989	7,881,532
		117,735,522
		429,732,520
Health care – 11.7%
Biotechnology – 1.2%
Gilead Sciences, Inc.	291,500	20,649,860
Health care equipment and supplies – 1.9%
Becton, Dickinson and Company	40,500	9,702,180
Medtronic PLC	286,199	24,501,496
		34,203,676
Health care providers and services – 2.6%
Anthem, Inc.	130,474	31,056,726
CVS Health Corp.	222,977	14,348,570
		45,405,296
Pharmaceuticals – 6.0%
Bristol-Myers Squibb Company	232,125	12,845,798
GlaxoSmithKline PLC	551,305	11,114,823
GlaxoSmithKline PLC, ADR	179,300	7,227,583
Johnson & Johnson	249,700	30,298,598
Merck & Company, Inc.	302,950	18,389,065
Pfizer, Inc.	679,135	24,639,018
		104,514,885
		204,773,717

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials – 10.1%
Aerospace and defense – 3.3%
Harris Corp.	190,824	$27,581,701
The Boeing Company	89,000	29,860,390
		57,442,091
Air freight and logistics – 1.2%
United Parcel Service, Inc., Class B	194,100	20,619,243
Airlines – 1.2%
Alaska Air Group, Inc.	132,900	8,025,831
Delta Air Lines, Inc.	136,900	6,782,026
Southwest Airlines Company	117,200	5,963,136
		20,770,993
Building products – 1.5%
Johnson Controls International PLC	768,965	25,721,879
Commercial services and supplies – 0.3%
Stericycle, Inc. (B)	77,907	5,086,548
Electrical equipment – 1.0%
Emerson Electric Company	198,400	13,717,376
nVent Electric PLC (B)	133,200	3,343,320
		17,060,696
Industrial conglomerates – 0.4%
General Electric Company	503,700	6,855,357
Machinery – 0.6%
Flowserve Corp.	67,737	2,736,575
Illinois Tool Works, Inc.	5,300	734,262
PACCAR, Inc.	36,300	2,249,148
Pentair PLC	133,200	5,605,056
		11,325,041
Professional services – 0.6%
Nielsen Holdings PLC	336,719	10,414,719
		175,296,567
Information technology – 7.8%
Communications equipment – 1.6%
Cisco Systems, Inc.	671,000	28,873,130
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	36,800	3,314,208
Semiconductors and semiconductor equipment – 3.2%
Analog Devices, Inc.	25,300	2,426,776
Applied Materials, Inc.	228,500	10,554,415
QUALCOMM, Inc.	533,900	29,962,468
Texas Instruments, Inc.	118,400	13,053,600
		55,997,259
Software – 2.4%
CA, Inc.	77,300	2,755,745
Microsoft Corp.	391,525	38,608,280
		41,364,025
Technology hardware, storage and peripherals – 0.4%
Hewlett Packard Enterprise Company	222,200	3,246,342
Western Digital Corp.	43,500	3,367,335
		6,613,677
		136,162,299
Materials – 5.6%
Chemicals – 3.4%
Akzo Nobel NV	35,528	3,030,263
CF Industries Holdings, Inc.	448,200	19,900,080
DowDuPont, Inc.	549,698	36,236,092
		59,166,435
Construction materials – 0.7%
Vulcan Materials Company	94,000	12,131,640

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging – 0.9%
International Paper Company	298,100	$15,525,048
Metals and mining – 0.6%
Nucor Corp.	177,700	11,106,250
		97,929,373
Real estate – 2.8%
Equity real estate investment trusts – 2.8%
Equity Residential	225,700	14,374,833
Rayonier, Inc.	333,311	12,895,803
SL Green Realty Corp.	102,278	10,282,007
Weyerhaeuser Company	309,500	11,284,370
		48,837,013
Telecommunication services – 3.0%
Diversified telecommunication services – 2.9%
AT&T, Inc.	82,196	2,639,313
CenturyLink, Inc.	245,017	4,567,117
Telefonica SA	1,033,568	8,772,341
Verizon Communications, Inc.	686,885	34,557,184
		50,535,955
Wireless telecommunication services – 0.1%
Vodafone Group PLC	406,194	983,920
		51,519,875
Utilities – 5.0%
Electric utilities – 3.5%
Edison International	193,837	12,264,067
Evergy, Inc.	142,600	8,006,990
PG&E Corp.	224,831	9,568,807
The Southern Company	672,448	31,141,067
		60,980,931
Multi-utilities – 1.5%
NiSource, Inc.	827,500	21,746,700
Sempra Energy	35,252	4,093,110
		25,839,810
		86,820,741
TOTAL COMMON STOCKS (Cost $1,330,705,268)		$1,664,331,004

PREFERRED SECURITIES – 2.2%
Health care – 0.8%
Health care equipment and supplies – 0.8%
Becton, Dickinson and Company, 6.125%	227,357	14,062,030
Utilities – 1.4%
Electric utilities – 0.8%
NextEra Energy, Inc., 6.123%	238,995	13,646,615
Multi-utilities – 0.6%
DTE Energy Company, 6.500%	57,184	2,955,841
Sempra Energy, 6.000%	77,293	7,977,411
		10,933,252
		24,579,867
TOTAL PREFERRED SECURITIES (Cost $33,641,949)		$38,641,897

CORPORATE BONDS - 0.4%
Consumer discretionary - 0.4%
Mattel, Inc.
6.750%, 12/31/2025 (A)(C)	$8,109,000	7,896,139
TOTAL CORPORATE BONDS (Cost $8,012,532)		$7,896,139

CONVERTIBLE BONDS - 0.2%
Financials - 0.2%
AXA SA
7.250%, 05/15/2021 (C)	3,124,000	3,265,039
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$3,265,039

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 0.7%
John Hancock Collateral Trust,
2.0600% (D)(E)	1,149,519	$11,499,330
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,499,914)		$11,499,330

SHORT-TERM INVESTMENTS – 1.5%
Money market funds – 1.5%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (D)	2,975,893	2,975,893
T. Rowe Price Government Reserve Fund,
2.1583% (D)	23,260,294	23,260,294
		26,236,187
TOTAL SHORT-TERM INVESTMENTS (Cost $26,236,187)		$26,236,187
Total Investments (Equity Income Trust)
(Cost $1,413,219,850) – 100.4%		$1,751,869,596
Other assets and liabilities, net – (0.4%)		(7,071,738)
TOTAL NET ASSETS – 100.0%		$1,744,797,858

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Financial Industries Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.7%
Financials – 93.0%
Banks – 55.5%
1st Source Corp.	27,694	$1,479,690
Access National Corp.	27,717	792,706
American Business Bank (A)	24,286	965,369
Ameris Bancorp	50,700	2,704,845
Bank of America Corp.	246,543	6,950,046
Bank of Marin Bancorp	14,242	1,151,466
Bankinter SA	414,888	4,025,657
Baycom Corp. (A)	10,730	265,568
Business First Bancshares, Inc.	4,580	120,683
Cambridge Bancorp	2,928	253,389
Chemical Financial Corp.	44,377	2,470,468
Citigroup, Inc.	49,038	3,281,623
Citizens Financial Group, Inc.	174,029	6,769,728
Comerica, Inc.	74,314	6,756,629
Danske Bank A/S	149,753	4,665,388
DNB ASA	117,752	2,292,992
Equity Bancshares, Inc., Class A (A)	21,559	894,267
Evans Bancorp, Inc.	19,687	907,571
First Business Financial Services, Inc.	33,390	868,140
First Merchants Corp.	54,863	2,545,643
Flushing Financial Corp.	58,726	1,532,749
Glacier Bancorp, Inc.	61,763	2,388,993
Great Western Bancorp, Inc.	47,247	1,983,902
Heritage Commerce Corp.	68,621	1,165,871
Heritage Financial Corp.	29,775	1,037,659
JPMorgan Chase & Co.	62,611	6,524,066

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
KeyCorp	298,765	$5,837,868
Level One Bancorp, Inc.	17,787	483,451
M&T Bank Corp.	19,721	3,355,528
MB Financial, Inc.	59,310	2,769,777
Nicolet Bankshares, Inc. (A)	8,799	484,913
Nordea Bank AB	270,938	2,598,996
Pinnacle Financial Partners, Inc.	31,544	1,935,224
Regions Financial Corp.	338,345	6,015,774
Southern First Bancshares, Inc. (A)	12,727	562,533
SunTrust Banks, Inc.	89,087	5,881,524
SVB Financial Group (A)	22,637	6,536,660
The First Bancshares, Inc.	17,242	619,850
The First of Long Island Corp.	16	398
The PNC Financial Services Group, Inc.	30,470	4,116,497
TriCo Bancshares	57,575	2,156,184
U.S. Bancorp	94,090	4,706,382
Unicaja Banco SA (B)	895,571	1,533,732
Union Bankshares Corp.	56,481	2,195,981
Zions Bancorporation	112,205	5,912,081
		122,498,461
Capital markets – 8.8%
Ameriprise Financial, Inc.	7,805	1,091,763
Ares Management LP (C)	37,088	767,722
Close Brothers Group PLC	105,314	2,055,922
E*TRADE Financial Corp. (A)	58,594	3,583,609
Invesco, Ltd.	117,653	3,124,864
KKR & Company LP (C)	177,174	4,402,774
The Blackstone Group LP	99,192	3,191,007
The Goldman Sachs Group, Inc.	4,991	1,100,865
		19,318,526
Consumer finance – 5.6%
American Express Company	34,097	3,341,506
Capital One Financial Corp.	57,202	5,256,864
Discover Financial Services	53,450	3,763,415
		12,361,785
Diversified financial services – 5.5%
Berkshire Hathaway, Inc., Class B (A)	29,952	5,590,541
Cerved Group SpA	131,181	1,404,971
Eurazeo SA	15,093	1,142,425
Voya Financial, Inc.	85,112	4,000,264
		12,138,201
Insurance – 16.3%
Aon PLC	33,761	4,630,996
Arthur J. Gallagher & Company	42,601	2,780,993
Assured Guaranty, Ltd.	107,114	3,827,183
Athene Holding, Ltd., Class A (A)	65,341	2,864,549
Chubb, Ltd.	37,044	4,705,327
CNO Financial Group, Inc.	143,863	2,739,152
Gjensidige Forsikring ASA	58,431	956,602
James River Group Holdings, Ltd.	41,440	1,628,178
Kinsale Capital Group, Inc.	55,077	3,021,524
Lincoln National Corp.	92,319	5,746,858
Marsh & McLennan Companies, Inc.	6,820	559,035
Willis Towers Watson PLC	16,248	2,463,197
		35,923,594
Thrifts and mortgage finance – 1.3%
OP Bancorp (A)	7,511	95,540
Provident Financial Services, Inc.	56,517	1,555,913
United Community Financial Corp.	117,142	1,287,391
		2,938,844
		205,179,411

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology – 0.6%
IT services – 0.6%
EVERTEC, Inc.	60,932	$1,331,364
Real estate – 4.1%
Equity real estate investment trusts – 3.6%
GLP J-REIT	431	457,770
Green REIT PLC	129,350	223,342
Irish Residential Properties REIT PLC	516,800	832,407
Nippon Prologis REIT, Inc.	667	1,384,298
Park Hotels & Resorts, Inc.	23,948	733,527
Prologis, Inc.	35,422	2,326,871
Rexford Industrial Realty, Inc.	25,295	794,010
Washington Prime Group, Inc.	144,657	1,173,168
		7,925,393
Real estate management and development – 0.5%
VGP NV	15,415	1,119,604
		9,044,997
TOTAL COMMON STOCKS (Cost $183,980,372)		$215,555,772

PREFERRED SECURITIES – 0.1%
Financials – 0.1%
Banks – 0.1%
OFG Bancorp, Series C, 8.750%	234	297,888
TOTAL PREFERRED SECURITIES (Cost $232,154)		$297,888

CONVERTIBLE BONDS - 0.5%
Financials - 0.5%
AXA SA
7.250%, 05/15/2021 (B)	$940,000	982,438
TOTAL CONVERTIBLE BONDS (Cost $940,000)		$982,438

WARRANTS – 0.1%
American International Group, Inc. (Expiration
Date: 1-19-21; Strike Price: $43.85) (A)	14,470	209,815
TOTAL WARRANTS (Cost $230,622)		$209,815

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust,
2.0600% (D)(E)	71,754	$717,794
TOTAL SECURITIES LENDING COLLATERAL
(Cost $717,825)		$717,794

SHORT-TERM INVESTMENTS – 2.0%
U.S. Government Agency – 2.0%
Federal Agricultural Mortgage Corp. Discount Note
1.630%, 07/02/2018 *	$444,000	444,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	3,937,000	3,937,000
		4,381,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,380,806)		$4,381,000
Total Investments (Financial Industries Trust)
(Cost $190,481,779) – 100.7%		$222,144,707
Other assets and liabilities, net – (0.7%)		(1,499,903)
TOTAL NET ASSETS – 100.0%		$220,644,804

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	A portion of this security is on loan as of 6-30-18.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
DKK	1,920,000	USD	301,951	Barclays Bank PLC Wholesale	9/19/2018	$839	—
DKK	1,060,000	USD	166,573	UBS AG	9/19/2018	593	—
GBP	140,000	USD	185,730	Bank of America, N.A.	9/19/2018	—	($328)
GBP	270,000	USD	360,042	HSBC Bank USA	9/19/2018	—	(2,481)
USD	270,654	DKK	1,710,000	Barclays Bank PLC Wholesale	9/19/2018	981	—
USD	4,902,596	DKK	31,010,000	UBS AG	9/19/2018	12,215	—
USD	10,501,139	EUR	8,890,000	State Street Bank and Trust Company	9/19/2018	58,812	—
USD	2,630,949	GBP	1,960,000	HSBC Bank USA	9/19/2018	35,322	—
USD	1,886,173	JPY	205,520,000	Standard Chartered Bank	9/19/2018	19,861	—
USD	3,218,599	NOK	26,080,000	Citibank N.A.	9/19/2018	6,512	—
USD	2,654,581	SEK	23,120,000	UBS AG	9/19/2018	58,005	—
						$193,140	($2,809)

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

Derivatives Currency Abbreviations

DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.7%
Consumer discretionary – 26.2%
Household durables – 7.7%
Lennar Corp., A Shares	1,544,072	$81,063,780
Lennar Corp., B Shares	14,840	633,520
NVR, Inc. (A)	5,353	15,900,284
Tempur Sealy International, Inc. (A)	976,985	46,944,129
		144,541,713
Internet and direct marketing retail – 7.8%
Amazon.com, Inc. (A)	86,278	146,655,346
Leisure products – 5.7%
Polaris Industries, Inc.	878,178	107,295,788
Media – 3.0%
Liberty Media Corp.-Liberty Formula One,
Series C (A)	1,544,088	57,331,987
Specialty retail – 2.0%
CarMax, Inc. (A)	189,930	13,840,199
Group 1 Automotive, Inc.	382,848	24,119,424
		37,959,623
		493,784,457
Consumer staples – 1.9%
Beverages – 1.9%
Anheuser-Busch InBev SA, ADR	156,924	15,811,662
Diageo PLC, ADR	132,892	19,137,777
		34,949,439
Energy – 6.1%
Energy equipment and services – 2.8%
National Oilwell Varco, Inc.	723,120	31,383,408
Schlumberger, Ltd.	329,778	22,105,019
		53,488,427
Oil, gas and consumable fuels – 3.3%
Cheniere Energy, Inc. (A)	583,115	38,013,267
Kinder Morgan, Inc.	100,281	1,771,965
Suncor Energy, Inc.	548,608	22,317,373
		62,102,605
		115,591,032
Financials – 21.6%
Banks – 9.6%
Bank of America Corp.	3,126,421	88,133,808
Citigroup, Inc.	1,375,392	92,041,233
		180,175,041
Capital markets – 10.5%
Affiliated Managers Group, Inc.	236,498	35,160,158
FactSet Research Systems, Inc.	48,946	9,696,203
Greenhill & Company, Inc.	670,286	19,036,122
Morgan Stanley	1,254,677	59,471,690
The Goldman Sachs Group, Inc.	340,509	75,106,070
		198,470,243

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance – 1.5%
American Express Company	199,799	$19,580,302
Synchrony Financial	272,454	9,094,515
		28,674,817
		407,320,101
Health care – 4.2%
Biotechnology – 2.8%
Amgen, Inc.	286,104	52,811,937
Pharmaceuticals – 1.4%
Allergan PLC	154,077	25,687,717
		78,499,654
Industrials – 9.5%
Electrical equipment – 1.9%
Regal Beloit Corp.	193,319	15,813,494
Sensata Technologies Holding PLC (A)	413,636	19,680,801
		35,494,295
Industrial conglomerates – 4.1%
General Electric Company	5,732,425	78,018,304
Machinery – 1.0%
The Manitowoc Company, Inc. (A)	378,357	9,784,312
Welbilt, Inc. (A)	404,218	9,018,104
		18,802,416
Professional services – 2.0%
IHS Markit, Ltd. (A)	741,333	38,245,369
Trading companies and distributors – 0.5%
United Rentals, Inc. (A)	37,984	5,607,198
WESCO International, Inc. (A)	68,109	3,889,024
		9,496,222
		180,056,606
Information technology – 24.6%
Internet software and services – 14.5%
Alphabet, Inc., Class A (A)	70,257	79,333,502
Cargurus, Inc. (A)	1,918,818	66,659,737
Facebook, Inc., Class A (A)	257,914	50,117,848
Twitter, Inc. (A)	1,770,814	77,331,447
		273,442,534
Software – 2.8%
Workday, Inc., Class A (A)	432,953	52,439,267
Technology hardware, storage and peripherals – 7.3%
Apple, Inc.	747,673	138,401,749
		464,283,550
Materials – 1.3%
Paper and forest products – 1.3%
Louisiana-Pacific Corp.	898,575	24,459,212

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate – 2.3%
Equity real estate investment trusts – 1.8%
American Tower Corp.	233,594	$33,677,247
Real estate management and development – 0.5%
Five Point Holdings LLC, Class A (A)	845,237	9,508,916
		43,186,163
TOTAL COMMON STOCKS (Cost $1,370,931,508)		$1,842,130,214

SHORT-TERM INVESTMENTS – 2.1%
U.S. Government Agency – 2.1%
Federal Agricultural Mortgage Corp. Discount Note
1.630%, 07/02/2018 *	$3,974,000	3,974,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	35,240,000	35,240,000
		39,214,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,212,265)		$39,214,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,410,143,773) – 99.8%		$1,881,344,214
Other assets and liabilities, net – 0.2%		3,424,867
TOTAL NET ASSETS – 100.0%		$1,884,769,081

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Fundamental Large Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.0%
Consumer discretionary – 8.7%
Auto components – 0.4%
Adient PLC	59,888	$2,945,891
Household durables – 4.4%
Lennar Corp., A Shares	433,916	22,780,590
Lennar Corp., B Shares	6,056	258,531
Tempur Sealy International, Inc. (A)	195,572	9,397,235
		32,436,356
Media – 1.7%
Twenty-First Century Fox, Inc., Class A	262,881	13,062,557
Specialty retail – 2.2%
AutoZone, Inc. (A)	12,449	8,352,408
Group 1 Automotive, Inc.	121,771	7,671,573
		16,023,981
		64,468,785
Consumer staples – 3.7%
Beverages – 2.7%
Anheuser-Busch InBev SA, ADR	105,523	10,632,497
Heineken Holding NV	98,724	9,441,561
		20,074,058
Food products – 1.0%
Danone SA	93,688	6,840,393
		26,914,451
Energy – 11.5%
Energy equipment and services – 3.0%
National Oilwell Varco, Inc.	506,559	21,984,661

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 8.5%
Chevron Corp.	133,542	$16,883,715
Exxon Mobil Corp.	273,866	22,656,934
Kinder Morgan, Inc.	589,164	10,410,528
Suncor Energy, Inc.	325,281	13,232,431
		63,183,608
		85,168,269
Financials – 31.5%
Banks – 16.1%
Bank of America Corp.	1,423,193	40,119,811
CIT Group, Inc.	288,658	14,551,250
Citigroup, Inc.	523,516	35,033,691
JPMorgan Chase & Co.	210,717	21,956,711
Wells Fargo & Company	137,268	7,610,138
		119,271,601
Capital markets – 9.6%
Affiliated Managers Group, Inc.	68,883	10,240,836
Morgan Stanley	595,250	28,214,850
The Goldman Sachs Group, Inc.	145,652	32,126,462
		70,582,148
Consumer finance – 4.5%
American Express Company	220,264	21,585,872
Synchrony Financial	354,709	11,840,186
		33,426,058
Insurance – 1.3%
Prudential Financial, Inc.	101,373	9,479,389
		232,759,196
Health care – 11.9%
Biotechnology – 3.4%
Amgen, Inc.	21,292	3,930,290
Biogen, Inc. (A)	42,063	12,208,365
Gilead Sciences, Inc.	125,865	8,916,277
		25,054,932
Health care equipment and supplies – 3.2%
Danaher Corp.	86,157	8,501,973
Medtronic PLC	174,106	14,905,215
		23,407,188
Health care providers and services – 0.7%
Patterson Companies, Inc.	240,509	5,452,339
Pharmaceuticals – 4.6%
Allergan PLC	110,069	18,350,704
Merck & Company, Inc.	180,138	10,934,377
Novartis AG, ADR	64,559	4,876,787
		34,161,868
		88,076,327
Industrials – 15.2%
Aerospace and defense – 3.7%
L3 Technologies, Inc.	42,192	8,114,365
United Technologies Corp.	154,410	19,305,882
		27,420,247
Industrial conglomerates – 6.0%
General Electric Company	3,272,907	44,544,264
Machinery – 1.0%
Parker-Hannifin Corp.	20,667	3,220,952
The Manitowoc Company, Inc. (A)	146,546	3,789,680
		7,010,632
Professional services – 0.7%
Nielsen Holdings PLC	163,070	5,043,755
Road and rail – 2.9%
Union Pacific Corp.	153,535	21,752,839

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors – 0.9%
United Rentals, Inc. (A)	45,494	$6,715,824
		112,487,561
Information technology – 14.3%
Communications equipment – 1.3%
Cisco Systems, Inc.	216,550	9,318,147
Internet software and services – 2.5%
eBay, Inc. (A)	506,774	18,375,625
Software – 4.5%
Microsoft Corp.	224,398	22,127,887
Oracle Corp.	257,525	11,346,552
		33,474,439
Technology hardware, storage and peripherals – 6.0%
Apple, Inc.	238,432	44,136,148
		105,304,359
Materials – 2.2%
Chemicals – 2.2%
LyondellBasell Industries NV, Class A	146,864	16,133,006
TOTAL COMMON STOCKS (Cost $636,912,700)		$731,311,954

SHORT-TERM INVESTMENTS – 1.1%
U.S. Government Agency – 1.1%
Federal Agricultural Mortgage Corp. Discount Note
1.630%, 07/02/2018 *	$818,000	818,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	7,257,000	7,257,000
		8,075,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,074,643)		$8,075,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $644,987,343) – 100.1%		$739,386,954
Other assets and liabilities, net – (0.1%)		(509,612)
TOTAL NET ASSETS – 100.0%		$738,877,342

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.8%
Canada - 2.8%
Barrick Gold Corp.	143,660	$1,886,256
Husky Energy, Inc.	120,630	1,880,127
Wheaton Precious Metals Corp.	115,525	2,550,135
		6,316,518
China - 4.0%
Baidu, Inc., ADR (A)	16,160	3,926,880
China Life Insurance Company, Ltd., H Shares	979,710	2,513,438
China Telecom Corp., Ltd., ADR (B)	48,010	2,229,104
China Telecom Corp., Ltd., H Shares	356,900	167,471
		8,836,893
Denmark - 0.9%
Vestas Wind Systems A/S	34,340	2,120,025
France - 6.3%
AXA SA	128,195	3,132,292

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
BNP Paribas SA	43,238	$2,674,573
Cie de Saint-Gobain	33,340	1,485,130
Credit Agricole SA	104,968	1,393,193
Sanofi	35,354	2,837,499
Veolia Environnement SA	122,490	2,617,495
		14,140,182
Germany - 5.3%
Bayer AG	25,220	2,769,755
E.ON SE	105,230	1,121,175
Innogy SE (C)	37,350	1,595,731
Merck KGaA	29,092	2,832,033
Siemens AG	26,789	3,529,611
		11,848,305
Hong Kong - 2.7%
China Mobile, Ltd.	247,250	2,193,836
CK Hutchison Holdings, Ltd.	198,040	2,096,456
Kunlun Energy Company, Ltd.	1,770,130	1,545,936
Value Partners Group, Ltd.	342,600	269,383
		6,105,611
India - 1.4%
Bharti Airtel, Ltd.	266,603	1,485,332
Hero MotoCorp, Ltd.	32,200	1,629,973
		3,115,305
Ireland - 2.2%
Bank of Ireland Group PLC	138,600	1,075,568
Medtronic PLC	18,300	1,566,663
Perrigo Company PLC	32,350	2,358,639
		5,000,870
Israel - 2.4%
Teva Pharmaceutical Industries, Ltd., ADR (B)	219,300	5,333,376
Italy - 1.9%
Eni SpA	224,262	4,158,131
Japan - 5.1%
Mitsui Fudosan Company, Ltd.	91,210	2,197,092
Panasonic Corp.	228,570	3,082,135
Seven & i Holdings Company, Ltd.	29,400	1,282,301
SoftBank Group Corp.	26,210	1,871,608
Suntory Beverage & Food, Ltd.	40,300	1,722,933
Taiheiyo Cement Corp.	33,920	1,115,844
		11,271,913
Luxembourg - 2.2%
SES SA	272,710	4,985,068
Netherlands - 6.2%
Aegon NV	484,876	2,895,011
Akzo Nobel NV	29,982	2,557,236
ING Groep NV	99,016	1,421,329
QIAGEN NV (A)	34,421	1,247,734
Royal Dutch Shell PLC, B Shares	159,355	5,706,974
		13,828,284
Singapore - 1.6%
Singapore Telecommunications, Ltd.	1,546,550	3,491,796
South Korea - 3.0%
KB Financial Group, Inc., ADR	58,548	2,721,311
Samsung Electronics Company, Ltd.	94,850	3,973,227
		6,694,538
Spain - 0.6%
Telefonica SA	167,644	1,422,870
Sweden - 1.6%
Arjo AB, B Shares	138,964	494,739
Getinge AB, B Shares	138,964	1,261,520

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	222,107	$1,711,158
		3,467,417
Switzerland - 2.8%
Novartis AG	7,450	564,345
Roche Holding AG	12,842	2,849,103
UBS Group AG (A)	183,290	2,809,902
		6,223,350
Taiwan - 0.4%
Catcher Technology Company, Ltd.	78,520	876,700
Thailand - 1.2%
Bangkok Bank PCL	311,130	1,861,767
Bangkok Bank PCL, NVDR	126,340	745,976
		2,607,743
United Kingdom - 9.6%
BAE Systems PLC	257,434	2,190,069
Barclays PLC	460,090	1,137,219
BP PLC	552,738	4,205,512
HSBC Holdings PLC	359,799	3,366,283
Kingfisher PLC	867,666	3,393,099
Man Group PLC	393,365	911,864
Standard Chartered PLC	414,528	3,765,326
Vodafone Group PLC	998,831	2,419,458
		21,388,830
United States - 31.6%
Advance Auto Parts, Inc.	27,350	3,711,395
Allergan PLC	25,608	4,269,366
Ally Financial, Inc.	26,390	693,265
Alphabet, Inc., Class A (A)	2,680	3,026,229
AmerisourceBergen Corp.	28,690	2,446,396
Amgen, Inc.	6,158	1,136,705
Apache Corp.	71,680	3,351,040
Apple, Inc.	12,680	2,347,195
Capital One Financial Corp.	31,060	2,854,414
Cardinal Health, Inc.	35,190	1,718,328
Celgene Corp. (A)	10,090	801,348
Citigroup, Inc.	71,170	4,762,696
Comcast Corp., Class A	76,850	2,521,449
CommScope Holding Company, Inc. (A)	47,000	1,372,635
ConocoPhillips	25,850	1,799,675
Coty, Inc., Class A	214,750	3,027,975
Eli Lilly & Company	30,870	2,634,137
Exxon Mobil Corp.	6,940	574,146
Gilead Sciences, Inc.	46,960	3,326,646
Helmerich & Payne, Inc.	11,370	724,951
JPMorgan Chase & Co.	22,070	2,299,694
Kellogg Company	20,820	1,454,693
Mattel, Inc. (B)	127,850	2,099,297
Microsoft Corp.	25,100	2,475,111
Navistar International Corp. (A)	74,730	3,043,006
NetScout Systems, Inc. (A)	1,000	29,700
Oracle Corp.	91,860	4,047,352
The Kroger Company	8,116	230,900
Twenty-First Century Fox, Inc., Class A	39,110	1,943,376
United Parcel Service, Inc., Class B	21,540	2,288,194
Voya Financial, Inc.	26,846	1,261,762
Walgreens Boots Alliance, Inc.	35,390	2,123,931
		70,397,007
TOTAL COMMON STOCKS (Cost $201,472,744)		$213,630,732

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 0.5%
United States - 0.5%
Chesapeake Energy Corp.
8.000%, 12/15/2022 (B)(C)	$1,007,000	$1,057,048
TOTAL CORPORATE BONDS (Cost $988,690)		$1,057,048

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral Trust,
2.0600% (D)(E)	587,336	5,875,529
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,875,754)		$5,875,529

SHORT-TERM INVESTMENTS - 2.7%
U.S. Government Agency - 2.7%
Federal Home Loan Bank Discount Note
1.630%, 07/02/2018 *	$5,900,000	5,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,899,737)		$5,900,000
Total Investments (Global Trust)
(Cost $214,236,925) - 101.6%		$226,463,309
Other assets and liabilities, net - (1.6%)		(3,523,207)
TOTAL NET ASSETS - 100.0%		$222,940,102

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Health Sciences Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.4%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	$227,629
Financials – 0.0%
Insurance – 0.0%
Trupanion, Inc. (C)	4,000	154,400
Health care – 98.3%
Biotechnology – 38.8%
AbbVie, Inc.	22,088	2,046,453
Abcam PLC	21,710	381,383
Abeona Therapeutics, Inc. (C)	29,450	471,200
Acceleron Pharma, Inc. (C)	32,223	1,563,460
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	363,058
Achillion Pharmaceuticals, Inc. (C)	92,614	262,098
Aevi Genomic Medicine, Inc. (C)	5,505	6,111
Agios Pharmaceuticals, Inc. (C)	20,436	1,721,324
Aimmune Therapeutics, Inc. (C)	30,235	813,019
Alder Biopharmaceuticals, Inc. (C)	36,700	579,860
Alexion Pharmaceuticals, Inc. (C)	58,759	7,294,930
Alkermes PLC (C)	18,848	775,784

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alnylam Pharmaceuticals, Inc. (C)	20,985	$2,066,813
Amarin Corp. PLC, ADR (C)	58,944	182,137
Amgen, Inc.	16,600	3,064,194
Amicus Therapeutics, Inc. (C)	49,717	776,580
AnaptysBio, Inc. (C)	3,700	262,848
Apellis Pharmaceuticals, Inc. (C)	8,333	183,326
Aptinyx, Inc. (C)	4,615	111,545
Aquinox Pharmaceuticals, Inc. (C)	12,834	34,010
Arcus Biosciences, Inc. (C)	13,034	159,536
Argenx SE, ADR (C)	14,574	1,207,602
Array BioPharma, Inc. (C)	53,254	893,602
Ascendis Pharma A/S, ADR (C)	19,791	1,316,497
Atara Biotherapeutics, Inc. (C)	19,212	706,041
Audentes Therapeutics, Inc. (C)	24,025	917,995
Autolus Therapeutics PLC (C)	4,251	113,884
Avrobio, Inc. (C)	3,356	95,847
BeiGene, Ltd., ADR (C)	11,982	1,841,993
Biogen, Inc. (C)	13,529	3,926,657
BioMarin Pharmaceutical, Inc. (C)	35,493	3,343,441
Bluebird Bio, Inc. (C)	22,469	3,526,510
Blueprint Medicines Corp. (C)	21,053	1,336,444
Cara Therapeutics, Inc. (C)	9,300	178,095
Celgene Corp. (C)	9,332	741,147
Coherus Biosciences, Inc. (C)	5,384	75,376
Corvus Pharmaceuticals, Inc. (C)	14,503	159,243
CytomX Therapeutics, Inc. (C)	12,200	278,892
Denali Therapeutics, Inc. (C)	7,200	109,800
Dyax Corp. (B)(C)	62,700	247,665
Editas Medicine, Inc. (C)	9,534	341,603
Enanta Pharmaceuticals, Inc. (C)	11,938	1,383,614
Exact Sciences Corp. (C)	25,150	1,503,719
Exelixis, Inc. (C)	27,917	600,774
Fate Therapeutics, Inc. (C)	15,900	180,306
FibroGen, Inc. (C)	20,447	1,279,982
Five Prime Therapeutics, Inc. (C)	8,946	141,436
Forty Seven, Inc. (C)	5,922	94,752
G1 Therapeutics, Inc. (C)	13,948	606,180
Gilead Sciences, Inc.	46,267	3,277,554
Global Blood Therapeutics, Inc. (C)	14,537	657,072
GlycoMimetics, Inc. (C)	24,154	389,604
Homology Medicines, Inc. (C)	10,030	204,612
ImmunoGen, Inc. (C)	27,300	265,629
Immunomedics, Inc. (C)	94,669	2,240,815
Incyte Corp. (C)	59,300	3,973,100
Insmed, Inc. (C)	88,251	2,087,136
Ionis Pharmaceuticals, Inc. (C)	9,270	386,281
Iovance Biotherapeutics, Inc. (C)	43,800	560,640
Ironwood Pharmaceuticals, Inc. (C)	68,570	1,311,058
Loxo Oncology, Inc. (C)	16,240	2,817,315
MacroGenics, Inc. (C)	16,111	332,692
Madrigal Pharmaceuticals, Inc. (C)	5,752	1,608,777
Merus NV (C)	6,900	157,044
Minerva Neurosciences, Inc. (C)	23,376	192,852
Mirati Therapeutics, Inc. (C)	4,200	207,060
Momenta Pharmaceuticals, Inc. (C)	200	4,090
Myovant Sciences, Ltd. (C)	13,756	314,600
Neurocrine Biosciences, Inc. (C)	57,182	5,617,560
Ovid therapeutics, Inc. (C)	3,933	30,677
Prothena Corp. PLC (C)	16,098	234,709
PTC Therapeutics, Inc. (C)	5,710	192,598
Radius Health, Inc. (C)	19,715	581,001
Regeneron Pharmaceuticals, Inc. (C)	10,800	3,725,892
REGENXBIO, Inc. (C)	6,000	430,500
Rhythm Pharmaceuticals, Inc. (C)	5,191	162,271
Rocket Pharmaceuticals, Inc. (C)	9,062	177,887

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc. (C)	44,900	$7,028,197
Sarepta Therapeutics, Inc. (C)	39,200	5,181,456
Scholar Rock Holding Corp. (C)	3,833	59,795
Seattle Genetics, Inc. (C)	35,677	2,368,596
Shire PLC, ADR	12,480	2,106,624
Spark Therapeutics, Inc. (C)	25,483	2,108,973
TESARO, Inc. (C)	15,327	681,592
Tocagen, Inc. (C)	6,191	57,824
Ultragenyx Pharmaceutical, Inc. (C)	24,668	1,896,229
Vertex Pharmaceuticals, Inc. (C)	60,966	10,361,781
Vital Therapies, Inc. (C)	16,191	110,908
Xencor, Inc. (C)	39,380	1,457,454
Zai Lab, Ltd., ADR (C)	7,725	179,606
Zeneca, Inc. (B)(C)	13,151	8,088
		116,016,915
Health care equipment and supplies – 21.2%
Align Technology, Inc. (C)	8,601	2,942,746
AtriCure, Inc. (C)	20,600	557,230
Becton, Dickinson and Company	59,356	14,219,323
Danaher Corp.	43,700	4,312,316
DexCom, Inc. (C)	13,410	1,273,682
GenMark Diagnostics, Inc. (C)	81,734	521,463
Glaukos Corp. (C)	12,675	515,112
Hologic, Inc. (C)	96,600	3,839,850
Insulet Corp. (C)	7,000	599,900
Intuitive Surgical, Inc. (C)	29,226	13,984,056
K2M Group Holdings, Inc. (C)	34,579	778,028
Lantheus Holdings, Inc. (C)	36,944	537,535
Neuronetics, Inc. (C)	5,446	144,918
Novocure, Ltd. (C)	12,400	388,120
NuVasive, Inc. (C)	12,800	667,136
Penumbra, Inc. (C)	6,029	832,906
Quidel Corp. (C)	22,129	1,471,579
Stryker Corp.	43,341	7,318,561
Teleflex, Inc.	9,235	2,476,919
The Cooper Companies, Inc.	11,335	2,668,826
West Pharmaceutical Services, Inc.	21,510	2,135,728
Wright Medical Group NV (C)	52,220	1,355,631
		63,541,565
Health care providers and services – 21.0%
Acadia Healthcare Company, Inc. (C)	25,016	1,023,405
Aetna, Inc.	9,833	1,804,356
Anthem, Inc.	34,400	8,188,232
Centene Corp. (C)	49,259	6,069,201
Cigna Corp.	37,360	6,349,332
CVS Health Corp.	23,200	1,492,920
DaVita, Inc. (C)	19,326	1,341,997
Express Scripts Holding Company (C)	10,500	810,705
HCA Healthcare, Inc.	41,407	4,248,358
Humana, Inc.	16,046	4,775,771
Molina Healthcare, Inc. (C)	19,109	1,871,535
UnitedHealth Group, Inc.	87,940	21,575,200
Universal Health Services, Inc., Class B	6,853	763,698
WellCare Health Plans, Inc. (C)	9,600	2,363,904
		62,678,614
Health care technology – 1.3%
athenahealth, Inc. (C)	12,712	2,022,988
HTG Molecular Diagnostics, Inc. (C)	40,059	130,592
Teladoc, Inc. (C)	29,900	1,735,695
		3,889,275
Life sciences tools and services – 5.7%
Agilent Technologies, Inc.	93,512	5,782,782
Bruker Corp.	36,502	1,060,018

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Illumina, Inc. (C)	7,126	$1,990,221
Mettler-Toledo International, Inc. (C)	2,096	1,212,808
Quanterix Corp. (C)	17,400	249,864
Thermo Fisher Scientific, Inc.	32,000	6,628,480
		16,924,173
Pharmaceuticals – 10.3%
Allergan PLC	20,125	3,355,240
Assembly Biosciences, Inc. (C)	3,600	141,156
Astellas Pharma, Inc.	71,400	1,086,606
AstraZeneca PLC, ADR	101,200	3,553,132
Bayer AG	9,433	1,035,965
Bristol-Myers Squibb Company	51,344	2,841,377
Chugai Pharmaceutical Company, Ltd.	13,100	685,923
Cymabay Therapeutics, Inc. (C)	13,900	186,538
Daiichi Sankyo Company, Ltd.	46,300	1,768,820
Eisai Company, Ltd.	16,900	1,189,591
Endocyte, Inc. (C)	52,862	729,496
GW Pharmaceuticals PLC, ADR (C)	9,961	1,389,958
Intra-Cellular Therapies, Inc. (C)	16,700	295,089
Jazz Pharmaceuticals PLC (C)	4,800	827,040
Kyowa Hakko Kirin Company, Ltd.	47,400	954,077
Merck & Company, Inc.	80,429	4,882,040
MyoKardia, Inc. (C)	12,039	597,736
Nektar Therapeutics (C)	20,800	1,015,664
Pfizer, Inc.	51,611	1,872,447
TherapeuticsMD, Inc. (C)	80,946	505,103
Theravance Biopharma, Inc. (C)	15,524	352,084
Tricida, Inc. (C)	8,460	252,954
WaVe Life Sciences, Ltd. (C)	7,114	272,113
Zogenix, Inc. (C)	20,900	923,780
		30,713,929
		293,764,471
TOTAL COMMON STOCKS (Cost $223,272,505)		$294,146,500

PREFERRED SECURITIES – 0.6%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	33,198	508,295
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company, 6.125%	9,988	617,758
Sartorius AG	3,003	447,060
		1,064,818
Information technology – 0.0%
Software – 0.0%
Doximity, Inc. (A)(B)(C)	31,611	152,049
TOTAL PREFERRED SECURITIES (Cost $1,474,948)		$1,725,162

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022	$348,000	461,495
TOTAL CONVERTIBLE BONDS (Cost $348,000)		$461,495

RIGHTS – 0.0%
Wright Medical Group NV (Expiration
Date: 1-2-24) (C)(D)	3,500	4,585
TOTAL RIGHTS (Cost $8,750)		$4,585

SHORT-TERM INVESTMENTS – 0.8%
Money market funds – 0.8%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (E)	978,638	978,638

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Government Reserve Fund,
2.1583% (E)	1,375,681	$1,375,681
		2,354,319
TOTAL SHORT-TERM INVESTMENTS (Cost $2,354,319)		$2,354,319
Total Investments (Health Sciences Trust)
(Cost $227,458,522) – 99.9%		$298,692,061
Other assets and liabilities, net – 0.1%		297,155
TOTAL NET ASSETS – 100.0%		$298,989,216

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)

Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.

International Equity Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.7%
Australia - 4.8%
AGL Energy, Ltd.	24,640	$409,979
Alumina, Ltd.	94,472	195,499
Amcor, Ltd.	43,247	460,783
AMP, Ltd.	102,336	269,164
APA Group	44,410	323,546
Aristocrat Leisure, Ltd.	19,488	445,055
ASX, Ltd.	6,951	331,339
Aurizon Holdings, Ltd.	76,706	245,301
AusNet Services	73,275	87,029
Australia & New Zealand Banking
Group, Ltd. (A)	105,235	2,202,525
Bank of Queensland, Ltd.	15,850	119,340
Bendigo & Adelaide Bank, Ltd.	18,165	145,523
BHP Billiton PLC	76,119	1,708,294
BHP Billiton, Ltd.	114,915	2,875,406
BlueScope Steel, Ltd.	20,070	256,145
Boral, Ltd.	42,857	206,764
Brambles, Ltd.	57,039	374,476
Caltex Australia, Ltd.	9,411	226,483
Challenger, Ltd.	22,963	200,955
CIMIC Group, Ltd.	3,702	115,726
Coca-Cola Amatil, Ltd.	21,130	143,719
Cochlear, Ltd.	2,020	299,064
Commonwealth Bank of Australia (A)	62,931	3,394,031
Computershare, Ltd.	16,916	230,438
Crown Resorts, Ltd.	14,067	140,358
CSL, Ltd.	16,228	2,309,945
Dexus	37,475	269,361
Domino’s Pizza Enterprises, Ltd.	2,059	79,520
Flight Centre Travel Group, Ltd.	2,493	117,355
Fortescue Metals Group, Ltd.	54,593	177,262
Goodman Group	67,542	481,495
Harvey Norman Holdings, Ltd. (A)	19,515	47,943
Healthscope, Ltd.	65,916	107,555
Incitec Pivot, Ltd.	65,708	176,294
Insurance Australia Group, Ltd.	84,827	535,148

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
LendLease Group	20,344	$297,869
Macquarie Group, Ltd.	11,760	1,071,762
Medibank Pvt., Ltd.	94,782	204,656
Mirvac Group	133,238	213,848
National Australia Bank, Ltd. (A)	96,261	1,954,542
Newcrest Mining, Ltd.	28,639	465,016
Oil Search, Ltd.	49,235	323,472
Orica, Ltd.	13,519	177,483
Origin Energy, Ltd. (B)	63,117	468,148
QBE Insurance Group, Ltd. (A)	49,037	353,030
Ramsay Health Care, Ltd.	5,011	200,105
REA Group, Ltd.	2,146	144,020
Santos, Ltd. (B)	71,735	332,251
Scentre Group	191,167	621,112
SEEK, Ltd.	11,910	191,931
Sonic Healthcare, Ltd.	14,921	270,668
South32, Ltd.	112,851	301,349
South32, Ltd. (London Stock Exchange)	74,597	199,753
Stockland	87,409	256,825
Suncorp Group, Ltd.	46,533	501,835
Sydney Airport (A)	39,872	211,080
Tabcorp Holdings, Ltd.	75,725	249,635
Telstra Corp., Ltd.	148,535	287,288
The GPT Group	65,090	243,536
TPG Telecom, Ltd. (A)	13,013	49,743
Transurban Group	79,260	701,872
Treasury Wine Estates, Ltd.	26,341	338,430
Vicinity Centres	127,154	243,859
Wesfarmers, Ltd.	40,710	1,485,358
Westpac Banking Corp. (A)	121,874	2,646,734
Woodside Petroleum, Ltd.	33,609	880,774
Woolworths Group, Ltd.	48,115	1,086,616
		36,683,420
Austria - 0.2%
ANDRITZ AG	2,752	145,860
Erste Group Bank AG (B)	11,010	459,006
OMV AG	5,543	313,500
Raiffeisen Bank International AG	4,926	150,929
voestalpine AG	4,357	200,348
		1,269,643
Belgium - 0.7%
Ageas	7,799	392,626
Anheuser-Busch InBev SA	27,018	2,725,173
Colruyt SA	2,769	157,874
Groupe Bruxelles Lambert SA (A)	3,135	329,803
KBC Group NV	8,597	660,251
Proximus SADP	5,996	134,863
Solvay SA	2,881	362,829
Telenet Group Holding NV (B)	2,144	99,817
UCB SA	4,152	325,477
Umicore SA	6,530	372,781
		5,561,494
Brazil - 0.9%
Ambev SA	163,730	759,560
Atacadao Distribuicao Comercio e
Industria Ltda	13,900	54,298
B3 SA - Brasil Bolsa Balcao	72,207	380,993
Banco Bradesco SA	36,969	232,550
Banco do Brasil SA	30,113	222,599
Banco Santander Brasil SA	14,000	105,838
BB Seguridade Participacoes SA	24,400	153,989
BR Malls Participacoes SA (B)	28,116	70,367
Braskem SA, ADR	1,584	41,184
BRF SA (B)	19,720	91,585

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
CCR SA	40,100	$104,705
Centrais Eletricas Brasileiras SA (B)	11,900	37,428
Centrais Eletricas Brasileiras SA, ADR (B)	1,429	5,016
Cia Brasileira de Distribuicao, ADR	628	12,547
Cia de Saneamento Basico do Estado de
Sao Paulo	11,270	67,723
Cia Siderurgica Nacional SA (B)	16,100	32,651
Cia Siderurgica Nacional SA, ADR (B)	11,800	23,836
Cielo SA	44,260	188,654
Cosan SA Industria e Comercio	7,211	65,454
EDP - Energias do Brasil SA	11,126	39,816
Embraer SA	10,800	67,602
Embraer SA, ADR	2,626	65,387
Engie Brasil Energia SA	7,500	66,239
Equatorial Energia SA	6,700	98,155
Fibria Celulose SA	3,172	59,393
Fibria Celulose SA, ADR	6,862	127,565
Hypera SA	14,208	101,215
JBS SA	28,673	68,802
Klabin SA	24,000	121,370
Kroton Educacional SA	47,780	114,896
Localiza Rent a Car SA	17,562	107,527
Lojas Renner SA	26,570	201,344
M Dias Branco SA	4,800	46,319
Multiplan Empreendimentos Imobiliarios SA	3,325	48,900
Natura Cosmeticos SA	6,500	50,766
Odontoprev SA	8,800	29,676
Petroleo Brasileiro SA	106,229	532,276
Porto Seguro SA	4,419	46,382
Raia Drogasil SA	8,100	138,771
Rumo SA (B)	38,235	139,099
Sul America SA	7,299	34,426
Suzano Papel e Celulose SA	13,400	155,479
Telefonica Brasil SA, ADR	6,017	71,422
TIM Participacoes SA	28,020	95,286
Ultrapar Participacoes SA	12,700	150,568
Vale SA	111,197	1,422,759
WEG SA	24,258	101,707
		6,954,124
Canada - 6.6%
Agnico Eagle Mines, Ltd.	8,900	408,020
Alimentation Couche-Tard, Inc., Class B	15,800	686,371
AltaGas, Ltd. (A)	7,300	150,759
ARC Resources, Ltd.	15,000	154,946
Atco, Ltd., Class I	3,100	95,689
Bank of Montreal	23,200	1,793,317
Barrick Gold Corp.	42,340	556,203
BCE, Inc.	5,824	235,857
BlackBerry, Ltd. (B)	19,900	191,939
Bombardier, Inc., Class B (B)	75,600	299,030
Brookfield Asset Management, Inc., Class A	31,748	1,287,887
CAE, Inc.	10,400	216,045
Cameco Corp.	15,500	174,377
Canadian Imperial Bank of Commerce	15,700	1,365,726
Canadian National Railway Company	26,900	2,200,249
Canadian Natural Resources, Ltd.	39,960	1,442,287
Canadian Pacific Railway, Ltd.	5,300	971,267
Canadian Tire Corp., Ltd., Class A (A)	2,500	326,323
Canadian Utilities, Ltd., Class A	5,100	128,795
CCL Industries, Inc., Class B	5,200	254,927
Cenovus Energy, Inc.	40,300	418,435
CGI Group, Inc., Class A (B)	9,400	595,683
CI Financial Corp.	10,300	185,136
Constellation Software, Inc.	800	620,424
Crescent Point Energy Corp. (A)	21,400	157,246

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Dollarama, Inc.	12,000	$465,158
Emera, Inc.	2,400	78,135
Empire Company, Ltd., Class A	7,200	144,531
Enbridge, Inc.	59,400	2,123,607
Encana Corp.	36,100	471,484
Fairfax Financial Holdings, Ltd.	1,000	560,347
Finning International, Inc.	6,800	167,847
First Capital Realty, Inc.	6,600	103,720
First Quantum Minerals, Ltd.	25,554	376,512
Fortis, Inc.	15,600	498,621
Franco-Nevada Corp.	6,900	503,598
George Weston, Ltd.	2,000	163,177
Gildan Activewear, Inc.	8,400	236,604
Goldcorp, Inc.	32,584	447,375
Great-West Lifeco, Inc.	11,200	275,346
H&R Real Estate Investment Trust	6,200	94,888
Husky Energy, Inc.	13,897	216,597
Hydro One, Ltd. (C)	11,600	176,826
IGM Financial, Inc. (A)	3,500	101,460
Imperial Oil, Ltd.	11,130	369,970
Industrial Alliance Insurance & Financial
Services, Inc.	4,100	158,274
Intact Financial Corp.	5,200	368,843
Inter Pipeline, Ltd.	14,100	264,271
Keyera Corp. (A)	8,100	225,382
Kinross Gold Corp. (B)	48,929	184,230
Linamar Corp.	2,100	92,345
Loblaw Companies, Ltd.	8,140	418,563
Lundin Mining Corp.	26,800	149,019
Magna International, Inc.	13,100	761,896
Manulife Financial Corp. (D)	71,400	1,282,827
Methanex Corp.	3,500	247,488
Metro, Inc.	9,357	318,080
National Bank of Canada	12,400	595,358
Nutrien, Ltd.	23,390	1,272,470
Onex Corp.	3,100	227,527
Open Text Corp.	9,800	344,918
Pembina Pipeline Corp.	18,298	633,711
Power Corp. of Canada	13,200	295,598
Power Financial Corp.	9,300	217,529
PrairieSky Royalty, Ltd. (A)	8,347	164,762
Restaurant Brands International, Inc.	8,446	509,465
RioCan Real Estate Investment Trust (A)	6,300	115,730
Rogers Communications, Inc., Class B	13,100	622,191
Royal Bank of Canada	52,000	3,915,476
Saputo, Inc.	9,100	302,145
Seven Generations Energy, Ltd., Class A (B)	9,900	109,117
Shaw Communications, Inc., Class B	16,400	334,075
Shopify, Inc., Class A (B)	3,300	481,225
SmartCentres Real Estate Investment Trust	3,100	71,991
SNC-Lavalin Group, Inc.	6,500	287,065
Sun Life Financial, Inc.	22,100	888,102
Suncor Energy, Inc.	59,335	2,414,652
Teck Resources, Ltd., Class B	20,961	533,970
TELUS Corp.	7,600	269,973
The Bank of Nova Scotia (A)	42,900	2,429,145
The Toronto-Dominion Bank	66,000	3,819,983
Thomson Reuters Corp.	11,077	446,990
Tourmaline Oil Corp.	9,700	173,318
TransCanada Corp. (A)	31,400	1,358,561
Turquoise Hill Resources, Ltd. (B)	40,020	113,243
Vermilion Energy, Inc. (A)	4,800	173,102
West Fraser Timber Company, Ltd.	2,700	185,846
Wheaton Precious Metals Corp.	16,900	373,056

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
WSP Global, Inc.	3,700	$194,815
		50,839,068
Chile - 0.2%
Antofagasta PLC	15,103	196,221
Banco Santander Chile, ADR	13,061	410,507
Cencosud SA	61,383	151,721
Cia Cervecerias Unidas SA, ADR	6,197	154,553
Enel Americas SA, ADR	37,802	333,036
Enel Chile SA, ADR	38,119	186,021
Itau CorpBanca	2,999	44,535
Latam Airlines Group SA, ADR (A)	11,197	110,738
Sociedad Quimica y Minera de Chile SA,
ADR (A)	4,454	214,015
		1,801,347
China - 6.8%
3SBio, Inc. (C)	40,500	91,516
51job, Inc., ADR (B)	900	87,876
58.com, Inc., ADR (B)	3,300	228,822
AAC Technologies Holdings, Inc.	27,342	383,970
Agile Group Holdings, Ltd.	54,000	91,878
Agricultural Bank of China, Ltd., Class A	56,500	29,365
Agricultural Bank of China, Ltd., H Shares	1,041,000	485,865
Air China, Ltd., H Shares	84,534	81,272
Alibaba Group Holding, Ltd., ADR (B)	41,200	7,643,836
Aluminum Corp. of China, Ltd., H
Shares (A)(B)	185,220	81,178
Anhui Conch Cement Company, Ltd.,
H Shares	56,790	323,868
ANTA Sports Products, Ltd.	43,000	226,752
Autohome, Inc., ADR	2,100	212,100
AviChina Industry & Technology
Company, Ltd., H Shares	72,000	42,744
Baidu, Inc., ADR (B)	9,900	2,405,700
Bank of China, Ltd., Class A	52,600	28,709
Bank of China, Ltd., H Shares	2,832,563	1,404,738
Bank of Communications Company, Ltd.,
Class A	35,200	30,451
Bank of Communications Company, Ltd.,
H Shares	337,527	258,330
Beijing Capital International Airport
Company, Ltd., H Shares	52,789	55,451
BYD Company, Ltd., H Shares (A)	24,105	148,647
CGN Power Company, Ltd., H Shares (C)	446,000	115,162
China Cinda Asset Management
Company, Ltd., H Shares	304,800	97,611
China CITIC Bank Corp., Ltd., H Shares	310,800	194,110
China Communications
Construction Company, Ltd., H Shares	152,335	146,706
China Communications Services Corp., Ltd.,
H Shares	129,600	81,897
China Conch Venture Holdings, Ltd.	57,900	211,320
China Construction Bank Corp., H Shares	3,421,914	3,131,193
China Everbright Bank Company, Ltd.,
H Shares	120,000	51,483
China Evergrande Group (B)	111,959	284,259
China Galaxy Securities Company, Ltd.,
H Shares	129,500	66,205
China Huarong Asset Management
Company, Ltd., H Shares (C)	351,700	101,386
China Huishan Dairy Holdings
Company, Ltd. (B)(E)	225,000	0
China Life Insurance Company, Ltd., H Shares	265,624	681,456
China Longyuan Power Group Corp., Ltd.,
H Shares	99,000	79,528

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Medical System Holdings, Ltd.	48,300	$96,206
China Merchants Bank Company, Ltd.,
Class A (B)	10,700	42,621
China Merchants Bank Company, Ltd., H
Shares (A)	139,323	512,487
China Minsheng Banking Corp., Ltd., Class A	27,400	28,979
China Minsheng Banking Corp., Ltd.,
H Shares	242,496	173,285
China Molybdenum Company, Ltd., H
Shares (A)	129,000	62,175
China National Building Material
Company, Ltd., H Shares	138,000	135,828
China Oilfield Services, Ltd., H Shares	56,000	52,742
China Pacific Insurance Group Company, Ltd.,
Class A	6,000	28,754
China Pacific Insurance Group Company, Ltd.,
H Shares	94,100	362,474
China Petroleum & Chemical Corp., H Shares	909,361	813,985
China Railway Construction Corp., Ltd.,
H Shares	67,500	68,282
China Railway Group, Ltd., H Shares	179,000	134,963
China Resources Pharmaceutical
Group, Ltd. (C)	66,000	91,255
China Shenhua Energy Company, Ltd.,
H Shares	127,500	301,569
China Southern Airlines Company, Ltd.,
H Shares	64,000	50,151
China State Construction Engineering Corp.,
Ltd., Class A	36,540	30,100
China Telecom Corp., Ltd., H Shares	481,604	225,987
China Vanke Company, Ltd., Class A	8,000	29,667
China Vanke Company, Ltd., H Shares	45,400	158,332
China Yangtze Power Company, Ltd., Class A	12,700	30,875
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	88,000	52,232
CIFI Holdings Group Company, Ltd.	122,000	77,281
CITIC Securities Company, Ltd., Class A	10,500	26,188
CITIC Securities Company, Ltd., H Shares	75,500	150,106
CNOOC, Ltd.	637,258	1,091,970
Country Garden Holdings Company, Ltd.	271,574	476,069
CRRC Corp., Ltd., Class A	22,000	25,542
CRRC Corp., Ltd., H Shares	164,150	127,151
CSPC Pharmaceutical Group, Ltd.	164,000	492,459
Ctrip.com International, Ltd., ADR (B)	14,300	681,109
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	129,876
ENN Energy Holdings, Ltd.	26,000	254,628
Foshan Haitian Flavouring & Food
Company Ltd., Class A	2,400	26,607
Fosun International, Ltd.	102,500	191,982
Fuyao Glass Industry Group Company, Ltd., H
Shares (C)	16,800	56,768
GDS Holdings, Ltd., ADR (A)(B)	2,100	84,189
Geely Automobile Holdings, Ltd.	179,000	460,548
Genscript Biotech Corp. (B)	28,000	76,565
GF Securities Company, Ltd., H Shares (B)	47,800	69,448
GOME Retail Holdings, Ltd. (A)(B)	386,127	39,310
Great Wall Motor Company, Ltd., H Shares	123,000	93,617
Guangzhou Automobile Group Company, Ltd.,
H Shares	142,310	138,455
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	87,503
Haitian International Holdings, Ltd.	29,000	68,344
Haitong Securities Company, Ltd., H Shares	113,200	114,196

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Hangzhou Hikvision Digital Technology
Company, Ltd., Class A	6,200	$34,652
Hengan International Group Company, Ltd.	25,000	239,796
Huaneng Power International, Inc., H Shares	149,436	98,747
Huaneng Renewables Corp., Ltd., H Shares	226,000	74,911
Huatai Securities Company, Ltd., H Shares (C)	65,400	103,717
Huazhu Group, Ltd., ADR	4,700	197,353
Industrial & Commercial Bank of China, Ltd.,
Class A	40,600	32,616
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,570,735	1,917,357
Industrial Bank Company, Ltd., Class A	14,900	32,367
Inner Mongolia Yili Industrial Group
Company, Ltd., Class A	6,500	27,301
JD.com, Inc., ADR (B)	25,800	1,004,910
Jiangsu Expressway Company, Ltd., H Shares	41,145	48,995
Jiangsu Hengrui Medicine Company, Ltd.,
Class A	2,800	31,950
Jiangsu Yanghe Brewery Joint-Stock
Company, Ltd., Class A	1,400	27,697
Jiangxi Copper Company, Ltd., H Shares (A)	54,075	68,663
Kingdee International Software Group
Company, Ltd.	70,000	71,297
Kingsoft Corp., Ltd.	29,000	87,526
Kweichow Moutai Company, Ltd., Class A	500	55,067
Lenovo Group, Ltd. (A)	257,436	138,568
Longfor Properties Company, Ltd.	53,600	144,112
Midea Group Company, Ltd., Class A	4,500	35,349
Minth Group, Ltd. (A)	22,000	93,054
Momo, Inc., ADR (B)	4,200	182,700
NetEase, Inc., ADR	2,800	707,476
New China Life Insurance Company, Ltd.,
H Shares	29,500	122,235
New Oriental Education & Technology
Group, Inc., ADR	5,100	482,766
Noah Holdings, Ltd., ADR (A)(B)	1,000	52,150
PetroChina Company, Ltd., H Shares	734,261	559,371
PICC Property & Casualty Company, Ltd.,
H Shares	252,363	271,422
Ping An Bank Company, Ltd., Class A	19,000	26,028
Ping An Insurance Group Company of
China, Ltd., Class A	5,300	46,695
Ping An Insurance Group Company of
China, Ltd., H Shares	185,790	1,701,404
SAIC Motor Corp., Ltd., Class A	6,300	33,188
Semiconductor Manufacturing International
Corp. (A)(B)	105,400	136,559
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	56,482
Shanghai Electric Group Company, Ltd., H
Shares (A)(B)	144,864	48,689
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	17,500	95,676
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	31,100	85,596
Shanghai Pudong Development Bank
Company, Ltd., Class A (B)	21,900	31,637
Shenzhou International Group Holdings, Ltd.	27,000	332,245
Sihuan Pharmaceutical Holdings Group, Ltd.	175,000	38,864
SINA Corp. (B)	2,300	194,787
Sino-Ocean Group Holding, Ltd.	177,213	102,551
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	119,901	72,890
Sinopharm Group Company, Ltd., H Shares	39,200	157,549
SOHO China, Ltd.	140,000	66,411

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Sunac China Holdings, Ltd. (A)	85,000	$295,631
Sunny Optical Technology Group
Company, Ltd.	25,400	471,103
TAL Education Group, ADR (B)	11,800	434,240
Tencent Holdings, Ltd.	203,300	10,208,791
The People’s Insurance Company Group of
China, Ltd., H Shares	265,000	124,054
Tingyi Cayman Islands Holding Corp.	76,000	176,048
TravelSky Technology, Ltd., H Shares	31,000	89,982
Tsingtao Brewery Company, Ltd., H Shares	12,000	65,749
Vipshop Holdings, Ltd., ADR (B)	15,300	166,005
Want Want China Holdings, Ltd.	243,000	216,082
Weibo Corp., ADR (A)(B)	1,890	167,756
Weichai Power Company, Ltd., H Shares	78,720	108,152
Wuliangye Yibin Company Ltd., Class A	2,900	33,127
Wuxi Biologics Cayman, Inc. (B)(C)	17,500	194,130
Yangzijiang Shipbuilding Holdings, Ltd.	99,600	65,922
Yanzhou Coal Mining Company, Ltd.,
H Shares	85,990	111,976
Yum China Holdings, Inc.	13,700	526,902
YY, Inc., ADR (B)	1,600	160,752
Zhejiang Expressway Company, Ltd.,
H Shares	49,718	44,279
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	18,000	85,364
Zijin Mining Group Company, Ltd., H Shares	285,469	109,440
ZTE Corp., H Shares	25,887	39,141
		52,174,246
Colombia - 0.1%
Bancolombia SA, ADR	15,325	732,226
Ecopetrol SA, ADR	8,500	174,675
		906,901
Czech Republic - 0.1%
CEZ AS	6,817	161,517
Komercni banka AS	3,440	144,473
Moneta Money Bank AS (C)	22,079	75,753
		381,743
Denmark - 1.1%
A.P. Moller - Maersk A/S, Series A	150	177,265
A.P. Moller - Maersk A/S, Series B	245	303,089
Carlsberg A/S, Class B	3,881	456,633
Chr. Hansen Holding A/S	3,392	312,271
Coloplast A/S, B Shares	4,165	415,843
Danske Bank A/S	26,359	821,186
DSV A/S	6,834	550,149
Genmab A/S (B)	2,092	321,892
H Lundbeck A/S	2,300	161,199
ISS A/S	6,590	225,720
Novo Nordisk A/S, B Shares	62,846	2,902,892
Novozymes A/S, B Shares	8,505	430,168
Orsted A/S (C)	7,108	429,473
Pandora A/S	4,042	281,717
Tryg A/S	4,500	105,383
Vestas Wind Systems A/S	8,020	495,125
William Demant Holding A/S (B)	5,000	200,660
		8,590,665
Egypt - 0.0%
Commercial International Bank Egypt SAE	41,265	195,348
Global Telecom Holding SAE (B)	14,348	3,746
		199,094
Finland - 0.7%
Elisa OYJ	6,060	279,956
Fortum OYJ	16,798	400,114

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kone OYJ, Class B	11,934	$606,791
Metso OYJ	4,686	156,302
Neste OYJ	4,388	343,313
Nokia OYJ	153,528	880,619
Nokia OYJ (Helsinki Stock Exchange)	56,247	323,511
Nokian Renkaat OYJ	3,680	144,911
Orion OYJ, Class B	3,379	90,878
Sampo OYJ, A Shares	15,692	764,212
Stora Enso OYJ, R Shares	20,482	399,030
UPM-Kymmene OYJ	19,972	711,106
Wartsila OYJ ABP	15,222	297,998
		5,398,741
France - 7.2%
Accor SA	6,835	334,751
Aeroports de Paris	1,056	238,541
Air Liquide SA	15,558	1,950,123
Airbus SE	21,060	2,457,596
Alstom SA	6,025	276,418
Amundi SA (C)	2,415	166,937
Arkema SA	2,540	299,721
Atos SE (A)	3,600	489,517
AXA SA	70,541	1,723,585
BioMerieux (A)	1,446	129,921
BNP Paribas SA	40,670	2,515,725
Bollore SA (A)	32,025	148,722
Bouygues SA	8,158	350,533
Bureau Veritas SA	10,005	266,706
Capgemini SE	5,748	770,290
Carrefour SA (A)	20,711	334,088
Casino Guichard Perrachon SA	2,391	92,534
Cie de Saint-Gobain	18,327	816,376
Cie Generale des Etablissements
Michelin SCA	6,291	761,074
CNP Assurances	6,491	147,473
Covivio	1,191	123,749
Credit Agricole SA	40,674	539,848
Danone SA	22,440	1,638,402
Dassault Aviation SA	98	186,344
Dassault Systemes SE	4,672	653,818
Edenred (A)	8,573	270,793
Eiffage SA	2,687	291,925
Electricite de France SA (A)	21,105	289,600
Engie SA	66,847	1,022,527
Essilor International Cie Generale
d’Optique SA	7,546	1,063,959
Eurazeo SA	1,676	126,861
Eutelsat Communications SA	6,171	127,710
Faurecia SA	2,970	211,127
Gecina SA	1,877	313,569
Getlink	18,170	249,109
Hermes International	1,132	691,488
ICADE	1,225	114,744
Iliad SA (A)	1,034	163,150
Imerys SA	1,510	121,868
Ingenico Group SA	2,382	213,581
Ipsen SA	1,496	233,988
JCDecaux SA	2,889	96,469
Kering SA	2,716	1,529,924
Klepierre SA	8,393	315,352
Legrand SA	9,814	718,848
L’Oreal SA	9,054	2,232,056
LVMH Moet Hennessy Louis Vuitton SE	10,014	3,324,842
Natixis SA	35,715	252,704
Orange SA	72,209	1,205,325
Pernod Ricard SA (A)	7,611	1,242,153

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Peugeot SA	21,593	$492,003
Publicis Groupe SA (A)	7,733	530,658
Remy Cointreau SA	908	117,554
Renault SA (A)	7,048	597,118
Rexel SA (A)	12,161	174,573
Safran SA	12,181	1,475,181
Sanofi	41,125	3,300,677
Schneider Electric SE	19,841	1,650,114
Schneider Electric SE	623	51,591
SCOR SE	6,512	240,821
SEB SA	927	161,730
Societe BIC SA (A)	1,119	103,738
Societe Generale SA	27,684	1,163,558
Sodexo SA (A)	3,211	320,536
Suez	13,406	173,420
Teleperformance	2,203	388,820
Thales SA	3,838	493,774
TOTAL SA (A)	88,179	5,354,744
Ubisoft Entertainment SA (B)	3,042	332,516
Unibail-Rodamco-Westfield	3,595	791,579
Unibail-Rodamco-Westfield (Amsterdam Stock
Exchange) (B)	27,093	294,136
Valeo SA	8,552	466,287
Veolia Environnement SA	17,413	372,099
Vinci SA	18,440	1,770,079
Vivendi SA	37,784	924,308
Wendel SA	986	135,665
		55,713,743
Germany - 6.0%
1&1 Drillisch AG	1,851	104,999
adidas AG	6,795	1,479,394
Allianz SE	16,060	3,309,243
Axel Springer SE	1,955	141,278
BASF SE	33,222	3,171,660
Bayer AG	32,511	3,570,480
Bayerische Motoren Werke AG	11,858	1,071,875
Beiersdorf AG	3,796	430,270
Brenntag AG	5,855	325,314
Commerzbank AG (B)	37,723	359,853
Continental AG	4,026	916,229
Covestro AG (C)	5,968	530,458
Daimler AG	32,355	2,072,570
Delivery Hero AG (B)(C)	3,273	173,486
Deutsche Bank AG	73,967	791,335
Deutsche Boerse AG	7,052	937,594
Deutsche Lufthansa AG	9,032	216,386
Deutsche Post AG	34,717	1,127,969
Deutsche Telekom AG (B)	119,710	1,850,050
Deutsche Wohnen SE	13,170	636,032
E.ON SE	80,904	861,993
Evonik Industries AG	6,088	208,293
Fraport AG Frankfurt Airport
Services Worldwide	1,636	157,391
Fresenius Medical Care AG &
Company KGaA	7,874	792,845
Fresenius SE & Company KGaA	14,863	1,190,003
GEA Group AG	7,004	235,882
Hannover Rueck SE	2,322	288,675
HeidelbergCement AG	5,549	465,931
Henkel AG & Company KGaA	3,884	431,248
HOCHTIEF AG	698	125,873
HUGO BOSS AG	2,319	210,308
Infineon Technologies AG	40,746	1,035,003
Innogy SE (C)	5,057	216,054
K+S AG	6,726	165,454

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
KION Group AG	2,424	$173,994
LANXESS AG	3,216	250,031
Linde AG	6,626	1,574,200
MAN SE	2,251	254,721
Merck KGaA	4,647	452,374
METRO AG	6,304	77,690
MTU Aero Engines AG	1,815	347,648
Muenchener
Rueckversicherungs-Gesellschaft AG	5,659	1,189,766
OSRAM Licht AG	3,780	153,940
ProSiebenSat.1 Media SE	8,326	210,690
Puma SE	226	132,031
RWE AG	18,337	416,700
SAP SE	35,530	4,100,799
Siemens AG	27,664	3,644,898
Siemens Healthineers AG (B)(C)	5,866	241,730
Symrise AG	4,676	409,031
Telefonica Deutschland Holding AG	27,806	109,388
thyssenkrupp AG	16,095	390,142
TUI AG	15,706	343,521
Uniper SE	6,933	206,415
United Internet AG	4,503	257,085
Volkswagen AG	1,264	207,793
Vonovia SE	17,716	842,031
Wirecard AG	4,386	701,850
Zalando SE (B)(C)	4,151	231,344
		46,521,240
Greece - 0.1%
Alpha Bank AE (B)	53,207	118,566
Eurobank Ergasias SA (B)	62,351	64,831
FF Group (B)	1,869	14,485
Hellenic Telecommunications Organization SA	8,503	104,900
JUMBO SA	5,651	92,962
National Bank of Greece SA (B)	184,167	56,203
OPAP SA	8,113	91,474
Piraeus Bank SA (B)	10,989	37,184
Titan Cement Company SA	2,489	62,954
		643,559
Hong Kong - 3.3%
AIA Group, Ltd.	427,600	3,724,999
Alibaba Health Information
Technology, Ltd. (B)	122,000	117,400
Alibaba Pictures Group, Ltd. (A)(B)	500,000	54,670
ASM Pacific Technology, Ltd.	10,700	134,858
Beijing Enterprises Holdings, Ltd.	19,786	96,067
Beijing Enterprises Water Group, Ltd. (A)(B)	198,000	107,665
BOC Hong Kong Holdings, Ltd.	134,328	631,333
Brilliance China Automotive Holdings, Ltd.	108,000	193,775
China Everbright International, Ltd.	86,000	110,758
China Everbright, Ltd.	32,216	58,942
China First Capital Group, Ltd. (B)	112,000	71,501
China Gas Holdings, Ltd.	74,000	296,681
China Jinmao Holdings Group, Ltd.	224,000	112,065
China Mengniu Dairy Company, Ltd. (B)	98,004	330,546
China Merchants Port Holdings Company, Ltd.	44,745	90,621
China Mobile, Ltd.	220,530	1,956,751
China Overseas Land & Investment, Ltd.	142,882	468,968
China Resources Beer Holdings
Company, Ltd.	65,979	319,500
China Resources Cement Holdings, Ltd.	70,000	70,447
China Resources Gas Group, Ltd.	36,000	155,635
China Resources Land, Ltd.	110,964	372,734
China Resources Power Holdings
Company, Ltd.	68,244	119,933

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China State Construction International
Holdings, Ltd.	71,250	$72,878
China Taiping Insurance Holdings
Company, Ltd.	60,500	188,099
China Traditional Chinese Medicine Holdings
Company, Ltd.	80,000	69,034
China Unicom Hong Kong, Ltd.	215,982	269,218
Chong Sing Holdings FinTech Group, Ltd. (B)	600,000	69,526
CITIC, Ltd.	207,967	292,556
CK Asset Holdings, Ltd.	92,665	733,565
CK Hutchison Holdings, Ltd.	96,663	1,023,277
CK Infrastructure Holdings, Ltd.	24,772	183,380
CLP Holdings, Ltd.	59,900	645,206
COSCO SHIPPING Ports, Ltd.	93,577	77,831
Dairy Farm International Holdings, Ltd.	12,000	105,356
Far East Horizon, Ltd.	89,000	86,178
Fullshare Holdings, Ltd. (A)(B)	242,400	119,741
Galaxy Entertainment Group, Ltd.	86,000	662,927
GCL-Poly Energy Holdings, Ltd. (B)	591,000	55,499
Guangdong Investment, Ltd.	99,220	157,029
Haier Electronics Group Company, Ltd.	45,000	153,527
Hanergy Thin Film Power Group, Ltd. (B)(E)	428,695	11,748
Hang Lung Group, Ltd.	30,000	83,999
Hang Lung Properties, Ltd.	74,326	152,671
Hang Seng Bank, Ltd.	27,819	694,650
Henderson Land Development Company, Ltd.	50,295	265,220
HK Electric Investments & HK Electric
Investments, Ltd. (A)(C)	88,500	84,370
HKT Trust & HKT, Ltd.	145,233	185,261
Hong Kong & China Gas Company, Ltd.	326,475	624,068
Hong Kong Exchanges & Clearing, Ltd. (A)	41,377	1,238,312
Hongkong Land Holdings, Ltd.	44,100	315,268
Hysan Development Company, Ltd.	24,415	136,272
Jardine Matheson Holdings, Ltd.	8,000	504,106
Jardine Strategic Holdings, Ltd.	8,100	295,071
Kerry Properties, Ltd.	21,438	102,451
Kingboard Chemical Holdings, Ltd.	22,500	81,947
Kunlun Energy Company, Ltd.	118,000	103,055
Li & Fung, Ltd.	211,600	77,505
Link REIT	77,244	704,418
Melco Resorts & Entertainment, Ltd., ADR	9,485	265,580
MTR Corp., Ltd.	51,783	286,031
New World Development Company, Ltd. (A)	230,475	322,414
Nine Dragons Paper Holdings, Ltd.	81,000	102,774
NWS Holdings, Ltd.	58,117	100,295
PCCW, Ltd.	181,876	102,339
Power Assets Holdings, Ltd.	49,082	342,875
Shanghai Industrial Holdings, Ltd.	33,930	78,830
Shangri-La Asia, Ltd.	70,102	131,331
Shimao Property Holdings, Ltd.	64,000	166,861
Sino Biopharmaceutical, Ltd.	222,000	339,040
Sino Land Company, Ltd.	105,956	172,176
SJM Holdings, Ltd.	83,000	102,939
Sun Art Retail Group, Ltd.	86,000	112,193
Sun Hung Kai Properties, Ltd.	52,130	785,387
Swire Pacific, Ltd., Class A	18,163	191,980
Swire Properties, Ltd.	43,628	160,899
Techtronic Industries Company, Ltd.	49,000	272,141
The Bank of East Asia, Ltd.	42,026	167,501
The Wharf Holdings, Ltd.	46,876	150,112
WH Group, Ltd. (C)	327,303	264,849
Wharf Real Estate Investment Company, Ltd.	46,876	332,855
Wheelock & Company, Ltd.	27,000	187,637
Yue Yuen Industrial Holdings, Ltd.	31,567	88,977
		25,449,084

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	$119,243
OTP Bank PLC	9,034	326,174
Richter Gedeon Nyrt	4,794	87,296
		532,713
India - 2.1%
Adani Ports & Special Economic Zone, Ltd.	28,840	156,991
Ambuja Cements, Ltd.	22,913	69,573
Ashok Leyland, Ltd.	52,290	96,295
Asian Paints, Ltd.	10,113	186,602
Aurobindo Pharma, Ltd.	9,153	80,914
Axis Bank, Ltd.	65,325	485,179
Bajaj Auto, Ltd.	2,923	119,812
Bajaj Finance, Ltd.	5,420	182,263
Bajaj Finserv, Ltd.	1,261	107,453
Bharat Forge, Ltd.	9,316	83,536
Bharat Heavy Electricals, Ltd.	30,897	32,426
Bharat Petroleum Corp., Ltd.	27,177	149,230
Bharti Airtel, Ltd.	42,144	234,798
Bharti Infratel, Ltd.	15,904	69,879
Bosch, Ltd.	253	64,779
Britannia Industries, Ltd.	1,006	91,606
Cadila Healthcare, Ltd. (B)	6,725	37,175
Cipla, Ltd.	12,134	109,235
Coal India, Ltd.	24,417	94,134
Dabur India, Ltd.	17,709	100,705
Dr. Reddy’s Laboratories, Ltd., ADR	6,754	217,479
Eicher Motors, Ltd.	425	178,061
GAIL India, Ltd., GDR	4,977	144,484
Glenmark Pharmaceuticals, Ltd.	4,541	38,772
Godrej Consumer Products, Ltd.	7,998	142,545
Grasim Industries, Ltd.	10,574	155,481
Havells India, Ltd.	11,177	88,616
HCL Technologies, Ltd.	18,977	256,599
Hero MotoCorp, Ltd.	1,675	84,789
Hindalco Industries, Ltd.	41,886	140,872
Hindustan Petroleum Corp., Ltd.	20,412	77,338
Hindustan Unilever, Ltd.	25,000	596,960
Housing Development Finance Corp., Ltd.	53,075	1,478,913
ICICI Bank, Ltd., ADR	52,063	418,066
Idea Cellular, Ltd. (B)	42,286	36,459
Indiabulls Housing Finance, Ltd.	10,065	167,772
Indian Oil Corp., Ltd.	38,494	87,920
Infosys, Ltd., ADR	66,848	1,298,857
ITC, Ltd.	113,026	437,243
JSW Steel, Ltd.	33,031	157,530
Larsen & Toubro, Ltd.	16,660	310,153
LIC Housing Finance, Ltd.	9,991	68,352
Lupin, Ltd.	7,740	102,377
Mahindra & Mahindra Financial Services, Ltd.	12,958	89,388
Mahindra & Mahindra, Ltd., GDR	23,120	301,581
Marico, Ltd.	14,917	72,098
Maruti Suzuki India, Ltd.	3,626	466,782
Motherson Sumi Systems, Ltd.	24,871	103,088
Nestle India, Ltd.	776	111,135
NTPC, Ltd.	55,338	128,811
Oil & Natural Gas Corp., Ltd.	44,697	103,075
Petronet LNG, Ltd.	21,320	68,627
Piramal Enterprises, Ltd.	2,660	98,241
Power Grid Corp. of India, Ltd.	55,842	152,888
Reliance Capital, Ltd., GDR (C)	4,327	24,488
Reliance Industries, Ltd., GDR (C)	45,832	1,284,386
Rural Electrification Corp., Ltd.	22,831	35,222
Shree Cement, Ltd.	276	62,145
Shriram Transport Finance Company, Ltd.	4,949	93,569
Siemens, Ltd.	3,361	48,069

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
State Bank of India, GDR (B)	5,224	$196,150
Sun Pharmaceutical Industries, Ltd.	29,344	241,779
Tata Consultancy Services, Ltd.	33,074	890,660
Tata Motors, Ltd., ADR (B)	16,666	325,820
Tata Steel, Ltd., GDR	11,000	90,288
Tech Mahindra, Ltd.	19,215	183,135
The Tata Power Company, Ltd.	38,886	41,824
Titan Company, Ltd.	10,263	131,379
UltraTech Cement, Ltd.	2,054	113,939
UltraTech Cement, Ltd., GDR (A)	1,026	57,183
United Spirits, Ltd. (B)	10,125	98,237
UPL, Ltd. (B)	10,066	90,944
Vedanta, Ltd., ADR	13,934	189,502
Wipro, Ltd., ADR (A)	65,498	313,735
Yes Bank, Ltd.	54,720	271,545
Zee Entertainment Enterprises, Ltd.	20,071	159,493
		15,877,429
Indonesia - 0.5%
Adaro Energy Tbk PT	315,000	39,304
AKR Corporindo Tbk PT	101,000	30,255
Astra International Tbk PT	679,000	312,608
Bank Central Asia Tbk PT	360,900	538,979
Bank Danamon Indonesia Tbk PT	200,286	89,164
Bank Mandiri Persero Tbk PT	715,674	342,399
Bank Negara Indonesia Persero Tbk PT	276,500	135,861
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	381,737
Berlian Laju Tanker Tbk PT (B)(E)	128,000	0
Bumi Serpong Damai Tbk PT (B)	429,500	46,859
Charoen Pokphand Indonesia Tbk PT	276,000	70,828
Gudang Garam Tbk PT	26,000	121,825
Hanjaya Mandala Sampoerna Tbk PT	362,500	90,334
Indah Kiat Pulp & Paper Corp. Tbk PT	97,300	126,170
Indocement Tunggal Prakarsa Tbk PT	53,500	50,874
Indofood CBP Sukses Makmur Tbk PT	114,400	70,682
Indofood Sukses Makmur Tbk PT	147,500	68,427
Jasa Marga Persero Tbk PT	123,300	35,917
Kalbe Farma Tbk PT	855,000	72,724
Matahari Department Store Tbk PT	88,500	54,202
Pakuwon Jati Tbk PT (B)	1,217,900	45,006
Perusahaan Gas Negara Persero Tbk PT	480,500	66,689
Semen Indonesia Persero Tbk PT	111,000	55,175
Surya Citra Media Tbk PT	339,000	48,614
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	506,112
Telekomunikasi Indonesia Persero Tbk
PT, ADR	358	9,312
Tower Bersama Infrastructure Tbk PT	115,900	40,344
Unilever Indonesia Tbk PT	66,500	213,703
United Tractors Tbk PT	55,279	121,720
		3,785,824
Ireland - 0.7%
AerCap Holdings NV (B)	5,178	280,389
AIB Group PLC	28,431	153,965
Bank of Ireland Group PLC	28,441	220,788
CRH PLC	30,535	1,074,049
DCC PLC	3,202	290,354
Irish Bank Resolution Corp., Ltd. (B)(E)	38,483	0
James Hardie Industries PLC	15,679	262,876
Kerry Group PLC, Class A	5,738	599,733
Paddy Power Betfair PLC	2,701	299,473
Ryanair Holdings PLC, ADR (B)	1,872	213,839
Shire PLC	32,749	1,845,039
Smurfit Kappa Group PLC	8,017	322,867
		5,563,372

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Isle of Man - 0.0%
GVC Holdings PLC	21,037	$290,899
Israel - 0.3%
Azrieli Group, Ltd.	1,424	70,781
Bank Hapoalim BM	35,772	242,507
Bank Leumi Le-Israel BM	54,437	322,108
Bezeq The Israeli Telecommunication
Corp., Ltd.	65,229	73,513
Check Point Software Technologies, Ltd. (B)	4,816	470,427
Elbit Systems, Ltd.	787	92,661
Frutarom Industries, Ltd.	1,283	126,183
Israel Chemicals, Ltd.	16,931	77,571
Mizrahi Tefahot Bank, Ltd.	5,543	101,978
Nice, Ltd. (B)	1,954	202,232
Teva Pharmaceutical Industries, Ltd.	33,126	802,062
		2,582,023
Italy - 1.4%
Assicurazioni Generali SpA	44,210	739,102
Atlantia SpA	15,943	470,035
Davide Campari-Milano SpA	20,278	166,441
Enel SpA	289,660	1,605,061
Eni SpA	90,809	1,683,726
Ferrari NV (A)	4,346	587,446
Intesa Sanpaolo SpA	480,613	1,390,545
Leonardo SpA	15,427	151,839
Luxottica Group SpA	5,802	373,567
Mediobanca Banca di Credito Finanziario SpA	22,013	203,621
Moncler SpA	6,366	288,858
Pirelli & C. SpA (B)(C)	14,232	118,513
Poste Italiane SpA (C)	17,531	146,325
Prysmian SpA	7,382	183,168
Recordati SpA	3,480	137,896
Snam SpA	82,228	342,678
Telecom Italia SpA (B)	424,333	314,381
Terna Rete Elettrica Nazionale SpA (A)	57,188	308,854
UniCredit SpA	71,728	1,188,851
		10,400,907
Japan - 16.0%
ABC-Mart, Inc.	1,400	76,521
Acom Company, Ltd.	18,200	69,870
Aeon Company, Ltd.	22,200	474,908
AEON Financial Service Company, Ltd.	4,800	102,307
Aeon Mall Company, Ltd.	3,300	59,199
Air Water, Inc.	5,000	91,697
Aisin Seiki Company, Ltd.	6,200	282,302
Ajinomoto Company, Inc.	16,300	308,544
Alfresa Holdings Corp.	7,400	173,769
Alps Electric Company, Ltd.	7,400	190,050
Amada Holdings Company, Ltd.	12,000	115,168
ANA Holdings, Inc.	4,600	168,786
Aozora Bank, Ltd.	3,900	148,011
Asahi Glass Company, Ltd.	7,200	280,051
Asahi Group Holdings, Ltd.	12,900	661,611
Asahi Kasei Corp.	46,400	588,419
Asics Corp.	5,900	99,599
Astellas Pharma, Inc.	70,100	1,066,823
Bandai Namco Holdings, Inc.	7,499	308,895
Benesse Holdings, Inc.	2,400	85,109
Bridgestone Corp.	21,800	851,570
Brother Industries, Ltd.	8,700	171,399
Calbee, Inc.	2,500	94,044
Canon, Inc. (A)	35,700	1,170,658
Casio Computer Company, Ltd.	6,700	108,815
Central Japan Railway Company	5,200	1,076,553
Chubu Electric Power Company, Inc.	21,700	325,378

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chugai Pharmaceutical Company, Ltd.	8,200	$429,357
Coca-Cola Bottlers Japan Holdings, Inc.	4,700	188,045
Concordia Financial Group, Ltd.	39,100	198,699
Credit Saison Company, Ltd.	5,000	78,555
CyberAgent, Inc.	3,600	215,904
CYBERDYNE, Inc. (A)(B)	3,600	42,089
Dai Nippon Printing Company, Ltd.	10,000	223,467
Daicel Corp.	10,034	110,844
Daifuku Company, Ltd.	3,500	152,921
Dai-ichi Life Holdings, Inc.	39,400	701,227
Daiichi Sankyo Company, Ltd.	20,200	771,710
Daikin Industries, Ltd.	9,000	1,075,618
Daito Trust Construction Company, Ltd.	2,500	406,684
Daiwa House Industry Company, Ltd.	20,200	687,241
Daiwa House REIT Investment Corp.	61	144,873
Daiwa Securities Group, Inc.	59,900	347,172
DeNA Company, Ltd.	3,500	65,540
Denso Corp.	15,600	761,190
Dentsu, Inc.	7,600	359,768
Disco Corp.	1,000	170,243
Don Quijote Holdings Company, Ltd.	4,500	215,994
East Japan Railway Company	11,000	1,053,419
Eisai Company, Ltd.	9,000	633,511
Electric Power Development Company, Ltd.	4,600	118,727
FamilyMart UNY Holdings Company, Ltd.	2,700	284,322
FANUC Corp.	6,900	1,367,662
Fast Retailing Company, Ltd.	1,900	870,838
Fuji Electric Company, Ltd.	23,000	174,711
FUJIFILM Holdings Corp.	13,800	538,237
Fujitsu, Ltd.	69,000	417,555
Fukuoka Financial Group, Inc.	29,000	145,531
Hakuhodo DY Holdings, Inc.	9,300	149,115
Hamamatsu Photonics KK	5,400	231,808
Hankyu Hanshin Holdings, Inc.	8,400	337,420
Hikari Tsushin, Inc.	700	122,849
Hino Motors, Ltd.	10,000	106,633
Hirose Electric Company, Ltd.	1,223	151,254
Hisamitsu Pharmaceutical Company, Inc.	2,000	168,521
Hitachi Chemical Company, Ltd.	3,700	74,487
Hitachi Construction Machinery
Company, Ltd.	4,100	132,922
Hitachi High-Technologies Corp.	2,800	113,905
Hitachi Metals, Ltd.	9,000	93,319
Hitachi, Ltd.	173,000	1,218,782
Honda Motor Company, Ltd.	58,100	1,703,549
Hoshizaki Corp.	1,900	192,019
Hoya Corp.	13,700	777,187
Hulic Company, Ltd.	12,500	133,414
Idemitsu Kosan Company, Ltd.	5,400	192,033
IHI Corp.	5,700	198,269
Iida Group Holdings Company, Ltd.	5,000	96,258
Inpex Corp.	35,500	368,699
Isetan Mitsukoshi Holdings, Ltd.	12,219	152,443
Isuzu Motors, Ltd.	21,000	278,401
ITOCHU Corp.	50,400	911,526
J Front Retailing Company, Ltd.	9,000	136,719
Japan Airlines Company, Ltd.	4,000	141,724
Japan Airport Terminal Company, Ltd.	1,500	70,151
Japan Exchange Group, Inc.	19,600	363,544
Japan Post Bank Company, Ltd.	14,000	162,772
Japan Post Holdings Company, Ltd.	56,400	617,229
Japan Prime Realty Investment Corp.	28	101,721
Japan Real Estate Investment Corp.	42	222,181
Japan Retail Fund Investment Corp.	93	167,758
Japan Tobacco, Inc. (A)	39,800	1,112,267

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JFE Holdings, Inc.	18,300	$345,645
JGC Corp.	7,000	140,805
JSR Corp.	6,500	110,463
JTEKT Corp.	7,300	99,086
JXTG Holdings, Inc.	114,111	791,677
Kajima Corp.	33,000	254,980
Kakaku.com, Inc.	5,000	112,590
Kamigumi Company, Ltd.	4,500	93,401
Kaneka Corp.	10,829	96,981
Kansai Paint Company, Ltd.	7,000	145,267
Kao Corp.	17,700	1,349,122
Kawasaki Heavy Industries, Ltd.	5,000	147,053
KDDI Corp.	64,700	1,769,216
Keihan Holdings Company, Ltd.	3,400	121,903
Keikyu Corp.	8,900	145,777
Keio Corp.	4,000	193,281
Keisei Electric Railway Company, Ltd.	4,800	164,651
Keyence Corp.	3,498	1,972,923
Kikkoman Corp.	5,000	252,443
Kintetsu Group Holdings Company, Ltd.	6,200	252,807
Kirin Holdings Company, Ltd.	29,300	785,383
Kobayashi Pharmaceutical Company, Ltd.	1,800	155,368
Kobe Steel, Ltd.	10,500	95,955
Koito Manufacturing Company, Ltd.	4,000	264,212
Komatsu, Ltd.	33,200	945,157
Konami Holdings Corp.	3,700	188,003
Konica Minolta, Inc.	19,200	178,067
Kose Corp.	1,200	258,113
Kubota Corp.	35,200	552,462
Kuraray Company, Ltd.	12,900	177,419
Kurita Water Industries, Ltd.	3,500	99,688
Kyocera Corp.	11,800	663,608
Kyowa Hakko Kirin Company, Ltd.	9,473	190,675
Kyushu Electric Power Company, Inc.	15,600	174,185
Kyushu Railway Company	5,700	174,281
Lawson, Inc.	1,900	118,659
LINE Corp. (B)	2,000	82,574
Lion Corp.	8,000	146,386
LIXIL Group Corp.	10,300	205,850
M3, Inc.	7,400	294,285
Mabuchi Motor Company, Ltd.	1,600	75,940
Makita Corp.	7,800	348,918
Marubeni Corp.	57,400	437,008
Marui Group Company, Ltd. (A)	7,600	159,867
Maruichi Steel Tube, Ltd.	2,300	77,943
Mazda Motor Corp.	20,300	249,012
McDonald’s Holdings Company
Japan, Ltd. (A)	2,600	132,584
Mebuki Financial Group, Inc.	29,510	98,988
Medipal Holdings Corp.	5,490	110,279
MEIJI Holdings Company, Ltd.	4,500	380,044
MINEBEA MITSUMI, Inc.	13,900	234,240
MISUMI Group, Inc.	10,700	311,315
Mitsubishi Chemical Holdings Corp.	45,700	381,631
Mitsubishi Corp.	48,100	1,333,768
Mitsubishi Electric Corp.	65,100	863,741
Mitsubishi Estate Company, Ltd.	42,200	736,681
Mitsubishi Gas Chemical Company, Inc.	5,814	131,383
Mitsubishi Heavy Industries, Ltd.	10,800	392,595
Mitsubishi Materials Corp.	3,900	106,997
Mitsubishi Motors Corp.	24,700	196,891
Mitsubishi Tanabe Pharma Corp.	8,800	151,933
Mitsubishi UFJ Financial Group, Inc.	427,000	2,418,906
Mitsubishi UFJ Lease & Finance
Company, Ltd.	17,600	107,895

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui & Company, Ltd.	61,500	$1,024,116
Mitsui Chemicals, Inc.	6,800	180,735
Mitsui Fudosan Company, Ltd.	32,300	778,051
Mitsui OSK Lines, Ltd.	4,700	113,027
Mizuho Financial Group, Inc.	860,700	1,449,837
MS&AD Insurance Group Holdings, Inc.	17,100	531,102
Murata Manufacturing Company, Ltd.	6,400	1,074,409
Nabtesco Corp.	3,900	119,827
Nagoya Railroad Company, Ltd.	6,000	154,768
NEC Corp.	9,500	260,337
Nexon Company, Ltd. (B)	13,800	200,229
NGK Insulators, Ltd.	9,000	159,913
NGK Spark Plug Company, Ltd.	6,300	179,101
NH Foods, Ltd.	3,119	126,090
Nidec Corp.	8,000	1,196,717
Nikon Corp. (A)	12,400	197,066
Nintendo Company, Ltd.	4,000	1,305,717
Nippon Building Fund, Inc.	48	276,877
Nippon Electric Glass Company, Ltd.	2,800	77,616
Nippon Express Company, Ltd.	2,900	210,141
Nippon Paint Holdings Company, Ltd.	5,200	223,627
Nippon Prologis REIT, Inc.	60	124,525
Nippon Steel & Sumitomo Metal Corp.	26,500	519,589
Nippon Telegraph & Telephone Corp.	25,100	1,140,243
Nippon Yusen KK	5,500	108,965
Nissan Chemical Industries, Ltd.	4,100	190,986
Nissan Motor Company, Ltd.	83,900	816,363
Nisshin Seifun Group, Inc.	7,400	156,799
Nissin Foods Holdings Company, Ltd.	2,200	159,400
Nitori Holdings Company, Ltd.	2,900	451,177
Nitto Denko Corp.	5,800	437,885
NOK Corp.	3,500	67,601
Nomura Holdings, Inc.	123,700	598,591
Nomura Real Estate Holdings, Inc.	4,500	99,634
Nomura Real Estate Master Fund, Inc.	151	213,282
Nomura Research Institute, Ltd.	4,082	197,492
NSK, Ltd.	13,215	136,020
NTT Data Corp.	22,500	258,816
NTT DOCOMO, Inc.	48,600	1,238,443
Obayashi Corp.	22,000	228,435
Obic Company, Ltd.	2,200	181,757
Odakyu Electric Railway Company, Ltd.	10,900	233,761
Oji Holdings Corp.	30,000	185,910
Olympus Corp.	10,200	381,558
Omron Corp.	7,100	330,745
Ono Pharmaceutical Company, Ltd.	14,500	339,457
Oracle Corp. Japan	1,500	122,258
Oriental Land Company, Ltd.	7,100	744,411
ORIX Corp.	47,800	753,429
Osaka Gas Company, Ltd.	13,800	285,742
Otsuka Corp.	3,800	148,760
Otsuka Holdings Company, Ltd.	13,900	672,381
Panasonic Corp.	79,100	1,066,618
Park24 Company, Ltd.	3,300	89,745
Persol Holdings Company, Ltd.	6,200	138,076
Pola Orbis Holdings, Inc.	3,200	140,626
Rakuten, Inc.	32,500	219,364
Recruit Holdings Company, Ltd.	39,700	1,096,461
Renesas Electronics Corp. (B)	26,000	254,171
Resona Holdings, Inc.	78,000	415,723
Ricoh Company, Ltd.	24,000	219,786
Rinnai Corp.	1,200	105,758
Rohm Company, Ltd.	3,400	284,119
Ryohin Keikaku Company, Ltd.	900	316,191
Sankyo Company, Ltd.	1,900	74,299

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Santen Pharmaceutical Company, Ltd.	14,000	$243,550
SBI Holdings, Inc.	8,013	205,456
Secom Company, Ltd.	7,400	567,461
Sega Sammy Holdings, Inc.	6,900	118,097
Seibu Holdings, Inc.	9,100	153,241
Seiko Epson Corp.	9,400	163,197
Sekisui Chemical Company, Ltd.	13,400	227,942
Sekisui House, Ltd.	22,200	392,371
Seven & i Holdings Company, Ltd.	27,400	1,195,070
Seven Bank, Ltd.	20,400	62,293
Sharp Corp. (A)	5,400	131,342
Shimadzu Corp.	8,000	241,368
Shimamura Company, Ltd.	700	61,543
Shimano, Inc.	2,600	381,536
Shimizu Corp.	20,000	207,001
Shin-Etsu Chemical Company, Ltd.	13,100	1,164,177
Shinsei Bank, Ltd.	6,900	105,869
Shionogi & Company, Ltd.	10,300	528,533
Shiseido Company, Ltd.	13,600	1,079,241
Showa Shell Sekiyu KK	6,845	101,983
SMC Corp.	2,000	732,182
SoftBank Group Corp.	29,800	2,127,963
Sohgo Security Services Company, Ltd.	2,900	136,438
Sompo Holdings, Inc.	11,900	480,165
Sony Corp.	45,400	2,325,132
Sony Financial Holdings, Inc.	5,800	110,508
Stanley Electric Company, Ltd.	5,300	180,465
Start Today Company, Ltd.	7,300	264,118
Subaru Corp.	22,300	648,596
SUMCO Corp. (A)	8,200	164,692
Sumitomo Chemical Company, Ltd.	56,000	316,715
Sumitomo Corp.	40,200	659,273
Sumitomo Dainippon Pharma Company, Ltd.	6,600	139,497
Sumitomo Electric Industries, Ltd.	26,500	394,125
Sumitomo Heavy Industries, Ltd.	4,002	134,840
Sumitomo Metal Mining Company, Ltd.	8,500	324,417
Sumitomo Mitsui Financial Group, Inc.	48,000	1,872,288
Sumitomo Mitsui Trust Holdings, Inc.	11,700	461,607
Sumitomo Realty & Development
Company, Ltd.	13,000	478,725
Sumitomo Rubber Industries, Ltd.	7,100	112,542
Sundrug Company, Ltd.	2,400	97,228
Suntory Beverage & Food, Ltd.	5,000	213,763
Suruga Bank, Ltd.	6,000	53,444
Suzuken Company, Ltd.	2,640	111,644
Suzuki Motor Corp.	12,600	694,362
Sysmex Corp.	5,600	521,778
T&D Holdings, Inc.	18,800	281,964
Taiheiyo Cement Corp.	4,200	138,165
Taisei Corp.	7,400	407,514
Taisho Pharmaceutical Holdings
Company, Ltd.	1,200	140,380
Taiyo Nippon Sanso Corp.	4,600	65,850
Takashimaya Company, Ltd.	11,181	95,658
Takeda Pharmaceutical Company, Ltd.	25,700	1,081,150
TDK Corp.	4,700	478,567
Teijin, Ltd.	6,400	117,233
Terumo Corp.	10,900	624,002
The Bank of Kyoto, Ltd.	1,900	87,726
The Chiba Bank, Ltd.	21,600	152,343
The Chugoku Electric Power Company, Inc.	8,600	111,096
The Kansai Electric Power Company, Inc.	24,500	357,310
The Shizuoka Bank, Ltd.	17,000	152,852
The Yokohama Rubber Company, Ltd.	5,000	103,711
THK Company, Ltd.	4,000	114,207

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tobu Railway Company, Ltd.	6,400	$195,597
Toho Company, Ltd.	4,567	152,967
Toho Gas Company, Ltd.	2,800	96,998
Tohoku Electric Power Company, Inc.	16,600	202,821
Tokio Marine Holdings, Inc.	24,100	1,127,476
Tokyo Electric Power Company
Holdings, Inc. (B)	51,500	239,761
Tokyo Electron, Ltd.	5,600	961,259
Tokyo Gas Company, Ltd.	13,900	369,077
Tokyo Tatemono Company, Ltd.	7,500	102,875
Tokyu Corp.	18,900	325,234
Tokyu Fudosan Holdings Corp.	19,300	136,142
Toppan Printing Company, Ltd.	20,000	156,461
Toray Industries, Inc.	49,500	390,697
Toshiba Corp. (B)	236,000	708,484
Tosoh Corp.	9,300	143,798
TOTO, Ltd.	5,400	249,943
Toyo Seikan Group Holdings, Ltd.	4,800	84,239
Toyo Suisan Kaisha, Ltd.	3,600	128,443
Toyoda Gosei Company, Ltd.	2,466	62,414
Toyota Industries Corp.	5,200	291,074
Toyota Motor Corp.	81,280	5,256,295
Toyota Tsusho Corp.	7,900	263,992
Trend Micro, Inc.	4,000	227,709
Tsuruha Holdings, Inc.	1,200	150,305
Unicharm Corp.	14,600	438,938
United Urban Investment Corp.	114	177,146
USS Company, Ltd.	7,770	147,728
West Japan Railway Company	5,900	434,384
Yahoo Japan Corp. (A)	52,400	173,594
Yakult Honsha Company, Ltd.	4,143	277,005
Yamada Denki Company, Ltd. (A)	26,100	129,651
Yamaguchi Financial Group, Inc.	7,000	78,747
Yamaha Corp.	4,900	254,299
Yamaha Motor Company, Ltd.	10,100	253,548
Yamato Holdings Company, Ltd.	11,000	323,759
Yamazaki Baking Company, Ltd.	4,000	104,882
Yaskawa Electric Corp. (A)	9,000	316,936
Yokogawa Electric Corp.	7,686	136,481
		123,504,869
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,371	259,457
Luxembourg - 0.2%
ArcelorMittal	24,275	708,243
Eurofins Scientific SE (A)	430	238,483
Millicom International Cellular SA	2,582	151,750
Reinet Investments SCA (B)	5,229	92,202
RTL Group SA	1,422	96,365
SES SA	12,937	236,485
Tenaris SA (A)	16,418	299,629
		1,823,157
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	83,037
Sands China, Ltd.	89,600	477,692
Wynn Macau, Ltd.	61,415	196,813
		757,542
Malaysia - 0.6%
AirAsia Group BHD	21,700	16,083
Alliance Bank Malaysia BHD	53,600	53,636
AMMB Holdings BHD	59,087	54,815
Astro Malaysia Holdings BHD	78,000	30,661
Axiata Group BHD	99,226	93,373
British American Tobacco Malaysia BHD	4,300	37,043
CIMB Group Holdings BHD	174,295	234,991

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Dialog Group BHD	166,000	$126,769
DiGi.Com BHD	110,800	113,879
Felda Global Ventures Holdings BHD	39,000	14,571
Gamuda BHD	72,333	58,470
Genting BHD	72,900	151,659
Genting Malaysia BHD	105,700	127,638
Genting Plantations BHD	15,000	35,004
HAP Seng Consolidated BHD	30,200	73,279
Hartalega Holdings BHD	60,200	89,320
Hong Leong Bank BHD	23,269	104,907
Hong Leong Financial Group BHD	6,104	27,199
IHH Healthcare BHD	108,100	163,392
IJM Corp. BHD	87,420	38,753
IOI Corp. BHD	114,466	128,837
IOI Properties Group BHD	83,462	33,046
Kuala Lumpur Kepong BHD	17,150	102,627
Malayan Banking BHD	157,124	349,947
Malaysia Airports Holdings BHD	34,427	74,999
Maxis BHD	67,200	90,909
MISC BHD	26,280	38,501
Nestle Malaysia BHD	2,800	102,174
Petronas Chemicals Group BHD	99,800	207,882
Petronas Dagangan BHD	12,200	74,968
Petronas Gas BHD	21,200	90,640
PPB Group BHD	17,700	86,159
Press Metal Aluminium Holdings BHD	60,400	65,127
Public Bank BHD	97,378	563,323
RHB Bank BHD	29,167	39,344
Sime Darby BHD	108,224	65,582
Sime Darby Plantation BHD	108,224	142,357
Sime Darby Property BHD	108,224	32,059
Telekom Malaysia BHD	42,705	32,867
Tenaga Nasional BHD	124,350	450,819
UMW Holdings BHD	25,500	37,746
YTL Corp. BHD	156,867	43,889
		4,499,244
Mexico - 0.7%
Alfa SAB de CV, Class A	97,680	113,418
America Movil SAB de CV, Series L	1,160,032	968,433
Arca Continental SAB de CV	16,000	98,247
Banco Santander Mexico SA, B Shares	65,000	87,517
Cemex SAB de CV (B)	489,349	322,040
Coca-Cola Femsa SAB de CV, Series L	19,312	108,937
El Puerto de Liverpool SAB de CV, Series C1	7,600	48,626
Fibra Uno Administracion SA de CV	89,000	129,734
Fomento Economico Mexicano SAB de CV	68,120	598,666
Fresnillo PLC	9,037	136,185
Gruma SAB de CV, Class B (A)	5,900	72,059
Grupo Aeroportuario del Pacifico SAB de CV,
B Shares	14,000	129,918
Grupo Aeroportuario del Sureste SAB de CV,
B Shares	8,020	127,406
Grupo Bimbo SAB de CV, Series A (A)	47,784	93,137
Grupo Carso SAB de CV, Series A1	17,777	60,142
Grupo Financiero Banorte SAB de CV,
Series O (A)	87,962	517,224
Grupo Financiero Inbursa SAB de CV,
Series O	86,738	121,851
Grupo Mexico SAB de CV, Series B	136,866	387,920
Grupo Televisa SAB	87,126	330,469
Industrias Penoles SAB de CV	4,883	87,674
Infraestructura Energetica Nova SAB de CV	18,000	80,673
Kimberly-Clark de Mexico SAB de CV,
Class A	56,178	94,958
Mexichem SAB de CV	32,431	93,699

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Promotora y Operadora de Infraestructura
SAB de CV	9,800	$87,715
Wal-Mart de Mexico SAB de CV	186,488	492,224
		5,388,872
Netherlands - 3.3%
ABN AMRO Group NV (C)	15,368	397,445
Aegon NV (A)	67,432	402,611
Akzo Nobel NV	9,255	789,381
ASML Holding NV	14,584	2,885,956
EXOR NV	3,992	267,134
Heineken Holding NV	4,217	403,297
Heineken NV	9,190	920,734
ING Groep NV	139,163	1,997,621
Koninklijke Ahold Delhaize NV	46,490	1,110,071
Koninklijke DSM NV (A)	6,527	652,956
Koninklijke KPN NV	122,257	332,439
Koninklijke Philips NV	34,753	1,472,416
Koninklijke Vopak NV	2,830	130,440
NN Group NV (A)	11,415	462,952
NXP Semiconductors NV (B)	12,069	1,318,780
QIAGEN NV (B)	7,963	288,653
Randstad NV	4,395	257,966
Royal Dutch Shell PLC, A Shares	164,049	5,677,555
Royal Dutch Shell PLC, B Shares	133,535	4,782,284
Wolters Kluwer NV	10,629	597,103
		25,147,794
New Zealand - 0.1%
a2 Milk Company, Ltd. (B)	26,028	201,585
Auckland International Airport, Ltd.	34,832	159,820
Fisher & Paykel Healthcare Corp., Ltd.	19,921	200,745
Fletcher Building, Ltd.	29,269	137,351
Meridian Energy, Ltd.	43,320	91,503
Ryman Healthcare, Ltd.	12,940	104,815
Spark New Zealand, Ltd.	63,312	159,784
		1,055,603
Norway - 0.5%
Aker BP ASA	3,844	141,395
DNB ASA	34,358	669,055
Equinor ASA	42,262	1,117,515
Gjensidige Forsikring ASA	6,934	113,520
Marine Harvest ASA	12,838	255,257
Norsk Hydro ASA	44,388	264,963
Orkla ASA	27,353	239,308
Schibsted ASA, B Shares	3,056	86,212
Telenor ASA	26,027	533,046
Yara International ASA	6,981	288,819
		3,709,090
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	109,912
Credicorp, Ltd.	2,434	547,942
Southern Copper Corp.	2,874	134,704
		792,558
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	86,984
Aboitiz Power Corp.	72,200	47,024
Alliance Global Group, Inc. (B)	147,100	32,021
Ayala Corp.	8,920	153,760
Ayala Land, Inc.	253,800	180,199
Bank of the Philippine Islands	34,118	56,604
BDO Unibank, Inc.	77,140	181,375
Globe Telecom, Inc.	970	28,006
GT Capital Holdings, Inc.	3,100	52,868
JG Summit Holdings, Inc.	85,100	79,728

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Jollibee Foods Corp.	18,900	$93,186
Manila Electric Company	8,090	53,903
Megaworld Corp.	564,000	45,266
Metro Pacific Investments Corp.	509,100	43,890
Metropolitan Bank & Trust Company	58,091	79,845
PLDT, Inc.	3,730	89,299
Security Bank Corp.	15,170	56,731
SM Investments Corp.	8,302	136,194
SM Prime Holdings, Inc.	311,044	209,527
Universal Robina Corp.	30,280	68,540
		1,774,950
Poland - 0.3%
Alior Bank SA (B)	4,231	74,923
Bank Handlowy w Warszawie SA	1,164	21,978
Bank Millennium SA (B)	21,269	45,348
Bank Polska Kasa Opieki SA (A)	5,522	166,209
Bank Zachodni WBK SA	1,219	107,925
Boryszew SA (B)	2,380	4,034
CCC SA	1,215	66,843
CD Projekt SA (B)	2,349	100,735
Cyfrowy Polsat SA	6,360	39,155
Dino Polska SA (B)(C)	1,719	47,465
Grupa Azoty SA	1,565	17,964
Grupa Lotos SA	3,293	49,893
Jastrzebska Spolka Weglowa SA (B)	1,853	37,691
KGHM Polska Miedz SA	5,681	133,168
LPP SA	42	94,736
mBank SA	525	55,801
Orange Polska SA (B)	26,179	32,324
PGE Polska Grupa Energetyczna SA (B)	26,654	66,236
PLAY Communications SA (C)	4,003	27,287
Polski Koncern Naftowy ORLEN SA	11,432	256,043
Polskie Gornictwo Naftowe i
Gazownictwo SA	62,946	95,832
Powszechna Kasa Oszczednosci Bank
Polski SA	32,873	322,952
Powszechny Zaklad Ubezpieczen SA	23,000	238,453
		2,102,995
Portugal - 0.1%
EDP - Energias de Portugal SA (A)	84,624	335,409
Galp Energia SGPS SA	18,673	355,229
Jeronimo Martins SGPS SA	7,332	105,614
		796,252
Romania - 0.0%
NEPI Rockcastle PLC	12,881	114,630
Russia - 0.8%
Gazprom PJSC, ADR	251,662	1,109,829
Gazprom PJSC, ADR	3,680	16,126
LUKOIL PJSC, ADR	23,756	1,637,501
MMC Norilsk Nickel PJSC, ADR	39,185	706,506
Mobile TeleSystems PJSC, ADR	20,264	178,931
Novatek PJSC, GDR	3,057	451,861
Rosneft Oil Company PJSC, GDR	9,131	56,579
Rosneft Oil Company PJSC, GDR	30,000	185,891
Sberbank of Russia PJSC, ADR	40,000	574,200
Sberbank of Russia PJSC, ADR	34,900	502,104
Severstal PJSC, GDR	4,250	61,893
Surgutneftegas OJSC, ADR	22,274	109,811
Surgutneftegas OJSC, ADR	23,070	102,380
Tatneft PJSC, ADR	7,986	511,903
VTB Bank PJSC, GDR	50,760	77,175
		6,282,690

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore - 0.9%
Ascendas Real Estate Investment Trust	97,931	$189,648
CapitaLand Commercial Trust	82,786	100,810
CapitaLand Mall Trust	90,402	137,415
CapitaLand, Ltd.	89,999	208,303
City Developments, Ltd.	16,600	132,965
ComfortDelGro Corp., Ltd.	90,200	155,233
DBS Group Holdings, Ltd.	64,118	1,246,904
Genting Singapore, Ltd.	226,200	202,542
Golden Agri-Resources, Ltd.	284,496	63,522
Jardine Cycle & Carriage, Ltd.	4,152	97,003
Keppel Corp., Ltd.	55,069	288,076
Oversea-Chinese Banking Corp., Ltd.	113,197	964,184
SATS, Ltd.	29,800	109,156
Sembcorp Industries, Ltd.	38,019	76,589
Singapore Airlines, Ltd.	23,140	181,220
Singapore Exchange, Ltd.	28,000	147,137
Singapore Press Holdings, Ltd.	59,500	113,387
Singapore Technologies Engineering, Ltd.	54,000	130,163
Singapore Telecommunications, Ltd.	294,940	665,915
Suntec Real Estate Investment Trust	103,300	130,980
United Overseas Bank, Ltd.	47,508	931,097
UOL Group, Ltd.	20,239	113,023
Venture Corp., Ltd.	9,700	126,731
Wilmar International, Ltd.	72,000	161,454
		6,673,457
South Africa - 1.6%
Anglo American Platinum, Ltd.	2,632	68,646
AngloGold Ashanti, Ltd.	14,430	118,301
Aspen Pharmacare Holdings, Ltd.	14,246	267,482
Barclays Africa Group, Ltd.	25,092	291,361
Bid Corp., Ltd.	11,078	221,826
Capitec Bank Holdings, Ltd.	1,337	84,233
Coronation Fund Managers, Ltd.	8,138	34,558
Discovery, Ltd.	16,606	178,225
Exxaro Resources, Ltd.	4,891	44,655
FirstRand, Ltd.	118,126	548,743
Fortress REIT, Ltd., Class A	32,243	36,102
Fortress REIT, Ltd., Class B	25,525	28,041
Gold Fields, Ltd.	29,492	104,367
Growthpoint Properties, Ltd.	87,221	169,398
Hyprop Investments, Ltd.	8,505	63,361
Imperial Holdings, Ltd.	6,917	98,664
Investec PLC	24,383	172,406
Investec, Ltd.	7,953	55,497
Kumba Iron Ore, Ltd.	2,928	62,668
Liberty Holdings, Ltd.	4,754	40,361
Life Healthcare Group Holdings, Ltd.	60,966	110,226
Mediclinic International PLC	9,103	63,179
MMI Holdings, Ltd.	19,936	25,686
Mondi, Ltd.	4,137	112,057
Mr. Price Group, Ltd.	8,969	147,195
MTN Group, Ltd.	59,164	464,982
Naspers, Ltd., N Shares	15,506	3,909,742
Nedbank Group, Ltd.	7,167	130,169
Netcare, Ltd.	36,217	72,613
Old Mutual, Ltd. (B)	182,601	360,995
Pick n Pay Stores, Ltd.	7,147	38,962
Pioneer Foods Group, Ltd.	6,354	51,788
PSG Group, Ltd.	4,220	66,382
Rand Merchant Investment Holdings, Ltd.	32,139	87,355
Redefine Properties, Ltd.	212,155	162,144
Remgro, Ltd.	20,519	304,884
Resilient REIT, Ltd.	9,826	40,214
RMB Holdings, Ltd.	31,391	172,716
Sanlam, Ltd.	47,254	240,081

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Sappi, Ltd.	26,810	$178,385
Sasol, Ltd.	19,396	705,371
Shoprite Holdings, Ltd.	16,492	264,346
Standard Bank Group, Ltd.	46,838	653,961
Telkom SA SOC, Ltd.	13,339	47,580
The Bidvest Group, Ltd.	11,166	159,897
The Foschini Group, Ltd.	7,014	88,793
The SPAR Group, Ltd.	5,706	77,077
Tiger Brands, Ltd.	6,286	151,818
Truworths International, Ltd.	19,528	109,183
Vodacom Group, Ltd.	19,298	172,495
Woolworths Holdings, Ltd.	33,746	136,065
		11,995,236
South Korea - 3.3%
Amorepacific Corp.	1,183	342,448
AMOREPACIFIC Group	770	85,355
BGF Company, Ltd.	3,285	31,799
BGF retail Company, Ltd.	279	48,812
BNK Financial Group, Inc.	8,021	67,209
Celltrion Healthcare Company, Ltd. (A)(B)	1,413	140,171
Celltrion, Inc. (A)(B)	2,955	802,830
Cheil Worldwide, Inc.	3,910	72,412
CJ CheilJedang Corp.	326	103,208
CJ Corp.	456	58,101
CJ E&M Corp.	972	100,010
CJ Logistics Corp. (B)	392	59,118
Coway Company, Ltd.	1,930	150,104
Daelim Industrial Company, Ltd.	877	60,246
Daewoo Engineering & Construction
Company, Ltd. (B)	2,130	11,225
DB Insurance Company, Ltd.	1,810	95,854
DGB Financial Group, Inc.	4,763	43,806
Doosan Bobcat, Inc.	1,853	53,209
Doosan Heavy Industries & Construction
Company, Ltd. (B)	2,030	28,526
E-MART, Inc.	817	186,442
GS Engineering & Construction Corp.	1,468	60,678
GS Holdings Corp.	2,038	99,428
Hana Financial Group, Inc.	9,912	380,628
Hankook Tire Company, Ltd.	3,008	113,656
Hanmi Pharm Company, Ltd.	219	82,655
Hanmi Science Company, Ltd.	688	39,876
Hanon Systems	9,450	89,891
Hanssem Company, Ltd.	370	34,821
Hanwha Chemical Corp.	4,418	86,594
Hanwha Corp.	2,040	57,715
Hanwha Life Insurance Company, Ltd.	8,120	38,595
HDC Hyundai Development Co-Engineering
& Construction (B)	1,376	66,547
Hotel Shilla Company, Ltd.	1,190	131,811
Hyosung Corp. (E)	1,033	124,201
Hyundai Department Store Company, Ltd.	494	51,211
Hyundai Engineering & Construction
Company, Ltd.	2,649	136,864
Hyundai Glovis Company, Ltd.	539	55,846
Hyundai Heavy Industries Company, Ltd. (B)	1,465	133,974
Hyundai Heavy Industries Holdings
Company, Ltd. (B)	744	235,846
Hyundai Marine & Fire Insurance
Company, Ltd.	2,650	80,244
Hyundai Mobis Company, Ltd.	2,332	443,549
Hyundai Motor Company	5,358	602,207
Hyundai Steel Company	2,875	135,623
Industrial Bank of Korea	7,080	97,646
ING Life Insurance Korea, Ltd. (C)	1,552	58,266

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Kakao Corp.	1,350	$138,638
Kangwon Land, Inc.	4,000	93,865
KB Financial Group, Inc.	10,980	516,848
KB Financial Group, Inc., ADR	2,772	128,843
KCC Corp.	196	57,689
KEPCO Plant Service & Engineering
Company, Ltd.	700	22,390
Kia Motors Corp.	8,934	246,842
Korea Aerospace Industries, Ltd. (B)	1,710	63,058
Korea Electric Power Corp.	6,370	182,706
Korea Electric Power Corp., ADR	4,277	61,332
Korea Gas Corp. (B)	1,166	67,022
Korea Investment Holdings Company, Ltd.	1,170	88,218
Korea Zinc Company, Ltd.	339	117,419
Korean Air Lines Company, Ltd.	1,349	34,178
KT Corp.	2,633	64,758
KT&G Corp.	4,323	415,375
Kumho Petrochemical Company, Ltd.	614	64,149
LG Chem, Ltd.	1,568	469,316
LG Corp.	3,654	236,229
LG Display Company, Ltd.	7,650	125,502
LG Display Company, Ltd., ADR	2,417	19,916
LG Electronics, Inc.	3,460	257,615
LG Household & Health Care, Ltd.	362	453,612
LG Innotek Company, Ltd.	650	84,295
Lotte Chemical Corp.	562	175,193
Lotte Corp. (B)	819	42,041
Lotte Shopping Company, Ltd.	366	69,011
Medy-Tox, Inc.	140	96,249
Mirae Asset Daewoo Company, Ltd.	13,812	105,545
NAVER Corp.	965	660,354
NCSoft Corp.	632	210,320
Netmarble Corp. (A)(C)	916	125,320
NH Investment & Securities Company, Ltd.	3,944	52,836
OCI Company, Ltd.	650	60,136
Orion Corp.	940	125,504
Pan Ocean Company, Ltd. (B)	11,652	50,979
POSCO	2,592	764,795
Posco Daewoo Corp.	1,626	31,224
S-1 Corp.	810	70,387
Samsung Biologics Company, Ltd. (B)(C)	550	205,861
Samsung C&T Corp.	2,732	285,660
Samsung Card Company, Ltd.	1,490	51,228
Samsung Electro-Mechanics Company, Ltd.	2,318	308,616
Samsung Electronics Company, Ltd.	171,900	7,200,819
Samsung Fire & Marine
Insurance Company, Ltd.	1,090	258,265
Samsung Heavy Industries Company, Ltd. (B)	15,521	99,389
Samsung Life Insurance Company, Ltd.	2,349	207,363
Samsung SDI Company, Ltd.	1,793	343,913
Samsung SDS Company, Ltd.	1,346	241,682
Samsung Securities Company, Ltd.	2,834	88,459
Shinhan Financial Group Company, Ltd.	14,125	546,894
Shinhan Financial Group Company, Ltd., ADR	350	13,468
Shinsegae, Inc.	197	70,851
SillaJen, Inc. (B)	1,857	121,894
SK Holdings Company, Ltd.	1,335	309,980
SK Hynix, Inc.	20,911	1,605,113
SK Innovation Company, Ltd.	2,274	411,886
SK Telecom Company, Ltd.	677	141,499
S-Oil Corp.	1,778	174,603
Woori Bank	16,990	247,810
Yuhan Corp.	385	75,118
		25,639,337

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain - 2.0%
ACS Actividades de Construccion y
Servicios SA	8,964	$361,661
Aena SME SA (C)	2,372	429,444
Amadeus IT Group SA	15,884	1,248,999
Banco Bilbao Vizcaya Argentaria SA	239,320	1,687,823
Banco de Sabadell SA	196,135	327,509
Banco Santander SA	571,804	3,055,992
Bankia SA	48,666	181,479
Bankinter SA	26,033	252,599
CaixaBank SA	126,097	542,758
Enagas SA	7,812	227,847
Endesa SA (A)	12,378	272,212
Ferrovial SA	18,485	378,252
Gas Natural SDG SA (A)	12,174	321,830
Grifols SA	10,824	324,426
Iberdrola SA	208,652	1,609,076
Industria de Diseno Textil SA	39,465	1,343,947
Mapfre SA	37,878	113,852
Red Electrica Corp. SA	15,612	317,174
Repsol SA	44,995	878,262
Siemens Gamesa Renewable Energy SA	9,848	131,640
Telefonica SA	168,167	1,427,309
		15,434,091
Sweden - 1.7%
Alfa Laval AB	10,314	243,492
Assa Abloy AB, B Shares	35,703	757,318
Atlas Copco AB, A Shares	24,463	708,462
Atlas Copco AB, B Shares	13,732	357,743
Boliden AB	10,826	349,393
Electrolux AB, Series B	9,396	213,229
Epiroc AB, Class A (B)	24,463	256,709
Epiroc AB, Class B (B)	13,732	125,718
Essity AB, Class B	21,740	534,838
Hennes & Mauritz AB, B Shares (A)	33,681	501,343
Hexagon AB, B Shares	9,164	509,218
Husqvarna AB, B Shares	18,793	177,784
ICA Gruppen AB (A)	2,659	81,348
Industrivarden AB, C Shares	6,375	122,975
Investor AB, B Shares	16,738	678,000
Kinnevik AB, B Shares	8,775	299,027
L E Lundbergforetagen AB, B Shares	2,546	77,928
Lundin Petroleum AB	6,165	195,678
Nordea Bank AB	110,405	1,059,070
Sandvik AB	41,495	732,842
Securitas AB, B Shares	10,739	176,099
Skandinaviska Enskilda Banken AB, Series A	53,076	502,331
Skanska AB, B Shares	13,244	239,726
SKF AB, B Shares	14,059	260,264
Svenska Handelsbanken AB, A Shares	54,342	601,862
Swedbank AB, A Shares	33,187	707,090
Swedish Match AB	6,740	333,102
Tele2 AB, B Shares	14,276	167,206
Telefonaktiebolaget LM Ericsson, B Shares	112,943	870,136
Telia Company AB	105,161	479,312
Volvo AB, B Shares	56,973	905,479
		13,224,722
Switzerland - 5.7%
ABB, Ltd.	66,335	1,447,027
Adecco Group AG	6,058	357,507
Baloise Holding AG	1,882	272,998
Barry Callebaut AG	81	145,145
Chocoladefabriken Lindt & Spruengli AG	4	303,872
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates	40	259,265

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Cie Financiere Richemont SA	18,989	$1,605,225
Clariant AG (B)	8,851	211,791
Coca-Cola HBC AG (B)	6,783	225,769
Credit Suisse Group AG (B)	88,484	1,323,108
Dufry AG (A)(B)	1,514	192,555
EMS-Chemie Holding AG	321	205,378
Ferguson PLC	8,820	713,606
Geberit AG	1,376	589,154
Givaudan SA	334	756,449
Glencore PLC (B)	411,419	1,953,329
Julius Baer Group, Ltd. (B)	8,299	486,085
Kuehne + Nagel International AG	2,065	310,001
LafargeHolcim, Ltd. (B)	9,914	482,041
LafargeHolcim, Ltd. (London Stock
Exchange) (B)	6,464	312,619
Lonza Group AG (B)	2,701	713,730
Nestle SA	112,168	8,693,115
Novartis AG	80,233	6,077,725
Pargesa Holding SA	1,634	138,303
Partners Group Holding AG (A)	648	473,718
Roche Holding AG	25,351	5,624,327
Schindler Holding AG	806	169,313
Schindler Holding AG,
Participation Certificates	1,486	319,049
SGS SA	193	512,839
Sika AG	4,800	663,214
Sonova Holding AG	2,002	358,125
STMicroelectronics NV	23,162	514,273
Straumann Holding AG	401	304,113
Swiss Life Holding AG (B)	1,182	409,860
Swiss Prime Site AG (B)	2,602	239,071
Swiss Re AG	11,628	1,015,228
Swisscom AG	962	429,373
Temenos AG (B)	2,143	322,278
The Swatch Group AG	2,152	185,818
The Swatch Group AG, Bearer Shares	1,149	543,915
UBS Group AG (B)	132,724	2,034,707
Vifor Pharma AG	1,821	290,474
Zurich Insurance Group AG	5,502	1,627,107
		43,812,599
Taiwan - 2.5%
Acer, Inc. (B)	58,018	47,312
Advantech Company, Ltd.	12,089	79,605
Airtac International Group	4,000	56,777
ASE Industrial Holding Company, Ltd.	111,338	261,469
Asia Cement Corp.	36,863	40,466
Asustek Computer, Inc.	24,952	227,702
AU Optronics Corp.	163,827	69,410
Catcher Technology Company, Ltd.	22,184	247,691
Cathay Financial Holding Company, Ltd.	259,901	457,790
Chailease Holding Company, Ltd.	34,000	111,190
Chang Hwa Commercial Bank, Ltd.	103,078	59,765
Cheng Shin Rubber Industry Company, Ltd.	43,680	65,700
China Airlines, Ltd. (B)	26,874	8,381
China Development Financial Holding Corp.	479,153	174,915
China Life Insurance Company, Ltd.	90,906	95,597
China Steel Corp.	363,388	282,286
Chunghwa Telecom Company, Ltd.	121,148	436,597
Compal Electronics, Inc.	79,764	50,186
CTBC Financial Holding Company, Ltd.	517,465	371,808
Delta Electronics, Inc.	70,866	254,008
E.Sun Financial Holding Company, Ltd.	262,457	182,740
Eclat Textile Company, Ltd.	6,259	74,337
Eva Airways Corp.	29,310	14,168
Evergreen Marine Corp. Taiwan, Ltd. (B)	9,897	4,214

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Far Eastern New Century Corp.	64,875	$61,429
Far EasTone Telecommunications
Company, Ltd.	45,159	116,653
First Financial Holding Company, Ltd.	360,287	243,254
Formosa Chemicals & Fibre Corp.	100,212	398,775
Formosa Petrochemical Corp.	43,720	175,399
Formosa Plastics Corp.	159,086	586,279
Formosa Taffeta Company, Ltd.	5,000	5,464
Foxconn Technology Company, Ltd.	15,513	37,932
Fubon Financial Holding Company, Ltd.	211,112	353,215
Globalwafers Company, Ltd.	9,000	149,004
Highwealth Construction Corp.	27,000	40,032
Hiwin Technologies Corp.	8,000	94,247
Hon Hai Precision Industry Company, Ltd.	585,460	1,595,418
Hotai Motor Company, Ltd.	9,000	79,218
HTC Corp. (B)	26,997	50,315
Hua Nan Financial Holdings Company, Ltd.	259,620	151,024
Innolux Corp.	297,841	106,845
Inventec Corp.	25,899	20,311
Largan Precision Company, Ltd.	3,143	461,730
Lite-On Technology Corp.	39,626	47,880
Macronix International (B)	63,000	89,340
MediaTek, Inc.	49,340	484,326
Mega Financial Holding Company, Ltd.	387,134	341,335
Micro-Star International Company, Ltd.	23,000	70,801
Nan Ya Plastics Corp.	148,992	425,545
Nanya Technology Corp.	37,000	100,435
Novatek Microelectronics Corp.	7,361	33,126
Pegatron Corp.	71,989	147,815
Pou Chen Corp.	36,641	42,514
Powertech Technology, Inc.	13,149	38,113
President Chain Store Corp.	21,496	243,580
Quanta Computer, Inc.	92,771	162,565
Realtek Semiconductor Corp.	5,999	21,797
Shin Kong Financial Holding Company, Ltd.	107,046	41,175
SinoPac Financial Holdings Company, Ltd.	149,767	53,978
Synnex Technology International Corp.	24,928	37,589
Taishin Financial Holding Company, Ltd.	299,557	141,365
Taiwan Cement Corp.	135,781	188,400
Taiwan Cooperative Financial Holding
Company, Ltd.	265,687	155,453
Taiwan Mobile Company, Ltd.	62,257	225,549
Taiwan Semiconductor
Manufacturing Company, Ltd.	870,227	6,179,551
Teco Electric & Machinery Company, Ltd.	16,000	12,008
Uni-President Enterprises Corp.	151,487	383,993
United Microelectronics Corp. (E)	455,313	255,117
Walsin Technology Corp.	11,000	150,165
Win Semiconductors Corp.	12,000	85,928
Winbond Electronics Corp.	102,000	64,974
Wistron Corp.	41,383	30,687
WPG Holdings, Ltd.	52,000	73,626
Ya Hsin Industrial Company, Ltd. (B)(E)	36,000	0
Yageo Corp.	8,000	294,026
Yuanta Financial Holdings Company, Ltd.	339,267	154,502
		19,177,916
Thailand - 0.5%
Advanced Info Service PCL	48,400	270,119
Airports of Thailand PCL	163,100	310,058
Bangkok Bank PCL	11,700	70,011
Banpu PCL	110,000	64,701
Bumrungrad Hospital PCL, NVDR	15,600	78,432
Charoen Pokphand Foods PCL	136,200	99,483
CP ALL PCL	184,600	409,127
Delta Electronics Thailand PCL	24,300	42,895

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Electricity Generating PCL	7,600	$51,321
Energy Absolute PCL	56,900	56,168
Glow Energy PCL	27,900	79,793
Home Product Center PCL	204,400	82,773
IRPC PCL	528,400	92,414
Kasikornbank PCL	45,000	271,217
Krung Thai Bank PCL	164,375	82,801
PTT Exploration & Production PCL	60,147	254,614
PTT Global Chemical PCL	87,373	192,331
PTT PCL	391,000	565,296
Robinson PCL (A)	28,700	48,544
Thai Oil PCL	46,900	109,946
Thai Union Group PCL	95,900	45,743
The Siam Cement PCL	12,000	149,154
The Siam Commercial Bank PCL	70,748	252,589
TMB Bank PCL	739,100	51,360
True Corp. PCL	448,802	71,695
		3,802,585
Turkey - 0.2%
Akbank Turk AS	77,143	126,082
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	41,721
Arcelik AS	6,139	20,372
Aselsan Elektronik Sanayi Ve Ticaret AS	7,013	35,259
BIM Birlesik Magazalar AS	8,214	119,958
Coca-Cola Icecek AS	2,884	21,222
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	62,402	27,633
Eregli Demir ve Celik Fabrikalari TAS	49,091	108,874
Ford Otomotiv Sanayi AS	4,572	60,843
Haci Omer Sabanci Holding AS	31,762	60,982
KOC Holding AS	25,423	78,555
Petkim Petrokimya Holding AS	23,669	24,931
TAV Havalimanlari Holding AS	4,656	22,789
Tofas Turk Otomobil Fabrikasi AS	4,383	22,938
Tupras Turkiye Petrol Rafinerileri AS	4,998	117,815
Turk Hava Yollari AO (B)	25,366	74,811
Turkcell Iletisim Hizmetleri AS	38,572	102,255
Turkiye Garanti Bankasi AS	86,216	157,271
Turkiye Halk Bankasi AS	25,911	41,807
Turkiye Is Bankasi AS, Class C	60,572	75,151
Turkiye Sise ve Cam Fabrikalari AS	43,843	40,361
Turkiye Vakiflar Bankasi TAO, Class D	22,351	23,847
Ulker Biskuvi Sanayi AS (B)	5,397	21,135
Yapi ve Kredi Bankasi AS (B)	69,591	37,452
		1,464,064
United Arab Emirates - 0.0%
NMC Health PLC	3,700	174,151
United Kingdom - 10.3%
3i Group PLC	35,391	418,998
Admiral Group PLC	7,852	197,339
Anglo American PLC	37,482	832,134
Ashtead Group PLC	18,549	552,377
Associated British Foods PLC	13,366	481,955
AstraZeneca PLC	45,458	3,144,199
Auto Trader Group PLC (C)	35,298	197,824
Aviva PLC	144,098	956,102
Babcock International Group PLC	8,659	93,036
BAE Systems PLC	116,949	994,920
Barclays PLC	619,208	1,530,516
Barratt Developments PLC	39,288	266,330
Berkeley Group Holdings PLC	4,863	242,240
BP PLC	714,394	5,435,473
British American Tobacco PLC	81,773	4,119,179
BT Group PLC	309,236	887,119

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Bunzl PLC	11,951	$360,933
Burberry Group PLC	14,913	423,835
Centrica PLC	211,090	438,303
CNH Industrial NV	37,712	398,371
Coca-Cola European Partners PLC	8,055	326,331
Compass Group PLC	57,299	1,221,363
ConvaTec Group PLC (C)	56,249	157,033
Croda International PLC	4,815	304,198
Diageo PLC	87,710	3,151,057
Direct Line Insurance Group PLC	53,358	240,787
easyJet PLC	5,884	129,447
Experian PLC	32,753	807,971
Fiat Chrysler Automobiles NV (B)	37,748	712,088
G4S PLC	56,956	200,623
GlaxoSmithKline PLC	177,881	3,586,245
Hammerson PLC	29,315	201,465
Hargreaves Lansdown PLC	10,194	264,246
HSBC Holdings PLC	713,439	6,666,618
Imperial Brands PLC	34,636	1,286,314
Informa PLC	40,000	439,683
InterContinental Hotels Group PLC	6,401	397,919
International Consolidated Airlines Group SA	27,874	243,926
Intertek Group PLC	5,765	433,473
ITV PLC	140,570	321,377
J Sainsbury PLC	60,381	255,518
John Wood Group PLC	26,926	222,355
Johnson Matthey PLC	7,039	335,172
Kingfisher PLC	80,383	314,346
Land Securities Group PLC	28,284	356,330
Legal & General Group PLC	215,482	753,720
Lloyds Banking Group PLC	2,589,556	2,148,600
London Stock Exchange Group PLC	11,565	680,825
Marks & Spencer Group PLC	58,909	228,830
Meggitt PLC	29,260	189,874
Melrose Industries PLC	172,341	482,221
Merlin Entertainments PLC (C)	24,601	125,433
Micro Focus International PLC	15,771	273,647
Mondi PLC	13,927	375,723
National Grid PLC	122,252	1,351,014
Next PLC	5,306	422,351
Pearson PLC	29,871	347,868
Persimmon PLC	11,028	367,339
Prudential PLC	93,030	2,120,740
Reckitt Benckiser Group PLC	24,266	1,993,810
RELX NV	34,121	725,374
RELX PLC	38,212	816,015
Rio Tinto PLC	42,842	2,361,385
Rio Tinto, Ltd.	15,081	931,784
Rolls-Royce Holdings PLC (B)	60,839	792,432
Rolls-Royce Holdings PLC, C Shares
Entitlement (B)	4,319,569	5,701
Royal Mail PLC	33,479	222,733
RSA Insurance Group PLC	36,841	329,480
Schroders PLC	4,962	205,907
Segro PLC	38,905	342,630
Severn Trent PLC	8,552	222,983
Sky PLC	38,349	738,556
Smith & Nephew PLC	32,491	598,494
Smiths Group PLC	14,281	319,001
SSE PLC	37,631	671,733
St. James’s Place PLC	20,193	304,674
Standard Chartered PLC	99,705	905,661
Standard Life Aberdeen PLC	97,304	416,671
Taylor Wimpey PLC	125,790	296,112
Tesco PLC	354,753	1,200,340

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
The British Land Company PLC	35,353	$312,767
The Royal Bank of Scotland Group PLC (B)	132,802	447,082
The Sage Group PLC	38,587	318,697
The Weir Group PLC	8,971	235,598
Travis Perkins PLC	9,089	170,316
Unilever NV	54,909	3,059,368
Unilever PLC	43,915	2,425,882
United Utilities Group PLC	26,451	265,919
Vodafone Group PLC	958,892	2,322,714
Whitbread PLC	6,969	363,276
Wm Morrison Supermarkets PLC	81,037	268,799
WPP PLC	46,027	723,156
		79,730,303
United States - 0.1%
Altice USA, Inc., Class A	7,339	125,203
Carnival PLC	6,668	381,109
Valeant Pharmaceuticals International, Inc. (B)	13,100	304,918
		811,230
TOTAL COMMON STOCKS (Cost $563,788,948)		$738,070,673

PREFERRED SECURITIES - 1.1%
Brazil - 0.5%
Banco Bradesco SA	116,821	810,807
Braskem SA, A Shares	4,100	53,697
Centrais Eletricas Brasileiras SA, B Shares (B)	4,300	15,033
Cia Brasileira de Distribuicao	4,938	99,238
Cia Energetica de Minas Gerais	31,260	58,878
Gerdau SA	36,200	129,921
Itau Unibanco Holding SA	113,326	1,179,532
Itausa - Investimentos Itau SA	159,924	378,791
Lojas Americanas SA	24,076	103,553
Petroleo Brasileiro SA	138,651	614,955
Telefonica Brasil SA	9,652	113,909
		3,558,314
Germany - 0.4%
Bayerische Motoren Werke AG	2,090	166,256
FUCHS PETROLUB SE	2,735	134,580
Henkel AG & Company KGaA	6,555	836,411
Porsche Automobil Holding SE	5,695	361,608
Sartorius AG	1,266	188,471
Schaeffler AG	5,570	72,294
Volkswagen AG	6,657	1,099,806
		2,859,426
Italy - 0.0%
Intesa Sanpaolo SpA	42,950	129,774
Telecom Italia SpA	233,394	151,888
		281,662
South Korea - 0.2%
Amorepacific Corp.	300	41,680
Hyundai Motor Company	705	52,017
Hyundai Motor Company, 2nd Preferred	1,197	97,429
LG Chem, Ltd.	162	29,275

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
South Korea (continued)
LG Household & Health Care, Ltd.	112	$73,381
Samsung Electronics Company, Ltd.	30,800	1,040,082
		1,333,864
TOTAL PREFERRED SECURITIES (Cost $7,529,513)		$8,033,266

RIGHTS - 0.0%
ACS Actividades de Construccion y Servicios
SA (Expiration Date: 7-9-18) (B)(F)	8,964	9,233
Intesa Sanpaolo SpA (Expiration
Date: 12-31-49; Strike Price: EUR 2.74) (B)	480,613	1
Repsol SA (Expiration Date: 7-9-18) (B)(F)	44,995	25,542
TOTAL RIGHTS (Cost $35,133)		$34,776

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral Trust,
2.0600% (G)(H)	2,291,097	22,919,447
TOTAL SECURITIES LENDING COLLATERAL
(Cost $22,920,624)		$22,919,447

SHORT-TERM INVESTMENTS - 1.4%
Money market funds - 1.4%
Fidelity Institutional Money Market
Government Portfolio, Institutional Class,
1.7571% (G)	11,076,013	11,076,013
TOTAL SHORT-TERM INVESTMENTS (Cost $11,076,013)		$11,076,013
Total Investments (International Equity Index Trust)
(Cost $605,350,231) - 101.2%		$780,134,175
Other assets and liabilities, net - (1.2%)		(9,171,585)
TOTAL NET ASSETS - 100.0%		$770,962,590

Currency Abbreviations

EUR	Euro

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 6-30-18.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI EAFE Index Futures	150	Long	Sep 2018	$15,105,648	$14,665,500	$(440,148)
Mini MSCI Emerging Markets Index Futures	142	Long	Sep 2018	8,115,808	7,549,430	(566,378)

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
MSCI Taiwan Index Futures	57	Long	Jul 2018	$2,209,776	$2,209,890	$114
						$(1,006,412)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.7%
Australia - 4.6%
Amcor, Ltd.	875,402	$9,327,136
Brambles, Ltd.	520,307	3,415,955
CSL, Ltd.	27,990	3,984,185
		16,727,276
Brazil - 3.3%
B3 SA - Brasil Bolsa Balcao	1,015,234	5,356,779
Banco Bradesco SA, ADR	629,222	4,316,463
Kroton Educacional SA	970,874	2,334,657
		12,007,899
Canada - 9.7%
Canadian National Railway Company	58,783	4,808,075
CGI Group, Inc., Class A (A)	196,612	12,459,397
Fairfax Financial Holdings, Ltd.	3,031	1,698,411
Great-West Lifeco, Inc.	130,584	3,210,341
Nutrien, Ltd.	48,840	2,657,009
PrairieSky Royalty, Ltd.	252,404	4,982,226
Suncor Energy, Inc.	135,542	5,515,915
		35,331,374
China - 5.0%
Baidu, Inc., ADR (A)	19,187	4,662,436
Henan Shuanghui Investment & Development
Company Ltd., Class A	1,251,594	4,976,591
Kweichow Moutai Company, Ltd., Class A	47,770	5,261,087
Wuliangye Yibin Company Ltd., Class A	303,457	3,466,374
		18,366,488
Denmark - 1.7%
Carlsberg A/S, Class B	51,525	6,062,355
France - 7.6%
Essilor International Cie Generale
d’Optique SA	29,462	4,154,036
Pernod Ricard SA	38,376	6,263,156
Schneider Electric SE	95,893	7,975,119
Vinci SA	55,270	5,305,438
Vivendi SA	167,191	4,089,983
		27,787,732
Germany - 9.5%
Allianz SE	35,208	7,254,783
Deutsche Boerse AG	81,120	10,785,254
Deutsche Post AG	120,415	3,912,332
GEA Group AG	80,386	2,707,260
SAP SE	87,493	10,098,261
		34,757,890
Hong Kong - 3.4%
CK Hutchison Holdings, Ltd.	648,468	6,864,697
Galaxy Entertainment Group, Ltd.	722,000	5,565,503
		12,430,200
Italy - 2.5%
Intesa Sanpaolo SpA	1,666,697	4,822,212

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	447,702	$4,141,262
		8,963,474
Japan - 6.9%
Asahi Group Holdings, Ltd.	112,100	5,749,352
FANUC Corp.	22,400	4,439,945
Hoya Corp.	95,000	5,389,254
Japan Tobacco, Inc.	89,100	2,490,026
Kao Corp.	56,700	4,321,764
Keyence Corp.	5,000	2,820,073
		25,210,414
Mexico - 2.4%
Fomento Economico Mexicano SAB de
CV, ADR	98,150	8,616,589
Netherlands - 4.3%
ING Groep NV	310,940	4,463,401
Royal Dutch Shell PLC, B Shares	115,278	4,128,447
Wolters Kluwer NV	124,242	6,979,518
		15,571,366
Singapore - 1.7%
United Overseas Bank, Ltd.	321,400	6,299,033
South Korea - 3.7%
NAVER Corp.	13,001	8,896,646
Samsung Electronics Company, Ltd.	107,889	4,519,425
		13,416,071
Spain - 1.5%
Amadeus IT Group SA	67,100	5,276,244
Sweden - 2.6%
Investor AB, B Shares	232,293	9,409,404
Switzerland - 7.0%
Cie Financiere Richemont SA	68,052	5,752,740
Julius Baer Group, Ltd. (A)	101,991	5,973,763
Kuehne + Nagel International AG	25,636	3,848,515
Novartis AG	87,115	6,599,043
UBS Group AG (A)	215,681	3,306,468
		25,480,529
Taiwan - 2.3%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,155,000	8,201,747
Thailand - 0.8%
Kasikornbank PCL, NVDR	522,700	3,058,194
Turkey - 0.9%
Akbank Turk AS	1,996,091	3,262,409
United Kingdom - 11.3%
British American Tobacco PLC	116,321	5,859,477
Compass Group PLC	322,142	6,866,653
Informa PLC	508,120	5,585,291
Lloyds Banking Group PLC	6,136,758	5,091,774
Reckitt Benckiser Group PLC	72,590	5,964,339

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
RELX PLC	377,461	$8,060,660
Unilever NV	70,198	3,911,225
		41,339,419
United States - 4.0%
Broadcom, Inc.	43,199	10,481,805
Philip Morris International, Inc.	50,809	4,102,319
		14,584,124
TOTAL COMMON STOCKS (Cost $309,222,221)		$352,160,231

SHORT-TERM INVESTMENTS - 3.4%
Money market funds - 3.4%
JPMorgan U.S. Treasury Plus Money Market
Fund, Institutional Class, 1.7300% (B)	12,472,631	12,472,631
TOTAL SHORT-TERM INVESTMENTS (Cost $12,472,631)		$12,472,631
Total Investments (International Growth Stock Trust)
(Cost $321,694,852) - 100.1%		$364,632,862
Other assets and liabilities, net - (0.1%)		(276,430)
TOTAL NET ASSETS - 100.0%		$364,356,432

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-18.

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.6%
Australia - 6.7%
Accent Group, Ltd.	15,993	$19,535
Adelaide Brighton, Ltd. (A)	27,746	142,513
AED Oil, Ltd. (B)(C)	17,758	0
Ainsworth Game Technology, Ltd. (A)	10,192	7,847
Alkane Resources, Ltd. (A)(C)	4,753	812
ALS, Ltd.	19,191	106,988
Altium, Ltd.	5,149	85,578
AMA Group, Ltd. (A)	18,995	14,714
Amaysim Australia, Ltd. (A)	8,291	6,502
Ansell, Ltd.	6,123	123,017
AP Eagers, Ltd. (A)	6,106	38,513
APN Outdoor Group, Ltd.	9,078	42,134
Appen, Ltd.	6,311	62,336
ARB Corp., Ltd.	3,664	61,935
Ardent Leisure Group	37,760	55,034
ARQ Group, Ltd.	8,681	21,185
Asaleo Care, Ltd.	30,182	31,117
Atlas Arteria, Ltd.	20,766	98,792
AUB Group, Ltd.	4,308	43,284
Ausdrill, Ltd.	22,890	31,063
Austal, Ltd.	23,155	31,809
Australian Agricultural Company, Ltd. (A)(C)	28,065	26,105
Australian Pharmaceutical Industries, Ltd.	26,584	33,414
Auswide Bank, Ltd.	607	2,529
Automotive Holdings Group, Ltd. (A)	19,175	40,368
Aveo Group	28,401	51,061
Bapcor, Ltd.	13,468	65,217
Beach Energy, Ltd.	135,179	174,972
Bega Cheese, Ltd.	12,203	66,779
Bellamy’s Australia, Ltd. (C)	4,706	54,014
Blackmores, Ltd. (A)	719	75,641
Blue Sky Alternative Investments, Ltd.	2,049	2,583

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Bravura Solutions, Ltd.	11,064	$26,263
Breville Group, Ltd.	4,935	42,401
Brickworks, Ltd.	3,795	43,867
BWX, Ltd.	7,095	29,907
Cabcharge Australia, Ltd. (A)	9,047	16,049
Cardno, Ltd. (C)	15,086	14,853
Carnarvon Petroleum, Ltd. (C)	63,048	6,988
carsales.com, Ltd.	8,580	95,906
Cash Converters International, Ltd. (C)	14,501	3,317
Cedar Woods Properties, Ltd.	2,505	10,683
Cleanaway Waste Management, Ltd.	130,319	162,912
Clinuvel Pharmaceuticals, Ltd. (C)	2,335	19,056
Collins Foods, Ltd.	10,053	41,410
Cooper Energy, Ltd. (A)(C)	90,165	25,683
Corporate Travel Management, Ltd. (A)	3,726	75,173
Costa Group Holdings, Ltd.	11,326	69,011
Credit Corp. Group, Ltd.	2,881	38,511
CSG, Ltd. (C)	25,624	4,357
CSR, Ltd.	34,491	117,031
CuDeco, Ltd. (B)(C)	8,580	1,492
Data#3, Ltd.	9,073	10,756
Decmil Group, Ltd. (C)	2,109	1,514
Domain Holdings Australia, Ltd.	17,171	40,887
Domino’s Pizza Enterprises, Ltd.	1,223	47,233
Downer EDI, Ltd.	38,043	190,460
DuluxGroup, Ltd.	21,708	122,746
Eclipx Group, Ltd.	16,681	39,109
Elders, Ltd.	7,130	44,636
Energy Resources of Australia, Ltd. (A)(C)	12,909	3,769
Energy World Corp., Ltd. (C)	75,962	9,553
ERM Power, Ltd.	7,077	7,744
Estia Health, Ltd.	11,708	28,486
EVENT Hospitality and Entertainment, Ltd.	6,617	65,583
Fairfax Media, Ltd.	141,242	78,256
FAR, Ltd. (A)(C)	202,920	15,722
Finbar Group, Ltd.	8,370	5,846
Fleetwood Corp., Ltd.	5,216	8,757
FlexiGroup, Ltd.	20,305	33,336
Freedom Foods Group, Ltd.	6,442	32,033
G8 Education, Ltd. (A)	27,130	46,717
Galaxy Resources, Ltd. (A)(C)	30,280	67,771
Gateway Lifestyle	18,361	31,672
Genworth Mortgage Insurance Australia, Ltd.	18,245	34,684
Gold Road Resources, Ltd. (C)	68,792	37,806
GrainCorp, Ltd., Class A	13,614	77,294
Greencross, Ltd. (A)	8,132	26,950
GUD Holdings, Ltd.	6,093	63,809
GWA Group, Ltd.	22,398	56,258
Hansen Technologies, Ltd. (A)	11,735	27,326
Healthscope, Ltd.	14,856	24,241
HT&E, Ltd.	20,357	37,728
IDP Education, Ltd.	4,283	33,304
Iluka Resources, Ltd.	12,500	103,248
Imdex, Ltd. (C)	20,483	18,705
IMF Bentham, Ltd. (A)	11,295	24,978
Independence Group NL (A)	28,070	106,701
Infigen Energy (C)	77,417	37,808
Infomedia, Ltd.	15,337	10,883
Inghams Group, Ltd.	7,962	22,474
Integral Diagnostics, Ltd.	5,800	12,929
Integrated Research, Ltd.	3,367	7,749
International Ferro Metals, Ltd. (B)(C)	24,339	289
InvoCare, Ltd. (A)	6,652	67,557
IOOF Holdings, Ltd.	21,064	139,671
IPH, Ltd. (A)	5,872	19,308

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
IRESS, Ltd.	7,537	$67,180
iSelect, Ltd. (A)	10,270	6,197
iSentia Group, Ltd. (A)	3,943	2,056
IVE Group, Ltd.	11,452	19,390
Japara Healthcare, Ltd. (A)	17,906	23,889
JB Hi-Fi, Ltd. (A)	7,885	131,022
Karoon Gas Australia, Ltd. (C)	6,513	5,438
Kingsgate Consolidated, Ltd. (C)	11,120	2,315
Lifestyle Communities, Ltd.	3,310	14,338
Link Administration Holdings, Ltd.	19,628	106,388
Lovisa Holdings, Ltd.	3,846	33,261
MACA, Ltd.	18,596	16,463
Macmahon Holdings, Ltd. (C)	112,440	17,836
Magellan Financial Group, Ltd.	3,644	62,715
Mayne Pharma Group, Ltd. (C)	25,978	16,711
MC Mining, Ltd. (C)	1,423	381
McMillan Shakespeare, Ltd.	5,664	67,163
McPherson’s, Ltd.	7,978	10,063
Medusa Mining, Ltd. (C)	8,127	3,031
Mesoblast, Ltd. (A)(C)	10,212	11,128
Metals X, Ltd. (A)	35,107	20,779
Metcash, Ltd.	69,441	133,933
Mineral Resources, Ltd.	9,687	114,689
MMA Offshore, Ltd. (C)	46,658	8,813
Moelis Australia, Ltd.	3,830	16,945
Monadelphous Group, Ltd.	6,360	70,740
Monash IVF Group, Ltd.	13,183	10,531
Mortgage Choice, Ltd. (A)	6,422	6,706
Mount Gibson Iron, Ltd.	62,063	19,980
Myer Holdings, Ltd. (A)	63,302	17,306
MYOB Group, Ltd.	30,689	65,577
MyState, Ltd. (A)	4,190	15,529
Navigator Global Investments, Ltd.	10,160	40,128
Navitas, Ltd.	12,119	39,773
New Hope Corp., Ltd.	6,039	13,353
nib Holdings, Ltd.	27,049	114,578
Nick Scali, Ltd.	5,272	26,197
Nine Entertainment Company Holdings, Ltd.	56,425	103,468
Northern Star Resources, Ltd.	19,991	108,225
NRW Holdings, Ltd. (C)	36,145	45,316
Nufarm, Ltd.	16,312	106,912
OceanaGold Corp.	31,900	88,567
OFX Group, Ltd. (A)	14,134	18,221
oOh!media, Ltd.	9,463	34,636
oOh!media, Ltd. (C)	4,114	15,058
Orora, Ltd.	51,587	136,252
OZ Minerals, Ltd.	18,232	127,134
Pacific Current Group, Ltd.	1,644	7,982
Peet, Ltd.	13,800	13,483
Pendal Group, Ltd.	7,964	58,267
Perpetual, Ltd.	3,182	97,947
Perseus Mining, Ltd. (A)(C)	111,479	35,846
Platinum Asset Management, Ltd. (A)	12,679	53,862
PMP, Ltd. (C)	32,750	5,689
Premier Investments, Ltd.	6,565	81,931
Primary Health Care, Ltd.	37,790	97,445
Prime Media Group, Ltd.	17,812	3,827
Pro Medicus, Ltd.	1,780	10,567
Qube Holdings, Ltd. (A)	40,012	71,260
Quintis, Ltd. (A)(B)(C)	22,092	4,823
RCR Tomlinson, Ltd.	12,109	26,687
Regis Healthcare, Ltd.	9,267	22,472
Regis Resources, Ltd.	23,625	89,971
Resolute Mining, Ltd.	67,540	64,436
Retail Food Group, Ltd.	8,541	3,416

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Ridley Corp., Ltd.	19,156	$19,498
Sandfire Resources NL	12,595	85,282
Saracen Mineral Holdings, Ltd. (C)	53,338	87,138
SeaLink Travel Group, Ltd. (A)	6,360	20,852
Select Harvests, Ltd.	5,587	28,486
Senex Energy, Ltd. (C)	87,382	28,063
Servcorp, Ltd.	3,171	9,750
Service Stream, Ltd.	10,465	11,691
Seven Group Holdings, Ltd.	8,784	123,637
Seven West Media, Ltd.	85,038	52,781
SG Fleet Group, Ltd.	7,879	21,536
Sigma Healthcare, Ltd.	86,903	52,157
Silver Lake Resources, Ltd. (A)(C)	29,625	13,260
Sirtex Medical, Ltd.	4,444	103,297
SmartGroup Corp., Ltd.	4,591	39,644
Southern Cross Media Group, Ltd.	51,441	49,788
Spark Infrastructure Group	78,710	132,785
SpeedCast International, Ltd.	17,245	78,662
St. Barbara, Ltd.	33,049	118,849
Steadfast Group, Ltd.	46,542	96,725
Super Retail Group, Ltd. (A)	10,419	62,410
Superloop, Ltd. (A)	11,328	21,102
Syrah Resources, Ltd. (A)(C)	23,253	49,719
Tassal Group, Ltd.	13,458	41,103
Technology One, Ltd. (A)	12,347	38,804
The Reject Shop, Ltd.	2,561	10,752
Tiger Resources, Ltd. (B)(C)	92,816	3,366
Troy Resources, Ltd. (C)	15,555	1,674
Villa World, Ltd.	5,140	8,449
Village Roadshow, Ltd. (A)(C)	4,755	8,126
Virgin Australia Holdings, Ltd. (A)(C)	221,832	36,119
Virgin Australia Holdings, Ltd. (B)(C)	359,466	1,330
Virtus Health, Ltd.	8,064	34,312
Watpac, Ltd. (C)	11,170	5,819
Webjet, Ltd. (A)	7,830	77,824
Western Areas, Ltd.	18,795	49,513
Westgold Resources, Ltd. (C)	15,813	21,817
Whitehaven Coal, Ltd.	30,673	130,935
WiseTech Global, Ltd.	2,096	24,249
WorleyParsons, Ltd.	14,064	181,663
WPP AUNZ, Ltd.	25,254	18,862
		9,274,598
Austria - 1.4%
Agrana Beteiligungs AG	181	18,613
ams AG (C)	1,964	145,651
ANDRITZ AG	2,760	146,284
Austria Technologie & Systemtechnik AG	2,410	44,517
CA Immobilien Anlagen AG	4,952	164,948
DO & CO AG (A)	534	31,614
EVN AG	3,092	57,650
FACC AG (C)	1,116	20,728
Flughafen Wien AG	265	9,867
IMMOFINANZ AG (C)	3,164	75,195
Kapsch TrafficCom AG	191	8,610
Lenzing AG	504	60,669
Mayr Melnhof Karton AG	615	82,942
Oesterreichische Post AG	2,096	95,520
Palfinger AG	1,137	43,009
POLYTEC Holding AG	995	14,246
Porr AG (A)	648	21,793
Raiffeisen Bank International AG	4,214	129,114
Rhi Magnesita NV	1,684	101,155
Rosenbauer International AG	174	9,543
S IMMO AG	3,364	65,641
S&T AG (C)	555	14,219

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Austria (continued)
Schoeller-Bleckmann Oilfield Equipment
AG (A)	944	$113,301
Semperit AG Holding (A)(C)	822	15,242
Strabag SE	893	34,943
Telekom Austria AG (C)	7,836	65,265
UBM Development AG	411	19,562
UNIQA Insurance Group AG	10,314	94,758
Verbund AG	187	6,034
Vienna Insurance Group AG	2,457	66,837
Wienerberger AG	7,937	197,978
Zumtobel Group AG (A)	2,545	19,459
		1,994,907
Belgium - 1.5%
Ackermans & van Haaren NV	1,580	271,645
AGFA-Gevaert NV (C)	16,974	71,143
Banque Nationale de Belgique	12	38,105
Barco NV	827	100,940
Bekaert SA	2,225	72,093
Biocartis NV (C)(D)	906	12,881
bpost SA	4,236	66,861
Celyad SA (C)	493	14,577
Cie d’Entreprises CFE	416	51,422
Cie Immobiliere de Belgique SA	47	2,883
Deceuninck NV	7,720	23,559
D’ieteren SA	1,795	74,530
Econocom Group SA (C)	6,435	35,374
Elia System Operator SA	2,455	152,604
Euronav NV (A)	8,334	76,380
EVS Broadcast Equipment SA	811	18,577
Exmar NV (A)(C)	1,567	11,078
Fagron	2,409	41,084
Galapagos NV (C)	2,610	240,375
Gimv NV	1,153	70,210
Ion Beam Applications (C)	1,305	34,774
Kinepolis Group NV	758	47,991
Lotus Bakeries	13	36,268
Melexis NV	743	68,785
Nyrstar NV (A)(C)	5,514	29,475
Ontex Group NV (A)	3,927	86,067
Orange Belgium SA	2,358	39,740
Picanol	88	9,071
Recticel SA	2,296	26,043
Sioen Industries NV	374	11,835
Sipef SA (C)	420	29,205
Tessenderlo Group SA (C)	2,049	79,774
ThromboGenics NV (C)	1,612	13,256
Umicore SA	630	35,965
Van de Velde NV	377	13,679
Viohalco SA (C)	7,173	28,679
		2,036,928
Bermuda - 0.2%
Hiscox, Ltd.	14,061	282,190
Canada - 8.7%
5N Plus, Inc. (C)	3,515	8,957
Absolute Software Corp.	3,900	20,558
Advantage Oil & Gas, Ltd. (C)	11,500	35,953
Aecon Group, Inc.	5,700	67,031
Africa Oil Corp. (A)(C)	34,602	31,058
Ag Growth International, Inc. (A)	1,100	46,321
AGF Management, Ltd., Class B	4,298	22,754
AGT Food & Ingredients, Inc. (A)	1,218	14,194
Aimia, Inc. (A)(C)	6,977	12,313
AirBoss of America Corp. (A)	1,500	17,685
AKITA Drilling, Ltd., Class A	700	2,950

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Alamos Gold, Inc., Class A	23,618	$134,560
Alaris Royalty Corp. (A)	3,829	46,426
Alcanna, Inc.	1,500	10,429
Algoma Central Corp.	700	7,891
Alio Gold, Inc. (A)(C)	638	927
Altius Minerals Corp.	3,100	31,008
Altus Group, Ltd. (A)	2,018	44,991
Andrew Peller, Ltd., Class A	1,800	23,345
Asanko Gold, Inc. (A)(C)	6,600	7,129
Athabasca Oil Corp. (C)	42,135	57,691
ATS Automation Tooling Systems, Inc. (C)	7,747	115,146
AutoCanada, Inc.	1,985	25,684
B2Gold Corp. (C)	52,656	136,582
Badger Daylighting, Ltd. (A)	2,322	55,937
Baytex Energy Corp. (A)(C)	18,400	61,163
Bellatrix Exploration, Ltd. (A)(C)	1,979	1,987
Birch Mountain Resources, Ltd. (B)(C)	9,200	1
Birchcliff Energy, Ltd.	9,700	35,564
Bird Construction, Inc. (A)	4,995	27,584
Black Diamond Group, Ltd.	2,750	7,447
BlackPearl Resources, Inc. (C)	24,200	26,876
BMTC Group, Inc.	500	5,591
Bonavista Energy Corp. (A)	13,661	15,483
Bonterra Energy Corp. (A)	2,200	28,583
Boralex, Inc., Class A	4,277	68,515
Calfrac Well Services, Ltd. (A)(C)	6,414	27,224
Canaccord Genuity Group, Inc.	8,471	46,780
Canacol Energy, Ltd. (C)	7,565	24,514
Canadian Western Bank (A)	8,415	221,793
Canfor Corp. (C)	4,300	103,489
Canfor Pulp Products, Inc.	2,715	52,084
CanWel Building Materials Group, Ltd.	3,600	18,840
Capital Power Corp.	6,627	127,182
Capstone Mining Corp. (C)	29,467	22,638
Cardinal Energy, Ltd. (A)	5,530	23,262
Cascades, Inc.	6,623	59,295
Celestica, Inc. (C)	13,919	165,484
Centerra Gold, Inc. (C)	14,877	82,722
CES Energy Solutions Corp. (A)	13,646	46,606
China Gold International Resources Corp.,
Ltd. (A)(C)	18,050	31,304
Chinook Energy, Inc. (C)	3,544	539
Cineplex, Inc. (A)	3,000	66,588
Clearwater Seafoods, Inc. (A)	1,500	5,773
Cogeco, Inc.	445	19,673
Colliers International Group, Inc.	2,300	174,987
Computer Modelling Group, Ltd.	5,520	42,408
Continental Gold, Inc. (C)	6,884	19,846
Copper Mountain Mining Corp. (C)	8,800	8,300
Corby Spirit and Wine, Ltd.	700	11,011
Corridor Resources, Inc. (C)	4,930	2,363
Corus Entertainment, Inc., B Shares	11,806	44,542
Cott Corp.	12,507	207,205
Crew Energy, Inc. (C)	11,300	17,277
CRH Medical Corp. (C)	5,500	17,195
Delphi Energy Corp. (A)(C)	20,245	13,552
Denison Mines Corp. (A)(C)	33,028	16,079
Detour Gold Corp. (C)	5,063	45,521
DHX Media, Ltd. (A)	8,200	17,028
Dorel Industries, Inc., Class B	2,900	49,192
DREAM Unlimited Corp., Class A (C)	4,500	33,305
Dundee Precious Metals, Inc. (C)	14,687	35,079
ECN Capital Corp.	30,400	81,628
Eldorado Gold Corp. (C)	72,369	73,214
Endeavour Silver Corp. (A)(C)	10,900	34,243

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Enercare, Inc.	5,502	$75,249
Enerflex, Ltd.	6,400	68,837
Enerplus Corp. (A)	11,735	147,999
Enghouse Systems, Ltd.	1,100	64,235
Ensign Energy Services, Inc.	9,300	41,525
Entertainment One, Ltd.	14,412	69,700
Equitable Group, Inc. (A)	996	45,124
Essential Energy Services, Ltd. (A)(C)	7,268	3,151
Evertz Technologies, Ltd.	1,712	20,810
Exchange Income Corp. (A)	568	13,843
Exco Technologies, Ltd.	1,500	10,143
Extendicare, Inc. (A)	6,230	34,357
Fiera Capital Corp.	3,035	27,172
Firm Capital Mortgage Investment Corp.	1,100	11,028
First Majestic Silver Corp. (A)(C)	10,281	78,438
First Mining Gold Corp. (A)(C)	39,000	13,350
First National Financial Corp. (A)	700	15,186
FirstService Corp.	1,400	106,482
Fission Uranium Corp. (C)	19,500	9,938
Fortuna Silver Mines, Inc. (C)	16,967	96,538
Freehold Royalties, Ltd.	5,629	53,094
Gamehost, Inc.	100	907
Genworth MI Canada, Inc. (A)	2,488	80,962
Gibson Energy, Inc. (A)	7,398	98,648
Glacier Media, Inc. (C)	6,100	3,294
Gluskin Sheff + Associates, Inc. (A)	2,500	31,225
GMP Capital, Inc.	3,026	6,606
goeasy, Ltd. (A)	672	20,579
Golden Star Resources, Ltd. (C)	25,056	17,153
Gran Tierra Energy, Inc. (C)	34,066	117,902
Granite Oil Corp. (A)	1,167	2,699
Great Canadian Gaming Corp. (C)	4,100	145,176
Great Panther Silver, Ltd. (C)	14,100	16,410
Guardian Capital Group, Ltd., Class A	600	10,511
Guyana Goldfields, Inc. (C)	6,600	24,650
Hanfeng Evergreen, Inc. (B)(C)	200	1
Heroux-Devtek, Inc. (C)	2,700	31,156
High Liner Foods, Inc.	1,773	13,716
Home Capital Group, Inc. (A)(C)	5,679	64,840
Horizon North Logistics, Inc. (A)	8,109	16,222
Hudbay Minerals, Inc.	18,257	101,794
Hudson’s Bay Company (A)	6,300	56,164
IAMGOLD Corp. (C)	28,276	164,754
Imperial Metals Corp. (C)	4,600	6,368
Innergex Renewable Energy, Inc. (A)	7,800	81,937
Interfor Corp. (C)	3,520	67,607
International Tower Hill Mines, Ltd. (C)	2,300	1,137
Intertape Polymer Group, Inc.	5,900	81,096
Iron Bridge Resources, Inc. (A)(C)	10,900	6,218
Just Energy Group, Inc.	5,840	21,056
KAB Distribution, Inc. (B)(C)	7,076	0
K-Bro Linen, Inc.	600	17,101
Kelt Exploration, Ltd. (A)(C)	10,445	70,950
Kinaxis, Inc. (C)	1,068	71,896
Kingsway Financial Services, Inc. (C)	425	1,161
Kirkland Lake Gold, Ltd.	9,062	191,904
Klondex Mines, Ltd. (C)	11,500	26,855
Knight Therapeutics, Inc. (C)	6,000	36,740
Labrador Iron Ore Royalty Corp. (A)	3,218	58,968
Largo Resources, Ltd. (A)(C)	7,800	10,324
Laurentian Bank of Canada (A)	4,014	136,970
Leon’s Furniture, Ltd.	1,883	25,868
Lucara Diamond Corp.	25,184	40,420
Lundin Gold, Inc. (C)	2,800	9,755
Magellan Aerospace Corp.	900	10,995

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Major Drilling Group International, Inc. (C)	6,800	$35,897
Mandalay Resources Corp. (A)(C)	9,500	1,409
Martinrea International, Inc.	8,493	91,090
Medical Facilities Corp. (A)	2,104	22,358
MEG Energy Corp. (C)	18,588	154,965
Mitel Networks Corp. (C)	7,200	78,810
Morguard Corp.	400	50,932
Morneau Shepell, Inc.	3,098	64,050
Mountain Province Diamonds, Inc. (C)	6,800	17,069
MTY Food Group, Inc.	1,513	57,970
Mullen Group, Ltd.	7,082	83,444
Nevsun Resources, Ltd.	32,430	112,734
New Gold, Inc. (C)	54,815	114,246
Newalta Corp. (C)	4,200	4,025
NFI Group, Inc. (A)	2,279	85,013
Norbord, Inc.	972	39,970
Northland Power, Inc.	3,966	74,001
NuVista Energy, Ltd. (C)	15,505	107,561
Obsidian Energy, Ltd. (A)(C)	47,519	53,857
Osisko Gold Royalties, Ltd. (A)	7,495	70,979
Painted Pony Energy, Ltd. (A)(C)	7,448	12,917
Pan American Silver Corp.	15,300	273,844
Paramount Resources, Ltd., Class A (C)	8,573	97,100
Parex Resources, Inc. (C)	9,416	177,770
Parkland Fuel Corp. (A)	4,934	121,225
Pason Systems, Inc.	3,236	52,971
Pengrowth Energy Corp. (A)(C)	37,750	26,992
PHX Energy Services Corp. (C)	1,500	2,430
Pizza Pizza Royalty Corp.	1,729	16,111
Polaris Infrastructure, Inc.	1,500	16,065
PolyMet Mining Corp. (A)(C)	11,854	11,632
Precision Drilling Corp. (C)	21,659	71,667
Premier Gold Mines, Ltd. (C)	4,127	8,193
Premium Brands Holdings Corp.	1,400	120,634
Pulse Seismic, Inc. (A)	2,882	5,875
Quarterhill, Inc.	9,800	10,884
Questerre Energy Corp., Class A (A)(C)	19,444	8,135
Raging River Exploration, Inc. (C)	12,500	54,197
Recipe Unlimited Corp.	1,300	28,153
Reitmans Canada, Ltd., Class A	3,200	9,980
Richelieu Hardware, Ltd.	2,700	56,294
Rocky Mountain Dealerships, Inc.	100	837
Rogers Sugar, Inc. (A)	6,474	26,100
Roxgold, Inc. (C)	19,200	16,357
Russel Metals, Inc.	4,789	97,882
Sabina Gold & Silver Corp. (A)(C)	20,475	23,673
Sandstorm Gold, Ltd. (A)(C)	16,231	72,966
Savaria Corp.	2,300	28,045
Seabridge Gold, Inc. (A)(C)	1,222	13,748
Secure Energy Services, Inc.	12,954	71,537
SEMAFO, Inc. (C)	28,678	83,112
ShawCor, Ltd.	4,173	81,006
Sienna Senior Living, Inc. (A)	1,555	19,611
Sierra Wireless, Inc. (A)(C)	2,900	46,390
Sleep Country Canada Holdings, Inc. (D)	1,813	44,916
Sprott, Inc. (A)	13,300	30,755
SSR Mining, Inc. (C)	8,562	84,471
Stantec, Inc. (A)	4,122	106,009
Stella-Jones, Inc.	2,200	80,141
STEP Energy Services, Ltd. (C)(D)	2,600	21,715
Storm Resources, Ltd. (C)	2,200	5,221
Stornoway Diamond Corp. (C)	23,000	7,698
Stuart Olson, Inc.	1,600	9,371
SunOpta, Inc. (C)	7,008	59,171
Superior Plus Corp.	9,057	87,563

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Surge Energy, Inc. (A)	16,100	$29,147
Tamarack Valley Energy, Ltd. (C)	1,249	4,380
Taseko Mines, Ltd. (C)	16,100	17,145
Teranga Gold Corp. (C)	6,581	23,478
TFI International, Inc.	5,885	181,521
The Descartes Systems Group, Inc. (C)	3,600	117,284
The Intertain Group, Ltd. (C)	1,200	15,673
The North West Company, Inc. (A)	2,606	58,120
The Stars Group, Inc. (C)	3,600	130,566
Theratechnologies, Inc. (C)	2,700	26,042
Timbercreek Financial Corp.	6,000	41,715
TLC Vision Corp. (C)	3,400	1
TMAC Resources, Inc. (A)(C)	2,100	8,945
TMX Group, Ltd.	1,873	122,782
TORC Oil & Gas, Ltd.	13,180	73,587
Toromont Industries, Ltd.	1,354	58,562
Torstar Corp., Class B	6,600	6,526
Total Energy Services, Inc.	3,132	27,683
TransAlta Corp.	24,882	124,916
TransAlta Renewables, Inc. (A)	6,998	66,219
Transcontinental, Inc., Class A	6,983	162,166
TransGlobe Energy Corp. (C)	5,600	15,505
Trevali Mining Corp. (C)	37,134	25,422
Trican Well Service, Ltd. (C)	26,009	59,154
Tricon Capital Group, Inc.	8,268	69,369
Trinidad Drilling, Ltd. (A)(C)	25,319	36,015
Uni-Select, Inc.	2,701	42,960
Valener, Inc. (A)	3,089	47,510
Vecima Networks, Inc.	479	3,152
Vermilion Energy, Inc. (A)	1,191	42,951
Wajax Corp.	1,300	24,623
Wesdome Gold Mines, Ltd. (C)	8,000	18,682
Western Energy Services Corp. (C)	3,316	2,699
Western Forest Products, Inc.	25,850	52,697
Westshore Terminals Investment Corp.	2,989	54,180
Whitecap Resources, Inc.	14,068	95,345
Winpak, Ltd.	1,577	52,781
Xtreme Drilling Corp. (C)	1,478	2,395
Yamana Gold, Inc.	25,604	74,593
Yangarra Resources, Ltd. (C)	7,331	30,893
Yellow Pages, Ltd. (A)(C)	200	1,374
ZCL Composites, Inc. (A)	3,500	23,029
Zenith Capital Corp. (B)(C)	1,700	284
		12,046,788
China - 0.1%
FIH Mobile, Ltd. (A)(C)	195,000	30,267
Goodbaby International Holdings, Ltd.	71,000	42,936
Microport Scientific Corp.	28,000	33,782
Sino Gas & Energy Holdings, Ltd. (C)	131,192	21,835
TK Group Holdings, Ltd.	26,000	22,134
		150,954
Denmark - 2.2%
ALK-Abello A/S (C)	491	81,816
Alm Brand A/S	6,541	64,104
Amagerbanken A/S (B)(C)	25,580	0
Ambu A/S, Series B	8,117	273,052
Bang & Olufsen A/S (C)	2,596	56,176
Bavarian Nordic A/S (A)(C)	2,241	65,870
D/S Norden A/S (C)	2,246	39,688
Dfds A/S	2,262	143,980
FLSmidth & Company A/S	2,430	144,989
GN Store Nord A/S	8,454	384,118
H+H International A/S, Class B (A)(C)	1,146	18,065
IC Group A/S	807	20,250

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
ISS A/S	315	$10,789
Jeudan A/S	76	11,741
Jyske Bank A/S	3,410	186,390
Lan & Spar Bank A/S	225	16,761
Matas A/S	613	4,970
Nilfisk Holding A/S (C)	2,134	103,912
NKT A/S (A)(C)	2,134	58,135
NNIT A/S (A)(D)	479	11,905
Per Aarsleff Holding A/S	1,380	48,721
Ringkjoebing Landbobank A/S	1,650	92,224
Rockwool International A/S, A Shares	81	28,304
Rockwool International A/S, B Shares	501	195,293
Royal Unibrew A/S	3,087	245,318
RTX A/S	752	22,483
Santa Fe Group A/S (C)	800	3,595
Scandinavian Tobacco Group A/S (D)	1,396	21,063
Schouw & Company A/S	1,093	96,319
SimCorp A/S	2,671	215,726
Solar A/S, B Shares	410	25,570
Spar Nord Bank A/S	7,501	80,168
Sydbank A/S	4,912	168,385
Topdanmark A/S	2,474	108,043
United International Enterprises	128	29,549
Vestjysk Bank A/S (C)	23,113	8,685
Zealand Pharma A/S (A)(C)	1,273	16,706
		3,102,863
Finland - 2.7%
Aktia Bank OYJ	2,328	22,238
Alma Media OYJ	4,110	31,648
Amer Sports OYJ (C)	9,154	287,840
Apetit OYJ	696	10,832
Atria OYJ	1,021	12,380
BasWare OYJ (C)	538	22,561
Bittium OYJ	2,708	15,699
Cargotec OYJ, B Shares	2,603	131,338
Caverion OYJ (C)	6,387	45,376
Citycon OYJ	27,617	59,686
Cramo OYJ	2,993	69,457
Elisa OYJ	6,053	279,633
Ferratum OYJ	459	8,697
Finnair OYJ	4,081	43,993
Fiskars OYJ ABP	3,218	72,821
F-Secure OYJ	7,159	31,364
HKScan OYJ, A Shares	316	1,061
Huhtamaki OYJ	5,823	214,733
Ilkka-Yhtyma OYJ	1,535	5,558
Kemira OYJ	8,860	117,534
Kesko OYJ, A Shares	690	39,205
Kesko OYJ, B Shares	4,517	275,894
Konecranes OYJ	3,667	150,471
Lassila & Tikanoja OYJ	1,929	37,015
Lehto Group OYJ	1,159	13,409
Metsa Board OYJ	17,392	196,061
Metso OYJ	6,038	201,399
Nokian Renkaat OYJ	7,620	300,060
Olvi OYJ, A Shares	1,172	43,345
Oriola OYJ, B Shares	9,290	33,101
Orion OYJ, Class A	1,226	36,120
Outokumpu OYJ	19,116	118,397
Outotec OYJ (C)	11,167	88,542
Pihlajalinna OYJ	1,193	15,679
Ponsse OYJ	543	19,044
Poyry OYJ	2,864	20,141
Raisio OYJ, V Shares	8,267	35,049
Ramirent OYJ	4,765	50,451

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Rapala VMC OYJ	2,298	$9,145
Revenio Group OYJ	643	11,486
Sanoma OYJ	4,712	47,702
Stockmann OYJ ABP, B Shares (C)	2,666	12,471
Technopolis OYJ	10,914	49,014
Tieto OYJ	3,335	107,778
Tikkurila OYJ	2,646	45,453
Tokmanni Group Corp.	1,285	10,640
Uponor OYJ	3,834	61,320
Vaisala OYJ, A Shares	412	10,383
Valmet OYJ	6,258	120,287
YIT OYJ	10,171	60,467
		3,703,978
France - 4.1%
ABC arbitrage	1,818	15,093
Air France-KLM (C)	8,947	73,117
Akka Technologies	546	38,954
AKWEL	725	22,063
Albioma SA	1,912	43,079
Altamir	752	14,521
Alten SA	1,703	175,061
Altran Technologies SA	13,470	194,680
APRIL SA	1,212	17,766
Assystem (A)	1,078	34,266
Aubay	399	16,649
Axway Software SA	531	11,997
Bastide le Confort Medical (A)	256	14,756
Beneteau SA	2,042	38,253
Boiron SA	604	51,224
Bonduelle SCA	1,027	37,037
Burelle SA	6	8,930
Casino Guichard Perrachon SA (A)	2,995	115,909
Cegedim SA (C)	186	7,293
Chargeurs SA	1,176	35,029
Cie des Alpes	874	30,027
Cie Plastic Omnium SA	822	34,662
Coface SA	7,024	77,878
Derichebourg SA	4,346	27,405
Devoteam SA	287	32,622
Edenred (A)	10,864	343,158
Electricite de Strasbourg SA	81	11,626
Elior Group SA (D)	4,020	57,940
Elis SA	3,570	81,640
Eramet	720	94,457
Etablissements Maurel et Prom (C)	1,561	11,382
Europcar Groupe SA (A)(D)	4,856	50,487
Eutelsat Communications SA	3,760	77,814
Exel Industries SA, A Shares	89	9,976
Fnac Darty SA (C)	1,390	131,760
Gaztransport Et Technigaz SA	1,087	66,529
Getlink	9,439	129,408
GL Events	868	23,326
Groupe Crit	163	15,288
Groupe Open	410	15,122
Guerbet	508	33,969
Haulotte Group SA	962	16,429
ID Logistics Group (C)	88	14,243
Imerys SA	946	76,349
Ingenico Group SA	2,533	227,120
IPSOS (A)	2,286	78,009
Jacquet Metal Service	1,278	40,651
Kaufman & Broad SA (A)	738	34,754
Korian SA	2,456	82,794
Lagardere SCA	7,152	188,443
Laurent-Perrier	110	12,306

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Lectra	1,346	$30,911
LISI	1,205	45,529
LNA Sante SA	511	32,175
Maisons du Monde SA (D)	573	21,071
Manitou BF SA	880	33,078
Manutan International	105	9,081
Mersen SA	1,171	46,506
Metropole Television SA	1,224	24,480
Naturex (C)	388	61,016
Neopost SA	2,259	60,680
Nexans SA (A)	2,031	69,795
Nexity SA	2,360	148,989
Nicox (A)(C)	546	5,119
NRJ Group	782	7,300
Oeneo SA	1,331	15,776
Onxeo SA (A)(C)	4,617	5,826
Orpea	634	84,448
Parrot SA (C)	1,788	11,760
Pierre & Vacances SA (C)	142	4,868
Plastivaloire	383	6,783
Rallye SA (A)	1,771	20,221
Recylex SA (A)(C)	1,058	10,654
Rexel SA (A)	15,436	221,586
Robertet SA	135	79,289
Rothschild & Company	1,017	34,326
Rubis SCA	4,886	304,557
Sartorius Stedim Biotech	1,212	126,439
Savencia SA	372	32,577
Seche Environnement SA	335	11,552
Societe BIC SA (A)	635	58,868
Societe pour l’Informatique Industrielle	438	13,960
SOITEC (C)	907	76,056
Solocal Group (A)(C)	36,459	46,476
Somfy SA	407	37,756
Sopra Steria Group	688	139,987
SPIE SA	2,798	56,635
Ste Industrielle d’Aviation Latecoere SA (C)	5,397	28,755
Stef SA	202	24,338
Synergie SA	557	27,420
Tarkett SA	1,163	33,445
Technicolor SA (A)(C)	18,529	22,766
Television Francaise 1	2,504	26,336
Tessi SA (C)	58	12,908
Thermador Groupe	192	12,846
Trigano SA	463	82,141
Ubisoft Entertainment SA (C)	337	36,837
Vallourec SA (A)(C)	19,754	116,529
Valneva SE (A)(C)	1,912	7,905
Vetoquinol SA	56	3,367
Vicat SA	1,185	77,694
VIEL & Cie SA	6,040	37,791
Vilmorin & Cie SA	559	37,653
Virbac SA (A)(C)	350	47,690
		5,725,802
Gabon - 0.0%
Total Gabon	20	3,554
Georgia - 0.0%
Bank of Georgia Group PLC (C)	2,491	61,781
Germany - 5.7%
Aareal Bank AG	4,192	183,908
ADLER Real Estate AG (C)	984	16,545
ADO Properties SA (D)	1,657	90,068
ADVA Optical Networking SE (C)	2,463	17,522
AIXTRON SE (C)	3,257	41,915

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Allgeier SE	498	$15,979
Amadeus Fire AG	346	37,370
Aurubis AG	2,413	184,195
Basler AG	54	10,413
Bauer AG	959	21,129
BayWa AG	1,025	34,658
Bechtle AG	1,842	141,583
Bertrandt AG	394	37,329
Bijou Brigitte AG	340	17,278
Bilfinger SE	2,311	117,151
Borussia Dortmund GmbH & Company KGaA	5,769	36,114
CANCOM SE	1,131	114,922
Carl Zeiss Meditec AG	1,671	114,019
CECONOMY AG	5,992	49,833
CENIT AG	446	9,049
CENTROTEC Sustainable AG	291	4,484
Cewe Stiftung & Company KGaA	503	46,441
comdirect bank AG	2,610	37,780
CompuGroup Medical SE	1,153	59,080
CropEnergies AG	1,544	9,107
CTS Eventim AG & Company KGaA	3,354	164,674
Delticom AG	491	5,066
Deutsche Beteiligungs AG	829	32,823
Deutsche EuroShop AG	2,434	85,918
Deutsche Pfandbriefbank AG (D)	6,691	93,355
Deutz AG	7,001	53,865
DIC Asset AG	3,031	33,951
DMG Mori AG	1,737	94,613
Dr. Hoenle AG	214	21,045
Draegerwerk AG & Company KGaA	82	4,890
Duerr AG	3,200	148,158
Elmos Semiconductor AG	1,271	33,443
ElringKlinger AG	2,576	32,923
Fielmann AG	362	25,029
First Sensor AG	676	14,455
Freenet AG	8,192	216,611
FUCHS PETROLUB SE	634	29,867
Gerresheimer AG	1,930	156,145
Gerry Weber International AG (C)	2,449	15,702
Gesco AG	885	27,733
GFT Technologies SE	961	12,436
Grammer AG	847	58,826
GRENKE AG	852	97,131
H&R GmbH & Company KGaA	1,324	15,729
Hamburger Hafen und Logistik AG	2,218	47,987
Heidelberger Druckmaschinen AG (C)	18,003	49,304
Hella GmbH & Company KGaA	1,541	86,046
Hornbach Baumarkt AG	249	7,691
HUGO BOSS AG	3,048	276,420
Indus Holding AG	1,395	86,808
Isra Vision AG	1,060	64,781
Jenoptik AG	3,695	144,536
K+S AG	12,004	295,288
Kloeckner & Company SE	5,538	58,323
Koenig & Bauer AG	610	44,014
Krones AG	1,001	129,072
KWS Saat SE	137	48,557
LANXESS AG	3,362	261,382
LEG Immobilien AG	3,075	334,049
Leifheit AG	437	11,016
Leoni AG	2,398	121,529
Manz AG (C)	233	9,525
Medigene AG (C)	760	10,186
METRO AG	591	7,283
MLP SE	5,864	36,382

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Nemetschek SE	1,243	$148,982
Nexus AG	866	27,811
Nordex SE (C)	4,553	46,054
Norma Group SE	2,215	151,336
OHB SE	399	13,009
OSRAM Licht AG	2,844	115,822
paragon AG	209	12,255
PATRIZIA Immobilien AG	3,146	60,539
Pfeiffer Vacuum Technology AG	467	76,792
PNE AG	4,544	12,057
Puma SE	106	61,926
QSC AG	6,549	10,715
Rational AG	76	49,492
Rheinmetall AG	2,634	289,799
RHOEN-KLINIKUM AG	2,480	72,324
RIB Software SE	1,641	38,023
Rocket Internet SE (C)(D)	1,940	62,075
SAF-Holland SA	4,007	60,229
Salzgitter AG	2,631	114,470
Schaltbau Holding AG (C)	526	15,505
SHW AG	14	573
Siltronic AG	860	122,207
Sixt SE	1,086	121,412
SMA Solar Technology AG	916	37,767
Software AG	3,302	153,468
STRATEC Biomedical AG	125	9,755
Stroeer SE & Company KGaA	1,359	82,050
Suedzucker AG	5,201	82,669
SUESS MicroTec SE (C)	2,259	33,862
Surteco SE	496	14,536
TAG Immobilien AG	6,757	148,605
Takkt AG	2,476	45,183
Technotrans AG	184	7,994
Tele Columbus AG (C)(D)	1,029	7,120
TLG Immobilien AG	3,423	91,174
Tom Tailor Holding SE (C)	3,037	24,877
Traffic Systems SE	106	2,120
Uniper SE	3,385	100,781
Vossloh AG	859	41,817
VTG AG	729	41,201
Wacker Neuson SE	2,553	64,679
Washtec AG	850	74,931
Wuestenrot & Wuerttembergische AG	1,566	32,072
XING SE	155	49,917
		7,882,424
Gibraltar - 0.0%
888 Holdings PLC	12,231	43,509
Greece - 0.0%
Alapis Holding Industrial & Commercial
SA (B)(C)	3,303	158
TT Hellenic Postbank SA (B)(C)	12,594	0
		158
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (C)	6,099	3,567
Hong Kong - 2.8%
Agritrade Resources, Ltd.	130,000	24,486
Allied Group, Ltd.	6,000	37,456
Allied Properties HK, Ltd.	160,000	34,169
APAC Resources, Ltd.	10,264	1,606
APT Satellite Holdings, Ltd.	32,250	13,235
Asia Financial Holdings, Ltd.	26,000	16,951
Asia Satellite Telecommunications
Holdings, Ltd.	2,500	1,982
Associated International Hotels, Ltd.	28,000	87,752

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Beijing Gas Blue Sky Holdings, Ltd. (C)	40,000	$2,546
BOE Varitronix, Ltd.	18,000	6,175
Bonjour Holdings, Ltd. (C)	162,800	7,862
Bright Smart Securities & Commodities
Group, Ltd. (A)	26,000	7,578
Brightoil Petroleum Holdings, Ltd. (B)(C)	117,000	14,540
Brockman Mining, Ltd. (C)	740,840	17,314
Burwill Holdings, Ltd. (C)	292,000	11,312
Cafe de Coral Holdings, Ltd.	26,000	62,889
Camsing International Holding, Ltd. (C)	16,000	14,252
Chen Hsong Holdings	10,000	2,545
Cheuk Nang Holdings, Ltd.	3,266	1,873
China Energy Development Holdings, Ltd. (C)	634,000	6,306
China Goldjoy Group, Ltd.	596,000	32,535
China LNG Group, Ltd. (A)(C)	76,000	10,899
China Medical & HealthCare Group, Ltd. (C)	470,000	14,894
China Shandong Hi-Speed Financial
Group, Ltd. (C)	438,000	15,026
China Solar Energy Holdings, Ltd. (B)(C)	42,500	975
China Strategic Holdings, Ltd. (C)	885,000	9,451
Chinese Estates Holdings, Ltd.	22,000	28,553
Chong Hing Bank, Ltd.	10,000	19,410
Chow Sang Sang Holdings International, Ltd.	22,000	42,381
Chuang’s Consortium International, Ltd.	30,948	6,654
CITIC Telecom International Holdings, Ltd.	112,000	29,350
CK Life Sciences International
Holdings, Inc. (A)	282,000	19,412
CP Lotus Corp. (C)	220,000	3,067
CSI Properties, Ltd.	245,066	14,441
CST Group, Ltd. (C)	2,210,240	9,829
Dah Sing Banking Group, Ltd.	29,600	61,936
Dah Sing Financial Holdings, Ltd.	10,920	63,678
Dickson Concepts International, Ltd.	29,000	13,715
Digital Domain Holdings, Ltd. (C)	530,000	8,211
EganaGoldpfeil Holdings, Ltd. (B)(C)	103,373	0
Emperor Capital Group, Ltd.	192,000	12,204
Emperor Entertainment Hotel, Ltd.	40,000	8,660
Emperor International Holdings, Ltd.	97,333	28,221
Enerchina Holdings, Ltd.	102,000	5,898
Esprit Holdings, Ltd. (A)(C)	117,900	36,594
Fairwood Holdings, Ltd.	3,500	13,372
Far East Consortium International, Ltd.	102,809	61,103
First Pacific Company, Ltd.	92,000	44,284
Freeman FinTech Corp., Ltd. (C)	320,000	3,581
Future Bright Holdings, Ltd. (A)	6,000	825
Get Nice Holdings, Ltd.	591,000	21,028
Giordano International, Ltd.	64,000	40,251
Global Brands Group Holding, Ltd. (A)(C)	304,000	18,147
Glorious Sun Enterprises, Ltd.	96,000	10,027
Gold-Finance Holdings, Ltd. (A)(C)	62,000	20,936
Great Eagle Holdings, Ltd.	7,000	34,131
G-Resources Group, Ltd. (C)	2,014,800	22,825
Guotai Junan International Holdings, Ltd.	207,000	44,616
Haitong International Securities Group, Ltd.	110,713	50,292
Hang Fung Gold Technology, Ltd. (B)(C)	90,000	0
Hang Lung Group, Ltd.	8,000	22,400
Hanison Construction Holdings, Ltd.	27,441	4,926
Harbour Centre Development, Ltd.	38,000	74,108
HKBN, Ltd.	49,000	75,374
HKR International, Ltd.	47,200	28,891
Hong Kong Aircraft Engineering
Company, Ltd.	2,000	17,406
Hong Kong Ferry Holdings Company, Ltd.	29,000	32,432

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong International Construction
Investment Management Group
Company, Ltd.	36,000	$8,666
Hongkong Chinese, Ltd.	66,000	11,102
Hopewell Holdings, Ltd.	29,500	100,645
Hsin Chong Group Holdings, Ltd. (A)(B)(C)	170,000	7,584
Hutchison Telecommunications Hong Kong
Holdings, Ltd. (A)	136,000	47,902
Imagi International Holdings, Ltd. (C)	3,984	465
IT, Ltd.	44,601	31,796
Johnson Electric Holdings, Ltd.	20,500	59,700
Kerry Logistics Network, Ltd.	36,000	50,185
Kingston Financial Group, Ltd.	38,000	10,822
Kowloon Development Company, Ltd. (A)	22,000	24,772
Lai Sun Development Company, Ltd.	15,320	25,541
Landing International Development, Ltd. (C)	1,620,000	24,650
Lifestyle International Holdings, Ltd.	37,500	79,412
Lippo China Resources, Ltd.	36,000	962
Liu Chong Hing Investment, Ltd.	16,000	25,252
Luk Fook Holdings International, Ltd.	21,000	86,746
Man Wah Holdings, Ltd. (A)	89,600	70,134
Mandarin Oriental International, Ltd.	8,000	18,632
Mason Group Holdings, Ltd. (A)(C)	1,548,800	26,015
Midland Holdings, Ltd.	48,000	12,982
Midland IC&I, Ltd. (C)	24,000	995
Miramar Hotel & Investment Company, Ltd.	15,000	28,252
Nameson Holdings, Ltd.	62,000	9,301
New Times Energy Corp., Ltd. (C)	59,175	1,132
NewOcean Energy Holdings, Ltd. (C)	66,000	13,448
OP Financial, Ltd. (A)	108,000	42,704
Orient Overseas International, Ltd.	12,500	121,676
Pacific Andes International
Holdings, Ltd. (B)(C)	328,006	0
Pacific Basin Shipping, Ltd. (C)	294,000	80,356
Pacific Textiles Holdings, Ltd.	51,000	43,310
Paliburg Holdings, Ltd.	46,000	19,613
Paradise Entertainment, Ltd. (C)	52,000	6,017
Peace Mark Holdings, Ltd. (B)(C)	164,000	0
Pearl Oriental Oil, Ltd. (C)	186,000	2,941
Pico Far East Holdings, Ltd.	60,000	24,436
Playmates Holdings, Ltd.	78,000	10,614
Playmates Toys, Ltd.	8,000	825
Polytec Asset Holdings, Ltd.	150,000	12,614
PYI Corp., Ltd. (C)	372,000	7,092
Realord Group Holdings, Ltd. (A)(C)	36,000	21,562
Regal Hotels International Holdings, Ltd.	36,000	22,381
Regina Miracle International
Holdings, Ltd. (A)(D)	17,000	13,203
Sa Sa International Holdings, Ltd.	59,288	37,561
SEA Holdings, Ltd. (A)	19,268	26,837
Shenwan Hongyuan HK, Ltd.	20,000	5,303
Shun Tak Holdings, Ltd.	130,250	53,156
Singamas Container Holdings, Ltd.	114,000	15,942
SITC International Holdings Company, Ltd.	64,000	71,299
Sitoy Group Holdings, Ltd.	14,000	2,993
SmarTone Telecommunications
Holdings, Ltd. (A)	31,500	32,481
SOCAM Development, Ltd. (C)	16,674	4,667
Solartech International Holdings, Ltd. (A)(C)	220,000	35,288
South China Holdings Company, Ltd. (C)	640,000	20,713
Stella International Holdings, Ltd.	34,500	42,648
Summit Ascent Holdings, Ltd. (A)(C)	90,000	8,606
Sun Hung Kai & Company, Ltd.	45,000	25,264
TAI Cheung Holdings, Ltd.	46,000	52,139
Tao Heung Holdings, Ltd.	14,000	2,371

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Television Broadcasts, Ltd.	19,100	$60,408
Texwinca Holdings, Ltd. (A)	60,000	25,592
The Cross-Harbour Holdings, Ltd.	18,000	29,998
The Hongkong & Shanghai Hotels, Ltd.	45,500	64,764
The United Laboratories International
Holdings, Ltd. (A)	42,000	43,670
TOM Group, Ltd. (C)	52,000	13,891
Town Health International Medical
Group, Ltd. (A)(B)(C)	264,000	23,218
Tradelink Electronic Commerce, Ltd.	50,000	7,823
Transport International Holdings, Ltd.	19,200	55,049
Trinity, Ltd. (C)	74,000	8,084
Upbest Group, Ltd.	164,000	22,259
Value Partners Group, Ltd.	51,000	40,101
Victory City International Holdings, Ltd. (C)	113,060	1,897
Vitasoy International Holdings, Ltd.	38,000	121,418
VSTECS Holdings, Ltd.	45,200	22,590
VTech Holdings, Ltd.	6,900	79,528
Wai Kee Holdings, Ltd.	46,000	23,279
We Solutions, Ltd. (A)(C)	56,000	8,386
Wing On Company International, Ltd.	4,000	14,575
Wing Tai Properties, Ltd.	86,000	72,468
Yugang International, Ltd.	312,000	8,521
Yunfeng Financial Group, Ltd. (C)	20,000	12,227
		3,913,229
India - 0.0%
Vedanta Resources PLC	5,182	43,974
Ireland - 0.7%
C&C Group PLC	19,897	75,217
FBD Holdings PLC	1,839	22,745
Glanbia PLC	5,573	103,381
Grafton Group PLC	12,401	129,934
Greencore Group PLC	77,752	190,374
Hostelworld Group PLC (D)	3,022	12,562
IFG Group PLC	8,615	14,998
Irish Continental Group PLC	6,583	38,971
Kingspan Group PLC	4,395	219,691
Smurfit Kappa Group PLC	2,327	93,944
UDG Healthcare PLC	4,149	45,089
		946,906
Isle of Man - 0.1%
Hansard Global PLC	6,816	5,432
Playtech PLC	12,183	120,805
		126,237
Israel - 0.7%
ADO Group, Ltd. (C)	940	18,839
Africa Israel Properties, Ltd. (C)	558	12,668
Airport City, Ltd. (C)	5,177	57,432
Alony Hetz Properties & Investments, Ltd.	1,333	12,263
Alrov Properties and Lodgings, Ltd.	399	12,488
Amot Investments, Ltd.	4,144	20,757
Bayside Land Corp.	50	21,514
Big Shopping Centers, Ltd.	168	11,371
Blue Square Real Estate, Ltd.	215	7,390
Cellcom Israel, Ltd. (C)	1,966	11,218
Cellcom Israel, Ltd. (New York Stock
Exchange) (C)	825	4,703
Clal Biotechnology Industries, Ltd. (C)	3,950	3,572
Clal Insurance Enterprises Holdings, Ltd. (C)	1,200	16,773
Compugen, Ltd. (C)	1,251	4,120
Delek Automotive Systems, Ltd.	1,858	10,188
Delta-Galil Industries, Ltd.	618	17,925
El Al Israel Airlines (C)	24,289	5,184
Electra, Ltd.	139	34,547

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel (continued)
First International Bank of Israel, Ltd.	2,114	$44,207
Formula Systems 1985, Ltd.	265	9,609
Gilat Satellite Networks, Ltd. (C)	215	1,996
Hadera Paper, Ltd.	244	17,686
Harel Insurance Investments & Financial
Services, Ltd.	7,935	59,582
Hilan, Ltd.	485	10,663
IDI Insurance Company, Ltd.	250	15,007
Inrom Construction Industries, Ltd.	2,183	8,181
Israel Discount Bank, Ltd., Class A	3,164	9,244
Jerusalem Oil Exploration (C)	540	27,418
Kamada, Ltd. (C)	1,616	8,330
Matrix IT, Ltd.	2,095	22,320
Mazor Robotics, Ltd. (C)	1,829	50,543
Melisron, Ltd.	701	29,121
Menora Mivtachim Holdings, Ltd.	1,766	18,992
Migdal Insurance & Financial
Holding, Ltd. (C)	13,577	11,738
Mivtach Shamir Holdings, Ltd.	397	7,280
Naphtha Israel Petroleum Corp., Ltd.	2,030	11,899
Nova Measuring Instruments, Ltd. (C)	996	27,264
Oil Refineries, Ltd.	58,895	24,790
Partner Communications Company, Ltd. (C)	9,878	36,993
Paz Oil Company, Ltd.	378	49,643
Rami Levy Chain Stores Hashikma Marketing
2006, Ltd.	449	21,790
Scope Metals Group, Ltd.	377	10,180
Shapir Engineering and Industry, Ltd.	7,076	20,629
Shikun & Binui, Ltd. (C)	10,724	18,980
Shufersal, Ltd.	5,445	33,490
SodaStream International, Ltd. (C)	20	1,685
Summit Real Estate Holdings, Ltd.	2,363	20,045
The Phoenix Holdings, Ltd.	2,821	14,770
		927,027
Italy - 4.3%
A2A SpA	88,577	153,321
ACEA SpA	4,062	60,275
Amplifon SpA	7,841	162,129
Anima Holding SpA (D)	6,505	34,768
Ansaldo STS SpA (C)	5,166	74,012
Arnoldo Mondadori Editore SpA (C)	12,613	19,186
Ascopiave SpA	7,647	26,685
Astaldi SpA (C)	4,499	10,482
Autogrill SpA	6,422	79,322
Avio SpA	877	14,886
Azimut Holding SpA (A)	7,368	113,544
Banca Generali SpA	2,758	68,455
Banca IFIS SpA	1,607	48,200
Banca Mediolanum SpA	11,541	77,958
Banca Popolare di Sondrio SCPA	28,436	114,056
Banca Profilo SpA (A)	24,032	5,525
Banco BPM SpA (A)(C)	75,038	217,979
Biesse SpA	835	32,485
BPER Banca (A)	40,498	220,971
Brembo SpA	9,683	130,593
Brunello Cucinelli SpA	1,738	77,391
Buzzi Unicem SpA (A)	4,611	112,661
Cairo Communication SpA	4,712	18,807
Cementir Holding SpA	4,165	32,893
Cerved Group SpA	9,569	102,486
CIR-Compagnie Industriali Riunite SpA	30,338	37,094
Credito Emiliano SpA	6,238	46,172
Credito Valtellinese SpA (A)(C)	504,336	56,745
Danieli & C Officine Meccaniche SpA	788	19,555
Datalogic SpA	981	36,165

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
De’ Longhi SpA	2,796	$79,065
DeA Capital SpA (C)	4,665	6,969
DiaSorin SpA	1,678	190,696
Ei Towers SpA	1,086	60,052
El.En. SpA	339	11,041
Enav SpA (D)	13,939	69,734
ERG SpA	4,588	100,071
Esprinet SpA	3,554	16,039
Eurotech SpA (C)	1,562	5,351
Falck Renewables SpA	9,073	21,851
Fila SpA (A)	1,063	21,739
Fincantieri SpA	36,827	50,021
FinecoBank Banca Fineco SpA	16,128	181,554
GEDI Gruppo Editoriale SpA (A)(C)	18,304	6,967
Geox SpA (A)	8,390	23,652
Gruppo MutuiOnline SpA	2,096	34,845
Hera SpA	55,199	171,757
IMMSI SpA (C)	6,756	3,736
Industria Macchine Automatiche SpA	816	70,805
Infrastrutture Wireless Italiane SpA (D)	8,004	61,586
Interpump Group SpA	4,776	148,056
Iren SpA	39,911	101,833
Italgas SpA	21,049	115,853
Italmobiliare SpA	1,654	40,510
Juventus Football Club SpA (A)(C)	23,150	17,782
La Doria SpA	1,205	14,831
Leonardo SpA	3,006	29,586
Maire Tecnimont SpA	10,323	46,196
MARR SpA	2,608	68,610
Mediaset SpA (C)	25,890	82,552
Moncler SpA	4,941	224,198
OVS SpA (C)(D)	9,134	29,744
Parmalat SpA	8,933	30,143
Piaggio & C SpA	11,658	29,143
Prima Industrie SpA	178	7,586
Prysmian SpA	6,224	154,435
RAI Way SpA (D)	5,678	26,575
Reply SpA	1,504	101,991
Retelit SpA (A)	13,231	24,971
SAES Getters SpA	536	13,667
Safilo Group SpA (A)(C)	2,378	12,430
Saipem SpA (C)	36,733	168,464
Salini Impregilo SpA (A)	14,544	37,776
Salvatore Ferragamo SpA	2,121	51,590
Saras SpA	33,152	80,126
Sesa SpA	320	10,486
Societa Cattolica di Assicurazioni SCRL	11,261	93,722
Societa Iniziative Autostradali e Servizi SpA	5,263	78,955
Sogefi SpA (C)	3,551	10,662
SOL SpA	2,802	34,221
Tamburi Investment Partners SpA (A)	6,793	46,600
Technogym SpA (D)	4,738	55,919
Tod’s SpA (A)	590	36,701
TREVI - Finanziaria Industriale SpA (A)(C)	9,838	3,433
Unione di Banche Italiane SpA (A)	63,162	241,930
Unipol Gruppo SpA	23,441	90,321
UnipolSai Assicurazioni SpA (A)	39,047	86,112
Vittoria Assicurazioni SpA	2,112	34,381
Zignago Vetro SpA	1,669	15,538
		5,889,961
Japan - 24.2%
Access Company, Ltd. (A)(C)	2,300	21,148
Achilles Corp.	1,000	19,639
Adastria Company, Ltd.	1,820	23,048
ADEKA Corp.	5,700	91,274

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Advan Company, Ltd.	1,000	$8,719
Aeon Delight Company, Ltd.	600	20,389
Aeon Fantasy Company, Ltd.	400	23,316
Aeria, Inc. (A)	700	8,888
Ai Holdings Corp.	1,900	41,130
Aica Kogyo Company, Ltd.	400	14,024
Aichi Corp.	3,200	18,724
Aichi Steel Corp.	700	26,921
Aida Engineering, Ltd.	4,500	43,649
Aiful Corp. (C)	7,000	21,788
Ain Holdings, Inc. (A)	500	36,852
Aiphone Company, Ltd.	1,300	20,244
Airport Facilities Company, Ltd.	1,200	6,673
Aisan Industry Company, Ltd.	2,500	21,050
Aizawa Securities Company, Ltd.	2,400	16,879
Akatsuki, Inc.	400	15,049
Akebono Brake Industry
Company, Ltd. (A)(C)	9,400	22,770
Albis Company, Ltd.	500	14,450
Alconix Corp.	1,600	22,970
Alpen Company, Ltd. (A)	1,100	23,642
Alpha Systems, Inc.	840	17,415
Alpine Electronics, Inc.	3,300	68,046
Altech Corp.	1,000	21,785
Amano Corp.	3,300	77,951
Amuse, Inc.	800	21,475
Anest Iwata Corp.	1,800	19,378
Anicom Holdings, Inc.	1,300	48,882
AOI Electronics Company, Ltd.	500	16,154
AOKI Holdings, Inc.	3,100	45,238
Aoyama Trading Company, Ltd.	2,500	83,414
Arakawa Chemical Industries, Ltd.	1,400	22,451
Arata Corp.	700	42,256
Arcland Sakamoto Company, Ltd.	2,400	35,994
Arcland Service Holdings Company, Ltd. (A)	1,000	21,209
Arcs Company, Ltd.	2,625	71,624
Argo Graphics, Inc.	500	16,129
Ariake Japan Company, Ltd.	400	34,431
Arisawa Manufacturing Company, Ltd.	2,900	29,238
Arrk Corp. (A)(C)	4,200	4,540
As One Corp.	400	27,739
Asahi Company, Ltd.	800	11,277
Asahi Diamond Industrial Company, Ltd.	3,900	27,494
Asahi Holdings, Inc.	1,800	33,557
ASAHI YUKIZAI CORP.	1,200	24,647
Asanuma Corp.	7,000	24,982
ASKA Pharmaceutical Company, Ltd.	1,600	20,785
Ateam, Inc.	800	17,031
Atom Corp.	3,000	29,117
Atsugi Company, Ltd.	1,200	12,637
Autobacs Seven Company, Ltd.	4,300	76,140
Avex, Inc.	2,500	34,668
Axell Corp.	100	735
Axial Retailing, Inc.	800	30,401
Bando Chemical Industries, Ltd.	2,500	27,545
Bank of the Ryukyus, Ltd.	3,000	44,156
BayCurrent Consulting, Inc.	500	16,660
Belc Company, Ltd.	500	26,432
Bell System24 Holdings, Inc.	2,400	41,779
Belluna Company, Ltd.	2,100	26,476
Benefit One, Inc.	800	22,554
BML, Inc.	1,800	46,332
Bourbon Corp.	500	12,865
Broadleaf Company, Ltd.	4,500	27,190
BRONCO BILLY Company, Ltd.	600	24,910

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Bunka Shutter Company, Ltd.	5,000	$42,373
C Uyemura & Company, Ltd.	400	28,074
CAC Holdings Corp.	1,500	14,677
Can Do Company, Ltd. (A)	900	14,220
Canon Electronics, Inc.	1,700	34,217
Carlit Holdings Company, Ltd.	2,100	17,848
Cawachi, Ltd.	900	18,402
Central Automotive Products, Ltd.	1,200	20,083
Central Glass Company, Ltd.	2,800	58,717
Central Sports Company, Ltd.	600	22,836
Chilled & Frozen Logistics Holdings
Company, Ltd.	1,600	19,192
Chino Corp.	400	6,130
Chiyoda Company, Ltd.	800	18,506
Chiyoda Corp.	6,500	56,360
Chiyoda Integre Company, Ltd.	800	17,504
Chofu Seisakusho Company, Ltd.	1,700	36,817
Chori Company, Ltd.	1,200	21,189
Chubu Shiryo Company, Ltd.	2,000	35,102
Chudenko Corp.	1,900	47,383
Chuetsu Pulp & Paper Company, Ltd.	500	7,691
Chugai Mining Company, Ltd. (C)	25,400	4,825
Chugai Ro Company, Ltd.	500	12,641
Chugoku Marine Paints, Ltd. (A)	4,000	39,839
CI Takiron Corp.	3,000	16,863
Citizen Watch Company, Ltd.	13,100	85,901
CKD Corp.	3,300	54,116
Clarion Company, Ltd.	8,000	21,481
Cleanup Corp.	2,100	16,469
CMIC Holdings Company, Ltd.	1,200	24,839
CMK Corp.	3,700	23,529
cocokara fine, Inc.	1,140	70,092
COLOPL, Inc.	4,600	31,111
Colowide Company, Ltd.	1,400	37,399
Computer Engineering & Consulting, Ltd.	900	33,135
Comture Corp.	500	12,334
CONEXIO Corp.	1,300	22,583
COOKPAD, Inc.	1,800	8,288
Corona Corp.	300	3,283
Cosel Company, Ltd.	1,200	15,150
Cosmo Energy Holdings Company, Ltd.	400	14,008
Create Restaurants Holdings, Inc.	2,500	36,538
Create SD Holdings Company, Ltd.	1,100	31,592
CTS Company, Ltd. (A)	1,900	20,979
Dai Nippon Toryo Company, Ltd.	1,200	15,481
Daibiru Corp.	3,400	34,627
Dai-Dan Company, Ltd.	1,000	20,677
Daido Metal Company, Ltd.	1,900	19,331
Daido Steel Company, Ltd.	800	36,934
Daidoh, Ltd.	2,000	7,996
Daihen Corp.	7,000	42,077
Daiho Corp.	6,000	35,654
Daiichi Jitsugyo Company, Ltd.	400	11,720
Daiichi Kigenso Kagaku-Kogyo
Company, Ltd.	1,800	19,274
Dai-ichi Seiko Company, Ltd.	500	8,081
Daiken Corp.	1,000	23,031
Daiken Medical Company, Ltd.	400	2,758
Daiki Aluminium Industry Company, Ltd.	3,000	18,556
Daikoku Denki Company, Ltd. (A)	800	13,463
Daikokutenbussan Company, Ltd.	300	14,068
Daikyo, Inc.	1,900	41,525
Daikyonishikawa Corp.	1,900	27,760
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	31,099

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daio Paper Corp.	3,600	$50,070
Daiseki Company, Ltd.	1,800	52,773
Daisyo Corp.	800	12,876
Daito Pharmaceutical Company, Ltd.	700	21,713
Daiwa Industries, Ltd.	2,000	23,196
Daiwabo Holdings Company, Ltd.	1,200	63,785
DCM Holdings Company, Ltd.	6,500	60,804
Denki Kogyo Company, Ltd.	1,000	32,137
Denyo Company, Ltd.	900	13,937
Descente, Ltd.	2,300	40,701
Dexerials Corp.	3,500	34,844
Digital Arts, Inc.	700	37,831
Dip Corp.	1,900	48,736
DKS Company, Ltd.	2,000	13,538
DMG Mori Company, Ltd.	1,600	22,120
Doshisha Company, Ltd.	1,700	38,416
Doutor Nichires Holdings Company, Ltd.	2,300	45,641
Dowa Holdings Company, Ltd.	1,000	30,788
DTS Corp.	900	33,389
Duskin Company, Ltd.	2,100	52,340
DyDo Group Holdings, Inc.	700	41,580
Eagle Industry Company, Ltd.	2,200	35,312
Earth Corp.	900	45,796
EDION Corp.	5,000	50,292
eGuarantee, Inc.	1,200	21,809
E-Guardian, Inc. (A)	900	23,355
Eiken Chemical Company, Ltd.	1,800	38,238
Eizo Corp.	1,100	47,718
Elecom Company, Ltd.	800	18,683
Elematec Corp.	700	16,579
EM Systems Company, Ltd.	2,000	20,326
Enigmo, Inc. (C)	1,200	19,171
en-japan, Inc.	800	40,258
Enplas Corp.	1,100	30,609
EPS Holdings, Inc.	1,800	38,513
eRex Company, Ltd.	1,900	19,933
ES-Con Japan, Ltd.	3,800	22,262
ESPEC Corp.	1,600	31,293
Excel Company, Ltd.	900	22,020
Exedy Corp.	1,900	58,807
F@N Communications, Inc.	2,000	13,487
FCC Company, Ltd.	2,200	61,977
Feed One Company, Ltd.	15,040	31,296
Ferrotec Holdings Corp.	2,600	39,956
FIDEA Holdings Company, Ltd.	21,400	33,191
Fields Corp. (A)	1,500	14,148
Financial Products Group Company, Ltd.	2,700	34,737
Fixstars Corp. (A)	2,000	26,322
Foster Electric Company, Ltd.	2,100	30,044
France Bed Holdings Company, Ltd.	2,200	19,284
FreakOut Holdings, Inc. (C)	600	11,393
Fudo Tetra Corp.	10,800	20,157
Fuji Company, Ltd.	1,400	29,266
Fuji Corp., Ltd.	2,900	51,913
Fuji Corp., Ltd.	1,300	11,610
Fuji Kyuko Company, Ltd.	900	26,868
Fuji Oil Company, Ltd.	4,400	16,483
Fuji Oil Holdings, Inc.	2,800	100,654
Fuji Pharma Company, Ltd.	1,400	24,021
Fuji Seal International, Inc.	1,200	42,511
Fuji Soft, Inc.	1,800	75,873
Fujibo Holdings, Inc.	700	22,728
Fujicco Company, Ltd.	1,500	38,405
Fujikura Kasei Company, Ltd.	2,000	11,548
Fujikura, Ltd.	15,600	99,096

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujimi, Inc.	500	$11,064
Fujimori Kogyo Company, Ltd.	1,100	36,203
Fujio Food System Company, Ltd. (A)	800	14,426
Fujisash Company, Ltd.	4,900	5,215
Fujita Kanko, Inc. (A)	300	8,875
Fujitec Company, Ltd.	4,000	49,227
Fujitsu Frontech, Ltd.	600	8,141
Fujitsu General, Ltd.	3,000	46,886
Fujiya Company, Ltd.	500	11,433
Fukuda Corp.	200	12,041
Fukui Computer Holdings, Inc.	700	11,534
Fukushima Industries Corp.	500	22,900
Fukuyama Transporting Company, Ltd.	1,400	71,466
FULLCAST Holdings Company, Ltd.	1,000	25,472
Funai Electric Company, Ltd. (C)	700	4,015
Funai Soken Holdings, Inc.	1,800	40,042
Furukawa Company, Ltd.	1,900	28,113
Furuno Electric Company, Ltd.	2,400	18,836
Fuso Chemical Company, Ltd.	1,000	25,744
Fuso Pharmaceutical Industries, Ltd.	500	13,140
Futaba Corp.	3,000	52,470
Futaba Industrial Company, Ltd.	3,400	21,341
Future Corp.	2,400	29,452
Fuyo General Lease Company, Ltd.	1,400	96,195
Gakken Holdings Company, Ltd.	400	17,841
Gecoss Corp.	400	3,844
Genky DrugStores Company, Ltd. (A)	700	28,569
Geo Holdings Corp.	2,700	36,109
Giken, Ltd.	1,200	27,863
GLOBERIDE, Inc. (A)	1,000	36,220
Glory, Ltd.	2,500	69,852
GMO Internet, Inc.	1,800	42,705
Godo Steel, Ltd.	1,000	18,901
Goldcrest Company, Ltd.	990	16,081
Goldwin, Inc.	400	34,594
Gree, Inc.	6,100	32,625
GS Yuasa Corp.	13,000	59,191
G-Tekt Corp.	1,200	20,299
Gun-Ei Chemical Industry Company, Ltd.	400	12,645
Gunosy, Inc. (A)(C)	900	11,575
Gunze, Ltd.	1,300	83,227
Gurunavi, Inc.	1,400	11,462
H2O Retailing Corp.	3,400	54,180
Hagihara Industries, Inc.	800	13,708
Hagiwara Electric Holdings Company, Ltd.	500	13,896
Hakuto Company, Ltd.	1,300	19,306
Hamakyorex Company, Ltd.	1,000	29,296
Hanwa Company, Ltd.	2,400	91,365
Happinet Corp.	1,000	12,650
Harima Chemicals Group, Inc.	2,000	15,330
Hazama Ando Corp.	10,090	91,712
Hearts United Group Company, Ltd.	900	12,740
Heiwa Corp.	3,700	89,252
Heiwa Real Estate Company, Ltd.	2,800	49,838
Heiwado Company, Ltd.	2,000	49,812
Hibiya Engineering, Ltd.	1,500	29,827
Hiday Hidaka Corp.	1,002	22,410
HI-LEX CORP.	600	15,196
Hinokiya Group Company, Ltd.	300	8,207
Hioki EE Corp.	500	20,960
Hiramatsu, Inc.	300	1,375
Hirano Tecseed Company, Ltd. (A)	1,100	26,297
Hirata Corp.	400	28,625
HIS Company, Ltd.	1,400	42,166
Hisaka Works, Ltd.	2,000	18,913

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi Zosen Corp.	11,700	$55,057
Hochiki Corp.	1,500	29,929
Hodogaya Chemical Company, Ltd.	700	21,039
Hogy Medical Company, Ltd.	1,500	67,113
Hokkaido Electric Power Company, Inc.	11,100	75,562
Hokkaido Gas Company, Ltd.	3,000	8,531
Hokkan Holdings, Ltd.	5,000	16,826
Hokuetsu Industries Company, Ltd.	2,000	19,423
Hokuetsu Kishu Paper Company, Ltd.	7,900	40,622
Hokuhoku Financial Group, Inc.	4,500	59,747
Hokuriku Electric Power Company (C)	9,000	90,396
Hokuto Corp.	1,600	28,571
H-One Company, Ltd.	1,000	10,981
Honeys Holdings Company, Ltd.	1,350	11,596
Hoosiers Holdings	1,500	10,753
Hosiden Corp.	4,400	36,880
Hosokawa Micron Corp.	600	37,197
Ibiden Company, Ltd.	6,600	105,459
IBJ Leasing Company, Ltd.	1,900	50,197
Ichibanya Company, Ltd.	1,100	48,035
Ichigo, Inc.	7,600	35,598
Ichikoh Industries, Ltd.	2,300	27,436
Ichinen Holdings Company, Ltd.	1,900	23,598
Ichiyoshi Securities Company, Ltd.	2,800	30,277
Icom, Inc.	500	12,202
Idec Corp.	1,600	37,386
IDOM, Inc.	3,900	21,533
Iino Kaiun Kaisha, Ltd.	7,300	33,091
IJT Technology Holdings Company, Ltd.	1,200	9,634
Ikegami Tsushinki Company, Ltd.	4,000	5,337
Imasen Electric Industrial	1,700	17,993
Imuraya Group Company, Ltd.	300	9,630
Inaba Denki Sangyo Company, Ltd.	1,600	65,288
Inaba Seisakusho Company, Ltd.	200	2,605
Inabata & Company, Ltd.	3,000	41,611
Inageya Company, Ltd.	1,500	24,598
Ines Corp.	1,900	18,174
Infocom Corp.	1,200	32,875
Infomart Corp.	5,100	67,619
Information Services International-Dentsu, Ltd.	1,100	33,084
Intage Holdings, Inc.	3,100	35,043
Internet Initiative Japan, Inc.	1,300	26,095
Inui Global Logistics Company, Ltd.	875	8,948
Iriso Electronics Company, Ltd.	1,000	60,326
Iseki & Company, Ltd.	1,200	21,384
Ishihara Sangyo Kaisha, Ltd. (C)	2,100	19,735
Istyle, Inc.	2,200	24,141
Itochu Enex Company, Ltd.	3,800	37,043
Itochu-Shokuhin Company, Ltd.	600	33,011
Itoki Corp.	2,100	12,213
Itokuro, Inc. (C)	400	25,442
IwaiCosmo Holdings, Inc.	900	11,639
Iwatani Corp.	2,200	76,532
J Trust Company, Ltd. (A)	4,900	40,352
JAC Recruitment Company, Ltd.	1,200	25,843
Jaccs Company, Ltd.	1,600	34,594
Jafco Company, Ltd.	1,400	56,751
Jalux, Inc.	500	13,447
Jamco Corp. (A)	500	11,367
Janome Sewing Machine Company, Ltd.	1,200	7,651
Japan Asset Marketing Company, Ltd. (A)(C)	14,200	16,136
Japan Aviation Electronics Industry, Ltd.	3,000	47,189
Japan Cash Machine Company, Ltd.	700	7,816
Japan Display, Inc. (C)	25,200	32,724
Japan Lifeline Company, Ltd.	1,200	29,419

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Material Company, Ltd.	2,100	$32,402
Japan Petroleum Exploration Company, Ltd.	2,000	52,142
Japan Property Management Center
Company, Ltd.	800	9,420
Japan Pulp & Paper Company, Ltd.	600	27,269
Japan Securities Finance Company, Ltd.	8,000	43,750
Japan Transcity Corp.	5,000	24,340
Jastec Company, Ltd.	400	4,242
JBCC Holdings, Inc.	1,900	20,169
JCU Corp.	1,800	41,755
Jeol, Ltd.	4,000	41,115
Jimoto Holdings, Inc.	9,800	14,868
JINS, Inc.	800	45,662
JMS Company, Ltd.	500	3,035
J-Oil Mills, Inc.	600	21,544
Joshin Denki Company, Ltd.	1,100	34,444
JSP Corp.	800	24,123
Juki Corp.	1,400	14,070
Justsystems Corp.	1,500	30,801
JVC Kenwood Corp.	9,070	25,660
K&O Energy Group, Inc.	800	13,496
kabu.com Securities Company, Ltd.	11,400	36,921
Kadokawa Dwango Corp.	3,636	40,184
Kaga Electronics Company, Ltd.	1,100	26,058
Kakiyasu Honten Company, Ltd.	900	22,754
Kameda Seika Company, Ltd.	700	37,413
Kamei Corp.	2,000	27,567
Kanaden Corp.	1,100	13,670
Kanagawa Chuo Kotsu Company, Ltd.	700	23,540
Kanamoto Company, Ltd.	1,900	59,991
Kandenko Company, Ltd.	3,700	40,542
Kanematsu Corp.	5,500	79,327
Kanematsu Electronics, Ltd.	700	25,621
Kansai Mirai Financial Group, Inc. (C)	4,924	37,293
Kanto Denka Kogyo Company, Ltd.	2,000	16,625
Kappa Create Company, Ltd.	1,000	13,023
Kasai Kogyo Company, Ltd.	1,000	12,376
Katakura Industries Company, Ltd.	1,700	19,937
Kato Sangyo Company, Ltd.	1,800	61,639
Kato Works Company, Ltd.	400	10,021
KAWADA TECHNOLOGIES, Inc.	200	12,914
Kawai Musical Instruments Manufacturing
Company, Ltd.	600	27,863
Kawasaki Kisen Kaisha, Ltd. (C)	3,500	64,613
Keihanshin Building Company, Ltd.	3,200	26,391
Keihin Corp.	3,300	66,965
Keiyo Company, Ltd.	3,400	16,861
Kenko Mayonnaise Company, Ltd.	900	33,082
Key Coffee, Inc.	1,600	31,830
KFC Holdings Japan, Ltd.	600	10,799
KH Neochem Company, Ltd.	600	18,154
Kimoto Company, Ltd. (A)	3,000	7,797
Kintetsu World Express, Inc.	2,600	53,587
Kissei Pharmaceutical Company, Ltd.	2,000	54,184
Kitagawa Corp.	900	21,205
Kitanotatsujin Corp. (A)	3,300	23,625
Kito Corp.	900	17,266
Kitz Corp.	4,600	37,662
KLab, Inc.	2,100	27,829
KNT-CT Holdings Company, Ltd. (C)	700	9,802
Koa Corp.	2,300	57,591
Koatsu Gas Kogyo Company, Ltd.	3,000	26,281
Kobe Bussan Company, Ltd.	700	34,481
Kobe Electric Railway Company, Ltd. (C)	300	10,820
Kohnan Shoji Company, Ltd.	1,800	41,901

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kohsoku Corp.	1,400	$17,024
Kojima Company, Ltd. (C)	3,000	14,442
Kokuyo Company, Ltd.	5,000	88,690
Komatsu Seiren Company, Ltd.	2,000	17,542
KOMEDA Holdings Company, Ltd.	1,700	33,425
Komeri Company, Ltd.	1,500	38,058
Komori Corp.	3,700	42,995
Kondotec, Inc.	1,300	11,984
Konishi Company, Ltd.	2,200	35,612
Konoike Transport Company, Ltd.	2,600	39,197
Koshidaka Holdings Company, Ltd.	2,000	29,369
Kotobuki Spirits Company, Ltd.	900	47,055
Krosaki Harima Corp.	400	22,756
Kumagai Gumi Company, Ltd.	1,800	63,102
Kumiai Chemical Industry Company, Ltd. (A)	6,584	51,590
Kura Corp.	500	33,177
Kurabo Industries, Ltd.	16,000	50,477
Kureha Corp.	1,100	78,480
Kurimoto, Ltd.	1,000	17,607
Kusuri no Aoki Holdings Company, Ltd.	400	26,615
KYB Corp.	1,600	72,689
Kyodo Printing Company, Ltd.	500	12,939
Kyoei Steel, Ltd.	1,800	33,966
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	35,093
Kyokuto Securities Company, Ltd.	2,300	30,099
Kyokuyo Company, Ltd.	700	22,704
KYORIN Holdings, Inc.	3,100	64,338
Kyoritsu Maintenance Company, Ltd.	660	36,165
Kyosan Electric Manufacturing Company, Ltd.	2,000	12,364
Kyushu Financial Group, Inc.	3,700	17,806
LAC Company, Ltd.	1,400	21,660
Lasertec Corp.	1,800	50,435
LEC, Inc.	800	33,346
Leopalace21 Corp.	12,500	68,391
Life Corp.	1,200	29,810
LIFULL Company, Ltd.	3,800	25,114
Like Company, Ltd. (A)	1,100	17,166
Link And Motivation, Inc.	2,300	27,645
Lintec Corp.	1,900	55,056
M&A Capital Partners Company, Ltd. (C)	300	26,700
Macnica Fuji Electronics Holdings, Inc.	2,250	37,726
Maeda Corp.	7,000	80,229
Maeda Kosen Company, Ltd.	1,100	18,868
Maeda Road Construction Company, Ltd.	4,000	75,932
Maezawa Kasei Industries Company, Ltd. (A)	1,100	12,326
Maezawa Kyuso Industries Company, Ltd.	900	15,821
Makino Milling Machine Company, Ltd.	6,000	46,544
Mamezou Holdings Company, Ltd.	700	6,104
Mandom Corp.	1,000	31,101
Mani, Inc.	1,200	53,898
MarkLines Company, Ltd.	1,000	22,427
Mars Engineering Corp.	700	16,468
Marubun Corp.	200	1,497
Marudai Food Company, Ltd.	8,000	36,372
Maruha Nichiro Corp.	1,638	65,966
Marusan Securities Company, Ltd.	4,700	43,129
Maruwa Company, Ltd.	600	47,960
Maruwa Unyu Kikan Company, Ltd.	600	21,932
Maruzen Showa Unyu Company, Ltd.	4,000	18,266
Marvelous, Inc. (A)	1,400	11,522
Matsuda Sangyo Company, Ltd.	1,400	20,619
Matsui Securities Company, Ltd.	1,900	18,136
Matsuya Foods Company, Ltd.	700	23,816
Max Company, Ltd.	2,000	25,288
Maxell Holdings, Ltd.	2,200	37,019

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MCJ Company, Ltd.	3,200	$24,432
MEC Company, Ltd.	1,500	28,375
Medical Data Vision Company, Ltd. (A)(C)	1,700	24,204
Megachips Corp.	900	23,926
Megmilk Snow Brand Company, Ltd.	2,700	72,129
Meidensha Corp.	9,000	32,420
Meiko Electronics Company, Ltd.	2,000	41,046
Meiko Network Japan Company, Ltd.	1,100	12,661
Meisei Industrial Company, Ltd.	3,000	21,781
Meitec Corp.	1,800	86,277
Meito Sangyo Company, Ltd.	900	14,346
Melco Holdings, Inc.	300	11,111
Menicon Company, Ltd.	800	21,413
METAWATER Company, Ltd.	800	23,223
Mie Kotsu Group Holdings, Inc.	3,700	18,044
Milbon Company, Ltd.	1,112	49,797
Mimasu Semiconductor Industry
Company, Ltd.	1,400	22,486
Ministop Company, Ltd.	1,100	22,185
Miraca Holdings, Inc.	1,500	44,618
Mirait Holdings Corp.	4,240	65,570
Miroku Jyoho Service Company, Ltd.	700	17,593
Misawa Homes Company, Ltd.	2,000	16,593
Mitani Corp.	500	22,300
Mitani Sekisan Company, Ltd.	600	14,154
Mito Securities Company, Ltd.	6,300	22,725
Mitsuba Corp.	2,300	18,421
Mitsubishi Logisnext Company, Ltd.	1,000	11,416
Mitsubishi Logistics Corp.	1,000	21,564
Mitsubishi Paper Mills, Ltd.	2,600	14,797
Mitsubishi Pencil Company, Ltd.	800	16,585
Mitsubishi Research Institute, Inc.	500	22,861
Mitsubishi Shokuhin Company, Ltd.	200	5,332
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	19,386
Mitsuboshi Belting, Ltd.	2,000	25,097
Mitsui E&S Holdings Company, Ltd.	4,600	60,221
Mitsui High-Tec, Inc. (A)	2,200	27,882
Mitsui Home Company, Ltd.	3,000	18,071
Mitsui Matsushima Company, Ltd.	1,000	14,912
Mitsui Sugar Company, Ltd.	1,000	30,994
Mitsui-Soko Holdings Company, Ltd. (C)	11,000	34,193
Mitsuuroko Group Holdings Company, Ltd.	3,200	25,581
Mizuno Corp.	1,400	52,269
Mochida Pharmaceutical Company, Ltd.	600	43,674
Modec, Inc.	1,300	35,976
Monex Group, Inc. (A)	10,400	59,958
Morinaga Milk Industry Company, Ltd.	2,400	89,691
Morita Holdings Corp.	2,200	44,361
Morpho, Inc. (A)(C)	500	13,252
MrMax Holdings, Ltd.	1,700	10,446
Musashi Seimitsu Industry Company, Ltd.	1,300	43,099
N Field Company, Ltd.	1,300	20,488
Nachi-Fujikoshi Corp.	1,100	49,070
Nagaileben Company, Ltd.	1,200	30,484
Nagase & Company, Ltd.	5,000	78,028
Nagatanien Holdings Company, Ltd.	2,000	27,131
Nagawa Company, Ltd.	600	25,927
Nakamuraya Company, Ltd.	300	13,021
Nakanishi, Inc.	1,200	27,220
Nakayama Steel Works, Ltd.	1,100	6,652
Namura Shipbuilding Company, Ltd.	3,252	13,724
NEC Capital Solutions, Ltd.	800	13,921
NEC Networks & System Integration Corp.	1,500	33,714
NET One Systems Company, Ltd.	5,100	87,555
Neturen Company, Ltd.	2,300	20,012

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nextage Company, Ltd. (A)	2,300	$26,224
Nice Holdings, Inc.	600	7,255
Nichias Corp.	7,000	87,537
Nichiban Company, Ltd.	700	19,056
Nichicon Corp.	3,400	42,735
Nichiden Corp.	600	11,552
Nichiha Corp.	1,600	60,402
NichiiGakkan Company, Ltd.	2,700	30,603
Nichi-iko Pharmaceutical Company, Ltd.	3,100	45,690
Nichireki Company, Ltd.	2,000	21,641
Nichirin Company, Ltd.	1,040	21,428
Nihon Chouzai Company, Ltd.	400	10,602
Nihon Dempa Kogyo Company, Ltd. (A)	1,800	8,665
Nihon Flush Company, Ltd.	500	11,673
Nihon House Holdings Company, Ltd.	1,000	5,065
Nihon Kagaku Sangyo Company, Ltd. (A)	1,000	11,976
Nihon Kohden Corp.	1,300	36,176
Nihon Nohyaku Company, Ltd.	4,000	25,682
Nihon Parkerizing Company, Ltd.	6,000	86,300
Nihon Tokushu Toryo Company, Ltd.	1,000	21,175
Nihon Unisys, Ltd.	3,200	80,249
Nikkiso Company, Ltd.	3,900	39,488
Nikkon Holdings Company, Ltd.	3,800	99,645
Nippo Corp.	1,000	18,200
Nippon Air Conditioning Services
Company, Ltd.	1,600	12,040
Nippon Beet Sugar
Manufacturing Company, Ltd.	900	19,508
Nippon Ceramic Company, Ltd.	1,400	36,412
Nippon Chemical Industrial Company, Ltd.	700	31,233
Nippon Chemi-Con Corp.	1,100	42,762
Nippon Coke & Engineering Company, Ltd.	18,000	19,127
Nippon Concrete Industries Company, Ltd.	2,600	7,745
Nippon Denko Company, Ltd. (A)	6,530	18,528
Nippon Densetsu Kogyo Company, Ltd.	2,100	46,176
Nippon Fine Chemical Company, Ltd.	800	9,191
Nippon Flour Mills Company, Ltd.	4,000	69,540
Nippon Gas Company, Ltd.	1,300	75,692
Nippon Hume Corp.	2,000	16,045
Nippon Kanzai Company, Ltd.	700	13,884
Nippon Kayaku Company, Ltd.	3,600	40,216
Nippon Kodoshi Corp. (A)	800	21,002
Nippon Koei Company, Ltd.	1,000	24,763
Nippon Koshuha Steel Company, Ltd. (A)	800	5,669
Nippon Light Metal Holdings Company, Ltd.	38,100	85,478
Nippon Paper Industries Company, Ltd. (A)	4,700	74,927
Nippon Parking Development Company, Ltd.	8,400	14,394
Nippon Pillar Packing Company, Ltd.	1,500	19,920
Nippon Seiki Company, Ltd.	3,000	56,659
Nippon Sharyo, Ltd. (A)(C)	6,000	15,144
Nippon Sheet Glass Company, Ltd.	5,800	55,632
Nippon Signal Company, Ltd.	5,100	49,384
Nippon Soda Company, Ltd.	8,000	44,197
Nippon Steel & Sumikin Bussan Corp.	972	48,179
Nippon Suisan Kaisha, Ltd.	15,600	76,870
Nippon Thompson Company, Ltd.	4,700	36,791
Nippon Valqua Industries, Ltd.	1,000	28,416
Nippon Yakin Kogyo Company, Ltd.	10,000	28,780
Nipro Corp.	5,100	58,843
Nishikawa Rubber Company, Ltd.	800	17,381
Nishimatsu Construction Company, Ltd.	3,200	91,709
Nishimatsuya Chain Company, Ltd.	2,900	33,329
Nishi-Nippon Financial Holdings, Inc.	7,000	81,614
Nishi-Nippon Railroad Company, Ltd.	2,800	76,147
Nishio Rent All Company, Ltd.	800	25,635

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissan Shatai Company, Ltd.	3,400	$30,957
Nissei ASB Machine Company, Ltd. (A)	500	25,984
Nissei Build Kogyo Company, Ltd.	2,000	20,522
Nissei Plastic Industrial Company, Ltd.	1,600	18,118
Nissha Company, Ltd. (A)	2,300	47,333
Nisshin Fudosan Company, Ltd.	4,500	27,999
Nisshin Steel Company, Ltd.	3,660	50,443
Nisshinbo Holdings, Inc.	8,368	89,694
Nissin Corp.	1,400	32,439
Nissin Electric Company, Ltd.	3,400	31,263
Nissin Kogyo Company, Ltd.	2,100	37,132
Nissin Sugar Company, Ltd.	1,100	20,957
Nitta Corp.	1,300	50,948
Nittan Valve Company, Ltd.	1,200	3,849
Nittetsu Mining Company, Ltd.	300	14,168
Nitto Boseki Company, Ltd.	1,100	26,286
Nitto Kogyo Corp.	1,600	31,970
Nitto Kohki Company, Ltd.	1,000	23,387
Nitto Seiko Company, Ltd.	1,700	10,472
Nittoku Engineering Company, Ltd.	1,400	36,533
NOF Corp.	3,700	119,381
Nohmi Bosai, Ltd.	1,300	27,764
Nojima Corp.	1,600	35,532
Nomura Company, Ltd.	2,400	52,926
Noritake Company, Ltd.	700	38,736
Noritsu Koki Company, Ltd.	1,000	17,153
Noritz Corp.	2,100	34,182
North Pacific Bank, Ltd.	20,300	67,756
NS Solutions Corp.	400	10,061
NS Tool Company, Ltd.	400	9,022
NS United Kaiun Kaisha, Ltd.	800	15,508
NSD Company, Ltd.	2,400	54,634
NTN Corp.	5,600	22,920
NuFlare Technology, Inc.	400	24,542
Obara Group, Inc.	600	34,165
Oenon Holdings, Inc.	6,000	23,751
Ohsho Food Service Corp.	700	39,907
Oiles Corp.	1,380	26,227
Okabe Company, Ltd.	2,600	22,592
Okamoto Industries, Inc.	3,000	34,203
Okamura Corp.	3,700	54,330
Okasan Securities Group, Inc.	7,000	34,396
Oki Electric Industry Company, Ltd.	4,700	52,530
Okinawa Cellular Telephone Company	400	16,025
OKUMA Corp.	1,200	63,275
Okumura Corp.	1,600	52,080
Okura Industrial Company, Ltd.	800	18,786
Okuwa Company, Ltd. (A)	3,000	31,439
Onoken Company, Ltd.	1,500	25,279
Onward Holdings Company, Ltd.	7,100	54,439
Open Door, Inc. (C)	600	12,308
OPT Holding, Inc.	500	10,630
Optex Group Company, Ltd.	1,400	39,057
Organo Corp.	600	17,109
Origin Electric Company, Ltd.	600	11,875
Osaka Organic Chemical Industry, Ltd.	1,400	18,343
Osaka Soda Company, Ltd.	800	22,760
Osaka Steel Company, Ltd. (A)	700	13,343
OSAKA Titanium Technologies
Company, Ltd.	800	11,925
Osaki Electric Company, Ltd.	3,000	22,996
OSG Corp.	2,600	53,478
OSJB Holdings Corp.	7,600	19,167
Outsourcing, Inc.	3,800	70,295
Oyo Corp.	1,300	16,536

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pacific Industrial Company, Ltd.	3,000	$44,020
Pacific Metals Company, Ltd. (C)	1,100	40,354
PAL GROUP Holdings Company, Ltd.	700	16,529
PALTAC Corp.	500	28,753
Paramount Bed Holdings Company, Ltd.	800	34,285
Parco Company, Ltd.	800	8,706
Paris Miki Holdings, Inc.	1,100	4,971
Pasona Group, Inc.	1,500	24,338
PC Depot Corp.	1,700	8,901
Penta-Ocean Construction Company, Ltd.	14,500	96,934
Pepper Food Service Company, Ltd. (A)	600	24,674
PIA Corp.	200	11,247
Pilot Corp.	900	50,069
Piolax, Inc.	2,100	50,558
Pioneer Corp. (A)(C)	31,100	43,161
Plenus Company, Ltd.	1,300	21,302
Poletowin Pitcrew Holdings, Inc.	1,000	21,554
Press Kogyo Company, Ltd.	7,000	41,013
Pressance Corp.	1,800	27,779
Prestige International, Inc.	2,500	33,479
Prima Meat Packers, Ltd.	10,000	57,803
Pronexus, Inc.	600	7,161
Prospect Company, Ltd.	33,000	14,840
Proto Corp.	200	2,618
PS Mitsubishi Construction Company, Ltd.	2,600	14,658
Punch Industry Company, Ltd.	1,300	11,989
Qol Company, Ltd.	1,400	26,144
Raito Kogyo Company, Ltd.	3,100	32,358
Raysum Company, Ltd.	1,600	23,455
Relia, Inc.	1,200	17,111
Renaissance, Inc.	500	11,357
Rengo Company, Ltd.	3,100	27,265
Resorttrust, Inc.	1,300	22,965
Retail Partners Company, Ltd.	300	4,532
Rheon Automatic Machinery Company, Ltd.	1,500	26,062
Ricoh Leasing Company, Ltd.	800	26,303
Riken Corp.	600	31,386
Riken Keiki Company, Ltd.	1,300	29,321
Riken Technos Corp.	3,000	14,982
Riken Vitamin Company, Ltd.	700	27,797
Ringer Hut Company, Ltd.	1,700	39,785
Riso Kagaku Corp.	800	16,879
Riso Kyoiku Company, Ltd. (A)	3,100	23,694
Rock Field Company, Ltd.	1,000	17,194
Rokko Butter Company, Ltd. (A)	600	12,682
Roland DG Corp.	900	19,768
Rorze Corp. (A)	900	17,373
Round One Corp.	3,800	59,649
Royal Holdings Company, Ltd. (A)	900	24,637
RS Technologies Company, Ltd.	400	20,549
Ryobi, Ltd.	1,400	46,024
Ryoden Corp.	1,500	24,442
Ryosan Company, Ltd.	2,100	76,847
Ryoyo Electro Corp.	1,600	25,840
S Foods, Inc.	500	19,651
S&B Foods, Inc.	300	29,065
Sac’s Bar Holdings, Inc.	600	5,378
Saibu Gas Company, Ltd.	1,900	51,374
Saizeriya Company, Ltd.	2,100	47,971
Sakai Chemical Industry Company, Ltd.	1,400	37,641
Sakai Moving Service Company, Ltd. (A)	500	24,799
Sakata INX Corp.	3,100	40,432
Sala Corp.	3,000	18,854
SAMTY Company, Ltd.	1,600	29,271
San Ju San Financial Group, Inc. (C)	1,700	30,689

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
San-A Company, Ltd.	900	$44,452
San-Ai Oil Company, Ltd.	3,500	43,100
Sanden Holdings Corp.	1,400	18,245
Sangetsu Corp.	3,900	78,928
Sanken Electric Company, Ltd.	7,000	37,029
Sanki Engineering Company, Ltd.	4,000	39,080
Sankyo Seiko Company, Ltd.	3,200	13,224
Sankyo Tateyama, Inc.	2,500	31,183
Sanoh Industrial Company, Ltd.	2,600	16,548
Sanshin Electronics Company, Ltd.	2,300	39,906
Sanyo Chemical Industries, Ltd.	900	38,947
Sanyo Denki Company, Ltd.	400	28,361
Sanyo Electric Railway Company, Ltd.	1,600	38,744
Sanyo Shokai, Ltd. (A)	700	14,016
Sanyo Special Steel Company, Ltd.	1,400	33,384
Sanyo Trading Company, Ltd.	1,000	19,159
Sapporo Holdings, Ltd.	2,700	67,709
Sato Holdings Corp.	1,700	50,782
Sawada Holdings Company, Ltd.	1,000	9,319
Sawai Pharmaceutical Company, Ltd.	2,100	95,502
SBS Holdings, Inc.	2,200	24,122
Seika Corp.	500	10,884
Seikagaku Corp.	1,700	22,797
Seikitokyu Kogyo Company, Ltd.	1,600	10,440
Seiko Holdings Corp.	1,400	30,058
Seiren Company, Ltd.	2,700	42,007
Sekisui Jushi Corp.	2,200	46,093
Sekisui Plastics Company, Ltd.	2,500	24,988
Senko Group Holdings Company, Ltd.	7,400	58,445
Senshu Electric Company, Ltd.	500	14,196
Senshu Ikeda Holdings, Inc.	17,200	58,003
Senshukai Company, Ltd. (A)(C)	3,300	15,436
Septeni Holdings Company, Ltd.	6,500	14,238
SFP Holdings Company, Ltd.	600	10,905
Shibaura Electronics Company, Ltd.	500	19,981
Shibuya Corp.	800	24,473
SHIFT, Inc. (C)	700	30,970
Shikibo, Ltd.	1,100	12,700
Shikoku Chemicals Corp.	3,000	41,826
Shima Seiki Manufacturing, Ltd.	1,200	57,190
Shimachu Company, Ltd.	3,300	104,799
Shin Nippon Air Technologies Company, Ltd.	1,200	18,079
Shinagawa Refractories Company, Ltd.	600	19,172
Shindengen Electric Manufacturing
Company, Ltd.	500	23,851
Shin-Etsu Polymer Company, Ltd.	3,000	27,937
Shinkawa, Ltd. (A)(C)	1,500	11,545
Shinko Electric Industries Company, Ltd.	5,100	45,516
Shinko Plantech Company, Ltd.	3,300	33,265
Shinko Shoji Company, Ltd.	1,600	25,042
Shinmaywa Industries, Ltd.	6,000	70,381
Shinnihon Corp.	2,500	28,810
Shinoken Group Company, Ltd.	2,000	30,367
Shinwa Company, Ltd.	700	15,137
Ship Healthcare Holdings, Inc.	2,600	97,975
Shizuoka Gas Company, Ltd.	4,500	41,248
Shoei Company, Ltd. (A)	400	14,123
Shoei Foods Corp.	700	24,574
Showa Corp.	3,500	57,525
Showa Sangyo Company, Ltd.	1,400	36,571
Siix Corp. (A)	1,600	35,015
Sinfonia Technology Company, Ltd.	8,000	28,356
Sinko Industries, Ltd.	1,500	26,774
Sintokogio, Ltd.	3,400	30,096
SKY Perfect JSAT Holdings, Inc.	10,300	49,068

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SMK Corp.	3,000	$10,237
SMS Company, Ltd. (A)	3,200	58,355
Sodick Company, Ltd.	2,400	21,836
Software Service, Inc.	300	20,992
Sogo Medical Company, Ltd.	1,200	25,058
Soken Chemical & Engineering
Company, Ltd.	800	14,473
Solasto Corp.	1,500	16,722
Sourcenext Corp.	3,200	23,965
Sparx Group Company, Ltd.	7,400	16,749
SRA Holdings	600	16,551
SRS Holdings Company, Ltd.	1,800	16,358
St. Marc Holdings Company, Ltd.	800	19,736
Star Mica Company, Ltd.	1,100	21,986
Star Micronics Company, Ltd.	2,300	35,562
Starts Corp., Inc.	1,900	46,259
Starzen Company, Ltd.	300	15,807
Stella Chemifa Corp.	800	27,458
Studio Alice Company, Ltd.	900	21,317
Sumida Corp.	1,600	17,957
Suminoe Textile Company, Ltd.	500	12,215
Sumitomo Densetsu Company, Ltd.	1,300	23,251
Sumitomo Mitsui Construction Company, Ltd.	6,000	41,708
Sumitomo Osaka Cement Company, Ltd.	22,000	103,012
Sumitomo Riko Company, Ltd.	2,400	24,595
Sumitomo Seika Chemicals Company, Ltd.	500	24,935
Sun Frontier Fudousan Company, Ltd.	2,200	25,969
SWCC Showa Holdings Company, Ltd.	2,400	15,537
Systena Corp.	4,800	48,923
Syuppin Company, Ltd.	1,200	18,309
T Hasegawa Company, Ltd.	1,600	34,880
T RAD Company, Ltd.	500	15,483
T&K Toka Company, Ltd.	1,600	17,218
Tachibana Eletech Company, Ltd.	1,360	24,861
Tachi-S Company, Ltd.	2,400	40,201
Tadano, Ltd.	6,000	73,585
Taihei Dengyo Kaisha, Ltd.	1,500	37,933
Taiho Kogyo Company, Ltd.	1,200	13,836
Taikisha, Ltd.	1,600	48,494
Taisei Lamick Company, Ltd.	500	14,060
Taiyo Holdings Company, Ltd.	1,000	41,007
Taiyo Yuden Company, Ltd.	5,700	158,870
Takamatsu Construction Group Company, Ltd.	1,000	29,984
Takaoka Toko Company, Ltd. (A)	700	12,382
Takara Holdings, Inc.	4,700	62,141
Takara Leben Company, Ltd.	6,300	23,573
Takara Standard Company, Ltd.	2,800	46,620
Takasago International Corp.	1,200	38,395
Takasago Thermal Engineering Company, Ltd.	3,100	57,479
Take And Give Needs Company, Ltd.	200	3,668
Takeei Corp.	700	7,573
Takeuchi Manufacturing Company, Ltd.	2,200	46,190
Takihyo Company, Ltd. (A)	600	13,134
Takuma Company, Ltd.	4,800	58,372
Tamron Company, Ltd.	1,500	26,649
Tamura Corp.	7,000	44,269
Tanseisha Company, Ltd.	1,700	21,491
Tateru, Inc.	1,500	24,690
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	21,302
Tayca Corp.	1,500	30,327
TechMatrix Corp.	1,400	28,912
TechnoPro Holdings, Inc.	600	36,843
Teikoku Electric Manufacturing
Company, Ltd.	1,700	20,748
Teikoku Sen-I Company, Ltd.	1,200	25,055

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tekken Corp.	800	$22,027
Tenma Corp.	1,000	17,913
T-Gaia Corp.	700	17,864
The 77 Bank, Ltd.	4,400	95,560
The Aichi Bank, Ltd.	600	25,985
The Akita Bank, Ltd.	1,100	30,585
The Aomori Bank, Ltd. (A)	1,700	51,286
The Awa Bank, Ltd.	11,000	67,695
The Bank of Iwate, Ltd.	1,100	42,294
The Bank of Nagoya, Ltd. (A)	1,100	38,174
The Bank of Okinawa, Ltd.	1,640	60,034
The Bank of Saga, Ltd.	1,000	22,386
The Chiba Kogyo Bank, Ltd.	3,200	13,926
The Chukyo Bank, Ltd.	900	18,906
The Daishi Bank, Ltd.	1,700	67,527
The Ehime Bank, Ltd.	2,100	24,391
The Eighteenth Bank, Ltd.	10,000	26,042
The First Bank of Toyama, Ltd.	2,800	12,064
The Fukui Bank, Ltd.	1,800	39,324
The Fukushima Bank, Ltd. (C)	2,100	13,232
The Hokkoku Bank, Ltd.	1,500	58,921
The Hokuetsu Bank, Ltd.	2,000	39,780
The Hyakugo Bank, Ltd.	16,000	62,785
The Hyakujushi Bank, Ltd.	17,000	55,778
The Iyo Bank, Ltd.	2,100	13,838
The Japan Steel Works, Ltd.	1,600	40,278
The Japan Wool Textile Company, Ltd.	4,000	37,113
The Juroku Bank, Ltd.	2,400	63,227
The Keiyo Bank, Ltd.	16,000	68,605
The Kinki Sharyo Company, Ltd. (A)(C)	300	6,514
The Kita-Nippon Bank, Ltd.	700	16,862
The Kiyo Bank, Ltd.	3,800	62,512
The Michinoku Bank, Ltd.	1,400	22,961
The Miyazaki Bank, Ltd.	1,000	30,459
The Monogatari Corp. (A)	400	40,705
The Musashino Bank, Ltd.	1,700	50,404
The Nagano Bank, Ltd.	800	13,345
The Nanto Bank, Ltd.	2,000	50,928
The Nippon Road Company, Ltd.	500	25,687
The Nisshin Oillio Group, Ltd.	2,000	60,039
The Ogaki Kyoritsu Bank, Ltd.	2,600	65,950
The Oita Bank, Ltd.	900	30,551
The Okinawa Electric Power Company, Inc.	3,196	66,671
The Pack Corp.	800	25,827
The San-In Godo Bank, Ltd.	8,000	71,416
The Shibusawa Warehouse Company, Ltd.	1,000	15,581
The Shiga Bank, Ltd.	16,000	81,847
The Shikoku Bank, Ltd.	2,800	34,487
The Shimizu Bank, Ltd.	500	9,552
The Sumitomo Warehouse Company, Ltd.	10,048	60,880
The Tochigi Bank, Ltd.	8,000	27,684
The Toho Bank, Ltd.	12,000	43,379
The Tohoku Bank, Ltd.	400	4,981
The Tottori Bank, Ltd.	400	6,135
The Towa Bank, Ltd.	2,900	29,728
The Yamagata Bank, Ltd.	2,000	42,471
The Yamanashi Chuo Bank, Ltd.	10,000	38,018
Tigers Polymer Corp.	1,000	6,916
TKC Corp.	1,100	40,962
Toa Corp. (Hyogo)	1,400	15,373
Toa Corp. (Tokyo)	1,200	30,825
Toagosei Company, Ltd.	6,900	79,621
Tobishima Corp.	7,200	12,586
TOC Company, Ltd.	3,400	24,732
Tocalo Company, Ltd.	3,200	33,378

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toda Corp.	13,000	$112,894
Toda Kogyo Corp. (A)	300	7,706
Toei Animation Company, Ltd.	900	31,367
Toei Company, Ltd.	500	51,176
Toenec Corp.	600	17,994
Toho Company, Ltd.	600	14,386
Toho Holdings Company, Ltd.	3,200	78,009
Toho Titanium Company, Ltd. (A)	3,000	27,494
Toho Zinc Company, Ltd.	800	29,553
Tokai Corp.	1,200	25,831
TOKAI Holdings Corp.	4,000	38,614
Tokai Rika Company, Ltd.	2,600	49,294
Tokai Tokyo Financial Holdings, Inc.	11,500	73,279
Token Corp.	310	27,315
Tokushu Tokai Paper Company, Ltd.	600	23,569
Tokuyama Corp.	1,200	38,435
Tokyo Base Company, Ltd. (A)(C)	900	6,870
Tokyo Dome Corp.	5,500	49,118
Tokyo Energy & Systems, Inc.	2,000	22,937
Tokyo Individualized Educational
Institute, Inc.	1,200	10,584
Tokyo Keiki, Inc.	1,000	11,210
Tokyo Kiraboshi Financial Group, Inc.	1,936	46,395
Tokyo Ohka Kogyo Company, Ltd.	2,600	100,175
Tokyo Rakutenchi Company, Ltd.	200	10,389
Tokyo Rope Manufacturing Company, Ltd.	700	11,145
Tokyo Seimitsu Company, Ltd.	2,600	85,693
Tokyo Steel Manufacturing Company, Ltd. (A)	5,100	45,245
Tokyo Tekko Company, Ltd.	800	11,470
Tokyo Theatres Company, Inc.	900	11,549
Tokyotokeiba Company, Ltd.	1,100	47,483
Tokyu Construction Company, Ltd.	1,500	14,552
Tomato Bank, Ltd.	1,100	15,130
Tomen Devices Corp.	200	5,056
Tomoe Corp.	2,200	9,115
Tomoe Engineering Company, Ltd.	800	16,593
Tomoku Company, Ltd.	1,200	22,038
TOMONY Holdings, Inc.	10,600	45,377
Tomy Company, Ltd.	4,500	37,299
Tonami Holdings Company, Ltd.	500	29,691
Topcon Corp.	5,100	87,302
Toppan Forms Company, Ltd.	3,400	34,375
Topre Corp.	2,300	57,806
Topy Industries, Ltd.	1,300	36,041
Toridoll Holdings Corp.	1,400	33,048
Torii Pharmaceutical Company, Ltd.	1,100	26,713
Torikizoku Company, Ltd.	500	11,699
Torishima Pump Manufacturing
Company, Ltd.	900	8,422
Tosei Corp.	1,300	13,751
Toshiba Machine Company, Ltd.	8,000	38,088
Toshiba Plant Systems & Services Corp.	1,500	34,274
Toshiba TEC Corp.	5,000	30,400
Tosho Company, Ltd.	800	30,522
Tosho Printing Company, Ltd.	1,500	13,399
Totetsu Kogyo Company, Ltd.	1,800	57,288
Towa Corp.	1,300	13,064
Towa Pharmaceutical Company, Ltd.	700	37,448
Toyo Construction Company, Ltd.	3,100	13,743
Toyo Corp.	2,400	19,521
Toyo Denki Seizo KK (A)	600	10,118
Toyo Engineering Corp. (A)(C)	2,200	15,052
Toyo Ink SC Holdings Company, Ltd.	2,200	57,317
Toyo Kanetsu KK	400	14,566
Toyo Securities Company, Ltd.	6,000	14,137

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyo Tanso Company, Ltd.	1,000	$29,230
Toyo Tire & Rubber Company, Ltd.	2,900	42,279
Toyo Wharf & Warehouse Company, Ltd.	600	9,241
Toyobo Company, Ltd.	4,993	82,999
TPR Company, Ltd.	1,400	32,581
Trancom Company, Ltd.	300	20,602
Tri Chemical Laboratories, Inc.	600	23,801
Trusco Nakayama Corp.	2,500	62,377
Trust Tech, Inc.	400	14,035
TS Tech Company, Ltd.	900	37,493
TSI Holdings Company, Ltd.	5,270	37,209
Tsubaki Nakashima Company, Ltd.	700	16,473
Tsubakimoto Chain Company	8,000	63,449
Tsugami Corp.	3,000	26,520
Tsukishima Kikai Company, Ltd.	2,000	28,479
Tsukuba Bank, Ltd.	5,700	13,296
Tsukui Corp.	4,800	43,293
Tsurumi Manufacturing Company, Ltd.	1,000	16,805
Tsutsumi Jewelry Company, Ltd.	700	11,608
TV Asahi Holdings Corp.	700	15,355
Tv Tokyo Holdings Corp.	1,100	33,583
UACJ Corp. (A)	1,903	41,014
Uchida Yoko Company, Ltd.	800	27,784
UKC Holdings Corp.	700	14,242
Ulvac, Inc.	400	15,259
Uniden Holdings Corp.	9,000	25,443
Union Tool Company	700	21,847
Unipres Corp.	2,600	50,873
United Arrows, Ltd.	1,200	44,714
United Super Markets Holdings, Inc.	4,200	54,319
UNITED, Inc. (A)	400	9,621
Unitika, Ltd. (C)	5,900	33,555
Unizo Holdings Company, Ltd.	1,900	35,346
U-Shin, Ltd. (A)(C)	2,300	14,695
Ushio, Inc.	5,200	66,038
UT Group Company, Ltd. (C)	1,500	56,024
V Technology Company, Ltd.	200	36,894
Valor Holdings Company, Ltd.	2,600	59,228
ValueCommerce Company, Ltd.	1,600	26,727
Vector, Inc.	1,100	22,713
Vision, Inc. (C)	500	16,750
Vital KSK Holdings, Inc.	3,500	36,458
Vitec Holdings Company, Ltd.	900	18,105
VT Holdings Company, Ltd.	6,600	34,692
Wacoal Holdings Corp.	3,200	93,201
Wacom Company, Ltd.	2,000	11,346
Wakachiku Construction Company, Ltd.	900	13,332
Wakita & Company, Ltd.	4,000	41,929
Warabeya Nichiyo Holdings Company, Ltd.	900	20,646
Watahan & Company, Ltd.	300	8,966
WATAMI Company, Ltd. (A)	1,200	15,731
WDB Holdings Company, Ltd.	700	21,021
Weathernews, Inc.	500	15,171
West Holdings Corp.	1,300	8,685
WIN-Partners Company, Ltd.	1,000	13,549
World Holdings Company, Ltd.	600	18,214
Xebio Holdings Company, Ltd.	2,800	44,529
Yahagi Construction Company, Ltd.	2,000	15,967
Yaizu Suisankagaku Industry Company, Ltd.	1,100	12,310
Yakuodo Company, Ltd.	700	25,199
YAMABIKO Corp.	2,400	28,742
YAMADA Consulting Group Company, Ltd.	300	8,622
Yamaichi Electronics Company, Ltd. (A)	1,700	23,188
YA-MAN, Ltd. (A)	1,700	28,427
Yamashin-Filter Corp.	3,000	29,119

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamato Kogyo Company, Ltd.	2,300	$69,383
Yamazen Corp.	3,900	37,227
Yaoko Company, Ltd.	600	33,066
Yasuda Logistics Corp.	1,400	11,368
Yellow Hat, Ltd.	1,000	29,514
Yodogawa Steel Works, Ltd.	1,200	30,605
Yokogawa Bridge Holdings Corp.	2,100	49,733
Yokohama Reito Company, Ltd.	2,900	26,432
Yokowo Company, Ltd.	1,200	20,265
Yomeishu Seizo Company, Ltd.	500	11,167
Yomiuri Land Company, Ltd.	200	8,355
Yondenko Corp.	600	14,479
Yondoshi Holdings, Inc.	1,300	31,777
Yorozu Corp.	1,800	27,653
Yuasa Trading Company, Ltd.	1,100	35,030
Yume No Machi Souzou Iinkai Company, Ltd.	1,700	35,287
Yumeshin Holdings Company, Ltd.	2,200	22,997
Yurtec Corp.	2,000	16,374
Yushiro Chemical Industry Company, Ltd.	1,100	16,812
Zenrin Company, Ltd.	1,950	47,104
ZERIA Pharmaceutical Company, Ltd.	900	19,450
ZIGExN Company, Ltd. (C)	3,400	27,125
Zojirushi Corp.	2,000	24,406
Zuken, Inc.	800	12,987
		33,464,958
Jersey, Channel Islands - 0.2%
Centamin PLC	71,818	112,606
Phoenix Group Holdings	18,668	166,239
		278,845
Jordan - 0.0%
Hikma Pharmaceuticals PLC	1,419	27,989
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	850	52,257
VP Bank AG	149	28,348
		80,605
Luxembourg - 0.3%
APERAM SA	3,400	145,733
B&M European Value Retail SA	15,615	82,953
Grand City Properties SA	2,015	52,240
IVS Group SA	880	11,893
L’Occitane International SA	22,250	36,639
Stabilus SA	820	73,663
Sword Group	496	20,539
		423,660
Macau - 0.0%
Macau Legend Development, Ltd. (A)	129,000	21,190
Malaysia - 0.0%
Lynas Corp., Ltd. (C)	16,658	28,746
Malta - 0.1%
Kindred Group PLC	6,512	81,581
Monaco - 0.1%
Endeavour Mining Corp. (A)(C)	3,183	57,116
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco (C)	273	16,560
		73,676
Mongolia - 0.0%
Mongolian Mining Corp. (A)(C)	346,000	5,664
Netherlands - 2.6%
Aalberts Industries NV	6,065	289,728
Accell Group	1,846	39,416
AMG Advanced Metallurgical Group NV	2,022	113,076
Amsterdam Commodities NV (A)	1,174	32,122

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Arcadis NV (A)	6,868	$123,418
Argenx SE (A)(C)	826	69,496
ASM International NV	3,323	183,107
ASR Nederland NV	539	21,949
Atrium European Real Estate, Ltd. (C)	9,345	42,345
Basic-Fit NV (A)(C)(D)	814	27,397
BE Semiconductor Industries NV	5,106	137,402
Beter Bed Holding NV (A)	1,056	8,515
BinckBank NV	4,478	25,322
Boskalis Westminster	6,329	183,918
Brack Capital Properties NV (C)	230	25,108
Brunel International NV	1,126	19,017
Corbion NV	4,115	130,969
Euronext NV (D)	2,460	155,885
Flow Traders (D)	1,771	68,888
ForFarmers NV	1,296	16,823
Fugro NV (A)(C)	6,541	94,749
Gemalto NV (C)	3,520	204,554
GrandVision NV (D)	442	9,911
Heijmans NV (C)	2,023	26,583
Hunter Douglas NV	312	22,900
IMCD NV	1,497	100,108
Innoconcepts NV (B)(C)	10,527	0
Intertrust NV (D)	2,332	41,356
KAS Bank NV	330	3,759
Kendrion NV	1,052	42,924
Koninklijke BAM Groep NV	21,587	90,498
Koninklijke Vopak NV	4,088	188,424
Nederland Apparatenfabriek	225	11,948
Nostrum Oil & Gas PLC (C)	1,610	4,103
OCI NV (C)	3,590	96,404
Ordina NV	5,537	12,334
PostNL NV	30,476	114,208
QIAGEN NV (C)	1,807	65,502
SBM Offshore NV	12,039	186,669
SIF Holding NV	504	9,854
Signify NV (D)	2,131	55,132
Sligro Food Group NV	1,765	92,464
TKH Group NV	2,191	138,724
TomTom NV (C)	9,381	84,638
Van Lanschot Kempen NV	1,125	31,771
Wessanen (A)	4,763	99,921
		3,543,339
New Zealand - 0.7%
Air New Zealand, Ltd.	29,312	62,985
Chorus, Ltd.	17,681	50,033
EBOS Group, Ltd.	3,359	40,816
Freightways, Ltd.	5,397	28,566
Genesis Energy, Ltd.	22,721	37,541
Gentrack Group, Ltd.	2,608	12,575
Heartland Bank, Ltd.	15,680	18,038
Infratil, Ltd.	26,911	61,562
Kathmandu Holdings, Ltd.	4,554	8,977
Mainfreight, Ltd.	3,278	61,689
Metlifecare, Ltd.	10,897	46,188
New Zealand Oil & Gas, Ltd.	1,419	576
NZME, Ltd. (A)	13,259	7,689
PGG Wrightson, Ltd.	8,197	3,659
Pike River Coal, Ltd. (B)(C)	21,968	0
Port of Tauranga, Ltd.	9,464	32,673
Restaurant Brands New Zealand, Ltd.	4,775	25,219
Scales Corp., Ltd.	5,176	16,239
SKY Network Television, Ltd.	18,776	33,032
SKYCITY Entertainment Group, Ltd.	41,208	112,661
Summerset Group Holdings, Ltd.	13,043	67,544

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Synlait Milk, Ltd. (C)	4,590	$35,527
The New Zealand Refining Company, Ltd.	11,354	18,761
The Warehouse Group, Ltd.	9,894	13,795
Tourism Holdings, Ltd.	6,274	28,248
TOWER, Ltd. (C)	12,717	6,632
Trade Me Group, Ltd.	14,357	45,271
Vista Group International, Ltd.	5,589	14,495
Z Energy, Ltd.	5,674	29,077
		920,068
Norway - 0.8%
ABG Sundal Collier Holding ASA	13,972	10,238
Akastor ASA (C)	6,104	13,381
Aker Solutions ASA (C)	6,300	43,923
American Shipping Company ASA (C)	1,661	6,001
Atea ASA (C)	4,256	61,291
Austevoll Seafood ASA	5,634	67,587
Axactor AB (A)(C)	11,423	34,005
B2Holding ASA	4,699	9,791
Bonheur ASA	1,672	22,610
Borregaard ASA	4,320	46,579
BW Offshore, Ltd. (C)	8,308	42,397
DNO ASA (C)	36,835	67,808
Ekornes ASA	1,675	28,292
Europris ASA (C)(D)	1,916	5,721
Frontline, Ltd. (C)	5,015	29,074
Grieg Seafood ASA	2,264	23,804
Hexagon Composites ASA (A)	9,323	31,478
Hoegh LNG Holdings, Ltd.	2,568	14,191
Kongsberg Automotive ASA (C)	29,400	33,701
Kvaerner ASA (C)	11,623	24,473
NEL ASA (A)(C)	30,841	11,997
Nordic Nanovector ASA (A)(C)	2,098	15,567
Nordic Semiconductor ASA (A)(C)	7,334	46,719
Norwegian Air Shuttle ASA (A)(C)	2,047	62,479
Norwegian Property ASA	7,609	10,068
Ocean Yield ASA	4,830	42,082
Odfjell Drilling, Ltd. (C)	2,195	9,071
Otello Corp ASA (C)	6,623	17,520
Petroleum Geo-Services ASA (C)	19,660	91,847
Prosafe SE (A)(C)	336	769
Protector Forsikring ASA (A)(C)	4,177	33,991
Sbanken ASA (D)	3,381	35,524
Scatec Solar ASA (D)	4,197	28,306
Sevan Marine ASA (C)	2,068	3,620
Solstad Farstad ASA (C)	2,340	1,924
Treasure ASA	3,110	4,964
Veidekke ASA (A)	4,595	46,122
Wilh Wilhelmsen Holding ASA, Class A	862	21,589
XXL ASA (A)(D)	3,048	24,639
		1,125,143
Peru - 0.0%
Hochschild Mining PLC	16,530	41,495
Portugal - 0.5%
Altri SGPS SA	3,101	31,251
Banco Comercial Portugues SA (A)(C)	763,825	228,408
CTT-Correios de Portugal SA (A)	8,914	31,225
Mota-Engil SGPS SA (C)	5,636	18,810
NOS SGPS SA	17,437	95,376
REN - Redes Energeticas Nacionais SGPS
SA (A)	29,268	81,880
Semapa-Sociedade de Investimento & Gestao	1,885	50,366
Sonae SGPS SA	64,578	77,486
Teixeira Duarte SA (C)	21,736	6,373

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Portugal (continued)
The Navigator Company SA	12,847	$76,284
		697,459
Russia - 0.0%
Petropavlovsk PLC (C)	214,252	22,493
Singapore - 1.0%
Accordia Golf Trust	40,300	18,177
Ascendas India Trust	45,100	33,423
Banyan Tree Holdings, Ltd.	19,800	7,698
Best World International, Ltd.	16,300	14,796
BOC Aviation, Ltd. (D)	3,800	23,581
Boustead Projects, Ltd.	3,000	1,786
Boustead Singapore, Ltd.	10,000	5,721
Bukit Sembawang Estates, Ltd.	11,000	46,649
BW LPG, Ltd. (C)(D)	4,059	16,156
China Aviation Oil Singapore Corp., Ltd.	14,400	15,616
Chip Eng Seng Corp., Ltd.	33,000	20,311
CITIC Envirotech, Ltd.	26,900	10,853
ComfortDelGro Corp., Ltd.	44,100	75,895
COSCO Shipping International Singapore
Company, Ltd. (C)	58,900	16,121
CSE Global, Ltd.	34,000	10,720
Delfi, Ltd.	21,900	20,151
Ezion Holdings, Ltd. (C)	131,300	8,687
Far East Orchard, Ltd.	5,000	4,875
First Resources, Ltd.	19,300	22,057
Gallant Venture, Ltd. (C)	71,000	6,912
GL, Ltd.	51,700	29,754
Golden Agri-Resources, Ltd.	227,000	50,685
GuocoLand, Ltd.	10,400	15,497
Halcyon Agri Corp., Ltd.	4,293	1,621
Haw Par Corp., Ltd.	4,700	46,284
Ho Bee Land, Ltd.	11,400	19,807
Hong Fok Corp., Ltd.	52,800	25,942
Hong Leong Asia, Ltd. (C)	13,000	8,566
Hong Leong Finance, Ltd.	6,400	12,426
Hutchison Port Holdings Trust	161,400	45,046
Hyflux, Ltd. (C)	24,000	1,200
IGG, Inc.	47,000	59,821
Indofood Agri Resources, Ltd.	25,000	3,942
Kenon Holdings, Ltd.	787	11,953
Keppel Infrastructure Trust	140,600	53,640
M1, Ltd.	16,900	19,821
Metro Holdings, Ltd.	31,600	26,374
Midas Holdings, Ltd. (B)(C)	86,000	10,301
OUE, Ltd.	11,100	12,702
Raffles Medical Group, Ltd.	34,100	25,241
RHT Health Trust	26,900	15,296
SBS Transit, Ltd.	5,000	9,542
Sembcorp Marine, Ltd.	19,400	28,899
Sheng Siong Group, Ltd.	29,900	23,231
SIA Engineering Company, Ltd.	12,800	29,479
SIIC Environment Holdings, Ltd. (C)	35,800	11,021
Sinarmas Land, Ltd.	94,200	21,000
Singapore Post, Ltd.	66,100	61,037
Singapore Press Holdings, Ltd.	49,100	93,568
Stamford Land Corp., Ltd.	59,000	20,777
StarHub, Ltd.	33,100	40,268
Swiber Holdings, Ltd. (B)(C)	15,000	1,200
UMS Holdings, Ltd.	14,000	8,479
United Engineers, Ltd.	32,100	66,149
United Industrial Corp., Ltd.	7,100	16,924
UOB-Kay Hian Holdings, Ltd.	21,499	20,032
Wheelock Properties Singapore, Ltd.	8,300	9,916
Wing Tai Holdings, Ltd.	21,205	30,930
XP Power, Ltd.	482	22,377

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Yeo Hiap Seng, Ltd.	1,104	$818
Yongnam Holdings, Ltd. (C)	32,625	6,460
		1,398,211
South Africa - 0.1%
Lonmin PLC (C)	4,766	2,641
Petra Diamonds, Ltd. (C)	87,324	64,712
		67,353
Spain - 2.6%
Acciona SA	1,823	150,480
Acerinox SA	10,424	137,736
Adveo Group International SA (C)	702	1,178
Alantra Partners SA	1,181	21,464
Almirall SA	4,472	59,770
Amper SA (A)(C)	82,546	28,576
Applus Services SA	6,546	87,244
Atresmedia Corp. de Medios de
Comunicacion SA	6,046	50,718
Baron de Ley (C)	172	23,084
Bolsas y Mercados Espanoles SHMSF SA	4,108	135,461
Caja de Ahorros del Mediterraneo (B)(C)	5,428	0
Cellnex Telecom SA (D)	7,524	189,165
Cia de Distribucion Integral Logista
Holdings SA	1,883	48,597
CIE Automotive SA	3,433	101,019
Construcciones y Auxiliar de Ferrocarriles SA	1,425	68,196
Distribuidora Internacional de
Alimentacion SA	26,359	76,571
Duro Felguera SA (A)(C)	5,568	1,874
Ebro Foods SA	5,367	125,103
eDreams ODIGEO SA (C)	6,457	26,213
Elecnor SA	2,026	30,100
Enagas SA	10,746	313,421
Ence Energia y Celulosa SA	12,997	114,882
Ercros SA	12,631	65,499
Euskaltel SA (D)	6,084	55,014
Faes Farma SA	20,978	88,702
Fluidra SA	1,739	27,786
Fomento de Construcciones y Contratas
SA (C)	995	12,510
Global Dominion Access SA (C)(D)	7,114	38,404
Grupo Catalana Occidente SA	3,214	142,894
Grupo Ezentis SA (C)	25,276	21,538
Indra Sistemas SA (C)	7,058	84,194
Laboratorios Farmaceuticos Rovi SA	987	18,092
Liberbank SA (C)	130,927	66,886
Mediaset Espana Comunicacion SA	7,779	65,388
Melia Hotels International SA	6,008	82,182
Miquel y Costas & Miquel SA	922	34,640
NH Hotel Group SA	16,992	125,395
Obrascon Huarte Lain SA	14,644	46,712
Papeles y Cartones de Europa SA	5,059	100,004
Parques Reunidos Servicios Centrales
SAU (D)	711	11,406
Pharma Mar SA (C)	13,550	24,039
Promotora de Informaciones SA, Class A (C)	16,196	30,396
Prosegur Cia de Seguridad SA	14,186	92,411
Quabit Inmobiliaria SA (C)	11,110	24,962
Realia Business SA (C)	13,915	17,349
Sacyr SA	27,338	74,530
Solaria Energia y Medio Ambiente SA (A)(C)	5,568	43,678
Talgo SA (C)(D)	4,711	28,182
Tecnicas Reunidas SA (A)	2,298	73,844
Tubacex SA (C)	6,252	20,741
Tubos Reunidos SA (A)(C)	9,106	3,343

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Vidrala SA	964	$91,728
Viscofan SA	2,574	175,104
Zardoya Otis SA	6,140	58,549
		3,636,954
Sweden - 2.6%
AAK AB	1,236	19,615
AcadeMedia AB (C)(D)	1,818	9,833
Acando AB	6,279	21,922
AddLife AB	856	18,071
AddNode Group AB	908	9,037
AddTech AB, B Shares	3,734	82,329
AF AB, B Shares	4,252	97,079
Ahlsell AB (D)	3,686	21,697
Ahlstrom-Munksjo OYJ	4,382	79,040
Alimak Group AB (A)(D)	1,185	18,115
Atrium Ljungberg AB, B Shares	2,105	33,917
Attendo AB (D)	2,185	19,294
Avanza Bank Holding AB (A)	1,929	98,739
Beijer Alma AB	2,050	28,335
Beijer Ref AB	6,750	121,995
Bergman & Beving AB	2,270	23,977
Betsson AB (C)	7,923	48,026
Bilia AB, A Shares	5,260	40,973
BillerudKorsnas AB (A)	1,434	20,214
BioGaia AB, B Shares	839	37,351
Bonava AB, B Shares (A)	3,323	38,923
Bravida Holding AB (D)	3,544	28,095
Bufab AB (A)	1,896	23,893
Bulten AB	717	8,320
Bure Equity AB	3,775	42,494
Byggmax Group AB (A)	5,363	23,311
Capio AB (D)	2,461	11,759
Catena AB	1,035	20,186
Clas Ohlson AB, B Shares (A)	3,185	25,266
Cloetta AB, B Shares	18,972	57,422
Collector AB (A)(C)	1,870	12,612
Com Hem Holding AB	4,044	65,605
Concordia Maritime AB, B Shares (C)	2,200	2,518
D Carnegie & Company AB (C)	787	12,755
Dios Fastigheter AB	6,611	39,567
Dometic Group AB (D)	4,454	43,592
Duni AB	2,559	36,605
Dustin Group AB (A)(D)	3,736	33,641
Eastnine AB	1,669	17,444
Enea AB (C)	1,999	20,023
Fabege AB	1,996	23,740
Fagerhult AB	3,293	28,100
FastPartner AB	1,125	6,097
Granges AB	4,391	57,297
Haldex AB	3,364	33,476
Hemfosa Fastigheter AB	7,325	85,559
HIQ International AB (C)	3,756	25,939
HMS Networks AB (A)	633	10,802
Hoist Finance AB (A)(D)	2,083	15,224
Holmen AB	3,897	88,267
Indutrade AB	1,820	43,315
Inwido AB	3,126	22,335
JM AB	5,515	98,222
KappAhl AB	2,691	9,642
Klovern AB, B Shares	23,978	26,529
KNOW IT AB	1,068	20,462
Kungsleden AB	11,322	77,932
Lagercrantz Group AB, B Shares (A)	2,996	32,574
Lifco AB, B Shares	630	22,379
Lindab International AB	6,008	43,922

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Loomis AB, B Shares	2,824	$97,838
Mekonomen AB (A)	2,150	29,594
Modern Times Group MTG AB, B Shares	1,286	53,664
Momentum Group AB, Class B (C)	2,270	27,949
Mycronic AB (A)	3,734	41,616
NCC AB, B Shares (A)	2,552	42,316
NetEnt AB (C)	8,580	45,574
New Wave Group AB, B Shares	4,353	25,493
Nobia AB	6,676	51,260
Nobina AB (D)	4,895	37,326
Nolato AB, B Shares	1,128	90,766
NP3 Fastigheter AB	1,683	10,534
OEM International AB, B Shares	1,656	33,430
Pandox AB	2,052	34,788
Peab AB	11,387	85,626
Platzer Fastigheter Holding AB, Series B	1,885	12,276
Qliro Group AB (A)(C)	6,110	9,050
Ratos AB, B Shares	14,845	49,472
RaySearch Laboratories AB (C)	1,111	12,996
Recipharm AB, B Shares (A)(C)	1,946	29,032
Resurs Holding AB (D)	1,621	10,393
Sagax AB, B Shares	2,621	32,437
SAS AB (C)	6,411	12,246
Scandi Standard AB	2,986	19,055
Scandic Hotels Group AB (D)	4,043	34,785
Sectra AB, B Shares (C)	487	12,864
Sensys Gatso Group AB (C)	23,414	3,276
SkiStar AB	803	16,702
Sweco AB, B Shares	3,430	80,752
Systemair AB	901	8,936
Thule Group AB (D)	3,182	78,872
Tobii AB (C)	2,460	10,967
Troax Group AB	436	14,027
VBG Group AB, B Shares	630	9,937
Victoria Park AB, B Shares	7,077	29,960
Vitrolife AB	1,450	21,180
Wallenstam AB, B Shares (A)	6,840	61,360
Wihlborgs Fastigheter AB	8,332	96,186
		3,559,938
Switzerland - 4.7%
Allreal Holding AG (C)	841	137,038
Alpiq Holding AG (C)	155	11,741
ALSO Holding AG (C)	269	32,117
APG SGA SA	88	32,948
Arbonia AG (C)	2,962	48,687
Aryzta AG (A)(C)	3,629	54,282
Ascom Holding AG	2,404	43,495
Autoneum Holding AG	221	51,590
Bachem Holding AG, Class B	99	13,050
Bank Cler AG	634	33,362
Banque Cantonale de Geneve	142	26,639
Banque Cantonale Vaudoise	91	69,946
Belimo Holding AG	21	91,300
Bell Food Group AG	138	44,156
Bellevue Group AG (C)	467	10,876
Berner Kantonalbank AG (A)	285	52,445
BKW AG	659	42,535
Bobst Group SA	632	64,620
Bossard Holding AG, Class A	447	82,864
Bucher Industries AG	463	154,442
Burckhardt Compression Holding AG	228	80,881
Burkhalter Holding AG (A)	218	18,430
Calida Holding AG (C)	285	10,318
Cembra Money Bank AG	1,457	114,120
Cicor Technologies, Ltd. (C)	277	19,417

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Coltene Holding AG	170	$17,423
Conzzeta AG	54	62,109
Daetwyler Holding AG	589	113,007
DKSH Holding AG	1,026	72,132
dormakaba Holding AG (C)	197	137,620
EFG International AG (C)	4,687	34,987
Emmi AG	158	134,422
Energiedienst Holding AG	559	16,442
Feintool International Holding AG (C)	142	15,223
Fenix Outdoor International AG	225	27,322
Ferrexpo PLC	5,662	13,614
Flughafen Zurich AG	661	134,490
Forbo Holding AG	66	98,352
GAM Holding AG (C)	11,204	154,064
Georg Fischer AG	261	333,293
Gurit Holding AG (A)	22	17,869
Helvetia Holding AG	463	264,136
Hiag Immobilien Holding AG (C)	305	36,872
HOCHDORF Holding AG (A)(C)	124	35,117
Huber & Suhner AG	574	34,903
Hypothekarbank Lenzburg AG	3	13,761
Implenia AG	994	75,587
Inficon Holding AG (C)	129	65,572
Interroll Holding AG	38	66,659
Intershop Holding AG	72	36,679
IWG PLC	38,584	162,137
Jungfraubahn Holding AG	153	22,682
Kardex AG (C)	420	58,118
Komax Holding AG	232	61,093
Kudelski SA (A)(C)	2,497	23,320
LEM Holding SA	34	50,649
Logitech International SA	3,003	131,564
Luzerner Kantonalbank AG	254	132,052
MCH Group AG (C)	273	13,581
Metall Zug AG, B Shares	12	38,015
Mobilezone Holding AG (A)	1,773	17,908
Mobimo Holding AG	463	114,337
OC Oerlikon Corp. AG (C)	9,688	147,594
Orascom Development Holding AG (C)	533	7,955
Orell Fuessli Holding AG (A)	92	10,040
Oriflame Holding AG (C)	1,523	48,904
Orior AG	425	36,594
Panalpina Welttransport Holding AG (A)	610	83,039
Phoenix Mecano AG	38	25,369
Plazza AG, Class A	62	14,217
PSP Swiss Property AG	2,015	186,803
Rieter Holding AG	251	43,251
Romande Energie Holding SA	34	40,603
Schaffner Holding AG (C)	40	13,108
Schmolz & Bickenbach AG (C)	39,436	30,972
Schweiter Technologies AG	71	73,911
SFS Group AG (C)	645	68,021
Siegfried Holding AG (C)	210	83,948
St. Galler Kantonalbank AG	125	64,967
Sulzer AG	887	107,439
Sunrise Communications Group AG (C)(D)	1,531	124,402
Swiss Prime Site AG (C)	339	31,147
Swissquote Group Holding SA	588	32,547
Tamedia AG	201	30,436
Tecan Group AG	559	135,661
u-blox Holding AG (A)(C)	323	64,002
Valiant Holding AG	1,060	119,824
Valora Holding AG (C)	284	92,719
VAT Group AG (C)(D)	840	111,849
Vaudoise Assurances Holding SA	64	33,330

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Vetropack Holding AG	10	$20,189
Von Roll Holding AG (A)(C)	7,878	9,556
Vontobel Holding AG	1,927	139,758
VZ Holding AG	83	26,088
Walliser Kantonalbank	203	23,705
Warteck Invest AG (C)	7	13,708
Ypsomed Holding AG (A)(C)	276	40,143
Zehnder Group AG	615	25,464
Zug Estates Holding AG, B Shares	16	27,789
Zuger Kantonalbank AG	13	77,329
		6,444,791
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (B)(C)	138,000	0
United Arab Emirates - 0.0%
Lamprell PLC (C)	33,134	41,242
United Kingdom - 15.8%
4imprint Group PLC	1,523	34,585
A.G. Barr PLC	5,484	49,742
AA PLC	27,539	45,057
Acacia Mining PLC (C)	8,311	13,730
Afren PLC (B)(C)	55,554	0
Aggreko PLC	12,621	112,306
Alizyme PLC (B)(C)	22,479	0
Anglo Pacific Group PLC	12,147	22,865
Anglo-Eastern Plantations PLC	1,225	11,156
Arrow Global Group PLC	6,931	22,074
Ashmore Group PLC	13,971	68,497
Auto Trader Group PLC (D)	42,564	238,545
AVEVA Group PLC	1,203	42,540
Avon Rubber PLC	2,322	43,773
Babcock International Group PLC	6,949	74,663
Balfour Beatty PLC	48,469	180,904
BBA Aviation PLC	65,305	292,970
Beazley PLC	34,635	266,897
Bellway PLC	7,616	300,876
Bodycote PLC	12,562	161,690
Bovis Homes Group PLC	13,073	197,111
Braemar Shipping Services PLC	1,328	4,536
Brewin Dolphin Holdings PLC	31,771	148,507
Britvic PLC	11,749	120,473
BTG PLC (C)	26,115	177,236
Cairn Energy PLC (C)	32,953	108,203
Cambian Group PLC	6,001	12,026
Capita PLC	4,370	9,185
Capital & Counties Properties PLC	37,080	140,263
Card Factory PLC	6,095	15,822
Carillion PLC (C)	35,521	6,657
Charles Taylor PLC	4,285	17,758
Chemring Group PLC	24,869	73,010
Chesnara PLC	5,125	24,438
Cineworld Group PLC	75,022	261,851
Circassia Pharmaceuticals PLC (C)	9,034	10,018
Clarkson PLC	2,406	72,888
Close Brothers Group PLC	13,426	262,100
CLS Holdings PLC	10,759	32,416
CMC Markets PLC (D)	7,009	18,379
Cobham PLC (C)	110,551	186,933
Computacenter PLC	4,832	92,058
Concentric AB	3,084	52,822
Connect Group PLC	21,090	8,632
Consort Medical PLC	3,903	61,299
Costain Group PLC	4,797	27,819
Countryside Properties PLC (D)	4,776	21,636
Countrywide PLC (C)	10,669	5,304

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Cranswick PLC	5,172	$229,691
Crest Nicholson Holdings PLC	16,969	87,041
Daejan Holdings PLC	569	44,037
Daily Mail & General Trust PLC, Class A	20,570	200,878
Dairy Crest Group PLC	16,625	107,579
De La Rue PLC	6,976	51,223
Debenhams PLC	76,182	14,966
Dechra Pharmaceuticals PLC	1,029	37,658
Devro PLC	11,119	29,220
DFS Furniture PLC	12,509	33,930
Dialight PLC (C)	105	697
Dialog Semiconductor PLC (C)	5,144	77,967
Dignity PLC	3,439	45,606
Diploma PLC	11,355	195,863
DiscoverIE Group PLC	3,093	17,771
Dixons Carphone PLC	16,350	40,123
Domino’s Pizza Group PLC	21,060	96,116
Drax Group PLC	33,303	143,653
Dunelm Group PLC	5,863	38,990
EI Group PLC (C)	40,990	78,693
Electrocomponents PLC	39,094	389,738
Elementis PLC	47,577	158,285
EnQuest PLC (C)	76,575	35,507
Equiniti Group PLC (D)	10,616	34,458
Essentra PLC	14,966	94,751
esure Group PLC	14,313	40,931
Euromoney Institutional Investor PLC	4,132	72,972
FDM Group Holdings PLC	2,162	27,926
Fidessa Group PLC	3,962	201,811
Findel PLC (C)	8,139	30,143
Firstgroup PLC (C)	121,071	132,627
FLEX LNG, Ltd. (C)	15,708	23,712
Foxtons Group PLC	23,551	17,624
Fuller Smith & Turner PLC, Class A	1,525	19,071
Galliford Try PLC	8,600	98,730
Games Workshop Group PLC	3,023	119,179
Gem Diamonds, Ltd. (C)	12,666	20,283
Genus PLC	3,572	123,899
Georgia Capital PLC (C)	2,491	33,861
Gocompare.Com Group PLC	23,140	39,899
Grainger PLC	22,342	90,596
Greene King PLC	20,833	157,811
Greggs PLC	5,760	75,538
Halfords Group PLC	15,547	71,005
Halma PLC	2,979	53,641
Hays PLC	59,922	147,150
Headlam Group PLC	6,602	42,594
Helical PLC	8,263	36,975
Henry Boot PLC	5,301	20,473
Hill & Smith Holdings PLC	7,545	146,770
Hilton Food Group PLC	1,880	24,694
HomeServe PLC	13,223	156,400
Howden Joinery Group PLC	53,782	379,266
Hunting PLC (C)	14,400	147,220
Ibstock PLC (D)	7,043	27,752
IG Group Holdings PLC	23,595	267,545
IMI PLC	11,737	174,658
Inchcape PLC	25,976	267,046
Indivior PLC (C)	37,592	189,294
Informa PLC	25,815	283,760
Inmarsat PLC	15,832	114,484
Intermediate Capital Group PLC	12,019	174,118
International Personal Finance PLC	12,526	33,650
Interserve PLC (C)	17,216	14,411
IP Group PLC (C)	127	212

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
ITE Group PLC	26,486	$27,926
J.D. Wetherspoon PLC	7,083	117,580
James Fisher & Sons PLC	4,634	106,825
Jardine Lloyd Thompson Group PLC	7,633	128,923
JD Sports Fashion PLC	22,486	130,294
John Laing Group PLC (D)	9,818	35,592
John Menzies PLC	7,323	60,450
John Wood Group PLC	27,017	223,106
Jupiter Fund Management PLC	22,824	133,815
Just Group PLC	20,396	36,271
KAZ Minerals PLC (C)	11,463	126,700
KCOM Group PLC	31,978	40,934
Keller Group PLC	6,571	87,654
Kier Group PLC	10,012	126,623
Ladbrokes Coral Group PLC (B)(C)	83,260	11,867
Laird PLC	45,141	119,020
Lancashire Holdings, Ltd.	16,425	122,736
Lookers PLC	22,449	32,105
Low & Bonar PLC	22,280	14,255
LSL Property Services PLC	6,404	22,487
Man Group PLC	100,818	233,707
Marshalls PLC	12,527	67,185
Marston’s PLC	54,494	71,428
McBride PLC (C)	14,770	26,021
McCarthy & Stone PLC (D)	19,899	25,689
Mears Group PLC	8,289	37,389
Meggitt PLC	42,927	278,561
Melrose Industries PLC	45,432	127,122
Merlin Entertainments PLC (D)	2,119	10,804
Metro Bank PLC (C)	674	28,674
Millennium & Copthorne Hotels PLC	11,031	77,165
Mitchells & Butlers PLC	18,406	63,011
Mitie Group PLC	31,221	64,245
MJ Gleeson PLC	2,770	28,931
Moneysupermarket.com Group PLC	21,439	88,993
Morgan Advanced Materials PLC	19,786	85,195
Morgan Sindall Group PLC	3,053	57,887
Mothercare PLC (C)	8,741	3,435
MWB Group Holdings PLC (B)(C)	11,618	747
N. Brown Group PLC	9,633	21,507
National Express Group PLC	36,763	194,112
NCC Group PLC	13,335	35,882
NEX Group PLC	19,909	269,125
Northgate PLC	13,449	72,016
Ocado Group PLC (C)	24,801	335,170
OneSavings Bank PLC	9,121	49,220
Ophir Energy PLC (C)	20,754	13,832
Oxford Instruments PLC	4,212	55,587
Pagegroup PLC	25,027	185,576
Paragon Banking Group PLC	14,059	88,643
PayPoint PLC	4,414	54,381
Pendragon PLC	102,667	33,124
Pennon Group PLC	25,144	262,957
Petrofac, Ltd.	10,788	82,874
Pets at Home Group PLC	8,991	15,340
Photo-Me International PLC	18,684	25,109
Polypipe Group PLC	5,799	29,384
Premier Foods PLC (C)	41,106	20,486
Premier Oil PLC (C)	52,556	88,869
Provident Financial PLC (C)	1,187	9,365
PZ Cussons PLC	16,024	47,576
QinetiQ Group PLC	39,382	139,772
Rank Group PLC	7,303	18,377
Rathbone Brothers PLC	3,037	103,632
Reach PLC	27,680	27,991

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Redrow PLC	15,996	$112,376
Renewi PLC	64,469	66,357
Renishaw PLC	3,133	218,404
Ricardo PLC	3,961	50,230
Rightmove PLC	2,140	149,591
RM PLC	8,752	25,746
Robert Walters PLC	3,076	28,530
Rotork PLC	60,697	267,319
RPC Group PLC	35,055	345,140
RPS Group PLC	21,630	73,089
Saga PLC	27,771	45,943
Savills PLC	9,220	105,632
SDL PLC	7,019	40,076
Senior PLC	41,571	166,205
Severfield PLC	11,941	13,492
SIG PLC	58,251	106,948
Soco International PLC	16,636	21,163
Softcat PLC	5,177	52,235
Spectris PLC	6,254	214,877
Speedy Hire PLC	24,369	20,239
Spirax-Sarco Engineering PLC	731	62,686
Spire Healthcare Group PLC (D)	8,597	28,355
Spirent Communications PLC	67,788	103,719
Sportech PLC (C)	11,390	12,268
Sports Direct International PLC (C)	7,111	37,413
SSP Group PLC	19,008	158,596
St. Ives PLC	3,492	4,731
St. Modwen Properties PLC	17,232	95,368
Stagecoach Group PLC	27,597	51,373
Stallergenes Greer PLC (C)	390	13,961
SThree PLC	8,144	39,141
Stobart Group, Ltd.	12,751	38,630
Stock Spirits Group PLC	6,082	18,251
Stolt-Nielsen, Ltd.	2,414	37,534
STV Group PLC	2,685	15,792
Superdry PLC	3,110	45,964
Synthomer PLC	16,727	115,907
TalkTalk Telecom Group PLC	31,116	42,956
Tate & Lyle PLC	29,683	252,613
Ted Baker PLC	2,189	62,117
Telecom Plus PLC	4,213	62,452
The Go-Ahead Group PLC	3,862	80,686
The Restaurant Group PLC	12,695	47,013
The Vitec Group PLC	1,430	24,702
The Weir Group PLC	78	2,048
Thomas Cook Group PLC	58,171	82,432
Topps Tiles PLC	15,591	13,192
TP ICAP PLC	33,151	183,929
Travis Perkins PLC	11,954	224,002
Trifast PLC	3,637	11,833
TT Electronics PLC	14,769	47,306
Tullow Oil PLC (A)(C)	148,951	479,270
U & I Group PLC	12,008	36,449
Ultra Electronics Holdings PLC	7,252	157,776
Vectura Group PLC (C)	41,947	43,110
Vesuvius PLC	16,164	127,064
Victrex PLC	9,879	378,214
Virgin Money Holdings UK PLC	8,472	40,788
Volex PLC (C)	3,136	3,092
Vp PLC	637	8,663
WH Smith PLC	6,444	169,619
William Hill PLC	58,234	232,585
Wilmington PLC	8,076	25,679
Wincanton PLC	7,151	24,512
Xaar PLC	5,629	17,721

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Zeal Network SE	349	$10,878
ZPG PLC (D)	6,724	43,237
		21,836,900
United States - 0.3%
Alacer Gold Corp. (C)	21,191	39,169
Argonaut Gold, Inc. (C)	12,132	21,317
Energy Fuels, Inc. (A)(C)	730	1,655
Epsilon Energy, Ltd. (C)	3,600	7,667
Invesque, Inc.	2,000	17,197
Ormat Technologies, Inc.	1	39
REC Silicon ASA (C)	135,975	15,246
Reliance Worldwide Corp., Ltd.	10,641	42,128
Sims Metal Management, Ltd.	12,099	143,694
Tahoe Resources, Inc.	19,100	94,000
		382,112
TOTAL COMMON STOCKS (Cost $124,563,837)		$136,365,747

PREFERRED SECURITIES - 0.2%
Germany - 0.2%
Draegerwerk AG & Company KGaA	721	51,615
Jungheinrich AG	1,678	62,031
Sartorius AG	646	96,171
Sixt SE	1,166	91,298
STO SE & Company KGaA	124	15,948
Villeroy & Boch AG	625	12,257
		329,320
TOTAL PREFERRED SECURITIES (Cost $212,141)		$329,320

RIGHTS - 0.0%
Champion Technology Holdings, Ltd.
(Expiration Date: 7-11-18; Strike
Price: HKD 0.40) (C)	13,630	73
Enerchina Holdings, Ltd. (Expiration
Date: 7-16-18; Strike Price: HKD 0.45) (C)	102,000	65
ITE Group PLC (Expiration Date: 7-11-18;
Strike Price: GBP 0.56) (C)	46,350	14,620
oOh!media, Ltd. (Expiration Date: 7-12-18;
Strike Price: AUD 4.60) (C)	4,114	1,066
Phoenix Group Holdings (Expiration
Date: 7-10-18; Strike Price: GBP 5.18) (C)	8,711	18,978
Sacyr SA (Expiration Date: 7-10-18) (C)(E)	35,417	2,023
TOTAL RIGHTS (Cost $22,538)		$36,825

WARRANTS - 0.0%
Ezion Holdings, Ltd. (Expiration Date: 4-6-23;
Strike Price: SGD 0.28) (C)	78,780	230
TOTAL WARRANTS (Cost $0)		$230

SECURITIES LENDING COLLATERAL - 7.9%
John Hancock Collateral Trust,
2.0600% (F)(G)	1,082,787	10,831,874
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,831,705)		$10,831,874
Total Investments (International Small Company Trust)
(Cost $135,630,221) - 106.7%		$147,563,996
Other assets and liabilities, net - (6.7%)		(9,212,682)
TOTAL NET ASSETS - 100.0%		$138,351,314

Currency Abbreviations

AUD	Australian Dollar
GBP	Pound Sterling
HKD	Hong Kong Dollar
SGD	Singapore Dollar

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

Security Abbreviations and Legend

(A)	A portion of this security is on loan as of 6-30-18.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

International Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.7%
Canada - 6.2%
Alamos Gold, Inc., Class A	1,859,600	$10,581,126
Barrick Gold Corp.	465,280	6,109,126
Cenovus Energy, Inc.	688,728	7,151,057
Husky Energy, Inc.	556,900	8,679,786
Wheaton Precious Metals Corp.	780,100	17,220,174
		49,741,269
China - 8.3%
Baidu, Inc., ADR (A)	68,960	16,757,280
China Life Insurance Company, Ltd., H Shares	2,653,000	6,806,250
China Telecom Corp., Ltd., H Shares	27,310,427	12,815,084
NetEase, Inc., ADR	25,700	6,493,619
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,726,600	7,504,409
Sinopec Engineering Group Company, Ltd.,
H Shares	8,099,000	8,446,381
Sinopharm Group Company, Ltd., H Shares	1,939,200	7,793,854
		66,616,877
Denmark - 1.7%
A.P. Moller - Maersk A/S, Series B	2,727	3,373,571
Orsted A/S (B)	76,448	4,619,076
Vestas Wind Systems A/S	88,978	5,493,174
		13,485,821
France - 6.5%
AXA SA	398,199	9,729,518
BNP Paribas SA	266,518	16,486,007
Cie Generale des Etablissements
Michelin SCA	40,451	4,893,690
Sanofi	129,858	10,422,354
TOTAL SA	83,724	5,084,210
Veolia Environnement SA	236,501	5,053,801
		51,669,580
Germany - 7.5%
Bayer AG	123,788	13,594,861
E.ON SE	780,774	8,318,770
Gerresheimer AG	108,417	8,771,372
Merck KGaA	63,863	6,216,902
MorphoSys AG (A)	54,753	6,683,751
Siemens AG	64,748	8,530,937
Telefonica Deutschland Holding AG	2,068,178	8,136,141
		60,252,734
Hong Kong - 3.3%
China Mobile, Ltd.	970,000	8,606,759
CK Hutchison Holdings, Ltd.	1,104,500	11,692,262
Kunlun Energy Company, Ltd.	3,826,000	3,341,421
Value Partners Group, Ltd.	3,795,900	2,984,681
		26,625,123

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India - 0.8%
Hero MotoCorp, Ltd.	88,402	$4,474,933
Jain Irrigation Systems, Ltd.	1,977,562	2,218,651
		6,693,584
Ireland - 3.1%
Bank of Ireland Group PLC	1,209,915	9,389,221
CRH PLC	155,259	5,461,137
Shire PLC	170,364	9,598,102
		24,448,460
Israel - 3.0%
Teva Pharmaceutical Industries, Ltd., ADR (C)	967,358	23,526,147
Italy - 2.1%
Eni SpA	921,177	17,079,908
Japan - 11.4%
Astellas Pharma, Inc.	804,900	12,249,438
Ezaki Glico Company, Ltd.	97,000	4,659,475
Inpex Corp.	479,000	4,974,838
Kirin Holdings Company, Ltd.	232,900	6,242,859
Mitsui Fudosan Company, Ltd.	132,800	3,198,923
Panasonic Corp.	454,900	6,134,064
Seven & i Holdings Company, Ltd.	167,100	7,288,181
SoftBank Group Corp.	247,100	17,644,954
Sumitomo Metal Mining Company, Ltd.	131,600	5,022,746
Sumitomo Rubber Industries, Ltd.	522,100	8,275,791
Suntory Beverage & Food, Ltd.	188,900	8,075,982
Taiheiyo Cement Corp.	233,800	7,691,166
		91,458,417
Luxembourg - 1.6%
SES SA	700,784	12,810,149
Malta - 0.0%
BGP Holdings PLC (A)(D)	2,126,418	2
Netherlands - 7.9%
Aegon NV	1,645,809	9,826,504
Flow Traders (B)	131,897	5,130,532
ING Groep NV	558,155	8,012,059
QIAGEN NV (A)	229,920	8,334,420
Royal Dutch Shell PLC, B Shares	667,431	23,902,680
SBM Offshore NV (C)	519,219	8,050,665
		63,256,860
Singapore - 1.4%
Singapore Telecommunications, Ltd.	4,713,200	10,641,450
Singapore Telecommunications, Ltd., ADR	4,900	110,226
		10,751,676
South Korea - 6.0%
Hana Financial Group, Inc.	273,914	10,518,503
KB Financial Group, Inc., ADR	247,151	11,487,578
Samsung Electronics Company, Ltd.	623,688	26,126,030
		48,132,111
Sweden - 0.5%
Getinge AB, B Shares (C)	406,590	3,691,037
Switzerland - 4.0%
Landis+Gyr Group AG (A)(C)	43,263	3,001,291
Roche Holding AG	82,766	18,362,314
UBS Group AG (A)	692,864	10,621,856
		31,985,461
Taiwan - 2.5%
Catcher Technology Company, Ltd.	496,000	5,537,991
Quanta Computer, Inc.	2,720,000	4,766,314
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,370,000	9,728,479
		20,032,784

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand - 2.0%
Bangkok Bank PCL	683,000	$4,086,996
Bangkok Bank PCL, NVDR	1,236,700	7,302,114
Kasikornbank PCL	209,700	1,263,873
Kasikornbank PCL, NVDR	573,200	3,353,657
		16,006,640
United Kingdom - 16.9%
Aviva PLC	918,976	6,097,480
BAE Systems PLC	944,250	8,033,019
Barclays PLC	4,312,850	10,660,209
BP PLC	3,591,198	27,323,663
Cobham PLC (A)	2,939,675	4,970,762
HSBC Holdings PLC	1,454,212	13,588,655
Johnson Matthey PLC	269,428	12,829,211
Kingfisher PLC	2,991,841	11,699,909
Rolls-Royce Holdings PLC (A)	614,328	8,001,664
Rolls-Royce Holdings PLC, C Shares
Entitlement (A)	42,614,484	56,240
SIG PLC	3,629,986	6,664,588
Standard Chartered PLC	2,116,670	19,226,572
Travis Perkins PLC	335,634	6,289,330
		135,441,302
TOTAL COMMON STOCKS (Cost $723,158,632)		$773,705,942

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral Trust,
2.0600% (E)(F)	1,828,938	18,296,146
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,296,879)		$18,296,146

SHORT-TERM INVESTMENTS - 2.8%
U.S. Government Agency - 2.8%
Federal Home Loan Bank Discount Note
1.550%, 07/02/2018 *	$22,500,000	22,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,498,997)		$22,500,000
Total Investments (International Value Trust)
(Cost $763,954,508) - 101.8%		$814,502,088
Other assets and liabilities, net - (1.8%)		(14,614,270)
TOTAL NET ASSETS - 100.0%		$799,887,818

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)	A portion of this security is on loan as of 6-30-18.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Lifestyle Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 82.4%
Equity - 82.4%
Strategic Equity Allocation, Series NAV, JHVIT
(JHAM) (B)(C)	1,365,057	$27,396,689
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $24,111,794)		$27,396,689

UNAFFILIATED INVESTMENT COMPANIES - 17.6%
Exchange-traded funds - 17.6%
Financial Select Sector SPDR Fund	22,191	590,059
Vanguard Energy ETF	3,953	415,381
Vanguard FTSE Emerging Markets ETF	42,070	1,775,354
Vanguard Health Care ETF	1,454	231,390
Vanguard Information Technology ETF	4,560	827,184
Vanguard Materials ETF	1,050	138,138
Vanguard Mid-Cap ETF	6,403	1,009,369
Vanguard Real Estate ETF (D)	4,081	332,397
Vanguard Small-Cap ETF	3,471	540,331
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $5,171,454)		$5,859,603

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral Trust, 2.0600% (E)(F)	33,079	330,908
TOTAL SECURITIES LENDING
COLLATERAL (Cost $330,927)		$330,908

SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.0898% (E)	146,007	146,007
TOTAL SHORT-TERM INVESTMENTS
(Cost $146,007)		$146,007
Total Investments (Lifestyle Aggressive
Portfolio) (Cost $29,760,182) - 101.4%		$33,733,207
Other assets and liabilities, net - (1.4%)		(473,137)
TOTAL NET ASSETS - 100.0%		$33,260,070

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 6-30-18.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 49.7%
Strategic Equity Allocation, Series NAV, JHVIT
(JHAM) (B)(C)	25,076,595	$503,287,270

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced Portfolio (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Fixed income - 50.3%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	38,511,376	$508,735,283
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $945,742,238)		$1,012,022,553
Total Investments (Lifestyle Balanced
Portfolio) (Cost $945,742,238) - 100.0%		$1,012,022,553
Other assets and liabilities, net - (0.0%)		(75,448)
TOTAL NET ASSETS - 100.0%		$1,011,947,105

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.

Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 19.7%
Strategic Equity Allocation, Series NAV, JHVIT
(JHAM) (B)(C)	1,771,547	$35,554,947
Fixed income - 80.3%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	10,971,821	144,937,761
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $179,690,546)		$180,492,708

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (E)	588	588
TOTAL SHORT-TERM INVESTMENTS
(Cost $588)		$588
Total Investments (Lifestyle Conservative
Portfolio) (Cost $179,691,134) - 100.0%		$180,493,296
Other assets and liabilities, net - (0.0%)		(27,513)
TOTAL NET ASSETS - 100.0%		$180,465,783

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.

Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.0%
Strategic Equity Allocation, Series NAV, JHVIT
(JHAM) (B)(C)	231,348,837	$4,643,171,155

Lifestyle Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Fixed income - 30.0%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	150,638,190	$1,989,930,495
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $5,939,002,329)		$6,633,101,650

COMMON STOCKS - 0.0%
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (E)(F)	3,621	0
Health care - 0.0%
Health care providers and services - 0.0%
MedCath Corp. (E)(F)	500	250
Industrials - 0.0%
Air freight and logistics - 0.0%
Ceva Logistics AG (F)	22,305	520,293
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (E)(F)	16,061	59
		520,352
Materials - 0.0%
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (E)(F)	7,800	0
Timminco, Ltd. (F)	300	0
TOTAL COMMON STOCKS (Cost $765,507)		$520,602
Total Investments (Lifestyle Growth Portfolio)
(Cost $5,939,767,836) - 100.0%		$6,633,622,252
Other assets and liabilities, net - (0.0%)		(326,949)
TOTAL NET ASSETS - 100.0%		$6,633,295,303

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing security.

Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.5%
Strategic Equity Allocation, Series NAV, JHVIT
(JHAM) (B)(C)	6,171,143	$123,854,839
Fixed income - 60.5%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	14,342,307	189,461,869
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $299,040,595)		$313,316,708

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (E)	527	$527
TOTAL SHORT-TERM INVESTMENTS
(Cost $527)		$527
Total Investments (Lifestyle Moderate
Portfolio) (Cost $299,041,122) - 100.0%		$313,317,235
Other assets and liabilities, net - (0.0%)		(34,959)
TOTAL NET ASSETS - 100.0%		$313,282,276

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.7%
Consumer discretionary – 12.6%
Auto components – 0.7%
Dana, Inc.	123,269	$2,488,801
Delphi Technologies PLC	75,240	3,420,410
Gentex Corp.	232,094	5,342,804
		11,252,015
Automobiles – 0.3%
Thor Industries, Inc.	41,530	4,044,607
Distributors – 0.3%
Pool Corp.	34,299	5,196,299
Diversified consumer services – 0.8%
Adtalem Global Education, Inc. (A)	51,056	2,455,794
Graham Holdings Company, Class B	3,727	2,184,395
Service Corp. International	155,325	5,559,082
Sotheby’s (A)	31,096	1,689,757
		11,889,028
Hotels, restaurants and leisure – 3.6%
Boyd Gaming Corp. (B)	69,621	2,413,064
Brinker International, Inc. (B)	37,151	1,768,388
Churchill Downs, Inc.	9,639	2,857,964
Cracker Barrel Old Country Store, Inc. (B)	20,338	3,176,999
Domino’s Pizza, Inc.	35,831	10,110,433
Dunkin’ Brands Group, Inc. (B)	70,304	4,855,897
ILG, Inc.	89,549	2,957,803
International Speedway Corp., Class A	20,626	921,982
Jack in the Box, Inc.	24,092	2,050,711
Papa John’s International, Inc. (B)	19,905	1,009,582
Scientific Games Corp. (A)	45,371	2,229,985
Six Flags Entertainment Corp. (B)	65,841	4,612,162
Texas Roadhouse, Inc.	55,673	3,647,138
The Cheesecake Factory, Inc. (B)	36,219	1,994,218
The Wendy’s Company	152,028	2,611,841
Wyndham Destinations, Inc.	84,555	3,743,250
Wyndham Hotels & Resorts, Inc.	84,513	4,971,900
		55,933,317
Household durables – 1.5%
Helen of Troy, Ltd. (A)	22,550	2,220,048

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
KB Home	71,664	$1,952,127
NVR, Inc. (A)	2,856	8,483,320
Tempur Sealy International, Inc. (A)(B)	39,169	1,882,070
Toll Brothers, Inc.	119,644	4,425,632
TRI Pointe Group, Inc. (A)	128,723	2,105,908
Tupperware Brands Corp.	43,383	1,789,115
		22,858,220
Leisure products – 0.7%
Brunswick Corp.	73,939	4,767,587
Polaris Industries, Inc. (B)	49,768	6,080,654
		10,848,241
Media – 1.5%
AMC Networks, Inc., Class A (A)	38,955	2,423,001
Cable One, Inc.	3,979	2,917,761
Cinemark Holdings, Inc.	90,053	3,159,059
John Wiley & Sons, Inc., Class A	38,030	2,373,072
Live Nation Entertainment, Inc. (A)	115,062	5,588,561
Meredith Corp. (B)	33,681	1,717,731
TEGNA, Inc.	182,866	1,984,096
The New York Times Company, Class A	108,434	2,808,441
		22,971,722
Multiline retail – 0.4%
Big Lots, Inc. (B)	35,749	1,493,593
Dillard’s, Inc., Class A (B)	16,793	1,586,939
Ollie’s Bargain Outlet Holdings, Inc. (A)	42,263	3,064,068
		6,144,600
Specialty retail – 2.1%
Aaron’s, Inc.	52,452	2,279,039
American Eagle Outfitters, Inc.	142,441	3,311,753
AutoNation, Inc. (A)	49,934	2,425,794
Bed Bath & Beyond, Inc.	118,652	2,364,141
Dick’s Sporting Goods, Inc.	66,030	2,327,558
Five Below, Inc. (A)	47,135	4,605,561
Murphy USA, Inc. (A)	26,186	1,945,358
Sally Beauty Holdings, Inc. (A)(B)	103,445	1,658,223
Signet Jewelers, Ltd.	50,001	2,787,556
The Michaels Companies, Inc. (A)	94,103	1,803,955
Urban Outfitters, Inc. (A)	68,109	3,034,256
Williams-Sonoma, Inc. (B)	64,881	3,982,396
		32,525,590
Textiles, apparel and luxury goods – 0.7%
Carter’s, Inc.	39,841	4,318,366
Deckers Outdoor Corp. (A)	25,796	2,912,110
Skechers U.S.A., Inc., Class A (A)	115,064	3,453,071
		10,683,547
		194,347,186
Consumer staples – 3.4%
Beverages – 0.1%
The Boston Beer Company, Inc., Class A (A)	7,421	2,224,074
Food and staples retailing – 0.5%
Casey’s General Stores, Inc.	31,793	3,340,808
Sprouts Farmers Market, Inc. (A)	104,189	2,299,451
United Natural Foods, Inc. (A)	42,809	1,826,232
		7,466,491
Food products – 2.2%
Flowers Foods, Inc.	157,196	3,274,393
Ingredion, Inc.	61,216	6,776,611
Lamb Weston Holdings, Inc.	123,925	8,490,102
Lancaster Colony Corp.	16,525	2,287,391
Post Holdings, Inc. (A)(B)	57,018	4,904,688
Sanderson Farms, Inc.	17,064	1,794,280

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Hain Celestial Group, Inc. (A)	88,053	$2,623,979
Tootsie Roll Industries, Inc. (B)	16,346	504,274
TreeHouse Foods, Inc. (A)	47,841	2,512,131
		33,167,849
Household products – 0.2%
Energizer Holdings, Inc.	50,574	3,184,139
Personal products – 0.4%
Edgewell Personal Care Company (A)	45,776	2,309,857
Nu Skin Enterprises, Inc., Class A	47,125	3,684,704
		5,994,561
		52,037,114
Energy – 5.2%
Energy equipment and services – 2.0%
Apergy Corp. (A)	65,589	2,738,341
Core Laboratories NV (B)	37,377	4,717,351
Diamond Offshore Drilling, Inc. (A)(B)	54,298	1,132,656
Dril-Quip, Inc. (A)	32,420	1,666,388
Ensco PLC, Class A (B)	370,385	2,688,995
McDermott International, Inc. (A)	152,543	2,997,470
Nabors Industries, Ltd.	298,624	1,914,180
Oceaneering International, Inc.	83,525	2,126,547
Patterson-UTI Energy, Inc.	187,962	3,383,316
Rowan Companies PLC, Class A (A)	96,763	1,569,496
Superior Energy Services, Inc. (A)	131,389	1,279,729
Transocean, Ltd. (A)(B)	371,713	4,995,823
		31,210,292
Oil, gas and consumable fuels – 3.2%
Callon Petroleum Company (A)	189,980	2,040,385
Chesapeake Energy Corp. (A)(B)	772,700	4,048,948
CNX Resources Corp. (A)	166,189	2,954,840
Energen Corp. (A)	82,566	6,012,456
Gulfport Energy Corp. (A)	132,415	1,664,457
Matador Resources Company (A)	87,678	2,634,724
Murphy Oil Corp.	137,836	4,654,722
Oasis Petroleum, Inc. (A)	225,869	2,929,521
PBF Energy, Inc., Class A	95,105	3,987,753
QEP Resources, Inc. (A)	201,422	2,469,434
Range Resources Corp.	192,189	3,215,322
SM Energy Company	87,072	2,236,880
Southwestern Energy Company (A)	433,191	2,295,912
World Fuel Services Corp.	57,637	1,176,371
WPX Energy, Inc. (A)	338,663	6,106,094
		48,427,819
		79,638,111
Financials – 16.0%
Banks – 7.9%
Associated Banc-Corp	143,046	3,905,156
BancorpSouth Bank	69,512	2,290,420
Bank of Hawaii Corp.	35,812	2,987,437
Bank of the Ozarks	102,905	4,634,841
Cathay General Bancorp	64,705	2,619,905
Chemical Financial Corp.	60,469	3,366,309
Commerce Bancshares, Inc.	79,498	5,144,316
Cullen/Frost Bankers, Inc.	49,198	5,325,192
East West Bancorp, Inc.	122,804	8,006,821
First Horizon National Corp.	277,252	4,946,176
FNB Corp.	274,369	3,682,032
Fulton Financial Corp.	148,892	2,456,718
Hancock Whitney Corp.	72,269	3,371,349
Home BancShares, Inc.	133,760	3,017,626
International Bancshares Corp.	45,982	1,968,030
MB Financial, Inc.	71,248	3,327,282

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
PacWest Bancorp	106,171	$5,246,971
Pinnacle Financial Partners, Inc.	62,689	3,845,970
Prosperity Bancshares, Inc.	59,183	4,045,750
Signature Bank (A)	45,493	5,817,645
Sterling Bancorp	191,065	4,490,028
Synovus Financial Corp.	100,546	5,311,845
TCF Financial Corp.	142,584	3,510,418
Texas Capital Bancshares, Inc. (A)	42,095	3,851,693
Trustmark Corp.	57,564	1,878,313
UMB Financial Corp.	37,324	2,845,209
Umpqua Holdings Corp.	186,600	4,215,294
United Bankshares, Inc. (B)	89,083	3,242,621
Valley National Bancorp	224,528	2,730,260
Webster Financial Corp.	78,050	4,971,785
Wintrust Financial Corp.	47,702	4,152,459
		121,205,871
Capital markets – 2.9%
Eaton Vance Corp.	101,086	5,275,678
Evercore, Inc., Class A	34,508	3,638,869
FactSet Research Systems, Inc.	32,946	6,526,603
Federated Investors, Inc., Class B	80,772	1,883,603
Interactive Brokers Group, Inc., Class A	60,576	3,901,700
Janus Henderson Group PLC	152,828	4,696,404
Legg Mason, Inc.	72,394	2,514,244
MarketAxess Holdings, Inc.	31,869	6,305,600
SEI Investments Company	111,189	6,951,536
Stifel Financial Corp.	60,744	3,173,874
		44,868,111
Consumer finance – 0.5%
Navient Corp.	224,239	2,921,834
SLM Corp. (A)	368,859	4,223,436
		7,145,270
Insurance – 4.2%
Alleghany Corp.	12,957	7,449,886
American Financial Group, Inc.	58,790	6,309,931
Aspen Insurance Holdings, Ltd.	50,536	2,056,815
Brown & Brown, Inc.	194,335	5,388,910
CNO Financial Group, Inc.	141,787	2,699,624
First American Financial Corp.	94,524	4,888,781
Genworth Financial, Inc., Class A (A)	423,518	1,905,831
Kemper Corp.	41,493	3,138,945
Mercury General Corp.	31,067	1,415,413
Old Republic International Corp.	212,531	4,231,492
Primerica, Inc.	37,404	3,725,438
Reinsurance Group of America, Inc.	54,680	7,298,686
RenaissanceRe Holdings, Ltd.	34,101	4,103,032
The Hanover Insurance Group, Inc.	36,048	4,309,899
W.R. Berkley Corp.	81,456	5,898,229
		64,820,912
Thrifts and mortgage finance – 0.5%
LendingTree, Inc. (A)(B)	6,670	1,426,046
New York Community Bancorp, Inc.	415,521	4,587,352
Washington Federal, Inc.	71,559	2,339,979
		8,353,377
		246,393,541
Health care – 9.0%
Biotechnology – 0.6%
Exelixis, Inc. (A)	233,116	5,016,656
United Therapeutics Corp. (A)	36,905	4,175,801
		9,192,457
Health care equipment and supplies – 3.8%
Avanos Medical, Inc. (A)	39,852	2,281,527

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Cantel Medical Corp.	30,071	$2,957,784
Globus Medical, Inc., Class A (A)	62,122	3,134,676
Haemonetics Corp. (A)	44,252	3,968,519
Hill-Rom Holdings, Inc.	56,178	4,906,587
ICU Medical, Inc. (A)	12,917	3,793,077
Integra LifeSciences Holdings Corp. (A)	59,796	3,851,460
LivaNova PLC (A)	36,950	3,688,349
Masimo Corp. (A)	40,384	3,943,498
NuVasive, Inc. (A)	43,444	2,264,301
STERIS PLC	71,723	7,531,632
Teleflex, Inc.	38,602	10,353,429
West Pharmaceutical Services, Inc.	62,288	6,184,576
		58,859,415
Health care providers and services – 2.3%
Acadia Healthcare Company, Inc. (A)	69,548	2,845,209
Chemed Corp.	13,510	4,347,653
Encompass Health Corp.	83,761	5,672,295
LifePoint Health, Inc. (A)	32,815	1,601,372
MEDNAX, Inc. (A)	80,088	3,466,209
Molina Healthcare, Inc. (A)	40,256	3,942,673
Patterson Companies, Inc. (B)	68,655	1,556,409
Tenet Healthcare Corp. (A)	69,192	2,322,775
WellCare Health Plans, Inc. (A)	37,929	9,339,637
		35,094,232
Health care technology – 0.4%
Allscripts Healthcare Solutions, Inc. (A)	150,792	1,809,504
Medidata Solutions, Inc. (A)	50,189	4,043,226
		5,852,730
Life sciences tools and services – 1.3%
Bio-Rad Laboratories, Inc., Class A (A)	17,168	4,953,655
Bio-Techne Corp.	31,849	4,712,060
Charles River Laboratories
International, Inc. (A)	40,609	4,558,766
PRA Health Sciences, Inc. (A)	42,906	4,005,704
Syneos Health, Inc. (A)	47,040	2,206,176
		20,436,361
Pharmaceuticals – 0.6%
Akorn, Inc. (A)	79,090	1,312,103
Catalent, Inc. (A)	113,039	4,735,204
Mallinckrodt PLC (A)(B)	70,404	1,313,739
Prestige Brands Holdings, Inc. (A)	45,081	1,730,209
		9,091,255
		138,526,450
Industrials – 14.0%
Aerospace and defense – 1.0%
Curtiss-Wright Corp.	37,466	4,459,203
Esterline Technologies Corp. (A)	22,020	1,625,076
KLX, Inc. (A)	42,999	3,091,628
Teledyne Technologies, Inc. (A)	30,307	6,032,911
		15,208,818
Airlines – 0.3%
JetBlue Airways Corp. (A)	268,219	5,090,797
Building products – 0.4%
Lennox International, Inc.	31,456	6,295,918
Commercial services and supplies – 1.5%
Clean Harbors, Inc. (A)	43,291	2,404,815
Deluxe Corp.	40,574	2,686,405
Healthcare Services Group, Inc. (B)	62,454	2,697,388
Herman Miller, Inc.	50,671	1,717,747
HNI Corp.	36,865	1,371,378
MSA Safety, Inc.	28,904	2,784,611
Pitney Bowes, Inc.	158,904	1,361,807

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Rollins, Inc.	81,355	$4,277,646
The Brink’s Company	43,135	3,440,016
		22,741,813
Construction and engineering – 1.1%
AECOM (A)	135,855	4,487,291
Dycom Industries, Inc. (A)	26,433	2,498,183
EMCOR Group, Inc.	49,533	3,773,424
Granite Construction, Inc.	33,931	1,888,599
KBR, Inc.	119,146	2,135,096
Valmont Industries, Inc.	19,105	2,880,079
		17,662,672
Electrical equipment – 1.2%
Acuity Brands, Inc.	34,740	4,025,324
EnerSys	35,682	2,663,304
Hubbell, Inc.	46,490	4,915,853
nVent Electric PLC (A)	137,690	3,456,019
Regal Beloit Corp.	37,312	3,052,122
		18,112,622
Industrial conglomerates – 0.4%
Carlisle Companies, Inc.	51,648	5,593,995
Machinery – 4.8%
AGCO Corp.	55,940	3,396,677
Crane Company	43,001	3,445,670
Donaldson Company, Inc.	110,056	4,965,727
Graco, Inc.	142,039	6,423,004
IDEX Corp.	65,018	8,873,657
ITT, Inc.	74,086	3,872,475
Kennametal, Inc.	69,159	2,482,808
Lincoln Electric Holdings, Inc.	52,269	4,587,127
Nordson Corp.	43,323	5,563,106
Oshkosh Corp.	62,637	4,404,634
Terex Corp.	61,179	2,581,142
The Timken Company	57,700	2,512,835
The Toro Company	89,843	5,413,041
Trinity Industries, Inc.	126,507	4,334,130
Wabtec Corp. (B)	72,625	7,159,373
Woodward, Inc.	46,915	3,605,887
		73,621,293
Marine – 0.2%
Kirby Corp. (A)	45,533	3,806,559
Professional services – 0.6%
ManpowerGroup, Inc.	55,865	4,807,742
The Dun & Bradstreet Corp.	31,428	3,854,644
		8,662,386
Road and rail – 1.8%
Avis Budget Group, Inc. (A)	60,595	1,969,338
Genesee & Wyoming, Inc., Class A (A)	50,966	4,144,555
Knight-Swift Transportation Holdings, Inc. (B)	108,813	4,157,745
Landstar System, Inc.	35,661	3,894,181
Old Dominion Freight Line, Inc.	57,827	8,613,910
Ryder System, Inc.	44,988	3,232,838
Werner Enterprises, Inc.	37,818	1,420,066
		27,432,633
Trading companies and distributors – 0.7%
GATX Corp. (B)	31,992	2,374,766
MSC Industrial Direct Company, Inc., Class A	38,856	3,296,932
NOW, Inc. (A)	91,762	1,223,187
Watsco, Inc.	27,155	4,841,193
		11,736,078
		215,965,584

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology – 15.6%
Communications equipment – 1.3%
ARRIS International PLC (A)	148,378	$3,627,100
Ciena Corp. (A)	121,501	3,220,992
InterDigital, Inc.	29,446	2,382,181
Lumentum Holdings, Inc. (A)(B)	53,308	3,086,533
NetScout Systems, Inc. (A)	68,016	2,020,075
Plantronics, Inc.	28,186	2,149,183
ViaSat, Inc. (A)(B)	46,422	3,050,854
		19,536,918
Electronic equipment, instruments and components – 4.3%
Arrow Electronics, Inc. (A)	74,254	5,589,841
Avnet, Inc.	99,981	4,288,185
Belden, Inc. (B)	34,443	2,105,156
Cognex Corp.	146,571	6,538,532
Coherent, Inc. (A)	21,078	3,297,021
Jabil, Inc.	145,166	4,015,292
Keysight Technologies, Inc. (A)	158,399	9,350,293
Littelfuse, Inc.	21,160	4,828,289
National Instruments Corp.	91,181	3,827,778
SYNNEX Corp.	24,813	2,394,703
Tech Data Corp. (A)	29,534	2,425,332
Trimble, Inc. (A)	211,206	6,936,005
VeriFone Systems, Inc. (A)	93,842	2,141,474
Vishay Intertechnology, Inc.	111,956	2,597,379
Zebra Technologies Corp., Class A (A)	45,255	6,482,779
		66,818,059
Internet software and services – 0.6%
Cars.com, Inc. (A)(B)	60,913	1,729,320
j2 Global, Inc.	41,617	3,604,448
LogMeIn, Inc.	44,284	4,572,323
		9,906,091
IT services – 3.1%
Acxiom Corp. (A)	65,303	1,955,825
Convergys Corp.	77,757	1,900,381
CoreLogic, Inc. (A)	69,187	3,590,805
Jack Henry & Associates, Inc.	65,513	8,540,275
Leidos Holdings, Inc.	120,919	7,134,221
MAXIMUS, Inc.	55,291	3,434,124
Perspecta, Inc.	120,881	2,484,105
Sabre Corp.	214,216	5,278,282
Science Applications International Corp.	35,815	2,898,508
Teradata Corp. (A)	102,346	4,109,192
WEX, Inc. (A)	33,957	6,468,129
		47,793,847
Semiconductors and semiconductor equipment – 2.7%
Cirrus Logic, Inc. (A)	51,668	1,980,434
Cree, Inc. (A)	85,180	3,540,933
Cypress Semiconductor Corp.	303,806	4,733,297
First Solar, Inc. (A)	69,252	3,646,810
Integrated Device Technology, Inc. (A)	109,547	3,492,358
MKS Instruments, Inc.	46,343	4,435,025
Monolithic Power Systems, Inc.	32,894	4,396,941
Silicon Laboratories, Inc. (A)	36,638	3,649,145
Synaptics, Inc. (A)	29,363	1,479,014
Teradyne, Inc.	162,133	6,172,403
Versum Materials, Inc.	92,329	3,430,022
		40,956,382
Software – 3.4%
ACI Worldwide, Inc. (A)	98,661	2,433,967
Blackbaud, Inc.	41,127	4,213,461
CDK Global, Inc.	104,848	6,820,362
CommVault Systems, Inc. (A)	35,846	2,360,459
Fair Isaac Corp. (A)	25,318	4,894,476

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fortinet, Inc. (A)	122,521	$7,648,986
Manhattan Associates, Inc. (A)	56,626	2,661,988
PTC, Inc. (A)	97,736	9,168,614
The Ultimate Software Group, Inc. (A)	24,649	6,342,434
Tyler Technologies, Inc. (A)	30,178	6,702,534
		53,247,281
Technology hardware, storage and peripherals – 0.2%
NCR Corp. (A)	100,245	3,005,345
		241,263,923
Materials – 6.8%
Chemicals – 2.7%
Ashland Global Holdings, Inc.	52,880	4,134,158
Cabot Corp.	52,386	3,235,883
Minerals Technologies, Inc.	30,034	2,263,062
NewMarket Corp.	7,790	3,151,055
Olin Corp.	141,698	4,069,567
PolyOne Corp.	67,744	2,927,896
RPM International, Inc.	113,321	6,608,881
Sensient Technologies Corp.	35,867	2,566,284
The Chemours Company	150,777	6,688,468
The Scotts Miracle-Gro Company	32,842	2,731,141
Valvoline, Inc.	165,801	3,576,328
		41,952,723
Construction materials – 0.3%
Eagle Materials, Inc.	40,650	4,267,031
Containers and packaging – 1.1%
AptarGroup, Inc.	52,870	4,937,001
Bemis Company, Inc.	77,090	3,253,969
Greif, Inc., Class A	22,095	1,168,605
Owens-Illinois, Inc. (A)	137,318	2,308,316
Silgan Holdings, Inc.	62,825	1,685,595
Sonoco Products Company	84,375	4,429,688
		17,783,174
Metals and mining – 2.3%
Allegheny Technologies, Inc. (A)	106,465	2,674,401
Carpenter Technology Corp.	39,767	2,090,551
Commercial Metals Company	99,140	2,092,845
Compass Minerals International, Inc. (B)	28,709	1,887,617
Reliance Steel & Aluminum Company	61,315	5,367,515
Royal Gold, Inc.	55,469	5,149,742
Steel Dynamics, Inc.	199,943	9,187,381
United States Steel Corp.	149,825	5,206,419
Worthington Industries, Inc.	36,473	1,530,772
		35,187,243
Paper and forest products – 0.4%
Domtar Corp.	53,241	2,541,725
Louisiana-Pacific Corp.	123,025	3,348,741
		5,890,466
		105,080,637
Real estate – 9.3%
Equity real estate investment trusts – 8.9%
Alexander & Baldwin, Inc.	56,942	1,338,137
American Campus Communities, Inc.	115,823	4,966,490
Camden Property Trust	78,627	7,165,279
CoreCivic, Inc.	100,434	2,399,368
CoreSite Realty Corp.	29,196	3,235,501
Corporate Office Properties Trust	86,531	2,508,534
Cousins Properties, Inc.	356,063	3,450,250
CyrusOne, Inc.	83,994	4,901,890
DCT Industrial Trust, Inc.	79,815	5,326,055
Douglas Emmett, Inc.	135,357	5,438,644
Education Realty Trust, Inc.	64,224	2,665,296

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
EPR Properties	54,789	$3,549,779
First Industrial Realty Trust, Inc.	106,230	3,541,708
Healthcare Realty Trust, Inc.	106,068	3,084,457
Highwoods Properties, Inc.	87,635	4,445,724
Hospitality Properties Trust	139,271	3,984,543
JBG SMITH Properties	79,025	2,882,042
Kilroy Realty Corp.	83,764	6,335,909
Lamar Advertising Company, Class A	71,220	4,865,038
LaSalle Hotel Properties	93,538	3,201,806
Liberty Property Trust	125,242	5,551,978
Life Storage, Inc.	39,419	3,835,863
Mack-Cali Realty Corp.	76,655	1,554,563
Medical Properties Trust, Inc.	309,069	4,339,329
National Retail Properties, Inc.	130,382	5,731,593
Omega Healthcare Investors, Inc.	168,293	5,217,083
PotlatchDeltic Corp.	51,048	2,595,791
Quality Care Properties, Inc. (A)	79,831	1,717,165
Rayonier, Inc.	109,662	4,242,823
Sabra Health Care REIT, Inc.	151,062	3,282,577
Senior Housing Properties Trust	201,344	3,642,313
Tanger Factory Outlet Centers, Inc.	80,273	1,885,613
Taubman Centers, Inc.	51,679	3,036,658
The GEO Group, Inc.	104,421	2,875,754
Uniti Group, Inc.	139,959	2,803,379
Urban Edge Properties	89,801	2,053,749
Weingarten Realty Investors	101,082	3,114,336
		136,767,017
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc.	38,552	6,399,246
		143,166,263
Telecommunication services – 0.1%
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	78,649	2,156,556
Utilities – 4.7%
Electric utilities – 1.2%
ALLETE, Inc.	43,457	3,364,006
Hawaiian Electric Industries, Inc.	92,249	3,164,141
IDACORP, Inc.	42,713	3,939,847
OGE Energy Corp.	169,270	5,959,997
PNM Resources, Inc.	67,507	2,626,022
		19,054,013
Gas utilities – 2.2%
Atmos Energy Corp.	94,129	8,484,788
National Fuel Gas Company	72,808	3,855,912
New Jersey Resources Corp.	74,350	3,327,163
ONE Gas, Inc.	44,470	3,323,688
Southwest Gas Holdings, Inc.	40,977	3,125,316
UGI Corp.	146,713	7,639,346
WGL Holdings, Inc.	43,526	3,862,933
		33,619,146
Multi-utilities – 1.0%
Black Hills Corp. (B)	45,408	2,779,424

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
MDU Resources Group, Inc.	165,506	$4,746,712
NorthWestern Corp.	41,919	2,399,863
Vectren Corp.	70,412	5,030,937
		14,956,936
Water utilities – 0.3%
Aqua America, Inc.	150,769	5,304,053
		72,934,148
TOTAL COMMON STOCKS (Cost $1,188,651,615)		$1,491,509,513

RIGHTS – 0.0%
Community Health Systems, Inc. (A)(C)	137,366	1,511
TOTAL RIGHTS (Cost $8,929)		$1,511

SECURITIES LENDING COLLATERAL – 4.8%
John Hancock Collateral Trust,
2.0600% (D)(E)	7,442,958	74,456,370
TOTAL SECURITIES LENDING COLLATERAL
(Cost $74,459,307)		$74,456,370

SHORT-TERM INVESTMENTS – 3.0%
U.S. Government Agency – 2.6%
Federal Home Loan Bank Discount Note
1.880%, 07/05/2018 *	$10,000,000	9,998,440
1.890%, 08/15/2018 *	7,500,000	7,482,398
1.890%, 08/22/2018 *	7,500,000	7,479,600
1.895%, 08/10/2018 *	15,000,000	14,968,800
		39,929,238
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp.
dated 6-29-18 at 0.900% to be repurchased
at $6,024,452 on 7-2-18, collateralized by
$6,220,000 U.S. Treasury Notes, 2.000%
due 12-31-21 (valued at $6,144,545
including interest)	6,024,000	6,024,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,952,134)		$45,953,238
Total Investments (Mid Cap Index Trust)
(Cost $1,309,071,985) – 104.5%		$1,611,920,632
Other assets and liabilities, net – (4.5%)		(69,776,236)
TOTAL NET ASSETS – 100.0%		$1,542,144,396

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	Strike price and/or expiration date not available.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P MidCap 400 Index E-Mini Futures	277	Long	Sep 2018	$55,182,901	$54,183,970	$(998,931)
						$(998,931)

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

FUTURES (continued)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 88.6%
Consumer discretionary – 26.1%
Automobiles – 1.0%
Ferrari NV (A)	59,869	$8,082,917
Hotels, restaurants and leisure – 9.7%
Hilton Grand Vacations, Inc. (B)	167,088	5,797,954
Hilton Worldwide Holdings, Inc.	245,063	19,399,187
Marriott Vacations Worldwide Corp.	65,489	7,397,637
Melco Resorts & Entertainment, Ltd., ADR	387,798	10,858,344
MGM Resorts International	202,294	5,872,595
Planet Fitness, Inc., Class A (B)	333,692	14,662,426
Vail Resorts, Inc.	45,013	12,342,114
		76,330,257
Household durables – 1.0%
Mohawk Industries, Inc. (B)	35,259	7,554,946
Internet and direct marketing retail – 5.0%
Shutterfly, Inc. (B)	97,274	8,757,578
TripAdvisor, Inc. (A)(B)	104,778	5,837,182
Wayfair, Inc., Class A (A)(B)	211,063	25,065,842
		39,660,602
Leisure products – 1.3%
Polaris Industries, Inc. (A)	85,689	10,469,482
Multiline retail – 2.8%
Dollar Tree, Inc. (B)	258,618	21,982,530
Specialty retail – 3.2%
Floor & Decor Holdings, Inc., Class A (B)	342,869	16,913,728
JAND, Inc., Class A (B)(C)(D)	28,798	440,926
Tiffany & Company	61,450	8,086,820
		25,441,474
Textiles, apparel and luxury goods – 2.1%
Skechers U.S.A., Inc., Class A (B)	141,987	4,261,030
Under Armour, Inc., Class A (A)(B)	283,188	6,366,066
Under Armour, Inc., Class C (A)(B)	270,234	5,696,533
		16,323,629
		205,845,837
Consumer staples – 1.0%
Food products – 1.0%
Lamb Weston Holdings, Inc.	117,641	8,059,585
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
WPX Energy, Inc. (B)	487,726	8,793,700
Financials – 2.6%
Capital markets – 2.6%
Ocean Outdoor, Ltd. (B)(D)(E)	9,958	95,348
TD Ameritrade Holding Corp.	366,032	20,047,573
		20,142,921
Diversified financial services – 0.0%
J2 Acquisition, Ltd. (B)(E)	24,340	237,642
		20,380,563
Health care – 16.2%
Biotechnology – 5.0%
Exact Sciences Corp. (B)	352,831	21,095,765
Ionis Pharmaceuticals, Inc. (A)(B)	157,475	6,561,983
Sage Therapeutics, Inc. (B)	46,653	7,302,594
Seattle Genetics, Inc. (B)	71,977	4,778,553
		39,738,895

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies – 9.6%
Align Technology, Inc. (B)	58,656	$20,068,564
Baxter International, Inc.	168,548	12,445,584
DexCom, Inc. (A)(B)	143,647	13,643,592
Edwards Lifesciences Corp. (B)	111,708	16,261,334
Insulet Corp. (B)	155,704	13,343,833
		75,762,907
Health care technology – 1.2%
Veeva Systems, Inc., Class A (B)	120,124	9,232,731
Pharmaceuticals – 0.4%
Ono Pharmaceutical Company, Ltd.	133,150	3,117,150
		127,851,683
Industrials – 11.5%
Aerospace and defense – 1.0%
Harris Corp.	57,947	8,375,659
Airlines – 1.5%
JetBlue Airways Corp. (B)	611,218	11,600,918
Commercial services and supplies – 1.1%
The Brink’s Company	108,875	8,682,781
Construction and engineering – 0.6%
Willscot Corp. (A)(B)	326,295	4,829,166
Electrical equipment – 1.9%
Rockwell Automation, Inc.	88,498	14,711,023
Machinery – 1.2%
IDEX Corp.	69,751	9,519,616
Professional services – 3.1%
CoStar Group, Inc. (B)	59,911	24,721,076
Road and rail – 1.1%
J.B. Hunt Transport Services, Inc.	69,421	8,438,123
Knight-Swift Transportation Holdings, Inc.	2,264	86,507
		8,524,630
		90,964,869
Information technology – 27.5%
Electronic equipment, instruments and components – 3.5%
II-VI, Inc. (B)	184,916	8,034,600
IPG Photonics Corp. (B)	50,714	11,189,030
Zebra Technologies Corp., Class A (B)	59,946	8,587,265
		27,810,895
Internet software and services – 4.3%
2U, Inc. (B)	108,850	9,095,506
Dropbox, Inc. (B)	7,263	227,421
GoDaddy, Inc., Class A (B)	114,517	8,084,900
Okta, Inc. (B)	64,595	3,253,650
Spotify Technology SA (B)	78,964	13,284,903
		33,946,380
Semiconductors and semiconductor equipment – 6.2%
Advanced Micro Devices, Inc. (A)(B)	814,112	12,203,539
Microchip Technology, Inc.	245,248	22,305,306
Teradyne, Inc.	381,607	14,527,778
		49,036,623
Software – 13.5%
Autodesk, Inc. (B)	81,602	10,697,206
Birst, Inc. (B)(D)	374,273	71,112
DraftKings, Inc. (B)(C)(D)	1,058,486	1,799,426
Fair Isaac Corp. (B)	45,333	8,763,776

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Guidewire Software, Inc. (B)	257,026	$22,818,768
ServiceNow, Inc. (B)	152,815	26,356,002
Workday, Inc., Class A (B)	208,396	25,240,924
Zuora, Inc. (B)	407,817	10,621,186
		106,368,400
		217,162,298
Materials – 2.6%
Construction materials – 1.4%
Vulcan Materials Company	85,385	11,019,788
Containers and packaging – 1.2%
Packaging Corp. of America	82,171	9,185,896
		20,205,684
Real estate – 0.0%
Real estate management and development – 0.0%
WeWork Companies, Inc., Class A (B)(C)(D)	7,544	470,896
TOTAL COMMON STOCKS (Cost $574,457,308)		$699,735,115

PREFERRED SECURITIES – 6.2%
Consumer discretionary – 1.1%
Diversified consumer services – 0.3%
The Honest Company, Inc. (B)(C)(D)	75,561	2,355,236
Internet and direct marketing retail – 0.7%
Coupang LLC (B)(C)(D)	1,177,710	5,547,014
One Kings Lane, Inc. (B)(D)	302,694	48,431
		5,595,445
Specialty retail – 0.1%
JAND, Inc., Series D (B)(C)(D)	64,307	984,604
		8,935,285
Information technology – 3.6%
Internet software and services – 2.3%
Lookout, Inc., Series F (B)(C)(D)	211,003	1,742,885
Uber Technologies, Inc. (B)(C)(D)	420,446	16,225,011
		17,967,896
Software – 1.3%
Essence Group Holdings Corp. (B)(C)(D)	1,663,188	3,841,964
MarkLogic Corp., Series F (B)(C)(D)	253,035	2,720,126
Pinterest, Inc., Series G (B)(C)(D)	454,185	3,615,313
		10,177,403
		28,145,299
Real estate – 1.5%
Real estate management and development – 1.5%
WeWork Companies, Inc., Series D1 (B)(C)(D)	103,140	6,437,999
WeWork Companies, Inc., Series D2 (B)(C)(D)	81,039	5,058,454
		11,496,453
TOTAL PREFERRED SECURITIES (Cost $29,545,696)		$48,577,037

WARRANTS – 0.1%
J2 Acquisition, Ltd. (Expiration
Date: 10-10-20; Strike Price: $11.50) (B)	26,300	11,835
Willscot Corp. (Expiration Date: 10-16-20;
Strike Price: $11.50) (B)	390,144	881,725
TOTAL WARRANTS (Cost $348,411)		$893,560

SECURITIES LENDING COLLATERAL – 8.8%
John Hancock Collateral Trust,
2.0600% (F)(G)	6,907,246	69,097,324
TOTAL SECURITIES LENDING COLLATERAL
(Cost $69,100,050)		$69,097,324

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 5.1%
Repurchase agreement – 5.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 6-29-18 at 2.110% to be
repurchased at $40,207,069 on 7-2-18,
collateralized by $40,392,100 U.S. Treasury
Notes, 1.625% - 3.625% due 4-30-19 to
2-15-20 (valued at $41,004,024,
including interest)	$40,200,000	$40,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $40,200,000)		$40,200,000
Total Investments (Mid Cap Stock Trust)
(Cost $713,651,465) – 108.8%		$858,503,036
Other assets and liabilities, net – (8.8%)		(69,137,274)
TOTAL NET ASSETS – 100.0%		$789,365,762

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Non-income producing security.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 6-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 91.3%
Consumer discretionary – 5.8%
Diversified consumer services – 0.9%
Strayer Education, Inc.	60,329	$6,817,780
Leisure products – 0.2%
Mattel, Inc. (A)	98,300	1,614,086
Media – 2.7%
News Corp., Class A	707,044	10,959,182
Scholastic Corp.	45,124	1,999,444
Viacom, Inc., Class B	283,116	8,538,779
		21,497,405
Specialty retail – 1.2%
The Gap, Inc.	35,900	1,162,801
Tiffany & Company	62,777	8,261,453
		9,424,254
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	53,020	6,665,674
		46,019,199
Consumer staples – 11.5%
Beverages – 1.4%
Carlsberg A/S, Class B	95,700	11,259,917
Food and staples retailing – 2.4%
Sysco Corp.	93,560	6,389,212
The Kroger Company	453,816	12,911,065
		19,300,277

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products – 6.0%
Archer-Daniels-Midland Company	174,665	$8,004,897
Bunge, Ltd.	265,632	18,517,207
Campbell Soup Company (A)	98,700	4,001,298
Flowers Foods, Inc.	635,372	13,234,799
General Mills, Inc.	61,695	2,730,621
Hostess Brands, Inc. (B)	51,327	698,047
		47,186,869
Household products – 0.6%
Kimberly-Clark Corp.	48,000	5,056,320
Personal products – 1.1%
Edgewell Personal Care Company (B)	168,192	8,486,968
		91,290,351
Energy – 11.4%
Energy equipment and services – 1.1%
Frank’s International NV (A)	297,698	2,322,044
SEACOR Holdings, Inc. (B)	32,214	1,844,896
SEACOR Marine Holdings, Inc. (B)	93,545	2,159,954
Tidewater, Inc. (A)(B)	73,500	2,126,355
		8,453,249
Oil, gas and consumable fuels – 10.3%
Apache Corp.	244,950	11,451,413
ARC Resources, Ltd.	225,994	2,334,461
Cameco Corp.	588,750	6,623,438
EQT Corp.	360,384	19,885,989
Hess Corp.	331,079	22,145,874
Imperial Oil, Ltd.	323,043	10,741,180
Murphy Oil Corp.	252,044	8,511,526
		81,693,881
		90,147,130
Financials – 17.4%
Banks – 2.9%
Fifth Third Bancorp	440,910	12,654,117
Popular, Inc.	110,499	4,995,660
Westamerica Bancorporation (A)	99,842	5,642,071
		23,291,848
Capital markets – 2.7%
Franklin Resources, Inc.	167,800	5,377,990
Lazard, Ltd., Class A	62,235	3,043,914
Northern Trust Corp.	115,815	11,916,205
Waddell & Reed Financial, Inc., Class A (A)	44,200	794,274
		21,132,383
Consumer finance – 1.8%
Ally Financial, Inc.	173,340	4,553,642
Synchrony Financial	298,743	9,972,041
		14,525,683
Diversified financial services – 2.9%
Groupe Bruxelles Lambert SA	16,891	1,776,936
Jefferies Financial Group, Inc.	475,136	10,804,593
Pargesa Holding SA	42,154	3,567,952
Voya Financial, Inc.	146,556	6,888,132
		23,037,613
Insurance – 6.5%
Axis Capital Holdings, Ltd.	18,100	1,006,722
Brighthouse Financial, Inc. (B)	102,586	4,110,621
Brown & Brown, Inc.	315,017	8,735,421
CNA Financial Corp.	166,108	7,587,813
Kemper Corp.	79,522	6,015,839
Loews Corp.	247,888	11,968,033
Marsh & McLennan Companies, Inc.	94,584	7,753,050
The Progressive Corp.	57,670	3,411,181

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Validus Holdings, Ltd.	10,100	$682,760
		51,271,440
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	350,336	4,610,422
		137,869,389
Health care – 13.6%
Biotechnology – 2.1%
Alkermes PLC (B)	173,805	7,153,814
Incyte Corp. (B)	49,100	3,289,700
Seattle Genetics, Inc. (B)	96,174	6,384,992
		16,828,506
Health care equipment and supplies – 4.4%
Baxter International, Inc.	204,239	15,081,008
DexCom, Inc. (B)	30,147	2,863,362
Hologic, Inc. (B)	244,096	9,702,816
Zimmer Biomet Holdings, Inc.	60,900	6,786,696
		34,433,882
Health care providers and services – 4.4%
Cardinal Health, Inc.	108,600	5,302,938
Henry Schein, Inc. (B)	54,913	3,988,880
MEDNAX, Inc. (B)	95,662	4,140,251
Patterson Companies, Inc. (A)	441,363	10,005,699
Select Medical Holdings Corp. (B)	645,367	11,713,411
		35,151,179
Pharmaceuticals – 2.7%
Mylan NV (B)	27,800	1,004,692
Perrigo Company PLC	142,595	10,396,601
Teva Pharmaceutical Industries, Ltd., ADR (A)	237,900	5,785,728
Zoetis, Inc.	51,867	4,418,550
		21,605,571
		108,019,138
Industrials – 9.0%
Aerospace and defense – 3.5%
Cobham PLC (B)	1,666,534	2,817,980
Textron, Inc.	375,986	24,781,239
		27,599,219
Air freight and logistics – 2.5%
C.H. Robinson Worldwide, Inc.	156,654	13,105,674
Expeditors International of Washington, Inc.	93,637	6,844,865
		19,950,539
Commercial services and supplies – 0.7%
Cintas Corp.	31,784	5,882,265
Machinery – 1.8%
AGCO Corp.	38,700	2,349,864
Wabtec Corp. (A)	31,375	3,092,948
Xylem, Inc.	125,716	8,470,744
		13,913,556
Road and rail – 0.5%
Kansas City Southern	39,716	4,208,307
		71,553,886
Information technology – 1.4%
Electronic equipment, instruments and components – 1.1%
AVX Corp.	272,330	4,267,411
National Instruments Corp.	116,000	4,869,680
		9,137,091
Semiconductors and semiconductor equipment – 0.3%
Marvell Technology Group, Ltd.	100,868	2,162,610
		11,299,701

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials – 7.4%
Chemicals – 0.6%
CF Industries Holdings, Inc.	35,446	$1,573,802
FMC Corp.	34,088	3,040,990
		4,614,792
Construction materials – 1.4%
Vulcan Materials Company	86,535	11,168,207
Containers and packaging – 0.1%
WestRock Company	17,234	982,683
Metals and mining – 5.3%
Barrick Gold Corp.	424,100	5,568,433
Cia de Minas Buenaventura SAA, ADR	242,800	3,309,364
Franco-Nevada Corp.	153,913	11,233,372
Newmont Mining Corp.	378,289	14,265,278
Nucor Corp.	118,422	7,401,375
		41,777,822
		58,543,504
Real estate – 7.3%
Equity real estate investment trusts – 5.9%
Equity Commonwealth (B)	348,468	10,976,742
Equity Residential	147,061	9,366,315
Forest City Realty Trust, Inc., Class A	109,600	2,499,976
Rayonier, Inc.	338,557	13,098,770
Regency Centers Corp.	80,238	4,981,175
Taubman Centers, Inc.	6,237	366,486
Weyerhaeuser Company	156,799	5,716,892
		47,006,356
Real estate management and development – 1.4%
Realogy Holdings Corp. (A)	382,714	8,725,879
The St. Joe Company (B)	121,341	2,178,071
		10,903,950
		57,910,306
Telecommunication services – 0.3%
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	69,352	1,901,632
Utilities – 6.2%
Electric utilities – 4.6%
Entergy Corp.	42,981	3,472,435
FirstEnergy Corp.	595,872	21,397,764
PG&E Corp.	274,200	11,669,952
		36,540,151
Independent power and renewable electricity producers – 1.1%
NRG Energy, Inc.	92,650	2,844,355
Vistra Energy Corp. (B)	242,685	5,741,927
		8,586,282
Multi-utilities – 0.5%
SCANA Corp.	104,900	4,040,748
		49,167,181
TOTAL COMMON STOCKS (Cost $600,010,770)		$723,721,417

PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	18,222	1,967,976
TOTAL PREFERRED SECURITIES (Cost $2,064,626)		$1,967,976

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 4.8%
John Hancock Collateral Trust,
2.0600% (C)(D)	3,784,717	$37,860,796
TOTAL SECURITIES LENDING COLLATERAL
(Cost $37,863,659)		$37,860,796

SHORT-TERM INVESTMENTS – 8.2%
Money market funds – 8.2%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (C)	2,414,148	2,414,148
T. Rowe Price Government Reserve Fund,
2.1583% (C)	63,035,132	63,035,132
		65,449,280
TOTAL SHORT-TERM INVESTMENTS (Cost $65,449,280)		$65,449,280
Total Investments (Mid Value Trust)
(Cost $705,388,335) – 104.6%		$828,999,469
Other assets and liabilities, net – (4.6%)		(36,565,657)
TOTAL NET ASSETS – 100.0%		$792,433,812

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 88.1%
Consumer discretionary – 8.7%
Auto components – 0.4%
The Goodyear Tire & Rubber Company	27,434	$638,938
Automobiles – 1.1%
General Motors Company	48,559	1,913,225
Household durables – 0.2%
Toll Brothers, Inc.	8,615	318,669
Media – 7.0%
Charter Communications, Inc., Class A (A)	9,309	2,729,492
Comcast Corp., Class A	56,772	1,862,689
DISH Network Corp., Class A (A)	30,442	1,023,156
Sky PLC	100,590	1,937,244
The Walt Disney Company	29,118	3,051,858
Twenty-First Century Fox, Inc., Class B	17,500	862,225
		11,466,664
		14,337,496
Consumer staples – 7.5%
Beverages – 0.8%
PepsiCo, Inc.	12,846	1,398,544
Food and staples retailing – 2.5%
Rite Aid Corp. (A)(B)	90,900	157,257
The Kroger Company	88,293	2,511,936
Walgreens Boots Alliance, Inc.	24,316	1,459,325
		4,128,518
Household products – 0.8%
Energizer Holdings, Inc.	19,713	1,241,130
Tobacco – 3.4%
Altria Group, Inc.	25,972	1,474,950
British American Tobacco PLC	48,276	2,431,825
British American Tobacco PLC, ADR	17,408	878,234

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Imperial Brands PLC	19,494	$723,970
		5,508,979
		12,277,171
Energy – 9.7%
Energy equipment and services – 1.2%
Baker Hughes, a GE Company	39,587	1,307,559
McDermott International, Inc. (A)	29,389	577,494
		1,885,053
Oil, gas and consumable fuels – 8.5%
Anadarko Petroleum Corp.	38,016	2,784,672
BP PLC	153,597	1,168,645
Kinder Morgan, Inc.	128,500	2,270,595
Marathon Oil Corp.	90,004	1,877,483
Plains GP Holdings LP, Class A (A)	41,000	980,310
Royal Dutch Shell PLC, A Shares	31,946	1,105,616
Royal Dutch Shell PLC, A Shares	57,102	1,981,692
The Williams Companies, Inc.	68,984	1,870,156
		14,039,169
		15,924,222
Financials – 20.2%
Banks – 10.7%
Barclays PLC	426,990	1,055,406
CIT Group, Inc.	29,408	1,482,457
Citigroup, Inc.	36,324	2,430,802
Citizens Financial Group, Inc.	72,447	2,818,188
FCB Financial Holdings, Inc., Class A (A)	60,504	3,557,635
Guaranty Bancorp	4,385	130,673
JPMorgan Chase & Co.	29,286	3,051,601
Wells Fargo & Company	55,501	3,076,975
		17,603,737
Consumer finance – 1.6%
Ally Financial, Inc.	31,149	818,284
Capital One Financial Corp.	19,162	1,760,988
		2,579,272
Diversified financial services – 1.0%
Voya Financial, Inc.	36,330	1,707,510
Insurance – 6.9%
Alleghany Corp.	4,060	2,334,378
American International Group, Inc.	62,165	3,295,988
Brighthouse Financial, Inc. (A)	18,200	729,274
Chubb, Ltd.	12,553	1,594,479
MetLife, Inc.	38,150	1,663,340
The Hartford Financial Services Group, Inc.	24,459	1,250,589
XL Group, Ltd.	9,075	507,746
		11,375,794
		33,266,313
Health care – 12.1%
Health care equipment and supplies – 3.2%
Medtronic PLC	61,810	5,291,554
Health care providers and services – 1.3%
CVS Health Corp.	32,508	2,091,890
Pharmaceuticals – 7.6%
Eli Lilly & Company	56,500	4,821,145
Merck & Company, Inc.	75,104	4,558,813
Novartis AG, ADR	40,563	3,064,129
		12,444,087
		19,827,531
Industrials – 6.7%
Aerospace and defense – 0.9%
BAE Systems PLC	175,175	1,490,268

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products – 0.8%
Johnson Controls International PLC	41,400	$1,384,830
Construction and engineering – 0.8%
Fluor Corp.	26,447	1,290,085
Electrical equipment – 1.3%
Sensata Technologies Holding PLC (A)	44,107	2,098,611
Industrial conglomerates – 1.8%
General Electric Company	218,958	2,980,018
Machinery – 0.7%
CNH Industrial NV	102,301	1,080,655
Professional services – 0.4%
RELX PLC	33,746	720,645
		11,045,112
Information technology – 11.7%
Communications equipment – 3.0%
Cisco Systems, Inc.	78,673	3,385,299
Nokia OYJ	140,573	806,309
Nokia OYJ, ADR (B)	127,011	730,313
		4,921,921
IT services – 1.5%
Cognizant Technology Solutions Corp.,
Class A	32,015	2,528,865
Software – 5.0%
CA, Inc.	55,437	1,976,329
Dell Technologies, Inc., Class V (A)	8,067	682,307
Microsoft Corp.	34,405	3,392,677
Symantec Corp.	101,276	2,091,349
		8,142,662
Technology hardware, storage and peripherals – 2.2%
Hewlett Packard Enterprise Company	80,193	1,171,620
Samsung Electronics Company, Ltd.	59,150	2,477,768
		3,649,388
		19,242,836
Materials – 3.3%
Construction materials – 0.6%
LafargeHolcim, Ltd. (A)	20,562	999,771
Containers and packaging – 1.5%
International Paper Company	35,024	1,824,050
WestRock Company	12,086	689,144
		2,513,194
Metals and mining – 1.2%
thyssenkrupp AG	43,392	1,051,817
Warrior Met Coal, Inc.	31,303	863,024
		1,914,841
		5,427,806
Real estate – 1.8%
Equity real estate investment trusts – 1.8%
Alexander’s, Inc.	3,022	1,156,308
JBG SMITH Properties	6,091	222,139
Vornado Realty Trust	22,318	1,649,747
		3,028,194
Telecommunication services – 3.0%
Diversified telecommunication services – 1.6%
AT&T, Inc.	52,487	1,685,358
Koninklijke KPN NV	335,100	911,197
		2,596,555
Wireless telecommunication services – 1.4%
T-Mobile US, Inc. (A)	27,900	1,667,025

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	298,225	$722,388
		2,389,413
		4,985,968
Utilities – 3.4%
Electric utilities – 0.6%
PG&E Corp.	20,690	880,566
Independent power and renewable electricity producers – 2.8%
Vistra Energy Corp. (A)	195,183	4,618,030
		5,498,596
TOTAL COMMON STOCKS (Cost $132,653,415)		$144,861,245

CORPORATE BONDS - 3.1%
Consumer discretionary - 1.8%
iHeartCommunications, Inc.
9.000%, 12/15/2019 (C)	$3,977,000	3,012,578
Energy - 0.3%
McDermott Technology Americas, Inc.
10.625%, 05/01/2024 (D)	405,000	422,213
Telecommunication services - 1.0%
Frontier Communications Corp.
10.500%, 09/15/2022	905,000	821,288
11.000%, 09/15/2025 (B)	1,015,000	811,696
		1,632,984
TOTAL CORPORATE BONDS (Cost $5,974,697)		$5,067,775

RIGHTS – 0.1%
Texas Competitive Electric Holdings
Company LLC (A)(E)	195,183	117,110
TOTAL RIGHTS (Cost $864,691)		$117,110

ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (A)(F)	7,466,240	0
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (A)	4,128,000	41
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$41

SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust,
2.0600% (G)(H)	137,915	1,379,649
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,379,706)		$1,379,649

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 8.3%
U.S. Government – 4.8%
U.S. Treasury Bill
1.599%, 07/05/2018 *	$2,000,000	$1,999,725
1.675%, 07/05/2018 *	4,000,000	3,999,450
1.891%, 09/20/2018 *	2,000,000	1,991,656
		7,990,831
U.S. Government Agency – 3.5%
Federal Home Loan Bank Discount Note
1.850%, 07/02/2018 *	5,700,000	5,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,690,132)		$13,690,831
Total Investments (Mutual Shares Trust)
(Cost $154,565,957) – 100.5%		$165,116,651
Other assets and liabilities, net – (0.5%)		(792,098)
TOTAL NET ASSETS – 100.0%		$164,324,553

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	Non-income producing - Issuer is in default.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	The rate shown is the annualized seven-day yield as of 6-30-18.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	112,551	USD	131,062	Bank of America, N.A.	7/26/2018	$593	—
EUR	186,408	USD	216,839	HSBC Bank PLC	7/26/2018	1,208	—
KRW	223,688,738	USD	205,224	HSBC Bank PLC	7/13/2018	—	($4,332)
USD	6,494,174	EUR	5,568,176	HSBC Bank PLC	7/26/2018	—	(19,120)
USD	8,150,000	GBP	6,146,188	HSBC Bank PLC	7/16/2018	33,865	—
USD	2,781,884	KRW	3,003,738,738	HSBC Bank PLC	7/13/2018	84,257	—
						$119,923	($23,452)

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

Derivatives Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.1%
Consumer discretionary – 1.5%
Hotels, restaurants and leisure – 1.5%
Hotels, resorts and cruise lines – 1.5%
Extended Stay America, Inc.	239,267	$5,170,560
Information technology – 0.7%
IT services – 0.7%
IT consulting and other services – 0.7%
InterXion Holding NV (A)	40,423	2,523,204
Real estate – 96.9%
Equity real estate investment trusts – 96.5%
Diversified REITs – 3.0%
STORE Capital Corp.	383,726	10,514,092
Health care REITs – 10.5%
HCP, Inc.	213,919	5,523,389
Omega Healthcare Investors, Inc.	207,489	6,432,159
Physicians Realty Trust	249,860	3,982,768
Ventas, Inc.	80,624	4,591,537
Welltower, Inc.	254,400	15,948,334
		36,478,187
Hotel and resort REITs – 6.9%
Host Hotels & Resorts, Inc.	108,410	2,284,199
LaSalle Hotel Properties	43,471	1,488,012
MGM Growth Properties LLC, Class A	148,304	4,517,340
Ryman Hospitality Properties, Inc.	101,615	8,449,287
Sunstone Hotel Investors, Inc.	449,753	7,474,895
		24,213,733
Industrial REITs – 10.1%
Americold Realty Trust	224,105	4,934,792
DCT Industrial Trust, Inc.	136,155	9,085,623
First Industrial Realty Trust, Inc.	179,225	5,975,362
Prologis, Inc.	122,365	8,038,157
Rexford Industrial Realty, Inc.	225,720	7,085,351
		35,119,285
Office REITs – 12.3%
Alexandria Real Estate Equities, Inc.	113,513	14,321,935
Boston Properties, Inc.	34,321	4,304,540
Columbia Property Trust, Inc.	230,132	5,226,298
Cousins Properties, Inc.	486,140	4,710,697
Douglas Emmett, Inc.	284,623	11,436,152
JBG SMITH Properties	78,062	2,846,921
		42,846,543
Residential REITs – 17.5%
Camden Property Trust	148,060	13,492,708
Education Realty Trust, Inc.	76,176	3,161,304
Equity LifeStyle Properties, Inc.	129,863	11,934,410
Equity Residential	265,549	16,912,816
Invitation Homes, Inc.	213,099	4,914,063
Mid-America Apartment Communities, Inc.	106,509	10,722,261
		61,137,562

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Retail REITs – 17.8%
Acadia Realty Trust	137,421	$3,761,213
Agree Realty Corp.	137,986	7,281,521
Brixmor Property Group, Inc.	293,417	5,114,258
Federal Realty Investment Trust	14,541	1,840,164
Kimco Realty Corp.	105,472	1,791,969
National Retail Properties, Inc.	173,338	7,619,938
Retail Properties of America, Inc., Class A	441,552	5,643,035
Simon Property Group, Inc.	171,682	29,218,560
		62,270,658
Specialized REITs – 18.4%
CoreSite Realty Corp.	106,325	11,782,937
CubeSmart	375,343	12,093,551
CyrusOne, Inc.	150,524	8,784,581
Digital Realty Trust, Inc.	8,453	943,186
Extra Space Storage, Inc.	127,251	12,700,922
Life Storage, Inc.	42,482	4,133,923
Public Storage	19,915	4,517,917
Rayonier, Inc.	113,291	4,383,229
VICI Properties, Inc.	243,486	5,025,551
		64,365,797
		336,945,857
Real estate management and development – 0.4%
Real estate operating companies – 0.4%
Essential Properties Realty Trust, Inc. (A)	96,808	1,310,780
		338,256,637
TOTAL COMMON STOCKS (Cost $326,571,631)		$345,950,401

SHORT-TERM INVESTMENTS – 1.0%
Money market funds – 1.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8098% (B)	3,700,823	3,700,823
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,700,823)		$3,700,823
Total Investments (Real Estate Securities Trust)
(Cost $330,272,454) – 100.1%		$349,651,224
Other assets and liabilities, net – (0.1%)		(429,400)
TOTAL NET ASSETS – 100.0%		$349,221,824

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-18.

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 93.3%
Consumer discretionary – 14.6%
Automobiles – 0.7%
Tesla, Inc. (A)(B)	17,097	$5,863,416
Internet and direct marketing retail – 12.4%
Amazon.com, Inc. (A)	27,815	47,279,937
Booking Holdings, Inc. (A)	6,222	12,612,554
Ctrip.com International, Ltd., ADR (A)	523,124	24,916,396
Netflix, Inc. (A)	42,660	16,698,404
Zalando SE (A)(C)	87,363	4,868,912
		106,376,203
Media – 1.5%
Liberty Global PLC, Series C (A)	390,941	10,402,940
News Corp., Class A	169,000	2,619,500
		13,022,440
		125,262,059
Health care – 1.7%
Biotechnology – 0.3%
Grifols SA, ADR	126,900	2,728,350
Health care equipment and supplies – 0.3%
Intuitive Surgical, Inc. (A)	5,900	2,823,032
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	9,845	756,687
Pharmaceuticals – 1.0%
Roche Holding AG	35,955	7,976,904
		14,284,973
Industrials – 0.6%
Electrical equipment – 0.5%
Sensata Technologies Holding PLC (A)	96,400	4,586,712
Professional services – 0.1%
51job, Inc., ADR (A)	4,110	401,300
		4,988,012
Information technology – 75.6%
Communications equipment – 2.1%
Arista Networks, Inc. (A)	21,910	5,641,606
Lumentum Holdings, Inc. (A)(B)	69,439	4,020,518
Palo Alto Networks, Inc. (A)	42,360	8,703,709
		18,365,833
Electronic equipment, instruments and components – 2.4%
CDW Corp.	10,775	870,512
Cognex Corp.	31,625	1,410,791
Coherent, Inc. (A)	27,205	4,255,406
Corning, Inc.	74,300	2,043,993
Dolby Laboratories, Inc., Class A	5,390	332,509
Flex, Ltd. (A)	28,135	396,982
IPG Photonics Corp. (A)	8,880	1,959,194
Largan Precision Company, Ltd.	56,000	8,226,814
Samsung SDI Company, Ltd.	5,760	1,104,816
		20,601,017
Internet software and services – 19.6%
Alibaba Group Holding, Ltd., ADR (A)(B)	16,630	3,085,364
Alphabet, Inc., Class A (A)	5,667	6,399,120
Alphabet, Inc., Class C (A)	27,404	30,573,273
Altaba, Inc. (A)	283,900	20,784,319
Baidu, Inc., ADR (A)	1,740	422,820
Dropbox, Inc. (A)	70,457	2,206,172
Dropbox, Inc., Class A (A)	6,680	216,566
Facebook, Inc., Class A (A)	247,615	48,116,547
Mail.Ru Group, Ltd., GDR (A)	271,653	7,846,252
MongoDB, Inc. (A)	69,490	3,448,789
NAVER Corp.	18,535	12,683,585
NetEase, Inc., ADR	8,505	2,148,958
New Relic, Inc. (A)	11,290	1,135,661

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Nutanix, Inc., Class A (A)	79,790	$4,114,770
Okta, Inc. (A)	165,810	8,351,850
Tencent Holdings, Ltd.	294,040	14,765,328
Yandex NV, Class A (A)	28,080	1,008,072
		167,307,446
IT services – 4.9%
Capgemini SE	5,405	724,323
Cognizant Technology Solutions Corp.,
Class A	4,570	360,984
DXC Technology Company	111,795	9,011,795
Mastercard, Inc., Class A	6,720	1,320,614
PayPal Holdings, Inc. (A)	104,025	8,662,162
Perspecta, Inc.	47,313	972,282
Square, Inc., Class A (A)	306,220	18,875,401
Visa, Inc., Class A	12,360	1,637,082
		41,564,643
Semiconductors and semiconductor equipment – 18.1%
ams AG (A)	14,620	1,084,221
Applied Materials, Inc.	42,015	1,940,673
ASML Holding NV	3,720	736,448
Broadcom, Inc.	103,576	25,131,681
Cree, Inc. (A)	155,775	6,475,567
Infineon Technologies AG	48,565	1,233,614
Lam Research Corp.	86,750	14,994,738
Marvell Technology Group, Ltd.	418,200	8,966,208
Maxim Integrated Products, Inc.	111,000	6,511,260
Microchip Technology, Inc.	103,055	9,372,852
Micron Technology, Inc. (A)	503,995	26,429,498
NVIDIA Corp.	33,395	7,911,276
ON Semiconductor Corp. (A)	62,040	1,379,459
Qorvo, Inc. (A)	79,487	6,372,473
QUALCOMM, Inc.	397,100	22,285,252
SK Hynix, Inc.	53,775	4,127,727
Teradyne, Inc.	47,335	1,802,043
Texas Instruments, Inc.	70,047	7,722,682
		154,477,672
Software – 22.2%
Activision Blizzard, Inc.	22,895	1,747,346
Adobe Systems, Inc. (A)	5,200	1,267,812
Aspen Technology, Inc. (A)	4,630	429,386
Atlassian Corp. PLC, Class A (A)	23,595	1,475,159
Autodesk, Inc. (A)	12,360	1,620,272
AVEVA Group PLC	3,966	140,589
Electronic Arts, Inc. (A)	14,050	1,981,331
Ellie Mae, Inc. (A)(B)	32,803	3,406,264
FireEye, Inc. (A)	14,620	225,002
Guidewire Software, Inc. (A)	4,540	403,061
HubSpot, Inc. (A)	10,105	1,267,167
Intuit, Inc.	51,379	10,496,987
Microsoft Corp.	421,494	41,563,523
Paycom Software, Inc. (A)	109,310	10,803,107
Pivotal Software, Inc., Class A (A)	71,436	1,733,752
Proofpoint, Inc. (A)	91,270	10,524,344
RealPage, Inc. (A)	14,060	774,706
Red Hat, Inc. (A)	63,411	8,520,536
RingCentral, Inc., Class A (A)	118,315	8,323,460
salesforce.com, Inc. (A)	137,367	18,736,859
ServiceNow, Inc. (A)	103,400	17,833,398
Sophos Group PLC (C)	533,837	4,488,811
Splunk, Inc. (A)	18,505	1,834,031
Symantec Corp.	293,040	6,051,276
Synopsys, Inc. (A)	92,600	7,923,782
Tableau Software, Inc., Class A (A)	58,640	5,732,060
Take-Two Interactive Software, Inc. (A)	31,230	3,696,383

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Temenos AG (A)	10,550	$1,586,578
Workday, Inc., Class A (A)	115,190	13,951,813
Zendesk, Inc. (A)	15,040	819,530
		189,358,325
Technology hardware, storage and peripherals – 6.3%
Apple, Inc.	115,650	21,407,972
NetApp, Inc.	266,320	20,914,110
Pure Storage, Inc., Class A (A)	44,905	1,072,331
Samsung Electronics Company, Ltd.	260,516	10,912,902
		54,307,315
		645,982,251
Materials – 0.6%
Chemicals – 0.6%
DowDuPont, Inc.	73,300	4,831,936
Telecommunication services – 0.2%
Wireless telecommunication services – 0.2%
SoftBank Group Corp.	26,100	1,863,751
TOTAL COMMON STOCKS (Cost $668,981,285)		$797,212,982

PREFERRED SECURITIES – 0.2%
Information technology – 0.2%
Internet software and services – 0.2%
Airbnb, Inc., Series E (A)(D)(E)	8,624	947,260
Xiaoju Kuaizhi, Inc. (A)(D)(E)	9,513	450,726
		1,397,986
TOTAL PREFERRED SECURITIES (Cost $1,063,751)		$1,397,986

SECURITIES LENDING COLLATERAL – 3.7%
John Hancock Collateral Trust,
2.0600% (F)(G)	3,212,179	32,133,355
TOTAL SECURITIES LENDING COLLATERAL
(Cost $32,135,143)		$32,133,355

SHORT-TERM INVESTMENTS – 6.4%
Money market funds – 3.0%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (F)	501,269	501,269
T. Rowe Price Government Reserve Fund,
2.1583% (F)	24,909,082	24,909,082
		25,410,351
Repurchase agreement – 3.4%
Repurchase Agreement with State Street Corp.
dated 6-29-18 at 0.900% to be repurchased
at $29,245,193 on 7-2-18, collateralized by
$29,750,000 U.S. Treasury Notes, 1.375%
due 12-31-18 (valued at $29,830,266,
including interest)	$29,243,000	29,243,000
TOTAL SHORT-TERM INVESTMENTS (Cost $54,653,351)		$54,653,351
Total Investments (Science & Technology Trust)
(Cost $756,833,530) – 103.6%		$885,397,674
Other assets and liabilities, net – (3.6%)		(30,994,856)
TOTAL NET ASSETS – 100.0%		$854,402,818

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Science & Technology Trust (continued)

(D)

Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 6-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.7%
Consumer discretionary – 12.9%
Auto components – 1.0%
American Axle & Manufacturing
Holdings, Inc. (A)	31,185	$485,239
Cooper Tire & Rubber Company (B)	14,265	375,170
Cooper-Standard Holdings, Inc. (A)	4,979	650,606
Dana, Inc.	41,079	829,385
Dorman Products, Inc. (A)	7,624	520,795
Fox Factory Holding Corp. (A)	10,379	483,142
Gentherm, Inc. (A)	10,416	409,349
LCI Industries	6,893	621,404
Modine Manufacturing Company (A)	14,198	259,114
Motorcar Parts of America, Inc. (A)	5,934	111,025
Standard Motor Products, Inc.	6,009	290,475
Stoneridge, Inc. (A)	7,783	273,495
Superior Industries International, Inc.	7,580	135,682
Tenneco, Inc.	14,318	629,419
Tower International, Inc.	5,755	183,009
		6,257,309
Automobiles – 0.1%
Winnebago Industries, Inc.	8,787	356,752
Distributors – 0.1%
Core-Mark Holding Company, Inc.	13,311	302,160
Weyco Group, Inc.	2,127	77,423
		379,583
Diversified consumer services – 0.8%
Adtalem Global Education, Inc. (A)	16,792	807,695
American Public Education, Inc. (A)	4,663	196,312
Capella Education Company	3,259	321,663
Career Education Corp. (A)	19,630	317,417
Carriage Services, Inc.	4,644	114,010
Chegg, Inc. (A)	30,128	837,257
Houghton Mifflin Harcourt Company (A)	31,041	237,464
K12, Inc. (A)	11,137	182,313
Laureate Education, Inc., Class A (A)	14,263	204,389
Regis Corp. (A)	10,295	170,279
Sotheby’s (A)	10,519	571,602
Strayer Education, Inc.	3,042	343,776
Weight Watchers International, Inc. (A)	10,905	1,102,496
		5,406,673
Hotels, restaurants and leisure – 3.0%
BBX Capital Corp.	19,639	177,340
Belmond, Ltd., Class A (A)	25,961	289,465
Biglari Holdings, Inc., Class B (A)	422	77,433
BJ’s Restaurants, Inc.	5,857	351,420
Bloomin’ Brands, Inc.	23,708	476,531
Bojangles’, Inc. (A)	5,678	81,763
Boyd Gaming Corp. (B)	23,101	800,681
Brinker International, Inc. (B)	12,325	586,670
Carrols Restaurant Group, Inc. (A)	10,431	154,900
Century Casinos, Inc. (A)	10,337	90,449
Churchill Downs, Inc.	3,288	974,892

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Chuy’s Holdings, Inc. (A)	5,003	$153,592
Cracker Barrel Old Country Store, Inc. (B)	5,355	836,505
Dave & Buster’s Entertainment, Inc. (A)	11,333	539,451
Del Frisco’s Restaurant Group, Inc. (A)	6,786	85,504
Del Taco Restaurants, Inc. (A)	9,491	134,582
Denny’s Corp. (A)	18,126	288,747
Dine Brands Global, Inc. (B)	4,741	354,627
Drive Shack, Inc. (A)	18,897	145,885
El Pollo Loco Holdings, Inc. (A)	7,180	81,852
Eldorado Resorts, Inc. (A)	18,644	728,980
Fiesta Restaurant Group, Inc. (A)	6,930	198,891
Golden Entertainment, Inc. (A)	5,282	142,561
ILG, Inc.	29,867	986,507
International Speedway Corp., Class A	6,943	310,352
Jack in the Box, Inc.	8,315	707,773
Lindblad Expeditions Holdings, Inc. (A)	7,736	102,502
Marriott Vacations Worldwide Corp.	5,997	677,421
Monarch Casino & Resort, Inc. (A)	3,568	157,170
Nathan’s Famous, Inc.	908	85,443
Papa John’s International, Inc.	6,461	327,702
Penn National Gaming, Inc. (A)	24,268	815,162
Pinnacle Entertainment, Inc. (A)	14,808	499,474
Planet Fitness, Inc., Class A (A)	24,892	1,093,754
PlayAGS, Inc. (A)	3,475	94,068
Potbelly Corp. (A)	7,798	100,984
RCI Hospitality Holdings, Inc.	2,977	94,222
Red Lion Hotels Corp. (A)	7,038	81,993
Red Robin Gourmet Burgers, Inc. (A)	3,773	175,822
Red Rock Resorts, Inc., Class A	19,726	660,821
Ruth’s Hospitality Group, Inc.	8,308	233,039
Scientific Games Corp. (A)	15,655	769,443
SeaWorld Entertainment, Inc. (A)	15,535	338,974
Shake Shack, Inc., Class A (A)(B)	7,048	466,437
Sonic Corp. (B)	10,316	355,077
Speedway Motorsports, Inc.	3,850	66,836
Texas Roadhouse, Inc.	19,080	1,249,931
The Cheesecake Factory, Inc.	11,957	658,352
The Habit Restaurants, Inc., Class A (A)(B)	7,202	72,020
Town Sports International
Holdings, Inc. (A)(B)	5,117	74,452
Wingstop, Inc.	8,130	423,736
		19,432,188
Household durables – 1.6%
AV Homes, Inc. (A)	4,010	85,814
Bassett Furniture Industries, Inc.	3,626	99,896
Beazer Homes USA, Inc. (A)	9,309	137,308
Cavco Industries, Inc. (A)	2,442	507,081
Century Communities, Inc. (A)	7,296	230,189
Ethan Allen Interiors, Inc.	7,218	176,841
Flexsteel Industries, Inc.	2,612	104,219
GoPro, Inc., Class A (A)(B)	32,967	212,307
Green Brick Partners, Inc. (A)	6,639	65,062
Hamilton Beach Brands Holding Company,
Class A	2,337	67,890
Hamilton Beach Brands Holding Company,
Class B	1,197	34,773
Helen of Troy, Ltd. (A)	7,519	740,246
Hooker Furniture Corp.	3,487	163,540
Hovnanian Enterprises, Inc., Class A (A)	39,744	64,783
Installed Building Products, Inc. (A)	6,301	356,322
iRobot Corp. (A)(B)	7,685	582,292
KB Home	24,085	656,075
La-Z-Boy, Inc.	13,120	401,472
LGI Homes, Inc. (A)(B)	5,187	299,446
M/I Homes, Inc. (A)	7,869	208,371

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
MDC Holdings, Inc.	12,625	$388,471
Meritage Homes Corp. (A)	10,860	477,297
PICO Holdings, Inc. (A)	8,047	93,748
Roku, Inc. (A)(B)	12,337	525,803
Skyline Champion Corp.	2,278	79,821
Taylor Morrison Home Corp., Class A (A)	31,686	658,435
TopBuild Corp. (A)	9,924	777,446
TRI Pointe Group, Inc. (A)	42,728	699,030
Tupperware Brands Corp.	14,649	604,125
Universal Electronics, Inc. (A)	4,251	140,496
William Lyon Homes, Class A (A)	9,095	211,004
ZAGG, Inc. (A)	8,141	140,839
		9,990,442
Internet and direct marketing retail – 0.5%
1-800-Flowers.com, Inc., Class A (A)	8,236	103,362
Duluth Holdings, Inc., Class B (A)(B)	2,770	65,898
Gaia, Inc. (A)	3,912	79,218
Groupon, Inc. (A)(B)	125,323	538,889
Lands’ End, Inc. (A)	3,086	86,099
Liberty Expedia Holdings, Inc., Series A (A)	15,535	682,608
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	20,987	337,891
Nutrisystem, Inc.	8,490	326,865
Overstock.com, Inc. (A)(B)	5,963	200,655
PetMed Express, Inc. (B)	5,683	250,336
Shutterfly, Inc. (A)	9,316	838,719
		3,510,540
Leisure products – 0.3%
Acushnet Holdings Corp.	9,800	239,708
American Outdoor Brands Corp. (A)	15,682	188,654
Callaway Golf Company	26,749	507,429
Johnson Outdoors, Inc., Class A	1,518	128,317
Malibu Boats, Inc., Class A (A)	6,068	254,492
MCBC Holdings, Inc. (A)	5,784	167,447
Nautilus, Inc. (A)	9,147	143,608
Sturm Ruger & Company, Inc. (B)	4,659	260,904
Vista Outdoor, Inc. (A)	16,623	257,490
		2,148,049
Media – 1.6%
AMC Entertainment Holdings, Inc.,
Class A (B)	14,775	234,923
Central European Media Enterprises, Ltd.,
Class A (A)(B)	23,794	98,745
Daily Journal Corp. (A)(B)	366	84,253
Emerald Expositions Events, Inc.	7,343	151,266
Entercom Communications Corp., Class A (B)	36,681	276,942
Entravision Communications Corp., Class A	20,522	102,610
Eros International PLC (A)(B)	8,925	116,025
Gannett Company, Inc.	32,074	343,192
Gray Television, Inc. (A)	22,839	360,856
Hemisphere Media Group, Inc. (A)	6,742	88,320
IMAX Corp. (A)	15,598	345,496
Liberty Latin America, Ltd., Class A (A)(B)	15,570	297,698
Liberty Latin America, Ltd., Class C (A)	28,794	558,028
Liberty Media Corp.-Liberty Braves,
Class A (A)	4,055	104,254
Liberty Media Corp.-Liberty Braves,
Class C (A)	9,309	240,731
LiveXLive Media, Inc. (A)(B)	8,897	51,336
Loral Space & Communications, Inc. (A)	3,684	138,518
MDC Partners, Inc., Class A (A)	18,282	84,097
Media General, Inc. (A)(C)	29,399	2,822
Meredith Corp. (B)	11,005	561,255
MSG Networks, Inc., Class A (A)	16,942	405,761

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
National CineMedia, Inc.	22,645	$190,218
New Media Investment Group, Inc.	16,881	311,961
Nexstar Media Group, Inc., Class A	12,638	927,629
Reading International, Inc., Class A (A)	5,177	82,573
Scholastic Corp.	7,840	347,390
Sinclair Broadcast Group, Inc., Class A (B)	20,336	653,802
TEGNA, Inc.	61,182	663,825
The EW Scripps Company, Class A	13,522	181,060
The Marcus Corp.	5,632	183,040
The New York Times Company, Class A	36,874	955,037
tronc, Inc. (A)	5,332	92,137
WideOpenWest, Inc. (A)(B)	9,452	91,306
World Wrestling Entertainment, Inc., Class A	11,931	868,815
		10,195,921
Multiline retail – 0.3%
Big Lots, Inc. (B)	11,825	494,049
Dillard’s, Inc., Class A (B)	3,337	315,347
J.C. Penney Company, Inc. (A)(B)	90,604	212,013
Ollie’s Bargain Outlet Holdings, Inc. (A)	13,999	1,014,928
		2,036,337
Specialty retail – 2.8%
Aaron’s, Inc.	19,638	853,271
Abercrombie & Fitch Company, Class A	19,314	472,807
American Eagle Outfitters, Inc.	45,524	1,058,433
America’s Car-Mart, Inc. (A)	1,789	110,739
Asbury Automotive Group, Inc. (A)	5,688	389,912
Ascena Retail Group, Inc. (A)	51,238	204,183
At Home Group, Inc. (A)	5,262	206,007
Barnes & Noble Education, Inc. (A)	11,793	66,513
Barnes & Noble, Inc.	18,134	115,151
Bed Bath & Beyond, Inc.	38,090	758,943
Boot Barn Holdings, Inc. (A)	5,773	119,790
Caleres, Inc.	11,978	411,923
Camping World Holdings, Inc., Class A (B)	9,392	234,612
Carvana Company (A)(B)	8,022	333,715
Chico’s FAS, Inc.	36,703	298,762
Citi Trends, Inc.	3,813	104,629
Conn’s, Inc. (A)	5,645	186,285
DSW, Inc., Class A	19,367	500,056
Express, Inc. (A)(B)	21,796	199,433
Five Below, Inc. (A)	15,421	1,506,786
Francesca’s Holdings Corp. (A)	10,995	83,012
GameStop Corp., Class A (B)	28,294	412,244
Genesco, Inc. (A)	5,668	225,020
GNC Holdings, Inc., Class A (A)(B)	25,413	89,454
Group 1 Automotive, Inc.	5,669	357,147
Guess?, Inc.	16,325	349,355
Haverty Furniture Companies, Inc.	5,859	126,554
Hibbett Sports, Inc. (A)(B)	5,623	128,767
Hudson, Ltd., Class A (A)	11,483	200,838
Kirkland’s, Inc. (A)	4,986	58,037
Lithia Motors, Inc., Class A	6,633	627,283
Lumber Liquidators Holdings, Inc. (A)(B)	8,268	201,326
MarineMax, Inc. (A)	6,341	120,162
Monro, Inc. (B)	9,037	525,050
Murphy USA, Inc. (A)	8,714	647,363
National Vision Holdings, Inc. (A)	9,681	354,034
Office Depot, Inc.	158,764	404,848
Party City Holdco, Inc. (A)	10,116	154,269
Pier 1 Imports, Inc.	25,642	61,028
Rent-A-Center, Inc. (A)(B)	12,966	190,860
RH (A)(B)	5,466	763,600
Sally Beauty Holdings, Inc. (A)(B)	34,576	554,253
Shoe Carnival, Inc.	3,174	102,996

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Signet Jewelers, Ltd.	16,661	$928,817
Sleep Number Corp. (A)	10,324	299,602
Sonic Automotive, Inc., Class A	6,975	143,685
Sportsman’s Warehouse Holdings, Inc. (A)	11,796	60,396
Tailored Brands, Inc.	14,123	360,419
The Buckle, Inc. (B)	8,350	224,615
The Cato Corp., Class A	6,576	161,901
The Children’s Place, Inc.	4,498	543,358
Tile Shop Holdings, Inc.	12,765	98,291
Tilly’s, Inc., Class A	4,627	70,099
Winmark Corp.	655	97,235
Zumiez, Inc. (A)	5,595	140,155
		17,998,023
Textiles, apparel and luxury goods – 0.8%
Crocs, Inc. (A)(B)	19,315	340,137
Culp, Inc.	3,699	90,810
Deckers Outdoor Corp. (A)	8,985	1,014,317
Fossil Group, Inc. (A)	13,056	350,815
G-III Apparel Group, Ltd. (A)	12,275	545,010
Movado Group, Inc.	4,507	217,688
Oxford Industries, Inc.	4,697	389,757
Perry Ellis International, Inc. (A)	3,990	108,408
Rocky Brands, Inc.	2,372	71,160
Steven Madden, Ltd.	16,331	867,176
Unifi, Inc. (A)	4,765	151,051
Vera Bradley, Inc. (A)	7,066	99,207
Wolverine World Wide, Inc.	25,974	903,116
		5,148,652
		82,860,469
Consumer staples – 2.7%
Beverages – 0.3%
Coca-Cola Bottling Company Consolidated	1,394	188,371
Craft Brew Alliance, Inc. (A)	4,501	92,946
MGP Ingredients, Inc. (B)	3,758	333,748
National Beverage Corp. (A)(B)	3,328	355,763
Primo Water Corp. (A)	7,972	139,430
The Boston Beer Company, Inc., Class A (A)	2,356	706,093
		1,816,351
Food and staples retailing – 0.6%
Ingles Markets, Inc., Class A	4,296	136,613
Performance Food Group Company (A)	28,633	1,050,831
PriceSmart, Inc.	6,309	570,965
Rite Aid Corp. (A)(B)	300,023	519,040
SpartanNash Company	10,229	261,044
SUPERVALU, Inc. (A)(B)	10,821	222,047
The Andersons, Inc.	7,819	267,410
The Chefs’ Warehouse, Inc. (A)	6,400	182,400
United Natural Foods, Inc. (A)	14,255	608,118
Village Super Market, Inc., Class A	2,889	85,110
Weis Markets, Inc.	2,821	150,472
		4,054,050
Food products – 1.0%
B&G Foods, Inc. (B)	18,649	557,605
Calavo Growers, Inc. (B)	4,446	427,483
Cal-Maine Foods, Inc. (A)	8,758	401,554
Darling Ingredients, Inc. (A)	46,246	919,370
Dean Foods Company	26,596	279,524
Farmer Brothers Company (A)	3,265	99,746
Fresh Del Monte Produce, Inc.	8,335	371,324
Freshpet, Inc. (A)(B)	7,685	210,953
Hostess Brands, Inc. (A)	27,911	379,590
J&J Snack Foods Corp.	4,207	641,441
John B. Sanfilippo & Son, Inc.	2,505	186,497

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Lancaster Colony Corp.	5,266	$728,920
Landec Corp. (A)	7,992	119,081
Limoneira Company	4,093	100,729
Sanderson Farms, Inc.	5,738	603,351
Seneca Foods Corp., Class A (A)	2,513	67,851
The Simply Good Foods Company (A)	17,631	254,592
Tootsie Roll Industries, Inc. (B)	4,838	149,252
		6,498,863
Household products – 0.3%
Central Garden & Pet Company (A)	4,285	186,312
Central Garden & Pet Company, Class A (A)	8,627	349,135
HRG Group, Inc. (A)	35,661	466,802
Oil-Dri Corp. of America	1,481	62,409
WD-40 Company (B)	3,867	565,549
		1,630,207
Personal products – 0.3%
Edgewell Personal Care Company (A)	15,281	771,079
elf Beauty, Inc. (A)(B)	7,210	109,880
Inter Parfums, Inc.	5,067	271,085
Medifast, Inc.	3,294	527,567
USANA Health Sciences, Inc. (A)	3,593	414,273
		2,093,884
Tobacco – 0.2%
22nd Century Group, Inc. (A)(B)	37,236	91,601
Turning Point Brands, Inc.	2,543	81,122
Universal Corp.	7,077	467,436
Vector Group, Ltd. (B)	27,528	525,234
		1,165,393
		17,258,748
Energy – 4.8%
Energy equipment and services – 1.8%
Archrock, Inc.	36,614	439,368
Basic Energy Services, Inc. (A)	6,401	71,115
Bristow Group, Inc. (A)(B)	9,624	135,795
C&J Energy Services, Inc. (A)	18,502	436,647
Cactus, Inc., Class A (A)	7,767	262,447
Covia Holdings Corp. (A)	9,113	169,137
Diamond Offshore Drilling, Inc. (A)(B)	18,363	383,052
Dril-Quip, Inc. (A)	10,852	557,793
Era Group, Inc. (A)	7,021	90,922
Exterran Corp. (A)	9,543	238,957
Forum Energy Technologies, Inc. (A)	23,778	293,658
Frank’s International NV (B)	22,742	177,388
FTS International, Inc. (A)	6,953	99,011
Helix Energy Solutions Group, Inc. (A)	40,896	340,664
ION Geophysical Corp. (A)	3,258	79,169
Keane Group, Inc. (A)	15,885	217,148
Liberty Oilfield Services, Inc., Class A (A)(B)	4,738	88,695
Mammoth Energy Services, Inc. (A)(B)	2,501	84,934
Matrix Service Company (A)	8,051	147,736
McDermott International, Inc. (A)	50,806	998,338
Natural Gas Services Group, Inc. (A)	4,458	105,209
Newpark Resources, Inc. (A)	25,858	280,559
Nine Energy Service, Inc. (A)	2,585	85,615
Noble Corp. PLC (A)	71,227	450,867
Ocean Rig UDW, Inc., Class A (A)	15,454	455,584
Oceaneering International, Inc.	28,309	720,747
Oil States International, Inc. (A)	17,015	546,182
Pioneer Energy Services Corp. (A)	23,494	137,440
ProPetro Holding Corp. (A)	20,481	321,142
RigNet, Inc. (A)	5,239	53,962
Rowan Companies PLC, Class A (A)	36,481	591,722
SEACOR Holdings, Inc. (A)	4,870	278,905

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
SEACOR Marine Holdings, Inc. (A)	4,778	$110,324
Select Energy Services, Inc., Class A (A)	13,352	194,005
Solaris Oilfield Infrastructure, Inc.,
Class A (A)(B)	7,725	110,390
Superior Energy Services, Inc. (A)	44,273	431,219
TETRA Technologies, Inc. (A)	37,118	165,175
Tidewater, Inc. (A)	7,113	205,779
U.S. Silica Holdings, Inc. (B)	22,399	575,430
Unit Corp. (A)	15,050	384,678
		11,516,908
Oil, gas and consumable fuels – 3.0%
Abraxas Petroleum Corp. (A)	48,698	140,737
Alta Mesa Resources, Inc. (A)	28,014	190,775
Arch Coal, Inc., Class A	5,345	419,208
Ardmore Shipping Corp. (A)	10,693	87,683
Bonanza Creek Energy, Inc. (A)	5,396	204,347
California Resources Corp. (A)	12,862	584,449
Callon Petroleum Company (A)	63,888	686,157
Carrizo Oil & Gas, Inc. (A)	22,364	622,837
Clean Energy Fuels Corp. (A)	41,492	153,105
Cloud Peak Energy, Inc. (A)	24,031	83,868
CONSOL Energy, Inc. (A)	8,003	306,915
CVR Energy, Inc. (B)	4,545	168,120
Delek US Holdings, Inc.	23,616	1,184,815
Denbury Resources, Inc. (A)	125,571	603,997
DHT Holdings, Inc.	27,240	127,756
Dorian LPG, Ltd. (A)	9,038	69,050
Energy XXI Gulf Coast, Inc. (A)	10,516	92,961
Euronav NV (B)	9,989	91,899
Evolution Petroleum Corp.	9,056	89,202
Frontline, Ltd. (A)(B)	22,243	129,899
GasLog, Ltd. (B)	11,545	220,510
Golar LNG, Ltd.	26,743	787,849
Green Plains, Inc.	11,303	206,845
Gulfport Energy Corp. (A)	49,749	625,345
Halcon Resources Corp. (A)(B)	39,804	174,740
HighPoint Resources Corp. (A)	31,679	192,608
International Seaways, Inc. (A)	6,163	142,612
Jagged Peak Energy, Inc. (A)(B)	18,628	242,537
Laredo Petroleum, Inc. (A)	44,517	428,254
Lilis Energy, Inc. (A)(B)	14,561	75,717
Matador Resources Company (A)	28,081	843,834
Midstates Petroleum Company, Inc. (A)	5,307	72,228
Nordic American Tankers, Ltd.	43,655	116,995
Northern Oil and Gas, Inc. (A)	33,111	104,300
Oasis Petroleum, Inc. (A)	76,623	993,800
Overseas Shipholding Group, Inc., Class A (A)	17,485	67,842
Panhandle Oil and Gas, Inc., Class A	4,788	91,451
Par Pacific Holdings, Inc. (A)	9,035	157,028
PDC Energy, Inc. (A)	18,812	1,137,185
Peabody Energy Corp.	22,726	1,033,578
Penn Virginia Corp. (A)(B)	3,541	300,595
Renewable Energy Group, Inc. (A)	10,431	186,193
Resolute Energy Corp. (A)(B)	6,388	199,306
REX American Resources Corp. (A)	1,703	137,892
Ring Energy, Inc. (A)	16,767	211,600
Sanchez Energy Corp. (A)(B)	24,384	110,216
SandRidge Energy, Inc. (A)	8,795	156,023
Scorpio Tankers, Inc.	84,447	237,296
SemGroup Corp., Class A	22,541	572,541
Ship Finance International, Ltd.	22,268	332,907
SilverBow Resources, Inc. (A)	2,326	67,175
Southwestern Energy Company (A)	167,423	887,342
SRC Energy, Inc. (A)	68,785	758,011
Talos Energy, Inc. (A)	5,723	183,880

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Teekay Corp. (B)	19,656	$152,334
Teekay Tankers, Ltd., Class A (B)	63,326	74,091
Tellurian, Inc. (A)(B)	23,586	196,236
Ultra Petroleum Corp. (A)(B)	48,204	111,351
Uranium Energy Corp. (A)(B)	50,387	81,123
W&T Offshore, Inc. (A)	27,091	193,701
WildHorse Resource Development Corp. (A)	7,774	197,149
World Fuel Services Corp.	19,210	392,076
Zion Oil & Gas, Inc. (A)	17,401	70,561
		19,562,637
		31,079,545
Financials – 17.3%
Banks – 9.5%
1st Constitution Bancorp	3,801	87,043
1st Source Corp.	4,144	221,414
Access National Corp.	5,038	144,087
ACNB Corp.	1,847	62,890
Allegiance Bancshares, Inc. (A)	3,814	165,337
American National Bankshares, Inc.	2,537	101,480
Ameris Bancorp	11,246	599,974
Ames National Corp.	2,877	88,755
Arrow Financial Corp.	3,444	125,362
Atlantic Capital Bancshares, Inc. (A)	8,250	162,113
Auburn National Bancorporation, Inc.	1,323	65,634
Banc of California, Inc. (B)	11,976	234,131
BancFirst Corp.	4,433	262,434
BancorpSouth Bank	26,474	872,318
Bank of Commerce Holdings	8,236	105,009
Bank of Marin Bancorp	2,201	177,951
Bankwell Financial Group, Inc.	2,076	66,743
Banner Corp.	8,868	533,233
Bar Harbor Bankshares	4,368	132,307
Baycom Corp. (A)(B)	4,820	119,295
BCB Bancorp, Inc.	4,328	64,920
Berkshire Hills Bancorp, Inc.	11,064	449,198
Blue Hills Bancorp, Inc.	6,447	143,123
Boston Private Financial Holdings, Inc.	23,299	370,454
Bridge Bancorp, Inc.	5,078	182,554
Brookline Bancorp, Inc.	22,304	414,854
Bryn Mawr Bank Corp.	5,550	256,965
Business First Bancshares, Inc. (B)	3,196	84,215
Byline Bancorp, Inc. (A)	4,948	110,538
C&F Financial Corp.	1,236	77,312
Cadence BanCorp	12,675	365,927
Cambridge Bancorp	1,311	113,454
Camden National Corp.	4,238	193,719
Capital City Bank Group, Inc.	4,236	100,097
Capstar Financial Holdings, Inc. (A)	4,500	83,385
Carolina Financial Corp.	5,531	237,391
Cathay General Bancorp	21,320	863,247
CB Financial Services, Inc. (B)	2,738	94,187
CBTX, Inc. (B)	5,526	182,634
CenterState Bank Corp.	23,100	688,842
Central Pacific Financial Corp.	8,086	231,664
Central Valley Community Bancorp	3,572	75,584
Century Bancorp, Inc., Class A	981	74,948
Chemical Financial Corp.	19,886	1,107,054
Citizens & Northern Corp.	4,065	105,121
City Holding Company	4,033	303,403
Civista Bancshares, Inc.	5,090	123,382
CNB Financial Corp.	4,459	134,038
CoBiz Financial, Inc.	11,207	240,726
Codorus Valley Bancorp, Inc.	2,702	82,897
Columbia Banking System, Inc.	20,417	835,055

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Community Bank System, Inc.	13,684	$808,314
Community Bankers Trust Corp. (A)	7,783	69,658
Community Trust Bancorp, Inc.	4,365	218,032
ConnectOne Bancorp, Inc.	8,837	220,041
Customers Bancorp, Inc. (A)	8,198	232,659
CVB Financial Corp.	29,195	654,552
Eagle Bancorp, Inc. (A)	8,994	551,332
Enterprise Financial Services Corp.	6,208	334,922
Equity Bancshares, Inc., Class A (A)	4,141	171,769
Esquire Financial Holdings, Inc. (A)	2,758	72,784
Evans Bancorp, Inc.	1,675	77,218
Farmers & Merchants Bancorp, Inc. (B)	2,419	97,607
Farmers Capital Bank Corp.	2,412	125,665
Farmers National Banc Corp.	7,459	118,971
FB Financial Corp.	3,575	145,574
FCB Financial Holdings, Inc., Class A (A)	11,806	694,193
Fidelity Southern Corp.	6,724	170,857
Financial Institutions, Inc.	4,991	164,204
First Bancorp (NC)	8,160	333,826
First BanCorp (PR) (A)	59,965	458,732
First Bancorp, Inc.	3,161	89,203
First Busey Corp.	12,065	382,702
First Business Financial Services, Inc.	3,909	101,634
First Choice Bancorp	2,625	80,220
First Commonwealth Financial Corp.	26,840	416,288
First Community Bancshares, Inc.	4,969	158,312
First Community Corp. (B)	3,871	97,162
First Connecticut Bancorp, Inc.	5,096	155,938
First Financial Bancorp	26,748	819,826
First Financial Bankshares, Inc. (B)	18,186	925,667
First Financial Corp.	3,135	142,172
First Financial Northwest, Inc.	4,475	87,352
First Foundation, Inc. (A)	10,049	186,308
First Internet Bancorp	3,092	105,437
First Interstate BancSystem, Inc., Class A	9,068	382,670
First Merchants Corp.	13,652	633,453
First Mid-Illinois Bancshares, Inc.	3,753	147,493
First Midwest Bancorp, Inc.	28,522	726,455
First United Corp.	3,442	70,389
Flushing Financial Corp.	8,558	223,364
FNB Bancorp	1,891	69,343
Franklin Financial Network, Inc. (A)	4,081	153,446
Fulton Financial Corp.	47,464	783,156
German American Bancorp, Inc.	6,153	220,585
Glacier Bancorp, Inc.	23,833	921,860
Great Southern Bancorp, Inc.	3,190	182,468
Great Western Bancorp, Inc.	16,312	684,941
Green Bancorp, Inc.	6,770	146,232
Guaranty Bancorp	7,390	220,222
Guaranty Bancshares, Inc.	2,327	76,651
Hancock Whitney Corp.	23,560	1,099,074
Hanmi Financial Corp.	9,039	256,256
HarborOne Bancorp, Inc. (A)	5,222	98,905
Heartland Financial USA, Inc.	7,828	429,366
Heritage Commerce Corp.	12,157	206,547
Heritage Financial Corp.	9,438	328,914
Hilltop Holdings, Inc.	20,707	457,003
Home BancShares, Inc.	44,598	1,006,131
HomeTrust Bancshares, Inc. (A)	4,955	139,483
Hope Bancorp, Inc.	36,695	654,272
Horizon Bancorp, Inc.	10,758	222,573
Howard Bancorp, Inc. (A)	4,821	86,778
IBERIABANK Corp.	15,577	1,180,737
Independent Bank Corp. (MA)	7,486	586,902
Independent Bank Corp. (MI)	6,011	153,281

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Independent Bank Group, Inc.	6,029	$402,737
International Bancshares Corp.	15,400	659,120
Investar Holding Corp.	2,868	79,300
Investors Bancorp, Inc.	66,995	856,866
Lakeland Bancorp, Inc.	12,872	255,509
Lakeland Financial Corp.	6,650	320,464
LCNB Corp.	2,880	56,736
LegacyTexas Financial Group, Inc.	13,559	529,072
Live Oak Bancshares, Inc.	7,319	224,327
Macatawa Bank Corp.	7,778	94,425
MB Financial, Inc.	23,303	1,088,250
MBT Financial Corp.	6,036	64,283
Mercantile Bank Corp.	4,948	182,878
Metropolitan Bank Holding Corp. (A)(B)	2,154	113,042
Middlefield Banc Corp.	1,614	81,830
Midland States Bancorp, Inc.	6,262	214,536
MidSouth Bancorp, Inc.	4,813	63,772
MidWestOne Financial Group, Inc.	3,479	117,521
MutualFirst Financial, Inc.	1,560	58,890
National Bank Holdings Corp., Class A	7,701	297,182
National Bankshares, Inc.	2,111	97,950
National Commerce Corp. (A)	4,457	206,359
NBT Bancorp, Inc.	11,730	447,500
Nicolet Bankshares, Inc. (A)	2,502	137,885
Northrim BanCorp, Inc.	3,000	118,650
Norwood Financial Corp.	1,939	69,843
OFG Bancorp (B)	12,418	174,473
Ohio Valley Banc Corp. (B)	1,903	99,812
Old Line Bancshares, Inc.	4,894	170,850
Old National Bancorp	41,652	774,727
Old Second Bancorp, Inc.	9,711	139,838
Opus Bank	5,605	160,864
Origin Bancorp, Inc. (B)	4,779	195,652
Orrstown Financial Services, Inc.	3,355	87,230
Pacific Premier Bancorp, Inc. (A)	12,803	488,434
Park National Corp.	3,641	405,680
Parke Bancorp, Inc.	3,355	79,346
Peapack Gladstone Financial Corp.	5,593	193,462
Penns Woods Bancorp, Inc.	1,610	72,096
Peoples Bancorp, Inc.	5,201	196,494
Peoples Financial Services Corp.	2,003	94,181
People’s Utah Bancorp	4,817	171,967
Preferred Bank	3,906	240,063
Premier Financial Bancorp, Inc.	5,226	97,569
QCR Holdings, Inc.	3,873	183,774
RBB Bancorp (B)	4,410	141,649
Renasant Corp.	13,400	609,968
Republic Bancorp, Inc., Class A	2,592	117,418
Republic First Bancorp, Inc. (A)	15,211	119,406
S&T Bancorp, Inc.	9,333	403,559
Sandy Spring Bancorp, Inc.	9,211	377,743
SB One Bancorp (B)	3,500	103,950
Seacoast Banking Corp. of Florida (A)	12,898	407,319
ServisFirst Bancshares, Inc.	13,247	552,797
Shore Bancshares, Inc.	5,411	102,917
Sierra Bancorp	3,910	110,418
Simmons First National Corp., Class A	25,316	756,948
SmartFinancial, Inc. (A)	4,939	127,229
South State Corp.	10,009	863,276
Southern First Bancshares, Inc. (A)	2,740	121,108
Southern National Bancorp of Virginia, Inc.	7,424	132,444
Southside Bancshares, Inc.	9,098	306,421
State Bank Financial Corp.	10,253	342,450
Stock Yards Bancorp, Inc.	6,213	237,026
Summit Financial Group, Inc.	3,537	94,933

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The Bancorp, Inc. (A)	15,570	$162,862
The Bank of NT Butterfield & Son, Ltd.	14,756	674,644
The Bank of Princeton (A)	2,582	85,852
The First Bancshares, Inc.	4,112	147,826
The First of Long Island Corp.	7,520	186,872
Tompkins Financial Corp.	4,034	346,440
Towne Bank	18,294	587,237
TriCo Bancshares	5,823	218,071
TriState Capital Holdings, Inc. (A)	6,685	174,479
Triumph Bancorp, Inc. (A)	6,798	277,019
Trustmark Corp.	18,744	611,617
UMB Financial Corp.	12,415	946,395
Union Bankshares Corp.	18,308	711,815
United Bankshares, Inc. (B)	28,081	1,022,148
United Community Banks, Inc.	21,809	668,882
Univest Corp. of Pennsylvania	8,145	223,988
Valley National Bancorp	89,401	1,087,116
Veritex Holdings, Inc. (A)	7,066	219,541
Washington Trust Bancorp, Inc.	4,166	242,045
WesBanco, Inc.	12,359	556,649
West Bancorporation, Inc.	4,715	118,582
Westamerica Bancorporation (B)	7,402	418,287
		61,319,264
Capital markets – 1.3%
Arlington Asset Investment Corp., Class A (B)	8,807	90,800
Artisan Partners Asset Management, Inc.,
Class A	13,779	415,437
B. Riley Financial, Inc.	6,228	140,441
BrightSphere Investment Group PLC	23,307	332,358
Cohen & Steers, Inc.	6,442	268,696
Cowen, Inc. (A)(B)	8,324	115,287
Diamond Hill Investment Group, Inc.	982	190,930
Donnelley Financial Solutions, Inc. (A)	9,893	171,841
Federated Investors, Inc., Class B	27,335	637,452
Financial Engines, Inc.	18,098	812,600
GAIN Capital Holdings, Inc. (B)	8,113	61,253
Greenhill & Company, Inc. (B)	6,238	177,159
Hamilton Lane, Inc., Class A	4,276	205,120
Houlihan Lokey, Inc.	8,196	419,799
INTL. FCStone, Inc. (A)	4,422	228,662
Investment Technology Group, Inc.	9,505	198,845
Ladenburg Thalmann Financial Services, Inc.	29,652	100,817
Moelis & Company, Class A	10,982	644,094
Oppenheimer Holdings, Inc., Class A	3,189	89,292
Piper Jaffray Companies	4,175	320,849
PJT Partners, Inc., Class A	5,542	295,887
Pzena Investment Management, Inc., Class A	6,626	61,025
Safeguard Scientifics, Inc. (A)	7,330	93,824
Stifel Financial Corp.	19,586	1,023,369
Virtus Investment Partners, Inc.	2,002	256,156
Waddell & Reed Financial, Inc., Class A (B)	22,687	407,685
Westwood Holdings Group, Inc.	2,521	150,100
WisdomTree Investments, Inc.	33,922	308,012
		8,217,790
Consumer finance – 0.7%
Elevate Credit, Inc. (A)	7,346	62,147
Encore Capital Group, Inc. (A)	7,377	269,998
Enova International, Inc. (A)	9,475	346,311
EZCORP, Inc., Class A (A)	14,641	176,424
FirstCash, Inc.	12,499	1,123,035
Green Dot Corp., Class A (A)	13,469	988,490
LendingClub Corp. (A)	90,145	341,650
Nelnet, Inc., Class A	5,197	303,557
PRA Group, Inc. (A)(B)	12,756	491,744

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Regional Management Corp. (A)	2,834	$99,247
World Acceptance Corp. (A)	1,760	195,378
		4,397,981
Diversified financial services – 0.2%
Banco Latinoamericano de Comercio
Exterior SA	8,456	208,102
Cannae Holdings, Inc. (A)	19,050	353,378
FGL Holdings (A)(B)	40,463	339,485
Marlin Business Services Corp.	2,657	79,311
NewStar Financial, Inc. (A)(C)	8,978	4,420
On Deck Capital, Inc. (A)	15,132	105,924
		1,090,620
Insurance – 2.5%
Ambac Financial Group, Inc. (A)	12,946	256,978
American Equity Investment Life
Holding Company	25,466	916,776
AMERISAFE, Inc.	5,402	311,966
AmTrust Financial Services, Inc.	31,545	459,611
Argo Group International Holdings, Ltd.	9,093	528,758
Baldwin & Lyons, Inc., Class B	3,511	85,668
Citizens, Inc. (A)(B)	13,973	108,850
CNO Financial Group, Inc.	46,815	891,358
eHealth, Inc. (A)	5,681	125,550
EMC Insurance Group, Inc.	2,749	76,367
Employers Holdings, Inc.	9,054	363,971
Enstar Group, Ltd. (A)	3,287	681,395
FBL Financial Group, Inc., Class A	2,728	214,830
FedNat Holding Company	3,991	92,072
Genworth Financial, Inc., Class A (A)	143,590	646,155
Global Indemnity, Ltd.	2,648	103,219
Goosehead Insurance, Inc., Class A (A)	3,686	92,003
Greenlight Capital Re, Ltd., Class A (A)	9,447	134,147
HCI Group, Inc.	2,365	98,313
Health Insurance Innovations, Inc.,
Class A (A)(B)	3,480	112,578
Heritage Insurance Holdings, Inc. (B)	6,216	103,621
Horace Mann Educators Corp.	11,690	521,374
Independence Holding Company	1,736	57,722
Infinity Property & Casualty Corp.	2,967	422,352
Investors Title Company	426	78,665
James River Group Holdings, Ltd.	7,346	288,624
Kemper Corp.	11,265	852,197
Kinsale Capital Group, Inc.	5,447	298,822
Maiden Holdings, Ltd.	20,750	160,813
MBIA, Inc. (A)(B)	25,520	230,701
National General Holdings Corp.	17,652	464,777
National Western Life Group, Inc., Class A	680	208,937
Primerica, Inc.	12,246	1,219,702
ProAssurance Corp.	15,161	537,457
RLI Corp.	11,045	731,069
Safety Insurance Group, Inc.	4,065	347,151
Selective Insurance Group, Inc.	16,374	900,570
State Auto Financial Corp.	4,807	143,777
Stewart Information Services Corp.	6,499	279,912
The Navigators Group, Inc.	5,869	334,533
Third Point Reinsurance, Ltd. (A)	23,120	289,000
Tiptree, Inc.	11,366	77,289
Trupanion, Inc. (A)(B)	7,050	272,130
United Fire Group, Inc.	5,846	318,665
United Insurance Holdings Corp.	6,273	122,825
Universal Insurance Holdings, Inc.	8,964	314,636
WMIH Corp. (A)	65,417	87,659
		15,965,545

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts – 1.0%
AG Mortgage Investment Trust, Inc.	8,376	$157,385
Anworth Mortgage Asset Corp.	28,246	140,383
Apollo Commercial Real Estate Finance, Inc.	33,832	618,449
Arbor Realty Trust, Inc.	14,197	148,075
Ares Commercial Real Estate Corp.	9,014	124,483
ARMOUR Residential REIT, Inc.	10,606	241,923
Blackstone Mortgage Trust, Inc., Class A	26,872	844,587
Capstead Mortgage Corp.	24,403	218,407
Cherry Hill Mortgage Investment Corp.	4,676	83,513
Colony Credit Real Estate, Inc.	23,440	485,911
CYS Investments, Inc.	43,114	323,355
Dynex Capital, Inc.	17,684	115,477
Exantas Capital Corp.	9,939	101,179
Granite Point Mortgage Trust, Inc.	12,265	225,063
Great Ajax Corp.	7,211	94,320
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.	14,647	289,278
Invesco Mortgage Capital, Inc.	29,436	468,032
KKR Real Estate Finance Trust, Inc.	3,058	60,487
Ladder Capital Corp.	23,383	365,242
MTGE Investment Corp.	10,836	212,386
New York Mortgage Trust, Inc.	31,784	191,022
Orchid Island Capital, Inc.	16,180	121,674
PennyMac Mortgage Investment Trust	16,305	309,632
Redwood Trust, Inc.	20,504	337,701
Sutherland Asset Management Corp.	5,655	91,894
TPG RE Finance Trust, Inc.	8,598	174,711
Western Asset Mortgage Capital Corp.	11,934	124,352
		6,668,921
Thrifts and mortgage finance – 2.1%
BankFinancial Corp.	5,894	104,029
Beneficial Bancorp, Inc.	19,566	316,969
BofI Holding, Inc. (A)(B)	16,539	676,610
BSB Bancorp, Inc. (A)	2,715	93,396
Capitol Federal Financial, Inc.	35,380	465,601
Charter Financial Corp.	4,338	104,763
Columbia Financial, Inc. (A)(B)	14,317	236,946
Dime Community Bancshares, Inc.	9,865	192,368
Essent Group, Ltd. (A)	27,060	969,289
Federal Agricultural Mortgage Corp., Class C	2,515	225,042
First Defiance Financial Corp.	2,608	174,892
Flagstar Bancorp, Inc. (A)	7,962	272,778
FS Bancorp, Inc.	1,496	94,622
Hingham Institution for Savings	349	76,675
Home Bancorp, Inc.	2,716	126,430
HomeStreet, Inc. (A)	7,452	200,831
Kearny Financial Corp.	27,455	369,270
LendingTree, Inc. (A)(B)	2,200	470,360
Merchants Bancorp	4,803	137,030
Meridian Bancorp, Inc.	13,799	264,251
Meta Financial Group, Inc.	2,697	262,688
MGIC Investment Corp. (A)	104,961	1,125,182
Nationstar Mortgage Holdings, Inc. (A)	8,323	145,902
NMI Holdings, Inc., Class A (A)	17,919	292,080
Northfield Bancorp, Inc.	13,796	229,290
Northwest Bancshares, Inc.	25,845	449,445
OceanFirst Financial Corp.	13,496	404,340
Ocwen Financial Corp. (A)	34,622	137,103
OP Bancorp (A)(B)	5,662	72,021
Oritani Financial Corp.	12,701	205,756
PCSB Financial Corp.	5,890	117,034
PennyMac Financial Services, Inc.,
Class A (A)	5,804	114,049
PHH Corp. (A)	10,303	111,891
Provident Financial Services, Inc.	16,829	463,302

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Radian Group, Inc.	61,058	$990,361
Riverview Bancorp, Inc.	8,452	71,335
SI Financial Group, Inc.	6,862	101,215
Southern Missouri Bancorp, Inc.	2,027	79,094
Sterling Bancorp, Inc.	5,945	79,425
Territorial Bancorp, Inc.	3,686	114,266
Timberland Bancorp, Inc.	2,152	80,356
TrustCo Bank Corp.	28,781	256,151
United Community Financial Corp.	14,907	163,828
United Financial Bancorp, Inc.	15,206	266,409
Walker & Dunlop, Inc.	7,805	434,348
Washington Federal, Inc.	23,141	756,711
Waterstone Financial, Inc.	6,653	113,434
Western New England Bancorp, Inc.	8,659	95,249
WSFS Financial Corp.	8,571	456,834
		13,761,251
		111,421,372
Health care – 15.1%
Biotechnology – 6.5%
Abeona Therapeutics, Inc. (A)(B)	9,077	145,232
ACADIA Pharmaceuticals, Inc. (A)	28,479	434,874
Acceleron Pharma, Inc. (A)	11,172	542,065
Achaogen, Inc. (A)(B)	9,662	83,673
Achillion Pharmaceuticals, Inc. (A)	41,419	117,216
Acorda Therapeutics, Inc. (A)	12,589	361,304
Adamas Pharmaceuticals, Inc. (A)(B)	6,414	165,674
Aduro Biotech, Inc. (A)	19,279	134,953
Adverum Biotechnologies, Inc. (A)	17,013	90,169
Aeglea BioTherapeutics, Inc. (A)	5,524	58,444
Agenus, Inc. (A)	26,152	59,365
Aimmune Therapeutics, Inc. (A)	12,507	336,313
Akebia Therapeutics, Inc. (A)	15,474	154,431
Albireo Pharma, Inc. (A)(B)	2,916	103,518
Alder Biopharmaceuticals, Inc. (A)(B)	16,996	268,537
AMAG Pharmaceuticals, Inc. (A)(B)	9,954	194,103
Amicus Therapeutics, Inc. (A)	53,962	842,886
AnaptysBio, Inc. (A)(B)	5,312	377,364
Apellis Pharmaceuticals, Inc. (A)	10,466	230,252
Arbutus Biopharma Corp. (A)	12,027	87,797
Arena Pharmaceuticals, Inc. (A)	14,225	620,210
ArQule, Inc. (A)(B)	26,405	146,020
Array BioPharma, Inc. (A)	57,959	972,552
Arrowhead Pharmaceuticals, Inc. (A)(B)	25,038	340,517
Atara Biotherapeutics, Inc. (A)(B)	11,632	427,476
Athenex, Inc. (A)(B)	12,366	230,750
Athersys, Inc. (A)(B)	37,762	74,391
Audentes Therapeutics, Inc. (A)	9,200	351,532
AVEO Pharmaceuticals, Inc. (A)(B)	32,361	73,136
Bellicum Pharmaceuticals, Inc. (A)(B)	12,765	94,206
BioCryst Pharmaceuticals, Inc. (A)	29,548	169,310
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	7,898	312,129
BioSpecifics Technologies Corp. (A)	2,072	92,950
BioTime, Inc. (A)(B)	30,808	63,464
Blueprint Medicines Corp. (A)	11,784	748,048
Cara Therapeutics, Inc. (A)(B)	8,294	158,830
CareDx, Inc. (A)	9,557	116,978
CASI Pharmaceuticals, Inc. (A)	15,209	125,170
Catalyst Pharmaceuticals, Inc. (A)	29,873	93,204
Cellular Biomedicine Group, Inc. (A)(B)	3,743	73,176
ChemoCentryx, Inc. (A)	6,586	86,738
Chimerix, Inc. (A)	15,757	75,003
Clovis Oncology, Inc. (A)	13,585	617,710
Cohbar, Inc. (A)	7,515	49,223

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Coherus Biosciences, Inc. (A)(B)	13,836	$193,704
Concert Pharmaceuticals, Inc. (A)	6,458	108,688
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	16,312	82,376
Corvus Pharmaceuticals, Inc. (A)(B)	4,668	51,255
CTI BioPharma Corp. (A)	18,005	89,665
Cue Biopharma, Inc. (A)(B)	6,096	72,299
Cytokinetics, Inc. (A)	14,465	120,060
CytomX Therapeutics, Inc. (A)(B)	11,193	255,872
Deciphera Pharmaceuticals, Inc. (A)	2,332	91,764
Denali Therapeutics, Inc. (A)(B)	5,271	80,383
Dicerna Pharmaceuticals, Inc. (A)	13,096	160,426
Dyax Corp. (A)(C)	34,339	135,639
Dynavax Technologies Corp. (A)(B)	17,916	273,219
Eagle Pharmaceuticals, Inc. (A)(B)	3,005	227,358
Editas Medicine, Inc. (A)(B)	13,151	471,200
Emergent BioSolutions, Inc. (A)	12,644	638,396
Enanta Pharmaceuticals, Inc. (A)	4,767	552,495
Epizyme, Inc. (A)	15,342	207,884
Esperion Therapeutics, Inc. (A)(B)	6,672	261,476
Fate Therapeutics, Inc. (A)(B)	14,640	166,018
FibroGen, Inc. (A)	21,254	1,330,500
Five Prime Therapeutics, Inc. (A)	9,968	157,594
Flexion Therapeutics, Inc. (A)(B)	9,758	252,244
Foundation Medicine, Inc. (A)	4,348	594,372
G1 Therapeutics, Inc. (A)(B)	5,874	255,284
Genomic Health, Inc. (A)	5,998	302,299
Geron Corp. (A)(B)	46,786	160,476
Global Blood Therapeutics, Inc. (A)	14,336	647,987
GlycoMimetics, Inc. (A)	9,933	160,219
Halozyme Therapeutics, Inc. (A)	35,699	602,242
Heron Therapeutics, Inc. (A)(B)	18,211	707,497
Homology Medicines, Inc. (A)(B)	3,380	68,952
Idera Pharmaceuticals, Inc. (A)	50,404	66,533
ImmunoGen, Inc. (A)	36,740	357,480
Immunomedics, Inc. (A)(B)	37,379	884,761
Inovio Pharmaceuticals, Inc. (A)(B)	26,189	102,661
Insmed, Inc. (A)	21,978	519,780
Insys Therapeutics, Inc. (A)(B)	8,540	61,830
Intellia Therapeutics, Inc. (A)(B)	9,643	263,832
Intercept Pharmaceuticals, Inc. (A)	6,270	526,116
Intrexon Corp. (A)(B)	20,074	279,832
Invitae Corp. (A)(B)	19,266	141,605
Iovance Biotherapeutics, Inc. (A)	23,728	303,718
Ironwood Pharmaceuticals, Inc. (A)	39,633	757,783
Kadmon Holdings, Inc. (A)	22,008	87,812
Karyopharm Therapeutics, Inc. (A)	14,117	239,848
Keryx Biopharmaceuticals, Inc. (A)(B)	29,523	111,006
Kindred Biosciences, Inc. (A)	8,738	93,060
Kura Oncology, Inc. (A)	7,475	136,045
La Jolla Pharmaceutical Company (A)(B)	6,380	186,105
Lexicon Pharmaceuticals, Inc. (A)(B)	13,135	157,620
Ligand Pharmaceuticals, Inc. (A)	5,915	1,225,411
Loxo Oncology, Inc. (A)	7,536	1,307,345
MacroGenics, Inc. (A)	11,539	238,280
Madrigal Pharmaceuticals, Inc. (A)(B)	1,658	463,726
MannKind Corp. (A)(B)	43,874	83,361
MediciNova, Inc. (A)(B)	12,241	97,438
Mersana Therapeutics, Inc. (A)	4,079	72,851
MiMedx Group, Inc. (A)(B)	30,779	196,678
Minerva Neurosciences, Inc. (A)	10,229	84,389
Miragen Therapeutics, Inc. (A)(B)	8,541	54,748
Mirati Therapeutics, Inc. (A)	5,232	257,938
Momenta Pharmaceuticals, Inc. (A)	22,153	453,029
Myriad Genetics, Inc. (A)	18,568	693,886
Natera, Inc. (A)	9,208	173,295

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Novavax, Inc. (A)	112,896	$151,281
OPKO Health, Inc. (A)	93,165	437,876
Palatin Technologies, Inc. (A)	64,367	62,423
PDL BioPharma, Inc. (A)	45,351	106,121
Pieris Pharmaceuticals, Inc. (A)	16,249	82,382
PolarityTE, Inc. (A)(B)	2,655	62,499
Portola Pharmaceuticals, Inc. (A)	18,618	703,202
Progenics Pharmaceuticals, Inc. (A)	22,257	178,946
Prothena Corp. PLC (A)	12,053	175,733
PTC Therapeutics, Inc. (A)	12,911	435,488
Puma Biotechnology, Inc. (A)	8,316	491,891
Radius Health, Inc. (A)(B)	11,697	344,711
REGENXBIO, Inc. (A)	8,115	582,251
Repligen Corp. (A)	11,254	529,388
Retrophin, Inc. (A)	11,578	315,616
Rhythm Pharmaceuticals, Inc. (A)	3,711	116,006
Rigel Pharmaceuticals, Inc. (A)	50,279	142,290
Rocket Pharmaceuticals, Inc. (A)(B)	6,246	122,609
Sangamo Therapeutics, Inc. (A)(B)	29,065	412,723
Savara, Inc. (A)(B)	7,826	88,590
Selecta Biosciences, Inc. (A)(B)	6,169	81,739
Seres Therapeutics, Inc. (A)(B)	7,550	64,930
Solid Biosciences, Inc. (A)(B)	2,719	96,878
Sorrento Therapeutics, Inc. (A)(B)	25,328	182,362
Spark Therapeutics, Inc. (A)(B)	8,964	741,861
Spectrum Pharmaceuticals, Inc. (A)	28,439	596,081
Stemline Therapeutics, Inc. (A)	8,427	135,253
Synergy Pharmaceuticals, Inc. (A)(B)	76,634	133,343
Syros Pharmaceuticals, Inc. (A)	7,883	80,485
T2 Biosystems, Inc. (A)	8,926	69,087
TG Therapeutics, Inc. (A)(B)	17,251	226,851
Ultragenyx Pharmaceutical, Inc. (A)	13,388	1,029,136
Vanda Pharmaceuticals, Inc. (A)	14,854	282,969
Veracyte, Inc. (A)	8,709	81,342
Verastem, Inc. (A)	16,105	110,802
Vericel Corp. (A)	10,938	106,099
Viking Therapeutics, Inc. (A)	12,819	121,652
Vital Therapies, Inc. (A)	10,112	69,267
Voyager Therapeutics, Inc. (A)	6,371	124,489
Xencor, Inc. (A)	13,270	491,123
ZIOPHARM Oncology, Inc. (A)(B)	40,518	122,364
		41,550,677
Health care equipment and supplies – 3.3%
Abaxis, Inc.	6,214	515,824
Accuray, Inc. (A)	26,120	107,092
AngioDynamics, Inc. (A)	10,363	230,473
Anika Therapeutics, Inc. (A)	4,302	137,664
Antares Pharma, Inc. (A)	45,817	118,208
AtriCure, Inc. (A)	9,686	262,006
Atrion Corp.	397	237,962
Avanos Medical, Inc. (A)	13,160	753,410
AxoGen, Inc. (A)	9,440	474,360
Cardiovascular Systems, Inc. (A)	9,455	305,775
Cerus Corp. (A)	37,394	249,418
CONMED Corp.	7,060	516,792
CryoLife, Inc. (A)	10,134	282,232
CryoPort, Inc. (A)(B)	7,572	119,486
Cutera, Inc. (A)	3,903	157,291
CytoSorbents Corp. (A)(B)	8,746	99,704
Endologix, Inc. (A)	25,560	144,670
GenMark Diagnostics, Inc. (A)	16,010	102,144
Glaukos Corp. (A)(B)	9,468	384,780
Globus Medical, Inc., Class A (A)	20,072	1,012,833
Haemonetics Corp. (A)	15,113	1,355,334
Helius Medical Technologies, Inc. (A)(B)	5,388	51,294

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Heska Corp. (A)	1,918	$199,069
Inogen, Inc. (A)	4,980	927,923
Integer Holdings Corp. (A)	8,785	567,950
IntriCon Corp. (A)	1,956	78,827
Invacare Corp.	9,643	179,360
iRhythm Technologies, Inc. (A)	6,771	549,331
K2M Group Holdings, Inc. (A)	11,936	268,560
Lantheus Holdings, Inc. (A)	10,804	157,198
LeMaitre Vascular, Inc. (B)	4,619	154,644
LivaNova PLC (A)	13,668	1,364,340
Meridian Bioscience, Inc.	12,235	194,537
Merit Medical Systems, Inc. (A)	13,842	708,710
Natus Medical, Inc. (A)	9,055	312,398
Neogen Corp. (A)	14,205	1,139,099
Nevro Corp. (A)	8,178	653,013
Novocure, Ltd. (A)	20,387	638,113
NuVasive, Inc. (A)	14,528	757,199
Nuvectra Corp. (A)	4,361	89,531
NxStage Medical, Inc. (A)	18,355	512,105
OraSure Technologies, Inc. (A)	17,221	283,630
Orthofix International NV (A)	4,914	279,213
OrthoPediatrics Corp. (A)	2,457	65,454
Oxford Immunotec Global PLC (A)	8,127	104,757
Pulse Biosciences, Inc. (A)(B)	3,423	51,824
Quidel Corp. (A)	9,280	617,120
Rockwell Medical, Inc. (A)(B)	16,018	78,969
RTI Surgical, Inc. (A)	16,912	77,795
Senseonics Holdings, Inc. (A)	21,109	86,758
Sientra, Inc. (A)	6,756	131,810
STAAR Surgical Company (A)	11,936	370,016
Surmodics, Inc. (A)	3,847	212,354
Tactile Systems Technology, Inc. (A)	4,947	257,244
Tandem Diabetes Care, Inc. (A)(B)	12,781	281,438
TransEnterix, Inc. (A)(B)	45,090	196,592
Utah Medical Products, Inc.	1,065	117,310
Varex Imaging Corp. (A)	10,819	401,277
ViewRay, Inc. (A)(B)	15,045	104,111
Wright Medical Group NV (A)	30,224	784,615
		21,572,946
Health care providers and services – 1.9%
Addus HomeCare Corp. (A)	2,145	122,801
Amedisys, Inc. (A)	8,098	692,055
American Renal Associates Holdings, Inc. (A)	4,319	68,111
AMN Healthcare Services, Inc. (A)	13,312	780,083
Apollo Medical Holdings, Inc. (A)	7,292	188,571
BioScrip, Inc. (A)(B)	39,575	115,955
BioTelemetry, Inc. (A)	9,206	414,270
Brookdale Senior Living, Inc. (A)	53,838	489,387
Capital Senior Living Corp. (A)	7,860	83,866
Civitas Solutions, Inc. (A)	4,817	78,999
Community Health Systems, Inc. (A)(B)	25,906	86,008
CorVel Corp. (A)	2,707	146,178
Cross Country Healthcare, Inc. (A)	10,744	120,870
Diplomat Pharmacy, Inc. (A)	16,177	413,484
HealthEquity, Inc. (A)	15,331	1,151,358
Kindred Healthcare, Inc. (A)	25,555	229,995
LHC Group, Inc. (A)	8,721	746,430
LifePoint Health, Inc. (A)	10,023	489,122
Magellan Health, Inc. (A)	6,956	667,428
National HealthCare Corp.	3,404	239,574
National Research Corp.	3,255	121,737
Owens & Minor, Inc.	17,564	293,494
Patterson Companies, Inc. (B)	23,385	530,138
PetIQ, Inc. (A)(B)	3,270	87,832
R1 RCM, Inc. (A)	29,462	255,730

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
RadNet, Inc. (A)	11,484	$172,260
Select Medical Holdings Corp. (A)	30,738	557,895
Surgery Partners, Inc. (A)(B)	5,689	84,766
Tenet Healthcare Corp. (A)	23,714	796,079
The Ensign Group, Inc.	14,012	501,910
The Providence Service Corp. (A)	3,243	254,738
Tivity Health, Inc. (A)	11,368	400,154
Triple-S Management Corp., Class B (A)	6,327	247,133
US Physical Therapy, Inc.	3,519	337,824
		11,966,235
Health care technology – 1.0%
Allscripts Healthcare Solutions, Inc. (A)	50,223	602,676
Castlight Health, Inc., B Shares (A)	25,022	106,344
Computer Programs & Systems, Inc. (B)	3,541	116,499
Cotiviti Holdings, Inc. (A)	11,150	492,050
Evolent Health, Inc., Class A (A)(B)	19,291	406,076
HealthStream, Inc.	7,550	206,191
HMS Holdings Corp. (A)	23,722	512,870
Inovalon Holdings, Inc., Class A (A)(B)	20,080	199,294
Inspire Medical Systems, Inc. (A)	2,446	87,224
Medidata Solutions, Inc. (A)	16,301	1,313,209
Omnicell, Inc. (A)	10,852	569,187
Quality Systems, Inc. (A)	15,193	296,264
Simulations Plus, Inc.	3,712	82,592
Tabula Rasa HealthCare, Inc. (A)	4,935	315,001
Teladoc, Inc. (A)(B)	17,587	1,020,925
Vocera Communications, Inc. (A)	8,481	253,497
		6,579,899
Life sciences tools and services – 0.4%
Accelerate Diagnostics, Inc. (A)(B)	7,684	171,353
Cambrex Corp. (A)	9,426	492,980
Codexis, Inc. (A)	14,666	211,190
Enzo Biochem, Inc. (A)	14,496	75,234
Harvard Bioscience, Inc. (A)(B)	11,776	63,002
Luminex Corp.	11,697	345,412
Medpace Holdings, Inc. (A)	3,426	147,318
NanoString Technologies, Inc. (A)	7,142	97,703
NeoGenomics, Inc. (A)	16,033	210,193
Pacific Biosciences of California, Inc. (A)(B)	36,808	130,668
Syneos Health, Inc. (A)	15,883	744,913
		2,689,966
Pharmaceuticals – 2.0%
Aclaris Therapeutics, Inc. (A)(B)	8,114	162,037
Aerie Pharmaceuticals, Inc. (A)(B)	10,159	686,240
Akcea Therapeutics, Inc. (A)(B)	3,891	92,256
Akorn, Inc. (A)	26,904	446,337
Amneal Pharmaceuticals, Inc. (A)	24,916	408,872
Amphastar Pharmaceuticals, Inc. (A)	10,671	162,839
ANI Pharmaceuticals, Inc. (A)	2,366	158,049
Aratana Therapeutics, Inc. (A)	14,972	63,631
Assembly Biosciences, Inc. (A)	4,945	193,893
Clearside Biomedical, Inc. (A)	8,617	92,116
Collegium Pharmaceutical, Inc. (A)(B)	8,501	202,749
Corcept Therapeutics, Inc. (A)	27,951	439,390
Corium International, Inc. (A)(B)	8,600	68,886
Cymabay Therapeutics, Inc. (A)	17,087	229,308
Depomed, Inc. (A)	18,159	121,121
Dermira, Inc. (A)	10,604	97,557
Dova Pharmaceuticals, Inc. (A)(B)	3,616	108,191
Durect Corp. (A)	48,590	75,800
Eloxx Pharmaceuticals, Inc. (A)(B)	6,639	113,328
Endo International PLC (A)	64,183	605,246
Endocyte, Inc. (A)	18,646	257,315
Horizon Pharma PLC (A)	47,130	780,473

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Innovate Biopharmaceuticals, Inc. (A)(B)	5,629	$132,676
Innoviva, Inc. (A)(B)	19,918	274,868
Intersect ENT, Inc. (A)	8,432	315,778
Intra-Cellular Therapies, Inc. (A)	13,008	229,851
Lannett Company, Inc. (A)(B)	8,621	117,246
Mallinckrodt PLC (A)	23,480	438,137
Marinus Pharmaceuticals, Inc. (A)(B)	11,342	80,188
MyoKardia, Inc. (A)	8,725	433,196
Neos Therapeutics, Inc. (A)(B)	9,778	61,113
Ocular Therapeutix, Inc. (A)(B)	10,578	71,402
Omeros Corp. (A)(B)	13,266	240,645
Optinose, Inc. (A)(B)	5,037	140,935
Pacira Pharmaceuticals, Inc. (A)	11,537	369,761
Paratek Pharmaceuticals, Inc. (A)(B)	9,932	101,306
Phibro Animal Health Corp., Class A	5,763	265,386
Prestige Brands Holdings, Inc. (A)	15,266	585,909
Reata Pharmaceuticals, Inc., Class A (A)(B)	4,630	161,911
Revance Therapeutics, Inc. (A)	9,558	262,367
Sienna Biopharmaceuticals, Inc. (A)(B)	5,123	77,818
SIGA Technologies, Inc. (A)(B)	16,236	96,442
Supernus Pharmaceuticals, Inc. (A)	13,921	833,172
Tetraphase Pharmaceuticals, Inc. (A)	18,318	65,395
The Medicines Company (A)(B)	19,676	722,109
TherapeuticsMD, Inc. (A)(B)	48,557	302,996
Theravance Biopharma, Inc. (A)(B)	12,675	287,469
WaVe Life Sciences, Ltd. (A)(B)	5,109	195,419
Zogenix, Inc. (A)	10,077	445,403
		12,874,532
		97,234,255
Industrials – 14.4%
Aerospace and defense – 1.3%
AAR Corp.	8,997	418,271
Aerojet Rocketdyne Holdings, Inc. (A)	19,799	583,873
Aerovironment, Inc. (A)	5,998	428,437
Astronics Corp. (A)	6,152	221,287
Axon Enterprise, Inc. (A)(B)	14,885	940,434
Cubic Corp.	7,110	456,462
Ducommun, Inc. (A)	3,284	108,668
Engility Holdings, Inc. (A)	5,348	163,863
Esterline Technologies Corp. (A)	7,390	545,382
KLX, Inc. (A)	14,143	1,016,882
Kratos Defense & Security
Solutions, Inc. (A)(B)	25,432	292,722
Maxar Technologies, Ltd. (B)	15,892	802,864
Mercury Systems, Inc. (A)	13,415	510,575
Moog, Inc., Class A	9,010	702,420
National Presto Industries, Inc. (B)	1,377	170,748
Sparton Corp. (A)	3,276	62,211
The KeyW Holding Corp. (A)(B)	15,121	132,158
Triumph Group, Inc.	14,113	276,615
Vectrus, Inc. (A)	3,383	104,264
Wesco Aircraft Holdings, Inc. (A)	15,657	176,141
		8,114,277
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	16,822	380,009
Atlas Air Worldwide Holdings, Inc. (A)	6,621	474,726
Echo Global Logistics, Inc. (A)	8,140	238,095
Forward Air Corp.	8,280	489,182
Hub Group, Inc., Class A (A)	9,286	462,443
		2,044,455
Airlines – 0.4%
Allegiant Travel Company	3,597	499,803
Hawaiian Holdings, Inc.	14,253	512,395

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
SkyWest, Inc.	14,382	$746,426
Spirit Airlines, Inc. (A)	19,345	703,191
		2,461,815
Building products – 1.3%
AAON, Inc.	11,948	397,271
Advanced Drainage Systems, Inc.	12,537	357,931
American Woodmark Corp. (A)	4,016	367,665
Apogee Enterprises, Inc.	8,068	388,636
Armstrong Flooring, Inc. (A)	7,183	100,849
Builders FirstSource, Inc. (A)	32,326	591,243
Caesarstone, Ltd. (B)	7,228	109,143
Continental Building Products, Inc. (A)	10,511	331,622
CSW Industrials, Inc. (A)	4,587	242,423
Gibraltar Industries, Inc. (A)	9,169	343,838
Griffon Corp.	8,587	152,849
Insteel Industries, Inc.	5,438	181,629
JELD-WEN Holding, Inc. (A)	19,952	570,428
Masonite International Corp. (A)	7,798	560,286
NCI Building Systems, Inc. (A)	12,203	256,263
Patrick Industries, Inc. (A)	6,780	385,443
PGT Innovations, Inc. (A)	13,887	289,544
Quanex Building Products Corp.	10,450	187,578
Simpson Manufacturing Company, Inc.	11,553	718,481
Trex Company, Inc. (A)	16,692	1,044,752
Universal Forest Products, Inc.	17,017	623,163
		8,201,037
Commercial services and supplies – 2.5%
ABM Industries, Inc.	18,733	546,629
ACCO Brands Corp.	30,362	420,514
Advanced Disposal Services, Inc. (A)	20,061	497,112
Brady Corp., Class A	13,143	506,663
Casella Waste Systems, Inc., Class A (A)	11,474	293,849
Cimpress NV (A)	6,203	899,187
Covanta Holding Corp.	32,922	543,213
Deluxe Corp.	13,264	878,209
Ennis, Inc.	7,807	158,872
Essendant, Inc.	11,458	151,475
Healthcare Services Group, Inc. (B)	21,030	908,286
Heritage-Crystal Clean, Inc. (A)	4,757	95,616
Herman Miller, Inc.	16,808	569,791
HNI Corp.	12,382	460,610
InnerWorkings, Inc. (A)	14,172	123,155
Interface, Inc.	16,973	389,530
Kimball International, Inc., Class B	11,032	178,277
Knoll, Inc.	13,918	289,634
LSC Communications, Inc.	10,156	159,043
Matthews International Corp., Class A	8,890	522,732
McGrath RentCorp	6,729	425,744
Mobile Mini, Inc.	12,640	592,816
MSA Safety, Inc.	9,573	922,263
Multi-Color Corp.	3,976	257,048
Pitney Bowes, Inc.	53,335	457,081
Quad/Graphics, Inc.	9,469	197,239
RR Donnelley & Sons Company	21,370	123,091
SP Plus Corp. (A)	6,491	241,465
Steelcase, Inc., Class A	23,995	323,933
Team, Inc. (A)(B)	8,617	199,053
Tetra Tech, Inc.	15,560	910,260
The Brink’s Company	14,191	1,131,732
UniFirst Corp.	4,249	751,648
US Ecology, Inc.	6,293	400,864
Viad Corp.	5,665	307,326
VSE Corp.	2,664	127,286
		15,961,246

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering – 1.0%
Aegion Corp. (A)	9,442	$243,132
Ameresco, Inc., Class A (A)	6,411	76,932
Argan, Inc.	4,334	177,477
Comfort Systems USA, Inc.	10,431	477,740
Dycom Industries, Inc. (A)	8,518	805,036
EMCOR Group, Inc.	16,184	1,232,897
Granite Construction, Inc.	12,399	690,102
Great Lakes Dredge & Dock Corp. (A)	20,295	106,549
HC2 Holdings, Inc. (A)	14,400	84,240
KBR, Inc.	39,697	711,370
MasTec, Inc. (A)	18,272	927,304
MYR Group, Inc. (A)	4,853	172,087
Northwest Pipe Company (A)	3,564	69,035
NV5 Global, Inc. (A)	2,460	170,478
Orion Group Holdings, Inc. (A)	10,349	85,483
Primoris Services Corp.	11,865	323,084
Sterling Construction Company, Inc. (A)	8,545	111,341
Tutor Perini Corp. (A)	10,917	201,419
Willscot Corp. (A)(B)	10,250	151,700
		6,817,406
Electrical equipment – 0.6%
Allied Motion Technologies, Inc.	2,199	105,288
Atkore International Group, Inc. (A)	11,329	235,303
AZZ, Inc.	7,464	324,311
Encore Wire Corp.	5,872	278,626
Energous Corp. (A)(B)	6,930	102,772
EnerSys	11,852	884,633
Enphase Energy, Inc. (A)(B)	25,048	168,573
Generac Holdings, Inc. (A)	17,002	879,513
Plug Power, Inc. (A)(B)	63,615	128,502
Powell Industries, Inc.	2,981	103,828
Preformed Line Products Company	1,011	89,757
Sunrun, Inc. (A)(B)	26,805	352,486
Thermon Group Holdings, Inc. (A)	9,586	219,232
TPI Composites, Inc. (A)	4,152	121,404
Vicor Corp. (A)	4,927	214,571
		4,208,799
Industrial conglomerates – 0.1%
Raven Industries, Inc.	10,249	394,074
Machinery – 3.6%
Actuant Corp., Class A	17,550	515,093
Alamo Group, Inc.	2,761	249,484
Albany International Corp., Class A	8,124	488,659
Altra Industrial Motion Corp.	8,258	355,920
American Railcar Industries, Inc.	2,381	94,002
Astec Industries, Inc.	6,533	390,673
Barnes Group, Inc.	13,802	812,938
Blue Bird Corp. (A)(B)	4,258	95,166
Briggs & Stratton Corp.	11,995	211,232
Chart Industries, Inc. (A)	8,712	537,356
CIRCOR International, Inc.	4,763	176,040
Columbus McKinnon Corp.	6,473	280,669
Commercial Vehicle Group, Inc. (A)	10,180	74,721
DMC Global, Inc.	4,124	185,168
Douglas Dynamics, Inc.	6,395	306,960
Energy Recovery, Inc. (A)(B)	11,379	91,942
EnPro Industries, Inc.	5,822	407,249
ESCO Technologies, Inc.	7,224	416,825
Evoqua Water Technologies Corp. (A)	21,788	446,654
Federal Signal Corp.	16,669	388,221
Franklin Electric Company, Inc.	13,108	591,171
FreightCar America, Inc.	4,703	78,963
Global Brass & Copper Holdings, Inc.	6,300	197,505
Graham Corp.	3,756	96,942

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Harsco Corp. (A)	23,026	$508,875
Hillenbrand, Inc.	17,608	830,217
Hurco Companies, Inc.	2,182	97,645
Hyster-Yale Materials Handling, Inc.	3,030	194,678
John Bean Technologies Corp.	8,871	788,632
Kadant, Inc.	3,074	295,565
Kennametal, Inc.	22,994	825,485
LB Foster Company, Class A (A)	3,414	78,351
Lindsay Corp.	2,996	290,582
Lydall, Inc. (A)	4,948	215,980
Manitex International, Inc. (A)	5,689	70,999
Meritor, Inc. (A)	23,727	488,064
Milacron Holdings Corp. (A)	19,623	371,463
Miller Industries, Inc.	3,309	84,545
Mueller Industries, Inc.	16,245	479,390
Mueller Water Products, Inc., Class A	44,179	517,778
Navistar International Corp. (A)	14,059	572,482
NN, Inc.	8,352	157,853
Omega Flex, Inc.	916	72,465
Park-Ohio Holdings Corp.	2,826	105,410
Proto Labs, Inc. (A)	7,637	908,421
RBC Bearings, Inc. (A)	6,668	858,905
REV Group, Inc. (B)	8,907	151,508
Rexnord Corp. (A)	29,353	852,998
Spartan Motors, Inc.	10,022	151,332
SPX Corp. (A)	11,975	419,724
SPX FLOW, Inc. (A)	11,956	523,314
Standex International Corp.	3,577	365,569
Sun Hydraulics Corp.	8,258	397,953
Tennant Company	5,005	395,395
The Gorman-Rupp Company	5,177	181,195
The Greenbrier Companies, Inc. (B)	8,871	467,945
The Manitowoc Company, Inc. (A)	10,191	263,539
Titan International, Inc.	15,206	163,160
TriMas Corp. (A)	13,173	387,286
Twin Disc, Inc. (A)	2,933	72,797
Wabash National Corp.	16,116	300,725
Watts Water Technologies, Inc., Class A	7,720	605,248
Woodward, Inc.	14,991	1,152,208
		23,155,234
Marine – 0.1%
Costamare, Inc.	13,909	110,994
Eagle Bulk Shipping, Inc. (A)	15,426	83,917
Matson, Inc.	12,074	463,400
Safe Bulkers, Inc. (A)	16,860	57,324
Scorpio Bulkers, Inc.	17,001	120,707
		836,342
Professional services – 1.4%
Acacia Research Corp. (A)	17,847	74,065
ASGN, Inc. (A)	14,332	1,120,619
Barrett Business Services, Inc.	2,083	201,155
CBIZ, Inc. (A)	14,460	332,580
CRA International, Inc.	2,381	121,169
Exponent, Inc.	14,487	699,722
Forrester Research, Inc.	3,022	126,773
Franklin Covey Company (A)	3,203	78,634
FTI Consulting, Inc. (A)	10,471	633,286
GP Strategies Corp. (A)	4,335	76,296
Heidrick & Struggles International, Inc.	5,429	190,015
Hill International, Inc. (A)	17,085	100,802
Huron Consulting Group, Inc. (A)	6,364	260,288
ICF International, Inc.	5,051	358,874
Insperity, Inc.	10,800	1,028,700
Kelly Services, Inc., Class A	9,017	202,432

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Kforce, Inc.	6,677	$229,021
Korn/Ferry International	15,938	987,040
Mistras Group, Inc. (A)	5,723	108,050
Navigant Consulting, Inc. (A)	12,579	278,499
Resources Connection, Inc.	9,037	152,725
TriNet Group, Inc. (A)	12,350	690,859
TrueBlue, Inc. (A)	11,780	317,471
WageWorks, Inc. (A)	11,342	567,100
Willdan Group, Inc. (A)(B)	2,582	79,965
		9,016,140
Road and rail – 0.5%
ArcBest Corp.	7,322	334,615
Avis Budget Group, Inc. (A)	19,353	628,973
Covenant Transportation Group, Inc.,
Class A (A)	3,733	117,590
Daseke, Inc. (A)	12,534	124,463
Heartland Express, Inc.	13,394	248,459
Hertz Global Holdings, Inc. (A)(B)	15,665	240,301
Marten Transport, Ltd.	11,298	264,938
Saia, Inc. (A)	7,237	585,111
Universal Logistics Holdings, Inc.	2,728	71,610
USA Truck, Inc. (A)	2,633	61,797
Werner Enterprises, Inc.	13,261	497,951
YRC Worldwide, Inc. (A)	10,212	102,631
		3,278,439
Trading companies and distributors – 1.3%
Aircastle, Ltd.	13,263	271,892
Applied Industrial Technologies, Inc.	10,743	753,621
Beacon Roofing Supply, Inc. (A)	19,387	826,274
BlueLinx Holdings, Inc. (A)	2,671	100,243
BMC Stock Holdings, Inc. (A)	19,311	402,634
CAI International, Inc. (A)	5,309	123,381
DXP Enterprises, Inc. (A)	4,716	180,151
Foundation Building Materials, Inc. (A)	4,837	74,393
GATX Corp. (B)	10,447	775,481
GMS, Inc. (A)	9,271	251,151
H&E Equipment Services, Inc.	9,135	343,567
Herc Holdings, Inc. (A)	6,896	388,521
Kaman Corp.	7,720	538,007
MRC Global, Inc. (A)	24,059	521,359
Nexeo Solutions, Inc. (A)	9,859	90,013
NOW, Inc. (A)	30,961	412,710
Rush Enterprises, Inc., Class A (A)	6,932	300,710
Rush Enterprises, Inc., Class B (A)	2,894	127,047
SiteOne Landscape Supply, Inc. (A)	11,268	946,174
Textainer Group Holdings, Ltd. (A)(B)	7,920	125,928
Titan Machinery, Inc. (A)	5,912	91,932
Triton International, Ltd.	14,843	455,086
Veritiv Corp. (A)	3,509	139,834
		8,240,109
		92,729,373
Information technology – 14.4%
Communications equipment – 1.6%
Acacia Communications, Inc. (A)	7,934	276,183
ADTRAN, Inc.	13,975	207,529
Applied Optoelectronics, Inc. (A)(B)	5,415	243,134
CalAmp Corp. (A)	10,082	236,221
Calix, Inc. (A)	14,553	113,513
Ciena Corp. (A)	40,391	1,070,765
Comtech Telecommunications Corp.	6,644	211,811
Digi International, Inc. (A)	8,394	110,801
Extreme Networks, Inc. (A)	33,037	262,975
Finisar Corp. (A)(B)	32,702	588,636

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Harmonic, Inc. (A)	26,273	$111,660
Infinera Corp. (A)	42,747	424,478
InterDigital, Inc.	9,717	786,105
KVH Industries, Inc. (A)	5,109	68,461
Lumentum Holdings, Inc. (A)(B)	17,725	1,026,278
NETGEAR, Inc. (A)	8,866	554,125
NetScout Systems, Inc. (A)	23,809	707,127
Oclaro, Inc. (A)	47,938	428,086
Plantronics, Inc.	9,376	714,920
Quantenna Communications, Inc. (A)	10,323	160,419
Ribbon Communications, Inc. (A)	16,101	114,639
ViaSat, Inc. (A)(B)	15,454	1,015,637
Viavi Solutions, Inc. (A)	64,554	661,033
		10,094,536
Electronic equipment, instruments and components – 2.4%
Anixter International, Inc. (A)	8,391	531,150
AVX Corp.	13,012	203,898
Badger Meter, Inc.	7,974	356,438
Bel Fuse, Inc., Class B	2,844	59,440
Belden, Inc. (B)	11,482	701,780
Benchmark Electronics, Inc.	13,490	393,234
Control4 Corp. (A)	7,487	182,009
CTS Corp.	9,237	332,532
Daktronics, Inc.	12,162	103,499
Electro Scientific Industries, Inc. (A)(B)	9,316	146,913
ePlus, Inc. (A)	3,825	359,933
Fabrinet (A)	10,177	375,430
FARO Technologies, Inc. (A)	4,846	263,380
Fitbit, Inc., Class A (A)(B)	59,503	388,555
II-VI, Inc. (A)	17,410	756,465
Insight Enterprises, Inc. (A)	9,947	486,707
Itron, Inc. (A)	9,667	580,503
KEMET Corp. (A)	15,845	382,657
Kimball Electronics, Inc. (A)	7,211	131,961
Knowles Corp. (A)	24,870	380,511
Maxwell Technologies, Inc. (A)(B)	12,818	66,654
Mesa Laboratories, Inc.	959	202,426
Methode Electronics, Inc.	10,202	411,141
MTS Systems Corp.	5,128	269,989
Napco Security Technologies, Inc. (A)	4,635	67,903
nLight, Inc. (A)	2,026	66,980
Novanta, Inc. (A)	9,202	573,285
OSI Systems, Inc. (A)	4,763	368,323
PAR Technology Corp. (A)	3,652	64,567
Park Electrochemical Corp.	5,919	137,262
PC Connection, Inc.	3,303	109,660
Plexus Corp. (A)	9,198	547,649
Rogers Corp. (A)	5,205	580,149
Sanmina Corp. (A)	19,225	563,293
ScanSource, Inc. (A)	7,166	288,790
SYNNEX Corp.	8,547	824,871
Systemax, Inc.	3,404	116,859
Tech Data Corp. (A)	10,776	884,925
TTM Technologies, Inc. (A)	26,790	472,308
VeriFone Systems, Inc. (A)	31,141	710,638
Vishay Intertechnology, Inc.	37,202	863,086
Vishay Precision Group, Inc. (A)	3,156	120,401
		15,428,154
Internet software and services – 3.4%
Alarm.com Holdings, Inc. (A)	8,771	354,173
Alteryx, Inc., Class A (A)(B)	7,834	298,945
Amber Road, Inc. (A)	8,033	75,591
Appfolio, Inc., Class A (A)	4,208	257,319
Apptio, Inc., Class A (A)	8,528	308,714

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Benefitfocus, Inc. (A)(B)	5,788	$194,477
Blucora, Inc. (A)	13,348	493,876
Box, Inc., Class A (A)	35,984	899,240
Brightcove, Inc. (A)	10,702	103,274
Carbonite, Inc. (A)	7,588	264,821
Care.com, Inc. (A)	5,805	121,208
Cargurus, Inc. (A)	13,981	485,700
Cars.com, Inc. (A)(B)	20,457	580,774
ChannelAdvisor Corp. (A)	8,063	113,285
Cision, Ltd. (A)(B)	11,477	171,581
Cloudera, Inc. (A)	29,713	405,285
Cornerstone OnDemand, Inc. (A)	15,129	717,568
Coupa Software, Inc. (A)	15,079	938,517
eGain Corp. (A)	5,404	81,600
Endurance International Group
Holdings, Inc. (A)	20,397	202,950
Envestnet, Inc. (A)	12,526	688,304
Etsy, Inc. (A)	33,795	1,425,811
Five9, Inc. (A)	16,109	556,888
Gogo, Inc. (A)(B)	18,486	89,842
GTT Communications, Inc. (A)(B)	9,906	445,770
Hortonworks, Inc. (A)	19,600	357,112
Instructure, Inc. (A)	8,822	375,376
Internap Corp. (A)	6,461	67,324
j2 Global, Inc.	13,171	1,140,740
Leaf Group, Ltd. (A)	5,680	61,628
Limelight Networks, Inc. (A)	31,817	142,222
LivePerson, Inc. (A)	16,065	338,972
MINDBODY, Inc., Class A (A)	12,203	471,036
New Relic, Inc. (A)	12,521	1,259,487
NIC, Inc.	18,616	289,479
Pandora Media, Inc. (A)	73,126	576,233
Q2 Holdings, Inc. (A)	10,356	590,810
QuinStreet, Inc. (A)	10,888	138,278
Quotient Technology, Inc. (A)	22,634	296,505
Reis, Inc.	2,793	60,887
SendGrid, Inc. (A)	2,610	69,217
ShotSpotter, Inc. (A)(B)	2,282	86,556
Shutterstock, Inc. (A)	5,398	256,189
SPS Commerce, Inc. (A)	4,766	350,206
Stamps.com, Inc. (A)(B)	4,864	1,230,835
TechTarget, Inc. (A)	5,889	167,248
Telaria, Inc. (A)	14,656	59,210
The Meet Group, Inc. (A)	21,859	97,928
The Trade Desk, Inc., Class A (A)(B)	8,956	840,073
TrueCar, Inc. (A)	26,652	268,919
Tucows, Inc., Class A (A)(B)	2,720	164,968
Web.com Group, Inc. (A)	11,531	298,076
XO Group, Inc. (A)	6,976	223,232
Yelp, Inc. (A)	22,915	897,810
Yext, Inc. (A)(B)	23,108	446,909
		21,898,978
IT services – 1.6%
Acxiom Corp. (A)	22,319	668,454
CACI International, Inc., Class A (A)	6,878	1,159,287
Cardtronics PLC, Class A (A)	11,443	276,692
Cass Information Systems, Inc.	3,459	238,048
ConvergeOne Holdings, Inc.	7,476	70,200
Convergys Corp.	25,634	626,495
CSG Systems International, Inc.	9,474	387,202
Everi Holdings, Inc. (A)	19,627	141,314
EVERTEC, Inc.	17,104	373,722
Exela Technologies, Inc. (A)	15,413	73,212
ExlService Holdings, Inc. (A)	9,471	536,153
ManTech International Corp., Class A	7,285	390,767

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
MAXIMUS, Inc.	18,264	$1,134,377
MoneyGram International, Inc. (A)	10,276	68,746
Perficient, Inc. (A)	9,794	258,268
Perspecta, Inc.	40,343	829,049
Presidio, Inc. (A)	9,325	122,158
PRGX Global, Inc. (A)	7,600	73,720
Science Applications International Corp.	11,924	965,009
ServiceSource International, Inc. (A)	25,378	99,989
Sykes Enterprises, Inc. (A)	11,160	321,185
Syntel, Inc. (A)	10,075	323,307
The Hackett Group, Inc.	7,436	119,497
Travelport Worldwide, Ltd.	35,210	652,793
TTEC Holdings, Inc.	4,187	144,661
Unisys Corp. (A)	14,659	189,101
Virtusa Corp. (A)	7,985	388,710
		10,632,116
Semiconductors and semiconductor equipment – 2.5%
Advanced Energy Industries, Inc. (A)	11,105	645,089
Alpha & Omega Semiconductor, Ltd. (A)	6,162	87,747
Ambarella, Inc. (A)(B)	9,120	352,123
Amkor Technology, Inc. (A)	29,432	252,821
Aquantia Corp. (A)(B)	6,599	76,416
Axcelis Technologies, Inc. (A)	9,200	182,160
AXT, Inc. (A)	12,302	86,729
Brooks Automation, Inc.	19,673	641,733
Cabot Microelectronics Corp.	7,192	773,572
CEVA, Inc. (A)	6,475	195,545
Cirrus Logic, Inc. (A)	17,954	688,177
Cohu, Inc.	8,236	201,864
Cree, Inc. (A)	28,379	1,179,715
Diodes, Inc. (A)	11,270	388,477
Entegris, Inc.	40,042	1,357,424
FormFactor, Inc. (A)	20,968	278,874
Ichor Holdings, Ltd. (A)(B)	7,363	156,243
Impinj, Inc. (A)(B)	5,744	127,000
Inphi Corp. (A)	12,368	403,320
Integrated Device Technology, Inc. (A)	37,416	1,192,822
Kopin Corp. (A)(B)	22,735	65,022
Lattice Semiconductor Corp. (A)	33,952	222,725
MACOM Technology Solutions
Holdings, Inc. (A)(B)	13,092	301,640
MaxLinear, Inc. (A)	17,889	278,890
Nanometrics, Inc. (A)	6,556	232,148
NeoPhotonics Corp. (A)(B)	11,108	69,203
NVE Corp.	1,393	169,640
PDF Solutions, Inc. (A)	8,625	103,328
Photronics, Inc. (A)	19,769	157,658
Power Integrations, Inc.	8,067	589,294
Rambus, Inc. (A)	30,111	377,592
Rudolph Technologies, Inc. (A)	8,976	265,690
Semtech Corp. (A)	18,408	866,096
Sigma Designs, Inc. (A)	12,003	73,218
Silicon Laboratories, Inc. (A)	12,086	1,203,766
SMART Global Holdings, Inc. (A)	2,599	82,830
SunPower Corp. (A)(B)	18,013	138,160
Synaptics, Inc. (A)	9,828	495,036
Ultra Clean Holdings, Inc. (A)	11,033	183,148
Veeco Instruments, Inc. (A)	14,142	201,524
Xcerra Corp. (A)	15,430	215,557
Xperi Corp.	14,202	228,652
		15,788,668
Software – 2.5%
8x8, Inc. (A)	25,754	516,368
A10 Networks, Inc. (A)	15,701	97,817

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
ACI Worldwide, Inc. (A)	32,177	$793,807
Agilysys, Inc. (A)	5,404	83,762
Altair Engineering, Inc., Class A (A)	7,161	244,763
American Software, Inc., Class A	8,833	128,697
Asure Software, Inc. (A)	3,421	54,565
Avaya Holdings Corp. (A)	29,280	587,942
Blackbaud, Inc.	13,551	1,388,300
Blackline, Inc. (A)	9,070	393,910
Bottomline Technologies, Inc. (A)	11,356	565,869
Carbon Black, Inc. (A)(B)	2,324	60,424
CommVault Systems, Inc. (A)	11,081	729,684
Digimarc Corp. (A)(B)	3,417	91,576
Ebix, Inc. (B)	6,794	518,043
Ellie Mae, Inc. (A)(B)	9,577	994,476
Everbridge, Inc. (A)	7,444	352,994
ForeScout Technologies, Inc. (A)	8,238	282,234
Glu Mobile, Inc. (A)	31,888	204,402
HubSpot, Inc. (A)	10,244	1,284,598
Imperva, Inc. (A)	9,940	479,605
MicroStrategy, Inc., Class A (A)	2,698	344,670
Mitek Systems, Inc. (A)	10,523	93,655
MobileIron, Inc. (A)	22,905	101,927
Model N, Inc. (A)	7,535	140,151
Monotype Imaging Holdings, Inc.	11,674	236,982
OneSpan, Inc. (A)	9,094	178,697
Paylocity Holding Corp. (A)	8,245	485,301
Progress Software Corp.	12,782	496,197
PROS Holdings, Inc. (A)	7,956	290,951
QAD, Inc., Class A	2,964	148,645
Qualys, Inc. (A)	9,503	801,103
Rapid7, Inc. (A)	10,283	290,186
Rosetta Stone, Inc. (A)	6,531	104,692
SailPoint Technologies Holding, Inc. (A)	10,986	269,596
Telenav, Inc. (A)	12,088	67,693
TiVo Corp.	34,010	457,435
Upland Software, Inc. (A)	4,583	157,518
Varonis Systems, Inc. (A)	7,851	584,900
Verint Systems, Inc. (A)	17,930	795,196
VirnetX Holding Corp. (A)(B)	17,943	61,006
Workiva, Inc. (A)	7,990	194,956
Zix Corp. (A)	17,688	95,338
Zscaler, Inc. (A)(B)	4,051	144,823
		16,395,454
Technology hardware, storage and peripherals – 0.4%
3D Systems Corp. (A)(B)	31,522	435,319
Cray, Inc. (A)	11,596	285,262
Diebold Nixdorf, Inc. (B)	22,145	264,633
Electronics For Imaging, Inc. (A)	12,785	416,280
Immersion Corp. (A)	8,954	138,250
Stratasys, Ltd. (A)	14,635	280,114
Super Micro Computer, Inc. (A)	11,099	262,491
USA Technologies, Inc. (A)	14,938	209,132
		2,291,481
		92,529,387
Materials – 4.2%
Chemicals – 2.0%
A. Schulman, Inc.	7,553	336,109
Advanced Emissions Solutions, Inc. (B)	6,396	72,659
AdvanSix, Inc. (A)	8,683	318,058
AgroFresh Solutions, Inc. (A)	10,361	72,631
American Vanguard Corp.	8,526	195,672
Balchem Corp.	9,092	892,289
Chase Corp.	2,037	238,838
Ferro Corp. (A)	24,003	500,463

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Flotek Industries, Inc. (A)(B)	18,681	$60,340
FutureFuel Corp.	8,144	114,097
GCP Applied Technologies, Inc. (A)	20,427	591,362
Hawkins, Inc.	3,276	115,807
HB Fuller Company	14,229	763,813
Ingevity Corp. (A)	11,952	966,439
Innophos Holdings, Inc.	5,550	264,180
Innospec, Inc.	6,875	526,281
Intrepid Potash, Inc. (A)	27,952	114,603
KMG Chemicals, Inc.	4,160	306,925
Koppers Holdings, Inc. (A)	5,901	226,303
Kraton Corp. (A)	8,721	402,387
Kronos Worldwide, Inc.	6,530	147,121
Minerals Technologies, Inc.	10,052	757,418
OMNOVA Solutions, Inc. (A)	13,608	141,523
PolyOne Corp.	22,518	973,228
PQ Group Holdings, Inc. (A)	10,584	190,512
Quaker Chemical Corp.	3,680	569,922
Rayonier Advanced Materials, Inc.	14,697	251,172
Sensient Technologies Corp.	11,897	851,230
Stepan Company	5,784	451,210
Trecora Resources (A)	5,905	87,689
Tredegar Corp.	7,639	179,517
Trinseo SA	12,190	864,881
Tronox, Ltd., Class A	26,587	523,232
		13,067,911
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)	31,664	831,180
U.S. Concrete, Inc. (A)(B)	4,564	239,610
		1,070,790
Containers and packaging – 0.1%
Greif, Inc., Class A	7,078	374,355
Greif, Inc., Class B	1,720	99,072
Myers Industries, Inc.	8,961	172,051
		645,478
Metals and mining – 1.3%
AK Steel Holding Corp. (A)(B)	90,190	391,425
Allegheny Technologies, Inc. (A)	35,587	893,945
Carpenter Technology Corp.	13,236	695,817
Century Aluminum Company (A)	14,324	225,603
Cleveland-Cliffs, Inc. (A)	84,561	712,849
Coeur Mining, Inc. (A)	52,221	396,880
Commercial Metals Company	32,842	693,295
Compass Minerals International, Inc. (B)	9,594	630,806
Gold Resource Corp.	16,726	110,224
Haynes International, Inc.	3,781	138,914
Hecla Mining Company	110,646	385,048
Kaiser Aluminum Corp.	4,626	481,613
Klondex Mines, Ltd. (A)(B)	40,365	93,243
Materion Corp.	5,741	310,875
Olympic Steel, Inc.	3,178	64,863
Ryerson Holding Corp. (A)	5,118	57,066
Schnitzer Steel Industries, Inc., Class A	7,485	252,245
SunCoke Energy, Inc. (A)	18,805	251,987
Synalloy Corp.	3,179	63,421
Tahoe Resources, Inc.	87,953	432,729
TimkenSteel Corp. (A)	11,778	192,570
Universal Stainless & Alloy Products, Inc. (A)	2,510	59,412
Warrior Met Coal, Inc.	10,041	276,830
Worthington Industries, Inc.	12,073	506,704
		8,318,364
Paper and forest products – 0.6%
Boise Cascade Company	10,960	489,912

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Clearwater Paper Corp. (A)	5,068	$117,071
KapStone Paper and Packaging Corp.	24,701	852,185
Louisiana-Pacific Corp.	40,796	1,110,467
Neenah, Inc.	4,651	394,637
PH Glatfelter Company	12,680	248,401
Schweitzer-Mauduit International, Inc.	8,739	382,069
Verso Corp., Class A (A)	9,729	211,703
		3,806,445
		26,908,988
Real estate – 7.0%
Equity real estate investment trusts – 6.5%
Acadia Realty Trust	22,583	618,097
Agree Realty Corp.	8,154	430,287
Alexander & Baldwin, Inc.	19,774	464,689
Alexander’s, Inc.	591	226,134
American Assets Trust, Inc.	10,899	417,323
Americold Realty Trust	15,027	330,895
Armada Hoffler Properties, Inc.	13,613	202,834
Ashford Hospitality Trust, Inc.	25,556	207,004
Bluerock Residential Growth REIT, Inc.	8,967	79,986
Braemar Hotels & Resorts, Inc.	9,478	108,239
CareTrust REIT, Inc.	21,878	365,144
CatchMark Timber Trust, Inc., Class A	15,200	193,496
CBL & Associates Properties, Inc.	49,777	277,258
Cedar Realty Trust, Inc.	29,213	137,885
Chatham Lodging Trust	12,898	273,696
Chesapeake Lodging Trust	16,642	526,553
City Office REIT, Inc.	11,367	145,839
Community Healthcare Trust, Inc.	5,467	163,299
CoreCivic, Inc.	33,657	804,066
CorEnergy Infrastructure Trust, Inc.	3,716	139,722
CorePoint Lodging, Inc. (A)	11,453	296,633
Cousins Properties, Inc.	117,403	1,137,635
DiamondRock Hospitality Company	56,042	688,196
Easterly Government Properties, Inc.	12,748	251,900
EastGroup Properties, Inc.	9,475	905,431
Education Realty Trust, Inc.	21,145	877,518
Farmland Partners, Inc.	12,021	105,785
First Industrial Realty Trust, Inc.	34,577	1,152,797
Four Corners Property Trust, Inc.	16,857	415,188
Franklin Street Properties Corp.	30,772	263,408
Front Yard Residential Corp.	15,703	163,625
Getty Realty Corp.	9,103	256,432
Gladstone Commercial Corp.	9,267	178,112
Gladstone Land Corp.	6,039	76,514
Global Medical REIT, Inc.	6,782	60,089
Global Net Lease, Inc.	19,220	392,665
Government Properties Income Trust	28,725	455,291
Gramercy Property Trust	45,368	1,239,454
Healthcare Realty Trust, Inc.	34,398	1,000,294
Hersha Hospitality Trust	10,113	216,924
Independence Realty Trust, Inc.	25,436	262,245
Industrial Logistics Properties Trust	5,721	127,864
InfraREIT, Inc.	5,079	112,601
Innovative Industrial Properties, Inc.	1,999	73,203
Investors Real Estate Trust	35,943	198,765
iStar, Inc. (A)	18,472	199,313
Jernigan Capital, Inc.	4,929	93,947
Kite Realty Group Trust	23,871	407,717
LaSalle Hotel Properties	31,061	1,063,218
Lexington Realty Trust	62,297	543,853
LTC Properties, Inc.	11,110	474,841
Mack-Cali Realty Corp.	25,854	524,319
MedEquities Realty Trust, Inc.	10,762	118,597

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Monmouth Real Estate Investment Corp.	21,509	$355,544
National Health Investors, Inc.	11,047	813,943
National Storage Affiliates Trust	14,023	432,189
New Senior Investment Group, Inc.	22,384	169,447
NexPoint Residential Trust, Inc.	5,237	148,993
NorthStar Realty Europe Corp.	13,608	197,180
One Liberty Properties, Inc.	5,039	133,080
Pebblebrook Hotel Trust	19,090	740,692
Pennsylvania Real Estate Investment Trust	20,585	226,229
Physicians Realty Trust	51,785	825,453
Piedmont Office Realty Trust, Inc., Class A	35,294	703,409
PotlatchDeltic Corp.	17,418	885,705
Preferred Apartment Communities, Inc.,
Class A	11,440	194,366
PS Business Parks, Inc.	5,425	697,113
QTS Realty Trust, Inc., Class A	14,536	574,172
Quality Care Properties, Inc. (A)	26,766	575,737
Ramco-Gershenson Properties Trust	23,157	305,904
Retail Opportunity Investments Corp.	31,644	606,299
Rexford Industrial Realty, Inc.	22,722	713,244
RLJ Lodging Trust	48,700	1,073,835
Ryman Hospitality Properties, Inc.	12,461	1,036,132
Sabra Health Care REIT, Inc.	50,320	1,093,454
Safety Income & Growth, Inc.	3,055	57,953
Saul Centers, Inc.	3,466	185,708
Select Income REIT	18,072	406,078
Seritage Growth Properties, Class A	9,098	386,028
Spirit MTA REIT (A)	13,944	143,623
STAG Industrial, Inc.	27,611	751,848
Summit Hotel Properties, Inc.	29,793	426,338
Sunstone Hotel Investors, Inc.	62,891	1,045,248
Tanger Factory Outlet Centers, Inc.	25,803	606,112
Terreno Realty Corp.	15,438	581,549
The GEO Group, Inc.	34,393	947,183
Tier REIT, Inc.	13,228	314,562
UMH Properties, Inc.	10,604	162,771
Universal Health Realty Income Trust	3,744	239,541
Urban Edge Properties	30,847	705,471
Urstadt Biddle Properties, Inc., Class A	8,791	198,940
Washington Prime Group, Inc.	53,530	434,128
Washington Real Estate Investment Trust	22,218	673,872
Whitestone REIT	11,837	147,726
Xenia Hotels & Resorts, Inc.	30,184	735,282
		42,098,901
Real estate management and development – 0.5%
Altisource Portfolio Solutions SA (A)(B)	2,880	84,010
Consolidated-Tomoka Land Company	1,480	91,035
Forestar Group, Inc. (A)(B)	3,056	63,412
FRP Holdings, Inc. (A)(B)	2,215	143,421
HFF, Inc., Class A	10,708	367,820
Kennedy-Wilson Holdings, Inc.	35,582	752,559
Marcus & Millichap, Inc. (A)	5,538	216,037
Newmark Group, Inc., Class A	6,928	98,585
RE/MAX Holdings, Inc., Class A	5,035	264,086
Redfin Corp. (A)(B)	21,229	490,178
Tejon Ranch Company (A)	6,320	153,576
The RMR Group, Inc., Class A	1,898	148,898
The St. Joe Company (A)	11,000	197,450
		3,071,067
		45,169,968
Telecommunication services – 0.7%
Diversified telecommunication services – 0.5%
ATN International, Inc.	2,980	157,255
Cincinnati Bell, Inc. (A)	12,443	195,355

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Cogent Communications Holdings, Inc.	11,509	$614,581
Consolidated Communications
Holdings, Inc. (B)	20,090	248,312
Frontier Communications Corp. (B)	23,231	124,518
Hawaiian Telcom Holdco, Inc. (A)	2,180	63,046
Intelsat SA (A)(B)	11,411	190,107
Iridium Communications, Inc. (A)(B)	27,221	438,258
Ooma, Inc. (A)	6,549	92,668
ORBCOMM, Inc. (A)	21,924	221,432
pdvWireless, Inc. (A)(B)	3,230	80,589
Vonage Holdings Corp. (A)	61,865	797,440
Windstream Holdings, Inc. (A)(B)	13,084	68,953
		3,292,514
Wireless telecommunication services – 0.2%
Boingo Wireless, Inc. (A)	11,725	264,868
NII Holdings, Inc. (A)(B)	26,365	102,824
Shenandoah Telecommunications Company	13,309	435,204
Spok Holdings, Inc.	6,450	97,073
		899,969
		4,192,483
Utilities – 3.2%
Electric utilities – 1.0%
ALLETE, Inc.	14,360	1,111,608
El Paso Electric Company	11,549	682,546
IDACORP, Inc.	14,151	1,305,288
MGE Energy, Inc.	9,593	604,839
Otter Tail Corp.	11,495	547,162
PNM Resources, Inc.	22,505	875,445
Portland General Electric Company	25,099	1,073,233
		6,200,121
Gas utilities – 1.1%
Chesapeake Utilities Corp.	4,653	372,007
New Jersey Resources Corp.	24,466	1,094,854
Northwest Natural Gas Company	8,206	523,543
ONE Gas, Inc.	14,521	1,085,300
RGC Resources, Inc.	2,445	71,345
South Jersey Industries, Inc. (B)	24,398	816,601
Southwest Gas Holdings, Inc.	13,625	1,039,179
Spire, Inc.	13,772	972,992
WGL Holdings, Inc.	14,297	1,268,859
		7,244,680
Independent power and renewable electricity producers – 0.3%
Atlantic Power Corp. (A)(B)	43,161	94,954
NRG Yield, Inc., Class A	10,419	177,644
NRG Yield, Inc., Class C	18,589	319,731
Ormat Technologies, Inc.	11,437	608,334
Pattern Energy Group, Inc., Class A (B)	23,700	444,375
TerraForm Power, Inc., Class A	21,071	246,531
		1,891,569
Multi-utilities – 0.4%
Avista Corp.	18,253	961,203
Black Hills Corp. (B)	15,131	926,169
NorthWestern Corp.	13,860	793,485
Unitil Corp.	4,386	223,861
		2,904,718
Water utilities – 0.4%
American States Water Company	10,394	594,121
Artesian Resources Corp., Class A	3,116	120,807
Cadiz, Inc. (A)(B)	7,698	100,844
California Water Service Group	13,811	537,938
Connecticut Water Service, Inc.	3,543	231,429

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Consolidated Water Company, Ltd. (B)	6,052	$78,071
Middlesex Water Company	4,896	206,464
SJW Group	5,038	333,616
The York Water Company	3,985	126,723
		2,330,013
		20,571,101
TOTAL COMMON STOCKS (Cost $448,324,614)		$621,955,689
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Media – 0.0%
GCI Liberty, Inc., 5.000% (B)	1,451	35,042
TOTAL PREFERRED SECURITIES (Cost $7,218)		$35,042
WARRANTS – 0.0%
Education Management Corp. (Expiration
Date: 1-5-22) (A)(D)	7,794	14
TOTAL WARRANTS (Cost $0)		$14
SECURITIES LENDING COLLATERAL – 10.1%
John Hancock Collateral Trust,
2.0600% (E)(F)	6,499,339	65,016,790
TOTAL SECURITIES LENDING COLLATERAL
(Cost $65,018,434)		$65,016,790
SHORT-TERM INVESTMENTS – 3.1%
U.S. Government Agency – 2.3%
Federal Home Loan Bank Discount Note
1.890%, 08/06/2018 *	$5,000,000	4,990,665
1.895%, 08/08/2018 *	10,000,000	9,980,270
		14,970,935

Small Cap Index Trust (continued)

Shares or
Principal
Amount		Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.8%
Repurchase Agreement with State Street Corp.
dated 6-29-18 at 0.900% to be repurchased
at $5,021,377 on 7-2-18, collateralized by
$5,185,000 U.S. Treasury Notes, 2.000%
due 12-31-21 (valued at $5,122,101,
including interest)	$5,021,000	$5,021,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,991,547)		$19,991,935
Total Investments (Small Cap Index Trust)
(Cost $533,341,813) – 109.9%		$706,999,470
Other assets and liabilities, net – (9.9%)		(63,485,784)
TOTAL NET ASSETS – 100.0%		$643,513,686

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 Index E-Mini Futures	271	Long	Sep 2018	$22,693,612	$22,323,625	$(369,987)
						$(369,987)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.5%
Consumer discretionary – 14.6%
Auto components – 1.6%
Adient PLC	3,307	$162,671
American Axle & Manufacturing
Holdings, Inc. (A)	7,509	116,840
Cooper Tire & Rubber Company (B)	5,058	133,025
Cooper-Standard Holdings, Inc. (A)	1,311	171,308
Dana, Inc.	3,541	71,493
Fox Factory Holding Corp. (A)	19,424	904,187
Gentex Corp.	7,871	181,190
Gentherm, Inc. (A)	1,190	46,767
Horizon Global Corp. (A)	878	5,233
Modine Manufacturing Company (A)	6,862	125,232

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Motorcar Parts of America, Inc. (A)	1,585	$29,655
Shiloh Industries, Inc. (A)	1,515	13,181
Standard Motor Products, Inc.	3,063	148,065
Stoneridge, Inc. (A)	1,672	58,754
Strattec Security Corp.	924	28,228
Superior Industries International, Inc.	3,067	54,899
The Goodyear Tire & Rubber Company	14,684	341,990
Tower International, Inc.	1,403	44,615
VOXX International Corp. (A)	3,131	16,907
		2,654,240

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles – 0.0%
Winnebago Industries, Inc.	1,336	$54,242
Distributors – 0.4%
Core-Mark Holding Company, Inc.	1,227	27,853
Pool Corp.	3,942	597,213
Weyco Group, Inc.	1,316	47,902
		672,968
Diversified consumer services – 1.5%
Adtalem Global Education, Inc. (A)	5,378	258,682
American Public Education, Inc. (A)	1,450	61,045
Ascent Capital Group, Inc., Class A (A)	3,168	8,902
Bridgepoint Education, Inc. (A)	3,463	22,613
Career Education Corp. (A)	3,146	50,871
Carriage Services, Inc.	1,797	44,116
Graham Holdings Company, Class B	516	302,428
Grand Canyon Education, Inc. (A)	13,301	1,484,525
Houghton Mifflin Harcourt Company (A)	5,833	44,622
K12, Inc. (A)	3,438	56,280
Laureate Education, Inc., Class A (A)	1,275	18,271
Lincoln Educational Services Corp. (A)	1,100	1,914
Regis Corp. (A)	4,970	82,204
Universal Technical Institute, Inc. (A)	3,087	9,724
		2,446,197
Hotels, restaurants and leisure – 1.8%
Ark Restaurants Corp.	64	1,629
BBX Capital Corp.	1,743	15,739
Belmond, Ltd., Class A (A)	11,516	128,403
Biglari Holdings, Inc., Class A (A)	3	2,850
Biglari Holdings, Inc., Class B (A)	32	5,872
BJ’s Restaurants, Inc.	1,290	77,400
Bojangles’, Inc. (A)	1,602	23,069
Boyd Gaming Corp.	873	30,258
Carrols Restaurant Group, Inc. (A)	1,688	25,067
Chuy’s Holdings, Inc. (A)	19,480	598,036
Dave & Buster’s Entertainment, Inc. (A)	13,351	635,508
Del Frisco’s Restaurant Group, Inc. (A)	1,609	20,273
Del Taco Restaurants, Inc. (A)	2,438	34,571
Dine Brands Global, Inc.	344	25,731
Dover Motorsports, Inc.	400	900
El Pollo Loco Holdings, Inc. (A)	2,613	29,788
Eldorado Resorts, Inc. (A)	683	26,705
Extended Stay America, Inc.	5,624	121,535
Fiesta Restaurant Group, Inc. (A)	1,348	38,688
FRD Acquisition Company (A)(C)	5,160	3,493
ILG, Inc.	7,047	232,762
International Game Technology PLC (B)	10,594	246,205
Luby’s, Inc. (A)	6,251	16,190
Marriott Vacations Worldwide Corp.	1,432	161,759
Monarch Casino & Resort, Inc. (A)	1,278	56,296
Playa Hotels & Resorts NV (A)	1,326	14,321
Potbelly Corp. (A)	2,073	26,845
RCI Hospitality Holdings, Inc.	1,603	50,735
Red Lion Hotels Corp. (A)	3,000	34,950
Red Robin Gourmet Burgers, Inc. (A)	1,300	60,580
Speedway Motorsports, Inc.	5,924	102,841
		2,848,999
Household durables – 1.9%
AV Homes, Inc. (A)	1,798	38,477
Bassett Furniture Industries, Inc.	2,333	64,274
Cavco Industries, Inc. (A)	606	125,836
Century Communities, Inc. (A)	1,640	51,742
CSS Industries, Inc.	976	16,494
Emerson Radio Corp. (A)	4,869	7,109
Ethan Allen Interiors, Inc.	1,706	41,797
Flexsteel Industries, Inc.	1,750	69,825

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Hamilton Beach Brands Holding Company,
Class A	704	$20,451
Helen of Troy, Ltd. (A)	1,593	156,831
Hooker Furniture Corp.	2,121	99,475
KB Home	6,043	164,611
La-Z-Boy, Inc.	5,818	178,031
Libbey, Inc.	1,103	8,967
Lifetime Brands, Inc.	2,931	37,077
M/I Homes, Inc. (A)	2,195	58,124
MDC Holdings, Inc.	4,794	147,511
Meritage Homes Corp. (A)	3,432	150,836
PICO Holdings, Inc. (A)	2,493	29,043
PulteGroup, Inc.	11,795	339,106
Taylor Morrison Home Corp., Class A (A)	5,267	109,448
The New Home Company, Inc. (A)	831	8,285
Toll Brothers, Inc.	15,015	555,405
TopBuild Corp. (A)	2,306	180,652
TRI Pointe Group, Inc. (A)	16,198	264,999
Universal Electronics, Inc. (A)	521	17,219
William Lyon Homes, Class A (A)	2,694	62,501
		3,004,126
Internet and direct marketing retail – 0.2%
1-800-Flowers.com, Inc., Class A (A)	3,234	40,587
FTD Companies, Inc. (A)	1,934	8,974
Liberty Expedia Holdings, Inc., Series A (A)	1,904	83,662
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	4,522	72,804
Shutterfly, Inc. (A)	532	47,896
		253,923
Leisure products – 0.3%
American Outdoor Brands Corp. (A)	859	10,334
Callaway Golf Company	9,628	182,643
Escalade, Inc.	3,529	49,759
JAKKS Pacific, Inc. (A)	2,278	7,460
Johnson Outdoors, Inc., Class A	1,448	122,399
Nautilus, Inc. (A)	1,580	24,806
Vista Outdoor, Inc. (A)	3,475	53,828
		451,229
Media – 1.0%
A.H. Belo Corp., Class A	4,238	19,919
AMC Entertainment Holdings, Inc., Class A	4,473	71,121
Ballantyne Strong, Inc. (A)	1,114	5,403
Beasley Broadcast Group, Inc., Class A	502	5,622
Cinemark Holdings, Inc.	2,980	104,538
Entercom Communications Corp., Class A (B)	1,442	10,887
Entravision Communications Corp., Class A	5,075	25,375
Gannett Company, Inc.	8,543	91,410
Global Eagle Entertainment, Inc. (A)(B)	1,300	3,276
Gray Television, Inc. (A)	7,587	119,875
Hemisphere Media Group, Inc. (A)	951	12,458
IMAX Corp. (A)	2,820	62,463
John Wiley & Sons, Inc., Class A	1,322	82,493
Liberty Latin America, Ltd., Class A (A)(B)	922	17,629
Liberty Latin America, Ltd., Class C (A)	2,909	56,376
Lions Gate Entertainment Corp., Class A (B)	4,062	100,819
Lions Gate Entertainment Corp., Class B	4,385	102,872
Media General, Inc. (A)(C)	292	28
Meredith Corp. (B)	3,097	157,947
New Media Investment Group, Inc.	2,560	47,309
Nexstar Media Group, Inc., Class A	1,392	102,173
Reading International, Inc., Class A (A)	1,100	17,545
Salem Media Group, Inc.	4,439	22,861
Scholastic Corp.	2,233	98,944
Sinclair Broadcast Group, Inc., Class A (B)	1,839	59,124

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
TEGNA, Inc.	4,168	$45,223
The EW Scripps Company, Class A	5,843	78,238
The Marcus Corp.	3,316	107,770
Tribune Media Company, Class A	1,811	69,307
		1,699,005
Multiline retail – 0.2%
Big Lots, Inc.	270	11,281
Dillard’s, Inc., Class A (B)	3,097	292,667
Fred’s, Inc., Class A	2,000	4,560
J.C. Penney Company, Inc. (A)(B)	23,315	54,557
Tuesday Morning Corp. (A)(B)	2,100	6,405
		369,470
Specialty retail – 4.6%
Aaron’s, Inc.	5,117	222,334
Abercrombie & Fitch Company, Class A	5,916	144,824
Advance Auto Parts, Inc.	737	100,011
American Eagle Outfitters, Inc.	7,348	170,841
America’s Car-Mart, Inc. (A)	1,063	65,800
Ascena Retail Group, Inc. (A)(B)	11,786	46,967
AutoNation, Inc. (A)	8,182	397,482
Barnes & Noble Education, Inc. (A)	6,174	34,821
Barnes & Noble, Inc.	6,995	44,418
Bed Bath & Beyond, Inc.	9,468	188,650
Big 5 Sporting Goods Corp.	2,004	15,230
Boot Barn Holdings, Inc. (A)	2,280	47,310
Build-A-Bear Workshop, Inc. (A)	2,470	18,772
Burlington Stores, Inc. (A)	10,811	1,627,380
Caleres, Inc.	5,467	188,010
Chico’s FAS, Inc.	9,163	74,587
Citi Trends, Inc.	2,095	57,487
Conn’s, Inc. (A)	76	2,508
Dick’s Sporting Goods, Inc.	4,295	151,399
DSW, Inc., Class A	6,370	164,473
Express, Inc. (A)	3,676	33,635
Five Below, Inc. (A)	10,224	998,987
Foot Locker, Inc.	6,065	319,322
Francesca’s Holdings Corp. (A)	1,431	10,804
GameStop Corp., Class A (B)	10,093	147,055
Genesco, Inc. (A)	2,034	80,750
Group 1 Automotive, Inc.	2,247	141,561
Guess?, Inc.	6,368	136,275
Haverty Furniture Companies, Inc.	1,920	41,472
Hibbett Sports, Inc. (A)(B)	1,307	29,930
Lithia Motors, Inc., Class A	5,156	487,603
MarineMax, Inc. (A)	3,599	68,201
Monro, Inc. (B)	1,568	91,101
New York & Company, Inc. (A)	5,638	28,867
Office Depot, Inc.	33,557	85,570
Party City Holdco, Inc. (A)	633	9,653
Penske Automotive Group, Inc.	5,891	275,993
Pier 1 Imports, Inc.	6,713	15,977
Rent-A-Center, Inc. (A)(B)	1,084	15,956
Shoe Carnival, Inc.	1,632	52,958
Signet Jewelers, Ltd.	4,374	243,851
Sonic Automotive, Inc., Class A	1,811	37,307
Stage Stores, Inc. (B)	5,877	14,164
Tandy Leather Factory, Inc. (A)	1,690	13,182
The Cato Corp., Class A	1,957	48,181
Tile Shop Holdings, Inc.	1,300	10,010
Tilly’s, Inc., Class A	712	10,787
Trans World Entertainment Corp. (A)	6,243	5,431
Urban Outfitters, Inc. (A)	5,172	230,413
Vitamin Shoppe, Inc. (A)	1,983	13,782

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Zumiez, Inc. (A)	2,122	$53,156
		7,515,238
Textiles, apparel and luxury goods – 1.1%
Crocs, Inc. (A)(B)	4,206	74,068
Culp, Inc.	334	8,200
Deckers Outdoor Corp. (A)	2,599	293,401
Delta Apparel, Inc. (A)	500	9,675
Fossil Group, Inc. (A)	1,707	45,867
G-III Apparel Group, Ltd. (A)	3,397	150,827
Lakeland Industries, Inc. (A)	1,110	15,707
Movado Group, Inc.	1,758	84,911
Oxford Industries, Inc.	7,735	641,850
Perry Ellis International, Inc. (A)	2,088	56,731
Rocky Brands, Inc.	1,478	44,340
Superior Group of Companies, Inc.	663	13,731
Unifi, Inc. (A)	2,910	92,247
Vera Bradley, Inc. (A)	2,034	28,557
Wolverine World Wide, Inc.	5,694	197,980
		1,758,092
		23,727,729
Consumer staples – 2.7%
Beverages – 0.0%
Craft Brew Alliance, Inc. (A)	2,909	60,071
Food and staples retailing – 1.0%
Casey’s General Stores, Inc.	448	47,076
Ingles Markets, Inc., Class A	2,495	79,341
Natural Grocers by Vitamin Cottage, Inc. (A)	1,014	12,918
Performance Food Group Company (A)	1,293	47,453
PriceSmart, Inc.	5,490	496,845
Rite Aid Corp. (A)(B)	12,486	21,601
Smart & Final Stores, Inc. (A)	1,985	11,017
SpartanNash Company	4,194	107,031
SUPERVALU, Inc. (A)(B)	2,356	48,345
The Andersons, Inc.	3,784	129,413
The Chefs’ Warehouse, Inc. (A)	1,493	42,551
United Natural Foods, Inc. (A)	3,818	162,876
US Foods Holding Corp. (A)	8,072	305,283
Village Super Market, Inc., Class A	685	20,180
Weis Markets, Inc. (B)	3,071	163,807
		1,695,737
Food products – 1.2%
Alico, Inc.	341	10,810
B&G Foods, Inc. (B)	1,941	58,036
Cal-Maine Foods, Inc. (A)	300	13,755
Darling Ingredients, Inc. (A)	13,547	269,314
Dean Foods Company	8,717	91,616
Farmer Brothers Company (A)	1,069	32,658
Fresh Del Monte Produce, Inc.	3,135	139,664
Hostess Brands, Inc. (A)	3,408	46,349
Ingredion, Inc.	988	109,372
John B. Sanfilippo & Son, Inc.	1,168	86,958
Landec Corp. (A)	3,130	46,637
Limoneira Company	199	4,897
Pilgrim’s Pride Corp. (A)	876	17,634
Post Holdings, Inc. (A)(B)	4,039	347,435
Sanderson Farms, Inc.	2,059	216,504
Seaboard Corp.	58	229,839
Seneca Foods Corp., Class A (A)	1,409	38,043
TreeHouse Foods, Inc. (A)	2,369	124,396
		1,883,917
Household products – 0.2%
Central Garden & Pet Company (A)	2,053	89,264
Central Garden & Pet Company, Class A (A)	4,834	195,632

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Oil-Dri Corp. of America	531	$22,376
Orchids Paper Products Company (A)(B)	1,176	4,680
Spectrum Brands Holdings, Inc.	639	52,155
		364,107
Personal products – 0.2%
Edgewell Personal Care Company (A)	2,807	141,641
Inter Parfums, Inc.	1,604	85,814
Mannatech, Inc.	276	5,658
Natural Alternatives International, Inc. (A)	200	2,030
		235,143
Tobacco – 0.1%
Universal Corp.	2,175	143,659
		4,382,634
Energy – 7.2%
Energy equipment and services – 2.5%
Archrock, Inc.	9,027	108,324
Basic Energy Services, Inc. (A)	1,957	21,742
Bristow Group, Inc. (A)(B)	4,775	67,375
CARBO Ceramics, Inc. (A)	883	8,097
Dawson Geophysical Company (A)	3,948	31,189
Dril-Quip, Inc. (A)	3,610	185,554
Ensco PLC, Class A (B)	25,374	184,215
Era Group, Inc. (A)	4,560	59,052
Exterran Corp. (A)	4,737	118,614
Forum Energy Technologies, Inc. (A)	6,662	82,276
Frank’s International NV (B)	1,421	11,084
Geospace Technologies Corp. (A)	516	7,255
Gulf Island Fabrication, Inc.	3,019	27,171
Helix Energy Solutions Group, Inc. (A)	14,129	117,695
Helmerich & Payne, Inc.	8,012	510,845
Hornbeck Offshore Services, Inc. (A)	5,300	20,988
Matrix Service Company (A)	2,731	50,114
McDermott International, Inc. (A)	10,254	201,491
Mitcham Industries, Inc. (A)	2,431	9,773
Nabors Industries, Ltd.	29,897	191,640
Natural Gas Services Group, Inc. (A)	2,620	61,832
Newpark Resources, Inc. (A)	12,359	134,095
Noble Corp. PLC (A)	17,780	112,547
Oceaneering International, Inc.	8,109	206,455
Oil States International, Inc. (A)	4,041	129,716
Parker Drilling Company (A)	22,288	8,469
Patterson-UTI Energy, Inc.	14,112	254,016
PHI, Inc. (A)	443	4,612
PHI, Inc. (A)	2,850	28,985
Pioneer Energy Services Corp. (A)	7,371	43,120
RigNet, Inc. (A)	208	2,142
Rowan Companies PLC, Class A (A)	12,998	210,828
SEACOR Holdings, Inc. (A)	2,419	138,536
SEACOR Marine Holdings, Inc. (A)	2,432	56,155
Superior Energy Services, Inc. (A)	14,062	136,964
TETRA Technologies, Inc. (A)	4,581	20,385
Tidewater, Inc. (A)(B)	391	11,312
Transocean, Ltd. (A)(B)	13,252	178,107
U.S. Silica Holdings, Inc. (B)	4,282	110,005
Unit Corp. (A)	6,259	159,980
		4,022,755
Oil, gas and consumable fuels – 4.7%
Adams Resources & Energy, Inc.	724	31,132
Antero Resources Corp. (A)	20,791	443,888
Arch Coal, Inc., Class A	1,502	117,802
Ardmore Shipping Corp. (A)	1,174	9,627
Bonanza Creek Energy, Inc. (A)	901	34,121
Callon Petroleum Company (A)	13,440	144,346

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Carrizo Oil & Gas, Inc. (A)	827	$23,032
Centennial Resource Development, Inc.,
Class A (A)(B)	9,699	175,164
Cimarex Energy Company	845	85,970
Clean Energy Fuels Corp. (A)	11,526	42,531
Cloud Peak Energy, Inc. (A)	6,658	23,236
CNX Resources Corp. (A)	18,164	322,956
CONSOL Energy, Inc. (A)	2,270	87,055
Contango Oil & Gas Company (A)	3,786	21,504
CVR Energy, Inc. (B)	2,759	102,055
Delek US Holdings, Inc.	7,394	370,957
Denbury Resources, Inc. (A)	19,778	95,132
DHT Holdings, Inc.	3,733	17,508
Dorian LPG, Ltd. (A)	2,153	16,449
Eclipse Resources Corp. (A)	9,240	14,784
Energy XXI Gulf Coast, Inc. (A)	1,437	12,703
EnLink Midstream LLC	4,505	74,107
Extraction Oil & Gas, Inc. (A)(B)	3,404	50,005
GasLog, Ltd. (B)	2,719	51,933
Green Plains, Inc.	5,268	96,404
Gulfport Energy Corp. (A)	10,592	133,141
Halcon Resources Corp. (A)(B)	4,689	20,585
HighPoint Resources Corp. (A)	7,216	43,873
International Seaways, Inc. (A)	1,434	33,183
Laredo Petroleum, Inc. (A)	1,132	10,890
Matador Resources Company (A)	23,549	707,647
Midstates Petroleum Company, Inc. (A)	1,038	14,127
Murphy Oil Corp.	14,395	486,119
NACCO Industries, Inc., Class A	700	23,625
Oasis Petroleum, Inc. (A)	18,941	245,665
Overseas Shipholding Group, Inc., Class A (A)	861	3,341
Pacific Ethanol, Inc. (A)	2,656	6,906
Panhandle Oil and Gas, Inc., Class A	557	10,639
Par Pacific Holdings, Inc. (A)	1,947	33,839
Parsley Energy, Inc., Class A (A)	3,181	96,321
PBF Energy, Inc., Class A	9,324	390,955
PDC Energy, Inc. (A)	4,882	295,117
Peabody Energy Corp.	6,070	276,064
Penn Virginia Corp. (A)(B)	651	55,263
QEP Resources, Inc. (A)	12,309	150,908
Range Resources Corp.	13,645	228,281
Renewable Energy Group, Inc. (A)	4,097	73,131
REX American Resources Corp. (A)	268	21,700
Ring Energy, Inc. (A)	2,739	34,566
RSP Permian, Inc. (A)	10,724	472,070
SandRidge Energy, Inc. (A)	1,746	30,974
Scorpio Tankers, Inc.	16,932	47,546
SemGroup Corp., Class A	4,266	108,356
Ship Finance International, Ltd.	2,030	30,349
SilverBow Resources, Inc. (A)	324	9,357
SM Energy Company	5,733	147,281
Southwestern Energy Company (A)	8,356	44,287
SRC Energy, Inc. (A)	18,334	202,041
Talos Energy, Inc. (A)	697	22,395
Teekay Corp.	286	2,217
Teekay Tankers, Ltd., Class A (B)	9,278	10,855
Whiting Petroleum Corp. (A)	4,753	250,578
World Fuel Services Corp.	3,769	76,925
WPX Energy, Inc. (A)	23,231	418,855
		7,734,373
		11,757,128
Financials – 21.3%
Banks – 11.6%
1st Source Corp.	2,392	127,805

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Access National Corp.	443	$12,670
Allegiance Bancshares, Inc. (A)	308	13,352
American National Bankshares, Inc.	991	39,640
American River Bankshares	2,249	35,647
Ameris Bancorp	16,107	859,308
Arrow Financial Corp.	404	14,706
Associated Banc-Corp	17,400	475,020
Atlantic Capital Bancshares, Inc. (A)	667	13,107
Banc of California, Inc. (B)	1,420	27,761
BancFirst Corp.	1,658	98,154
BancorpSouth Bank	2,714	89,426
Bank of Commerce Holdings	3,606	45,977
Bank of Marin Bancorp	271	21,910
BankUnited, Inc.	1,829	74,715
Banner Corp.	3,129	188,147
Bar Harbor Bankshares	2,109	63,882
BCB Bancorp, Inc.	1,477	22,155
Berkshire Hills Bancorp, Inc.	3,493	141,816
Blue Hills Bancorp, Inc.	1,249	27,728
BOK Financial Corp.	844	79,344
Boston Private Financial Holdings, Inc.	7,971	126,739
Bridge Bancorp, Inc.	1,057	37,999
Brookline Bancorp, Inc.	7,510	139,686
Bryn Mawr Bank Corp.	1,969	91,165
C&F Financial Corp.	627	39,219
California First National Bancorp	1,653	26,117
Camden National Corp.	1,722	78,713
Capital City Bank Group, Inc.	1,865	44,070
Carolina Financial Corp.	1,115	47,856
CenterState Bank Corp.	898	26,778
Central Pacific Financial Corp.	2,960	84,804
Century Bancorp, Inc., Class A	836	63,870
Chemical Financial Corp.	3,971	221,066
Chemung Financial Corp.	966	48,406
CIT Group, Inc.	3,701	186,567
City Holding Company	612	46,041
CNB Financial Corp.	1,962	58,978
Columbia Banking System, Inc.	4,774	195,257
Community Bank System, Inc.	3,093	182,704
Community Trust Bancorp, Inc.	1,888	94,306
ConnectOne Bancorp, Inc.	1,273	31,698
Customers Bancorp, Inc. (A)	2,391	67,857
CVB Financial Corp.	5,651	126,695
Eagle Bancorp, Inc. (A)	1,535	94,096
Enterprise Bancorp, Inc.	246	9,946
Enterprise Financial Services Corp.	1,453	78,389
Equity Bancshares, Inc., Class A (A)	697	28,912
Farmers Capital Bank Corp.	1,551	80,807
FCB Financial Holdings, Inc., Class A (A)	2,022	118,894
Fidelity Southern Corp.	3,081	78,288
Financial Institutions, Inc.	1,481	48,725
First Bancorp (NC)	3,205	131,117
First BanCorp (PR) (A)	30,569	233,853
First Bancorp, Inc.	1,769	49,921
First Busey Corp.	841	26,677
First Business Financial Services, Inc.	1,366	35,516
First Citizens BancShares, Inc., Class A	611	246,416
First Commonwealth Financial Corp.	10,189	158,031
First Community Bancshares, Inc.	2,201	70,124
First Connecticut Bancorp, Inc.	1,636	50,062
First Financial Bancorp	9,165	280,907
First Financial Corp.	1,128	51,155
First Financial Northwest, Inc.	1,100	21,472
First Foundation, Inc. (A)	1,677	31,092
First Hawaiian, Inc.	362	10,505

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Horizon National Corp.	3,118	$55,625
First Internet Bancorp	377	12,856
First Interstate BancSystem, Inc., Class A	1,946	82,121
First Merchants Corp.	3,883	180,171
First Mid-Illinois Bancshares, Inc.	349	13,716
First Midwest Bancorp, Inc.	7,500	191,025
First Northwest Bancorp (A)	800	12,776
Flushing Financial Corp.	3,421	89,288
FNB Corp.	18,182	244,002
Franklin Financial Network, Inc. (A)	633	23,801
Fulton Financial Corp.	13,097	216,101
German American Bancorp, Inc.	302	10,827
Great Southern Bancorp, Inc.	1,329	76,019
Great Western Bancorp, Inc.	3,593	150,870
Green Bancorp, Inc.	558	12,053
Guaranty Bancorp	1,184	35,283
Hancock Whitney Corp.	7,019	327,436
Hanmi Financial Corp.	3,082	87,375
Heartland Financial USA, Inc.	2,428	133,176
Heritage Commerce Corp.	2,225	37,803
Heritage Financial Corp.	1,481	51,613
Hilltop Holdings, Inc.	6,466	142,705
Home BancShares, Inc.	618	13,942
HomeTrust Bancshares, Inc. (A)	560	15,764
Hope Bancorp, Inc.	11,326	201,943
Horizon Bancorp, Inc.	3,249	67,222
IBERIABANK Corp.	3,855	292,209
Independent Bank Corp. (MA)	823	64,523
Independent Bank Corp. (MI)	206	5,253
Independent Bank Group, Inc.	947	63,260
International Bancshares Corp.	6,888	294,806
Investors Bancorp, Inc.	28,834	368,787
Lakeland Bancorp, Inc.	4,261	84,581
LegacyTexas Financial Group, Inc.	3,613	140,979
Macatawa Bank Corp.	5,091	61,805
MB Financial, Inc.	3,715	173,491
MBT Financial Corp.	3,223	34,325
Mercantile Bank Corp.	1,266	46,791
Midland States Bancorp, Inc.	670	22,954
MidSouth Bancorp, Inc.	1,822	24,142
MidWestOne Financial Group, Inc.	1,343	45,367
National Bank Holdings Corp., Class A	1,336	51,556
National Commerce Corp. (A)	524	24,261
NBT Bancorp, Inc.	3,823	145,847
Nicolet Bankshares, Inc. (A)	565	31,137
Northrim BanCorp, Inc.	1,530	60,512
Norwood Financial Corp.	1,188	42,792
OFG Bancorp (B)	6,515	91,536
Old Line Bancshares, Inc.	601	20,981
Old National Bancorp	12,650	235,290
Old Second Bancorp, Inc.	2,721	39,182
Opus Bank	1,848	53,038
Pacific Mercantile Bancorp (A)	762	7,430
Pacific Premier Bancorp, Inc. (A)	268	10,224
PacWest Bancorp	9,702	479,473
Peapack Gladstone Financial Corp.	1,625	56,209
Penns Woods Bancorp, Inc.	792	35,466
Peoples Bancorp, Inc.	2,153	81,340
People’s United Financial, Inc.	33,652	608,765
People’s Utah Bancorp	518	18,493
Pinnacle Financial Partners, Inc.	9,910	607,979
Popular, Inc.	7,939	358,922
Premier Financial Bancorp, Inc.	2,821	52,668
Prosperity Bancshares, Inc.	6,185	422,807
QCR Holdings, Inc.	1,211	57,462

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Renasant Corp.	4,029	$183,400
Republic Bancorp, Inc., Class A	1,724	78,097
S&T Bancorp, Inc.	3,436	148,573
Sandy Spring Bancorp, Inc.	2,800	114,828
Seacoast Banking Corp. of Florida (A)	1,191	37,612
Shore Bancshares, Inc.	2,225	42,320
Sierra Bancorp	2,175	61,422
Simmons First National Corp., Class A	6,232	186,337
South State Corp.	2,627	226,579
Southern First Bancshares, Inc. (A)	237	10,475
Southern National Bancorp of Virginia, Inc.	3,850	68,684
Southside Bancshares, Inc.	374	12,596
State Bank Financial Corp.	2,215	73,981
Sterling Bancorp	11,335	266,373
TCF Financial Corp.	13,116	322,916
Texas Capital Bancshares, Inc. (A)	6,512	595,848
The Bancorp, Inc. (A)	4,825	50,470
The First Bancshares, Inc.	311	11,180
The First of Long Island Corp.	1,039	25,819
TierOne Corp. (A)(C)	2,328	1
Towne Bank	4,414	141,689
TriCo Bancshares	721	27,001
TriState Capital Holdings, Inc. (A)	1,242	32,416
Triumph Bancorp, Inc. (A)	997	40,628
Trustmark Corp.	6,295	205,406
Umpqua Holdings Corp.	20,754	468,833
Union Bankshares Corp.	4,542	176,593
United Bankshares, Inc. (B)	5,846	212,794
United Community Banks, Inc.	5,084	155,926
Univest Corp. of Pennsylvania	2,460	67,650
Valley National Bancorp	20,233	246,033
Veritex Holdings, Inc. (A)	1,134	35,233
Washington Trust Bancorp, Inc.	635	36,894
WesBanco, Inc.	4,056	182,682
Wintrust Financial Corp.	1,362	118,562
		18,941,773
Capital markets – 1.2%
Cowen, Inc. (A)(B)	5,088	70,469
Financial Engines, Inc.	2,609	117,144
GAIN Capital Holdings, Inc. (B)	2,895	21,857
Greenhill & Company, Inc. (B)	1,036	29,422
INTL. FCStone, Inc. (A)	1,705	88,166
Investment Technology Group, Inc.	2,461	51,484
Janus Henderson Group PLC	10,100	310,373
Legg Mason, Inc.	9,380	325,767
Oppenheimer Holdings, Inc., Class A	3,213	89,964
Piper Jaffray Companies	686	52,719
Stifel Financial Corp.	10,866	567,749
Virtus Investment Partners, Inc.	418	53,483
Waddell & Reed Financial, Inc., Class A (B)	5,265	94,612
		1,873,209
Consumer finance – 1.4%
Asta Funding, Inc.	344	1,187
Encore Capital Group, Inc. (A)	15,214	556,832
Enova International, Inc. (A)	1,914	69,957
EZCORP, Inc., Class A (A)	3,087	37,198
FirstCash, Inc.	1,470	132,080
Green Dot Corp., Class A (A)	2,992	219,583
LendingClub Corp. (A)	16,460	62,383
Navient Corp.	27,272	355,354
Nelnet, Inc., Class A	3,424	199,996
Nicholas Financial, Inc. (A)	75	690
OneMain Holdings, Inc. (A)	2,514	83,691
PRA Group, Inc. (A)(B)	1,882	72,551

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Regional Management Corp. (A)	573	$20,066
Santander Consumer USA Holdings, Inc.	18,561	354,329
World Acceptance Corp. (A)	618	68,604
		2,234,501
Diversified financial services – 0.1%
Cannae Holdings, Inc. (A)	2,391	44,353
Marlin Business Services Corp.	1,698	50,685
NewStar Financial, Inc. (A)(C)	5,739	2,825
On Deck Capital, Inc. (A)	2,096	14,672
Voya Financial, Inc.	933	43,851
		156,386
Insurance – 5.2%
Ambac Financial Group, Inc. (A)	1,536	30,490
American Equity Investment Life
Holding Company	8,399	302,364
American National Insurance Company (B)	1,733	207,249
AMERISAFE, Inc.	202	11,666
AmTrust Financial Services, Inc.	9,166	133,549
Argo Group International Holdings, Ltd.	3,591	208,817
Aspen Insurance Holdings, Ltd.	6,285	255,800
Assurant, Inc.	5,658	585,546
Assured Guaranty, Ltd.	12,060	430,904
Athene Holding, Ltd., Class A (A)	6,343	278,077
Axis Capital Holdings, Ltd.	4,281	238,109
Baldwin & Lyons, Inc., Class B	1,154	28,158
CNO Financial Group, Inc.	16,225	308,924
Donegal Group, Inc., Class A	2,876	39,142
EMC Insurance Group, Inc.	2,830	78,617
Employers Holdings, Inc.	2,717	109,223
Enstar Group, Ltd. (A)	779	161,487
FBL Financial Group, Inc., Class A	3,170	249,638
FedNat Holding Company	1,090	25,146
First American Financial Corp.	2,261	116,939
Genworth Financial, Inc., Class A (A)	14,291	64,310
Global Indemnity, Ltd.	2,645	103,102
Greenlight Capital Re, Ltd., Class A (A)	2,616	37,147
Hallmark Financial Services, Inc. (A)	4,008	40,000
HCI Group, Inc.	297	12,346
Heritage Insurance Holdings, Inc. (B)	16,840	280,723
Horace Mann Educators Corp.	3,837	171,130
Independence Holding Company	3,036	100,947
Infinity Property & Casualty Corp.	441	62,776
Investors Title Company	189	34,901
James River Group Holdings, Ltd.	653	25,656
Kemper Corp.	5,415	409,645
Maiden Holdings, Ltd.	7,320	56,730
MBIA, Inc. (A)(B)	10,848	98,066
Mercury General Corp.	2,413	109,936
National General Holdings Corp.	6,267	165,010
National Western Life Group, Inc., Class A	221	67,904
Old Republic International Corp.	20,494	408,036
ProAssurance Corp.	2,100	74,445
Reinsurance Group of America, Inc.	128	17,085
RenaissanceRe Holdings, Ltd.	1,484	178,555
Safety Insurance Group, Inc.	1,060	90,524
Selective Insurance Group, Inc.	3,703	203,665
State Auto Financial Corp.	4,187	125,233
Stewart Information Services Corp.	2,162	93,117
The Hanover Insurance Group, Inc.	2,918	348,876
The Navigators Group, Inc.	3,786	215,802
Third Point Reinsurance, Ltd. (A)	2,292	28,650
United Fire Group, Inc.	2,597	141,562
United Insurance Holdings Corp.	1,482	29,018
Unum Group	7,881	291,518

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Validus Holdings, Ltd.	7,341	$496,252
White Mountains Insurance Group, Ltd.	148	134,178
		8,516,690
Thrifts and mortgage finance – 1.8%
BankFinancial Corp.	2,146	37,877
Beneficial Bancorp, Inc.	4,499	72,884
Capitol Federal Financial, Inc.	13,078	172,106
Dime Community Bancshares, Inc.	3,601	70,220
ESSA Bancorp, Inc.	897	14,200
Federal Agricultural Mortgage Corp., Class C	1,163	104,065
First Defiance Financial Corp.	1,110	74,437
Flagstar Bancorp, Inc. (A)	5,241	179,557
Hingham Institution for Savings	106	23,288
Home Bancorp, Inc.	902	41,988
HomeStreet, Inc. (A)	1,732	46,677
HopFed Bancorp, Inc.	1,799	29,827
Kearny Financial Corp.	5,361	72,105
Meridian Bancorp, Inc.	1,625	31,119
Meta Financial Group, Inc.	965	93,991
Nationstar Mortgage Holdings, Inc. (A)	1,877	32,904
New York Community Bancorp, Inc.	28,861	318,625
NMI Holdings, Inc., Class A (A)	3,254	53,040
Northfield Bancorp, Inc.	4,819	80,092
Northwest Bancshares, Inc.	8,845	153,815
OceanFirst Financial Corp.	1,393	41,734
Oritani Financial Corp.	4,658	75,460
PHH Corp. (A)	4,488	48,740
Provident Financial Holdings, Inc.	1,778	33,924
Provident Financial Services, Inc.	4,435	122,096
Prudential Bancorp, Inc.	1,696	32,733
Radian Group, Inc.	9,531	154,593
Riverview Bancorp, Inc.	5,483	46,277
SI Financial Group, Inc.	2,433	35,887
Southern Missouri Bancorp, Inc.	1,012	39,488
Territorial Bancorp, Inc.	1,722	53,382
TrustCo Bank Corp.	9,134	81,293
United Community Financial Corp.	4,635	50,939
United Financial Bancorp, Inc.	4,950	86,724
Walker & Dunlop, Inc.	1,551	86,313
Washington Federal, Inc.	2,236	73,117
Waterstone Financial, Inc.	3,099	52,838
Western New England Bancorp, Inc.	4,739	52,129
WSFS Financial Corp.	1,744	92,955
		2,963,439
		34,685,998
Health care – 11.2%
Biotechnology – 2.5%
Achillion Pharmaceuticals, Inc. (A)	10,940	30,960
Acorda Therapeutics, Inc. (A)	3,542	101,655
Adverum Biotechnologies, Inc. (A)	5,950	31,535
AMAG Pharmaceuticals, Inc. (A)(B)	1,505	29,348
Amicus Therapeutics, Inc. (A)	29,848	466,226
Aptevo Therapeutics, Inc. (A)	2,502	12,485
Ardelyx, Inc. (A)	2,294	8,488
Calithera Biosciences, Inc. (A)	2,020	10,100
Celldex Therapeutics, Inc. (A)	7,652	3,854
Chimerix, Inc. (A)	2,352	11,196
Concert Pharmaceuticals, Inc. (A)	1,198	20,162
DBV Technologies SA, ADR (A)	14,145	272,857
Emergent BioSolutions, Inc. (A)	3,495	176,463
Global Blood Therapeutics, Inc. (A)	13,999	632,755
Immune Design Corp. (A)	1,267	5,765
Myriad Genetics, Inc. (A)	700	26,159
Neurocrine Biosciences, Inc. (A)	8,323	817,652

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
PDL BioPharma, Inc. (A)	10,320	$24,149
Portola Pharmaceuticals, Inc. (A)	15,684	592,385
Prothena Corp. PLC (A)(B)	779	11,358
Repligen Corp. (A)	952	44,782
Retrophin, Inc. (A)	18,514	504,692
United Therapeutics Corp. (A)	1,627	184,095
Zafgen, Inc. (A)	5,073	51,897
		4,071,018
Health care equipment and supplies – 3.2%
AngioDynamics, Inc. (A)	6,177	137,376
Anika Therapeutics, Inc. (A)	234	7,488
Avanos Medical, Inc. (A)	3,800	217,550
Cardiovascular Systems, Inc. (A)	24,775	801,224
CONMED Corp.	3,232	236,582
CryoLife, Inc. (A)	4,002	111,456
Endologix, Inc. (A)	21,188	119,924
Globus Medical, Inc., Class A (A)	19,574	987,704
Haemonetics Corp. (A)	2,060	184,741
ICU Medical, Inc. (A)	3,775	1,108,529
Integer Holdings Corp. (A)	3,335	215,608
Invacare Corp.	3,396	63,166
Kewaunee Scientific Corp.	83	2,984
LivaNova PLC (A)	1,397	139,449
Merit Medical Systems, Inc. (A)	3,935	201,472
Natus Medical, Inc. (A)	1,013	34,949
Orthofix International NV (A)	241	13,694
RTI Surgical, Inc. (A)	4,931	22,683
SeaSpine Holdings Corp. (A)	580	7,320
Wright Medical Group NV (A)	21,953	569,900
		5,183,799
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)	14,499	593,154
Aceto Corp.	2,914	9,762
Addus HomeCare Corp. (A)	1,724	98,699
Brookdale Senior Living, Inc. (A)	14,058	127,787
Community Health Systems, Inc. (A)(B)	5,172	17,171
Cross Country Healthcare, Inc. (A)	2,734	30,758
Digirad Corp.	3,100	4,805
Diplomat Pharmacy, Inc. (A)	1,242	31,746
Envision Healthcare Corp. (A)	7,326	322,417
Five Star Senior Living, Inc. (A)	1,834	2,751
Kindred Healthcare, Inc. (A)	9,022	81,198
LHC Group, Inc. (A)	3,462	296,313
LifePoint Health, Inc. (A)	4,269	208,327
Magellan Health, Inc. (A)	2,490	238,916
MedCath Corp. (A)(C)	3,806	1,903
MEDNAX, Inc. (A)	5,228	226,268
National HealthCare Corp.	2,084	146,672
Owens & Minor, Inc.	5,919	98,906
Premier, Inc., Class A (A)	1,546	56,243
Quorum Health Corp. (A)	2,661	13,305
Select Medical Holdings Corp. (A)	14,178	257,331
Surgery Partners, Inc. (A)(B)	814	12,129
The Ensign Group, Inc.	2,399	85,932
The Providence Service Corp. (A)	887	69,674
Triple-S Management Corp., Class B (A)	2,626	102,572
		3,134,739
Health care technology – 1.2%
Allscripts Healthcare Solutions, Inc. (A)	9,018	108,216
Cotiviti Holdings, Inc. (A)	17,122	755,594
Evolent Health, Inc., Class A (A)(B)	1,142	24,039
HealthStream, Inc.	1,369	37,387
HMS Holdings Corp. (A)	3,857	83,388
Medidata Solutions, Inc. (A)	12,180	981,221

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Micron Solutions, Inc. (A)	200	$686
Quality Systems, Inc. (A)	878	17,121
		2,007,652
Life sciences tools and services – 0.7%
Bruker Corp.	11,900	345,576
Harvard Bioscience, Inc. (A)(B)	6,562	35,107
Luminex Corp.	2,011	59,385
Medpace Holdings, Inc. (A)	300	12,900
Syneos Health, Inc. (A)	16,208	760,155
		1,213,123
Pharmaceuticals – 1.7%
Amneal Pharmaceuticals, Inc. (A)	23,150	379,892
Amphastar Pharmaceuticals, Inc. (A)	2,759	42,102
Catalent, Inc. (A)	21,675	907,966
Cumberland Pharmaceuticals, Inc. (A)(B)	956	5,860
Depomed, Inc. (A)	2,796	18,649
Dova Pharmaceuticals, Inc. (A)	14,822	443,474
Endo International PLC (A)	11,035	104,060
Mallinckrodt PLC (A)(B)	6,663	124,332
Melinta Therapeutics, Inc. (A)	1,105	7,017
Otonomy, Inc. (A)	1,716	6,607
Prestige Brands Holdings, Inc. (A)	1,934	74,227
Taro Pharmaceutical Industries, Ltd. (A)	303	35,054
Tetraphase Pharmaceuticals, Inc. (A)	3,172	11,324
Zogenix, Inc. (A)	12,764	564,169
		2,724,733
		18,335,064
Industrials – 20.9%
Aerospace and defense – 2.3%
AAR Corp.	4,565	212,227
Aerovironment, Inc. (A)	547	39,072
Arconic, Inc.	16,792	285,632
CPI Aerostructures, Inc. (A)	1,400	14,700
Cubic Corp.	9,510	610,542
Curtiss-Wright Corp.	927	110,332
Ducommun, Inc. (A)	2,274	75,247
Engility Holdings, Inc. (A)	2,470	75,681
Esterline Technologies Corp. (A)	2,214	163,393
HEICO Corp.	17,384	1,267,797
KLX, Inc. (A)	4,664	335,342
Mercury Systems, Inc. (A)	3,184	121,183
Moog, Inc., Class A	2,330	181,647
National Presto Industries, Inc. (B)	244	30,256
SIFCO Industries, Inc. (A)	1,000	5,300
Sparton Corp. (A)	2,053	38,986
The KeyW Holding Corp. (A)(B)	1,918	16,763
Triumph Group, Inc.	4,181	81,948
Vectrus, Inc. (A)	608	18,739
Wesco Aircraft Holdings, Inc. (A)	7,177	80,741
		3,765,528
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	1,682	37,996
Atlas Air Worldwide Holdings, Inc. (A)	3,290	235,893
Echo Global Logistics, Inc. (A)	2,257	66,017
Forward Air Corp.	1,546	91,338
Hub Group, Inc., Class A (A)	4,316	214,937
Radiant Logistics, Inc. (A)	1,875	7,331
		653,512
Airlines – 0.8%
Alaska Air Group, Inc.	3,679	222,175
Copa Holdings SA, Class A	905	85,631
Hawaiian Holdings, Inc.	2,263	81,355
JetBlue Airways Corp. (A)	27,591	523,677

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
SkyWest, Inc.	4,751	$246,577
Spirit Airlines, Inc. (A)	5,299	192,619
		1,352,034
Building products – 1.1%
Apogee Enterprises, Inc.	1,785	85,983
Armstrong Flooring, Inc. (A)	1,831	25,707
CSW Industrials, Inc. (A)	571	30,177
Gibraltar Industries, Inc. (A)	4,144	155,400
Griffon Corp.	6,971	124,084
Insteel Industries, Inc.	1,989	66,433
JELD-WEN Holding, Inc. (A)	11,160	319,064
Masonite International Corp. (A)	1,546	111,080
Owens Corning	4,311	273,188
Quanex Building Products Corp.	3,929	70,526
Simpson Manufacturing Company, Inc.	2,885	179,418
Universal Forest Products, Inc.	6,426	235,320
USG Corp. (A)	2,274	98,055
		1,774,435
Commercial services and supplies – 2.1%
ABM Industries, Inc.	6,128	178,815
ACCO Brands Corp.	7,990	110,662
Acme United Corp.	733	15,210
ARC Document Solutions, Inc. (A)	3,098	5,483
Brady Corp., Class A	2,861	110,292
CECO Environmental Corp.	1,395	8,565
Civeo Corp. (A)	8,078	35,220
Clean Harbors, Inc. (A)	3,608	200,424
Deluxe Corp.	668	44,228
Ennis, Inc.	3,208	65,283
Essendant, Inc.	3,431	45,358
Healthcare Services Group, Inc.	11,087	478,848
Heritage-Crystal Clean, Inc. (A)	1,877	37,728
HNI Corp.	1,927	71,684
Hudson Technologies, Inc. (A)(B)	3,750	7,538
InnerWorkings, Inc. (A)	3,056	26,557
LSC Communications, Inc.	1,500	23,490
Matthews International Corp., Class A	1,190	69,972
McGrath RentCorp	3,033	191,898
Mobile Mini, Inc.	4,727	221,696
Multi-Color Corp.	508	32,842
NL Industries, Inc. (A)	3,260	28,362
Ritchie Brothers Auctioneers, Inc.	23,348	796,634
SP Plus Corp. (A)	1,277	47,504
Steelcase, Inc., Class A	4,596	62,046
Team, Inc. (A)(B)	2,106	48,649
Tetra Tech, Inc.	4,094	239,499
UniFirst Corp.	441	78,013
Viad Corp.	2,118	114,902
Virco Manufacturing Corp.	1,200	5,340
VSE Corp.	1,368	65,363
		3,468,105
Construction and engineering – 2.2%
AECOM (A)	14,815	489,339
Aegion Corp. (A)	3,621	93,241
Ameresco, Inc., Class A (A)	5,087	61,044
Argan, Inc.	604	24,734
Dycom Industries, Inc. (A)	4,641	438,621
EMCOR Group, Inc.	1,527	116,327
Granite Construction, Inc.	4,459	248,201
Great Lakes Dredge & Dock Corp. (A)	13,300	69,825
IES Holdings, Inc. (A)	237	3,970
Jacobs Engineering Group, Inc.	9,788	621,440
KBR, Inc.	10,203	182,838
MasTec, Inc. (A)	4,355	221,016

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
MYR Group, Inc. (A)	2,443	$86,629
Northwest Pipe Company (A)	1,706	33,045
NV5 Global, Inc. (A)	290	20,097
Orion Group Holdings, Inc. (A)	4,263	35,212
Primoris Services Corp.	3,474	94,597
Quanta Services, Inc. (A)	14,425	481,795
Sterling Construction Company, Inc. (A)	3,771	49,136
Tutor Perini Corp. (A)	6,222	114,796
Valmont Industries, Inc.	499	75,224
		3,561,127
Electrical equipment – 0.7%
Acuity Brands, Inc.	197	22,826
Allied Motion Technologies, Inc.	600	28,728
AZZ, Inc.	1,638	71,171
Babcock & Wilcox Enterprises, Inc. (A)	7,313	17,405
Encore Wire Corp.	2,766	131,247
LSI Industries, Inc.	4,131	22,060
nVent Electric PLC (A)	3,121	78,337
Powell Industries, Inc.	1,244	43,329
Preformed Line Products Company	984	87,360
Regal Beloit Corp.	3,866	316,239
Sunrun, Inc. (A)(B)	1,551	20,396
Thermon Group Holdings, Inc. (A)	12,462	285,006
Ultralife Corp. (A)	1,984	19,046
		1,143,150
Industrial conglomerates – 0.1%
Carlisle Companies, Inc.	836	90,547
Machinery – 4.4%
Actuant Corp., Class A	1,269	37,245
AGCO Corp.	4,860	295,099
Alamo Group, Inc.	1,644	148,552
Albany International Corp., Class A	2,787	167,638
American Railcar Industries, Inc.	2,426	95,778
Astec Industries, Inc.	2,911	174,078
Barnes Group, Inc.	3,320	195,548
Briggs & Stratton Corp.	4,976	87,627
Chart Industries, Inc. (A)	3,324	205,024
CIRCOR International, Inc.	1,614	59,653
Colfax Corp. (A)	8,935	273,858
Columbus McKinnon Corp.	2,978	129,126
DMC Global, Inc. (B)	960	43,104
EnPro Industries, Inc.	503	35,185
ESCO Technologies, Inc.	3,287	189,660
Federal Signal Corp.	6,669	155,321
Franklin Electric Company, Inc.	2,824	127,362
FreightCar America, Inc.	735	12,341
Gencor Industries, Inc. (A)	2,100	33,915
Graham Corp.	333	8,595
Hurco Companies, Inc.	1,054	47,167
Hyster-Yale Materials Handling, Inc.	970	62,323
ITT, Inc.	3,355	175,366
John Bean Technologies Corp.	6,569	583,984
Kadant, Inc.	218	20,961
Kennametal, Inc.	1,872	67,205
LB Foster Company, Class A (A)	1,699	38,992
Lydall, Inc. (A)	338	14,754
Miller Industries, Inc.	2,106	53,808
NN, Inc.	2,376	44,906
Oshkosh Corp.	785	55,201
Park-Ohio Holdings Corp.	749	27,938
Perma-Pipe International Holdings, Inc. (A)	1,100	10,285
Rexnord Corp. (A)	1,671	48,559
Snap-on, Inc.	1,612	259,081
Spartan Motors, Inc.	51,651	779,930

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
SPX FLOW, Inc. (A)	2,346	$102,684
Sun Hydraulics Corp.	9,753	469,997
Terex Corp.	1,593	67,209
The Eastern Company	1,471	41,262
The Gorman-Rupp Company	826	28,910
The Greenbrier Companies, Inc. (B)	3,369	177,715
The LS Starrett Company, Class A	1,530	9,792
The Manitowoc Company, Inc. (A)	2,882	74,529
The Timken Company	1,581	68,853
Titan International, Inc.	3,936	42,233
TriMas Corp. (A)	1,856	54,566
Trinity Industries, Inc.	15,485	530,516
Twin Disc, Inc. (A)	1,650	40,953
Wabash National Corp.	3,712	69,266
Woodward, Inc.	8,382	644,241
		7,187,895
Marine – 0.4%
Costamare, Inc.	3,754	29,957
Eagle Bulk Shipping, Inc. (A)	2,757	14,998
Genco Shipping & Trading, Ltd. (A)	1,028	15,934
Kirby Corp. (A)	5,111	427,280
Matson, Inc.	3,414	131,029
Scorpio Bulkers, Inc.	5,124	36,380
		655,578
Professional services – 2.7%
Acacia Research Corp. (A)	2,172	9,014
ASGN, Inc. (A)	3,404	266,159
CBIZ, Inc. (A)	7,630	175,490
CRA International, Inc.	1,251	63,663
Exponent, Inc.	22,504	1,086,943
Forrester Research, Inc.	13,984	586,629
FTI Consulting, Inc. (A)	3,487	210,894
GP Strategies Corp. (A)	1,125	19,800
Heidrick & Struggles International, Inc.	2,683	93,905
Hill International, Inc. (A)	7,053	41,613
Huron Consulting Group, Inc. (A)	1,611	65,890
ICF International, Inc.	2,514	178,620
Kelly Services, Inc., Class A	4,830	108,434
Korn/Ferry International	5,181	320,859
ManpowerGroup, Inc.	2,479	213,343
Mistras Group, Inc. (A)	1,232	23,260
Navigant Consulting, Inc. (A)	5,797	128,346
RCM Technologies, Inc.	300	1,482
Resources Connection, Inc.	5,520	93,288
TrueBlue, Inc. (A)	2,519	67,887
WageWorks, Inc. (A)	12,484	624,200
		4,379,719
Road and rail – 1.6%
AMERCO	894	318,398
ArcBest Corp.	3,836	175,305
Covenant Transportation Group, Inc.,
Class A (A)	1,513	47,660
Genesee & Wyoming, Inc., Class A (A)	5,038	409,690
Hertz Global Holdings, Inc. (A)(B)	3,023	46,373
Knight-Swift Transportation Holdings, Inc. (B)	14,542	555,650
Marten Transport, Ltd.	6,937	162,673
P.A.M. Transportation Services, Inc. (A)	975	45,796
Patriot Transportation Holding, Inc. (A)	450	9,675
Roadrunner Transportation Systems, Inc. (A)	2,098	4,385
Ryder System, Inc.	5,278	379,277
Saia, Inc. (A)	2,207	178,436
Schneider National, Inc., Class B	1,989	54,717
USA Truck, Inc. (A)	1,375	32,271

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Werner Enterprises, Inc.	5,765	$216,476
		2,636,782
Trading companies and distributors – 2.0%
Air Lease Corp.	10,421	437,369
Aircastle, Ltd.	4,971	101,906
Beacon Roofing Supply, Inc. (A)	2,511	107,019
BMC Stock Holdings, Inc. (A)	2,274	47,413
CAI International, Inc. (A)	3,456	80,317
DXP Enterprises, Inc. (A)	967	36,939
GATX Corp. (B)	4,160	308,797
Houston Wire & Cable Company (A)	3,039	25,832
Kaman Corp.	2,465	171,786
Lawson Products, Inc. (A)	591	14,391
MRC Global, Inc. (A)	2,745	59,484
Nexeo Solutions, Inc. (A)	3,165	28,896
NOW, Inc. (A)	9,114	121,490
Rush Enterprises, Inc., Class A (A)	3,243	140,681
Rush Enterprises, Inc., Class B (A)	1,862	81,742
SiteOne Landscape Supply, Inc. (A)	12,110	1,016,877
Textainer Group Holdings, Ltd. (A)(B)	495	7,871
Titan Machinery, Inc. (A)	2,816	43,789
Transcat, Inc. (A)	1,532	28,955
Triton International, Ltd.	5,250	160,965
Veritiv Corp. (A)	889	35,427
WESCO International, Inc. (A)	4,092	233,653
Willis Lease Finance Corp. (A)	406	12,826
		3,304,425
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	2,843	119,975
		34,092,812
Information technology – 14.5%
Communications equipment – 1.1%
ADTRAN, Inc.	5,269	78,245
ARRIS International PLC (A)	9,314	227,681
BK Technologies, Inc.	2,100	7,770
Black Box Corp. (A)	2,530	5,123
Calix, Inc. (A)	5,847	45,607
Ciena Corp. (A)	5,258	139,390
Communications Systems, Inc.	1,800	6,858
Comtech Telecommunications Corp.	3,221	102,685
Digi International, Inc. (A)	4,813	63,532
EchoStar Corp., Class A (A)	4,430	196,692
Finisar Corp. (A)(B)	7,372	132,696
Harmonic, Inc. (A)	4,356	18,513
Infinera Corp. (A)	8,291	82,330
InterDigital, Inc.	1,773	143,436
NETGEAR, Inc. (A)	3,703	231,438
NetScout Systems, Inc. (A)	5,458	162,103
Optical Cable Corp. (A)	931	3,677
Ribbon Communications, Inc. (A)	1,083	7,711
TESSCO Technologies, Inc.	1,750	30,275
Viavi Solutions, Inc. (A)	6,600	67,584
		1,753,346
Electronic equipment, instruments and components – 4.2%
ADDvantage Technologies Group, Inc. (A)	428	561
Anixter International, Inc. (A)	2,372	150,148
Arrow Electronics, Inc. (A)	9,245	695,964
Avnet, Inc.	12,911	553,753
AVX Corp.	14,148	221,699
Bel Fuse, Inc., Class B	1,641	34,297
Belden, Inc. (B)	1,539	94,064
Benchmark Electronics, Inc.	5,463	159,246
CTS Corp.	3,610	129,960

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Daktronics, Inc.	3,929	$33,436
Electro Scientific Industries, Inc. (A)(B)	4,104	64,720
ePlus, Inc. (A)	1,186	111,603
Fabrinet (A)	3,520	129,853
FARO Technologies, Inc. (A)	838	45,545
Flex, Ltd. (A)	1,712	24,156
Frequency Electronics, Inc. (A)	1,783	14,371
II-VI, Inc. (A)	4,816	209,255
Insight Enterprises, Inc. (A)	4,260	208,442
Jabil, Inc.	17,909	495,363
KEMET Corp. (A)	4,206	101,575
Key Tronic Corp. (A)	1,900	14,402
Kimball Electronics, Inc. (A)	5,006	91,610
Knowles Corp. (A)	6,866	105,050
Methode Electronics, Inc.	1,177	47,433
MTS Systems Corp.	626	32,959
OSI Systems, Inc. (A)	1,504	116,304
PAR Technology Corp. (A)(B)	3,132	55,374
Park Electrochemical Corp.	3,038	70,451
PC Connection, Inc.	3,952	131,206
PCM, Inc. (A)	3,055	46,283
Plexus Corp. (A)	3,089	183,919
RF Industries, Ltd.	120	870
Richardson Electronics, Ltd.	2,384	23,220
Rogers Corp. (A)	1,516	168,973
Sanmina Corp. (A)	7,733	226,577
ScanSource, Inc. (A)	2,542	102,443
SMTC Corp. (A)	490	1,441
SYNNEX Corp.	2,965	286,152
Tech Data Corp. (A)	3,522	289,227
TTM Technologies, Inc. (A)	11,753	207,205
VeriFone Systems, Inc. (A)	4,184	95,479
Vishay Intertechnology, Inc.	15,446	358,347
Vishay Precision Group, Inc. (A)	1,686	64,321
Zebra Technologies Corp., Class A (A)	4,896	701,352
		6,898,609
Internet software and services – 1.3%
Blucora, Inc. (A)	6,814	252,118
Cars.com, Inc. (A)(B)	6,379	181,100
DHI Group, Inc. (A)	5,212	12,248
Liquidity Services, Inc. (A)	1,691	11,076
LogMeIn, Inc.	7,725	797,606
Mimecast, Ltd. (A)	16,506	680,212
Reis, Inc.	300	6,540
TechTarget, Inc. (A)	7,344	208,570
The Meet Group, Inc. (A)	2,642	11,836
XO Group, Inc. (A)	1,176	37,632
		2,198,938
IT services – 1.8%
Acxiom Corp. (A)	3,006	90,030
CACI International, Inc., Class A (A)	1,477	248,948
Cardtronics PLC, Class A (A)	2,839	68,647
Conduent, Inc. (A)	804	14,609
Convergys Corp.	7,764	189,752
EPAM Systems, Inc. (A)	9,169	1,139,982
ExlService Holdings, Inc. (A)	7,082	400,912
ManTech International Corp., Class A	2,961	158,828
MAXIMUS, Inc.	6,101	378,933
Perficient, Inc. (A)	2,608	68,773
StarTek, Inc. (A)	1,233	7,756
Steel Connect, Inc. (A)	216	467
Sykes Enterprises, Inc. (A)	5,468	157,369

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Virtusa Corp. (A)	791	$38,506
		2,963,512
Semiconductors and semiconductor equipment – 3.2%
Alpha & Omega Semiconductor, Ltd. (A)	3,869	55,095
Amkor Technology, Inc. (A)	19,605	168,407
Amtech Systems, Inc. (A)	2,404	14,544
Axcelis Technologies, Inc. (A)	3,360	66,528
AXT, Inc. (A)	4,229	29,814
Brooks Automation, Inc.	5,447	177,681
Cabot Microelectronics Corp.	6,043	649,985
Cirrus Logic, Inc. (A)	1,828	70,067
Cohu, Inc.	4,192	102,746
Cree, Inc. (A)	8,435	350,643
Diodes, Inc. (A)	3,753	129,366
DSP Group, Inc. (A)	1,726	21,489
Entegris, Inc.	2,055	69,665
First Solar, Inc. (A)	1,922	101,213
FormFactor, Inc. (A)	1,299	17,277
GSI Technology, Inc. (A)	3,507	26,373
Kulicke & Soffa Industries, Inc.	8,404	200,183
MACOM Technology Solutions
Holdings, Inc. (A)(B)	16,503	380,229
MKS Instruments, Inc.	2,338	223,747
Nanometrics, Inc. (A)	1,358	48,087
NeoPhotonics Corp. (A)(B)	3,808	23,724
PDF Solutions, Inc. (A)	2,193	26,272
Photronics, Inc. (A)	10,302	82,158
Power Integrations, Inc.	10,124	739,558
Rambus, Inc. (A)	5,178	64,932
Rudolph Technologies, Inc. (A)	3,587	106,175
Sigma Designs, Inc. (A)	7,902	48,202
Silicon Laboratories, Inc. (A)	9,209	917,216
Synaptics, Inc. (A)	1,879	94,645
Ultra Clean Holdings, Inc. (A)	2,706	44,920
Veeco Instruments, Inc. (A)	2,996	42,693
Xcerra Corp. (A)	6,686	93,403
Xperi Corp.	1,956	31,492
		5,218,529
Software – 2.5%
Aware, Inc. (A)	2,160	8,748
Blackbaud, Inc.	7,798	798,905
Bottomline Technologies, Inc. (A)	12,097	602,794
HubSpot, Inc. (A)	8,827	1,106,906
MicroStrategy, Inc., Class A (A)	177	22,612
Monotype Imaging Holdings, Inc.	1,489	30,227
OneSpan, Inc. (A)	1,667	32,757
Rapid7, Inc. (A)	23,691	668,560
RealNetworks, Inc. (A)	766	2,834
Seachange International, Inc. (A)	5,428	18,564
Synchronoss Technologies, Inc. (A)	2,743	16,924
Telenav, Inc. (A)	1,250	7,000
The Rubicon Project, Inc. (A)	4,652	13,258
TiVo Corp.	6,381	85,824
Tyler Technologies, Inc. (A)	2,654	589,453
Verint Systems, Inc. (A)	1,228	54,462
		4,059,828
Technology hardware, storage and peripherals – 0.4%
AstroNova, Inc.	1,439	27,125
Cray, Inc. (A)	2,355	57,933
Electronics For Imaging, Inc. (A)	5,466	177,973
Stratasys, Ltd. (A)(B)	2,906	55,621
Super Micro Computer, Inc. (A)	4,794	113,378

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Xerox Corp.	5,743	$137,832
		569,862
		23,662,624
Materials – 5.3%
Chemicals – 2.3%
American Vanguard Corp.	2,118	48,608
Ashland Global Holdings, Inc.	1,205	94,207
Balchem Corp.	9,721	954,019
Core Molding Technologies, Inc.	1,000	14,280
Flotek Industries, Inc. (A)(B)	1,771	5,720
FutureFuel Corp.	4,276	59,907
Hawkins, Inc.	730	25,806
HB Fuller Company	3,426	183,908
Huntsman Corp.	6,683	195,144
Innophos Holdings, Inc.	1,309	62,308
Innospec, Inc.	1,994	152,641
Intrepid Potash, Inc. (A)	5,049	20,701
KMG Chemicals, Inc.	1,034	76,289
Kraton Corp. (A)	3,085	142,342
LSB Industries, Inc. (A)(B)	567	3,005
Minerals Technologies, Inc.	2,502	188,526
Olin Corp.	5,276	151,527
Platform Specialty Products Corp. (A)	14,525	168,490
PolyOne Corp.	19,556	845,210
Stepan Company	1,533	119,589
Trecora Resources (A)	2,774	41,194
Tredegar Corp.	1,654	38,869
Tronox, Ltd., Class A	4,982	98,046
		3,690,336
Construction materials – 0.0%
United States Lime & Minerals, Inc.	686	57,555
Containers and packaging – 0.2%
Greif, Inc., Class A	1,678	88,749
Greif, Inc., Class B	498	28,685
Sonoco Products Company	3,248	170,520
		287,954
Metals and mining – 1.6%
Alcoa Corp. (A)	2,503	117,341
Allegheny Technologies, Inc. (A)	4,065	102,113
Ampco-Pittsburgh Corp. (A)	1,644	16,851
Carpenter Technology Corp.	4,255	223,685
Century Aluminum Company (A)	6,579	103,619
Coeur Mining, Inc. (A)	5,562	42,271
Commercial Metals Company	5,611	118,448
Ferroglobe PLC	3,057	26,198
Friedman Industries, Inc.	1,511	12,239
Haynes International, Inc.	458	16,827
Hecla Mining Company	35,139	122,284
Materion Corp.	2,976	161,150
Olympic Steel, Inc.	2,383	48,637
Reliance Steel & Aluminum Company	7,223	632,301
Schnitzer Steel Industries, Inc., Class A	4,262	143,629
SunCoke Energy, Inc. (A)	6,433	86,202
Synalloy Corp. (B)	2,039	40,678
TimkenSteel Corp. (A)	2,689	43,965
United States Steel Corp.	9,180	319,005
Universal Stainless & Alloy Products, Inc. (A)	1,562	36,973
Worthington Industries, Inc.	3,622	152,015
		2,566,431
Paper and forest products – 1.2%
Boise Cascade Company	2,384	106,565
Clearwater Paper Corp. (A)	1,597	36,891
Domtar Corp.	6,778	323,582

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
KapStone Paper and Packaging Corp.	26,509	$914,561
Louisiana-Pacific Corp.	5,586	152,051
Mercer International, Inc.	10,058	176,015
PH Glatfelter Company	4,610	90,310
Resolute Forest Products, Inc. (A)	9,682	100,209
Schweitzer-Mauduit International, Inc.	1,971	86,172
Verso Corp., Class A (A)	1,405	30,573
		2,016,929
		8,619,205
Real estate – 1.2%
Equity real estate investment trusts – 0.8%
Alexander & Baldwin, Inc.	2,512	59,032
CorePoint Lodging, Inc. (A)	1,932	50,039
QTS Realty Trust, Inc., Class A	14,885	587,958
STAG Industrial, Inc.	24,882	677,537
		1,374,566
Real estate management and development – 0.4%
Consolidated-Tomoka Land Company	178	10,949
Forestar Group, Inc. (A)(B)	155	3,216
FRP Holdings, Inc. (A)(B)	982	63,585
Griffin Industrial Realty, Inc.	892	39,239
Kennedy-Wilson Holdings, Inc.	5,377	113,724
Rafael Holdings, Inc., Class B (A)	500	4,595
RE/MAX Holdings, Inc., Class A	493	25,858
Realogy Holdings Corp. (B)	9,825	224,010
Stratus Properties, Inc. (A)	1,025	31,314
Tejon Ranch Company (A)	1,709	41,529
The Howard Hughes Corp. (A)	502	66,515
The St. Joe Company (A)	1,296	23,263
		647,797
		2,022,363
Telecommunication services – 0.5%
Diversified telecommunication services – 0.2%
ATN International, Inc.	1,524	80,421
Consolidated Communications
Holdings, Inc. (B)	2,508	30,999
Frontier Communications Corp. (B)	7,744	41,508
Hawaiian Telcom Holdco, Inc. (A)	1,868	54,023
Iridium Communications, Inc. (A)(B)	9,684	155,912
		362,863
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	3,863	58,138
Telephone & Data Systems, Inc.	9,768	267,839
United States Cellular Corp. (A)	3,059	113,305
		439,282
		802,145
Utilities – 0.1%
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc.	2,763	146,964
TOTAL COMMON STOCKS (Cost $132,166,841)		$162,234,666

SECURITIES LENDING COLLATERAL – 3.7%
John Hancock Collateral Trust,
2.0600% (D)(E)	603,342	6,035,596
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,036,014)		$6,035,596

SHORT-TERM INVESTMENTS – 0.6%
Money market funds – 0.6%
State Street Institutional Treasury Money Market
Fund, Premier Class, 1.7355% (D)	620,516	620,516

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (D)	344,610	$344,610
		965,126
TOTAL SHORT-TERM INVESTMENTS (Cost $965,126)		$965,126
Total Investments (Small Cap Opportunities Trust)
(Cost $139,167,981) – 103.8%		$169,235,388
Other assets and liabilities, net – (3.8%)		(6,238,232)
TOTAL NET ASSETS – 100.0%		$162,997,156

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.4%
Consumer discretionary – 14.4%
Hotels, restaurants and leisure – 6.1%
Boyd Gaming Corp.	222,928	$7,726,684
Marriott Vacations Worldwide Corp.	55,159	6,230,761
Planet Fitness, Inc., Class A (A)	250,774	11,019,010
Wingstop, Inc.	77,779	4,053,841
		29,030,296
Household durables – 1.5%
TopBuild Corp. (A)	55,085	4,315,359
TRI Pointe Group, Inc. (A)	186,660	3,053,758
		7,369,117
Internet and direct marketing retail – 2.8%
Shutterfly, Inc. (A)	81,987	7,381,290
Wayfair, Inc., Class A (A)(B)	50,593	6,008,425
		13,389,715
Specialty retail – 2.0%
Five Below, Inc. (A)	23,118	2,258,860
Floor & Decor Holdings, Inc., Class A (A)	151,530	7,474,975
		9,733,835
Textiles, apparel and luxury goods – 2.0%
Skechers U.S.A., Inc., Class A (A)	123,469	3,705,305
Under Armour, Inc., Class A (A)	14,707	330,613
Under Armour, Inc., Class C (A)(B)	257,083	5,419,310
		9,455,228
		68,978,191
Consumer staples – 1.8%
Food and staples retailing – 1.8%
Performance Food Group Company (A)	238,653	8,758,565
Energy – 1.6%
Oil, gas and consumable fuels – 1.6%
Alta Mesa Resources, Inc. (A)(B)	264,772	1,803,097
Centennial Resource Development, Inc.,
Class A (A)(B)	324,670	5,863,540
		7,666,637

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials – 7.1%
Banks – 4.8%
BancorpSouth Bank	139,341	$4,591,286
CenterState Bank Corp.	141,974	4,233,665
Sterling Bancorp (B)	210,339	4,942,967
Texas Capital Bancshares, Inc. (A)	50,986	4,665,219
Union Bankshares Corp.	114,065	4,434,847
		22,867,984
Consumer finance – 1.0%
Green Dot Corp., Class A (A)	67,754	4,972,466
Mortgage real estate investment trusts – 0.5%
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.	114,822	2,267,735
Thrifts and mortgage finance – 0.8%
MGIC Investment Corp. (A)	373,684	4,005,892
		34,114,077
Health care – 23.7%
Biotechnology – 10.7%
Amicus Therapeutics, Inc. (A)	154,366	2,411,197
Arena Pharmaceuticals, Inc. (A)	51,505	2,245,618
Audentes Therapeutics, Inc. (A)	47,203	1,803,627
Blueprint Medicines Corp. (A)	43,363	2,752,683
CRISPR Therapeutics AG (A)(B)	50,300	2,955,628
Exact Sciences Corp. (A)	92,080	5,505,463
G1 Therapeutics, Inc. (A)(B)	33,097	1,438,396
Galapagos NV, ADR (A)	31,422	2,896,480
Global Blood Therapeutics, Inc. (A)	25,621	1,158,069
Heron Therapeutics, Inc. (A)	85,024	3,303,182
Ironwood Pharmaceuticals, Inc. (A)(B)	120,164	2,297,536
Karyopharm Therapeutics, Inc. (A)	128,743	2,187,344
Loxo Oncology, Inc. (A)	21,888	3,797,130
MiMedx Group, Inc. (A)(B)	69,181	442,067
Neurocrine Biosciences, Inc. (A)	41,379	4,065,073
Portola Pharmaceuticals, Inc. (A)	53,212	2,009,817
REGENXBIO, Inc. (A)(B)	28,207	2,023,852
Rhythm Pharmaceuticals, Inc. (A)	53,600	1,675,536
Sage Therapeutics, Inc. (A)	20,729	3,244,710
Spark Therapeutics, Inc. (A)(B)	35,643	2,949,815
		51,163,223
Health care equipment and supplies – 5.8%
DexCom, Inc. (A)(B)	26,286	2,496,644
Globus Medical, Inc., Class A (A)	102,377	5,165,943
Hill-Rom Holdings, Inc.	54,205	4,734,265
Inogen, Inc. (A)	13,338	2,485,270
Insulet Corp. (A)	128,739	11,032,932
OraSure Technologies, Inc. (A)	96,160	1,583,755
		27,498,809
Health care providers and services – 1.2%
Amedisys, Inc. (A)	40,400	3,452,584
Molina Healthcare, Inc. (A)	23,403	2,292,090
		5,744,674
Health care technology – 1.8%
Omnicell, Inc. (A)	104,782	5,495,816
Veeva Systems, Inc., Class A (A)	41,343	3,177,623
		8,673,439
Life sciences tools and services – 2.3%
PRA Health Sciences, Inc. (A)	67,941	6,342,972
Syneos Health, Inc. (A)	102,303	4,798,011
		11,140,983
Pharmaceuticals – 1.9%
Aerie Pharmaceuticals, Inc. (A)	76,341	5,156,835
MyoKardia, Inc. (A)	54,647	2,713,224

Small Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Revance Therapeutics, Inc. (A)	42,071	$1,154,849
		9,024,908
		113,246,036
Industrials – 16.1%
Aerospace and defense – 0.8%
Axon Enterprise, Inc. (A)	59,020	3,728,884
Airlines – 0.8%
JetBlue Airways Corp. (A)	192,057	3,645,242
Commercial services and supplies – 1.4%
The Brink’s Company	87,397	6,969,911
Electrical equipment – 1.1%
EnerSys	69,193	5,164,566
Machinery – 7.4%
Actuant Corp., Class A	221,583	6,503,461
Altra Industrial Motion Corp. (B)	73,683	3,175,737
Astec Industries, Inc.	58,635	3,506,373
ITT, Inc.	128,281	6,705,248
Rexnord Corp. (A)	350,737	10,192,417
SPX FLOW, Inc. (A)	128,523	5,625,452
		35,708,688
Professional services – 2.1%
CoStar Group, Inc. (A)	14,457	5,965,392
TriNet Group, Inc. (A)	72,095	4,032,994
		9,998,386
Road and rail – 1.0%
Schneider National, Inc., Class B	168,554	4,636,921
Trading companies and distributors – 1.5%
Beacon Roofing Supply, Inc. (A)	113,751	4,848,068
SiteOne Landscape Supply, Inc. (A)	27,361	2,297,503
		7,145,571
		76,998,169
Information technology – 22.0%
Electronic equipment, instruments and components – 1.8%
II-VI, Inc. (A)	114,951	4,994,621
Zebra Technologies Corp., Class A (A)	26,751	3,832,081
		8,826,702
Internet software and services – 8.4%
2U, Inc. (A)	62,109	5,189,828
Cloudera, Inc. (A)	12,852	175,301
Five9, Inc. (A)	114,631	3,962,794
Mimecast, Ltd. (A)	209,464	8,632,011
Okta, Inc. (A)	47,706	2,402,951
SendGrid, Inc. (A)(B)	183,151	4,857,165
The Trade Desk, Inc., Class A (A)(B)	99,654	9,347,545
Wix.com, Ltd. (A)	56,053	5,622,111
		40,189,706
IT services – 2.5%
Acxiom Corp. (A)	114,130	3,418,194
EPAM Systems, Inc. (A)	43,198	5,370,807
ManTech International Corp., Class A	60,796	3,261,097
		12,050,098
Semiconductors and semiconductor equipment – 0.7%
Entegris, Inc.	81,727	2,770,545
Tower Semiconductor, Ltd. (A)	28,980	637,850
		3,408,395
Software – 8.6%
DraftKings, Inc. (A)(C)(D)	327,094	556,060
Everbridge, Inc. (A)	96,522	4,577,073
Fair Isaac Corp. (A)	30,035	5,806,366
ForeScout Technologies, Inc. (A)(B)	104,275	3,572,462

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Globant SA (A)(B)	95,100	$5,400,729
Guidewire Software, Inc. (A)	49,764	4,418,048
HubSpot, Inc. (A)	49,050	6,150,870
Proofpoint, Inc. (A)	19,979	2,303,778
Zendesk, Inc. (A)	51,665	2,815,226
Zuora, Inc. (A)	201,854	5,257,086
Zuora, Inc., Class A (A)(B)	7,200	195,840
		41,053,538
		105,528,439
Materials – 6.1%
Chemicals – 3.6%
Cabot Corp.	86,086	5,317,532
Ferro Corp. (A)	343,999	7,172,379
Ingevity Corp. (A)	58,939	4,765,808
		17,255,719
Construction materials – 1.0%
Summit Materials, Inc., Class A (A)	193,679	5,084,074
Metals and mining – 1.5%
Carpenter Technology Corp.	133,254	7,005,163
		29,344,956
Real estate – 2.4%
Equity real estate investment trusts – 1.8%
CoreSite Realty Corp.	22,553	2,499,323
Corporate Office Properties Trust	103,333	2,995,624
Xenia Hotels & Resorts, Inc.	124,317	3,028,362
		8,523,309
Real estate management and development – 0.6%
Kennedy-Wilson Holdings, Inc.	133,396	2,821,325
		11,344,634
Telecommunication services – 1.2%
Diversified telecommunication services – 0.6%
Vonage Holdings Corp. (A)	233,842	3,014,223
Wireless telecommunication services – 0.6%
Boingo Wireless, Inc. (A)	120,284	2,717,216
		5,731,439
TOTAL COMMON STOCKS (Cost $380,201,158)		$461,711,143

PREFERRED SECURITIES – 0.6%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc.,
Series D (A)(C)(D)	26,954	974,118
Information technology – 0.4%
Software – 0.4%
MarkLogic Corp., Series F (A)(C)(D)	153,423	1,649,297
TOTAL PREFERRED SECURITIES (Cost $3,015,165)		$2,623,415

EXCHANGE-TRADED FUNDS – 0.8%
iShares Russell 2000 Growth ETF (B)	18,600	3,800,538
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,867,126)		$3,800,538

SECURITIES LENDING COLLATERAL – 6.9%
John Hancock Collateral Trust,
2.0600% (E)(F)	3,283,001	32,841,833
TOTAL SECURITIES LENDING COLLATERAL
(Cost $32,843,767)		$32,841,833

Small Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 1.2%
Repurchase agreement – 1.2%
Societe Generale SA Tri-Party Repurchase
Agreement dated 6-29-18 at 2.100% to be
repurchased at $5,901,033 on 7-2-18,
collateralized by $1,556,200 U.S. Treasury
Bonds, 2.750% due 11-15-42 (valued at
$1,502,103, including interest), and
$4,522,800 U.S. Treasury Notes, 1.625% -
2.875% due 8-15-21 to 4-30-25 (valued at
$4,515,926, including interest)	$5,900,000	$5,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,900,000)		$5,900,000
Total Investments (Small Cap Stock Trust)
(Cost $425,827,216) – 105.9%		$506,876,929
Other assets and liabilities, net – (5.9%)		(28,067,927)
TOTAL NET ASSETS – 100.0%		$478,809,002

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.9%
Consumer discretionary – 4.0%
Auto components – 1.2%
Cooper Tire & Rubber Company (A)	62,540	$1,644,802
Gentherm, Inc. (B)	153,219	6,021,507
		7,666,309
Household durables – 2.0%
Helen of Troy, Ltd. (B)	42,420	4,176,249
TRI Pointe Group, Inc. (B)	479,605	7,846,338
		12,022,587
Specialty retail – 0.8%
The Cato Corp., Class A	203,406	5,007,856
		24,696,752
Consumer staples – 3.2%
Beverages – 1.4%
C&C Group PLC	2,279,133	8,615,885
Food products – 1.7%
Cranswick PLC	205,011	9,104,661
Post Holdings, Inc. (B)	15,435	1,327,719
		10,432,380
Household products – 0.1%
HRG Group, Inc. (B)	40,570	531,061
		19,579,326
Energy – 4.8%
Energy equipment and services – 2.4%
Era Group, Inc. (B)	246,172	3,187,927

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
SEACOR Holdings, Inc. (B)	128,903	$7,382,275
SEACOR Marine Holdings, Inc. (B)	192,523	4,445,356
		15,015,558
Oil, gas and consumable fuels – 2.4%
Dorian LPG, Ltd. (B)	443,177	3,385,872
Resolute Energy Corp. (A)(B)	178,490	5,568,888
RSP Permian, Inc. (B)	16,510	726,770
Scorpio Tankers, Inc. (A)	1,713,025	4,813,600
		14,495,130
		29,510,688
Financials – 20.9%
Banks – 15.2%
1st Source Corp.	114,515	6,118,536
Banc of California, Inc. (A)	434,965	8,503,566
FCB Financial Holdings, Inc., Class A (B)	69,630	4,094,244
First Busey Corp.	246,073	7,805,436
First Midwest Bancorp, Inc.	578,576	14,736,331
Flushing Financial Corp.	269,166	7,025,233
Great Western Bancorp, Inc.	276,036	11,590,752
Hancock Whitney Corp.	29,275	1,365,679
International Bancshares Corp.	246,179	10,536,461
MB Financial, Inc.	281,753	13,157,865
Union Bankshares Corp.	211,130	8,208,734
Webster Financial Corp.	19,515	1,243,106
		94,385,943
Capital markets – 1.1%
Ares Capital Corp.	35,421	582,675
Solar Capital, Ltd.	294,524	6,020,071
		6,602,746
Insurance – 2.5%
Alleghany Corp.	2,573	1,479,398
Assured Guaranty, Ltd.	18,530	662,077
Kemper Corp.	143,355	10,844,806
Reinsurance Group of America, Inc.	6,760	902,325
White Mountains Insurance Group, Ltd.	1,720	1,559,369
		15,447,975
Thrifts and mortgage finance – 2.1%
Northwest Bancshares, Inc.	747,745	13,003,286
		129,439,950
Health care – 4.9%
Health care equipment and supplies – 1.5%
Haemonetics Corp. (B)	46,050	4,129,764
Natus Medical, Inc. (B)	104,315	3,598,868
STERIS PLC	18,685	1,962,112
		9,690,744
Health care providers and services – 1.7%
AMN Healthcare Services, Inc. (B)	76,850	4,503,410
CorVel Corp. (B)	84,875	4,583,250
Envision Healthcare Corp. (B)	28,690	1,262,647
		10,349,307
Health care technology – 1.7%
Allscripts Healthcare Solutions, Inc. (B)	866,422	10,397,064
		30,437,115
Industrials – 32.7%
Aerospace and defense – 2.0%
Astronics Corp. (B)	89,638	3,224,279
Cubic Corp.	137,869	8,851,190
		12,075,469
Air freight and logistics – 1.2%
Forward Air Corp.	129,265	7,636,976

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products – 2.2%
American Woodmark Corp. (B)	39,850	$3,648,268
Tyman PLC	2,274,919	9,887,861
		13,536,129
Commercial services and supplies – 5.0%
ACCO Brands Corp.	708,920	9,818,542
Clean Harbors, Inc. (B)	13,920	773,256
Matthews International Corp., Class A	155,310	9,132,228
SP Plus Corp. (B)	173,873	6,468,076
Steelcase, Inc., Class A	376,710	5,085,585
		31,277,687
Construction and engineering – 0.8%
Primoris Services Corp.	192,490	5,241,503
Electrical equipment – 1.6%
Thermon Group Holdings, Inc. (B)	434,400	9,934,728
Machinery – 10.8%
Albany International Corp., Class A	218,514	13,143,617
CIRCOR International, Inc.	131,577	4,863,086
ESCO Technologies, Inc.	189,782	10,950,421
Luxfer Holdings PLC	426,840	7,461,163
Mueller Industries, Inc.	465,115	13,725,544
TriMas Corp. (B)	573,841	16,870,920
		67,014,751
Professional services – 7.6%
Forrester Research, Inc.	235,958	9,898,438
FTI Consulting, Inc. (B)	161,000	9,737,280
Huron Consulting Group, Inc. (B)	188,146	7,695,171
ICF International, Inc.	103,955	7,386,003
Mistras Group, Inc. (B)	330,943	6,248,204
Navigant Consulting, Inc. (B)	279,050	6,178,167
		47,143,263
Trading companies and distributors – 1.5%
GATX Corp. (A)	121,065	8,986,655
		202,847,161
Information technology – 7.8%
Electronic equipment, instruments and components – 5.1%
Belden, Inc. (A)	243,294	14,870,129
CTS Corp.	290,045	10,441,620
Keysight Technologies, Inc. (B)	25,430	1,501,133
ScanSource, Inc. (B)	120,635	4,861,591
		31,674,473
IT services – 2.1%
WNS Holdings, Ltd., ADR (B)	253,459	13,225,491
Technology hardware, storage and peripherals – 0.6%
Diebold Nixdorf, Inc. (A)	291,775	3,486,711
		48,386,675
Materials – 7.7%
Chemicals – 4.5%
Orion Engineered Carbons SA	417,980	12,894,683
Sensient Technologies Corp.	162,790	11,647,625
Stepan Company	44,800	3,494,848
		28,037,156
Containers and packaging – 1.8%
Greif, Inc., Class A	206,865	10,941,090
Paper and forest products – 1.4%
Neenah, Inc.	100,585	8,534,637
		47,512,883
Real estate – 9.2%
Equity real estate investment trusts – 9.2%
Alexander & Baldwin, Inc.	88,429	2,078,082
Corporate Office Properties Trust	314,267	9,110,600

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
DiamondRock Hospitality Company	512,803	$6,297,221
Education Realty Trust, Inc.	286,968	11,909,172
PotlatchDeltic Corp.	236,732	12,037,822
Ramco-Gershenson Properties Trust	665,195	8,787,226
Summit Hotel Properties, Inc.	472,534	6,761,962
		56,982,085
Utilities – 1.7%
Electric utilities – 0.0%
Evergy, Inc.	8,520	478,398
Gas utilities – 1.7%
New Jersey Resources Corp.	95,423	4,270,179
Spire, Inc.	61,900	4,373,235
UGI Corp.	23,255	1,210,888
WGL Holdings, Inc.	6,430	570,663
		10,424,965
		10,903,363
TOTAL COMMON STOCKS (Cost $458,649,036)		$600,295,998

SECURITIES LENDING COLLATERAL – 1.9%
John Hancock Collateral Trust,
2.0600% (C)(D)	1,185,850	11,862,767
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,863,382)		$11,862,767

SHORT-TERM INVESTMENTS – 3.5%
Repurchase agreement – 3.5%
Bank of America Tri-Party Repurchase
Agreement dated 6-29-18 at 2.090% to be
repurchased at $21,803,797 on 7-2-18,
collateralized by $21,287,285 Government
National Mortgage Association, 2.777% -
5.472% due 8-20-58 to 5-20-68 (valued at
$22,236,000 including interest)	$21,800,000	21,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,800,000)		$21,800,000
Total Investments (Small Cap Value Trust)
(Cost $492,312,418) – 102.3%		$633,958,765
Other assets and liabilities, net – (2.3%)		(14,362,804)
TOTAL NET ASSETS – 100.0%		$619,595,961

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.2%
Consumer discretionary – 10.8%
Auto components – 1.4%
Dorman Products, Inc. (A)	27,600	$1,885,356
LCI Industries	17,700	1,595,655
Visteon Corp. (A)	4,200	542,808
		4,023,819
Distributors – 0.9%
Pool Corp.	17,100	2,590,650

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services – 1.5%
American Public Education, Inc. (A)	42,100	$1,772,410
Capella Education Company	25,800	2,546,460
		4,318,870
Hotels, restaurants and leisure – 0.9%
ILG, Inc.	54,000	1,783,620
Red Robin Gourmet Burgers, Inc. (A)(B)	16,600	773,560
		2,557,180
Household durables – 1.2%
Cavco Industries, Inc. (A)	13,800	2,865,570
CSS Industries, Inc.	33,596	567,772
		3,433,342
Media – 1.0%
Cable One, Inc.	2,738	2,007,748
Scholastic Corp.	21,700	961,527
		2,969,275
Specialty retail – 2.5%
Aaron’s, Inc.	63,000	2,737,350
Boot Barn Holdings, Inc. (A)	30,025	623,019
Express, Inc. (A)	98,700	903,105
Lumber Liquidators Holdings, Inc. (A)(B)	68,941	1,678,713
Party City Holdco, Inc. (A)	77,537	1,182,439
		7,124,626
Textiles, apparel and luxury goods – 1.4%
Crocs, Inc. (A)	55,900	984,399
Culp, Inc.	36,000	883,800
Steven Madden, Ltd.	39,100	2,076,210
		3,944,409
		30,962,171
Consumer staples – 4.3%
Food and staples retailing – 1.1%
BJ’s Wholesale Club Holdings, Inc. (A)	22,350	528,578
PriceSmart, Inc.	17,400	1,574,700
SpartanNash Company	42,020	1,072,350
		3,175,628
Food products – 2.6%
Nomad Foods, Ltd. (A)	180,600	3,465,714
Pinnacle Foods, Inc.	21,100	1,372,766
Post Holdings, Inc. (A)	20,400	1,754,808
The Simply Good Foods Company (A)	63,103	911,207
		7,504,495
Household products – 0.6%
Energizer Holdings, Inc.	27,700	1,743,992
		12,424,115
Energy – 6.2%
Energy equipment and services – 2.2%
Frank’s International NV (B)	241,671	1,885,034
Keane Group, Inc. (A)	104,826	1,432,971
Oceaneering International, Inc.	60,263	1,534,296
TETRA Technologies, Inc. (A)	334,500	1,488,525
		6,340,826
Oil, gas and consumable fuels – 4.0%
Centennial Resource Development, Inc.,
Class A (A)	143,400	2,589,804
International Seaways, Inc. (A)(B)	57,900	1,339,805
Jagged Peak Energy, Inc. (A)(B)	88,436	1,151,437
Kosmos Energy, Ltd. (A)	91,700	758,359
Matador Resources Company (A)	95,700	2,875,785
WPX Energy, Inc. (A)	156,800	2,827,104
		11,542,294
		17,883,120

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials – 28.2%
Banks – 17.7%
Atlantic Capital Bancshares, Inc. (A)	47,816	$939,584
BankUnited, Inc.	83,300	3,402,805
CoBiz Financial, Inc.	100,800	2,165,184
Columbia Banking System, Inc.	69,800	2,854,820
East West Bancorp, Inc.	49,675	3,238,810
FB Financial Corp.	39,879	1,623,873
First Hawaiian, Inc.	33,171	962,622
Glacier Bancorp, Inc.	63,000	2,436,840
Heritage Commerce Corp.	57,100	970,129
Heritage Financial Corp.	39,750	1,385,288
Home BancShares, Inc.	220,900	4,983,504
Hope Bancorp, Inc.	86,400	1,540,512
Howard Bancorp, Inc. (A)	43,480	782,640
Live Oak Bancshares, Inc.	33,564	1,028,737
National Bank Holdings Corp., Class A	67,000	2,585,530
Origin Bancorp, Inc. (B)	17,800	728,732
Pinnacle Financial Partners, Inc.	18,000	1,104,300
Popular, Inc.	58,900	2,662,869
Premier Commercial Bancorp (A)	10,000	168,000
Prosperity Bancshares, Inc.	32,400	2,214,864
SVB Financial Group (A)	10,704	3,090,887
Texas Capital Bancshares, Inc. (A)	25,300	2,314,950
Towne Bank	85,400	2,741,340
Webster Financial Corp.	38,550	2,455,635
Wintrust Financial Corp.	28,100	2,446,105
		50,828,560
Capital markets – 2.2%
Cboe Global Markets, Inc.	12,440	1,294,631
Hercules Capital, Inc.	118,000	1,492,700
Houlihan Lokey, Inc.	27,562	1,411,726
Main Street Capital Corp. (B)	26,400	1,004,784
Virtus Investment Partners, Inc.	7,800	998,010
		6,201,851
Consumer finance – 1.4%
Green Dot Corp., Class A (A)	53,200	3,904,348
Diversified financial services – 0.1%
GS Acquisition Holdings Corp. (A)	41,077	418,985
Insurance – 2.2%
Assured Guaranty, Ltd.	36,500	1,304,145
Employers Holdings, Inc.	31,850	1,280,370
ProAssurance Corp.	44,400	1,573,980
Safety Insurance Group, Inc.	13,100	1,118,740
State Auto Financial Corp.	40,000	1,196,400
		6,473,635
Mortgage real estate investment trusts – 0.8%
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.	62,700	1,238,325
Redwood Trust, Inc.	57,300	943,731
		2,182,056
Thrifts and mortgage finance – 3.8%
Beneficial Bancorp, Inc.	102,540	1,661,148
EverQuote, Inc., Class A (A)	6,586	119,338
Meridian Bancorp, Inc.	63,800	1,221,770
PCSB Financial Corp.	49,403	981,638
PDL Community Bancorp (A)(B)	48,597	763,459
Radian Group, Inc.	111,500	1,808,530
Sterling Bancorp, Inc.	54,066	722,322
United Financial Bancorp, Inc.	100,700	1,764,264
WSFS Financial Corp.	34,300	1,828,190
		10,870,659
		80,880,094

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care – 6.7%
Health care equipment and supplies – 4.5%
Atrion Corp.	5,043	$3,022,774
Avanos Medical, Inc. (A)	52,000	2,977,000
Haemonetics Corp. (A)	13,600	1,219,648
Quidel Corp. (A)	59,800	3,976,700
West Pharmaceutical Services, Inc.	19,000	1,886,510
		13,082,632
Health care providers and services – 2.2%
Molina Healthcare, Inc. (A)	20,100	1,968,594
Select Medical Holdings Corp. (A)	102,600	1,862,190
The Ensign Group, Inc.	66,100	2,367,702
		6,198,486
		19,281,118
Industrials – 13.2%
Aerospace and defense – 1.4%
Cubic Corp.	31,600	2,028,720
Triumph Group, Inc.	98,900	1,938,440
		3,967,160
Building products – 0.6%
Universal Forest Products, Inc.	47,900	1,754,098
Commercial services and supplies – 2.1%
Brady Corp., Class A	27,800	1,071,690
Matthews International Corp., Class A	21,400	1,258,320
McGrath RentCorp	31,450	1,989,842
MSA Safety, Inc.	13,500	1,300,590
Stericycle, Inc. (A)	8,200	535,378
		6,155,820
Construction and engineering – 0.8%
Aegion Corp. (A)	86,300	2,222,225
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	42,300	967,401
Machinery – 3.4%
Blue Bird Corp. (A)(B)	41,500	927,525
CIRCOR International, Inc.	38,512	1,423,404
ESCO Technologies, Inc.	33,600	1,938,720
Hillenbrand, Inc.	24,210	1,141,502
Lydall, Inc. (A)	21,400	934,110
RBC Bearings, Inc. (A)	14,100	1,816,221
Sun Hydraulics Corp.	30,469	1,468,301
		9,649,783
Marine – 0.4%
Kirby Corp. (A)	14,500	1,212,200
Professional services – 1.2%
FTI Consulting, Inc. (A)	34,100	2,062,368
Navigant Consulting, Inc. (A)	60,600	1,341,684
		3,404,052
Road and rail – 2.4%
Genesee & Wyoming, Inc., Class A (A)	24,000	1,951,680
Landstar System, Inc.	32,100	3,505,320
U.S. Xpress Enterprises, Inc., Class A (A)	14,447	218,728
Universal Logistics Holdings, Inc.	43,089	1,131,086
		6,806,814
Trading companies and distributors – 0.6%
Beacon Roofing Supply, Inc. (A)	39,900	1,700,538
		37,840,091
Information technology – 9.1%
Communications equipment – 0.5%
Harmonic, Inc. (A)	342,009	1,453,538
Electronic equipment, instruments and components – 4.3%
Belden, Inc.	48,900	2,988,768

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Knowles Corp. (A)	115,300	$1,764,090
Littelfuse, Inc.	22,476	5,128,574
Mesa Laboratories, Inc.	6,400	1,350,912
Methode Electronics, Inc.	32,100	1,293,630
		12,525,974
Internet software and services – 1.3%
Cision, Ltd. (A)(B)	75,323	1,126,079
GTT Communications, Inc. (A)	29,700	1,336,500
Q2 Holdings, Inc. (A)	20,300	1,158,115
		3,620,694
IT services – 0.7%
Conduent, Inc. (A)	94,700	1,720,699
Evo Payments, Inc., Class A (A)	4,778	98,331
I3 Verticals, Inc., Class A (A)(B)	10,187	155,046
		1,974,076
Semiconductors and semiconductor equipment – 1.1%
Cabot Microelectronics Corp.	14,900	1,602,644
MaxLinear, Inc. (A)	43,800	682,842
Rudolph Technologies, Inc. (A)	28,900	855,440
		3,140,926
Software – 1.2%
Avalara, Inc. (A)(B)	2,633	140,523
Ceridian HCM Holding, Inc. (A)	16,325	541,827
Pluralsight, Inc., Class A (A)	10,045	245,600
RealPage, Inc. (A)	16,000	881,600
Rosetta Stone, Inc. (A)	44,300	710,129
Zendesk, Inc. (A)	17,800	969,922
		3,489,601
		26,204,809
Materials – 4.6%
Chemicals – 2.0%
American Vanguard Corp.	49,800	1,142,910
KMG Chemicals, Inc.	38,332	2,828,135
Minerals Technologies, Inc.	22,500	1,695,375
		5,666,420
Containers and packaging – 0.7%
Myers Industries, Inc.	106,950	2,053,440
Metals and mining – 1.7%
Carpenter Technology Corp.	42,900	2,255,253
Constellium NV, Class A (A)	90,700	934,210
New Gold, Inc. (A)	235,800	490,464
Reliance Steel & Aluminum Company	13,500	1,181,790
		4,861,717
Paper and forest products – 0.2%
Clearwater Paper Corp. (A)	31,610	730,191
		13,311,768
Real estate – 8.7%
Equity real estate investment trusts – 8.7%
Acadia Realty Trust	44,200	1,209,754
American Campus Communities, Inc.	25,424	1,090,181
Cedar Realty Trust, Inc.	412,800	1,948,416
Douglas Emmett, Inc.	34,200	1,374,156
EastGroup Properties, Inc.	27,000	2,580,120
Healthcare Realty Trust, Inc.	53,516	1,556,245
JBG SMITH Properties	48,553	1,770,728
Kilroy Realty Corp.	20,700	1,565,748
PotlatchDeltic Corp.	39,000	1,983,150
PS Business Parks, Inc.	14,700	1,888,950
Retail Opportunity Investments Corp.	42,800	820,048
Saul Centers, Inc.	26,600	1,425,228

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Sunstone Hotel Investors, Inc.	108,808	$1,808,389
Terreno Realty Corp.	64,700	2,437,249
Washington Real Estate Investment Trust	46,938	1,423,630
		24,881,992
Utilities – 6.4%
Electric utilities – 2.1%
El Paso Electric Company	19,800	1,170,180
MGE Energy, Inc.	9,882	623,060
PNM Resources, Inc.	73,000	2,839,700
Portland General Electric Company	31,600	1,351,216
		5,984,156
Gas utilities – 3.1%
Atmos Energy Corp.	17,100	1,541,394
Chesapeake Utilities Corp.	34,900	2,790,255
ONE Gas, Inc.	40,400	3,019,496
RGC Resources, Inc.	10,094	294,543
South Jersey Industries, Inc.	33,280	1,113,882
		8,759,570
Multi-utilities – 0.8%
NorthWestern Corp.	34,600	1,980,850
SCANA Corp.	9,000	346,680
		2,327,530
Water utilities – 0.4%
California Water Service Group	31,200	1,215,240
		18,286,496
TOTAL COMMON STOCKS (Cost $195,238,975)		$281,955,774
WARRANTS – 0.0%
The Simply Good Foods Company (Expiration
Date: 7-7-22; Strike Price: $11.50) (A)	14,330	59,899
TOTAL WARRANTS (Cost $28,804)		$59,899

SECURITIES LENDING COLLATERAL – 2.8%
John Hancock Collateral Trust,
2.0600% (C)(D)	812,585	8,128,771
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,129,179)		$8,128,771

SHORT-TERM INVESTMENTS – 2.5%
Money market funds – 2.5%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8098% (C)	500,000	500,000
T. Rowe Price Government Reserve Fund,
2.1583% (C)	6,649,631	6,649,631
		7,149,631
TOTAL SHORT-TERM INVESTMENTS (Cost $7,149,631)		$7,149,631
Total Investments (Small Company Value Trust)
(Cost $210,546,589) – 103.5%		$297,294,075
Other assets and liabilities, net – (3.5%)		(10,011,363)
TOTAL NET ASSETS – 100.0%		$287,282,712

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	The rate shown is the annualized seven-day yield as of 6-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.8%
Consumer discretionary – 12.3%
Auto components – 0.5%
Aisin Seiki Company, Ltd.	37,558	$1,710,112
American Axle & Manufacturing
Holdings, Inc. (A)	19,526	303,825
Aptiv PLC	69,112	6,332,733
BorgWarner, Inc.	51,509	2,223,128
Bridgestone Corp. (B)	141,306	5,519,812
Cie Generale des Etablissements
Michelin SCA	39,566	4,786,617
Continental AG	25,538	5,811,880
Cooper Tire & Rubber Company	8,932	234,912
Cooper-Standard Holdings, Inc. (A)	3,121	407,821
Dana, Inc.	89,836	1,813,789
Delphi Technologies PLC	39,148	1,779,668
Denso Corp.	101,295	4,942,611
Dorman Products, Inc. (A)	4,767	325,634
Faurecia SA	17,536	1,246,570
Fox Factory Holding Corp. (A)	6,492	302,203
Gentex Corp.	120,758	2,779,849
Gentherm, Inc. (A)	6,493	255,175
Koito Manufacturing Company, Ltd.	24,266	1,602,844
LCI Industries	4,290	386,744
Minth Group, Ltd. (B)	174,000	735,969
Modine Manufacturing Company (A)	8,897	162,370
Motorcar Parts of America, Inc. (A)(B)	3,768	70,499
NGK Spark Plug Company, Ltd.	37,299	1,060,364
NOK Corp.	18,094	349,479
Nokian Renkaat OYJ	27,232	1,072,340
Pirelli & C. SpA (A)(C)	93,356	777,397
Standard Motor Products, Inc.	3,754	181,468
Stanley Electric Company, Ltd.	30,667	1,044,213
Stoneridge, Inc. (A)	4,837	169,972
Sumitomo Electric Industries, Ltd.	174,243	2,591,450
Sumitomo Rubber Industries, Ltd.	39,156	620,661
Superior Industries International, Inc.	4,595	82,251
Tenneco, Inc.	8,965	394,101
The Goodyear Tire & Rubber Company	63,960	1,489,628
The Yokohama Rubber Company, Ltd.	27,354	567,379
Tower International, Inc.	3,653	116,165
Toyoda Gosei Company, Ltd.	15,603	394,907
Toyota Industries Corp.	34,053	1,906,143
Valeo SA	55,355	3,018,153
		59,570,836
Automobiles – 1.2%
Bayerische Motoren Werke AG	76,805	6,942,589
Daimler AG	210,950	13,512,847
Ferrari NV	28,375	3,835,425
Fiat Chrysler Automobiles NV (A)	250,181	4,719,474
Ford Motor Company	1,020,979	11,302,238
General Motors Company	330,656	13,027,846
Harley-Davidson, Inc.	43,416	1,826,945
Honda Motor Company, Ltd.	378,173	11,088,405
Isuzu Motors, Ltd.	127,246	1,686,921
Mazda Motor Corp.	131,100	1,608,151
Mitsubishi Motors Corp.	156,537	1,247,804
Nissan Motor Company, Ltd.	539,576	5,250,176
Peugeot SA	135,850	3,095,379
Renault SA (B)	44,750	3,791,282
Subaru Corp.	143,227	4,165,758
Suzuki Motor Corp.	79,443	4,377,952
Thor Industries, Inc.	21,608	2,104,403
Toyota Motor Corp.	529,800	34,261,624
Volkswagen AG	7,430	1,221,439
Winnebago Industries, Inc.	5,497	223,178

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Yamaha Motor Company, Ltd.	64,713	$1,624,537
		130,914,373
Distributors – 0.1%
Core-Mark Holding Company, Inc.	8,408	190,862
Genuine Parts Company	38,464	3,530,611
Jardine Cycle & Carriage, Ltd.	22,367	522,558
LKQ Corp. (A)	80,447	2,566,259
Pool Corp.	17,847	2,703,821
Weyco Group, Inc.	1,321	48,084
		9,562,195
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	37,066	1,782,875
American Public Education, Inc. (A)	2,957	124,490
Benesse Holdings, Inc.	16,555	587,077
Capella Education Company	2,052	202,532
Career Education Corp. (A)	12,278	198,535
Carriage Services, Inc.	2,987	73,331
Chegg, Inc. (A)	18,829	523,258
Graham Holdings Company, Class B	1,940	1,137,034
H&R Block, Inc.	55,575	1,265,999
Houghton Mifflin Harcourt Company (A)	19,297	147,622
K12, Inc. (A)	6,786	111,087
Laureate Education, Inc., Class A (A)	8,933	128,010
Regis Corp. (A)	6,487	107,295
Service Corp. International	80,768	2,890,687
Sotheby’s (A)	22,758	1,236,670
Strayer Education, Inc.	1,894	214,041
Weight Watchers International, Inc. (A)(B)	6,824	689,906
		11,420,449
Hotels, restaurants and leisure – 1.8%
Accor SA	43,371	2,124,134
Aristocrat Leisure, Ltd.	133,442	3,047,463
BBX Capital Corp. (B)	12,425	112,198
Belmond, Ltd., Class A (A)	16,414	183,016
BJ’s Restaurants, Inc.	3,652	219,120
Bloomin’ Brands, Inc.	14,896	299,410
Bojangles’, Inc. (A)	3,465	49,896
Boyd Gaming Corp.	50,748	1,758,926
Brinker International, Inc. (B)	27,075	1,288,770
Carnival Corp.	105,756	6,060,876
Carnival PLC	42,215	2,412,795
Carrols Restaurant Group, Inc. (A)	6,711	99,658
Century Casinos, Inc. (A)	6,677	58,424
Chipotle Mexican Grill, Inc. (A)	6,423	2,770,690
Churchill Downs, Inc.	7,079	2,098,924
Chuy’s Holdings, Inc. (A)	3,164	97,135
Compass Group PLC	367,575	7,835,091
Cracker Barrel Old Country Store, Inc. (B)	13,952	2,179,442
Crown Resorts, Ltd.	87,964	877,690
Darden Restaurants, Inc.	32,170	3,444,120
Dave & Buster’s Entertainment, Inc. (A)	7,102	338,055
Del Frisco’s Restaurant Group, Inc. (A)	4,417	55,654
Del Taco Restaurants, Inc. (A)	6,141	87,079
Denny’s Corp. (A)	11,349	180,790
Dine Brands Global, Inc. (B)	2,970	222,156
Domino’s Pizza Enterprises, Ltd. (B)	13,919	537,560
Domino’s Pizza, Inc.	18,644	5,260,777
Drive Shack, Inc. (A)	11,454	88,425
Dunkin’ Brands Group, Inc. (B)	36,582	2,526,719
El Pollo Loco Holdings, Inc. (A)	4,560	51,984
Eldorado Resorts, Inc. (A)(B)	11,680	456,688
Fiesta Restaurant Group, Inc. (A)	4,407	126,481
Flight Centre Travel Group, Ltd. (B)	12,560	591,249
Galaxy Entertainment Group, Ltd.	551,153	4,248,535

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Genting Singapore, Ltd.	1,416,821	$1,268,640
Golden Entertainment, Inc. (A)	3,374	91,064
GVC Holdings PLC	125,512	1,735,576
Hilton Worldwide Holdings, Inc.	72,896	5,770,447
ILG, Inc.	65,266	2,155,736
InterContinental Hotels Group PLC	41,705	2,592,600
International Speedway Corp., Class A	15,073	673,763
Jack in the Box, Inc.	17,750	1,510,880
Lindblad Expeditions Holdings, Inc. (A)	4,786	63,415
Marriott International, Inc., Class A	77,458	9,806,183
Marriott Vacations Worldwide Corp.	3,777	426,650
McDonald’s Corp.	204,942	32,112,362
McDonald’s Holdings Company
Japan, Ltd. (B)	15,361	783,314
Melco Resorts & Entertainment, Ltd., ADR	57,600	1,612,800
Merlin Entertainments PLC (C)	165,723	844,971
MGM China Holdings, Ltd.	225,772	522,038
MGM Resorts International	130,790	3,796,834
Monarch Casino & Resort, Inc. (A)	2,285	100,654
Nathan’s Famous, Inc.	581	54,672
Norwegian Cruise Line Holdings, Ltd. (A)	53,735	2,538,979
Oriental Land Company, Ltd.	46,400	4,864,885
Paddy Power Betfair PLC	19,624	2,175,802
Papa John’s International, Inc.	14,408	730,774
Penn National Gaming, Inc. (A)	15,218	511,173
Pinnacle Entertainment, Inc. (A)	9,341	315,072
Planet Fitness, Inc., Class A (A)	15,581	684,629
PlayAGS, Inc. (A)	2,169	58,715
Potbelly Corp. (A)	5,019	64,996
RCI Hospitality Holdings, Inc.	1,900	60,135
Red Robin Gourmet Burgers, Inc. (A)	2,387	111,234
Red Rock Resorts, Inc., Class A	12,415	415,903
Royal Caribbean Cruises, Ltd.	44,222	4,581,399
Ruth’s Hospitality Group, Inc.	5,192	145,636
Sands China, Ltd.	559,482	2,982,815
Scientific Games Corp. (A)	33,394	1,641,315
SeaWorld Entertainment, Inc. (A)(B)	9,737	212,461
Shake Shack, Inc., Class A (A)(B)	4,412	291,986
Shangri-La Asia, Ltd.	293,964	550,718
Six Flags Entertainment Corp. (B)	34,261	2,399,983
SJM Holdings, Ltd.	450,826	559,128
Sodexo SA (B)	20,902	2,086,522
Sonic Corp. (B)	6,478	222,973
Speedway Motorsports, Inc.	2,456	42,636
Starbucks Corp.	360,221	17,596,796
Tabcorp Holdings, Ltd.	438,373	1,445,140
Texas Roadhouse, Inc.	40,959	2,683,224
The Cheesecake Factory, Inc. (B)	26,358	1,451,271
The Habit Restaurants, Inc., Class A (A)	4,334	43,340
The Wendy’s Company	79,094	1,358,835
Town Sports International Holdings, Inc. (A)	3,211	46,720
TUI AG	101,822	2,227,051
Whitbread PLC	42,385	2,209,422
Wingstop, Inc.	5,096	265,604
Wyndham Destinations, Inc.	43,997	1,947,747
Wyndham Hotels & Resorts, Inc.	43,976	2,587,108
Wynn Macau, Ltd.	360,270	1,154,537
Wynn Resorts, Ltd.	22,244	3,722,311
Yum! Brands, Inc.	84,371	6,599,500
		191,301,004
Household durables – 0.8%
AV Homes, Inc. (A)	2,395	51,253
Barratt Developments PLC	232,879	1,578,667
Bassett Furniture Industries, Inc.	2,260	62,263
Beazer Homes USA, Inc. (A)	5,726	84,459

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Berkeley Group Holdings PLC	29,735	$1,481,189
Casio Computer Company, Ltd.	45,148	733,249
Cavco Industries, Inc. (A)	1,520	315,628
Century Communities, Inc. (A)	4,550	143,553
D.R. Horton, Inc.	89,651	3,675,691
Electrolux AB, Series B	55,373	1,256,613
Ethan Allen Interiors, Inc.	4,547	111,402
Flexsteel Industries, Inc.	1,673	66,753
Garmin, Ltd.	29,198	1,781,078
GoPro, Inc., Class A (A)(B)	20,809	134,010
Green Brick Partners, Inc. (A)	4,461	43,718
Hamilton Beach Brands Holding Company,
Class A	1,462	42,471
Hamilton Beach Brands Holding Company,
Class B	853	24,780
Helen of Troy, Ltd. (A)	16,423	1,616,844
Hooker Furniture Corp.	2,147	100,694
Hovnanian Enterprises, Inc., Class A (A)	23,552	38,390
Husqvarna AB, B Shares	95,638	904,749
Iida Group Holdings Company, Ltd.	34,400	662,253
Installed Building Products, Inc. (A)	3,951	223,429
iRobot Corp. (A)(B)	4,806	364,151
KB Home	52,286	1,424,271
La-Z-Boy, Inc.	8,214	251,348
Leggett & Platt, Inc.	33,901	1,513,341
Lennar Corp., A Shares	71,786	3,768,765
LGI Homes, Inc. (A)(B)	3,243	187,218
M/I Homes, Inc. (A)	4,919	130,255
MDC Holdings, Inc.	7,865	242,006
Meritage Homes Corp. (A)	6,775	297,761
Mohawk Industries, Inc. (A)	16,583	3,553,239
Newell Brands, Inc.	127,615	3,291,191
Nikon Corp.	74,346	1,181,537
NVR, Inc. (A)	1,486	4,413,940
Panasonic Corp.	512,509	6,910,889
Persimmon PLC	71,319	2,375,615
PICO Holdings, Inc. (A)	5,015	58,425
PulteGroup, Inc.	68,710	1,975,413
Rinnai Corp.	7,878	694,298
Roku, Inc. (A)(B)	7,714	328,771
SEB SA	5,303	925,192
Sekisui Chemical Company, Ltd.	87,044	1,480,670
Sekisui House, Ltd.	144,126	2,547,338
Sharp Corp. (B)	40,400	982,634
Skyline Champion Corp.	1,425	49,932
Sony Corp.	293,600	15,036,532
Taylor Morrison Home Corp., Class A (A)	19,681	408,971
Taylor Wimpey PLC	756,150	1,779,995
Techtronic Industries Company, Ltd.	317,242	1,761,927
Tempur Sealy International, Inc. (A)(B)	20,379	979,211
Toll Brothers, Inc.	62,253	2,302,738
TopBuild Corp. (A)	6,212	486,648
TRI Pointe Group, Inc. (A)	93,586	1,531,067
Tupperware Brands Corp.	31,682	1,306,566
Universal Electronics, Inc. (A)	2,643	87,351
Whirlpool Corp.	16,848	2,463,683
William Lyon Homes, Class A (A)	5,713	132,542
ZAGG, Inc. (A)	5,095	88,144
		82,446,711
Internet and direct marketing retail – 2.4%
1-800-Flowers.com, Inc., Class A (A)	5,019	62,988
Amazon.com, Inc. (A)	105,122	178,686,376
Booking Holdings, Inc. (A)	12,574	25,488,630
Duluth Holdings, Inc., Class B (A)(B)	1,718	40,871
Expedia Group, Inc.	31,560	3,793,196

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Gaia, Inc. (A)	2,424	$49,086
Groupon, Inc. (A)	78,302	336,699
Lands’ End, Inc. (A)	1,920	53,568
Liberty Expedia Holdings, Inc., Series A (A)	9,713	426,789
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	13,101	210,926
Netflix, Inc. (A)	113,462	44,412,431
Nutrisystem, Inc.	5,307	204,320
Overstock.com, Inc. (A)(B)	3,723	125,279
PetMed Express, Inc. (B)	3,586	157,963
Rakuten, Inc.	199,505	1,346,592
Shutterfly, Inc. (A)	5,842	525,955
Start Today Company, Ltd.	47,000	1,700,486
TripAdvisor, Inc. (A)(B)	28,421	1,583,334
Zalando SE (A)(C)	26,130	1,456,276
		260,661,765
Leisure products – 0.2%
Acushnet Holdings Corp.	6,128	149,891
American Outdoor Brands Corp. (A)	9,919	119,326
Bandai Namco Holdings, Inc.	46,593	1,919,236
Brunswick Corp.	38,449	2,479,192
Callaway Golf Company	16,677	316,363
Hasbro, Inc.	29,504	2,723,514
Johnson Outdoors, Inc., Class A	970	81,994
Malibu Boats, Inc., Class A (A)	3,817	160,085
Mattel, Inc. (B)	88,785	1,457,850
MCBC Holdings, Inc. (A)	3,635	105,233
Nautilus, Inc. (A)	5,804	91,123
Polaris Industries, Inc.	25,895	3,163,851
Sankyo Company, Ltd.	10,751	420,416
Sega Sammy Holdings, Inc.	39,336	673,254
Shimano, Inc.	17,281	2,535,894
Sturm Ruger & Company, Inc.	2,916	163,296
Vista Outdoor, Inc. (A)	10,418	161,375
Yamaha Corp.	32,073	1,664,515
		18,386,408
Media – 1.8%
Altice USA, Inc., Class A	52,376	893,535
AMC Entertainment Holdings, Inc.,
Class A (B)	9,277	147,504
AMC Networks, Inc., Class A (A)	20,271	1,260,856
Axel Springer SE	11,363	821,148
Cable One, Inc.	2,071	1,518,644
CBS Corp., Class B	89,073	5,007,684
Central European Media Enterprises, Ltd.,
Class A (A)	15,091	62,628
Charter Communications, Inc., Class A (A)	48,342	14,174,358
Cinemark Holdings, Inc.	46,856	1,643,708
Comcast Corp., Class A	1,198,549	39,324,393
CyberAgent, Inc.	23,500	1,409,373
Daily Journal Corp. (A)	231	53,176
Dentsu, Inc.	49,965	2,365,237
Discovery, Inc., Series A (A)(B)	41,586	1,143,615
Discovery, Inc., Series C (A)	88,813	2,264,732
DISH Network Corp., Class A (A)	60,314	2,027,154
Emerald Expositions Events, Inc.	4,610	94,966
Entercom Communications Corp., Class A (B)	22,891	172,827
Entravision Communications Corp., Class A	12,797	63,985
Eros International PLC (A)	5,569	72,397
Eutelsat Communications SA	40,405	836,190
Gannett Company, Inc.	19,882	212,737
Gray Television, Inc. (A)	14,281	225,640
Hakuhodo DY Holdings, Inc.	54,473	873,415
Hemisphere Media Group, Inc. (A)	4,250	55,675

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
I-CABLE Communications, Ltd. (A)	376,531	$5,879
IMAX Corp. (A)	9,690	214,634
ITV PLC	833,195	1,904,884
JCDecaux SA (B)	17,333	578,777
John Wiley & Sons, Inc., Class A	19,790	1,234,896
Liberty Latin America, Ltd., Class A (A)(B)	9,887	189,039
Liberty Latin America, Ltd., Class C (A)	18,024	349,305
Liberty Media Corp.-Liberty Braves,
Class A (A)	2,575	66,203
Liberty Media Corp.-Liberty Braves,
Class C (A)	5,765	149,083
Live Nation Entertainment, Inc. (A)	59,866	2,907,692
LiveXLive Media, Inc. (A)	5,547	32,006
Loral Space & Communications, Inc. (A)	2,306	86,706
MDC Partners, Inc., Class A (A)	11,006	50,628
Media General, Inc. (A)(D)	23,288	2,236
Meredith Corp. (B)	24,421	1,245,471
MSG Networks, Inc., Class A (A)	10,643	254,900
National CineMedia, Inc.	14,142	118,793
New Media Investment Group, Inc.	10,542	194,816
News Corp., Class A	100,237	1,553,674
News Corp., Class B	30,683	486,326
Nexstar Media Group, Inc., Class A	7,923	581,548
Omnicom Group, Inc.	59,353	4,526,853
Pearson PLC	181,206	2,110,270
ProSiebenSat.1 Media SE	53,710	1,359,131
Publicis Groupe SA	48,339	3,317,142
Reading International, Inc., Class A (A)	3,321	52,970
Rizzoli Corriere Della Sera Mediagroup
SpA (A)	15,091	19,032
RTL Group SA	8,846	599,467
Schibsted ASA, B Shares	22,154	624,984
Scholastic Corp.	4,941	218,936
SES SA	84,081	1,536,976
Sinclair Broadcast Group, Inc., Class A (B)	12,698	408,241
Singapore Press Holdings, Ltd.	365,532	696,580
Sky PLC	240,095	4,623,945
TEGNA, Inc.	133,415	1,447,553
Telenet Group Holding NV (A)	12,348	574,878
The EW Scripps Company, Class A	8,457	113,239
The Interpublic Group of Companies, Inc.	101,166	2,371,331
The Marcus Corp.	3,560	115,700
The New York Times Company, Class A (B)	79,497	2,058,972
The Walt Disney Company	388,031	40,669,529
Toho Company, Ltd.	26,108	874,462
tronc, Inc. (A)	3,338	57,681
Twenty-First Century Fox, Inc., Class A	274,439	13,636,874
Twenty-First Century Fox, Inc., Class B	115,294	5,680,535
Viacom, Inc., Class B	92,776	2,798,124
Vivendi SA	240,513	5,883,647
WideOpenWest, Inc. (A)(B)	5,993	57,892
World Wrestling Entertainment, Inc.,
Class A (B)	7,464	543,528
WPP PLC	294,649	4,629,400
		190,540,945
Multiline retail – 0.4%
Big Lots, Inc. (B)	26,002	1,086,364
Dillard’s, Inc., Class A (B)	10,832	1,023,624
Dollar General Corp.	66,340	6,541,124
Dollar Tree, Inc. (A)	62,361	5,300,685
Don Quijote Holdings Company, Ltd.	27,600	1,324,764
Harvey Norman Holdings, Ltd.	127,372	312,918
Isetan Mitsukoshi Holdings, Ltd.	76,628	956,002
J Front Retailing Company, Ltd.	53,300	809,679
J.C. Penney Company, Inc. (A)(B)	56,396	131,967

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Kohl’s Corp.	43,954	$3,204,247
Macy’s, Inc.	80,147	2,999,902
Marks & Spencer Group PLC	379,994	1,476,075
Marui Group Company, Ltd. (B)	46,641	981,097
Next PLC	33,287	2,649,603
Nordstrom, Inc.	31,021	1,606,267
Ollie’s Bargain Outlet Holdings, Inc. (A)	30,763	2,230,318
Ryohin Keikaku Company, Ltd.	5,556	1,951,953
Takashimaya Company, Ltd.	65,883	563,656
Target Corp.	139,160	10,592,859
		45,743,104
Specialty retail – 1.8%
Aaron’s, Inc.	39,592	1,720,272
ABC-Mart, Inc.	7,664	418,895
Abercrombie & Fitch Company, Class A	12,092	296,012
Advance Auto Parts, Inc.	19,121	2,594,720
American Eagle Outfitters, Inc.	102,554	2,384,381
America’s Car-Mart, Inc. (A)	1,121	69,390
Asbury Automotive Group, Inc. (A)	3,563	244,244
Ascena Retail Group, Inc. (A)	31,572	125,814
At Home Group, Inc. (A)	3,293	128,921
AutoNation, Inc. (A)	25,966	1,261,428
AutoZone, Inc. (A)	6,956	4,666,989
Barnes & Noble Education, Inc. (A)	7,515	42,385
Barnes & Noble, Inc.	10,970	69,660
Bed Bath & Beyond, Inc.	85,557	1,704,723
Best Buy Company, Inc.	64,016	4,774,313
Boot Barn Holdings, Inc. (A)	3,591	74,513
Caleres, Inc.	7,464	256,687
Camping World Holdings, Inc., Class A (B)	5,823	145,459
CarMax, Inc. (A)	46,477	3,386,779
Carvana Company (A)(B)	5,022	208,915
Chico’s FAS, Inc.	23,062	187,725
Citi Trends, Inc.	2,440	66,954
Conn’s, Inc. (A)	3,530	116,490
Dick’s Sporting Goods, Inc.	34,353	1,210,943
DSW, Inc., Class A	12,129	313,171
Dufry AG (A)(B)	7,490	952,599
Express, Inc. (A)	13,510	123,617
Fast Retailing Company, Ltd.	13,546	6,208,610
Five Below, Inc. (A)	34,154	3,337,187
Foot Locker, Inc.	30,644	1,613,407
Francesca’s Holdings Corp. (A)	7,135	53,869
GameStop Corp., Class A (B)	17,706	257,976
Genesco, Inc. (A)	3,499	138,910
GNC Holdings, Inc., Class A (A)(B)	15,898	55,961
Group 1 Automotive, Inc.	3,571	224,973
Guess?, Inc.	10,232	218,965
Haverty Furniture Companies, Inc.	3,734	80,654
Hennes & Mauritz AB, B Shares (B)	203,169	3,024,180
Hibbett Sports, Inc. (A)(B)	3,481	79,715
Hikari Tsushin, Inc.	5,000	877,496
Hudson, Ltd., Class A (A)	7,254	126,872
Industria de Diseno Textil SA	253,082	8,618,478
Kingfisher PLC	497,557	1,945,750
Kirkland’s, Inc. (A)	3,340	38,878
L Brands, Inc.	63,689	2,348,850
Lithia Motors, Inc., Class A	4,154	392,844
Lowe’s Companies, Inc.	214,552	20,504,735
Lumber Liquidators Holdings, Inc. (A)	5,211	126,888
MarineMax, Inc. (A)	3,989	75,592
Monro, Inc. (B)	5,641	327,742
Murphy USA, Inc. (A)	19,083	1,417,676
National Vision Holdings, Inc. (A)	6,053	221,358
Nitori Holdings Company, Ltd.	18,511	2,879,908

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Office Depot, Inc.	99,107	$252,723
O’Reilly Automotive, Inc. (A)	21,375	5,847,559
Party City Holdco, Inc. (A)	6,278	95,740
Pier 1 Imports, Inc.	15,279	36,364
Rent-A-Center, Inc. (A)	8,107	119,335
RH (A)(B)	3,419	477,634
Ross Stores, Inc.	98,851	8,377,622
Sally Beauty Holdings, Inc. (A)(B)	75,474	1,209,848
Shimamura Company, Ltd.	5,170	454,536
Shoe Carnival, Inc.	1,982	64,316
Signet Jewelers, Ltd.	36,438	2,031,419
Sleep Number Corp. (A)	6,518	189,152
Sonic Automotive, Inc., Class A	4,293	88,436
Sportsman’s Warehouse Holdings, Inc. (A)	7,117	36,439
Tailored Brands, Inc.	8,828	225,291
The Buckle, Inc. (B)	5,198	139,826
The Cato Corp., Class A	4,077	100,376
The Children’s Place, Inc.	2,816	340,173
The Gap, Inc.	55,862	1,809,370
The Home Depot, Inc.	301,080	58,740,708
The Michaels Companies, Inc. (A)	48,960	938,563
The TJX Companies, Inc.	163,698	15,580,776
Tiffany & Company	26,572	3,496,875
Tile Shop Holdings, Inc.	8,173	62,932
Tilly’s, Inc., Class A	2,893	43,829
Tractor Supply Company	31,859	2,436,895
Ulta Beauty, Inc. (A)	14,922	3,483,690
Urban Outfitters, Inc. (A)	35,445	1,579,075
USS Company, Ltd.	51,448	978,158
Williams-Sonoma, Inc. (B)	33,760	2,072,189
Winmark Corp.	406	60,271
Yamada Denki Company, Ltd. (B)	146,408	727,277
Zumiez, Inc. (A)	3,575	89,554
		194,930,424
Textiles, apparel and luxury goods – 1.2%
adidas AG	43,673	9,508,383
Asics Corp. (B)	37,772	637,633
Burberry Group PLC	96,833	2,752,047
Carter’s, Inc.	20,717	2,245,516
Cie Financiere Richemont SA	121,052	10,233,063
Crocs, Inc. (A)	12,083	212,782
Culp, Inc.	2,294	56,318
Deckers Outdoor Corp. (A)	19,041	2,149,538
Fossil Group, Inc. (A)(B)	8,145	218,856
G-III Apparel Group, Ltd. (A)	7,674	340,726
Hanesbrands, Inc. (B)	95,186	2,095,996
Hermes International	7,368	4,500,775
HUGO BOSS AG	14,514	1,316,260
Kering SA	17,574	9,899,426
Li & Fung, Ltd.	1,374,774	503,556
Luxottica Group SpA	39,246	2,526,881
LVMH Moet Hennessy Louis Vuitton SE	64,671	21,471,985
Michael Kors Holdings, Ltd. (A)	38,693	2,576,954
Moncler SpA	41,555	1,885,558
Movado Group, Inc.	2,829	136,641
NIKE, Inc., Class B	334,845	26,680,450
Oxford Industries, Inc.	2,935	243,546
Pandora A/S	26,096	1,818,823
Perry Ellis International, Inc. (A)	2,477	67,300
Puma SE	468	273,409
Puma SE	1,458	853,029
PVH Corp.	20,168	3,019,553
Ralph Lauren Corp.	14,413	1,812,002
Rocky Brands, Inc.	1,469	44,070
Skechers U.S.A., Inc., Class A (A)	59,872	1,796,759

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Steven Madden, Ltd.	10,214	$542,363
Tapestry, Inc.	74,490	3,479,428
The Swatch Group AG	13,059	1,127,603
The Swatch Group AG, Bearer Shares	7,169	3,393,672
Under Armour, Inc., Class A (A)(B)	49,918	1,122,157
Under Armour, Inc., Class C (A)(B)	48,619	1,024,889
Unifi, Inc. (A)	2,990	94,783
Vera Bradley, Inc. (A)	4,421	62,071
VF Corp.	85,488	6,968,982
Wolverine World Wide, Inc.	16,248	564,943
Yue Yuen Industrial Holdings, Ltd.	175,987	496,048
		130,754,774
		1,326,232,988
Consumer staples – 7.6%
Beverages – 1.7%
Anheuser-Busch InBev SA	176,754	17,828,274
Asahi Group Holdings, Ltd.	84,081	4,312,322
Brown-Forman Corp., Class B	68,677	3,365,860
Carlsberg A/S, Class B	24,697	2,905,812
Coca-Cola Amatil, Ltd.	117,600	799,873
Coca-Cola Bottlers Japan Holdings, Inc.	31,100	1,244,295
Coca-Cola Bottling Company Consolidated (B)	881	119,050
Coca-Cola European Partners PLC	50,358	2,046,549
Coca-Cola HBC AG (A)	46,945	1,562,547
Constellation Brands, Inc., Class A	43,832	9,593,510
Craft Brew Alliance, Inc. (A)	2,818	58,192
Davide Campari-Milano SpA	136,294	1,118,691
Diageo PLC	570,713	20,503,382
Heineken Holding NV	26,611	2,544,968
Heineken NV	60,204	6,031,746
Kirin Holdings Company, Ltd.	190,792	5,114,157
MGP Ingredients, Inc. (B)	2,354	209,059
Molson Coors Brewing Company, Class B	48,280	3,284,971
Monster Beverage Corp. (A)	107,228	6,144,164
National Beverage Corp. (A)(B)	2,069	221,176
PepsiCo, Inc.	370,085	40,291,154
Pernod Ricard SA (B)	49,251	8,038,001
Primo Water Corp. (A)	4,990	87,275
Remy Cointreau SA (B)	5,338	691,079
Suntory Beverage & Food, Ltd.	32,459	1,387,709
The Boston Beer Company, Inc., Class A (A)	5,333	1,598,300
The Coca-Cola Company	999,610	43,842,895
Treasury Wine Estates, Ltd.	167,855	2,156,606
		187,101,617
Food and staples retailing – 1.4%
Aeon Company, Ltd.	140,978	3,015,834
Carrefour SA (B)	134,177	2,164,400
Casey’s General Stores, Inc.	16,543	1,738,338
Casino Guichard Perrachon SA (B)	13,097	506,864
Colruyt SA	14,098	803,796
Costco Wholesale Corp.	114,473	23,922,568
Dairy Farm International Holdings, Ltd.	78,400	688,327
FamilyMart UNY Holdings Company, Ltd.	17,641	1,857,675
ICA Gruppen AB (B)	19,285	589,992
Ingles Markets, Inc., Class A	2,689	85,510
J Sainsbury PLC	406,841	1,721,657
Jeronimo Martins SGPS SA	58,963	849,332
Koninklijke Ahold Delhaize NV	289,151	6,904,229
Lawson, Inc.	11,489	717,511
METRO AG	42,485	523,578
Performance Food Group Company (A)	17,934	658,178
PriceSmart, Inc.	3,956	358,018
Rite Aid Corp. (A)(B)	187,502	324,378
Seven & i Holdings Company, Ltd.	174,729	7,620,921

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
SpartanNash Company	6,438	$164,298
Sprouts Farmers Market, Inc. (A)	54,177	1,195,686
Sundrug Company, Ltd.	16,792	680,269
SUPERVALU, Inc. (A)(B)	6,801	139,557
Sysco Corp.	125,101	8,543,147
Tesco PLC	2,257,611	7,638,841
The Andersons, Inc.	4,912	167,990
The Chefs’ Warehouse, Inc. (A)	4,001	114,029
The Kroger Company	212,138	6,035,326
Tsuruha Holdings, Inc.	8,598	1,076,932
United Natural Foods, Inc. (A)	31,190	1,330,565
Village Super Market, Inc., Class A	1,848	54,442
Walgreens Boots Alliance, Inc.	222,601	13,359,399
Walmart, Inc.	377,618	32,342,982
Weis Markets, Inc.	1,762	93,985
Wesfarmers, Ltd.	262,962	9,594,504
Wm Morrison Supermarkets PLC	516,614	1,713,609
Woolworths Group, Ltd.	302,941	6,841,531
		146,138,198
Food products – 1.7%
a2 Milk Company, Ltd. (A)	169,755	1,314,740
Ajinomoto Company, Inc.	106,096	2,008,298
Archer-Daniels-Midland Company	145,707	6,677,752
Associated British Foods PLC	82,285	2,967,058
B&G Foods, Inc. (B)	11,669	348,903
Barry Callebaut AG	512	917,462
Calavo Growers, Inc. (B)	2,785	267,778
Calbee, Inc.	19,000	714,734
Cal-Maine Foods, Inc. (A)	5,496	251,992
Campbell Soup Company (B)	49,484	2,006,081
Chocoladefabriken Lindt & Spruengli AG	24	1,823,234
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates (B)	245	1,587,997
Conagra Brands, Inc.	102,699	3,669,435
Danone SA	140,005	10,222,111
Darling Ingredients, Inc. (A)	28,976	576,043
Dean Foods Company	16,475	173,152
Farmer Brothers Company (A)	2,051	62,658
Flowers Foods, Inc.	81,786	1,703,602
Fresh Del Monte Produce, Inc.	5,233	233,130
Freshpet, Inc. (A)	4,805	131,897
General Mills, Inc.	154,779	6,850,519
Golden Agri-Resources, Ltd.	1,486,261	331,851
Hormel Foods Corp. (B)	71,047	2,643,659
Hostess Brands, Inc. (A)	17,478	237,701
Ingredion, Inc.	31,851	3,525,906
J&J Snack Foods Corp.	2,640	402,521
John B. Sanfilippo & Son, Inc.	1,554	115,695
Kellogg Company	65,408	4,570,057
Kerry Group PLC, Class A	35,734	3,735,628
Kerry Group PLC, Class A	1,204	125,841
Kikkoman Corp.	33,846	1,708,838
Lamb Weston Holdings, Inc.	64,478	4,417,388
Lancaster Colony Corp.	11,905	1,647,890
Landec Corp. (A)	5,188	77,301
Limoneira Company	2,576	63,395
Marine Harvest ASA	96,236	1,913,449
McCormick & Company, Inc.	31,855	3,698,047
MEIJI Holdings Company, Ltd.	28,200	2,381,609
Mondelez International, Inc., Class A	385,025	15,786,025
Nestle SA	721,749	55,936,127
NH Foods, Ltd.	21,041	850,609
Nisshin Seifun Group, Inc.	46,500	985,294
Nissin Foods Holdings Company, Ltd.	13,575	983,567
Orkla ASA	188,255	1,647,021

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (A)	29,668	$2,552,041
Sanderson Farms, Inc.	12,471	1,311,326
The Hain Celestial Group, Inc. (A)	45,808	1,365,078
The Hershey Company	36,203	3,369,051
The J.M. Smucker Company	29,776	3,200,324
The Kraft Heinz Company	155,959	9,797,344
The Simply Good Foods Company (A)(B)	11,009	158,970
Tootsie Roll Industries, Inc. (B)	11,636	358,971
Toyo Suisan Kaisha, Ltd.	20,750	740,331
TreeHouse Foods, Inc. (A)	24,877	1,306,291
Tyson Foods, Inc., Class A	77,383	5,327,820
WH Group, Ltd. (C)	2,031,500	1,643,862
Wilmar International, Ltd.	444,803	997,434
Yakult Honsha Company, Ltd.	25,703	1,718,528
Yamazaki Baking Company, Ltd.	28,090	736,531
		186,877,897
Household products – 1.0%
Central Garden & Pet Company (A)	2,751	119,613
Central Garden & Pet Company, Class A (A)	5,326	215,543
Church & Dwight Company, Inc.	63,904	3,397,137
Colgate-Palmolive Company	227,672	14,755,422
Energizer Holdings, Inc.	26,315	1,656,792
Essity AB, Class B	140,091	3,446,459
Henkel AG & Company KGaA	24,005	2,665,319
HRG Group, Inc. (A)	22,228	290,965
Kimberly-Clark Corp.	91,163	9,603,110
Lion Corp.	52,200	955,168
Oil-Dri Corp. of America	1,047	44,121
Reckitt Benckiser Group PLC	155,101	12,743,848
The Clorox Company	33,908	4,586,057
The Procter & Gamble Company	656,319	51,232,261
Unicharm Corp.	93,200	2,801,986
WD-40 Company	2,399	350,854
		108,864,655
Personal products – 0.8%
Beiersdorf AG	23,259	2,636,362
Coty, Inc., Class A	123,552	1,742,083
Edgewell Personal Care Company (A)	33,335	1,682,084
elf Beauty, Inc. (A)(B)	4,394	66,965
Inter Parfums, Inc.	3,123	167,081
Kao Corp.	114,775	8,748,331
Kobayashi Pharmaceutical Company, Ltd.	11,400	983,997
Kose Corp.	7,100	1,527,170
L’Oreal SA	58,429	14,404,303
Medifast, Inc.	2,062	330,250
Natural Health Trends Corp. (B)	1,574	39,381
Nu Skin Enterprises, Inc., Class A	24,520	1,917,219
Pola Orbis Holdings, Inc.	21,572	947,992
Shiseido Company, Ltd.	88,160	6,996,021
The Estee Lauder Companies, Inc., Class A	58,461	8,341,800
Unilever NV	357,916	19,941,984
Unilever PLC	285,741	15,784,463
USANA Health Sciences, Inc. (A)	2,245	258,849
		86,516,335
Tobacco – 1.0%
22nd Century Group, Inc. (A)(B)	23,135	56,912
Altria Group, Inc.	493,999	28,054,203
British American Tobacco PLC	532,006	26,798,935
Imperial Brands PLC	221,311	8,219,072
Japan Tobacco, Inc. (B)	255,266	7,133,769
Philip Morris International, Inc.	405,769	32,761,789
Swedish Match AB	41,882	2,069,879
Turning Point Brands, Inc.	1,582	50,466
Universal Corp.	4,417	291,743

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd. (B)	17,168	$327,565
		105,764,333
		821,263,035
Energy – 5.9%
Energy equipment and services – 0.7%
Apergy Corp. (A)	34,114	1,424,260
Archrock, Inc.	22,857	274,284
Baker Hughes, a GE Company	108,632	3,588,115
Basic Energy Services, Inc. (A)	3,937	43,740
Bristow Group, Inc. (A)	6,131	86,508
C&J Energy Services, Inc. (A)	11,520	271,872
Cactus, Inc., Class A (A)	4,837	163,442
Core Laboratories NV	19,440	2,453,522
Covia Holdings Corp. (A)	5,660	105,050
Dawson Geophysical Company (A)	4,816	38,046
Diamond Offshore Drilling, Inc. (A)(B)	40,018	834,775
Dril-Quip, Inc. (A)	23,650	1,215,610
Ensco PLC, Class A (B)	192,641	1,398,574
Era Group, Inc. (A)	4,386	56,799
Exterran Corp. (A)	5,923	148,312
Forum Energy Technologies, Inc. (A)	14,683	181,335
Frank’s International NV (B)	14,044	109,543
FTS International, Inc. (A)	4,309	61,360
Halliburton Company	228,255	10,285,170
Helix Energy Solutions Group, Inc. (A)	25,625	213,456
Helmerich & Payne, Inc.	28,242	1,800,710
ION Geophysical Corp. (A)(B)	2,032	49,378
John Wood Group PLC	157,468	1,300,371
Keane Group, Inc. (A)	9,877	135,019
Liberty Oilfield Services, Inc., Class A (A)	2,917	54,606
Mammoth Energy Services, Inc. (A)(B)	1,552	52,706
Matrix Service Company (A)	5,090	93,402
McDermott International, Inc. (A)	110,994	2,181,032
Nabors Industries, Ltd.	155,320	995,601
National Oilwell Varco, Inc.	99,862	4,334,011
Natural Gas Services Group, Inc. (A)	2,742	64,711
Newpark Resources, Inc. (A)	16,115	174,848
Nine Energy Service, Inc. (A)	1,511	50,044
Noble Corp. PLC (A)	44,418	281,166
Nordic American Offshore, Ltd.	889	1,022
Ocean Rig UDW, Inc., Class A (A)	9,644	284,305
Oceaneering International, Inc.	61,099	1,555,581
Oil States International, Inc. (A)	10,621	340,934
Patterson-UTI Energy, Inc.	97,759	1,759,662
Pioneer Energy Services Corp. (A)	14,789	86,516
ProPetro Holding Corp. (A)	12,740	199,763
RigNet, Inc. (A)	3,223	33,197
Rowan Companies PLC, Class A (A)	73,071	1,185,212
Schlumberger, Ltd.	361,664	24,242,338
SEACOR Holdings, Inc. (A)	3,049	174,616
SEACOR Marine Holdings, Inc. (A)	3,135	72,387
Select Energy Services, Inc., Class A (A)	8,275	120,236
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	4,806	68,678
Superior Energy Services, Inc. (A)	95,914	934,202
TechnipFMC PLC	113,086	3,589,350
Tenaris SA (B)	109,005	1,989,343
TETRA Technologies, Inc. (A)	23,085	102,728
Tidewater, Inc. (A)	4,427	128,073
Transocean, Ltd. (A)(B)	193,363	2,598,799
U.S. Silica Holdings, Inc. (B)	13,984	359,249
Unit Corp. (A)	9,416	240,673
		74,588,242

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 5.2%
Abraxas Petroleum Corp. (A)	30,357	$87,732
Aker BP ASA	25,173	925,942
Alta Mesa Resources, Inc. (A)	17,462	118,916
Anadarko Petroleum Corp.	134,480	9,850,660
Andeavor	36,294	4,761,047
Apache Corp.	100,296	4,688,838
Arch Coal, Inc., Class A	3,361	263,603
Ardmore Shipping Corp. (A)(B)	6,936	56,875
Bonanza Creek Energy, Inc. (A)	3,378	127,925
BP PLC	4,620,579	35,155,755
Cabot Oil & Gas Corp.	117,931	2,806,758
California Resources Corp. (A)(B)	8,044	365,519
Callon Petroleum Company (A)	138,776	1,490,454
Caltex Australia, Ltd.	61,342	1,476,241
Carrizo Oil & Gas, Inc. (A)	14,015	390,318
Chesapeake Energy Corp. (A)(B)	402,000	2,106,480
Chevron Corp.	498,830	63,067,077
Cimarex Energy Company	25,266	2,570,563
Clean Energy Fuels Corp. (A)	25,860	95,423
Cloud Peak Energy, Inc. (A)	14,462	50,472
CNX Resources Corp. (A)	86,461	1,537,277
Concho Resources, Inc. (A)	38,733	5,358,711
ConocoPhillips	305,453	21,265,638
CONSOL Energy, Inc. (A)	5,021	192,555
CVR Energy, Inc. (B)	2,783	102,943
Delek US Holdings, Inc.	14,774	741,212
Denbury Resources, Inc. (A)	78,541	377,782
Devon Energy Corp.	136,656	6,007,398
DHT Holdings, Inc.	16,945	79,472
Dorian LPG, Ltd. (A)	5,603	42,807
Enagas SA	52,964	1,544,761
Energen Corp. (A)	42,957	3,128,129
Energy XXI Gulf Coast, Inc. (A)	6,569	58,070
Eni SpA	590,280	10,944,599
EOG Resources, Inc.	151,105	18,801,995
EQT Corp.	65,892	3,635,921
Equinor ASA	270,121	7,142,688
Euronav NV	6,583	60,564
Evolution Petroleum Corp.	5,619	55,347
Exxon Mobil Corp.	1,105,190	91,432,369
Frontline, Ltd. (A)(B)	14,022	81,888
Galp Energia SGPS SA	115,655	2,200,180
GasLog, Ltd.	7,136	136,298
Golar LNG, Ltd.	16,725	492,719
Green Plains, Inc.	7,097	129,875
Gulfport Energy Corp. (A)	99,979	1,256,736
Halcon Resources Corp. (A)(B)	24,107	105,830
Hess Corp.	68,415	4,576,279
HighPoint Resources Corp. (A)	19,781	120,268
HollyFrontier Corp.	46,089	3,153,870
Idemitsu Kosan Company, Ltd.	31,700	1,127,303
Inpex Corp.	237,341	2,464,995
International Seaways, Inc. (A)	3,850	89,089
Jagged Peak Energy, Inc. (A)(B)	11,580	150,772
JXTG Holdings, Inc.	755,111	5,238,791
Kinder Morgan, Inc.	495,262	8,751,280
Koninklijke Vopak NV	16,172	745,399
Laredo Petroleum, Inc. (A)	27,846	267,879
Lilis Energy, Inc. (A)(B)	9,001	46,805
Lundin Petroleum AB	43,760	1,388,945
Marathon Oil Corp.	223,434	4,660,833
Marathon Petroleum Corp.	120,575	8,459,542
Matador Resources Company (A)	63,196	1,899,040
Midstates Petroleum Company, Inc. (A)	3,317	45,144
Murphy Oil Corp.	71,711	2,421,680

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Neste OYJ	29,604	$2,316,183
Newfield Exploration Company (A)	51,339	1,553,005
Noble Energy, Inc.	126,542	4,464,402
Nordic American Tankers, Ltd.	27,234	72,987
Northern Oil and Gas, Inc. (A)	20,640	65,016
Oasis Petroleum, Inc. (A)	165,380	2,144,979
Occidental Petroleum Corp.	199,909	16,728,385
Oil Search, Ltd.	316,643	2,080,327
OMV AG	34,010	1,923,528
ONEOK, Inc.	107,077	7,477,187
Origin Energy, Ltd. (A)	406,014	3,011,466
Overseas Shipholding Group, Inc., Class A (A)	10,909	42,327
Panhandle Oil and Gas, Inc., Class A	3,136	59,898
Par Pacific Holdings, Inc. (A)	5,499	95,573
PBF Energy, Inc., Class A	49,482	2,074,780
PDC Energy, Inc. (A)	11,756	710,650
Peabody Energy Corp.	14,250	648,090
Penn Virginia Corp. (A)(B)	2,215	188,031
Phillips 66	109,566	12,305,357
Pioneer Natural Resources Company	44,460	8,413,610
QEP Resources, Inc. (A)	104,781	1,284,615
Range Resources Corp.	99,986	1,672,766
Renewable Energy Group, Inc. (A)	6,606	117,917
Repsol SA	306,816	5,988,766
Resolute Energy Corp. (A)(B)	3,963	123,646
REX American Resources Corp. (A)	1,050	85,019
Ring Energy, Inc. (A)	10,454	131,929
Royal Dutch Shell PLC, A Shares	1,066,321	36,904,207
Royal Dutch Shell PLC, B Shares	868,791	31,114,015
Sanchez Energy Corp. (A)(B)	15,141	68,437
SandRidge Energy, Inc. (A)	5,537	98,226
Santos, Ltd. (A)	410,868	1,902,995
Scorpio Tankers, Inc.	52,687	148,050
SemGroup Corp., Class A	14,100	358,140
Ship Finance International, Ltd. (B)	13,939	208,388
Showa Shell Sekiyu KK	44,094	656,952
SilverBow Resources, Inc. (A)	1,436	41,472
SM Energy Company	45,296	1,163,654
Snam SpA	525,488	2,189,921
Southwestern Energy Company (A)	329,997	1,748,984
SRC Energy, Inc. (A)	42,978	473,618
Talos Energy, Inc. (A)	3,593	115,443
Teekay Corp.	12,301	95,333
Teekay Tankers, Ltd., Class A	40,494	47,378
Tellurian, Inc. (A)	14,706	122,354
The Williams Companies, Inc.	215,275	5,836,105
TOTAL SA	558,775	33,932,023
Ultra Petroleum Corp. (A)	30,064	69,448
Uranium Energy Corp. (A)(B)	31,582	50,847
Valero Energy Corp.	112,482	12,466,380
W&T Offshore, Inc. (A)	16,999	121,543
WildHorse Resource Development Corp. (A)	4,826	122,387
Woodside Petroleum, Ltd.	208,845	5,473,093
World Fuel Services Corp.	41,997	857,159
WPX Energy, Inc. (A)	176,199	3,176,868
Zion Oil & Gas, Inc. (A)	10,847	43,985
		568,366,120
		642,954,362
Financials – 15.6%
Banks – 7.8%
1st Constitution Bancorp	2,361	54,067
1st Source Corp.	2,560	136,781
ABN AMRO Group NV (C)	97,773	2,528,583
Access National Corp.	3,096	88,546

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
ACNB Corp.	1,526	$51,960
AIB Group PLC	187,159	1,013,540
Allegiance Bancshares, Inc. (A)	2,362	102,393
American National Bankshares, Inc.	1,748	69,920
Ameris Bancorp	7,025	374,784
Aozora Bank, Ltd.	27,227	1,033,308
Arrow Financial Corp.	2,142	77,969
Associated Banc-Corp	74,667	2,038,409
Atlantic Capital Bancshares, Inc. (A)	5,104	100,294
Auburn National Bancorporation, Inc.	823	40,829
Australia & New Zealand Banking
Group, Ltd.	678,670	14,204,269
Banc of California, Inc.	7,456	145,765
BancFirst Corp.	2,937	173,870
Banco Bilbao Vizcaya Argentaria SA	1,546,610	10,907,568
Banco de Sabadell SA	1,305,802	2,180,442
Banco Espirito Santo SA (A)	625,609	500
Banco Santander SA	3,742,601	20,002,199
BancorpSouth Bank	52,749	1,738,080
Bank Hapoalim BM	245,673	1,665,474
Bank Leumi Le-Israel BM	334,509	1,979,317
Bank of America Corp.	2,461,373	69,386,105
Bank of Commerce Holdings	5,115	65,216
Bank of Hawaii Corp.	18,638	1,554,782
Bank of Ireland Group PLC	224,370	1,741,161
Bank of Marin Bancorp	1,369	110,684
Bank of Queensland, Ltd.	89,200	671,619
Bank of the Ozarks	53,539	2,411,397
Bankia SA (B)	282,350	1,052,902
Bankinter SA	158,327	1,536,246
Bankwell Financial Group, Inc.	1,405	45,171
Banner Corp.	5,532	332,639
Bar Harbor Bankshares	2,938	88,992
Barclays PLC	3,959,376	9,786,525
Baycom Corp. (A)	2,975	73,631
BB&T Corp.	203,220	10,250,417
BCB Bancorp, Inc.	2,856	42,840
Bendigo & Adelaide Bank, Ltd.	112,325	899,853
Berkshire Hills Bancorp, Inc.	6,922	281,033
Blue Hills Bancorp, Inc.	4,056	90,043
BNP Paribas SA	260,705	16,126,399
BOC Hong Kong Holdings, Ltd.	855,241	4,019,577
Boston Private Financial Holdings, Inc.	14,594	232,045
Bridge Bancorp, Inc.	3,139	112,847
Brookline Bancorp, Inc.	13,853	257,666
Bryn Mawr Bank Corp.	3,461	160,244
Business First Bancshares, Inc.	1,989	52,410
Byline Bancorp, Inc. (A)	3,098	69,209
C&F Financial Corp.	774	48,414
Cadence BanCorp	7,924	228,766
CaixaBank SA	829,374	3,569,862
Cambridge Bancorp (B)	822	71,136
Camden National Corp.	2,780	127,074
Capital City Bank Group, Inc.	2,638	62,336
Capstar Financial Holdings, Inc. (A)	2,760	51,143
Carolina Financial Corp.	3,435	147,430
Cathay General Bancorp	47,005	1,903,232
CB Financial Services, Inc.	1,709	58,790
CBTX, Inc. (B)	3,443	113,791
CenterState Bank Corp.	14,451	430,929
Central Pacific Financial Corp.	5,075	145,399
Central Valley Community Bancorp	2,352	49,768
Century Bancorp, Inc., Class A	601	45,916
Chemical Financial Corp.	43,885	2,443,078
Citigroup, Inc.	665,587	44,541,082

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citizens & Northern Corp.	2,537	$65,607
Citizens Financial Group, Inc.	126,665	4,927,269
City Holding Company	2,510	188,827
Civista Bancshares, Inc.	3,186	77,229
CNB Financial Corp.	2,772	83,326
CoBiz Financial, Inc.	6,978	149,887
Codorus Valley Bancorp, Inc.	1,875	57,525
Columbia Banking System, Inc.	12,751	521,516
Comerica, Inc.	44,808	4,073,943
Commerce Bancshares, Inc.	41,369	2,676,988
Commerzbank AG (A)	232,558	2,218,451
Commonwealth Bank of Australia	406,567	21,927,202
Community Bank System, Inc.	8,568	506,112
Community Bankers Trust Corp. (A)	5,133	45,940
Community Trust Bancorp, Inc.	2,670	133,367
Concordia Financial Group, Ltd.	254,046	1,291,017
ConnectOne Bancorp, Inc.	5,446	135,605
Credit Agricole SA	263,039	3,491,191
Cullen/Frost Bankers, Inc.	25,599	2,770,836
Customers Bancorp, Inc. (A)	5,076	144,057
CVB Financial Corp.	18,261	409,412
Danske Bank A/S	174,170	5,426,072
DBS Group Holdings, Ltd.	416,283	8,095,463
DNB ASA	227,766	4,435,301
Eagle Bancorp, Inc. (A)	5,653	346,529
East West Bancorp, Inc.	63,893	4,165,824
Enterprise Financial Services Corp.	3,852	207,815
Equity Bancshares, Inc., Class A (A)	2,572	106,687
Erste Group Bank AG (A)	69,515	2,898,073
Esquire Financial Holdings, Inc. (A)	1,705	44,995
Evans Bancorp, Inc.	1,072	49,419
Farmers & Merchants Bancorp, Inc.	1,570	63,350
Farmers Capital Bank Corp.	1,499	78,098
Farmers National Banc Corp.	5,131	81,839
FB Financial Corp.	2,164	88,118
FCB Financial Holdings, Inc., Class A (A)	7,384	434,179
Fidelity Southern Corp.	4,109	104,410
Fifth Third Bancorp	179,129	5,141,002
Financial Institutions, Inc.	3,109	102,286
First Bancorp (NC)	5,088	208,150
First BanCorp (PR) (A)	37,561	287,342
First Bancorp, Inc.	2,109	59,516
First Busey Corp.	7,504	238,027
First Business Financial Services, Inc.	2,454	63,804
First Choice Bancorp	1,624	49,629
First Commonwealth Financial Corp.	16,743	259,684
First Community Bancshares, Inc.	3,107	98,989
First Community Corp.	2,396	60,140
First Connecticut Bancorp, Inc.	3,162	96,757
First Financial Bancorp	16,736	512,958
First Financial Bankshares, Inc. (B)	11,416	581,074
First Financial Corp.	2,114	95,870
First Financial Northwest, Inc.	2,793	54,519
First Foundation, Inc. (A)	6,218	115,282
First Horizon National Corp.	144,260	2,573,598
First Internet Bancorp	1,920	65,472
First Interstate BancSystem, Inc., Class A	5,680	239,696
First Merchants Corp.	8,535	396,024
First Mid-Illinois Bancshares, Inc.	2,335	91,766
First Midwest Bancorp, Inc.	17,830	454,130
First NBC Bank Holding Company (A)	4,227	211
First Northwest Bancorp (A)	2,514	40,149
First United Corp.	2,147	43,906
Flushing Financial Corp.	5,313	138,669
FNB Bancorp	1,199	43,967

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FNB Corp.	142,774	$1,916,027
Franklin Financial Network, Inc. (A)	2,522	94,827
Fukuoka Financial Group, Inc.	169,101	848,599
Fulton Financial Corp.	107,180	1,768,470
German American Bancorp, Inc.	3,790	135,872
Glacier Bancorp, Inc.	14,911	576,757
Great Southern Bancorp, Inc.	1,967	112,512
Great Western Bancorp, Inc.	10,218	429,054
Green Bancorp, Inc.	4,247	91,735
Guaranty Bancorp	4,591	136,812
Guaranty Bancshares, Inc.	1,474	48,554
Hancock Whitney Corp.	52,353	2,442,267
Hang Seng Bank, Ltd.	176,790	4,414,506
Hanmi Financial Corp.	5,597	158,675
HarborOne Bancorp, Inc. (A)	3,193	60,475
Heartland Financial USA, Inc.	4,887	268,052
Heritage Commerce Corp.	7,548	128,241
Heritage Financial Corp.	5,870	204,570
Hilltop Holdings, Inc.	12,974	286,336
Home BancShares, Inc.	97,415	2,197,682
HomeTrust Bancshares, Inc. (A)	3,141	88,419
Hope Bancorp, Inc.	22,905	408,396
Horizon Bancorp, Inc.	6,686	138,323
Howard Bancorp, Inc. (A)	2,996	53,928
HSBC Holdings PLC	4,641,912	43,375,647
Huntington Bancshares, Inc.	289,989	4,280,238
IBERIABANK Corp.	9,749	738,974
Independent Bank Corp. (MA)	4,690	367,696
Independent Bank Corp. (MI)	3,770	96,135
Independent Bank Group, Inc.	3,764	251,435
ING Groep NV	901,405	12,939,230
International Bancshares Corp.	33,554	1,436,111
Intesa Sanpaolo SpA	3,125,664	9,043,387
Investar Holding Corp.	1,750	48,388
Investors Bancorp, Inc.	41,773	534,277
Japan Post Bank Company, Ltd.	93,200	1,083,593
JPMorgan Chase & Co.	888,699	92,602,436
KBC Group NV	58,392	4,484,509
KeyCorp	275,943	5,391,926
Lakeland Bancorp, Inc.	8,091	160,606
Lakeland Financial Corp.	4,150	199,989
LCNB Corp.	2,295	45,212
LegacyTexas Financial Group, Inc.	8,452	329,797
Live Oak Bancshares, Inc.	4,536	139,028
Lloyds Banking Group PLC	16,725,233	13,877,203
M&T Bank Corp.	37,949	6,457,022
Macatawa Bank Corp.	5,376	65,265
MB Financial, Inc.	51,632	2,411,214
MBT Financial Corp.	4,253	45,294
Mebuki Financial Group, Inc.	191,700	643,033
Mediobanca Banca di Credito Finanziario SpA	142,488	1,318,018
Mercantile Bank Corp.	3,086	114,059
Metropolitan Bank Holding Corp. (A)	1,339	70,271
Middlefield Banc Corp.	1,003	50,852
Midland States Bancorp, Inc.	3,853	132,004
MidSouth Bancorp, Inc.	3,462	45,872
MidWestOne Financial Group, Inc.	2,306	77,897
Mitsubishi UFJ Financial Group, Inc.	2,740,268	15,523,289
Mizrahi Tefahot Bank, Ltd.	31,824	585,488
Mizuho Financial Group, Inc.	5,593,600	9,422,336
MutualFirst Financial, Inc.	1,165	43,979
National Australia Bank, Ltd.	630,837	12,808,899
National Bank Holdings Corp., Class A	4,822	186,081
National Commerce Corp. (A)	2,755	127,557
NBT Bancorp, Inc.	7,522	286,964

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Nicolet Bankshares, Inc. (A)	1,572	$86,633
Nordea Bank AB	705,679	6,769,287
Northrim BanCorp, Inc.	1,875	74,156
Norwood Financial Corp.	1,320	47,546
OFG Bancorp	7,993	112,302
Ohio Valley Banc Corp.	1,191	62,468
Old Line Bancshares, Inc.	3,043	106,231
Old National Bancorp	26,075	484,995
Old Second Bancorp, Inc.	6,060	87,264
Opus Bank	3,482	99,933
Origin Bancorp, Inc. (B)	2,976	121,837
Orrstown Financial Services, Inc.	2,088	54,288
Oversea-Chinese Banking Corp., Ltd.	730,324	6,220,714
Pacific Premier Bancorp, Inc. (A)	7,993	304,933
PacWest Bancorp	55,209	2,728,429
Park National Corp.	2,287	254,818
Parke Bancorp, Inc.	2,094	49,523
Peapack Gladstone Financial Corp.	3,481	120,408
Penns Woods Bancorp, Inc.	1,070	47,915
Peoples Bancorp, Inc.	3,239	122,369
Peoples Financial Services Corp.	1,371	64,464
People’s United Financial, Inc.	90,100	1,629,909
People’s Utah Bancorp	2,988	106,672
Pinnacle Financial Partners, Inc.	32,617	2,001,053
Preferred Bank	2,433	149,532
Premier Financial Bancorp, Inc.	3,249	60,659
Prosperity Bancshares, Inc.	30,793	2,105,009
QCR Holdings, Inc.	2,431	115,351
Raiffeisen Bank International AG	34,939	1,070,507
RBB Bancorp	2,742	88,073
Regions Financial Corp.	291,891	5,189,822
Renasant Corp.	8,378	381,367
Republic Bancorp, Inc., Class A	1,628	73,748
Republic First Bancorp, Inc. (A)	9,477	74,394
Resona Holdings, Inc.	485,246	2,586,253
S&T Bancorp, Inc.	5,823	251,787
Sandy Spring Bancorp, Inc.	5,754	235,972
SB One Bancorp	2,176	64,627
Seacoast Banking Corp. of Florida (A)	8,027	253,493
ServisFirst Bancshares, Inc.	8,255	344,481
Seven Bank, Ltd.	139,440	425,792
Shinsei Bank, Ltd.	37,966	582,526
Shore Bancshares, Inc.	3,356	63,831
Sierra Bancorp	2,727	77,010
Signature Bank (A)	23,668	3,026,664
Simmons First National Corp., Class A	15,803	472,510
Skandinaviska Enskilda Banken AB, Series A	377,592	3,573,673
SmartFinancial, Inc. (A)	3,039	78,285
Societe Generale SA	178,042	7,483,085
South State Corp.	6,258	539,753
Southern First Bancshares, Inc. (A)	1,701	75,184
Southern National Bancorp of Virginia, Inc.	4,579	81,689
Southside Bancshares, Inc.	5,686	191,504
Standard Chartered PLC	650,364	5,907,527
State Bank Financial Corp.	6,367	212,658
Sterling Bancorp	99,414	2,336,229
Stock Yards Bancorp, Inc.	3,840	146,496
Sumitomo Mitsui Financial Group, Inc.	311,658	12,156,527
Sumitomo Mitsui Trust Holdings, Inc.	76,683	3,025,420
Summit Financial Group, Inc.	2,216	59,477
SunTrust Banks, Inc.	121,463	8,018,987
Suruga Bank, Ltd.	37,203	331,381
SVB Financial Group (A)	13,907	4,015,785
Svenska Handelsbanken AB, A Shares	353,192	3,911,759
Swedbank AB, A Shares	211,101	4,497,769

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Synovus Financial Corp.	52,319	$2,764,013
TCF Financial Corp.	74,188	1,826,509
Texas Capital Bancshares, Inc. (A)	21,900	2,003,850
The Bancorp, Inc. (A)	9,689	101,347
The Bank of East Asia, Ltd.	287,799	1,147,067
The Bank of Kyoto, Ltd.	12,314	568,555
The Bank of NT Butterfield & Son, Ltd.	9,227	421,858
The Bank of Princeton (A)	1,608	53,466
The Chiba Bank, Ltd.	140,664	992,090
The First Bancshares, Inc.	2,553	91,780
The First of Long Island Corp.	4,680	116,298
The PNC Financial Services Group, Inc.	122,583	16,560,963
The Royal Bank of Scotland Group PLC (A)	829,218	2,791,590
The Shizuoka Bank, Ltd.	104,908	943,260
Tompkins Financial Corp.	2,521	216,503
Towne Bank	11,408	366,197
TriCo Bancshares	3,641	136,355
TriState Capital Holdings, Inc. (A)	4,225	110,273
Triumph Bancorp, Inc. (A)	4,250	173,188
Trustmark Corp.	41,663	1,359,464
U.S. Bancorp	407,364	20,376,347
UMB Financial Corp.	27,207	2,073,990
Umpqua Holdings Corp.	97,086	2,193,173
UniCredit SpA	465,640	7,717,703
Union Bankshares Corp.	11,448	445,098
United Bankshares, Inc. (B)	63,897	2,325,851
United Community Banks, Inc.	13,651	418,676
United Overseas Bank, Ltd.	310,539	6,086,170
Univest Corp. of Pennsylvania	5,000	137,500
Valley National Bancorp	172,898	2,102,440
Veritex Holdings, Inc. (A)	4,367	135,683
Washington Trust Bancorp, Inc.	2,569	149,259
Webster Financial Corp.	40,609	2,586,793
Wells Fargo & Company	1,144,800	63,467,712
WesBanco, Inc.	7,746	348,880
West Bancorporation, Inc.	3,088	77,663
Westamerica Bancorporation (B)	4,616	260,850
Westpac Banking Corp.	789,670	17,149,237
Wintrust Financial Corp.	24,820	2,160,581
Yamaguchi Financial Group, Inc.	45,554	512,466
Zions Bancorporation	51,057	2,690,193
		841,938,696
Capital markets – 2.7%
3i Group PLC	224,891	2,662,513
Affiliated Managers Group, Inc.	14,128	2,100,410
Ameriprise Financial, Inc.	37,756	5,281,309
Amundi SA (C)	14,225	983,300
Arlington Asset Investment Corp., Class A (B)	5,573	57,458
Artisan Partners Asset Management, Inc.,
Class A	8,638	260,436
ASX, Ltd.	44,740	2,132,655
B. Riley Financial, Inc.	3,899	87,922
BlackRock, Inc.	32,191	16,064,597
BrightSphere Investment Group PLC	14,720	209,907
Cboe Global Markets, Inc.	29,077	3,026,043
CME Group, Inc.	88,884	14,569,865
Cohen & Steers, Inc.	4,065	169,551
Cowen, Inc. (A)	5,228	72,408
Credit Suisse Group AG (A)	592,879	8,865,357
Daiwa Securities Group, Inc.	373,508	2,164,802
Deutsche Bank AG	455,390	4,871,976
Deutsche Boerse AG	44,848	5,962,723
Diamond Hill Investment Group, Inc.	618	120,158
Donnelley Financial Solutions, Inc. (A)	6,125	106,391
E*TRADE Financial Corp. (A)	68,880	4,212,701

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Eaton Vance Corp.	52,566	$2,743,420
Evercore, Inc., Class A	17,955	1,893,355
FactSet Research Systems, Inc.	17,143	3,396,028
Federated Investors, Inc., Class B	59,171	1,379,868
Financial Engines, Inc.	11,321	508,313
Franklin Resources, Inc.	83,270	2,668,804
GAIN Capital Holdings, Inc. (B)	5,124	38,686
Greenhill & Company, Inc. (B)	3,903	110,845
Hamilton Lane, Inc., Class A	2,677	128,416
Hargreaves Lansdown PLC	66,193	1,715,835
Hong Kong Exchanges & Clearing, Ltd.	273,171	8,175,335
Houlihan Lokey, Inc.	5,151	263,834
Interactive Brokers Group, Inc., Class A	31,518	2,030,074
Intercontinental Exchange, Inc.	151,216	11,121,937
INTL. FCStone, Inc. (A)	2,747	142,047
Invesco, Ltd.	106,503	2,828,720
Investec PLC	154,356	1,091,412
Investment Technology Group, Inc.	5,979	125,081
Janus Henderson Group PLC	79,517	2,443,557
Japan Exchange Group, Inc.	118,200	2,192,389
Julius Baer Group, Ltd. (A)	51,711	3,028,787
Ladenburg Thalmann Financial Services, Inc.	20,052	68,177
Legg Mason, Inc.	37,668	1,308,210
London Stock Exchange Group PLC	72,680	4,278,635
Macquarie Group, Ltd.	75,100	6,844,330
MarketAxess Holdings, Inc.	16,581	3,280,717
Moelis & Company, Class A	6,893	404,274
Moody’s Corp.	43,729	7,458,418
Morgan Stanley	355,787	16,864,304
MSCI, Inc.	23,237	3,844,097
Nasdaq, Inc.	30,617	2,794,414
Natixis SA	216,784	1,533,866
Nomura Holdings, Inc.	802,813	3,884,857
Northern Trust Corp.	55,229	5,682,512
Oppenheimer Holdings, Inc., Class A	2,018	56,504
Partners Group Holding AG (B)	4,012	2,932,954
Piper Jaffray Companies	2,603	200,041
PJT Partners, Inc., Class A	3,470	185,263
Raymond James Financial, Inc.	34,107	3,047,460
S&P Global, Inc.	65,599	13,374,980
Safeguard Scientifics, Inc. (A)	4,614	59,059
SBI Holdings, Inc.	52,090	1,335,603
Schroders PLC	28,770	1,193,863
SEI Investments Company	57,851	3,616,845
Singapore Exchange, Ltd.	184,548	969,782
St. James’s Place PLC	121,958	1,840,115
State Street Corp.	95,386	8,879,483
Stifel Financial Corp.	43,856	2,291,476
T. Rowe Price Group, Inc.	63,212	7,338,281
The Bank of New York Mellon Corp.	263,808	14,227,165
The Charles Schwab Corp.	313,431	16,016,324
The Goldman Sachs Group, Inc.	91,674	20,220,534
Thomson Reuters Corp.	29,396	1,185,247
UBS Group AG (A)	893,812	13,702,454
Virtus Investment Partners, Inc.	1,257	160,833
Waddell & Reed Financial, Inc., Class A (B)	14,247	256,019
Westwood Holdings Group, Inc.	1,578	93,954
WisdomTree Investments, Inc.	21,062	191,243
		293,631,518
Consumer finance – 0.5%
Acom Company, Ltd.	90,110	345,931
AEON Financial Service Company, Ltd.	26,853	572,346
American Express Company	186,407	18,267,886
Capital One Financial Corp.	126,994	11,670,749
Credit Saison Company, Ltd.	36,799	578,147

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Discover Financial Services	91,106	$6,414,773
Elevate Credit, Inc. (A)	4,525	38,282
Encore Capital Group, Inc. (A)(B)	4,622	169,165
Enova International, Inc. (A)	5,875	214,731
EZCORP, Inc., Class A (A)	9,087	109,498
FirstCash, Inc.	7,825	703,076
Green Dot Corp., Class A (A)	8,429	618,604
LendingClub Corp. (A)	56,780	215,196
Navient Corp.	116,654	1,520,002
Nelnet, Inc., Class A	3,248	189,716
PRA Group, Inc. (A)(B)	7,978	307,552
Regional Management Corp. (A)	1,730	60,585
SLM Corp. (A)	191,880	2,197,026
Synchrony Financial	185,206	6,182,176
World Acceptance Corp. (A)	1,086	120,557
		50,495,998
Diversified financial services – 1.1%
AMP, Ltd.	674,631	1,774,415
Banco Latinoamericano de Comercio
Exterior SA	5,299	130,408
Berkshire Hathaway, Inc., Class B (A)	502,383	93,769,787
Cannae Holdings, Inc. (A)	11,946	221,598
Challenger, Ltd.	127,680	1,117,359
Eurazeo SA	10,799	817,402
EXOR NV	24,989	1,672,195
FGL Holdings (A)(B)	25,270	212,015
Groupe Bruxelles Lambert SA (B)	18,646	1,961,563
Industrivarden AB, C Shares	39,022	752,740
Investor AB, B Shares	106,182	4,301,074
Jefferies Financial Group, Inc.	79,243	1,801,986
Kinnevik AB, B Shares	54,087	1,843,130
L E Lundbergforetagen AB, B Shares	17,514	536,067
Marlin Business Services Corp.	1,714	51,163
Mitsubishi UFJ Lease & Finance
Company, Ltd.	93,696	574,391
NewStar Financial, Inc. (A)(D)	6,344	3,123
On Deck Capital, Inc. (A)	9,763	68,341
ORIX Corp.	307,983	4,854,458
Pargesa Holding SA	9,046	765,661
Standard Life Aberdeen PLC	619,210	2,651,560
Tokyo Century Corp.	9,900	560,431
Wendel SA	6,492	893,242
		121,334,109
Insurance – 3.4%
Admiral Group PLC	46,930	1,179,459
Aegon NV	411,702	2,458,114
Aflac, Inc.	202,166	8,697,129
Ageas	43,554	2,192,642
AIA Group, Ltd.	2,800,535	24,396,612
Alleghany Corp.	6,738	3,874,148
Allianz SE	102,114	21,041,058
Ambac Financial Group, Inc. (A)	8,060	159,991
American Equity Investment Life
Holding Company	15,911	572,796
American Financial Group, Inc.	30,593	3,283,547
American International Group, Inc.	234,361	12,425,820
AMERISAFE, Inc.	3,356	193,809
AmTrust Financial Services, Inc. (B)	19,729	287,452
Aon PLC	63,839	8,756,796
Argo Group International Holdings, Ltd.	5,709	331,978
Arthur J. Gallagher & Company	47,343	3,090,551
Aspen Insurance Holdings, Ltd.	26,299	1,070,369
Assicurazioni Generali SpA	271,911	4,545,800
Assurant, Inc.	13,647	1,412,328

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Aviva PLC	931,945	$6,183,536
AXA SA	449,999	10,995,175
Baldwin & Lyons, Inc., Class B	1,893	46,189
Baloise Holding AG	11,423	1,656,988
Brighthouse Financial, Inc. (A)	24,728	990,851
Brown & Brown, Inc.	101,105	2,803,642
Chubb, Ltd.	121,571	15,441,948
Cincinnati Financial Corp.	38,943	2,603,729
Citizens, Inc. (A)(B)	9,237	71,956
CNO Financial Group, Inc.	103,063	1,962,320
CNP Assurances	39,230	891,287
Dai-ichi Life Holdings, Inc.	250,937	4,466,085
Direct Line Insurance Group PLC	322,993	1,457,561
eHealth, Inc. (A)	3,548	78,411
EMC Insurance Group, Inc.	1,749	48,587
Employers Holdings, Inc.	5,677	228,215
Enstar Group, Ltd. (A)	2,059	426,831
Everest Re Group, Ltd.	10,699	2,465,906
FBL Financial Group, Inc., Class A	1,782	140,333
FedNat Holding Company	2,477	57,144
First American Financial Corp.	49,185	2,543,848
Genworth Financial, Inc., Class A (A)	310,043	1,395,194
Gjensidige Forsikring ASA	46,879	767,479
Global Indemnity, Ltd.	1,661	64,746
Goosehead Insurance, Inc., Class A (A)	2,295	57,283
Greenlight Capital Re, Ltd., Class A (A)	5,905	83,851
Hannover Rueck SE	13,922	1,730,806
HCI Group, Inc.	1,519	63,145
Health Insurance Innovations, Inc.,
Class A (A)	2,116	68,453
Heritage Insurance Holdings, Inc. (B)	3,979	66,330
Horace Mann Educators Corp.	7,329	326,873
Independence Holding Company	1,050	34,913
Infinity Property & Casualty Corp. (B)	1,859	264,629
Insurance Australia Group, Ltd.	547,510	3,454,076
Investors Title Company	278	51,335
James River Group Holdings, Ltd.	4,589	180,302
Japan Post Holdings Company, Ltd.	364,100	3,984,625
Kemper Corp.	28,635	2,166,238
Kinsale Capital Group, Inc.	3,407	186,908
Legal & General Group PLC	1,386,469	4,849,643
Lincoln National Corp.	57,403	3,573,337
Loews Corp.	68,401	3,302,400
Maiden Holdings, Ltd.	12,653	98,061
Mapfre SA	252,889	760,119
Marsh & McLennan Companies, Inc.	132,457	10,857,500
MBIA, Inc. (A)	15,844	143,230
Medibank Pvt., Ltd.	644,433	1,391,480
Mercury General Corp.	16,154	735,976
MetLife, Inc.	265,433	11,572,879
MS&AD Insurance Group Holdings, Inc.	109,751	3,408,711
Muenchener
Rueckversicherungs-Gesellschaft AG	35,979	7,564,326
National General Holdings Corp.	11,033	290,499
National Western Life Group, Inc., Class A	426	130,893
NN Group NV	70,912	2,875,936
Old Mutual, Ltd. (A)	1,139,972	2,253,682
Old Republic International Corp.	110,590	2,201,847
Poste Italiane SpA (C)	123,434	1,030,257
Primerica, Inc.	27,132	2,702,347
Principal Financial Group, Inc.	69,522	3,681,190
ProAssurance Corp.	9,491	336,456
Prudential Financial, Inc.	109,650	10,253,372
Prudential PLC	600,321	13,685,113
QBE Insurance Group, Ltd.	313,372	2,256,043

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Quilter PLC (A)(C)	379,991	$726,763
Reinsurance Group of America, Inc.	28,453	3,797,906
RenaissanceRe Holdings, Ltd.	17,747	2,135,319
RLI Corp.	6,930	458,697
RSA Insurance Group PLC	236,607	2,116,051
Safety Insurance Group, Inc.	2,563	218,880
Sampo OYJ, A Shares	102,616	4,997,470
SCOR SE	38,192	1,412,380
Selective Insurance Group, Inc.	10,268	564,740
Sompo Holdings, Inc.	77,091	3,110,621
Sony Financial Holdings, Inc.	39,516	752,902
State Auto Financial Corp.	3,006	89,909
Stewart Information Services Corp.	4,080	175,726
Suncorp Group, Ltd.	299,664	3,231,724
Swiss Life Holding AG (A)	7,936	2,751,818
Swiss Re AG	73,061	6,378,872
T&D Holdings, Inc.	129,125	1,936,624
The Allstate Corp.	91,720	8,371,284
The Hanover Insurance Group, Inc.	18,758	2,242,706
The Hartford Financial Services Group, Inc.	93,913	4,801,772
The Navigators Group, Inc.	3,704	211,128
The Progressive Corp.	151,996	8,990,563
The Travelers Companies, Inc.	70,531	8,628,763
Third Point Reinsurance, Ltd. (A)	14,511	181,388
Tiptree, Inc.	7,301	49,647
Tokio Marine Holdings, Inc.	156,285	7,311,520
Torchmark Corp.	27,661	2,251,882
Trupanion, Inc. (A)(B)	4,405	170,033
Tryg A/S (B)	27,967	654,942
United Fire Group, Inc.	3,637	198,253
United Insurance Holdings Corp.	3,883	76,029
Universal Insurance Holdings, Inc.	5,569	195,472
Unum Group	56,979	2,107,653
W.R. Berkley Corp.	42,384	3,069,025
Willis Towers Watson PLC	34,381	5,212,160
WMIH Corp. (A)	40,928	54,844
XL Group, Ltd.	67,198	3,759,728
Zurich Insurance Group AG	35,098	10,379,526
		364,208,144
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	5,273	99,080
Anworth Mortgage Asset Corp.	17,936	89,142
Apollo Commercial Real Estate Finance, Inc.	21,167	386,933
Arbor Realty Trust, Inc.	8,953	93,380
Ares Commercial Real Estate Corp.	5,643	77,930
ARMOUR Residential REIT, Inc.	6,811	155,359
Blackstone Mortgage Trust, Inc., Class A	16,865	530,067
Capstead Mortgage Corp.	15,394	137,776
Cherry Hill Mortgage Investment Corp.	2,929	52,312
Colony Credit Real Estate, Inc. (B)	14,628	303,238
CYS Investments, Inc.	26,916	201,870
Dynex Capital, Inc.	11,187	73,051
Exantas Capital Corp.	6,391	65,060
Granite Point Mortgage Trust, Inc.	7,717	141,607
Great Ajax Corp.	4,489	58,716
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.	9,195	181,601
Invesco Mortgage Capital, Inc.	18,577	295,374
KKR Real Estate Finance Trust, Inc.	1,864	36,870
Ladder Capital Corp.	14,661	229,005
MTGE Investment Corp.	6,878	134,809
New York Mortgage Trust, Inc.	19,873	119,437
Orchid Island Capital, Inc.	10,142	76,268
PennyMac Mortgage Investment Trust	10,096	191,723
Redwood Trust, Inc.	12,962	213,484

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Sutherland Asset Management Corp.	3,473	$56,436
TPG RE Finance Trust, Inc.	5,383	109,383
Western Asset Mortgage Capital Corp.	7,365	76,743
		4,186,654
Thrifts and mortgage finance – 0.1%
BankFinancial Corp.	3,582	63,222
Beneficial Bancorp, Inc.	12,078	195,664
BofI Holding, Inc. (A)	10,332	422,682
BSB Bancorp, Inc. (A)	1,671	57,482
Capitol Federal Financial, Inc.	21,974	289,178
Charter Financial Corp.	2,652	64,046
Columbia Financial, Inc. (A)(B)	8,932	147,825
Dime Community Bancshares, Inc.	6,104	119,028
Entegra Financial Corp. (A)	1,390	40,727
Essent Group, Ltd. (A)	16,923	606,182
Federal Agricultural Mortgage Corp., Class C	1,569	140,394
First Defiance Financial Corp.	1,760	118,026
Flagstar Bancorp, Inc. (A)	5,016	171,848
FS Bancorp, Inc.	927	58,633
Hingham Institution for Savings	236	51,849
Home Bancorp, Inc.	1,694	78,856
HomeStreet, Inc. (A)	4,621	124,536
Kearny Financial Corp.	17,038	229,161
LendingTree, Inc. (A)(B)	4,846	1,036,075
Merchants Bancorp	2,999	85,561
Meridian Bancorp, Inc.	8,581	164,326
Meta Financial Group, Inc.	1,669	162,561
MGIC Investment Corp. (A)	65,661	703,886
Nationstar Mortgage Holdings, Inc. (A)	5,218	91,472
New York Community Bancorp, Inc.	216,230	2,387,179
NMI Holdings, Inc., Class A (A)	11,210	182,723
Northfield Bancorp, Inc.	8,531	141,785
Northwest Bancshares, Inc.	16,019	278,570
OceanFirst Financial Corp.	8,349	250,136
Ocwen Financial Corp. (A)	21,643	85,706
OP Bancorp (A)	3,504	44,571
Oritani Financial Corp.	7,797	126,311
PCSB Financial Corp.	3,616	71,850
PennyMac Financial Services, Inc.,
Class A (A)	3,647	71,664
PHH Corp. (A)	6,292	68,331
Provident Financial Services, Inc.	10,461	287,991
Radian Group, Inc.	38,213	619,815
Riverview Bancorp, Inc.	5,198	43,871
SI Financial Group, Inc.	4,120	60,770
Southern Missouri Bancorp, Inc.	1,354	52,833
Sterling Bancorp, Inc.	3,474	46,413
Territorial Bancorp, Inc.	2,233	69,223
Timberland Bancorp, Inc.	1,422	53,097
TrustCo Bank Corp.	17,837	158,749
United Community Financial Corp.	9,221	101,339
United Financial Bancorp, Inc.	9,365	164,075
Walker & Dunlop, Inc.	4,885	271,850
Washington Federal, Inc.	51,748	1,692,160
Waterstone Financial, Inc.	4,229	72,104
Western New England Bancorp, Inc.	5,489	60,379
WSFS Financial Corp.	5,357	285,528
		12,972,243
		1,688,767,362
Health care – 12.3%
Biotechnology – 2.0%
AbbVie, Inc.	395,604	36,652,711
Abeona Therapeutics, Inc. (A)(B)	5,655	90,480
ACADIA Pharmaceuticals, Inc. (A)	17,789	271,638

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Acceleron Pharma, Inc. (A)	6,982	$338,767
Achaogen, Inc. (A)(B)	5,904	51,129
Achillion Pharmaceuticals, Inc. (A)	25,593	72,428
Acorda Therapeutics, Inc. (A)	7,901	226,759
Adamas Pharmaceuticals, Inc. (A)(B)	3,998	103,268
Aduro Biotech, Inc. (A)	12,012	84,084
Adverum Biotechnologies, Inc. (A)	10,597	56,164
Aeglea BioTherapeutics, Inc. (A)	3,442	36,416
Agenus, Inc. (A)	16,260	36,910
Aimmune Therapeutics, Inc. (A)	7,811	210,038
Akebia Therapeutics, Inc. (A)	9,635	96,157
Albireo Pharma, Inc. (A)	1,808	64,184
Alder Biopharmaceuticals, Inc. (A)(B)	10,607	167,591
Alexion Pharmaceuticals, Inc. (A)	58,305	7,238,566
AMAG Pharmaceuticals, Inc. (A)	6,216	121,212
Amgen, Inc.	173,863	32,093,371
Amicus Therapeutics, Inc. (A)	33,619	525,129
AnaptysBio, Inc. (A)	3,318	235,711
Apellis Pharmaceuticals, Inc. (A)(B)	6,533	143,726
Arbutus Biopharma Corp. (A)	7,476	54,575
Arena Pharmaceuticals, Inc. (A)	8,902	388,127
ArQule, Inc. (A)(B)	16,491	91,195
Array BioPharma, Inc. (A)	36,243	608,158
Arrowhead Pharmaceuticals, Inc. (A)(B)	15,654	212,894
Atara Biotherapeutics, Inc. (A)(B)	7,271	267,209
Athenex, Inc. (A)(B)	7,716	143,981
Athersys, Inc. (A)(B)	23,523	46,340
Audentes Therapeutics, Inc. (A)	5,749	219,669
AVEO Pharmaceuticals, Inc. (A)(B)	20,258	45,783
Bellicum Pharmaceuticals, Inc. (A)	7,940	58,597
BioCryst Pharmaceuticals, Inc. (A)	18,191	104,234
Biogen, Inc. (A)	55,086	15,988,161
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	4,930	194,834
BioSpecifics Technologies Corp. (A)	1,292	57,959
BioTime, Inc. (A)(B)	18,293	37,684
Blueprint Medicines Corp. (A)	7,367	467,657
Calithera Biosciences, Inc. (A)	6,669	33,345
Cara Therapeutics, Inc. (A)(B)	5,057	96,842
CareDx, Inc. (A)	5,985	73,256
CASI Pharmaceuticals, Inc. (A)(B)	9,496	78,152
Catalyst Pharmaceuticals, Inc. (A)	18,544	57,857
Celgene Corp. (A)	184,529	14,655,293
Cellular Biomedicine Group, Inc. (A)(B)	2,328	45,512
ChemoCentryx, Inc. (A)	4,264	56,157
Chimerix, Inc. (A)	9,514	45,287
Clovis Oncology, Inc. (A)	8,493	386,177
Cohbar, Inc. (A)	4,672	30,602
Coherus Biosciences, Inc. (A)	8,625	120,750
Concert Pharmaceuticals, Inc. (A)	4,026	67,758
Corbus Pharmaceuticals Holdings, Inc. (A)	10,374	52,389
Corvus Pharmaceuticals, Inc. (A)	2,904	31,886
CSL, Ltd.	104,922	14,934,915
CTI BioPharma Corp. (A)(B)	11,222	55,886
Cue Biopharma, Inc. (A)(B)	3,789	44,938
Cytokinetics, Inc. (A)	8,989	74,609
CytomX Therapeutics, Inc. (A)	6,988	159,746
Deciphera Pharmaceuticals, Inc. (A)	1,456	57,294
Denali Therapeutics, Inc. (A)(B)	3,265	49,791
Dicerna Pharmaceuticals, Inc. (A)	8,172	100,107
Dyax Corp. (A)(D)	30,138	119,045
Dynavax Technologies Corp. (A)(B)	11,252	171,593
Eagle Pharmaceuticals, Inc. (A)(B)	1,872	141,636
Editas Medicine, Inc. (A)(B)	8,217	294,415
Emergent BioSolutions, Inc. (A)	7,918	399,780

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Enanta Pharmaceuticals, Inc. (A)	2,982	$345,614
Epizyme, Inc. (A)	9,577	129,768
Esperion Therapeutics, Inc. (A)(B)	4,165	163,226
Exelixis, Inc. (A)	121,287	2,610,096
Fate Therapeutics, Inc. (A)(B)	9,022	102,309
FibroGen, Inc. (A)	13,292	832,079
Five Prime Therapeutics, Inc. (A)	6,240	98,654
Flexion Therapeutics, Inc. (A)(B)	6,139	158,693
Foundation Medicine, Inc. (A)	2,719	371,687
G1 Therapeutics, Inc. (A)(B)	3,667	159,368
Genmab A/S (A)	14,220	2,188,003
Genomic Health, Inc. (A)	3,748	188,899
Geron Corp. (A)(B)	29,239	100,290
Gilead Sciences, Inc.	339,444	24,046,213
Global Blood Therapeutics, Inc. (A)	8,962	405,082
GlycoMimetics, Inc. (A)	6,199	99,990
Grifols SA	68,863	2,064,018
Halozyme Therapeutics, Inc. (A)	22,319	376,522
Heron Therapeutics, Inc. (A)	11,385	442,307
Homology Medicines, Inc. (A)	2,102	42,881
Idera Pharmaceuticals, Inc. (A)	31,244	41,242
ImmunoGen, Inc. (A)	22,974	223,537
Immunomedics, Inc. (A)(B)	23,377	553,334
Incyte Corp. (A)	45,816	3,069,672
Inovio Pharmaceuticals, Inc. (A)	16,305	63,916
Insmed, Inc. (A)	13,702	324,052
Insys Therapeutics, Inc. (A)(B)	5,282	38,242
Intellia Therapeutics, Inc. (A)(B)	6,024	164,817
Intercept Pharmaceuticals, Inc. (A)	3,920	328,927
Intrexon Corp. (A)(B)	12,539	174,794
Invitae Corp. (A)	12,010	88,274
Iovance Biotherapeutics, Inc. (A)	14,817	189,658
Ironwood Pharmaceuticals, Inc. (A)	24,752	473,258
Kadmon Holdings, Inc. (A)	13,759	54,898
KalVista Pharmaceuticals, Inc. (A)	231	1,876
Karyopharm Therapeutics, Inc. (A)	8,815	149,767
Keryx Biopharmaceuticals, Inc. (A)(B)	18,374	69,086
Kindred Biosciences, Inc. (A)	5,458	58,128
Kura Oncology, Inc. (A)	4,657	84,757
La Jolla Pharmaceutical Company (A)	3,979	116,067
Lexicon Pharmaceuticals, Inc. (A)	8,200	98,400
Ligand Pharmaceuticals, Inc. (A)	3,696	765,700
Loxo Oncology, Inc. (A)	4,712	817,438
MacroGenics, Inc. (A)	7,201	148,701
Madrigal Pharmaceuticals, Inc. (A)(B)	1,037	290,039
MannKind Corp. (A)(B)	27,355	51,975
MediciNova, Inc. (A)(B)	7,853	62,510
Mersana Therapeutics, Inc. (A)	2,535	45,275
MiMedx Group, Inc. (A)(B)	19,075	121,889
Minerva Neurosciences, Inc. (A)	6,354	52,421
Miragen Therapeutics, Inc. (A)	5,298	33,960
Mirati Therapeutics, Inc. (A)(B)	3,271	161,260
Momenta Pharmaceuticals, Inc. (A)	13,893	284,112
Myriad Genetics, Inc. (A)	11,624	434,389
Natera, Inc. (A)	5,666	106,634
Novavax, Inc. (A)(B)	70,477	94,439
OPKO Health, Inc. (A)(B)	58,148	273,296
Palatin Technologies, Inc. (A)(B)	40,018	38,809
PDL BioPharma, Inc. (A)	27,914	65,319
Pieris Pharmaceuticals, Inc. (A)(B)	10,132	51,369
PolarityTE, Inc. (A)(B)	1,661	39,100
Portola Pharmaceuticals, Inc. (A)	11,639	439,605
Progenics Pharmaceuticals, Inc. (A)(B)	13,890	111,676
Prothena Corp. PLC (A)	7,518	109,612
PTC Therapeutics, Inc. (A)	8,071	272,235

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Puma Biotechnology, Inc. (A)	5,165	$305,510
Radius Health, Inc. (A)	7,306	215,308
Regeneron Pharmaceuticals, Inc. (A)	20,110	6,937,749
REGENXBIO, Inc. (A)	5,076	364,203
Repligen Corp. (A)	7,037	331,020
Retrophin, Inc. (A)	7,169	195,427
Rhythm Pharmaceuticals, Inc. (A)	2,308	72,148
Rigel Pharmaceuticals, Inc. (A)	31,387	88,825
Rocket Pharmaceuticals, Inc. (A)(B)	3,901	76,577
Sangamo Therapeutics, Inc. (A)(B)	18,179	258,142
Savara, Inc. (A)	4,858	54,993
Selecta Biosciences, Inc. (A)(B)	3,832	50,774
Seres Therapeutics, Inc. (A)(B)	4,497	38,674
Shire PLC	211,113	11,893,866
Solid Biosciences, Inc. (A)(B)	1,658	59,075
Sorrento Therapeutics, Inc. (A)	15,828	113,962
Spark Therapeutics, Inc. (A)(B)	5,604	463,787
Spectrum Pharmaceuticals, Inc. (A)	17,793	372,941
Stemline Therapeutics, Inc. (A)	5,261	84,439
Synergy Pharmaceuticals, Inc. (A)(B)	46,699	81,256
Syros Pharmaceuticals, Inc. (A)	4,915	50,182
T2 Biosystems, Inc. (A)	5,553	42,980
TG Therapeutics, Inc. (A)	10,770	141,626
Ultragenyx Pharmaceutical, Inc. (A)	8,370	643,402
United Therapeutics Corp. (A)	19,198	2,172,254
Vanda Pharmaceuticals, Inc. (A)	9,296	177,089
Veracyte, Inc. (A)(B)	5,198	48,549
Verastem, Inc. (A)(B)	10,057	69,192
Vericel Corp. (A)	6,830	66,251
Vertex Pharmaceuticals, Inc. (A)	66,370	11,280,245
Viking Therapeutics, Inc. (A)	8,006	75,977
Vital Therapies, Inc. (A)(B)	6,292	43,100
Voyager Therapeutics, Inc. (A)	3,977	77,711
Xencor, Inc. (A)	8,298	307,109
ZIOPHARM Oncology, Inc. (A)(B)	24,670	74,503
		213,831,524
Health care equipment and supplies – 2.6%
Abaxis, Inc.	3,891	322,992
Abbott Laboratories	457,621	27,910,305
ABIOMED, Inc. (A)	11,032	4,512,640
Accuray, Inc. (A)(B)	15,843	64,956
Align Technology, Inc. (A)	18,798	6,431,548
AngioDynamics, Inc. (A)	6,504	144,649
Anika Therapeutics, Inc. (A)	2,729	87,328
Antares Pharma, Inc. (A)	27,882	71,936
AtriCure, Inc. (A)	6,049	163,625
Atrion Corp.	248	148,651
Avanos Medical, Inc. (A)	28,973	1,658,704
AxoGen, Inc. (A)	5,907	296,827
Baxter International, Inc.	128,686	9,502,174
Becton, Dickinson and Company	69,738	16,706,435
BioMerieux (B)	9,651	867,126
Boston Scientific Corp. (A)	359,575	11,758,103
Cantel Medical Corp.	15,637	1,538,055
Cardiovascular Systems, Inc. (A)	5,900	190,806
Cerus Corp. (A)	23,239	155,004
Cochlear, Ltd.	13,288	1,967,311
Coloplast A/S, B Shares	27,428	2,738,474
CONMED Corp.	4,429	324,203
ConvaTec Group PLC (C)	314,758	878,727
CryoLife, Inc. (A)	6,348	176,792
CryoPort, Inc. (A)(B)	4,724	74,545
Cutera, Inc. (A)	2,441	98,372
CYBERDYNE, Inc. (A)	25,500	298,130
CytoSorbents Corp. (A)	5,447	62,096

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Danaher Corp.	160,497	$15,837,844
DENTSPLY SIRONA, Inc.	60,022	2,627,163
Edwards Lifesciences Corp. (A)	55,230	8,039,831
Endologix, Inc. (A)	15,867	89,807
Essilor International Cie Generale
d’Optique SA	48,296	6,809,549
Fisher & Paykel Healthcare Corp., Ltd.	131,249	1,322,602
GenMark Diagnostics, Inc. (A)	9,950	63,481
Glaukos Corp. (A)(B)	5,923	240,711
Globus Medical, Inc., Class A (A)	44,849	2,263,081
Haemonetics Corp. (A)	32,481	2,912,896
Helius Medical Technologies, Inc. (A)(B)	3,346	31,854
Heska Corp. (A)	1,202	124,756
Hill-Rom Holdings, Inc.	29,226	2,552,599
Hologic, Inc. (A)	71,174	2,829,167
Hoya Corp.	88,507	5,020,909
ICU Medical, Inc. (A)	6,720	1,973,328
IDEXX Laboratories, Inc. (A)	22,643	4,934,815
Inogen, Inc. (A)	3,116	580,604
Integer Holdings Corp. (A)	5,499	355,510
Integra LifeSciences Holdings Corp. (A)	31,107	2,003,602
IntriCon Corp. (A)	1,223	49,287
Intuitive Surgical, Inc. (A)	29,526	14,127,600
Invacare Corp. (B)	6,126	113,944
iRhythm Technologies, Inc. (A)	4,234	343,504
K2M Group Holdings, Inc. (A)	7,413	166,793
Koninklijke Philips NV	218,290	9,248,499
Lantheus Holdings, Inc. (A)	6,755	98,285
LeMaitre Vascular, Inc.	2,933	98,197
LivaNova PLC (A)	27,772	2,772,201
Masimo Corp. (A)	21,007	2,051,334
Medtronic PLC	353,564	30,268,614
Meridian Bioscience, Inc.	7,756	123,320
Merit Medical Systems, Inc. (A)	8,647	442,726
Natus Medical, Inc. (A)	5,674	195,753
Neogen Corp. (A)	8,887	712,649
Nevro Corp. (A)	5,118	408,672
Novocure, Ltd. (A)	12,751	399,106
NuVasive, Inc. (A)	31,663	1,650,276
Nuvectra Corp. (A)	2,733	56,108
NxStage Medical, Inc. (A)	11,512	321,185
Olympus Corp.	67,302	2,517,607
OraSure Technologies, Inc. (A)	10,776	177,481
Orthofix International NV (A)	3,074	174,665
OrthoPediatrics Corp. (A)	1,528	40,706
Oxford Immunotec Global PLC (A)	5,125	66,061
Pulse Biosciences, Inc. (A)	2,125	32,173
Quidel Corp. (A)	5,807	386,166
ResMed, Inc.	37,023	3,834,842
Rockwell Medical, Inc. (A)(B)	10,203	50,301
RTI Surgical, Inc. (A)	11,222	51,621
Senseonics Holdings, Inc. (A)	13,147	54,034
Siemens Healthineers AG (A)(C)	34,606	1,426,064
Sientra, Inc. (A)	4,225	82,430
Smith & Nephew PLC	203,853	3,755,036
Sonova Holding AG	12,887	2,305,272
STAAR Surgical Company (A)	7,422	230,082
STERIS PLC	37,315	3,918,448
Straumann Holding AG	2,408	1,826,193
Stryker Corp.	83,929	14,172,251
Surmodics, Inc. (A)	2,363	130,438
Sysmex Corp.	38,779	3,613,218
Tactile Systems Technology, Inc. (A)(B)	3,098	161,096
Tandem Diabetes Care, Inc. (A)	7,993	176,006
Teleflex, Inc.	20,083	5,386,461

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Terumo Corp.	70,517	$4,036,950
The Cooper Companies, Inc.	12,807	3,015,408
TransEnterix, Inc. (A)(B)	28,191	122,913
Utah Medical Products, Inc.	678	74,682
Varex Imaging Corp. (A)	6,730	249,616
Varian Medical Systems, Inc. (A)	23,783	2,704,603
ViewRay, Inc. (A)(B)	9,369	64,833
West Pharmaceutical Services, Inc.	32,470	3,223,946
William Demant Holding A/S (A)	24,102	967,263
Wright Medical Group NV (A)	18,894	490,488
Zimmer Biomet Holdings, Inc.	52,890	5,894,062
		278,826,092
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (A)	36,184	1,480,287
Addus HomeCare Corp. (A)	1,379	78,948
Aetna, Inc.	85,386	15,668,331
Alfresa Holdings Corp.	43,200	1,014,435
Amedisys, Inc. (A)	5,052	431,744
American Renal Associates Holdings, Inc. (A)	2,695	42,500
AmerisourceBergen Corp.	42,758	3,645,975
AMN Healthcare Services, Inc. (A)	8,329	488,079
Anthem, Inc.	66,607	15,854,464
Apollo Medical Holdings, Inc. (A)(B)	4,548	117,611
BioScrip, Inc. (A)	24,751	72,520
BioTelemetry, Inc. (A)	5,711	256,995
Brookdale Senior Living, Inc. (A)	33,640	305,788
Capital Senior Living Corp. (A)	4,929	52,592
Cardinal Health, Inc.	81,154	3,962,750
Centene Corp. (A)	53,556	6,598,635
Chemed Corp.	7,030	2,262,324
Cigna Corp.	63,491	10,790,295
Civitas Solutions, Inc. (A)	3,123	51,217
Community Health Systems, Inc. (A)(B)	16,476	54,700
CorVel Corp. (A)	1,663	89,802
Cross Country Healthcare, Inc. (A)	6,744	75,870
CVS Health Corp.	265,361	17,075,980
DaVita, Inc. (A)	36,443	2,530,602
Diplomat Pharmacy, Inc. (A)	10,115	258,539
Encompass Health Corp.	43,587	2,951,712
Envision Healthcare Corp. (A)	31,206	1,373,376
Express Scripts Holding Company (A)	146,609	11,319,681
Fresenius Medical Care AG &
Company KGaA	50,108	5,045,443
Fresenius SE & Company KGaA	96,517	7,727,599
HCA Healthcare, Inc.	72,925	7,482,105
HealthEquity, Inc. (A)	9,580	719,458
Healthscope, Ltd.	411,601	671,611
Henry Schein, Inc. (A)	40,432	2,936,980
Humana, Inc.	35,934	10,695,036
Kindred Healthcare, Inc. (A)	16,005	144,045
Laboratory Corp. of America Holdings (A)	26,815	4,814,097
LHC Group, Inc. (A)	5,459	467,236
LifePoint Health, Inc. (A)	23,350	1,139,480
Magellan Health, Inc. (A)	4,338	416,231
McKesson Corp.	52,756	7,037,650
Mediclinic International PLC	86,318	597,998
Medipal Holdings Corp.	39,441	792,262
MEDNAX, Inc. (A)	41,669	1,803,434
Molina Healthcare, Inc. (A)	20,945	2,051,353
National HealthCare Corp.	2,131	149,980
National Research Corp.	2,034	76,072
NMC Health PLC	24,186	1,138,381
Owens & Minor, Inc.	10,974	183,376
Patterson Companies, Inc. (B)	50,327	1,140,913
PetIQ, Inc. (A)(B)	2,029	54,499

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	35,664	$3,920,900
R1 RCM, Inc. (A)	18,449	160,137
RadNet, Inc. (A)	7,203	108,045
Ramsay Health Care, Ltd.	32,564	1,300,383
Ryman Healthcare, Ltd.	92,616	750,194
Select Medical Holdings Corp. (A)	19,298	350,259
Sonic Healthcare, Ltd.	92,718	1,681,911
Surgery Partners, Inc. (A)	3,614	53,849
Suzuken Company, Ltd.	16,648	704,034
Tenet Healthcare Corp. (A)	50,837	1,706,598
The Ensign Group, Inc.	8,722	312,422
The Providence Service Corp. (A)	2,020	158,671
Tivity Health, Inc. (A)	7,123	250,730
Triple-S Management Corp., Class B (A)	3,922	153,193
UnitedHealth Group, Inc.	250,820	61,536,179
Universal Health Services, Inc., Class B	22,873	2,548,967
US Physical Therapy, Inc.	2,201	211,296
WellCare Health Plans, Inc. (A)	19,734	4,859,300
		236,958,059
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	109,912	1,318,944
Castlight Health, Inc., B Shares (A)	15,487	65,820
Cerner Corp. (A)	82,099	4,908,699
Computer Programs & Systems, Inc.	2,239	73,663
Cotiviti Holdings, Inc. (A)	6,975	307,807
Evolent Health, Inc., Class A (A)	12,067	254,010
HealthStream, Inc.	4,726	129,067
HMS Holdings Corp. (A)	14,851	321,079
Inovalon Holdings, Inc., Class A (A)(B)	12,514	124,201
Inspire Medical Systems, Inc. (A)	1,524	54,346
M3, Inc.	48,643	1,934,445
Medidata Solutions, Inc. (A)	36,314	2,925,456
Omnicell, Inc. (A)	6,775	355,349
Quality Systems, Inc. (A)	9,488	185,016
Simulations Plus, Inc.	2,344	52,154
Tabula Rasa HealthCare, Inc. (A)	3,080	196,596
Teladoc, Inc. (A)(B)	10,996	638,318
Vocera Communications, Inc. (A)	5,295	158,268
		14,003,238
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (A)(B)	4,707	104,966
Agilent Technologies, Inc.	83,593	5,169,391
Bio-Rad Laboratories, Inc., Class A (A)	8,931	2,576,951
Bio-Techne Corp.	16,568	2,451,236
Cambrex Corp. (A)	5,877	307,367
Charles River Laboratories
International, Inc. (A)	21,125	2,371,493
Codexis, Inc. (A)	9,140	131,616
Enzo Biochem, Inc. (A)	8,767	45,501
Eurofins Scientific SE (B)	2,624	1,455,297
Harvard Bioscience, Inc. (A)	7,360	39,376
Illumina, Inc. (A)	38,381	10,719,429
IQVIA Holdings, Inc. (A)	37,433	3,736,562
Lonza Group AG (A)	17,331	4,579,654
Luminex Corp.	7,314	215,982
Medpace Holdings, Inc. (A)	2,145	92,235
Mettler-Toledo International, Inc. (A)	6,597	3,817,222
NanoString Technologies, Inc. (A)	4,387	60,014
NeoGenomics, Inc. (A)	10,053	131,795
Pacific Biosciences of California, Inc. (A)(B)	23,033	81,767
PerkinElmer, Inc.	28,822	2,110,635
PRA Health Sciences, Inc. (A)	22,319	2,083,702
QIAGEN NV (A)	52,994	1,920,989
Syneos Health, Inc. (A)	34,402	1,613,454

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	105,016	$21,753,014
Waters Corp. (A)	20,327	3,935,104
		71,504,752
Pharmaceuticals – 4.7%
Aclaris Therapeutics, Inc. (A)	5,028	100,409
Aerie Pharmaceuticals, Inc. (A)	6,351	429,010
Akcea Therapeutics, Inc. (A)(B)	2,416	57,283
Akorn, Inc. (A)	58,465	969,934
Allergan PLC	88,520	14,758,054
Amneal Pharmaceuticals, Inc. (A)	15,558	255,307
Amphastar Pharmaceuticals, Inc. (A)	6,584	100,472
ANI Pharmaceuticals, Inc. (A)	1,476	98,597
Aratana Therapeutics, Inc. (A)	9,448	40,154
Assembly Biosciences, Inc. (A)	3,082	120,845
Astellas Pharma, Inc.	455,847	6,937,341
AstraZeneca PLC	293,771	20,319,311
Bayer AG	191,805	21,064,698
Bristol-Myers Squibb Company	426,717	23,614,519
Catalent, Inc. (A)	58,797	2,463,006
Chugai Pharmaceutical Company, Ltd.	51,734	2,708,820
Clearside Biomedical, Inc. (A)(B)	5,361	57,309
Collegium Pharmaceutical, Inc. (A)	5,302	126,453
Corcept Therapeutics, Inc. (A)(B)	17,457	274,424
Corium International, Inc. (A)	5,341	42,781
Cymabay Therapeutics, Inc. (A)	10,668	143,165
Daiichi Sankyo Company, Ltd.	131,086	5,007,938
Depomed, Inc. (A)	11,432	76,251
Dermira, Inc. (A)	6,748	62,082
Dova Pharmaceuticals, Inc. (A)	2,245	67,170
Durect Corp. (A)	30,190	47,096
Eisai Company, Ltd.	58,468	4,115,563
Eli Lilly & Company	249,384	21,279,937
Eloxx Pharmaceuticals, Inc. (A)(B)	4,150	70,841
Endo International PLC (A)	40,098	378,124
Endocyte, Inc. (A)	11,663	160,949
Evolus, Inc. (A)(B)	1,004	28,102
Forest Laboratories, Inc. (A)(D)	4,082	0
GlaxoSmithKline PLC	1,150,229	23,189,690
H Lundbeck A/S	16,301	1,142,479
Hisamitsu Pharmaceutical Company, Inc.	13,284	1,119,315
Horizon Pharma PLC (A)	29,526	488,951
Innovate Biopharmaceuticals, Inc. (A)	3,520	82,966
Innoviva, Inc. (A)	12,452	171,838
Intersect ENT, Inc. (A)	5,269	197,324
Intra-Cellular Therapies, Inc. (A)	8,106	143,233
Ipsen SA	8,820	1,379,527
Johnson & Johnson	700,141	84,955,109
Kyowa Hakko Kirin Company, Ltd.	59,959	1,206,867
Lannett Company, Inc. (A)(B)	5,255	71,468
Mallinckrodt PLC (A)(B)	51,286	956,997
Marinus Pharmaceuticals, Inc. (A)(B)	7,067	49,964
Merck & Company, Inc.	702,330	42,631,431
Merck KGaA	29,856	2,906,403
Mitsubishi Tanabe Pharma Corp.	58,634	1,012,323
Mylan NV (A)	133,921	4,839,905
MyoKardia, Inc. (A)	5,455	270,841
Nektar Therapeutics (A)	41,825	2,042,315
Neos Therapeutics, Inc. (A)	6,040	37,750
Novartis AG	515,878	39,078,237
Novo Nordisk A/S, B Shares	409,681	18,923,394
Ocular Therapeutix, Inc. (A)	6,547	44,192
Omeros Corp. (A)(B)	8,297	150,508
Ono Pharmaceutical Company, Ltd.	88,200	2,064,834
Optinose, Inc. (A)	3,116	87,186
Orion OYJ, Class B	24,099	648,143

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Otsuka Holdings Company, Ltd.	90,293	$4,367,717
Pacira Pharmaceuticals, Inc. (A)	7,229	231,689
Paratek Pharmaceuticals, Inc. (A)	6,186	63,097
Perrigo Company PLC	33,312	2,428,778
Pfizer, Inc.	1,527,050	55,401,374
Phibro Animal Health Corp., Class A	3,562	164,030
Prestige Brands Holdings, Inc. (A)	32,979	1,265,734
Reata Pharmaceuticals, Inc., Class A (A)	2,890	101,063
Recordati SpA	24,282	962,177
Revance Therapeutics, Inc. (A)	5,968	163,822
Roche Holding AG	162,941	36,149,761
Sanofi	261,772	21,009,690
Santen Pharmaceutical Company, Ltd.	85,800	1,492,612
Shionogi & Company, Ltd.	64,911	3,330,836
Sienna Biopharmaceuticals, Inc. (A)(B)	3,125	47,469
SIGA Technologies, Inc. (A)(B)	10,124	60,137
Sumitomo Dainippon Pharma Company, Ltd.	36,692	775,520
Supernus Pharmaceuticals, Inc. (A)	8,669	518,840
Taisho Pharmaceutical Holdings
Company, Ltd.	8,416	984,532
Takeda Pharmaceutical Company, Ltd.	165,316	6,954,525
Tetraphase Pharmaceuticals, Inc. (A)	11,137	39,759
Teva Pharmaceutical Industries, Ltd., ADR (B)	224,008	5,447,875
The Medicines Company (A)(B)	12,294	451,190
TherapeuticsMD, Inc. (A)(B)	30,120	187,949
Theravance Biopharma, Inc. (A)(B)	7,842	177,857
UCB SA	29,211	2,289,859
Vifor Pharma AG	10,558	1,684,145
WaVe Life Sciences, Ltd. (A)(B)	3,182	121,712
Zoetis, Inc.	126,342	10,763,075
Zogenix, Inc. (A)	6,294	278,195
		513,784,154
		1,328,907,819
Industrials – 11.3%
Aerospace and defense – 2.0%
AAR Corp.	5,631	261,785
Aerojet Rocketdyne Holdings, Inc. (A)	12,434	366,679
Aerovironment, Inc. (A)	3,771	269,363
Airbus SE	134,740	15,723,457
Arconic, Inc.	109,386	1,860,656
Astronics Corp. (A)	3,895	140,103
Axon Enterprise, Inc. (A)	9,299	587,511
BAE Systems PLC	740,223	6,297,307
Cubic Corp.	4,459	286,268
Curtiss-Wright Corp.	19,494	2,320,176
Dassault Aviation SA	572	1,087,638
Ducommun, Inc. (A)	2,064	68,298
Elbit Systems, Ltd.	5,508	648,510
Engility Holdings, Inc. (A)	3,305	101,265
Esterline Technologies Corp. (A)	16,074	1,186,261
General Dynamics Corp.	72,127	13,445,194
Harris Corp.	30,848	4,458,770
Huntington Ingalls Industries, Inc.	11,559	2,505,876
KLX, Inc. (A)	31,218	2,244,574
Kratos Defense & Security Solutions, Inc. (A)	15,944	183,515
L3 Technologies, Inc.	20,504	3,943,329
Leonardo SpA	93,257	917,871
Lockheed Martin Corp.	64,865	19,163,067
Maxar Technologies, Ltd.	9,935	501,916
Meggitt PLC	182,302	1,182,993
Mercury Systems, Inc. (A)	8,375	318,753
Moog, Inc., Class A	5,639	439,616
MTU Aero Engines AG	12,018	2,301,944
National Presto Industries, Inc.	856	106,144

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Northrop Grumman Corp.	45,534	$14,010,812
Raytheon Company	75,010	14,490,432
Rockwell Collins, Inc.	42,701	5,750,971
Rolls-Royce Holdings PLC (A)	386,424	5,033,204
Safran SA	77,387	9,371,940
Singapore Technologies Engineering, Ltd.	362,952	874,871
Sparton Corp. (A)	2,038	38,702
Teledyne Technologies, Inc. (A)	15,769	3,138,977
Textron, Inc.	66,893	4,408,918
Thales SA	24,753	3,184,569
The Boeing Company	142,952	47,961,826
The KeyW Holding Corp. (A)	9,591	83,825
TransDigm Group, Inc.	12,704	4,384,659
Triumph Group, Inc.	8,909	174,616
United Technologies Corp.	194,267	24,289,203
Vectrus, Inc. (A)	2,164	66,694
Wesco Aircraft Holdings, Inc. (A)	9,848	110,790
		220,293,848
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	10,493	237,037
Atlas Air Worldwide Holdings, Inc. (A)	4,125	295,763
Bollore SA	202,062	938,364
C.H. Robinson Worldwide, Inc.	36,143	3,023,723
Deutsche Post AG	228,063	7,409,846
Echo Global Logistics, Inc. (A)	5,073	148,385
Expeditors International of Washington, Inc.	45,363	3,316,035
FedEx Corp.	64,179	14,572,484
Forward Air Corp.	5,174	305,680
Hub Group, Inc., Class A (A)	5,807	289,189
Royal Mail PLC	207,276	1,378,991
SG Holdings Company, Ltd.	22,300	487,853
United Parcel Service, Inc., Class B	180,011	19,122,569
Yamato Holdings Company, Ltd.	71,593	2,107,171
		53,633,090
Airlines – 0.3%
Alaska Air Group, Inc.	32,304	1,950,839
Allegiant Travel Company	2,259	313,888
American Airlines Group, Inc.	108,737	4,127,657
ANA Holdings, Inc.	26,649	977,823
Delta Air Lines, Inc.	168,411	8,343,081
Deutsche Lufthansa AG	55,262	1,323,946
easyJet PLC	36,901	811,818
Hawaiian Holdings, Inc.	8,916	320,530
International Consolidated Airlines Group SA	141,558	1,238,777
Japan Airlines Company, Ltd.	27,040	958,055
JetBlue Airways Corp. (A)	139,547	2,648,602
Ryanair Holdings PLC, ADR (A)	6,255	714,509
Singapore Airlines, Ltd.	127,227	996,372
SkyWest, Inc.	8,995	466,841
Southwest Airlines Company	139,215	7,083,259
Spirit Airlines, Inc. (A)(B)	12,099	439,799
United Continental Holdings, Inc. (A)	61,482	4,287,140
		37,002,936
Building products – 0.5%
AAON, Inc.	7,483	248,810
Advanced Drainage Systems, Inc.	7,815	223,118
Allegion PLC	24,611	1,903,907
American Woodmark Corp. (A)	2,515	230,248
AO Smith Corp.	38,263	2,263,256
Apogee Enterprises, Inc.	5,011	241,380
Armstrong Flooring, Inc. (A)	4,399	61,762
Asahi Glass Company, Ltd.	43,676	1,698,821
Assa Abloy AB, B Shares	233,414	4,951,082
Builders FirstSource, Inc. (A)	20,193	369,330

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Caesarstone, Ltd. (B)	4,491	$67,814
Cie de Saint-Gobain	115,532	5,146,366
Continental Building Products, Inc. (A)	6,564	207,094
CSW Industrials, Inc. (A)	2,847	150,464
Daikin Industries, Ltd.	57,897	6,919,448
Fortune Brands Home & Security, Inc.	38,151	2,048,327
Geberit AG	8,563	3,666,367
Gibraltar Industries, Inc. (A)	5,752	215,700
Griffon Corp.	5,146	91,599
Insteel Industries, Inc.	3,359	112,191
JELD-WEN Holding, Inc. (A)	12,468	356,460
Johnson Controls International PLC	241,793	8,087,976
Lennox International, Inc.	16,367	3,275,855
LIXIL Group Corp.	62,450	1,248,093
Masco Corp.	80,696	3,019,644
Masonite International Corp. (A)	4,859	349,119
NCI Building Systems, Inc. (A)	7,534	158,214
Patrick Industries, Inc. (A)	4,233	240,646
PGT Innovations, Inc. (A)	8,630	179,936
Quanex Building Products Corp.	6,414	115,131
Simpson Manufacturing Company, Inc.	7,210	448,390
TOTO, Ltd.	32,700	1,513,542
Trex Company, Inc. (A)	10,436	653,189
Universal Forest Products, Inc.	10,633	389,380
		50,852,659
Commercial services and supplies – 0.5%
ABM Industries, Inc.	11,719	341,960
ACCO Brands Corp.	19,041	263,718
Advanced Disposal Services, Inc. (A)	12,573	311,559
Babcock International Group PLC	59,378	637,985
Brady Corp., Class A	8,211	316,534
Brambles, Ltd.	367,600	2,413,391
Casella Waste Systems, Inc., Class A (A)	7,182	183,931
CECO Environmental Corp.	6,926	42,526
Cimpress NV (A)	3,879	562,300
Cintas Corp.	22,637	4,189,430
Clean Harbors, Inc. (A)	22,511	1,250,486
Copart, Inc. (A)	54,286	3,070,416
Covanta Holding Corp.	20,609	340,049
Dai Nippon Printing Company, Ltd.	56,373	1,259,747
Deluxe Corp.	29,401	1,946,640
Edenred	54,649	1,726,182
Ennis, Inc.	4,936	100,448
Essendant, Inc.	7,032	92,963
G4S PLC	358,407	1,262,462
Healthcare Services Group, Inc. (B)	45,667	1,972,358
Heritage-Crystal Clean, Inc. (A)	2,970	59,697
Herman Miller, Inc.	36,861	1,249,588
HNI Corp.	26,909	1,001,015
InnerWorkings, Inc. (A)	8,944	77,723
Interface, Inc.	10,600	243,270
ISS A/S	38,981	1,335,175
Kimball International, Inc., Class B	6,924	111,892
Knoll, Inc.	8,623	179,445
LSC Communications, Inc.	6,248	97,844
Matthews International Corp., Class A	5,556	326,693
McGrath RentCorp	4,220	266,999
Mobile Mini, Inc.	7,911	371,026
MSA Safety, Inc.	21,012	2,024,296
Multi-Color Corp.	2,475	160,009
Park24 Company, Ltd.	23,800	647,253
Pitney Bowes, Inc.	116,086	994,857
Quad/Graphics, Inc.	5,929	123,501
Republic Services, Inc.	58,209	3,979,167
Rollins, Inc.	42,335	2,225,974

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
RR Donnelley & Sons Company	13,503	$77,777
Secom Company, Ltd.	48,555	3,723,385
Securitas AB, B Shares	72,156	1,183,217
Societe BIC SA	5,948	551,416
Sohgo Security Services Company, Ltd.	16,300	766,877
SP Plus Corp. (A)	4,066	151,255
Steelcase, Inc., Class A	14,952	201,852
Stericycle, Inc. (A)	22,178	1,448,002
Team, Inc. (A)(B)	5,449	125,872
Tetra Tech, Inc.	9,735	569,498
The Brink’s Company	31,323	2,498,009
Toppan Printing Company, Ltd.	113,525	888,113
UniFirst Corp.	2,662	470,908
US Ecology, Inc.	3,899	248,366
Viad Corp.	3,539	191,991
VSE Corp.	1,698	81,130
Waste Management, Inc.	103,814	8,444,231
		59,382,408
Construction and engineering – 0.5%
ACS Actividades de Construccion y
Servicios SA	58,392	2,355,880
AECOM (A)	70,685	2,334,726
Aegion Corp. (A)	5,879	151,384
Ameresco, Inc., Class A (A)	4,023	48,276
Argan, Inc.	2,723	111,507
Bouygues SA	50,813	2,183,332
CIMIC Group, Ltd.	22,622	707,170
Comfort Systems USA, Inc.	6,485	297,013
Dycom Industries, Inc. (A)	19,081	1,803,345
Eiffage SA	18,199	1,977,202
EMCOR Group, Inc.	35,901	2,734,938
Ferrovial SA	112,215	2,296,210
Fluor Corp.	37,282	1,818,616
Granite Construction, Inc.	25,408	1,414,232
Great Lakes Dredge & Dock Corp. (A)	12,711	66,733
HC2 Holdings, Inc. (A)	9,105	53,264
HOCHTIEF AG	4,501	811,678
Jacobs Engineering Group, Inc.	31,114	1,975,428
JGC Corp.	47,806	961,617
Kajima Corp.	209,770	1,620,821
KBR, Inc.	86,839	1,556,155
MasTec, Inc. (A)	11,433	580,225
MYR Group, Inc. (A)	3,055	108,330
Northwest Pipe Company (A)	2,297	44,493
NV5 Global, Inc. (A)	1,529	105,960
Obayashi Corp.	149,515	1,552,476
Orion Group Holdings, Inc. (A)	6,400	52,864
Primoris Services Corp.	7,411	201,802
Quanta Services, Inc. (A)	38,737	1,293,816
Shimizu Corp.	128,229	1,327,175
Skanska AB, B Shares	79,747	1,443,478
Sterling Construction Company, Inc. (A)	5,311	69,202
Taisei Corp.	49,473	2,724,449
Tutor Perini Corp. (A)	6,863	126,622
Valmont Industries, Inc.	9,935	1,497,701
Vinci SA	116,697	11,201,875
Willscot Corp. (A)(B)	6,325	93,610
		49,703,605
Electrical equipment – 0.8%
ABB, Ltd.	427,360	9,322,394
Acuity Brands, Inc.	18,075	2,094,350
Allied Motion Technologies, Inc.	1,369	65,548
AMETEK, Inc.	60,849	4,390,864
Atkore International Group, Inc. (A)	7,071	146,865

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
AZZ, Inc.	4,642	$201,695
Eaton Corp. PLC	114,188	8,534,411
Emerson Electric Company	164,494	11,373,115
Encore Wire Corp.	3,674	174,331
Energous Corp. (A)	4,327	64,169
EnerSys	25,965	1,938,028
Enphase Energy, Inc. (A)(B)	15,661	105,399
Fuji Electric Company, Ltd.	138,202	1,049,798
Generac Holdings, Inc. (A)	10,639	550,355
Hubbell, Inc.	24,190	2,557,851
Legrand SA	61,507	4,505,206
Mabuchi Motor Company, Ltd.	10,900	517,344
Melrose Industries PLC	1,045,974	2,926,701
Mitsubishi Electric Corp.	423,297	5,616,269
Nidec Corp.	51,893	7,762,651
nVent Electric PLC (A)	71,586	1,796,809
OSRAM Licht AG	22,881	931,825
Plug Power, Inc. (A)(B)	40,073	80,947
Powell Industries, Inc.	1,875	65,306
Preformed Line Products Company	646	57,352
Prysmian SpA	48,563	1,204,984
Regal Beloit Corp.	19,404	1,587,247
Rockwell Automation, Inc.	32,783	5,449,518
Schneider Electric SE	124,599	10,362,493
Siemens Gamesa Renewable Energy SA	56,345	753,173
Sunrun, Inc. (A)	16,776	220,604
Thermon Group Holdings, Inc. (A)	6,064	138,684
TPI Composites, Inc. (A)	2,596	75,907
Vestas Wind Systems A/S (B)	47,482	2,931,364
Vicor Corp. (A)	3,112	135,528
		89,689,085
Industrial conglomerates – 1.4%
3M Company	154,969	30,485,502
Carlisle Companies, Inc.	26,874	2,910,723
CK Hutchison Holdings, Ltd.	626,738	6,634,659
DCC PLC	20,600	1,867,990
General Electric Company	2,267,374	30,858,960
Honeywell International, Inc.	195,007	28,090,758
Hopewell Holdings, Ltd.	615	2,098
Jardine Matheson Holdings, Ltd.	50,400	3,175,864
Jardine Strategic Holdings, Ltd.	51,200	1,865,137
Keihan Holdings Company, Ltd.	22,200	795,953
Keppel Corp., Ltd.	335,345	1,754,252
NWS Holdings, Ltd.	363,599	627,477
Raven Industries, Inc.	6,400	246,080
Roper Technologies, Inc.	27,045	7,461,986
Seibu Holdings, Inc.	52,100	877,349
Sembcorp Industries, Ltd.	235,722	474,858
Siemens AG	177,426	23,376,908
Smiths Group PLC	91,439	2,042,514
Toshiba Corp. (A)	1,518,280	4,557,952
		148,107,020
Machinery – 2.1%
Actuant Corp., Class A	10,941	321,118
AGCO Corp.	29,119	1,768,106
Alamo Group, Inc.	1,727	156,052
Albany International Corp., Class A	5,080	305,562
Alfa Laval AB	67,572	1,595,230
Alstom SA	35,913	1,647,632
Altra Industrial Motion Corp.	5,174	222,999
Amada Holdings Company, Ltd.	80,052	768,287
American Railcar Industries, Inc.	1,512	59,694
ANDRITZ AG	16,912	896,358
Astec Industries, Inc.	4,078	243,864

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Atlas Copco AB, A Shares	156,080	$4,520,159
Atlas Copco AB, B Shares	90,185	2,349,482
Barnes Group, Inc.	8,620	507,718
Blue Bird Corp. (A)	2,637	58,937
Briggs & Stratton Corp.	7,411	130,508
Caterpillar, Inc.	156,089	21,176,595
Chart Industries, Inc. (A)	5,437	335,354
CIRCOR International, Inc.	2,954	109,180
CNH Industrial NV	236,396	2,497,165
Columbus McKinnon Corp.	4,048	175,521
Commercial Vehicle Group, Inc. (A)	6,350	46,609
Crane Company	22,374	1,792,829
Cummins, Inc.	40,449	5,379,717
Daifuku Company, Ltd.	23,500	1,026,754
Deere & Company	84,667	11,836,447
DMC Global, Inc.	2,543	114,181
Donaldson Company, Inc.	57,261	2,583,616
Douglas Dynamics, Inc.	3,992	191,616
Dover Corp.	40,686	2,978,215
Energy Recovery, Inc. (A)(B)	7,126	57,578
EnPro Industries, Inc.	3,634	254,198
Epiroc AB, Class A (A)	156,080	1,637,866
Epiroc AB, Class B (A)	90,185	825,653
ESCO Technologies, Inc.	4,515	260,516
Evoqua Water Technologies Corp. (A)	13,614	279,087
FANUC Corp.	45,018	8,923,097
Federal Signal Corp.	10,493	244,382
Flowserve Corp.	33,558	1,355,743
Fortive Corp.	79,726	6,147,672
Franklin Electric Company, Inc.	8,196	369,640
FreightCar America, Inc.	2,914	48,926
GEA Group AG	40,198	1,353,796
Global Brass & Copper Holdings, Inc.	3,914	122,704
Graco, Inc.	73,900	3,341,758
Graham Corp.	2,309	59,595
Harsco Corp. (A)	14,505	320,561
Hillenbrand, Inc.	10,998	518,556
Hino Motors, Ltd.	59,642	635,979
Hitachi Construction Machinery
Company, Ltd.	24,752	802,460
Hoshizaki Corp.	12,700	1,283,493
Hurco Companies, Inc.	1,346	60,234
Hyster-Yale Materials Handling, Inc.	1,881	120,854
IDEX Corp.	33,829	4,616,982
IHI Corp.	34,076	1,185,300
Illinois Tool Works, Inc.	79,608	11,028,892
Ingersoll-Rand PLC	64,783	5,812,979
ITT, Inc.	38,526	2,013,754
John Bean Technologies Corp.	5,539	492,417
JTEKT Corp.	47,793	648,716
Kadant, Inc.	1,910	183,647
Kawasaki Heavy Industries, Ltd.	32,920	968,198
Kennametal, Inc.	50,346	1,807,421
KION Group AG	16,493	1,183,858
Komatsu, Ltd.	214,376	6,102,977
Kone OYJ, Class B	78,855	4,009,424
Kubota Corp.	228,952	3,593,387
Kurita Water Industries, Ltd.	22,827	650,164
LB Foster Company, Class A (A)	2,119	48,631
Lincoln Electric Holdings, Inc.	27,194	2,386,545
Lindsay Corp.	1,859	180,304
Lydall, Inc. (A)	3,037	132,565
Makita Corp.	51,852	2,319,497
MAN SE	8,032	908,890
Manitex International, Inc. (A)	3,519	43,917

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Meritor, Inc. (A)	14,842	$305,300
Metso OYJ	24,436	815,066
Milacron Holdings Corp. (A)	12,121	229,451
Miller Industries, Inc.	2,019	51,585
MINEBEA MITSUMI, Inc.	88,600	1,493,066
MISUMI Group, Inc.	66,100	1,923,166
Mitsubishi Heavy Industries, Ltd.	70,363	2,557,790
Mueller Industries, Inc.	10,170	300,117
Mueller Water Products, Inc., Class A	27,488	322,159
Nabtesco Corp.	26,089	801,582
Navistar International Corp. (A)	8,795	358,132
NGK Insulators, Ltd.	60,061	1,067,168
NN, Inc.	5,257	99,357
Nordson Corp.	22,539	2,894,233
NSK, Ltd.	83,098	855,315
Omega Flex, Inc.	580	45,884
Oshkosh Corp.	32,573	2,290,533
PACCAR, Inc.	91,643	5,678,200
Parker-Hannifin Corp.	34,623	5,395,995
Park-Ohio Holdings Corp.	1,728	64,454
Pentair PLC	42,503	1,788,526
Proto Labs, Inc. (A)	4,771	567,510
RBC Bearings, Inc. (A)	4,153	534,948
REV Group, Inc. (B)	5,564	94,644
Rexnord Corp. (A)	18,346	533,135
Sandvik AB	263,002	4,644,873
Schindler Holding AG	4,749	997,603
Schindler Holding AG,
Participation Certificates	9,347	2,006,827
SKF AB, B Shares	87,177	1,613,845
SMC Corp.	13,247	4,849,602
Snap-on, Inc.	14,836	2,384,442
Spartan Motors, Inc.	6,273	94,722
SPX Corp. (A)	7,507	263,120
SPX FLOW, Inc. (A)	7,437	325,517
Standex International Corp.	2,249	229,848
Stanley Black & Decker, Inc.	40,314	5,354,102
Sumitomo Heavy Industries, Ltd.	25,625	863,383
Sun Hydraulics Corp.	5,151	248,227
Tennant Company	3,142	248,218
Terex Corp.	31,777	1,340,672
The Gorman-Rupp Company	3,200	112,000
The Greenbrier Companies, Inc.	5,551	292,815
The Manitowoc Company, Inc. (A)	6,379	164,961
The Timken Company	30,170	1,313,904
The Toro Company	46,759	2,817,230
The Weir Group PLC	55,970	1,469,898
THK Company, Ltd.	27,652	789,513
Titan International, Inc.	9,514	102,085
TriMas Corp. (A)	8,250	242,550
Trinity Industries, Inc.	65,801	2,254,342
Twin Disc, Inc. (A)	1,862	46,215
Volvo AB, B Shares	363,301	5,773,985
Wabash National Corp.	10,066	187,832
Wabtec Corp.	37,790	3,725,338
Wartsila OYJ ABP	102,582	2,008,221
Watts Water Technologies, Inc., Class A	4,818	377,731
Woodward, Inc.	33,789	2,597,023
Xylem, Inc.	47,095	3,173,261
Yangzijiang Shipbuilding Holdings, Ltd.	559,515	370,325
		229,489,864
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	888	1,049,407
A.P. Moller - Maersk A/S, Series B	1,510	1,868,021
Costamare, Inc. (B)	8,495	67,790

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Marine (continued)
Eagle Bulk Shipping, Inc. (A)	9,640	$52,442
Kirby Corp. (A)	23,693	1,980,735
Kuehne + Nagel International AG	12,470	1,872,014
Matson, Inc.	7,538	289,308
Mitsui OSK Lines, Ltd.	26,904	646,995
Nippon Yusen KK	35,525	703,812
Safe Bulkers, Inc. (A)	10,587	35,996
Scorpio Bulkers, Inc.	10,878	77,234
		8,643,754
Professional services – 0.7%
Acacia Research Corp. (A)	11,710	48,597
Adecco Group AG	37,551	2,216,038
ASGN, Inc. (A)	8,952	699,957
Barrett Business Services, Inc.	1,309	126,410
Bureau Veritas SA	60,990	1,625,826
CBIZ, Inc. (A)	9,131	210,013
CRA International, Inc.	1,519	77,302
Equifax, Inc.	31,367	3,924,325
Experian PLC	213,478	5,266,206
Exponent, Inc.	9,066	437,888
Forrester Research, Inc.	1,938	81,299
Franklin Covey Company (A)	2,000	49,100
FTI Consulting, Inc. (A)	6,567	397,172
GP Strategies Corp. (A)	2,748	48,365
Heidrick & Struggles International, Inc.	3,441	120,435
Hill International, Inc. (A)	10,692	63,083
Huron Consulting Group, Inc. (A)	3,991	163,232
ICF International, Inc.	3,185	226,294
IHS Markit, Ltd. (A)	93,028	4,799,315
Insperity, Inc.	6,757	643,604
Intertek Group PLC	37,290	2,803,856
Kelly Services, Inc., Class A	5,638	126,573
Kforce, Inc.	4,174	143,168
Korn/Ferry International	9,970	617,442
ManpowerGroup, Inc.	29,051	2,500,129
Mistras Group, Inc. (A)	3,557	67,156
Navigant Consulting, Inc. (A)	7,939	175,769
Nielsen Holdings PLC	87,320	2,700,808
Persol Holdings Company, Ltd.	41,700	928,675
Randstad NV	27,475	1,612,650
Recruit Holdings Company, Ltd.	255,900	7,067,612
RELX NV	224,738	4,777,669
RELX PLC	245,728	5,247,513
Resources Connection, Inc.	5,601	94,657
Robert Half International, Inc.	32,492	2,115,229
SEEK, Ltd.	77,337	1,246,294
SGS SA	1,234	3,278,977
Teleperformance	13,350	2,356,216
The Dun & Bradstreet Corp.	16,353	2,005,695
TriNet Group, Inc. (A)	7,725	432,137
TrueBlue, Inc. (A)	7,289	196,439
Verisk Analytics, Inc. (A)	40,263	4,333,909
WageWorks, Inc. (A)	7,088	354,400
Willdan Group, Inc. (A)	1,623	50,264
Wolters Kluwer NV	67,697	3,802,996
		70,260,694
Road and rail – 1.1%
ArcBest Corp.	4,573	208,986
Aurizon Holdings, Ltd.	462,251	1,478,251
Avis Budget Group, Inc. (A)	43,641	1,418,333
Central Japan Railway Company	33,476	6,930,511
ComfortDelGro Corp., Ltd.	496,318	854,155
Covenant Transportation Group, Inc.,
Class A (A)	2,323	73,175

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
CSX Corp.	228,491	$14,573,156
Daseke, Inc. (A)	7,819	77,643
DSV A/S	44,297	3,565,984
East Japan Railway Company	71,540	6,851,056
Genesee & Wyoming, Inc., Class A (A)	26,522	2,156,769
Hankyu Hanshin Holdings, Inc.	53,100	2,132,978
Heartland Express, Inc.	8,373	155,319
Hertz Global Holdings, Inc. (A)	9,699	148,783
J.B. Hunt Transport Services, Inc.	22,586	2,745,328
Kansas City Southern	26,847	2,844,708
Keikyu Corp.	51,179	838,283
Keio Corp.	23,915	1,155,579
Keisei Electric Railway Company, Ltd.	29,994	1,028,861
Kintetsu Group Holdings Company, Ltd.	39,874	1,625,875
Knight-Swift Transportation Holdings, Inc.	56,621	2,163,488
Kyushu Railway Company	36,600	1,119,064
Landstar System, Inc.	18,558	2,026,534
Marten Transport, Ltd.	7,095	166,378
MTR Corp., Ltd.	345,815	1,910,158
Nagoya Railroad Company, Ltd.	40,999	1,057,557
Nippon Express Company, Ltd.	17,346	1,256,935
Norfolk Southern Corp.	73,755	11,127,417
Odakyu Electric Railway Company, Ltd.	68,779	1,475,029
Old Dominion Freight Line, Inc.	30,088	4,481,908
Ryder System, Inc.	23,410	1,682,243
Saia, Inc. (A)	4,535	366,655
Tobu Railway Company, Ltd.	44,773	1,368,356
Tokyu Corp.	116,008	1,996,284
Union Pacific Corp.	202,438	28,681,416
Universal Logistics Holdings, Inc.	1,595	41,869
USA Truck, Inc. (A)	1,650	38,726
Werner Enterprises, Inc.	27,962	1,049,973
West Japan Railway Company	38,025	2,799,566
YRC Worldwide, Inc. (A)	6,446	64,782
		115,738,071
Trading companies and distributors – 0.6%
AerCap Holdings NV (A)	31,381	1,699,281
Aircastle, Ltd.	8,302	170,191
Applied Industrial Technologies, Inc.	6,725	471,759
Ashtead Group PLC	114,275	3,403,033
Beacon Roofing Supply, Inc. (A)	12,113	516,256
BlueLinx Holdings, Inc. (A)(B)	1,672	62,750
BMC Stock Holdings, Inc. (A)	12,082	251,910
Brenntag AG	35,711	1,984,161
Bunzl PLC	77,673	2,345,813
CAI International, Inc. (A)	3,324	77,250
DXP Enterprises, Inc. (A)	2,895	110,589
Fastenal Company	75,491	3,633,382
Ferguson PLC	54,761	4,430,590
Foundation Building Materials, Inc. (A)	2,905	44,679
GATX Corp. (B)	23,176	1,720,354
GMS, Inc. (A)	5,717	154,874
H&E Equipment Services, Inc.	5,697	214,264
Herc Holdings, Inc. (A)	4,311	242,882
ITOCHU Corp.	327,804	5,928,608
Kaman Corp.	4,809	335,139
Marubeni Corp.	362,859	2,762,584
Mitsubishi Corp.	313,406	8,690,451
Mitsui & Company, Ltd.	396,403	6,601,014
MRC Global, Inc. (A)	15,120	327,650
MSC Industrial Direct Company, Inc., Class A	20,218	1,715,497
Nexeo Solutions, Inc. (A)	6,037	55,118
NOW, Inc. (A)	67,194	895,696
Rexel SA (B)	71,529	1,026,807
Rush Enterprises, Inc., Class A (A)	4,368	189,484

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class B (A)	1,783	$78,274
SiteOne Landscape Supply, Inc. (A)	7,044	591,485
Sojitz Corp.	1,051	3,806
Sumitomo Corp.	261,038	4,280,978
Textainer Group Holdings, Ltd. (A)	4,959	78,848
Titan Machinery, Inc. (A)	3,755	58,390
Toyota Tsusho Corp.	48,882	1,633,475
Travis Perkins PLC	59,062	1,106,744
Triton International, Ltd.	9,279	284,494
United Rentals, Inc. (A)	21,807	3,219,149
Veritiv Corp. (A)	2,211	88,108
W.W. Grainger, Inc.	13,215	4,075,506
Watsco, Inc.	14,130	2,519,096
		68,080,419
Transportation infrastructure – 0.2%
Aena SME SA (C)	15,607	2,825,598
Aeroports de Paris	6,823	1,541,249
Atlantia SpA	115,036	3,391,515
Auckland International Airport, Ltd.	221,057	1,014,275
Fraport AG Frankfurt Airport
Services Worldwide	9,773	940,207
Getlink	109,011	1,494,525
Japan Airport Terminal Company, Ltd.	10,600	495,734
Kamigumi Company, Ltd.	25,006	519,020
SATS, Ltd.	161,300	590,833
Sydney Airport	256,506	1,357,928
Transurban Group	517,054	4,578,672
		18,749,556
		1,219,627,009
Information technology – 18.2%
Communications equipment – 0.8%
Acacia Communications, Inc. (A)	4,959	172,623
ADTRAN, Inc.	8,813	130,873
Applied Optoelectronics, Inc. (A)(B)	3,350	150,415
ARRIS International PLC (A)	77,198	1,887,105
CalAmp Corp. (A)	6,325	148,195
Calix, Inc. (A)	9,305	72,579
Ciena Corp. (A)	88,457	2,344,995
Cisco Systems, Inc.	1,227,542	52,821,132
Comtech Telecommunications Corp.	4,157	132,525
Digi International, Inc. (A)	5,437	71,768
Extreme Networks, Inc. (A)	20,593	163,920
F5 Networks, Inc. (A)	15,876	2,737,816
Finisar Corp. (A)(B)	20,387	366,966
Harmonic, Inc. (A)	16,472	70,006
Infinera Corp. (A)	26,728	265,409
InterDigital, Inc.	21,404	1,731,584
Juniper Networks, Inc.	91,966	2,521,708
KVH Industries, Inc. (A)	3,142	42,103
Lumentum Holdings, Inc. (A)(B)	38,827	2,248,083
Motorola Solutions, Inc.	42,088	4,897,781
NETGEAR, Inc. (A)	5,551	346,938
NetScout Systems, Inc. (A)	50,290	1,493,613
Nokia OYJ	1,306,021	7,491,175
Oclaro, Inc. (A)	29,793	266,051
Plantronics, Inc.	20,532	1,565,565
Quantenna Communications, Inc. (A)	6,426	99,860
Ribbon Communications, Inc. (A)	10,030	71,414
Telefonaktiebolaget LM Ericsson, B Shares	714,520	5,504,803
ViaSat, Inc. (A)	33,822	2,222,782
Viavi Solutions, Inc. (A)	40,417	413,870
		92,453,657

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components – 1.1%
Alps Electric Company, Ltd.	43,700	$1,122,319
Amphenol Corp., Class A	78,674	6,856,439
Anixter International, Inc. (A)	5,270	333,591
Arrow Electronics, Inc. (A)	38,636	2,908,518
Avnet, Inc.	52,021	2,231,181
AVX Corp.	8,148	127,679
Badger Meter, Inc.	5,004	223,679
Bel Fuse, Inc., Class B	1,939	40,525
Belden, Inc. (B)	25,073	1,532,462
Benchmark Electronics, Inc.	8,414	245,268
Cognex Corp.	76,257	3,401,825
Coherent, Inc. (A)	10,966	1,715,302
Control4 Corp. (A)	4,629	112,531
Corning, Inc.	216,855	5,965,681
CTS Corp.	5,834	210,024
Daktronics, Inc.	7,510	63,910
Electro Scientific Industries, Inc. (A)(B)	5,710	90,047
ePlus, Inc. (A)	2,394	225,275
Fabrinet (A)	6,370	234,989
FARO Technologies, Inc. (A)	3,017	163,974
Fitbit, Inc., Class A (A)	37,205	242,949
FLIR Systems, Inc.	36,134	1,877,884
Hamamatsu Photonics KK	33,200	1,425,191
Hexagon AB, B Shares	59,756	3,320,469
Hirose Electric Company, Ltd.	7,375	912,099
Hitachi High-Technologies Corp.	16,184	658,368
Hitachi, Ltd.	1,120,972	7,897,228
II-VI, Inc. (A)	10,897	473,475
Ingenico Group SA	13,950	1,250,816
Insight Enterprises, Inc. (A)	6,220	304,345
IPG Photonics Corp. (A)	9,762	2,153,790
Itron, Inc. (A)	6,045	363,002
Jabil, Inc.	75,530	2,089,160
KEMET Corp. (A)	9,983	241,089
Keyence Corp.	22,600	12,746,720
Keysight Technologies, Inc. (A)	82,412	4,864,780
Kimball Electronics, Inc. (A)	4,859	88,920
Knowles Corp. (A)	15,590	238,527
Kyocera Corp.	74,663	4,198,890
Littelfuse, Inc.	11,009	2,512,034
Maxwell Technologies, Inc. (A)(B)	8,207	42,676
Mesa Laboratories, Inc.	601	126,859
Methode Electronics, Inc.	6,431	259,169
MTS Systems Corp.	3,228	169,954
Murata Manufacturing Company, Ltd.	41,813	7,019,413
National Instruments Corp.	47,437	1,991,405
Nippon Electric Glass Company, Ltd.	19,124	530,115
nLight, Inc. (A)	1,264	41,788
Novanta, Inc. (A)	5,777	359,907
Omron Corp.	44,518	2,073,819
OSI Systems, Inc. (A)	3,001	232,067
PAR Technology Corp. (A)	2,308	40,805
Park Electrochemical Corp.	3,728	86,452
PC Connection, Inc.	2,137	70,948
Plexus Corp. (A)	5,772	343,665
Rogers Corp. (A)	3,247	361,911
Sanmina Corp. (A)	12,005	351,747
ScanSource, Inc. (A)	4,455	179,537
Shimadzu Corp.	51,492	1,553,564
SYNNEX Corp.	18,259	1,762,176
Systemax, Inc.	2,139	73,432
TDK Corp.	29,921	3,046,641
TE Connectivity, Ltd.	91,376	8,229,323
Tech Data Corp. (A)	22,112	1,815,837
Trimble, Inc. (A)	109,883	3,608,558

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
TTM Technologies, Inc. (A)	16,761	$295,496
Venture Corp., Ltd.	63,400	828,321
VeriFone Systems, Inc. (A)	68,307	1,558,766
Vishay Intertechnology, Inc.	81,551	1,891,983
Vishay Precision Group, Inc. (A)	1,982	75,613
Yaskawa Electric Corp. (B)	55,710	1,961,833
Yokogawa Electric Corp.	52,892	939,210
Zebra Technologies Corp., Class A (A)	23,545	3,372,821
		120,960,766
Internet software and services – 3.2%
Akamai Technologies, Inc. (A)	44,724	3,275,139
Alarm.com Holdings, Inc. (A)	5,467	220,757
Alphabet, Inc., Class A (A)	77,953	88,023,748
Alphabet, Inc., Class C (A)	79,241	88,405,222
Alteryx, Inc., Class A (A)(B)	4,915	187,556
Amber Road, Inc. (A)	5,042	47,445
Appfolio, Inc., Class A (A)	2,633	161,008
Apptio, Inc., Class A (A)	5,356	193,887
Auto Trader Group PLC (C)	221,776	1,242,920
Benefitfocus, Inc. (A)	3,601	120,994
Blucora, Inc. (A)	8,362	309,394
Box, Inc., Class A (A)	22,527	562,950
Brightcove, Inc. (A)	6,972	67,280
Carbonite, Inc. (A)	4,742	165,496
Care.com, Inc. (A)	3,610	75,377
Cargurus, Inc. (A)	8,730	303,280
Cars.com, Inc. (A)	44,441	1,261,680
ChannelAdvisor Corp. (A)	5,001	70,264
Cision, Ltd. (A)(B)	7,176	107,281
Cloudera, Inc. (A)	18,590	253,568
Cornerstone OnDemand, Inc. (A)	9,452	448,308
Coupa Software, Inc. (A)	9,432	587,048
Delivery Hero AG (A)(C)	21,330	1,130,596
DeNA Company, Ltd.	25,000	468,143
eBay, Inc. (A)	241,219	8,746,601
eGain Corp. (A)	3,412	51,521
Endurance International Group
Holdings, Inc. (A)	12,693	126,295
Envestnet, Inc. (A)	7,825	429,984
Etsy, Inc. (A)	21,130	891,475
Facebook, Inc., Class A (A)	626,076	121,659,088
Five9, Inc. (A)	10,057	347,670
Gogo, Inc. (A)(B)	11,266	54,753
GTT Communications, Inc. (A)	6,198	278,910
Hortonworks, Inc. (A)	12,258	223,341
Instructure, Inc. (A)	5,529	235,259
Internap Corp. (A)	4,088	42,597
j2 Global, Inc.	29,883	2,588,167
Kakaku.com, Inc.	32,100	722,827
Leaf Group, Ltd. (A)	3,502	37,997
Limelight Networks, Inc. (A)	19,903	88,966
Liquidity Services, Inc. (A)	5,157	33,778
LivePerson, Inc. (A)	10,082	212,730
LogMeIn, Inc.	23,028	2,377,641
MINDBODY, Inc., Class A (A)	7,599	293,321
New Relic, Inc. (A)	7,835	788,123
NIC, Inc.	11,550	179,603
OneMarket, Ltd. (A)	22,813	21,610
Pandora Media, Inc. (A)(B)	45,668	359,864
Q2 Holdings, Inc. (A)	6,484	369,912
QuinStreet, Inc. (A)	6,782	86,131
Quotient Technology, Inc. (A)	14,104	184,762
REA Group, Ltd.	12,249	822,042
Reis, Inc.	1,898	41,376

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
SendGrid, Inc. (A)	1,613	$42,777
ShotSpotter, Inc. (A)	1,428	54,164
Shutterstock, Inc. (A)	3,378	160,320
SPS Commerce, Inc. (A)	2,972	218,383
Stamps.com, Inc. (A)	3,041	769,525
TechTarget, Inc. (A)	3,672	104,285
Telaria, Inc. (A)	9,194	37,144
The Meet Group, Inc. (A)	13,802	61,833
The Trade Desk, Inc., Class A (A)	5,597	524,999
TrueCar, Inc. (A)	16,616	167,655
Tucows, Inc., Class A (A)	1,696	102,862
Twitter, Inc. (A)	171,224	7,477,352
United Internet AG	28,401	1,621,463
VeriSign, Inc. (A)	25,037	3,440,585
Web.com Group, Inc. (A)	7,194	185,965
XO Group, Inc. (A)	4,334	138,688
Yahoo Japan Corp. (B)	333,954	1,106,344
Yelp, Inc. (A)	14,353	562,351
Yext, Inc. (A)	14,432	279,115
		347,041,495
IT services – 3.1%
Accenture PLC, Class A	167,866	27,461,199
Acxiom Corp. (A)	47,944	1,435,923
Alliance Data Systems Corp.	12,538	2,923,862
Amadeus IT Group SA	101,851	8,008,789
Atos SE	22,135	3,009,847
Automatic Data Processing, Inc.	114,986	15,424,222
Broadridge Financial Solutions, Inc.	30,785	3,543,354
CACI International, Inc., Class A (A)	4,307	725,945
Capgemini SE	37,133	4,976,186
Cardtronics PLC, Class A (A)	7,147	172,814
Cass Information Systems, Inc.	2,135	146,931
Cognizant Technology Solutions Corp.,
Class A	152,936	12,080,415
Computershare, Ltd.	107,884	1,469,645
ConvergeOne Holdings, Inc.	4,897	45,983
Convergys Corp.	56,492	1,380,664
CoreLogic, Inc. (A)	35,997	1,868,244
CSG Systems International, Inc.	5,913	241,664
DXC Technology Company	74,290	5,988,517
Everi Holdings, Inc. (A)	12,047	86,738
EVERTEC, Inc.	10,684	233,445
Exela Technologies, Inc. (A)	9,555	45,386
ExlService Holdings, Inc. (A)	5,957	337,226
Fidelity National Information Services, Inc.	86,415	9,162,582
Fiserv, Inc. (A)	106,850	7,916,517
FleetCor Technologies, Inc. (A)	23,467	4,943,324
Fujitsu, Ltd.	454,232	2,748,792
Gartner, Inc. (A)	23,698	3,149,464
Global Payments, Inc.	41,880	4,669,201
IBM Corp.	222,842	31,131,027
Jack Henry & Associates, Inc.	34,087	4,443,581
Leidos Holdings, Inc.	62,914	3,711,926
ManTech International Corp., Class A	4,549	244,008
Mastercard, Inc., Class A	239,330	47,033,132
MAXIMUS, Inc.	40,195	2,496,511
MoneyGram International, Inc. (A)	6,432	43,030
Nomura Research Institute, Ltd.	26,200	1,267,589
NTT Data Corp.	145,110	1,669,193
Obic Company, Ltd.	15,200	1,255,772
Otsuka Corp.	24,600	963,025
Paychex, Inc.	83,204	5,686,993
PayPal Holdings, Inc. (A)	291,351	24,260,798
Perficient, Inc. (A)	6,023	158,827
Perspecta, Inc.	88,146	1,811,400

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Presidio, Inc. (A)	5,875	$76,963
PRGX Global, Inc. (A)	4,758	46,153
Sabre Corp.	111,452	2,746,177
Science Applications International Corp.	26,088	2,111,302
ServiceSource International, Inc. (A)	15,992	63,008
Sykes Enterprises, Inc. (A)	6,930	199,445
Syntel, Inc. (A)	6,304	202,295
Teradata Corp. (A)	53,220	2,136,783
The Hackett Group, Inc.	4,648	74,693
The Western Union Company	119,313	2,425,633
Total System Services, Inc.	43,228	3,653,631
Travelport Worldwide, Ltd.	21,969	407,305
TTEC Holdings, Inc.	2,629	90,832
Unisys Corp. (A)(B)	9,220	118,938
Virtusa Corp. (A)	4,989	242,865
Visa, Inc., Class A	466,230	61,752,164
WEX, Inc. (A)	17,668	3,365,401
Wirecard AG	27,118	4,339,434
		334,426,713
Semiconductors and semiconductor equipment – 3.0%
Advanced Energy Industries, Inc. (A)	6,953	403,900
Advanced Micro Devices, Inc. (A)(B)	214,767	3,219,357
Alpha & Omega Semiconductor, Ltd. (A)	3,907	55,636
Ambarella, Inc. (A)(B)	5,704	220,231
Amkor Technology, Inc. (A)	18,249	156,759
Analog Devices, Inc.	96,613	9,267,119
Applied Materials, Inc.	263,168	12,155,730
Aquantia Corp. (A)(B)	4,110	47,594
ASM Pacific Technology, Ltd.	71,868	905,790
ASML Holding NV	95,071	18,813,100
Axcelis Technologies, Inc. (A)	5,754	113,929
AXT, Inc. (A)	7,688	54,200
Broadcom, Inc.	107,224	26,016,831
Brooks Automation, Inc.	12,319	401,846
Cabot Microelectronics Corp.	4,486	482,514
CEVA, Inc. (A)	4,101	123,850
Cirrus Logic, Inc. (A)	38,117	1,461,025
Cohu, Inc.	5,228	128,138
Cree, Inc. (A)	62,076	2,580,499
Cypress Semiconductor Corp.	158,068	2,462,699
Diodes, Inc. (A)	7,029	242,290
Disco Corp.	6,600	1,123,603
Entegris, Inc.	25,060	849,534
First Solar, Inc. (A)	36,031	1,897,392
FormFactor, Inc. (A)	13,038	173,405
Ichor Holdings, Ltd. (A)(B)	4,602	97,654
Impinj, Inc. (A)(B)	3,463	76,567
Infineon Technologies AG	263,643	6,696,875
Inphi Corp. (A)(B)	7,743	252,499
Integrated Device Technology, Inc. (A)	80,412	2,563,535
Intel Corp.	1,216,400	60,467,244
KLA-Tencor Corp.	40,628	4,165,589
Kopin Corp. (A)(B)	14,562	41,647
Lam Research Corp.	42,839	7,404,721
Lattice Semiconductor Corp. (A)	21,404	140,410
MACOM Technology Solutions
Holdings, Inc. (A)(B)	8,174	188,329
MaxLinear, Inc. (A)	11,084	172,800
Microchip Technology, Inc.	61,617	5,604,066
Micron Technology, Inc. (A)	302,735	15,875,423
MKS Instruments, Inc.	24,112	2,307,518
Monolithic Power Systems, Inc.	17,116	2,287,896
Nanometrics, Inc. (A)	4,098	145,110
NeoPhotonics Corp. (A)(B)	6,906	43,024
NVE Corp.	872	106,192

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	158,446	$37,535,857
NXP Semiconductors NV (A)	79,700	8,708,819
PDF Solutions, Inc. (A)	5,420	64,932
Photronics, Inc. (A)	12,473	99,472
Power Integrations, Inc.	5,054	369,195
Qorvo, Inc. (A)	32,979	2,643,926
QUALCOMM, Inc.	387,065	21,722,088
Rambus, Inc. (A)	18,861	236,517
Renesas Electronics Corp. (A)	193,300	1,889,663
Rohm Company, Ltd.	21,842	1,825,214
Rudolph Technologies, Inc. (A)	5,641	166,974
Semtech Corp. (A)	11,518	541,922
Sigma Designs, Inc. (A)	7,151	43,621
Silicon Laboratories, Inc. (A)	26,629	2,652,248
Skyworks Solutions, Inc.	47,363	4,577,634
SMART Global Holdings, Inc. (A)	1,651	52,617
STMicroelectronics NV	158,440	3,517,889
SUMCO Corp. (B)	54,200	1,088,576
SunPower Corp. (A)(B)	11,394	87,392
Synaptics, Inc. (A)	21,420	1,078,925
Teradyne, Inc.	84,355	3,211,395
Texas Instruments, Inc.	255,547	28,174,057
Tokyo Electron, Ltd.	36,460	6,258,479
Ultra Clean Holdings, Inc. (A)	6,877	114,158
Veeco Instruments, Inc. (A)	8,714	124,175
Versum Materials, Inc.	48,041	1,784,723
Xcerra Corp. (A)	9,553	133,455
Xilinx, Inc.	66,106	4,314,078
Xperi Corp.	8,944	143,998
		325,156,069
Software – 4.3%
8x8, Inc. (A)	16,089	322,584
A10 Networks, Inc. (A)	9,740	60,680
ACI Worldwide, Inc. (A)	71,523	1,764,472
Activision Blizzard, Inc.	198,672	15,162,647
Adobe Systems, Inc. (A)	128,546	31,340,800
Agilysys, Inc. (A)	3,331	51,631
Altair Engineering, Inc., Class A (A)	4,483	153,229
American Software, Inc., Class A	5,567	81,111
ANSYS, Inc. (A)	21,910	3,816,284
Asure Software, Inc. (A)	2,128	33,942
Autodesk, Inc. (A)	57,207	7,499,266
Avaya Holdings Corp. (A)	18,352	368,508
Blackbaud, Inc.	29,883	3,061,513
Blackline, Inc. (A)	5,683	246,813
Bottomline Technologies, Inc. (A)	7,093	353,444
CA, Inc.	82,055	2,925,261
Cadence Design Systems, Inc. (A)	73,064	3,164,402
Carbon Black, Inc. (A)	1,461	37,986
CDK Global, Inc.	54,551	3,548,543
Check Point Software Technologies, Ltd. (A)	30,226	2,952,476
Citrix Systems, Inc. (A)	33,375	3,499,035
CommVault Systems, Inc. (A)	25,570	1,683,785
Dassault Systemes SE	29,957	4,192,290
Digimarc Corp. (A)	2,141	57,379
Ebix, Inc.	4,255	324,444
Electronic Arts, Inc. (A)	80,091	11,294,433
Ellie Mae, Inc. (A)	5,997	622,728
Everbridge, Inc. (A)	4,653	220,645
Fair Isaac Corp. (A)	13,165	2,545,058
ForeScout Technologies, Inc. (A)	5,150	176,439
Fortinet, Inc. (A)	63,745	3,979,600
Glu Mobile, Inc. (A)	19,925	127,719
HubSpot, Inc. (A)	6,403	802,936
Imperva, Inc. (A)	6,179	298,137

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Intuit, Inc.	63,629	$12,999,723
Konami Holdings Corp.	21,709	1,103,070
LINE Corp. (A)	16,600	685,364
Manhattan Associates, Inc. (A)	29,459	1,384,868
Micro Focus International PLC	100,326	1,740,788
Microsoft Corp.	2,005,474	197,759,791
MicroStrategy, Inc., Class A (A)	1,696	216,664
Mitek Systems, Inc. (A)	6,392	56,889
MobileIron, Inc. (A)	14,271	63,506
Model N, Inc. (A)	4,730	87,978
Monotype Imaging Holdings, Inc.	7,338	148,961
Nexon Company, Ltd. (A)	102,206	1,482,943
Nice, Ltd. (A)	14,274	1,477,305
Nintendo Company, Ltd.	26,239	8,565,173
OneSpan, Inc. (A)	5,695	111,907
Oracle Corp.	777,894	34,274,010
Oracle Corp. Japan	9,006	734,034
Paylocity Holding Corp. (A)	5,159	303,659
Progress Software Corp.	8,009	310,909
PROS Holdings, Inc. (A)	4,983	182,228
PTC, Inc. (A)	50,908	4,775,679
QAD, Inc., Class A	1,884	94,483
Qualys, Inc. (A)	5,950	501,585
Rapid7, Inc. (A)	6,434	181,567
Red Hat, Inc. (A)	46,554	6,255,461
Rosetta Stone, Inc. (A)	4,091	65,579
SailPoint Technologies Holding, Inc. (A)	6,882	168,884
salesforce.com, Inc. (A)	184,122	25,114,241
SAP SE	227,939	26,308,192
Symantec Corp.	162,531	3,356,265
Synopsys, Inc. (A)	39,152	3,350,237
Take-Two Interactive Software, Inc. (A)	30,062	3,558,138
Telenav, Inc. (A)	7,507	42,039
Temenos AG (A)	13,970	2,100,900
The Sage Group PLC	249,903	2,063,997
The Ultimate Software Group, Inc. (A)	12,824	3,299,743
TiVo Corp.	21,296	286,431
Trend Micro, Inc.	27,864	1,586,217
Tyler Technologies, Inc. (A)	15,702	3,487,414
Ubisoft Entertainment SA (A)	18,070	1,975,199
Upland Software, Inc. (A)	2,872	98,711
Varonis Systems, Inc. (A)	4,918	366,391
Verint Systems, Inc. (A)	11,235	498,272
Workiva, Inc. (A)	5,018	122,439
Zix Corp. (A)	11,322	61,026
Zscaler, Inc. (A)(B)	2,533	90,555
		460,269,635
Technology hardware, storage and peripherals – 2.7%
3D Systems Corp. (A)(B)	19,620	270,952
Apple, Inc.	1,282,957	237,488,170
Brother Industries, Ltd.	51,736	1,019,255
Canon, Inc. (B)	231,977	7,606,879
Cray, Inc. (A)	7,282	179,137
Diebold Nixdorf, Inc. (B)	13,971	166,953
Electronics For Imaging, Inc. (A)	8,008	260,740
FUJIFILM Holdings Corp.	89,538	3,492,219
Hewlett Packard Enterprise Company	398,677	5,824,671
HP, Inc.	427,991	9,711,116
Immersion Corp. (A)	5,486	84,704
Konica Minolta, Inc.	104,886	972,746
NCR Corp. (A)	52,153	1,563,547
NEC Corp.	59,884	1,641,051
NetApp, Inc.	69,655	5,470,007
Ricoh Company, Ltd.	155,477	1,423,816
Seagate Technology PLC	74,903	4,229,772

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Seiko Epson Corp.	65,247	$1,132,780
Stratasys, Ltd. (A)	9,074	173,676
Super Micro Computer, Inc. (A)	6,906	163,327
USA Technologies, Inc. (A)	9,329	130,606
Western Digital Corp.	78,249	6,057,255
Xerox Corp.	56,371	1,352,904
		290,416,283
		1,970,724,618
Materials – 4.6%
Chemicals – 2.5%
A. Schulman, Inc.	4,750	211,375
Advanced Emissions Solutions, Inc.	3,854	43,781
AdvanSix, Inc. (A)	5,457	199,890
AgroFresh Solutions, Inc. (A)	6,424	45,032
Air Liquide SA	99,384	12,457,306
Air Products & Chemicals, Inc.	57,214	8,909,936
Air Water, Inc.	35,307	647,510
Akzo Nobel NV (B)	58,613	4,999,235
Albemarle Corp. (B)	28,821	2,718,685
American Vanguard Corp.	5,357	122,943
Arkema SA	15,746	1,858,032
Asahi Kasei Corp.	291,657	3,698,633
Ashland Global Holdings, Inc.	27,514	2,151,045
Balchem Corp.	5,691	558,515
BASF SE	213,046	20,339,192
Cabot Corp.	27,257	1,683,665
CF Industries Holdings, Inc.	60,721	2,696,012
Chase Corp.	1,261	147,852
Chr. Hansen Holding A/S	22,837	2,102,394
Clariant AG (A)	46,225	1,106,094
Covestro AG (C)	44,640	3,967,761
Croda International PLC	30,352	1,917,552
Daicel Corp.	60,885	672,588
DowDuPont, Inc.	605,896	39,940,664
Eastman Chemical Company	37,043	3,702,818
Ecolab, Inc.	67,771	9,510,304
EMS-Chemie Holding AG	1,894	1,211,795
Evonik Industries AG	38,041	1,301,524
Ferro Corp. (A)	15,064	314,084
Flotek Industries, Inc. (A)	11,895	38,421
FMC Corp.	35,022	3,124,313
Frutarom Industries, Ltd.	8,856	870,988
FutureFuel Corp.	5,039	70,596
GCP Applied Technologies, Inc. (A)	12,751	369,141
Givaudan SA	2,148	4,864,826
Hawkins, Inc.	1,979	69,958
HB Fuller Company	8,886	477,000
Hitachi Chemical Company, Ltd.	23,570	474,501
Incitec Pivot, Ltd.	393,048	1,054,542
Ingevity Corp. (A)	7,464	603,539
Innophos Holdings, Inc.	3,418	162,697
Innospec, Inc.	4,308	329,777
International Flavors & Fragrances, Inc.	20,570	2,549,857
Intrepid Potash, Inc. (A)	17,714	72,627
Israel Chemicals, Ltd.	164,487	753,615
Johnson Matthey PLC	44,712	2,129,030
JSR Corp.	45,090	766,271
K+S AG	44,597	1,097,045
Kaneka Corp.	57,234	512,569
Kansai Paint Company, Ltd.	41,154	854,047
KMG Chemicals, Inc.	2,590	191,090
Koninklijke DSM NV	42,262	4,227,849
Koppers Holdings, Inc. (A)	3,723	142,777
Kraton Corp. (A)	5,454	251,648

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kronos Worldwide, Inc.	4,098	$92,328
Kuraray Company, Ltd.	74,106	1,019,211
LANXESS AG	20,195	1,570,077
Linde AG	45,376	9,450,808
Linde AG	1,676	398,182
LyondellBasell Industries NV, Class A	83,957	9,222,676
Minerals Technologies, Inc.	21,905	1,650,542
Mitsubishi Chemical Holdings Corp.	297,159	2,481,509
Mitsubishi Gas Chemical Company, Inc.	37,670	851,255
Mitsui Chemicals, Inc.	42,518	1,130,074
NewMarket Corp.	4,054	1,639,843
Nippon Paint Holdings Company, Ltd.	34,000	1,462,175
Nissan Chemical Industries, Ltd.	29,800	1,388,144
Nitto Denko Corp.	38,487	2,905,667
Novozymes A/S, B Shares	52,226	2,641,498
Olin Corp.	73,726	2,117,411
OMNOVA Solutions, Inc. (A)	8,634	89,794
Orica, Ltd.	86,980	1,141,911
PolyOne Corp.	49,299	2,130,703
PPG Industries, Inc.	65,155	6,758,528
PQ Group Holdings, Inc. (A)	6,579	118,422
Praxair, Inc.	75,073	11,872,795
Quaker Chemical Corp.	2,297	355,736
Rayonier Advanced Materials, Inc.	9,187	157,006
RPM International, Inc.	58,965	3,438,839
Sensient Technologies Corp.	26,107	1,867,956
Shin-Etsu Chemical Company, Ltd.	85,146	7,566,790
Sika AG	29,820	4,120,214
Solvay SA	17,109	2,154,682
Stepan Company	3,625	282,786
Sumitomo Chemical Company, Ltd.	345,844	1,955,966
Symrise AG	28,474	2,490,745
Taiyo Nippon Sanso Corp.	29,357	420,252
Teijin, Ltd.	41,448	759,233
The Chemours Company	78,447	3,479,909
The Mosaic Company	91,253	2,559,647
The Scotts Miracle-Gro Company (B)	17,090	1,421,204
The Sherwin-Williams Company	21,495	8,760,717
Toray Industries, Inc.	321,672	2,538,911
Tosoh Corp.	60,400	933,916
Trecora Resources (A)	3,870	57,470
Tredegar Corp.	4,792	112,612
Trinseo SA	7,625	540,994
Tronox, Ltd., Class A	16,613	326,944
Umicore SA	48,376	2,761,661
Valvoline, Inc.	86,267	1,860,779
Yara International ASA	40,903	1,692,246
		270,045,709
Construction materials – 0.3%
Boral, Ltd.	269,317	1,299,324
CRH PLC	194,752	6,850,270
Eagle Materials, Inc.	21,152	2,220,325
Fletcher Building, Ltd.	197,983	929,079
Forterra, Inc. (A)(B)	3,913	38,073
HeidelbergCement AG	34,375	2,886,346
Imerys SA	8,289	668,981
James Hardie Industries PLC	101,749	1,705,933
LafargeHolcim, Ltd. (A)	112,602	5,474,964
Martin Marietta Materials, Inc.	16,496	3,684,052
Summit Materials, Inc., Class A (A)	19,684	516,705
Taiheiyo Cement Corp.	28,370	933,269
U.S. Concrete, Inc. (A)(B)	2,822	148,155
Vulcan Materials Company	34,355	4,433,856
		31,789,332

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging – 0.3%
Amcor, Ltd.	267,689	$2,852,141
AptarGroup, Inc.	27,512	2,569,071
Avery Dennison Corp.	22,773	2,325,123
Ball Corp.	92,080	3,273,444
Bemis Company, Inc.	40,110	1,693,043
Greif, Inc., Class A	15,963	844,283
Greif, Inc., Class B	1,013	58,349
International Paper Company	108,623	5,657,086
Myers Industries, Inc.	5,584	107,213
Owens-Illinois, Inc. (A)	71,409	1,200,385
Packaging Corp. of America	24,644	2,754,953
Sealed Air Corp.	42,104	1,787,315
Silgan Holdings, Inc.	32,667	876,456
Smurfit Kappa Group PLC	52,267	2,110,081
Sonoco Products Company	43,902	2,304,855
Toyo Seikan Group Holdings, Ltd.	35,329	620,016
UFP Technologies, Inc. (A)	1,293	39,889
WestRock Company	66,961	3,818,116
		34,891,819
Metals and mining – 1.3%
AK Steel Holding Corp. (A)(B)	56,310	244,385
Allegheny Technologies, Inc. (A)(B)	77,707	1,952,000
Alumina, Ltd.	565,014	1,169,231
Anglo American PLC	244,446	5,426,926
Antofagasta PLC	90,839	1,180,199
ArcelorMittal	154,526	4,508,413
BHP Billiton PLC	490,034	10,997,549
BHP Billiton, Ltd.	744,970	18,640,654
BlueScope Steel, Ltd.	129,206	1,649,001
Boliden AB	63,213	2,040,102
Carpenter Technology Corp.	28,958	1,522,322
Century Aluminum Company (A)	8,930	140,648
Cleveland-Cliffs, Inc. (A)	53,022	446,975
Coeur Mining, Inc. (A)	32,825	249,470
Commercial Metals Company	72,127	1,522,601
Compass Minerals International, Inc. (B)	20,976	1,379,172
Ferroglobe PLC (A)(D)	15,626	0
Fortescue Metals Group, Ltd.	363,337	1,179,745
Freeport-McMoRan, Inc.	350,559	6,050,648
Fresnillo PLC	51,676	778,742
Glencore PLC (A)	2,677,046	12,710,050
Gold Resource Corp.	10,465	68,964
Haynes International, Inc.	2,333	85,714
Hecla Mining Company	69,434	241,630
Hitachi Metals, Ltd.	51,164	530,508
JFE Holdings, Inc.	114,033	2,153,821
Kaiser Aluminum Corp.	2,909	302,856
Klondex Mines, Ltd. (A)	25,198	58,207
Kobe Steel, Ltd.	70,584	645,035
Maruichi Steel Tube, Ltd.	12,861	435,835
Materion Corp.	3,639	197,052
Mitsubishi Materials Corp.	24,369	668,566
Newcrest Mining, Ltd.	179,227	2,910,133
Newmont Mining Corp.	138,668	5,229,170
Nippon Steel & Sumitomo Metal Corp.	175,700	3,444,972
Norsk Hydro ASA	310,495	1,853,421
Nucor Corp.	82,664	5,166,500
Olympic Steel, Inc.	2,008	40,983
Randgold Resources, Ltd.	21,701	1,670,268
Reliance Steel & Aluminum Company	31,884	2,791,125
Rio Tinto PLC	278,790	15,366,483
Rio Tinto, Ltd.	95,836	5,921,254
Royal Gold, Inc.	28,863	2,679,641
Schnitzer Steel Industries, Inc., Class A	4,625	155,863
South32, Ltd.	1,199,037	3,201,818

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	104,033	$4,780,316
Sumitomo Metal Mining Company, Ltd.	53,907	2,057,454
SunCoke Energy, Inc. (A)	11,715	156,981
Synalloy Corp.	2,031	40,518
Tahoe Resources, Inc.	55,020	270,698
thyssenkrupp AG	100,656	2,439,889
TimkenSteel Corp. (A)	7,275	118,946
United States Steel Corp.	77,953	2,708,867
Universal Stainless & Alloy Products, Inc. (A)	1,603	37,943
voestalpine AG	26,670	1,226,368
Warrior Met Coal, Inc.	6,339	174,766
Worthington Industries, Inc.	26,568	1,115,059
		144,736,457
Paper and forest products – 0.2%
Boise Cascade Company	6,833	305,435
Clearwater Paper Corp. (A)	3,194	73,781
Domtar Corp.	27,699	1,322,350
KapStone Paper and Packaging Corp.	15,455	533,198
Louisiana-Pacific Corp.	89,550	2,437,551
Mondi PLC	84,872	2,289,684
Neenah, Inc.	2,899	245,980
Oji Holdings Corp.	202,338	1,253,886
PH Glatfelter Company	7,945	155,643
Schweitzer-Mauduit International, Inc.	5,405	236,307
Stora Enso OYJ, R Shares	127,299	2,480,032
UPM-Kymmene OYJ	124,268	4,424,574
Verso Corp., Class A (A)	6,158	133,998
		15,892,419
		497,355,736
Real estate – 3.6%
Equity real estate investment trusts – 2.9%
Acadia Realty Trust	14,132	386,793
Agree Realty Corp.	5,093	268,758
Alexander & Baldwin, Inc.	42,275	993,463
Alexander’s, Inc.	366	140,043
Alexandria Real Estate Equities, Inc.	27,040	3,411,637
American Assets Trust, Inc.	6,836	261,750
American Campus Communities, Inc.	60,256	2,583,777
American Tower Corp.	115,354	16,630,586
Americold Realty Trust	9,301	204,808
Apartment Investment & Management
Company, Class A	41,888	1,771,862
Armada Hoffler Properties, Inc.	8,470	126,203
Ascendas Real Estate Investment Trust	582,178	1,127,412
Ashford Hospitality Trust, Inc.	15,905	128,831
AvalonBay Communities, Inc.	35,916	6,173,601
BGP Holdings PLC (A)(D)	1,525,695	2
Bluerock Residential Growth REIT, Inc.	5,376	47,954
Boston Properties, Inc.	40,038	5,021,566
Braemar Hotels & Resorts, Inc.	5,927	67,686
Camden Property Trust	40,909	3,728,037
CapitaLand Commercial Trust	574,594	699,694
CapitaLand Mall Trust	580,103	881,779
CareTrust REIT, Inc.	13,559	226,300
CatchMark Timber Trust, Inc., Class A	9,447	120,260
CBL & Associates Properties, Inc.	31,443	175,138
Cedar Realty Trust, Inc.	18,246	86,121
Chatham Lodging Trust	8,043	170,672
Chesapeake Lodging Trust	10,414	329,499
City Office REIT, Inc.	7,104	91,144
Community Healthcare Trust, Inc.	3,402	101,618
CoreCivic, Inc.	73,288	1,750,850
CorEnergy Infrastructure Trust, Inc.	2,316	87,082
CorePoint Lodging, Inc. (A)	7,333	189,925

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
CoreSite Realty Corp.	15,191	$1,683,467
Corporate Office Properties Trust	45,012	1,304,898
Cousins Properties, Inc.	258,717	2,506,968
Covivio	8,686	902,502
Crown Castle International Corp.	108,384	11,685,963
CyrusOne, Inc.	43,698	2,550,215
Daiwa House REIT Investment Corp.	398	945,234
DCT Industrial Trust, Inc.	41,526	2,771,030
Dexus	234,204	1,683,401
DiamondRock Hospitality Company	35,102	431,053
Digital Realty Trust, Inc.	54,004	6,025,766
Douglas Emmett, Inc.	70,418	2,829,395
Duke Realty Corp.	93,710	2,720,401
Easterly Government Properties, Inc.	7,941	156,914
EastGroup Properties, Inc.	5,945	568,104
Education Realty Trust, Inc.	46,640	1,935,560
EPR Properties	28,507	1,846,969
Equinix, Inc.	20,672	8,886,686
Equity Residential	95,742	6,097,808
Essex Property Trust, Inc.	17,309	4,138,063
Extra Space Storage, Inc.	32,807	3,274,467
Farmland Partners, Inc.	7,370	64,856
Federal Realty Investment Trust	18,863	2,387,113
First Industrial Realty Trust, Inc.	76,929	2,564,813
Four Corners Property Trust, Inc.	10,499	258,590
Franklin Street Properties Corp.	19,098	163,479
Front Yard Residential Corp.	9,584	99,865
Gecina SA	10,488	1,752,107
Getty Realty Corp.	5,682	160,062
GGP, Inc.	166,014	3,391,666
Gladstone Commercial Corp.	5,784	111,168
Gladstone Land Corp.	3,767	47,728
Global Medical REIT, Inc.	4,389	38,887
Global Net Lease, Inc.	12,071	246,611
Goodman Group	376,120	2,681,295
Government Properties Income Trust	18,033	285,823
Gramercy Property Trust	28,364	774,904
Hammerson PLC	183,278	1,259,566
HCP, Inc.	122,283	3,157,347
Healthcare Realty Trust, Inc.	76,737	2,231,512
Hersha Hospitality Trust	6,342	136,036
Highwoods Properties, Inc.	45,593	2,312,933
Hospitality Properties Trust	72,454	2,072,909
Host Hotels & Resorts, Inc.	192,915	4,064,719
ICADE	7,789	729,583
Independence Realty Trust, Inc.	15,758	162,465
Industrial Logistics Properties Trust	3,575	79,901
InfraREIT, Inc.	4,498	99,721
Innovative Industrial Properties, Inc.	1,245	45,592
Investors Real Estate Trust	22,413	123,944
Iron Mountain, Inc.	72,977	2,554,925
iStar, Inc. (A)	11,597	125,132
Japan Prime Realty Investment Corp.	193	701,149
Japan Real Estate Investment Corp.	303	1,602,878
Japan Retail Fund Investment Corp.	610	1,100,347
JBG SMITH Properties	41,094	1,498,698
Jernigan Capital, Inc.	3,015	57,466
Keppel REIT	21,160	17,090
Kilroy Realty Corp.	43,579	3,296,316
Kimco Realty Corp.	109,311	1,857,194
Kite Realty Group Trust	14,861	253,826
Klepierre SA	47,390	1,780,590
Lamar Advertising Company, Class A	37,053	2,531,090
Land Securities Group PLC	171,394	2,159,276
LaSalle Hotel Properties	68,107	2,331,303

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Lexington Realty Trust	38,959	$340,112
Liberty Property Trust	65,161	2,888,587
Life Storage, Inc.	20,513	1,996,120
Link REIT	503,106	4,588,017
LTC Properties, Inc.	6,957	297,342
Mack-Cali Realty Corp.	56,050	1,136,694
MedEquities Realty Trust, Inc.	6,678	73,592
Medical Properties Trust, Inc.	160,825	2,257,983
Mid-America Apartment Communities, Inc.	29,551	2,974,899
Mirvac Group	865,317	1,388,841
Monmouth Real Estate Investment Corp.	13,497	223,105
National Health Investors, Inc.	6,917	509,645
National Retail Properties, Inc.	67,839	2,982,202
National Storage Affiliates Trust	8,731	269,089
New Senior Investment Group, Inc.	14,061	106,442
NexPoint Residential Trust, Inc.	3,255	92,605
Nippon Building Fund, Inc.	308	1,776,628
Nippon Prologis REIT, Inc.	404	838,465
Nomura Real Estate Master Fund, Inc.	900	1,271,218
NorthStar Realty Europe Corp.	8,483	122,919
Omega Healthcare Investors, Inc.	87,570	2,714,670
One Liberty Properties, Inc.	3,138	82,875
Pebblebrook Hotel Trust	11,947	463,544
Pennsylvania Real Estate Investment Trust	12,882	141,573
Physicians Realty Trust	32,266	514,320
Piedmont Office Realty Trust, Inc., Class A	22,145	441,350
PotlatchDeltic Corp.	37,460	1,904,841
Preferred Apartment Communities, Inc.,
Class A	7,134	121,207
Prologis, Inc.	139,128	9,139,318
PS Business Parks, Inc.	3,408	437,928
Public Storage	39,079	8,865,462
QTS Realty Trust, Inc., Class A	9,079	358,621
Quality Care Properties, Inc. (A)	58,234	1,252,613
Ramco-Gershenson Properties Trust	14,385	190,026
Rayonier, Inc.	57,056	2,207,497
Realty Income Corp.	74,733	4,019,888
Regency Centers Corp.	38,070	2,363,386
Retail Opportunity Investments Corp.	19,816	379,675
Rexford Industrial Realty, Inc.	14,190	445,424
RLJ Lodging Trust	30,532	673,231
Ryman Hospitality Properties, Inc.	7,806	649,069
Sabra Health Care REIT, Inc.	110,008	2,390,474
Safety Income & Growth, Inc.	1,906	36,157
Saul Centers, Inc.	2,166	116,054
SBA Communications Corp. (A)	30,085	4,967,635
Scentre Group	1,230,818	3,998,994
Segro PLC	231,337	2,037,351
Select Income REIT	11,277	253,394
Senior Housing Properties Trust	104,754	1,895,000
Seritage Growth Properties, Class A	5,699	241,809
Simon Property Group, Inc.	80,880	13,764,967
SL Green Realty Corp.	22,932	2,305,354
Spirit MTA REIT (A)	8,682	89,425
STAG Industrial, Inc.	17,273	470,344
Stockland	568,614	1,670,700
Summit Hotel Properties, Inc.	18,563	265,637
Sunstone Hotel Investors, Inc.	39,373	654,379
Suntec Real Estate Investment Trust	492,100	623,959
Tanger Factory Outlet Centers, Inc.	57,911	1,360,329
Taubman Centers, Inc.	26,886	1,579,821
Terreno Realty Corp.	9,685	364,834
The British Land Company PLC	215,846	1,909,586
The GEO Group, Inc.	75,800	2,087,532
The GPT Group	421,856	1,578,387

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
The Macerich Company	28,789	$1,636,079
Tier REIT, Inc.	8,337	198,254
UDR, Inc.	70,494	2,646,345
UMH Properties, Inc.	6,607	101,417
Unibail-Rodamco-Westfield (A)	576	126,829
Unibail-Rodamco-Westfield	23,072	5,080,194
Unibail-Rodamco-Westfield (Amsterdam Stock
Exchange) (A)	168,260	1,826,720
United Urban Investment Corp.	672	1,044,228
Uniti Group, Inc.	72,817	1,458,525
Universal Health Realty Income Trust	2,310	147,794
Urban Edge Properties	66,009	1,509,626
Urstadt Biddle Properties, Inc., Class A	5,573	126,117
Ventas, Inc.	93,620	5,331,659
Vicinity Centres	770,778	1,478,215
Vornado Realty Trust	45,106	3,334,236
Washington Prime Group, Inc.	33,483	271,547
Washington Real Estate Investment Trust	13,922	422,254
Weingarten Realty Investors	52,562	1,619,435
Welltower, Inc.	97,347	6,102,683
Weyerhaeuser Company	196,860	7,177,516
Whitestone REIT	7,368	91,953
Xenia Hotels & Resorts, Inc.	18,895	460,282
		316,657,243
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	23,731	425,712
Altisource Portfolio Solutions SA (A)(B)	1,856	54,140
Azrieli Group, Ltd.	10,214	507,696
CapitaLand, Ltd.	588,784	1,362,740
CBRE Group, Inc., Class A (A)	79,343	3,787,835
City Developments, Ltd.	95,013	761,046
CK Asset Holdings, Ltd.	602,062	4,766,108
Consolidated-Tomoka Land Company	925	56,897
Daito Trust Construction Company, Ltd.	16,911	2,750,974
Daiwa House Industry Company, Ltd.	131,766	4,482,920
Deutsche Wohnen SE	81,943	3,957,350
Forestar Group, Inc. (A)	1,895	39,321
FRP Holdings, Inc. (A)	1,382	89,485
Hang Lung Group, Ltd.	203,000	568,396
Hang Lung Properties, Ltd.	475,313	976,328
Henderson Land Development Company, Ltd.	305,009	1,608,397
HFF, Inc., Class A	6,651	228,462
Hongkong Land Holdings, Ltd.	271,534	1,941,177
Hulic Company, Ltd.	67,969	725,438
Hysan Development Company, Ltd.	144,279	805,292
Jones Lang LaSalle, Inc.	20,058	3,329,427
Kennedy-Wilson Holdings, Inc.	22,238	470,334
Kerry Properties, Ltd.	150,064	717,145
LendLease Group	135,528	1,984,346
Marcus & Millichap, Inc. (A)	3,454	134,741
Mitsubishi Estate Company, Ltd.	274,124	4,785,355
Mitsui Fudosan Company, Ltd.	207,426	4,996,533
New World Development Company, Ltd.	1,405,569	1,966,264
Newmark Group, Inc., Class A	4,260	60,620
Nomura Real Estate Holdings, Inc.	28,863	639,051
RE/MAX Holdings, Inc., Class A	3,129	164,116
Redfin Corp. (A)(B)	13,267	306,335
Sino Land Company, Ltd.	753,722	1,224,776
Sumitomo Realty & Development
Company, Ltd.	82,483	3,037,434
Sun Hung Kai Properties, Ltd.	369,314	5,564,062
Swire Pacific, Ltd., Class A	117,018	1,236,862
Swire Properties, Ltd.	267,287	985,745
Swiss Prime Site AG (A)	16,727	1,536,870
Tejon Ranch Company (A)	3,956	96,131

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The RMR Group, Inc., Class A	1,191	$93,434
The St. Joe Company (A)	6,958	124,896
The Wharf Holdings, Ltd.	287,061	919,261
Tokyo Tatemono Company, Ltd.	45,300	621,368
Tokyu Fudosan Holdings Corp.	118,481	835,761
UOL Group, Ltd.	116,770	652,093
Vonovia SE	112,807	5,361,645
Wharf Real Estate Investment Company, Ltd.	280,061	1,988,645
Wheelock & Company, Ltd.	189,285	1,315,441
		75,044,405
		391,701,648
Telecommunication services – 2.3%
Diversified telecommunication services – 1.8%
AT&T, Inc.	1,897,461	60,927,473
ATN International, Inc.	1,853	97,783
Bezeq The Israeli Telecommunication
Corp., Ltd.	489,397	551,549
BT Group PLC	1,959,640	5,621,706
CenturyLink, Inc.	255,869	4,769,398
Cincinnati Bell, Inc. (A)	8,009	125,741
Cogent Communications Holdings, Inc.	7,311	390,407
Consolidated Communications
Holdings, Inc. (B)	12,779	157,948
Deutsche Telekom AG (A)	773,149	11,948,553
Elisa OYJ	33,030	1,525,899
Frontier Communications Corp. (B)	14,429	77,339
HKT Trust & HKT, Ltd.	887,421	1,132,006
Iliad SA	6,185	975,901
Intelsat SA (A)	7,148	119,086
Iridium Communications, Inc. (A)(B)	17,062	274,698
Koninklijke KPN NV	776,516	2,111,485
Nippon Telegraph & Telephone Corp.	160,558	7,293,826
Ooma, Inc. (A)	4,106	58,100
Orange SA	462,875	7,726,372
ORBCOMM, Inc. (A)	13,722	138,592
PCCW, Ltd.	959,317	539,792
pdvWireless, Inc. (A)	1,989	49,626
Proximus SADP	34,889	784,727
Singapore Telecommunications, Ltd.	1,437,549	3,245,693
Singapore Telecommunications, Ltd.	448,305	1,013,050
Spark New Zealand, Ltd.	428,836	1,082,277
Swisscom AG	5,982	2,669,968
Telecom Italia SpA (A)	2,637,413	1,954,007
Telefonica Deutschland Holding AG	174,503	686,487
Telefonica SA	1,084,080	9,201,059
Telenor ASA	173,473	3,552,813
Telia Company AB	650,897	2,966,715
Telstra Corp., Ltd.	961,461	1,859,599
TPG Telecom, Ltd. (B)	90,321	345,255
Verizon Communications, Inc.	1,078,534	54,261,046
Vonage Holdings Corp. (A)	38,770	499,745
Windstream Holdings, Inc. (A)(B)	8,308	43,783
		190,779,504
Wireless telecommunication services – 0.5%
1&1 Drillisch AG	12,453	706,400
Boingo Wireless, Inc. (A)	7,348	165,991
KDDI Corp.	420,043	11,486,032
Millicom International Cellular SA	15,155	890,691
NII Holdings, Inc. (A)(B)	16,541	64,510
NTT DOCOMO, Inc.	316,652	8,069,036
Shenandoah Telecommunications Company	8,349	273,012
SoftBank Group Corp.	191,487	13,673,722
Spok Holdings, Inc.	4,009	60,335
Tele2 AB, B Shares	82,877	970,688

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Telephone & Data Systems, Inc.	40,922	$1,122,081
Vodafone Group PLC	6,189,439	14,992,623
		52,475,121
		243,254,625
Utilities – 3.1%
Electric utilities – 1.7%
ALLETE, Inc.	31,577	2,444,376
Alliant Energy Corp.	61,040	2,583,213
American Electric Power Company, Inc.	128,442	8,894,609
AusNet Services	426,413	506,452
Chubu Electric Power Company, Inc.	140,729	2,110,144
CK Infrastructure Holdings, Ltd.	153,843	1,138,856
CLP Holdings, Ltd.	382,334	4,118,265
Duke Energy Corp.	183,135	14,482,316
Edison International	84,672	5,357,197
EDP - Energias de Portugal SA	593,719	2,353,212
El Paso Electric Company	7,206	425,875
Electricite de France SA	135,820	1,863,702
Endesa SA (B)	74,410	1,636,395
Enel SpA	1,887,286	10,457,793
Entergy Corp.	47,274	3,819,266
Evergy, Inc.	71,083	3,991,310
Eversource Energy	82,264	4,821,493
Exelon Corp.	252,219	10,744,529
FirstEnergy Corp.	117,255	4,210,627
Fortum OYJ	102,577	2,443,293
Hawaiian Electric Industries, Inc.	47,996	1,646,263
HK Electric Investments & HK Electric
Investments, Ltd. (B)(C)	603,500	575,338
Iberdrola SA	1,342,191	10,350,642
IDACORP, Inc.	31,058	2,864,790
Kyushu Electric Power Company, Inc.	88,118	983,901
MGE Energy, Inc.	6,413	404,340
NextEra Energy, Inc.	123,100	20,561,393
OGE Energy Corp.	88,070	3,100,945
Orsted A/S (C)	43,696	2,640,160
Otter Tail Corp.	7,145	340,102
PG&E Corp.	135,432	5,763,986
Pinnacle West Capital Corp.	29,010	2,337,046
PNM Resources, Inc.	49,166	1,912,557
Portland General Electric Company	15,666	669,878
Power Assets Holdings, Ltd.	320,736	2,240,583
PPL Corp.	182,542	5,211,574
Red Electrica Corp. SA	100,043	2,032,474
SSE PLC	234,764	4,190,667
Terna Rete Elettrica Nazionale SpA (B)	324,557	1,752,825
The Chugoku Electric Power Company, Inc.	64,036	827,222
The Kansai Electric Power Company, Inc.	162,624	2,371,719
The Southern Company	263,724	12,213,058
Tohoku Electric Power Company, Inc.	99,165	1,211,611
Tokyo Electric Power Company
Holdings, Inc. (A)	336,028	1,564,393
Xcel Energy, Inc.	132,242	6,040,815
		182,211,205
Gas utilities – 0.3%
APA Group	272,546	1,985,611
Atmos Energy Corp.	48,979	4,414,967
Chesapeake Utilities Corp.	2,918	233,294
Gas Natural SDG SA (B)	80,931	2,139,478
Hong Kong & China Gas Company, Ltd.	2,149,700	4,109,223
National Fuel Gas Company	37,881	2,006,178
New Jersey Resources Corp.	53,991	2,416,097
Northwest Natural Gas Company	5,120	326,656
ONE Gas, Inc.	32,226	2,408,571

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Osaka Gas Company, Ltd.	86,575	$1,792,617
RGC Resources, Inc.	1,555	45,375
South Jersey Industries, Inc.	15,252	510,484
Southwest Gas Holdings, Inc.	29,801	2,272,922
Spire, Inc.	8,611	608,367
Toho Gas Company, Ltd.	17,684	612,608
Tokyo Gas Company, Ltd.	89,996	2,389,596
UGI Corp.	76,335	3,974,763
WGL Holdings, Inc.	31,590	2,803,613
		35,050,420
Independent power and renewable electricity producers – 0.1%
AES Corp.	173,086	2,321,083
Atlantic Power Corp. (A)	26,825	59,015
Electric Power Development Company, Ltd.	34,448	889,113
Meridian Energy, Ltd.	297,065	627,479
NRG Energy, Inc.	78,998	2,425,239
NRG Yield, Inc., Class A	6,548	111,643
NRG Yield, Inc., Class C	11,544	198,557
Ormat Technologies, Inc.	7,135	379,511
Pattern Energy Group, Inc., Class A (B)	14,782	277,163
TerraForm Power, Inc., Class A	13,144	153,785
Uniper SE	46,500	1,384,436
		8,827,024
Multi-utilities – 0.9%
AGL Energy, Ltd.	151,519	2,521,090
Ameren Corp.	63,635	3,872,190
Avista Corp.	11,380	599,271
Black Hills Corp. (B)	33,084	2,025,072
CenterPoint Energy, Inc.	112,601	3,120,174
Centrica PLC	1,293,506	2,685,811
CMS Energy Corp.	73,902	3,494,087
Consolidated Edison, Inc.	80,785	6,299,614
Dominion Energy, Inc.	170,394	11,617,463
DTE Energy Company	47,225	4,893,927
E.ON SE	511,585	5,450,680
Engie SA	424,050	6,486,477
Innogy SE (C)	32,233	1,377,112
MDU Resources Group, Inc.	86,109	2,469,606
National Grid PLC	782,027	8,642,232
NiSource, Inc.	88,098	2,315,215
NorthWestern Corp.	30,469	1,744,350
Public Service Enterprise Group, Inc.	131,618	7,125,799
RWE AG	119,681	2,719,694
SCANA Corp.	37,034	1,426,550
Sempra Energy	69,012	8,012,983
Suez	85,651	1,107,982
Unitil Corp.	2,737	139,696
Vectren Corp.	36,632	2,617,356
Veolia Environnement SA	124,176	2,653,519
WEC Energy Group, Inc.	82,052	5,304,662
		100,722,612
Water utilities – 0.1%
American States Water Company	6,478	370,282
American Water Works Company, Inc.	46,837	3,998,943
Aqua America, Inc.	78,441	2,759,554
Artesian Resources Corp., Class A	1,934	74,981
Cadiz, Inc. (A)(B)	4,770	62,487
California Water Service Group	8,675	337,891
Connecticut Water Service, Inc.	2,211	144,423
Consolidated Water Company, Ltd.	3,766	48,581
Middlesex Water Company	3,053	128,745
Severn Trent PLC	55,204	1,439,377
SJW Group	3,150	208,593

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
The York Water Company	2,554	$81,217
United Utilities Group PLC	159,929	1,607,812
		11,262,886
		338,074,147
TOTAL COMMON STOCKS (Cost $6,588,320,459)		$10,468,863,349

PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Auto components – 0.0%
Schaeffler AG	38,864	504,422
Automobiles – 0.1%
Bayerische Motoren Werke AG	12,808	1,018,850
Porsche Automobil Holding SE	35,358	2,245,073
Volkswagen AG	43,121	7,124,031
		10,387,954
Media – 0.0%
GCI Liberty, Inc., 5.000%	1,037	25,044
		10,917,420
Consumer staples – 0.1%
Household products – 0.1%
Henkel AG & Company KGaA	41,406	5,283,350
Financials – 0.0%
Banks – 0.0%
Intesa Sanpaolo SpA	218,816	661,152
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	8,263	1,230,122
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	16,369	805,459
Telecommunication services – 0.0%
Diversified telecommunication services – 0.0%
Telecom Italia SpA	1,388,142	903,372
TOTAL PREFERRED SECURITIES (Cost $17,234,375)		$19,800,875

RIGHTS – 0.0%
ACS Actividades de Construccion y Servicios
SA (Expiration Date: 7-9-18) (A)(E)	58,392	60,144
Community Health Systems, Inc. (A)(E)	174,338	1,918
Intesa Sanpaolo SpA (Expiration
Date: 12-31-49; Strike Price: EUR 2.74) (A)	3,344,480	4
Repsol SA (Expiration Date: 7-9-18) (A)(E)	306,816	174,170
TOTAL RIGHTS (Cost $247,725)		$236,236

SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust,
2.0600% (F)(G)	14,762,793	147,681,078
TOTAL SECURITIES LENDING COLLATERAL
(Cost $147,670,329)		$147,681,078

SHORT-TERM INVESTMENTS – 2.4%
U.S. Government Agency – 2.2%
Federal Home Loan Bank Discount Note
1.890%, 08/06/2018 *	$10,000,000	9,981,330
1.890%, 08/15/2018 *	30,000,000	29,929,590
1.890%, 08/22/2018 *	30,000,000	29,918,400
1.895%, 08/13/2018 *	177,200,000	176,803,072
		246,632,392

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

Shares or
Principal
Amount		Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp.
dated 6-29-18 at 0.900% to be repurchased
at $19,620,471 on 7-2-18, collateralized by
$20,270,000 U.S. Treasury Notes, 2.000%
due 12-31-21 (valued at $20,024,105,
including interest)	$19,619,000	$19,619,000
TOTAL SHORT-TERM INVESTMENTS (Cost $266,247,946)		$266,251,392
Total Investments (Strategic Equity Allocation Trust)
(Cost $7,019,720,834) – 100.8%		$10,902,832,930
Other assets and liabilities, net – (0.8%)		(89,972,099)
TOTAL NET ASSETS – 100.0%		$10,812,860,831

Currency Abbreviations

EUR	Euro

Strategic Equity Allocation Trust (continued)

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
MSCI EAFE Index Futures	1,166	Long	Sep 2018	$117,082,990	$113,999,820	$(3,083,170)
Russell 2000 Index E-Mini Futures	177	Long	Sep 2018	14,921,523	14,580,375	(341,148)
S&P 500 Index E-Mini Futures	1,329	Long	Sep 2018	184,640,451	180,850,320	(3,790,131)
S&P MidCap 400 Index E-Mini Futures	72	Long	Sep 2018	14,327,638	14,083,920	(243,718)
						$(7,458,167)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.6%
Consumer discretionary – 13.3%
Auto components – 0.2%
Adient PLC	2,330	$114,613
ADOMANI, Inc. (A)	1,883	2,052
American Axle & Manufacturing
Holdings, Inc. (A)	2,564	39,896
Autoliv, Inc. (B)	2,142	306,777
BorgWarner, Inc.	5,160	222,706
Cooper Tire & Rubber Company (B)	1,198	31,507
Dana, Inc.	3,682	74,340
Dorman Products, Inc. (A)	834	56,971
Fox Factory Holding Corp. (A)	1,019	47,434
Gentex Corp.	6,779	156,053
Gentherm, Inc. (A)	1,021	40,125
Horizon Global Corp. (A)	693	4,130
LCI Industries	621	55,983
Lear Corp.	1,648	306,215
Modine Manufacturing Company (A)	1,377	25,130
Motorcar Parts of America, Inc. (A)	518	9,692
Shiloh Industries, Inc. (A)	768	6,682
Standard Motor Products, Inc.	472	22,816
Stoneridge, Inc. (A)	780	27,409
Strattec Security Corp.	18	550
Superior Industries International, Inc.	698	12,494
Tenneco, Inc.	1,320	58,027
The Goodyear Tire & Rubber Company	5,820	135,548

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Tower International, Inc.	572	$18,190
Visteon Corp. (A)	782	101,066
VOXX International Corp. (A)	1,157	6,248
		1,882,654
Automobiles – 0.6%
Ford Motor Company	98,115	1,086,133
General Motors Company	34,620	1,364,028
Harley-Davidson, Inc.	4,168	175,389
Tesla, Inc. (A)(B)	4,178	1,432,845
Thor Industries, Inc.	1,301	126,704
Winnebago Industries, Inc.	850	34,510
		4,219,609
Distributors – 0.1%
Core-Mark Holding Company, Inc.	1,276	28,965
Funko, Inc., Class A (A)	1,206	15,135
Genuine Parts Company	3,579	328,516
LKQ Corp. (A)	7,636	243,588
Pool Corp.	1,008	152,712
Weyco Group, Inc.	306	11,138
		780,054
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	1,497	72,006
American Public Education, Inc. (A)	452	19,029
Ascent Capital Group, Inc., Class A (A)	601	1,689

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Bridgepoint Education, Inc. (A)	803	$5,244
Bright Horizons Family Solutions, Inc. (A)	1,456	149,269
Capella Education Company	320	31,584
Career Education Corp. (A)	1,900	30,723
Carriage Services, Inc.	454	11,146
Chegg, Inc. (A)	2,880	80,035
Collectors Universe, Inc.	319	4,702
Graham Holdings Company, Class B	128	75,021
Grand Canyon Education, Inc. (A)	1,227	136,945
H&R Block, Inc.	5,136	116,998
Houghton Mifflin Harcourt Company (A)	3,437	26,293
ITT Educational Services, Inc. (A)	608	1
K12, Inc. (A)	1,107	18,122
Laureate Education, Inc., Class A (A)	4,617	66,162
Regis Corp. (A)	1,290	21,337
Service Corp. International	4,490	160,697
ServiceMaster Global Holdings, Inc. (A)	3,332	198,154
Sotheby’s (A)	1,279	69,501
StoneMor Partners LP (A)	1,314	7,923
Strayer Education, Inc.	223	25,201
Weight Watchers International, Inc. (A)	1,634	165,197
		1,492,979
Hotels, restaurants and leisure – 2.1%
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,940	220,374
Biglari Holdings, Inc., Class A (A)	5	4,750
Biglari Holdings, Inc., Class B (A)	58	10,642
BJ’s Restaurants, Inc.	458	27,480
Bloomin’ Brands, Inc.	2,203	44,280
Bluegreen Vacations Corp. (B)	1,967	46,815
Bojangles’, Inc. (A)	1,044	15,034
Boyd Gaming Corp.	2,876	99,682
Brinker International, Inc. (B)	1,146	54,550
Caesars Entertainment Corp. (A)	17,371	185,870
Carnival Corp.	13,155	753,913
Carrols Restaurant Group, Inc. (A)	1,021	15,162
Cedar Fair LP (B)	1,361	85,757
Century Casinos, Inc. (A)	941	8,234
Chipotle Mexican Grill, Inc. (A)	690	297,645
Choice Hotels International, Inc.	1,456	110,074
Churchill Downs, Inc.	345	102,293
Chuy’s Holdings, Inc. (A)	463	14,214
Cracker Barrel Old Country Store, Inc. (B)	560	87,478
Darden Restaurants, Inc.	3,061	327,711
Dave & Buster’s Entertainment, Inc. (A)	952	45,315
Del Frisco’s Restaurant Group, Inc. (A)	625	7,875
Denny’s Corp. (A)	1,378	21,952
Dine Brands Global, Inc.	499	37,325
Domino’s Pizza, Inc.	1,075	303,333
Drive Shack, Inc. (A)	2,101	16,220
Dunkin’ Brands Group, Inc. (B)	2,087	144,149
El Pollo Loco Holdings, Inc. (A)	1,113	12,688
Empire Resorts, Inc. (A)	878	17,384
Extended Stay America, Inc.	4,854	104,895
Fiesta Restaurant Group, Inc. (A)	753	21,611
Golden Entertainment, Inc. (A)	617	16,653
Hilton Grand Vacations, Inc. (A)	2,518	87,375
Hilton Worldwide Holdings, Inc.	7,828	619,664
Hyatt Hotels Corp., Class A	2,877	221,961
ILG, Inc.	3,142	103,780
Inspired Entertainment, Inc. (A)	637	3,981
International Speedway Corp., Class A	1,065	47,606
J Alexander’s Holdings, Inc. (A)	735	8,195
Jack in the Box, Inc.	716	60,946
Las Vegas Sands Corp.	19,485	1,487,875

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc., Class A	8,841	$1,119,271
Marriott Vacations Worldwide Corp.	678	76,587
McDonald’s Corp.	19,612	3,073,004
MGM Resorts International	14,009	406,681
Monarch Casino & Resort, Inc. (A)	484	21,320
Nathan’s Famous, Inc.	120	11,292
Noodles & Company (A)	483	5,941
Norwegian Cruise Line Holdings, Ltd. (A)	5,639	266,443
Papa John’s International, Inc.	860	43,619
Penn National Gaming, Inc. (A)	2,283	76,686
Pinnacle Entertainment, Inc. (A)	1,616	54,508
Planet Fitness, Inc., Class A (A)	2,442	107,301
Potbelly Corp. (A)	696	9,013
RCI Hospitality Holdings, Inc.	282	8,925
Red Lion Hotels Corp. (A)	891	10,380
Red Robin Gourmet Burgers, Inc. (A)	348	16,217
Red Rock Resorts, Inc., Class A	2,945	98,658
Restaurant Brands International LP	82	4,893
Royal Caribbean Cruises, Ltd.	5,273	546,219
Ruth’s Hospitality Group, Inc.	825	23,141
Scientific Games Corp. (A)	2,295	112,799
SeaWorld Entertainment, Inc. (A)	2,060	44,949
Shake Shack, Inc., Class A (A)(B)	1,005	66,511
Six Flags Entertainment Corp. (B)	2,125	148,856
Sonic Corp. (B)	1,152	39,652
Speedway Motorsports, Inc.	1,148	19,929
Starbucks Corp.	34,663	1,693,288
Texas Roadhouse, Inc.	1,791	117,328
The Cheesecake Factory, Inc.	1,116	61,447
The Habit Restaurants, Inc., Class A (A)(B)	714	7,140
The Wendy’s Company	5,750	98,785
Town Sports International
Holdings, Inc. (A)(B)	1,108	16,121
Vail Resorts, Inc.	987	270,626
Wingstop, Inc.	647	33,722
Wyndham Destinations, Inc.	2,455	108,683
Wyndham Hotels & Resorts, Inc.	2,455	144,428
Wynn Resorts, Ltd.	2,625	439,268
Yum! Brands, Inc.	8,217	642,734
Zoe’s Kitchen, Inc. (A)(B)	652	6,364
		15,955,499
Household durables – 0.5%
AV Homes, Inc. (A)	640	13,696
Bassett Furniture Industries, Inc.	298	8,210
Beazer Homes USA, Inc. (A)	924	13,629
Cavco Industries, Inc. (A)	196	40,699
Century Communities, Inc. (A)	749	23,631
CSS Industries, Inc.	262	4,428
D.R. Horton, Inc.	9,220	378,020
Ethan Allen Interiors, Inc.	740	18,130
Flexsteel Industries, Inc.	230	9,177
GoPro, Inc., Class A (A)(B)	3,979	25,625
Green Brick Partners, Inc. (A)	1,360	13,328
Hamilton Beach Brands Holding Company,
Class A	354	10,284
Hamilton Beach Brands Holding Company,
Class B	241	7,001
Helen of Troy, Ltd. (A)	668	65,765
Hooker Furniture Corp.	321	15,055
Hovnanian Enterprises, Inc., Class A (A)	4,195	6,838
Installed Building Products, Inc. (A)	869	49,142
iRobot Corp. (A)(B)	754	57,131
KB Home	2,322	63,251
La-Z-Boy, Inc.	1,067	32,650
Leggett & Platt, Inc.	3,287	146,732

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Lennar Corp., A Shares	5,860	$307,650
Lennar Corp., B Shares	177	7,556
Libbey, Inc.	811	6,593
Lifetime Brands, Inc.	408	5,161
M/I Homes, Inc. (A)	682	18,059
MDC Holdings, Inc.	1,276	39,263
Meritage Homes Corp. (A)	941	41,357
Mohawk Industries, Inc. (A)	1,819	389,757
Newell Brands, Inc.	11,930	307,675
NVR, Inc. (A)	92	273,272
PICO Holdings, Inc. (A)	659	7,677
PulteGroup, Inc.	7,144	205,390
Roku, Inc. (A)(B)	2,508	106,891
Skyline Champion Corp. (B)	372	13,035
Taylor Morrison Home Corp., Class A (A)	2,943	61,156
Tempur Sealy International, Inc. (A)(B)	1,354	65,060
The New Home Company, Inc. (A)	680	6,780
Toll Brothers, Inc.	3,776	139,674
TopBuild Corp. (A)	858	67,216
TRI Pointe Group, Inc. (A)	3,712	60,728
Tupperware Brands Corp.	1,242	51,220
Universal Electronics, Inc. (A)	411	13,584
Whirlpool Corp.	1,712	250,346
William Lyon Homes, Class A (A)	866	20,091
ZAGG, Inc. (A)	759	13,131
		3,480,744
Internet and direct marketing retail – 3.7%
1-800-Flowers.com, Inc., Class A (A)	1,804	22,640
Amazon.com, Inc. (A)	11,952	20,316,010
Blue Apron Holdings, Inc., Class A (A)(B)	5,231	17,524
Booking Holdings, Inc. (A)	1,192	2,416,291
Duluth Holdings, Inc., Class B (A)(B)	791	18,818
Expedia Group, Inc.	3,753	451,073
Gaia, Inc. (A)	625	12,656
Groupon, Inc. (A)(B)	13,736	59,065
Lands’ End, Inc. (A)(B)	910	25,389
Liberty Expedia Holdings, Inc., Series A (A)	1,329	58,396
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	2,003	32,248
Netflix, Inc. (A)	10,717	4,194,955
Nutrisystem, Inc.	811	31,224
Overstock.com, Inc. (A)(B)	682	22,949
PetMed Express, Inc. (B)	556	24,492
Qurate Retail, Inc. (A)	11,674	247,722
Shutterfly, Inc. (A)	806	72,564
Stitch Fix, Inc., Class A (A)	2,477	67,969
TripAdvisor, Inc. (A)(B)	3,026	168,578
Wayfair, Inc., Class A (A)	2,161	256,640
		28,517,203
Leisure products – 0.1%
Acushnet Holdings Corp.	1,758	43,001
American Outdoor Brands Corp. (A)	1,471	17,696
Brunswick Corp.	2,137	137,794
Callaway Golf Company	2,559	48,544
Clarus Corp. (A)	1,048	8,646
Escalade, Inc.	562	7,924
Hasbro, Inc.	3,048	281,361
Johnson Outdoors, Inc., Class A	271	22,908
Malibu Boats, Inc., Class A (A)	547	22,941
Marine Products Corp.	951	16,909
Mattel, Inc.	8,453	138,798
MCBC Holdings, Inc. (A)	506	14,649
Nautilus, Inc. (A)	835	13,110
Polaris Industries, Inc.	1,566	191,334

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Sturm Ruger & Company, Inc. (B)	478	$26,768
Vista Outdoor, Inc. (A)	1,584	24,536
		1,016,919
Media – 2.4%
Altice USA, Inc., Class A	18,311	312,386
AMC Entertainment Holdings, Inc., Class A	3,117	49,560
AMC Networks, Inc., Class A (A)	1,467	91,247
Beasley Broadcast Group, Inc., Class A	797	8,926
Cable One, Inc.	145	106,327
CBS Corp., Class B	9,465	532,122
Charter Communications, Inc., Class A (A)	5,898	1,729,353
Cinemark Holdings, Inc.	2,805	98,399
Clear Channel Outdoor Holdings, Inc.,
Class A	9,421	40,510
Comcast Corp., Class A	114,684	3,762,782
Discovery, Inc., Series A (A)(B)	9,096	250,140
Discovery, Inc., Series C (A)	326	8,313
DISH Network Corp., Class A (A)	11,492	386,246
Emerald Expositions Events, Inc.	1,991	41,015
Entercom Communications Corp., Class A (B)	1,117	8,433
Entravision Communications Corp., Class A	2,537	12,685
Gannett Company, Inc.	3,172	33,940
GCI Liberty, Inc., Class A (A)	2,709	122,122
Global Eagle Entertainment, Inc. (A)	2,583	6,509
Gray Television, Inc. (A)	1,979	31,268
Hemisphere Media Group, Inc. (A)	1,208	15,825
John Wiley & Sons, Inc., Class A	1,378	85,987
Lee Enterprises, Inc. (A)	44	125
Liberty Broadband Corp., Series A (A)	4,486	339,321
Liberty Media Corp.-Liberty Braves,
Class A (A)	1,032	26,533
Liberty Media Corp.-Liberty Formula One,
Series A (A)(B)	6,001	211,895
Liberty Media Corp.-Liberty SiriusXM,
Series A (A)	8,212	369,951
Lions Gate Entertainment Corp., Class B	5,304	124,432
Live Nation Entertainment, Inc. (A)	5,116	248,484
Loral Space & Communications, Inc. (A)	594	22,334
Media General, Inc. (A)(C)	3,256	313
Meredith Corp. (B)	1,079	55,029
MSG Networks, Inc., Class A (A)	1,826	43,733
National CineMedia, Inc.	1,815	15,246
New Media Investment Group, Inc.	1,502	27,757
News Corp., Class A	14,560	225,680
Nexstar Media Group, Inc., Class A	1,172	86,025
Omnicom Group, Inc.	5,636	429,858
Reading International, Inc., Class A (A)	725	11,564
Saga Communications, Inc., Class A	170	6,545
Salem Media Group, Inc.	1,184	6,098
Scholastic Corp.	809	35,847
Sinclair Broadcast Group, Inc., Class A (B)	2,606	83,783
Sirius XM Holdings, Inc. (B)	111,320	753,636
TEGNA, Inc.	5,315	57,668
The EW Scripps Company, Class A	2,273	30,435
The Interpublic Group of Companies, Inc.	9,565	224,204
The Madison Square Garden Company,
Class A (A)	585	181,461
The Marcus Corp.	791	25,708
The New York Times Company, Class A	4,013	103,937
The Walt Disney Company	37,112	3,889,709
Townsquare Media Inc., Class A	744	4,814
Twenty-First Century Fox, Inc., Class A	45,751	2,273,367
Viacom, Inc., Class B	9,921	299,217
WideOpenWest, Inc. (A)(B)	2,475	23,909

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
World Wrestling Entertainment, Inc.,
Class A (B)	1,889	$137,557
		18,110,270
Multiline retail – 0.4%
Big Lots, Inc.	1,051	43,911
Dillard’s, Inc., Class A (B)	669	63,221
Dollar General Corp.	6,693	659,930
Dollar Tree, Inc. (A)	5,853	497,505
Fred’s, Inc., Class A	1,436	3,274
J.C. Penney Company, Inc. (A)(B)	8,635	20,206
Kohl’s Corp.	4,176	304,430
Macy’s, Inc.	7,399	276,945
Nordstrom, Inc.	4,178	216,337
Ollie’s Bargain Outlet Holdings, Inc. (A)	1,527	110,708
Sears Holdings Corp. (A)(B)	3,034	7,191
Target Corp.	13,404	1,020,312
		3,223,970
Specialty retail – 2.2%
Aaron’s, Inc.	1,720	74,734
Abercrombie & Fitch Company, Class A	1,851	45,312
Advance Auto Parts, Inc.	1,800	244,260
American Eagle Outfitters, Inc.	4,414	102,626
America’s Car-Mart, Inc. (A)	206	12,751
Asbury Automotive Group, Inc. (A)	460	31,533
Ascena Retail Group, Inc. (A)	5,700	22,715
At Home Group, Inc. (A)	1,458	57,081
AutoNation, Inc. (A)	2,224	108,042
AutoZone, Inc. (A)	672	450,865
Barnes & Noble Education, Inc. (A)	1,290	7,276
Barnes & Noble, Inc.	1,984	12,598
Bed Bath & Beyond, Inc.	3,609	71,909
Best Buy Company, Inc.	7,215	538,095
Big 5 Sporting Goods Corp.	98	745
Boot Barn Holdings, Inc. (A)	444	9,213
Burlington Stores, Inc. (A)	1,679	252,740
Caleres, Inc.	1,169	40,202
Camping World Holdings, Inc., Class A (B)	2,166	54,107
CarMax, Inc. (A)	4,510	328,644
Carvana Company (A)(B)	3,206	133,370
Chico’s FAS, Inc.	3,502	28,506
Citi Trends, Inc.	385	10,564
Conn’s, Inc. (A)	845	27,885
Dick’s Sporting Goods, Inc.	2,719	95,845
DSW, Inc., Class A	1,858	47,974
Express, Inc. (A)	2,151	19,682
Five Below, Inc. (A)	1,385	135,328
Floor & Decor Holdings, Inc., Class A (A)	2,420	119,379
Foot Locker, Inc.	3,065	161,372
Francesca’s Holdings Corp. (A)	1,127	8,509
GameStop Corp., Class A (B)	2,745	39,995
Genesco, Inc. (A)	539	21,398
GNC Holdings, Inc., Class A (A)(B)	1,935	6,811
Group 1 Automotive, Inc.	565	35,595
Guess?, Inc.	1,939	41,495
Haverty Furniture Companies, Inc.	576	12,442
Hibbett Sports, Inc. (A)(B)	587	13,442
Hudson, Ltd., Class A (A)	653	11,421
J. Jill, Inc. (A)	590	5,511
Kirkland’s, Inc. (A)	654	7,613
L Brands, Inc.	6,965	256,869
Lithia Motors, Inc., Class A	615	58,161
Lowe’s Companies, Inc.	20,485	1,957,751
Lumber Liquidators Holdings, Inc. (A)(B)	773	18,823
MarineMax, Inc. (A)	639	12,109

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Monro, Inc. (B)	769	$44,679
Murphy USA, Inc. (A)	883	65,598
National Vision Holdings, Inc. (A)	1,884	68,898
New York & Company, Inc. (A)	1,113	5,699
Office Depot, Inc.	14,200	36,210
O’Reilly Automotive, Inc. (A)	2,063	564,375
Party City Holdco, Inc. (A)	2,586	39,437
Penske Automotive Group, Inc.	2,035	95,340
Pier 1 Imports, Inc.	2,309	5,495
Rent-A-Center, Inc. (A)(B)	1,478	21,756
RH (A)(B)	575	80,328
Ross Stores, Inc.	9,402	796,820
Sally Beauty Holdings, Inc. (A)(B)	3,183	51,023
Shoe Carnival, Inc.	473	15,349
Signet Jewelers, Ltd.	1,510	84,183
Sleep Number Corp. (A)	869	25,218
Sonic Automotive, Inc., Class A	1,195	24,617
Sportsman’s Warehouse Holdings, Inc. (A)	611	3,128
Tailored Brands, Inc.	1,359	34,682
The Buckle, Inc. (B)	1,349	36,288
The Cato Corp., Class A	707	17,406
The Children’s Place, Inc.	418	50,494
The Container Store Group, Inc. (A)	1,896	15,945
The Gap, Inc.	9,679	313,503
The Home Depot, Inc.	28,830	5,624,733
The Michaels Companies, Inc. (A)	4,641	88,968
The TJX Companies, Inc.	15,579	1,482,809
Tiffany & Company	3,063	403,091
Tile Shop Holdings, Inc.	1,453	11,188
Tilly’s, Inc., Class A	745	11,287
Tractor Supply Company	3,115	238,266
TravelCenters of America LLC (A)	1,582	5,537
Ulta Beauty, Inc. (A)	1,492	348,322
Urban Outfitters, Inc. (A)	2,638	117,523
Williams-Sonoma, Inc. (B)	2,030	124,601
Winmark Corp.	120	17,814
Zumiez, Inc. (A)	690	17,285
		16,741,193
Textiles, apparel and luxury goods – 0.8%
Canada Goose Holdings, Inc. (A)	987	58,085
Carter’s, Inc.	1,161	125,841
Columbia Sportswear Company	1,711	156,505
Crocs, Inc. (A)(B)	1,998	35,185
Culp, Inc.	350	8,593
Deckers Outdoor Corp. (A)	790	89,183
Delta Apparel, Inc. (A)	6	116
Fossil Group, Inc. (A)	1,362	36,597
G-III Apparel Group, Ltd. (A)	1,333	59,185
Hanesbrands, Inc. (B)	8,771	193,137
Iconix Brand Group, Inc. (A)	1,681	981
Movado Group, Inc.	609	29,415
NIKE, Inc., Class B	40,171	3,200,825
Oxford Industries, Inc.	460	38,171
Perry Ellis International, Inc. (A)	446	12,118
PVH Corp.	1,882	281,773
Ralph Lauren Corp.	1,991	250,309
Skechers U.S.A., Inc., Class A (A)	3,916	117,519
Steven Madden, Ltd.	1,459	77,473
Superior Group of Companies, Inc.	424	8,781
Tapestry, Inc.	7,024	328,091
Under Armour, Inc., Class A (A)(B)	10,990	247,055
Unifi, Inc. (A)	506	16,040
Vera Bradley, Inc. (A)	1,019	14,307
VF Corp.	9,798	798,733

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Wolverine World Wide, Inc.	2,408	$83,726
		6,267,744
		101,688,838
Consumer staples – 6.7%
Beverages – 1.6%
Brown-Forman Corp., Class B	11,845	580,523
Castle Brands, Inc. (A)	6,010	7,152
Coca-Cola Bottling Company Consolidated	256	34,593
Constellation Brands, Inc., Class A	4,801	1,050,795
Craft Brew Alliance, Inc. (A)	540	11,151
Crimson Wine Group, Ltd. (A)	725	6,706
Dr. Pepper Snapple Group, Inc.	4,437	541,314
MGP Ingredients, Inc. (B)	456	40,497
Molson Coors Brewing Company, Class B	5,273	358,775
Monster Beverage Corp. (A)	13,991	801,684
National Beverage Corp. (A)(B)	1,188	126,997
PepsiCo, Inc.	35,034	3,814,152
Primo Water Corp. (A)	834	14,587
The Boston Beer Company, Inc., Class A (A)	286	85,714
The Coca-Cola Company	105,288	4,617,932
		12,092,572
Food and staples retailing – 1.6%
Casey’s General Stores, Inc.	911	95,728
Costco Wholesale Corp.	10,827	2,262,626
Ifresh, Inc. (A)	582	3,050
Ingles Markets, Inc., Class A	577	18,349
Natural Grocers by Vitamin Cottage, Inc. (A)	867	11,046
Performance Food Group Company (A)	2,589	95,016
PriceSmart, Inc.	748	67,694
Rite Aid Corp. (A)(B)	25,216	43,624
Smart & Final Stores, Inc. (A)	2,101	11,661
SpartanNash Company	1,037	26,464
Sprouts Farmers Market, Inc. (A)	3,403	75,104
SUPERVALU, Inc. (A)(B)	1,069	21,936
Sysco Corp.	12,886	879,985
The Andersons, Inc.	795	27,189
The Chefs’ Warehouse, Inc. (A)	728	20,748
The Kroger Company	21,684	616,910
United Natural Foods, Inc. (A)	1,210	51,619
US Foods Holding Corp. (A)	5,404	204,379
Village Super Market, Inc., Class A	426	12,550
Walgreens Boots Alliance, Inc.	24,429	1,466,106
Walmart, Inc.	73,104	6,261,358
Weis Markets, Inc.	558	29,764
		12,302,906
Food products – 1.3%
Alico, Inc.	238	7,545
Archer-Daniels-Midland Company	13,748	630,071
B&G Foods, Inc. (B)	1,578	47,182
Bunge, Ltd.	3,407	237,502
Calavo Growers, Inc. (B)	405	38,941
Cal-Maine Foods, Inc. (A)	1,150	52,728
Campbell Soup Company (B)	7,318	296,672
Conagra Brands, Inc.	9,835	351,405
Darling Ingredients, Inc. (A)	4,071	80,931
Dean Foods Company	2,501	26,286
Farmer Brothers Company (A)	473	14,450
Flowers Foods, Inc.	5,336	111,149
Fresh Del Monte Produce, Inc.	1,216	54,173
Freshpet, Inc. (A)(B)	952	26,132
General Mills, Inc.	14,025	620,747
Hormel Foods Corp. (B)	13,034	484,995
Hostess Brands, Inc. (A)	3,075	41,820

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Ingredion, Inc.	1,782	$197,267
J&J Snack Foods Corp.	465	70,899
John B. Sanfilippo & Son, Inc.	306	22,782
Kellogg Company	8,520	595,292
Lamb Weston Holdings, Inc.	3,609	247,253
Lancaster Colony Corp.	696	96,340
Landec Corp. (A)	778	11,592
Lifeway Foods, Inc. (A)	734	3,692
Limoneira Company	402	9,893
McCormick & Company, Inc.	3,206	372,185
Mondelez International, Inc., Class A	36,671	1,503,511
Pilgrim’s Pride Corp. (A)	6,285	126,517
Pinnacle Foods, Inc.	2,955	192,252
Post Holdings, Inc. (A)	1,705	146,664
Sanderson Farms, Inc.	556	58,463
Seaboard Corp.	29	114,919
Seneca Foods Corp., Class A (A)	277	7,479
The Hain Celestial Group, Inc. (A)	2,648	78,910
The Hershey Company	5,184	482,423
The J.M. Smucker Company	2,774	298,150
The Kraft Heinz Company	30,086	1,890,003
Tootsie Roll Industries, Inc. (B)	1,565	48,280
TreeHouse Foods, Inc. (A)	1,388	72,884
Tyson Foods, Inc., Class A	9,058	623,643
		10,394,022
Household products – 1.1%
Central Garden & Pet Company, Class A (A)	1,204	48,726
Church & Dwight Company, Inc.	5,922	314,814
Colgate-Palmolive Company	21,595	1,399,572
Energizer Holdings, Inc.	1,527	96,140
HRG Group, Inc. (A)	5,076	66,445
Kimberly-Clark Corp.	8,645	910,664
Oil-Dri Corp. of America	207	8,723
Orchids Paper Products Company (A)	26	103
The Clorox Company	3,163	427,796
The Procter & Gamble Company	62,177	4,853,537
WD-40 Company (B)	334	48,848
		8,175,368
Personal products – 0.3%
Avon Products, Inc. (A)	12,229	19,811
Coty, Inc., Class A	18,587	262,077
Edgewell Personal Care Company (A)	1,258	63,479
elf Beauty, Inc. (A)(B)	1,282	19,538
Herbalife Nutrition, Ltd. (A)(B)	4,348	233,575
Inter Parfums, Inc.	718	38,413
Medifast, Inc.	317	50,771
Nature’s Sunshine Products, Inc. (A)	783	7,321
Nu Skin Enterprises, Inc., Class A	1,326	103,680
Revlon, Inc., Class A (A)(B)	1,455	25,535
The Estee Lauder Companies, Inc., Class A	9,081	1,295,768
USANA Health Sciences, Inc. (A)	566	65,260
		2,185,228
Tobacco – 0.8%
22nd Century Group, Inc. (A)(B)	3,359	8,263
Altria Group, Inc.	46,905	2,663,735
Philip Morris International, Inc.	38,366	3,097,671
Turning Point Brands, Inc.	537	17,130
Universal Corp.	544	35,931
Vector Group, Ltd. (B)	3,426	65,368
		5,888,098
		51,038,194

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy – 6.8%
Energy equipment and services – 0.8%
Apergy Corp. (A)	1,929	$80,536
Archrock, Inc.	4,689	56,268
Baker Hughes, a GE Company	10,606	350,316
Basic Energy Services, Inc. (A)	707	7,855
Bristow Group, Inc. (A)(B)	1,005	14,181
C&J Energy Services, Inc. (A)	1,456	34,362
Cactus, Inc., Class A (A)	1,310	44,265
CARBO Ceramics, Inc. (A)(B)	1,065	9,766
Covia Holdings Corp. (A)	1,232	22,866
CSI Compressco LP (B)	1,415	7,896
Diamond Offshore Drilling, Inc. (A)(B)	3,260	68,004
Dril-Quip, Inc. (A)	1,008	51,811
Era Group, Inc. (A)	744	9,635
Exterran Corp. (A)	958	23,988
Forum Energy Technologies, Inc. (A)	2,945	36,371
FTS International, Inc. (A)	1,441	20,520
Geospace Technologies Corp. (A)	444	6,243
Gulf Island Fabrication, Inc.	618	5,562
Gulfmark Offshore, Inc. (A)	272	9,112
Halliburton Company	21,749	980,010
Helix Energy Solutions Group, Inc. (A)	4,041	33,662
Helmerich & Payne, Inc.	2,709	172,726
Hi-Crush Partners LP (B)	2,496	29,453
Hornbeck Offshore Services, Inc. (A)	157	622
ION Geophysical Corp. (A)	203	4,933
Keane Group, Inc. (A)	2,573	35,173
Key Energy Services, Inc. (A)	639	10,377
Liberty Oilfield Services, Inc., Class A (A)(B)	1,895	35,474
Mammoth Energy Services, Inc. (A)(B)	1,223	41,533
Matrix Service Company (A)	732	13,432
McDermott International, Inc. (A)	2,279	44,782
Nabors Industries, Ltd.	7,764	49,767
National Oilwell Varco, Inc.	9,659	419,201
Natural Gas Services Group, Inc. (A)	329	7,764
NCS Multistage Holdings, Inc. (A)(B)	1,196	17,378
Newpark Resources, Inc. (A)	2,300	24,955
Oceaneering International, Inc.	2,645	67,342
Oil States International, Inc. (A)	1,372	44,041
Parker Drilling Company (A)	677	257
Patterson-UTI Energy, Inc.	5,804	104,472
PHI, Inc. (A)	664	6,753
Pioneer Energy Services Corp. (A)	1,245	7,283
ProPetro Holding Corp. (A)	2,263	35,484
Ranger Energy Services, Inc. (A)	532	4,878
RigNet, Inc. (A)	498	5,129
Rowan Companies PLC, Class A (A)	3,448	55,927
RPC, Inc. (B)	5,565	81,082
Schlumberger, Ltd.	34,308	2,299,665
SEACOR Holdings, Inc. (A)	486	27,833
SEACOR Marine Holdings, Inc. (A)	576	13,300
Select Energy Services, Inc., Class A (A)	2,696	39,173
Smart Sand, Inc. (A)(B)	1,138	6,043
Solaris Oilfield Infrastructure, Inc.,
Class A (A)(B)	1,173	16,762
Superior Energy Services, Inc. (A)	4,212	41,025
TETRA Technologies, Inc. (A)	3,291	14,645
Tidewater, Inc. (A)(B)	521	15,073
Unit Corp. (A)	1,458	37,266
USA Compression Partners LP	1,701	28,628
		5,732,860
Oil, gas and consumable fuels – 6.0%
Abraxas Petroleum Corp. (A)	4,699	13,580
Adams Resources & Energy, Inc.	171	7,353
Alliance Resource Partners LP (B)	5,234	96,044

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Alta Mesa Resources, Inc. (A)(B)	7,237	$49,284
American Midstream Partners LP	1,563	15,943
Amplify Energy Corp. (A)	13	143
Amyris, Inc. (A)(B)	1,494	9,547
Anadarko Petroleum Corp.	13,192	966,314
Andeavor	3,809	499,665
Andeavor Logistics LP	5,509	234,298
Antero Midstream GP LP (B)	4,787	90,283
Antero Midstream Partners LP	4,840	142,877
Antero Resources Corp. (A)	7,853	167,662
Apache Corp.	9,465	442,489
Approach Resources, Inc. (A)	912	2,225
Arch Coal, Inc., Class A	483	37,882
Black Stone Minerals LP	5,274	97,516
Blueknight Energy Partners LP	2,033	6,912
Boardwalk Pipeline Partners LP	6,209	72,149
Bonanza Creek Energy, Inc. (A)	566	21,434
BP Prudhoe Bay Royalty Trust	545	16,296
Buckeye Partners LP	3,592	126,259
Cabot Oil & Gas Corp.	11,399	271,296
California Resources Corp. (A)	1,195	54,301
Callon Petroleum Company (A)	4,851	52,100
Calumet Specialty Products Partners LP (A)	2,199	16,383
Carrizo Oil & Gas, Inc. (A)	2,253	62,746
Centennial Resource Development, Inc.,
Class A (A)(B)	6,767	122,212
Cheniere Energy Partners LP (B)	12,136	436,289
Cheniere Energy, Inc. (A)	5,926	386,316
Chesapeake Energy Corp. (A)	23,039	120,724
Chevron Corp.	47,203	5,967,875
Cimarex Energy Company	2,398	243,973
Clean Energy Fuels Corp. (A)	4,677	17,258
Cloud Peak Energy, Inc. (A)	2,084	7,273
CNX Midstream Partners LP	1,410	27,340
CNX Resources Corp. (A)	5,757	102,359
Concho Resources, Inc. (A)	3,700	511,895
ConocoPhillips	29,058	2,023,018
CONSOL Energy, Inc. (A)	785	30,105
Continental Resources, Inc. (A)	9,292	601,750
Crestwood Equity Partners LP (B)	1,659	52,673
CrossAmerica Partners LP (B)	693	11,698
CVR Refining LP	3,641	81,376
DCP Midstream LP	3,514	138,979
Delek Logistics Partners LP	486	13,438
Delek US Holdings, Inc.	2,095	105,106
Denbury Resources, Inc. (A)	9,374	45,089
Devon Energy Corp.	13,051	573,722
Diamondback Energy, Inc.	2,422	318,663
Dominion Energy Midstream Partners LP	2,492	33,891
Dorchester Minerals LP	927	19,096
Dorian LPG, Ltd. (A)	1,732	13,232
Eclipse Resources Corp. (A)	7,361	11,778
Emerge Energy Services LP (A)	1,048	7,472
Enable Midstream Partners LP (B)	10,806	184,891
Enbridge Energy Management LLC (A)	2,706	27,764
Enbridge Energy Partners LP (B)	8,456	92,424
Energen Corp. (A)	2,403	174,986
Energy Transfer Equity LP (B)	26,863	463,387
Energy Transfer Partners LP	28,955	551,303
Energy XXI Gulf Coast, Inc. (A)	921	8,142
EnLink Midstream LLC	4,643	76,377
EnLink Midstream Partners LP	9,063	140,748
Enterprise Products Partners LP	53,429	1,478,380
Enviva Partners LP	736	21,418
EOG Resources, Inc.	14,325	1,782,460

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
EP Energy Corp., Class A (A)	7,262	$21,786
EQT Corp.	6,578	362,974
EQT GP Holdings LP (B)	6,692	157,329
EQT Midstream Partners LP (B)	2,012	103,799
Euronav NV (B)	1,760	16,192
Evolution Petroleum Corp.	1,062	10,461
Extraction Oil & Gas, Inc. (A)(B)	4,148	60,934
Exxon Mobil Corp.	104,656	8,658,191
Foresight Energy LP	1,851	7,293
Gastar Exploration, Inc. (A)(B)	9,049	5,067
Genesis Energy LP (B)	3,110	68,140
Global Partners LP	630	10,742
Green Plains Partners LP	503	8,626
Green Plains, Inc.	1,138	20,825
Gulfport Energy Corp. (A)	4,248	53,397
Halcon Resources Corp. (A)(B)	4,145	18,197
Hallador Energy Company	1,237	8,832
Harvest Natural Resources, Inc. (A)(C)	270	235
Hess Corp.	7,860	525,755
Hess Midstream Partners LP	705	13,889
HighPoint Resources Corp. (A)	3,644	22,156
Holly Energy Partners LP (B)	2,630	74,324
HollyFrontier Corp.	4,401	301,160
Isramco, Inc. (A)	74	9,095
Jagged Peak Energy, Inc. (A)(B)	5,344	69,579
Kimbell Royalty Partners LP	462	10,319
Kinder Morgan, Inc.	54,686	966,302
Laredo Petroleum, Inc. (A)	5,774	55,546
Legacy Reserves LP (A)(B)	1,208	8,335
Lilis Energy, Inc. (A)(B)	1,569	8,159
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	5,676	392,098
Marathon Oil Corp.	21,099	440,125
Marathon Petroleum Corp.	11,785	826,836
Martin Midstream Partners LP	1,127	15,553
Matador Resources Company (A)	2,732	82,097
Midstates Petroleum Company, Inc. (A)	691	9,405
MPLX LP	18,429	629,166
Murphy Oil Corp.	4,465	150,783
NACCO Industries, Inc., Class A	210	7,088
Natural Resource Partners LP	361	11,335
Newfield Exploration Company (A)	4,935	149,284
Noble Energy, Inc.	12,200	430,416
Noble Midstream Partners LP	934	47,690
NuStar Energy LP (B)	2,357	53,386
NuStar GP Holdings LLC	854	10,590
Oasis Midstream Partners LP	640	11,667
Oasis Petroleum, Inc. (A)	6,496	84,253
Occidental Petroleum Corp.	18,928	1,583,895
ONEOK, Inc.	9,800	684,334
Overseas Shipholding Group, Inc., Class A (A)	1,082	4,198
Pacific Ethanol, Inc. (A)	1,491	3,877
Panhandle Oil and Gas, Inc., Class A	460	8,786
Parsley Energy, Inc., Class A (A)	6,446	195,185
PBF Energy, Inc., Class A	2,808	117,739
PBF Logistics LP	849	17,829
PDC Energy, Inc. (A)	1,652	99,863
Peabody Energy Corp.	2,586	117,611
Penn Virginia Corp. (A)(B)	412	34,975
Phillips 66	11,539	1,295,945
Phillips 66 Partners LP (B)	3,128	159,716
Pioneer Natural Resources Company	4,220	798,593
Plains All American Pipeline LP	17,985	425,165
Plains GP Holdings LP, Class A (A)	3,911	93,512
QEP Resources, Inc. (A)	5,752	70,520

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Range Resources Corp.	6,336	$106,001
Renewable Energy Group, Inc. (A)	1,134	20,242
Resolute Energy Corp. (A)(B)	619	19,313
REX American Resources Corp. (A)	174	14,089
Rice Midstream Partners LP	2,004	34,108
Rosehill Resources, Inc. (A)	1,010	8,201
RSP Permian, Inc. (A)	3,964	174,495
Sanchez Energy Corp. (A)(B)	2,348	10,613
SandRidge Energy, Inc. (A)	995	17,651
SemGroup Corp., Class A	1,930	49,022
Shell Midstream Partners LP	4,933	109,414
Ship Finance International, Ltd.	2,278	34,056
SilverBow Resources, Inc. (A)	344	9,935
SM Energy Company	2,730	70,134
Southwestern Energy Company (A)	14,944	79,203
Spectra Energy Partners LP	12,035	426,280
Sprague Resources LP	617	15,672
SRC Energy, Inc. (A)	6,412	70,660
Summit Midstream Partners LP	1,801	27,735
Sunoco LP	2,552	63,698
Tallgrass Energy GP LP (B)	4,051	89,770
Tallgrass Energy Partners LP (B)	1,866	80,816
Talos Energy, Inc. (A)	561	18,025
Targa Resources Corp.	5,421	268,285
TC PipeLines LP	1,803	46,788
Teekay Corp.	2,383	18,468
Tellurian, Inc. (A)(B)	5,770	48,006
The Williams Companies, Inc.	20,577	557,842
TransMontaigne Partners LP	488	17,978
Ultra Petroleum Corp. (A)(B)	5,375	12,416
Uranium Energy Corp. (A)(B)	5,616	9,042
USD Partners LP	796	8,557
Valero Energy Corp.	10,714	1,187,433
Valero Energy Partners LP (B)	1,803	68,640
Viper Energy Partners LP (B)	2,820	89,986
W&T Offshore, Inc. (A)	3,851	27,535
Western Gas Equity Partners LP (B)	5,437	194,373
Western Gas Partners LP	3,853	186,447
Whiting Petroleum Corp. (A)	2,203	116,142
WildHorse Resource Development
Corp. (A)(B)	2,517	63,831
World Fuel Services Corp.	1,629	33,248
WPX Energy, Inc. (A)	9,917	178,804
Zion Oil & Gas, Inc. (A)(B)	2,408	9,764
		46,013,858
		51,746,718
Financials – 14.0%
Banks – 6.0%
1st Source Corp.	559	29,867
Access National Corp.	573	16,388
Allegiance Bancshares, Inc. (A)	363	15,736
American National Bankshares, Inc.	218	8,720
Ameris Bancorp	1,026	54,737
Ames National Corp.	260	8,021
Arrow Financial Corp.	395	14,378
Associated Banc-Corp	4,126	112,640
Banc of California, Inc. (B)	1,336	26,119
BancFirst Corp.	865	51,208
BancorpSouth Bank	2,230	73,479
Bank of America Corp.	252,913	7,129,617
Bank of Hawaii Corp.	973	81,168
Bank of Marin Bancorp	164	13,259
Bank of the Ozarks	3,171	142,822
BankUnited, Inc.	2,713	110,826

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bankwell Financial Group, Inc.	211	$6,784
Banner Corp.	903	54,297
Bar Harbor Bankshares	435	13,176
BB&T Corp.	19,176	967,237
Berkshire Hills Bancorp, Inc.	1,092	44,335
Blue Hills Bancorp, Inc.	739	16,406
BOK Financial Corp.	1,625	152,766
Boston Private Financial Holdings, Inc.	1,849	29,399
Bridge Bancorp, Inc.	565	20,312
Brookline Bancorp, Inc.	2,094	38,948
Bryn Mawr Bank Corp.	470	21,761
Byline Bancorp, Inc. (A)	825	18,431
C&F Financial Corp.	131	8,194
Cadence BanCorp	2,013	58,115
Camden National Corp.	429	19,610
Capital City Bank Group, Inc.	465	10,988
Capstar Financial Holdings, Inc. (A)	374	6,930
Cathay General Bancorp	2,029	82,154
CBTX, Inc. (B)	597	19,731
CenterState Bank Corp.	2,149	64,083
Central Pacific Financial Corp.	828	23,722
Central Valley Community Bancorp	357	7,554
Century Bancorp, Inc., Class A	144	11,002
Chemical Financial Corp.	1,811	100,818
Chemung Financial Corp.	161	8,068
CIT Group, Inc.	3,292	165,950
Citigroup, Inc.	63,433	4,244,936
Citizens & Northern Corp.	324	8,379
Citizens Financial Group, Inc.	12,037	468,239
City Holding Company	311	23,397
CNB Financial Corp.	426	12,806
CoBiz Financial, Inc.	1,154	24,788
Codorus Valley Bancorp, Inc.	243	7,455
Columbia Banking System, Inc.	1,805	73,825
Comerica, Inc.	4,267	387,956
Commerce Bancshares, Inc.	2,519	163,004
Community Bank System, Inc.	1,247	73,660
Community Trust Bancorp, Inc.	492	24,575
ConnectOne Bancorp, Inc.	882	21,962
County Bancorp, Inc.	255	7,013
Cullen/Frost Bankers, Inc.	1,575	170,478
Customers Bancorp, Inc. (A)	829	23,527
CVB Financial Corp.	2,707	60,691
Eagle Bancorp, Inc. (A)	810	49,653
East West Bancorp, Inc.	3,553	231,656
Enterprise Bancorp, Inc.	327	13,221
Enterprise Financial Services Corp.	619	33,395
Equity Bancshares, Inc., Class A (A)	331	13,730
Farmers & Merchants Bancorp, Inc. (B)	233	9,402
Farmers Capital Bank Corp.	191	9,951
FB Financial Corp.	814	33,146
FCB Financial Holdings, Inc., Class A (A)	1,175	69,090
Fidelity Southern Corp.	746	18,956
Fifth Third Bancorp	17,049	489,306
Financial Institutions, Inc.	417	13,719
First Bancorp (NC)	687	28,105
First BanCorp (PR) (A)	4,742	36,276
First Bancorp, Inc.	302	8,522
First Busey Corp.	1,265	40,126
First Citizens BancShares, Inc., Class A	286	115,344
First Commonwealth Financial Corp.	2,106	32,664
First Community Bancshares, Inc.	482	15,357
First Connecticut Bancorp, Inc.	447	13,678
First Financial Bancorp	2,431	74,510
First Financial Bankshares, Inc. (B)	1,651	84,036

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Corp.	338	$15,328
First Financial Northwest, Inc.	440	8,589
First Hawaiian, Inc.	3,307	95,969
First Horizon National Corp.	7,925	141,382
First Internet Bancorp	224	7,638
First Interstate BancSystem, Inc., Class A	1,351	57,012
First Merchants Corp.	1,332	61,805
First Midwest Bancorp, Inc.	2,528	64,388
First Republic Bank	3,855	373,125
Flushing Financial Corp.	803	20,958
FNB Bancorp	217	7,957
FNB Corp.	8,183	109,816
Franklin Financial Network, Inc. (A)	364	13,686
Fulton Financial Corp.	4,357	71,891
German American Bancorp, Inc.	635	22,765
Glacier Bancorp, Inc.	1,946	75,271
Great Southern Bancorp, Inc.	248	14,186
Great Western Bancorp, Inc.	1,410	59,206
Guaranty Bancorp	772	23,006
Guaranty Bancshares, Inc.	253	8,334
Hancock Whitney Corp.	2,161	100,811
Hanmi Financial Corp.	645	18,286
HarborOne Bancorp, Inc. (A)	910	17,235
Heartland Financial USA, Inc.	678	37,188
Heritage Commerce Corp.	1,034	17,568
Heritage Financial Corp.	813	28,333
Hilltop Holdings, Inc.	2,345	51,754
Home BancShares, Inc.	4,401	99,287
Hope Bancorp, Inc.	3,335	59,463
Horizon Bancorp, Inc.	951	19,676
Huntington Bancshares, Inc.	27,070	399,553
IBERIABANK Corp.	1,366	103,543
Independent Bank Corp. (MA)	752	58,957
Independent Bank Corp. (MI)	561	14,306
Independent Bank Group, Inc.	760	50,768
International Bancshares Corp.	1,614	69,079
Investors Bancorp, Inc.	7,250	92,728
JPMorgan Chase & Co.	84,714	8,827,199
KeyCorp	26,164	511,245
Lakeland Bancorp, Inc.	1,308	25,964
Lakeland Financial Corp.	529	25,493
LegacyTexas Financial Group, Inc.	1,316	51,350
Live Oak Bancshares, Inc.	1,100	33,715
M&T Bank Corp.	3,687	627,343
Macatawa Bank Corp.	926	11,242
MB Financial, Inc.	2,135	99,705
MBT Financial Corp.	721	7,679
Mercantile Bank Corp.	455	16,817
Metropolitan Bank Holding Corp. (A)(B)	184	9,656
Midland States Bancorp, Inc.	539	18,466
MidSouth Bancorp, Inc.	608	8,056
MidWestOne Financial Group, Inc.	336	11,350
MutualFirst Financial, Inc.	193	7,286
National Bank Holdings Corp., Class A	721	27,823
National Bankshares, Inc. (B)	188	8,723
National Commerce Corp. (A)	383	17,733
NBT Bancorp, Inc.	1,218	46,467
Northrim BanCorp, Inc.	222	8,780
Norwood Financial Corp.	235	8,465
OFG Bancorp (B)	1,197	16,818
Old National Bancorp	3,744	69,638
Old Point Financial Corp.	230	6,638
Old Second Bancorp, Inc.	816	11,750
Pacific Mercantile Bancorp (A)	820	7,995
Pacific Premier Bancorp, Inc. (A)	1,099	41,927

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
PacWest Bancorp	3,086	$152,510
Park National Corp.	424	47,242
Parke Bancorp, Inc.	382	9,034
Peapack Gladstone Financial Corp.	492	17,018
Penns Woods Bancorp, Inc.	159	7,120
Penson Worldwide, Inc. (A)(C)	1,757	7
Peoples Bancorp of North Carolina, Inc.	237	7,591
Peoples Bancorp, Inc.	508	19,192
People’s United Financial, Inc.	8,401	151,974
People’s Utah Bancorp	486	17,350
Pinnacle Financial Partners, Inc.	1,894	116,197
Popular, Inc.	2,424	109,589
Preferred Bank	341	20,958
Premier Financial Bancorp, Inc.	480	8,962
Prosperity Bancshares, Inc.	1,662	113,614
QCR Holdings, Inc.	353	16,750
RBB Bancorp (B)	407	13,073
Regions Financial Corp.	27,699	492,488
Renasant Corp.	1,202	54,715
Republic Bancorp, Inc., Class A	588	26,636
Republic First Bancorp, Inc. (A)	1,584	12,434
S&T Bancorp, Inc.	768	33,208
Sandy Spring Bancorp, Inc.	750	30,758
Seacoast Banking Corp. of Florida (A)	894	28,233
ServisFirst Bancshares, Inc.	1,445	60,300
Shore Bancshares, Inc.	23	437
Sierra Bancorp	373	10,534
Signature Bank (A)	1,300	166,244
Simmons First National Corp., Class A	2,506	74,929
South State Corp.	873	75,296
Southern First Bancshares, Inc. (A)	207	9,149
Southern National Bancorp of Virginia, Inc.	655	11,685
Southside Bancshares, Inc.	820	27,618
State Bank Financial Corp.	839	28,023
Sterling Bancorp	5,728	134,608
Stock Yards Bancorp, Inc.	633	24,149
Summit Financial Group, Inc.	334	8,965
SunTrust Banks, Inc.	11,513	760,088
SVB Financial Group (A)	1,310	378,276
Synovus Financial Corp.	2,901	153,260
TCF Financial Corp.	4,302	105,915
Texas Capital Bancshares, Inc. (A)	1,263	115,565
The Bancorp, Inc. (A)	1,564	16,359
The First of Long Island Corp.	682	16,948
The PNC Financial Services Group, Inc.	11,621	1,569,997
Tompkins Financial Corp.	330	28,340
Towne Bank	1,739	55,822
TriCo Bancshares	628	23,519
TriState Capital Holdings, Inc. (A)	783	20,436
Triumph Bancorp, Inc. (A)	556	22,657
Trustmark Corp.	1,608	52,469
U.S. Bancorp	40,705	2,036,064
UMB Financial Corp.	1,264	96,355
Umpqua Holdings Corp.	5,664	127,950
Union Bankshares Corp.	1,614	62,752
United Bankshares, Inc. (B)	2,659	96,788
United Community Banks, Inc.	1,967	60,328
United Security Bancshares	108	1,210
Univest Corp. of Pennsylvania	733	20,158
Valley National Bancorp	8,410	102,266
Veritex Holdings, Inc. (A)	620	19,263
Washington Trust Bancorp, Inc.	480	27,888
Webster Financial Corp.	2,342	149,185
Wells Fargo & Company	120,366	6,673,091
WesBanco, Inc.	1,219	54,904

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
West Bancorporation, Inc.	463	$11,644
Westamerica Bancorporation (B)	729	41,196
Western Alliance Bancorp (A)	2,590	146,620
Wintrust Financial Corp.	1,427	124,220
Zions Bancorporation	4,802	253,017
		45,709,600
Capital markets – 3.2%
Affiliated Managers Group, Inc.	1,320	196,244
Alcentra Capital Corp.	743	4,748
AllianceBernstein Holding LP (B)	2,252	64,295
Ameriprise Financial, Inc.	3,607	504,547
Apollo Investment Corp.	4,804	26,758
Ares Capital Corp.	10,283	169,155
Ares Management LP (B)	1,988	41,152
Arlington Asset Investment Corp., Class A (B)	651	6,712
Artisan Partners Asset Management, Inc.,
Class A	1,864	56,200
Ashford, Inc.	13	842
Associated Capital Group, Inc., Class A (B)	648	24,592
BGC Partners, Inc., Class A	7,348	83,179
BlackRock Capital Investment Corp.	2,080	12,126
BlackRock, Inc.	3,964	1,978,195
Capital Southwest Corp.	445	8,059
Capitala Finance Corp.	849	7,047
Cboe Global Markets, Inc.	2,765	287,754
CME Group, Inc.	8,399	1,376,764
Cohen & Steers, Inc.	1,096	45,714
Cowen, Inc. (A)(B)	889	12,313
Diamond Hill Investment Group, Inc.	97	18,860
Donnelley Financial Solutions, Inc. (A)	943	16,380
E*TRADE Financial Corp. (A)	6,590	403,044
Eaton Vance Corp.	3,000	156,570
Ellington Financial LLC	880	13,737
Evercore, Inc., Class A	977	103,025
FactSet Research Systems, Inc.	951	188,393
Federated Investors, Inc., Class B	2,512	58,580
Fidus Investment Corp.	689	9,791
Fifth Street Asset Management, Inc. (A)	1,988	2,565
Financial Engines, Inc.	1,573	70,628
Franklin Resources, Inc.	13,530	433,637
FS Investment Corp.	5,847	42,975
GAIN Capital Holdings, Inc. (B)	1,306	9,860
GAMCO Investors, Inc., Class A	821	21,970
Garrison Capital, Inc.	913	7,423
Gladstone Capital Corp.	801	7,209
Gladstone Investment Corp.	886	10,428
Goldman Sachs BDC, Inc.	1,014	20,767
Golub Capital BDC, Inc.	1,248	22,838
Greenhill & Company, Inc. (B)	814	23,118
Hamilton Lane, Inc., Class A	1,091	52,335
Hercules Capital, Inc.	2,271	28,728
Horizon Technology Finance Corp.	674	6,794
Houlihan Lokey, Inc.	1,619	82,925
Interactive Brokers Group, Inc., Class A	1,815	116,904
Intercontinental Exchange, Inc.	14,381	1,057,723
INTL. FCStone, Inc. (A)	532	27,510
Invesco, Ltd.	10,037	266,583
Investment Technology Group, Inc.	905	18,933
KCAP Financial, Inc.	2,234	7,261
Ladenburg Thalmann Financial Services, Inc.	5,498	18,693
Lazard, Ltd., Class A	3,248	158,860
Legg Mason, Inc.	2,180	75,711
Longfin Corp. (A)(B)	1,342	11,675
LPL Financial Holdings, Inc.	2,305	151,070
Main Street Capital Corp. (B)	1,549	58,955

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
MarketAxess Holdings, Inc.	944	$186,780
Medley Capital Corp.	1,551	5,382
Moelis & Company, Class A	1,288	75,541
Monroe Capital Corp.	561	7,562
Moody’s Corp.	4,734	807,431
Morgan Stanley	44,259	2,097,877
Morningstar, Inc.	1,093	140,177
MSCI, Inc.	2,229	368,743
MVC Capital, Inc.	751	7,135
Nasdaq, Inc.	4,080	372,382
New Mountain Finance Corp.	2,060	28,016
Newtek Business Services Corp.	477	9,497
Northern Trust Corp.	5,582	574,332
Oaktree Capital Group LLC (B)	3,762	152,925
Oaktree Specialty Lending Corp.	3,932	18,795
Och-Ziff Capital Management Group LLC,
Class A	11,271	21,753
OFS Capital Corp.	589	6,750
Oppenheimer Holdings, Inc., Class A	431	12,068
Oxford Square Capital Corp.	1,411	9,736
P10 Holdings, Inc. (A)	951	1,360
PennantPark Floating Rate Capital, Ltd.	874	11,939
PennantPark Investment Corp.	2,000	14,010
Piper Jaffray Companies	418	32,123
Prospect Capital Corp. (B)	8,791	58,988
Pzena Investment Management, Inc., Class A	1,869	17,213
Raymond James Financial, Inc.	3,583	320,141
S&P Global, Inc.	6,279	1,280,225
Safeguard Scientifics, Inc. (A)	605	7,744
SEI Investments Company	3,871	242,015
Siebert Financial Corp. (A)	573	5,971
Solar Capital, Ltd.	1,192	24,364
Solar Senior Capital, Ltd.	444	7,242
State Street Corp.	9,068	844,140
Stellus Capital Investment Corp.	549	7,016
Stifel Financial Corp.	1,733	90,549
T. Rowe Price Group, Inc.	6,043	701,532
TCG BDC, Inc.	1,609	27,385
TCP Capital Corp.	1,134	16,386
TD Ameritrade Holding Corp.	14,023	768,040
The Bank of New York Mellon Corp.	24,915	1,343,666
The Blackstone Group LP	16,112	518,323
The Carlyle Group LP (B)	2,519	53,655
The Charles Schwab Corp.	33,286	1,700,915
The Goldman Sachs Group, Inc.	9,377	2,068,285
THL Credit, Inc.	925	7,234
Thomson Reuters Corp.	17,513	706,124
TPG Specialty Lending, Inc.	1,654	29,673
Triangle Capital Corp.	1,332	15,318
TriplePoint Venture Growth BDC Corp.	568	7,060
Virtu Financial, Inc., Class A	4,704	124,891
Virtus Investment Partners, Inc.	199	25,462
Waddell & Reed Financial, Inc., Class A (B)	2,262	40,648
Westwood Holdings Group, Inc.	246	14,647
WhiteHorse Finance, Inc.	557	8,082
WisdomTree Investments, Inc.	3,773	34,259
		24,768,361
Consumer finance – 0.8%
Ally Financial, Inc.	10,651	279,802
American Express Company	21,253	2,082,794
Capital One Financial Corp.	11,985	1,101,422
Credit Acceptance Corp. (A)(B)	475	167,865
Curo Group Holdings Corp. (A)	1,107	27,620
Discover Financial Services	8,756	616,510
Elevate Credit, Inc. (A)	1,191	10,076

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Encore Capital Group, Inc. (A)	709	$25,949
Enova International, Inc. (A)	924	33,772
EZCORP, Inc., Class A (A)	1,513	18,232
FirstCash, Inc.	1,191	107,011
Green Dot Corp., Class A (A)	1,239	90,930
Navient Corp.	6,317	82,311
Nelnet, Inc., Class A	1,001	58,468
OneMain Holdings, Inc. (A)	3,431	114,218
PRA Group, Inc. (A)(B)	1,050	40,478
Regional Management Corp. (A)	324	11,346
Santander Consumer USA Holdings, Inc.	8,929	170,455
SLM Corp. (A)	10,426	119,378
Synchrony Financial	18,775	626,710
World Acceptance Corp. (A)	242	26,864
		5,812,211
Diversified financial services – 1.5%
Berkshire Hathaway, Inc., Class B (A)	60,899	11,366,798
Jefferies Financial Group, Inc.	8,826	200,703
Marlin Business Services Corp.	359	10,716
NewStar Financial, Inc. (A)(C)	1,204	593
On Deck Capital, Inc. (A)	2,087	14,609
Voya Financial, Inc.	4,249	199,703
		11,793,122
Insurance – 2.1%
Aflac, Inc.	19,363	832,996
Alleghany Corp.	380	218,489
American Equity Investment Life
Holding Company	2,181	78,516
American Financial Group, Inc.	2,188	234,838
American International Group, Inc.	22,283	1,181,445
American National Insurance Company (B)	630	75,342
AMERISAFE, Inc.	412	23,793
AmTrust Financial Services, Inc.	4,826	70,315
Arch Capital Group, Ltd. (A)	9,702	256,715
Argo Group International Holdings, Ltd.	694	40,356
Arthur J. Gallagher & Company	4,470	291,802
Aspen Insurance Holdings, Ltd.	1,455	59,219
Assurant, Inc.	1,305	135,054
Assured Guaranty, Ltd.	2,757	98,508
Atlas Financial Holdings, Inc. (A)	399	3,491
Axis Capital Holdings, Ltd.	2,001	111,296
Baldwin & Lyons, Inc., Class B	474	11,566
Brighthouse Financial, Inc. (A)	3,009	120,571
Brown & Brown, Inc.	6,776	187,898
Cincinnati Financial Corp.	4,077	272,588
Citizens, Inc. (A)(B)	1,450	11,296
CNA Financial Corp.	6,618	302,310
CNO Financial Group, Inc.	4,299	81,853
Crawford & Company, Class B	1,545	13,364
Donegal Group, Inc., Class A	786	10,697
eHealth, Inc. (A)	508	11,227
EMC Insurance Group, Inc.	620	17,224
Employers Holdings, Inc.	894	35,939
Enstar Group, Ltd. (A)	386	80,018
Erie Indemnity Company, Class A	1,070	125,468
Everest Re Group, Ltd.	1,003	231,171
FBL Financial Group, Inc., Class A	605	47,644
FedNat Holding Company	489	11,281
First American Financial Corp.	2,737	141,558
FNF Group	6,816	256,418
Genworth Financial, Inc., Class A (A)	13,768	61,956
Hallmark Financial Services, Inc. (A)	662	6,607
HCI Group, Inc.	270	11,224

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Health Insurance Innovations, Inc.,
Class A (A)(B)	444	$14,363
Heritage Insurance Holdings, Inc. (B)	381	6,351
Horace Mann Educators Corp.	1,124	50,130
Independence Holding Company	423	14,065
Infinity Property & Casualty Corp.	240	34,164
Investors Title Company	53	9,787
Kemper Corp.	1,297	98,118
Kinsale Capital Group, Inc.	565	30,996
Lincoln National Corp.	5,366	334,034
Loews Corp.	8,114	391,744
Maiden Holdings, Ltd.	2,453	19,011
Markel Corp. (A)	344	373,016
Marsh & McLennan Companies, Inc.	12,518	1,026,100
MBIA, Inc. (A)(B)	2,372	21,443
Mercury General Corp.	1,359	61,916
MetLife, Inc.	25,556	1,114,242
National General Holdings Corp.	2,579	67,905
National Western Life Group, Inc., Class A	79	24,274
NI Holdings, Inc. (A)	641	10,865
Old Republic International Corp.	6,868	136,742
Primerica, Inc.	1,062	105,775
Principal Financial Group, Inc.	7,106	376,263
ProAssurance Corp.	1,333	47,255
Prudential Financial, Inc.	10,384	971,008
Reinsurance Group of America, Inc.	1,574	210,098
RenaissanceRe Holdings, Ltd.	981	118,034
RLI Corp.	1,102	72,941
Safety Insurance Group, Inc.	334	28,524
Selective Insurance Group, Inc.	1,477	81,235
State Auto Financial Corp.	954	28,534
Stewart Information Services Corp.	487	20,975
The Allstate Corp.	8,743	797,974
The Hanover Insurance Group, Inc.	1,087	129,962
The Hartford Financial Services Group, Inc.	8,812	450,558
The Navigators Group, Inc.	698	39,786
The Progressive Corp.	14,424	853,180
The Travelers Companies, Inc.	6,692	818,699
Torchmark Corp.	2,746	223,552
Trupanion, Inc. (A)(B)	822	31,729
United Fire Group, Inc.	546	29,762
United Insurance Holdings Corp.	1,214	23,770
Universal Insurance Holdings, Inc.	948	33,275
Unum Group	5,354	198,044
Validus Holdings, Ltd.	1,911	129,184
W.R. Berkley Corp.	3,003	217,447
White Mountains Insurance Group, Ltd.	90	81,595
		15,720,478
Mortgage real estate investment trusts – 0.2%
AG Mortgage Investment Trust, Inc.	700	13,153
AGNC Investment Corp.	9,114	169,429
Annaly Capital Management, Inc.	28,107	289,221
Anworth Mortgage Asset Corp.	2,512	12,485
Apollo Commercial Real Estate Finance, Inc.	2,718	49,685
Arbor Realty Trust, Inc.	1,791	18,680
Ares Commercial Real Estate Corp.	789	10,896
ARMOUR Residential REIT, Inc.	1,090	24,863
Blackstone Mortgage Trust, Inc., Class A	2,540	79,832
Capstead Mortgage Corp.	2,561	22,921
Cherry Hill Mortgage Investment Corp.	415	7,412
Chimera Investment Corp.	4,611	84,289
Colony Credit Real Estate, Inc.	716	14,843
CYS Investments, Inc.	4,143	31,073
Dynex Capital, Inc.	1,252	8,176
Ellington Residential Mortgage REIT	539	5,875

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Exantas Capital Corp.	859	$8,745
Granite Point Mortgage Trust, Inc.	1,105	20,277
Great Ajax Corp.	535	6,998
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.	1,459	28,815
Invesco Mortgage Capital, Inc.	3,007	47,811
KKR Real Estate Finance Trust, Inc.	1,084	21,442
Ladder Capital Corp.	2,513	39,253
MFA Financial, Inc.	9,853	74,686
MTGE Investment Corp.	1,241	24,324
New Residential Investment Corp.	7,904	138,241
New York Mortgage Trust, Inc.	3,260	19,593
Orchid Island Capital, Inc.	1,157	8,701
Owens Realty Mortgage, Inc.	420	7,006
PennyMac Mortgage Investment Trust	1,761	33,441
Redwood Trust, Inc.	1,628	26,813
Starwood Property Trust, Inc.	6,337	137,576
Sutherland Asset Management Corp.	908	14,755
TPG RE Finance Trust, Inc.	1,656	33,650
Two Harbors Investment Corp.	4,203	66,407
Western Asset Mortgage Capital Corp.	1,158	12,066
		1,613,433
Thrifts and mortgage finance – 0.2%
BankFinancial Corp.	481	8,490
Beneficial Bancorp, Inc.	2,111	34,198
BofI Holding, Inc. (A)(B)	1,521	62,224
BSB Bancorp, Inc. (A)	274	9,426
Capitol Federal Financial, Inc.	3,225	42,441
Charter Financial Corp.	405	9,781
Dime Community Bancshares, Inc.	1,015	19,793
Federal Agricultural Mortgage Corp., Class C	294	26,307
Federal Home Loan Mortgage Corp. (A)	17,807	28,313
Federal National Mortgage Association (A)	28,795	40,889
First Defiance Financial Corp.	274	18,374
Flagstar Bancorp, Inc. (A)	1,375	47,108
Home Bancorp, Inc.	185	8,612
HomeStreet, Inc. (A)	737	19,862
Impac Mortgage Holdings, Inc. (A)	577	5,499
Kearny Financial Corp.	2,994	40,269
LendingTree, Inc. (A)(B)	304	64,995
Luther Burbank Corp.	1,316	15,141
Merchants Bancorp	686	19,572
Meridian Bancorp, Inc.	1,458	27,921
Meta Financial Group, Inc.	249	24,253
MGIC Investment Corp. (A)	8,919	95,612
New York Community Bancorp, Inc.	12,051	133,043
NMI Holdings, Inc., Class A (A)	1,663	27,107
Northfield Bancorp, Inc.	1,351	22,454
Northwest Bancshares, Inc.	2,787	48,466
OceanFirst Financial Corp.	799	23,938
Ocwen Financial Corp. (A)	3,672	14,541
Oritani Financial Corp.	1,196	19,375
PCSB Financial Corp.	498	9,895
PDL Community Bancorp (A)	510	8,012
PennyMac Financial Services, Inc.,
Class A (A)	648	12,733
PHH Corp. (A)	745	8,091
Provident Bancorp, Inc. (A)	335	8,777
Provident Financial Holdings, Inc.	393	7,498
Provident Financial Services, Inc.	1,530	42,121
Radian Group, Inc.	5,500	89,210
SI Financial Group, Inc.	508	7,493
Southern Missouri Bancorp, Inc.	216	8,428
Sterling Bancorp, Inc.	1,272	16,994
Territorial Bancorp, Inc.	238	7,378

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
TFS Financial Corp.	6,876	$108,435
Timberland Bancorp, Inc.	255	9,522
TrustCo Bank Corp.	2,616	23,282
United Community Financial Corp.	1,410	15,496
United Financial Bancorp, Inc.	1,401	24,546
Walker & Dunlop, Inc.	722	40,179
Washington Federal, Inc.	2,188	71,548
Western New England Bancorp, Inc.	789	8,679
WSFS Financial Corp.	862	45,945
		1,532,266
		106,949,471
Health care – 12.5%
Biotechnology – 2.9%
AbbVie, Inc.	39,248	3,636,327
Abeona Therapeutics, Inc. (A)(B)	1,100	17,600
ACADIA Pharmaceuticals, Inc. (A)(B)	3,063	46,772
Acceleron Pharma, Inc. (A)	1,207	58,564
Achaogen, Inc. (A)(B)	1,165	10,089
Achillion Pharmaceuticals, Inc. (A)	3,779	10,695
Acorda Therapeutics, Inc. (A)	1,281	36,765
Aduro Biotech, Inc. (A)	2,092	14,644
Advaxis, Inc. (A)	1,973	2,861
Adverum Biotechnologies, Inc. (A)	1,083	5,740
Agenus, Inc. (A)	2,828	6,420
Agios Pharmaceuticals, Inc. (A)(B)	1,424	119,944
Aileron Therapeutics, Inc. (A)	551	2,986
Aimmune Therapeutics, Inc. (A)	1,383	37,189
Akebia Therapeutics, Inc. (A)	1,295	12,924
Albireo Pharma, Inc. (A)(B)	301	10,686
Alder Biopharmaceuticals, Inc. (A)(B)	1,872	29,578
Alexion Pharmaceuticals, Inc. (A)	5,503	683,197
Alkermes PLC (A)	3,914	161,100
Allena Pharmaceuticals, Inc. (A)	769	10,020
Alnylam Pharmaceuticals, Inc. (A)	2,507	246,914
AMAG Pharmaceuticals, Inc. (A)(B)	970	18,915
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	17,831	3,291,424
Amicus Therapeutics, Inc. (A)	4,017	62,746
AnaptysBio, Inc. (A)(B)	565	40,138
Apellis Pharmaceuticals, Inc. (A)	1,276	28,072
Ardelyx, Inc. (A)	1,372	5,076
Arena Pharmaceuticals, Inc. (A)	1,075	46,870
Array BioPharma, Inc. (A)	5,256	88,196
Arrowhead Pharmaceuticals, Inc. (A)	2,085	28,356
Arsanis, Inc. (A)	607	2,203
Atara Biotherapeutics, Inc. (A)(B)	861	31,642
Athenex, Inc. (A)(B)	1,583	29,539
aTyr Pharma, Inc. (A)	1,397	1,271
Audentes Therapeutics, Inc. (A)	993	37,943
AVEO Pharmaceuticals, Inc. (A)	3,213	7,261
Avid Bioservices, Inc. (A)(B)	1,963	7,695
Bellicum Pharmaceuticals, Inc. (A)	939	6,930
BioCryst Pharmaceuticals, Inc. (A)	2,652	15,196
Biogen, Inc. (A)	5,238	1,520,277
BioMarin Pharmaceutical, Inc. (A)	4,389	413,444
BioSpecifics Technologies Corp. (A)	201	9,017
BioTime, Inc. (A)(B)	3,331	6,862
Bluebird Bio, Inc. (A)	1,156	181,434
Blueprint Medicines Corp. (A)	967	61,385
Calithera Biosciences, Inc. (A)	966	4,830
Calyxt, Inc. (A)	758	14,152
Cara Therapeutics, Inc. (A)	894	17,120
CareDx, Inc. (A)	287	3,513
CASI Pharmaceuticals, Inc. (A)(B)	2,445	20,122

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Catalyst Pharmaceuticals, Inc. (A)	3,076	$9,597
Celcuity, Inc. (A)	383	9,506
Celgene Corp. (A)	18,607	1,477,768
Celldex Therapeutics, Inc. (A)	3,615	1,821
ChemoCentryx, Inc. (A)	1,375	18,109
Chimerix, Inc. (A)	1,404	6,683
Clovis Oncology, Inc. (A)	1,194	54,291
Coherus Biosciences, Inc. (A)(B)	1,434	20,076
Conatus Pharmaceuticals, Inc. (A)	1,457	6,236
Concert Pharmaceuticals, Inc. (A)	641	10,788
Corvus Pharmaceuticals, Inc. (A)(B)	583	6,401
CTI BioPharma Corp. (A)	2,346	11,683
Curis, Inc. (A)	948	1,640
Cytokinetics, Inc. (A)	1,480	12,284
CytomX Therapeutics, Inc. (A)(B)	1,018	23,271
Deciphera Pharmaceuticals, Inc. (A)	803	31,598
Denali Therapeutics, Inc. (A)(B)	2,246	34,252
Dicerna Pharmaceuticals, Inc. (A)	1,643	20,127
DNIB Unwind, Inc. (A)(C)	634	92
Dyax Corp. (A)(C)	3,471	13,710
Dynavax Technologies Corp. (A)	1,633	24,903
Eagle Pharmaceuticals, Inc. (A)(B)	418	31,626
Edge Therapeutics, Inc. (A)	892	919
Editas Medicine, Inc. (A)(B)	1,148	41,133
Emergent BioSolutions, Inc. (A)	1,282	64,728
Enanta Pharmaceuticals, Inc. (A)	517	59,920
Epizyme, Inc. (A)(B)	1,858	25,176
Esperion Therapeutics, Inc. (A)(B)	700	27,433
Exact Sciences Corp. (A)	2,968	177,457
Exelixis, Inc. (A)	7,458	160,496
Fate Therapeutics, Inc. (A)(B)	1,591	18,042
FibroGen, Inc. (A)	2,155	134,903
Five Prime Therapeutics, Inc. (A)	797	12,601
Flexion Therapeutics, Inc. (A)(B)	1,007	26,031
Fortress Biotech, Inc. (A)(B)	1,754	5,227
Foundation Medicine, Inc. (A)	880	120,296
G1 Therapeutics, Inc. (A)(B)	777	33,768
Genomic Health, Inc. (A)	960	48,384
Geron Corp. (A)(B)	4,452	15,270
Gilead Sciences, Inc.	32,409	2,295,854
Global Blood Therapeutics, Inc. (A)	1,066	48,183
GlycoMimetics, Inc. (A)	901	14,533
GTx, Inc. (A)	271	4,149
Halozyme Therapeutics, Inc. (A)	3,467	58,488
Homology Medicines, Inc. (A)(B)	443	9,037
Idera Pharmaceuticals, Inc. (A)	4,213	5,561
Immune Design Corp. (A)	768	3,494
ImmunoGen, Inc. (A)	3,078	29,949
Immunomedics, Inc. (A)(B)	3,647	86,324
Incyte Corp. (A)	5,260	352,420
Infinity Pharmaceuticals, Inc. (A)	2,628	5,019
Inovio Pharmaceuticals, Inc. (A)(B)	2,493	9,773
Insmed, Inc. (A)	2,037	48,175
Insys Therapeutics, Inc. (A)(B)	2,022	14,639
Intellia Therapeutics, Inc. (A)(B)	993	27,168
Intercept Pharmaceuticals, Inc. (A)	688	57,730
Intrexon Corp. (A)(B)	3,305	46,072
Invitae Corp. (A)(B)	1,369	10,062
Ionis Pharmaceuticals, Inc. (A)(B)	3,087	128,635
Ironwood Pharmaceuticals, Inc. (A)	3,567	68,201
Jounce Therapeutics, Inc. (A)	886	6,787
Kadmon Holdings, Inc. (A)	2,301	9,181
Keryx Biopharmaceuticals, Inc. (A)(B)	3,281	12,337
Kindred Biosciences, Inc. (A)	928	9,883
Kura Oncology, Inc. (A)	766	13,941

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Lexicon Pharmaceuticals, Inc. (A)(B)	2,915	$34,980
Ligand Pharmaceuticals, Inc. (A)	527	109,179
Loxo Oncology, Inc. (A)	732	126,987
MacroGenics, Inc. (A)	1,031	21,290
Madrigal Pharmaceuticals, Inc. (A)(B)	342	95,654
MannKind Corp. (A)(B)	2,896	5,502
MediciNova, Inc. (A)(B)	1,166	9,281
Merrimack Pharmaceuticals, Inc. (A)	578	2,838
Mersana Therapeutics, Inc. (A)(B)	637	11,377
MiMedx Group, Inc. (A)(B)	2,595	16,582
Minerva Neurosciences, Inc. (A)	1,207	9,958
Miragen Therapeutics, Inc. (A)(B)	828	5,307
Molecular Templates, Inc. (A)	772	4,038
Momenta Pharmaceuticals, Inc. (A)	2,115	43,252
Mustang Bio, Inc. (A)	783	5,395
Myriad Genetics, Inc. (A)	1,862	69,583
NantKwest, Inc. (A)	2,233	6,833
Natera, Inc. (A)	1,474	27,741
Neurocrine Biosciences, Inc. (A)	2,209	217,012
NewLink Genetics Corp. (A)	821	3,908
Novavax, Inc. (A)	8,348	11,186
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Oncocyte Corp. (A)(B)	1,221	3,114
OncoMed Pharmaceuticals, Inc. (A)	498	1,150
OPKO Health, Inc. (A)(B)	13,787	64,799
Osiris Therapeutics, Inc. (A)(B)	525	5,066
Ovid therapeutics, Inc. (A)	886	6,911
Palatin Technologies, Inc. (A)(B)	1,228	1,191
PDL BioPharma, Inc. (A)	4,159	9,732
Pieris Pharmaceuticals, Inc. (A)	1,471	7,458
PolarityTE, Inc. (A)(B)	290	6,827
Portola Pharmaceuticals, Inc. (A)	1,588	59,979
Progenics Pharmaceuticals, Inc. (A)	1,955	15,718
Protagonist Therapeutics, Inc. (A)	486	3,266
Proteostasis Therapeutics, Inc. (A)	1,327	3,702
PTC Therapeutics, Inc. (A)	1,135	38,284
Puma Biotechnology, Inc. (A)	1,014	59,978
Ra Pharmaceuticals, Inc. (A)	631	6,278
Recro Pharma, Inc. (A)	896	4,498
Regeneron Pharmaceuticals, Inc. (A)	2,666	919,743
REGENXBIO, Inc. (A)	843	60,485
Regulus Therapeutics, Inc. (A)	6,057	3,993
Repligen Corp. (A)	1,032	48,545
Retrophin, Inc. (A)	1,052	28,678
Rhythm Pharmaceuticals, Inc. (A)	694	21,694
Rigel Pharmaceuticals, Inc. (A)	3,503	9,913
Riot Blockchain, Inc. (B)	273	1,731
Rocket Pharmaceuticals, Inc. (A)(B)	971	19,061
Sage Therapeutics, Inc. (A)	1,079	168,896
Sangamo Therapeutics, Inc. (A)(B)	2,281	32,390
Sarepta Therapeutics, Inc. (A)(B)	1,615	213,471
Savara, Inc. (A)(B)	827	9,362
Seattle Genetics, Inc. (A)	3,638	241,527
Selecta Biosciences, Inc. (A)(B)	604	8,003
Seres Therapeutics, Inc. (A)(B)	1,133	9,744
Sierra Oncology, Inc. (A)	2,075	6,142
Solid Biosciences, Inc. (A)(B)	559	19,917
Spark Therapeutics, Inc. (A)(B)	999	82,677
Spectrum Pharmaceuticals, Inc. (A)	2,679	56,152
Spero Therapeutics, Inc. (A)	635	9,315
Spring Bank Pharmaceuticals, Inc. (A)	517	6,126
Stemline Therapeutics, Inc. (A)	715	11,476
Sunesis Pharmaceuticals, Inc. (A)	1,269	2,690
Syndax Pharmaceuticals, Inc. (A)	629	4,416
Synergy Pharmaceuticals, Inc. (A)(B)	6,230	10,840

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Synlogic, Inc. (A)	463	$4,551
Syros Pharmaceuticals, Inc. (A)	721	7,361
T2 Biosystems, Inc. (A)	160	1,238
TESARO, Inc. (A)(B)	1,385	61,591
Tocagen, Inc. (A)	176	1,644
Ultragenyx Pharmaceutical, Inc. (A)	1,165	89,554
United Therapeutics Corp. (A)	1,054	119,260
Vanda Pharmaceuticals, Inc. (A)	1,222	23,279
Veracyte, Inc. (A)	983	9,181
Verastem, Inc. (A)	1,842	12,673
Vericel Corp. (A)	1,284	12,455
Vertex Pharmaceuticals, Inc. (A)	6,301	1,070,918
Viking Therapeutics, Inc. (A)	1,187	11,265
Vital Therapies, Inc. (A)(B)	1,384	9,480
Voyager Therapeutics, Inc. (A)(B)	743	14,518
vTv Therapeutics, Inc., Class A (A)(B)	1,071	1,649
XBiotech, Inc. (A)(B)	1,742	7,804
Xencor, Inc. (A)	1,295	47,928
XOMA Corp. (A)	278	5,805
Zafgen, Inc. (A)	1,004	10,271
ZIOPHARM Oncology, Inc. (A)(B)	3,927	11,860
		22,014,268
Health care equipment and supplies – 2.5%
Abaxis, Inc.	520	43,165
Abbott Laboratories	43,142	2,631,231
ABIOMED, Inc. (A)	1,098	449,137
Accuray, Inc. (A)	2,433	9,975
Align Technology, Inc. (A)	1,984	678,806
AngioDynamics, Inc. (A)	1,021	22,707
Anika Therapeutics, Inc. (A)	404	12,928
Antares Pharma, Inc. (A)	4,423	11,411
AtriCure, Inc. (A)	953	25,779
Atrion Corp.	51	30,569
Avanos Medical, Inc. (A)	1,125	64,406
AxoGen, Inc. (A)	911	45,778
Baxter International, Inc.	13,322	983,696
Becton, Dickinson and Company	6,579	1,576,065
Boston Scientific Corp. (A)	33,977	1,111,048
Cantel Medical Corp.	1,069	105,147
Cardiovascular Systems, Inc. (A)	915	29,591
Cerus Corp. (A)	3,177	21,191
Conformis, Inc. (A)	2,228	2,785
CONMED Corp.	652	47,726
Corindus Vascular Robotics, Inc. (A)(B)	6,252	5,162
CryoLife, Inc. (A)	912	25,399
CryoPort, Inc. (A)(B)	894	14,107
Cutera, Inc. (A)	375	15,113
CytoSorbents Corp. (A)(B)	228	2,599
Danaher Corp.	17,212	1,698,480
DENTSPLY SIRONA, Inc.	5,683	248,745
DexCom, Inc. (A)	2,135	202,782
Edwards Lifesciences Corp. (A)	5,193	755,945
Endologix, Inc. (A)	2,422	13,709
FONAR Corp. (A)	241	6,399
GenMark Diagnostics, Inc. (A)	1,560	9,953
Glaukos Corp. (A)(B)	943	38,324
Globus Medical, Inc., Class A (A)	2,425	122,366
Haemonetics Corp. (A)	1,321	118,467
Heska Corp. (A)	197	20,447
Hill-Rom Holdings, Inc.	1,620	141,491
Hologic, Inc. (A)	6,830	271,493
ICU Medical, Inc. (A)	511	150,055
IDEXX Laboratories, Inc. (A)	2,155	469,661
Inogen, Inc. (A)	520	96,892
Insulet Corp. (A)	1,479	126,750

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Integer Holdings Corp. (A)	863	$55,793
Integra LifeSciences Holdings Corp. (A)	1,975	127,210
Intuitive Surgical, Inc. (A)	2,775	1,327,782
Invacare Corp.	900	16,740
iRhythm Technologies, Inc. (A)	621	50,382
IRIDEX Corp. (A)	814	5,519
K2M Group Holdings, Inc. (A)	1,206	27,135
Lantheus Holdings, Inc. (A)	1,016	14,783
LeMaitre Vascular, Inc. (B)	515	17,242
Masimo Corp. (A)	1,251	122,160
Meridian Bioscience, Inc.	1,192	18,953
Merit Medical Systems, Inc. (A)	1,226	62,771
Natus Medical, Inc. (A)	710	24,495
Neogen Corp. (A)	1,304	104,568
Nevro Corp. (A)	723	57,732
Novocure, Ltd. (A)	2,181	68,265
NuVasive, Inc. (A)	1,239	64,577
Nuvectra Corp. (A)	555	11,394
NxStage Medical, Inc. (A)	1,804	50,332
Obalon Therapeutics, Inc. (A)	803	1,726
OraSure Technologies, Inc. (A)	1,625	26,764
Orthofix International NV (A)	509	28,921
OrthoPediatrics Corp. (A)	403	10,736
Penumbra, Inc. (A)	842	116,322
Pulse Biosciences, Inc. (A)(B)	385	5,829
Quidel Corp. (A)	915	60,848
ResMed, Inc.	3,532	365,845
Rockwell Medical, Inc. (A)(B)	1,446	7,129
RTI Surgical, Inc. (A)	1,700	7,820
Senseonics Holdings, Inc. (A)(B)	3,826	15,725
Sientra, Inc. (A)	532	10,379
STAAR Surgical Company (A)	1,153	35,743
Stryker Corp.	9,250	1,561,955
Surmodics, Inc. (A)	364	20,093
Synergetics USA, Inc. (A)(C)	781	148
Tactile Systems Technology, Inc. (A)	467	24,284
Teleflex, Inc.	1,111	297,981
The Cooper Companies, Inc.	1,200	282,540
Utah Medical Products, Inc.	104	11,456
Varex Imaging Corp. (A)	1,027	38,091
Varian Medical Systems, Inc. (A)	2,256	256,552
West Pharmaceutical Services, Inc.	1,858	184,481
Zimmer Biomet Holdings, Inc.	5,020	559,429
		18,616,110
Health care providers and services – 2.7%
AAC Holdings, Inc. (A)(B)	965	9,042
Acadia Healthcare Company, Inc. (A)	2,171	88,816
Aceto Corp.	853	2,858
Addus HomeCare Corp. (A)	312	17,862
Aetna, Inc.	8,089	1,484,332
Amedisys, Inc. (A)	817	69,821
American Renal Associates
Holdings, Inc. (A)(B)	923	14,556
AmerisourceBergen Corp.	5,417	461,908
AMN Healthcare Services, Inc. (A)	1,148	67,273
Anthem, Inc.	6,311	1,502,207
BioScrip, Inc. (A)(B)	3,600	10,548
BioTelemetry, Inc. (A)	881	39,645
Brookdale Senior Living, Inc. (A)	4,348	39,523
Capital Senior Living Corp. (A)	893	9,528
Cardinal Health, Inc.	7,770	379,409
Centene Corp. (A)	4,338	534,485
Chemed Corp.	402	129,368
Cigna Corp.	5,991	1,018,170
Civitas Solutions, Inc. (A)	1,056	17,318

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Community Health Systems, Inc. (A)(B)	3,196	$10,611
CorVel Corp. (A)	522	28,188
Cross Country Healthcare, Inc. (A)	1,014	11,408
CVS Health Corp.	25,028	1,610,552
DaVita, Inc. (A)	4,466	310,119
Diplomat Pharmacy, Inc. (A)	1,868	47,746
Encompass Health Corp.	2,418	163,747
Envision Healthcare Corp. (A)	3,074	135,287
Express Scripts Holding Company (A)	13,917	1,074,532
Genesis Healthcare, Inc. (A)	2,733	6,259
Hanger, Inc. (A)	926	15,705
HCA Healthcare, Inc.	8,649	887,387
HealthEquity, Inc. (A)	1,488	111,749
Henry Schein, Inc. (A)	3,784	274,870
Humana, Inc.	3,400	1,011,942
Kindred Healthcare, Inc. (A)	2,409	21,681
Laboratory Corp. of America Holdings (A)	2,542	456,365
LHC Group, Inc. (A)	594	50,840
LifePoint Health, Inc. (A)	945	46,116
Magellan Health, Inc. (A)	566	54,308
McKesson Corp.	5,093	679,406
MedCath Corp. (A)(C)	613	307
MEDNAX, Inc. (A)	2,250	97,380
Molina Healthcare, Inc. (A)	1,455	142,503
National HealthCare Corp.	429	30,193
National Research Corp.	1,244	46,526
Owens & Minor, Inc.	1,661	27,755
Patterson Companies, Inc. (B)	2,414	54,725
PetIQ, Inc. (A)(B)	575	15,445
Premier, Inc., Class A (A)	3,584	130,386
Quest Diagnostics, Inc.	3,316	364,561
Quorum Health Corp. (A)	392	1,960
R1 RCM, Inc. (A)	2,964	25,728
RadNet, Inc. (A)	1,310	19,650
Select Medical Holdings Corp. (A)	3,247	58,933
Surgery Partners, Inc. (A)(B)	1,386	20,651
Tenet Healthcare Corp. (A)	2,354	79,024
The Ensign Group, Inc.	1,404	50,291
The Providence Service Corp. (A)	378	29,692
Tivity Health, Inc. (A)	1,074	37,805
UnitedHealth Group, Inc.	23,896	5,862,645
Universal Health Services, Inc., Class B	2,334	260,101
US Physical Therapy, Inc.	347	33,312
WellCare Health Plans, Inc. (A)	1,102	271,356
		20,566,416
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	4,420	53,040
athenahealth, Inc. (A)	973	154,843
Castlight Health, Inc., B Shares (A)	3,656	15,538
Cerner Corp. (A)	8,198	490,158
Computer Programs & Systems, Inc. (B)	379	12,469
Cotiviti Holdings, Inc. (A)	2,292	101,146
Evolent Health, Inc., Class A (A)(B)	2,045	43,047
HealthStream, Inc.	886	24,197
HMS Holdings Corp. (A)	1,934	41,813
Inovalon Holdings, Inc., Class A (A)(B)	3,391	33,656
Medidata Solutions, Inc. (A)	1,476	118,907
NantHealth, Inc. (A)	3,451	11,423
Omnicell, Inc. (A)	1,024	53,709
Quality Systems, Inc. (A)	1,749	34,106
Simulations Plus, Inc.	455	10,124
Tabula Rasa HealthCare, Inc. (A)	474	30,255
Teladoc, Inc. (A)(B)	1,541	89,455
Veeva Systems, Inc., Class A (A)	3,452	265,321

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Vocera Communications, Inc. (A)	782	$23,374
		1,606,581
Life sciences tools and services – 0.8%
Accelerate Diagnostics, Inc. (A)(B)	1,535	34,231
Agilent Technologies, Inc.	7,969	492,803
Bio-Rad Laboratories, Inc., Class A (A)	747	215,539
Bio-Techne Corp.	961	142,180
Bruker Corp.	3,887	112,878
Cambrex Corp. (A)	894	46,756
Charles River Laboratories
International, Inc. (A)	1,222	137,182
Codexis, Inc. (A)	1,349	19,426
Enzo Biochem, Inc. (A)	1,266	6,571
Fluidigm Corp. (A)	357	2,128
Harvard Bioscience, Inc. (A)(B)	485	2,595
Illumina, Inc. (A)	3,633	1,014,661
IQVIA Holdings, Inc. (A)	5,203	519,363
Luminex Corp.	1,250	36,913
Medpace Holdings, Inc. (A)	869	37,367
Mettler-Toledo International, Inc. (A)	629	363,958
NanoString Technologies, Inc. (A)	769	10,520
NeoGenomics, Inc. (A)	2,195	28,776
Pacific Biosciences of California, Inc. (A)(B)	3,229	11,463
PerkinElmer, Inc.	2,703	197,941
PRA Health Sciences, Inc. (A)	1,614	150,683
Quanterix Corp. (A)	534	7,668
Syneos Health, Inc. (A)	2,651	124,332
Thermo Fisher Scientific, Inc.	9,922	2,055,243
Waters Corp. (A)	1,945	376,533
		6,147,710
Pharmaceuticals – 3.4%
Aclaris Therapeutics, Inc. (A)(B)	747	14,918
Adamis Pharmaceuticals Corp. (A)(B)	1,632	5,222
Aerie Pharmaceuticals, Inc. (A)(B)	991	66,942
Agile Therapeutics, Inc. (A)	1,595	788
Akcea Therapeutics, Inc. (A)(B)	1,821	43,176
Akorn, Inc. (A)	3,187	52,872
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Allergan PLC	8,537	1,423,289
Amneal Pharmaceuticals, Inc. (A)	2,043	33,526
Amphastar Pharmaceuticals, Inc. (A)	1,295	19,762
Ampio Pharmaceuticals, Inc. (A)	1,902	4,184
ANI Pharmaceuticals, Inc. (A)	324	21,643
Aratana Therapeutics, Inc. (A)	1,239	5,266
Assembly Biosciences, Inc. (A)	477	18,703
BioDelivery Sciences International, Inc. (A)	2,697	7,956
Bristol-Myers Squibb Company	40,314	2,230,977
Catalent, Inc. (A)	3,413	142,971
Clearside Biomedical, Inc. (A)	998	10,669
Collegium Pharmaceutical, Inc. (A)(B)	840	20,034
Corcept Therapeutics, Inc. (A)	3,097	48,685
Corium International, Inc. (A)(B)	1,009	8,082
Depomed, Inc. (A)	1,816	12,113
Dermira, Inc. (A)	1,155	10,626
Dova Pharmaceuticals, Inc. (A)(B)	710	21,243
Durect Corp. (A)	4,211	6,569
Eli Lilly & Company	27,049	2,308,091
Endo International PLC (A)	6,152	58,013
Endocyte, Inc. (A)	1,801	24,854
Horizon Pharma PLC (A)	3,927	65,031
Innovate Biopharmaceuticals, Inc. (A)(B)	319	7,519
Innoviva, Inc. (A)(B)	2,501	34,514
Intersect ENT, Inc. (A)	798	29,885
Johnson & Johnson	66,211	8,034,043

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Kala Pharmaceuticals, Inc. (A)	674	$9,254
Lannett Company, Inc. (A)(B)	1,025	13,940
Marinus Pharmaceuticals, Inc. (A)(B)	1,468	10,379
Melinta Therapeutics, Inc. (A)	781	4,959
Menlo Therapeutics, Inc. (A)	195	1,583
Merck & Company, Inc.	66,571	4,040,860
MyoKardia, Inc. (A)	965	47,912
Nektar Therapeutics (A)	4,020	196,297
Neos Therapeutics, Inc. (A)(B)	969	6,056
Ocular Therapeutix, Inc. (A)(B)	1,316	8,883
Odonate Therapeutics, Inc. (A)	680	15,014
Omeros Corp. (A)(B)	1,320	23,945
Optinose, Inc. (A)(B)	957	26,777
Otonomy, Inc. (A)	1,390	5,352
Pacira Pharmaceuticals, Inc. (A)	1,111	35,608
Paratek Pharmaceuticals, Inc. (A)(B)	760	7,752
Pfizer, Inc.	146,969	5,332,035
Phibro Animal Health Corp., Class A	1,100	50,655
Prestige Brands Holdings, Inc. (A)	1,453	55,766
Reata Pharmaceuticals, Inc., Class A (A)(B)	714	24,969
Revance Therapeutics, Inc. (A)	851	23,360
scPharmaceuticals, Inc. (A)	640	3,622
Sienna Biopharmaceuticals, Inc. (A)(B)	555	8,430
Strongbridge Biopharma PLC (A)	1,240	7,440
Supernus Pharmaceuticals, Inc. (A)	1,388	83,072
Teligent, Inc. (A)(B)	1,521	5,263
Tetraphase Pharmaceuticals, Inc. (A)	1,403	5,009
The Medicines Company (A)(B)	1,753	64,335
TherapeuticsMD, Inc. (A)(B)	5,607	34,988
Tobira Therapeutics, Inc. (A)(C)	609	7,381
Zoetis, Inc.	11,996	1,021,939
Zogenix, Inc. (A)	862	38,100
Zynerba Pharmaceuticals, Inc. (A)	581	5,659
		26,018,832
		94,969,917
Industrials – 9.7%
Aerospace and defense – 2.3%
AAR Corp.	757	35,193
Aerojet Rocketdyne Holdings, Inc. (A)	2,058	60,690
Aerovironment, Inc. (A)	650	46,430
Arconic, Inc.	11,858	201,705
Astronics Corp. (A)	623	22,409
Axon Enterprise, Inc. (A)(B)	1,283	81,060
BWX Technologies, Inc.	2,459	153,245
Cubic Corp.	751	48,214
Curtiss-Wright Corp.	1,093	130,089
Ducommun, Inc. (A)	321	10,622
Engility Holdings, Inc. (A)	1,030	31,559
Esterline Technologies Corp. (A)	716	52,841
General Dynamics Corp.	7,311	1,362,844
Harris Corp.	2,934	424,080
HEICO Corp., Class A	3,285	200,221
Hexcel Corp.	2,207	146,501
Huntington Ingalls Industries, Inc.	1,113	241,287
KLX, Inc. (A)	1,308	94,045
Kratos Defense & Security
Solutions, Inc. (A)(B)	2,763	31,802
L3 Technologies, Inc.	1,911	367,524
Lockheed Martin Corp.	7,052	2,083,372
Mercury Systems, Inc. (A)	1,316	50,087
Moog, Inc., Class A	880	68,605
National Presto Industries, Inc. (B)	196	24,304
Northrop Grumman Corp.	4,294	1,321,264
Raytheon Company	7,111	1,373,703

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Rockwell Collins, Inc.	4,040	$544,107
Sparton Corp. (A)	332	6,305
Spirit AeroSystems Holdings, Inc., Class A	2,761	237,198
Teledyne Technologies, Inc. (A)	886	176,367
Textron, Inc.	6,444	424,724
The Boeing Company	14,532	4,875,631
The KeyW Holding Corp. (A)(B)	1,434	12,533
TransDigm Group, Inc.	1,292	445,921
Triumph Group, Inc.	1,366	26,774
United Technologies Corp.	19,704	2,463,591
Vectrus, Inc. (A)	294	9,061
Wesco Aircraft Holdings, Inc. (A)	2,836	31,905
		17,917,813
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	1,616	36,505
Atlas Air Worldwide Holdings, Inc. (A)	573	41,084
C.H. Robinson Worldwide, Inc.	3,479	291,053
Echo Global Logistics, Inc. (A)	790	23,108
Expeditors International of Washington, Inc.	4,375	319,813
FedEx Corp.	6,607	1,500,185
Forward Air Corp.	699	41,297
Hub Group, Inc., Class A (A)	934	46,513
United Parcel Service, Inc., Class B	21,271	2,259,618
XPO Logistics, Inc. (A)	2,948	295,331
		4,854,507
Airlines – 0.4%
Alaska Air Group, Inc.	3,014	182,015
Allegiant Travel Company	394	54,746
American Airlines Group, Inc.	11,695	443,942
Delta Air Lines, Inc.	17,423	863,135
Hawaiian Holdings, Inc.	1,268	45,585
JetBlue Airways Corp. (A)	7,869	149,354
SkyWest, Inc.	1,282	66,536
Southwest Airlines Company	14,499	737,709
Spirit Airlines, Inc. (A)	1,725	62,704
United Continental Holdings, Inc. (A)	7,009	488,738
		3,094,464
Building products – 0.4%
AAON, Inc.	1,262	41,962
Advanced Drainage Systems, Inc.	1,541	43,996
American Woodmark Corp. (A)	392	35,888
AO Smith Corp.	4,182	247,365
Apogee Enterprises, Inc.	790	38,054
Armstrong Flooring, Inc. (A)	761	10,684
Armstrong World Industries, Inc. (A)	1,315	83,108
Builders FirstSource, Inc. (A)	2,730	49,932
Continental Building Products, Inc. (A)	772	24,357
CSW Industrials, Inc. (A)	443	23,413
Fortune Brands Home & Security, Inc.	3,713	199,351
Gibraltar Industries, Inc. (A)	875	32,813
Griffon Corp.	1,323	23,549
Insteel Industries, Inc.	543	18,136
JELD-WEN Holding, Inc. (A)	2,834	81,024
Johnson Controls International PLC	23,045	770,855
Lennox International, Inc.	1,035	207,155
Masco Corp.	7,837	293,261
NCI Building Systems, Inc. (A)	1,541	32,361
Owens Corning	2,720	172,366
Patrick Industries, Inc. (A)	691	39,283
PGT Innovations, Inc. (A)	1,354	28,231
Quanex Building Products Corp.	973	17,465
Simpson Manufacturing Company, Inc.	1,174	73,011
Trex Company, Inc. (A)	1,462	91,507
Universal Forest Products, Inc.	1,489	54,527

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
USG Corp. (A)	3,511	$151,394
		2,885,048
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,566	45,696
ACCO Brands Corp.	2,362	32,714
ADT, Inc. (B)	16,769	145,052
Advanced Disposal Services, Inc. (A)	2,130	52,781
ARC Document Solutions, Inc. (A)	1,859	3,290
Brady Corp., Class A	1,234	47,571
Casella Waste Systems, Inc., Class A (A)	1,180	30,220
CECO Environmental Corp.	1,030	6,324
Cintas Corp.	2,623	485,439
Civeo Corp. (A)	3,710	16,176
Clean Harbors, Inc. (A)	1,427	79,270
Copart, Inc. (A)	5,746	324,994
Covanta Holding Corp.	3,622	59,763
Deluxe Corp.	1,214	80,379
Ennis, Inc.	700	14,245
Essendant, Inc.	1,072	14,172
Healthcare Services Group, Inc. (B)	1,855	80,117
Heritage-Crystal Clean, Inc. (A)	637	12,804
Herman Miller, Inc.	1,463	49,596
HNI Corp.	1,011	37,609
Hudson Technologies, Inc. (A)(B)	1,248	2,508
InnerWorkings, Inc. (A)	1,547	13,443
Interface, Inc.	1,386	31,809
KAR Auction Services, Inc.	3,301	180,895
Kimball International, Inc., Class B	1,061	17,146
Knoll, Inc.	1,376	28,635
LSC Communications, Inc.	987	15,456
Matthews International Corp., Class A	749	44,041
McGrath RentCorp	546	34,545
Mobile Mini, Inc.	1,065	49,949
MSA Safety, Inc.	944	90,945
Multi-Color Corp.	575	37,174
NL Industries, Inc. (A)	1,371	11,928
Pitney Bowes, Inc.	4,518	38,719
Quad/Graphics, Inc.	1,451	30,224
Republic Services, Inc.	8,051	550,366
Rollins, Inc.	5,435	285,772
RR Donnelley & Sons Company	1,999	11,514
SP Plus Corp. (A)	619	23,027
Steelcase, Inc., Class A	2,699	36,437
Stericycle, Inc. (A)	2,097	136,913
Swisher Hygiene, Inc. (A)(C)	450	421
Team, Inc. (A)(B)	842	19,450
Tetra Tech, Inc.	1,397	81,725
The Brink’s Company	1,273	101,522
UniFirst Corp.	510	90,219
US Ecology, Inc.	611	38,921
Viad Corp.	552	29,946
VSE Corp.	302	14,430
Waste Management, Inc.	10,647	866,027
		4,532,319
Construction and engineering – 0.2%
AECOM (A)	3,853	127,265
Aegion Corp. (A)	916	23,587
Ameresco, Inc., Class A (A)	1,258	15,096
Argan, Inc.	415	16,994
Comfort Systems USA, Inc.	1,027	47,037
Dycom Industries, Inc. (A)	774	73,151
EMCOR Group, Inc.	1,421	108,252
Fluor Corp.	3,518	171,608
Granite Construction, Inc.	1,123	62,506

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Great Lakes Dredge & Dock Corp. (A)	1,745	$9,161
HC2 Holdings, Inc. (A)	1,457	8,523
IES Holdings, Inc. (A)	602	10,084
Jacobs Engineering Group, Inc.	3,468	220,183
KBR, Inc.	3,431	61,484
MasTec, Inc. (A)	2,092	106,169
MYR Group, Inc. (A)	461	16,347
Northwest Pipe Company (A)	368	7,128
Orion Group Holdings, Inc. (A)	1,081	8,929
Primoris Services Corp.	1,418	38,612
Quanta Services, Inc. (A)	3,785	126,419
Sterling Construction Company, Inc. (A)	733	9,551
Tutor Perini Corp. (A)	1,370	25,277
Valmont Industries, Inc.	570	85,928
		1,379,291
Electrical equipment – 0.5%
Acuity Brands, Inc.	1,051	121,779
Allied Motion Technologies, Inc.	289	13,837
AMETEK, Inc.	5,703	411,528
Atkore International Group, Inc. (A)	1,040	21,601
AZZ, Inc.	725	31,501
Babcock & Wilcox Enterprises, Inc. (A)	1,702	4,051
Eaton Corp. PLC	10,834	809,733
Emerson Electric Company	15,657	1,082,525
Encore Wire Corp.	587	27,853
Energous Corp. (A)(B)	688	10,203
EnerSys	980	73,147
Enphase Energy, Inc. (A)(B)	2,749	18,501
FuelCell Energy, Inc. (A)(B)	3,640	4,805
Hubbell, Inc.	1,375	145,393
LSI Industries, Inc.	199	1,063
nVent Electric PLC (A)	4,521	113,477
Plug Power, Inc. (A)(B)	6,157	12,437
Powell Industries, Inc.	332	11,564
Preformed Line Products Company	145	12,873
Regal Beloit Corp.	1,021	83,518
Revolution Lighting Technologies, Inc. (A)(B)	1,281	5,162
Rockwell Automation, Inc.	3,154	524,289
Sunrun, Inc. (A)(B)	2,933	38,569
Thermon Group Holdings, Inc. (A)	912	20,857
TPI Composites, Inc. (A)	945	27,632
Vicor Corp. (A)	1,095	47,687
Vivint Solar, Inc. (A)(B)	3,209	15,885
		3,691,470
Industrial conglomerates – 1.3%
3M Company	14,698	2,891,391
Carlisle Companies, Inc.	1,518	164,415
General Electric Company	214,417	2,918,215
Honeywell International, Inc.	18,543	2,671,119
Icahn Enterprises LP (B)	4,276	303,853
Raven Industries, Inc.	807	31,029
Roper Technologies, Inc.	2,538	700,260
		9,680,282
Machinery – 1.7%
Actuant Corp., Class A	1,627	47,752
AGCO Corp.	1,936	117,554
Alamo Group, Inc.	316	28,554
Albany International Corp., Class A	769	46,255
Allison Transmission Holdings, Inc.	3,491	141,351
Altra Industrial Motion Corp. (B)	651	28,058
American Railcar Industries, Inc.	553	21,832
Astec Industries, Inc.	516	30,857
Barnes Group, Inc.	1,353	79,692
Briggs & Stratton Corp.	1,186	20,885

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Caterpillar, Inc.	14,751	$2,001,268
Chart Industries, Inc. (A)	704	43,423
CIRCOR International, Inc.	461	17,039
Colfax Corp. (A)	2,940	90,111
Columbus McKinnon Corp.	622	26,970
Commercial Vehicle Group, Inc. (A)	1,034	7,590
Crane Company	1,460	116,990
Cummins, Inc.	4,077	542,241
Deere & Company	7,976	1,115,045
DMC Global, Inc. (B)	432	19,397
Donaldson Company, Inc.	3,271	147,588
Douglas Dynamics, Inc.	623	29,904
Dover Corp.	3,859	282,479
Energy Recovery, Inc. (A)(B)	1,545	12,484
EnPro Industries, Inc.	501	35,045
ESCO Technologies, Inc.	589	33,985
Evoqua Water Technologies Corp. (A)	2,964	60,762
Federal Signal Corp.	1,641	38,219
Flowserve Corp.	3,220	130,088
Fortive Corp.	8,563	660,293
Franklin Electric Company, Inc.	1,116	50,332
FreightCar America, Inc.	410	6,884
Gardner Denver Holdings, Inc. (A)	4,877	143,335
Gates Industrial Corp. PLC (A)	4,606	74,940
Gencor Industries, Inc. (A)	428	6,912
Global Brass & Copper Holdings, Inc.	592	18,559
Graco, Inc.	4,242	191,823
Graham Corp.	354	9,137
Harsco Corp. (A)	1,884	41,636
Hillenbrand, Inc.	1,562	73,648
Hurco Companies, Inc.	183	8,189
Hyster-Yale Materials Handling, Inc.	343	22,038
IDEX Corp.	1,906	260,131
Illinois Tool Works, Inc.	8,419	1,166,368
ITT, Inc.	2,118	110,708
John Bean Technologies Corp.	796	70,764
Kadant, Inc.	299	28,749
Kennametal, Inc.	2,052	73,667
LB Foster Company, Class A (A)	298	6,839
Lincoln Electric Holdings, Inc.	1,641	144,014
Lindsay Corp.	285	27,642
Lydall, Inc. (A)	480	20,952
Manitex International, Inc. (A)	126	1,572
Meritor, Inc. (A)	2,137	43,958
Milacron Holdings Corp. (A)	1,513	28,641
Miller Industries, Inc.	317	8,099
Mueller Industries, Inc.	1,341	39,573
Mueller Water Products, Inc., Class A	3,700	43,364
Navistar International Corp. (A)	2,509	102,166
NN, Inc.	766	14,477
Nordson Corp.	1,411	181,187
Omega Flex, Inc.	281	22,230
Oshkosh Corp.	1,851	130,162
PACCAR, Inc.	8,682	537,937
Parker-Hannifin Corp.	3,273	510,097
Park-Ohio Holdings Corp.	359	13,391
Pentair PLC	4,521	190,244
Proto Labs, Inc. (A)	654	77,793
RBC Bearings, Inc. (A)	608	78,316
REV Group, Inc. (B)	1,752	29,802
Rexnord Corp. (A)	2,553	74,190
Snap-on, Inc.	1,382	222,115
Spartan Motors, Inc.	989	14,934
SPX Corp. (A)	1,177	41,254
SPX FLOW, Inc. (A)	1,017	44,514

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Standex International Corp.	280	$28,616
Stanley Black & Decker, Inc.	3,782	502,287
Sun Hydraulics Corp.	750	36,143
Tennant Company	496	39,184
Terex Corp.	1,982	83,621
The Eastern Company	253	7,097
The ExOne Company (A)	79	559
The Gorman-Rupp Company	728	25,480
The Greenbrier Companies, Inc. (B)	782	41,251
The Manitowoc Company, Inc. (A)	959	24,800
The Middleby Corp. (A)(B)	1,396	145,770
The Timken Company	1,957	85,227
The Toro Company	2,579	155,385
Titan International, Inc.	1,677	17,994
TriMas Corp. (A)	1,278	37,573
Trinity Industries, Inc.	3,686	126,282
Twin Disc, Inc. (A)	354	8,786
Wabash National Corp.	1,600	29,856
WABCO Holdings, Inc. (A)	1,359	159,030
Wabtec Corp.	2,345	231,170
Watts Water Technologies, Inc., Class A	850	66,640
Welbilt, Inc. (A)	3,489	77,840
Woodward, Inc.	1,494	114,829
Xylem, Inc.	4,446	299,571
		13,325,985
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	2,130	11,587
Kirby Corp. (A)	1,490	124,564
Matson, Inc.	993	38,111
		174,262
Professional services – 0.4%
Acacia Research Corp. (A)	1,963	8,146
ASGN, Inc. (A)	1,324	103,524
Barrett Business Services, Inc.	206	19,893
CBIZ, Inc. (A)	1,496	34,408
CoStar Group, Inc. (A)	900	371,367
CRA International, Inc.	233	11,857
Equifax, Inc.	2,937	367,448
Exponent, Inc.	1,408	68,006
Forrester Research, Inc.	498	20,891
Franklin Covey Company (A)	395	9,697
FTI Consulting, Inc. (A)	895	54,130
Heidrick & Struggles International, Inc.	532	18,620
Hill International, Inc. (A)	1,520	8,968
Huron Consulting Group, Inc. (A)	619	25,317
ICF International, Inc.	515	36,591
Insperity, Inc.	1,009	96,107
Kelly Services, Inc., Class A	813	18,252
Kforce, Inc.	758	25,999
Korn/Ferry International	1,385	85,773
ManpowerGroup, Inc.	1,626	139,934
Mistras Group, Inc. (A)	810	15,293
Navigant Consulting, Inc. (A)	1,284	28,428
Resources Connection, Inc.	841	14,213
Robert Half International, Inc.	3,044	198,164
The Dun & Bradstreet Corp.	948	116,272
TransUnion	4,554	326,249
TriNet Group, Inc. (A)	1,726	96,552
TrueBlue, Inc. (A)	1,160	31,262
Verisk Analytics, Inc. (A)	4,118	443,262
WageWorks, Inc. (A)	956	47,800
Willdan Group, Inc. (A)(B)	264	8,176
		2,850,599

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail – 1.0%
AMERCO	474	$168,815
ArcBest Corp.	699	31,944
Avis Budget Group, Inc. (A)	2,083	67,698
Celadon Group, Inc. (A)	363	1,085
Covenant Transportation Group, Inc.,
Class A (A)	501	15,782
CSX Corp.	21,913	1,397,611
Daseke, Inc. (A)	1,206	11,976
Genesee & Wyoming, Inc., Class A (A)	1,521	123,688
Heartland Express, Inc.	2,270	42,109
Hertz Global Holdings, Inc. (A)(B)	1,984	30,435
J.B. Hunt Transport Services, Inc.	2,710	329,401
Kansas City Southern	2,563	271,575
Knight-Swift Transportation Holdings, Inc. (B)	4,376	167,207
Landstar System, Inc.	993	108,436
Marten Transport, Ltd.	1,479	34,683
Norfolk Southern Corp.	7,013	1,058,051
Old Dominion Freight Line, Inc.	2,048	305,070
P.A.M. Transportation Services, Inc. (A)	61	2,865
Roadrunner Transportation Systems, Inc. (A)	1,079	2,255
Ryder System, Inc.	1,340	96,292
Saia, Inc. (A)	681	55,059
Schneider National, Inc., Class B	4,282	117,798
Union Pacific Corp.	19,435	2,753,551
Universal Logistics Holdings, Inc.	800	21,000
USA Truck, Inc. (A)	295	6,924
Werner Enterprises, Inc.	1,755	65,900
YRC Worldwide, Inc. (A)	936	9,407
		7,296,617
Trading companies and distributors – 0.3%
Air Lease Corp.	2,464	103,414
Aircastle, Ltd.	1,836	37,638
Applied Industrial Technologies, Inc.	957	67,134
Beacon Roofing Supply, Inc. (A)	1,681	71,644
BMC Stock Holdings, Inc. (A)	1,851	38,593
CAI International, Inc. (A)	518	12,038
DXP Enterprises, Inc. (A)	493	18,833
EnviroStar, Inc.	320	12,896
Fastenal Company	7,051	339,365
Fortress Transportation & Infrastructure
Investors LLC (B)	1,753	31,677
Foundation Building Materials, Inc. (A)	1,193	18,348
GATX Corp. (B)	950	70,519
GMS, Inc. (A)	892	24,164
H&E Equipment Services, Inc.	981	36,895
HD Supply Holdings, Inc. (A)	4,670	200,296
Herc Holdings, Inc. (A)	783	44,114
Kaman Corp.	645	44,950
Lawson Products, Inc. (A)	299	7,281
MRC Global, Inc. (A)	2,156	46,721
MSC Industrial Direct Company, Inc., Class A	1,374	116,584
Nexeo Solutions, Inc. (A)	1,766	16,124
NOW, Inc. (A)	2,982	39,750
Rush Enterprises, Inc., Class A (A)	931	40,387
SiteOne Landscape Supply, Inc. (A)	976	81,955
Textainer Group Holdings, Ltd. (A)(B)	1,558	24,772
Titan Machinery, Inc. (A)	613	9,532
United Rentals, Inc. (A)	2,109	311,331
Univar, Inc. (A)	3,602	94,516
Veritiv Corp. (A)	445	17,733
W.W. Grainger, Inc.	1,385	427,134
Watsco, Inc.	888	158,313
WESCO International, Inc. (A)	1,198	68,406

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Willis Lease Finance Corp. (A)	275	$8,687
		2,641,744
		74,324,401
Information technology – 23.5%
Communications equipment – 1.1%
Acacia Communications, Inc. (A)	1,074	37,386
ADTRAN, Inc.	1,330	19,751
Aerohive Networks, Inc. (A)	1,973	7,833
Applied Optoelectronics, Inc. (A)(B)	524	23,528
Arista Networks, Inc. (A)	1,830	471,207
ARRIS International PLC (A)	4,604	112,545
CalAmp Corp. (A)	968	22,680
Calix, Inc. (A)	1,502	11,716
Casa Systems, Inc. (A)	2,022	33,019
Ciena Corp. (A)	3,518	93,262
Cisco Systems, Inc.	118,941	5,118,031
Clearfield, Inc. (A)(B)	564	6,232
CommScope Holding Company, Inc. (A)	4,618	134,869
Comtech Telecommunications Corp.	652	20,786
Digi International, Inc. (A)	773	10,204
EchoStar Corp., Class A (A)	2,352	104,429
EMCORE Corp. (A)	934	4,717
Extreme Networks, Inc. (A)	3,021	24,047
F5 Networks, Inc. (A)	1,514	261,089
Finisar Corp. (A)(B)	2,667	48,006
Harmonic, Inc. (A)	2,423	10,298
Infinera Corp. (A)	3,517	34,924
InterDigital, Inc.	854	69,089
Juniper Networks, Inc.	8,382	229,834
KVH Industries, Inc. (A)	618	8,281
Lumentum Holdings, Inc. (A)(B)	1,503	87,024
Motorola Solutions, Inc.	3,994	464,782
NETGEAR, Inc. (A)	756	47,250
NetScout Systems, Inc. (A)	2,200	65,340
Oclaro, Inc. (A)	4,607	41,141
Palo Alto Networks, Inc. (A)	2,281	468,677
Plantronics, Inc.	785	59,856
Powerwave Technologies, Inc. (A)(C)	912	0
Quantenna Communications, Inc. (A)	963	14,965
Ribbon Communications, Inc. (A)	2,652	18,882
TESSCO Technologies, Inc.	79	1,367
Ubiquiti Networks, Inc. (A)(B)	1,882	159,443
UTStarcom Holdings Corp. (A)	215	877
ViaSat, Inc. (A)(B)	1,499	98,514
Viavi Solutions, Inc. (A)	5,498	56,300
		8,502,181
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	7,542	657,285
Anixter International, Inc. (A)	820	51,906
Arrow Electronics, Inc. (A)	2,119	159,518
Avnet, Inc.	2,935	125,882
AVX Corp.	4,223	66,174
Badger Meter, Inc.	801	35,805
Bel Fuse, Inc., Class B	346	7,231
Belden, Inc. (B)	1,059	64,726
Benchmark Electronics, Inc.	1,098	32,007
CDW Corp.	3,801	307,083
Cognex Corp.	4,302	191,912
Coherent, Inc. (A)	604	94,478
Control4 Corp. (A)	670	16,288
Corning, Inc.	21,186	582,827
CTS Corp.	929	33,444
Daktronics, Inc.	1,241	10,561
Dolby Laboratories, Inc., Class A	2,532	156,199

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Electro Scientific Industries, Inc. (A)(B)	904	$14,256
ePlus, Inc. (A)	387	36,417
FARO Technologies, Inc. (A)	474	25,762
Fitbit, Inc., Class A (A)(B)	6,454	42,145
FLIR Systems, Inc.	3,455	179,556
II-VI, Inc. (A)	1,569	68,173
Insight Enterprises, Inc. (A)	780	38,165
IPG Photonics Corp. (A)	1,329	293,217
Iteris, Inc. (A)	1,032	4,995
Itron, Inc. (A)	959	57,588
Jabil, Inc.	4,365	120,736
KEMET Corp. (A)	1,301	31,419
Keysight Technologies, Inc. (A)	4,721	278,681
Kimball Electronics, Inc. (A)	758	13,871
Knowles Corp. (A)	2,456	37,577
Littelfuse, Inc.	585	133,485
Maxwell Technologies, Inc. (A)(B)	1,541	8,013
Mesa Laboratories, Inc.	104	21,952
Methode Electronics, Inc.	826	33,288
MicroVision, Inc. (A)	3,177	3,558
MTS Systems Corp.	479	25,219
Napco Security Technologies, Inc. (A)	753	11,031
National Instruments Corp.	3,219	135,134
Novanta, Inc. (A)	808	50,338
OSI Systems, Inc. (A)	513	39,670
PAR Technology Corp. (A)(B)	708	12,517
Park Electrochemical Corp.	597	13,844
PC Connection, Inc.	741	24,601
PCM, Inc. (A)	572	8,666
Plexus Corp. (A)	802	47,751
Rogers Corp. (A)	447	49,823
Sanmina Corp. (A)	1,829	53,590
ScanSource, Inc. (A)	708	28,532
SYNNEX Corp.	963	92,939
Systemax, Inc.	1,010	34,673
Tech Data Corp. (A)	960	78,835
Trimble, Inc. (A)	6,136	201,506
TTM Technologies, Inc. (A)	2,807	49,487
VeriFone Systems, Inc. (A)	2,724	62,162
Vishay Intertechnology, Inc.	3,595	83,404
Vishay Precision Group, Inc. (A)	345	13,162
Zebra Technologies Corp., Class A (A)	1,335	191,239
		5,344,303
Internet software and services – 5.3%
2U, Inc. (A)	1,317	110,049
Actua Corp. (A)(C)	909	978
Akamai Technologies, Inc. (A)	4,185	306,468
Alarm.com Holdings, Inc. (A)	1,271	51,323
Alphabet, Inc., Class C (A)	17,162	19,146,785
Alteryx, Inc., Class A (A)(B)	1,607	61,323
Amber Road, Inc. (A)	917	8,629
ANGI Homeservices, Inc., Class A (A)(B)	11,863	182,453
Appfolio, Inc., Class A (A)	918	56,136
Apptio, Inc., Class A (A)	1,102	39,892
Bandwidth, Inc., Class A (A)	412	15,648
Benefitfocus, Inc. (A)(B)	869	29,198
Blucora, Inc. (A)	1,211	44,807
Box, Inc., Class A (A)	3,262	81,517
Brightcove, Inc. (A)	1,084	10,461
Carbonite, Inc. (A)	761	26,559
Care.com, Inc. (A)	813	16,975
Cargurus, Inc. (A)(B)	2,747	95,431
Cars.com, Inc. (A)(B)	1,689	47,951
ChannelAdvisor Corp. (A)	737	10,355

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Cloudera, Inc. (A)	3,595	$49,036
comScore, Inc. (A)	1,582	34,488
Cornerstone OnDemand, Inc. (A)	1,383	65,596
Coupa Software, Inc. (A)	1,451	90,310
DHI Group, Inc. (A)	3,230	7,591
Dropbox, Inc., Class A (A)	8,802	285,361
eBay, Inc. (A)	24,946	904,542
Endurance International Group
Holdings, Inc. (A)	4,023	40,029
Envestnet, Inc. (A)	1,055	57,972
Etsy, Inc. (A)	2,997	126,443
Facebook, Inc., Class A (A)	71,718	13,936,242
Five9, Inc. (A)	1,506	52,062
GoDaddy, Inc., Class A (A)	4,204	296,802
Gogo, Inc. (A)(B)	2,408	11,703
GrubHub, Inc. (A)	2,159	226,501
Hortonworks, Inc. (A)	1,842	33,561
Instructure, Inc. (A)	801	34,083
InterActiveCorp (A)	2,011	306,657
Internap Corp. (A)	588	6,127
j2 Global, Inc.	1,219	105,578
Leaf Group, Ltd. (A)	817	8,864
Limelight Networks, Inc. (A)	3,034	13,562
Liquidity Services, Inc. (A)	1,292	8,463
LivePerson, Inc. (A)	1,615	34,077
LogMeIn, Inc.	1,311	135,361
Marchex, Inc., Class B	198	606
Match Group, Inc. (A)(B)	6,691	259,209
MINDBODY, Inc., Class A (A)	1,261	48,675
MongoDB, Inc. (A)	1,247	61,889
New Relic, Inc. (A)	1,357	136,501
NIC, Inc.	1,830	28,457
Nutanix, Inc., Class A (A)	3,931	202,722
Okta, Inc. (A)	2,304	116,052
Pandora Media, Inc. (A)(B)	6,651	52,410
Q2 Holdings, Inc. (A)	1,129	64,409
QuinStreet, Inc. (A)	1,259	15,989
Quotient Technology, Inc. (A)	2,524	33,064
Reis, Inc.	402	8,764
Remark Holdings, Inc. (A)	795	3,108
Rhythmone PLC (A)	96	216
SendGrid, Inc. (A)	1,034	27,422
ShotSpotter, Inc. (A)	46	1,745
Shutterstock, Inc. (A)	951	45,134
SPS Commerce, Inc. (A)	476	34,976
Stamps.com, Inc. (A)	429	108,558
TechTarget, Inc. (A)	758	21,527
Telaria, Inc. (A)	1,619	6,541
The Meet Group, Inc. (A)	2,247	10,067
The Trade Desk, Inc., Class A (A)(B)	1,112	104,306
Tintri, Inc. (A)	1,306	322
TrueCar, Inc. (A)	2,691	27,152
Twilio, Inc., Class A (A)	2,334	130,751
Twitter, Inc. (A)	18,561	810,559
VeriSign, Inc. (A)	2,378	326,785
Veritone, Inc. (A)	414	6,963
Web.com Group, Inc. (A)	1,060	27,401
XO Group, Inc. (A)	703	22,496
Yelp, Inc. (A)	2,060	80,711
Yext, Inc. (A)(B)	2,503	48,408
Zillow Group, Inc., Class C (A)(B)	4,748	280,417
		40,368,261
IT services – 3.9%
Acxiom Corp. (A)	1,925	57,654
Alliance Data Systems Corp.	1,373	320,184

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Automatic Data Processing, Inc.	10,942	$1,467,760
Black Knight, Inc. (A)	3,752	200,920
Booz Allen Hamilton Holding Corp.	3,647	159,483
Broadridge Financial Solutions, Inc.	2,915	335,517
CACI International, Inc., Class A (A)	615	103,658
Cardtronics PLC, Class A (A)	1,262	30,515
Cass Information Systems, Inc.	214	14,727
Cognizant Technology Solutions Corp.,
Class A	14,519	1,146,856
Conduent, Inc. (A)	5,274	95,829
Convergys Corp.	2,212	54,061
CoreLogic, Inc. (A)	1,972	102,347
CSG Systems International, Inc.	935	38,213
DXC Technology Company	7,065	569,510
EPAM Systems, Inc. (A)	1,293	160,759
Euronet Worldwide, Inc. (A)	1,260	105,550
Everi Holdings, Inc. (A)	1,863	13,414
ExlService Holdings, Inc. (A)	928	52,534
Fidelity National Information Services, Inc.	8,184	867,750
First Data Corp., Class A (A)	22,963	480,616
Fiserv, Inc. (A)	10,199	755,644
FleetCor Technologies, Inc. (A)	2,215	466,590
Gartner, Inc. (A)	2,226	295,835
Genpact, Ltd.	4,793	138,661
Global Payments, Inc.	3,931	438,267
IBM Corp.	22,732	3,175,660
Information Services Group, Inc. (A)	1,813	7,433
Jack Henry & Associates, Inc.	1,899	247,554
Leidos Holdings, Inc.	3,744	220,896
ManTech International Corp., Class A	910	48,812
Mastercard, Inc., Class A	25,976	5,104,804
MAXIMUS, Inc.	1,655	102,792
MoneyGram International, Inc. (A)	1,519	10,162
Paychex, Inc.	8,857	605,376
PayPal Holdings, Inc. (A)	29,654	2,469,289
Perficient, Inc. (A)	981	25,869
Perspecta, Inc.	3,532	72,583
PFSweb, Inc. (A)	944	9,176
Presidio, Inc. (A)(B)	2,520	33,012
PRGX Global, Inc. (A)	93	902
Sabre Corp.	6,867	169,203
Science Applications International Corp.	1,094	88,537
ServiceSource International, Inc. (A)	2,601	10,248
Square, Inc., Class A (A)	9,764	601,853
StarTek, Inc. (A)	653	4,107
Steel Connect, Inc. (A)	369	797
Switch, Inc., Class A (B)	6,554	79,762
Sykes Enterprises, Inc. (A)	931	26,794
Syntel, Inc. (A)	2,005	64,340
Teradata Corp. (A)	2,966	119,085
The Hackett Group, Inc.	800	12,856
The Western Union Company	11,508	233,958
Total System Services, Inc.	4,483	378,903
TTEC Holdings, Inc.	1,257	43,429
Unisys Corp. (A)	1,411	18,202
Virtusa Corp. (A)	802	39,041
Visa, Inc., Class A	50,901	6,741,837
WEX, Inc. (A)	1,068	203,433
Worldpay, Inc., Class A (A)	6,402	523,556
		29,967,115
Semiconductors and semiconductor equipment – 3.2%
Adesto Technologies Corp. (A)	969	8,140
Advanced Energy Industries, Inc. (A)	980	56,928
Advanced Micro Devices, Inc. (A)(B)	23,835	357,287
Alpha & Omega Semiconductor, Ltd. (A)	677	9,640

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ambarella, Inc. (A)(B)	765	$29,537
Amkor Technology, Inc. (A)	5,742	49,324
Amtech Systems, Inc. (A)	540	3,267
Analog Devices, Inc.	9,117	874,503
Applied Materials, Inc.	25,934	1,197,891
Aquantia Corp. (A)(B)	774	8,963
Axcelis Technologies, Inc. (A)	854	16,909
AXT, Inc. (A)	1,039	7,325
Brooks Automation, Inc.	1,899	61,945
Cabot Microelectronics Corp.	616	66,257
Cavium, Inc. (A)	1,688	146,012
CEVA, Inc. (A)	604	18,241
Cirrus Logic, Inc. (A)	1,585	60,753
Cohu, Inc.	772	18,922
Cree, Inc. (A)	2,469	102,636
Cypress Semiconductor Corp.	8,625	134,378
Diodes, Inc. (A)	1,104	38,055
DSP Group, Inc. (A)	633	7,881
Entegris, Inc.	3,398	115,192
Everspin Technologies, Inc. (A)	685	6,110
First Solar, Inc. (A)	2,601	136,969
FormFactor, Inc. (A)	1,989	26,454
GSI Technology, Inc. (A)	84	632
Ichor Holdings, Ltd. (A)(B)	679	14,408
Impinj, Inc. (A)(B)	564	12,470
Inphi Corp. (A)(B)	1,155	37,665
Integrated Device Technology, Inc. (A)	3,148	100,358
Intel Corp.	115,519	5,742,449
KLA-Tencor Corp.	3,844	394,125
Kopin Corp. (A)(B)	2,098	6,000
Kulicke & Soffa Industries, Inc.	1,626	38,731
Lam Research Corp.	4,021	695,030
Lattice Semiconductor Corp. (A)	3,472	22,776
MACOM Technology Solutions
Holdings, Inc. (A)(B)	1,761	40,573
Marvell Technology Group, Ltd.	12,092	259,252
Maxim Integrated Products, Inc.	6,911	405,399
MaxLinear, Inc. (A)	1,814	28,280
Microchip Technology, Inc.	5,785	526,146
Micron Technology, Inc. (A)	28,547	1,497,005
MKS Instruments, Inc.	1,341	128,334
Monolithic Power Systems, Inc.	1,058	141,423
Nanometrics, Inc. (A)	721	25,531
NeoPhotonics Corp. (A)(B)	1,632	10,167
NVE Corp.	135	16,440
NVIDIA Corp.	14,942	3,539,760
ON Semiconductor Corp. (A)	10,481	233,045
PDF Solutions, Inc. (A)	908	10,878
Photronics, Inc. (A)	1,903	15,176
Pixelworks, Inc. (A)	1,308	4,722
Power Integrations, Inc.	699	51,062
Qorvo, Inc. (A)	3,130	250,932
QUALCOMM, Inc.	36,551	2,051,242
Rambus, Inc. (A)	2,510	31,475
Rudolph Technologies, Inc. (A)	866	25,634
Semtech Corp. (A)	1,605	75,515
Sigma Designs, Inc. (A)	1,202	7,332
Silicon Laboratories, Inc. (A)	1,074	106,970
Skyworks Solutions, Inc.	4,489	433,862
SMART Global Holdings, Inc. (A)	559	17,815
SunPower Corp. (A)(B)	3,841	29,460
Synaptics, Inc. (A)	919	46,290
Teradyne, Inc.	4,821	183,535
Texas Instruments, Inc.	24,267	2,675,437
Transwitch Corp. (A)	1,436	1

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ultra Clean Holdings, Inc. (A)	903	$14,990
Universal Display Corp. (B)	1,188	102,168
Veeco Instruments, Inc. (A)	1,342	19,124
Versum Materials, Inc.	2,776	103,128
Xcerra Corp. (A)	1,536	21,458
Xilinx, Inc.	6,268	409,050
Xperi Corp.	1,377	22,170
		24,184,944
Software – 5.8%
8x8, Inc. (A)	2,084	41,784
A10 Networks, Inc. (A)	1,971	12,279
ACI Worldwide, Inc. (A)	2,906	71,691
Activision Blizzard, Inc.	18,743	1,430,466
Adobe Systems, Inc. (A)	12,142	2,960,341
Agilysys, Inc. (A)	672	10,416
Altair Engineering, Inc., Class A (A)	1,543	52,740
American Software, Inc., Class A	832	12,122
ANSYS, Inc. (A)	2,052	357,417
Appian Corp. (A)(B)	1,645	59,483
Aspen Technology, Inc. (A)	1,793	166,283
Asure Software, Inc. (A)	96	1,531
Autodesk, Inc. (A)	5,452	714,703
Blackbaud, Inc.	1,239	126,936
Blackline, Inc. (A)	1,264	54,896
Bottomline Technologies, Inc. (A)	1,113	55,461
CA, Inc.	10,098	359,994
Cadence Design Systems, Inc. (A)	7,019	303,993
CDK Global, Inc.	3,373	219,414
Citrix Systems, Inc. (A)	3,351	351,319
CommVault Systems, Inc. (A)	1,132	74,542
Datawatch Corp. (A)	663	6,299
Digimarc Corp. (A)(B)	311	8,335
Ebix, Inc. (B)	768	58,560
Electronic Arts, Inc. (A)	7,575	1,068,227
Ellie Mae, Inc. (A)(B)	851	88,368
Everbridge, Inc. (A)	772	36,608
Fair Isaac Corp. (A)	742	143,443
FireEye, Inc. (A)	4,436	68,270
ForeScout Technologies, Inc. (A)	953	32,650
Fortinet, Inc. (A)	4,136	258,210
Glu Mobile, Inc. (A)	3,676	23,563
Guidewire Software, Inc. (A)	1,849	164,154
HubSpot, Inc. (A)	927	116,246
Imperva, Inc. (A)	928	44,776
Intuit, Inc.	6,326	1,292,433
Manhattan Associates, Inc. (A)	1,735	81,562
Microsoft Corp.	190,115	18,747,240
MicroStrategy, Inc., Class A (A)	260	33,215
Mitek Systems, Inc. (A)	911	8,108
MobileIron, Inc. (A)	2,654	11,810
Model N, Inc. (A)	815	15,159
Monotype Imaging Holdings, Inc.	1,161	23,568
Nuance Communications, Inc. (A)	7,447	103,402
OneSpan, Inc. (A)	1,137	22,342
Oracle Corp.	102,179	4,502,007
Paycom Software, Inc. (A)(B)	1,457	143,995
Paylocity Holding Corp. (A)	1,265	74,458
Pegasystems, Inc.	1,955	107,134
Progress Software Corp.	1,167	45,303
Proofpoint, Inc. (A)	1,128	130,070
PROS Holdings, Inc. (A)(B)	881	32,218
PTC, Inc. (A)	2,849	267,265
Qualys, Inc. (A)	930	78,399
Rapid7, Inc. (A)	1,214	34,259
RealNetworks, Inc. (A)	1,582	5,853

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
RealPage, Inc. (A)	2,087	$114,994
Red Hat, Inc. (A)	4,380	588,541
RingCentral, Inc., Class A (A)	1,588	111,716
Rosetta Stone, Inc. (A)	782	12,535
SailPoint Technologies Holding, Inc. (A)	2,157	52,933
salesforce.com, Inc. (A)	18,436	2,514,670
SecureWorks Corp., Class A (A)	2,218	27,614
ServiceNow, Inc. (A)	4,328	746,450
Snap, Inc., Class A (A)(B)	21,983	287,757
Splunk, Inc. (A)	3,503	347,182
SS&C Technologies Holdings, Inc.	5,252	272,579
Symantec Corp.	15,265	315,222
Synchronoss Technologies, Inc. (A)	1,289	7,953
Synopsys, Inc. (A)	3,622	309,935
Tableau Software, Inc., Class A (A)	2,045	199,899
Take-Two Interactive Software, Inc. (A)	2,842	336,379
Telenav, Inc. (A)	1,283	7,185
The Rubicon Project, Inc. (A)	2,172	6,190
The Ultimate Software Group, Inc. (A)	747	192,211
THQ, Inc. (A)(C)	234	0
TiVo Corp.	2,831	38,077
Tyler Technologies, Inc. (A)	941	208,996
Upland Software, Inc. (A)	562	19,316
Varonis Systems, Inc. (A)	754	56,173
Verint Systems, Inc. (A)	1,548	68,654
VirnetX Holding Corp. (A)(B)	1,593	5,416
VMware, Inc., Class A (A)	9,958	1,463,527
Workday, Inc., Class A (A)	5,200	629,824
Workiva, Inc. (A)	1,159	28,280
Zendesk, Inc. (A)	2,543	138,568
Zix Corp. (A)	1,522	8,204
Zscaler, Inc. (A)(B)	1,721	61,526
Zynga, Inc., Class A (A)	21,673	88,209
		44,582,035
Technology hardware, storage and peripherals – 3.5%
3D Systems Corp. (A)(B)	3,112	42,977
Apple, Inc.	125,270	23,188,730
Avid Technology, Inc. (A)	369	1,919
Cray, Inc. (A)	1,129	27,773
Diebold Nixdorf, Inc. (B)	2,085	24,916
Eastman Kodak Company (A)(B)	1,268	4,818
Electronics For Imaging, Inc. (A)	1,039	33,830
Hewlett Packard Enterprise Company	38,679	565,100
HP, Inc.	40,616	921,577
Immersion Corp. (A)	912	14,081
Intevac, Inc. (A)	912	4,423
NCR Corp. (A)	2,831	84,873
NetApp, Inc.	6,588	517,356
Pure Storage, Inc., Class A (A)	5,303	126,636
Quantum Corp. (A)	1,321	2,906
Super Micro Computer, Inc. (A)	1,340	31,691
USA Technologies, Inc. (A)	1,403	19,642
Western Digital Corp.	7,350	568,964
Xerox Corp.	6,169	148,056
		26,330,268
		179,279,107
Materials – 2.9%
Chemicals – 1.8%
A. Schulman, Inc.	827	36,802
Advanced Emissions Solutions, Inc. (B)	679	7,713
AdvanSix, Inc. (A)	822	30,110
Air Products & Chemicals, Inc.	5,381	837,983
Albemarle Corp.	2,733	257,804
American Vanguard Corp.	823	18,888

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ashland Global Holdings, Inc.	1,587	$124,072
Axalta Coating Systems, Ltd. (A)	5,945	180,193
Balchem Corp.	789	77,432
Cabot Corp.	1,452	89,690
Celanese Corp., Series A	3,320	368,719
CF Industries Holdings, Inc.	5,763	255,877
Chase Corp.	194	22,747
Core Molding Technologies, Inc.	342	4,884
DowDuPont, Inc.	57,469	3,788,356
Eastman Chemical Company	3,505	350,360
Ecolab, Inc.	7,133	1,000,974
Ferro Corp. (A)	2,289	47,726
Flotek Industries, Inc. (A)(B)	1,632	5,271
FMC Corp.	3,302	294,571
FutureFuel Corp.	1,208	16,924
GCP Applied Technologies, Inc. (A)	1,735	50,228
Hawkins, Inc.	308	10,888
HB Fuller Company	1,233	66,187
Huntsman Corp.	6,043	176,456
Ingevity Corp. (A)	1,041	84,175
Innophos Holdings, Inc.	539	25,656
Innospec, Inc.	558	42,715
International Flavors & Fragrances, Inc.	1,945	241,102
Intrepid Potash, Inc. (A)	3,517	14,420
KMG Chemicals, Inc.	438	32,316
Koppers Holdings, Inc. (A)	574	22,013
Kraton Corp. (A)	856	39,496
Kronos Worldwide, Inc.	2,872	64,706
LSB Industries, Inc. (A)(B)	1,028	5,448
Minerals Technologies, Inc.	854	64,349
NewMarket Corp.	288	116,496
OCI Partners LP	2,248	25,852
Olin Corp.	4,080	117,178
OMNOVA Solutions, Inc. (A)	1,269	13,198
PolyOne Corp.	2,059	88,990
PPG Industries, Inc.	6,144	637,317
PQ Group Holdings, Inc. (A)	3,575	64,350
Praxair, Inc.	7,077	1,119,228
Quaker Chemical Corp.	313	48,474
Rayonier Advanced Materials, Inc.	1,194	20,405
Rentech Nitrogen Partners LP (A)(C)	1,086	195
RPM International, Inc.	3,201	186,682
Sensient Technologies Corp.	1,100	78,705
Stepan Company	518	40,409
The Chemours Company	4,572	202,814
The Mosaic Company	8,927	250,402
The Scotts Miracle-Gro Company	1,417	117,838
The Sherwin-Williams Company	2,320	945,562
Trecora Resources (A)	757	11,241
Tredegar Corp.	935	21,973
Trinseo SA	1,082	76,768
Valhi, Inc.	8,461	40,274
Valvoline, Inc.	4,900	105,693
W.R. Grace & Company	1,656	121,401
Westlake Chemical Corp.	3,198	344,201
Westlake Chemical Partners LP	882	21,609
		13,574,506
Construction materials – 0.1%
Eagle Materials, Inc.	1,244	130,583
Forterra, Inc. (A)(B)	1,860	18,098
Martin Marietta Materials, Inc.	1,564	349,288
Summit Materials, Inc., Class A (A)	2,729	71,636
U.S. Concrete, Inc. (A)(B)	434	22,785
United States Lime & Minerals, Inc.	156	13,088

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	3,307	$426,801
		1,032,279
Containers and packaging – 0.4%
AptarGroup, Inc.	1,545	144,272
Avery Dennison Corp.	2,171	221,659
Ball Corp.	8,665	308,041
Bemis Company, Inc.	2,141	90,372
Berry Global Group, Inc. (A)	3,301	151,648
Crown Holdings, Inc. (A)	3,268	146,276
Graphic Packaging Holding Company	7,924	114,977
Greif, Inc., Class A	1,170	61,881
International Paper Company	10,173	529,810
Myers Industries, Inc.	844	16,205
Owens-Illinois, Inc. (A)	4,091	68,770
Packaging Corp. of America	2,305	257,676
Sealed Air Corp.	4,084	173,366
Silgan Holdings, Inc.	2,764	74,158
Sonoco Products Company	2,418	126,945
UFP Technologies, Inc. (A)	258	7,959
WestRock Company	6,305	359,511
		2,853,526
Metals and mining – 0.6%
AK Steel Holding Corp. (A)(B)	8,642	37,506
Alcoa Corp. (A)	4,551	213,351
Allegheny Technologies, Inc. (A)	3,204	80,484
Ampco-Pittsburgh Corp. (A)	449	4,602
Carpenter Technology Corp.	1,110	58,353
Century Aluminum Company (A)	2,372	37,359
Cleveland-Cliffs, Inc. (A)	6,947	58,563
Coeur Mining, Inc. (A)	5,000	38,000
Commercial Metals Company	2,807	59,256
Compass Minerals International, Inc. (B)	807	53,060
Freeport-McMoRan, Inc.	35,806	618,012
Haynes International, Inc.	347	12,749
Hecla Mining Company	9,094	31,647
Kaiser Aluminum Corp.	390	40,603
Materion Corp.	542	29,349
Newmont Mining Corp.	13,261	500,072
Nucor Corp.	7,844	490,250
Olympic Steel, Inc.	377	7,695
Ramaco Resources, Inc. (A)(B)	1,284	8,937
Reliance Steel & Aluminum Company	1,798	157,397
Royal Gold, Inc.	1,614	149,844
Ryerson Holding Corp. (A)	1,026	11,440
Schnitzer Steel Industries, Inc., Class A	739	24,904
Southern Copper Corp. (B)	19,094	894,936
Steel Dynamics, Inc.	5,816	267,245
SunCoke Energy Partners LP	1,313	19,695
SunCoke Energy, Inc. (A)	1,814	24,308
Tahoe Resources, Inc.	7,232	35,581
TimkenSteel Corp. (A)	1,209	19,767
United States Steel Corp.	4,267	148,278
Universal Stainless & Alloy Products, Inc. (A)	44	1,041
Warrior Met Coal, Inc.	1,459	40,225
Worthington Industries, Inc.	1,542	64,718
		4,239,227
Paper and forest products – 0.0%
Boise Cascade Company	875	39,113
Clearwater Paper Corp. (A)	458	10,580
KapStone Paper and Packaging Corp.	2,429	83,801
Louisiana-Pacific Corp.	3,659	99,598
Neenah, Inc.	462	39,201
PH Glatfelter Company	1,214	23,782
Schweitzer-Mauduit International, Inc.	846	36,987

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Verso Corp., Class A (A)	923	$20,084
		353,146
		22,052,684
Real estate – 3.7%
Equity real estate investment trusts – 3.5%
Acadia Realty Trust	1,987	54,384
Agree Realty Corp.	771	40,686
Alexander & Baldwin, Inc.	1,921	45,144
Alexander’s, Inc.	128	48,977
Alexandria Real Estate Equities, Inc.	2,535	319,841
American Assets Trust, Inc.	1,312	50,236
American Campus Communities, Inc.	3,361	144,120
American Homes 4 Rent, Class A	7,262	161,071
American Tower Corp.	10,896	1,570,876
Apartment Investment & Management
Company, Class A	3,969	167,889
Apple Hospitality REIT, Inc.	5,697	101,862
Armada Hoffler Properties, Inc.	1,229	18,312
Ashford Hospitality Trust, Inc.	2,875	23,288
AvalonBay Communities, Inc.	3,395	583,567
Bluerock Residential Growth REIT, Inc.	692	6,173
Boston Properties, Inc.	3,797	476,220
Braemar Hotels & Resorts, Inc.	978	11,169
Brandywine Realty Trust	4,317	72,871
Brixmor Property Group, Inc.	7,444	129,749
BRT Apartments Corp.	103	1,313
Camden Property Trust	2,274	207,230
CareTrust REIT, Inc.	2,093	34,932
CatchMark Timber Trust, Inc., Class A	1,240	15,785
CBL & Associates Properties, Inc.	4,721	26,296
Cedar Realty Trust, Inc.	2,623	12,381
Chatham Lodging Trust	1,057	22,430
Chesapeake Lodging Trust	1,636	51,763
CIM Commercial Trust Corp.	1,011	15,266
Clipper Realty, Inc.	674	5,756
Colony Capital, Inc.	13,622	85,001
Columbia Property Trust, Inc.	3,009	68,334
Community Healthcare Trust, Inc.	472	14,099
CoreCivic, Inc.	2,856	68,230
CorEnergy Infrastructure Trust, Inc.	318	11,957
CoreSite Realty Corp.	848	93,975
Corporate Office Properties Trust	2,431	70,475
Cousins Properties, Inc.	10,618	102,888
Crown Castle International Corp.	10,080	1,086,826
CubeSmart	4,630	149,179
CyrusOne, Inc.	2,369	138,255
DCT Industrial Trust, Inc.	2,405	160,486
DDR Corp.	4,620	82,698
DiamondRock Hospitality Company	5,391	66,201
Digital Realty Trust, Inc.	5,092	568,165
Douglas Emmett, Inc.	4,246	170,604
Duke Realty Corp.	8,838	256,567
Easterly Government Properties, Inc.	1,051	20,768
EastGroup Properties, Inc.	845	80,748
Education Realty Trust, Inc.	1,996	82,834
Empire State Realty Trust, Inc., Class A	4,008	68,537
EPR Properties	1,892	122,583
Equinix, Inc.	1,965	844,734
Equity Commonwealth (A)	2,866	90,279
Equity LifeStyle Properties, Inc.	2,189	201,169
Equity Residential	9,050	576,395
Essex Property Trust, Inc.	1,633	390,401
Extra Space Storage, Inc.	3,138	313,204
Farmland Partners, Inc.	930	8,184

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Federal Realty Investment Trust	1,787	$226,145
First Industrial Realty Trust, Inc.	3,029	100,987
Forest City Realty Trust, Inc., Class A	6,586	150,227
Four Corners Property Trust, Inc.	1,372	33,792
Franklin Street Properties Corp.	2,261	19,354
Front Yard Residential Corp.	1,524	15,880
Gaming and Leisure Properties, Inc.	5,410	193,678
Getty Realty Corp.	1,063	29,945
GGP, Inc.	23,673	483,639
Gladstone Commercial Corp.	793	15,241
Gladstone Land Corp.	554	7,019
Global Medical REIT, Inc.	854	7,566
Global Net Lease, Inc.	1,726	35,262
Government Properties Income Trust	2,692	42,668
Gramercy Property Trust	4,152	113,433
HCP, Inc.	11,566	298,634
Healthcare Realty Trust, Inc.	3,141	91,340
Healthcare Trust of America, Inc., Class A	5,200	140,192
Hersha Hospitality Trust	1,116	23,938
Highwoods Properties, Inc.	2,513	127,484
Hospitality Properties Trust	4,001	114,469
Host Hotels & Resorts, Inc.	18,183	383,116
Hudson Pacific Properties, Inc.	4,020	142,429
Independence Realty Trust, Inc.	2,197	22,651
InfraREIT, Inc.	1,243	27,557
Investors Real Estate Trust	3,492	19,311
Invitation Homes, Inc.	12,886	297,151
Iron Mountain, Inc.	6,796	237,928
iStar, Inc. (A)	1,236	13,336
JBG SMITH Properties	2,987	108,936
Jernigan Capital, Inc.	373	7,109
Kilroy Realty Corp.	2,467	186,604
Kimco Realty Corp.	10,721	182,150
Kite Realty Group Trust	2,345	40,053
Lamar Advertising Company, Class A	2,477	169,204
LaSalle Hotel Properties	2,784	95,296
Lexington Realty Trust	5,762	50,302
Liberty Property Trust	3,654	161,982
Life Storage, Inc.	1,172	114,047
LTC Properties, Inc.	1,078	46,074
Mack-Cali Realty Corp.	2,128	43,156
MedEquities Realty Trust, Inc.	797	8,783
Medical Properties Trust, Inc.	9,369	131,541
MGM Growth Properties LLC, Class A	1,791	54,554
Mid-America Apartment Communities, Inc.	2,828	284,695
Monmouth Real Estate Investment Corp.	2,045	33,804
National Health Investors, Inc.	1,008	74,269
National Retail Properties, Inc.	3,888	170,916
National Storage Affiliates Trust	1,224	37,724
New Senior Investment Group, Inc.	2,354	17,820
New York REIT, Inc. (A)	457	8,336
NexPoint Residential Trust, Inc.	612	17,411
NorthStar Realty Europe Corp.	1,568	22,720
Omega Healthcare Investors, Inc.	5,077	157,387
One Liberty Properties, Inc.	540	14,261
Outfront Media, Inc.	3,460	67,297
Paramount Group, Inc.	6,103	93,986
Park Hotels & Resorts, Inc.	5,302	162,400
Pebblebrook Hotel Trust	1,855	71,974
Pennsylvania Real Estate Investment Trust	1,986	21,826
Physicians Realty Trust	4,378	69,785
Piedmont Office Realty Trust, Inc., Class A	3,620	72,147
PotlatchDeltic Corp.	1,585	80,597
Preferred Apartment Communities, Inc.,
Class A	891	15,138

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Prologis, Inc.	13,173	$865,334
PS Business Parks, Inc.	674	86,609
Public Storage	4,291	973,456
QTS Realty Trust, Inc., Class A	1,322	52,219
Quality Care Properties, Inc. (A)	2,543	54,700
Ramco-Gershenson Properties Trust	2,198	29,036
Rayonier, Inc.	3,293	127,406
Realty Income Corp.	7,016	377,391
Regency Centers Corp.	4,287	266,137
Retail Opportunity Investments Corp.	2,606	49,931
Retail Properties of America, Inc., Class A	5,774	73,792
Rexford Industrial Realty, Inc.	1,943	60,991
RLJ Lodging Trust	4,400	97,020
Ryman Hospitality Properties, Inc.	1,293	107,513
Sabra Health Care REIT, Inc.	4,490	97,568
Safety Income & Growth, Inc.	490	9,295
Saul Centers, Inc.	635	34,023
SBA Communications Corp. (A)	2,899	478,683
Select Income REIT	2,213	49,726
Senior Housing Properties Trust	6,130	110,892
Seritage Growth Properties, Class A	961	40,775
Simon Property Group, Inc.	7,937	1,350,798
SL Green Realty Corp.	2,237	224,886
Spirit MTA REIT (A)	1,158	11,927
Spirit Realty Capital, Inc.	11,589	93,060
STAG Industrial, Inc.	2,541	69,191
STORE Capital Corp.	4,881	133,739
Summit Hotel Properties, Inc.	2,834	40,555
Sun Communities, Inc.	2,000	195,760
Sunstone Hotel Investors, Inc.	5,628	93,537
Tanger Factory Outlet Centers, Inc.	2,303	54,097
Taubman Centers, Inc.	1,568	92,136
Terreno Realty Corp.	1,416	53,341
The Macerich Company	3,496	198,678
Tier REIT, Inc.	1,353	32,174
UDR, Inc.	6,669	250,354
UMH Properties, Inc.	958	14,705
Uniti Group, Inc.	4,409	88,312
Universal Health Realty Income Trust	377	24,120
Urban Edge Properties	2,827	64,653
Urstadt Biddle Properties, Inc., Class A	1,239	28,039
Ventas, Inc.	8,813	501,900
VEREIT, Inc.	24,670	183,545
VICI Properties, Inc.	4,828	99,650
Vornado Realty Trust	4,715	348,533
Washington Prime Group, Inc.	5,126	41,572
Washington Real Estate Investment Trust	2,124	64,421
Weingarten Realty Investors	3,295	101,519
Welltower, Inc.	9,195	576,435
Weyerhaeuser Company	18,733	683,005
Whitestone REIT	991	12,368
Winthrop Realty Trust (A)(C)	1,052	1,946
WP Carey, Inc.	2,710	179,809
Xenia Hotels & Resorts, Inc.	2,922	71,180
		26,744,461
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	8,374	399,775
Consolidated-Tomoka Land Company	170	10,457
Five Point Holdings LLC, Class A (A)	3,940	44,325
Forestar Group, Inc. (A)(B)	1,153	23,925
FRP Holdings, Inc. (A)(B)	280	18,130
HFF, Inc., Class A	1,055	36,239
Jones Lang LaSalle, Inc.	1,136	188,565
Kennedy-Wilson Holdings, Inc.	4,047	85,594
Landmark Infrastructure Partners LP	598	8,282

The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Marcus & Millichap, Inc. (A)	1,054	$41,117
Maui Land & Pineapple Company, Inc. (A)	514	5,757
Newmark Group, Inc., Class A	3,834	54,558
Rafael Holdings, Inc., Class B (A)	333	3,060
RE/MAX Holdings, Inc., Class A	477	25,019
Redfin Corp. (A)(B)	2,050	47,335
Tejon Ranch Company (A)	613	14,896
The Howard Hughes Corp. (A)	1,074	142,305
The RMR Group, Inc., Class A	720	56,484
The St. Joe Company (A)	1,562	28,038
		1,233,861
		27,978,322
Telecommunication services – 1.8%
Diversified telecommunication services – 1.5%
AT&T, Inc.	179,213	5,754,529
ATN International, Inc.	448	23,641
CenturyLink, Inc.	26,382	491,760
Cincinnati Bell, Inc. (A)	1,166	18,306
Cogent Communications Holdings, Inc.	1,087	58,046
Consolidated Communications
Holdings, Inc. (B)	1,962	24,250
Frontier Communications Corp. (B)	2,191	11,744
Globalstar, Inc. (A)	33,131	16,231
Hawaiian Telcom Holdco, Inc. (A)	319	9,225
IDT Corp., Class B (A)	667	3,749
Iridium Communications, Inc. (A)(B)	2,692	43,341
Ooma, Inc. (A)	105	1,486
ORBCOMM, Inc. (A)	2,046	20,665
Verizon Communications, Inc.	101,874	5,125,281
Vonage Holdings Corp. (A)	5,496	70,843
Windstream Holdings, Inc. (A)(B)	1,087	5,728
Zayo Group Holdings, Inc. (A)	6,075	221,616
		11,900,441
Wireless telecommunication services – 0.3%
Boingo Wireless, Inc. (A)	1,089	24,601
Shenandoah Telecommunications Company	1,344	43,949
Spok Holdings, Inc.	544	8,187
Sprint Corp. (A)(B)	99,009	538,609
Telephone & Data Systems, Inc.	2,724	74,692
T-Mobile US, Inc. (A)	21,093	1,260,307
United States Cellular Corp. (A)	2,124	78,673
		2,029,018
		13,929,459
Utilities – 2.7%
Electric utilities – 1.5%
ALLETE, Inc.	1,285	99,472
Alliant Energy Corp.	5,696	241,055
American Electric Power Company, Inc.	12,131	840,072
Avangrid, Inc.	7,614	403,009
Duke Energy Corp.	17,261	1,365,000
Edison International	8,020	507,425
El Paso Electric Company	968	57,209
Entergy Corp.	4,503	363,797
Evergy, Inc.	6,669	374,464
Eversource Energy	7,779	455,927
Exelon Corp.	23,796	1,013,710
FirstEnergy Corp.	11,386	408,871
Genie Energy, Ltd., B Shares	1,221	6,056
Hawaiian Electric Industries, Inc.	2,774	95,148
IDACORP, Inc.	1,215	112,072
MGE Energy, Inc.	844	53,214
NextEra Energy, Inc.	11,619	1,940,722
OGE Energy Corp.	4,993	175,804

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Otter Tail Corp.	958	$45,601
PG&E Corp.	12,675	539,448
Pinnacle West Capital Corp.	2,760	222,346
PNM Resources, Inc.	1,950	75,855
Portland General Electric Company	2,282	97,578
PPL Corp.	17,111	488,519
Spark Energy, Inc., Class A	934	9,107
The Southern Company	24,888	1,152,563
Xcel Energy, Inc.	12,504	571,183
		11,715,227
Gas utilities – 0.2%
AmeriGas Partners LP (B)	2,238	94,488
Atmos Energy Corp.	2,722	245,361
Chesapeake Utilities Corp.	443	35,418
Ferrellgas Partners LP (B)	2,897	9,734
National Fuel Gas Company	2,083	110,316
New Jersey Resources Corp.	2,183	97,689
Northwest Natural Gas Company	771	49,190
ONE Gas, Inc.	1,282	95,817
RGC Resources, Inc.	260	7,587
South Jersey Industries, Inc. (B)	1,918	64,195
Southwest Gas Holdings, Inc.	1,196	91,219
Spire, Inc.	1,183	83,579
Star Group LP	997	9,771
Suburban Propane Partners LP	1,457	34,225
UGI Corp.	4,228	220,152
WGL Holdings, Inc.	1,229	109,074
		1,357,815
Independent power and renewable electricity producers – 0.1%
AES Corp.	16,800	225,288
Atlantic Power Corp. (A)(B)	3,721	8,186
NextEra Energy Partners LP (B)	1,308	61,044
NRG Energy, Inc.	7,840	240,688
Ormat Technologies, Inc.	1,272	67,658
TerraForm Power, Inc., Class A	3,859	45,150
Vistra Energy Corp. (A)	12,671	299,796
		947,810
Multi-utilities – 0.8%
Ameren Corp.	5,948	361,936
Avista Corp.	1,598	84,151
Black Hills Corp. (B)	1,338	81,899
CenterPoint Energy, Inc.	10,638	294,779
CMS Energy Corp.	7,018	331,811
Consolidated Edison, Inc.	7,599	592,570
Dominion Energy, Inc.	16,089	1,096,948
DTE Energy Company	4,412	457,216
MDU Resources Group, Inc.	4,826	138,410
NiSource, Inc.	8,259	217,047
NorthWestern Corp.	1,169	66,925
Public Service Enterprise Group, Inc.	12,459	674,530
SCANA Corp.	3,539	136,322
Sempra Energy	6,305	732,074
Unitil Corp.	380	19,395
Vectren Corp.	2,143	153,117
WEC Energy Group, Inc.	7,781	503,042
		5,942,172
Water utilities – 0.1%
American States Water Company	858	49,043
American Water Works Company, Inc.	4,402	375,843
Aqua America, Inc.	4,212	148,178
AquaVenture Holdings, Ltd. (A)	770	11,997
Artesian Resources Corp., Class A	244	9,460

The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Cadiz, Inc. (A)(B)	630	$8,253
California Water Service Group	1,119	43,585
Connecticut Water Service, Inc.	314	20,510
Global Water Resources, Inc.	799	7,511
Middlesex Water Company	449	18,934
Pure Cycle Corp. (A)	995	9,502
SJW Group	551	36,487
The York Water Company	354	11,257
		750,560
		20,713,584
TOTAL COMMON STOCKS (Cost $392,916,308)		$744,670,695

PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Media – 0.0%
GCI Liberty, Inc., 5.000% (B)	198	4,782
Financials – 0.0%
Diversified financial services – 0.0%
Steel Partners Holdings LP, 6.000%	630	12,846
TOTAL PREFERRED SECURITIES (Cost $14,563)		$17,628

WARRANTS – 0.0%
Amplify Energy Corp. (Expiration
Date: 5-4-22; Strike Price: $42.60) (A)	57	13
Basic Energy Services, Inc. (Expiration
Date: 12-22-23; Strike Price: $55.25) (A)	55	17
BioTime, Inc. (Expiration Date: 10-1-18;
Strike Price: $4.55) (A)	184	11
Bonanza Creek Energy, Inc. (Expiration
Date: 4-28-20; Strike Price: $71.23) (A)	46	21
C&J Energy Services, Inc. (Expiration
Date: 1-6-24; Strike Price: $27.95) (A)	29	138
Eagle Bulk Shipping, Inc. (Expiration
Date: 10-15-21; Strike Price: $27.82) (A)	101	8
Education Management Corp. (Expiration
Date: 1-5-22) (A)(D)	4,333	8
Genco Shipping & Trading, Ltd. (Expiration
Date: 7-9-21; Strike Price: $20.99) (A)	92	92
Hycroft Mining Corp. (Expiration
Date: 10-12-22) (A)(D)	196	41
Key Energy Services, Inc. (Expiration
Date: 12-15-20) (A)(D)	20	35
Key Energy Services, Inc. (Expiration
Date: 12-15-21) (A)(D)	20	42
SilverBow Resources, Inc. (Expiration
Date: 4-22-19; Strike Price: $80.00) (A)	50	4
SilverBow Resources, Inc. (Expiration
Date: 4-22-20; Strike Price: $86.18) (A)	50	14

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS (continued)
Talos Energy, Inc. (Expiration Date: 2-28-21;
Strike Price: $42.04) (A)	80	$380
Tidewater, Inc., Class A (Expiration
Date: 7-31-23; Strike Price: $57.06) (A)	66	220
Tidewater, Inc., Class B (Expiration
Date: 7-31-23; Strike Price: $62.28) (A)	71	195
Vanguard Natural Resources, Inc. (Expiration
Date: 2-21-21) (A)(D)	3	4
TOTAL WARRANTS (Cost $60,914)		$1,243

SECURITIES LENDING COLLATERAL – 2.7%
John Hancock Collateral Trust,
2.0600% (E)(F)	2,008,003	20,087,262
TOTAL SECURITIES LENDING COLLATERAL
(Cost $20,088,402)		$20,087,262

SHORT-TERM INVESTMENTS – 2.3%
U.S. Government Agency – 2.0%
Federal Home Loan Bank Discount Note
1.895%, 08/10/2018 *	$15,000,000	14,968,800
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp.
dated 6-29-18 at 0.900% to be repurchased
at $2,572,193 on 7-2-18, collateralized by
$2,660,000 U.S. Treasury Notes, 2.000%
due 12-31-21 (valued at $2,627,732,
including interest)	2,572,000	2,572,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,540,417)		$17,540,800
Total Investments (Total Stock Market Index Trust)
(Cost $430,620,604) – 102.6%		$782,317,628
Other assets and liabilities, net – (2.6%)		(19,511,124)
TOTAL NET ASSETS – 100.0%		$762,806,504

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 Index E-Mini Futures	31	Long	Sep 2018	$2,598,325	$2,553,625	$(44,700)
S&P 500 Index Futures	23	Long	Sep 2018	15,963,711	15,649,200	(314,511)
S&P MidCap 400 Index E-Mini Futures	7	Long	Sep 2018	1,396,528	1,369,270	(27,258)
						$(386,469)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 93.6%
Consumer discretionary – 3.9%
Media – 3.9%
Altice USA, Inc., Class A (A)	204,616	$3,490,749
Comcast Corp., Class A	158,930	5,214,493
NOS SGPS SA	363,025	1,985,655
		10,690,897
Energy – 16.4%
Oil, gas and consumable fuels – 16.4%
Cheniere Energy, Inc. (B)	76,830	5,008,548
Enbridge, Inc.	154,547	5,525,204
Energy Transfer Partners LP	92,763	1,766,208
Enterprise Products Partners LP	243,495	6,737,507
EQT GP Holdings LP	12,508	294,063
EQT Midstream Partners LP (A)	67,600	3,487,484
Kinder Morgan, Inc.	101,878	1,800,184
ONEOK, Inc.	9,772	682,379
Plains All American Pipeline LP	29,632	700,500
Plains GP Holdings LP, Class A (B)	85,881	2,053,415
SemGroup Corp., Class A	35,636	905,154
Targa Resources Corp.	37,705	1,866,020
The Williams Companies, Inc.	79,951	2,167,472
TransCanada Corp.	134,082	5,801,228
Western Gas Equity Partners LP (A)	101,446	3,626,695
Williams Partners LP	56,283	2,284,527
		44,706,588
Industrials – 0.4%
Commercial services and supplies – 0.4%
Covanta Holding Corp.	64,745	1,068,293
Real estate – 2.5%
Equity real estate investment trusts – 2.5%
American Tower Corp.	47,509	6,849,373
Telecommunication services – 10.8%
Diversified telecommunication services – 8.1%
Cellnex Telecom SA (C)	127,998	3,218,057
Com Hem Holding AB	411,038	6,668,187
Hellenic Telecommunications Organization SA	180,287	2,224,176
Koninklijke KPN NV (A)	854,374	2,323,195
Orange SA	157,837	2,634,637
Telefonica Brasil SA, ADR	118,253	1,403,663
Telesites SAB de CV (A)(B)	898,400	655,471
TELUS Corp.	77,057	2,737,278
		21,864,664
Wireless telecommunication services – 2.7%
Advanced Info Service PCL	229,400	1,280,275
KDDI Corp.	55,900	1,528,580
Millicom International Cellular SA	8,071	474,349
Mobile TeleSystems PJSC, ADR	181,322	1,601,073
Vodafone Group PLC	568,133	1,376,184
XL Axiata Tbk PT (B)	6,358,550	1,115,360
		7,375,821
		29,240,485
Utilities – 59.6%
Electric utilities – 36.3%
American Electric Power Company, Inc.	112,883	7,817,148
Avangrid, Inc.	38,079	2,015,521
Duke Energy Corp.	66,540	5,261,983
Edison International	70,929	4,487,678
Emera, Inc.	86,803	2,825,975
Enel Americas SA, ADR	159,284	1,403,292
Enel SpA	1,331,449	7,377,800
Entergy Corp.	48,776	3,940,613
Equatorial Energia SA	25,000	366,252
Evergy, Inc.	71,564	4,018,319

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Eversource Energy	21,766	$1,275,705
Exelon Corp.	384,918	16,397,507
Iberdrola SA	763,936	5,891,284
NextEra Energy, Inc.	69,016	11,527,742
PG&E Corp.	101,611	4,324,564
PPL Corp.	334,068	9,537,641
SSE PLC	283,815	5,066,255
The Southern Company	106,109	4,913,908
Xcel Energy, Inc.	12,502	571,091
		99,020,278
Gas utilities – 2.2%
APA Group	249,616	1,818,557
China Resources Gas Group, Ltd.	988,000	4,271,317
		6,089,874
Independent power and renewable electricity producers – 14.4%
AES Corp.	250,961	3,365,387
China Longyuan Power Group Corp., Ltd.,
H Shares	1,346,000	1,081,256
EDP Renovaveis SA	1,371,066	14,290,203
Engie Brasil Energia SA	122,100	1,078,368
NextEra Energy Partners LP (A)	90,800	4,237,636
NRG Energy, Inc.	190,506	5,848,534
NRG Yield, Inc., Class A	115,306	1,965,967
NRG Yield, Inc., Class C	31,282	538,050
NTPC, Ltd.	615,243	1,432,107
Vistra Energy Corp. (B)	223,554	5,289,288
		39,126,796
Multi-utilities – 6.1%
CenterPoint Energy, Inc.	112,052	3,104,961
CMS Energy Corp.	18,801	888,911
Dominion Energy, Inc.	20,618	1,405,735
NiSource, Inc.	30,929	812,814
NiSource, Inc. Common Pipe (B)	31,522	807,688
Public Service Enterprise Group, Inc.	60,064	3,251,865
RWE AG	132,390	3,008,500
Sempra Energy	28,549	3,314,824
		16,595,298
Water utilities – 0.6%
Cia de Saneamento Basico do Estado de
Sao Paulo	282,500	1,697,588
		162,529,834
TOTAL COMMON STOCKS (Cost $238,323,187)		$255,085,470

PREFERRED SECURITIES – 4.2%
Utilities – 4.2%
Electric utilities – 2.0%
NextEra Energy, Inc., 6.123%	63,281	3,613,345
NextEra Energy, Inc., 6.371%	24,383	1,810,194
		5,423,539
Gas utilities – 0.3%
South Jersey Industries, Inc., 7.250%	14,611	795,423
Independent power and renewable electricity producers – 0.4%
Vistra Energy Corp., 7.000%	13,018	1,232,154
Multi-utilities – 1.5%
Dominion Energy, Inc., 6.750%	56,483	2,610,079
Sempra Energy, 6.000%	13,167	1,358,966
		3,969,045
		11,420,161
TOTAL PREFERRED SECURITIES (Cost $10,373,053)		$11,420,161

The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 2.0%
John Hancock Collateral Trust,
2.0600% (D)(E)	546,330	$5,465,270
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,465,434)		$5,465,270

SHORT-TERM INVESTMENTS – 1.6%
Money market funds – 1.6%
State Street Institutional Treasury Money Market
Fund, Premier Class, 1.7355% (D)	4,395,630	4,395,630
TOTAL SHORT-TERM INVESTMENTS (Cost $4,395,630)		$4,395,630
Total Investments (Utilities Trust)
(Cost $258,557,304) – 101.4%		$276,366,531
Other assets and liabilities, net – (1.4%)		(3,684,964)
TOTAL NET ASSETS – 100.0%		$272,681,567

Utilities Trust (continued)

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	124,561	USD	94,447	Barclays Bank PLC Wholesale	7/27/2018	$342	—
CAD	114,565	USD	89,152	Deutsche Bank AG London	7/27/2018	—	($1,970)
CAD	134,578	USD	104,225	Goldman Sachs International	7/27/2018	—	(1,814)
CAD	103,221	USD	77,753	JPMorgan Chase Bank N.A.	7/27/2018	796	—
CAD	124,908	USD	94,728	State Street Bank and Trust Company	7/27/2018	325	—
EUR	179,937	USD	209,530	Citibank N.A.	7/27/2018	965	—
EUR	1,366,093	USD	1,616,274	JPMorgan Chase Bank N.A.	7/27/2018	—	(18,189)
USD	474,122	CAD	631,000	Deutsche Bank AG London	7/27/2018	—	(6,058)
USD	229,174	CAD	305,000	JPMorgan Chase Bank N.A.	7/27/2018	—	(2,925)
USD	9,985,525	CAD	12,734,041	Merrill Lynch International	7/27/2018	295,150	—
USD	110,528	CAD	143,192	State Street Bank and Trust Company	7/27/2018	1,562	—
USD	6,495,955	EUR	5,209,182	Morgan Stanley Capital Services, Inc.	7/18/2018	406,146	—
USD	21,818,619	EUR	18,443,605	JPMorgan Chase Bank N.A.	7/27/2018	242,896	—
USD	7,935	EUR	6,778	State Street Bank and Trust Company	7/27/2018	6	—
USD	100,492	GBP	74,771	Barclays Bank PLC Wholesale	7/27/2018	1,706	—
USD	10,914	GBP	8,190	BNP Paribas SA	7/27/2018	93	—
USD	4,009,406	GBP	2,973,918	Merrill Lynch International	7/27/2018	80,313	—
						$1,030,300	($30,956)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	192

Information Control Center
P.O. Box 772
Boston, MA 02117-0772

PRSRT STD
U.S. Postage
PAID
Norwood, MA
Permit No. 20

Management of the trust

Trustees

Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson*
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

* Member of the Audit Committee
† Non-Independent Trustee
\# Effective 6-19-18

Officers

Andrew G. Arnott, *President*
John J. Danello, *Senior Vice President, Secretary, and Chief Legal Officer*
Francis V. Knox, Jr., *Chief Compliance Officer*
Charles A. Rizzo, *Chief Financial Officer*
Salvatore Schiavone, *Treasurer*

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHT0SA 6/18
8/18

1115015: 0618

John Hancock

John Hancock
Variable Insurance Trust

Bond Trusts

Semiannual Report

June 30, 2018

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 33.8%
U.S. Government – 10.5%
U.S. Treasury Bonds
2.500%, 02/15/2045		$4,501,000	$4,099,602
2.750%, 11/15/2042		8,675,000	8,331,728
3.000%, 02/15/2047		12,787,000	12,820,420
3.000%, 02/15/2048 (A)		11,009,000	11,034,802
U.S. Treasury Inflation Protected
Securities
0.375%, 07/15/2025		1,325,757	1,302,250
U.S. Treasury Notes
2.000%, 07/31/2022 to 02/15/2025		3,700,000	3,566,160
2.375%, 12/31/2020 to 05/15/2027		8,500,000	8,262,754
2.750%, 02/15/2028		14,040,000	13,914,407
2.875%, 05/15/2028		11,449,000	11,466,889
			74,799,012
U.S. Government Agency – 23.3%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043 to 04/01/2047		7,301,747	7,098,535
3.500%, 10/01/2046 to 11/01/2047		16,785,364	16,769,434
4.000%, 01/01/2041 to 03/01/2048		2,829,786	2,913,177
4.500%, 09/01/2023 to 10/01/2041		3,111,749	3,264,427
5.000%, 03/01/2041		221,781	236,936
Federal National Mortgage Association
3.000%, TBA (B)		31,250,000	30,262,838
3.000%, 07/01/2027 to 10/01/2047		6,902,975	6,738,844
3.500%, TBA (B)		25,000,000	24,876,133
3.500%, 02/01/2026 to 11/01/2047		14,275,743	14,288,445
3.518%, (12 month LIBOR +
1.624%), 08/01/2034 (C)		460,986	473,485
3.747%, (6 month LIBOR + 2.122%),
07/01/2033 (C)		21,009	21,963
4.000%, TBA (B)		16,000,000	16,311,043
4.000%, 10/01/2025 to 04/01/2048		17,565,103	18,000,505
4.500%, 08/01/2040 to 08/01/2041		7,128,598	7,493,406
5.000%, 07/01/2019 to 04/01/2041		4,298,701	4,598,452
5.500%, 09/01/2034 to 11/01/2039		3,904,104	4,251,657
6.000%, 05/01/2035 to 02/01/2036		2,449,072	2,711,921
6.500%, 01/01/2039		578,157	652,417
7.000%, 09/01/2031 to 06/01/2032		163,276	186,255
7.500%, 09/01/2029 to 08/01/2031		38,381	43,662
Government National
Mortgage Association
4.000%, 02/15/2041		2,399,293	2,480,614
5.000%, 04/15/2035		313,877	335,452
5.500%, 03/15/2035		314,382	341,681
6.000%, 03/15/2033 to 06/15/2033		211,685	234,303
6.500%, 09/15/2028 to 08/15/2031		52,709	58,648
7.000%, 04/15/2029		44,686	50,442
8.000%, 10/15/2026		21,376	24,168
			164,718,843
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $241,980,906)			$239,517,855

FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.1%
Provincia de Buenos Aires
7.875%, 06/15/2027 (D)		260,000	227,500
Republic of Argentina
5.875%, 01/11/2028		611,000	496,438
6.875%, 01/26/2027		110,000	96,800
8.280%, 12/31/2033		140,204	131,091
Republic of Argentina, GDP-Linked Note
5.448%, 12/15/2035 (E)*	ARS	19,532,033	23,634
			975,463

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil – 0.1%
Federative Republic of Brazil
10.000%, 01/01/2023	BRL	2,785,000	$701,982
Germany – 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,405,580
Mexico – 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	605,786
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	461,820
9.375%, 04/01/2029		130,000	182,000
			643,820
Qatar – 0.1%
Government of Qatar
5.103%, 04/23/2048 (D)		335,000	333,937
Saudi Arabia – 0.0%
Kingdom of Saudi Arabia
5.000%, 04/17/2049 (D)		340,000	329,799
United Kingdom – 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	162,625
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,432,223)			$5,158,992

CORPORATE BONDS – 40.7%
Consumer discretionary – 4.9%
21st Century Fox America, Inc.
6.650%, 11/15/2037		$500,000	620,255
6.750%, 01/09/2038		108,000	137,029
7.750%, 12/01/2045		491,000	691,463
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	665,756
Altice Financing SA
6.625%, 02/15/2023 (D)		275,000	271,013
Amazon.com, Inc.
3.150%, 08/22/2027		785,000	753,619
4.050%, 08/22/2047		780,000	762,769
AutoZone, Inc.
3.125%, 04/21/2026		535,000	497,533
Booking Holdings, Inc.
2.750%, 03/15/2023		380,000	366,497
Brinker International, Inc.
3.875%, 05/15/2023		740,000	697,450
Cablevision Systems Corp.
5.875%, 09/15/2022		280,000	277,900
CBS Corp.
3.375%, 03/01/2022		175,000	172,612
3.700%, 08/15/2024		280,000	272,238
CCM Merger, Inc.
6.000%, 03/15/2022 (D)		260,000	264,628
Cengage Learning, Inc.
9.500%, 06/15/2024 (D)		432,000	365,040
Cequel Communications Holdings I LLC
7.500%, 04/01/2028 (D)		280,000	283,416
Charter Communications Operating LLC
4.200%, 03/15/2028 (A)		782,000	731,806
5.750%, 04/01/2048		655,000	633,660
6.484%, 10/23/2045		735,000	774,195
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		329,000	335,580
Comcast Corp.
3.969%, 11/01/2047		633,000	557,111
3.999%, 11/01/2049		761,000	672,098

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Daimler Finance North America LLC
2.200%, 05/05/2020 (D)	$280,000	$274,608
3.100%, 05/04/2020 (D)	620,000	618,721
Discovery Communications LLC
2.800%, 06/15/2020 (D)	600,000	592,733
Dollar Tree, Inc.
4.200%, 05/15/2028	870,000	839,583
Eldorado Resorts, Inc.
7.000%, 08/01/2023	95,000	99,750
Expedia Group, Inc.
3.800%, 02/15/2028	778,000	712,170
5.000%, 02/15/2026	760,000	773,893
Ford Motor Company
4.750%, 01/15/2043	215,000	185,697
Ford Motor Credit Company LLC
3.336%, 03/18/2021	350,000	346,819
5.875%, 08/02/2021	689,000	730,365
General Motors Company
4.875%, 10/02/2023	596,000	612,526
General Motors Financial Company, Inc.
3.550%, 04/09/2021	405,000	403,747
4.000%, 01/15/2025	570,000	553,977
4.300%, 07/13/2025	539,000	528,592
GLP Capital LP
5.375%, 04/15/2026	285,000	282,150
Graham Holdings Company
5.750%, 06/01/2026 (D)	115,000	116,150
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (D)	460,467	456,677
Hilton Domestic Operating
Company, Inc.
5.125%, 05/01/2026 (D)	190,000	186,675
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/2024	110,000	112,200
Historic TW, Inc.
7.570%, 02/01/2024	716,000	838,085
Hyatt Hotels Corp.
3.375%, 07/15/2023	660,000	649,365
International Game Technology PLC
6.500%, 02/15/2025 (D)	245,000	252,963
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (D)	168,000	175,560
JB Poindexter & Company, Inc.
7.125%, 04/15/2026 (D)	100,000	102,500
L Brands, Inc.
6.875%, 11/01/2035	179,000	159,310
Laureate Education, Inc.
8.250%, 05/01/2025 (D)	169,000	180,303
Lear Corp.
5.250%, 01/15/2025	352,000	361,942
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (D)	200,000	202,438
Marriott International, Inc.
3.125%, 06/15/2026	500,000	464,573
McGraw-Hill Global Education
Holdings LLC
7.875%, 05/15/2024 (A)(D)	262,000	242,350
MDC Holdings, Inc.
5.500%, 01/15/2024	670,000	676,700
MDC Partners, Inc.
6.500%, 05/01/2024 (D)	357,000	309,698
Meredith Corp.
6.875%, 02/01/2026 (D)	519,000	511,864
Midcontinent Communications
6.875%, 08/15/2023 (D)	215,000	224,944

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Myriad International Holdings BV
5.500%, 07/21/2025 (D)	$365,000	$375,101
National CineMedia LLC
6.000%, 04/15/2022	146,000	148,373
Nemak SAB de CV
4.750%, 01/23/2025 (D)	260,000	245,830
Netflix, Inc.
4.875%, 04/15/2028 (D)	390,000	371,736
5.875%, 11/15/2028 (D)	540,000	545,238
QVC, Inc.
4.375%, 03/15/2023	410,000	404,986
5.125%, 07/02/2022	250,000	256,025
5.450%, 08/15/2034	245,000	226,181
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (D)	195,000	193,538
Sirius XM Radio, Inc.
5.000%, 08/01/2027 (D)	671,000	625,708
5.375%, 07/15/2026 (D)	350,000	336,875
Time Warner Cable LLC
5.500%, 09/01/2041	450,000	418,390
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	370,220
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	599,925
Viacom, Inc.
4.375%, 03/15/2043	942,000	782,012
5.850%, 09/01/2043	684,000	686,926
Viacom, Inc. (6.250% to 2-28-27, then 3
month LIBOR + 3.899%) 02/28/2057	350,000	336,000
Vista Outdoor, Inc.
5.875%, 10/01/2023	361,000	343,853
Warner Media LLC
3.800%, 02/15/2027	372,000	351,736
7.625%, 04/15/2031	451,000	575,308
Waterford Gaming LLC
8.625%, 09/15/2014 (D)(F)(G)	343,849	0
WMG Acquisition Corp.
4.875%, 11/01/2024 (D)	230,000	224,250
5.500%, 04/15/2026 (D)	89,000	88,221
Wyndham Destinations, Inc.
4.500%, 04/01/2027	700,000	682,500
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	528,930
6.875%, 11/15/2037	292,000	287,620
		34,588,778
Consumer staples – 1.3%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (D)	315,000	302,666
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	941,000	967,493
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	702,843
4.600%, 04/15/2048	385,000	377,497
Bunge, Ltd. Finance Corp.
3.250%, 08/15/2026	500,000	456,202
Constellation Brands, Inc.
3.200%, 02/15/2023	395,000	384,221
Fomento Economico Mexicano SAB de
CV
4.375%, 05/10/2043	1,000,000	983,058
Kraft Heinz Foods Company
4.875%, 02/15/2025 (D)	312,000	318,025
5.200%, 07/15/2045	222,000	215,808
6.125%, 08/23/2018	817,000	821,167

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023 (D)	$295,000	$265,500
Maple Escrow Subsidiary, Inc.
3.551%, 05/25/2021 (D)	665,000	665,537
Molson Coors Brewing Company
3.000%, 07/15/2026	243,000	220,658
Mondelez International Holdings
Netherlands BV
1.625%, 10/28/2019 (D)	325,000	319,377
Natura Cosmeticos SA
5.375%, 02/01/2023 (D)	475,000	455,406
Post Holdings, Inc.
5.625%, 01/15/2028 (D)	85,000	79,688
Revlon Consumer Products Corp.
6.250%, 08/01/2024	515,000	288,400
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,039,074
Simmons Foods, Inc.
5.750%, 11/01/2024 (D)	165,000	143,138
Vector Group, Ltd.
6.125%, 02/01/2025 (D)	190,000	183,588
		9,189,346
Energy – 5.9%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	372,212
5.550%, 03/15/2026	800,000	857,110
Andeavor Logistics LP
4.250%, 12/01/2027	221,000	212,618
5.250%, 01/15/2025	195,000	199,852
6.375%, 05/01/2024	365,000	389,638
Antero Midstream Partners LP
5.375%, 09/15/2024	380,000	382,850
Antero Resources Corp.
5.125%, 12/01/2022	410,000	411,025
Apache Corp.
5.100%, 09/01/2040	325,000	321,766
Archrock Partners LP
6.000%, 04/01/2021 to 10/01/2022	349,000	345,973
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	818,305
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	512,862
Buckeye Partners LP
3.950%, 12/01/2026	500,000	453,498
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,410,449
Cenovus Energy, Inc.
4.450%, 09/15/2042	445,000	379,274
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	531,000	526,354
5.875%, 03/31/2025	220,000	228,800
Cimarex Energy Company
4.375%, 06/01/2024	745,000	750,862
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (D)	545,000	609,846
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (D)	247,000	239,204
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	269,000	269,221
ConocoPhillips Company
5.950%, 03/15/2046 (A)	575,000	714,894
Continental Resources, Inc.
4.900%, 06/01/2044	400,000	391,460
5.000%, 09/15/2022	746,000	757,235

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
CSI Compressco LP
7.250%, 08/15/2022	$465,000	$425,475
7.500%, 04/01/2025 (D)	180,000	180,675
DCP Midstream LP (7.375% to
12-15-22, then 3 month LIBOR +
5.148%) 12/15/2022 (H)	105,000	100,538
DCP Midstream Operating LP (5.850%
to 5-21-23, then 3 month LIBOR +
3.850%) 05/21/2043 (D)	600,000	549,000
Devon Energy Corp.
5.000%, 06/15/2045	600,000	609,907
Devon Financing Company LLC
7.875%, 09/30/2031	874,000	1,107,677
Enbridge Energy Partners LP
4.375%, 10/15/2020	440,000	447,748
7.500%, 04/15/2038	600,000	740,441
Enbridge Energy Partners LP (3 month
LIBOR + 3.798%) 6.106%,
10/01/2077 (A)(C)	285,000	284,644
Enbridge, Inc. (5.500% to 7-15-27, then
3 month LIBOR + 3.418%)
07/15/2077	460,000	419,175
Enbridge, Inc. (6.250% to 3-1-28, then 3
month LIBOR + 3.641%) 03/01/2078	394,000	370,383
Energen Corp.
4.625%, 09/01/2021	500,000	497,500
Energy Transfer Equity LP
5.875%, 01/15/2024	265,000	271,625
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,012,110
4.200%, 04/15/2027	181,000	170,433
5.000%, 10/01/2022	145,000	150,094
5.150%, 03/15/2045	405,000	360,162
5.875%, 03/01/2022	45,000	47,592
5.950%, 10/01/2043	300,000	292,759
Enterprise Products Operating LLC
6.875%, 03/01/2033	471,000	578,634
Enterprise Products Operating LLC (3
month LIBOR + 3.708%) 6.066%,
08/01/2066 (C)	435,000	436,088
Enterprise Products Operating LLC
(5.250% to 8-16-27, then 3 month
LIBOR + 3.033%) 08/16/2077	705,000	655,650
Fortive Corp.
3.150%, 06/15/2026	700,000	649,900
Gulfport Energy Corp.
6.000%, 10/15/2024	356,000	342,650
Hess Corp.
5.600%, 02/15/2041	400,000	401,617
5.800%, 04/01/2047	765,000	791,270
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	519,190
7.300%, 08/15/2033	603,000	707,326
7.750%, 03/15/2032	240,000	290,155
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	923,303
MPLX LP
4.000%, 03/15/2028	420,000	399,476
Murphy Oil Corp.
5.750%, 08/15/2025	222,000	221,378
National Oilwell Varco, Inc.
2.600%, 12/01/2022	600,000	569,125
Newfield Exploration Company
5.625%, 07/01/2024	690,000	727,088
5.750%, 01/30/2022	467,000	486,264

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Nexen Energy ULC
6.400%, 05/15/2037	$775,000	$947,469
Noble Energy, Inc.
4.150%, 12/15/2021	600,000	609,567
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	345,000
NuStar Logistics LP
5.625%, 04/28/2027 (A)	102,000	98,685
Occidental Petroleum Corp.
3.400%, 04/15/2026	310,000	302,519
ONEOK Partners LP
5.000%, 09/15/2023	220,000	228,487
6.650%, 10/01/2036	835,000	972,376
Petrobras Global Finance BV
7.375%, 01/17/2027 (A)	565,000	564,294
Petroleos Mexicanos
4.875%, 01/24/2022	450,000	453,960
5.375%, 03/13/2022	115,000	117,933
Plains All American Pipeline LP
4.900%, 02/15/2045	750,000	676,045
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	358,000	344,139
5.000%, 03/15/2027	336,000	341,324
5.750%, 05/15/2024	585,000	624,627
5.875%, 06/30/2026	200,000	214,433
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (D)	550,000	522,810
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,048,140
3.900%, 07/15/2026	575,000	537,745
4.400%, 04/01/2021	424,000	430,784
5.400%, 10/01/2047	324,000	297,057
Tapstone Energy LLC
9.750%, 06/01/2022 (D)	150,000	130,875
Targa Resources Partners LP
5.875%, 04/15/2026 (D)	300,000	302,250
Teekay Offshore Partners LP
6.000%, 07/30/2019	425,000	432,969
8.500%, 07/15/2023 (D)	315,000	318,150
The Williams Companies, Inc.
4.550%, 06/24/2024	620,000	620,000
5.750%, 06/24/2044	330,000	341,138
USA Compression Partners LP
6.875%, 04/01/2026 (D)	62,000	64,170
Williams Partners LP
3.750%, 06/15/2027	375,000	353,952
4.300%, 03/04/2024	700,000	702,245
WPX Energy, Inc.
5.250%, 09/15/2024	135,000	132,806
6.000%, 01/15/2022	51,000	53,040
YPF SA
8.500%, 07/28/2025 (A)(D)	455,000	433,251
		41,854,600
Financials – 12.6%
Ally Financial, Inc.
5.125%, 09/30/2024	680,000	691,900
Ambac Assurance Corp.
5.100%, 06/07/2020 (D)	131	176
Ambac LSNI LLC (3 month LIBOR +
5.000%) 6.811%, 02/12/2023 (C)(D)	633	643
American Express Company
2.500%, 08/01/2022	575,000	551,234
American International Group, Inc.
3.900%, 04/01/2026	830,000	802,433

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
(6.250% to 3-15-37, then 3 month
LIBOR + 2.056%) 03/15/2087	$100,000	$103,000
Ameriprise Financial, Inc.
2.875%, 09/15/2026	500,000	466,434
Aquarius & Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap Rate +
5.210%) 09/01/2024	420,000	428,740
Ares Capital Corp.
3.625%, 01/19/2022	396,000	386,078
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (D)	280,000	232,400
Assurant, Inc.
4.000%, 03/15/2023	1,260,000	1,250,432
Australia & New Zealand Banking
Group, Ltd.
2.125%, 08/19/2020	410,000	400,247
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (D)(H)	235,000	238,819
AXA SA
8.600%, 12/15/2030	220,000	281,600
AXA SA (6.463% to 12-14-18, then 3
month LIBOR + 1.449%)
12/14/2018 (D)(H)	1,440,000	1,407,600
Banco Santander SA
4.379%, 04/12/2028	400,000	382,301
Bank of America Corp.
3.950%, 04/21/2025	573,000	560,993
4.200%, 08/26/2024	225,000	226,081
4.250%, 10/22/2026	174,000	171,881
4.450%, 03/03/2026	715,000	716,531
Bank of America Corp. (3.004% to
12-20-22, then 3 month LIBOR +
0.790%) 12/20/2023	1,149,000	1,114,151
Bank of America Corp. (3.419% to
12-20-27, then 3 month LIBOR +
1.040%) 12/20/2028	1,087,000	1,023,191
Bank of America Corp. (6.300% to
3-10-26, then 3 month LIBOR +
4.553%) 03/10/2026 (H)	680,000	718,964
Banque Federative du Credit Mutuel SA
2.200%, 07/20/2020 (D)	435,000	424,919
Barclays Bank PLC
2.650%, 01/11/2021	980,000	958,852
10.179%, 06/12/2021 (D)	235,000	271,133
Barclays PLC
4.375%, 01/12/2026	300,000	291,340
BPCE SA
4.500%, 03/15/2025 (D)	405,000	394,716
5.700%, 10/22/2023 (D)	340,000	354,676
Brighthouse Financial, Inc.
3.700%, 06/22/2027	700,000	622,964
Canadian Imperial Bank of Commerce
2.700%, 02/02/2021	1,040,000	1,022,996
Capital One Financial Corp.
3.450%, 04/30/2021	625,000	623,512
3.500%, 06/15/2023	1,338,000	1,306,597
3.750%, 07/28/2026	1,190,000	1,105,359
4.200%, 10/29/2025	525,000	509,702
Citigroup, Inc.
2.350%, 08/02/2021	635,000	613,334
3.500%, 05/15/2023	1,060,000	1,036,230
4.500%, 01/14/2022	1,000,000	1,026,929

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
4.600%, 03/09/2026	$746,000	$744,689
5.500%, 09/13/2025	215,000	228,197
Citigroup, Inc. (5.875% to 3-27-20, then
3 month LIBOR + 4.059%)
03/27/2020 (H)	502,000	514,224
Citigroup, Inc. (6.250% to 8-15-26, then
3 month LIBOR + 4.517%)
08/15/2026 (H)	590,000	612,125
CNO Financial Group, Inc.
5.250%, 05/30/2025	398,000	395,015
Cooperatieve Rabobank UA (11.000% to
6-30-19, then 3 month LIBOR +
10.868%) 06/30/2019 (D)(H)	308,000	329,945
Credit Acceptance Corp.
6.125%, 02/15/2021 (A)	325,000	326,219
Credit Agricole SA
4.375%, 03/17/2025 (D)	600,000	578,778
Credit Agricole SA (7.875% to 1-23-24,
then 5 Year U.S. Swap Rate +
4.898%) 01/23/2024 (D)(H)	310,000	315,892
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%) 09/19/2033 (D)	350,000	352,906
Credit Suisse Group AG (7.500% to
12-11-23, then 5 Year U.S. Swap Rate
+ 4.598%) 12/11/2023 (D)(H)	245,000	252,960
Credit Suisse Group Funding
Guernsey, Ltd.
4.550%, 04/17/2026	405,000	404,836
Credito Real SAB de CV
7.250%, 07/20/2023 (D)	185,000	181,300
Credito Real SAB de CV (9.125% to
11-29-22, then 10 Year CMT +
7.026%) 11/29/2022 (D)(H)	300,000	282,225
Discover Financial Services
3.950%, 11/06/2024	615,000	599,890
4.100%, 02/09/2027	167,000	160,126
5.200%, 04/27/2022	115,000	119,916
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (D)	29,461	30,218
Enova International, Inc.
8.500%, 09/01/2024 (D)	77,000	79,695
9.750%, 06/01/2021 (A)	290,000	305,225
Exela Intermediate LLC
10.000%, 07/15/2023 (D)	180,000	183,825
Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%)
06/30/2023 (H)	402,000	395,757
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	350,000	339,500
8.250%, 04/15/2025 (D)	140,000	137,900
FS Investment Corp.
4.000%, 07/15/2019	230,000	230,222
4.250%, 01/15/2020	225,000	225,471
HSBC Holdings PLC (3.950% to
5-18-23, then 3 month LIBOR +
0.987%) 05/18/2024	670,000	668,138
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (H)	185,000	183,000
HSBC Holdings PLC (6.875% to 6-1-21,
then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021 (H)	460,000	475,525

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
ING Bank NV
5.800%, 09/25/2023 (D)	$280,000	$296,594
ING Groep NV (6.500% to 4-16-25, then
5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (H)	200,000	193,460
Invesco Finance PLC
3.125%, 11/30/2022	850,000	836,041
Jefferies Financial Group, Inc.
5.500%, 10/18/2023	1,425,000	1,472,978
Jefferies Group LLC
4.150%, 01/23/2030	495,000	436,603
4.850%, 01/15/2027	519,000	503,572
8.500%, 07/15/2019	505,000	532,851
JPMorgan Chase & Co.
2.400%, 06/07/2021	800,000	779,350
3.200%, 06/15/2026	475,000	448,998
3.375%, 05/01/2023	1,250,000	1,220,465
4.125%, 12/15/2026	600,000	592,212
4.500%, 01/24/2022	1,300,000	1,344,397
6.300%, 04/23/2019	1,000,000	1,028,135
JPMorgan Chase & Co. (3.514% to
6-18-21, then 3 month LIBOR +
0.610%) 06/18/2022	960,000	960,666
JPMorgan Chase & Co. (5.300% to
5-1-20, then 3 month LIBOR +
3.800%) 05/01/2020 (H)	530,000	539,805
JPMorgan Chase & Co. (6.750% to
2-1-24, then 3 month LIBOR +
3.780%) 02/01/2024 (A)(H)	520,000	565,500
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 to 10/01/2025 (D)	330,000	317,710
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	653,703
4.750%, 03/15/2026	825,000	837,896
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (D)	1,000,000	1,011,587
7.800%, 03/07/2087 (D)	510,000	601,800
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,048,174
Lloyds Banking Group PLC
4.450%, 05/08/2025	1,000,000	1,005,100
Lloyds Banking Group PLC (7.500% to
6-27-24, then 5 Year U.S. Swap Rate
+ 4.760%) 06/27/2024 (H)	305,000	309,728
Loews Corp.
2.625%, 05/15/2023	630,000	607,123
3.750%, 04/01/2026	825,000	809,391
M&T Bank Corp. (5.125% to 11-1-26,
then 3 month LIBOR + 3.520%)
11/01/2026 (H)	315,000	313,031
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (D)	405,000	403,531
Macquarie Group, Ltd.
3.000%, 12/03/2018 (D)	650,000	650,632
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,299,415
5.350%, 06/01/2021	800,000	839,426
MetLife, Inc.
3.000%, 03/01/2025	300,000	284,601
6.400%, 12/15/2066	300,000	318,000
9.250%, 04/08/2068 (D)	220,000	298,100
MGIC Investment Corp.
5.750%, 08/15/2023	136,000	138,720
Morgan Stanley
3.875%, 01/27/2026	360,000	354,253

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.100%, 05/22/2023	$900,000	$903,132
5.500%, 01/26/2020	435,000	450,031
Morgan Stanley (5.450% to 7-15-19,
then 3 month LIBOR + 3.610%)
07/15/2019 (H)	200,000	202,626
MSCI, Inc.
5.250%, 11/15/2024 (D)	50,000	50,500
Nationstar Mortgage LLC
7.875%, 10/01/2020	160,000	160,600
Nationwide Mutual Insurance Company
(3 month LIBOR + 2.290%) 4.631%,
12/15/2024 (C)(D)	1,130,000	1,129,979
Nippon Life Insurance Company
(5.100% to 10-16-24, then 5 Year U.S.
ISDAFIX + 3.650%) 10/16/2044 (D)	410,000	417,688
PNC Bank NA
2.450%, 07/28/2022	525,000	506,608
2.500%, 01/22/2021	860,000	844,243
Popular, Inc.
7.000%, 07/01/2019	320,000	324,800
Prudential Financial, Inc. (5.875% to
9-15-22, then 3 month LIBOR +
4.175%) 09/15/2042	781,000	824,931
Quicken Loans, Inc.
5.250%, 01/15/2028 (D)	320,000	295,136
5.750%, 05/01/2025 (D)	410,000	401,300
Radian Group, Inc.
4.500%, 10/01/2024	190,000	183,350
5.250%, 06/15/2020	134,000	135,340
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	479,989
4.950%, 07/15/2046	500,000	508,073
Regions Financial Corp.
2.750%, 08/14/2022	640,000	617,316
Santander Holdings USA, Inc.
3.400%, 01/18/2023	360,000	347,474
3.700%, 03/28/2022	635,000	625,490
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (D)	345,000	336,629
Societe Generale SA (7.375% to 9-13-21,
then 5 Year U.S. Swap Rate +
6.238%) 09/13/2021 (D)(H)	470,000	478,225
Societe Generale SA (8.000% to 9-29-25,
then 5 Year U.S. ISDAFIX + 5.873%)
09/29/2025 (D)(H)	350,000	364,000
Societe Generale SA (8.250% to
11-29-18, then 5 Year U.S. Swap Rate
+ 6.394%) 11/29/2018 (H)	335,000	338,772
Sompo International Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,101,751
Springleaf Finance Corp.
6.875%, 03/15/2025	140,000	138,950
Standard Chartered PLC
2.100%, 08/19/2019 (D)	500,000	493,208
Stearns Holdings LLC
9.375%, 08/15/2020 (D)	120,000	120,000
Stifel Financial Corp.
4.250%, 07/18/2024	1,592,000	1,585,526
SunTrust Bank
2.450%, 08/01/2022	605,000	580,457
SunTrust Bank (2.590% to 1-29-20, then
3 month LIBOR + 0.297%)
01/29/2021	715,000	708,745

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Teachers Insurance & Annuity
Association of America
4.270%, 05/15/2047 (D)	$525,000	$501,653
The Charles Schwab Corp. (7.000% to
2-1-22, then 3 month LIBOR +
4.820%) 02/01/2022 (H)	1,000,000	1,102,500
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,191,730
3.850%, 01/26/2027	840,000	807,035
The Hartford Financial Services
Group, Inc.
5.500%, 03/30/2020	500,000	519,359
6.625%, 03/30/2040	500,000	631,116
The PNC Financial Services Group, Inc.
(4.850% to 6-1-23, then 3 month
LIBOR + 3.040%) 06/01/2023 (H)	385,000	381,343
The PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) 08/01/2021 (H)	740,000	798,275
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,150,000	1,116,970
The Royal Bank of Scotland Group PLC
(8.000% to 8-10-25, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (A)(H)	300,000	315,000
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (H)	250,000	265,688
Trident Merger Sub, Inc.
6.625%, 11/01/2025 (D)	115,000	112,125
UBS AG
2.450%, 12/01/2020 (D)	730,000	713,195
UBS Group Funding Switzerland AG
(2.859% to 8-15-22, then 3 month
LIBOR + 0.954%) 08/15/2023 (D)	545,000	522,394
Voya Financial, Inc.
4.800%, 06/15/2046	700,000	680,264
Voya Financial, Inc. (5.650% to 5-15-23,
then 3 month LIBOR + 3.580%)
05/15/2053	435,000	437,175
Wand Merger Corp.
8.125%, 07/15/2023 (D)	217,000	219,984
9.125%, 07/15/2026 (D)	174,000	175,740
Wells Fargo & Company, Series K (3
month LIBOR + 3.770%) 6.111%,
09/15/2018 (C)(H)	422,000	427,539
Wells Fargo & Company, Series M
3.450%, 02/13/2023	900,000	881,743
Wells Fargo & Company, Series U
(5.875% to 6-15-25, then 3 month
LIBOR + 3.990%) 06/15/2025 (H)	1,090,000	1,124,063
Wells Fargo Bank NA
2.400%, 01/15/2020	1,070,000	1,059,678
Westpac Banking Corp.
2.150%, 03/06/2020	845,000	831,341
Willis Towers Watson PLC
5.750%, 03/15/2021	1,350,000	1,423,132
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,066,894
		89,187,160
Health care – 2.6%
Abbott Laboratories
3.750%, 11/30/2026	1,200,000	1,179,084

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc.
3.600%, 05/14/2025	$465,000	$450,220
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	667,551
Allergan Funding SCS
3.800%, 03/15/2025	450,000	436,842
Baxter International, Inc.
3.500%, 08/15/2046	500,000	428,488
Bayer US Finance II LLC
3.500%, 06/25/2021 (D)	270,000	270,517
4.250%, 12/15/2025 (D)	735,000	739,228
Celgene Corp.
2.875%, 08/15/2020 to 02/19/2021	695,000	687,882
Centene Escrow I Corp.
5.375%, 06/01/2026 (D)	198,000	200,600
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,123,188
CVS Health Corp.
3.350%, 03/09/2021	940,000	938,900
5.050%, 03/25/2048	880,000	888,797
CVS Pass-Through Trust
8.353%, 07/10/2031 (D)	1,040,016	1,256,558
DaVita, Inc.
5.000%, 05/01/2025	545,000	512,981
Express Scripts Holding Company
2.600%, 11/30/2020 (A)	640,000	628,248
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	715,000	712,892
7.500%, 02/15/2022	270,000	293,625
IQVIA, Inc.
4.875%, 05/15/2023 (D)	155,000	156,550
MEDNAX, Inc.
5.250%, 12/01/2023 (D)	395,000	387,100
Mylan NV
3.950%, 06/15/2026	1,247,000	1,191,995
5.250%, 06/15/2046	250,000	243,340
Select Medical Corp.
6.375%, 06/01/2021	365,000	369,973
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019	715,000	704,068
3.200%, 09/23/2026	1,120,000	1,025,990
Team Health Holdings, Inc.
6.375%, 02/01/2025 (A)(D)	89,000	76,540
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	49,000	48,473
Teva Pharmaceutical Finance
Netherlands III BV
6.750%, 03/01/2028 (A)	315,000	320,945
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	639,095
Universal Health Services, Inc.
4.750%, 08/01/2022 (D)	345,000	347,156
5.000%, 06/01/2026 (D)	423,000	411,896
Valeant Pharmaceuticals
International, Inc.
6.125%, 04/15/2025 (D)	490,000	451,413
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	550,000	523,396
		18,313,531
Industrials – 4.0%
AECOM
5.125%, 03/15/2027	570,000	537,225

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
AerCap Global Aviation Trust (6.500%
to 6-15-25, then 3 month LIBOR +
4.300%) 06/15/2045 (D)	$285,000	$293,550
AerCap Ireland Capital DAC
4.625%, 10/30/2020	410,000	417,925
5.000%, 10/01/2021	512,000	527,526
Ahern Rentals, Inc.
7.375%, 05/15/2023 (D)	532,000	518,700
Air Canada 2013-1 Class A Pass
Through Trust
4.125%, 11/15/2026 (D)	235,613	236,814
Air Canada 2017-1 Class B Pass
Through Trust
3.700%, 07/15/2027 (D)	260,000	247,494
Air Lease Corp.
3.000%, 09/15/2023	400,000	378,658
4.750%, 03/01/2020	500,000	510,566
Aircastle, Ltd.
5.500%, 02/15/2022	225,000	230,812
6.250%, 12/01/2019	100,000	103,241
7.625%, 04/15/2020	125,000	131,875
American Airlines 2001-1 Class A-1 Pass
Through Trust
6.977%, 11/23/2022	115,991	120,410
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	380,348	391,759
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 11/01/2028	380,596	364,915
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	198,645	193,083
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	517,879	515,600
American Airlines 2017-1 Class A Pass
Through Trust
4.000%, 08/15/2030	254,665	250,845
American Airlines 2017-1 Class AA Pass
Through Trust
3.650%, 08/15/2030	326,740	317,951
American Airlines 2017-2 Class A Pass
Through Trust
3.600%, 04/15/2031	225,000	217,553
Arconic, Inc.
5.125%, 10/01/2024 (A)	439,000	436,002
Ashtead Capital, Inc.
4.375%, 08/15/2027 (D)	350,000	325,500
Azul Investments LLP
5.875%, 10/26/2024 (A)(D)	385,000	326,288
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (D)	380,570	389,057
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (D)	103,377	105,445
British Airways 2018-1 Class A Pass
Through Trust
4.125%, 03/20/2033 (D)	200,000	197,240
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	52,965	53,595

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	$220,927	$235,044
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	83,850	86,575
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	148,398	157,391
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	98,031	98,060
Delta Air Lines, Inc.
3.625%, 03/15/2022	650,000	642,495
4.375%, 04/19/2028	480,000	462,607
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (D)	340,000	348,345
EnerSys
5.000%, 04/30/2023 (D)	145,000	144,275
Equifax, Inc.
3.600%, 08/15/2021	310,000	309,715
7.000%, 07/01/2037	105,000	126,381
GATX Corp.
3.850%, 03/30/2027	800,000	766,349
General Electric Company
2.700%, 10/09/2022	1,100,000	1,064,117
General Electric Company (3 month
LIBOR + 0.480%) 2.823%,
08/15/2036 (C)	140,000	115,520
H&E Equipment Services, Inc.
5.625%, 09/01/2025	175,000	171,938
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (D)	690,000	713,660
IHS Markit, Ltd.
4.000%, 03/01/2026 (D)	380,000	362,425
4.750%, 02/15/2025 (D)	175,000	173,250
5.000%, 11/01/2022 (D)	210,000	211,838
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	700,000	697,602
Kratos Defense & Security
Solutions, Inc.
6.500%, 11/30/2025 (D)	290,000	300,875
Lennox International, Inc.
3.000%, 11/15/2023	800,000	761,298
Lockheed Martin Corp.
4.700%, 05/15/2046	321,000	339,762
LSC Communications, Inc.
8.750%, 10/15/2023 (D)	395,000	387,100
Masco Corp.
4.375%, 04/01/2026	720,000	717,168
4.450%, 04/01/2025	195,000	195,602
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	81,775	84,997
Owens Corning
4.200%, 12/15/2022	210,000	210,452
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (D)	150,000	160,125
Ryder System, Inc.
2.450%, 11/15/2018	900,000	899,466
Stanley Black & Decker, Inc. (5.750% to
12-15-18, then 3 month LIBOR +
4.304%) 12/15/2053	650,000	653,250

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Tervita Escrow Corp.
7.625%, 12/01/2021 (D)	$250,000	$255,000
Textron, Inc.
7.250%, 10/01/2019	115,000	120,490
The Dun & Bradstreet Corp.
4.625%, 12/01/2022	700,000	694,328
TTX Company
4.200%, 07/01/2046 (D)	700,000	684,081
Tutor Perini Corp.
6.875%, 05/01/2025 (D)	115,000	115,144
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	978,414
4.875%, 01/15/2021	500,000	518,541
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,172,889
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	492,944	485,254
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	287,567	286,848
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	408,920	393,340
United Airlines 2016-1 Class B Pass
Through Trust
3.650%, 01/07/2026	625,000	600,375
United Airlines 2018-1 Class B Pass
Through Trust
4.600%, 03/01/2026	132,000	131,842
United Rentals North America, Inc.
4.875%, 01/15/2028	440,000	408,650
5.500%, 07/15/2025	390,000	392,925
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	169,907	181,800
Verisk Analytics, Inc.
4.000%, 06/15/2025	620,000	609,598
XPO Logistics, Inc.
6.500%, 06/15/2022 (D)	375,000	384,375
		28,351,205
Information technology – 2.2%
Activision Blizzard, Inc.
3.400%, 09/15/2026	368,000	349,330
6.125%, 09/15/2023 (D)	139,000	144,018
Advanced Micro Devices, Inc.
7.000%, 07/01/2024	230,000	242,075
Autodesk, Inc.
3.500%, 06/15/2027	497,000	463,217
Broadcom Corp.
2.375%, 01/15/2020	585,000	577,384
3.875%, 01/15/2027	1,563,000	1,477,837
CA, Inc.
3.600%, 08/15/2022	415,000	410,873
CDK Global, Inc.
5.875%, 06/15/2026	98,000	100,083
Citrix Systems, Inc.
4.500%, 12/01/2027	580,000	561,861
Dell International LLC
6.020%, 06/15/2026 (D)	890,000	935,633
7.125%, 06/15/2024 (D)	120,000	127,131
8.350%, 07/15/2046 (D)	300,000	361,071
eBay, Inc.
2.150%, 06/05/2020	398,000	391,373
3.800%, 03/09/2022	520,000	524,869

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Electronic Arts, Inc.
4.800%, 03/01/2026	$700,000	$733,935
Fiserv, Inc.
3.850%, 06/01/2025	614,000	611,333
Hewlett Packard Enterprise Company
2.100%, 10/04/2019 (D)	558,000	550,962
j2 Cloud Services LLC
6.000%, 07/15/2025 (D)	160,000	162,000
Microchip Technology, Inc.
3.922%, 06/01/2021 (D)	340,000	340,539
4.330%, 06/01/2023 (D)	690,000	690,941
Microsoft Corp.
4.450%, 11/03/2045	460,000	494,040
Motorola Solutions, Inc.
4.600%, 02/23/2028	340,000	338,024
NetApp, Inc.
2.000%, 09/27/2019	435,000	428,917
NXP BV
4.625%, 06/01/2023 (D)	815,000	824,536
Open Text Corp.
5.875%, 06/01/2026 (D)	160,000	163,200
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	481,021
Symantec Corp.
5.000%, 04/15/2025 (D)	365,000	353,502
Tech Data Corp.
4.950%, 02/15/2027	650,000	637,753
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	640,000	630,286
Trimble, Inc.
4.900%, 06/15/2028	365,000	364,209
VeriSign, Inc.
4.750%, 07/15/2027	195,000	186,167
5.250%, 04/01/2025	205,000	207,501
VMware, Inc.
2.950%, 08/21/2022	430,000	412,515
Western Digital Corp.
4.750%, 02/15/2026	460,000	447,350
		15,725,486
Materials – 1.7%
Anglo American Capital PLC
4.125%, 09/27/2022 (D)	400,000	402,066
4.750%, 04/10/2027 (D)	215,000	211,900
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (D)	190,000	185,013
Bemis Company, Inc.
3.100%, 09/15/2026	500,000	463,591
Braskem Finance, Ltd.
7.000%, 05/07/2020 (D)	335,000	351,810
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (D)	390,000	358,800
Cemex SAB de CV
6.125%, 05/05/2025 (D)	400,000	406,600
CF Industries, Inc.
4.950%, 06/01/2043	175,000	147,329
Commercial Metals Company
5.375%, 07/15/2027	110,000	104,500
Cydsa SAB de CV
6.250%, 10/04/2027 (D)	360,000	324,540
Eastman Chemical Company
4.500%, 01/15/2021	68,000	69,562
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (A)(D)	250,000	239,375
7.500%, 04/01/2025 (D)	200,000	197,380

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	$500,000	$438,600
Klabin Finance SA
4.875%, 09/19/2027 (D)	200,000	180,100
Methanex Corp.
5.650%, 12/01/2044	450,000	436,921
Mexichem SAB de CV
4.000%, 10/04/2027 (D)	245,000	224,175
5.500%, 01/15/2048 (D)	430,000	375,201
Norbord, Inc.
6.250%, 04/15/2023 (D)	185,000	192,881
NOVA Chemicals Corp.
5.000%, 05/01/2025 (D)	520,000	492,700
Novelis Corp.
5.875%, 09/30/2026 (D)	100,000	95,750
Olin Corp.
5.000%, 02/01/2030	115,000	108,963
Platform Specialty Products Corp.
6.500%, 02/01/2022 (D)	571,000	580,993
Syngenta Finance NV
3.698%, 04/24/2020 (D)	540,000	538,020
5.676%, 04/24/2048 (D)	205,000	191,529
The Chemours Company
6.625%, 05/15/2023	614,000	643,933
The Dow Chemical Company
3.000%, 11/15/2022	270,000	262,856
4.125%, 11/15/2021	1,000,000	1,019,312
The Mosaic Company
4.250%, 11/15/2023	600,000	603,325
The Sherwin-Williams Company
2.250%, 05/15/2020	300,000	295,005
4.200%, 01/15/2022	1,000,000	1,017,209
U.S. Concrete, Inc.
6.375%, 06/01/2024	200,000	200,000
Vale Overseas, Ltd.
6.250%, 08/10/2026	342,000	370,386
Vedanta Resources PLC
6.125%, 08/09/2024 (D)	270,000	237,250
6.375%, 07/30/2022 (A)(D)	325,000	309,563
		12,277,138
Real estate – 2.1%
American Homes 4 Rent LP
4.250%, 02/15/2028	415,000	397,277
American Tower Corp.
3.550%, 07/15/2027	662,000	615,467
4.700%, 03/15/2022	310,000	319,479
5.000%, 02/15/2024	670,000	694,553
5.900%, 11/01/2021	800,000	855,568
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	600,000	585,259
Crown Castle Towers LLC
4.883%, 08/15/2040 (D)	525,000	538,442
EPR Properties
5.750%, 08/15/2022	500,000	524,128
Equinix, Inc.
5.375%, 05/15/2027	275,000	274,313
Equity Commonwealth
5.875%, 09/15/2020	700,000	722,869
ERP Operating LP
3.375%, 06/01/2025	300,000	292,801
Essex Portfolio LP
3.625%, 05/01/2027	500,000	478,011
HCP, Inc.
3.875%, 08/15/2024	800,000	782,056

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Healthcare Trust of America
Holdings LP
3.500%, 08/01/2026	$500,000	$469,786
Iron Mountain, Inc.
4.875%, 09/15/2027 (D)	280,000	257,950
5.750%, 08/15/2024	415,000	408,775
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	787,906
National Retail Properties, Inc.
3.300%, 04/15/2023	660,000	643,407
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	225,000	219,793
4.950%, 04/01/2024	845,000	856,881
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	502,879
Reckson Operating Partnership LP
7.750%, 03/15/2020	775,000	827,956
SL Green Operating Partnership LP
3.250%, 10/15/2022	500,000	485,735
Ventas Realty LP
3.500%, 02/01/2025	457,000	437,480
VEREIT Operating Partnership LP
4.600%, 02/06/2024	372,000	372,004
Vornado Realty LP
5.000%, 01/15/2022	650,000	676,536
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,035,348
		15,062,659
Telecommunication services – 1.9%
AT&T, Inc.
4.350%, 06/15/2045	285,000	241,527
C&W Senior Financing DAC
6.875%, 09/15/2027 (D)	365,000	349,944
Cablevision SA
6.500%, 06/15/2021 (A)(D)	240,000	238,450
CC Holdings GS V LLC
3.849%, 04/15/2023	365,000	361,574
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	830,000
Cincinnati Bell, Inc.
7.000%, 07/15/2024 (D)	482,000	439,825
Comunicaciones Celulares SA
6.875%, 02/06/2024 (D)	700,000	717,815
CSC Holdings LLC
5.375%, 02/01/2028 (D)	200,000	185,000
5.500%, 04/15/2027 (D)	230,000	219,650
Deutsche Telekom International Finance
BV
8.750%, 06/15/2030	758,000	1,004,108
GCI LLC
6.875%, 04/15/2025	250,000	258,825
Iridium Communications, Inc.
10.250%, 04/15/2023 (D)	81,000	87,278
Liquid Telecommunications Financing
PLC
8.500%, 07/13/2022 (D)	280,000	278,539
MTN Mauritius Investment, Ltd.
4.755%, 11/11/2024 (D)	140,000	129,602
Oztel Holdings SPC, Ltd.
6.625%, 04/24/2028 (D)	315,000	298,881
Radiate Holdco LLC
6.625%, 02/15/2025 (D)	340,000	311,100
6.875%, 02/15/2023 (D)	120,000	115,200
Sprint Capital Corp.
6.875%, 11/15/2028	815,000	782,400

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication
services (continued)
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (D)	$296,563	$293,226
Telecom Italia Capital SA
7.200%, 07/18/2036	475,000	492,053
Telecom Italia SpA
5.303%, 05/30/2024 (D)	335,000	330,394
T-Mobile USA, Inc.
4.750%, 02/01/2028	394,000	364,450
UPC Holding BV
5.500%, 01/15/2028 (D)	240,000	216,000
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,208,646
4.400%, 11/01/2034	400,000	372,834
4.522%, 09/15/2048	978,000	890,928
4.672%, 03/15/2055	715,000	634,479
4.862%, 08/21/2046	880,000	840,253
5.012%, 08/21/2054	591,000	554,875
West Corp.
8.500%, 10/15/2025 (D)	170,000	155,125
Windstream Services LLC
7.750%, 10/15/2020 (A)	300,000	269,250
		13,472,231
Utilities – 1.5%
ABY Transmision Sur SA
6.875%, 04/30/2043 (D)	277,508	300,749
AmeriGas Partners LP
5.500%, 05/20/2025	250,000	242,188
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,279,487
CenterPoint Energy Houston
Electric LLC
6.950%, 03/15/2033	535,000	698,119
CenterPoint Energy, Inc.
2.500%, 09/01/2022	310,000	297,369
Dominion Energy, Inc.
2.579%, 07/01/2020	383,000	377,289
Electricite de France SA
3.625%, 10/13/2025 (D)	210,000	205,528
Electricite de France SA (5.250% to
1-29-23, then 10 Year U.S. Swap Rate
+ 3.709%) 01/29/2023 (D)(H)	285,000	278,160
Emera US Finance LP
3.550%, 06/15/2026	248,000	233,428
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (D)	267,820	260,852
Greenko Dutch BV
4.875%, 07/24/2022 (D)	425,000	397,800
5.250%, 07/24/2024 (D)	215,000	196,080
Instituto Costarricense de Electricidad
6.375%, 05/15/2043 (D)	290,000	240,700
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	81,000	78,510
Israel Electric Corp., Ltd.
6.875%, 06/21/2023 (D)	170,000	188,344
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/2027	570,000	547,693
NextEra Energy Operating Partners LP
4.500%, 09/15/2027 (D)	245,000	229,075
NRG Energy, Inc.
6.250%, 05/01/2024	620,000	635,500
6.625%, 01/15/2027	435,000	446,963
NRG Yield Operating LLC
5.375%, 08/15/2024	608,000	608,000

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	$750,000	$768,451
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,140,517
Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) 02/01/2022 (H)	180,000	191,700
Southern Power Company
1.950%, 12/15/2019	385,000	378,462
		10,220,964
TOTAL CORPORATE BONDS
(Cost $287,880,707)		$288,243,098

CONVERTIBLE BONDS – 0.1%
Utilities – 0.1%
NRG Yield, Inc.
3.250%, 06/01/2020 (D)	285,000	282,758
TOTAL CONVERTIBLE BONDS
(Cost $285,000)		$282,758

CAPITAL PREFERRED SECURITIES – 0.3%
Financials – 0.3%
BAC Capital Trust XIV, Series G
(Greater of 3 month LIBOR + 0.400%
or 4.000%) 4.000%,
07/16/2018 (C)(H)	275,000	242,344
State Street Corp. (3 month LIBOR +
1.000%) 3.341%, 06/01/2077 (C)	424,000	375,240
SunTrust Preferred Capital I (Greater of
3 month LIBOR + 0.645% or 4.000%)
4.000%, 07/30/2018 (C)(H)	425,000	368,688
USB Capital IX (Greater of 3 month
LIBOR + 1.020% or 3.500%) 3.500%,
07/30/2018 (C)(H)	1,045,000	947,031
		1,933,303
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $1,944,433)		$1,933,303

MUNICIPAL BONDS – 0.6%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,741,412
The School District of Philadelphia
5.995%, 09/01/2030	290,000	335,295
6.765%, 06/01/2040	895,000	1,110,767
TOTAL MUNICIPAL BONDS (Cost $3,491,077)		$4,187,474

TERM LOANS (I) – 0.1%
Consumer discretionary – 0.1%
Metro-Goldwyn-Mayer, Inc.
06/26/2026 TBD (J)	270,000	267,300
Energy – 0.0%
FTS International, Inc. (1 month LIBOR
+ 4.750%) 6.844%, 04/16/2021	217,061	217,513
Financials – 0.0%
LSF9 Atlantis Holdings LLC (1 month
LIBOR + 6.000%) 8.001%,
05/01/2023	204,750	202,191
Information technology – 0.0%
Ancestry.com Operations, Inc. (1 month
LIBOR + 3.250%) 5.350%,
10/19/2023	117,300	117,036
TOTAL TERM LOANS (Cost $804,675)		$804,040

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS – 10.3%
Commercial and residential – 7.5%
American Home Mortgage Investment
Trust
Series 2004-4, Class 5A (6 month
LIBOR + 2.000%)
4.467%, 02/25/2045 (C)	$136,307	$136,941
Americold LLC
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (D)	1,350,000	1,430,152
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (D)	1,890,000	2,017,417
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1
3.258%, 04/27/2048 (D)(K)	151,976	151,942
AOA Mortgage Trust
Series 2015-1177, Class C
3.110%, 12/13/2029 (D)(K)	190,000	184,548
Arroyo Mortgage Trust
Series 2018-1, Class A1
3.763%, 04/25/2048 (D)(K)	1,107,817	1,109,890
BAMLL Commercial Mortgage
Securities Trust
Series 2013-DSNY, Class E (1 month
LIBOR + 2.600%)
4.673%, 09/15/2026 (C)(D)	105,000	104,953
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO
0.096%, 10/10/2045 (D)	11,328,155	48
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month
LIBOR + 0.350%),
2.441%, 04/25/2035 (C)(D)	399,508	388,719
Series 2005-4A, Class A2 (1 month
LIBOR + 0.390%),
2.481%, 01/25/2036 (C)(D)	210,708	197,723
Series 2006-2A, Class A2 (1 month
LIBOR + 0.280%),
2.371%, 07/25/2036 (C)(D)	306,614	297,064
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month
LIBOR + 0.971%),
3.044%, 03/15/2037 (C)(D)	420,000	419,210
Series 2018-TALL, Class E (1 month
LIBOR + 2.437%),
4.510%, 03/15/2037 (C)(D)	288,000	289,256
BBCMS Trust
Series 2015-MSQ, Class D,
4.123%, 09/15/2032 (D)(K)	205,000	202,962
Series 2015-SRCH, Class D,
5.122%, 08/10/2035 (D)(K)	495,000	509,688
Bear Stearns Asset Backed
Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034	279,960	277,303
Series 2003-AC4, Class A,
5.500%, 09/25/2033	561,595	563,942
Bear Stearns Commercial Mortgage
Securities Trust
Series 2004-PWR5, Class X1 IO,
0.666%, 07/11/2042 (D)	1,629,976	14,508
Series 2004-T16, Class X1 IO,
0.477%, 02/13/2046 (D)	870,070	4,233

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.847%, 07/05/2033 (D)(K)	$500,000	$497,968
Series 2014-ATLS, Class DFL (1
month LIBOR + 3.000%),
4.982%, 07/05/2033 (C)(D)	280,000	279,998
BWAY Mortgage Trust
Series 2015-1740, Class XA IO
1.023%, 01/10/2035 (D)	3,705,000	115,635
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month
LIBOR + 1.321%)
3.394%, 03/15/2037 (C)(D)	270,000	268,644
CD Mortgage Trust
Series 2017-CD3, Class A4
3.631%, 02/10/2050	1,800,000	1,791,965
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (D)(K)	120,000	118,879
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class E (1 month
LIBOR + 2.150%)
4.223%, 07/15/2032 (C)(D)	355,000	354,340
CHL Mortgage Pass Through Trust
Series 2004-HYB2, Class 4A
4.199%, 07/20/2034 (K)	886,982	892,314
CHT Mortgage Trust
Series 2017-CSMO, Class D (1 month
LIBOR + 2.250%)
4.323%, 11/15/2036 (C)(D)	495,000	496,247
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month
LIBOR + 2.500%),
4.573%, 07/15/2032 (C)(D)	170,000	169,624
Series 2018-C5, Class XA IO,
0.604%, 06/10/2051	10,000,000	536,167
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
3.146%, 06/11/2032 (C)(D)	220,000	219,861
Cold Storage Trust
Series 2017-ICE3, Class D (1 month
LIBOR + 2.100%)
4.173%, 04/15/2036 (C)(D)	395,000	396,480
COLT Mortgage Loan Trust
Series 2018-2, Class A1
3.470%, 07/27/2048 (D)(K)	145,357	145,361
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG)
Series 2013-WWP, Class A2
3.424%, 03/10/2031 (D)	1,400,000	1,409,467
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO,
1.817%, 08/15/2045	9,866,277	544,916
Series 2012-CR3 Class XA IO,
2.038%, 10/15/2045	11,275,534	737,294
Series 2013-CR6, Class XA IO,
1.225%, 03/10/2046	1,155,861	36,577
Series 2013-CR8 Class AM,
3.943%, 06/10/2046 (D)(K)	1,000,000	1,002,619

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche
Bank AG) (continued)
Series 2014-CR15, Class C,
4.901%, 02/10/2047 (K)	$800,000	$829,195
Series 2014-CR15, Class XA IO,
1.331%, 02/10/2047	12,735,947	425,118
Series 2014-CR16, Class C,
5.064%, 04/10/2047 (K)	400,000	405,417
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO
0.590%, 05/10/2051	3,731,473	141,759
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (K)	175,000	178,545
Series 2012-LC4, Class XA IO,
2.382%, 12/10/2044 (D)	4,685,624	266,019
Series 2013-300P, Class D,
4.540%, 08/10/2030 (D)(K)	610,000	614,058
Series 2013-300P, Class E,
4.540%, 08/10/2030 (D)(K)	700,000	687,189
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (D)(K)	215,000	224,954
Series 2014-LC15, Class C,
5.109%, 04/10/2047 (K)	400,000	402,661
Series 2014-TWC, Class D (1 month
LIBOR + 2.250%),
4.296%, 02/13/2032 (C)(D)	295,000	296,451
Commercial Mortgage Trust (Deutsche
Bank AG/Morgan Stanley)
Series 2014-PAT, Class D (1 month
LIBOR + 2.150%)
4.196%, 08/13/2027 (C)(D)	345,000	344,782
Commercial Mortgage Trust (Deutsche
Bank AG/UBS AG)
Series 2014-UBS2, Class XA IO
1.507%, 03/10/2047	5,018,350	244,114
Core Industrial Trust
Series 2015-CALW, Class F,
3.979%, 02/10/2034 (D)(K)	275,000	266,727
Series 2015-CALW, Class XA IO,
0.939%, 02/10/2034 (D)	5,098,000	129,692
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO
0.903%, 02/15/2038 (D)	287,167	11
DBGS Mortgage Trust
Series 2018-BIOD, Class A (1 month
LIBOR + 0.803%)
2.703%, 05/15/2035 (C)(D)	613,000	612,810
DSLA Mortgage Loan Trust
Series 2004-AR3, Class 2A2B (1
month LIBOR + 0.900%)
2.985%, 07/19/2044 (C)	705,584	696,040
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.622%, 11/25/2049 (D)(K)	1,000,000	1,026,964
Series 2011-K11, Class B,
4.573%, 12/25/2048 (D)(K)	875,000	896,915
Series 2017-K67, Class B,
4.079%, 09/25/2049 (D)(K)	445,000	437,743

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX,
3.495%, 12/15/2034 (D)(K)	$750,000	$749,785
Series 2015-NRF, Class DFX,
3.495%, 12/15/2034 (D)(K)	385,000	382,735
Series 2015-NRF, Class EFX,
3.495%, 12/15/2034 (D)(K)	250,000	247,140
Galton Funding Mortgage Trust
Series 2018-1, Class A43
3.500%, 11/25/2057 (D)(K)	263,276	263,035
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO
0.011%, 06/10/2048 (D)	3,993,586	2
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class AM
5.606%, 12/10/2049 (K)	382,172	379,637
Great Wolf Trust
Series 2017-WOLF, Class E (1 month
LIBOR + 3.100%)
5.323%, 09/15/2034 (C)(D)	120,000	120,450
Greenwich Capital Commercial Funding
Corp.
Series 2006-GG7, Class AM
5.951%, 07/10/2038 (K)	247,356	247,397
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO,
2.405%, 05/10/2045	3,161,244	164,537
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (D)(K)	859,800	855,431
Series 2015-590M, Class C,
3.932%, 10/10/2035 (D)(K)	215,000	211,672
Series 2016-RENT, Class D,
4.202%, 02/10/2029 (D)(K)	420,000	418,155
Series 2017-485L, Class C,
4.115%, 02/10/2037 (D)(K)	220,000	216,752
Series 2017-500K, Class F (1 month
LIBOR + 1.800%),
3.873%, 07/15/2032 (C)(D)	125,000	125,000
Series 2018-CHLL, Class E (1 month
LIBOR + 2.350%),
3.938%, 02/15/2037 (C)(D)	205,000	204,758
Series 2005-GG4, Class XC IO,
1.591%, 07/10/2039 (D)	523,176	39
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (D)	16,877,974	238,244
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	17,384,553	261,135
Series 2007-6, Class ES IO,
0.353%, 08/19/2037 (D)	14,468,056	224,242
Hilton Orlando Trust
Series 2018-ORL, Class B (1 month
LIBOR + 1.050%),
3.123%, 12/15/2034 (C)(D)	1,000,000	999,051
Series 2018-ORL, Class D (1 month
LIBOR + 1.700%),
3.773%, 12/15/2034 (C)(D)	145,000	144,908
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1
month LIBOR + 3.650%)
5.655%, 08/05/2034 (C)(D)	165,000	164,882

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
IMT Trust
Series 2017-APTS, Class CFX
3.613%, 06/15/2034 (D)(K)	$255,000	$244,847
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
1.153%, 07/25/2035	2,461,812	53,038
Series 2005-AR8, Class AX2 IO,
1.132%, 05/25/2035	1,557,501	42,471
Series 2005-AR18, Class 1X IO,
1.232%, 10/25/2036	2,489,122	111,254
Series 2005-AR18, Class 2X IO,
0.895%, 10/25/2036	2,929,489	22,110
Irvine Core Office Trust
Series 2013-IRV, Class XA IO
1.211%, 05/15/2048 (D)	12,071,064	321,116
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C14, Class XA IO
0.882%, 08/15/2046	9,407,052	189,866
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP8, Class X IO,
0.286%, 05/15/2045	1,388,688	2,171
Series 2007-CB20, Class C,
6.441%, 02/12/2051 (D)(K)	451,187	458,999
Series 2011-C3A, Class XA IO,
1.150%, 02/15/2046 (D)	10,810,112	238,228
Series 2011-C4, Class XA IO,
1.395%, 07/15/2046 (D)	8,651,457	208,084
Series 2012-C14, Class XA IO,
1.582%, 07/05/2032 (D)	12,242,836	612,646
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (D)	320,000	316,649
Series 2015-SGP, Class B (1 month
LIBOR + 2.750%),
4.823%, 07/15/2036 (C)(D)	240,000	241,130
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.149%, 02/15/2040 (D)	1,029,241	523
Series 2005-C7, Class E,
5.350%, 11/15/2040 (K)	540,978	547,206
MASTR Adjustable Rate
Mortgages Trust
Series 2004-13, Class 2A1,
3.809%, 04/21/2034 (K)	208,715	214,152
Series 2004-8, Class 5A1,
3.788%, 08/25/2034 (K)	371,315	375,843
MASTR Alternative Loan Trust
Series 2004-4, Class 8A1
6.500%, 05/25/2034	350,997	366,997
Merrill Lynch Mortgage Investors Trust
Series 2005-A, Class A1 (1 month
LIBOR + 0.460%)
2.551%, 03/25/2030 (C)	42,706	41,375
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.066%, 02/12/2051 (D)	13,359,184	807
Series 2005-CIP1, Class XC IO,
0.010%, 07/12/2038 (D)	3,941,947	561
Series 2006-C2, Class X IO,
0.278%, 08/12/2043 (D)	1,721,516	1,046

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-6, Class AM
5.526%, 03/12/2051 (K)	$225,195	$226,797
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5, Class XA IO,
1.629%, 08/15/2045 (D)	10,697,972	500,474
Series 2012-C6, Class XA IO,
1.782%, 11/15/2045 (D)	7,403,848	414,309
Series 2013-C7, Class AS,
3.214%, 02/15/2046	1,000,000	980,305
Series 2013-C7, Class XA IO,
1.523%, 02/15/2046	11,867,465	609,666
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO,
0.914%, 07/15/2049 (D)	11,559,242	197,937
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,377,010
Series 2014-150E, Class D,
4.295%, 09/09/2032 (D)(K)	1,170,000	1,162,028
Series 2017-CLS, Class D (1 month
LIBOR + 1.400%),
3.473%, 11/15/2034 (C)(D)	469,000	469,000
Series 2005-IQ9, Class X1 IO,
1.002%, 07/15/2056 (D)	3,765,571	30,107
MSCG Trust
Series 2016-SNR, Class D
6.550%, 11/15/2034 (D)	356,430	361,554
Natixis Commercial Mortgage
Securities Trust
Series 2018-285M, Class D,
3.917%, 11/15/2032 (D)(K)	135,000	131,004
Series 2018-ALXA, Class C,
4.460%, 01/15/2043 (D)(K)	235,000	236,017
One Market Plaza Trust
Series 2017-1MKT, Class D
4.146%, 02/10/2032 (D)	155,000	152,896
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO
1.901%, 12/25/2045	3,086,194	250,299
Sequoia Mortgage Trust
Series 2005-3, Class A1 (1 month
LIBOR + 0.200%)
2.284%, 05/20/2035 (C)	92,529	91,205
Structured Asset Securities Corp.
Series 1998-RF2, Class A
5.181%, 07/15/2027 (D)(K)	70,267	68,518
UBS Commercial Mortgage Trust
Series 2012-C1, Class B
4.822%, 05/10/2045	120,000	125,304
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2, Class XA IO
1.492%, 05/10/2063 (D)	7,585,302	328,808
VNDO Mortgage Trust
Series 2013-PENN, Class D
4.079%, 12/13/2029 (D)(K)	484,000	483,066
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (K)	246,883	248,617

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Wachovia Bank Commercial
Mortgage Trust (continued)
Series 2005-C17, Class XC IO,
0.523%, 03/15/2042 (D)	$613,852	$2,388
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2 (1 month
LIBOR + 0.400%),
2.491%, 06/25/2044 (C)	538,614	532,836
Series 2005-AR2, Class 2A1B (1
month LIBOR + 0.370%),
2.461%, 01/25/2045 (C)	852,434	845,871
Series 2005-AR8, Class 2AB2 (1
month LIBOR + 0.840%),
2.931%, 07/25/2045 (C)	584,147	583,976
Series 2005-AR8, Class 2AB3 (1
month LIBOR + 0.720%),
2.811%, 07/25/2045 (C)	466,622	463,715
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1, Class 6A1
6.500%, 03/25/2035	290,871	272,690
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.800%, 03/18/2028 (D)(K)	445,000	437,648
Series 2017-SMP, Class D (1 month
LIBOR + 1.650%),
3.848%, 12/15/2034 (C)(D)	160,000	161,854
Wells Fargo Mortgage Backed Securities
Trust
Series 2005-AR3, Class 1A2
4.225%, 03/25/2035 (K)	223,122	224,441
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month
LIBOR + 2.571%)
4.644%, 11/15/2029 (C)(D)	84,360	84,440
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.531%, 03/15/2044 (D)	13,608,634	417,663
Series 2012-C10, Class XA IO,
1.721%, 12/15/2045 (D)	6,504,776	363,715
Series 2012-C9, Class B XA IO,
2.051%, 11/15/2045 (D)	9,454,527	627,117
Series 2013-C15, Class B,
4.628%, 08/15/2046 (K)	125,000	127,665
Series 2013-C16, Class B,
5.195%, 09/15/2046 (K)	175,000	182,746
		53,445,811
U.S. Government Agency – 2.8%
Federal Home Loan Mortgage Corp.
Series 290, Class IO,
3.500%, 11/15/2032	2,191,652	365,333
Series 3387, Class SB IO,
4.347%, 11/15/2037	1,673,399	209,556
Series 3632, Class AP,
3.000%, 02/15/2040	1,485,511	1,472,487
Series 3830, Class NI IO,
4.500%, 01/15/2036	804,999	23,888
Series K005, Class AX IO,
1.534%, 11/25/2019	12,837,881	214,603
Series K011, Class X1 IO,
0.380%, 11/25/2020	47,945,954	228,827

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series K014, Class X1 IO,
1.175%, 04/25/2021	$9,151,220	$252,447
Series K015, Class X1 IO,
1.586%, 07/25/2021	9,252,068	375,157
Series K018, Class X1 IO,
1.362%, 01/25/2022	3,513,602	133,947
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	976,561
Series K021, Class X1 IO,
1.590%, 06/25/2022	12,222,539	581,811
Series K022, Class X1 IO,
1.368%, 07/25/2022	5,134,105	214,763
Series K026, Class X1 IO,
1.130%, 11/25/2022	10,568,741	376,981
Series K705, Class X1 IO,
1.826%, 09/25/2018	11,994,534	30,903
Series K707, Class X1 IO,
1.644%, 12/25/2018	10,666,010	30,662
Series K710, Class X1 IO,
1.729%, 05/25/2019	4,838,980	48,732
Series KAIV, Class X1 IO,
1.284%, 06/25/2021	30,319,137	853,917
Series KS01, Class X1 IO,
1.458%, 01/25/2023	6,779,863	282,757
Series T-41, Class 3A,
5.576%, 07/25/2032 (K)	65,290	68,283
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	11,263	12,465
Series 2010-15, Class KA,
4.000%, 03/25/2039	312,732	315,601
Series 2011-41, Class KA,
4.000%, 01/25/2041	439,186	446,580
Series 2011-86, Class NA,
4.000%, 01/25/2041	747,220	753,480
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	2,423,762	400,024
Series 2012-21, Class PA,
2.000%, 03/25/2041	3,397,237	3,264,268
Series 2012-38, Class PA,
2.000%, 09/25/2041	1,120,475	1,069,621
Series 2012-M5, Class X IO,
0.625%, 02/25/2022	16,019,816	251,543
Series 2002-W3, Class A5,
7.500%, 11/25/2041	84,125	96,021
Government National
Mortgage Association
Series 2008-90, Class IO,
1.874%, 12/16/2050	2,677,646	491,452
Series 2010-147, Class SA IO,
4.086%, 05/20/2040	2,056,488	190,611
Series 2010-85, Class SB IO,
4.515%, 03/16/2040	2,142,332	248,783
Series 2012-114, Class IO,
0.803%, 01/16/2053	860,240	46,005
Series 2012-120, Class IO,
0.783%, 02/16/2053	9,415,853	430,852
Series 2012-70, Class IO,
0.457%, 08/16/2052	6,043,794	111,496
Series 2015-41, Class IO,
0.677%, 09/16/2056	10,747,835	561,185

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association (continued)
Series 2016-174, Class IO,
0.899%, 11/16/2056	$2,905,420	$223,556
Series 2017-109, Class IO,
0.611%, 04/16/2057	3,541,036	203,584
Series 2017-124, Class IO,
0.705%, 01/16/2059	4,407,563	292,514
Series 2017-135, Class IO,
0.840%, 10/16/2058	2,855,333	201,937
Series 2017-140, Class IO,
0.609%, 02/16/2059	2,566,162	166,518
Series 2017-159, Class IO,
0.545%, 06/16/2059	3,285,462	187,988
Series 2017-169, Class IO,
0.744%, 01/16/2060	5,156,814	344,997
Series 2017-20, Class IO,
0.749%, 12/16/2058	5,573,365	348,826
Series 2017-22, Class IO,
1.047%, 12/16/2057	1,957,990	171,511
Series 2017-3, Class IO,
0.908%, 09/16/2058	5,169,196	385,975
Series 2017-41, Class IO,
0.792%, 07/16/2058	2,000,100	136,697
Series 2017-46, Class IO,
0.619%, 11/16/2057	4,165,203	250,317
Series 2017-61, Class IO,
0.767%, 05/16/2059	2,523,967	193,998
Series 2018-081, Class IO,
0.448%, 01/16/2060	5,825,000	329,957
Series 2018-35, Class IO,
0.523%, 03/16/2060	4,261,631	251,796
Series 2018-43, Class IO,
0.577%, 05/16/2060	6,578,853	393,947
Series 2018-69, Class IO,
0.534%, 04/16/2060	2,917,298	172,913
Series 2018-9, Class IO,
0.557%, 01/16/2060	3,118,169	183,271
		19,871,904
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $74,555,810)		$73,317,715

ASSET BACKED SECURITIES – 11.5%
AccessLex Institute
Series 2005-1, Class A4 (3 month
LIBOR + 0.210%)
2.542%, 06/22/2037 (C)	250,000	241,306
Series 2006-1, Class A3 (3 month
LIBOR + 0.200%)
2.530%, 08/25/2037 (C)	418,593	412,192
Series 2007-A, Class A3 (3 month
LIBOR + 0.300%)
2.630%, 05/25/2036 (C)	427,711	423,737
Ally Auto Receivables Trust
Series 2017-4, Class A4
1.960%, 07/15/2022	435,000	425,569
Series 2018-1, Class A3
2.310%, 06/15/2022	350,000	346,935
Ally Master Owner Trust
Series 2018-1, Class A2
2.700%, 01/17/2023	1,210,000	1,198,100

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account Master
Trust
Series 2017-1, Class A
1.930%, 09/15/2022	$1,340,000	$1,320,299
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (1 month
LIBOR + 0.410%)
2.501%, 01/25/2036 (C)	774,743	774,521
Amresco Residential Securities Corp.
Mortgage Loan Trust
Series 1998-1, Class A6
6.510%, 08/25/2027 (K)	473	492
Applebee’s Funding LLC
Series 2014-1, Class A2
4.277%, 09/05/2044 (D)	759,263	753,070
Arby’s Funding LLC
Series 2015-1A, Class A2
4.969%, 10/30/2045 (D)	531,375	529,908
ARL First LLC
Series 2012-1A, Class A2
3.810%, 12/15/2042 (D)	900,000	880,583
BA Credit Card Trust
Series 2016-A1, Class A (1 month
LIBOR + 0.390%)
2.463%, 10/15/2021 (C)	2,175,000	2,179,567
Series 2017-A1, Class A1
1.950%, 08/15/2022	5,465,000	5,381,647
BMW Vehicle Owner Trust
Series 2016-A, Class A4
1.370%, 12/27/2022	235,000	229,867
Series 2018-A, Class A3
2.350%, 04/25/2022	580,000	574,175
Business Loan Express SBA Loan Trust
Series 2005-1A, Class A (1 month
LIBOR + 0.300%)
2.391%, 06/27/2033 (C)(D)	410,760	384,871
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8
2.050%, 08/15/2023	3,500,000	3,434,666
Series 2016-A7, Class A7 (1 month
LIBOR + 0.510%)
2.583%, 09/16/2024 (C)	3,123,000	3,146,712
Series 2017-A1, Class A1
2.000%, 01/17/2023	1,490,000	1,468,544
CarMax Auto Owner Trust
Series 2016-1, Class A4
1.880%, 06/15/2021	205,000	202,194
Series 2016-2, Class A4
1.680%, 09/15/2021	235,000	230,698
Series 2018-1, Class A3
2.480%, 11/15/2022	370,000	366,513
Centex Home Equity Loan Trust
Series 2005-A, Class M4 (1 month
LIBOR + 1.200%)
3.291%, 01/25/2035 (C)	156,736	143,929
Chase Issuance Trust
Series 2016-A3, Class A3 (1 month
LIBOR + 0.550%)
2.623%, 06/15/2023 (C)	4,500,000	4,546,906
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4
1.870%, 02/15/2022 (D)	345,000	339,901
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.750%, 11/19/2021	1,430,000	1,408,896

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Citibank Credit Card
Issuance Trust (continued)
Series 2017-A3, Class A3
1.920%, 04/07/2022	$3,000,000	$2,949,351
Series 2017-A7, Class A7 (1 month
LIBOR + 0.370%)
2.400%, 08/08/2024 (C)	3,000,000	3,005,228
Series 2018-A1, Class A1
2.539%, 01/20/2023	1,335,000	1,318,123
CLI Funding LLC
Series 2018-1A, Class A
4.030%, 04/18/2043 (D)	437,222	438,661
CNH Equipment Trust
Series 2017-C, Class A3
2.080%, 02/15/2023	390,000	383,286
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (D)	519,750	527,356
Collegiate Funding Services Education
Loan Trust
Series 2005-A, Class A4 (3 month
LIBOR + 0.200%)
2.495%, 03/28/2035 (C)	310,000	301,221
Conseco Finance Corp.
Series 1996-10, Class M1
7.240%, 11/15/2028 (K)	321,470	336,745
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5
8.100%, 08/15/2025	7,286	4,749
Credit-Based Asset Servicing and
Securitization LLC
Series 2006-MH1, Class B1
6.250%, 10/25/2036 (D)	2,560,000	2,585,824
Cronos Containers Program I, Ltd.
Series 2013-1A, Class A
3.080%, 04/18/2028 (D)	870,000	855,359
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B
4.696%, 02/25/2035	92,941	92,509
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (D)	546,638	548,053
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (D)	164,175	161,221
Series 2017-1A, Class A2II
4.030%, 11/20/2047 (D)	189,050	187,555
Discover Card Execution Note Trust
Series 2017-A6, Class A6
1.880%, 02/15/2023	1,600,000	1,566,663
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118%, 07/25/2047 (D)	615,350	613,812
Series 2017-1A, Class A2II
3.082%, 07/25/2047 (D)	992,500	961,951
Driven Brands Funding LLC
Series 2015-1A, Class A2
5.216%, 07/20/2045 (D)	697,125	719,363
Equity One Mortgage
Pass-Through Trust
Series 2004-1, Class M2
5.615%, 04/25/2034	100,719	98,829
Series 2004-1, Class M3
5.760%, 04/25/2034	271,392	259,675
Evergreen Credit Card Trust
Series 2018-1, Class A
2.950%, 03/15/2023 (D)	675,000	672,253

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I
3.857%, 04/30/2047 (D)	$198,000	$197,945
Ford Credit Auto Owner Trust
Series 2016-C, Class A4
1.400%, 02/15/2022	563,000	546,408
Series 2017-B, Class A4
1.870%, 09/15/2022	172,000	167,379
Series 2017-C, Class A4
2.160%, 03/15/2023	410,000	400,104
Ford Credit Floorplan Master Owner
Trust
Series 2017-2, Class A1
2.160%, 09/15/2022	685,000	671,695
FRS I LLC
Series 2013-1A, Class B
3.960%, 04/15/2043 (D)	897,117	891,423
GM Financial Consumer Automobile
Receivables Trust
Series 2017-2A, Class A3
1.860%, 12/16/2021 (D)	605,000	595,449
Goal Capital Funding Trust
Series 2005-2, Class A4 (3 month
LIBOR + 0.200%)
2.530%, 08/25/2044 (C)	1,352,000	1,327,591
Golden Credit Card Trust
Series 2018-1A, Class A
2.620%, 01/15/2023 (D)	570,000	563,803
GSRPM Mortgage Loan Trust
Series 2006-1, Class A1 (1 month
LIBOR + 0.300%)
2.391%, 03/25/2035 (C)(D)	485,121	481,618
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.660%, 12/26/2028 (D)	259,249	254,617
Honda Auto Receivables Owner Trust
Series 2016-4, Class A4
1.360%, 01/18/2023	405,000	395,752
Series 2017-2, Class A4
1.870%, 09/15/2023	185,000	180,363
Series 2017-3, Class A4
1.980%, 11/20/2023	225,000	219,033
Series 2018-2, Class A3
3.010%, 05/18/2022	336,000	336,421
Huntington Auto Trust
Series 2016-1, Class A4
1.930%, 04/15/2022	830,000	817,690
Hyundai Auto Lease Securitization Trust
Series 2018-A, Class A3
2.810%, 04/15/2021 (D)	495,000	493,693
InSite Issuer LLC
Series 2016-1A, Class A
2.883%, 11/15/2046 (D)	750,000	711,098
Series 2016-1A, Class B
4.557%, 11/15/2046 (D)	500,000	486,494
John Deere Owner Trust
Series 2018-A, Class A3
2.660%, 04/18/2022	235,000	233,799
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month
LIBOR + 0.240%)
2.606%, 10/27/2042 (C)	262,525	257,353
Long Beach Mortgage Loan Trust
Series 2004-1, Class M3 (1 month
LIBOR + 1.050%)
3.141%, 02/25/2034 (C)	75,973	75,321

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
MMAF Equipment Finance LLC
Series 2017-B, Class A3
2.210%, 10/17/2022 (D)	$522,000	$511,382
MVW Owner Trust
Series 2014-1A, Class A
2.250%, 09/22/2031 (D)	99,812	97,628
Series 2015-1A, Class A
2.520%, 12/20/2032 (D)	63,405	61,964
Series 2018-1A, Class A
3.450%, 01/21/2036 (D)	530,000	529,882
Nelnet Student Loan Trust
Series 2006-1, Class A3 (3 month
LIBOR + 0.450%)
2.780%, 08/23/2036 (C)(D)	305,000	298,391
New Residential Mortgage LLC
Series 2018-FNT1, Class A
3.610%, 05/25/2023 (D)	433,765	433,634
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2
2.540%, 04/18/2022 (D)	303,000	299,380
Series 2018-1A, Class A2
3.220%, 02/15/2023 (D)	175,000	174,221
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4
1.540%, 10/17/2022	150,000	145,940
Series 2017-B, Class A4
1.950%, 10/16/2023	500,000	487,574
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A
3.193%, 01/25/2023 (D)	155,258	154,211
Series 2018-PLS2, Class A
3.265%, 02/25/2023 (D)	290,518	289,296
Option One Mortgage Loan Trust
Series 2004-1, Class M1 (1 month
LIBOR + 0.900%)
2.991%, 01/25/2034 (C)	345,588	342,984
PFS Financing Corp.
Series 2018-B, Class A
2.890%, 02/15/2023 (D)	485,000	480,745
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4
4.934%, 08/25/2035	292,110	297,273
Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.350%, 07/17/2023	265,000	265,064
Series 2018-3, Class C
3.510%, 08/15/2023	620,000	620,265
SLM Private Credit Student Loan Trust
Series 2006-A, Class A5 (3 month
LIBOR + 0.290%)
2.631%, 06/15/2039 (C)	184,761	181,057
SoFi Professional Loan Program LLC
Series 2017-E, Class A2A
1.860%, 11/26/2040 (D)	292,477	288,772
Sonic Capital LLC
Series 2016-1A, Class A2
4.472%, 05/20/2046 (D)	99,326	99,301
SunTrust Student Loan Trust
Series 2006-1A, Class A4 (3 month
LIBOR + 0.190%)
2.549%, 10/28/2037 (C)(D)	1,276,830	1,261,675
Symphony CLO II, Ltd.
Series 2006-2A, Class B (3 month
LIBOR + 0.750%)
3.069%, 10/25/2020 (C)(D)	78,225	78,209

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (D)	$615,625	$616,364
Series 2016-1A, Class A2II
4.377%, 05/25/2046 (D)	689,500	699,463
TAL Advantage V LLC
Series 2014-1A, Class A
3.510%, 02/22/2039 (D)	507,167	503,321
Towd Point Mortgage Trust
Series 2015-1, Class A5
3.641%, 10/25/2053 (D)(K)	170,000	172,704
Series 2015-2, Class 1M2
3.620%, 11/25/2060 (D)(K)	310,000	317,649
Series 2015-6, Class M2
3.750%, 04/25/2055 (D)(K)	1,000,000	998,132
Series 2016-5, Class A1
2.500%, 10/25/2056 (D)(K)	381,260	372,338
Series 2017-1, Class A1
2.750%, 10/25/2056 (D)(K)	211,252	206,826
Series 2017-2, Class A1
2.750%, 04/25/2057 (D)(K)	160,625	157,992
Series 2018-1, Class A1
3.000%, 01/25/2058 (D)(K)	281,745	277,416
Series 2018-3, Class A1
3.750%, 05/25/2058 (D)(K)	408,000	408,148
Toyota Auto Receivables Owner Trust
Series 2016-C, Class A4
1.320%, 11/15/2021	390,000	382,012
Series 2017-B, Class A3
1.760%, 07/15/2021	845,000	834,460
Series 2017-C, Class A4
1.980%, 12/15/2022	455,000	443,976
Series 2018-A, Class A3
2.360%, 05/16/2022	450,000	445,470
Triton Container Finance V LLC
Series 2018-1A, Class A
3.950%, 03/20/2043 (D)	326,625	325,356
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2
4.072%, 02/16/2043 (D)	269,100	269,142
VB-S1 Issuer LLC
Series 2016-1A, Class D
4.459%, 06/15/2046 (D)	500,000	496,982
Series 2016-1A, Class F
6.901%, 06/15/2046 (D)	250,000	259,958
Verizon Owner Trust
Series 2016-1A, Class A
1.420%, 01/20/2021 (D)	1,500,000	1,490,668
Volvo Financial Equipment LLC
Series 2018-1A, Class A3
2.540%, 02/15/2022 (D)	630,000	624,725
VSE VOI Mortgage LLC
Series 2017-A, Class A
2.330%, 03/20/2035 (D)	342,984	332,654
Wachovia Student Loan Trust
Series 2006-1, Class B (3 month
LIBOR + 0.240%)
2.600%, 04/25/2040 (C)(D)	94,413	90,165
Wendy’s Funding LLC
Series 2015-1A, Class A2II
4.080%, 06/15/2045 (D)	583,500	590,006
Westgate Resorts LLC
Series 2014-1A, Class A
2.150%, 12/20/2026 (D)	290,974	289,638
Series 2014-1A, Class B
3.250%, 12/20/2026 (D)	187,830	187,595

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Westgate Resorts LLC (continued)
Series 2015-1A, Class A
2.750%, 05/20/2027 (D)	$119,346	$118,842
Series 2015-2A, Class B
4.000%, 07/20/2028 (D)	349,609	348,944
Series 2016-1A, Class A
3.500%, 12/20/2028 (D)	201,399	200,784
Series 2017-1A, Class A
3.050%, 12/20/2030 (D)	310,408	307,425
World Omni Auto Receivables Trust
Series 2017-B, Class A3
1.950%, 02/15/2023	215,000	210,493
Series 2018-A, Class A3
2.500%, 04/17/2023	585,000	578,776
TOTAL ASSET BACKED SECURITIES
(Cost $81,691,431)		$81,195,906

PREFERRED SECURITIES – 0.2%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc.,
6.250% (D)	2,216	199,440
Financials – 0.1%
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 8.128% (C)	12,857	338,139
Regions Financial Corp., 6.375%	4,358	111,260
Wells Fargo & Company, Series L,
7.500%	55	69,270
		518,669
Utilities – 0.1%
Dominion Energy, Inc., 6.750%	14,045	649,019
DTE Energy Company, 6.500%	3,610	186,601
		835,620
TOTAL PREFERRED SECURITIES (Cost $1,615,710)		$1,553,729

SECURITIES LENDING COLLATERAL – 1.5%
John Hancock Collateral Trust,
2.0600% (L)(M)	1,071,263	10,716,490
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,716,953)		$10,716,490

SHORT-TERM INVESTMENTS – 11.0%
U.S. Government Agency – 0.8%
Federal Agricultural Mortgage Corp.
Discount Note
1.630%, 07/02/2018 *	$560,000	560,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	4,969,000	4,969,000
		5,529,000
Money market funds – 10.2%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.8098% (L)	71,785,077	71,785,077
TOTAL SHORT-TERM INVESTMENTS (Cost $77,313,833)		$77,314,077
Total Investments (Active Bond Trust)
(Cost $787,712,758) – 110.8%		$784,225,437
Other assets and liabilities, net – (10.8%)		(76,232,281)
TOTAL NET ASSETS – 100.0%		$707,993,156

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $126,785,351 or 17.9% of the fund’s net assets as of 6-30-18.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	The rate shown is the annualized seven-day yield as of 6-30-18.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Core Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 55.5%
U.S. Government – 29.8%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$11,370,000	$10,324,785
2.750%, 08/15/2047 to 11/15/2047	20,531,000	19,569,564
2.875%, 11/15/2046	2,226,000	2,177,393
3.000%, 11/15/2045 to 02/15/2048	22,707,000	22,764,111
3.125%, 05/15/2048	354,000	363,500
U.S. Treasury Notes
1.125%, 07/31/2021	837,000	799,727
1.375%, 02/15/2020 to 09/30/2020	11,094,000	10,835,632
1.500%, 05/15/2020 to 08/15/2026	26,772,000	25,844,393
1.625%, 03/15/2020 to 08/31/2022	26,524,000	25,785,641
1.750%, 11/15/2020	5,542,000	5,435,923
1.875%, 12/31/2019 to 07/31/2022	46,666,000	45,401,853
2.000%, 01/31/2020 to 11/15/2026	43,114,000	41,844,873
2.125%, 12/31/2022	84,000	81,870
2.250%, 12/31/2024 to 02/15/2027	15,167,000	14,470,788
2.375%, 03/15/2021 to 01/31/2023	8,022,000	7,948,614

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
2.500%, 05/31/2020	$1,974,000	$1,972,998
2.625%, 05/15/2021 to 03/31/2025	9,220,000	9,176,172
2.750%, 04/30/2023 to 02/15/2028	79,947,000	79,450,093
2.875%, 04/30/2025 to 05/15/2028	21,774,000	21,813,903
		346,061,833
U.S. Government Agency – 25.7%
Federal Home Loan Mortgage Corp.
2.426%, (12 month LIBOR +
1.649%), 05/01/2043 (A)	613,839	604,119
2.806%, (12 month LIBOR +
1.640%), 01/01/2047 (A)	1,097,408	1,088,699
3.500%, 09/01/2026 to 03/01/2048	8,482,635	8,452,338
3.860%, (12 month LIBOR +
1.640%), 07/01/2048 (A)	631,000	640,884
4.000%, 10/01/2029 to 06/01/2048	9,459,397	9,724,079
4.500%, 03/01/2039 to 05/01/2045	1,118,890	1,177,464
5.000%, 05/01/2044 to 06/01/2048	1,211,856	1,303,700
Federal National Mortgage Association
2.533%, 10/09/2019 (B)	2,895,000	2,802,765
2.680%, (12 month LIBOR +
1.610%), 05/01/2046 (A)	968,648	960,444
2.731%, (12 month LIBOR +
1.610%), 12/01/2047 (A)	500,002	494,860
2.940%, (12 month LIBOR +
1.610%), 10/01/2047 (A)	1,399,484	1,395,239
2.946%, (12 month LIBOR +
1.599%), 08/01/2047 (A)	919,298	916,783
3.000%, 11/01/2032 to 11/01/2046	8,566,481	8,475,597
3.027%, (12 month LIBOR +
1.610%), 12/01/2047 (A)	1,235,724	1,226,060
3.135%, (12 month LIBOR +
1.620%), 03/01/2047 (A)	1,589,413	1,595,341
3.230%, (12 month LIBOR +
1.620%), 06/01/2047 (A)	1,603,898	1,606,507
3.500%, 10/01/2026 to 02/01/2048	37,055,827	37,209,529
3.750%, (12 month LIBOR +
1.620%), 07/01/2048 (A)(C)	1,213,000	1,240,211
4.000%, TBA (D)	2,300,000	2,344,712
4.000%, 07/01/2029 to 06/01/2048	74,135,034	76,165,016
4.500%, TBA (D)	8,000,000	8,302,625
4.500%, 05/01/2034 to 01/01/2048	5,624,449	5,910,291
5.000%, TBA (D)	3,800,000	4,010,981
5.000%, 07/01/2044 to 08/01/2056	10,015,492	10,705,248
Government National
Mortgage Association
3.000%, 02/20/2045 to 12/20/2046	14,232,707	13,970,261
3.500%, 04/20/2046 to 01/20/2048	16,739,794	16,812,566
4.000%, 12/20/2047 to 04/20/2048	4,138,581	4,248,961
4.500%, TBA (D)	24,100,000	24,986,676
4.500%, 05/20/2045 to 06/20/2048	7,525,798	7,849,138
5.000%, TBA (D)	9,900,000	10,388,034
5.000%, 12/20/2039 to 07/20/2048	31,262,341	32,895,447
		299,504,575
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $655,411,285)		$645,566,408

FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Chile – 0.2%
Republic of Chile
3.240%, 02/06/2028	2,190,000	2,090,355
Indonesia – 0.2%
Republic of Indonesia
2.950%, 01/11/2023	2,345,000	2,225,030

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel – 0.0%
Government of Israel
4.125%, 01/17/2048	$390,000	$367,373
Japan – 0.2%
Japan Bank for International Cooperation
2.250%, 02/24/2020	1,984,000	1,964,544
Mexico – 0.1%
Government of Mexico
4.600%, 02/10/2048	964,000	886,880
5.750%, 10/12/2099	275,000	270,738
		1,157,618
Paraguay – 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (E)	966,000	987,735
Qatar – 0.0%
Government of Qatar
4.500%, 04/23/2028 (E)	465,000	468,936
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
4.000%, 04/17/2025 (E)	420,000	417,874
5.000%, 04/17/2049 (E)	830,000	805,098
		1,222,972
South Korea – 0.2%
Export-Import Bank of Korea
2.500%, 11/01/2020	800,000	783,962
3.000%, 11/01/2022	1,344,000	1,307,078
		2,091,040
Uruguay – 0.0%
Republic of Uruguay
4.975%, 04/20/2055	560,000	543,200
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $13,473,973)		$13,118,803

CORPORATE BONDS – 22.9%
Consumer discretionary – 1.4%
CBS Corp.
2.500%, 02/15/2023	630,000	592,008
Charter Communications Operating LLC
3.750%, 02/15/2028	468,000	423,681
4.200%, 03/15/2028 (F)	727,000	680,336
4.464%, 07/23/2022	445,000	449,958
5.375%, 04/01/2038 to 05/01/2047	574,000	525,452
5.750%, 04/01/2048	1,135,000	1,098,022
Comcast Corp.
3.550%, 05/01/2028 (F)	1,470,000	1,403,302
4.000%, 03/01/2048	420,000	369,712
Discovery Communications LLC
3.950%, 03/20/2028	468,000	443,027
4.875%, 04/01/2043	495,000	458,604
Dollar Tree, Inc.
4.200%, 05/15/2028	45,000	43,427
Ford Motor Company
5.291%, 12/08/2046	1,462,000	1,356,144
Ford Motor Credit Company LLC
3.815%, 11/02/2027 (F)	1,295,000	1,198,069
4.140%, 02/15/2023	1,362,000	1,359,766
General Motors Company
5.150%, 04/01/2038	870,000	827,996
5.400%, 04/01/2048	468,000	443,945
General Motors Financial Company, Inc.
4.150%, 06/19/2023	1,050,000	1,049,570
Lennar Corp.
4.750%, 11/29/2027	1,180,000	1,102,946

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
McDonald’s Corp.
4.450%, 03/01/2047	$65,000	$64,493
The Brooklyn Union Gas Company
4.273%, 03/15/2048 (E)	423,000	420,010
Time Warner Cable LLC
6.550%, 05/01/2037	305,000	323,379
Warner Media LLC
3.800%, 02/15/2027	655,000	619,320
4.850%, 07/15/2045	630,000	573,453
		15,826,620
Consumer staples – 2.2%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 04/15/2058	682,000	665,551
BAT Capital Corp.
2.297%, 08/14/2020 (E)	660,000	645,739
2.764%, 08/15/2022 (E)	855,000	819,614
3.222%, 08/15/2024 (E)	864,000	818,066
4.540%, 08/15/2047 (E)	541,000	504,761
Church & Dwight Company, Inc.
2.450%, 08/01/2022	350,000	335,308
3.150%, 08/01/2027	574,000	532,392
3.950%, 08/01/2047	360,000	324,388
Constellation Brands, Inc.
3.200%, 02/15/2023	970,000	943,529
3.600%, 02/15/2028	990,000	935,350
Costco Wholesale Corp.
2.750%, 05/18/2024	945,000	914,805
3.000%, 05/18/2027	1,507,000	1,438,113
General Mills, Inc.
3.700%, 10/17/2023	945,000	935,026
4.550%, 04/17/2038	600,000	572,175
4.700%, 04/17/2048 (F)	502,000	479,685
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,351,000	1,340,192
4.000%, 06/15/2023	1,851,000	1,844,856
4.375%, 06/01/2046	1,470,000	1,270,710
4.625%, 01/30/2029	1,011,000	999,659
Reynolds American, Inc.
5.850%, 08/15/2045	843,000	921,291
Walmart, Inc.
3.125%, 06/23/2021	2,554,000	2,566,470
3.400%, 06/26/2023	2,448,000	2,465,371
3.550%, 06/26/2025 (F)	877,000	882,396
3.700%, 06/26/2028	2,032,000	2,045,368
3.950%, 06/28/2038	323,000	322,753
4.050%, 06/29/2048	554,000	554,380
		26,077,948
Energy – 2.7%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	700,000	674,277
4.850%, 03/15/2021	488,000	502,170
Andeavor Logistics LP
3.500%, 12/01/2022	530,000	517,690
5.200%, 12/01/2047	680,000	655,389
Cenovus Energy, Inc.
5.400%, 06/15/2047	262,000	256,307
Chevron Corp.
2.954%, 05/16/2026	410,000	393,211
Cimarex Energy Company
3.900%, 05/15/2027	420,000	403,138
4.375%, 06/01/2024	1,495,000	1,506,763
Concho Resources, Inc.
3.750%, 10/01/2027	793,000	761,708
4.300%, 08/15/2028	845,000	843,869

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Concho Resources, Inc. (continued)
4.875%, 10/01/2047	$205,000	$206,502
Continental Resources, Inc.
4.900%, 06/01/2044	450,000	440,392
Ecopetrol SA
5.875%, 05/28/2045	295,000	279,793
Enbridge Energy Partners LP
7.375%, 10/15/2045	245,000	311,504
Enbridge, Inc.
2.900%, 07/15/2022	1,044,000	1,013,724
Encana Corp.
6.500%, 02/01/2038	670,000	786,495
6.625%, 08/15/2037	400,000	473,475
Energy Transfer Partners LP
5.800%, 06/15/2038	210,000	207,720
6.000%, 06/15/2048	841,000	838,317
6.125%, 12/15/2045	802,000	801,543
Enterprise Products Operating LLC
4.250%, 02/15/2048	887,000	824,599
4.850%, 03/15/2044	228,000	226,797
4.900%, 05/15/2046	95,000	95,112
5.100%, 02/15/2045	300,000	308,618
Hess Corp.
5.600%, 02/15/2041	175,000	175,707
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	485,000	470,440
Kinder Morgan, Inc.
3.150%, 01/15/2023	1,009,000	973,745
5.000%, 02/15/2021 (E)	1,331,000	1,377,837
Marathon Petroleum Corp.
4.750%, 09/15/2044	180,000	171,125
5.000%, 09/15/2054	310,000	285,438
Occidental Petroleum Corp.
4.200%, 03/15/2048	660,000	656,927
Petroleos Mexicanos
2.378%, 04/15/2025	962,500	940,227
2.460%, 12/15/2025	2,430,750	2,374,605
5.350%, 02/12/2028 (E)	1,090,000	1,028,960
6.350%, 02/12/2048 (E)	445,000	402,725
6.500%, 03/13/2027	750,000	767,250
6.750%, 09/21/2047	520,000	494,260
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/2022 (E)	1,625,000	1,575,234
Schlumberger Holdings Corp.
4.000%, 12/21/2025 (E)	1,703,000	1,696,769
Shell International Finance BV
4.000%, 05/10/2046	241,000	233,208
TransCanada PipeLines, Ltd.
4.250%, 05/15/2028	935,000	937,570
4.750%, 05/15/2038	379,000	378,607
Valero Energy Corp.
4.900%, 03/15/2045	259,000	261,852
Western Gas Partners LP
5.300%, 03/01/2048	1,165,000	1,069,736
5.450%, 04/01/2044	205,000	193,156
Williams Partners LP
3.750%, 06/15/2027	1,348,000	1,272,340
4.850%, 03/01/2048	500,000	475,982
		31,542,813
Financials – 6.1%
AerCap Ireland Capital DAC
3.500%, 01/15/2025	1,265,000	1,186,467
American Express Company
3.400%, 02/27/2023	2,150,000	2,126,642

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
6.250%, 05/01/2036	$525,000	$598,437
Banco Santander SA
3.800%, 02/23/2028	800,000	730,417
4.250%, 04/11/2027	640,000	608,107
4.379%, 04/12/2028	1,200,000	1,146,902
Bank of America Corp.
3.248%, 10/21/2027	1,260,000	1,173,818
3.300%, 01/11/2023	1,204,000	1,185,958
4.000%, 04/01/2024	1,084,000	1,093,068
4.450%, 03/03/2026	678,000	679,452
Bank of America Corp. (2.738% to
1-23-21, then 3 month LIBOR +
0.370%) 01/23/2022	1,290,000	1,267,640
Bank of America Corp. (3.366% to
1-23-25, then 3 month LIBOR +
0.810%) 01/23/2026	416,000	400,168
Bank of America Corp. (3.593% to
7-21-27, then 3 month LIBOR +
1.370%) 07/21/2028	2,655,000	2,533,858
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 04/24/2038	941,000	913,013
BNP Paribas SA
3.375%, 01/09/2025 (E)	822,000	776,390
3.500%, 03/01/2023 (E)	1,785,000	1,739,278
Brighthouse Financial, Inc.
3.700%, 06/22/2027	445,000	396,027
Capital One Financial Corp.
2.400%, 10/30/2020	860,000	838,793
3.200%, 01/30/2023	607,000	589,282
4.250%, 04/30/2025	1,494,000	1,488,534
Capital One NA
2.650%, 08/08/2022	481,000	461,401
Citigroup, Inc.
3.200%, 10/21/2026	420,000	390,792
4.125%, 07/25/2028	416,000	398,112
4.450%, 09/29/2027	1,655,000	1,628,305
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023	425,000	409,702
Citigroup, Inc. (3.142% to 1-24-22, then
3 month LIBOR + 0.722%)
01/24/2023	629,000	616,065
Citigroup, Inc. (3.878% to 1-24-38, then
3 month LIBOR + 1.168%)
01/24/2039	325,000	296,296
Citigroup, Inc. (4.044% to 6-1-23, then 3
month LIBOR + 1.023%) 06/01/2024	3,190,000	3,206,901
Citigroup, Inc. (4.075% to 4-23-28, then
3 month LIBOR + 1.192%)
04/23/2029	428,000	419,913
Credit Agricole SA
3.750%, 04/24/2023 (E)	1,255,000	1,229,172
Danske Bank A/S
3.875%, 09/12/2023 (E)	980,000	972,044
4.000%, 06/12/2028 (E)	905,000	900,218
DNB Bank ASA
2.125%, 10/02/2020 (E)	2,330,000	2,272,098
Dollar General Corp.
4.125%, 05/01/2028	1,071,000	1,049,689
HSBC Holdings PLC
2.650%, 01/05/2022	528,000	511,096

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (3.950% to
5-18-23, then 3 month LIBOR +
0.987%) 05/18/2024	$856,000	$853,621
HSBC Holdings PLC (4.583% to
6-19-28, then 3 month LIBOR +
1.535%) 06/19/2029	775,000	782,464
Intesa Sanpaolo SpA
3.875%, 07/14/2027 to 01/12/2028 (E)	3,579,000	3,077,956
4.375%, 01/12/2048 (E)	330,000	256,676
JPMorgan Chase & Co.
2.295%, 08/15/2021	693,000	669,460
2.950%, 10/01/2026	1,963,000	1,822,761
JPMorgan Chase & Co. (3.514% to
6-18-21, then 3 month LIBOR +
0.610%) 06/18/2022	2,103,000	2,104,459
JPMorgan Chase & Co. (3.559% to
4-23-23, then 3 month LIBOR +
0.730%) 04/23/2024	1,274,000	1,261,605
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 07/24/2038	1,685,000	1,558,055
JPMorgan Chase & Co. (4.005% to
4-23-28, then 3 month LIBOR +
1.120%) 04/23/2029	635,000	626,790
JPMorgan Chase & Co. (4.260% to
2-22-47, then 3 month LIBOR +
1.580%) 02/22/2048	464,000	436,390
Lloyds Banking Group PLC
4.344%, 01/09/2048	775,000	664,540
4.375%, 03/22/2028	1,790,000	1,767,588
Markel Corp.
3.500%, 11/01/2027	605,000	561,351
MetLife, Inc.
4.600%, 05/13/2046	530,000	536,647
Morgan Stanley
2.625%, 11/17/2021	1,179,000	1,144,477
2.750%, 05/19/2022	5,000	4,842
Morgan Stanley (3.971% to 7-22-37,
then 3 month LIBOR + 1.455%)
07/22/2038	652,000	603,722
PNC Bank NA
2.500%, 01/22/2021	1,410,000	1,384,166
3.500%, 06/08/2023	2,100,000	2,102,321
Prudential Financial, Inc.
3.878%, 03/27/2028	670,000	661,953
4.600%, 05/15/2044	215,000	216,995
Synchrony Financial
3.950%, 12/01/2027	1,785,000	1,646,041
The Bank of New York Mellon Corp.
3.300%, 08/23/2029	210,000	195,134
The Goldman Sachs Group, Inc.
3.500%, 11/16/2026	623,000	586,789
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%) 05/01/2029	1,285,000	1,265,436
The Goldman Sachs Group, Inc. (4.411%
to 4-23-38, then 3 month LIBOR +
1.430%) 04/23/2039	1,165,000	1,116,453
The Progressive Corp.
4.200%, 03/15/2048	861,000	849,955
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (E)	2,085,000	2,008,161
3.491%, 05/23/2023 (E)	945,000	923,530
Voya Financial, Inc.
3.125%, 07/15/2024	924,000	872,504

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Voya Financial, Inc. (continued)
4.800%, 06/15/2046	$340,000	$330,414
XLIT, Ltd.
5.250%, 12/15/2043	416,000	457,097
5.500%, 03/31/2045	350,000	363,087
6.250%, 05/15/2027	520,000	594,213
		70,541,708
Health care – 3.1%
Abbott Laboratories
3.750%, 11/30/2026	959,000	942,285
4.900%, 11/30/2046	716,000	766,075
AbbVie, Inc.
2.500%, 05/14/2020	1,660,000	1,639,427
3.200%, 05/14/2026	180,000	167,856
4.450%, 05/14/2046	166,000	158,610
4.500%, 05/14/2035	270,000	264,594
Allergan Finance LLC
4.625%, 10/01/2042	198,000	183,594
Anthem, Inc.
2.950%, 12/01/2022	985,000	956,331
Bayer US Finance II LLC
3.500%, 06/25/2021 (E)	1,235,000	1,237,363
3.875%, 12/15/2023 (E)	1,514,000	1,513,497
Becton, Dickinson and Company
2.404%, 06/05/2020	1,450,000	1,423,922
2.894%, 06/06/2022	1,210,000	1,170,023
3.700%, 06/06/2027	1,025,000	969,130
4.685%, 12/15/2044	860,000	832,937
Celgene Corp.
2.750%, 02/15/2023	1,632,000	1,558,461
2.875%, 02/19/2021	445,000	439,008
4.350%, 11/15/2047	270,000	238,380
4.550%, 02/20/2048	632,000	576,669
CVS Health Corp.
4.100%, 03/25/2025	1,063,000	1,057,175
4.300%, 03/25/2028 (F)	874,000	861,781
4.780%, 03/25/2038	779,000	770,009
5.050%, 03/25/2048	923,000	932,227
GlaxoSmithKline Capital, Inc.
3.375%, 05/15/2023	2,134,000	2,134,173
3.625%, 05/15/2025	555,000	553,940
Johnson & Johnson
2.625%, 01/15/2025	450,000	430,832
3.400%, 01/15/2038	910,000	858,867
3.500%, 01/15/2048	505,000	470,660
Mylan, Inc.
4.550%, 04/15/2028 (E)(F)	506,000	494,298
Sanofi
3.375%, 06/19/2023	1,892,000	1,893,314
3.625%, 06/19/2028 (F)	2,102,000	2,089,469
Stryker Corp.
3.375%, 11/01/2025	673,000	646,309
3.650%, 03/07/2028	1,254,000	1,219,358
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	615,000	567,944
3.200%, 08/15/2027	1,215,000	1,135,432
UnitedHealth Group, Inc.
3.150%, 06/15/2021	928,000	928,644
3.500%, 06/15/2023	2,088,000	2,089,680
3.850%, 06/15/2028 (F)	1,477,000	1,478,684
4.250%, 06/15/2048	633,000	633,426
		36,284,384

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials – 1.9%
Air Lease Corp.
3.625%, 04/01/2027 to 12/01/2027	$2,275,000	$2,080,591
Burlington Northern Santa Fe LLC
4.050%, 06/15/2048	650,000	627,948
Delta Air Lines, Inc.
3.800%, 04/19/2023	1,254,000	1,238,789
4.375%, 04/19/2028	805,000	775,830
ERAC USA Finance LLC
4.500%, 02/15/2045 (E)	205,000	193,096
FedEx Corp.
4.400%, 01/15/2047	278,000	263,005
4.550%, 04/01/2046	750,000	727,184
General Dynamics Corp.
2.875%, 05/11/2020	1,880,000	1,881,397
3.000%, 05/11/2021	1,420,000	1,415,332
3.375%, 05/15/2023	1,195,000	1,197,010
General Electric Company
4.500%, 03/11/2044	420,000	411,453
5.875%, 01/14/2038	568,000	644,502
John Deere Capital Corp.
2.650%, 06/24/2024	1,020,000	971,254
Mexico City Airport Trust
5.500%, 07/31/2047 (E)(F)	1,105,000	984,555
Northrop Grumman Corp.
2.080%, 10/15/2020	995,000	972,429
2.550%, 10/15/2022	1,476,000	1,421,279
3.250%, 08/01/2023 to 01/15/2028	2,015,000	1,957,223
4.030%, 10/15/2047	313,000	293,206
Penske Truck Leasing Company LP
3.950%, 03/10/2025 (E)	946,000	934,798
4.125%, 08/01/2023 (E)	1,681,000	1,685,456
The Boeing Company
3.250%, 03/01/2028	182,000	177,641
3.550%, 03/01/2038	365,000	349,110
3.625%, 03/01/2048	295,000	276,178
Valmont Industries, Inc.
5.000%, 10/01/2044	425,000	401,897
5.250%, 10/01/2054	816,000	755,534
		22,636,697
Information technology – 1.0%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027	279,000	259,852
4.000%, 12/06/2037	225,000	208,943
4.200%, 12/06/2047	396,000	360,187
4.400%, 12/06/2057	330,000	304,705
Apple, Inc.
2.850%, 05/11/2024	834,000	807,117
3.200%, 05/11/2027	1,280,000	1,234,685
3.750%, 11/13/2047	861,000	807,920
4.250%, 02/09/2047	851,000	862,391
4.375%, 05/13/2045	435,000	449,707
Dell International LLC
6.020%, 06/15/2026 (E)	205,000	215,511
8.350%, 07/15/2046 (E)	332,000	399,585
Hewlett Packard Enterprise Company
6.350%, 10/15/2045	857,000	846,048
Microsoft Corp.
2.000%, 08/08/2023	1,120,000	1,057,868
4.100%, 02/06/2037	715,000	744,447
4.250%, 02/06/2047	1,239,000	1,313,146
Oracle Corp.
2.625%, 02/15/2023	585,000	566,415
2.950%, 11/15/2024	313,000	301,636
3.800%, 11/15/2037	319,000	301,535

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
4.000%, 11/15/2047	$262,000	$247,205
		11,288,903
Materials – 0.9%
Barrick North America Finance LLC
5.700%, 05/30/2041	517,000	573,116
CF Industries, Inc.
3.400%, 12/01/2021 (E)	1,322,000	1,299,208
4.500%, 12/01/2026 (E)	1,340,000	1,330,039
Fibria Overseas Finance, Ltd.
5.250%, 05/12/2024	135,000	135,716
International Paper Company
5.150%, 05/15/2046	1,035,000	1,052,279
Southern Copper Corp.
5.875%, 04/23/2045	530,000	563,585
7.500%, 07/27/2035	160,000	195,046
Syngenta Finance NV
5.182%, 04/24/2028 (E)	380,000	366,875
5.676%, 04/24/2048 (E)	280,000	261,601
The Royal Bank of Scotland Group PLC
(4.892% to 5-18-28, then 3 month
LIBOR + 1.754%) 05/18/2029	1,145,000	1,139,304
The Sherwin-Williams Company
2.750%, 06/01/2022	1,065,000	1,030,769
3.450%, 06/01/2027	444,000	419,072
4.500%, 06/01/2047	415,000	395,758
Vale Overseas, Ltd.
6.250%, 08/10/2026	750,000	812,250
Vulcan Materials Company
4.500%, 06/15/2047	515,000	467,197
		10,041,815
Real estate – 1.1%
American Tower Corp.
3.600%, 01/15/2028	1,345,000	1,245,738
Boston Properties LP
3.200%, 01/15/2025	168,000	159,872
Brandywine Operating Partnership LP
3.950%, 11/15/2027	416,000	395,090
DDR Corp.
4.250%, 02/01/2026	176,000	171,819
4.625%, 07/15/2022	1,288,000	1,320,488
Mid-America Apartments LP
3.600%, 06/01/2027	456,000	436,885
3.750%, 06/15/2024	1,064,000	1,048,911
4.000%, 11/15/2025	550,000	544,908
4.300%, 10/15/2023	497,000	505,319
Public Storage
2.370%, 09/15/2022	1,247,000	1,197,155
3.094%, 09/15/2027	1,006,000	946,054
Regency Centers LP
3.600%, 02/01/2027	460,000	436,952
4.125%, 03/15/2028	531,000	524,697
STORE Capital Corp.
4.500%, 03/15/2028	1,679,000	1,641,913
Tanger Properties LP
3.750%, 12/01/2024	527,000	505,749
3.875%, 12/01/2023	609,000	594,879
Washington Prime Group LP
5.950%, 08/15/2024	445,000	428,740
WEA Finance LLC
3.150%, 04/05/2022 (E)	1,080,000	1,058,799
		13,163,968

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services – 0.9%
AT&T, Inc.
3.400%, 05/15/2025	$213,000	$200,318
4.900%, 08/15/2037 (E)	282,000	267,433
5.150%, 02/15/2050 (E)	452,000	421,430
5.250%, 03/01/2037	818,000	805,875
5.450%, 03/01/2047	875,000	858,253
Telefonica Emisiones SAU
5.213%, 03/08/2047	365,000	351,564
Verizon Communications, Inc.
4.125%, 08/15/2046	1,264,000	1,078,900
4.272%, 01/15/2036	435,000	401,038
4.329%, 09/21/2028 (E)	672,000	666,536
4.400%, 11/01/2034	1,550,000	1,444,731
5.500%, 03/16/2047	946,000	990,523
Vodafone Group PLC
3.750%, 01/16/2024	2,125,000	2,106,038
4.375%, 05/30/2028	896,000	884,346
5.250%, 05/30/2048	335,000	334,220
		10,811,205
Utilities – 1.6%
Alliant Energy Finance LLC
4.250%, 06/15/2028 (E)	1,146,000	1,145,236
American Transmission Systems, Inc.
5.000%, 09/01/2044 (E)	236,000	258,732
Appalachian Power Company
3.300%, 06/01/2027	715,000	686,636
Baltimore Gas & Electric Company
3.750%, 08/15/2047	78,000	73,003
Broadcom Corp.
3.500%, 01/15/2028	1,064,000	968,570
Commonwealth Edison Company
3.750%, 08/15/2047	295,000	276,055
4.000%, 03/01/2048	508,000	496,485
Dominion Energy, Inc.
1.600%, 08/15/2019	880,000	866,422
2.000%, 08/15/2021	625,000	595,938
Duke Energy Corp.
1.800%, 09/01/2021	940,000	899,298
Duke Energy Florida LLC
4.200%, 07/15/2048	840,000	845,665
Duquesne Light Holdings, Inc.
3.616%, 08/01/2027 (E)	1,265,000	1,198,458
Electricite de France SA
6.000%, 01/22/2114 (E)	829,000	864,100
Georgia Power Company
4.300%, 03/15/2042	230,000	229,374
Indiana Michigan Power Company
4.550%, 03/15/2046	465,000	481,387
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	1,116,000	1,081,688
Mid-Atlantic Interstate
Transmission LLC
4.100%, 05/15/2028 (E)	851,000	850,535
Northern States Power Company
3.600%, 09/15/2047	523,000	481,690
Pacific Gas & Electric Company
3.300%, 12/01/2027	1,086,000	974,781
3.950%, 12/01/2047	159,000	135,903
PECO Energy Company
3.150%, 10/15/2025	462,000	448,030
Public Service Company of Colorado
3.700%, 06/15/2028	210,000	210,906
4.100%, 06/15/2048	84,000	84,375
Sempra Energy
2.900%, 02/01/2023	450,000	436,711

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Sempra Energy (continued)
4.000%, 02/01/2048	$1,577,000	$1,416,142
South Carolina Electric & Gas Company
5.100%, 06/01/2065	159,000	160,095
Southern California Edison Company
4.125%, 03/01/2048	328,000	310,064
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	670,000	629,776
Southwestern Electric Power Company
2.750%, 10/01/2026	217,000	199,101
3.850%, 02/01/2048	565,000	521,697
3.900%, 04/01/2045	314,000	296,143
Southwestern Public Service Company
3.700%, 08/15/2047	208,000	191,338
The Southern Company
3.250%, 07/01/2026	305,000	286,196
Union Electric Company
4.000%, 04/01/2048	164,000	160,688
		18,761,218
TOTAL CORPORATE BONDS
(Cost $273,564,480)		$266,977,279

MUNICIPAL BONDS – 0.6%
County of Clark (Nevada)
6.820%, 07/01/2045	750,000	1,092,780
Los Angeles Community College District
(California)
6.750%, 08/01/2049	1,100,000	1,601,622
North Texas Tollway Authority
6.718%, 01/01/2049	1,026,000	1,456,592
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	1,501,000	1,594,167
State of California
7.600%, 11/01/2040	330,000	496,310
The Ohio State University
4.800%, 12/31/2099	464,000	505,635
TOTAL MUNICIPAL BONDS (Cost $6,445,847)		$6,747,106

COLLATERALIZED MORTGAGE
OBLIGATIONS – 12.0%
Commercial and residential – 4.2%
Benchmark Mortgage Trust
Series 2018-B1, Class ASB,
3.602%, 01/15/2051 (G)	360,000	359,995
Series 2018-B4, Class A5,
4.121%, 07/15/2051	451,000	464,103
CD Mortgage Trust
Series 2016-CD1, Class A1,
1.443%, 08/10/2049	318,096	309,657
Series 2016-CD1, Class ASB,
2.622%, 08/10/2049	1,138,000	1,083,936
Series 2017-CD4, Class ASB,
3.317%, 05/10/2050	508,000	503,358
Series 2017-CD6, Class ASB,
3.332%, 11/13/2050	1,197,000	1,183,749
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1,
1.793%, 01/10/2048	497,205	489,589
Series 2016-C4, Class A4,
3.283%, 05/10/2058	675,000	653,247
Series 2016-C4, Class ASB,
3.091%, 05/10/2058	637,000	622,605
Series 2016-C7, Class A2,
3.585%, 12/10/2054	672,000	662,272

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
CFCRE Commercial
Mortgage Trust (continued)
Series 2016-C7, Class A3,
3.839%, 12/10/2054	$502,000	$502,996
Series 2017-C8, Class A1,
1.965%, 06/15/2050	355,752	348,167
Series 2017-C8, Class A4,
3.572%, 06/15/2050	383,000	377,565
Series 2017-C8, Class ASB,
3.367%, 06/15/2050	529,000	522,475
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class AS
3.457%, 04/10/2048	281,000	276,072
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	531,956	521,316
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	150,326	147,289
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	317,214	317,360
Series 2013-CR11, Class A1,
1.468%, 08/10/2050	81,207	80,943
Series 2013-CR12, Class A3,
3.765%, 10/10/2046	312,000	316,795
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	519,000	533,747
Series 2013-CR6, Class A2,
2.122%, 03/10/2046	196,866	196,720
Series 2014-UBS4, Class AM,
3.968%, 08/10/2047	650,000	649,064
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	948,000	950,314
Series 2016-COR1, Class ASB,
2.972%, 10/10/2049	505,000	489,416
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class A3
4.228%, 05/10/2051	820,000	847,960
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2015-DC1, Class A5
3.350%, 02/10/2048	677,000	669,101
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	358,000	360,569
Commercial Mortgage Trust (Deutsche
Bank AG/UBS)
Series 2014-UBS2, Class A5
3.961%, 03/10/2047	180,000	183,891
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	678,000	680,339
Series 2015-C4, Class A4,
3.808%, 11/15/2048	1,728,000	1,741,634
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	261,000	261,017
Series 2018-CX11, Class A5,
4.033%, 04/15/2051 (G)	925,000	940,572
DBJPM Mortgage Trust
Series 2017-C6, Class ASB
3.121%, 06/10/2050	298,000	289,642

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GreenPoint Mortgage Funding Trust
Series 2006-AR6, Class A1A (1 month
LIBOR + 0.080%),
1.977%, 10/25/2046 (A)	$33	$33
Series 2006-AR8, Class 1A1A (1
month LIBOR + 0.080%),
1.977%, 01/25/2047 (A)	2	44
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	167,922	167,749
Series 2013-GC16, Class A2,
3.033%, 11/10/2046	880,707	880,624
Series 2014-GC18, Class A3,
3.801%, 01/10/2047	447,000	455,581
Series 2015-GC35, Class A4,
3.506%, 10/10/2048	594,000	589,553
Series 2016-GS3, Class A4,
2.850%, 10/10/2049	508,000	477,766
Series 2016-GS3, Class AAB,
2.777%, 10/10/2049	762,000	738,169
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust
Series 2010-1, Class A1
5.314%, 01/25/2051 (E)	2,708,830	2,870,009
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C15, Class A2,
2.977%, 11/15/2045	473,186	473,234
Series 2014-C21, Class A5,
3.775%, 08/15/2047	1,115,000	1,130,195
Series 2014-C23, Class A4,
3.670%, 09/15/2047	567,000	571,483
Series 2015-C28, Class A2,
2.773%, 10/15/2048	470,000	467,998
Series 2015-C28, Class A3,
2.912%, 10/15/2048	2,646,000	2,552,165
Series 2015-C28, Class A4,
3.227%, 10/15/2048	751,000	734,983
Series 2018-C8, Class ASB,
4.145%, 06/15/2051	561,000	579,210
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP5, Class ASB,
3.549%, 03/15/2050	1,441,000	1,437,882
Series 2017-JP6, Class ASB,
3.283%, 07/15/2050	563,000	552,508
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C5, Class ASB
3.492%, 03/15/2050	202,000	200,716
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (E)	1,295,593	1,315,535
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (E)	165,219	165,051
Series 2012-CBX, Class A4,
3.483%, 06/15/2045	813,000	815,954
Series 2013-C13, Class A2,
2.665%, 01/15/2046	494,526	493,843
Series 2014-C20, Class A2,
2.872%, 07/15/2047	450,000	449,830

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2014-C20, Class A5,
3.805%, 07/15/2047	$55,000	$55,678
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	605,000	613,317
Series 2016-JP2, Class A1,
1.324%, 08/15/2049	626,773	613,833
Series 2016-JP2, Class ASB,
2.713%, 08/15/2049	688,000	663,196
JPMorgan Mortgage Trust
Series 2016-5, Class A1,
2.600%, 12/25/2046 (E)(G)	2,596,175	2,555,280
Series 2017-5, Class A1,
3.173%, 10/26/2048 (E)(G)	853,171	841,629
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C9, Class A2,
1.970%, 05/15/2046	10,774	10,762
Series 2015-C25, Class A5,
3.635%, 10/15/2048	618,000	617,331
Series 2015-C27, Class A4,
3.753%, 12/15/2047	151,000	151,958
Series 2016-C28, Class A4,
3.544%, 01/15/2049	328,000	325,458
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A3,
3.540%, 12/15/2048	473,000	469,919
Series 2016-UB11, Class A1,
1.445%, 08/15/2049	849,854	831,951
Series 2016-UB11, Class ASB,
2.606%, 08/15/2049	579,000	554,077
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	518,219	508,532
Morgan Stanley Capital I, Inc.
Series 2018-H3, Class A5
4.177%, 07/15/2051	903,000	930,037
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4,
3.679%, 12/15/2050	356,000	352,048
Series 2018-C, Class A4,
4.117%, 03/15/2051 (G)	931,000	952,291
Series 2018-C10, Class A4,
4.313%, 05/15/2051	456,000	473,080
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2, Class A4
3.525%, 05/10/2063	779,000	783,508
		48,961,475
U.S. Government Agency – 7.8%
Federal Home Loan Mortgage Corp.
Series 360, Class 300,
3.000%, 11/15/2047	2,489,395	2,424,796
Series 3838, Class QE,
3.500%, 01/15/2029	145,704	145,807
Series 4425, Class A,
4.000%, 09/15/2040	869,528	894,593
Series 4576, Class HN,
3.500%, 08/15/2041	2,167,060	2,183,924
Series 4640, Class LD,
4.000%, 09/15/2043	3,493,393	3,590,092
Series 4700, Class QJ,
4.000%, 07/15/2044	2,730,371	2,819,940

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series 4705, Class A,
4.500%, 09/15/2042	$1,822,451	$1,917,676
Series 4742, Class PA,
3.000%, 10/15/2047	8,052,507	7,839,267
Series 4759, Class E,
3.500%, 09/15/2041	1,996,577	2,009,517
Series 4763, Class CA,
3.000%, 09/15/2038	461,857	458,258
Series 4767 KA, Class KA,
3.000%, 03/15/2048	2,367,549	2,345,723
Series 4782, Class BA,
4.500%, 11/15/2044	2,890,781	3,003,151
Series 4786, Class DP,
4.500%, 07/15/2042	1,278,551	1,326,159
Series 4787, Class AK,
3.000%, 05/15/2048	2,876,656	2,782,211
Series 4796, Class AK,
3.000%, 05/15/2048	4,249,677	4,095,836
Series 4802, Class A,
3.000%, 06/15/2048	4,022,625	3,881,141
Federal National Mortgage Association
Series 1998-61, Class PL,
6.000%, 11/25/2028	456	493
Series 2011-43, Class AN,
3.500%, 12/25/2028	26,131	26,090
Series 2013-30, Class CA,
1.500%, 04/25/2043	510,951	472,515
Series 2014-40, Class EP,
3.500%, 10/25/2042	800,058	809,271
Series 2015-18, Class HE,
4.000%, 09/25/2041	28,293	29,178
Series 2016-59, Class CA,
3.500%, 09/25/2043	3,790,192	3,809,063
Series 2017-13, Class PA,
3.000%, 08/25/2046	1,430,546	1,412,785
Series 2017-M13, Class A2,
2.939%, 09/25/2027 (G)	959,000	921,753
Series 2017-M7, Class A2,
2.961%, 02/25/2027 (G)	423,000	407,863
Series 2018-12, Class P,
3.000%, 03/25/2046	1,472,469	1,443,051
Series 2018-14, Class KC,
3.000%, 03/25/2048	2,503,788	2,479,343
Series 2018-15, Class AB,
3.000%, 03/25/2048	579,919	574,975
Series 2018-15, Class CA,
3.000%, 03/25/2048	567,307	561,095
Series 2018-38, Class LA,
3.000%, 06/25/2048	4,226,236	4,067,896
Series 2018-38, Class PA,
3.500%, 06/25/2047	7,443,799	7,436,263
Series 2018-43, Class CT,
3.000%, 06/25/2048	4,022,948	3,880,005
Series 2018-44, Class PA,
3.500%, 06/25/2044	2,965,146	2,978,537
Series 2018-45, Class GA,
3.000%, 06/25/2048	8,720,367	8,455,522
Series 2018-50, Class BA,
3.000%, 07/25/2048	8,609,000	8,330,252

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association
Series 2012-141, Class WA
4.527%, 11/16/2041 (G)	$418,114	$441,833
		90,255,874
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $141,196,133)		$139,217,349

ASSET BACKED SECURITIES – 14.8%
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	590,000	588,211
Series 2015-2, Class A4
1.840%, 06/15/2020	482,000	480,223
Series 2018-1, Class A4
2.530%, 02/15/2023	547,000	540,503
Series 2018-2, Class A4
3.090%, 06/15/2023	1,217,000	1,217,223
Series 2018-3, Class A4
3.120%, 07/17/2023	752,000	751,865
Ally Master Owner Trust
Series 2018-2, Class A
3.290%, 05/15/2023	684,000	685,625
Americredit Automobile Receivables
Trust
Series 2018-1, Class A3
3.070%, 12/19/2022	526,000	525,969
Avis Budget Rental Car Funding
AESOP LLC
Series 2016-2A, Class A
2.720%, 11/20/2022 (E)	649,000	633,499
Capital Auto Receivables Asset Trust
Series 2015-4, Class A4
2.010%, 07/20/2020	958,000	955,020
Series 2016-2, Class A4
1.980%, 10/20/2020	765,000	761,512
Series 2016-3, Class A4
1.690%, 03/20/2021	601,000	594,082
Series 2018-1, Class A4
2.930%, 06/20/2022 (E)	1,474,000	1,468,227
Citibank Credit Card Issuance Trust
Series 2018-A2, Class A2 (1 month
LIBOR + 0.330%)
2.278%, 01/21/2025 (A)	2,281,000	2,283,044
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month
LIBOR + 1.650%)
3.547%, 11/26/2046 (A)(E)	988,231	1,009,097
Series 2018-A, Class A2
4.130%, 12/26/2047 (E)	632,000	634,465
Discover Card Execution Note Trust
Series 2017-A2 , Class A2
2.390%, 07/15/2024	1,271,000	1,241,249
Ford Credit Auto Owner Trust
Series 2015-A, Class A4
1.640%, 06/15/2020	629,000	627,271
Series 2017-A, Class A4
1.920%, 04/15/2022	1,687,000	1,651,869
Series 2018-1, Class A
3.190%, 07/15/2031 (E)	1,869,000	1,838,614
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.730%, 03/25/2021 (E)	3,276,000	3,240,478

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing
II LP (continued)
Series 2015-3A, Class A
2.670%, 09/25/2021 (E)	$2,311,000	$2,271,693
Series 2016-2A, Class A
2.950%, 03/25/2022 (E)	820,000	808,382
Series 2016-3A, Class A
2.270%, 07/25/2020 (E)	1,647,000	1,634,022
Series 2016-3A, Class B
3.110%, 07/25/2020 (E)	514,000	512,089
Series 2016-4A, Class A
2.650%, 07/25/2022 (E)	2,370,000	2,307,920
Series 2017-1A, Class A
2.960%, 10/25/2021 (E)	991,000	978,746
Series 2017-2A, Class A
3.290%, 10/25/2023 (E)	1,580,000	1,547,267
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.650%, 06/27/2022 (E)	1,096,000	1,095,887
Series 2018-3A, Class A
4.030%, 07/25/2024 (E)	1,712,000	1,711,674
Honda Auto Receivables Owner Trust
Series 2018-2, Class A4
3.160%, 08/19/2024	930,000	933,831
Kubota Credit Owner Trust
Series 2018-1A, Class A4
3.210%, 01/15/2025 (E)	697,000	697,518
Series 2018-A4, Class A3
3.100%, 08/15/2022 (E)	1,452,000	1,452,190
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month
LIBOR + 1.600%)
3.519%, 10/15/2031 (A)(E)	1,490,000	1,540,196
Series 2014-CTA, Class A (1 month
LIBOR + 0.700%)
2.619%, 09/16/2024 (A)(E)	565,468	566,162
Series 2015-CA, Class B
3.250%, 05/15/2040 (E)	1,012,000	1,012,411
Series 2016-AA, Class A2A
3.910%, 12/15/2045 (E)	1,981,171	2,014,274
Series 2016-AA, Class A2B (1 month
LIBOR + 2.150%)
4.069%, 12/15/2045 (A)(E)	806,784	847,279
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
2.819%, 12/16/2058 (A)(E)	1,457,000	1,471,401
Series 2018-BA, Class A2A
3.610%, 12/15/2059 (E)	926,000	929,886
Series 2018-BA, Class A2B (1 month
LIBOR + 0.720%)
2.788%, 12/15/2059 (A)(E)	794,000	794,217
Navient Private Education Refi Loan
Trust
Series 2018-A, Class A2
3.190%, 02/18/2042 (E)	485,000	480,089
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month
LIBOR + 0.510%)
2.407%, 06/25/2031 (A)	1,158,383	1,156,514
Series 2016-1A, Class A (1 month
LIBOR + 0.700%)
2.597%, 02/25/2070 (A)(E)	4,462,856	4,479,500
Series 2016-3A, Class A2 (1 month
LIBOR + 0.850%)
2.747%, 06/25/2065 (A)(E)	700,000	705,387

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust (continued)
Series 2017-4A, Class A2 (1 month
LIBOR + 0.500%)
2.460%, 09/27/2066 (A)(E)	$832,000	$834,437
Series 2018-3A, Class A3 (1 month
LIBOR + 0.800%)
2.888%, 03/25/2067 (A)(E)	1,166,000	1,166,000
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month
LIBOR + 0.180%)
2.540%, 10/27/2036 (A)	1,710,439	1,691,363
Series 2004-4, Class A5 (3 month
LIBOR + 0.160%)
2.520%, 01/25/2037 (A)	998,085	989,215
Series 2005-1, Class A5 (3 month
LIBOR + 0.110%)
2.470%, 10/25/2033 (A)	3,973,247	3,950,314
Series 2005-2, Class A5 (3 month
LIBOR + 0.100%)
2.348%, 03/23/2037 (A)	3,387,206	3,342,498
Series 2005-3, Class A5 (3 month
LIBOR + 0.120%)
2.368%, 12/24/2035 (A)	4,145,028	4,108,960
Series 2005-4, Class A4 (3 month
LIBOR + 0.180%)
2.428%, 03/22/2032 (A)	853,005	841,508
Series 2006-2, Class A6 (3 month
LIBOR + 0.380%)
2.742%, 04/25/2031 (A)(E)	2,969,000	2,970,882
Series 2010-2A, Class A (3 month
LIBOR + 0.850%)
3.136%, 09/25/2048 (A)(E)	2,259,042	2,275,425
Series 2010-4A, Class A (1 month
LIBOR + 0.800%)
2.697%, 04/25/2046 (A)(E)	415,559	419,416
Series 2012-4A, Class A (1 month
LIBOR + 0.700%)
2.597%, 09/27/2038 (A)(E)	3,742,070	3,767,860
Series 2014-1A, Class A (1 month
LIBOR + 0.570%)
2.530%, 09/25/2041 (A)(E)	542,919	543,693
Series 2016-1A, Class A (1 month
LIBOR + 0.800%)
2.697%, 09/25/2065 (A)(E)	1,923,746	1,945,395
Series 2017-2A, Class A (1 month
LIBOR + 0.770%)
2.667%, 09/25/2065 (A)(E)	2,237,536	2,248,961
Series 2017-3A, Class A (1 month
LIBOR + 0.850%)
2.747%, 02/25/2066 (A)(E)	2,141,740	2,154,011
Series 2018-2A, Class A (1 month
LIBOR + 0.650%)
2.651%, 07/26/2066 (A)(E)	3,751,000	3,751,326
SLM Private Education Loan Trust
Series 2013-C, Class A2A
2.940%, 10/15/2031 (E)	592,803	593,772
SLM Student Loan Trust
Series 2003-1, Class ASC (3 month
LIBOR + 0.750%)
2.875%, 12/15/2032 (A)(E)	946,164	941,876
Series 2004-10, Class A7A (3 month
LIBOR + 0.600%)
2.960%, 10/25/2029 (A)(E)	2,394,000	2,402,976
Series 2005-10, ClassA5 (3 month
LIBOR + 0.130%)
2.490%, 07/26/2021 (A)	671,678	665,794

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2005-4, Class A3 (3 month
LIBOR + 0.120%)
1.279%, 01/25/2027 (A)	$2,513,297	$2,504,062
Series 2005-6, Class A5B (3 month
LIBOR + 1.200%)
3.560%, 07/27/2026 (A)	16,672	16,693
Series 2005-7, Class A4 (3 month
LIBOR + 0.150%)
2.510%, 10/25/2029 (A)	2,073,412	2,063,710
Series 2005-9, Class A7A (3 month
LIBOR + 0.600%)
2.960%, 01/25/2041 (A)	581,000	582,213
Series 2006-1, Class A5 (3 month
LIBOR + 0.110%)
2.470%, 07/26/2021 (A)	3,093,992	3,063,521
Series 2006-3, Class A5 (3 month
LIBOR + 0.100%)
2.460%, 01/25/2021 (A)	1,928,884	1,910,346
Series 2007-1, Class A6 (3 month
LIBOR + 0.140%)
2.500%, 01/27/2042 (A)	965,000	930,656
Series 2007-2, Class A4 (3 month
LIBOR + 0.060%)
2.420%, 07/25/2022 (A)	3,133,000	3,062,978
Series 2010-1, Class A (1 month
LIBOR + 0.400%)
2.297%, 03/25/2025 (A)	1,223,013	1,205,579
Series 2012-1, Class A3 (1 month
LIBOR + 0.950%)
2.847%, 09/25/2028 (A)	2,946,762	2,955,980
Series 2012-2, Class A (1 month
LIBOR + 0.700%)
2.597%, 01/25/2029 (A)	1,679,735	1,677,361
Series 2012-6, Class A3 (1 month
LIBOR + 0.750%)
2.647%, 05/26/2026 (A)	1,629,765	1,629,764
Series 2013-4, Class4 A (1 month
LIBOR + 0.550%)
2.447%, 06/25/2043 (A)	543,950	545,322
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.490%, 06/15/2027 (E)	499,734	493,322
Series 2015-A, Class A2B (1 month
LIBOR + 1.000%)
2.919%, 06/15/2027 (A)(E)	2,148,098	2,165,777
Series 2015-B, Class A2A
2.980%, 07/15/2027 (E)	595,516	591,698
Series 2015-B, Class A2B (1 month
LIBOR + 1.200%)
3.119%, 07/15/2027 (A)(E)	1,912,918	1,938,388
Series 2015-C, Class A2B (1 month
LIBOR + 1.400%)
3.319%, 07/15/2027 (A)(E)	676,713	686,222
Series 2016-A, Class A2A
2.700%, 05/15/2031 (E)	3,635,673	3,556,704
Series 2016-A, Class A2B (1 month
LIBOR + 1.500%)
3.419%, 05/15/2031 (A)(E)	2,152,413	2,212,365
Series 2016-B, Class A2A
2.430%, 02/17/2032 (E)	342,130	332,112
Series 2016-B, Class A2B (1 month
LIBOR + 1.450%)
3.369%, 02/17/2032 (A)(E)	3,309,449	3,381,152
Series 2016-C, Class A2A
2.340%, 09/15/2034 (E)	2,576,000	2,502,606

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education
Loan Trust (continued)
Series 2016-C, Class A2B (1 month
LIBOR + 1.100%)
3.019%, 09/15/2034 (A)(E)	$2,520,000	$2,554,650
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
2.819%, 09/15/2034 (A)(E)	3,397,000	3,430,919
Series 2017-B, Class A2B (1 month
LIBOR + 0.750%)
2.669%, 10/15/2035 (A)(E)	1,800,000	1,805,351
Series 2018-A, Class A2B (1 month
LIBOR + 0.800%)
2.719%, 02/15/2036 (A)(E)	722,000	728,904
Series 2018-B, Class A2A
3.600%, 01/15/2037 (E)	1,560,000	1,565,543
Series 2018-B, Class A2B (1 month
LIBOR + 0.720%)
2.804%, 01/15/2037 (A)(E)	1,407,000	1,406,696
SoFi Professional Loan Program LLC
Series 2016-A, Class A2
2.760%, 12/26/2036 (E)	921,937	911,070
Series 2016-D, Class A1 (1 month
LIBOR + 0.950%)
2.847%, 01/25/2039 (A)(E)	234,297	235,941
Series 2016-E, Class A1 (1 month
LIBOR + 0.850%)
2.747%, 07/25/2039 (A)(E)	545,124	547,738
Series 2017-A, Class A1 (1 month
LIBOR + 0.700%)
2.597%, 03/26/2040 (A)(E)	509,850	511,352
Series 2017-B, Class A2FX
2.740%, 05/25/2040 (E)	892,000	878,966
Series 2017-C, Class A2B
2.630%, 07/25/2040 (E)	1,350,000	1,325,521
Series 2017-D, Class A2FX
2.650%, 09/25/2040 (E)	146,000	141,427
Series 2017-E, Class A1 (1 month
LIBOR + 0.500%)
2.397%, 11/26/2040 (A)(E)	488,824	490,331
Series 2017-E, Class A2B
2.720%, 11/26/2040 (E)	2,240,000	2,173,313
Series 2017-F, Class A2FX
2.840%, 01/25/2041 (E)	1,737,000	1,695,475
Series 2018-A, Class A2B
2.950%, 02/25/2042 (E)	2,043,000	1,999,291
Series 2018-B, Class A2FX
3.340%, 08/25/2047 (E)	1,917,000	1,915,049
Synchrony Credit Card Master
Note Trust
Series 2015-1, Class A
2.370%, 03/15/2023	699,000	691,746
Series 2018-2, Class A
3.470%, 05/15/2026	2,573,000	2,587,704
Volkswagen Auto Loan Enhanced Trust
Series 2018-1, Class A4
3.440%, 07/22/2024	458,000	457,995
World Financial Network Credit Card
Master Trust
Series 2015-B, Class A
2.550%, 06/17/2024	105,000	103,816
Series 2016-A, Class A
2.030%, 04/15/2025	2,911,000	2,820,259
Series 2016-C, Class A
1.720%, 08/15/2023	1,112,000	1,095,157

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
World Financial Network Credit Card
Master Trust (continued)
Series 2017-A, Class A
2.120%, 03/15/2024	$1,689,000	$1,659,904
Series 2017-C, Class A
2.310%, 08/15/2024	2,563,000	2,514,371
World Omni Auto Receivables Trust
Series 2014-B, Class A4
1.680%, 12/15/2020	494,000	492,631
Series 2018-B, Class A3
2.870%, 07/17/2023	488,000	486,407
TOTAL ASSET BACKED SECURITIES
(Cost $172,629,722)		$172,518,321

SECURITIES LENDING COLLATERAL – 0.7%
John Hancock Collateral Trust,
2.0600% (H)(I)	854,877	8,551,850
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,551,932)		$8,551,850

SHORT-TERM INVESTMENTS – 1.6%
Money market funds – 1.6%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.8098% (H)	18,278,037	18,278,037
TOTAL SHORT-TERM INVESTMENTS (Cost $18,278,037)		$18,278,037
Total Investments (Core Bond Trust)
(Cost $1,289,551,409) – 109.2%		$1,270,975,153
Other assets and liabilities, net – (9.2%)		(107,407,893)
TOTAL NET ASSETS – 100.0%		$1,163,567,260

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $158,396,009 or 13.6% of the fund’s net assets as of 6-30-18.

(F)	A portion of this security is on loan as of 6-30-18.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 6-30-18.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 31.4%
U.S. Government - 7.5%
U.S. Treasury Bonds
2.875%, 05/15/2043 (A)		$500,000	$490,605
3.000%, 05/15/2045		700,000	702,051
3.125%, 02/15/2043		400,000	410,047
3.625%, 08/15/2043		600,000	667,898
4.625%, 02/15/2040 (A)		600,000	760,594
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022 to 07/15/2024 (A)		5,519,333	5,387,497
0.500%, 01/15/2028		6,093,600	5,960,560
1.000%, 02/15/2048		2,133,348	2,204,420
1.375%, 02/15/2044		752,423	839,604
1.750%, 01/15/2028 (A)		1,554,527	1,698,269
2.500%, 01/15/2029 (A)		9,451,161	11,103,431
3.875%, 04/15/2029		761,930	1,004,276
U.S. Treasury Notes
2.875%, 04/30/2025 (A)		11,200,000	11,241,563
			42,470,815
U.S. Government Agency - 23.9%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)		1,000,000	967,630
3.851%, (12 month LIBOR +
1.851%), 03/01/2035 (C)		44,199	46,105
Federal National Mortgage Association
3.126%, (12 month LIBOR +
1.376%), 12/01/2034 (C)		73,685	75,884
3.500%, TBA (B)		76,300,000	75,887,271
3.583%, (1 Year CMT + 2.359%),
11/01/2034 (C)		400,987	422,777
4.000%, TBA (B)		55,600,000	56,577,173
4.303%, (12 month LIBOR +
1.678%), 05/01/2035 (C)		30,459	31,806
4.500%, 08/01/2023 to 09/01/2044		528,092	551,009
Government National Mortgage
Association
2.625%, (1 Year CMT + 1.500%),
04/20/2030 to 06/20/2030 (C)		17,821	18,407
3.125%, (1 Year CMT + 1.500%),
11/20/2023 to 10/20/2026 (C)		25,091	25,389
3.375%, (1 Year CMT + 1.500%),
02/20/2024 to 01/20/2030 (C)		20,179	20,472
			134,623,923
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $177,358,312)			$177,094,738

FOREIGN GOVERNMENT OBLIGATIONS - 23.9%
Argentina - 0.1%
Republic of Argentina
3.375%, 01/15/2023	EUR	700,000	739,731
Australia - 0.1%
New South Wales Treasury Corp.,
Inflation-Linked Bond
3.507%, 11/20/2025	AUD	300,000	324,675
Canada - 2.9%
Government of Canada
1.500%, 12/01/2044	CAD	461,200	438,874
Province of Alberta
1.250%, 06/01/2020		2,700,000	2,019,665
2.350%, 06/01/2025		2,700,000	2,013,237
Province of British Columbia
2.300%, 06/18/2026		1,400,000	1,038,896
Province of Ontario
2.400%, 06/02/2026		100,000	74,144

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Ontario (continued)
2.500%, 04/27/2026		$800,000	$759,091
3.500%, 06/02/2024	CAD	5,100,000	4,063,939
Province of Quebec
2.750%, 08/25/2021		$1,200,000	1,191,501
3.000%, 09/01/2023	CAD	1,700,000	1,321,840
4.250%, 12/01/2021		4,500,000	3,637,413
			16,558,600
France - 2.0%
Government of France
2.000%, 05/25/2048 (D)	EUR	6,600,000	8,535,132
3.250%, 05/25/2045		1,800,000	2,945,936
			11,481,068
Israel - 0.2%
Government of Israel
3.250%, 01/17/2028		$500,000	482,343
4.125%, 01/17/2048		500,000	470,991
			953,334
Italy - 2.5%
Republic of Italy
2.700%, 03/01/2047 (D)	EUR	300,000	311,829
2.800%, 03/01/2067 (D)		1,600,000	1,610,419
2.950%, 09/01/2038 (D)		1,800,000	2,026,993
3.250%, 09/01/2046 (D)		200,000	230,461
3.450%, 03/01/2048 (D)		7,700,000	9,003,138
6.000%, 08/04/2028	GBP	600,000	938,094
			14,120,934
Japan - 3.9%
Government of Japan
0.500%, 09/20/2046	JPY	370,000,000	3,179,246
1.600%, 03/20/2033		840,000,000	9,057,114
Japan Bank for International Cooperation
2.000%, 11/04/2021		$1,800,000	1,737,597
2.375%, 07/21/2022 to 11/16/2022		1,000,000	968,290
2.500%, 06/01/2022		500,000	487,364
Japan Finance Organization
for Municipalities
2.125%, 04/13/2021 (D)		2,500,000	2,428,200
2.125%, 04/13/2021		900,000	874,217
Tokyo Metropolitan Government
2.000%, 05/17/2021 (D)		1,200,000	1,158,475
2.500%, 06/08/2022 (D)		2,300,000	2,229,983
			22,120,486
Kuwait - 0.9%
State of Kuwait
2.750%, 03/20/2022 (D)		1,200,000	1,168,661
3.500%, 03/20/2027 (D)		3,800,000	3,697,164
			4,865,825
Lithuania - 0.2%
Republic of Lithuania
6.125%, 03/09/2021		900,000	962,541
New Zealand - 0.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,363,495
Norway - 0.1%
Government of Norway
3.750%, 05/25/2021 (D)	NOK	3,800,000	501,568
Poland - 0.2%
Republic of Poland
2.250%, 04/25/2022	PLN	4,600,000	1,228,570
3.250%, 07/25/2025		100,000	27,144
			1,255,714

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 1.2%
Government of Qatar
3.875%, 04/23/2023 (D)		$4,300,000	$4,296,870
4.500%, 01/20/2022		700,000	716,275
4.500%, 04/23/2028 (D)		2,000,000	2,016,930
			7,030,075
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		4,800,000	4,608,797
2.875%, 03/04/2023 (D)		400,000	384,749
3.250%, 10/26/2026		600,000	561,877
3.625%, 03/04/2028 (D)		1,200,000	1,140,263
4.500%, 04/17/2030 (D)		600,000	598,735
KSA Sukuk, Ltd.
2.894%, 04/20/2022 (D)		600,000	582,883
			7,877,304
Slovenia - 1.4%
Republic of Slovenia
4.125%, 02/18/2019 (D)		1,600,000	1,610,946
4.125%, 02/18/2019		3,850,000	3,876,180
5.250%, 02/18/2024 (D)		1,682,000	1,823,895
5.250%, 02/18/2024		726,000	787,410
			8,098,431
Spain - 1.8%
Autonomous Community of Catalonia
4.220%, 04/26/2035	EUR	200,000	245,341
4.900%, 09/15/2021		1,050,000	1,325,879
4.950%, 02/11/2020		1,300,000	1,603,378
Kingdom of Spain
1.950%, 04/30/2026 (D)		3,500,000	4,368,752
2.900%, 10/31/2046 (D)		2,000,000	2,542,882
			10,086,232
United Arab Emirates - 0.5%
Abu Dhabi Government
2.500%, 10/11/2022 (D)		$1,800,000	1,723,723
3.125%, 10/11/2027 (D)		1,100,000	1,023,014
			2,746,737
United Kingdom - 3.7%
Government of United Kingdom
1.500%, 07/22/2047	GBP	3,100,000	3,873,205
3.250%, 01/22/2044		3,700,000	6,375,467
3.500%, 01/22/2045		1,100,000	1,986,541
4.250%, 12/07/2040		4,000,000	7,735,021
4.750%, 12/07/2038		600,000	1,208,284
			21,178,518
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $136,576,516)			$135,265,268

CORPORATE BONDS - 39.9%
Brazil - 0.7%
Petrobras Global Finance BV
4.375%, 05/20/2023		$800,000	747,400
5.999%, 01/27/2028 (D)		1,868,000	1,690,540
7.250%, 03/17/2044		1,300,000	1,202,500
8.375%, 12/10/2018		500,000	509,255
			4,149,695
Canada - 1.1%
Air Canada Pass Through Trust
3.300%, 07/15/2031 (D)		300,000	285,360
Brookfield Finance, Inc.
3.900%, 01/25/2028		400,000	378,001
Canadian Imperial Bank of Commerce
3.150%, 06/27/2021 (D)		600,000	600,161

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
Enbridge, Inc.
3.700%, 07/15/2027		$600,000	$568,350
Enbridge, Inc. (3 month LIBOR +
0.700%)
3.041%, 06/15/2020 (C)		500,000	501,956
Fairfax Financial Holdings, Ltd.
2.750%, 03/29/2028 (D)	EUR	600,000	696,875
Royal Bank of Canada
2.300%, 03/22/2021		$1,600,000	1,568,838
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,645,022
			6,244,563
Cayman Islands - 0.3%
Ambac LSNI LLC (3 month LIBOR +
5.000%)
6.811%, 02/12/2023 (C)(D)		604	613
Preferred Term Securities XXVI, Ltd. (3
month LIBOR + 0.300%)
2.641%, 09/22/2037 (C)(D)		1,281,347	1,155,036
QNB Finance, Ltd.
1.880%, 08/02/2018		300,000	299,757
Tencent Holdings, Ltd.
3.595%, 01/19/2028 (D)		200,000	189,129
			1,644,535
China - 0.1%
Baidu, Inc.
3.875%, 09/29/2023		300,000	297,604
Denmark - 3.5%
BRFkredit A/S
2.000%, 10/01/2047	DKK	6,994,894	1,105,706
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2047 to 10/01/2050		26,419,323	4,172,623
2.500%, 10/01/2037 to 10/01/2047		851,983	141,450
Nykredit Realkredit A/S
2.000%, 10/01/2047		35,325,626	5,588,192
2.500%, 10/01/2037 to 10/01/2047		13,219,486	2,195,661
3.000%, 10/01/2047		62,718	10,499
6.000%, 10/01/2029		34,481	6,381
Realkredit Danmark A/S
2.000%, 10/01/2047		31,012,785	4,902,295
2.500%, 10/01/2037 to 07/01/2047		10,733,815	1,782,711
Realkredit Danmark A/S (6 month
CIBOR + 0.850%)
0.700%, 01/01/2038 (C)		208,983	34,427
			19,939,945
France - 1.9%
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%)
09/19/2033		$1,480,000	1,492,287
Danone SA
2.077%, 11/02/2021 (D)		800,000	764,714
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	700,000	839,753
1.875%, 09/15/2021 (D)		$3,100,000	2,985,923
2.000%, 01/22/2021	EUR	900,000	1,110,242
2.250%, 02/18/2020 (D)		$2,600,000	2,573,721
2.500%, 01/25/2021 (D)		800,000	790,076
			10,556,716
Germany - 0.6%
Aareal Bank AG
1.875%, 09/15/2020		200,000	194,675

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Germany (continued)
Deutsche Bank AG
3.150%, 01/22/2021		$200,000	$193,478
4.250%, 10/14/2021		2,700,000	2,658,202
Deutsche Bank AG (3 month LIBOR +
0.815%)
3.177%, 01/22/2021 (C)		200,000	196,300
			3,242,655
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 06/09/2023		400,000	394,816
Hong Kong - 0.1%
AIA Group, Ltd.
3.900%, 04/06/2028 (D)		400,000	398,812
India - 0.1%
Indian Railway Finance Corp., Ltd.
3.835%, 12/13/2027		300,000	278,850
Ireland - 0.6%
AerCap Ireland Capital DAC
3.750%, 05/15/2019		300,000	301,790
Bank of Ireland (7.375% to 6-18-20,
then 5 Year Euro Swap Rate +
6.956%)
06/18/2020 (E)	EUR	800,000	1,001,972
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019		$1,300,000	1,280,123
2.400%, 09/23/2021		300,000	287,185
SumitG
2.251%, 11/02/2020		400,000	390,437
			3,261,507
Italy - 0.9%
Banca Carige SpA
3.875%, 10/24/2018	EUR	2,800,000	3,297,156
Intesa Sanpaolo SpA (6.250% to
5-16-24, then 5 Year Euro Swap Rate
+ 5.856%)
05/16/2024 (E)		600,000	690,072
Intesa Sanpaolo SpA (7.750% to
1-11-27, then 5 Year Euro Swap Rate
+ 7.192%)
01/11/2027 (E)		1,000,000	1,258,305
			5,245,533
Ivory Coast - 0.4%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,351,149
Japan - 1.6%
Central Nippon Expressway
Company, Ltd.
2.091%, 09/14/2021		$500,000	478,792
Central Nippon Expressway
Company, Ltd. (3 month LIBOR +
0.540%)
2.903%, 08/04/2020 (C)		3,100,000	3,106,510
Japan Tobacco, Inc.
2.000%, 04/13/2021		300,000	289,818
Meiji Yasuda Life Insurance Company
(5.100% to 4-26-28, then 5 Year U.S.
ISDAFIX + 3.150%)
5.100%, 04/26/2048 (D)		200,000	201,750
Mitsubishi UFJ Financial Group, Inc.
2.950%, 03/01/2021		345,000	341,252

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Japan (continued)
Mizuho Financial Group, Inc.
2.953%, 02/28/2022		$1,800,000	$1,756,339
NTT Finance Corp.
1.900%, 07/21/2021		500,000	479,162
ORIX Corp.
3.250%, 12/04/2024		300,000	286,508
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%)
4.007%, 03/09/2021 (C)		2,300,000	2,371,313
			9,311,444
Jersey, Channel Islands - 0.0%
AA Bond Company, Ltd.
4.249%, 07/31/2043	GBP	200,000	272,033
Luxembourg - 0.2%
Allergan Funding SCS
3.850%, 06/15/2024		$500,000	490,801
Emerald Bay SA
3.014%, 10/08/2020 (D)(F)	EUR	291,000	317,316
European Financial Stability Facility
1.375%, 05/31/2047		400,000	445,405
			1,253,522
Netherlands - 2.2%
Cooperatieve Rabobank UA
6.875%, 03/19/2020		1,550,000	2,006,354
ING Bank NV
2.625%, 12/05/2022		$3,500,000	3,418,167
2.625%, 12/05/2022 (D)		1,800,000	1,757,914
ING Bank NV (4.125% to 11-21-18,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023		2,900,000	2,906,960
LeasePlan Corp. NV
2.875%, 01/22/2019 (D)		600,000	599,003
Mondelez International Holdings
Netherlands BV
2.000%, 10/28/2021 (D)		300,000	286,192
Stichting AK Rabobank Certificaten
6.500%, 09/29/2018 (E)	EUR	200,000	276,519
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019		$1,400,000	1,366,731
			12,617,840
Norway - 0.3%
DNB Boligkreditt AS
2.500%, 03/28/2022 (D)		1,500,000	1,461,668
Russia - 0.5%
Gazprom OAO
9.250%, 04/23/2019		1,900,000	1,981,048
Sberbank of Russia
3.080%, 03/07/2019	EUR	500,000	589,907
			2,570,955
Singapore - 0.4%
BOC Aviation, Ltd.
2.750%, 09/18/2022 (D)		$200,000	190,029
3.500%, 09/18/2027 (D)		400,000	366,317
Clifford Capital Pte, Ltd.
3.380%, 03/07/2028		600,000	590,398
Oversea-Chinese Banking Corp., Ltd. (3
month LIBOR + 0.450%)
2.771%, 05/17/2021 (C)(D)		700,000	700,477
PSA Treasury Pte, Ltd.
2.500%, 04/12/2026		500,000	457,828
			2,305,049

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA
(6.750% to 2-18-20, then 5 Year Euro
Swap Rate + 6.604%)
02/18/2020 (E)	EUR	400,000	$485,805
Banco Santander SA
4.379%, 04/12/2028		$200,000	191,150
			676,955
Sweden - 4.9%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	26,400,000	3,027,295
2.250%, 09/21/2022		23,300,000	2,792,075
Nordea Hypotek AB
1.000%, 04/08/2022		40,400,000	4,625,805
Skandinaviska Enskilda Banken AB
1.500%, 12/15/2021		8,000,000	932,717
Stadshypotek AB
1.500%, 12/15/2021		32,000,000	3,730,235
4.500%, 09/21/2022		45,000,000	5,876,661
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022		17,000,000	1,962,601
2.000%, 06/17/2026		4,000,000	470,211
1.000%, 09/15/2021 to 06/15/2022		36,100,000	4,133,416
			27,551,016
Switzerland - 1.4%
Credit Suisse AG
6.500%, 08/08/2023		$1,122,000	1,192,815
6.500%, 08/08/2023 (D)		400,000	425,246
UBS AG
2.200%, 06/08/2020 (D)		1,200,000	1,175,176
7.625%, 08/17/2022		2,950,000	3,256,505
UBS AG (3 month LIBOR + 0.580%)
2.901%, 06/08/2020 (C)(D)		1,800,000	1,804,954
			7,854,696
United Kingdom - 3.8%
Barclays Bank PLC
7.625%, 11/21/2022		1,400,000	1,507,100
Barclays PLC (6.500% to 9-15-19, then
5 Year Euro Swap Rate + 5.875%)
09/15/2019 (E)	EUR	600,000	720,958
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%)
09/15/2019 (E)	GBP	400,000	539,082
Barclays PLC (8.250% to 12-15-18, then
5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (E)		$600,000	609,275
BAT International Finance PLC
1.625%, 09/09/2019		800,000	785,937
2.750%, 06/15/2020 (D)		900,000	890,148
European Bank for Reconstruction &
Development
0.500%, 12/21/2023	AUD	200,000	128,858
HBOS PLC
5.374%, 06/30/2021	EUR	1,000,000	1,335,808
HSBC Holdings PLC (3 month LIBOR +
0.600%)
2.926%, 05/18/2021 (C)		$800,000	801,166
HSBC Holdings PLC (4.583% to
6-19-28, then 3 month LIBOR +
1.535%)
06/19/2029		500,000	504,816

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
HSBC Holdings PLC (6.250% to
3-23-23, then 5 Year U.S. ISDAFIX +
3.453%)
03/23/2023 (E)		$200,000	$196,250
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%)
03/23/2028 (E)		400,000	384,000
Lloyds Bank PLC
6.500%, 03/24/2020	EUR	1,000,000	1,288,562
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (E)	GBP	1,200,000	1,613,395
Nationwide Building Society (3.766% to
3-8-23, then 3 month LIBOR +
1.064%)
03/08/2024 (D)		$900,000	881,007
RAC Bond Company PLC
4.870%, 05/06/2046	GBP	400,000	548,635
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		$600,000	573,485
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (D)		1,400,000	1,366,029
Tesco PLC
5.125%, 04/10/2047	EUR	800,000	1,164,570
6.125%, 02/24/2022	GBP	175,000	261,878
The Royal Bank of Scotland Group PLC
2.500%, 03/22/2023	EUR	1,200,000	1,474,058
The Royal Bank of Scotland Group PLC
(3 month LIBOR + 1.470%)
3.813%, 05/15/2023 (C)		$600,000	602,939
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%)
05/15/2023		500,000	484,221
Virgin Media Secured Finance PLC
5.000%, 04/15/2027 (D)	GBP	700,000	900,555
Virgin Money PLC
2.250%, 04/21/2020		1,400,000	1,861,756
Vodafone Group PLC
3.750%, 01/16/2024		$100,000	99,108
			21,523,596
United States - 14.0%
AbbVie, Inc.
3.200%, 11/06/2022		500,000	491,604
Air Lease Corp.
2.500%, 03/01/2021		900,000	876,187
3.375%, 01/15/2019		300,000	300,580
Allegion US Holding Company, Inc.
3.200%, 10/01/2024		300,000	283,680
Allergan Sales LLC
5.000%, 12/15/2021 (D)		300,000	310,369
Ambac Assurance Corp.
5.100%, 06/07/2020 (D)		125	168
American Honda Finance Corp. (3
month LIBOR + 0.350%)
2.713%, 11/05/2021 (C)		500,000	500,280
American International Group, Inc.
4.200%, 04/01/2028		400,000	390,632
American Tower Corp.
1.950%, 05/22/2026	EUR	200,000	235,820
2.800%, 06/01/2020		$200,000	198,276
Andeavor Logistics LP
3.500%, 12/01/2022		100,000	97,677

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
American International Group, Inc.
4.200%, 04/01/2028		$400,000	$390,632
4.250%, 12/01/2027		100,000	96,207
5.500%, 10/15/2019		200,000	205,000
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038		500,000	485,075
Anheuser-Busch InBev Worldwide, Inc.
(3 month LIBOR + 0.740%)
3.052%, 01/12/2024 (C)		200,000	201,775
AT&T, Inc.
1.800%, 09/05/2026 (D)	EUR	1,300,000	1,525,426
AT&T, Inc. (3 month LIBOR + 0.750%)
2.975%, 06/01/2021 (C)		$1,600,000	1,606,657
AT&T, Inc. (3 month LIBOR + 0.950%)
3.298%, 07/15/2021 (C)		2,200,000	2,220,940
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%)
03/15/2028 (E)		800,000	782,000
BAT Capital Corp.
2.297%, 08/14/2020 (D)		400,000	391,357
3.220%, 08/15/2024 (D)		600,000	568,101
4.390%, 08/15/2037 (D)		600,000	562,518
BAT Capital Corp. (3 month LIBOR +
0.590%)
2.945%, 08/14/2020 (C)(D)		400,000	401,333
Bayer US Finance II LLC
3.500%, 06/25/2021 (D)		300,000	300,574
3.875%, 12/15/2023 (D)		300,000	299,900
4.250%, 12/15/2025 (D)		300,000	301,726
Bayer US Finance II LLC (3 month
LIBOR + 0.630%)
2.965%, 06/25/2021 (C)(D)		200,000	200,396
Bayer US Finance II LLC (3 month
LIBOR + 1.010%)
3.302%, 12/15/2023 (C)(D)		600,000	599,969
BellSouth LLC
4.333%, 04/26/2021 (D)		900,000	909,390
Campbell Soup Company
3.300%, 03/15/2021		200,000	199,159
3.650%, 03/15/2023		300,000	294,465
CenterPoint Energy Resources Corp.
3.550%, 04/01/2023		200,000	198,110
CH Robinson Worldwide, Inc.
4.200%, 04/15/2028		300,000	294,584
Charter Communications Operating LLC
3.750%, 02/15/2028		2,900,000	2,625,376
CIT Group, Inc.
3.875%, 02/19/2019		150,000	150,413
5.250%, 03/07/2025		300,000	302,250
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023		300,000	289,201
Citigroup, Inc. (3.142% to 1-24-22, then
3 month LIBOR + 0.722%)
01/24/2023		400,000	391,774
CNH Industrial Capital LLC
4.875%, 04/01/2021		400,000	410,500
Consolidated Edison Company of New
York, Inc. (3 month LIBOR +
0.400%)
2.741%, 06/25/2021 (C)		300,000	300,630

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Continental Resources, Inc.
4.375%, 01/15/2028		$300,000	$297,450
CVS Health Corp.
3.350%, 03/09/2021		200,000	199,766
3.700%, 03/09/2023		300,000	296,946
4.100%, 03/25/2025		200,000	198,904
4.300%, 03/25/2028		400,000	394,408
5.050%, 03/25/2048		100,000	101,000
Dell International LLC
4.420%, 06/15/2021 (D)		1,000,000	1,014,193
Delta Air Lines, Inc.
3.625%, 03/15/2022		1,500,000	1,482,681
Discover Bank
3.350%, 02/06/2023		400,000	389,673
Dominion Energy, Inc. (3 month LIBOR
+ 0.600%)
2.930%, 05/15/2020 (C)(D)		1,000,000	1,001,030
DR Horton, Inc.
4.000%, 02/15/2020		600,000	605,818
Duke Energy Corp. (3 month LIBOR +
0.500%)
2.830%, 05/14/2021 (C)(D)		1,000,000	999,713
EMC Corp.
2.650%, 06/01/2020		600,000	582,660
Emera US Finance LP
2.700%, 06/15/2021		400,000	389,295
Enable Midstream Partners LP
4.950%, 05/15/2028		300,000	291,856
Energy Transfer Partners LP
4.150%, 10/01/2020		700,000	708,477
5.750%, 09/01/2020		300,000	311,790
Enterprise Products Operating LLC
2.550%, 10/15/2019		900,000	893,902
EPR Properties
4.500%, 06/01/2027		800,000	763,787
Equifax, Inc. (3 month LIBOR +
0.870%)
3.200%, 08/15/2021 (C)		300,000	300,897
Equinix, Inc.
2.875%, 03/15/2024	EUR	300,000	343,189
ERAC USA Finance LLC
2.350%, 10/15/2019 (D)		$700,000	692,123
2.600%, 12/01/2021 (D)		300,000	290,977
Fidelity National Information
Services, Inc.
0.400%, 01/15/2021	EUR	300,000	350,983
1.700%, 06/30/2022	GBP	300,000	391,960
Ford Motor Credit Company LLC
1.897%, 08/12/2019		$2,000,000	1,972,243
2.875%, 10/01/2018		600,000	600,132
Fresenius Medical Care US Finance
II, Inc.
4.125%, 10/15/2020 (D)		300,000	303,015
GATX Corp. (3 month LIBOR +
0.720%)
3.083%, 11/05/2021 (C)		300,000	301,372
General Mills, Inc.
3.700%, 10/17/2023		100,000	98,945
General Mills, Inc. (3 month LIBOR +
0.540%)
2.893%, 04/16/2021 (C)		100,000	100,149
General Mills, Inc. (3 month LIBOR +
1.010%)
3.363%, 10/17/2023 (C)		100,000	100,848

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
United States (continued)
General Motors Financial Company, Inc.
3.200%, 07/13/2020	$300,000	$298,593
General Motors Financial Company, Inc.
(3 month LIBOR + 0.850%)
3.187%, 04/09/2021 (C)	200,000	201,040
Harley-Davidson Financial Services, Inc.
2.850%, 01/15/2021 (D)	900,000	885,856
Harris Corp. (3 month LIBOR +
0.475%)
2.794%, 02/27/2019 (C)	400,000	400,285
Harris Corp. (3 month LIBOR +
0.480%)
2.839%, 04/30/2020 (C)	800,000	800,421
International Lease Finance Corp.
8.250%, 12/15/2020	200,000	220,140
JPMorgan Chase Bank NA (3 month
LIBOR + 0.340%)
2.702%, 04/26/2021 (C)	1,400,000	1,400,337
JPMorgan Chase Bank NA (3.086% to
4-26-20, then 3 month LIBOR +
0.350%)
04/26/2021	1,300,000	1,296,905
Kilroy Realty LP
3.450%, 12/15/2024	100,000	95,960
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	900,000	947,673
Komatsu Finance America, Inc.
2.118%, 09/11/2020	200,000	195,217
Kraft Heinz Foods Company (3 month
LIBOR + 0.570%)
2.923%, 02/10/2021 (C)	700,000	700,804
McDonald’s Corp. (3 month LIBOR +
0.430%)
2.759%, 10/28/2021 (C)	300,000	301,183
Morgan Stanley (3 month LIBOR +
0.550%)
2.903%, 02/10/2021 (C)	1,100,000	1,102,155
Morgan Stanley (3.737% to 4-24-23,
then 3 month LIBOR + 0.847%)
04/24/2024	500,000	496,841
MUFG Americas Holdings Corp.
3.000%, 02/10/2025	3,500,000	3,344,380
National Rural Utilities Cooperative
Finance Corp.
2.900%, 03/15/2021	300,000	297,747
Navient Corp.
5.500%, 01/15/2019	800,000	806,400
5.875%, 03/25/2021	300,000	304,500
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.315%)
2.636%, 09/03/2019 (C)	1,500,000	1,502,879
ONEOK, Inc.
4.550%, 07/15/2028 (B)	200,000	201,679
Penske Truck Leasing Company LP
3.950%, 03/10/2025 (D)	1,500,000	1,482,238
Pioneer Natural Resources Company
7.500%, 01/15/2020	200,000	212,682
Plains All American Pipeline LP
2.600%, 12/15/2019	200,000	197,937
Progress Energy, Inc.
4.400%, 01/15/2021	200,000	204,274
4.875%, 12/01/2019	300,000	307,214
Sempra Energy (3 month LIBOR +
0.450%)
2.791%, 03/15/2021 (C)	900,000	900,395

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Spectra Energy Partners LP (3 month
LIBOR + 0.700%)
3.018%, 06/05/2020 (C)	$200,000	$200,989
Spirit AeroSystems, Inc.
3.950%, 06/15/2023	200,000	200,963
Spirit AeroSystems, Inc. (3 month
LIBOR + 0.800%)
3.118%, 06/15/2021 (C)	100,000	100,181
Springleaf Finance Corp.
5.250%, 12/15/2019	800,000	810,000
6.000%, 06/01/2020	1,400,000	1,436,750
Sprint Capital Corp.
6.900%, 05/01/2019	600,000	612,120
Sprint Communications, Inc.
9.000%, 11/15/2018 (D)	400,000	408,000
Sprint Spectrum Company LLC
4.738%, 03/20/2025 (D)	300,000	297,690
Textron, Inc. (3 month LIBOR +
0.550%)
2.903%, 11/10/2020 (C)	900,000	900,258
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%)
05/01/2029	1,500,000	1,477,163
The Southern Company
2.350%, 07/01/2021	800,000	774,870
Time Warner Cable LLC
5.000%, 02/01/2020	1,500,000	1,531,268
8.250%, 04/01/2019	300,000	311,173
Toyota Motor Credit Corp. (3 month
LIBOR + 0.400%)
2.721%, 05/17/2022 (C)	600,000	601,722
UnitedHealth Group, Inc.
3.750%, 07/15/2025	1,600,000	1,599,774
Verizon Communications, Inc.
2.625%, 08/15/2026	500,000	443,611
4.125%, 03/16/2027	700,000	690,009
4.329%, 09/21/2028 (D)	695,000	689,349
Verizon Communications, Inc. (3 month
LIBOR + 1.100%)
3.443%, 05/15/2025 (C)	1,100,000	1,098,751
Volkswagen Group of America
Finance LLC
2.125%, 05/23/2019 (D)	1,400,000	1,388,598
2.450%, 11/20/2019 (D)	1,500,000	1,483,358
WEA Finance LLC
3.750%, 09/17/2024 (D)	200,000	197,506
Wells Fargo & Company (3 month
LIBOR + 1.230%)
3.589%, 10/31/2023 (C)	1,600,000	1,632,398
Wells Fargo & Company (3 month
LIBOR + 1.110%)
3.469%, 01/24/2023 (C)	1,400,000	1,421,152
WestRock Company
3.750%, 03/15/2025 (D)	300,000	294,297
ZF North America Capital, Inc.
4.500%, 04/29/2022 (D)	200,000	203,569
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022	1,500,000	1,472,157
		78,953,672
Virgin Islands, British - 0.1%
CNPC General Capital, Ltd.
2.750%, 05/14/2019 (D)	800,000	796,521
TOTAL CORPORATE BONDS (Cost $225,292,553)		$225,155,347

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CAPITAL PREFERRED
SECURITIES - 0.3%
United States - 0.3%
Dresdner Funding Trust I
8.151%, 06/30/2031 (D)		$1,000,000	$1,244,944
8.151%, 06/30/2031		200,000	248,989
			1,493,933
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $1,440,000)			$1,493,933

MUNICIPAL BONDS - 0.8%
United States - 0.8%
American Municipal Power, Inc. (Ohio)
7.334%, 02/15/2028		700,000	864,787
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		400,000	535,560
City of Los Angeles Wastewater System
Revenue
5.713%, 06/01/2039		200,000	245,462
Iowa Tobacco Settlement Authority
6.500%, 06/01/2023		205,000	208,563
State of California (1 month LIBOR +
0.780%)
2.781%, 04/01/2047 (C)		2,900,000	2,918,299
TOTAL MUNICIPAL BONDS (Cost $4,759,885)			$4,772,671

TERM LOANS (G) - 0.1%
United States - 0.1%
CenturyLink, Inc. (1 month LIBOR +
2.750%), 4.844% 01/31/2025		597,000	584,314
Las Vegas Sands LLC (1 month LIBOR
+ 1.750%), 3.844% 03/27/2025		97,995	97,242
			681,556
TOTAL TERM LOANS (Cost $692,615)			$681,556

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1%
Commercial and residential - 7.5%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
4.069%, 09/25/2035 (H)		60,363	56,980
Alba PLC, Series 2006-2, Class A3A (3
month GBP LIBOR + 0.170%),
0.798%, 12/15/2038 (C)	GBP	194,994	247,970
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A (12
month LIBOR + 1.500%),
3.746%, 10/25/2034 (C)		$7,755	7,774
Banc of America Alternative Loan Trust,
Series 2006-3, Class 5CB1,
6.500%, 04/25/2036		1,535,235	1,437,015
Banc of America Funding Corp.
Series 2005-E, Class 1A1 (1 month
LIBOR + 0.580%),
2.664%, 05/20/2035 (C)		168,028	145,816
Series 2006-J, Class 4A1,
4.046%, 01/20/2047 (H)		78,956	75,796
Series 2007-6, Class A1 (1 month
LIBOR + 0.290%),
2.381%, 07/25/2037 (C)		1,607,894	1,536,431
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2,
3.906%, 03/25/2035 (H)		370,219	361,615

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-6, Class 1A1,
3.490%, 08/25/2033 (H)		$37,299	$37,888
Series 2003-7, Class 6A,
3.714%, 10/25/2033 (H)		40,142	40,504
Series 2003-9, Class 2A1,
3.832%, 02/25/2034 (H)		7,657	7,794
Series 2004-2, Class 22A,
4.099%, 05/25/2034 (H)		88,585	86,064
Series 2004-2, Class 23A,
3.125%, 05/25/2034 (H)		35,315	32,318
Series 2004-9, Class 22A1,
3.977%, 11/25/2034 (H)		25,576	25,927
Series 2005-12, Class 23A1,
3.566%, 02/25/2036 (H)		496,599	468,476
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.677%, 09/25/2035 (H)		560,791	458,492
Series 2005-9, Class 24A1,
3.540%, 11/25/2035 (H)		490,603	426,960
Bear Stearns Structured Products, Inc.
Trust, Series 2007-R6, Class 1A1,
3.642%, 01/26/2036 (H)		1,085,494	957,778
Berica ABS SRL, Series 2011-1,
Class A1 (3 month EURIBOR +
0.300%),
0.019%, 12/31/2055 (C)	EUR	177,429	207,085
Business Mortgage Finance 7 PLC,
Series 7X, Class A1 (3 month GBP
LIBOR + 2.000%),
2.640%, 02/15/2041 (C)	GBP	605,803	794,847
Canada Mortgage & Housing Corp.
(Merrill Lynch)
Series 98001212,
1.750%, 06/01/2020	CAD	480,904	366,488
Series 98001247,
1.950%, 07/01/2020		1,316,076	1,006,170
Series 98001289,
1.950%, 08/01/2020		453,815	347,000
Casa d’Este Finance SRL, Series 1,
Class A2 (3 month EURIBOR +
0.350%),
0.029%, 09/15/2040 (C)	EUR	114,665	133,591
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1,
3.159%, 07/25/2037 (H)		$68,355	60,905
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
3.410%, 09/25/2035 (C)		153,824	155,894
Series 2005-7, Class 1A2,
3.519%, 09/25/2035 (H)		1,061,799	976,218
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		87,470	81,208
Series 2005-56, Class 2A2 (12 month
Treasury Average Index + 2.040%),
3.076%, 11/25/2035 (C)		62,573	58,900
Series 2005-56, Class 2A3 (12 month
Treasury Average Index + 1.500%),
2.536%, 11/25/2035 (C)		75,036	69,655

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Countrywide Alternative
Loan Trust (continued)
Series 2006-OA9, Class 2A1B (1
month LIBOR + 0.200%),
2.148%, 07/20/2046 (C)		$276,404	$202,107
Series 2007-11T1, Class A12 (1
month LIBOR + 0.350%),
2.310%, 05/25/2037 (C)		225,035	127,599
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		110,150	94,698
Series 2007-OA11, Class A1B (12
month Treasury Average Index +
1.250%),
2.808%, 11/25/2047 (C)		1,375,826	1,154,689
Series 2007-OA3, Class 1A1 (1 month
LIBOR + 0.140%),
2.100%, 04/25/2047 (C)		2,494,059	2,370,135
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-12, Class 11A1,
3.679%, 08/25/2034 (H)		26,285	24,779
Series 2004-22, Class A3,
3.519%, 11/25/2034 (H)		109,863	109,413
Series 2004-HYB5, Class 2A1,
3.480%, 04/20/2035 (H)		18,909	18,801
Series 2005-2, Class 2A1 (1 month
LIBOR + 0.640%),
2.600%, 03/25/2035 (C)		45,332	44,617
Series 2004-25, Class 1A1 (1 month
LIBOR + 0.660%),
2.620%, 02/25/2035 (C)		24,906	24,404
Series 2004-25, Class 2A1 (1 month
LIBOR + 0.680%),
2.640%, 02/25/2035 (C)		36,337	35,107
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-8, Class 5A1,
6.500%, 04/25/2033		9,837	10,001
Series 2003-AR18, Class 2A3,
3.386%, 07/25/2033 (H)		5,966	5,970
Series 2003-AR20, Class 2A1,
3.635%, 08/25/2033 (H)		15,812	15,839
Eurosail-UK PLC, Series 2007-3X,
Class A3A (3 month GBP LIBOR +
0.950%),
1.577%, 06/13/2045 (C)	GBP	1,394,263	1,839,840
First Horizon Mortgage Pass Through
Trust, Series 2005-AR3, Class 2A1,
3.937%, 08/25/2035 (H)		$35,915	29,996
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A1,
4.243%, 06/25/2034 (H)		12,610	12,381
Great Hall Mortgages PLC,
Series 2007-1, Class A2A (3 month
GBP LIBOR + 0.130%),
0.761%, 03/18/2039 (C)	GBP	855,007	1,115,231
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1 (1 month
LIBOR + 0.180%),
2.271%, 01/25/2037 (C)		$174,615	163,499
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1,
4.099%, 10/25/2033 (H)		6,663	6,646

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA IO,
2.125%, 11/10/2045		$3,311,506	$231,938
GSR Mortgage Loan Trust,
Series 2003-1, Class A2 (1 Year CMT
+ 1.750%),
3.630%, 03/25/2033 (C)		38,734	38,466
HarborView Mortgage Loan Trust
Series 2005-12, Class 1A1A (12
month Treasury Average Index +
2.000%),
3.558%, 10/19/2035 (C)		1,435,485	1,149,910
Series 2005-4, Class 3A1,
4.056%, 07/19/2035 (H)		27,962	24,515
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A,
3.651%, 12/25/2034 (H)		41,613	41,466
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4 (1 month
LIBOR + 0.240%),
2.331%, 10/25/2036 (C)		3,019,721	2,830,676
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (H)		3,027	2,439
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
3.689%, 11/25/2033 (H)		37,749	38,177
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036		224,304	204,384
Series 2007-A1, Class 5A5,
3.692%, 07/25/2035 (H)		199,775	206,255
Series 2007-A1, Class 5A6,
3.692%, 07/25/2035 (H)		181,614	180,512
Mansard Mortgages PLC,
Series 2007-2X, Class A1 (3 month
GBP LIBOR + 0.650%),
1.278%, 12/15/2049 (C)	GBP	3,657,300	4,790,962
MASTR Adjustable Rate Mortgages
Trust, Series 2007-HF1, Class A1 (1
month LIBOR + 0.240%),
2.200%, 05/25/2037 (C)		$222,069	137,765
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
3.397%, 02/25/2033 (H)		83,750	81,369
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%),
2.911%, 10/25/2035 (C)		249,399	251,739
Series 2005-3, Class 4A (1 month
LIBOR + 0.250%),
2.210%, 11/25/2035 (C)		112,476	108,858
Series 2005-A10, Class A (1 month
LIBOR + 0.210%),
2.170%, 02/25/2036 (C)		1,987,067	1,908,730
MRFC Mortgage Pass Through Trust,
Series 200-TBC3, Class A1 (1 month
LIBOR + 0.440%),
2.513%, 12/15/2030 (C)		19,343	18,733
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A (1 month
LIBOR + 0.450%),
2.475%, 10/07/2020 (C)		1,026,451	1,029,905
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1,
5.073%, 02/25/2036 (H)		421,121	373,042

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Residential Accredit
Loans Trust (continued)
Series 2006-QO6, Class A1 (1 month
LIBOR + 0.180%),
2.140%, 06/25/2046 (C)		$1,500,429	$652,378
Series 2007-QO2, Class A1 (1 month
LIBOR + 0.150%),
2.110%, 02/25/2047 (C)		394,951	250,211
Residential Asset Securitization Trust
Series 2005-A15, Class 3A1,
5.750%, 02/25/2036		1,565,356	1,544,063
Series 2006-R1, Class A2 (1 month
LIBOR + 0.400%),
2.360%, 01/25/2046 (C)		371,312	189,105
Residential Funding Mortgage Securities
Trust, Series 2005-SA4, Class 1A21,
3.863%, 09/25/2035 (H)		94,508	80,059
Ripon Mortgages PLC, Series 1A,
Class A1 (3 month GBP LIBOR +
0.800%),
1.423%, 08/20/2056 (C)(D)	GBP	2,051,562	2,716,219
Sequoia Mortgage Trust
Series 2003-4, Class 2A1 (1 month
LIBOR + 0.350%),
2.434%, 07/20/2033 (C)		$66,685	64,196
Series 5, Class A (1 month LIBOR +
0.700%),
2.785%, 10/19/2026 (C)		9,765	9,819
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-1, Class 4A1,
3.703%, 02/25/2034 (H)		65,060	64,902
Series 2004-12, Class 7A1,
3.764%, 09/25/2034 (H)		99,747	101,156
Series 2004-4, Class 3A2,
3.913%, 04/25/2034 (H)		115,818	117,498
Series 2005-18, Class 6A1,
3.751%, 09/25/2035 (H)		149,927	134,383
Structured Asset Mortgage
Investments, Inc.
Series 2004-AR3, Class 1A2 (1 month
LIBOR + 0.580%),
2.665%, 07/19/2034 (C)		32,595	32,574
Series 2006-AR5, Class 1A1 (1 month
LIBOR + 0.210%),
2.301%, 05/25/2036 (C)		422,275	378,111
Structured Asset Securities Corp.
Mortgage Loan Trust,
Series 2006-RF4, Class 1A1 (1 month
LIBOR + 0.290%),
2.250%, 10/25/2036 (C)(D)		585,757	520,997
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
3.269%, 10/25/2043 (H)		342,620	336,202
Series 2007-2, Class A1 (1 month
LIBOR + 1.250%),
3.210%, 06/25/2037 (C)		260,009	240,391
Series 2007-2, Class A2A (1 month
LIBOR + 0.130%),
2.090%, 06/25/2037 (C)		435,692	419,023
Series 2007-2, Class A3A (12 month
LIBOR + 1.200%),
3.954%, 06/25/2037 (C)		542,805	517,760

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Thornburg Mortgage
Securities Trust (continued)
Series 2007-3, Class 2A1 (12 month
LIBOR + 1.250%),
4.004%, 06/25/2047 (C)		$122,393	$112,281
Series 2007-3, Class 3A1 (12 month
LIBOR + 1.250%),
4.004%, 06/25/2047 (C)		243,708	220,541
Series 2007-3, Class 4A1 (12 month
LIBOR + 1.250%),
4.004%, 06/25/2047 (C)		141,986	126,398
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP
LIBOR + 0.200%),
0.825%, 06/10/2059 (C)	GBP	334,342	429,898
Series 2008-1, Class B (3 month GBP
LIBOR + 0.750%),
1.375%, 06/10/2059 (C)		63,955	79,584
Series 2008-1, Class M1 (3 month
GBP LIBOR + 0.350%),
0.975%, 06/10/2059 (C)		76,908	96,811
Series 2008-1, Class M2 (3 month
GBP LIBOR + 0.550%),
1.175%, 06/10/2059 (C)		60,717	76,716
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12
month Treasury Average Index +
1.200%),
2.758%, 11/25/2042 (C)		$201,085	190,979
Series 2002-AR2, Class A (COFI +
1.250%),
2.145%, 02/27/2034 (C)		27,519	27,172
Series 2003-AR5, Class A7,
4.089%, 06/25/2033 (H)		35,828	36,193
Series 2005-AR2, Class 2A1A (1
month LIBOR + 0.310%),
2.270%, 01/25/2045 (C)		29,396	29,206
Washington Mutual Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A (12 month
Treasury Average Index + 0.940%),
2.498%, 07/25/2046 (C)		230,510	167,164
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO,
1.365%, 03/15/2045 (D)		8,459,077	374,763
			42,061,905
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month
LIBOR + 0.350%),
2.257%, 01/15/2038 (C)		811,741	810,930
Series 4579, Class SD IO,
1.398%, 01/15/2038		811,741	34,381
Series T-62, Class 1A1 (12 month
Treasury Average Index + 1.200%),
3.083%, 10/25/2044 (C)		785,115	784,296
Federal National Mortgage Association
Series 2002-W8, Class F (1 month
LIBOR + 0.400%),
2.360%, 09/25/2032 (C)		1,939	1,938

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2004-W2, Class 5AF (1 month
LIBOR + 0.350%),
2.310%, 03/25/2044 (C)		$23,859	$23,835
Series 2006-48, Class TF (1 month
LIBOR + 0.400%),
2.491%, 06/25/2036 (C)		49,175	49,338
Series 2009-104, Class FA (1 month
LIBOR + 0.800%),
2.891%, 12/25/2039 (C)		372,424	378,013
Government National Mortgage
Association, Series 2004-68,
Class ZC,
6.000%, 08/20/2034		1,396,105	1,523,076
			3,605,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $45,998,563)			$45,667,712

ASSET BACKED SECURITIES - 8.6%
ACE Securities Corp. Home Equity Loan
Trust,
Series 2005-ASP1, Class M1 (1 month
LIBOR + 0.680%)
2.771%, 09/25/2035 (C)		1,279,219	1,210,134
Amresco Residential Securities Corp.
Mortgage Loan Trust,
Series 1999-1, Class A (1 month
LIBOR + 0.940%)
2.900%, 06/25/2029 (C)		27,650	26,255
Bowman Park CLO, Ltd.,
Series 2014-1A, Class AR (3 month
LIBOR + 1.180%)
3.510%, 11/23/2025 (C)(D)		1,400,000	1,400,592
Countrywide Asset-Backed Certificates,
Series 2006-22, Class 1A (1 month
LIBOR + 0.140%)
2.231%, 06/25/2035 (C)		1,396,902	1,269,551
Countrywide Asset-Backed Certificates,
Series 2007-6, Class 2A3 (1 month
LIBOR + 0.220%)
2.311%, 09/25/2037 (C)		1,927,327	1,608,181
Countrywide Asset-Backed Certificates,
Series 2007-BC2, Class 1A (1 month
LIBOR + 0.200%)
2.160%, 06/25/2037 (C)		2,475,718	2,217,314
CVC Cordatus Loan Fund IV, Ltd.,
Series 4A, Class AR (6 month
EURIBOR + 0.780%)
0.780%, 01/24/2028 (C)(D)	EUR	1,100,000	1,286,652
CWABS Asset-Backed Certificates Trust,
Series 2005-4, Class MV5 (1 month
LIBOR + 1.005%)
2.965%, 10/25/2035 (C)		$2,100,000	2,063,766
Evans Grove CLO, Ltd.,
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.239%, 05/28/2028 (C)(D)		400,000	398,980
Figueroa CLO, Ltd.,
Series 2014-1A, Class AR (3 month
LIBOR + 0.900%)
3.234%, 01/15/2027 (C)(D)		1,400,000	1,400,000

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continue)
Home Equity Asset Trust,
Series 2002-1, Class A4 (1 month
LIBOR + 0.600%)
2.691%, 11/25/2032 (C)	$1,283	$1,236
HSI Asset Securitization Corp. Trust,
Series 2007-HE2, Class 2A3 (1 month
LIBOR + 0.260%)
2.220%, 04/25/2037 (C)	2,067,139	1,236,926
Jamestown CLO IV, Ltd.,
Series 2014-4A, Class A1AR (3
month LIBOR + 0.690%)
3.038%, 07/15/2026 (C)(D)	1,140,805	1,137,115
Jamestown CLO V, Ltd.,
Series 2014-5A, Class AR (3 month
LIBOR + 1.220%)
3.573%, 01/17/2027 (C)(D)	2,786,719	2,787,101
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A5 (1
month LIBOR + 0.240%)
2.200%, 08/25/2036 (C)	5,304,061	2,833,610
Monarch Grove CLO, Ltd,
Series 2018-1A, Class A1 (3 month
LIBOR + 0.880%)
3.240%, 01/25/2028 (C)(D)	1,500,000	1,502,574
Morgan Stanley ABS Capital I, Inc.
Trust,
Series 2006-HE4, Class A4 (1 month
LIBOR + 0.240%)
2.331%, 06/25/2036 (C)	1,927,233	1,341,794
Morgan Stanley ABS Capital I, Inc.
Trust,
Series 2006-HE6, Class A2B (1 month
LIBOR + 0.100%)
2.191%, 09/25/2036 (C)	1,190,825	605,324
Morgan Stanley ABS Capital I, Inc.
Trust,
Series 2007-NC3, Class A2B (1 month
LIBOR + 0.140%)
2.231%, 05/25/2037 (C)	2,299,420	1,785,119
NewMark Capital Funding CLO, Ltd.,
Series 2014-2A, Class A1R (3 month
LIBOR + 1.220%)
3.528%, 06/30/2026 (C)(D)	1,400,000	1,400,034
NovaStar Mortgage Funding Trust,
Series 2007-1, Class A1A (1 month
LIBOR + 0.130%)
2.221%, 03/25/2037 (C)	2,024,512	1,550,793
Oak Hill Credit Partners X, Ltd.,
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
3.489%, 07/20/2026 (C)(D)	2,900,000	2,900,365
Oaktree CLO, Ltd.,
Series 2014-2A, Class A1AR (3
month LIBOR + 1.220%)
3.579%, 10/20/2026 (C)(D)	2,900,000	2,900,516
Octagon Investment Partners XIX, Ltd.,
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
3.448%, 04/15/2026 (C)(D)	1,400,000	1,400,116
RAMP Series Trust,
Series 2002-RS3, Class AII1 (1 month
LIBOR + 0.560%)
2.651%, 06/25/2032 (C)	7,693	7,311

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continue)
RAMP Series Trust,
Series 2006-NC2, Class M1 (1 month
LIBOR + 0.360%)
2.451%, 02/25/2036 (C)	$2,400,000	$2,107,925
Renaissance Home Equity Loan Trust,
Series 2002-3, Class M2 (1 month
LIBOR + 2.550%)
4.510%, 12/25/2032 (C)	419,899	408,577
Renaissance Home Equity Loan Trust,
Series 2006-3, Class AF6
5.731%, 11/25/2036	2,635,493	1,551,655
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A (1 month
LIBOR + 0.050%)
2.141%, 12/25/2036 (C)	45,362	26,843
Structured Asset Investment Loan Trust,
Series 2006-4, Class A2 (1 month
LIBOR + 0.130%)
2.221%, 07/25/2036 (C)	1,703,022	1,371,198
Telos CLO, Ltd.,
Series 2014-6A, Class A1R (3 month
LIBOR + 1.270%)
3.623%, 01/17/2027 (C)(D)	2,900,000	2,900,325
Terwin Mortgage Trust,
Series 2003-6HE, Class A1 (1 month
LIBOR + 0.940%)
3.031%, 11/25/2033 (C)	31,249	30,652
U.S. Small Business Administration,
Series 2000-20K, Class 1
7.220%, 11/01/2020	5,881	5,984
Venture XVII CLO, Ltd.,
Series 2014-17A, Class ARR (3 month
LIBOR + 0.880%)
3.228%, 04/15/2027 (C)(D)	300,000	299,252
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A4 (1 month
LIBOR + 0.360%)
2.320%, 04/25/2037 (C)	6,653,923	3,656,926
TOTAL ASSET BACKED SECURITIES (Cost $47,352,228)		$48,630,696

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	5,054	31,588
TOTAL COMMON STOCKS (Cost $1,185)		$31,588

PREFERRED SECURITIES - 0.1%
United Kingdom - 0.1%
Nationwide Building Society,
10.250% (C)	1,940	388,528
TOTAL PREFERRED SECURITIES (Cost $410,172)		$388,528

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	127,100
5.625%, 01/24/2013 (I)	4,500,000	137,250
6.875%, 05/02/2018 (I)	2,100,000	65,100
TOTAL ESCROW SHARES (Cost $0)		$329,450

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS - 0.0%
Calls - 0.0%
Exchange Traded Option on 30-Year
U.S. Treasury Bond Futures
(Expiration Date: 8-24-18; Strike
Price: $185.00; Notional
Amount: 3,000) (I)	3	$3
Exchange Traded Option on Euro BTP
Futures (Expiration Date: 8-24-18;
Strike Price: $152.00; Notional
Amount: 21,100,000) (I)	211	2,484
Exchange Traded Option on Euro OAT
Futures (Expiration Date: 8-24-18;
Strike Price: $185.00; Notional
Amount: 35,000,000) (I)	350	4,094
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $175.00; Notional
Amount: 90,000) (I)	90	90
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $186.00; Notional
Amount: 23,000) (I)	23	23
Over the Counter Option on the EUR vs.
USD (Expiration Date: 6-24-21; Strike
Price: EUR 1.29;
Counterparty: Morgan Stanley Bank
NA) (I)(J)	459,000	27,138
Over the Counter Option on the USD vs.
CHF (Expiration Date: 7-3-18; Strike
Price: $1.06; Counterparty: UBS
AG) (I)(J)	3,000,000	3
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00; Counterparty: Bank of
America N.A.) (I)(J)	2,119,000	12,254
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00;
Counterparty: Deutsche Bank
AG) (I)(J)	1,705,000	9,860
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-20-20; Strike
Price: $120.00;
Counterparty: Goldman Sachs
Bank) (I)(J)	2,587,000	14,992
Over the Counter Option on the USD
vs.CAD (Expiration Date: 8-17-18;
Strike Price: $1.37;
Counterparty: Citibank NA) (I)(J)	3,008,000	3,393
		74,334
Puts - 0.0%
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 8-24-18; Strike
Price: $107.00; Notional
Amount: 3,000) (I)	3	3
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 8-24-18; Strike
Price: $108.50; Notional
Amount: 214,000) (I)	214	214
Exchange Traded Option on 30-Year
U.S. Treasury Bond Futures
(Expiration Date: 8-24-18; Strike
Price: $106.00; Notional
Amount: 1,000) (I)	1	1

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Exchange Traded Option on 30-Year
U.S. Treasury Bond Futures
(Expiration Date: 8-24-18; Strike
Price: $118.00; Notional
Amount: 5,000) (I)	5	$5
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $105.75;
Notional Amount: 11,000) (I)	11	11
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $106.50;
Notional Amount: 69,000) (I)	69	69
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $107.25;
Notional Amount: 461,000) (I)	461	461
Exchange Traded Option on Euro BOBL
Futures (Expiration Date: 8-24-18;
Strike Price: $124.00; Notional
Amount: 10,000,000) (I)(K)	100	584
Exchange Traded Option on Euro BOBL
Futures (Expiration Date: 8-24-18;
Strike Price: $125.00; Notional
Amount: 30,300,000) (I)	303	1,767
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 8-24-18;
Strike Price: $145.00; Notional
Amount: 15,900,000) (I)	159	1,874
Exchange Traded Option on U.S. Ultra
Bond Futures (Expiration
Date: 8-24-18; Strike Price: $117.00;
Notional Amount: 259,000) (I)	259	259
Over the Counter Option on the AUD vs.
USD (Expiration Date: 2-5-19; Strike
Price: AUD 0.74; Counterparty: HSBC
Bank USA) (I)(J)	6,200,000	108,091
Over the Counter Option on the EUR vs.
USD (Expiration Date: 5-24-19; Strike
Price: EUR 1.14; Counterparty: HSBC
Bank USA) (I)(J)	2,800,000	38,666
Over the Counter Option on the EUR vs.
USD (Expiration Date: 6-24-21; Strike
Price: EUR 1.29;
Counterparty: Morgan Stanley Bank
NA) (I)(J)	459,000	31,616
Over the Counter Option on the USD vs.
INR (Expiration Date: 10-25-18;
Strike Price: $69.22;
Counterparty: Standard Chartered
Bank London) (I)(J)	1,608,000	19,005
		202,626
TOTAL PURCHASED OPTIONS (Cost $326,732)		$276,960

SHORT-TERM INVESTMENTS - 14.9%
Commercial paper - 0.2%
QUALCOMM, Inc.
2.280%, 07/24/2018 *	$900,000	898,717
U.S. Government - 0.0%
U.S. Treasury Bill
1.920%, 10/04/2018 (A)*	307,000	305,471
Foreign government - 11.7%
Argentina Treasury Bill
2.746%, 07/13/2018 *	800,000	798,979
2.811%, 12/14/2018 *	2,300,000	2,257,100

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Japan Treasury Discount Bill
(0.146%), 09/03/2018 *	JPY	1,370,000,000	$12,376,799
(0.138%), 07/02/2018 *		90,000,000	812,898
(0.137%), 08/20/2018 *		1,350,000,000	12,195,518
(0.134%), 07/09/2018 *		500,000,000	4,516,177
(0.128%), 09/10/2018 *		2,630,000,000	23,760,482
(0.127%), 10/01/2018 *		90,000,000	813,165
(0.124%), 09/18/2018 *		930,000,000	8,402,231
			65,933,349
Repurchase agreement - 3.0%
Repurchase Agreement with Royal Bank
of Canada dated 6-29-18 at 2.220% to
be repurchased at $11,802,183 on
7-2-18, collateralized by $12,271,000
U.S. Treasury Bills, 0.000% due
4-25-19 (valued at $12,047,037,
including interest)		$11,800,000	11,800,000
Repurchase Agreement with State Street
Corp. dated 6-29-18 at 0.900% to be
repurchased at $5,326,399 on 7-2-18,
collateralized by $5,420,000
U.S. Treasury Notes, 1.375% due
12-31-18 (valued at $5,434,623,
including interest)		5,326,000	5,326,000
			17,126,000
TOTAL SHORT-TERM INVESTMENTS (Cost $84,852,507)			$84,263,537
Total Investments (Global Bond Trust)
(Cost $725,061,268) - 128.2%			$724,051,984
Other assets and liabilities, net - (28.2%)			(159,434,783)
TOTAL NET ASSETS - 100.0%			$564,617,201

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Security Abbreviations and Legend

CIBOR	Copenhagen Interbank Offered Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $126,413,696 or 22.4% of the fund’s net assets as of 6-30-18.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

Global Bond Trust (continued)

(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Australian Treasury Bond Futures	19	Long	Sep 2018	$1,789,173	$1,818,948	$29,775
10-Year Canada Government Bond Futures	20	Long	Sep 2018	2,033,027	2,079,793	46,766
10-Year Japan Government Bond Future	16	Long	Sep 2018	21,767,901	21,798,672	30,771
10-Year U.S. Treasury Note Futures	224	Long	Sep 2018	26,820,651	26,922,000	101,349
3-Month Sterling Futures	554	Long	Dec 2018	90,606,742	90,597,603	(9,139)
3-Year Australian Treasury Bond Futures	14	Long	Sep 2018	1,148,994	1,153,597	4,603
5-Year U.S. Treasury Note Futures	543	Long	Sep 2018	61,593,261	61,694,133	100,872
Euro-Buxl Futures	15	Long	Sep 2018	3,036,764	3,112,771	76,007
Eurodollar Futures	58	Long	Sep 2018	14,181,731	14,144,025	(37,706)
Eurodollar Futures	1,109	Long	Mar 2019	269,916,262	269,597,900	(318,362)
Eurodollar Futures	272	Long	Dec 2019	66,083,993	65,983,800	(100,193)
German Euro BOBL Futures	447	Long	Sep 2018	68,775,323	68,993,613	218,290
German Euro BUND Futures	123	Long	Sep 2018	23,232,641	23,348,585	115,944
Ultra U.S. Treasury Bond Futures	165	Long	Sep 2018	25,818,863	26,327,812	508,949
3-Month Sterling Futures	554	Short	Dec 2019	(90,378,251)	(90,359,982)	18,269
Euro-BTP Italian Government Bond Futures	160	Short	Sep 2018	(23,384,783)	(23,774,540)	(389,757)
Eurodollar Futures	58	Short	Sep 2019	(14,138,944)	(14,076,600)	62,344
Eurodollar Futures	1,109	Short	Mar 2020	(269,139,053)	(268,987,950)	151,103
Eurodollar Futures	272	Short	Dec 2020	(66,015,469)	(65,973,600)	41,869
Euro-OAT Futures	378	Short	Sep 2018	(67,620,267)	(68,218,348)	(598,081)
U.K. Long Gilt Bond Futures	68	Short	Sep 2018	(10,893,407)	(11,043,777)	(150,370)
						$(96,697)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	955,800	CAD	923,895	Goldman Sachs Bank USA	7/5/2018	$4,539	—
AUD	4,450,000	USD	3,364,137	JPMorgan Chase Bank N.A.	8/15/2018	—	($70,442)
AUD	794,000	USD	619,955	BNP Paribas SA	8/20/2018	—	(32,262)
AUD	808,000	USD	629,901	Morgan Stanley Bank, N.A.	8/20/2018	—	(31,846)
AUD	1,950,000	USD	1,549,665	HSBC Bank USA	12/6/2018	—	(105,377)
AUD	1,030,000	USD	818,850	HSBC Bank USA	2/7/2019	—	(55,457)
BRL	3,337,062	USD	865,466	Credit Suisse International	7/3/2018	—	(4,455)
BRL	3,337,062	USD	896,277	Deutsche Bank AG London	7/3/2018	—	(35,266)
BRL	68,988	USD	18,000	Bank of America, N.A.	8/2/2018	—	(263)
BRL	3,337,062	USD	876,214	Credit Suisse International	8/2/2018	—	(18,257)
CAD	1,225,000	USD	923,146	JPMorgan Chase Bank N.A.	7/3/2018	8,661	—
CAD	1,501,000	USD	1,127,527	Standard Chartered Bank	7/3/2018	14,221	—
CAD	1,721,391	USD	1,309,000	Goldman Sachs Bank USA	7/5/2018	445	—
CAD	1,426,627	USD	1,083,240	Citibank N.A.	8/20/2018	2,826	—
CHF	3,475,000	USD	3,509,117	BNP Paribas SA	8/15/2018	12,621	—
CNH	2,381,000	USD	357,768	Citibank N.A.	9/19/2018	144	—
CNH	91,408,457	USD	14,364,268	HSBC Bank USA	9/19/2018	—	(623,759)
COP	4,093,894,000	USD	1,431,000	Deutsche Bank AG London	7/17/2018	—	(35,128)
COP	7,189,582,060	USD	2,527,448	JPMorgan Chase Bank N.A.	7/17/2018	—	(76,056)

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
COP	429,000,000	USD	150,000	Standard Chartered Bank London	7/17/2018	—	($3,726)
COP	6,697,518,680	USD	2,265,929	Citibank N.A.	9/18/2018	$11,285	—
CZK	41,681,677	USD	1,987,277	Bank of America, N.A.	8/15/2018	—	(108,661)
DKK	116,005,194	USD	18,181,492	Standard Chartered Bank	7/2/2018	1,282	—
DKK	4,285,000	USD	711,190	UBS AG	7/2/2018	—	(39,554)
DKK	2,625,000	USD	412,770	HSBC Bank USA	10/1/2018	1,611	—
EUR	1,624,000	RON	7,647,598	Goldman Sachs Bank USA	9/17/2018	—	(1,608)
EUR	796,000	RON	3,747,170	Goldman Sachs Bank USA	9/19/2018	—	(252)
EUR	227,000	SEK	2,337,837	Deutsche Bank AG London	4/23/2019	4,153	—
EUR	311,000	SEK	3,231,446	Royal Bank of Scotland PLC	4/23/2019	2,429	—
EUR	65,654,769	USD	78,384,731	Bank of America, N.A.	8/15/2018	—	(1,472,241)
EUR	1,174,000	USD	1,370,228	Citibank N.A.	8/15/2018	5,076	—
EUR	4,966,000	USD	5,808,181	Goldman Sachs Bank USA	8/15/2018	9,332	—
EUR	886,000	USD	1,057,088	JPMorgan Chase Bank N.A.	8/15/2018	—	(19,167)
EUR	845,000	USD	999,850	Standard Chartered Bank	8/15/2018	—	(9,959)
EUR	765,000	USD	964,053	Deutsche Bank AG London	12/14/2018	—	(59,053)
EUR	1,350,000	USD	1,697,936	Deutsche Bank AG London	1/24/2019	—	(95,365)
EUR	1,161,000	USD	1,401,675	HSBC Bank USA	5/28/2019	—	(8,722)
EUR	31,000	USD	39,634	Morgan Stanley Bank, N.A.	6/28/2021	—	(100)
GBP	11,879,000	USD	15,738,166	Citibank N.A.	7/3/2018	—	(60,851)
GBP	520,000	USD	700,111	Goldman Sachs Bank USA	7/3/2018	—	(13,841)
GBP	447,000	USD	594,792	BNP Paribas SA	7/5/2018	—	(4,812)
GBP	1,083,000	USD	1,426,798	Citibank N.A.	7/11/2018	2,990	—
GBP	2,217,000	USD	2,935,583	UBS AG	8/2/2018	—	(5,708)
HUF	132,259,000	USD	509,929	BNP Paribas SA	8/8/2018	—	(39,884)
IDR	16,368,330,000	USD	1,158,000	Bank of America, N.A.	9/19/2018	—	(27,275)
IDR	5,267,506,000	USD	373,000	Goldman Sachs Bank USA	9/19/2018	—	(9,121)
IDR	25,645,748,600	USD	1,785,916	HSBC Bank USA	9/19/2018	—	(14,307)
ILS	2,377,000	USD	658,608	Bank of America, N.A.	8/8/2018	—	(7,199)
INR	99,408,920	USD	1,438,000	Barclays Bank PLC Wholesale	9/19/2018	—	(1,397)
INR	81,575,400	USD	1,185,000	Credit Suisse International	9/19/2018	—	(6,118)
INR	112,638,175	USD	1,615,000	Goldman Sachs Bank USA	9/19/2018	12,784	—
INR	162,264,655	USD	2,369,000	Nomura Global Financial Products, Inc.	9/19/2018	—	(24,042)
JPY	9,135,700,000	USD	83,836,836	Citibank N.A.	8/15/2018	—	(1,083,869)
JPY	105,200,000	USD	953,508	JPMorgan Chase Bank N.A.	8/15/2018	—	(585)
KRW	7,336,097,857	USD	6,825,039	Standard Chartered Bank London	9/19/2018	—	(222,039)
MXN	352,025,718	USD	18,298,782	BNP Paribas SA	8/27/2018	—	(725,164)
MXN	24,600,000	USD	1,228,729	Citibank N.A.	8/27/2018	—	(662)
MXN	12,485,937	USD	582,000	Deutsche Bank AG London	3/14/2019	22,521	—
MXN	5,120,700	USD	260,000	HSBC Bank USA	3/14/2019	—	(12,075)
MYR	6,942,651	USD	1,733,929	Morgan Stanley Bank, N.A.	9/19/2018	—	(17,926)
NOK	36,020,000	USD	4,449,973	JPMorgan Chase Bank N.A.	8/15/2018	—	(19,767)
NZD	5,689,000	USD	3,880,196	Standard Chartered Bank	7/3/2018	—	(27,037)
PEN	71,692	USD	21,907	BNP Paribas SA	7/19/2018	—	(91)
PLN	582,000	USD	170,595	Citibank N.A.	7/6/2018	—	(15,209)
SEK	4,564,320	EUR	445,000	JPMorgan Chase Bank N.A.	4/23/2019	—	(10,276)
SEK	2,440,000	USD	284,271	HSBC Bank USA	8/15/2018	—	(10,980)
THB	50,420,878	USD	1,587,059	Morgan Stanley Bank, N.A.	9/19/2018	—	(61,706)
TRY	32,413,624	USD	7,335,507	Standard Chartered Bank London	8/15/2018	—	(408,561)
USD	730,934	AUD	967,000	Citibank N.A.	8/15/2018	15,203	—
USD	218,564	AUD	288,000	JPMorgan Chase Bank N.A.	8/15/2018	5,399	—
USD	1,563,169	AUD	2,069,000	Standard Chartered Bank	8/15/2018	31,786	—
USD	878,637	BRL	3,337,062	Credit Suisse International	7/3/2018	17,626	—
USD	865,466	BRL	3,337,062	Deutsche Bank AG London	7/3/2018	4,455	—
USD	684,000	BRL	2,617,463	Deutsche Bank AG London	3/14/2019	24,532	—
USD	260,000	BRL	877,500	HSBC Bank USA	3/14/2019	38,914	—
USD	166,111	CAD	216,000	Citibank N.A.	7/3/2018	1,808	—
USD	281,693	CAD	375,000	Goldman Sachs Bank USA	7/3/2018	—	(3,554)
USD	2,545,444	CAD	3,348,000	JPMorgan Chase Bank N.A.	7/3/2018	—	(1,242)
USD	1,776,080	CAD	2,304,000	Morgan Stanley Bank, N.A.	7/3/2018	23,522	—
USD	285,080	CAD	375,000	BNP Paribas SA	7/5/2018	—	(178)
USD	171,745	CHF	169,000	Goldman Sachs Bank USA	8/15/2018	472	—
USD	2,272,656	COP	6,697,518,680	Citibank N.A.	7/17/2018	—	(10,959)
USD	1,536,000	COP	4,188,672,000	Deutsche Bank AG London	7/17/2018	107,812	—
USD	282,000	COP	826,285,380	HSBC Bank USA	7/17/2018	266	—
USD	1,376,852	CZK	30,126,000	Citibank N.A.	8/15/2018	19,057	—

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	19,837,108	DKK	119,060,339	Citibank N.A.	7/2/2018	$1,175,467	—
USD	313,014	DKK	1,885,000	UBS AG	7/2/2018	17,558	—
USD	18,314,103	DKK	116,005,194	Standard Chartered Bank	10/1/2018	1,577	—
USD	2,885,187	EUR	2,444,000	Bank of America, N.A.	8/15/2018	22,118	—
USD	1,425,634	EUR	1,217,000	BNP Paribas SA	8/15/2018	—	($43)
USD	1,120,424	EUR	956,000	Goldman Sachs Bank USA	8/15/2018	500	—
USD	2,755,379	EUR	2,379,000	JPMorgan Chase Bank N.A.	8/15/2018	—	(31,545)
USD	963,833	EUR	765,000	Standard Chartered Bank	12/14/2018	58,833	—
USD	1,375,643	EUR	1,106,000	UBS AG	12/14/2018	67,238	—
USD	1,692,472	EUR	1,408,000	HSBC Bank USA	1/24/2019	21,050	—
USD	2,722,640	EUR	2,151,000	Citibank N.A.	2/7/2019	166,191	—
USD	4,451,396	GBP	3,314,000	Citibank N.A.	7/3/2018	77,743	—
USD	3,827,530	GBP	2,870,000	Goldman Sachs Bank USA	7/3/2018	39,847	—
USD	4,730,770	GBP	3,573,000	JPMorgan Chase Bank N.A.	7/3/2018	15,302	—
USD	559,857	GBP	425,000	Standard Chartered Bank	7/3/2018	—	(1,037)
USD	2,931,433	GBP	2,217,000	UBS AG	7/3/2018	5,546	—
USD	534,807	GBP	397,000	Citibank N.A.	7/11/2018	10,683	—
USD	825,563	GBP	616,000	Citibank N.A.	6/18/2019	—	(1,034)
USD	1,749,661	IDR	25,087,329,000	Standard Chartered Bank London	9/19/2018	16,627	—
USD	338,000	INR	23,301,720	Bank of America, N.A.	9/19/2018	1,257	—
USD	887,600	INR	61,439,672	Standard Chartered Bank London	10/29/2018	4,307	—
USD	854,884	JPY	90,000,000	Bank of America, N.A.	7/2/2018	41,986	—
USD	4,703,602	JPY	500,000,000	UBS AG	7/9/2018	185,735	—
USD	1,178,908	JPY	130,000,000	Citibank N.A.	8/20/2018	941	—
USD	7,254,065	JPY	800,000,000	JPMorgan Chase Bank N.A.	8/20/2018	5,033	—
USD	3,808,056	JPY	420,000,000	Morgan Stanley Bank, N.A.	8/20/2018	2,314	—
USD	12,643,042	JPY	1,370,000,000	JPMorgan Chase Bank N.A.	9/4/2018	216,343	—
USD	24,106,324	JPY	2,630,000,000	JPMorgan Chase Bank N.A.	9/10/2018	239,819	—
USD	8,482,267	JPY	930,000,000	Citibank N.A.	9/18/2018	37,649	—
USD	820,008	JPY	90,000,000	Citibank N.A.	10/1/2018	1,979	—
USD	280,000	KRW	304,276,000	Bank of America, N.A.	7/19/2018	6,696	—
USD	997,000	KRW	1,083,739,000	Credit Suisse International	7/19/2018	23,574	—
USD	633,000	KRW	699,021,900	HSBC Bank USA	7/23/2018	5,075	—
USD	688,000	KRW	761,753,600	Nomura Global Financial Products, Inc.	7/23/2018	3,724	—
USD	1,132,000	KRW	1,254,595,600	Goldman Sachs Bank USA	7/25/2018	4,957	—
USD	270,000	KRW	299,052,000	Nomura Global Financial Products, Inc.	7/25/2018	1,352	—
USD	1,055,000	KRW	1,175,692,000	Goldman Sachs Bank USA	8/3/2018	—	(1,374)
USD	322,000	KRW	358,450,400	Nomura Global Financial Products, Inc.	8/3/2018	—	(72)
USD	227,000	KRW	251,991,567	BNP Paribas SA	9/19/2018	190	—
USD	160,800	KRW	178,771,008	BNP Paribas SA	10/29/2018	—	(385)
USD	1,414,384	MXN	29,579,000	Citibank N.A.	8/27/2018	—	(62,242)
USD	6,434,542	MXN	126,772,000	HSBC Bank USA	8/27/2018	105,906	—
USD	4,182,893	NOK	34,250,000	Bank of America, N.A.	8/15/2018	—	(29,616)
USD	3,933,457	NZD	5,689,000	JPMorgan Chase Bank N.A.	7/3/2018	80,298	—
USD	3,880,368	NZD	5,689,000	Standard Chartered Bank	8/2/2018	27,103	—
USD	21,946	PEN	71,692	Morgan Stanley Bank, N.A.	7/19/2018	129	—
USD	21,856	PEN	71,692	BNP Paribas SA	9/18/2018	85	—
USD	175,524	PLN	588,000	UBS AG	7/6/2018	18,536	—
USD	26,126,590	SEK	226,755,000	Bank of America, N.A.	8/15/2018	728,992	—
USD	102,591	SEK	875,000	Goldman Sachs Bank USA	8/15/2018	4,587	—
USD	106,782	SEK	950,000	Standard Chartered Bank	8/15/2018	378	—
USD	6,082,906	SGD	8,077,491	Bank of America, N.A.	9/19/2018	144,662	—
USD	6,775,158	TRY	31,588,000	Bank of America, N.A.	7/20/2018	—	(49,111)
USD	7,242,050	TWD	212,793,166	BNP Paribas SA	9/19/2018	225,641	—
USD	169,983	ZAR	2,245,000	Bank of America, N.A.	8/8/2018	7,071	—
USD	183,652	ZAR	2,307,000	BNP Paribas SA	8/8/2018	16,244	—
						$4,246,615	($5,929,870)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	120.50	Jul 2018	35	35,000	$7,756	$(11,484)

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Options on exchange-traded futures contracts (continued)

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Euro BOBL Futures	EUR	133.00	Aug 2018	79	7,900,000	$15,517	$(14,674)
Euro BUND Futures	EUR	160.00	Jul 2018	41	4,100,000	18,068	(126,317)
Euro BUND Futures	EUR	160.50	Jul 2018	11	1,100,000	4,719	(27,980)
						$46,060	$(180,455)
Puts
10-Year U.S. Treasury Note Futures	USD	119.00	Jul 2018	35	35,000	10,739	(3,281)
Euro BOBL Futures	EUR	131.25	Aug 2018	79	7,900,000	12,765	(10,999)
Euro BUND Futures	EUR	156.50	Jul 2018	11	1,100,000	4,982	(240)
						$28,486	$(14,520)
						$74,546	$(194,975)

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
Australian Dollar versus U.S. Dollar	HSBC Bank USA	AUD	0.83	Dec 2018	6,200,000	$80,699	$(3,593)
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.44	Jun 2019	1,769,000	25,487	(19,443)
Euro versus U.S. Dollar	HSBC Bank USA	EUR	1.27	May 2019	2,800,000	38,673	(28,294)
U.S. Dollar versus Korean Won	BNP Paribas SA	USD	1,200.00	Oct 2018	1,608,000	6,376	(6,099)
						$151,235	$(57,429)
Puts
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.32	Jun 2019	1,751,000	55,583	(53,587)
U.S. Dollar versus Canadian Dollar	Citibank N.A.	USD	1.31	Aug 2018	2,005,000	15,443	(14,881)
						$71,026	$(68,468)
						$222,261	$(125,897)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU29	Buy	0.475%	Sep 2018	EUR	13,100,000	$6,689	$(106)
								$6,689	$(106)
Puts
5-Year Credit Default Swap	Barclays Bank PLC London	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	600,000	1,032	(60)
5-Year Credit Default Swap	BNP Paribas SA	CDX.O.IG30	Sell	0.750%	Jul 2018	USD	2,700,000	2,565	(1,402)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.850%	Jul 2018	USD	1,000,000	1,030	(210)
5-Year Credit Default Swap	Deutsche Bank Securities, Inc.	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	800,000	1,330	(80)
5-Year Credit Default Swap	JPMorgan Securities, Inc.	CDX.O.IG30	Sell	0.725%	Jul 2018	USD	800,000	740	(548)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.O.IG30	Sell	0.750%	Jul 2018	USD	1,400,000	1,820	(727)
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU29	Sell	0.750%	Sep 2018	EUR	13,100,000	25,987	(62,190)
5-Year Credit Default Swap	BNP Paribas SA	CDX.O.IG30	Sell	0.900%	Sep 2018	USD	1,500,000	1,838	(1,695)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.900%	Sep 2018	USD	1,100,000	1,568	(1,243)
								$37,910	$(68,155)
								$44,599	$(68,261)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final
			Index/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	—
							$25,800	—

* For this type of option, notional amounts are equivalent to number of contracts.

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
BNP Paribas SA	5,938,500,000	KRW	Fixed 2.030%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	$73,514	$73,514
JPMorgan Chase Bank	6,594,300,000	KRW	Fixed 1.993%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	101,331	101,331
								—	$174,845	$174,845
Centrally cleared	324,000,000	USD	USD LIBOR BBA	Fixed 1.750%	At Maturity	Quarterly	Apr 2019	$(266,594)	(1,094,919)	(1,361,513)
Centrally cleared	52,100,000	GBP	GBP LIBOR BBA	Fixed 1.000%	At Maturity	Quarterly	Sep 2019	11,085	55,419	66,504
Centrally cleared	41,600,000	GBP	GBP LIBOR BBA	Fixed 1.250%	At Maturity	Quarterly	Dec 2019	60,595	94,392	154,987
Centrally cleared	84,100,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	92,422	106,161	198,583
Centrally cleared	14,400,000	USD	1 Month LIBOR + 0.117%	3 Month LIBOR	Quarterly	Quarterly	Mar 2020	—	1,924	1,924
Centrally cleared	324,000,000	USD	Fixed 2.000%	USD LIBOR BBA	At Maturity	Quarterly	Apr 2020	182,344	1,288,733	1,471,077
Centrally cleared	68,000,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	1,311,079	55,218	1,366,297
Centrally cleared	35,400,000	CAD	CAD BA CDOR	Fixed 2.300%	Semi-Annual	Semi-Annual	Jul 2020	(54,394)	67,053	12,659
Centrally cleared	52,100,000	GBP	Fixed 1.000%	GBP LIBOR BBA	At Maturity	Quarterly	Sep 2020	148,027	(51,256)	96,771
Centrally cleared	21,900,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Sep 2020	840	68,516	69,356
Centrally cleared	11,200,000	GBP	GBP LIBOR BBA	Fixed 1.250%	Semi-Annual	Semi-Annual	Sep 2020	(861)	48,486	47,625
Centrally cleared	41,600,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2020	(65,323)	(99,816)	(165,139)
Centrally cleared	21,800,000	BRL	BRL CDI	Fixed 8.880%	At Maturity	At Maturity	Jan 2021	6,504	(30,812)	(24,308)
Centrally cleared	29,600,000	USD	1 Month LIBOR + 0.084%	3 Month LIBOR	Quarterly	Quarterly	Apr 2022	—	(5,950)	(5,950)
Centrally cleared	7,000,000	USD	1 Month LIBOR + 0.084%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	—	7,194	7,194
Centrally cleared	4,900,000	USD	1 Month LIBOR + 0.070%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	—	7,647	7,647
Centrally cleared	25,500,000	USD	1 Month LIBOR + 0.085%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	(1,518)	24,618	23,100
Centrally cleared	31,600,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(131,957)	2,649	(129,308)
Centrally cleared	16,300,000	USD	1 Month LIBOR + 0.073%	3 Month LIBOR	Quarterly	Quarterly	Apr 2023	—	(2,194)	(2,194)
Centrally cleared	15,200,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	71,679	555,143	626,822
Centrally cleared	165,700,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	32,079	(300,262)	(268,183)
Centrally cleared	39,100,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	1,524,623	88,241	1,612,864
Centrally cleared	7,500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(1,565)	(72,491)	(74,056)
Centrally cleared	37,800,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Sep 2023	(215,863)	623,354	407,491
Centrally cleared	21,700,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Dec 2023	(73,869)	223,578	149,709
Centrally cleared	54,200,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	1,093,401	2,053,688	3,147,089
Centrally cleared	4,340,000,000	JPY	JPY LIBOR BBA	Fixed 0.100%	Semi-Annual	Semi-Annual	Mar 2024	(128,602)	33,496	(95,106)
				USD Federal Funds H.15
Centrally cleared	1,200,000	USD	Fixed 2.696%	OIS COMPOUND	Annual	Annual	Apr 2025	—	(13,162)	(13,162)
				USD Federal Funds H.15
Centrally cleared	3,700,000	USD	Fixed 2.683%	OIS COMPOUND	Annual	Annual	Apr 2025	1,566	(39,121)	(37,555)
				USD Federal Funds H.15
Centrally cleared	1,300,000	USD	Fixed 2.710%	OIS COMPOUND	Annual	Annual	Apr 2025	—	(15,405)	(15,405)
				USD Federal Funds H.15
Centrally cleared	2,400,000	USD	Fixed 2.714%	OIS COMPOUND	Annual	Annual	Apr 2025	(37)	(29,017)	(29,054)
				USD Federal Funds H.15
Centrally cleared	1,200,000	USD	Fixed 2.684%	OIS COMPOUND	Annual	Annual	Apr 2025	(38)	(12,226)	(12,264)
				USD Federal Funds H.15
Centrally cleared	1,200,000	USD	Fixed 2.673%	OIS COMPOUND	Annual	Annual	Apr 2025	—	(11,434)	(11,434)
Centrally cleared	5,900,000	CAD	Fixed 1.850%	CAD BA CDOR	Semi-Annual	Semi-Annual	Sep 2027	305,981	(45,008)	260,973
Centrally cleared	320,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	4,651	(18,112)	(13,461)
Centrally cleared	15,400,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2027	205,046	(790,385)	(585,339)
Centrally cleared	650,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	43,541	(60,378)	(16,837)
Centrally cleared	140,000,000	JPY	Fixed 0.399%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(133)	(13,948)	(14,081)
Centrally cleared	500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2028	3,698	(591)	3,107
Centrally cleared	30,650,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Sep 2028	477,159	697,383	1,174,542
Centrally cleared	25,600,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Dec 2028	436,640	384,490	821,130
Centrally cleared	3,441,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(225,011)	(107,098)	(332,109)
Centrally cleared	1,030,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	242,632	1,149,477	1,392,109
Centrally cleared	10,000,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2044	(3,203)	(12,888)	(16,091)
Centrally cleared	560,000,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(1,615,356)	665,091	(950,265)
Centrally cleared	1,600,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2046	(142,279)	377,943	235,664
Centrally cleared	9,400,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(359,920)	802,715	442,795
Centrally cleared	4,300,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	470,328	(43,318)	427,010
Centrally cleared	1,800,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2048	50,604	(69,277)	(18,673)
Centrally cleared	2,400,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(126,171)	29,812	(96,359)
Centrally cleared	1,950,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(95,277)	16,985	(78,292)
Centrally cleared	15,400,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2048	296,256	(456,013)	(159,757)
Centrally cleared	4,300,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	31,082	31,082

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	1,200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	$9,277	$9,277
								$3,564,809	$6,174,684	$9,739,493
								$3,564,809	$6,349,529	$9,914,338

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Government of Japan	300,000	USD	$300,000	1.000%	Quarterly	Jun 2022	$(8,340)	$(1,244)	$(9,584)
	People’s Republic of
Barclays Bank PLC	China	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(17,128)	3,752	(13,376)
Barclays Bank PLC	Republic of Korea	600,000	USD	600,000	1.000%	Quarterly	Jun 2023	(14,088)	7	(14,081)
Barclays Capital	Government of Japan	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(42,071)	(5,848)	(47,919)
	Credit Suisse
BNP Paribas SA	Group, Ltd.	2,700,000	EUR	2,933,686	1.000%	Quarterly	Jun 2022	34,155	(51,652)	(17,497)
BNP Paribas SA	Commerzbank AG	1,200,000	EUR	1,307,340	1.000%	Quarterly	Jun 2022	49,410	2,199	51,609
BNP Paribas SA	Government of Japan	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2022	(65,025)	(8,451)	(73,476)
BNP Paribas SA	Republic of Korea	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2023	(46,597)	1,874	(44,723)
Citibank N.A	Government of Japan	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(16,749)	(2,419)	(19,168)
Goldman Sachs
International	Government of Japan	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(42,136)	(5,783)	(47,919)
Goldman Sachs	People’s Republic of
International	China	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2023	(32,750)	7,483	(25,267)
HSBC	Government of Japan	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2022	(52,710)	(7,988)	(60,698)
HSBC	Republic of Korea	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(22,401)	1,205	(21,196)
JPMorgan Chase Bank
N.A.	Republic of Korea	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2023	(26,346)	531	(25,815)
				$19,441,026				$(302,776)	$(66,334)	$(369,110)
Centrally cleared	Pfizer, Inc.	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2020	(17,602)	(2,343)	(19,945)
Centrally cleared	Altria Group, Inc.	1,500,000	USD	1,500,000	1.000%	Quarterly	Dec 2020	(26,281)	(3,174)	(29,455)
	UnitedHealth
Centrally cleared	Group, Inc.	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2020	(18,355)	(3,778)	(22,133)
	Reynolds
Centrally cleared	American, Inc.	1,600,000	USD	1,600,000	1.000%	Quarterly	Dec 2020	(28,785)	(1,735)	(30,520)
Centrally cleared	Koninklijke DSM NV	1,000,000	EUR	1,072,765	1.000%	Quarterly	Dec 2020	(18,542)	(6,189)	(24,731)
Centrally cleared	Bayer AG	200,000	EUR	213,640	1.000%	Quarterly	Dec 2020	(2,618)	(1,969)	(4,587)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(2,164)	(1,463)	(3,627)
Centrally cleared	Fortum OYJ	200,000	EUR	212,510	1.000%	Quarterly	Dec 2020	(2,088)	(2,291)	(4,379)
Centrally cleared	Telia Company AB	300,000	EUR	318,225	1.000%	Quarterly	Dec 2020	(4,258)	(2,614)	(6,872)
Centrally cleared	BASF SE	400,000	EUR	425,960	1.000%	Quarterly	Dec 2020	(6,723)	(2,932)	(9,655)
	ITRAXX Europe
Centrally cleared	Series 28 Version 1	16,000,000	EUR	19,799,211	1.000%	Quarterly	Dec 2022	(472,799)	125,891	(346,908)
Centrally cleared	CDX.NA.IG.29	20,000,000	USD	20,000,000	1.000%	Quarterly	Dec 2022	(368,083)	23,070	(345,013)
				$47,459,261				$(968,298)	$120,473	$(847,825)
				$66,900,287				$(1,271,074)	$54,139	$(1,216,935)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	Credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	Spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank N.A.	A.P. Moller - Maersk A/S	0.852%	1,300,000	EUR	$1,534,064	1.000%	Quarterly	Jun 2022	$(5,891)	$15,282	$9,391
					$1,534,064				$(5,891)	$15,282	$9,391
Centrally cleared	Daimler AG	0.335%	200,000	EUR	245,260	1.000%	Quarterly	Dec 2020	2,943	79	3,022
Centrally cleared	Exelon Generation Company LLC	0.669%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(31,355)	50,457	19,102
Centrally cleared	CDX.EM.29	1.720%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2023	(19,694)	(24,135)	(43,829)
Centrally cleared	Tesco PLC	1.566%	1,000,000	EUR	1,223,300	1.000%	Quarterly	Jun 2025	(32,247)	(11,613)	(43,860)
Centrally cleared	Royal Dutch Shell PLC	0.671%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(17,110)	34,741	17,631
					$4,807,305				$(97,463)	$49,529	$(47,934)
					$6,341,369				$(103,354)	$64,811	$(38,543)

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Currency swaps

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
BNP Paribas SA	Floating rate equal to 3	Floating rate equal to 3
	month AUD BBSW plus	month USD LIBOR
	0.362% based on the	based on the notional
	notional amount of	amount of currency
	currency received	delivered	Quarterly	Sep 2027	AUD	3,100,000	2,457,370	$11,160	$(176,082)	$(164,922)
BNP Paribas SA	Floating rate equal to 3	Floating rate equal to 3
	month AUD BBSW plus	month USD LIBOR
	0.368% based on the	based on the notional
	notional amount of	amount of currency
	currency received	delivered	Quarterly	Oct 2027	AUD	1,900,000	1,496,630	(4,750)	(86,534)	(91,284)
Deutsche Bank AG	Floating rate equal to 3	Floating rate equal to 3
	month GBP LIBOR less	month USD LIBOR
	0.055% based on the	based on the notional
	notional amount of	amount of currency
	currency received	delivered	Quarterly	Oct 2026	GBP	800,000	976,000	3,639	64,289	67,928
Morgan Stanley Capital Services	Floating rate equal to 3	Floating rate equal to 3
	month AUD BBSW plus	month USD LIBOR
	0.368% based on the	based on the notional
	notional amount of	amount of currency
	currency received	delivered	Quarterly	Oct 2027	AUD	674,000	527,135	2,157	(30,766)	(28,609)
Royal Bank of Scotland PLC	Floating rate equal to 3	Floating rate equal to 3
	month GBP LIBOR less	month USD LIBOR
	0.055% based on the	based on the notional
	notional amount of	amount of currency
	currency received	delivered	Quarterly	Oct 2026	GBP	1,500,000	1,830,300	44,025	83,041	127,066
								$56,231	$(146,052)	$(89,821)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

High Yield Trust

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Argentina – 0.7%
Provincia de Buenos Aires
7.875%, 06/15/2027		$680,000	$595,000
Republic of Argentina
4.625%, 01/11/2023 (A)		200,000	176,102
5.625%, 01/26/2022		230,000	214,935
6.875%, 01/26/2027		330,000	290,400
7.500%, 04/22/2026		200,000	184,500
7.625%, 04/22/2046		200,000	161,400
			1,622,337
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	100,000	26,206
10.000%, 01/01/2023		2,139,000	539,152
10.000%, 01/01/2027		85,000	20,010
			585,368
Ecuador – 0.2%
Republic of Ecuador
7.875%, 01/23/2028 (B)		$440,000	368,588
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	74,000,000	5,151
Mexico – 0.1%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	287,666
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$3,538,476)			$2,869,110

CORPORATE BONDS – 83.1%
Consumer discretionary – 20.6%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (B)		$570,000	513,000
Altice France SA
6.250%, 05/15/2024 (B)		470,000	456,488
7.375%, 05/01/2026 (B)		2,630,000	2,571,351
Altice Luxembourg SA
7.750%, 05/15/2022 (B)		660,000	638,550
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027 (A)		410,000	397,700
Bossier Casino Venture Holdco, Inc.
(0.000% Cash or 14.000% PIK)
14.000%, 02/09/2023 (B)(C)		714,602	732,149
Boyne USA, Inc.
7.250%, 05/01/2025 (B)		270,000	281,475
Brinker International, Inc.
5.000%, 10/01/2024 (B)		310,000	299,150
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (B)		530,000	541,925
Carriage Services, Inc.
6.625%, 06/01/2026 (B)		570,000	577,838

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	$700,000	$728,000
CCO Holdings LLC
5.125%, 05/01/2027 (B)	1,110,000	1,036,463
5.750%, 02/15/2026 (B)	250,000	245,625
Century Communities, Inc.
5.875%, 07/15/2025	1,040,000	982,800
Charter Communications Operating LLC
4.908%, 07/23/2025	1,850,000	1,867,748
6.484%, 10/23/2045	450,000	473,997
CSC Holdings LLC
6.625%, 10/15/2025 (B)	720,000	737,100
10.125%, 01/15/2023 (B)	355,000	391,388
10.875%, 10/15/2025 (B)	243,000	280,130
Delphi Technologies PLC
5.000%, 10/01/2025 (B)	370,000	352,888
DISH DBS Corp.
5.875%, 11/15/2024	2,030,000	1,717,888
7.750%, 07/01/2026	2,250,000	1,971,563
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (B)	560,000	571,200
ESH Hospitality, Inc.
5.250%, 05/01/2025 (B)	770,000	743,050
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (B)(D)	3,600,425	360
General Motors Company
6.600%, 04/01/2036	140,000	151,445
6.750%, 04/01/2046	60,000	66,470
GLP Capital LP
5.375%, 04/15/2026	670,000	663,300
5.750%, 06/01/2028	720,000	725,400
Golden Nugget, Inc.
8.750%, 10/01/2025 (B)	740,000	760,135
Hanesbrands, Inc.
4.625%, 05/15/2024 (B)	510,000	497,250
4.875%, 05/15/2026 (B)	180,000	173,700
Hilton Worldwide Finance LLC
4.625%, 04/01/2025	300,000	292,500
4.875%, 04/01/2027	330,000	318,450
IHO Verwaltungs GmbH (4.125% Cash
or 4.875% PIK) 4.125%,
09/15/2021 (B)	260,000	256,100
IHO Verwaltungs GmbH (4.750% Cash
or 5.500% PIK) 4.750%,
09/15/2026 (B)	250,000	235,313
International Game Technology PLC
6.500%, 02/15/2025 (B)	400,000	413,000
JB Poindexter & Company, Inc.
7.125%, 04/15/2026 (B)	550,000	563,750

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
L Brands, Inc.
5.250%, 02/01/2028 (A)	$280,000	$248,850
Lennar Corp.
4.500%, 04/30/2024	300,000	289,140
4.750%, 11/29/2027	400,000	373,880
Levi Strauss & Company
5.000%, 05/01/2025	710,000	706,450
LGI Homes, Inc.
6.875%, 07/15/2026 (B)	560,000	558,600
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (B)	1,010,000	1,022,312
Meredith Corp.
6.875%, 02/01/2026 (B)	480,000	473,400
MGM Resorts International
4.625%, 09/01/2026	370,000	342,250
7.750%, 03/15/2022	610,000	664,900
Monitronics International, Inc.
9.125%, 04/01/2020 (A)	390,000	250,575
Murphy Oil USA, Inc.
5.625%, 05/01/2027	490,000	478,975
6.000%, 08/15/2023	60,000	61,350
NCL Corp., Ltd.
4.750%, 12/15/2021 (B)	654,000	652,365
Netflix, Inc.
5.875%, 02/15/2025	500,000	512,895
New Red Finance, Inc.
4.250%, 05/15/2024 (B)	340,000	323,000
5.000%, 10/15/2025 (B)	630,000	596,106
Newell Brands, Inc.
5.000%, 11/15/2023	250,000	255,451
Scientific Games International, Inc.
5.000%, 10/15/2025 (B)	380,000	361,950
10.000%, 12/01/2022	1,950,000	2,076,750
Service Corp. International
4.625%, 12/15/2027	380,000	358,948
5.375%, 05/15/2024	230,000	235,175
7.500%, 04/01/2027	480,000	541,200
Silversea Cruise Finance, Ltd.
7.250%, 02/01/2025 (B)	682,000	736,628
Speedway Motorsports, Inc.
5.125%, 02/01/2023	610,000	596,275
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (B)	270,000	253,800
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (B)	840,000	835,800
The EW Scripps Company
5.125%, 05/15/2025 (B)	420,000	393,750
The ServiceMaster Company LLC
5.125%, 11/15/2024 (B)	550,000	533,500
Time Warner Cable LLC
7.300%, 07/01/2038	440,000	498,459
TopBuild Corp.
5.625%, 05/01/2026 (B)	720,000	691,200
Univision Communications, Inc.
5.125%, 02/15/2025 (B)	200,000	184,750
Viking Cruises, Ltd.
5.875%, 09/15/2027 (B)	1,225,000	1,157,625
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (B)	1,480,000	1,385,428
VOC Escrow, Ltd.
5.000%, 02/15/2028 (B)	460,000	434,567
Weekley Homes LLC
6.625%, 08/15/2025 (B)	750,000	710,625
Weight Watchers International, Inc.
8.625%, 12/01/2025 (B)	490,000	537,751

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
William Lyon Homes, Inc.
5.875%, 01/31/2025	$50,000	$47,313
6.000%, 09/01/2023 (B)	390,000	385,012
7.000%, 08/15/2022	180,000	183,375
ZF North America Capital, Inc.
4.500%, 04/29/2022 (B)	305,000	310,442
4.750%, 04/29/2025 (B)	520,000	519,781
		46,007,242
Consumer staples – 2.2%
Alliance One International, Inc.
8.500%, 04/15/2021 (B)	280,000	288,400
9.875%, 07/15/2021 (A)	330,000	301,950
Beverages & More, Inc.
11.500%, 06/15/2022 (A)(B)	580,000	498,800
Central Garden & Pet Company
5.125%, 02/01/2028	370,000	342,250
Cott Holdings, Inc.
5.500%, 04/01/2025 (B)	520,000	505,700
Kraft Heinz Foods Company
7.125%, 08/01/2039 (B)	440,000	533,680
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (B)	370,000	359,825
4.875%, 11/01/2026 (B)	780,000	758,550
Sally Holdings LLC
5.625%, 12/01/2025 (A)	510,000	470,475
Spectrum Brands, Inc.
5.750%, 07/15/2025	610,000	602,375
6.125%, 12/15/2024	230,000	232,300
		4,894,305
Energy – 14.4%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	630,000	636,300
6.625%, 07/15/2026 (B)	670,000	663,099
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025	800,000	848,000
Centennial Resource Production LLC
5.375%, 01/15/2026 (B)	370,000	359,825
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	740,000	769,600
Chesapeake Energy Corp.
5.375%, 06/15/2021	280,000	274,400
5.750%, 03/15/2023	760,000	718,200
8.000%, 01/15/2025 (A)	520,000	529,594
Continental Resources, Inc.
4.900%, 06/01/2044	330,000	322,954
Covey Park Energy LLC
7.500%, 05/15/2025 (B)	760,000	775,200
DCP Midstream Operating LP
6.750%, 09/15/2037 (B)	590,000	625,400
Diamondback Energy, Inc.
4.750%, 11/01/2024	280,000	273,000
5.375%, 05/31/2025 (B)	610,000	608,475
Endeavor Energy Resources LP
5.500%, 01/30/2026 (B)	290,000	281,300
5.750%, 01/30/2028 (B)	300,000	292,500
Ensco PLC
7.750%, 02/01/2026	210,000	198,387
EP Energy LLC
6.375%, 06/15/2023	840,000	577,500
8.000%, 02/15/2025 (B)	580,000	449,500
9.375%, 05/01/2024 (B)	750,000	615,000
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (B)	730,000	699,019
7.375%, 05/15/2024 (B)	560,000	586,600

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Genesis Energy LP
5.625%, 06/15/2024	$910,000	$850,850
Gulfport Energy Corp.
6.375%, 05/15/2025	480,000	466,800
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (B)	680,000	657,900
9.875%, 04/01/2022 (B)	350,000	361,722
MEG Energy Corp.
6.375%, 01/30/2023 (B)	328,000	306,270
7.000%, 03/31/2024 (B)	1,750,000	1,634,063
Murray Energy Corp.
11.250%, 04/15/2021 (B)	760,000	448,400
NGL Energy Partners LP
7.500%, 11/01/2023	900,000	909,000
NGPL PipeCo LLC
4.375%, 08/15/2022 (B)	380,000	376,200
4.875%, 08/15/2027 (B)	260,000	256,750
7.768%, 12/15/2037 (B)	500,000	587,500
Oasis Petroleum, Inc.
6.250%, 05/01/2026 (B)	310,000	313,100
6.875%, 03/15/2022 (A)	437,000	444,521
Petrobras Global Finance BV
6.850%, 06/05/2115	410,000	343,990
7.375%, 01/17/2027 (A)	290,000	289,638
Precision Drilling Corp.
7.125%, 01/15/2026 (A)(B)	660,000	677,820
Pride International LLC
7.875%, 08/15/2040	30,000	26,925
QEP Resources, Inc.
5.250%, 05/01/2023	230,000	224,825
5.625%, 03/01/2026	560,000	534,800
Range Resources Corp.
4.875%, 05/15/2025 (A)	240,000	225,000
5.000%, 03/15/2023	400,000	388,600
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (B)	770,000	877,800
7.500%, 07/15/2038 (B)	630,000	743,400
RSP Permian, Inc.
5.250%, 01/15/2025	800,000	855,200
6.625%, 10/01/2022	460,000	483,322
SemGroup Corp.
5.625%, 11/15/2023	740,000	697,450
Shelf Drilling Holdings, Ltd.
8.250%, 02/15/2025 (B)	820,000	826,150
Summit Midstream Holdings LLC
5.500%, 08/15/2022	120,000	117,900
Targa Resources Partners LP
4.250%, 11/15/2023	400,000	384,000
5.875%, 04/15/2026 (B)	560,000	564,200
Teine Energy, Ltd.
6.875%, 09/30/2022 (B)	700,000	707,000
The Williams Companies, Inc.
3.700%, 01/15/2023	300,000	290,250
7.500%, 01/15/2031	880,000	1,046,628
8.750%, 03/15/2032	120,000	154,722
Transocean Guardian, Ltd.
5.875%, 01/15/2024 (B)	400,000	397,500
Transocean, Inc.
6.800%, 03/15/2038	360,000	292,500
7.500%, 01/15/2026 (B)	180,000	182,813
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (B)	930,000	895,125
WPX Energy, Inc.
5.750%, 06/01/2026	220,000	220,000

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
WPX Energy, Inc. (continued)
8.250%, 08/01/2023		$870,000	$985,275
			32,149,762
Financials – 7.3%
Ally Financial, Inc.
3.500%, 01/27/2019		650,000	649,188
8.000%, 11/01/2031		80,000	95,200
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (B)		640,000	531,200
Banco Mercantil del Norte SA (6.875%
to 7-6-22, then 5 Year CMT +
5.035%) 07/06/2022 (B)(E)		200,000	197,718
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%) 03/15/2028 (E)		350,000	342,125
Bank of America Corp. (6.500% to
10-23-24, then 3 month LIBOR +
4.174%) 10/23/2024 (E)		280,000	297,500
Barclays Bank PLC
7.625%, 11/21/2022		200,000	215,300
Barclays PLC
4.836%, 05/09/2028		200,000	188,811
Barclays PLC (8.000% to 12-15-20, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (E)	EUR	500,000	646,675
BNP Paribas SA (7.375% to 8-19-25,
then 5 Year U.S. Swap Rate +
5.150%) 08/19/2025 (B)(E)		$390,000	398,775
CIT Group, Inc.
5.250%, 03/07/2025		140,000	141,050
6.125%, 03/09/2028		420,000	431,550
Citigroup, Inc. (5.950% to 5-15-25, then
3 month LIBOR + 3.905%)
05/15/2025 (E)		780,000	786,825
Citigroup, Inc. (6.300% to 5-15-24, then
3 month LIBOR + 3.423%)
05/15/2024 (E)		1,060,000	1,075,805
Cooperatieve Rabobank UA
5.250%, 08/04/2045		270,000	281,531
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (B)(E)		290,000	306,433
DAE Funding LLC
4.500%, 08/01/2022 (B)		384,000	372,480
5.000%, 08/01/2024 (B)		800,000	768,400
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024		590,000	618,025
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 05/01/2025 (B)		720,000	702,000
FirstCash, Inc.
5.375%, 06/01/2024 (B)		530,000	528,675
Genworth Holdings, Inc.
4.900%, 08/15/2023		110,000	96,250
7.700%, 06/15/2020 (A)		360,000	370,800
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (E)		620,000	608,375
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%) 03/23/2028 (E)		730,000	700,800
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (B)		200,000	181,463
NatWest Markets NV
7.750%, 05/15/2023		210,000	231,842

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	$590,000	$586,663
6.500%, 06/15/2022	120,000	122,850
6.625%, 07/26/2021	210,000	215,712
6.750%, 06/25/2025 (A)	140,000	138,600
6.750%, 06/15/2026	450,000	439,740
8.000%, 03/25/2020	688,000	725,840
Quicken Loans, Inc.
5.250%, 01/15/2028 (B)	1,300,000	1,198,990
5.750%, 05/01/2025 (B)	540,000	528,541
Radian Group, Inc.
4.500%, 10/01/2024	200,000	193,000
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (E)	470,000	499,493
		16,414,225
Health care – 7.9%
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (A)(B)	270,000	251,100
BioScrip, Inc.
8.875%, 02/15/2021 (A)	620,000	592,100
Centene Corp.
4.750%, 01/15/2025	730,000	726,350
6.125%, 02/15/2024	160,000	168,600
DaVita, Inc.
5.000%, 05/01/2025	410,000	385,913
DJO Finance LLC
8.125%, 06/15/2021 (B)	1,180,000	1,194,396
10.750%, 04/15/2020	90,000	87,975
Endo Finance LLC
5.375%, 01/15/2023 (B)	280,000	224,000
7.250%, 01/15/2022 (A)(B)	290,000	266,800
HCA, Inc.
4.500%, 02/15/2027	440,000	414,150
5.000%, 03/15/2024	80,000	80,000
5.250%, 06/15/2026	100,000	99,320
5.375%, 02/01/2025	820,000	807,454
5.500%, 06/15/2047	1,920,000	1,761,600
7.500%, 02/15/2022	210,000	228,375
Immucor, Inc.
11.125%, 02/15/2022 (B)	320,000	320,800
Jaguar Holding Company II
6.375%, 08/01/2023 (B)	570,000	567,264
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (B)	510,000	522,750
NVA Holdings, Inc.
6.875%, 04/01/2026 (B)	840,000	834,750
Polaris Intermediate Corp. (8.500% Cash
or 9.250% PIK) 8.500%,
12/01/2022 (B)	400,000	412,500
Tenet Healthcare Corp.
7.500%, 01/01/2022 (B)	1,220,000	1,268,800
8.125%, 04/01/2022	1,080,000	1,127,250
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021	550,000	510,105
Valeant Pharmaceuticals
International, Inc.
5.500%, 03/01/2023 (B)	1,050,000	976,500
6.125%, 04/15/2025 (B)	230,000	211,888
7.000%, 03/15/2024 (B)	1,090,000	1,140,075
7.250%, 07/15/2022 (B)	160,000	163,866
7.500%, 07/15/2021 (B)	40,000	40,625
8.500%, 01/31/2027 (B)	550,000	558,250

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Valeant Pharmaceuticals
International, Inc. (continued)
9.250%, 04/01/2026 (B)	$1,610,000	$1,672,388
		17,615,944
Industrials – 8.5%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (B)	130,000	126,750
Allison Transmission, Inc.
4.750%, 10/01/2027 (B)	960,000	895,200
5.000%, 10/01/2024 (B)	400,000	393,500
ARD Securities Finance SARL (8.750%
Cash or 8.750% PIK) 8.750%,
01/31/2023 (B)	490,000	498,575
Ashtead Capital, Inc.
4.125%, 08/15/2025 (B)	200,000	186,500
BBA US Holdings, Inc.
5.375%, 05/01/2026 (B)	610,000	612,294
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (B)	640,000	592,000
BlueLine Rental Finance Corp.
9.250%, 03/15/2024 (B)	700,000	744,730
BWX Technologies, Inc.
5.375%, 07/15/2026 (B)	410,000	415,125
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (B)	480,000	494,400
Core & Main LP
6.125%, 08/15/2025 (B)	300,000	284,250
Covanta Holding Corp.
5.875%, 07/01/2025	560,000	540,400
Flexi-Van Leasing, Inc.
10.000%, 02/15/2023 (B)	540,000	510,300
GFL Environmental, Inc.
5.375%, 03/01/2023 (B)	330,000	305,250
Jeld-Wen, Inc.
4.625%, 12/15/2025 (B)	200,000	190,500
4.875%, 12/15/2027 (B)	370,000	344,100
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (B)	940,000	771,975
Neovia Logistics Services LLC
8.875%, 08/01/2020 (B)	90,000	76,500
Neovia Logistics Services LLC
(12.250% Cash or 10.750% PIK)
12.250%, 04/01/2020 (B)	628,863	355,308
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (B)	830,000	788,334
5.250%, 08/15/2022 (B)	280,000	277,203
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	409,000	414,113
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (B)	608,000	649,040
Standard Industries, Inc.
4.750%, 01/15/2028 (B)	900,000	825,750
5.375%, 11/15/2024 (B)	330,000	325,875
The ADT Corp.
4.125%, 06/15/2023	240,000	225,000
6.250%, 10/15/2021	430,000	445,050
The Brink’s Company
4.625%, 10/15/2027 (B)	510,000	471,750
The Hertz Corp.
5.875%, 10/15/2020 (A)	830,000	811,325
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023	393,920	400,814

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 10/11/2023	$246,425	$248,668
United Rentals North America, Inc.
4.625%, 10/15/2025	190,000	180,975
4.875%, 01/15/2028	980,000	910,175
5.500%, 05/15/2027	650,000	630,500
5.750%, 11/15/2024	620,000	630,075
Waste Pro USA, Inc.
5.500%, 02/15/2026 (B)	440,000	422,950
XPO CNW, Inc.
6.700%, 05/01/2034	740,000	745,550
XPO Logistics, Inc.
6.125%, 09/01/2023 (B)	680,000	694,253
6.500%, 06/15/2022 (B)	490,000	502,250
		18,937,307
Information technology – 2.5%
Alliance Data Systems Corp.
5.375%, 08/01/2022 (B)	880,000	884,290
CDK Global, Inc.
4.875%, 06/01/2027	250,000	239,688
5.875%, 06/15/2026	630,000	643,388
CommScope Technologies LLC
5.000%, 03/15/2027 (B)	420,000	395,325
Dell International LLC
5.875%, 06/15/2021 (B)	330,000	334,478
7.125%, 06/15/2024 (B)	360,000	381,394
First Data Corp.
5.000%, 01/15/2024 (B)	550,000	545,875
7.000%, 12/01/2023 (B)	60,000	62,495
j2 Cloud Services LLC
6.000%, 07/15/2025 (B)	560,000	567,000
Match Group, Inc.
5.000%, 12/15/2027 (B)	390,000	362,700
6.375%, 06/01/2024	340,000	357,850
Travelport Corporate Finance PLC
6.000%, 03/15/2026 (B)	432,000	435,240
Vantiv LLC
4.375%, 11/15/2025 (B)	415,000	396,001
		5,605,724
Materials – 8.9%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)(B)	1,080,000	1,086,750
6.750%, 09/30/2024 (B)	330,000	348,015
7.000%, 09/30/2026 (B)	830,000	879,800
ArcelorMittal
6.750%, 03/01/2041	470,000	531,100
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (B)	1,070,000	1,041,913
Berry Global, Inc.
4.500%, 02/15/2026 (B)	460,000	428,950
BHP Billiton Finance USA, Ltd.
(6.750% to 10-20-25, then 5 Year
U.S. Swap Rate + 5.093%)
10/19/2075 (B)	450,000	488,025
Cemex SAB de CV
5.700%, 01/11/2025 (B)	220,000	217,470
6.125%, 05/05/2025 (B)	270,000	274,455
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (B)	620,000	593,650
7.250%, 04/01/2023 (B)	700,000	700,000
7.500%, 04/01/2025 (B)	1,040,000	1,026,376
Flex Acquisition Company, Inc.
7.875%, 07/15/2026 (B)	620,000	617,582

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	$500,000	$475,000
3.875%, 03/15/2023	260,000	245,700
4.550%, 11/14/2024	360,000	342,000
5.450%, 03/15/2043	2,030,000	1,780,716
6.875%, 02/15/2023	270,000	284,499
FXI Holdings, Inc.
7.875%, 11/01/2024 (B)	580,000	566,950
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (B)	520,000	535,600
7.625%, 01/15/2025 (B)	890,000	932,275
Mercer International, Inc.
5.500%, 01/15/2026 (B)	380,000	368,600
6.500%, 02/01/2024	690,000	698,625
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (B)(D)	913,644	1,142
New Enterprise Stone & Lime
Company, Inc.
6.250%, 03/15/2026 (B)	300,000	303,000
Northwest Acquisitions ULC
7.125%, 11/01/2022 (B)	520,000	518,700
Olin Corp.
5.000%, 02/01/2030	420,000	397,950
Pactiv LLC
7.950%, 12/15/2025	380,000	416,100
8.375%, 04/15/2027	1,510,000	1,676,100
Steel Dynamics, Inc.
5.000%, 12/15/2026	300,000	300,000
Teck Resources, Ltd.
5.200%, 03/01/2042	670,000	587,088
Valvoline, Inc.
4.375%, 08/15/2025	510,000	474,300
5.500%, 07/15/2024	650,000	656,500
		19,794,931
Real estate – 2.8%
CoreCivic, Inc.
4.625%, 05/01/2023	130,000	126,100
4.750%, 10/15/2027	640,000	580,800
5.000%, 10/15/2022	390,000	390,000
CTR Partnership LP
5.250%, 06/01/2025	410,000	395,650
Five Point Operating Company LP
7.875%, 11/15/2025 (B)	1,020,000	1,039,125
Hunt Companies, Inc.
6.250%, 02/15/2026 (B)	610,000	568,825
MPT Operating Partnership LP
5.000%, 10/15/2027	580,000	553,900
5.250%, 08/01/2026	250,000	245,000
5.500%, 05/01/2024	70,000	70,875
6.375%, 03/01/2024	280,000	293,300
Sabra Health Care LP
5.125%, 08/15/2026	270,000	257,907
The GEO Group, Inc.
5.125%, 04/01/2023	60,000	58,800
5.875%, 10/15/2024	750,000	738,750
Uniti Group LP
6.000%, 04/15/2023 (B)	190,000	183,231
8.250%, 10/15/2023	130,000	124,176
WeWork Companies, Inc.
7.875%, 05/01/2025 (A)(B)	590,000	564,925
		6,191,364
Telecommunication services – 6.7%
CenturyLink, Inc.
5.625%, 04/01/2025 (A)	250,000	236,250

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication
services (continued)
CenturyLink, Inc. (continued)
6.750%, 12/01/2023	$100,000	$100,500
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (B)	1,130,000	1,158,250
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	670,000	601,124
8.000%, 02/15/2024 (B)	560,000	588,000
Level 3 Financing, Inc.
5.250%, 03/15/2026	210,000	199,731
5.625%, 02/01/2023	400,000	400,000
Sprint Capital Corp.
8.750%, 03/15/2032	1,230,000	1,316,100
Sprint Communications, Inc.
11.500%, 11/15/2021	470,000	554,600
Sprint Corp.
7.250%, 09/15/2021	1,850,000	1,924,000
7.625%, 02/15/2025 (A)	790,000	809,750
7.875%, 09/15/2023	2,450,000	2,540,344
Telecom Italia SpA
5.303%, 05/30/2024 (B)	1,200,000	1,183,500
T-Mobile USA, Inc.
4.750%, 02/01/2028	780,000	721,500
6.000%, 04/15/2024	60,000	62,100
6.500%, 01/15/2026	1,160,000	1,194,452
UPC Holding BV
5.500%, 01/15/2028 (B)	750,000	675,000
Windstream Services LLC
7.750%, 10/15/2020 (A)	840,000	753,900
		15,019,101
Utilities – 1.3%
AES Corp.
5.500%, 04/15/2025	451,000	454,383
NRG Energy, Inc.
7.250%, 05/15/2026	40,000	42,600
NRG REMA LLC
9.681%, 07/02/2026	1,181,000	838,510
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,176,775
Suburban Propane Partners LP
5.875%, 03/01/2027	450,000	420,750
		2,933,018
TOTAL CORPORATE BONDS (Cost
$191,599,148)		$185,562,923

CONVERTIBLE BONDS – 1.7%
Consumer discretionary – 0.8%
DISH Network Corp.
2.375%, 03/15/2024	420,000	369,855
3.375%, 08/15/2026	110,000	106,546
GCI Liberty, Inc.
1.750%, 09/30/2046 (B)	340,000	349,842
Liberty Media Corp.
2.125%, 03/31/2048 (B)	580,000	570,470
Live Nation Entertainment, Inc.
2.500%, 03/15/2023 (B)	350,000	362,395
RH
1.402%, 06/15/2023 (A)(B)(F)	170,000	158,498
		1,917,606
Energy – 0.2%
Cheniere Energy, Inc.
4.250%, 03/15/2045	140,000	110,838

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS (continued)
Energy (continued)
Chesapeake Energy Corp.
5.500%, 09/15/2026	$260,000	$264,234
		375,072
Health care – 0.4%
Jazz Investments I, Ltd.
1.500%, 08/15/2024 (A)(B)	920,000	958,489
Information technology – 0.3%
Akamai Technologies, Inc.
0.125%, 05/01/2025 (B)	160,000	160,217
Twitter, Inc.
0.250%, 06/15/2024 (B)	90,000	92,972
1.000%, 09/15/2021	380,000	367,691
		620,880
TOTAL CONVERTIBLE BONDS (Cost
$3,842,831)		$3,872,047

CAPITAL PREFERRED SECURITIES – 0.4%
Financials – 0.4%
ILFC E-Capital Trust I (1.550% +
highest of 3 month LIBOR, 10 Year
CMT, and 30 Year CMT) 4.570%,
12/21/2065 (B)(G)	1,000,000	935,000
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $840,839)		$935,000

TERM LOANS (H) – 3.2%
Consumer discretionary – 1.3%
CWGS Group LLC (1 month LIBOR +
2.750%) 4.775%, 11/08/2023	797,850	788,076
PetSmart, Inc. (1 month LIBOR +
3.000%) 5.010%, 03/11/2022	1,005,130	828,850
Pisces Midco, Inc. (3 month LIBOR +
3.750%) 6.089%, 04/12/2025	560,000	558,253
Spencer Gifts LLC (1 month LIBOR +
8.250%) 10.310%, 06/29/2022	630,000	456,750
TOMS Shoes LLC (1 month LIBOR +
5.500%) 7.590%, 10/28/2020	414,828	307,802
		2,939,731
Energy – 0.9%
Chesapeake Energy Corp. (1 month
LIBOR + 7.500%) 9.594%,
08/23/2021	400,000	418,084
Eastern Power LLC (1 month LIBOR +
3.750%) 5.844%, 10/02/2023	569,942	568,990
Murray Energy Corp. (1 month LIBOR
+7.250%) 9.344%, 04/16/2020	372,473	350,303
Panda Temple Power LLC (1 month
LIBOR + 8.000%) 10.046%,
02/07/2023	261,773	262,427
Permian Production Partners LLC (1
month LIBOR + 6.000%) 8.090%,
05/18/2024	470,000	462,950
		2,062,754
Health care – 0.7%
Immucor, Inc. (1 month LIBOR +
5.000%) 7.094%, 06/15/2021	289,437	292,453
Lantheus Medical Imaging, Inc. (1
month LIBOR + 3.750%) 5.844%,
06/30/2022	454,250	455,576
Radnet Management, Inc. (3 month
LIBOR + 3.750%) 6.100%,
06/30/2023	834,286	835,854
		1,583,883

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (H) (continued)
Industrials – 0.3%
Commercial Barge Line Company (1
month LIBOR + 8.750%) 10.844%,
11/12/2020	$772,125	$532,403
TOTAL TERM LOANS (Cost $7,655,609)		$7,118,771

COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.3%
Commercial and residential – 0.3%
JPMBB Commercial Mortgage Securities
Trust
Series 2015-C31, Class E
4.771%, 08/15/2048 (B)(I)	500,000	340,401
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class E
3.000%, 05/15/2048 (B)	500,000	313,532
		653,933
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $693,710)		$653,933

ASSET BACKED SECURITIES – 4.0%
ARES XLIV CLO, Ltd.
Series 2017-44A, Class D (3 month
LIBOR + 6.550%)
8.898%, 10/15/2029 (B)(G)	700,000	714,728
Avery Point VI CLO, Ltd.
Series 2015-6A, Class E1 (3 month
LIBOR + 5.500%)
7.863%, 08/05/2027 (B)(G)	750,000	748,197
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month
LIBOR + 5.200%)
7.533%, 07/18/2027 (B)(G)	250,000	250,000
Carlyle US CLO, Ltd.
Series 2017-2A, Class C (3 month
LIBOR + 3.700%)
6.059%, 07/20/2031 (B)(G)	750,000	755,431
Catskill Park CLO, Ltd.
Series 2017-1A, Class D (3 month
LIBOR + 6.000%)
8.359%, 04/20/2029 (B)(G)	400,000	406,678
Cumberland Park CLO, Ltd.
Series 2015-2A, Class ER (3 month
LIBOR + 5.650%)
8.012%, 07/20/2028 (B)(G)	750,000	753,817
CVP CLO, Ltd.
Series 2017-2, Class D (3 month
LIBOR + 2.650%)
4.576%, 01/20/2031 (B)(G)	500,000	484,985
Goldentree Loan Opportunities X, Ltd.
Series 2015-10A, Class E2 (3 month
LIBOR + 5.200%)
7.559%, 07/20/2027 (B)(G)	500,000	500,292
Jamestown CLO VIII, Ltd.
Series 2015-8A, Class D2 (3 month
LIBOR + 6.750%)
9.098%, 01/15/2028 (B)(G)	750,000	752,593
Midocean Credit CLO VII
Series 2017-7A, Class D (3 month
LIBOR + 3.880%)
6.228%, 07/15/2029 (B)(G)	500,000	503,708
Oaktree CLO, Ltd.
Series 2015-1A, Class DR (3 month
LIBOR + 5.200%)
7.559%, 10/20/2027 (B)(G)	250,000	248,669

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
OZLM XIX, Ltd.
Series 2017-19A, Class C (3 month
LIBOR + 3.100%)
5.448%, 11/22/2030 (B)(G)	$810,000	$809,767
Saranac CLO III, Ltd.
Series 2014-3A, Class DR (3 month
LIBOR + 3.250%)
5.582%, 06/22/2030 (B)(G)	570,000	567,855
Treman Park CLO, Ltd.
Series 2015-1A, Class E (3 month
LIBOR + 6.200%)
8.559%, 04/20/2027 (B)(G)	250,000	250,326
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3
month LIBOR + 2.820%)
5.168%, 04/15/2027 (B)(G)	450,000	447,466
Series 2014-17A, Class ERR (3 month
LIBOR + 5.740%)
8.088%, 04/15/2027 (B)(G)	350,000	346,996
Voya CLO, Ltd.
Series 2015-2A, Class E (3 month
LIBOR + 5.300%)
7.662%, 07/23/2027 (B)(G)	500,000	498,584
TOTAL ASSET BACKED SECURITIES (Cost
$8,828,825)		$9,040,092

COMMON STOCKS – 2.0%
Consumer discretionary – 0.5%
Bossier Casino Venture
Holdco, Inc. (B)(C)(J)	43,365	991,324
New Cotai, Inc., Class B (C)(J)(K)	3	189,090
Vertis Holdings, Inc. (C)(J)	69,391	0
		1,180,414
Energy – 1.4%
Berry Petroleum Corp. (J)	88,259	1,048,076
Blue Ridge Mountain Resources, Inc. (J)	97,958	587,748
Hercules Offshore, Inc. (A)(C)(J)	45,689	17,343
KCAD Holdings I, Ltd. (C)(J)	165,553,563	960,211
MWO Holdings LLC (C)(J)	445	40,842
Panda Temple Power LLC (J)	17,991	400,300
		3,054,520
Industrials – 0.1%
Tricer Holdco SCA (C)(J)	43,750	167,563
TOTAL COMMON STOCKS (Cost $10,251,332)		$4,402,497

PREFERRED SECURITIES – 1.4%
Energy – 0.7%
Berry Petroleum Company LLC (J)	100,609	1,383,374
Sanchez Energy Corp., 6.500%	9,850	177,694
		1,561,068
Financials – 0.6%
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 8.128% (G)	51,072	1,343,194
Industrials – 0.1%
Tricer Holdco SCA (C)(J)	20,998,941	209,989
Materials – 0.0%
Berry Plastics Group, Inc. (J)	1,434	19,718
TOTAL PREFERRED SECURITIES (Cost $3,988,072)		$3,133,969

ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (C)(J)	3,000,000	0
9.875%, 03/01/2049 (C)(J)	2,050,000	0

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
ESCROW
CERTIFICATES (continued)
Adelphia
Communications Corp. (continued)
10.250%, 11/01/2049 (C)(J)	$1,025,000	$0
Magellan Health, Inc.
9.750%, 05/15/2020 (C)(J)	1,930,000	500
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500

SECURITIES LENDING COLLATERAL – 4.2%
John Hancock Collateral Trust,
2.0600% (L)(M)	933,315	9,336,509
TOTAL SECURITIES LENDING COLLATERAL (Cost
$9,337,014)		$9,336,509

SHORT-TERM INVESTMENTS – 1.1%
Money market funds – 1.1%
State Street Institutional Treasury Plus
Money Market Fund, Premier Class,
1.7904% (L)	2,475,697	2,475,697
TOTAL SHORT-TERM INVESTMENTS (Cost $2,475,697)		$2,475,697
Total Investments (High Yield Trust)
(Cost $243,486,680) – 102.7%		$229,401,048
Other assets and liabilities, net – (2.7%)		(6,023,450)
TOTAL NET ASSETS – 100.0%		$223,377,598

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury

High Yield Trust (continued)

ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	A portion of this security is on loan as of 6-30-18.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $112,271,472 or 50.3% of the fund’s net assets as of 6-30-18.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(L)	The rate shown is the annualized seven-day yield as of 6-30-18.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Sep 2018	$9,741,734	$9,771,078	$29,344
U.S. Treasury Long Bond Futures	11	Short	Sep 2018	(1,580,221)	(1,595,000)	(14,779)
						$14,565

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	2,342,366	USD	1,863,636	Barclays Bank PLC Wholesale	7/19/2018	—	($81,372)
USD	244,939	EUR	197,131	Barclays Bank PLC Wholesale	7/19/2018	$14,465	—
						$14,465	($81,372)

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Brown Brothers Harriman	Toll Brothers Finance
and Company	Corp.	450,000	USD	$450,000	1.000%	Quarterly	Dec 2022	$(3,778)	$10,866	$7,088
	Toll Brothers Finance
JPMorgan Chase Bank	Corp.	450,000	USD	450,000	1.000%	Quarterly	Dec 2022	(3,835)	10,923	7,088
				$900,000				$(7,613)	$21,789	$14,176

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally Cleared	CDX.NA.IG.29	1.085%	900,000	USD	$900,000	1.000%	Quarterly	Dec 2027	$1,573	$(7,235)	$(5,662)
					$900,000				$1,573	$(7,235)	$(5,662)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Investment Quality Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 56.5%
U.S. Government – 19.7%
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046	$1,852,000	$1,685,169
3.000%, 11/15/2044 to 02/15/2047	4,140,000	4,150,572
3.625%, 08/15/2043	680,000	756,952
3.750%, 11/15/2043	1,689,000	1,917,675
4.375%, 11/15/2039	2,205,000	2,704,656
4.500%, 02/15/2036	1,542,000	1,884,131
5.375%, 02/15/2031	3,000	3,788
U.S. Treasury Inflation Protected
Securities
0.375%, 07/15/2027	7,414,484	7,212,165
U.S. Treasury Notes
1.250%, 06/30/2019	1,975,000	1,953,321
1.375%, 04/30/2021	258,000	249,293
1.625%, 06/30/2020 to 04/30/2023	9,490,000	9,193,890
1.875%, 06/30/2020 to 02/28/2022	4,292,000	4,189,054
2.000%, 06/30/2024 (A)	2,060,000	1,969,714
2.000%, 02/15/2025	7,467,000	7,099,775
2.750%, 02/15/2024	66,000	65,899
3.125%, 05/15/2021	7,350,000	7,450,775
		52,486,829
U.S. Government Agency – 36.8%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)	1,300,000	1,290,552
3.500%, TBA (B)	8,600,000	8,552,351
4.000%, TBA (B)	12,700,000	12,943,418
4.500%, TBA (B)	3,300,000	3,432,653
5.000%, 12/01/2034	192,511	205,125
6.500%, 04/01/2029 to 08/01/2034	12,881	14,440
7.500%, 12/01/2025 to 05/01/2028	5,562	6,121

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
2.500%, 07/01/2030 to 04/01/2045		$1,707,444	$1,616,352
2.660%, 03/01/2027		815,000	773,836
2.720%, 03/01/2027		763,549	731,195
2.780%, 03/01/2027		347,558	334,225
2.880%, 11/01/2027		1,045,111	1,000,162
2.970%, 06/01/2027 to 06/01/2030		1,270,520	1,214,437
3.000%, 07/01/2027		735,000	710,615
3.160%, 08/01/2027		985,000	964,998
3.500%, TBA (B)		26,900,000	26,766,725
3.500%, 06/01/2046 to 05/01/2048		13,207,656	13,156,326
5.000%, TBA (B)		1,800,000	1,906,829
Government National
Mortgage Association
3.000%, TBA (B)		4,300,000	4,205,284
3.500%, TBA (B)		9,100,000	9,130,364
4.000%, TBA (B)		3,600,000	3,688,590
4.000%, 11/15/2040 to 02/15/2042		78,592	81,259
4.500%, TBA (B)		4,600,000	4,780,602
6.000%, 08/15/2032 to 04/15/2035		70,036	77,821
6.500%, 06/15/2028 to 02/15/2035		35,197	39,019
7.000%, 11/15/2031 to 11/15/2033		198,671	222,294
8.000%, 07/15/2030		2,444	2,842
			97,848,435
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $152,226,046)			$150,335,264

FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Argentina – 0.0%
Republic of Argentina
5.250%, 01/15/2028	EUR	135,000	134,774

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ghana – 0.1%
Republic of Ghana
8.627%, 06/16/2049 (C)		$200,000	$194,208
Italy – 0.1%
Republic of Italy
4.500%, 08/01/2018	EUR	155,000	181,693
Oman – 0.0%
Sultanate of Oman
6.750%, 01/17/2048 (C)		$200,000	180,593
Panama – 0.1%
Republic of Panama
4.300%, 04/29/2053		200,000	186,500
Qatar – 0.1%
Government of Qatar
5.103%, 04/23/2048 (C)		300,000	299,048
Romania – 0.1%
Government of Romania
6.125%, 01/22/2044		302,000	338,602
Saudi Arabia – 0.3%
Kingdom of Saudi Arabia
4.500%, 10/26/2046		201,000	185,048
4.625%, 10/04/2047 (C)		570,000	529,935
			714,983
United Arab Emirates – 0.3%
Abu Dhabi Government
4.125%, 10/11/2047 (C)		800,000	730,054
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$3,127,689)			$2,960,455

CORPORATE BONDS – 30.2%
Consumer discretionary – 3.1%
21st Century Fox America, Inc.
3.375%, 11/15/2026		35,000	33,585
7.750%, 01/20/2024		272,000	322,755
7.850%, 03/01/2039		105,000	144,818
Amazon.com, Inc.
2.800%, 08/22/2024		80,000	76,272
3.875%, 08/22/2037		325,000	317,018
BMW Finance NV
5.000%, 08/06/2018	EUR	25,000	29,338
Charter Communications Operating LLC
3.579%, 07/23/2020		$165,000	164,975
4.464%, 07/23/2022		295,000	298,287
4.908%, 07/23/2025		215,000	217,063
5.750%, 04/01/2048		255,000	246,692
6.484%, 10/23/2045		370,000	389,731
Comcast Cable Communications LLC
8.500%, 05/01/2027		206,000	266,198
Comcast Corp.
2.350%, 01/15/2027		45,000	39,414
3.200%, 07/15/2036		55,000	45,726
3.400%, 07/15/2046		110,000	89,124
4.049%, 11/01/2052		355,000	309,367
Cox Communications, Inc.
3.150%, 08/15/2024 (C)		395,000	374,052
3.850%, 02/01/2025 (C)		10,000	9,793
4.800%, 02/01/2035 (C)		85,000	78,227
Discovery Communications LLC
2.800%, 06/15/2020 (C)		306,000	302,294
3.800%, 03/13/2024		190,000	186,626
3.950%, 06/15/2025 (C)		117,000	114,035
4.900%, 03/11/2026		100,000	102,534
DISH DBS Corp.
6.750%, 06/01/2021		66,000	66,083

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Company
5.291%, 12/08/2046	$135,000	$125,225
General Motors Company
5.400%, 04/01/2048	250,000	237,150
6.250%, 10/02/2043	140,000	144,986
6.750%, 04/01/2046	180,000	199,411
General Motors Financial Company, Inc.
3.950%, 04/13/2024	130,000	127,169
General Motors Financial Company, Inc.
(3 month LIBOR + 1.560%) 3.908%,
01/15/2020 (D)	100,000	101,542
Lennar Corp.
4.750%, 11/29/2027	25,000	23,368
Liberty Interactive LLC
8.250%, 02/01/2030	75,000	79,549
Lowe’s Companies, Inc.
3.700%, 04/15/2046	40,000	35,875
McDonald’s Corp.
3.350%, 04/01/2023	205,000	204,287
PulteGroup, Inc.
5.500%, 03/01/2026	20,000	19,800
The Home Depot, Inc.
3.500%, 09/15/2056	120,000	102,982
Time Warner Cable LLC
4.500%, 09/15/2042	415,000	340,745
5.875%, 11/15/2040	195,000	190,649
6.750%, 07/01/2018	250,000	250,000
8.750%, 02/14/2019	80,000	82,670
Toll Brothers Finance Corp.
4.875%, 11/15/2025	50,000	48,125
Viacom, Inc.
4.250%, 09/01/2023	640,000	634,608
4.375%, 03/15/2043	104,000	86,337
Videotron, Ltd.
5.375%, 06/15/2024 (C)	40,000	40,950
VOC Escrow, Ltd.
5.000%, 02/15/2028 (C)	10,000	9,447
Warner Media LLC
2.950%, 07/15/2026	280,000	251,621
3.800%, 02/15/2027	25,000	23,638
3.875%, 01/15/2026	70,000	67,202
4.875%, 03/15/2020	415,000	425,678
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)	65,000	63,375
5.000%, 08/01/2023 (C)	10,000	9,950
		8,150,346
Consumer staples – 2.5%
Altria Group, Inc.
2.850%, 08/09/2022	600,000	585,658
3.875%, 09/16/2046	285,000	250,212
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023	310,000	307,308
4.700%, 02/01/2036	50,000	50,644
4.900%, 02/01/2046	25,000	25,704
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 01/12/2024	165,000	164,145
3.750%, 07/15/2042	225,000	197,718
4.600%, 04/15/2048	175,000	171,590
4.750%, 04/15/2058	240,000	234,212
BAT Capital Corp.
2.297%, 08/14/2020 (C)	1,540,000	1,506,724
4.390%, 08/15/2037 (C)	225,000	210,944
BAT International Finance PLC
2.750%, 06/15/2020 (C)	240,000	237,373

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Constellation Brands, Inc.
2.650%, 11/07/2022	$265,000	$254,073
2.700%, 05/09/2022	40,000	38,682
3.600%, 02/15/2028	175,000	165,340
4.500%, 05/09/2047	25,000	23,774
4.750%, 12/01/2025	233,000	241,126
Imperial Brands Finance PLC
2.050%, 07/20/2018 (C)	220,000	219,956
2.950%, 07/21/2020 (C)	300,000	296,896
Kraft Heinz Foods Company
4.375%, 06/01/2046	175,000	151,275
4.625%, 01/30/2029	180,000	177,981
Reynolds American, Inc.
3.250%, 06/12/2020	270,000	269,457
4.000%, 06/12/2022	40,000	40,248
Sysco Corp.
2.500%, 07/15/2021	245,000	239,223
Walmart, Inc.
3.400%, 06/26/2023	660,000	664,683
		6,724,946
Energy – 2.0%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	285,000	274,527
6.950%, 06/15/2019	40,000	41,390
Andeavor
3.800%, 04/01/2028	115,000	108,570
Andeavor Logistics LP
4.250%, 12/01/2027	220,000	211,656
6.250%, 10/15/2022	15,000	15,538
Canadian Natural Resources, Ltd.
3.850%, 06/01/2027	380,000	370,567
Continental Resources, Inc.
4.500%, 04/15/2023	15,000	15,232
5.000%, 09/15/2022	45,000	45,678
DCP Midstream Operating LP
4.950%, 04/01/2022	20,000	20,225
5.600%, 04/01/2044	30,000	28,313
Enbridge, Inc.
3.700%, 07/15/2027 (E)	110,000	104,198
Encana Corp.
3.900%, 11/15/2021	155,000	156,232
Energy Transfer Partners LP
4.200%, 09/15/2023	95,000	94,836
EQT Midstream Partners LP
4.750%, 07/15/2023	120,000	119,766
5.500%, 07/15/2028	145,000	144,920
Hess Corp.
4.300%, 04/01/2027	180,000	174,027
6.000%, 01/15/2040	15,000	15,445
Kerr-McGee Corp.
6.950%, 07/01/2024	240,000	272,855
Kinder Morgan, Inc.
5.550%, 06/01/2045	145,000	146,396
Marathon Oil Corp.
3.850%, 06/01/2025	130,000	127,837
MPLX LP
4.000%, 03/15/2028	100,000	95,113
4.125%, 03/01/2027	190,000	181,177
4.700%, 04/15/2048	60,000	55,676
5.200%, 03/01/2047	40,000	39,593
Petroleos Mexicanos
6.350%, 02/12/2048 (C)	10,000	9,050
6.750%, 09/21/2047	312,000	296,556
Phillips 66
3.900%, 03/15/2028	250,000	243,897

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
QEP Resources, Inc.
5.375%, 10/01/2022		$40,000	$40,700
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028		85,000	81,709
Shell International Finance BV
4.375%, 05/11/2045		210,000	215,082
SM Energy Company
6.125%, 11/15/2022		35,000	35,875
Sunoco Logistics Partners Operations LP
5.400%, 10/01/2047		85,000	77,932
Texas Eastern Transmission LP
2.800%, 10/15/2022 (C)		235,000	224,617
3.500%, 01/15/2028 (C)		55,000	51,767
The Williams Companies, Inc.
3.700%, 01/15/2023		30,000	29,025
4.550%, 06/24/2024		5,000	5,000
7.875%, 09/01/2021		10,000	11,125
TransCanada PipeLines, Ltd.
4.750%, 05/15/2038		75,000	74,922
Transcontinental Gas Pipe Line
Company LLC
4.000%, 03/15/2028 (C)		55,000	53,431
Tullow Oil PLC
7.000%, 03/01/2025 (C)		200,000	189,250
Valero Energy Corp.
3.400%, 09/15/2026		185,000	175,102
Valero Energy Partners LP
4.500%, 03/15/2028		245,000	240,779
Western Gas Partners LP
4.500%, 03/01/2028		190,000	182,777
Williams Partners LP
4.300%, 03/04/2024		60,000	60,192
WPX Energy, Inc.
5.250%, 09/15/2024		45,000	44,269
YPF SA
16.500%, 05/09/2022 (C)	ARS	6,797,946	177,440
			5,380,264
Financials – 10.6%
American Express Company
3.400%, 02/27/2023		$275,000	272,012
American International Group, Inc.
3.375%, 08/15/2020		597,000	598,112
4.700%, 07/10/2035		155,000	150,517
Assurant, Inc. (3 month LIBOR +
1.250%) 3.542%, 03/26/2021 (D)		1,720,000	1,724,622
Banco Bilbao Vizcaya Argentaria SA
(6.125% to 11-16-27, then 5 Year
U.S. Swap Rate + 3.870%)
11/16/2027 (F)		200,000	176,500
Banco Bilbao Vizcaya Argentaria SA
(8.875% to 4-14-21, then 5 Year Euro
Swap Rate + 9.177%) 04/14/2021 (F)	EUR	200,000	261,587
Banco de Sabadell SA (6.500% to
5-18-22, then 5 Year Euro Swap Rate
+ 6.414%) 05/18/2022 (F)		200,000	233,303
Banco Santander SA
3.800%, 02/23/2028		$400,000	365,208
3.848%, 04/12/2023		200,000	195,534
Bank of America Corp.
2.250%, 04/21/2020		1,005,000	991,175
2.503%, 10/21/2022		105,000	100,497
4.183%, 11/25/2027		25,000	24,338
4.200%, 08/26/2024		160,000	160,769
7.750%, 05/14/2038		400,000	541,692

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.124% to
1-20-22, then 3 month LIBOR +
1.160%) 01/20/2023		$110,000	$108,116
Bank of America Corp. (3.366% to
1-23-25, then 3 month LIBOR +
0.810%) 01/23/2026		740,000	711,837
Bank of America Corp. (3.705% to
4-24-27, then 3 month LIBOR +
1.512%) 04/24/2028		825,000	795,360
Bank of America Corp. (4.443% to
1-20-47, then 3 month LIBOR +
1.990%) 01/20/2048		90,000	87,794
Barclays Bank PLC
2.650%, 01/11/2021		230,000	225,037
Berkshire Hathaway Energy Company
3.250%, 04/15/2028		135,000	128,338
BNP Paribas SA
2.950%, 05/23/2022 (C)		200,000	193,011
3.375%, 01/09/2025 (C)		270,000	255,018
BNP Paribas SA (7.625% to 3-30-21,
then 5 Year U.S. Swap Rate +
6.314%) 03/30/2021 (C)(E)(F)		230,000	240,063
BPCE SA
3.000%, 05/22/2022 (C)		250,000	241,551
Branch Banking & Trust Company
1.450%, 05/10/2019		250,000	247,289
Caixa Geral de Depositos SA (10.750%
to 3-30-22, then 5 Year Euro Swap
Rate + 10.925%) 03/30/2022 (F)	EUR	200,000	256,624
Citigroup, Inc.
2.700%, 10/27/2022		$145,000	139,204
3.200%, 10/21/2026		15,000	13,957
4.650%, 07/30/2045		23,000	22,870
4.750%, 05/18/2046		165,000	156,780
4.450%, 09/29/2027		470,000	462,419
Citigroup, Inc. (3 month LIBOR +
0.790%) 3.127%, 01/10/2020 (D)		100,000	100,688
Citigroup, Inc. (3 month LIBOR +
1.100%) 3.421%, 05/17/2024 (D)		650,000	653,250
Citigroup, Inc. (3.520% to 10-27-27,
then 3 month LIBOR + 1.151%)
10/27/2028		125,000	117,396
Citigroup, Inc. (4.075% to 4-23-28, then
3 month LIBOR + 1.192%)
04/23/2029		220,000	215,843
CNO Financial Group, Inc.
5.250%, 05/30/2025		80,000	79,400
Credit Agricole SA (4.000% to 1-10-28,
then 5 Year U.S. Swap Rate +
1.644%) 01/10/2033 (C)		250,000	228,114
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (C)(F)		400,000	422,666
Credit Suisse Group AG (6.250% to
12-18-24, then 5 Year U.S. Swap Rate
+ 3.455%) 12/18/2024 (F)		475,000	464,364
DAE Funding LLC
4.500%, 08/01/2022 (C)		5,000	4,850
5.000%, 08/01/2024 (C)		5,000	4,803
Ford Credit Canada Company
3.700%, 08/02/2018	CAD	50,000	38,088
Genworth Holdings, Inc.
4.900%, 08/15/2023		$50,000	43,750
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (C)		730,000	711,914

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC
2.950%, 05/25/2021		$200,000	$197,225
3.600%, 05/25/2023		400,000	395,788
HSBC Holdings PLC (3.262% to
3-13-22, then 3 month LIBOR +
1.055%) 03/13/2023		240,000	235,050
HSBC Holdings PLC (4.583% to
6-19-28, then 3 month LIBOR +
1.535%) 06/19/2029		200,000	201,926
HSBC Holdings PLC (6.000% to
5-22-27, then 5 Year U.S. ISDAFIX +
3.746%) 05/22/2027 (F)		225,000	208,688
Intesa Sanpaolo SpA
3.375%, 01/12/2023 (C)		200,000	183,781
3.875%, 01/12/2028 (C)		200,000	171,377
Intesa Sanpaolo SpA (7.750% to
1-11-27, then 5 Year Euro Swap Rate
+ 7.192%) 01/11/2027 (F)	EUR	225,000	283,119
John Deere Canada Funding, Inc.
2.650%, 07/16/2018	CAD	145,000	110,342
JPMorgan Chase & Co.
2.400%, 06/07/2021		$590,000	574,770
2.700%, 05/18/2023		480,000	460,641
2.750%, 06/23/2020		20,000	19,821
JPMorgan Chase & Co. (3.220% to
3-1-24, then 3 month LIBOR +
1.155%) 03/01/2025		295,000	284,483
JPMorgan Chase & Co. (3.509% to
1-23-28, then 3 month LIBOR +
0.945%) 01/23/2029		285,000	270,268
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (C)		41,000	64,141
MGIC Investment Corp.
5.750%, 08/15/2023		30,000	30,600
Morgan Stanley
2.500%, 04/21/2021		625,000	610,385
3.125%, 07/27/2026		55,000	51,144
3.625%, 01/20/2027		275,000	264,570
3.950%, 04/23/2027		165,000	157,235
4.000%, 07/23/2025		118,000	117,605
4.350%, 09/08/2026		70,000	69,131
Morgan Stanley (3 month LIBOR +
0.740%) 3.102%, 07/23/2019 (D)		50,000	50,252
Morgan Stanley (3 month LIBOR +
0.850%) 3.209%, 01/24/2019 (D)		95,000	95,367
Morgan Stanley (3.591% to 7-22-27,
then 3 month LIBOR + 1.340%)
07/22/2028		660,000	627,056
Navient Corp.
7.250%, 01/25/2022 to 09/25/2023		85,000	88,976
Principal Life Global Funding II
2.200%, 04/08/2020 (C)		280,000	275,574
Royal Bank of Canada
2.150%, 10/26/2020		565,000	551,981
Santander Holdings USA, Inc.
3.700%, 03/28/2022		200,000	197,005
Societe Generale SA (7.375% to 9-13-21,
then 5 Year U.S. Swap Rate +
6.238%) 09/13/2021 (C)(F)		375,000	381,563
Standard Chartered PLC (7.500% to
4-2-22, then 5 Year U.S. Swap Rate +
6.301%) 04/02/2022 (F)		200,000	205,000
Starwood Property Trust, Inc.
4.750%, 03/15/2025 (C)		25,000	24,000

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of Nova Scotia (3 month
LIBOR + 0.620%) 2.938%,
12/05/2019 (D)		$100,000	$100,656
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019		100,000	99,309
2.350%, 11/15/2021		315,000	302,906
2.600%, 04/23/2020		100,000	99,053
2.750%, 09/15/2020		661,000	652,720
2.875%, 02/25/2021		320,000	315,815
5.150%, 05/22/2045		55,000	54,696
6.250%, 02/01/2041		160,000	186,686
6.750%, 10/01/2037		165,000	196,002
The Goldman Sachs Group, Inc. (2.876%
to 10-31-21, then 3 month LIBOR +
0.821%) 10/31/2022		200,000	195,250
The Goldman Sachs Group, Inc. (2.905%
to 7-24-22, then 3 month LIBOR +
0.990%) 07/24/2023		215,000	207,021
The Goldman Sachs Group, Inc. (3
month EURIBOR + 0.650%) 0.329%,
09/11/2018 (D)	EUR	50,000	58,450
The Goldman Sachs Group, Inc. (3
month LIBOR + 0.800%) 3.133%,
12/13/2019 (D)		$110,000	110,682
The Goldman Sachs Group, Inc. (3.691%
to 6-5-27, then 3 month LIBOR +
1.510%) 06/05/2028		170,000	161,097
The Goldman Sachs Group, Inc. (3.814%
to 4-23-28, then 3 month LIBOR +
1.158%) 04/23/2029		365,000	346,749
The Goldman Sachs Group, Inc. (4.017%
to 10-31-37, then 3 month LIBOR +
1.373%) 10/31/2038		600,000	546,319
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%) 05/01/2029		225,000	221,574
Toyota Motor Credit Corp. (3 month
LIBOR + 0.140%) 2.495%,
11/14/2019 (D)		100,000	99,931
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (C)		380,000	365,996
UBS Group Funding Switzerland AG
(6.875% to 3-22-21, then 5 Year U.S.
ISDAFIX + 5.497%) 03/22/2021 (F)		300,000	307,280
UBS Group Funding Switzerland AG
(7.000% to 2-19-25, then 5 Year
U.S. Swap Rate + 4.866%)
02/19/2025 (F)		200,000	202,750
UniCredit SpA (5.375% to 6-3-25, then 5
Year Euro Swap Rate + 4.925%)
06/03/2025 (F)	EUR	200,000	209,036
UniCredit SpA (6.625% to 6-3-23, then 5
Year Euro Swap Rate + 6.387%)
06/03/2023 (F)		200,000	231,509
Volkswagen International Finance NV
(Greater of 3 month EURIBOR +
0.300% or 0.000%) 0.000%,
07/16/2018 (D)		60,000	70,073
Wells Fargo & Company
2.625%, 07/22/2022		$175,000	168,571
3.000%, 04/22/2026 to 10/23/2026		310,000	287,271
3.069%, 01/24/2023		605,000	588,133
4.400%, 06/14/2046		245,000	224,093
4.900%, 11/17/2045		320,000	316,907
5.606%, 01/15/2044		15,000	16,126

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (3.584% to
5-22-27, then 3 month LIBOR +
1.310%) 05/22/2028	$490,000	$469,304
Willis North America, Inc.
3.600%, 05/15/2024	115,000	111,091
		28,148,180
Health care – 4.0%
Aetna, Inc.
2.800%, 06/15/2023	90,000	85,799
Allergan Funding SCS
3.450%, 03/15/2022	135,000	132,803
3.800%, 03/15/2025	140,000	135,906
Amgen, Inc.
2.650%, 05/11/2022	190,000	183,950
Anthem, Inc.
3.500%, 08/15/2024	165,000	160,732
3.650%, 12/01/2027	270,000	255,668
4.625%, 05/15/2042	170,000	164,666
Baxalta, Inc.
3.600%, 06/23/2022	35,000	34,631
Bayer US Finance II LLC
4.250%, 12/15/2025 (C)	460,000	462,646
Becton, Dickinson and Company
3.363%, 06/06/2024	490,000	470,495
3.700%, 06/06/2027	295,000	278,920
Boston Scientific Corp.
4.000%, 03/01/2028	270,000	263,215
Cardinal Health, Inc.
2.616%, 06/15/2022	235,000	225,137
Celgene Corp.
4.625%, 05/15/2044	110,000	102,028
Community Health Systems, Inc.
5.125%, 08/01/2021 (E)	5,000	4,625
6.250%, 03/31/2023	50,000	45,750
CVS Health Corp.
2.800%, 07/20/2020	2,047,000	2,029,644
3.125%, 03/09/2020	815,000	813,919
3.875%, 07/20/2025	179,000	174,973
4.100%, 03/25/2025	435,000	432,616
5.050%, 03/25/2048	185,000	186,849
5.125%, 07/20/2045	170,000	172,128
Dignity Health
2.637%, 11/01/2019	1,030,000	1,028,005
Gilead Sciences, Inc.
3.250%, 09/01/2022	105,000	104,364
4.150%, 03/01/2047	600,000	572,885
GlaxoSmithKline Capital PLC
3.125%, 05/14/2021	390,000	390,850
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	390,000	389,255
IQVIA, Inc.
4.875%, 05/15/2023 (C)	70,000	70,700
Mylan NV
3.150%, 06/15/2021	120,000	118,641
3.750%, 12/15/2020	170,000	171,054
3.950%, 06/15/2026	55,000	52,574
Mylan, Inc.
5.200%, 04/15/2048 (C)	65,000	62,453
Shire Acquisitions Investments Ireland
DAC
2.400%, 09/23/2021	290,000	277,612
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	20,000	18,470
3.000%, 04/15/2023	80,000	77,757

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc.
3.500%, 06/15/2023		$150,000	$150,121
3.750%, 07/15/2025		165,000	164,977
4.250%, 04/15/2047 to 06/15/2048		125,000	124,885
4.750%, 07/15/2045		60,000	64,053
Valeant Pharmaceuticals
International, Inc.
6.500%, 03/15/2022 (C)		35,000	36,225
7.000%, 03/15/2024 (C)		10,000	10,459
			10,702,440
Industrials – 1.2%
Canadian Pacific Railway Company
9.450%, 08/01/2021		70,000	81,834
CSX Corp.
3.250%, 06/01/2027		335,000	314,682
Delta Air Lines, Inc.
3.625%, 03/15/2022		185,000	182,864
3.800%, 04/19/2023		150,000	148,181
FedEx Corp.
4.050%, 02/15/2048		300,000	268,955
4.550%, 04/01/2046		150,000	145,437
Fortive Corp.
2.350%, 06/15/2021		160,000	155,055
Heathrow Funding, Ltd.
6.250%, 09/10/2018	GBP	60,000	79,914
Ingersoll-Rand Global Holding
Company, Ltd.
2.900%, 02/21/2021		$145,000	143,571
Lockheed Martin Corp.
4.090%, 09/15/2052		491,000	464,602
Mexico City Airport Trust
3.875%, 04/30/2028 (C)		200,000	181,560
Norfolk Southern Corp.
2.900%, 06/15/2026		195,000	181,879
Oshkosh Corp.
5.375%, 03/01/2025		35,000	35,875
Pitney Bowes, Inc.
4.700%, 04/01/2023		225,000	201,938
Sensata Technologies BV
5.000%, 10/01/2025 (C)		75,000	75,563
Standard Industries, Inc.
5.375%, 11/15/2024 (C)		85,000	83,938
Union Pacific Corp.
4.375%, 09/10/2038		375,000	377,071
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027		110,000	108,388
United Technologies Corp.
2.800%, 05/04/2024		15,000	14,211
			3,245,518
Information technology – 1.7%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027		235,000	218,871
4.200%, 12/06/2047		400,000	363,825
Apple, Inc.
3.350%, 02/09/2027		105,000	102,494
3.450%, 02/09/2045		190,000	169,661
3.850%, 08/04/2046		60,000	56,543
Broadcom Corp.
2.375%, 01/15/2020		510,000	503,360
3.000%, 01/15/2022		255,000	247,965
3.125%, 01/15/2025		75,000	69,562
3.625%, 01/15/2024		385,000	372,541
Cardtronics, Inc.
5.125%, 08/01/2022		60,000	57,300

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fidelity National Information
Services, Inc.
4.250%, 05/15/2028	$105,000	$105,242
First Data Corp.
5.000%, 01/15/2024 (C)	55,000	54,588
Hewlett Packard Enterprise Company
6.350%, 10/15/2045	120,000	118,466
Intel Corp.
4.100%, 05/19/2046	130,000	130,526
Microchip Technology, Inc.
4.333%, 06/01/2023 (C)	205,000	205,279
Microsoft Corp.
3.700%, 08/08/2046	155,000	150,455
3.950%, 08/08/2056	240,000	236,675
Nokia OYJ
4.375%, 06/12/2027	140,000	131,600
6.625%, 05/15/2039	40,000	41,700
Oracle Corp.
4.000%, 11/15/2047	110,000	103,788
salesforce.com, Inc.
3.250%, 04/11/2023	135,000	134,247
3.700%, 04/11/2028	90,000	89,320
Tencent Holdings, Ltd.
2.985%, 01/19/2023 (C)	295,000	286,733
3.595%, 01/19/2028 (C)	200,000	189,129
Versum Materials, Inc.
5.500%, 09/30/2024 (C)	20,000	20,278
Western Digital Corp.
4.750%, 02/15/2026	435,000	423,038
		4,583,186
Materials – 1.0%
Anglo American Capital PLC
4.125%, 09/27/2022 (C)	400,000	402,066
ArcelorMittal
6.125%, 06/01/2025	60,000	64,650
CF Industries, Inc.
4.950%, 06/01/2043	50,000	42,094
Commercial Metals Company
5.375%, 07/15/2027	20,000	19,000
Corp. Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	200,000	190,506
FMG Resources August 2006 Pty, Ltd.
5.125%, 05/15/2024 (C)	20,000	19,025
Glencore Funding LLC
3.875%, 10/27/2027 (C)	125,000	115,509
Kaiser Aluminum Corp.
5.875%, 05/15/2024	65,000	66,300
LyondellBasell Industries NV
4.625%, 02/26/2055	120,000	110,841
Methanex Corp.
4.250%, 12/01/2024	170,000	166,933
5.650%, 12/01/2044	80,000	77,675
Olin Corp.
5.125%, 09/15/2027	45,000	43,763
Steel Dynamics, Inc.
4.125%, 09/15/2025	90,000	86,288
5.500%, 10/01/2024	20,000	20,375
Syngenta Finance NV
4.441%, 04/24/2023 (C)	200,000	198,815
4.892%, 04/24/2025 (C)	200,000	196,039
The Chemours Company
5.375%, 05/15/2027	45,000	43,538
The Sherwin-Williams Company
3.125%, 06/01/2024	95,000	90,700
3.450%, 06/01/2027	210,000	198,210

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd.
6.250%, 08/10/2026	$430,000	$465,690
6.875%, 11/10/2039	45,000	50,963
		2,668,980
Real estate – 0.1%
Crown Castle International Corp.
3.150%, 07/15/2023	170,000	162,590
3.200%, 09/01/2024	70,000	66,036
		228,626
Telecommunication services – 2.3%
AT&T, Inc.
4.100%, 02/15/2028 (C)	140,000	133,728
4.125%, 02/17/2026	255,000	249,255
4.250%, 03/01/2027	80,000	78,304
4.300%, 02/15/2030 (C)	390,000	368,750
4.750%, 05/15/2046	420,000	374,893
AT&T, Inc. (3 month LIBOR + 0.650%)
2.998%, 01/15/2020 (D)	75,000	75,386
SBA Tower Trust
2.898%, 10/11/2044 (C)	505,000	501,811
3.168%, 04/09/2047 (C)	530,000	518,485
3.448%, 03/15/2023 (C)	435,000	431,999
Sprint Corp.
7.125%, 06/15/2024	85,000	85,815
Sprint Spectrum Company LLC
5.152%, 03/20/2028 (C)	650,000	637,000
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	14,295
7.721%, 06/04/2038	25,000	26,875
Telecom Italia SpA
5.303%, 05/30/2024 (C)	500,000	493,125
Telefonica Emisiones SAU
7.045%, 06/20/2036	170,000	204,233
Verizon Communications, Inc.
4.272%, 01/15/2036	330,000	304,236
4.400%, 11/01/2034	225,000	209,719
4.522%, 09/15/2048	345,000	314,284
4.672%, 03/15/2055	138,000	122,459
4.812%, 03/15/2039	120,000	115,957
4.862%, 08/21/2046	65,000	62,064
5.012%, 08/21/2054	135,000	126,748
5.250%, 03/16/2037	220,000	225,800
Vodafone Group PLC
4.375%, 05/30/2028	440,000	434,277
		6,109,498
Utilities – 1.7%
ACWA Power Management and
Investments One, Ltd.
5.950%, 12/15/2039 (C)	459,000	447,083
AmeriGas Partners LP
5.625%, 05/20/2024	20,000	19,675
5.875%, 08/20/2026	40,000	39,000
DTE Energy Company
1.500%, 10/01/2019	170,000	166,518
Duke Energy Florida LLC
3.400%, 10/01/2046	305,000	267,239
Duke Energy Progress LLC
4.375%, 03/30/2044	70,000	72,429
Emera US Finance LP
4.750%, 06/15/2046	10,000	9,839
Exelon Corp.
2.450%, 04/15/2021	50,000	48,589
2.850%, 06/15/2020	280,000	277,497

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Corp.
4.250%, 03/15/2023	$70,000	$71,101
Fortis, Inc.
2.100%, 10/04/2021	75,000	71,562
Georgia Power Company
2.000%, 09/08/2020	715,000	698,413
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	175,000	169,620
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022	70,000	79,721
Pacific Gas & Electric Company
2.950%, 03/01/2026	80,000	71,360
3.300%, 12/01/2027	540,000	484,698
6.050%, 03/01/2034	320,000	345,558
Progress Energy, Inc.
7.000%, 10/30/2031	110,000	140,340
Sempra Energy
2.400%, 02/01/2020	185,000	182,758
South Carolina Electric & Gas Company
4.500%, 06/01/2064	250,000	227,700
Southern California Edison Company
4.125%, 03/01/2048	30,000	28,359
The AES Corp.
4.000%, 03/15/2021	110,000	109,450
4.500%, 03/15/2023	15,000	14,869
5.125%, 09/01/2027	5,000	4,988
The Southern Company
1.850%, 07/01/2019	135,000	133,659
2.750%, 06/15/2020	300,000	297,409
2.950%, 07/01/2023	70,000	67,499
		4,546,933
TOTAL CORPORATE BONDS (Cost
$82,406,929)		$80,488,917

MUNICIPAL BONDS – 1.0%
Chicago Board of Education
6.138%, 12/01/2039	85,000	81,687
6.319%, 11/01/2029	185,000	182,712
Chicago Transit Authority, Series B
(Illinois)
6.899%, 12/01/2040	265,000	344,823
City of Chicago (Illinois)
7.045%, 01/01/2029	145,000	157,369
7.375%, 01/01/2033	460,000	511,460
Puerto Rico Commonwealth Government
Employees Retirement System,
Series A
6.150%, 07/01/2038 (G)	475,000	190,000
Puerto Rico Commonwealth Government
Employees Retirement System,
Series C
6.300%, 07/01/2043 (G)	600,000	240,000
State of California
7.550%, 04/01/2039	200,000	294,928
7.600%, 11/01/2040	70,000	105,278
State of Illinois, GO
5.375%, 07/01/2018	255,000	255,000
5.877%, 03/01/2019	340,000	346,025
TOTAL MUNICIPAL BONDS (Cost $2,867,182)		$2,709,282

TERM LOANS (H) – 1.7%
Consumer discretionary – 0.4%
Acosta, Inc. (1 month LIBOR + 3.250%)
5.344%, 09/26/2021	96,515	72,507

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (H) (continued)
Consumer discretionary (continued)
Bass Pro Group LLC (1 month LIBOR +
5.000%) 7.094%, 09/25/2024	$99,250	$99,313
Boyd Gaming Corp. (1 week LIBOR +
2.500%) 4.488%, 09/15/2023	105,405	105,551
Caesars Resort Collection LLC (1 month
LIBOR + 2.750%) 4.844%,
12/22/2024	110,734	110,301
CSC Holdings LLC (1 month LIBOR +
2.500%) 4.573%, 01/25/2026	100,000	99,583
Delta 2 Lux Sarl (1 month LIBOR +
2.500%) 4.594%, 02/01/2024	131,829	129,935
Golden Entertainment, Inc. (1 month
LIBOR + 3.000%) 5.100%,
10/20/2024	124,375	123,987
ION Media Networks, Inc. (1 month
LIBOR + 2.750%) 4.850%,
12/18/2020	213,992	213,592
Staples, Inc. (3 month LIBOR + 4.000%)
6.358%, 09/12/2024	129,350	127,531
Univision Communications, Inc. (1
month LIBOR + 2.750%) 4.844%,
03/15/2024	102,951	99,391
		1,181,691
Consumer staples – 0.3%
Albertson’s LLC (1 month LIBOR +
2.750%) 4.844%, 08/25/2021	162,641	160,941
Brightview Landscapes LLC (Prime rate
+ 2.000% and 1 month LIBOR +
3.000%) 5.465%, 12/18/2020	229,815	229,815
Coty, Inc. (1 month LIBOR + 2.250%)
4.280%, 04/07/2025	169,825	165,792
Post Holdings, Inc. (1 month LIBOR +
2.000%) 4.100%, 05/24/2024	59,400	59,000
Reynolds Group Holdings, Inc. (1 month
LIBOR + 2.750%) 4.844%,
02/05/2023	117,534	117,191
		732,739
Energy – 0.1%
California Resources Corp. (1 month
LIBOR + 10.375%) 12.466%,
12/31/2021	110,000	121,550
Chesapeake Energy Corp. (1 month
LIBOR + 7.500%) 9.594%,
08/23/2021	100,000	104,521
Foresight Energy LLC (3 month LIBOR
+ 5.750%) 8.109%, 03/28/2022	124,541	123,568
		349,639
Financials – 0.1%
Asurion LLC (1 month LIBOR +
2.750%) 4.844%, 11/03/2023	188,812	188,340
Health care – 0.3%
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%) 4.844%,
03/01/2024	148,125	147,546
Community Health Systems, Inc. (3
month LIBOR + 3.000%) 5.307%,
12/31/2019	23,650	23,602
Endo International PLC (1 month
LIBOR + 4.250%) 6.375%,
04/29/2024	148,500	148,129
MPH Acquisition Holdings LLC (3
month LIBOR + 2.750%) 5.084%,
06/07/2023	105,187	104,513

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (H) (continued)
Health care (continued)
One Call Corp. (1 month LIBOR +
5.250%) 7.323%, 11/25/2022	$79,681	$76,095
US Renal Care, Inc. (3 month LIBOR +
4.250%) 6.552%, 12/31/2022	101,686	100,118
Valeant Pharmaceuticals
International, Inc. (1 month LIBOR +
3.000%) 4.982%, 06/01/2025	100,000	99,575
		699,578
Industrials – 0.2%
Brand Industrial Services, Inc. (3 month
LIBOR + 4.250%) 6.611%,
06/21/2024	198,000	198,149
Gardner Denver, Inc. (1 month LIBOR +
2.750%) 4.844%, 07/30/2024	157,592	157,534
RBS Global, Inc. (1 month LIBOR +
2.250%) 4.341%, 08/21/2024	64,187	64,067
TransDigm, Inc. (1 month LIBOR +
2.750%) 4.844%, 05/14/2022	99,678	98,822
		518,572
Information technology – 0.2%
Conduent Business Services LLC (1
month LIBOR + 2.500%) 4.594%,
12/07/2023	128,050	127,624
First Data Corp. (1 month LIBOR +
2.000%) 4.091%, 07/08/2022	171,526	170,669
WEX, Inc. (1 month LIBOR + 2.250%)
4.353%, 06/30/2023	146,380	146,238
		444,531
Materials – 0.1%
Berry Global, Inc. (1 month LIBOR +
2.000%) 3.929%, 01/06/2021	223,197	222,639
Telecommunication services – 0.0%
Sprint Communications, Inc. (1 month
LIBOR + 2.500%) 4.625%,
02/02/2024	138,250	137,501
TOTAL TERM LOANS (Cost $4,498,847)		$4,475,230

COLLATERALIZED MORTGAGE
OBLIGATIONS – 12.3%
Commercial and residential – 10.5%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month
Treasury Average Index + 1.350%),
2.908%, 08/25/2035 (D)	235,145	209,251
Series 2005-56, Class 5A1 (1 month
LIBOR + 0.320%),
2.280%, 11/25/2035 (D)	104,443	94,231
Series 2005-72, Class A1 (1 month
LIBOR + 0.540%),
2.500%, 01/25/2036 (D)	29,729	28,620
Series 2005-7CB, Class 2A8 (1 month
LIBOR + 0.450%),
2.410%, 04/25/2035 (D)	191,557	176,643
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	126,066	95,071
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month
Treasury Average Index + 0.940%),
2.498%, 10/25/2046 (D)	54,373	49,420
Series 2007-2, Class A1 (1 month
LIBOR + 0.125%),
2.216%, 03/25/2047 (D)	31,572	28,754

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Angel Oak Mortgage Trust I LLC
Series 2017-2, Class A1
2.478%, 07/25/2047 (C)(I)	$285,775	$283,075
Angel Oak Mortgage Trust LLC
Series 2017-1, Class A1,
2.810%, 01/25/2047 (C)(I)	83,720	83,255
Series 2017-3, Class A1,
2.708%, 11/25/2047 (C)(I)	233,171	231,617
BANK
Series 2017-BNK8, Class A4,
3.488%, 11/15/2050	185,000	181,373
Series 2017-BNK8, Class XA IO,
0.888%, 11/15/2050	4,507,190	253,956
Series 2017-BNK9, Class A4,
3.538%, 11/15/2054	790,000	778,660
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO,
1.685%, 02/15/2050	3,435,649	338,601
Series 2017-DELC, Class A (1 month
LIBOR + 0.850%),
2.923%, 08/15/2036 (C)(D)	949,000	948,991
BBCMS Trust
Series 2013-TYSN, Class A2
3.756%, 09/05/2032 (C)	330,000	333,793
BCAP LLC Trust
Series 2006-AA2, Class A1 (1 month
LIBOR + 0.170%)
2.261%, 01/25/2037 (D)	173,865	164,011
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1 (1 month
LIBOR + 0.500%)
2.591%, 01/25/2036 (D)	225,860	233,811
Bear Stearns Mortgage Funding Trust
Series 2006-AR3, Class 1A1 (1 month
LIBOR + 0.180%)
2.140%, 10/25/2036 (D)	18,647	17,418
Benchmark Mortgage Trust
Series 2018-B1, Class A5,
3.666%, 01/15/2051 (I)	215,000	214,248
Series 2018-B1, Class XA IO,
0.667%, 01/15/2051	1,350,475	53,635
Series 2018-B4, Class XA IO,
0.697%, 07/15/2051 (B)	2,405,000	95,488
Chase Mortgage Finance Trust
Series 2005-S3, Class A10
5.500%, 11/25/2035	230,927	221,885
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month
LIBOR + 0.680%),
2.640%, 03/25/2035 (D)	52,549	48,459
Series 2007-HY4, Class 1A1,
3.473%, 09/25/2047 (I)	172,456	161,265
CIM Trust
Series 2017-7, Class A
3.000%, 04/25/2057 (C)(I)	808,375	799,552
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO,
1.189%, 07/10/2047	2,338,002	112,742
Series 2015-GC29, Class AA IO,
1.248%, 04/10/2048	2,052,774	108,364
Civic Mortgage LLC
Series 2018-1, Class A1
3.892%, 06/25/2022 (C)	210,704	210,655

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
COLT Mortgage Loan Trust
Series 2016-3, Class A1,
2.800%, 12/26/2046 (C)(I)	$126,218	$125,260
Series 2017-1, Class A1,
2.614%, 05/27/2047 (C)(I)	214,789	214,003
Series 2018-1, Class A1,
2.930%, 02/25/2048 (C)(I)	317,934	316,468
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank AG)
Series 2013-WWP, Class A2
3.424%, 03/10/2031 (C)	800,000	805,410
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	493,330
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	399,474
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	625,105	610,068
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2013-300P, Class A1
4.353%, 08/10/2030 (C)	260,000	269,209
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	15,000	14,919
Series 2015-C2, Class XA IO,
0.968%, 06/15/2057	5,486,531	227,398
Series 2015-C4, Class A4,
3.808%, 11/15/2048	705,000	710,563
Series 2016-C6, Class XA IO,
1.962%, 01/15/2049	1,694,715	163,670
CSMC Trust
Series 2017-FHA1, Class A1
3.250%, 04/25/2047 (C)(I)	303,077	295,967
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A1,
2.725%, 12/26/2046 (C)(I)	121,080	120,569
Series 2017-2A, Class A1,
2.453%, 06/25/2047 (C)(I)	202,626	199,703
Series 2017-3A, Class A1,
2.577%, 10/25/2047 (C)(I)	264,359	262,726
Deutsche Alt-A Securities Mortgage
Loan Trust
Series 2007-AR2, Class A1 (1 month
LIBOR + 0.150%)
2.241%, 03/25/2037 (D)	83,784	75,937
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.278%, 09/25/2043 (C)(I)	520,000	540,240
Series 2012-K706, Class B,
4.030%, 11/25/2044 (C)(I)	380,000	380,174
Series 2014-K503, Class B,
3.071%, 10/25/2047 (C)(I)	465,000	462,365
Series 2017-K71, Class B,
3.753%, 11/25/2050 (C)(I)	155,000	148,139
Series 2017-K729, Class B,
3.801%, 11/25/2049 (C)(I)	85,000	82,986
Galton Funding Mortgage Trust
Series 2018-1, Class A43
3.500%, 11/25/2057 (C)(I)	255,049	254,815

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
General Electric Capital Assurance
Company
Series 2003-1, Class A5
5.743%, 05/12/2035 (C)(I)	$139,944	$141,024
GMACM Mortgage Loan Trust
Series 2006-AR1, Class 1A1
3.829%, 04/19/2036 (I)	220,076	205,356
GS Mortgage Securities Trust
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (C)	670,000	675,129
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	395,000	404,953
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
3.703%, 01/25/2036 (I)	10,206	10,108
Series 2007-1F, Class 4A1 (1 month
LIBOR + 0.300%),
2.391%, 01/25/2037 (D)	134,526	78,987
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month
LIBOR + 0.660%),
2.556%, 09/19/2035 (D)	53,905	48,200
Series 2006-12, Class 2A13 (1 month
LIBOR + 0.240%),
2.325%, 12/19/2036 (D)	267,133	247,277
Series 2007-7, Class 2A1B (1 month
LIBOR + 1.000%),
2.960%, 10/25/2037 (D)	117,217	91,863
Series 2006-12, Class 2A2A (1 month
LIBOR + 0.190%),
2.275%, 01/19/2038 (D)	93,574	91,744
IndyMac INDA Mortgage Loan Trust
Series 2006-AR3, Class 1A1
3.741%, 12/25/2036 (I)	81,931	78,249
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C19, Class A4,
3.996%, 04/15/2047	395,000	403,945
Series 2014-C22, Class A4,
3.801%, 09/15/2047	135,000	136,984
JPMDB Commercial Mortgage
Securities Trust
Series 2016-C4, Class A3,
3.141%, 12/15/2049	735,000	704,552
Series 2017-C7, Class A5,
3.409%, 10/15/2050	795,000	774,355
JPMorgan Mortgage Trust
Series 2006-A3, Class 3A2
3.608%, 05/25/2036 (I)	21,924	21,832
Lehman XS Trust
Series 2006-16N, Class A4A (1 month
LIBOR + 0.190%)
2.281%, 11/25/2046 (D)	205,341	199,855
LSTAR Securities Investment, Ltd.
Series 2017-6, Class A (1 month
LIBOR + 1.750%),
3.732%, 09/01/2022 (C)(D)	201,537	201,537
Series 2017-7, Class A (1 month
LIBOR + 1.750%),
3.732%, 10/01/2022 (C)(D)	344,722	346,370
Series 2017-8, Class A (1 month
LIBOR + 1.650%),
3.632%, 11/01/2022 (C)(D)	213,736	214,628

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
LSTAR Securities
Investment, Ltd. (continued)
Series 2018-1, Class A (1 month
LIBOR + 1.550%),
3.532%, 02/01/2023 (C)(D)	$416,019	$416,476
Luminent Mortgage Trust
Series 2006-4, Class A1A (1 month
LIBOR + 0.190%)
2.281%, 05/25/2046 (D)	190,712	172,785
MASTR Adjustable Rate Mortgages
Trust
Series 2004-13, Class 3A7
3.915%, 11/21/2034 (I)	46,357	47,592
MFA Trust
Series 2017-RPL1, Class A1
2.588%, 02/25/2057 (C)(I)	200,524	196,689
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C19, Class XA IO
1.261%, 12/15/2047	1,559,140	66,103
Morgan Stanley Capital I Trust
Series 2014-MP, Class A,
3.469%, 08/11/2033 (C)	475,000	474,205
Series 2017-H1, Class XA IO,
1.613%, 06/15/2050	779,529	68,834
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.750%, 11/26/2035 (C)(I)	541,399	543,069
Series 2016-4A, Class A1,
3.750%, 11/25/2056 (C)(I)	541,726	542,223
Series 2017-1A, Class A1,
4.000%, 02/25/2057 (C)(I)	1,039,629	1,048,195
Series 2017-2A, Class A3,
4.000%, 03/25/2057 (C)(I)	933,120	946,063
Series 2017-3A, Class A1,
4.000%, 04/25/2057 (C)(I)	757,068	764,357
Series 2017-4A, Class A1,
4.000%, 05/25/2057 (C)(I)	617,533	624,795
Series 2017-5A, Class A1 (1 month
LIBOR + 1.500%),
3.460%, 06/25/2057 (C)(D)	738,580	758,359
OBP Depositor LLC Trust
Series 2010-OBP, Class A
4.646%, 07/15/2045 (C)	311,000	318,704
RALI Series Trust
Series 2007-QH7, Class 1A1 (1 month
LIBOR + 0.250%),
2.210%, 08/25/2037 (D)	116,675	110,671
Series 2007-QH9, Class A1,
2.732%, 11/25/2037 (I)	102,860	89,067
STACR Trust
Series 2018-HRP1, Class M2 (1
month LIBOR + 1.650%)
3.589%, 04/25/2043 (C)(D)	205,000	206,143
WaMu Mortgage Pass-Through
Certificates
Series 2007-HY6, Class 1A1
3.568%, 06/25/2037 (I)	28,011	26,238
Washington Mutual Mortgage
Pass-Through Certificates
Series 2006-5, Class 1A1 (1 month
LIBOR + 0.600%)
2.691%, 07/25/2036 (D)	39,207	27,582

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	$310,000	$315,173
Series 2015-NXS1, Class D,
4.238%, 05/15/2048 (I)	40,000	34,729
Series 2015-NXS1, Class XA IO,
1.303%, 05/15/2048	2,083,216	108,436
Series 2015-NXS3, Class XA IO,
1.309%, 09/15/2057	4,623,077	229,425
Wells Fargo Mortgage Backed Securities
Trust
Series 2006-AR2, Class 2A1
3.787%, 03/25/2036 (I)	30,152	30,618
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	314,554
Series 2014-C20, Class A5,
3.995%, 05/15/2047	600,000	615,780
		27,904,050
U.S. Government Agency – 1.8%
Federal Home Loan Mortgage Corp.
Series 3883, Class PB,
3.000%, 05/15/2041	162,097	160,682
Series K064, Class X1 IO,
0.744%, 03/25/2027	2,321,001	105,017
Series K068, Class A2,
3.244%, 08/25/2027	545,000	537,497
Federal National Mortgage Association
Series 2012-18, Class GA,
2.000%, 12/25/2041	273,807	259,324
Series 2012-21, Class PQ,
2.000%, 09/25/2041	142,808	134,712
Series 2012-52, Class PA,
3.500%, 05/25/2042	162,930	164,703
Series 2012-75, Class KC,
2.500%, 12/25/2041	291,485	281,498
Series 2014-04, Class 1M2 (1 month
LIBOR + 4.900%),
6.860%, 11/25/2024 (D)	161,450	184,690
Series 2015-04, Class 1M2 (1 month
LIBOR + 5.700%),
7.660%, 04/25/2028 (D)	88,072	102,510
Series 2015-48, Class QB,
3.000%, 02/25/2043	378,356	373,101
Series 2016-11, Class GA,
2.500%, 03/25/2046	244,294	234,825
Series 2016-C02, Class 1M2 (1 month
LIBOR + 6.000%),
7.960%, 09/25/2028 (D)	69,000	81,614
Series 2016-C07, Class 2M2 (1 month
LIBOR + 4.350%),
6.310%, 05/25/2029 (D)	485,000	539,562
Series 2017-72, Class B,
3.000%, 09/25/2047	339,581	334,370
Series 2017-72, Class CD,
3.000%, 09/25/2047	353,430	347,986
Series 2017-C01, Class 1M2 (1 month
LIBOR + 3.550%),
5.510%, 07/25/2029 (D)	240,000	260,715
Series 2018-23, Class LA,
3.500%, 04/25/2048	322,743	325,190
Series 2018-38, Class PC,
3.500%, 03/25/2045	393,736	397,303

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association
Series 2006-38, Class XS IO
5.165%, 09/16/2035	$81,279	$9,145
		4,834,444
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $33,025,126)		$32,738,494

ASSET BACKED SECURITIES – 22.4%
ABFC Trust
Series 2006-HE1, Class A2D (1 month
LIBOR + 0.220%)
2.311%, 01/25/2037 (D)	142,682	95,763
AIMCO CLO
Series 2015-AA, Class AR (3 month
LIBOR + 0.850%)
3.198%, 01/15/2028 (C)(D)	365,000	364,192
ALM XII, Ltd.
Series 2015-12A, Class A1R2 (3
month LIBOR + 0.890%)
2.976%, 04/16/2027 (C)(D)	775,000	774,444
Anchorage Capital CLO, Ltd.
Series 2016-9A, Class A (3 month
LIBOR + 1.510%)
3.858%, 01/15/2029 (C)(D)	446,849	447,577
Apidos CLO XVII
Series 2014-17A, Class A1R (3 month
LIBOR + 1.310%)
3.663%, 04/17/2026 (C)(D)	1,200,000	1,200,236
Series 2014-17A, Class A2R (3 month
LIBOR + 1.850%)
4.203%, 04/17/2026 (C)(D)	1,145,000	1,145,267
Apidos CLO XX
Series 2015-20A, Class A1R (3 month
LIBOR + 1.330%)
3.678%, 01/16/2027 (C)(D)	700,000	700,134
Apidos CLO XXI
Series 15-21A, Class A1R (3 month
LIBOR + 0.930%)
3.235%, 07/18/2027 (C)(D)	1,080,000	1,080,000
Series 2015-21A, Class A1 (3 month
LIBOR + 1.430%)
3.785%, 07/18/2027 (C)(D)	1,170,000	1,170,043
Atlas Senior Loan Fund X, Ltd.
Series 2018-10A, Class A (3 month
LIBOR + 1.090%)
3.438%, 01/15/2031 (C)(D)	385,000	384,172
Atrium XII
Series 2012-A, Class AR (3 month
LIBOR + 0.830%)
3.192%, 04/22/2027 (C)(D)	765,000	763,062
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
3.460%, 04/25/2026 (C)(D)	885,000	885,108
Avery Point VI CLO, Ltd.
Series 2015-6A, Class A (3 month
LIBOR + 1.450%)
3.813%, 08/05/2027 (C)(D)	1,230,000	1,230,362
Bayview Koitere Fund Trust
Series 2017-RT4, Class A
3.500%, 07/28/2057 (C)(I)	850,823	848,617

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A
3.500%, 01/28/2058 (C)(I)	$562,233	$561,301
Bayview Opportunity Master Fund
IIIa Trust
Series 2017-RN7, Class A1
3.105%, 09/28/2032 (C)	57,061	56,834
Series 2017-RN8, Class A1
3.352%, 11/28/2032 (C)	428,729	426,590
Bayview Opportunity Master Fund IV
Trust
Series 2018-RN2, Class A1
3.598%, 02/25/2033 (C)	361,466	360,138
Bayview Opportunity Master Fund
IVa Trust
Series 2017-SPL1, Class A
4.000%, 10/28/2064 (C)(I)	666,953	672,792
Series 2017-SPL5, Class A
3.500%, 06/28/2057 (C)(I)	421,787	420,954
Bayview Opportunity Master Fund
IVb Trust
Series 2017-NPL2, Class A1
2.981%, 10/28/2032 (C)	400,589	398,468
Series 2017-SPL3, Class A
4.000%, 11/28/2053 (C)(I)	314,688	317,642
Series 2017-SPL4, Class A
3.500%, 01/28/2055 (C)(I)	362,969	362,302
CAL Funding II, Ltd.
Series 2012-1A, Class A
3.470%, 10/25/2027 (C)	86,667	85,857
Carlyle Global Market Strategies
Series 2015-2A, Class A1R (3 month
LIBOR + 0.780%)
3.146%, 04/27/2027 (C)(D)	770,000	766,807
Series 2016-3A, Class A2 (3 month
LIBOR + 1.900%)
4.259%, 10/20/2029 (C)(D)	430,000	431,355
CBAM, Ltd.
Series 2017-3A, Class A (3 month
LIBOR + 1.230%)
3.583%, 10/17/2029 (C)(D)	710,000	710,719
Cent CLO, Ltd.
Series 2014-21A, Class A1AR (3
month LIBOR + 1.210%)
3.576%, 07/27/2026 (C)(D)	590,000	590,022
Series 2014-22A, Class A1R (3 month
LIBOR + 1.410%)
3.773%, 11/07/2026 (C)(D)	440,000	440,233
CIFC Funding, Ltd.
Series 2014-2RA, Class A1 (3 month
LIBOR + 1.050%)
3.164%, 04/24/2030 (C)(D)	890,000	888,259
CIG Auto Receivables Trust
Series 2017-1A, Class A
2.710%, 05/15/2023 (C)	125,051	124,245
CLUB Credit Trust
Series 2017-P2, Class A
2.610%, 01/15/2024 (C)	426,513	424,901
Conn’s Receivables Funding LLC
Series 2017-B, Class A
2.730%, 07/15/2020 (C)	58,394	58,385
Covenant Credit Partners CLO III, Ltd.
Series 2017-1A, Class B (3 month
LIBOR + 1.850%)
4.198%, 10/15/2029 (C)(D)	250,000	250,473

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class A
2.650%, 06/15/2026 (C)	$300,000	$296,377
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, 07/25/2048 (C)	370,000	373,889
Dryden Senior Loan Fund
Series 2013-30A, Class AR (3 month
LIBOR + 0.820%)
3.162%, 11/15/2028 (C)(D)	819,000	816,279
Series 2015-38A, Class A (3 month
LIBOR + 1.430%)
3.778%, 07/15/2027 (C)(D)	660,000	660,022
First Franklin Mortgage Loan Trust
Series 2006-FF12, Class A5 (1 month
LIBOR + 0.310%)
2.401%, 09/25/2036 (D)	240,000	213,990
First Investors Auto Owner Trust
Series 2014-3A, Class B
2.390%, 11/16/2020 (C)	94,169	94,123
Galaxy XIX CLO, Ltd.
Series 2015-19A, Class A1R (3 month
LIBOR + 1.220%)
3.579%, 07/24/2030 (C)(D)	895,000	897,260
GSAA Home Equity Trust
Series 2006-15, Class AF6
5.876%, 09/25/2036	457,708	235,777
Series 2006-20, Class 2A1A (1 month
LIBOR + 0.050%)
2.141%, 12/25/2046 (D)	375,087	273,524
Series 2006-10, Class AF3
5.984%, 06/25/2036 (I)	183,665	89,940
GSAA Trust
Series 2005-7, Class AF4
5.058%, 05/25/2035	325,000	331,498
GSAMP Trust
Series 2007-FM2, Class A2B (1
month LIBOR + 0.090%)
2.181%, 01/25/2037 (D)	269,817	183,122
Highbridge Loan Management, Ltd.
Series 2015-6A, Class A1R (3 month
LIBOR + 1.000%)
3.363%, 02/05/2031 (C)(D)	250,000	249,726
Honor Automobile Trust Securitization
Series 2016-1A, Class A
2.940%, 11/15/2019 (C)	94,042	94,053
KKR CLO, Ltd.
Series 15, Class A1A (3 month
LIBOR + 1.560%)
3.915%, 10/18/2028 (C)(D)	645,000	645,285
Series 21, Class A (3 month LIBOR +
1.000%)
3.345%, 04/15/2031 (C)(D)	560,000	556,864
LCM XXV, Ltd.
Series 25A, Class A (3 month LIBOR
+ 1.210%)
3.569%, 07/20/2030 (C)(D)	835,000	835,867
Legacy Mortgage Asset Trust
Series 2018-GS1, Class A1
4.000%, 03/25/2058 (C)	911,496	912,721
Lendmark Funding Trust
Series 2016-2A, Class A
3.260%, 04/21/2025 (C)	540,000	540,672
Series 2017-1A, Class A
2.830%, 12/22/2025 (C)	360,000	356,411

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Madison Park Funding XI, Ltd.
Series 2013-11A, Class AR (3 month
LIBOR + 1.160%)
3.522%, 07/23/2029 (C)(D)	$721,000	$721,110
Madison Park Funding XII, Ltd.
Series 2014-12A, Class B1R (3 month
LIBOR + 1.650%)
4.009%, 07/20/2026 (C)(D)	530,000	530,021
Magnetite IX, Ltd.
Series 2014-9A, Class A1R (3 month
LIBOR + 1.000%)
3.360%, 07/25/2026 (C)(D)	915,000	915,052
Magnetite VIII, Ltd.
Series 2014-8A, Class AR2 (3 month
LIBOR + 0.980%)
3.072%, 04/15/2031 (C)(D)	515,000	514,199
Magnetite XII, Ltd.
Series 2015-12A, Class AR (3 month
LIBOR + 1.330%)
3.678%, 04/15/2027 (C)(D)	555,000	556,750
Marlette Funding Trust
Series 2017-3A, Class A
2.360%, 12/15/2024 (C)	206,926	206,098
MFRA Trust
Series 2017-NPL1, Class A1
3.352%, 11/25/2047 (C)	629,111	624,116
Nationstar HECM Loan Trust
Series 2017-1A, Class A
1.968%, 05/25/2027 (C)	73,799	73,548
Series 2017-1A, Class M1
2.942%, 05/25/2027 (C)	100,000	99,217
Series 2017-2A, Class A1
2.038%, 09/25/2027 (C)(I)	149,131	148,549
New Residential Advance
Receivables Trust
Series 2016-T2, Class AT2
2.575%, 10/15/2049 (C)	770,000	762,822
Series 2017-T1, Class AT1
3.214%, 02/15/2051 (C)	645,000	640,341
New Residential Mortgage Loan Trust
Series 2017-6A, Class A1
4.000%, 08/27/2057 (C)(I)	838,336	845,852
New Residential Mortgage Trust
Series 2018-1A, Class A1A
4.000%, 12/25/2057 (C)(I)	346,439	348,640
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4
3.107%, 12/15/2050 (C)	740,000	739,287
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A
3.193%, 01/25/2023 (C)	589,979	586,003
Series 2018-PLS2, Class A
3.265%, 02/25/2023 (C)	358,609	357,100
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1
3.000%, 06/25/2057 (C)	242,436	240,181
Oaktree EIF II, Ltd.
Series 2017-IIIA, Class A2 (3 month
LIBOR + 1.450%)
3.803%, 07/17/2029 (C)(D)	445,000	445,848
OCP CLO, Ltd.
Series 2015-8A, Class A1R (3 month
LIBOR + 0.850%)
3.203%, 04/17/2027 (C)(D)	1,065,000	1,061,182

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.900%)
3.231%, 05/21/2027 (C)(D)	$688,000	$687,144
OHA Credit Partners VIII, Ltd.
Series 2013-8A, Class A (3 month
LIBOR + 1.120%)
3.479%, 04/20/2025 (C)(D)	511,788	511,820
OneMain Financial Issuance Trust
Series 2016-2A, Class A
4.100%, 03/20/2028 (C)	710,097	714,356
Series 2017-1A, Class A1
2.370%, 09/14/2032 (C)	889,000	871,643
OZLM XII, Ltd.
Series 2015-12A, Class A1 (3 month
LIBOR + 1.450%)
3.809%, 04/30/2027 (C)(D)	1,025,000	1,025,200
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1
3.327%, 12/30/2032 (C)(I)	201,265	200,385
Series 2018-NPL1, Class A1
3.375%, 01/27/2033 (C)	224,873	222,982
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A
2.360%, 11/15/2023 (C)	202,949	202,123
Securitized Asset Backed
Receivables LLC Trust
Series 2006-HE1, Class A2B (1 month
LIBOR + 0.090%)
2.181%, 07/25/2036 (D)	159,963	78,947
Shackleton VIII CLO, Ltd.
Series 2015-8A, Class A1R (3 month
LIBOR + 0.920%)
3.279%, 10/20/2027 (C)(D)	1,035,000	1,035,005
Skopos Auto Receivables Trust
Series 2018-1A, Class A
3.190%, 09/15/2021 (C)	418,983	419,082
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A
3.090%, 10/27/2025 (C)	225,936	225,533
Series 2016-3, Class A
3.050%, 12/26/2025 (C)	256,429	255,634
Series 2017-1, Class A
3.280%, 01/26/2026 (C)	194,567	194,409
Series 2017-3, Class A
2.770%, 05/25/2026 (C)	100,556	99,752
Series 2017-4, Class A
2.500%, 05/26/2026 (C)	198,114	195,615
Sound Point CLO IV-R, Ltd.
Series 2013-3RA, Class A (3 month
LIBOR + 1.150%)
3.651%, 04/18/2031 (C)(D)	490,000	490,052
Sound Point CLO XIX, Ltd.
Series 2018-1A, Class A (3 month
LIBOR + 1.000%)
3.354%, 04/15/2031 (C)(D)	750,000	742,457
Sound Point CLO XV, Ltd.
Series 2017-1A, Class A (3 month
LIBOR + 1.390%)
3.752%, 01/23/2029 (C)(D)	305,000	305,366
Soundview Home Loan Trust
Series 2007-OPT2, Class 2A3 (1
month LIBOR + 0.180%)
2.271%, 07/25/2037 (D)	43,191	37,496

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Springleaf Funding Trust
Series 2016-AA, Class A
2.900%, 11/15/2029 (C)	$720,000	$716,297
Series 2017-AA, Class A
2.680%, 07/15/2030 (C)	900,000	885,209
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2
2.750%, 11/15/2049 (C)	630,000	635,755
TICP CLO III-2, Ltd.
Series 2018-3R, Class A (3 month
LIBOR + 0.840%)
3.199%, 04/20/2028 (C)(D)	390,000	389,232
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.000%, 03/25/2054 (C)(I)	42,576	42,270
Series 2015-4, Class A1B
2.750%, 04/25/2055 (C)(I)	170,207	168,307
Series 2016-2, Class A1A
2.750%, 08/25/2055 (C)(I)	373,055	365,996
Series 2016-3, Class A1
2.250%, 04/25/2056 (C)(I)	489,783	478,395
Series 2017-1, Class A1
2.750%, 10/25/2056 (C)(I)	1,082,576	1,059,892
Series 2017-2, Class A1
2.750%, 04/25/2057 (C)(I)	268,207	263,810
Series 2017-3, Class A1
2.750%, 07/25/2057 (C)(I)	489,182	478,719
Series 2017-4, Class A1
2.750%, 06/25/2057 (C)(I)	682,758	666,329
Series 2017-5, Class A1 (1 month
LIBOR + 0.600%)
2.691%, 02/25/2057 (C)(D)	713,706	714,367
Treman Park CLO, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 1.370%)
3.729%, 04/20/2027 (C)(D)	745,000	745,228
U.S. Residential Opportunity Fund IV
Trust
Series 2017-1III, Class A
3.352%, 11/27/2037 (C)	305,009	303,620
Venture XXI CLO, Ltd.
Series 2015-21A, Class AR (3 month
LIBOR + 0.880%)
3.228%, 07/15/2027 (C)(D)	915,000	912,013
VOLT LX LLC
Series 2017-NPL7, Class A1
3.250%, 06/25/2047 (C)	182,226	181,209
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (C)	157,968	156,669
VOLT LXIII LLC
Series 2017-NP10, Class A1
3.000%, 10/25/2047 (C)	296,361	293,270
VOLT LXIV LLC
Series 2017-NP11, Class A1
3.375%, 10/25/2047 (C)	796,931	793,271
VOLT LXVI
Series 2018-NPL2, Class A1
4.336%, 05/25/2048 (C)	466,781	466,584
Voya CLO, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.900%)
3.255%, 01/18/2029 (C)(D)	730,000	727,463
Series 2015-1A, Class A2R (3 month
LIBOR + 1.250%)
3.605%, 01/18/2029 (C)(D)	255,000	253,585

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Voya CLO, Ltd. (continued)
Series 2017-4A, Class A1 (3 month
LIBOR + 1.130%)
3.478%, 10/15/2030 (C)(D)		$250,000	$249,486
Wendys Funding LLC
Series 2018-1A, Class A2II
3.884%, 03/15/2048 (C)		233,825	228,786
Westlake Automobile Receivables Trust
Series 2017-2A, Class D
3.280%, 12/15/2022 (C)		535,000	531,694
TOTAL ASSET BACKED SECURITIES (Cost
$60,011,364)			$59,733,027

PURCHASED OPTIONS – 0.1%
Puts – 0.1%
Over the Counter Opton on 1 Year
Interest Rate Swap. Pay a fixed rate
based on 3-month LIBOR and receive
a floating rate of 3.200% (Expiration
Date: 5-30-19; Strike Rate: 3.200%;
Counterparty: Bank of America
N.A.) (J)(K)		7,015,000	96,516
Over the Counter Opton on 1 Year
Interest Rate Swap. Pay a fixed rate
based on 3-month LIBOR and receive
a floating rate of 3.200% (Expiration
Date: 5-30-19; Strike Rate: 3.200%;
Counterparty: Deutsche Bank
AG) (J)(K)		6,835,000	94,039
Over the Counter Opton on 1 Year
Interest Rate Swap. Pay a fixed rate
based on 3-month LIBOR and receive
a floating rate of 3.250% (Expiration
Date: 5-13-19; Strike Rate: 3.250%;
Counterparty: Bank of America
N.A.) (J)(K)		6,875,000	79,896
Over the Counter Opton on 1 Year
Interest Rate Swap. Pay a fixed rate
based on 3-month LIBOR and receive
a floating rate of 3.250% (Expiration
Date: 5-13-19; Strike Rate: 3.250%;
Counterparty: Bank of America
N.A.) (J)(K)		2,203,000	25,602
			296,053
TOTAL PURCHASED OPTIONS (Cost $356,227)			$296,053

SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust,
2.0600% (L)(M)		33,718	337,299
TOTAL SECURITIES LENDING COLLATERAL (Cost
$337,314)			$337,299

SHORT-TERM INVESTMENTS – 2.6%
Commercial paper – 0.0%
Royal Bank of Canada
1.521%, 07/05/2018 *	CAD	55,000	41,826
The Bank of Nova Scotia
1.530%, 07/03/2018 *		19,400	14,754
The Toronto-Dominion Bank
1.517%, 07/04/2018 *		30,000	22,815
			79,395
Foreign government – 1.0%
Egypt Treasury Bill
14.699%, 03/05/2019 *	EGP	1,350,000	66,737
14.846%, 10/16/2018 *		3,800,000	201,209

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Italy Buoni Ordinari del Tesoro
(0.471)%, 07/31/2018 *	EUR	175,000	$204,402
Japan Treasury Discount Bill
(0.146)%, 09/03/2018 *	JPY	37,100,000	335,167
(0.134)%, 07/09/2018 *		62,900,000	568,135
(0.127)%, 08/13/2018 *		106,600,000	962,970
Spain Treasury Bill
(0.499)%, 08/17/2018 *	EUR	165,000	192,790
			2,531,410
Repurchase agreement – 1.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 6-29-18 at 2.110%
to be repurchased at $4,200,739 on
7-2-18, collateralized by $4,297,700
U.S. Treasury Notes, 0.750% -
1.250% due 1-31-19 to 2-15-19
(valued at $4,284,094,
including interest)		$4,200,000	$4,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,869,692)			$6,810,805
Total Investments (Investment Quality Bond Trust)
(Cost $345,726,416) – 128.0%			$340,884,826
Other assets and liabilities, net – (28.0%)			(74,621,587)
TOTAL NET ASSETS – 100.0%			$266,263,239

Currency Abbreviations

ARS	Argentine Peso
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

Security Abbreviations and Legend

EURIBOR	Euro Interbank Offered Rate

Investment Quality Bond Trust (continued)

GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $90,255,231 or 33.9% of the fund’s net assets as of 6-30-18.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	A portion of this security is on loan as of 6-30-18.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 6-30-18.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	123	Long	Sep 2018	$13,944,667	$13,974,914	$30,247
Eurodollar Futures	52	Long	Mar 2019	12,642,944	12,641,200	(1,744)
U.S. Treasury Long Bond Futures	14	Long	Sep 2018	1,987,156	2,030,000	42,844
Ultra U.S. Treasury Bond Futures	23	Long	Sep 2018	3,582,466	3,669,938	87,472
10-Year U.S. Treasury Note Futures	38	Short	Sep 2018	(4,550,558)	(4,567,125)	(16,567)
10-Year Ultra U.S. Treasury Bond Futures	12	Short	Sep 2018	(1,519,493)	(1,538,812)	(19,319)
Eurodollar Futures	52	Short	Mar 2020	(12,625,055)	(12,612,600)	12,455
U.K. Long Gilt Bond Futures	14	Short	Sep 2018	(2,267,614)	(2,273,719)	(6,105)
						$129,283

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	24,000	USD	28,073	Citibank N.A.	7/31/2018	$11	—
USD	14,670	CAD	19,000	State Street Bank and Trust Company	7/3/2018	217	—
USD	23,155	CAD	30,000	Citibank N.A.	7/5/2018	335	—

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	42,419	CAD	55,000	JPMorgan Chase Bank N.A.	7/5/2018	$581	—
USD	113,146	CAD	145,000	State Street Bank and Trust Company	7/16/2018	2,826	—
USD	39,806	CAD	50,000	Citibank N.A.	8/2/2018	1,753	—
USD	73,532	EUR	60,000	Deutsche Bank AG London	7/16/2018	3,399	—
USD	1,519,854	EUR	1,302,000	Goldman Sachs International	7/31/2018	—	($3,699)
USD	217,394	EUR	175,000	JPMorgan Chase Bank N.A.	7/31/2018	12,615	—
USD	186,128	EUR	155,000	Goldman Sachs International	8/1/2018	4,739	—
USD	29,314	EUR	25,000	JPMorgan Chase Bank N.A.	8/6/2018	47	—
USD	200,837	EUR	165,000	Morgan Stanley and Company International PLC	8/17/2018	7,515	—
USD	58,106	EUR	50,000	Deutsche Bank AG London	9/11/2018	—	(588)
USD	80,454	EUR	68,000	Goldman Sachs International	9/19/2018	580	—
USD	79,702	EUR	67,000	JPMorgan Chase Bank N.A.	9/19/2018	1,003	—
USD	79,338	GBP	60,000	BNP Paribas SA	9/10/2018	—	(88)
USD	591,686	JPY	62,900,000	Citibank N.A.	7/9/2018	23,339	—
USD	979,873	JPY	106,600,000	JPMorgan Chase Bank N.A.	8/13/2018	14,401	—
USD	342,160	JPY	37,100,000	Morgan Stanley and Company International PLC	9/4/2018	5,641	—
						$79,002	($4,375)

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(743,322)	$(743,322)
JPMorgan Chase Bank	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(187,473)	(187,473)
								—	$(930,795)	$(930,795)
				USD Federal Funds H.15
Centrally cleared	1,090,000	USD	Fixed 2.179%	OIS COMPOUND	Annual	Annual	Nov 2024	—	21,921	21,921
				USD Federal Funds H.15
Centrally cleared	1,075,000	USD	Fixed 2.179%	OIS COMPOUND	Annual	Annual	Nov 2024	$(1,087)	22,706	21,619
				USD Federal Funds H.15
Centrally cleared	140,000	USD	Fixed 2.250%	OIS COMPOUND	Annual	Annual	Nov 2024	1,660	566	2,226
				USD Federal Funds H.15
Centrally cleared	515,000	USD	Fixed 2.250%	OIS COMPOUND	Annual	Annual	Nov 2024	6,098	2,092	8,190
				USD Federal Funds H.15
Centrally cleared	1,536,000	USD	Fixed 2.060%	OIS COMPOUND	Annual	Annual	Nov 2024	33,699	7,978	41,677
				USD Federal Funds H.15
Centrally cleared	745,000	USD	Fixed 2.459%	OIS COMPOUND	Annual	Annual	Nov 2024	—	2,665	2,665
				USD Federal Funds H.15
Centrally cleared	750,000	USD	Fixed 2.453%	OIS COMPOUND	Annual	Annual	Nov 2024	—	2,906	2,906
				USD Federal Funds H.15
Centrally cleared	655,000	USD	Fixed 2.453%	OIS COMPOUND	Annual	Annual	Nov 2024	—	2,566	2,566
			USD Federal Funds H.15
Centrally cleared	667,000	USD	OIS COMPOUND	Fixed 2.556%	Annual	Annual	Nov 2024	—	1,471	1,471
			USD Federal Funds H.15
Centrally cleared	880,000	USD	OIS COMPOUND	Fixed 2.505%	Annual	Annual	Nov 2024	—	(690)	(690)
			USD Federal Funds H.15
Centrally cleared	1,570,080	USD	OIS COMPOUND	Fixed 2.556%	Annual	Annual	Nov 2024	—	3,464	3,464
			USD Federal Funds H.15
Centrally cleared	1,580,935	USD	OIS COMPOUND	Fixed 2.529%	Annual	Annual	Nov 2024	—	999	999
			USD Federal Funds H.15
Centrally cleared	1,976,985	USD	OIS COMPOUND	Fixed 2.535%	Annual	Annual	Nov 2024	—	1,912	1,912
				USD Federal Funds H.15
Centrally cleared	1,620,000	USD	Fixed 1.625%	OIS COMPOUND	Annual	Annual	Nov 2026	—	110,262	110,262
Centrally cleared	11,538,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	641,206	45,951	687,157
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(36,339)	98,470	62,131
								$645,237	$325,239	$970,476
								$645,237	$(605,556)	$39,681

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
	iTraxx Europe Series 29
Centrally cleared	Version 1	1,870,000	EUR	$2,201,178	1.000%	Quarterly	Jun 2023	$(32,537)	$3,570	$(28,967)
	iTraxx Crossover
Centrally cleared	Series 29 Version 1	690,000	EUR	812,199	5.000%	Quarterly	Jun 2023	(71,002)	5,626	(65,376)
				$3,013,377				$(103,539)	$9,196	$(94,343)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Deutsche Bank AG	CMBX.NA.BBB-.6	5.895%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(18,500)	$7,689	$(10,811)
Goldman Sachs International	CMBX.NA.BBB-.6	5.895%	140,000	USD	140,000	3.000%	Monthly	May 2063	(23,383)	9,623	(13,760)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	5.895%	255,000	USD	255,000	3.000%	Monthly	May 2063	(41,453)	16,393	(25,060)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	5.895%	130,000	USD	130,000	3.000%	Monthly	May 2063	(21,485)	8,708	(12,777)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	5.895%	115,000	USD	115,000	3.000%	Monthly	May 2063	(19,368)	8,065	(11,303)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	5.895%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,627)	4,845	(6,782)
					$819,000				$(135,816)	$55,323	$(80,493)
Centrally cleared	CDX.EM.29	1.910%	769,000	USD	769,000	1.000%	Quarterly	Jun 2023	20,254	10,386	30,640
Centrally cleared	CDX.NA.HY.30	3.613%	842,000	USD	842,000	5.000%	Quarterly	Jun 2023	51,758	(2,085)	49,673
					$1,611,000				$72,012	$8,301	$80,313
					$2,430,000				$(63,804)	$63,624	$(180)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Money Market Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT – 11.0%
U.S. Treasury Bill
1.806%, 07/19/2018	$24,495,500	$24,473,699
1.892%, 08/16/2018	59,431,700	59,290,344
1.915%, 09/27/2018	8,000,000	7,963,236
2.043%, 11/08/2018	19,600,000	19,458,444
U.S. Treasury Note
1.879%, 09/15/2018	47,039,400	46,952,847
1.911%, 08/31/2018	19,908,800	19,894,770
1.932%, 08/31/2018	23,908,000	23,860,696
TOTAL U.S. GOVERNMENT (Cost
$201,894,036)		$201,894,036
U.S. GOVERNMENT AGENCY – 89.2%
Federal Agricultural Mortgage Corp.
1.653%, 07/02/2018	31,300,000	31,298,583
1.922%, (1 month LIBOR - 0.080%),
11/30/2018 (A)	23,843,000	23,843,000

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural
Mortgage Corp. (continued)
1.927%, (1 month LIBOR - 0.100%),
12/03/2018 (A)	$16,237,000	$16,237,000
1.961%, (1 month LIBOR + 0.030%),
08/17/2018 (A)	19,780,000	19,784,657
1.961%, (1 month LIBOR - 0.090%),
01/07/2019 (A)	16,688,000	16,688,000
1.978%, (1 month LIBOR - 0.050%),
04/02/2019 (A)	27,703,000	27,703,000
2.003%, (1 month LIBOR),
09/30/2019 (A)	20,024,000	20,024,000
2.014%, (1 month LIBOR - 0.115%),
12/28/2018 (A)	19,788,000	19,788,000
2.021%, (1 month LIBOR - 0.090%),
02/20/2019 (A)	20,007,000	20,007,000

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural
Mortgage Corp. (continued)
2.059%, (1 month LIBOR - 0.060%),
07/25/2019 (A)	$30,000,000	$30,000,000
2.069%, (1 month LIBOR - 0.050%),
06/25/2019 (A)	19,918,000	19,918,000
Federal Farm Credit Bank
1.453%, 08/28/2018	7,983,000	7,964,608
1.585%, 11/01/2018	4,058,000	4,049,532
1.790%, 08/02/2018	1,000,000	999,333
1.818%, 07/13/2018	9,933,000	9,930,439
1.847%, (1 month LIBOR + 0.140%),
08/01/2018 (A)	9,506,000	9,508,457
1.855%, 07/05/2018	4,041,000	4,040,487
1.856%, 07/18/2018	19,055,000	19,045,282
1.878%, (1 month LIBOR + 0.095%),
10/03/2018 (A)	812,000	812,514
1.885%, (Prime rate - 3.020%),
01/14/2019 (A)	19,277,000	19,289,648
1.887%, 01/28/2019	8,445,000	8,407,927
1.896%, (Prime rate - 3.060%),
04/25/2019 (A)	7,400,000	7,404,247
1.906%, (Prime rate - 3.120%),
01/02/2019 (A)	16,123,000	16,123,000
1.918%, 09/14/2018	1,168,000	1,165,489
1.919%, (1 month LIBOR + 0.140%),
07/06/2018 (A)	795,000	795,029
1.924%, 09/17/2018	4,007,000	4,007,087
1.926%, (Prime rate - 3.105%),
04/10/2019 (A)	7,970,000	7,969,689
1.931%, (1 month LIBOR + 0.120%),
11/13/2018 (A)	5,142,000	5,147,023
1.933%, (1 month LIBOR - 0.100%),
08/08/2018 (A)	3,120,000	3,120,076
1.942%, 08/24/2018	3,285,000	3,279,691
1.947%, (Prime rate - 3.080%),
09/13/2019 (A)	7,982,000	7,982,000
1.948%, 09/20/2018	25,715,000	25,661,217
1.951%, (1 month LIBOR - 0.085%),
05/30/2019 (A)	7,835,000	7,832,580
1.952%, (Prime rate - 3.080%),
06/27/2019 (A)	12,084,000	12,083,386
1.955%, 09/21/2018	15,851,000	15,781,678
1.957%, (Prime rate - 3.075%),
09/05/2019 (A)	18,548,000	18,546,905
1.972%, (1 month LIBOR + 0.130%),
07/19/2018 (A)	7,221,000	7,221,975
1.980%, (1 month LIBOR + 0.130%),
10/17/2018 (A)	1,605,000	1,606,253
1.989%, (1 month LIBOR + 0.065%),
10/22/2018 (A)	2,358,000	2,359,377
1.992%, (3 month USBMMY +
0.050%), 11/04/2019 (A)	7,901,000	7,900,420
1.994%, (1 month LIBOR - 0.080%),
11/09/2018 (A)	1,220,000	1,220,000
1.997%, 11/21/2018	1,605,000	1,600,275
2.003%, 10/24/2018	802,000	801,980
2.006%, (3 month USBMMY +
0.150%), 04/12/2019 (A)	8,020,000	8,025,031
2.006%, 10/05/2018	797,000	794,804
2.011%, (1 month LIBOR - 0.040%),
04/24/2019 (A)	4,175,000	4,177,281
2.027%, (3 month USBMMY +
0.085%), 08/08/2019 (A)	12,115,000	12,114,325
2.039%, (1 month LIBOR + 0.180%),
10/11/2019 (A)	2,000,000	2,005,431
2.047%, 01/28/2019	6,034,000	6,007,467

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
2.050%, (1 month LIBOR + 0.190%),
08/19/2019 (A)	$20,313,000	$20,370,765
2.052%, (1 month LIBOR - 0.080%),
11/20/2019 (A)	9,729,000	9,726,290
2.053%, (1 month LIBOR - 0.135%),
06/13/2019 (A)	3,994,000	3,989,749
2.082%, 11/16/2018	834,000	830,249
2.099%, (Prime rate - 2.930%),
10/29/2019 (A)	8,114,000	8,114,000
2.102%, 11/30/2018	7,971,000	7,945,568
2.112%, 12/05/2018	2,386,000	2,375,679
2.129%, (Prime rate - 2.910%),
12/11/2019 (A)	18,331,000	18,328,351
2.144%, (3 month LIBOR - 0.035%),
09/04/2018 (A)	8,786,000	8,788,704
2.146%, 02/22/2019	1,000,000	993,709
2.151%, (3 month LIBOR - 0.030%),
09/18/2018 (A)	1,602,000	1,602,640
2.163%, (3 month LIBOR - 0.130%),
02/03/2020 (A)	1,426,000	1,428,024
2.203%, (3 month LIBOR - 0.170%),
03/15/2019 (A)	12,087,000	12,086,797
2.205%, (3 month LIBOR - 0.180%),
05/17/2019 (A)	7,928,000	7,925,610
2.208%, (3 month LIBOR + 0.040%),
11/16/2018 (A)	5,409,000	5,412,956
2.218%, 04/16/2019	7,823,000	7,687,977
Federal Home Loan Bank
1.653%, 07/02/2018	90,000,000	89,995,925
1.837%, 07/24/2018	18,780,000	18,758,283
1.840%, 07/09/2018	795,000	794,867
1.853%, 07/06/2018	31,011,000	31,003,130
1.856%, 07/10/2018	3,802,000	3,800,261
1.866%, 07/09/2018	30,121,000	30,108,684
1.873%, 07/05/2018	39,785,000	39,776,836
1.878%, 07/11/2018	154,129,000	154,049,759
1.886%, 07/12/2018	27,287,000	27,271,502
1.894%, (1 month LIBOR - 0.140%),
07/03/2018 (A)	5,345,000	5,344,998
1.896%, 07/17/2018	9,494,000	9,486,116
1.899%, 07/20/2018	11,881,000	11,869,266
1.900%, 08/08/2018	4,098,000	4,089,911
1.902%, 07/13/2018	41,135,000	41,109,291
1.917%, 07/18/2018	20,233,000	20,214,952
1.919%, 07/25/2018	27,727,000	27,692,064
1.920%, 09/14/2018	940,000	938,454
1.920%, (1 month LIBOR - 0.130%),
07/20/2018 (A)	19,905,000	19,905,637
1.920%, 09/13/2018	1,605,000	1,602,794
1.922%, 08/03/2018	30,045,000	29,992,874
1.925%, 08/07/2018	12,105,000	12,088,991
1.931%, 08/14/2018	19,788,000	19,742,048
1.958%, 09/06/2018	2,035,000	2,031,391
1.965%, 07/27/2018	4,860,000	4,857,690
1.976%, 09/27/2018	19,607,000	19,514,019
1.983%, 08/15/2018	16,470,000	16,537,774
1.984%, 10/01/2018	1,795,000	1,789,990
1.987%, 09/14/2018	4,770,000	4,770,000
1.989%, (1 month LIBOR - 0.080%),
07/23/2018 (A)	6,560,000	6,560,187
2.064%, 11/06/2018	1,605,000	1,599,840
2.064%, 02/14/2019	5,000,000	4,936,350
2.068%, 12/18/2018	800,000	798,810
2.073%, 12/14/2018	8,315,000	8,302,718
2.091%, 12/14/2018	1,665,000	1,677,368
2.099%, 11/21/2018	1,590,000	1,587,307

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
2.117%, 12/14/2018	$2,785,000	$2,774,834
2.128%, (3 month LIBOR - 0.130%),
09/14/2018 (A)	5,710,000	5,711,264
2.137%, 11/23/2018	810,000	806,346
2.150%, (3 month LIBOR - 0.120%),
10/05/2018 (A)	4,540,000	4,540,967
2.175%, (3 month LIBOR - 0.163%),
07/05/2019 (A)	865,000	865,114
2.181%, (3 month LIBOR - 0.220%),
07/09/2018 (A)	18,180,000	18,179,850
2.182%, (3 month LIBOR - 0.160%),
05/24/2019 (A)	17,680,000	17,682,771
2.183%, (3 month LIBOR - 0.160%),
06/12/2019 (A)	1,395,000	1,395,163
2.209%, (3 month LIBOR - 0.230%),
02/13/2019 (A)	1,960,000	1,959,342
Federal Home Loan Mortgage Corp.
1.380%, 09/06/2018	9,538,000	9,532,432
1.383%, 09/13/2018	15,384,000	15,374,934
1.579%, 09/28/2018	811,000	809,941
1.824%, 08/24/2018	863,000	862,109
1.858%, 07/27/2018	4,072,000	4,069,082
1.889%, 07/30/2018	1,621,000	1,619,940
1.932%, 09/12/2018	1,981,000	1,977,709
1.943%, 07/11/2018	951,000	950,705
1.977%, 08/01/2018	1,781,000	1,785,439
2.026%, 10/11/2018	2,989,000	2,980,428
2.075%, 11/07/2018	2,989,000	2,978,157
Federal National Mortgage Association
1.679%, 07/27/2018	1,465,000	1,464,175
1.715%, 11/28/2018	1,190,000	1,187,211
1.785%, 07/02/2018	39,580,000	39,578,065
1.800%, 07/20/2018	15,144,000	15,138,767
1.855%, 07/26/2018	12,196,000	12,187,289
1.856%, 07/27/2018	4,072,000	4,068,797
1.883%, 07/30/2018	1,222,000	1,221,146
1.913%, 09/18/2018	4,330,000	4,329,507
1.944%, 07/13/2018	3,169,000	3,167,926
1.946%, 09/27/2018	853,000	851,561
1.999%, 10/29/2018	17,646,000	17,594,020
2.043%, 10/29/2018	19,978,000	19,917,880
2.084%, 12/14/2018	1,183,000	1,177,873
2.095%, 12/18/2018	853,000	849,074
2.128%, 01/30/2019	1,764,000	1,760,132
2.177%, 12/20/2018	815,000	811,274
Tennessee Valley Authority
1.866%, 07/03/2018	99,019,000	99,008,878
TOTAL U.S. GOVERNMENT AGENCY (Cost
$1,635,450,440)		$1,635,450,440

REPURCHASE AGREEMENT – 0.0%
Repurchase Agreement with State Street
Corp. dated 6-29-18 at 0.900% to be
repurchased at $100,008 on 7-2-18,
collateralized by $115,000
U.S. Treasury Bonds, 2.500% due
5-15-46 (valued at $104,876, including
interest)	100,000	$100,000
TOTAL REPURCHASE AGREEMENT (Cost $100,000)		$100,000
Total Investments (Money Market Trust)
(Cost $1,837,444,476) – 100.2%		$1,837,444,476
Other assets and liabilities, net – (0.2%)		(3,884,845)
TOTAL NET ASSETS – 100.0%		$1,833,559,631

Money Market Trust (continued)

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 34.8%
U.S. Government – 15.3%
U.S. Treasury Bonds
2.500%, 02/15/2045 to 05/15/2046	$17,335,000	$15,751,441
2.750%, 11/15/2047	2,880,000	2,745,112
2.875%, 11/15/2046	9,435,000	9,228,978
3.000%, 11/15/2044 (A)	6,105,000	6,120,978
3.000%, 11/15/2045	12,720,000	12,752,297
3.125%, 02/15/2043	26,395,000	27,057,968
3.375%, 05/15/2044	2,585,000	2,766,253
5.375%, 02/15/2031	7,760,000	9,799,122
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022 to 07/15/2026	21,069,244	20,487,365
0.500%, 01/15/2028	13,505,043	13,210,191
0.625%, 04/15/2023	6,458,690	6,447,419
U.S. Treasury Notes
0.875%, 05/15/2019	2,825,000	2,789,467
1.500%, 05/31/2019	12,425,000	12,329,871
1.625%, 05/15/2026	3,915,000	3,580,696
1.750%, 11/15/2020	9,600,000	9,416,250
2.250%, 02/15/2027 to 11/15/2027	14,245,000	13,559,450
2.750%, 02/15/2028	36,315,000	35,990,151
		204,033,009
U.S. Government Agency – 19.5%
Federal Home Loan Mortgage Corp.
3.000%, 02/01/2043 to 03/01/2043	246,648	240,283
3.338%, (12 month LIBOR +
1.588%), 10/01/2036 (B)	7,291	7,619
3.341%, (12 month LIBOR +
1.591%), 09/01/2035 (B)	6,435	6,757
3.473%, (12 month LIBOR +
1.723%), 01/01/2036 (B)	743	777
3.475%, (12 month LIBOR +
1.725%), 07/01/2035 (B)	5,869	6,165
3.500%, 09/01/2042 to 03/01/2044	8,980,014	9,000,986
3.530%, (1 Year CMT + 2.250%),
10/01/2036 (B)	13,250	13,919
3.535%, (12 month LIBOR +
1.785%), 09/01/2032 (B)	383	394
3.536%, (12 month LIBOR +
1.726%), 07/01/2035 (B)	11,127	11,734
3.547%, (12 month LIBOR +
1.794%), 03/01/2036 (B)	25,431	26,793
3.564%, (12 month LIBOR +
1.815%), 01/01/2037 (B)	16,047	16,914
3.594%, (1 Year CMT + 2.245%),
01/01/2036 (B)	28,650	30,146
3.606%, (12 month LIBOR +
1.732%), 02/01/2037 (B)	21,886	22,987
3.619%, (12 month LIBOR +
1.750%), 02/01/2035 (B)	24,584	25,813
3.650%, (12 month LIBOR +
1.900%), 11/01/2035 (B)	4,110	4,342
3.709%, (12 month LIBOR +
1.966%), 11/01/2036 (B)	10,993	11,637
3.761%, (12 month LIBOR +
2.010%), 12/01/2036 (B)	12,396	13,130

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
3.765%, (12 month LIBOR +
1.943%), 02/01/2037 (B)	$31,162	$32,904
3.869%, (12 month LIBOR +
1.625%), 04/01/2037 (B)	35,043	36,684
3.904%, (12 month LIBOR +
1.733%), 10/01/2036 (B)	36,673	38,647
3.942%, (12 month LIBOR +
1.727%), 06/01/2037 (B)	71,643	75,426
3.984%, (12 month LIBOR +
2.155%), 02/01/2037 (B)	13,407	13,874
4.000%, 08/01/2040 to 02/01/2041	6,610,616	6,802,135
4.050%, (12 month LIBOR +
2.076%), 02/01/2038 (B)	38,267	40,259
4.077%, (12 month LIBOR +
1.625%), 06/01/2038 (B)	15,552	16,241
4.182%, (12 month LIBOR +
1.775%), 05/01/2037 (B)	11,281	11,839
4.500%, 11/01/2018 to 10/01/2039	4,371,323	4,595,271
5.000%, 10/01/2018 to 08/01/2040	1,841,712	1,967,779
5.500%, 11/01/2018 to 12/01/2039	107,263	116,643
6.000%, 07/01/2021 to 08/01/2038	332,568	366,772
6.500%, 12/01/2023 to 03/01/2037	97,929	109,000
7.000%, 02/01/2024 to 06/01/2032	1,668	1,877
7.500%, 05/01/2024 to 06/01/2024	172	188
Federal National Mortgage Association
2.405%, (COFI + 1.250%),
07/01/2027 (B)	98	98
2.500%, TBA (C)	3,395,000	3,300,015
2.500%, 07/01/2030 to 03/01/2043	4,647,648	4,467,396
3.000%, TBA (C)	3,305,000	3,200,598
3.000%, 01/01/2027 to 01/01/2047	46,649,533	45,530,587
3.090%, (12 month LIBOR +
1.340%), 12/01/2035 (B)	4,060	4,204
3.342%, (12 month LIBOR +
1.587%), 12/01/2035 (B)	2,803	2,944
3.366%, (12 month LIBOR +
1.635%), 09/01/2035 (B)	38,974	41,084
3.368%, (12 month LIBOR +
1.573%), 07/01/2035 (B)	7,327	7,707
3.388%, (6 month LIBOR + 1.364%),
10/01/2033 (B)	14,076	14,594
3.500%, 11/01/2032 to 08/01/2056	48,968,603	49,031,895
3.561%, (12 month LIBOR +
1.655%), 08/01/2037 (B)	12,253	12,914
3.603%, (12 month LIBOR +
1.853%), 08/01/2038 (B)	9,012	9,544
3.642%, (12 month LIBOR +
1.892%), 12/01/2035 (B)	5,762	6,044
3.645%, (12 month LIBOR +
1.770%), 12/01/2035 (B)	858	905
3.653%, (12 month LIBOR +
1.814%), 08/01/2036 (B)	33,976	35,786
3.670%, (12 month LIBOR +
1.594%), 07/01/2036 (B)	63,679	66,886
4.000%, 11/01/2040 to 03/01/2047	31,209,551	32,007,345
4.033%, (12 month LIBOR +
1.788%), 05/01/2038 (B)	20,338	21,326
4.125%, (12 month LIBOR +
1.750%), 09/01/2036 (B)	123	129
4.181%, (12 month LIBOR +
1.830%), 04/01/2038 (B)	19,786	20,704

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
4.199%, (12 month LIBOR +
1.852%), 05/01/2038 (B)		$12,653	$13,329
4.215%, (12 month LIBOR +
1.690%), 05/01/2038 (B)		65,753	68,893
4.500%, TBA (C)		3,225,000	3,357,830
4.500%, 05/01/2019 to 09/01/2042		6,222,658	6,534,321
5.000%, 11/01/2018 to 06/01/2040		6,869,515	7,337,482
5.500%, 10/01/2018 to 09/01/2041		3,047,056	3,305,688
5.683%, (COFI + 1.250%),
01/01/2019 (B)		14	14
6.000%, 01/01/2021 to 09/01/2038		4,216,825	4,669,729
6.500%, 07/01/2032 to 06/01/2039		321,614	362,255
7.000%, 12/01/2029 to 04/01/2037		14,774	16,808
Government National
Mortgage Association
2.500%, 11/20/2042 to 03/20/2043		2,422,944	2,317,427
3.000%, 10/15/2042 to 02/20/2047		8,566,411	8,403,407
3.500%, 09/15/2041 to 02/20/2048		8,559,848	8,633,673
4.000%, 02/15/2041 to 05/20/2048		9,022,259	9,286,345
4.500%, TBA (C)		7,170,000	7,451,504
4.500%, 01/15/2019 to 08/20/2047		12,149,310	12,706,683
5.000%, TBA (C)		7,085,000	7,436,334
5.000%, 01/15/2019 to 01/20/2048		10,470,187	11,055,414
5.500%, 02/15/2029 to 06/20/2044		2,834,754	3,078,039
6.000%, 08/20/2018 to 04/20/2039		855,767	941,294
6.500%, 05/15/2024 to 09/15/2038		758,280	850,492
7.000%, 12/20/2023 to 12/15/2034		400,109	450,469
9.250%, 11/15/2019 to 12/15/2019		369	383
9.750%, 02/15/2021		910	974
10.250%, 11/15/2020		523	559
			259,727,986
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $470,621,843)			$463,760,995

FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Argentina – 0.1%
Republic of Argentina
5.875%, 01/11/2028		1,340,000	1,088,750
Bermuda – 0.1%
Government of Bermuda
4.138%, 01/03/2023 (D)		1,410,000	1,421,139
4.854%, 02/06/2024 (D)		515,000	529,837
			1,950,976
Brazil – 0.2%
Federative Republic of Brazil
2.625%, 01/05/2023		950,000	864,500
4.250%, 01/07/2025		2,215,000	2,093,175
			2,957,675
Hungary – 0.1%
Republic of Hungary
3.000%, 10/27/2027	HUF	348,620,000	1,176,340
Indonesia – 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.350%, 09/10/2024		$705,000	703,238
Mexico – 0.4%
Government of Mexico
3.750%, 01/11/2028 (E)		2,095,000	1,980,823
4.125%, 01/21/2026		3,320,000	3,293,440
			5,274,263

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru – 0.2%
Republic of Peru
6.150%, 08/12/2032 (D)	PEN	10,590,000	$3,300,362
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$17,265,207)			$16,451,604

CORPORATE BONDS – 34.8%
Consumer discretionary – 3.6%
Altice Finco SA
7.625%, 02/15/2025 (D)		$675,000	602,438
Altice Luxembourg SA
7.625%, 02/15/2025 (D)		2,175,000	2,001,000
Amazon.com, Inc.
3.875%, 08/22/2037		2,820,000	2,750,738
4.050%, 08/22/2047		3,210,000	3,139,087
Booking Holdings, Inc.
3.600%, 06/01/2026		1,500,000	1,459,163
3.650%, 03/15/2025		3,935,000	3,847,376
Charter Communications Operating LLC
4.908%, 07/23/2025		3,485,000	3,518,433
Charter Communications Operating LLC
(3 month LIBOR + 1.650%) 3.042%,
02/01/2024 (B)		270,000	270,591
Comcast Corp.
3.150%, 03/01/2026		695,000	652,411
3.200%, 07/15/2036		200,000	166,277
3.300%, 02/01/2027		3,900,000	3,667,969
3.375%, 08/15/2025		45,000	43,152
3.900%, 03/01/2038		485,000	441,523
CSC Holdings LLC
10.875%, 10/15/2025 (D)		504,000	581,011
Dollar Tree, Inc.
3.700%, 05/15/2023		545,000	539,926
Expedia Group, Inc.
5.000%, 02/15/2026		3,520,000	3,584,346
General Motors Company (3 month
LIBOR + 0.800%) 3.163%,
08/07/2020 (B)		1,415,000	1,419,716
INVISTA Finance LLC
4.250%, 10/15/2019 (D)		885,000	885,443
Omnicom Group, Inc.
3.600%, 04/15/2026		2,000,000	1,913,149
3.650%, 11/01/2024		2,815,000	2,732,987
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		3,970,000	4,100,032
QVC, Inc.
4.375%, 03/15/2023		2,300,000	2,271,873
5.125%, 07/02/2022		975,000	998,497
Tesla, Inc.
5.300%, 08/15/2025 (D)		1,405,000	1,250,450
The Interpublic Group of
Companies, Inc.
3.750%, 02/15/2023		350,000	346,612
4.000%, 03/15/2022		1,170,000	1,179,048
4.200%, 04/15/2024		721,000	724,978
Time Warner Cable LLC
6.550%, 05/01/2037		950,000	1,007,246
6.750%, 06/15/2039		1,740,000	1,853,885
			47,949,357
Consumer staples – 0.8%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026		2,330,000	2,281,741
B&G Foods, Inc.
5.250%, 04/01/2025 (E)		310,000	292,175
Bunge, Ltd. Finance Corp.
3.750%, 09/25/2027		1,745,000	1,646,144

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Cargill, Inc.
3.250%, 03/01/2023 (D)	$295,000	$292,881
Cencosud SA
4.375%, 07/17/2027	2,000,000	1,835,989
Kraft Heinz Foods Company
4.375%, 06/01/2046	955,000	825,529
Maple Escrow Subsidiary, Inc.
4.057%, 05/25/2023 (D)	615,000	617,297
Post Holdings, Inc.
5.625%, 01/15/2028 (D)	505,000	473,438
Reynolds American, Inc.
4.450%, 06/12/2025	1,830,000	1,839,160
		10,104,354
Energy – 3.4%
APT Pipelines, Ltd.
3.875%, 10/11/2022 (D)	1,125,000	1,125,454
4.250%, 07/15/2027 (D)	1,450,000	1,420,763
Boardwalk Pipelines LP
4.450%, 07/15/2027	300,000	291,198
4.950%, 12/15/2024	1,925,000	1,958,959
5.950%, 06/01/2026	1,945,000	2,085,066
Cenovus Energy, Inc.
4.250%, 04/15/2027	350,000	336,996
Concho Resources, Inc.
3.750%, 10/01/2027	675,000	648,364
DCP Midstream Operating LP
6.750%, 09/15/2037 (D)	615,000	651,900
Enbridge Energy Partners LP
7.375%, 10/15/2045	905,000	1,150,658
Enbridge, Inc. (6.000% to 1-15-27, then
3 month LIBOR + 3.890%)
01/15/2077	1,710,000	1,607,400
Hess Corp.
4.300%, 04/01/2027 (E)	3,115,000	3,011,629
5.800%, 04/01/2047	1,005,000	1,039,511
KazMunayGas National Company JSC
4.750%, 04/19/2027	2,000,000	1,947,154
Pertamina Persero PT
6.450%, 05/30/2044 (D)	1,055,000	1,100,783
Petroleos Mexicanos
4.875%, 01/24/2022	1,725,000	1,740,180
5.375%, 03/13/2022	415,000	425,583
5.500%, 01/21/2021	1,575,000	1,621,447
6.375%, 02/04/2021	2,235,000	2,352,338
Plains All American Pipeline LP
2.850%, 01/31/2023	330,000	310,573
3.850%, 10/15/2023	1,495,000	1,456,532
4.650%, 10/15/2025	2,289,000	2,280,356
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	745,000	716,155
5.000%, 03/15/2027	3,270,000	3,321,818
5.750%, 05/15/2024	750,000	800,804
5.875%, 06/30/2026	1,135,000	1,216,910
Seven Generations Energy, Ltd.
5.375%, 09/30/2025 (D)	690,000	663,263
Transcanada Trust (5.300% to 3-15-27,
then 3 month LIBOR + 3.208%)
03/15/2077	1,840,000	1,739,748
Transcontinental Gas Pipe Line
Company LLC
4.000%, 03/15/2028 (D)	495,000	480,879
4.600%, 03/15/2048 (D)	685,000	658,283
Western Gas Partners LP
4.000%, 07/01/2022	2,535,000	2,504,605

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP
4.850%, 03/01/2048	$1,490,000	$1,418,425
Woodside Finance, Ltd.
3.650%, 03/05/2025 (D)	595,000	579,679
3.700%, 09/15/2026 to 03/15/2028 (D)	2,853,000	2,713,505
		45,376,918
Financials – 11.0%
Aflac, Inc.
3.625%, 11/15/2024	985,000	975,165
AXA Equitable Holdings, Inc.
3.900%, 04/20/2023 (D)	300,000	297,538
Banco Santander SA
3.500%, 04/11/2022	1,600,000	1,560,278
3.800%, 02/23/2028	2,200,000	2,008,646
Bank of America Corp.
3.248%, 10/21/2027	4,435,000	4,131,652
3.300%, 01/11/2023	13,955,000	13,745,883
Bank of America Corp. (3.824% to
1-20-27, then 3 month LIBOR +
1.575%) 01/20/2028	4,705,000	4,587,814
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 04/24/2038	995,000	965,407
BBVA Bancomer SA
4.375%, 04/10/2024 (D)	2,975,000	2,964,588
BNP Paribas SA
3.800%, 01/10/2024 (D)	1,860,000	1,817,486
BPCE SA
3.000%, 05/22/2022 (D)	2,940,000	2,840,640
Capital One Bank USA NA
3.375%, 02/15/2023	4,218,000	4,107,260
Capital One Financial Corp.
3.800%, 01/31/2028	1,395,000	1,316,278
4.250%, 04/30/2025	1,155,000	1,150,774
Citigroup, Inc.
3.200%, 10/21/2026	4,840,000	4,503,415
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023	2,785,000	2,684,751
Citigroup, Inc. (3.887% to 1-10-27, then
3 month LIBOR + 1.563%)
01/10/2028	2,345,000	2,271,378
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	2,801,459
Credit Agricole SA
3.250%, 10/04/2024 (D)	2,410,000	2,268,509
Discover Financial Services
3.750%, 03/04/2025	3,385,000	3,231,217
4.100%, 02/09/2027	2,515,000	2,411,481
First Abu Dhabi Bank PJSC (5.250% to
6-17-20, then 5 Year U.S. Swap Rate
+ 3.350%) 06/17/2020 (F)	2,000,000	1,990,000
HSBC Holdings PLC
2.650%, 01/05/2022	1,160,000	1,122,863
2.950%, 05/25/2021	1,735,000	1,710,930
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (F)	2,425,000	2,379,531
ING Bank NV
5.800%, 09/25/2023 (D)	3,395,000	3,596,205
JPMorgan Chase & Co.
2.950%, 10/01/2026	2,650,000	2,460,681
3.200%, 06/15/2026	790,000	746,755
3.300%, 04/01/2026	1,010,000	965,508
3.900%, 07/15/2025	610,000	607,525

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3 month
LIBOR + 1.230%) 3.589%,
10/24/2023 (B)	$6,895,000	$7,019,278
JPMorgan Chase & Co. (3.540% to
5-1-27, then 3 month LIBOR +
1.380%) 05/01/2028	2,405,000	2,301,665
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 07/24/2038	705,000	651,887
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (D)	3,530,000	3,536,390
Lincoln National Corp.
4.350%, 03/01/2048	465,000	428,810
Marsh & McLennan Companies, Inc.
4.350%, 01/30/2047	530,000	526,758
Mizuho Financial Group, Inc.
3.549%, 03/05/2023	600,000	595,460
Morgan Stanley
3.125%, 07/27/2026	975,000	906,651
3.625%, 01/20/2027	2,940,000	2,828,491
3.700%, 10/23/2024	615,000	606,896
3.750%, 02/25/2023	8,280,000	8,286,693
4.875%, 11/01/2022	3,850,000	3,992,074
Morgan Stanley (3.971% to 7-22-37,
then 3 month LIBOR + 1.455%)
07/22/2038	1,545,000	1,430,598
Principal Financial Group, Inc. (4.700%
to 5-15-20, then 3 month LIBOR +
3.044%) 05/15/2055	2,290,000	2,295,725
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,472,436
6.450%, 11/15/2019	705,000	735,634
The Goldman Sachs Group, Inc.
3.000%, 04/26/2022	4,315,000	4,218,046
3.500%, 11/16/2026	2,360,000	2,222,830
5.750%, 01/24/2022	3,655,000	3,909,942
The Goldman Sachs Group, Inc. (3.691%
to 6-5-27, then 3 month LIBOR +
1.510%) 06/05/2028	2,715,000	2,572,808
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,927,000	1,871,653
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%) 05/15/2023	885,000	857,307
Thomson Reuters Corp.
3.350%, 05/15/2026	690,000	638,131
Trinity Acquisition PLC
3.500%, 09/15/2021	505,000	500,830
UBS Group Funding Switzerland AG
4.125%, 09/24/2025 (D)	3,290,000	3,265,995
UniCredit SpA
3.750%, 04/12/2022 (D)	1,075,000	1,025,703
4.625%, 04/12/2027 (D)	4,195,000	3,898,582
Unum Group
5.625%, 09/15/2020	1,040,000	1,087,201
Wells Fargo & Company (3 month
LIBOR + 1.110%) 3.469%,
01/24/2023 (B)	960,000	974,504
Willis North America, Inc.
3.600%, 05/15/2024	2,215,000	2,139,710
		147,020,305
Health care – 3.0%
AbbVie, Inc.
3.600%, 05/14/2025	1,095,000	1,060,197

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Anthem, Inc.
3.500%, 08/15/2024	$3,250,000	$3,165,935
3.650%, 12/01/2027	840,000	795,410
4.650%, 01/15/2043	980,000	947,099
Bayer US Finance II LLC
3.875%, 12/15/2023 (D)	1,660,000	1,659,448
Becton, Dickinson and Company
3.363%, 06/06/2024	1,890,000	1,814,765
3.700%, 06/06/2027	3,265,000	3,087,033
3.734%, 12/15/2024	970,000	946,974
4.669%, 06/06/2047	2,225,000	2,148,557
Celgene Corp.
3.625%, 05/15/2024	3,880,000	3,783,825
3.875%, 08/15/2025	1,115,000	1,083,179
4.350%, 11/15/2047	1,375,000	1,213,970
Cigna Corp.
3.050%, 10/15/2027	530,000	477,845
CVS Health Corp.
3.700%, 03/09/2023	7,670,000	7,591,919
Express Scripts Holding Company
4.500%, 02/25/2026	1,604,000	1,591,816
Humana, Inc.
3.850%, 10/01/2024	1,040,000	1,037,663
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,476,211
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,495,551
Shire Acquisitions Investments Ireland
DAC
3.200%, 09/23/2026	2,085,000	1,909,991
Tenet Healthcare Corp.
7.500%, 01/01/2022 (D)	15,000	15,600
Teva Pharmaceutical Finance
Netherlands III BV
6.750%, 03/01/2028	1,365,000	1,390,763
		39,693,751
Industrials – 2.1%
Air Lease Corp.
2.750%, 01/15/2023	1,340,000	1,275,975
3.625%, 12/01/2027	765,000	698,088
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	2,864,484	2,849,016
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 04/01/2024	212,738	212,483
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	418,960	407,229
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	426,940	413,619
American Airlines 2016-2 Class A Pass
Through Trust
3.650%, 12/15/2029	674,904	655,062
American Airlines 2017-1 Class B Pass
Through Trust
4.950%, 08/15/2026	859,050	868,156
American Airlines 2017-2 Class AA Pass
Through Trust
3.350%, 04/15/2031	695,000	665,463
CCCI Treasure, Ltd. (3.500% to 4-21-20,
then 5 Year CMT + 7.192%)
04/21/2020 (F)	710,000	694,013

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 07/12/2022	$605,798	$618,641
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	866,992	874,015
CRCC Yupeng, Ltd. (3.950% to 8-1-19,
then 5 Year CMT + 7.251%)
08/01/2019 (F)	1,800,000	1,792,777
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 11/23/2020	318,091	320,477
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	260,810	264,226
Delta Air Lines, Inc.
2.875%, 03/13/2020	2,110,000	2,096,031
3.625%, 03/15/2022	2,450,000	2,421,713
4.375%, 04/19/2028	975,000	939,670
Heathrow Funding, Ltd.
4.875%, 07/15/2023 (D)	2,585,000	2,701,912
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	3,292,491	3,284,260
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	2,002,090	2,032,121
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	2,182,685	2,169,152
		28,254,099
Information technology – 3.7%
Activision Blizzard, Inc.
4.500%, 06/15/2047	2,780,000	2,675,725
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027	3,895,000	3,628,714
4.000%, 12/06/2037	285,000	264,661
Apple, Inc.
3.000%, 02/09/2024	8,230,000	8,057,559
3.200%, 05/11/2027	4,980,000	4,803,695
4.250%, 02/09/2047	425,000	430,689
Avnet, Inc.
4.625%, 04/15/2026	840,000	827,464
4.875%, 12/01/2022	1,535,000	1,573,782
Baidu, Inc.
2.875%, 07/06/2022	1,095,000	1,054,582
Broadcom Corp.
3.000%, 01/15/2022	2,070,000	2,012,895
3.125%, 01/15/2025	1,510,000	1,400,516
3.625%, 01/15/2024	4,570,000	4,422,115
3.875%, 01/15/2027	80,000	75,641
Keysight Technologies, Inc.
4.550%, 10/30/2024	3,085,000	3,120,883
4.600%, 04/06/2027	280,000	281,140
Microchip Technology, Inc.
3.922%, 06/01/2021 (D)	310,000	310,491
Microsoft Corp.
4.100%, 02/06/2037	9,105,000	9,479,980
Oracle Corp.
3.800%, 11/15/2037	1,345,000	1,271,364
Veritas US, Inc.
7.500%, 02/01/2023 (D)	400,000	375,000
Visa, Inc.
4.300%, 12/14/2045	2,475,000	2,575,784
		48,642,680

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials – 1.2%
Arconic, Inc.
5.870%, 02/23/2022	$1,210,000	$1,262,635
6.150%, 08/15/2020	2,457,000	2,555,280
Boral Finance Pty, Ltd.
3.000%, 11/01/2022 (D)	190,000	182,999
3.750%, 05/01/2028 (D)	2,615,000	2,489,182
Celulosa Arauco y Constitucion SA
3.875%, 11/02/2027	965,000	895,038
5.500%, 11/02/2047 (E)	265,000	257,848
CNAC HK Finbridge Company, Ltd.
4.625%, 03/14/2023	1,300,000	1,297,659
Corp. Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	585,000	557,230
CVR Partners LP
9.250%, 06/15/2023 (D)	650,000	669,500
Equate Petrochemical BV
4.250%, 11/03/2026	2,000,000	1,936,972
Freeport-McMoRan, Inc.
5.400%, 11/14/2034	805,000	730,538
Martin Marietta Materials, Inc.
4.250%, 07/02/2024 to 12/15/2047	2,135,000	1,988,671
Vulcan Materials Company
4.500%, 06/15/2047	1,920,000	1,741,781
		16,565,333
Real estate – 2.4%
Alexandria Real Estate Equities, Inc.
3.450%, 04/30/2025	1,600,000	1,530,598
3.950%, 01/15/2028	2,055,000	1,973,300
4.000%, 01/15/2024	365,000	366,873
American Campus Communities
Operating Partnership LP
3.625%, 11/15/2027	725,000	678,895
Boston Properties LP
2.750%, 10/01/2026	2,435,000	2,194,591
3.650%, 02/01/2026	1,090,000	1,050,961
Brixmor Operating Partnership LP
3.850%, 02/01/2025	680,000	655,667
3.900%, 03/15/2027	2,515,000	2,376,585
4.125%, 06/15/2026	4,385,000	4,242,846
Crown Castle International Corp.
4.450%, 02/15/2026	3,450,000	3,426,495
4.750%, 05/15/2047	1,520,000	1,431,729
Crown Castle Towers LLC
3.222%, 05/15/2042 (D)	205,000	201,136
3.663%, 05/15/2025 (D)	2,200,000	2,154,702
Highwoods Realty LP
4.125%, 03/15/2028	325,000	319,031
MPT Operating Partnership LP
5.000%, 10/15/2027	2,855,000	2,726,525
5.250%, 08/01/2026	30,000	29,400
Regency Centers LP
3.600%, 02/01/2027	840,000	797,912
4.125%, 03/15/2028	460,000	454,540
VEREIT Operating Partnership LP
3.950%, 08/15/2027	1,159,000	1,080,675
4.600%, 02/06/2024	1,715,000	1,715,017
4.875%, 06/01/2026	3,075,000	3,064,601
		32,472,079
Telecommunication services – 1.3%
Deutsche Telekom International Finance
BV
4.375%, 06/21/2028 (D)	2,735,000	2,712,271
GTP Acquisition Partners I LLC
2.350%, 06/15/2020 (D)	2,870,000	2,816,120

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication
services (continued)
SBA Tower Trust
2.898%, 10/11/2044 (D)	$1,650,000	$1,639,580
3.168%, 04/09/2047 (D)	2,105,000	2,059,266
3.448%, 03/15/2023 (D)	755,000	749,792
3.869%, 10/15/2049 (D)	2,895,000	2,923,601
Verizon Communications, Inc.
3.376%, 02/15/2025	1,415,000	1,359,035
Vodafone Group PLC
4.125%, 05/30/2025	640,000	636,671
5.000%, 05/30/2038	1,985,000	1,959,905
		16,856,241
Utilities – 2.3%
Enel Americas SA
4.000%, 10/25/2026	2,000,000	1,900,200
Enel Finance International NV
3.625%, 05/25/2027 (D)	3,475,000	3,177,449
4.750%, 05/25/2047 (D)	2,060,000	1,946,291
FirstEnergy Corp.
3.900%, 07/15/2027	3,580,000	3,471,683
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (D)	3,065,000	3,087,659
NiSource, Inc.
4.375%, 05/15/2047	1,905,000	1,848,642
NRG Energy, Inc.
7.250%, 05/15/2026	435,000	463,275
Perusahaan Gas Negara Persero Tbk
5.125%, 05/16/2024	1,900,000	1,924,379
Perusahaan Listrik Negara PT
5.450%, 05/21/2028 (D)	2,000,000	2,030,795
Sempra Energy
3.250%, 06/15/2027	1,912,000	1,780,812
3.400%, 02/01/2028	1,035,000	970,617
3.800%, 02/01/2038	930,000	843,805
4.000%, 02/01/2048	3,315,000	2,976,862
State Grid Overseas Investment
2016, Ltd.
2.750%, 05/04/2022 (D)	3,440,000	3,340,103
3.750%, 05/02/2023 (D)	885,000	884,726
		30,647,298
TOTAL CORPORATE BONDS (Cost
$473,839,493)		$463,582,415

CONVERTIBLE BONDS – 0.1%
Consumer discretionary – 0.1%
Ctrip.com International, Ltd.
1.250%, 09/15/2022 (E)	1,350,000	1,385,465
TOTAL CONVERTIBLE BONDS (Cost
$1,398,240)		$1,385,465

MUNICIPAL BONDS – 1.4%
Chicago O’Hare International Airport
(Illinois)
6.395%, 01/01/2040	1,925,000	2,548,354
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037	1,575,000	1,616,627
District of Columbia
5.591%, 12/01/2034	375,000	447,656
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,760,000	1,764,963
Florida State Board of Administration
Finance Corp.
2.163%, 07/01/2019	1,180,000	1,172,696

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
JobsOhio Beverage System
4.532%, 01/01/2035	$1,400,000	$1,513,106
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	1,230,000	1,725,752
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,374,404
New York City Municipal Water Finance
Authority
5.952%, 06/15/2042	840,000	1,092,689
North Carolina Eastern Municipal Power
Agency
2.003%, 07/01/2018	60,000	60,000
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	2,225,000	2,363,106
South Carolina State Public Service
Authority
4.322%, 12/01/2027	1,705,000	1,707,268
State of Oregon
5.892%, 06/01/2027	60,000	69,998
University of California
4.131%, 05/15/2045	495,000	503,380
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	515,000	595,891
TOTAL MUNICIPAL BONDS (Cost $16,467,826)		$18,555,890

TERM LOANS (G) – 2.9%
Consumer discretionary – 0.7%
Altice Financing SA (3 month LIBOR +
2.750%) 5.098%, 07/15/2025	1,386,000	1,362,674
Altice US Finance I Corp. (1 month
LIBOR + 2.250%) 4.344%,
07/28/2025	1,398,736	1,387,378
American Axle & Manufacturing, Inc. (1
month LIBOR + 2.250%) 4.350%,
04/06/2024	684,575	680,865
Caesars Resort Collection LLC (1 month
LIBOR + 2.750%) 4.844%,
12/22/2024	686,550	683,866
CSC Holdings LLC (1 month LIBOR +
2.250%) 4.323%, 07/17/2025	1,374,757	1,364,446
Delta 2 Lux Sarl (1 month LIBOR +
2.500%) 4.594%, 02/01/2024	685,000	675,157
Scientific Games International, Inc. (1
and 2 month LIBOR + 2.750%)
4.906%, 08/14/2024	1,763,836	1,750,607
WideOpenWest Finance LLC (1 month
LIBOR + 3.250%) 5.335%,
08/18/2023	694,750	661,749
		8,566,742
Consumer staples – 0.1%
Reynolds Group Holdings, Inc. (1 month
LIBOR + 2.750%) 4.844%,
02/05/2023	962,670	959,859
Financials – 0.3%
Asurion LLC
11/03/2023 TBD (H)	1,120,000	1,114,400
Asurion LLC (1 month LIBOR +
2.750%)
4.844%, 08/04/2022 to 11/03/2023	2,432,947	2,426,865
Asurion LLC (1 month LIBOR +
6.000%) 8.094%, 08/04/2025	835,000	846,481
		4,387,746

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) (continued)
Health care – 0.4%
Amneal Pharmaceuticals LLC (3 month
LIBOR + 3.500%) 5.625%,
05/04/2025	$549,873	$548,328
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%) 4.844%,
03/01/2024	2,063,875	2,055,805
MPH Acquisition Holdings LLC (3
month LIBOR + 2.750%) 5.084%,
06/07/2023	1,163,520	1,156,062
PAREXEL International Corp. (1 month
LIBOR + 2.750%) 4.844%,
09/27/2024	436,700	433,971
PharMerica Corp. (1 month LIBOR +
3.500%) 5.546%, 12/06/2024	693,263	691,744
Valeant Pharmaceuticals
International, Inc. (1 month LIBOR +
3.000%) 4.982%, 06/01/2025	663,512	660,818
WW Medical & Healthcare Holdings
Corp. (1 month LIBOR + 3.750%)
5.844%, 01/23/2025	189,525	189,881
		5,736,609
Industrials – 0.3%
Brand Industrial Services, Inc. (3 month
LIBOR + 4.250%) 6.611%,
06/21/2024	691,508	692,026
CHI Doors Holdings Corp. (1 month
LIBOR + 3.250%) 5.344%,
07/29/2022	1,368,331	1,371,178
Columbus McKinnon Corp. (3 month
LIBOR + 2.500%) 4.834%,
01/31/2024	180,678	179,323
StandardAero Aviation Holdings, Inc. (1
month LIBOR + 3.750%) 5.840%,
07/07/2022	649,987	650,260
Trans Union LLC
06/08/2025 TBD (H)	465,000	463,256
Wrangler Buyer Corp. (1 month LIBOR
+ 2.750%) 4.844%, 09/27/2024	657,635	655,662
		4,011,705
Information technology – 0.7%
Ancestry.com Operations, Inc. (1 month
LIBOR + 3.250%) 5.350%,
10/19/2023	872,098	870,136
First Data Corp. (1 month LIBOR +
2.000%) 4.091%, 04/26/2024	1,236,040	1,227,870
Hyland Software, Inc. (1 month LIBOR
+ 3.250%) 5.344%, 07/01/2022	386,090	386,492
Kronos, Inc. (3 month LIBOR +
3.000%) 5.358%, 11/01/2023	2,550,432	2,543,596
MH Sub I LLC (1 month LIBOR +
3.750%) 5.835%, 09/13/2024	625,275	624,668
SS&C European Holdings Sarl (1 month
LIBOR + 2.500%) 4.594%,
04/16/2025	321,716	321,536
SS&C Technologies, Inc. (1 month
LIBOR + 2.500%) 4.594%,
04/16/2025	850,397	849,921
Uber Technologies, Inc. (1 month
LIBOR + 4.000%) 6.001%,
04/04/2025	2,478,500	2,483,655
		9,307,874
Materials – 0.2%
BWAY Corp. (3 month LIBOR +
3.250%) 5.587%, 04/03/2024	530,261	527,032

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) (continued)
Materials (continued)
Encapsys LLC (1 month LIBOR +
3.250%) 5.344%, 11/07/2024	$428,925	$428,925
HB Fuller Company (1 month LIBOR +
2.000%) 4.084%, 10/20/2024	692,359	686,301
Kloeckner Pentaplast of America, Inc. (1
month LIBOR + 4.250%) 6.344%,
06/30/2022	699,713	668,554
		2,310,812
Telecommunication services – 0.1%
CenturyLink, Inc. (1 month LIBOR +
2.750%) 4.844%, 01/31/2025	701,475	686,569
Cyxtera DC Holdings, Inc. (3 month
LIBOR + 3.000%) 5.360%,
05/01/2024	217,800	217,364
Intelsat Jackson Holdings SA (1 month
LIBOR + 3.750%) 5.853%,
11/27/2023	698,377	696,079
		1,600,012
Utilities – 0.1%
Exgen Renewables IV LLC (3 month
LIBOR + 3.000%) 5.310%,
11/28/2024	495,253	496,491
Vistra Operations Company LLC (1
month LIBOR + 2.000%) 4.094%,
08/04/2023	1,186,013	1,176,750
		1,673,241
TOTAL TERM LOANS (Cost $38,815,356)		$38,554,600

COLLATERALIZED MORTGAGE
OBLIGATIONS – 11.0%
Commercial and residential – 8.4%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, 02/10/2036 (D)	705,000	698,109
280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month
LIBOR + 0.880%),
2.953%, 09/15/2034 (B)(D)	2,130,000	2,129,667
Series 2015-280P, Class B (1 month
LIBOR + 1.080%),
3.153%, 09/15/2034 (B)(D)	850,000	849,341
Ashford Hospitality Trust
Series 2018-ASHF, Class A (1 month
LIBOR + 0.900%),
2.973%, 04/15/2035 (B)(D)	832,678	831,677
Series 2018-ASHF, Class C (1 month
LIBOR + 1.400%),
3.473%, 04/15/2035 (B)(D)	460,000	459,755
Series 2018-ASHF,Class B (1 month
LIBOR + 1.250%),
3.323%, 04/15/2035 (B)(D)	985,000	983,542
Series 2018-KEYS, Class A (1 month
LIBOR + 1.000%),
3.050%, 05/15/2035 (B)(D)	2,000,000	2,000,023
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A (1 month
LIBOR + 0.930%),
3.003%, 12/15/2036 (B)(D)	2,275,000	2,272,134
Series 2017-ATRM, Class B (1 month
LIBOR + 1.500%),
3.573%, 12/15/2036 (B)(D)	795,000	793,999
Aventura Mall Trust
Series 2018-AVM, Class A
4.112%, 07/05/2040 (D)(I)	3,370,000	3,476,327

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
BANK
Series 2017-BNK5, Class A5,
3.390%, 06/15/2060	$675,000	$657,520
Series 2017-BNK5, Class D,
3.078%, 06/15/2060 (D)(I)	700,000	553,945
Series 2017-BNK8, Class A4,
3.488%, 11/15/2050	685,000	671,571
Series 2017-BNK8, Class B,
3.931%, 11/15/2050 (I)	830,000	818,962
BBCCRE Trust
Series 2015-GTP, Class C
4.700%, 08/10/2033 (B)(D)	1,255,000	1,268,076
BENCHMARK Mortgage Trust
Series 2018-B1, Class C
4.256%, 01/15/2051 (I)	135,000	132,651
BX Trust
Series 2017-IMC, Class D (1 month
LIBOR + 2.250%)
4.323%, 10/15/2032 (B)(D)	1,050,000	1,051,633
CD Mortgage Trust
Series 2016-CD2, Class D,
2.914%, 11/10/2049 (I)	630,000	489,454
Series 2017-CD6, Class A5,
3.456%, 11/13/2050	675,000	659,400
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS,
3.571%, 02/10/2048	430,000	424,659
Series 2015-GC33, Class AS,
4.114%, 09/10/2058	350,000	355,076
Series 2016-P3, Class A3,
3.063%, 04/15/2049	850,000	819,171
Series 2017-P7, Class AS,
3.915%, 04/14/2050	1,820,000	1,823,422
Series 2018-B2, Class A4,
4.009%, 03/10/2051	385,000	391,894
COLT Mortgage Loan Trust
Series 2018-1, Class A1,
2.930%, 02/25/2048 (D)(I)	825,018	821,215
Series 2018-1, Class A2,
2.981%, 02/25/2048 (D)(I)	237,444	236,307
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class AM,
3.938%, 11/10/2047	1,335,000	1,346,098
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	7,265,000	7,247,505
Series 2014-UBS4, Class C,
4.781%, 08/10/2047 (I)	500,000	493,466
Series 2014-UBS6, Class C,
4.613%, 12/10/2047 (I)	740,000	719,556
Series 2015-CR25, Class B,
4.696%, 08/10/2048 (I)	3,000,000	3,111,582
Series 2015-CR26, Class A4,
3.630%, 10/10/2048	3,380,000	3,364,542
Series 2015-CR26, Class AM,
4.085%, 10/10/2048 (I)	1,340,000	1,351,154
Series 2015-LC21, Class B,
4.454%, 07/10/2048 (I)	1,630,000	1,626,087
Series 2015-LC23, Class AM,
4.158%, 10/10/2048 (I)	3,295,000	3,356,505
Series 2016-CR28, Class AHR,
3.651%, 02/10/2049	984,973	985,617

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche
Bank AG) (continued)
Series 2017-PANW, Class B,
3.528%, 10/10/2029 (D)(I)	$990,000	$963,604
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-TWC, Class A (1 month
LIBOR + 0.850%)
2.896%, 02/13/2032 (B)(D)	2,135,000	2,134,327
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2015-PC1, Class B
4.589%, 07/10/2050 (I)	825,000	835,259
Credit Suisse Commercial
Mortgage Trust
Series 2015-GLPB, Class A,
3.639%, 11/15/2034 (D)	1,335,000	1,348,920
Series 2015-GLPB, Class B,
3.938%, 11/15/2034 (D)(I)	1,490,000	1,500,149
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	2,040,000	2,047,039
Series 2016-C6, Class A5,
3.090%, 01/15/2049	695,000	666,473
Series 2016-C7, Class AS,
3.958%, 11/15/2049 (I)	975,000	977,867
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1,
2.577%, 10/25/2047 (D)(I)	570,459	566,934
Series 2018-1A, Class A1,
2.976%, 12/25/2057 (D)(I)	589,893	586,380
Series 2018-2A, Class A1,
3.479%, 04/25/2058 (D)(I)	2,414,393	2,414,363
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A
3.673%, 09/10/2035 (D)(I)	585,000	581,853
Galton Funding Mortgage Trust
Series 2018-1, Class A23
3.500%, 11/25/2057 (D)(I)	1,634,853	1,610,001
Great Wolf Trust
Series 2017, Class A (1 month LIBOR
+ 0.850%),
3.073%, 09/15/2034 (B)(D)	2,535,000	2,537,357
Series 2017, Class B (1 month LIBOR
+ 1.100%),
3.273%, 09/15/2034 (B)(D)	1,310,000	1,310,401
GS Mortgage Securities Trust
Series 2014-GC26, Class A5,
3.629%, 11/10/2047	665,000	667,173
Series 2015-GC34, Class AS,
3.911%, 10/10/2048	455,000	453,852
Series 2016-GS4, Class A3,
3.178%, 11/10/2049	3,480,000	3,353,564
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1
2.467%, 07/25/2044 (D)(I)	360,047	352,106
Hilton Orlando Trust
Series 2018-ORL, Class A (1 month
LIBOR + 0.770%)
2.843%, 12/15/2034 (B)(D)	1,440,000	1,438,186

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Hospitality Mortgage Trust
Series 2017-HIT, Class A (1 month
LIBOR + 0.850%)
2.880%, 05/08/2030 (B)(D)	$470,000	$470,020
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B (1 month
LIBOR + 1.050%)
3.123%, 01/15/2033 (B)(D)	305,000	304,614
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C24, Class A5,
3.639%, 11/15/2047	625,000	628,084
Series 2015-C30, Class A5,
3.822%, 07/15/2048	1,930,000	1,953,692
Series 2016-C4, Class AS,
3.385%, 12/15/2049	1,955,000	1,879,171
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C5, Class C
4.512%, 03/15/2050 (I)	975,000	969,484
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP3, Class B,
3.397%, 08/15/2049 (I)	660,000	625,931
Series 2016-NINE, Class B,
2.949%, 10/06/2038 (D)(I)	1,385,000	1,277,797
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class A2
6.319%, 04/15/2041 (I)	434	434
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C17, Class B,
4.464%, 08/15/2047 (I)	670,000	674,295
Series 2014-C18, Class 300B,
3.996%, 08/15/2031	2,285,000	2,277,640
Series 2015-C22, Class A4,
3.306%, 04/15/2048	690,000	676,733
Series 2015-C24, Class A4,
3.732%, 05/15/2048	745,000	748,657
Series 2015-C24, Class AS,
4.036%, 05/15/2048 (I)	270,000	272,246
Series 2015-C24, Class B,
4.496%, 05/15/2048 (I)	490,000	493,089
Series 2017-C34, Class C,
4.326%, 11/15/2052 (I)	660,000	635,183
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS,
4.165%, 05/15/2048 (I)	195,000	198,246
Series 2017-H1, Class A5,
3.530%, 06/15/2050	2,120,000	2,087,732
Series 2017-H1, Class C,
4.281%, 06/15/2050 (I)	760,000	741,112
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1
4.000%, 08/25/2056 (D)(I)	765,000	752,569
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.500%, 08/25/2047 (D)(I)	2,033,709	2,021,752
Series 2017-CH2, Class A19,
4.000%, 12/25/2047 (D)(I)	1,651,630	1,643,434
Series 2018-CH1, Class A2,
3.500%, 02/25/2048 (D)(I)	561,628	551,739

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Sequoia Mortgage Trust (continued)
Series 2018-CH2, Class A21,
4.000%, 06/25/2048 (D)(I)	$1,575,190	$1,580,294
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS
4.318%, 03/15/2051 (I)	1,130,000	1,155,021
Vendee Mortgage Trust
Series 1996-3, Class 4
9.793%, 03/15/2025 (I)	115	119
Verus Securitization Trust Verus
Series 2018-INV1, Class A1
3.583%, 03/25/2058 (D)(I)	822,461	823,282
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4,
3.637%, 06/15/2048	1,565,000	1,566,445
Series 2015-C31, Class A4,
3.695%, 11/15/2048	2,020,000	2,021,592
Series 2015-LC20, Class C,
4.056%, 04/15/2050 (I)	870,000	835,082
Series 2015-NSX2, Class C,
4.390%, 07/15/2058 (I)	300,000	288,055
Series 2015-NXS2, Class AS,
4.121%, 07/15/2058 (I)	370,000	374,063
Series 2016-C33, Class A3,
3.162%, 03/15/2059	850,000	822,934
Series 2016-C35, Class AS,
3.184%, 07/15/2048	2,165,000	2,061,777
Series 2016-LC24, Class AS,
3.367%, 10/15/2049	635,000	612,218
Series 2017-C38, Class A5,
3.453%, 07/15/2050	675,000	660,084
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class B
4.723%, 03/15/2047 (I)	351,000	362,125
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.526%, 11/10/2036 (D)	1,340,000	1,309,937
Series 2017-WWP, Class C,
3.715%, 11/10/2036 (D)(I)	245,000	235,370
		112,209,502
U.S. Government Agency – 2.6%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
1.132%, 08/01/2028	744	663
Series 2014-HQ2, Class M2 (1 month
LIBOR + 2.200%),
4.160%, 09/25/2024 (B)	1,127,926	1,162,152
Series 2015-DNA1, Class M2 (1
month LIBOR + 1.850%),
3.810%, 10/25/2027 (B)	2,329,969	2,373,567
Series 2015-DNA3, Class M2 (1
month LIBOR + 2.850%),
4.810%, 04/25/2028 (B)	899,784	932,662
Series 2015-HQ1, Class M2 (1 month
LIBOR + 2.200%),
4.291%, 03/25/2025 (B)	268,609	269,794
Series 2015-HQ2, Class M2 (1 month
LIBOR + 1.950%),
3.910%, 05/25/2025 (B)	1,230,993	1,263,272
Series 2016-DNA1, Class M2 (1
month LIBOR + 2.900%),
4.860%, 07/25/2028 (B)	814,794	835,830

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series 2016-DNA3, Class M2 (1
month LIBOR + 2.000%),
4.091%, 12/25/2028 (B)	$604,515	$613,183
Series 2016-HQA3, Class M3 (1
month LIBOR + 3.850%),
5.810%, 03/25/2029 (B)	669,000	746,142
Series 2017-DNA1, Class M2 (1
month LIBOR + 3.250%),
5.210%, 07/25/2029 (B)	390,000	420,292
Series 2017-DNA2, Class M2 (1
month LIBOR + 3.450%),
5.410%, 10/25/2029 (B)	700,000	765,270
Series 2017-DNA3, Class M1 (1
month LIBOR + 0.750%),
2.710%, 03/25/2030 (B)	428,034	429,092
Series 2017-HQ1, Class M1 (1 month
LIBOR + 3.550%),
5.510%, 08/25/2029 (B)	545,000	592,224
Series 2017-HQA2, Class M1 (1
month LIBOR + 0.800%),
2.760%, 12/25/2029 (B)	233,885	234,322
Series 2017-HQA2, Class M2 (1
month LIBOR + 2.650%),
4.610%, 12/25/2029 (B)	250,000	257,719
Series 2017-SC01, Class M1,
3.592%, 12/25/2046 (D)(I)	1,324,331	1,311,744
Series 2017-SC02, Class M1,
3.873%, 05/25/2047 (D)(I)	587,163	587,519
Series 2018-DNA1, Class M1 (1
month LIBOR + 0.450%),
2.410%, 07/25/2030 (B)	1,200,737	1,195,768
Series 2018-DNA2, Class M1 (1
month LIBOR + 0.800%),
2.857%, 12/25/2030 (B)(D)	4,355,000	4,354,993
Series 2018-SPI2, Class M2,
3.820%, 05/25/2048 (D)(I)	260,000	237,997
Series 4448, Class JA,
4.000%, 11/15/2036	121,045	123,312
Series K025, Class A1,
1.875%, 04/25/2022	1,684,908	1,651,148
Federal National Mortgage Association
Series 2016-C01, Class 2M1 (1 month
LIBOR + 2.100%),
4.060%, 08/25/2028 (B)	283,075	283,612
Series 2016-C05, Class 2M1 (1 month
LIBOR + 1.350%),
3.310%, 01/25/2029 (B)	484,851	486,872
Series 2017-C02, Class 2M1 (1 month
LIBOR + 1.150%),
3.110%, 09/25/2029 (B)	588,658	591,955
Series 2017-C02, Class 2M2 (1 month
LIBOR + 3.650%),
5.610%, 09/25/2029 (B)	1,765,000	1,924,352
Series 2017-C03, Class 1M2 (1 month
LIBOR + 3.000%),
4.960%, 10/25/2029 (B)	255,000	271,293
Series 2017-C04, Class 2M2 (1 month
LIBOR + 2.850%),
4.810%, 11/25/2029 (B)	595,000	619,321
Series 2017-C06, Class 2M2 (1 month
LIBOR + 2.800%),
4.760%, 02/25/2030 (B)	825,000	858,835

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2017-C07, Class 2M2 (1 month
LIBOR + 2.500%),
4.460%, 05/25/2030 (B)	$1,840,000	$1,876,432
Series 2018-44, Class PC,
4.000%, 06/25/2044	1,427,553	1,458,435
Series 2018-C02, Class 2M2 (1 month
LIBOR + 2.200%),
4.160%, 08/25/2030 (B)	820,000	817,014
Series 2018-C03, Class 1M2 (1 month
LIBOR + 2.150%),
4.110%, 10/25/2030 (B)	1,685,000	1,674,612
Series 319, Class 2 IO,
6.500%, 02/25/2032	2,286	511
Government National
Mortgage Association
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	115,355	5,758
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	1,346,240	76,305
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	207,746	12,086
Series 2012-94, Class BI IO,
4.000%, 05/20/2037	1,205,652	157,023
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	1,111,250	230,710
Series 2017-184, Class JH,
3.000%, 12/20/2047	871,796	861,440
Series 2018-8, Class DA,
3.000%, 11/20/2047	1,100,720	1,098,618
		33,663,849
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $147,308,267)		$145,873,351

ASSET BACKED SECURITIES – 12.7%
Allegro CLO III, Ltd.
Series 2015-3, Class A (3 month
LIBOR + 0.840%)
3.200%, 07/25/2027 (B)(D)	1,430,000	1,428,158
Ally Auto Receivables Trust
Series 2015-2, Class D
3.010%, 03/15/2022 (D)	195,000	195,209
Ally Master Owner Trust
Series 2018-1, Class A2
2.700%, 01/17/2023	4,170,000	4,128,988
American Express Credit Account
Master Trust
Series 2017-5, Class B (1 month
LIBOR + 0.580%)
2.653%, 02/18/2025 (B)	1,780,000	1,786,242
Series 2017-7, Class B
2.540%, 05/15/2025	320,000	311,159
AmeriCredit Automobile
Receivables Trust
Series 2013-5, Class D
2.860%, 12/09/2019	547,259	547,325
Series 2014-2, Class C
2.180%, 06/08/2020	595,756	595,418
Series 2016-1, Class A3
1.810%, 10/08/2020	174,678	174,409
Series 2016-1, Class C
2.890%, 01/10/2022	670,000	669,464

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile
Receivables Trust (continued)
Series 2016-2, Class C
2.870%, 11/08/2021	$325,000	$324,504
Series 2017-3, Class B
2.240%, 06/19/2023	285,000	280,064
Series 2017-3, Class C
2.690%, 06/19/2023	290,000	285,227
Series 2017-4, Class C
2.600%, 09/18/2023	535,000	525,371
ARI Fleet Lease Trust
Series 2017-A, Class A2
1.910%, 04/15/2026 (D)	430,060	427,630
Ascentium Equipment Receivables Trust
Series 2016-2A, Class A2
1.460%, 04/10/2019 (D)	30,773	30,750
Avis Budget Rental Car Funding
AESOP LLC
Series 2013-1A, Class B
2.620%, 09/20/2019 (D)	280,000	279,882
Series 2013-2A, Class A
2.970%, 02/20/2020 (D)	500,000	500,305
Series 2014-1A, Class A
2.460%, 07/20/2020 (D)	5,450,000	5,425,766
Series 2014-2A, Class A
2.500%, 02/20/2021 (D)	865,000	857,505
Series 2016-2A, Class A
2.720%, 11/20/2022 (D)	1,155,000	1,127,413
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.200%, 12/15/2022	390,000	385,186
Barings CLO, Ltd.
Series 2013-IA, Class AR (3 month
LIBOR + 0.800%)
3.162%, 01/20/2028 (B)(D)	1,600,000	1,595,973
Betony CLO 2, Ltd.
Series 2018-1A, Class A1 (3 month
LIBOR + 1.080%)
3.189%, 04/30/2031 (B)(D)	1,535,000	1,535,000
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R (3 month
LIBOR + 0.930%)
3.265%, 07/18/2027 (B)(D)	1,130,000	1,130,000
Series 2015-2A, Class BR (3 month
LIBOR + 1.500%)
3.835%, 07/18/2027 (B)(D)	970,000	970,000
Series 2015-2A, Class CR (3 month
LIBOR + 2.050%)
5.310%, 07/18/2027 (B)(D)	665,000	665,000
BMW Vehicle Lease Trust
Series 2016-2, Class A4
1.570%, 02/20/2020	1,105,000	1,095,863
Capital Auto Receivables Asset Trust
Series 2015-4, Class A4
2.010%, 07/20/2020	1,640,000	1,634,898
Carlyle Global Market Strategies
CLO, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 1.000%)
3.359%, 04/20/2027 (B)(D)	1,395,000	1,395,071
CarMax Auto Owner Trust
Series 2016-4, Class A3
1.400%, 08/15/2021	1,565,000	1,543,326
Series 2016-4, Class C
2.260%, 07/15/2022	300,000	293,482

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
CCG Receivables Trust
Series 2016-1, Class A2
1.690%, 09/14/2022 (D)	$383,336	$381,299
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A3
1.640%, 07/15/2021 (D)	610,212	606,351
CIFC Funding, Ltd.
Series 2015-5A, Class A1 R (3 month
LIBOR + 0.860%)
3.220%, 10/25/2027 (B)(D)	1,935,000	1,930,600
CNH Equipment Trust
Series 2017-C, Class B
2.540%, 05/15/2025	45,000	43,918
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (D)	950,225	933,130
Driven Brands Funding LLC
Series 2018-1A, Class A2
4.739%, 04/20/2048 (D)	190,000	191,284
Elara HGV Timeshare Issuer LLC
Series 2014-A, Class A
2.530%, 02/25/2027 (D)	397,042	388,658
Enterprise Fleet Financing LLC
Series 2016-2, Class A2
1.740%, 02/22/2022 (D)	803,990	800,598
Series 2017-1, Class A2
2.130%, 07/20/2022 (D)	250,377	248,906
Ford Credit Auto Owner Trust
Series 2016-2, Class A
2.030%, 12/15/2027 (D)	4,930,000	4,773,723
Series 2016-C, Class B
1.730%, 03/15/2022	625,000	608,226
Series 2018-1, Class C
3.490%, 07/15/2031 (D)	2,135,000	2,095,142
Galaxy XXIX CLO, Ltd.
Series 2018-29A, Class A (3 month
LIBOR + 0.790%)
3.120%, 11/15/2026 (B)(D)	1,600,000	1,599,979
Series 2018-29A, Class B (3 month
LIBOR + 1.400%)
3.730%, 11/15/2026 (B)(D)	620,000	619,989
GM Financial Automobile Leasing Trust
Series 2016-2, Class B
2.080%, 03/20/2020	710,000	705,831
GM Financial Consumer Automobile
Receivables Trust
Series 2017-1A, Class C
2.450%, 07/17/2023 (D)	100,000	97,913
Series 2018-2, Class C
3.310%, 12/18/2023	1,045,000	1,040,386
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B
2.410%, 05/17/2021 (D)	510,000	507,493
Series 2016-1, Class C
2.850%, 05/17/2021 (D)	197,000	195,706
Series 2017-1, Class A1
2.220%, 01/18/2022 (D)	1,525,000	1,508,151
Series 2018-1, Class A (1 month
LIBOR + 0.300%)
2.219%, 03/15/2022 (B)(D)	2,630,000	2,629,997
GreatAmerica Leasing Receivables
Funding LLC
Series 2017-1, Class A2
1.720%, 04/22/2019 (D)	55,668	55,588
Series 2017-1, Class A3
2.060%, 06/22/2020 (D)	150,000	149,072

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GreatAmerica Leasing Receivables
Funding LLC (continued)
Series 2018-1, Class A2
2.490%, 05/15/2020 (D)	$745,000	$742,526
Series 2018-1, Class B
3.230%, 06/17/2024 (D)	1,175,000	1,162,910
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.100%)
3.462%, 10/22/2025 (B)(D)	1,350,000	1,350,169
Hardee’s Funding LLC
Series 2018-1A, Class AI
4.250%, 06/20/2048 (D)	1,075,000	1,077,838
Series 2018-1A, Class AII
4.959%, 06/20/2048 (D)	1,365,000	1,375,975
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.660%, 12/26/2028 (D)	305,619	300,159
Series 2017-AA, Class B
2.960%, 12/26/2028 (D)(I)	140,514	137,401
Huntington Auto Trust
Series 2016-1, Class A4
1.930%, 04/15/2022	650,000	640,360
Hyundai Auto Lease Securitization Trust
Series 2016-C, Class A3
1.490%, 02/18/2020 (D)	1,519,838	1,515,785
Series 2017-C, Class A3
2.120%, 02/16/2021 (D)	740,000	732,498
Series 2018-A, Class A3
2.810%, 04/15/2021 (D)	640,000	638,310
Jimmy Johns Funding LLC
Series 2017-1A, Class A2I
3.610%, 07/30/2047 (D)	471,438	468,345
KKR CLO 12, Ltd.
Series 12, Class A1R (3 month
LIBOR + 1.050%)
3.398%, 07/15/2027 (B)(D)	3,495,000	3,495,706
Series 12, Class B1R (3 month
LIBOR + 1.550%)
3.898%, 07/15/2027 (B)(D)	1,400,000	1,399,945
Kubota Credit Owner Trust
Series 2016-1A, Class A3
1.500%, 07/15/2020 (D)	395,706	392,437
Madison Park Funding XVIII, Ltd.
Series 2015-18A, Class A1R (3 month
LIBOR + 1.190%)
3.552%, 10/21/2030 (B)(D)	835,000	837,041
Magnetite XVI, Ltd.
Series 2015-16A, Class BR (3 month
LIBOR + 1.200%)
3.555%, 01/18/2028 (B)(D)	1,970,000	1,969,659
Mill City Mortgage Loan Trust
Series 2016-1, Class A1
2.500%, 04/25/2057 (D)(I)	460,860	452,165
Series 2018-1, Class A1
3.250%, 05/25/2062 (D)(I)	957,559	951,905
MMAF Equipment Finance LLC
Series 2016-AA, Class A4
1.760%, 01/17/2023 (D)	530,000	516,274
Series 2017-AA, Class A2
1.730%, 05/18/2020 (D)	259,728	259,013
Series 2017-AA, Class A3
2.040%, 02/16/2022 (D)	400,000	393,549
Series 2017-B, Class A3
2.210%, 10/17/2022 (D)	1,360,000	1,332,335

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
MMAF Equipment
Finance LLC (continued)
Series 2017-B, Class A4
2.410%, 11/15/2024 (D)	$505,000	$492,067
Series 2018-A, Class A4
3.390%, 01/10/2025 (D)	545,000	546,787
MVW Owner Trust
Series 2013-1A, Class A
2.150%, 04/22/2030 (D)	251,338	246,619
Series 2014-1A, Class A
2.250%, 09/22/2031 (D)	181,625	177,652
Series 2017-1A, Class A
2.420%, 12/20/2034 (D)	258,218	251,768
Series 2017-1A, Class B
2.750%, 12/20/2034 (D)	173,867	168,706
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.880%, 12/16/2058 (D)	510,000	496,725
Series 2017-A, Class B
3.910%, 12/16/2058 (D)	340,000	328,792
Series 2018-BA, Class A2A
3.610%, 12/15/2059 (D)	1,315,000	1,320,519
Navient Private Education Refi Loan
Trust
Series 2018-A, Class A1
2.530%, 02/18/2042 (D)	1,417,805	1,406,581
Navient Student Loan Trust
Series 2016-1A, Class A (1 month
LIBOR + 0.700%)
2.660%, 02/25/2070 (B)(D)	2,282,269	2,290,781
Series 2018-1A, Class A2 (1 month
LIBOR + 0.350%)
2.310%, 03/25/2067 (B)(D)	2,615,000	2,614,834
Series 2018-2A, Class A2 (1 month
LIBOR + 0.380%)
2.340%, 03/25/2067 (B)(D)	2,320,000	2,319,315
Nelnet Student Loan Trust
Series 2006-1, Class A3 (3 month
LIBOR + 0.450%)
2.780%, 08/23/2036 (B)(D)	2,070,000	2,025,144
Series 2008-3, Class A4 (3 month
LIBOR + 1.650%)
3.980%, 11/25/2024 (B)	1,048,654	1,064,261
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class A2R2 (3
month LIBOR + 1.150%)
3.498%, 07/15/2027 (B)(D)	1,975,000	1,974,682
Neuberger Berman CLO XVI-S, Ltd.
Series 2017-16SA, Class A (3 month
LIBOR + 0.850%)
3.198%, 01/15/2028 (B)(D)	1,830,000	1,824,375
Nissan Auto Lease Trust
Series 2017-A, Class A3
1.910%, 04/15/2020	935,000	927,267
Nissan Master Owner Trust Receivables
Series 2017-C, Class A (1 month
LIBOR + 0.320%)
2.393%, 10/17/2022 (B)	1,915,000	1,916,147
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.850%)
3.111%, 07/15/2027 (B)(D)	1,315,000	1,313,192
Series 2015-1A, Class BR (3 month
LIBOR + 1.200%)
3.461%, 07/15/2027 (B)(D)	1,085,000	1,084,944

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
OZLM VIII, Ltd.
Series 2014-8A, Class A1AR (3
month LIBOR + 1.130%)
3.483%, 10/17/2026 (B)(D)	$2,175,000	$2,175,224
Series 2014-8A, Class A2AR (3
month LIBOR + 1.600%)
3.953%, 10/17/2026 (B)(D)	1,010,000	1,010,009
Santander Drive Auto Receivables Trust
Series 2014-3, Class D
2.650%, 08/17/2020	237,343	237,280
Series 2014-3, Class E
3.490%, 09/15/2021 (D)	985,000	988,696
Series 2015-2, Class E
4.020%, 09/15/2022 (D)	1,565,000	1,570,950
Series 2015-3, Class E
4.500%, 06/17/2023 (D)	1,360,000	1,372,854
Series 2015-5, Class D
3.650%, 12/15/2021	330,000	332,046
Series 2016-1, Class D
4.020%, 04/15/2022	190,000	192,407
Series 2016-3, Class C
2.460%, 03/15/2022	165,000	163,952
Series 2017-1, Class A2
1.490%, 02/18/2020	20,284	20,272
Series 2017-1, Class B
2.100%, 06/15/2021	260,000	258,525
Series 2017-1, Class C
2.580%, 05/16/2022	305,000	302,854
Series 2018-1, Class C
2.960%, 03/15/2024	570,000	564,415
Series 2018-2, Class B
3.030%, 09/15/2022	1,005,000	1,002,933
Series 2018-2, Class C
3.350%, 07/17/2023	635,000	635,153
Santander Retail Auto Lease Trust
Series 2017-A, Class A3
2.220%, 01/20/2021 (D)	665,000	657,833
Series 2017-A, Class C
2.960%, 11/21/2022 (D)	745,000	734,458
Sierra Timeshare Receivables
Funding LLC
Series 2014-3A, Class A
2.300%, 10/20/2031 (D)	540,938	537,453
Series 2015-1A, Class A
2.400%, 03/22/2032 (D)	440,491	437,023
Series 2015-2A, Class A
2.430%, 06/20/2032 (D)	587,108	581,432
Series 2015-3A, Class A
2.580%, 09/20/2032 (D)	992,750	987,502
SLM Student Loan Trust
Series 2008-4, Class A4 (3 month
LIBOR + 1.650%)
4.010%, 07/25/2022 (B)	623,144	636,070
Series 2008-5, Class A4 (3 month
LIBOR + 1.700%)
4.060%, 07/25/2023 (B)	1,739,936	1,785,694
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
3.860%, 04/25/2023 (B)	881,580	898,418
SMART ABS Trust
Series 2016-2US, Class A3A
1.710%, 03/15/2021	1,375,000	1,357,092
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.490%, 06/15/2027 (D)	1,167,170	1,152,193

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education
Loan Trust (continued)
Series 2015-B, Class A2A
2.980%, 07/15/2027 (D)	$1,204,459	$1,196,736
Series 2015-B, Class A3 (1 month
LIBOR + 1.750%)
3.823%, 05/17/2032 (B)(D)	1,245,000	1,297,471
Series 2016-A, Class A2A
2.700%, 05/15/2031 (D)	501,409	490,518
Series 2016-B, Class A2A
2.430%, 02/17/2032 (D)	1,184,296	1,149,617
Series 2016-C, Class A2A
2.340%, 09/15/2034 (D)	675,000	655,768
Series 2018-B, Class A2A
3.600%, 01/15/2037 (D)	685,000	687,434
Symphony CLO XVII, Ltd.
Series 2016-17A, Class AR (3 month
LIBOR + 0.880%)
3.228%, 04/15/2028 (B)(D)	2,610,000	2,607,434
Synchrony Credit Card Master
Note Trust
Series 2015-1, Class B
2.640%, 03/15/2023	1,340,000	1,325,921
Series 2015-4, Class B
2.620%, 09/15/2023	670,000	658,997
Series 2017-1, Class C
2.560%, 06/15/2023	900,000	879,722
Series 2017-2, Class B
2.820%, 10/15/2025	815,000	791,196
Series 2017-2, Class C
3.010%, 10/15/2025	585,000	567,824
Series 2018-1, Class C
3.360%, 03/15/2024	685,000	680,589
Series 2018-2, Class C (3 month
LIBOR + 0.880%)
3.870%, 05/15/2026	1,630,000	1,638,218
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.000%, 03/25/2054 (D)(I)	1,441,760	1,431,419
Series 2015-4, Class M1
3.750%, 04/25/2055 (D)(I)	755,000	758,113
Series 2015-5, Class A1B
2.750%, 05/25/2055 (D)(I)	828,052	816,212
Series 2016-1, Class A1B
2.750%, 02/25/2055 (D)(I)	675,024	666,807
Series 2016-1, Class A3B
3.000%, 02/25/2055 (D)(I)	875,239	863,763
Series 2016-2, Class A1A
2.750%, 08/25/2055 (D)(I)	581,966	570,954
Series 2016-3, Class A1
2.250%, 04/25/2056 (D)(I)	709,746	693,244
Series 2017-1, Class M1
3.750%, 10/25/2056 (D)(I)	5,580,000	5,587,508
Series 2017-2, Class A1
2.750%, 04/25/2057 (D)(I)	261,483	257,197
Series 2017-3, Class A1
2.750%, 07/25/2057 (D)(I)	2,215,953	2,168,557
Series 2017-4, Class A1
2.750%, 06/25/2057 (D)(I)	939,109	916,512
Series 2017-5, Class A1 (1 month
LIBOR + 0.600%)
2.691%, 02/25/2057 (B)(D)	819,139	819,898
Series 2017-6, Class A1
2.750%, 10/25/2057 (D)(I)	1,001,878	976,361
Series 2018-2, Class A1
3.250%, 03/25/2058 (D)(I)	4,647,954	4,600,312

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Utility Debt Securitization Authority
Series 2013-T, Class T1
2.042%, 06/15/2021	$1,279,000	$1,274,511
Verizon Owner Trust
Series 2017-1A, Class C
2.650%, 09/20/2021 (D)	720,000	710,679
Series 2018-1A, Class C
3.200%, 09/20/2022 (D)	805,000	801,341
Volvo Financial Equipment LLC
Series 2018-1A, Class A3
2.540%, 02/15/2022 (D)	1,030,000	1,021,376
Series 2018-1A, Class C
3.060%, 12/15/2025 (D)	3,350,000	3,320,242
Volvo Financial Equipment Master
Owner Trust
Series 2017-A, Class A (1 month
LIBOR + 0.500%)
2.573%, 11/15/2022 (B)(D)	480,000	480,898
Voya CLO, Ltd.
Series 2016-1A, Class A2R (3 month
LIBOR + 1.300%)
3.659%, 01/20/2031 (B)(D)	2,290,000	2,251,626
World Omni Auto Receivables Trust
Series 2018-B, Class B
3.170%, 01/15/2025	820,000	816,509
World Omni Automobile Lease
Securitization Trust
Series 2018-A, Class B
3.060%, 05/15/2023	1,005,000	1,000,676
TOTAL ASSET BACKED SECURITIES (Cost
$170,662,697)		$169,214,889

SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust,
2.0600% (J)(K)	314,359	3,144,717
TOTAL SECURITIES LENDING COLLATERAL (Cost
$3,144,851)		$3,144,717

SHORT-TERM INVESTMENTS – 3.1%
Commercial paper – 0.2%
Catholic Health Initiatives
2.700%, 07/09/2018 *	$1,330,000	1,329,284
Enbridge Energy Partners
3.000%, 07/20/2018 *	1,330,000	1,328,205
		2,657,489
Money market funds – 2.7%
T. Rowe Price Government Reserve
Fund, 2.1583% (J)	35,791,804	35,791,804
Repurchase agreement – 0.2%
Repurchase Agreement with State Street
Corp. dated 6-29-18 at 0.900% to be
repurchased at $2,230,167 on 7-2-18,
collateralized by $2,270,000
U.S. Treasury Notes, 1.375% due
12-31-18 (valued at $2,276,124,
including interest)	$2,230,000	$2,230,000
TOTAL SHORT-TERM INVESTMENTS (Cost $40,678,900)		$40,679,293
Total Investments (New Income Trust)
(Cost $1,380,202,680) – 102.2%		$1,361,203,219
Other assets and liabilities, net – (2.2%)		(29,265,996)
TOTAL NET ASSETS – 100.0%		$1,331,937,223

Currency Abbreviations

HUF	Hungarian Forint
PEN	Peruvian Nuevo Sol

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $268,445,979 or 20.2% of the fund’s net assets as of 6-30-18.

New Income Trust (continued)

(E)	A portion of this security is on loan as of 6-30-18.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	The rate shown is the annualized seven-day yield as of 6-30-18.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
2-Year U.S. Treasury Note Futures	804	Long	Sep 2018	$170,223,517	$170,309,813	$86,296
5-Year U.S. Treasury Note Futures	412	Long	Sep 2018	46,624,179	46,810,282	186,103
Ultra U.S. Treasury Bond Futures	258	Long	Sep 2018	40,479,351	41,167,125	687,774
10-Year U.S. Treasury Note Futures	297	Short	Sep 2018	(35,589,634)	(35,695,688)	(106,054)
10-Year Ultra U.S. Treasury Bond Futures	603	Short	Sep 2018	(77,583,366)	(77,325,328)	258,038
						$1,112,157

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
BRL	9,837,000	USD	2,570,861	Deutsche Bank AG	8/2/2018	—	($41,771)
BRL	2,119,000	USD	547,602	JPMorgan Chase Bank N.A. London	8/2/2018	—	(2,808)
HUF	255,962,176	USD	913,124	Bank of America N.A.	7/13/2018	—	(4,885)
HUF	62,072,420	USD	220,916	Citibank N.A.	7/13/2018	—	(663)
HUF	138,199,802	USD	497,070	Deutsche Bank AG	7/13/2018	—	(6,693)
HUF	16,164,880	USD	58,248	State Street Bank London	7/13/2018	—	(890)
MXN	52,972,000	USD	2,670,135	HSBC Bank USA	8/24/2018	—	(24,462)
USD	1,143,201	BRL	3,986,000	Deutsche Bank AG	8/2/2018	$118,402	—
USD	1,149,807	BRL	3,985,000	Royal Bank of Canada (UK)	8/2/2018	125,264	—
USD	1,148,729	BRL	3,985,000	JPMorgan Chase Bank N.A. London	8/2/2018	124,187	—
USD	1,735,251	HUF	435,817,000	Bank of America N.A.	7/13/2018	188,831	—
USD	1,733,491	HUF	435,817,000	HSBC Bank USA	7/13/2018	187,071	—
USD	676,779	MXN	13,243,000	Canadian Imperial Bank of Commerce	8/24/2018	15,360	—
USD	1,357,317	MXN	26,486,000	Citibank N.A.	8/24/2018	34,480	—
USD	678,159	MXN	13,243,000	State Street Bank London	8/24/2018	16,742	—
						$810,337	($82,172)

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.HY.30	6,300,000	USD	$6,300,000	5.000%	Quarterly	Jun 2023	$(425,809)	$(26,566)	$(452,375)
Centrally cleared	CDX.NA.HY.30	6,290,000	USD	6,290,000	5.000%	Quarterly	Jun 2023	(394,853)	1,728	(393,125)
				$12,590,000				$(820,662)	$(24,838)	$(845,500)

Derivatives Currency Abbreviations

BRL	Brazilian Real
HUF	Hungarian Forint
MXN	Mexican Peso
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Select Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 39.2%
U.S. Government – 17.0%
U.S. Treasury Bonds
2.750%, 11/15/2042	$285,130,000	$273,847,318
3.000%, 02/15/2047	217,580,000	218,149,448
3.000%, 02/15/2048 (A)	323,503,000	324,261,210
3.125%, 11/15/2041	42,755,000	43,877,319
U.S. Treasury Inflation Protected
Securities
0.375%, 07/15/2025	33,122,795	32,535,486
U.S. Treasury Notes
1.750%, 01/31/2023	30,990,000	29,688,662
2.500%, 05/31/2020 to 06/30/2020	107,755,000	107,690,778
2.875%, 05/15/2028	480,233,000	480,983,364
		1,511,033,585
U.S. Government Agency – 22.2%
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022 (A)	12,500,000	12,333,475
3.000%, 02/01/2043 to 12/01/2046	200,732,602	195,145,205
3.500%, 01/01/2029 to 11/01/2047	239,071,954	239,192,794
4.000%, 09/01/2041 to 03/01/2048	42,491,422	43,756,200
4.500%, 08/01/2040 to 10/01/2041	51,431,804	54,010,717
5.000%, 09/01/2040 to 03/01/2041	11,363,115	12,151,921
5.500%, 05/01/2039	3,126,003	3,403,880
Federal National Mortgage Association
2.625%, 09/06/2024	8,300,000	8,159,041
3.000%, 09/01/2027 to 10/01/2047	180,416,717	175,849,311
3.500%, 02/01/2026 to 11/01/2047	444,427,195	445,517,013
4.000%, 05/01/2025 to 04/01/2048	427,744,575	440,053,311
4.500%, 01/01/2027 to 05/01/2042	203,327,837	213,614,226
5.000%, 02/01/2033 to 12/01/2041	78,406,663	84,006,245
5.500%, 10/01/2035 to 03/01/2041	18,754,099	20,432,745
6.500%, 01/01/2039	7,134,743	8,051,158
Government National
Mortgage Association
3.500%, 04/20/2046	10,431,714	10,503,196
4.000%, 10/15/2039 to 11/15/2041	8,653,996	8,946,729
		1,975,127,167
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,545,312,189)		$3,486,160,752

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.2%
Qatar – 0.1%
Government of Qatar
5.103%, 04/23/2048 (B)	$8,410,000	$8,383,323
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
5.000%, 04/17/2049 (B)	8,405,000	8,152,825
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$16,632,779)		$16,536,148

CORPORATE BONDS – 39.9%
Consumer discretionary – 4.8%
Amazon.com, Inc.
3.150%, 08/22/2027	22,400,000	21,504,546
4.050%, 08/22/2047	22,065,000	21,577,558
BMW US Capital LLC
2.150%, 04/06/2020 (B)	13,545,000	13,325,599
Booking Holdings, Inc.
2.750%, 03/15/2023	9,495,000	9,157,592
CBS Corp.
3.375%, 03/01/2022	4,495,000	4,433,658
3.700%, 08/15/2024	7,165,000	6,966,367
Charter Communications Operating LLC
4.200%, 03/15/2028 (A)	19,442,000	18,194,072
5.750%, 04/01/2048	16,590,000	16,049,506
6.484%, 10/23/2045	20,563,000	21,659,552
Daimler Finance North America LLC
2.200%, 05/05/2020 (B)	8,350,000	8,189,189
3.100%, 05/04/2020 (B)	15,421,000	15,389,197
Dollar Tree, Inc.
4.200%, 05/15/2028	21,860,000	21,095,735
Expedia Group, Inc.
3.800%, 02/15/2028	19,580,000	17,923,256
5.000%, 02/15/2026	23,905,000	24,341,986
Ford Motor Company
4.750%, 01/15/2043	7,336,000	6,336,147
Ford Motor Credit Company LLC
3.336%, 03/18/2021	8,760,000	8,680,372
5.875%, 08/02/2021	32,919,000	34,895,342
General Motors Company
4.875%, 10/02/2023	17,272,000	17,750,915
General Motors Financial Company, Inc.
3.550%, 04/09/2021	10,140,000	10,108,634
4.000%, 01/15/2025	16,181,000	15,726,152

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial
Company, Inc. (continued)
4.300%, 07/13/2025	$15,119,000	$14,827,067
Lear Corp.
5.250%, 01/15/2025	9,687,000	9,960,615
Myriad International Holdings BV
4.850%, 07/06/2027 (B)	3,610,000	3,524,551
5.500%, 07/21/2025 (B)	8,425,000	8,658,145
QVC, Inc.
4.375%, 03/15/2023	12,280,000	12,129,826
5.125%, 07/02/2022	8,114,000	8,309,541
5.450%, 08/15/2034	11,775,000	10,870,553
Time Warner Cable LLC
8.250%, 04/01/2019	15,105,000	15,667,560
Viacom, Inc.
4.375%, 03/15/2043	7,524,000	6,246,136
5.850%, 09/01/2043	17,267,000	17,340,876
Warner Media LLC
3.800%, 02/15/2027	9,390,000	8,878,493
		429,718,738
Consumer staples – 1.4%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (B)	7,920,000	7,609,888
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	23,598,000	24,262,368
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/2048	9,755,000	9,564,896
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	9,923,000	10,423,104
Constellation Brands, Inc.
3.200%, 02/15/2023	9,970,000	9,697,923
Kraft Heinz Foods Company
4.875%, 02/15/2025 (B)	8,105,000	8,261,521
5.200%, 07/15/2045	5,509,000	5,355,354
Maple Escrow Subsidiary, Inc.
3.551%, 05/25/2021 (B)	16,611,000	16,624,418
Molson Coors Brewing Company
1.450%, 07/15/2019	12,018,000	11,828,089
3.000%, 07/15/2026	6,078,000	5,519,163
Mondelez International Holdings
Netherlands BV
1.625%, 10/28/2019 (B)	13,335,000	13,104,281
		122,251,005
Energy – 3.1%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,675,000	15,245,697
Andeavor Logistics LP
4.250%, 12/01/2027	5,555,000	5,344,311
5.250%, 01/15/2025	4,985,000	5,109,027
6.375%, 05/01/2024	9,095,000	9,708,913
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (B)	7,627,000	7,386,280
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	6,723,000	6,728,519
Continental Resources, Inc.
5.000%, 09/15/2022	5,676,000	5,761,481
Enbridge Energy Partners LP
4.375%, 10/15/2020	13,552,000	13,790,651
Enbridge, Inc. (6.250% to 3-1-28, then 3
month LIBOR + 3.641%) 03/01/2078	9,984,000	9,385,538
Energy Transfer Partners LP
4.200%, 04/15/2027	4,472,000	4,210,931
5.150%, 03/15/2045	12,840,000	11,418,473
9.700%, 03/15/2019	10,360,000	10,836,860

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC
6.500%, 01/31/2019	$16,515,000	$16,859,292
Enterprise Products Operating LLC (3
month LIBOR + 3.708%) 6.066%,
08/01/2066 (C)	10,930,000	10,957,325
Enterprise Products Operating LLC
(5.250% to 8-16-27, then 3 month
LIBOR + 3.033%) 08/16/2077	17,765,000	16,521,450
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	7,325,000	8,855,781
MPLX LP
4.000%, 03/15/2028	10,750,000	10,224,674
ONEOK Partners LP
5.000%, 09/15/2023	5,575,000	5,790,080
Petroleos Mexicanos
4.875%, 01/24/2022	11,060,000	11,157,328
5.375%, 03/13/2022	2,835,000	2,907,293
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	8,848,000	8,505,421
5.000%, 03/15/2027	8,336,000	8,468,097
5.750%, 05/15/2024	14,563,000	15,549,476
5.875%, 06/30/2026	5,069,000	5,434,816
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	15,801,000	14,777,244
4.400%, 04/01/2021	13,841,000	14,062,456
5.400%, 10/01/2047	8,136,000	7,459,429
Williams Partners LP
3.750%, 06/15/2027	11,955,000	11,283,993
		273,740,836
Financials – 15.6%
ABN AMRO Bank NV
2.100%, 01/18/2019 (B)	7,030,000	7,004,404
American Express Company
2.500%, 08/01/2022	17,155,000	16,445,939
Aquarius & Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap Rate +
5.210%) 09/01/2024	13,270,000	13,546,149
Ares Capital Corp.
3.625%, 01/19/2022	9,957,000	9,707,521
Australia & New Zealand Banking
Group, Ltd.
2.125%, 08/19/2020	16,410,000	16,019,644
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (A)(B)(D)	5,540,000	5,630,025
AXA SA
8.600%, 12/15/2030	4,490,000	5,747,200
Banco Santander SA
4.379%, 04/12/2028	10,600,000	10,130,965
Bank of America Corp.
3.950%, 04/21/2025	14,380,000	14,078,665
4.200%, 08/26/2024	6,250,000	6,280,024
4.250%, 10/22/2026	6,343,000	6,265,737
4.450%, 03/03/2026	19,315,000	19,356,355
Bank of Montreal
2.100%, 12/12/2019	28,170,000	27,834,072
Banque Federative du Credit Mutuel SA
2.200%, 07/20/2020 (B)	15,555,000	15,194,505
Barclays Bank PLC
2.650%, 01/11/2021	24,610,000	24,078,916
10.179%, 06/12/2021 (B)	17,215,000	19,861,915
Barclays PLC
4.375%, 01/12/2026	11,935,000	11,590,460

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BPCE SA
4.500%, 03/15/2025 (B)	$17,505,000	$17,060,521
5.700%, 10/22/2023 (B)	15,445,000	16,111,668
Branch Banking & Trust Company
2.100%, 01/15/2020	23,890,000	23,531,656
Brighthouse Financial, Inc.
3.700%, 06/22/2027	20,125,000	17,910,219
Canadian Imperial Bank of Commerce
2.700%, 02/02/2021	26,345,000	25,914,259
Capital One Bank USA NA
2.300%, 06/05/2019	24,797,000	24,649,532
Capital One Financial Corp.
3.450%, 04/30/2021	15,700,000	15,662,626
3.500%, 06/15/2023	7,970,000	7,782,941
3.750%, 07/28/2026	18,020,000	16,738,289
4.200%, 10/29/2025	13,552,000	13,157,110
Citigroup, Inc.
2.350%, 08/02/2021	16,005,000	15,458,922
4.600%, 03/09/2026	20,499,000	20,462,968
5.500%, 09/13/2025	5,625,000	5,970,279
Citizens Bank NA
2.200%, 05/26/2020	14,580,000	14,272,708
Cooperatieve Rabobank UA (11.000% to
6-30-19, then 3 month LIBOR +
10.868%) 06/30/2019 (B)(D)	11,814,000	12,655,748
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%) 09/19/2033 (B)	13,025,000	13,133,134
Credit Suisse AG
2.300%, 05/28/2019	26,720,000	26,591,757
Discover Bank
8.700%, 11/18/2019	16,975,000	18,095,119
Discover Financial Services
3.950%, 11/06/2024	15,399,000	15,020,667
4.100%, 02/09/2027	4,203,000	4,030,002
5.200%, 04/27/2022	2,565,000	2,674,642
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (B)	2,913,795	2,988,680
FS Investment Corp.
4.000%, 07/15/2019	11,730,000	11,741,321
4.250%, 01/15/2020	9,740,000	9,760,382
HSBC Holdings PLC (3.950% to
5-18-23, then 3 month LIBOR +
0.987%) 05/18/2024	16,850,000	16,803,161
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (D)	7,190,000	7,112,276
HSBC Holdings PLC (6.875% to 6-1-21,
then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021 (D)	11,750,000	12,146,563
ING Bank NV
5.800%, 09/25/2023 (B)	18,415,000	19,506,367
Jefferies Financial Group, Inc.
5.500%, 10/18/2023	19,450,000	20,104,858
Jefferies Group LLC
4.150%, 01/23/2030	12,590,000	11,104,699
4.850%, 01/15/2027	14,403,000	13,974,852
8.500%, 07/15/2019	20,994,000	22,151,834
JPMorgan Chase & Co.
2.400%, 06/07/2021	20,130,000	19,610,383
3.200%, 06/15/2026	13,615,000	12,869,712
JPMorgan Chase & Co. (3.514% to
6-18-21, then 3 month LIBOR +
0.610%) 06/18/2022	24,145,000	24,161,746

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (6.750% to
2-1-24, then 3 month LIBOR +
3.780%) 02/01/2024 (D)	$18,980,000	$20,640,750
Lincoln National Corp.
4.000%, 09/01/2023	4,000,000	4,031,399
Lloyds Banking Group PLC
4.450%, 05/08/2025	25,250,000	25,378,763
M&T Bank Corp. (5.125% to 11-1-26,
then 3 month LIBOR + 3.520%)
11/01/2026 (D)	11,685,000	11,611,969
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (A)(B)	14,730,000	14,676,574
Manufacturers & Traders Trust Company
(3 month LIBOR + 0.640%) 2.940%,
12/01/2021 (C)	23,610,000	23,494,353
MetLife, Inc.
6.400%, 12/15/2066	9,595,000	10,170,700
9.250%, 04/08/2068 (B)	7,610,000	10,311,550
Morgan Stanley
3.875%, 01/27/2026	12,575,000	12,374,245
5.500%, 01/26/2020	15,440,000	15,973,526
Nippon Life Insurance Company
(5.100% to 10-16-24, then 5 Year U.S.
ISDAFIX + 3.650%) 10/16/2044 (B)	13,980,000	14,242,125
PNC Bank NA
2.450%, 07/28/2022	19,035,000	18,368,163
2.500%, 01/22/2021	21,785,000	21,385,860
Prudential Financial, Inc. (5.875% to
9-15-22, then 3 month LIBOR +
4.175%) 09/15/2042	22,563,000	23,832,169
Regions Financial Corp.
2.750%, 08/14/2022	18,625,000	17,964,867
Santander Holdings USA, Inc.
3.400%, 01/18/2023	9,125,000	8,807,510
3.700%, 03/28/2022	15,941,000	15,702,258
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (B)	11,030,000	10,762,357
Standard Chartered PLC
2.100%, 08/19/2019 (B)	23,915,000	23,590,154
Stifel Financial Corp.
4.250%, 07/18/2024	7,344,000	7,314,136
SunTrust Bank
2.450%, 08/01/2022	15,285,000	14,664,929
SunTrust Bank (2.590% to 1-29-20, then
3 month LIBOR + 0.297%)
01/29/2021	18,085,000	17,926,790
Teachers Insurance & Annuity
Association of America
4.270%, 05/15/2047 (B)	14,660,000	14,008,068
The Goldman Sachs Group, Inc.
2.300%, 12/13/2019	30,020,000	29,723,102
3.850%, 01/26/2027	23,410,000	22,491,290
The PNC Financial Services Group, Inc.
(4.850% to 6-1-23, then 3 month
LIBOR + 3.040%) 06/01/2023 (D)	12,182,000	12,066,271
The PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) 08/01/2021 (D)	18,715,000	20,188,806
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	16,270,000	15,802,698
UBS AG
2.375%, 08/14/2019	24,940,000	24,784,554
2.450%, 12/01/2020 (B)	18,375,000	17,951,989

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group Funding Switzerland AG
(2.859% to 8-15-22, then 3 month
LIBOR + 0.954%) 08/15/2023 (B)	$18,475,000	$17,708,688
US Bank NA
2.000%, 01/24/2020	14,210,000	14,001,192
Wells Fargo & Company, Series K (3
month LIBOR + 3.770%) 6.111%,
09/15/2018 (C)(D)	12,598,000	12,763,349
Wells Fargo & Company, Series U
(5.875% to 6-15-25, then 3 month
LIBOR + 3.990%) 06/15/2025 (D)	32,785,000	33,809,531
Wells Fargo Bank NA
2.400%, 01/15/2020	27,130,000	26,868,273
Westpac Banking Corp.
2.150%, 03/06/2020	23,573,000	23,191,965
		1,388,279,020
Health care – 2.6%
AbbVie, Inc.
3.600%, 05/14/2025	13,724,000	13,287,798
Allergan Funding SCS
3.800%, 03/15/2025	13,147,000	12,762,588
AmerisourceBergen Corp.
3.450%, 12/15/2027	17,400,000	16,023,465
Bayer US Finance II LLC
3.500%, 06/25/2021 (B)	6,860,000	6,873,125
4.250%, 12/15/2025 (B)	18,515,000	18,621,497
Cardinal Health, Inc.
1.948%, 06/14/2019	12,180,000	12,078,837
Celgene Corp.
2.875%, 08/15/2020 to 02/19/2021	17,760,000	17,578,299
CVS Health Corp.
3.350%, 03/09/2021	23,792,000	23,764,155
5.050%, 03/25/2048	22,206,000	22,427,987
Express Scripts Holding Company
2.600%, 11/30/2020	17,655,000	17,330,814
Mylan NV
2.500%, 06/07/2019	6,069,000	6,041,413
3.950%, 06/15/2026	11,240,000	10,744,204
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019	25,205,000	24,819,616
3.200%, 09/23/2026	16,137,000	14,782,506
Universal Health Services, Inc.
4.750%, 08/01/2022 (B)	8,705,000	8,759,406
5.000%, 06/01/2026 (B)	10,538,000	10,261,378
		236,157,088
Industrials – 4.3%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	14,145,000	14,418,423
5.000%, 10/01/2021	12,640,000	13,023,307
Air Canada 2013-1 Class A Pass
Through Trust
4.125%, 11/15/2026 (B)	5,984,561	6,015,083
Air Canada 2017-1 Class B Pass
Through Trust
3.700%, 07/15/2027 (B)	6,495,000	6,182,591
America West Airlines 2000-1 Pass
Through Trust
8.057%, 01/02/2022	1,112,463	1,201,460
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	5,798,739	5,767,426

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	$10,942,868	$11,271,154
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 11/01/2028	16,140,324	15,475,342
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	12,998,942	12,941,746
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	13,109,836	12,700,809
American Airlines 2017-1 Class A Pass
Through Trust
4.000%, 08/15/2030	6,491,555	6,394,182
American Airlines 2017-1 Class AA Pass
Through Trust
3.650%, 08/15/2030	10,056,864	9,786,334
American Airlines 2017-2 Class A Pass
Through Trust
3.600%, 04/15/2031	5,715,000	5,525,834
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (B)	21,575,089	22,056,214
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (B)	3,269,528	3,334,918
British Airways 2018-1 Class A Pass
Through Trust
4.125%, 03/20/2033 (B)	5,020,000	4,950,724
CH Robinson Worldwide, Inc.
4.200%, 04/15/2028	11,980,000	11,763,719
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	1,276,508	1,291,699
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	11,305,838	12,028,281
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	1,681,317	1,783,205
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	1,258,644	1,259,021
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	4,003,835	4,056,285
Delta Air Lines, Inc.
3.625%, 03/15/2022	16,125,000	15,938,824
4.375%, 04/19/2028	11,990,000	11,555,533
Equifax, Inc.
3.600%, 08/15/2021	12,835,000	12,823,196
7.000%, 07/01/2037	2,625,000	3,159,516
General Electric Company (3 month
LIBOR + 0.480%) 2.823%,
08/15/2036 (C)	9,945,000	8,206,040
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (B)	17,370,000	17,965,617
IHS Markit, Ltd.
4.000%, 03/01/2026 (B)	9,555,000	9,113,081
4.750%, 02/15/2025 (B)	4,400,000	4,356,000
International Lease Finance Corp.
5.875%, 04/01/2019	7,724,000	7,882,121
Lockheed Martin Corp.
4.700%, 05/15/2046	8,061,000	8,532,165

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	$812,722	$844,743
Rockwell Collins, Inc.
1.950%, 07/15/2019	9,290,000	9,199,638
Textron, Inc.
7.250%, 10/01/2019	7,700,000	8,067,608
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	13,931,018	13,713,694
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	7,265,659	7,247,495
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	10,198,663	9,810,094
United Airlines 2016-1 Class B Pass
Through Trust
3.650%, 01/07/2026	15,675,000	15,057,405
United Airlines 2018-1 Class B Pass
Through Trust
4.600%, 03/01/2026	3,322,000	3,318,014
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	2,633,555	2,817,904
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026	8,479,201	9,167,712
Verisk Analytics, Inc.
4.000%, 06/15/2025	18,370,000	18,061,791
		380,065,948
Information technology – 3.8%
Activision Blizzard, Inc.
3.400%, 09/15/2026	9,683,000	9,191,752
6.125%, 09/15/2023 (B)	3,476,000	3,601,486
Autodesk, Inc.
3.500%, 06/15/2027	12,526,000	11,674,554
Broadcom Corp.
2.375%, 01/15/2020	17,225,000	17,000,747
3.875%, 01/15/2027	20,189,000	19,088,968
CA, Inc.
3.600%, 08/15/2022	12,085,000	11,964,821
Citrix Systems, Inc.
4.500%, 12/01/2027	14,544,000	14,089,155
Dell International LLC
3.480%, 06/01/2019 (B)	23,135,000	23,193,405
6.020%, 06/15/2026 (B)	27,890,000	29,319,998
8.350%, 07/15/2046 (B)	8,680,000	10,446,986
DXC Technology Company
2.875%, 03/27/2020	13,955,000	13,854,553
eBay, Inc.
2.150%, 06/05/2020	10,020,000	9,853,153
Electronic Arts, Inc.
4.800%, 03/01/2026	18,900,000	19,816,256
Hewlett Packard Enterprise Company
2.100%, 10/04/2019 (B)	15,609,000	15,412,114
Microchip Technology, Inc.
3.922%, 06/01/2021 (B)	8,550,000	8,563,553
4.330%, 06/01/2023 (B)	17,410,000	17,433,734
Microsoft Corp.
4.450%, 11/03/2045	11,583,000	12,440,130
Motorola Solutions, Inc.
4.600%, 02/23/2028	8,600,000	8,550,024
NetApp, Inc.
2.000%, 09/27/2019	12,645,000	12,468,162

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
salesforce.com, Inc.
3.700%, 04/11/2028	$8,565,000	$8,500,281
Tech Data Corp.
4.950%, 02/15/2027	20,359,000	19,975,416
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	18,570,000	18,288,128
Trimble, Inc.
4.900%, 06/15/2028	9,195,000	9,175,067
VMware, Inc.
2.950%, 08/21/2022	10,850,000	10,408,818
		334,311,261
Materials – 0.8%
Anglo American Capital PLC
4.750%, 04/10/2027 (B)	9,195,000	9,062,431
Braskem Finance, Ltd.
7.000%, 05/07/2020 (B)	17,090,000	17,947,576
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (B)	11,360,000	10,451,200
Mexichem SAB de CV
4.000%, 10/04/2027 (B)	6,135,000	5,613,525
Syngenta Finance NV
3.698%, 04/24/2020 (B)	13,570,000	13,520,235
5.676%, 04/24/2048 (B)	5,180,000	4,839,610
The Sherwin-Williams Company
2.250%, 05/15/2020	7,499,000	7,374,142
		68,808,719
Real estate – 1.2%
American Homes 4 Rent LP
4.250%, 02/15/2028	10,505,000	10,056,382
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,147,703
3.550%, 07/15/2027	16,680,000	15,507,532
4.700%, 03/15/2022	11,995,000	12,361,764
Crown Castle Towers LLC
4.883%, 08/15/2040 (B)	25,984,000	26,649,305
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	10,710,000	10,462,146
4.950%, 04/01/2024	10,275,000	10,419,468
Ventas Realty LP
3.500%, 02/01/2025	11,441,000	10,952,315
		108,556,615
Telecommunication services – 0.9%
CC Holdings GS V LLC
3.849%, 04/15/2023	13,135,000	13,011,707
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (B)	7,885,313	7,796,603
Verizon Communications, Inc.
4.400%, 11/01/2034	12,105,000	11,282,882
4.672%, 03/15/2055	9,855,000	8,745,160
4.862%, 08/21/2046	29,860,000	28,511,315
5.012%, 08/21/2054	10,386,000	9,751,150
		79,098,817
Utilities – 1.4%
ABY Transmision Sur SA
6.875%, 04/30/2043 (B)	8,563,104	9,280,264
CenterPoint Energy, Inc.
2.500%, 09/01/2022	7,760,000	7,443,822
Dominion Energy, Inc.
2.579%, 07/01/2020	9,642,000	9,498,238
Electricite de France SA
3.625%, 10/13/2025 (B)	9,375,000	9,175,378

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Electricite de France SA (5.250% to
1-29-23, then 10 Year U.S. Swap Rate
+ 3.709%) 01/29/2023 (B)(D)	$19,320,000	$18,856,320
Emera US Finance LP
3.550%, 06/15/2026	6,192,000	5,828,160
Exelon Corp.
5.150%, 12/01/2020	11,220,000	11,597,890
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/2019	13,602,000	13,495,101
3.550%, 05/01/2027	16,740,000	16,084,880
Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) 02/01/2022 (D)	8,285,000	8,823,525
Southern Power Company
1.950%, 12/15/2019	15,825,000	15,556,255
		125,639,833
TOTAL CORPORATE BONDS (Cost
$3,601,709,877)		$3,546,627,880

CAPITAL PREFERRED SECURITIES – 0.1%
Financials – 0.1%
State Street Corp. (3 month LIBOR +
1.000%) 3.341%, 06/01/2077 (C)	10,606,000	9,386,310
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $8,438,177)		$9,386,310

COLLATERALIZED MORTGAGE
OBLIGATIONS – 1.9%
Commercial and residential – 0.4%
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month
LIBOR + 0.971%)
3.044%, 03/15/2037 (B)(C)	10,611,000	10,591,035
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
3.146%, 06/11/2032 (B)(C)	5,505,000	5,501,522
COLT Mortgage Loan Trust
Series 2018-2, Class A1
3.470%, 07/27/2048 (B)(E)	3,500,435	3,500,541
Galton Funding Mortgage Trust
Series 2018-1, Class A43
3.500%, 11/25/2057 (B)(E)	6,499,627	6,493,676
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A2
2.954%, 12/15/2047	4,810,000	4,806,321
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month
LIBOR + 2.571%)
4.644%, 11/15/2029 (B)(C)	2,149,168	2,151,200
		33,044,295
U.S. Government Agency – 1.5%
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1
month LIBOR + 2.000%),
4.091%, 12/25/2028 (C)	5,039,237	5,111,494
Series K017, Class X1 IO,
1.488%, 12/25/2021	140,173,657	5,268,301
Series K018, Class X1 IO,
1.362%, 01/25/2022	108,432,859	4,133,721
Series K021, Class X1 IO,
1.590%, 06/25/2022	31,834,447	1,515,367
Series K022, Class X1 IO,
1.368%, 07/25/2022	326,417,777	13,654,251

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series K026, Class X1 IO,
1.130%, 11/25/2022	$163,518,794	$5,832,617
Series K038, Class X1 IO,
1.324%, 03/25/2024	241,713,309	13,152,322
Series K048, Class X1 IO,
0.377%, 06/25/2025	165,134,873	2,548,411
Series K707, Class X1 IO,
1.644%, 12/25/2018	114,171,336	328,208
Series K709, Class X1 IO,
1.631%, 03/25/2019	90,146,376	620,757
Series K710, Class X1 IO,
1.729%, 05/25/2019	119,913,894	1,207,629
Series K711, Class X1 IO,
1.679%, 07/25/2019	260,953,065	2,711,589
Government National
Mortgage Association
Series 2012-114, Class IO,
0.803%, 01/16/2053	42,855,611	2,291,884
Series 2016-174, Class IO,
0.899%, 11/16/2056	70,873,178	5,453,294
Series 2017-109, Class IO,
0.611%, 04/16/2057	88,481,521	5,087,050
Series 2017-124, Class IO,
0.705%, 01/16/2059	110,194,030	7,313,170
Series 2017-135, Class IO,
0.840%, 10/16/2058	71,492,194	5,056,114
Series 2017-140, Class IO,
0.609%, 02/16/2059	63,867,284	4,144,348
Series 2017-159, Class IO,
0.545%, 06/16/2059	82,508,213	4,720,963
Series 2017-20, Class IO,
0.749%, 12/16/2058	137,351,777	8,596,587
Series 2017-22, Class IO,
1.047%, 12/16/2057	48,714,780	4,267,200
Series 2017-3, Class IO,
0.908%, 09/16/2058	127,630,723	9,529,956
Series 2017-41, Class IO,
0.792%, 07/16/2058	96,127,947	6,569,865
Series 2017-46, Class IO,
0.619%, 11/16/2057	104,169,282	6,260,293
Series 2017-61, Class IO,
0.767%, 05/16/2059	62,496,574	4,803,637
Series 2018-69, Class IO,
0.534%, 04/16/2060	73,222,172	4,340,003
		134,519,031
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $172,707,783)		$167,563,326

ASSET BACKED SECURITIES – 17.2%
AccessLex Institute
Series 2005-1, Class A4 (3 month
LIBOR + 0.210%)
2.542%, 06/22/2037 (C)	6,390,000	6,167,778
Series 2006-1, Class A3 (3 month
LIBOR + 0.200%)
2.530%, 08/25/2037 (C)	10,676,361	10,513,123
Series 2007-A, Class A3 (3 month
LIBOR + 0.300%)
2.630%, 05/25/2036 (C)	10,786,268	10,686,041
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	18,525,000	18,468,816

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ally Auto Receivables Trust (continued)
Series 2017-3, Class A3
1.740%, 09/15/2021	$16,150,000	$15,966,483
Series 2017-4, Class A4
1.960%, 07/15/2022	10,855,000	10,619,665
Series 2018-1, Class A3
2.310%, 06/15/2022	8,820,000	8,742,767
Ally Master Owner Trust
Series 2018-1, Class A2
2.700%, 01/17/2023	30,840,000	30,536,692
American Express Credit Account Master
Trust
Series 2017-1, Class A
1.930%, 09/15/2022	33,165,000	32,677,388
BA Credit Card Trust
Series 2017-A1, Class A1
1.950%, 08/15/2022	43,335,000	42,674,046
BMW Vehicle Owner Trust
Series 2016-A, Class A4
1.370%, 12/27/2022	10,405,000	10,177,745
Series 2018-A, Class A3
2.350%, 04/25/2022	14,605,000	14,458,310
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1
2.260%, 03/15/2023	3,135,000	3,097,244
Series 2016-1, Class A1
1.780%, 06/15/2022	32,782,000	32,436,350
California Republic Auto Receivables
Trust
Series 2016-2, Class A4
1.830%, 12/15/2021	15,925,000	15,750,484
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3
1.340%, 04/15/2022	28,125,000	27,758,332
Series 2017-A1, Class A1
2.000%, 01/17/2023	37,430,000	36,891,008
Series 2017-A4, Class A4
1.990%, 07/17/2023	30,000	29,393
CarMax Auto Owner Trust
Series 2015-2, Class A4
1.800%, 03/15/2021	10,975,000	10,894,887
Series 2016-1, Class A4
1.880%, 06/15/2021	10,260,000	10,119,560
Series 2016-2, Class A4
1.680%, 09/15/2021	11,525,000	11,314,004
Series 2018-1, Class A3
2.480%, 11/15/2022	9,275,000	9,187,594
Chase Issuance Trust
Series 2016-A2, Class A
1.370%, 06/15/2021	24,205,000	23,903,077
Series 2016-A5, Class A5
1.270%, 07/15/2021	49,755,000	49,035,115
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4
1.870%, 02/15/2022 (B)	8,665,000	8,536,926
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.750%, 11/19/2021	34,755,000	34,242,096
Series 2017-A3, Class A3
1.920%, 04/07/2022	14,790,000	14,540,299
Series 2018-A1, Class A1
2.539%, 01/20/2023	33,740,000	33,313,456
CLI Funding LLC
Series 2018-1A, Class A
4.030%, 04/18/2043 (B)	11,038,623	11,074,949

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
CNH Equipment Trust
Series 2016-B, Class A3
1.630%, 08/15/2021	$8,148,880	$8,074,648
Series 2017-C, Class A3
2.080%, 02/15/2023	9,825,000	9,655,849
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (B)	12,914,550	13,103,532
Collegiate Funding Services Education
Loan Trust
Series 2005-A, Class A4 (3 month
LIBOR + 0.200%)
2.495%, 03/28/2035 (C)	7,773,000	7,552,885
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (B)	16,123,388	16,165,147
Dell Equipment Finance Trust
Series 2018-1, Class A3
3.390%, 06/22/2023 (B)	7,300,000	7,299,243
Discover Card Execution Note Trust
Series 2017-A6, Class A6
1.880%, 02/15/2023	40,130,000	39,293,871
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118%, 07/25/2047 (B)	19,631,650	19,582,571
Evergreen Credit Card Trust
Series 2018-1, Class A
2.950%, 03/15/2023 (B)	17,200,000	17,129,996
Five Guys Funding LLC
Series 2017-1A, Class A2
4.600%, 07/25/2047 (B)	8,298,300	8,357,519
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.310%, 04/15/2026 (B)	19,355,000	19,204,319
Series 2015-1, Class A
2.120%, 07/15/2026 (B)	31,588,000	31,163,337
Series 2015-B, Class A4
1.580%, 08/15/2020	13,810,000	13,742,765
Series 2016-B, Class A4
1.520%, 08/15/2021	6,335,000	6,215,458
Series 2016-C, Class A4
1.400%, 02/15/2022	13,945,000	13,534,031
Series 2017-A, Class A3
1.670%, 06/15/2021	8,925,000	8,822,444
Series 2017-B, Class A4
1.870%, 09/15/2022	4,295,000	4,179,599
Series 2017-C, Class A4
2.160%, 03/15/2023	10,280,000	10,031,869
Ford Credit Floorplan Master Owner
Trust
Series 2017-2, Class A1
2.160%, 09/15/2022	17,000,000	16,669,806
GM Financial Consumer Automobile
Receivables Trust
Series 2017-2A, Class A3
1.860%, 12/16/2021 (B)	15,075,000	14,837,022
Series 2017-3A, Class A4
2.130%, 03/16/2023 (B)	15,965,000	15,549,225
Goal Capital Funding Trust
Series 2005-2, Class A4 (3 month
LIBOR + 0.200%)
2.530%, 08/25/2044 (C)	34,019,000	33,404,811
Golden Credit Card Trust
Series 2018-1A, Class A
2.620%, 01/15/2023 (B)	14,445,000	14,287,942

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing II LP
Series 2016-3A, Class A
2.270%, 07/25/2020 (B)	$13,069,000	$12,966,016
Honda Auto Receivables Owner Trust
Series 2016-1, Class A4
1.380%, 04/18/2022	10,120,000	10,017,423
Series 2016-2, Class A4
1.620%, 08/15/2022	19,860,000	19,643,739
Series 2016-4, Class A4
1.360%, 01/18/2023	17,210,000	16,817,017
Series 2017-1, Class A3
1.720%, 07/21/2021	22,355,000	22,130,837
Series 2017-2, Class A4
1.870%, 09/15/2023	4,674,000	4,556,843
Series 2017-3, Class A4
1.980%, 11/20/2023	5,565,000	5,417,410
Series 2018-2, Class A3
3.010%, 05/18/2022	8,451,000	8,461,586
Huntington Auto Trust
Series 2016-1, Class A4
1.930%, 04/15/2022	29,905,000	29,461,476
Hyundai Auto Lease Securitization Trust
Series 2018-A, Class A3
2.810%, 04/15/2021 (B)	12,490,000	12,457,009
Hyundai Auto Receivables Trust
Series 2015-A, Class A4
1.370%, 07/15/2020	9,208,553	9,182,534
Series 2017-A, Class A3
1.760%, 08/16/2021	17,890,000	17,659,215
John Deere Owner Trust
Series 2018-A, Class A3
2.660%, 04/18/2022	5,970,000	5,939,484
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month
LIBOR + 0.240%)
2.606%, 10/27/2042 (C)	6,653,853	6,522,763
MMAF Equipment Finance LLC
Series 2017-B, Class A3
2.210%, 10/17/2022 (B)	13,163,000	12,895,241
MVW Owner Trust
Series 2014-1A, Class A
2.250%, 09/22/2031 (B)	2,408,580	2,355,883
Series 2018-1A, Class A
3.450%, 01/21/2036 (B)	13,435,000	13,432,008
Nelnet Student Loan Trust
Series 2006-1, Class A3 (3 month
LIBOR + 0.450%)
2.780%, 08/23/2036 (B)(C)	7,712,000	7,544,883
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2
2.540%, 04/18/2022 (B)	7,595,000	7,504,268
Series 2018-1A, Class A2
3.220%, 02/15/2023 (B)	3,720,000	3,703,445
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4
1.500%, 09/15/2021	42,370,000	42,122,826
Series 2016-B, Class A4
1.540%, 10/17/2022	8,655,000	8,420,736
Series 2017-A, Class A3
1.740%, 08/16/2021	11,175,000	11,020,850
Series 2017-B, Class A3
1.750%, 10/15/2021	11,720,000	11,533,561
Series 2017-B, Class A4
1.950%, 10/16/2023	12,410,000	12,101,587

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A
3.193%, 01/25/2023 (B)	$5,216,657	$5,181,496
Series 2018-PLS2, Class A
3.265%, 02/25/2023 (B)	7,462,690	7,431,291
Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.350%, 07/17/2023	6,690,000	6,691,616
Series 2018-3, Class C
3.510%, 08/15/2023	15,610,000	15,616,667
SLM Private Credit Student Loan Trust
Series 2006-A, Class A5 (3 month
LIBOR + 0.290%)
2.631%, 06/15/2039 (C)	4,645,151	4,552,017
SoFi Professional Loan Program LLC
Series 2017-E, Class A2A
1.860%, 11/26/2040 (B)	7,259,432	7,167,458
SunTrust Auto Receivables Trust
Series 2015-1A, Class A4
1.780%, 01/15/2021 (B)	16,820,940	16,741,183
SunTrust Student Loan Trust
Series 2006-1A, Class A4 (3 month
LIBOR + 0.190%)
2.549%, 10/28/2037 (B)(C)	32,516,377	32,130,418
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (B)	17,247,350	17,268,047
Towd Point Mortgage Trust
Series 2016-5, Class A1
2.500%, 10/25/2056 (B)(E)	14,955,471	14,605,501
Series 2017-1, Class A1
2.750%, 10/25/2056 (B)(E)	5,093,442	4,986,718
Series 2017-2, Class A1
2.750%, 04/25/2057 (B)(E)	3,978,278	3,913,061
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4
1.740%, 09/15/2020	19,030,000	18,973,964
Series 2016-B, Class A4
1.520%, 08/16/2021	10,275,000	10,119,194
Series 2016-C, Class A4
1.320%, 11/15/2021	9,000,000	8,815,655
Series 2017-B, Class A3
1.760%, 07/15/2021	21,640,000	21,370,089
Series 2017-C, Class A4
1.980%, 12/15/2022	11,435,000	11,157,948
Series 2018-A, Class A3
2.360%, 05/16/2022	11,310,000	11,196,148
Triton Container Finance V LLC
Series 2018-1A, Class A
3.950%, 03/20/2043 (B)	10,208,250	10,168,583
Verizon Owner Trust
Series 2016-2A, Class A
1.680%, 05/20/2021 (B)	23,905,000	23,658,984
Volvo Financial Equipment LLC
Series 2018-1A, Class A3
2.540%, 02/15/2022 (B)	16,000,000	15,866,029
VSE VOI Mortgage LLC
Series 2017-A, Class A
2.330%, 03/20/2035 (B)	8,354,098	8,102,500
Wachovia Student Loan Trust
Series 2006-1, Class B (3 month
LIBOR + 0.240%)
2.600%, 04/25/2040 (B)(C)	2,355,485	2,249,504
Westgate Resorts LLC
Series 2014-1A, Class A
2.150%, 12/20/2026 (B)	1,427,726	1,421,172

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Westgate Resorts LLC (continued)
Series 2016-1A, Class A
3.500%, 12/20/2028 (B)	$4,262,495	$4,249,466
World Omni Auto Receivables Trust
Series 2016-A, Class A3
1.770%, 09/15/2021	22,895,399	22,730,580
Series 2017-B, Class A3
1.950%, 02/15/2023	5,425,000	5,311,274
Series 2018-A, Class A3
2.500%, 04/17/2023	14,875,000	14,716,729
TOTAL ASSET BACKED SECURITIES (Cost
$1,547,326,634)		$1,531,933,449

SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust,
2.0600% (F)(G)	12,851,433	128,560,599
TOTAL SECURITIES LENDING COLLATERAL (Cost
$128,568,011)		$128,560,599

SHORT-TERM INVESTMENTS – 1.7%
U.S. Government Agency – 1.7%
Federal Agricultural Mortgage Corp.
Discount Note
1.630%, 07/02/2018 *	$15,349,000	15,349,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	136,137,000	136,137,000
		151,486,000
TOTAL SHORT-TERM INVESTMENTS (Cost $151,479,299)		$151,486,000
Total Investments (Select Bond Trust)
(Cost $9,172,174,749) – 101.6%		$9,038,254,464
Other assets and liabilities, net – (1.6%)		(144,388,578)
TOTAL NET ASSETS – 100.0%		$8,893,865,886

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	A portion of this security is on loan as of 6-30-18.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,203,190,912 or 13.5% of the fund’s net assets as of 6-30-18.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 94.8%
U.S. Government – 31.9%
U.S. Treasury Notes
1.000%, 03/15/2019	$5,135,000	$5,090,269
1.125%, 06/30/2021	4,693,000	4,490,064
1.250%, 04/30/2019 to 03/31/2021	25,075,000	24,658,173
1.375%, 09/30/2020	2,220,000	2,162,332
1.500%, 05/15/2020	5,115,000	5,019,493
1.625%, 06/30/2020	22,850,000	22,443,877
1.750%, 11/30/2021	5,220,000	5,065,031
1.875%, 04/30/2022 to 07/31/2022	24,935,000	24,150,429
		93,079,668
U.S. Government Agency – 62.9%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	9,580,000	9,433,522
1.430%, 04/18/2019	6,000,000	5,957,610
1.640%, 04/17/2020	8,100,000	7,966,804
1.675%, 02/24/2020	5,240,000	5,166,420
1.750%, 06/15/2020	5,215,000	5,129,093
2.000%, 01/15/2021	13,945,000	13,713,527
Federal Farm Credit Bank
1.290%, 07/13/2020	5,210,000	5,063,182
1.440%, 08/16/2021	6,720,000	6,426,249
1.680%, 04/05/2021	6,110,000	5,929,963
2.230%, 11/15/2022	7,220,000	7,031,601
2.840%, 09/20/2021	1,500,000	1,496,948
3.000%, 06/29/2022	3,470,000	3,470,010
Federal Home Loan Bank
1.125%, 10/11/2019	3,295,000	3,238,511
1.550%, 10/26/2020	5,825,000	5,671,173
1.700%, 04/26/2021	6,250,000	6,077,425
1.750%, 07/13/2020	8,255,000	8,095,654
2.260%, 10/04/2022	5,310,000	5,208,903
Federal Home Loan Mortgage Corp.
1.250%, 07/26/2019	2,725,000	2,690,842
1.300%, 08/23/2019	4,405,000	4,349,528
1.765%, 06/26/2020	6,805,000	6,678,692
2.000%, 11/20/2020	4,940,000	4,861,118
3.000%, 07/01/2030 to 11/01/2030	3,425,265	3,416,160
3.500%, 04/01/2032	3,713,994	3,765,450
5.500%, 07/01/2040	1,426,433	1,555,906
7.000%, 04/01/2031 to 04/01/2032	698	791
Federal National Mortgage Association
1.250%, 08/23/2019	4,380,000	4,315,413
1.950%, 11/09/2020	6,360,000	6,250,239
2.500%, 10/01/2027	1,600,795	1,572,954
3.000%, 03/01/2028 to 03/01/2031	20,385,339	20,383,476
3.500%, 12/01/2025 to 08/01/2031	3,643,945	3,698,776
5.500%, 03/01/2035 to 08/01/2040	941,351	1,023,198
6.500%, 01/01/2039	627,545	708,150
7.000%, 08/01/2025 to 01/01/2029	1,666	1,857
7.500%, 01/01/2031	621	713
8.000%, 10/01/2024 to 01/01/2031	1,438	1,647
Government National Mortgage
Association
7.500%, 01/15/2027 to 03/15/2027	312	349
Tennessee Valley Authority
3.875%, 02/15/2021	13,070,000	13,456,349
		183,808,203
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $283,049,325)		$276,887,871

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS – 3.5%
U.S. Government Agency – 3.5%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA,
2.000%, 04/15/2031	$721,292	$709,641
Series K017, Class X1 IO,
1.488%, 12/25/2021	24,009,773	902,386
Series K018, Class X1 IO,
1.505%, 01/25/2022	4,454,554	169,818
Series K022, Class X1 IO,
1.368%, 07/25/2022	11,570,960	484,020
Series K026, Class X1 IO,
1.130%, 11/25/2022	5,507,909	196,464
Series K030, Class X1 IO,
0.313%, 04/25/2023	142,208,688	1,211,917
Series K038, Class X1 IO,
1.324%, 03/25/2024	8,413,454	457,800
Series K704, Class X1 IO,
2.062%, 08/25/2018	6,634,938	6,184
Series K706, Class X1 IO,
1.686%, 10/25/2018	5,405,674	8,205
Series K707, Class X1 IO,
1.644%, 12/25/2018	4,630,276	13,311
Series K709, Class X1 IO,
1.631%, 03/25/2019	6,139,833	42,280
Series K710, Class X1 IO,
1.859%, 05/25/2019	4,710,824	47,442
Series K711, Class X1 IO,
1.800%, 07/25/2019	7,286,828	75,718
Series K718, Class X1 IO,
0.761%, 01/25/2022	20,641,114	397,207
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	1,537,064	1,564,318
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,222,025	1,232,425
Government National
Mortgage Association
Series 2012-114, Class IO,
0.803%, 01/16/2053	2,918,419	156,075
Series 2017-109, Class IO,
0.611%, 04/16/2057	2,909,765	167,291
Series 2017-124, Class IO,
0.705%, 01/16/2059	3,630,922	240,971
Series 2017-140, Class IO,
0.609%, 02/16/2059	2,126,108	137,963
Series 2017-20, Class IO,
0.749%, 12/16/2058	4,865,169	304,502
Series 2017-3, Class IO,
0.908%, 09/16/2058	4,464,972	333,391
Series 2017-41, Class IO,
0.792%, 07/16/2058	3,336,473	228,031
Series 2017-46, Class IO,
0.619%, 11/16/2057	3,616,376	217,334
Series 2017-61, Class IO,
0.767%, 05/16/2059	2,153,521	165,525
Series 2017-74, Class IO,
0.779%, 09/16/2058	3,760,061	230,217
Series 2017-89, Class IO,
0.765%, 07/16/2059	3,798,135	281,795
Series 2018-9, Class IO,
0.558%, 01/16/2060	2,591,015	152,287
		10,134,518
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,280,413)		$10,134,518

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 1.2%
U.S. Government Agency – 1.2%
Federal Agricultural Mortgage Corp.
Discount Note
1.630%, 07/02/2018 *	$345,000	$345,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	3,062,000	3,062,000
		3,407,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,406,849)		$3,407,000
Total Investments (Short Term Government Income Trust)
(Cost $296,736,587) – 99.5%		$290,429,389
Other assets and liabilities, net – 0.5%		1,456,961
TOTAL NET ASSETS – 100.0%		$291,886,350

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Strategic Income Opportunities Trust

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 19.7%
Australia – 0.6%
Commonwealth of Australia
5.750%, 07/15/2022	AUD	830,000	$699,025
New South Wales Treasury Corp.
6.000%, 03/01/2022		1,545,000	1,292,162
Queensland Treasury Corp.
6.000%, 07/21/2022		1,540,000	1,296,056
			3,287,243
Austria – 0.3%
Republic of Austria
0.000%, 07/15/2023 (A)	EUR	1,515,000	1,779,337
Brazil – 1.6%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	12,200,000	3,197,097
10.000%, 01/01/2023		23,350,000	5,885,556
			9,082,653
Canada – 0.2%
Export Development Canada
2.400%, 06/07/2021	AUD	430,000	317,850
Province of British Columbia
6.600%, 01/09/2020 (A)	INR	60,405,000	868,845
			1,186,695
Colombia – 0.9%
Republic of Colombia
4.000%, 02/26/2024		$840,000	839,160
4.500%, 01/28/2026		1,415,000	1,436,225
7.000%, 05/04/2022	COP	7,382,000,000	2,623,910
			4,899,295
Finland – 0.3%
Republic of Finland
1.500%, 04/15/2023 (A)	EUR	1,380,000	1,742,784
Hungary – 0.9%
Republic of Hungary
6.250%, 01/29/2020		$2,550,000	2,667,252
6.375%, 03/29/2021		2,258,000	2,412,244
			5,079,496

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
India – 0.8%
Republic of India
7.680%, 12/15/2023	INR	90,000,000	$1,293,377
7.800%, 04/11/2021		200,000,000	2,921,842
			4,215,219
Indonesia – 3.5%
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/2027 (A)		$940,000	905,925
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	869,836
2.625%, 06/14/2023 (A)		850,000	1,032,526
5.625%, 05/15/2023	IDR	5,323,000,000	342,670
5.875%, 01/15/2024 (A)		$535,000	572,875
6.125%, 05/15/2028	IDR	35,952,000,000	2,226,615
6.625%, 05/15/2033		21,476,000,000	1,300,100
7.000%, 05/15/2022		28,412,000,000	1,942,048
7.000%, 05/15/2027		19,812,000,000	1,297,527
7.500%, 08/15/2032		3,504,000,000	229,239
7.500%, 05/15/2038		15,217,000,000	990,220
8.250%, 07/15/2021		29,860,000,000	2,118,781
8.375%, 03/15/2024		25,945,000,000	1,849,507
8.375%, 09/15/2026		26,845,000,000	1,906,150
8.750%, 05/15/2031		17,423,000,000	1,256,469
9.000%, 03/15/2029		8,290,000,000	615,250
			19,455,738
Ireland – 2.2%
Republic of Ireland
3.400%, 03/18/2024	EUR	4,217,000	5,841,906
3.900%, 03/20/2023		4,375,000	6,068,201
			11,910,107
Malaysia – 1.6%
Government of Malaysia
3.620%, 11/30/2021	MYR	2,895,000	716,161
3.733%, 06/15/2028		1,930,000	458,528
3.844%, 04/15/2033		6,313,000	1,411,326
3.882%, 03/14/2025		2,835,000	694,414
3.899%, 11/16/2027		3,370,000	804,475
4.059%, 09/30/2024		12,940,000	3,186,229
4.160%, 07/15/2021		7,083,000	1,775,800
			9,046,933
Mexico – 1.8%
Government of Mexico
4.600%, 01/23/2046		$1,060,000	975,200
6.500%, 06/10/2021	MXN	48,740,000	2,375,861
7.750%, 05/29/2031		18,298,500	930,392
8.000%, 06/11/2020		26,396,500	1,335,997
8.000%, 12/07/2023		23,850,000	1,218,100
8.500%, 12/13/2018		23,169,500	1,168,843
10.000%, 12/05/2024		35,852,000	2,027,184
			10,031,577
New Zealand – 0.7%
Dominion of New Zealand
3.000%, 04/15/2020	NZD	805,000	556,558
5.500%, 04/15/2023		1,280,000	997,855
6.000%, 05/15/2021		2,390,000	1,801,351
New Zealand Local Government Funding
Agency
5.500%, 04/15/2023		545,000	411,934
			3,767,698
Norway – 1.3%
Government of Norway
2.000%, 05/24/2023 (A)	NOK	15,075,000	1,907,731
3.750%, 05/25/2021 (A)		26,605,000	3,511,634

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Norway (continued)
Government of Norway (continued)
4.500%, 05/22/2019 (A)	NOK	15,572,000	$1,975,353
			7,394,718
Philippines – 1.4%
Republic of Philippines
3.500%, 03/20/2021	PHP	26,480,000	476,056
3.500%, 04/21/2023		71,930,000	1,213,531
4.625%, 09/09/2040		4,368,000	59,380
4.950%, 01/15/2021		4,435,000	82,397
5.875%, 12/16/2020		84,843,440	1,614,584
6.250%, 01/14/2036		43,000,000	856,495
6.500%, 04/28/2021		42,600,000	829,546
7.375%, 03/03/2021		59,600,000	1,176,732
8.000%, 07/19/2031		66,710,000	1,396,429
			7,705,150
Portugal – 0.9%
Republic of Portugal
3.850%, 04/15/2021 (A)	EUR	2,065,000	2,663,722
5.125%, 10/15/2024 (A)		$2,355,000	2,437,552
			5,101,274
Singapore – 0.2%
Republic of Singapore
3.250%, 09/01/2020	SGD	1,620,000	1,220,585
South Korea – 0.0%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	74,271
Sweden – 0.5%
Kingdom of Sweden
0.125%, 04/24/2023 (A)	EUR	2,540,000	2,988,494
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$122,093,427)			$109,969,267

CORPORATE BONDS – 44.8%
Consumer discretionary – 6.5%
Altice Financing SA
7.500%, 05/15/2026 (A)		$1,069,000	1,033,937
AMC Entertainment Holdings, Inc.
6.375%, 11/15/2024	GBP	1,236,000	1,653,427
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		$524,000	537,755
CCO Holdings LLC
5.000%, 02/01/2028 (A)		1,245,000	1,139,175
5.125%, 05/01/2027 (A)		885,000	826,369
5.750%, 01/15/2024		1,690,000	1,694,225
Cequel Communications Holdings I LLC
7.500%, 04/01/2028 (A)		1,120,000	1,133,664
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)		1,220,000	1,177,300
Expedia Group, Inc.
3.800%, 02/15/2028		1,390,000	1,272,386
5.000%, 02/15/2026		1,240,000	1,262,667
Graham Holdings Company
5.750%, 06/01/2026 (A)		865,000	873,650
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.000%, 06/01/2024 (A)		1,395,000	1,377,144
5.250%, 06/01/2026 (A)		1,881,000	1,852,785
Lamar Media Corp.
5.000%, 05/01/2023		204,000	206,805
LIN Television Corp.
5.875%, 11/15/2022		759,000	774,180

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		$1,100,000	$1,113,409
Meredith Corp.
6.875%, 02/01/2026 (A)		1,630,000	1,607,588
Netflix, Inc.
3.625%, 05/15/2027	EUR	1,215,000	1,390,590
4.875%, 04/15/2028 (A)		$1,845,000	1,758,599
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		1,470,000	1,396,500
4.625%, 01/15/2022 (A)		1,985,000	1,985,000
5.000%, 10/15/2025 (A)		1,490,000	1,409,838
Nexstar Broadcasting, Inc.
5.625%, 08/01/2024 (A)		1,449,000	1,396,474
QVC, Inc.
4.450%, 02/15/2025		388,000	374,886
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (A)		1,030,000	1,022,275
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (A)		1,130,000	1,105,988
5.000%, 08/01/2027 (A)		330,000	307,725
5.375%, 07/15/2026 (A)		1,005,000	967,313
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020		91,000	98,963
Tribune Media Company
5.875%, 07/15/2022		445,000	449,116
Viacom, Inc.
5.850%, 09/01/2043		473,000	475,024
Viacom, Inc. (6.250% to 2-28-27, then 3
month LIBOR + 3.899%) 02/28/2057		1,735,000	1,665,600
WMG Acquisition Corp.
5.000%, 08/01/2023 (A)		270,000	268,650
5.500%, 04/15/2026 (A)		675,000	669,094
			36,278,101
Consumer staples – 1.8%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026		795,000	778,534
Aramark Services, Inc.
5.000%, 04/01/2025 (A)		810,000	805,950
Constellation Brands, Inc.
4.250%, 05/01/2023		820,000	835,726
4.750%, 12/01/2025		585,000	605,403
Darling Global Finance BV
3.625%, 05/15/2026 (A)	EUR	655,000	765,847
Darling Ingredients, Inc.
5.375%, 01/15/2022		$840,000	850,500
Kraft Heinz Foods Company
4.875%, 02/15/2025 (A)		633,000	645,224
Molson Coors Brewing Company
1.250%, 07/15/2024	EUR	755,000	876,440
Natura Cosmeticos SA
5.375%, 02/01/2023 (A)		$1,350,000	1,294,313
Post Holdings, Inc.
5.000%, 08/15/2026 (A)		1,590,000	1,482,675
5.750%, 03/01/2027 (A)		1,355,000	1,307,575
			10,248,187
Energy – 6.7%
Andeavor
4.750%, 12/15/2023		1,300,000	1,348,554
Antero Midstream Partners LP
5.375%, 09/15/2024		2,070,000	2,085,525
Antero Resources Corp.
5.000%, 03/01/2025		1,255,000	1,248,725
5.625%, 06/01/2023		1,825,000	1,847,813

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Concho Resources, Inc.
4.375%, 01/15/2025		$1,295,000	$1,300,197
DCP Midstream Operating LP
3.875%, 03/15/2023		60,000	57,975
Diamondback Energy, Inc.
5.375%, 05/31/2025 (A)		1,010,000	1,007,475
5.375%, 05/31/2025		1,680,000	1,680,000
Enbridge, Inc.
4.250%, 12/01/2026		1,585,000	1,570,077
Enbridge, Inc. (6.000% to 1-15-27, then
3 month LIBOR + 3.890%)
01/15/2077		940,000	883,600
FTS International, Inc.
6.250%, 05/01/2022		640,000	645,568
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		1,025,000	909,501
Murphy Oil Corp.
6.875%, 08/15/2024		1,680,000	1,764,000
Newfield Exploration Company
5.375%, 01/01/2026		1,130,000	1,155,425
5.625%, 07/01/2024		1,685,000	1,775,569
Occidental Petroleum Corp.
3.500%, 06/15/2025		1,955,000	1,938,313
Parsley Energy LLC
5.375%, 01/15/2025 (A)		2,125,000	2,109,063
5.625%, 10/15/2027 (A)		1,615,000	1,602,888
6.250%, 06/01/2024 (A)		550,000	570,625
Pertamina Persero PT
4.300%, 05/20/2023 (A)		805,000	795,199
Petroleos del Peru SA
5.625%, 06/19/2047 (A)		697,000	676,787
Petroleos Mexicanos
4.625%, 09/21/2023		1,210,000	1,193,060
7.190%, 09/12/2024 (A)	MXN	13,000,000	572,848
7.650%, 11/24/2021 (A)		22,981,500	1,100,900
Pioneer Natural Resources Company
4.450%, 01/15/2026		$1,680,000	1,726,974
Plains All American Pipeline LP
4.650%, 10/15/2025		337,000	335,727
Saka Energi Indonesia PT
4.450%, 05/05/2024 (A)		775,000	722,922
Targa Resources Partners LP
5.875%, 04/15/2026 (A)		815,000	821,113
Teekay Offshore Partners LP
8.500%, 07/15/2023 (A)		785,000	792,850
The Williams Companies, Inc.
4.550%, 06/24/2024		1,060,000	1,060,000
Williams Partners LP
3.750%, 06/15/2027		1,055,000	995,785
WPX Energy, Inc.
5.750%, 06/01/2026		1,020,000	1,020,000
6.000%, 01/15/2022		132,000	137,280
			37,452,338
Financials – 13.8%
American International Group, Inc.
(8.175% to 5-15-38, then 3 month
LIBOR + 4.195%) 05/15/2068		2,395,000	3,017,700
Ameris Bancorp (5.750% to 3-15-22,
then 3 month LIBOR + 3.616%)
03/15/2027		743,000	756,931
Asian Development Bank
3.500%, 05/30/2024	NZD	920,000	636,465
4.625%, 03/06/2019		1,595,000	1,098,093
5.000%, 03/09/2022	AUD	940,000	755,604
6.450%, 08/08/2021	INR	92,050,000	1,297,602

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Asian Development Bank (continued)
6.950%, 01/16/2020	INR	26,220,000	$378,838
Banc of California, Inc.
5.250%, 04/15/2025		$586,000	596,487
Banco Nacional de Comercio Exterior
SNC
4.375%, 10/14/2025 (A)		1,205,000	1,173,369
Banco Nacional de Comercio Exterior
SNC (3.800% to 8-11-21, then 5 Year
CMT + 3.000%) 08/11/2026 (A)		255,000	244,991
Bank Nederlandse Gemeenten NV
0.250%, 02/22/2023 to 06/07/2024	EUR	1,660,000	1,950,462
Bank of America Corp. (3 month LIBOR
+ 0.760%) 3.101%, 09/15/2026 (B)		$1,290,000	1,241,038
BankUnited, Inc.
4.875%, 11/17/2025		1,175,000	1,193,970
Cadence BanCorp (6.500% to 3-11-20,
then 3 month LIBOR + 4.663%)
03/11/2025 (A)		399,000	410,471
Citigroup, Inc. (3 month BBSW +
1.550%) 3.570%, 05/04/2021 (B)	AUD	1,487,000	1,115,254
ConnectOne Bancorp, Inc. (5.200% to
2-1-23, then 3 month LIBOR +
2.840%) 02/01/2028		$340,000	342,320
DB Insurance Company, Ltd.
3.492%, 05/25/2024	KRW	1,000,000,000	892,162
3.865%, 05/25/2027		1,000,000,000	886,019
Dime Community Bancshares, Inc.
(4.500% to 6-15-22, then 3 month
LIBOR + 2.660%) 06/15/2027		$725,000	734,453
E*TRADE Financial Corp. (5.875% to
9-15-26, then 3 month LIBOR +
4.435%) 09/15/2026 (C)		340,000	345,950
European Bank for Reconstruction &
Development
7.375%, 04/15/2019	IDR	7,990,000,000	551,877
European Financial Stability Facility
0.125%, 10/17/2023	EUR	1,865,000	2,177,723
0.500%, 01/20/2023		725,000	866,805
1.875%, 05/23/2023		1,020,000	1,297,331
Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%)
06/30/2023 (C)		$2,410,000	2,372,573
Freedom Mortgage Corp.
8.250%, 04/15/2025 (A)		890,000	876,650
Heartland Financial USA, Inc.
5.750%, 12/30/2024		329,000	331,934
Huntington Bancshares, Inc. (5.700% to
4-15-23, then 3 month LIBOR +
2.880%) 04/15/2023 (C)		795,000	785,063
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,515,000	1,125,990
6.500%, 08/20/2019		2,705,000	2,097,677
International Bank for Reconstruction &
Development
2.500%, 03/12/2020		1,015,000	753,789
2.800%, 01/13/2021		1,185,000	885,645
3.375%, 01/25/2022	NZD	2,927,000	2,030,174
3.500%, 01/22/2021		2,925,000	2,032,008
3.625%, 06/22/2020	NOK	7,100,000	910,921
4.625%, 10/06/2021	NZD	2,400,000	1,727,905
International Finance Corp.
2.800%, 08/15/2022	AUD	2,000,000	1,492,851
3.625%, 05/20/2020	NZD	2,615,000	1,813,361
6.450%, 10/30/2018	INR	136,280,000	1,979,910

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	3,255,000	$2,215,921
JPMorgan Chase & Co. (3 month
LIBOR + 1.000%) 3.342%,
05/15/2077 (B)		$1,090,000	963,288
KFW
0.000%, 09/15/2023	EUR	415,000	483,791
0.375%, 03/15/2023		845,000	1,006,834
2.125%, 08/15/2023		1,945,000	2,516,136
3.750%, 05/29/2020	NZD	1,100,000	763,899
6.000%, 08/20/2020	AUD	2,925,000	2,328,807
MGIC Investment Corp.
5.750%, 08/15/2023		$580,000	591,600
Nordic Investment Bank
1.375%, 07/15/2020	NOK	5,340,000	657,282
4.125%, 03/19/2020	NZD	1,740,000	1,214,236
Old Second Bancorp, Inc. (5.750% to
12-31-21, then 3 month LIBOR +
3.850%) 12/31/2026		$271,000	278,405
Pinnacle Bank (4.875% to 7-30-20, then
3 month LIBOR + 3.128%)
07/30/2025		365,000	367,837
Realkredit Danmark A/S
2.000%, 04/01/2019	DKK	9,790,000	1,561,413
Silver Queen Financial Services, Inc.
(5.500% to 12-1-22, then 3 month
LIBOR + 3.338%) 12/01/2027 (A)		$192,000	193,440
Stifel Financial Corp.
4.250%, 07/18/2024		1,125,000	1,120,425
SunTrust Banks, Inc. (5.050% to
6-15-22, then 3 month LIBOR +
3.102%) 06/15/2022 (C)		1,275,000	1,251,030
Swiss Insured Brazil Power Finance Sarl
9.850%, 07/16/2032 (A)	BRL	10,945,000	2,612,172
Synovus Financial Corp. (5.750% to
12-15-20, then 3 month LIBOR +
4.182%) 12/15/2025		$2,275,000	2,354,625
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	932,439
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,158,860
The Goldman Sachs Group, Inc. (3
month LIBOR + 0.750%) 3.080%,
02/23/2023 (B)		$1,420,000	1,414,670
Towne Bank (4.500% to 7-30-22, then 3
month LIBOR + 2.550%) 07/30/2027		635,000	634,277
U.S. Bancorp
0.850%, 06/07/2024	EUR	615,000	717,341
Valley National Bancorp
4.550%, 06/30/2025		$471,000	462,422
Wand Merger Corp.
8.125%, 07/15/2023 (A)		925,000	937,719
Wells Fargo & Company
3.250%, 04/27/2022	AUD	1,120,000	829,407
Wells Fargo & Company (3 month
BBSW + 1.320%) 3.365%,
07/27/2021 (B)		935,000	697,747
Westpac Banking Corp.
5.000%, 10/21/2019	GBP	375,000	519,021
7.250%, 02/11/2020	AUD	700,000	555,704
Zions Bancorporation (5.800% to
6-15-23, then 3 month LIBOR +
3.800%) 06/15/2023 (C)		$550,000	544,500
			77,063,614

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care – 2.4%
AbbVie, Inc.
1.375%, 05/17/2024	EUR	948,000	$1,123,071
Allergan Funding SCS
1.250%, 06/01/2024		520,000	594,486
CVS Health Corp.
4.100%, 03/25/2025		$1,820,000	1,810,027
4.300%, 03/25/2028		850,000	838,117
HCA Healthcare, Inc.
6.250%, 02/15/2021		1,647,000	1,708,763
HCA, Inc.
4.500%, 02/15/2027		1,285,000	1,209,506
5.000%, 03/15/2024		995,000	995,000
7.500%, 02/15/2022		1,165,000	1,266,938
IQVIA, Inc.
4.875%, 05/15/2023 (A)		590,000	595,900
Teva Pharmaceutical Finance
Netherlands II BV
4.500%, 03/01/2025	EUR	865,000	1,033,467
Teva Pharmaceutical Finance
Netherlands III BV
6.000%, 04/15/2024		$1,480,000	1,477,967
Thermo Fisher Scientific, Inc.
0.750%, 09/12/2024	EUR	750,000	861,791
			13,515,033
Industrials – 4.1%
AECOM
5.125%, 03/15/2027		$2,655,000	2,502,338
5.875%, 10/15/2024		560,000	577,500
BOC Aviation, Ltd.
2.750%, 09/18/2022 (A)		990,000	940,643
BOC Aviation, Ltd. (3 month LIBOR +
1.050%) 3.413%, 05/02/2021 (A)(B)		285,000	286,542
CH Robinson Worldwide, Inc.
4.200%, 04/15/2028		1,096,000	1,076,213
Delta Air Lines, Inc.
3.625%, 03/15/2022		1,070,000	1,057,646
General Electric Company (5.000% to
1-21-21, then 3 month LIBOR +
3.330%) 01/21/2021 (C)		1,838,000	1,813,187
Jasa Marga Persero Tbk PT
7.500%, 12/11/2020 (A)	IDR	9,120,000,000	595,152
Mexico City Airport Trust
3.875%, 04/30/2028 (A)		$3,510,000	3,186,378
4.250%, 10/31/2026 (A)		2,820,000	2,657,850
5.500%, 10/31/2046 to 07/31/2047 (A)		6,765,000	6,008,801
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (A)		920,000	878,600
United Rentals North America, Inc.
5.500%, 05/15/2027		1,120,000	1,086,400
			22,667,250
Information technology – 2.4%
CDK Global, Inc.
5.875%, 06/15/2026		1,065,000	1,087,631
Cimpress NV
7.000%, 06/15/2026 (A)		815,000	832,319
Citrix Systems, Inc.
4.500%, 12/01/2027		665,000	644,203
First Data Corp.
5.000%, 01/15/2024 (A)		1,425,000	1,414,313
5.375%, 08/15/2023 (A)		805,000	812,446
IBM Corp.
2.750%, 12/21/2020	GBP	1,225,000	1,673,088
Microchip Technology, Inc.
4.330%, 06/01/2023 (A)		$695,000	695,947

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Motorola Solutions, Inc.
4.600%, 02/23/2028		$640,000	$636,281
NXP BV
4.625%, 06/01/2023 (A)		1,600,000	1,618,720
Rackspace Hosting, Inc.
8.625%, 11/15/2024 (A)		660,000	663,300
Total System Services, Inc.
4.450%, 06/01/2028		1,330,000	1,322,125
Travelport Corporate Finance PLC
6.000%, 03/15/2026 (A)		900,000	906,750
Trimble, Inc.
4.150%, 06/15/2023		945,000	946,142
			13,253,265
Materials – 3.4%
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,663,584
4.375%, 12/15/2020		820,000	826,150
4.875%, 03/15/2026		1,120,000	1,115,800
5.250%, 07/01/2025		1,960,000	1,999,200
Cemex SAB de CV
6.125%, 05/05/2025 (A)		1,135,000	1,153,728
Cleveland-Cliffs, Inc.
5.750%, 03/01/2025		578,000	547,655
Crown Americas LLC
4.500%, 01/15/2023		1,860,000	1,822,800
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		1,021,000	1,102,680
Ecolab, Inc.
1.000%, 01/15/2024	EUR	330,000	390,477
Sealed Air Corp.
4.875%, 12/01/2022 (A)		$1,190,000	1,201,900
5.125%, 12/01/2024 (A)		965,000	972,238
6.500%, 12/01/2020 (A)		1,390,000	1,456,025
Southern Copper Corp.
3.875%, 04/23/2025		2,040,000	2,007,300
Syngenta Finance NV
5.182%, 04/24/2028 (A)		1,080,000	1,042,698
Vedanta Resources PLC
6.375%, 07/30/2022 (A)		1,550,000	1,476,375
			18,778,610
Real estate – 0.8%
Equinix, Inc.
2.875%, 03/15/2024	EUR	705,000	806,495
5.375%, 05/15/2027		$2,395,000	2,389,013
Trust F/1401
5.250%, 12/15/2024 (A)		1,195,000	1,177,075
			4,372,583
Telecommunication services – 0.7%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	15,990,000	742,873
CSC Holdings LLC
5.500%, 04/15/2027 (A)		$970,000	926,350
CyrusOne LP
5.000%, 03/15/2024		845,000	845,000
Radiate Holdco LLC
6.625%, 02/15/2025 (A)		1,390,000	1,271,850
			3,786,073
Utilities – 2.2%
Broadcom Corp.
3.500%, 01/15/2028		1,070,000	974,032
Emera US Finance LP
3.550%, 06/15/2026		2,415,000	2,273,095

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Emera, Inc. (6.750% to 6-15-26, then 3
month LIBOR + 5.440%) 06/15/2076		$1,495,000	$1,554,800
Greenko Dutch BV
5.250%, 07/24/2024 (A)		975,000	889,200
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)		1,305,000	1,256,063
4.500%, 09/15/2027 (A)		2,370,000	2,215,950
NRG Energy, Inc.
6.625%, 01/15/2027		1,625,000	1,669,688
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		1,440,000	1,328,859
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	114,279
			12,275,966
TOTAL CORPORATE BONDS (Cost
$257,595,999)			$249,691,020

CONVERTIBLE BONDS – 3.0%
Consumer discretionary – 0.9%
DISH Network Corp.
3.375%, 08/15/2026		$430,000	416,496
GCI Liberty, Inc.
1.750%, 09/30/2046 (A)		1,600,000	1,646,314
Liberty Expedia Holdings, Inc.
1.000%, 06/30/2047 (A)		1,177,000	1,162,331
Sony Corp.
0.000%, 09/30/2022	JPY	139,000,000	1,613,286
			4,838,427
Consumer staples – 0.1%
Vector Group, Ltd.
2.500%, 01/15/2019 (B)		$510,000	678,737
Energy – 0.2%
Oasis Petroleum, Inc.
2.625%, 09/15/2023		935,000	1,213,148
Financials – 0.1%
Redwood Trust, Inc.
5.625%, 07/15/2024		635,000	628,260
Health care – 0.8%
Anthem, Inc.
2.750%, 10/15/2042		384,000	1,254,737
Bayer Capital Corp. BV
5.625%, 11/22/2019 (A)	EUR	1,200,000	1,499,455
Danaher Corp.
0.000%, 01/22/2021		$440,000	1,662,305
			4,416,497
Industrials – 0.2%
Air Lease Corp.
3.875%, 12/01/2018		815,000	1,174,846
Information technology – 0.3%
Avaya Holdings Corp.
2.250%, 06/15/2023 (A)		1,055,000	1,025,625
Novellus Systems, Inc.
2.625%, 05/15/2041		145,000	752,248
			1,777,873
Utilities – 0.4%
NextEra Energy Partners LP
1.500%, 09/15/2020 (A)		1,200,000	1,222,718
NRG Energy, Inc.
2.750%, 06/01/2048 (A)		1,020,000	985,218
			2,207,936
TOTAL CONVERTIBLE BONDS (Cost
$15,643,811)			$16,935,724

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES – 1.9%
Financials – 1.9%
BAC Capital Trust XIII (Greater of 3
month LIBOR + 0.400% or 4.000%)
4.000%, 07/16/2018 (B)(C)	$1,605,000	$1,424,438
BAC Capital Trust XIV, Series G
(Greater of 3 month LIBOR + 0.400%
or 4.000%) 4.000%,
07/16/2018 (B)(C)	1,115,000	982,594
First Maryland Capital I (3 month
LIBOR + 1.000%) 3.348%,
01/15/2027 (B)	1,046,000	991,085
First Maryland Capital II (3 month
LIBOR + 0.850%) 3.208%,
02/01/2027 (B)	1,220,000	1,152,900
ILFC E-Capital Trust I (1.550% +
highest of 3 month LIBOR, 10 Year
CMT, and 30 Year CMT) 4.570%,
12/21/2065 (A)(B)	1,120,000	1,047,200
Mellon Capital IV (Greater of 3 month
LIBOR + 0.565% or 4.000%) 4.000%,
07/30/2018 (B)(C)	1,515,000	1,358,198
USB Capital IX (Greater of 3 month
LIBOR + 1.020% or 3.500%) 3.500%,
07/30/2018 (B)(C)	2,081,000	1,885,906
Wachovia Capital Trust III (Greater of 3
month LIBOR + 0.930% or 5.570%)
5.570%, 07/30/2018 (B)(C)	1,782,000	1,764,180
		10,606,501
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $10,518,964)		$10,606,501

TERM LOANS (D) – 10.6%
Consumer discretionary – 3.4%
American Axle & Manufacturing, Inc. (1
month LIBOR + 2.250%) 4.350%,
04/06/2024	1,157,375	1,151,102
Cengage Learning, Inc. (1 month LIBOR
+ 4.250%) 6.335%, 06/07/2023	1,365,000	1,250,681
Charter Communications Operating LLC
(1 month LIBOR + 2.000%) 4.100%,
04/30/2025	2,048,204	2,043,718
Cinemark USA, Inc. (1 month LIBOR +
1.750%) 3.852%, 03/29/2025	158,173	158,075
Cogeco Communications USA II LP (1
month LIBOR + 2.375%) 4.469%,
01/03/2025	1,195,000	1,186,719
Four Seasons Hotels, Ltd. (1 month
LIBOR + 2.000%) 4.094%,
11/30/2023	1,887,851	1,872,522
Hilton Worldwide Finance LLC (1 month
LIBOR + 1.750%) 3.841%,
10/25/2023	1,068,306	1,067,857
Meredith Corp.(1 month LIBOR +
3.000%) 5.094%, 01/31/2025	942,638	941,459
Metro-Goldwyn-Mayer, Inc.
06/26/2026 TBD (E)	1,010,000	999,900
Neiman Marcus Group, Ltd. LLC (1
month LIBOR + 3.250%) 5.263%,
10/25/2020	1,700,560	1,504,570
New Red Finance, Inc. (1 month LIBOR
+ 2.250%) 4.344%, 02/16/2024	1,801,024	1,792,019
Sinclair Television Group, Inc.
12/12/2024 TBD (E)	1,145,000	1,139,996
The ServiceMaster Company LLC (1
month LIBOR + 2.500%) 4.594%,
11/08/2023	1,556,725	1,552,179

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
TERM LOANS (D) (continued)
Consumer discretionary (continued)
Virgin Media Bristol LLC (1 month
LIBOR + 2.500%) 4.573%,
01/15/2026		$1,135,000	$1,125,784
Wyndham Hotels & Resorts, Inc. (1
month LIBOR + 1.750%) 3.726%,
05/30/2025		910,000	907,725
			18,694,306
Consumer staples – 0.9%
Aramark Services, Inc. (3 month LIBOR
+ 1.750%)
4.084%, 03/28/2024 to 03/11/2025		1,554,554	1,552,353
Energizer Holdings, Inc.
06/30/2025 TBD (E)		980,000	979,588
Revlon Consumer Products Corp. (1
month LIBOR + 3.500%) 5.594%,
09/07/2023		3,397,709	2,616,236
			5,148,177
Energy – 0.2%
MEG Energy Corp. (1 and 3 month
LIBOR + 3.500%) 5.834%,
12/31/2023		351,563	351,299
Peabody Energy Corp. (1 month LIBOR
+ 2.750%) 4.844%, 03/31/2025		927,246	919,726
			1,271,025
Financials – 0.5%
Brookfield Retail Holdings VII Sub 3
LLC
05/04/2025 TBD (E)		1,880,000	1,844,750
USI, Inc. (3 month LIBOR + 3.000%)
5.334%, 05/16/2024		927,988	921,724
			2,766,474
Health care – 0.4%
Catalent Pharma Solutions, Inc. (1 month
LIBOR + 2.250%) 4.344%,
05/20/2024		123,876	123,702
Gentiva Health Services, Inc.
06/02/2025 TBD (E)		1,055,000	1,047,088
Grifols Worldwide Operations USA, Inc.
(1 week LIBOR + 2.250%) 4.238%,
01/31/2025		1,234,824	1,234,824
			2,405,614
Industrials – 0.8%
AECOM (1 month LIBOR + 1.750%)
3.844%, 02/22/2025		1,119,854	1,117,402
American Airlines, Inc. (3 month LIBOR
+ 2.000%) 4.094%, 04/28/2023		844,235	834,105
RBS Global, Inc. (1 month LIBOR +
2.250%) 4.341%, 08/21/2024		440,744	439,920
StandardAero Aviation Holdings, Inc. (1
month LIBOR + 3.750%) 5.840%,
07/07/2022		362,207	362,359
United Airlines, Inc. (1 month LIBOR +
1.750%) 3.844%, 04/01/2024		444,375	439,376
WP CPP Holdings LLC (6 month
LIBOR + 3.750%) 6.280%,
04/30/2025		1,155,000	1,159,043
			4,352,205
Information technology – 2.4%
Altran Technologies SA (3 month
EURIBOR + 2.750%) 2.750%,
03/20/2025	EUR	308,298	357,107
Ascend Learning LLC (1 month LIBOR
+ 3.000%) 5.094%, 07/12/2024		$530,988	528,996

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
TERM LOANS (D) (continued)
Information technology (continued)
Avaya, Inc. (3 month LIBOR + 4.250%)
6.323%, 12/15/2024		$1,054,700	$1,055,364
Dell International LLC (1 month LIBOR
+ 2.000%) 4.100%, 09/07/2023		1,578,072	1,569,203
First Data Corp. (1 month LIBOR +
2.000%) 4.091%, 07/08/2022		1,925,600	1,915,972
Microchip Technology, Inc. (1 month
LIBOR + 2.000%) 4.100%,
05/29/2025		965,000	962,993
Micron Technology, Inc. (1 month
LIBOR + 1.750%) 3.850%,
04/26/2022		648,601	649,573
Project Deep Blue Holdings LLC (1
month LIBOR + 3.250%) 5.307%,
02/12/2025		750,000	746,250
Rackspace Hosting, Inc. (3 month
LIBOR + 3.000%) 5.363%,
11/03/2023		337,444	332,662
RP Crown Parent LLC (1 month LIBOR
+ 2.750%) 4.844%, 10/12/2023		1,677,229	1,662,553
SS&C European Holdings Sarl (1 month
LIBOR + 2.500%) 4.594%,
04/16/2025		270,264	270,113
SS&C Technologies, Inc. (1 month
LIBOR + 2.500%) 4.594%,
04/16/2025		727,472	727,065
Uber Technologies, Inc. (1 month
LIBOR + 4.000%) 6.001%,
04/04/2025		460,000	460,957
Vantiv LLC (1 month LIBOR + 1.750%)
3.787%, 08/09/2024		917,700	912,946
Zebra Technologies Corp. (3 month
LIBOR + 1.750%) 4.057%,
10/27/2021		850,950	849,129
			13,000,883
Materials – 1.0%
Berry Global Inc. (3 month LIBOR +
1.750%) 3.921%, 02/08/2020		866,754	864,465
Berry Global, Inc. (1 month LIBOR +
2.000%)
4.046%, 01/19/2024		1,975,000	1,970,477
4.075%, 10/01/2022		652,365	650,969
BWAY Holding Company
04/03/2024 TBD (E)		970,000	965,150
CROWN Americas LLC (3 month
LIBOR + 2.000%) 4.312%,
01/29/2025		255,000	254,893
Crown European Holdings SA (3 month
EURIBOR + 2.375%) 2.375%,
01/29/2025	EUR	250,000	290,698
HB Fuller Company (1 month LIBOR +
2.000%) 4.084%, 10/20/2024		$755,838	749,224
			5,745,876
Telecommunication services – 1.0%
CenturyLink, Inc. (1 month LIBOR +
2.750%) 4.844%, 01/31/2025		860,675	842,386
Sable International Finance, Ltd. (1
month LIBOR + 3.250%) 5.344%,
01/31/2025		1,425,000	1,424,017
SBA Senior Finance II LLC (1 month
LIBOR + 2.000%) 4.100%,
04/11/2025		1,459,551	1,448,605

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (D) (continued)
Telecommunication
services (continued)
Sprint Communications, Inc. (1 month
LIBOR + 2.500%) 4.625%,
02/02/2024	$878,277	$873,516
West Corp. (1 month LIBOR + 4.000%)
6.094%, 10/10/2024	820,438	816,746
		5,405,270
TOTAL TERM LOANS (Cost $59,260,485)		$58,789,830

COLLATERALIZED MORTGAGE
OBLIGATIONS – 5.1%
Commercial and residential – 4.8%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1
3.923%, 04/25/2035 (F)	276,703	281,637
Americold LLC
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (A)	645,000	688,484
Arroyo Mortgage Trust
Series 2018-1, Class A1
3.763%, 04/25/2048 (A)(F)	1,304,286	1,306,728
BBCMS Mortgage Trust
Series 2018-TALL, Class E (1 month
LIBOR + 2.437%)
4.510%, 03/15/2037 (A)(B)	815,000	818,555
Bear Stearns Adjustable Rate Mortgage
Trust
Series 2004-10, Class 12A3
3.596%, 01/25/2035 (F)	221,401	223,293
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month
LIBOR + 0.700%),
2.791%, 01/25/2035 (B)	121,121	121,018
Series 2004-13, Class A1 (1 month
LIBOR + 0.740%),
2.831%, 11/25/2034 (B)	114,010	113,973
Series 2004-8, Class 1A (1 month
LIBOR + 0.700%),
2.791%, 09/25/2034 (B)	78,974	78,928
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month
LIBOR + 1.951%)
4.024%, 03/15/2037 (A)(B)	1,040,000	1,034,784
BXP Trust
Series 2017-CC, Class C,
3.670%, 08/13/2037 (A)(F)	565,000	538,410
Series 2017-GM, Class D,
3.539%, 06/13/2039 (A)(F)	1,220,000	1,141,646
CGDBB Commercial Mortgage Trust
Series 2017-BIO, Class D (1 month
LIBOR + 1.600%)
3.673%, 07/15/2032 (A)(B)	195,000	195,244
Chase Mortgage Finance Trust
Series 2007-A1, Class 2A1
4.260%, 02/25/2037 (F)	89,088	91,380
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
3.146%, 06/11/2032 (A)(B)	675,000	674,574
Cold Storage Trust
Series 2017-E3, Class C (1 month
LIBOR + 1.350%)
3.423%, 04/15/2036 (A)(B)	775,000	777,420

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Commercial Mortgage Trust (Bank of
America Merrill Lynch/ Deutsche
Bank AG)
Series 2013-WWP, Class D
3.898%, 03/10/2031 (A)	$290,000	$297,607
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-TWC, Class D (1 month
LIBOR + 2.250%)
4.296%, 02/13/2032 (A)(B)	665,000	668,271
Commercial Mortgage Trust (Deutsche
Bank AG/Morgan Stanley)
Series 2014-PAT, Class E (1 month
LIBOR + 3.150%)
5.196%, 08/13/2027 (A)(B)	361,000	364,075
Core Industrial Trust
Series 2015-CALW, Class F
3.979%, 02/10/2034 (A)(F)	695,000	674,092
Credit Suisse Commercial Mortgage
Trust
Series 2015-GLPB, Class A
3.639%, 11/15/2034 (A)	680,000	687,091
DBGS Mortgage Trust
Series 2018-BIOD, Class B (1 month
LIBOR + 0.888%)
2.788%, 05/15/2035 (A)(B)	730,000	727,292
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
1.054%, 09/19/2044	1,928,732	59,617
Series 2005-AR2, Class X2 IO,
1.441%, 03/19/2045	3,237,942	89,914
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class EFX
3.495%, 12/15/2034 (A)(F)	800,000	790,848
GRACE Mortgage Trust
Series 2014-GRCE, Class F
3.710%, 06/10/2028 (A)(F)	600,000	586,275
Greenwich Capital Commercial Funding
Corp.
Series 2006-GG7, Class AM
5.950%, 07/10/2038 (F)	29,683	29,688
GS Mortgage Securities Corp. Trust
Series 2018-CHLL, Class F (1 month
LIBOR + 3.330%)
4.888%, 02/15/2037 (A)(B)	280,000	279,660
GSR Mortgage Loan Trust
Series 2004-5, Class 2A1
4.327%, 05/25/2034 (F)	387,717	393,829
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
3.683%, 06/19/2034 (F)	182,081	183,078
Series 2004-7, Class 4A,
3.836%, 11/19/2034 (F)	286,680	293,613
Series 2005-2, Class X IO,
1.153%, 05/19/2035	1,243,464	46,254
Series 2005-9, Class 2A1A (1 month
LIBOR + 0.340%),
2.424%, 06/20/2035 (B)	307,172	300,932
Series 2005-9, Class 2A1C (1 month
LIBOR + 0.450%),
2.534%, 06/20/2035 (B)	208,625	207,986
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (A)	7,501,322	105,886

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
HarborView Mortgage
Loan Trust (continued)
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	$7,726,468	$116,060
Series 2007-6, Class ES IO,
0.353%, 08/19/2037 (A)	6,430,247	99,663
IMT Trust
Series 2017-A3, Class EFL (1 month
LIBOR + 2.150%)
4.223%, 06/15/2034 (A)(B)	325,000	324,644
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
1.232%, 10/25/2036	5,240,988	234,251
Series 2005-AR18, Class 2X IO,
0.895%, 10/25/2036	12,587,567	95,002
JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2018-AON, Class D
4.613%, 07/05/2031 (A)(F)	270,000	276,924
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
3.575%, 12/25/2034 (F)	112,845	113,709
Series 2005-A2, Class A2,
3.537%, 02/25/2035 (F)	229,417	237,569
Series 2005-A8, Class A2A (1 month
LIBOR + 0.270%),
2.361%, 08/25/2036 (B)	606,188	600,127
Series 2006-3, Class 2A1,
3.711%, 10/25/2036 (F)	153,810	152,268
Morgan Stanley Capital I Trust
Series 2014-150E, Class F,
4.438%, 09/09/2032 (A)(F)	695,000	666,512
Series 2017-CLS, Class D (1 month
LIBOR + 1.400%),
3.473%, 11/15/2034 (A)(B)	370,000	370,000
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
3.661%, 10/25/2034 (F)	254,404	259,427
Series 2004-9, Class 1A,
5.394%, 11/25/2034 (F)	156,373	163,491
MSCG Trust
Series 2016-SNR, Class D
6.550%, 11/15/2034 (A)	360,885	366,073
MSDB Trust
Series 2017-712F, Class B
3.568%, 07/11/2039 (A)(F)	785,000	751,710
Olympic Tower Mortgage Trust
Series 2017-OT, Class A
3.566%, 05/10/2039 (A)	595,000	585,160
One Market Plaza Trust
Series 2017-1MKT, Class D
4.145%, 02/10/2032 (A)	275,000	271,266
Opteum Mortgage Acceptance Corp.
Trust
Series 2005-4, Class 1APT (1 month
LIBOR + 0.310%)
2.401%, 11/25/2035 (B)	147,380	146,171
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.590%, 01/11/2037 (A)(F)	540,000	513,269

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
SFAVE Commercial Mortgage Securities
Trust
Series 2015-5AVE, Class D
4.534%, 01/05/2043 (A)(F)	$635,000	$519,505
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6
4.148%, 12/25/2033 (F)	177,739	176,435
Thornburg Mortgage Securities Trust
Series 2007-4, Class 1A1
3.393%, 09/25/2037 (F)	421,586	425,138
Verus Securitization Trust
Series 2018-1, Class A1
2.929%, 02/25/2048 (A)(F)	564,726	560,016
VNDO Trust
Series 2016-350P, Class D
4.033%, 01/10/2035 (A)(F)	999,000	966,958
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
3.480%, 01/25/2035 (F)	263,911	269,930
Series 2005-AR2, Class 2A1B (1
month LIBOR + 0.370%),
2.461%, 01/25/2045 (B)	418,309	415,089
Series 2005-AR2, Class 2A2B (1
month LIBOR + 0.380%),
2.471%, 01/25/2045 (B)	288,966	287,057
Series 2005-AR3, Class A2,
3.657%, 03/25/2035 (F)	249,823	252,667
Series 2005-AR8, Class 2AB2 (1
month LIBOR + 0.840%),
2.931%, 07/25/2045 (B)	305,739	305,650
Series 2005-AR8, Class 2AB3 (1
month LIBOR + 0.720%),
2.811%, 07/25/2045 (B)	299,247	297,382
Wells Fargo Mortgage Backed Securities
Trust
Series 2004-Z, Class 2A1
3.738%, 12/25/2034 (F)	171,151	174,329
Worldwide Plaza Trust
Series 2017-WWP, Class D
3.715%, 11/10/2036 (A)(F)	645,000	603,092
		26,468,626
U.S. Government Agency – 0.3%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month
LIBOR + 1.650%),
3.741%, 04/25/2024 (B)	216,406	219,401
Series 2015-DNA1, Class M2 (1
month LIBOR + 1.850%),
3.941%, 10/25/2027 (B)	355,089	361,734
Series 2015-DNA1, Class M3 (1
month LIBOR + 3.300%),
5.391%, 10/25/2027 (B)	300,000	335,090
Series 2016-A3, Class M1 (1 month
LIBOR + 0.800%),
2.891%, 03/25/2029 (B)	209,284	209,547
Series 292, Class IO,
3.500%, 11/15/2027	553,938	59,213
Series 304, Class C42 IO,
4.000%, 12/15/2027	687,141	50,939
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	773,931	84,549

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	$1,032,814	$109,542
Series 2014-C02, Class 1M1 (1 month
LIBOR + 0.950%),
3.041%, 05/25/2024 (B)	55,005	55,164
Series 402, Class 3 IO,
4.000%, 11/25/2039	135,307	27,811
Series 402, Class 7 IO,
4.500%, 11/25/2039	144,504	32,067
Series 406, Class 3 IO,
4.000%, 01/25/2041	145,827	31,317
Series 407, Class 4 IO,
4.500%, 03/25/2041	252,213	57,978
Series 407, Class 7 IO,
5.000%, 03/25/2041	600,952	146,594
Series 407, Class 8 IO,
5.000%, 03/25/2041	312,836	69,267
		1,850,213
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $28,335,754)		$28,318,839

ASSET BACKED SECURITIES – 4.1%
Aames Mortgage Investment Trust
Series 2005-4, Class M2 (1 month
LIBOR + 0.735%)
2.826%, 10/25/2035 (B)	501,890	503,886
Accredited Mortgage Loan Trust
Series 2005-2ACCR, Class M2 (1
month LIBOR + 0.660%)
2.751%, 07/25/2035 (B)	144,575	144,841
Aegis Asset Backed Securities Trust
Series 2005-2, Class M2 (1 month
LIBOR + 0.440%)
2.531%, 06/25/2035 (B)	233,176	230,956
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month
LIBOR + 0.240%)
2.331%, 07/25/2036 (A)(B)	518,707	517,014
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (A)	1,777,050	1,803,054
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (A)	2,070,450	2,075,812
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (A)	517,400	508,092
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II
4.474%, 10/25/2045 (A)	1,866,900	1,912,863
Series 2017-1A, Class A2I (3 month
LIBOR + 1.250%)
3.610%, 07/25/2047 (A)(B)	1,493,713	1,496,939
Driven Brands Funding LLC
Series 2015-1A, Class A2
5.216%, 07/20/2045 (A)	567,450	585,552
First Franklin Mortgage Loan Trust
Series 2005-FF7, Class M2 (1 month
LIBOR + 0.470%)
2.561%, 07/25/2035 (B)	254,497	255,140
FOCUS Brands Funding LLC
Series 2017-1A, Class A2II
5.093%, 04/30/2047 (A)	603,900	620,338

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust
Series 2005-MTR1, Class A4 (1
month LIBOR + 0.370%)
2.461%, 10/25/2035 (B)	$479,357	$474,873
Home Equity Asset Trust
Series 2003-1, Class M1 (1 month
LIBOR + 1.500%)
3.591%, 06/25/2033 (B)	140,791	144,022
Home Partners of America Trust
Series 2018-1, Class D (1 month
LIBOR + 1.450%)
3.384%, 07/17/2037 (A)(B)	590,000	584,572
METAL LLC
Series 2017-1, Class A
4.581%, 10/15/2042 (A)	1,015,340	1,032,317
MVW Owner Trust
Series 2018-1A, Class A
3.450%, 01/21/2036 (A)	715,000	714,841
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (1 month
LIBOR + 0.675%)
2.766%, 03/25/2035 (B)	760,000	759,621
Option One Mortgage Loan Trust
Series 2005-2, Class M1 (1 month
LIBOR + 0.660%)
2.751%, 05/25/2035 (B)	551,169	552,421
RASC Trust
Series 2005-KS7, Class M4 (1 month
LIBOR + 0.870%)
2.961%, 08/25/2035 (B)	340,000	341,828
Saxon Asset Securities Trust
Series 2006-2, Class A3C (1 month
LIBOR + 0.150%)
2.241%, 09/25/2036 (B)	685,768	682,414
Specialty Underwriting & Residential
Finance Trust
Series 2006-BC 1, Class A2D (1
month LIBOR + 0.300%)
2.560%, 12/25/2036 (B)	201,930	202,189
Structured Asset Investment Loan Trust
Series 2005-2, Class M2 (1 month
LIBOR + 0.735%)
2.826%, 03/25/2035 (B)	672,087	673,133
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.970%, 05/25/2046 (A)	1,782,850	1,840,739
Towd Point Mortgage Trust
Series 2015-6, Class M2
3.750%, 04/25/2055 (A)(F)	625,000	623,833
Series 2018-3, Class A1
3.750%, 05/25/2058 (A)(F)	745,000	745,271
Verizon Owner Trust
Series 2017-1A, Class A
2.060%, 09/20/2021 (A)	615,000	608,009
Wendy’s Funding LLC
Series 2015-1A, Class A2II
4.080%, 06/15/2045 (A)	1,517,100	1,534,016
Series 2018-1A, Class A2I
3.573%, 03/15/2048 (A)	532,325	517,697
TOTAL ASSET BACKED SECURITIES (Cost
$22,314,751)		$22,686,283

COMMON STOCKS – 3.4%
Consumer discretionary – 0.0%
Vertis Holdings, Inc. (G)(H)	8,371	0

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials – 3.3%
American Express Company	6,645	$651,210
Ameris Bancorp	11,482	612,565
BankUnited, Inc.	15,724	642,325
BOK Financial Corp.	12,112	1,138,649
Capital One Financial Corp.	14,645	1,345,876
Citigroup, Inc.	21,215	1,419,708
Columbia Banking System, Inc.	42,862	1,753,056
Comerica, Inc.	15,788	1,435,445
Glacier Bancorp, Inc.	35,447	1,371,090
Independent Bank Corp. (MA)	15,055	1,180,312
Investors Bancorp, Inc.	33,647	430,345
JPMorgan Chase & Co.	21,974	2,289,691
Park National Corp.	7,109	792,085
Prosperity Bancshares, Inc.	21,012	1,436,380
Renasant Corp.	24,055	1,094,984
Washington Trust Bancorp, Inc.	9,752	566,591
		18,160,312
Industrials – 0.1%
HC2 Holdings, Inc. (H)	88,710	518,954
TOTAL COMMON STOCKS (Cost $18,297,767)		$18,679,266

PREFERRED SECURITIES – 5.4%
Energy – 0.4%
Hess Corp., 8.000%	15,200	1,145,472
Kinder Morgan, Inc., 9.750%	39,556	1,371,407
		2,516,879
Financials – 3.1%
First Republic Bank, 5.125%	28,400	697,504
First Republic Bank, 5.500%	22,976	578,306
First Tennessee Bank NA (Greater of 3
month LIBOR + 0.850% or 3.750%),
3.750% (A)(B)	2,315	1,817,275
IBERIABANK Corp. (6.600% to 5-1-26,
then 3 month LIBOR + 4.920%)	11,376	308,972
M&T Bank Corp., Series A, 6.375%	940	955,040
People’s United Financial, Inc. (5.625%
to 12-15-26, then 3 month LIBOR +
4.020%)	48,725	1,249,309
Regions Financial Corp., 6.375%	49,349	1,259,880
Stifel Financial Corp., 5.200%	55,425	1,349,045
SunTrust Banks, Inc. (Greater of 3
month LIBOR + 0.530% or 4.000%),
4.000% (B)	24,525	605,768
The Hartford Financial Services
Group, Inc. (7.875% to 4-15-22, then
3 month LIBOR + 5.596%)	34,891	1,015,328
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	32,350	896,095
U.S. Bancorp (Greater of 3 month
LIBOR + 1.020% or 3.500%),
3.500% (B)	2,829	2,602,708
Valley National Bancorp (5.500% to
9-30-22, then 3 month LIBOR +
3.578%)	22,825	589,798
Valley National Bancorp (6.250% to
6-30-25, then 3 month LIBOR +
3.850%)	26,533	698,349
Wells Fargo & Company (5.850% to
9-15-23, then 3 month LIBOR +
3.090%)	27,605	714,970
Wells Fargo & Company (6.625% to
3-15-24, then 3 month LIBOR +
3.690%)	12,219	336,023

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Wells Fargo & Company, Series L,
7.500%	648	$816,130
Zions Bancorporation (6.950% to
9-15-23, then 3 month LIBOR +
3.890%)	22,575	646,774
		17,137,274
Health care – 0.3%
Becton, Dickinson and Company,
6.125%	28,695	1,774,786
Industrials – 0.6%
Fortive Corp., 5.000%	1,920	1,969,142
Rexnord Corp., 5.750%	15,215	950,633
Stanley Black & Decker, Inc., 5.375%	3,200	337,408
		3,257,183
Real estate – 0.3%
Crown Castle International Corp.,
Series A, 6.875%	1,410	1,513,039
Utilities – 0.7%
Dominion Energy, Inc., 6.750%	28,680	1,325,303
NextEra Energy, Inc., 6.123%	24,955	1,424,931
NextEra Energy, Inc., 6.371%	8,615	639,578
South Jersey Industries, Inc., 7.250%	10,650	579,786
		3,969,598
TOTAL PREFERRED SECURITIES (Cost $29,260,580)		$30,168,759

PURCHASED OPTIONS – 0.2%
Calls – 0.1%
Over the Counter Option on the EUR vs.
SEK (Expiration Date: 7-2-18; Strike
Price: EUR 10.40; Counterparty: U.S.
Bank N.A.) (H)(I)	26,080,000	168,788
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-11-19; Strike
Price: EUR 1.28;
Counterparty: Citibank N.A.) (H)(I)	26,910,000	73,787
Over the Counter Option on the EUR vs.
USD (Expiration Date: 11-27-18;
Strike Price: EUR 1.20;
Counterparty: Citibank N.A.) (H)(I)	19,745,000	270,842
Over the Counter Option on the EUR vs.
USD (Expiration Date: 12-31-18;
Strike Price: EUR 1.28;
Counterparty: U.S. Bank N.A.) (H)(I)	13,960,000	32,931
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-23-19; Strike
Price: EUR 1.28;
Counterparty: Citibank N.A.) (H)(I)	13,470,000	41,795
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-25-19; Strike
Price: EUR 1.34;
Counterparty: Goldman Sachs &
Company) (H)(I)	13,515,000	9,580
Over the Counter Option on the EUR vs.
USD (Expiration Date: 2-1-19; Strike
Price: EUR 1.36;
Counterparty: Goldman Sachs &
Company) (H)(I)	16,998,915	9,211
		606,934
Puts – 0.1%
Over the Counter Option on the AUD vs.
JPY (Expiration Date: 6-6-19; Strike
Price: AUD 74.50;
Counterparty: Citibank N.A.) (H)(I)	7,805,000	120,865

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Over the Counter Option on the EUR vs.
JPY (Expiration Date: 9-28-18; Strike
Price: EUR 120.00;
Counterparty: Citibank N.A.) (H)(I)	16,781,035	$47,522
Over the Counter Option on the GBP vs.
USD (Expiration Date: 6-29-18; Strike
Price: GBP 1.24;
Counterparty: Goldman Sachs &
Company) (H)(I)	17,235,000	23
Over the Counter Option on the USD vs.
CAD (Expiration Date: 2-13-19; Strike
Price: $1.19; Counterparty: Goldman
Sachs & Company) (H)(I)	33,840,000	50,489
Over the Counter Option on the USD vs.
CAD (Expiration Date: 3-20-19; Strike
Price: $1.23; Counterparty: U.S. Bank
N.A.) (H)(I)	20,107,450	108,259
Over the Counter Option on the USD vs.
CAD (Expiration Date: 3-6-19; Strike
Price: $1.22; Counterparty: Australia
and New Zealand Banking
Group) (H)(I)	20,255,000	72,837
Over the Counter Option on the USD vs.
CAD (Expiration Date: 5-24-19; Strike
Price: $1.23; Counterparty: Citigroup
Global Markets, Ltd.) (H)(I)	9,835,000	68,973
Over the Counter Option on the USD vs.
CAD (Expiration Date: 9-7-18; Strike
Price: $1.25; Counterparty: Goldman
Sachs & Company) (H)(I)	15,330,000	12,693
Over the Counter Option on the USD vs.
JPY (Expiration Date: 9-12-18; Strike
Price: $100.50;
Counterparty: Goldman Sachs &
Company) (H)(I)	16,910,000	9,926
		491,587
TOTAL PURCHASED OPTIONS (Cost $4,414,905)		$1,098,521

WARRANTS – 0.2%
JPMorgan Chase & Co. (Expiration
Date: 10-28-18; Strike Price:
$41.97) (H)	9,050	574,042
Wells Fargo & Company (Expiration
Date: 10-28-18; Strike Price:
$33.76) (H)	20,400	449,208
TOTAL WARRANTS (Cost $835,580)		$1,023,250

SHORT-TERM INVESTMENTS – 0.7%
U.S. Government Agency – 0.7%
Federal Agricultural Mortgage Corp.
Discount Note
1.630%, 07/02/2018 *	$423,000	423,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	3,753,000	3,753,000
		4,176,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,175,815)		$4,176,000
Total Investments (Strategic Income Opportunities Trust)
(Cost $572,747,838) – 99.1%		$552,143,260
Other assets and liabilities, net – 0.9%		5,222,999
TOTAL NET ASSETS – 100.0%		$557,366,259

Strategic Income Opportunities Trust (continued)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $157,932,459 or 28.3% of the fund’s net assets as of 6-30-18.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
2-Year U.S. Treasury Note Futures	169	Long	Sep 2018	$35,817,706	$35,798,953	$(18,753)
10-Year U.S. Treasury Note Futures	257	Short	Sep 2018	(30,724,908)	(30,888,188)	(163,280)
10-Year Ultra U.S. Treasury Bond Futures	71	Short	Sep 2018	(9,027,353)	(9,104,641)	(77,288)
5-Year U.S. Treasury Note Futures	331	Short	Sep 2018	(37,541,839)	(37,607,289)	(65,450)
German Euro BUND Futures	255	Short	Sep 2018	(47,920,561)	(48,405,603)	(485,042)
U.S. Treasury Long Bond Futures	80	Short	Sep 2018	(11,463,630)	(11,600,000)	(136,370)
						$(946,183)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	15,818,404	EUR	10,220,000	State Street Bank and Trust Company	9/19/2018	—	($295,373)
AUD	3,245,000	JPY	262,205,735	Australia and New Zealand Banking Group	9/19/2018	$20,962	—
AUD	3,105,000	JPY	250,620,075	Bank of America, N.A.	9/19/2018	22,539	—
AUD	3,090,000	JPY	249,468,060	Citibank N.A.	9/19/2018	21,897	—
AUD	3,190,000	JPY	258,833,410	Goldman Sachs Bank USA	9/19/2018	10,873	—
AUD	3,170,000	JPY	255,438,600	UBS AG	9/19/2018	26,897	—
AUD	14,420,000	USD	10,655,140	HSBC Bank USA	9/19/2018	18,917	—
AUD	793,266	USD	601,091	State Street Bank and Trust Company	9/19/2018	—	(13,895)
BRL	48,808,469	USD	12,843,320	Citibank N.A.	9/19/2018	—	(350,502)
CAD	8,265,754	USD	6,240,000	Citibank N.A.	9/19/2018	55,683	—
CAD	24,549,778	USD	18,936,520	Goldman Sachs Bank USA	9/19/2018	—	(237,970)
CAD	8,336,106	USD	6,450,000	Royal Bank of Canada	9/19/2018	—	(100,733)
EUR	19,595,000	SEK	198,961,752	Citibank N.A.	9/19/2018	671,467	—
EUR	1,622,500	SEK	16,415,136	Goldman Sachs Bank USA	9/19/2018	62,252	—
EUR	1,947,000	SEK	19,686,635	JPMorgan Chase Bank N.A.	9/19/2018	75,997	—
EUR	25,610,000	USD	30,172,023	Citibank N.A.	9/19/2018	—	(90,132)
EUR	13,490,000	USD	15,972,419	JPMorgan Chase Bank N.A.	9/19/2018	—	(126,862)
EUR	6,430,000	USD	7,564,091	Standard Chartered Bank	9/19/2018	—	(11,317)
JPY	787,972,182	AUD	9,605,000	Australia and New Zealand Banking Group	9/19/2018	45,647	—
JPY	502,323,180	AUD	6,195,000	HSBC Bank USA	9/19/2018	—	(24,140)
MXN	332,737,300	USD	16,058,750	Goldman Sachs Bank USA	9/19/2018	493,064	—
NOK	29,268,487	EUR	3,095,000	UBS AG	9/19/2018	—	(30,643)
NZD	1,905,000	USD	1,335,524	Australia and New Zealand Banking Group	9/19/2018	—	(45,171)
SEK	162,539,704	EUR	15,866,008	Goldman Sachs Bank USA	9/19/2018	—	(381,846)
SEK	289,869,295	EUR	28,389,801	JPMorgan Chase Bank N.A.	9/19/2018	—	(792,272)
SEK	195,938,926	EUR	19,220,000	State Street Bank and Trust Company	9/19/2018	—	(570,474)
SEK	33,360,704	EUR	3,270,000	U.S. Bank	9/19/2018	—	(94,298)
SEK	32,393,577	EUR	3,160,000	UBS AG	9/19/2018	—	(73,707)
SGD	108,000	USD	81,125	State Street Bank and Trust Company	9/19/2018	—	(1,728)
USD	16,923,845	AUD	22,051,618	Australia and New Zealand Banking Group	9/19/2018	600,666	—
USD	4,795,831	AUD	6,300,000	Citibank N.A.	9/19/2018	132,408	—
USD	7,202,055	AUD	9,450,000	HSBC Bank USA	9/19/2018	206,920	—
USD	18,874,110	AUD	25,660,000	Standard Chartered Bank	9/19/2018	—	(120,086)
USD	7,510,000	BRL	28,895,194	Citibank N.A.	9/19/2018	114,103	—
USD	12,379,767	BRL	48,808,469	State Street Bank and Trust Company	9/19/2018	—	(113,051)
USD	835,578	CAD	1,098,564	Toronto Dominion Bank	7/5/2018	—	(89)
USD	1,577,811	DKK	9,980,000	UBS AG	9/19/2018	3,931	—
USD	3,733,775	EUR	3,145,000	Australia and New Zealand Banking Group	9/19/2018	39,611	—
USD	11,386,679	EUR	9,637,721	Goldman Sachs Bank USA	9/19/2018	66,067	—
USD	3,732,086	EUR	3,175,000	HSBC Bank USA	9/19/2018	2,683	—
USD	4,290,701	EUR	3,642,279	JPMorgan Chase Bank N.A.	9/19/2018	12,426	—
USD	3,826,461	EUR	3,215,000	Standard Chartered Bank	9/19/2018	50,074	—
USD	4,017,265	EUR	3,385,000	State Street Bank and Trust Company	9/19/2018	41,193	—
USD	3,736,578	EUR	3,175,000	UBS AG	9/19/2018	7,175	—
USD	4,040,386	GBP	3,010,000	HSBC Bank USA	9/19/2018	54,244	—
USD	1,591,976	JPY	173,435,071	Standard Chartered Bank	9/19/2018	17,025	—
USD	18,209,611	MXN	379,673,373	Citibank N.A.	9/19/2018	—	(677,010)
USD	3,772,610	MXN	77,394,693	State Street Bank and Trust Company	9/19/2018	—	(77,342)
USD	755,000	MXN	15,132,401	UBS AG	9/19/2018	2,248	—

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	14,711,652	NZD	21,000,000	Australia and New Zealand Banking Group	9/19/2018	$487,291	—
USD	362,849	SGD	483,732	HSBC Bank USA	9/19/2018	7,228	—
						$3,371,488	($4,228,641)

WRITTEN OPTIONS

Foreign currency options
			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Puts
Euro Dollar versus Swedish Krona	U.S. Bank	EUR	10.28	Jul 2018	26,080,000	$19,135	$(30)
U.S. Dollar versus Canadian Dollar	Federal Reserve Bank of Boston	USD	1.32	Jul 2018	13,055,000	28,577	(82,403)
U.S. Dollar versus Canadian Dollar	U.S. Bank	USD	1.20	Mar 2019	13,405,000	161,101	(32,655)
						$208,813	$(115,088)

* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Total Bond Market Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 67.5%
U.S. Government – 37.8%
U.S. Treasury Bonds
2.750%, 08/15/2047	$3,000,000	$2,859,727
3.000%, 02/15/2047 to 02/15/2048	22,185,000	22,242,516
4.250%, 05/15/2039 to 11/15/2040	4,610,000	5,559,893
4.375%, 05/15/2041	1,830,000	2,257,548
4.625%, 02/15/2040	5,000,000	6,338,281
4.750%, 02/15/2041	2,000,000	2,589,219
7.875%, 02/15/2021	3,400,000	3,851,961
8.125%, 08/15/2021	1,400,000	1,628,977
8.750%, 08/15/2020	5,750,000	6,479,307
U.S. Treasury Notes
1.250%, 04/30/2019 to 01/31/2020	2,000,000	1,971,953
1.375%, 09/30/2018 to 10/31/2020	31,400,000	30,565,839
1.500%, 01/31/2019 to 02/28/2019	7,700,000	7,665,149
1.500%, 03/31/2019 (A)	4,500,000	4,473,984
1.625%, 06/30/2019 to 07/31/2020	30,300,000	29,865,899
1.750%, 09/30/2019	7,000,000	6,941,211
2.000%, 11/15/2021 to 02/15/2022	29,400,000	28,768,305
2.250%, 02/15/2021 to 11/15/2027	23,595,000	22,584,374
2.625%, 02/28/2023	3,000,000	2,987,109
2.750%, 02/15/2019 to 04/30/2023	10,500,000	10,523,926

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
3.125%, 05/15/2021	$13,100,000	$13,279,613
		213,434,791
U.S. Government Agency – 29.7%
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	247,789
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,480,017
2.500%, TBA (B)	3,000,000	2,912,551
2.500%, 04/01/2031	2,195,341	2,135,377
3.000%, TBA (B)	5,000,000	4,838,148
3.000%, 07/01/2032 to 08/01/2046	6,862,478	6,703,960
3.500%, TBA (B)	4,300,000	4,276,175
3.500%, 12/01/2025 to 03/01/2045	4,618,536	4,633,717
3.617%, (12 month LIBOR +
1.868%), 08/01/2037 (C)	583,077	612,223
4.000%, 02/01/2024 to 09/01/2047	5,506,767	5,628,649
4.100%, (12 month LIBOR +
2.100%), 02/01/2037 (C)	64,528	67,942
4.500%, 05/01/2024 to 11/01/2041	2,337,423	2,451,519
5.000%, TBA (B)	2,300,000	2,429,496
5.000%, 06/01/2023 to 10/01/2040	581,096	620,158
5.500%, 02/01/2023 to 01/01/2039	751,654	816,573

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
6.000%, 10/01/2036 to 10/01/2038	$358,742	$399,021
6.250%, 07/15/2032	450,000	601,898
6.500%, 01/01/2021 to 09/01/2038	90,996	102,758
6.750%, 09/15/2029	1,200,000	1,599,932
7.000%, 04/01/2029 to 10/01/2038	72,784	82,500
7.500%, 09/01/2030 to 03/01/2032	9,301	10,681
8.000%, 02/01/2030	1,365	1,578
Federal National Mortgage Association
2.500%, TBA (B)	4,000,000	3,888,088
2.500%, 05/01/2028	1,247,409	1,226,883
2.625%, 09/06/2024	1,000,000	983,017
3.000%, TBA (B)	11,400,000	11,039,883
3.000%, 01/01/2027 to 07/01/2046	15,168,127	14,879,054
3.143%, (12 month LIBOR +
1.328%), 01/01/2035 (C)	308,960	317,354
3.434%, (6 month LIBOR + 1.414%),
07/01/2034 (C)	179,980	184,131
3.500%, TBA (B)	3,000,000	2,985,136
3.500%, 12/01/2025 to 07/01/2046	20,127,079	20,178,305
3.637%, (12 month LIBOR +
1.887%), 10/01/2037 (C)	89,463	94,116
3.656%, (12 month LIBOR +
1.611%), 09/01/2037 (C)	143,137	148,982
4.000%, 08/01/2020 to 04/01/2047	11,002,823	11,284,698
4.017%, (12 month LIBOR +
1.793%), 04/01/2037 (C)	307,165	316,768
4.109%, (1 Year CMT + 2.185%),
05/01/2036 (C)	77,467	80,239
4.500%, 12/01/2020 to 06/01/2041	3,400,539	3,567,894
5.000%, 12/01/2018 to 07/01/2039	1,649,139	1,759,739
5.500%, 08/01/2021 to 11/01/2038	966,736	1,047,278
6.000%, 01/01/2021 to 08/01/2038	722,636	791,944
6.500%, 03/01/2022 to 12/01/2037	182,965	205,932
7.000%, 02/01/2031 to 10/01/2038	68,324	77,115
7.125%, 01/15/2030	209,000	287,655
7.250%, 05/15/2030	1,450,000	2,024,655
7.500%, 09/01/2030 to 08/01/2031	23,342	26,710
8.000%, 08/01/2030 to 09/01/2031	6,366	7,329
8.500%, 09/01/2030	957	1,123
Financing Corp.
8.600%, 09/26/2019	675,000	724,259
Government National
Mortgage Association
3.000%, TBA (B)	5,000,000	4,894,553
3.000%, 08/15/2043 to 06/20/2047	7,782,081	7,634,036
3.500%, TBA (B)	2,800,000	2,807,155
3.500%, 04/15/2042 to 02/20/2047	16,383,331	16,503,959
4.000%, 11/15/2026 to 01/20/2048	9,524,668	9,799,991
4.500%, 05/15/2019 to 10/20/2040	1,589,547	1,673,315
5.000%, 10/15/2023 to 07/20/2040	1,467,606	1,566,186
5.500%, 08/15/2023 to 09/20/2039	520,190	563,261
6.000%, 07/15/2029 to 10/15/2038	336,929	373,100
6.500%, 05/15/2028 to 12/15/2038	231,947	262,363
7.000%, 08/15/2029 to 05/15/2032	41,063	46,539
7.500%, 09/15/2030 to 01/15/2031	7,929	9,117
8.000%, 04/15/2031	7,819	9,267
8.500%, 09/15/2030	5,231	6,197
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	720,692
		167,650,680
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $387,657,186)		$381,085,471

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Brazil – 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025	$1,612,000	$1,523,340
Canada – 0.3%
Province of British Columbia
6.500%, 01/15/2026	490,000	589,208
Province of Manitoba
9.625%, 12/01/2018	300,000	308,105
Province of Quebec
7.125%, 02/09/2024	150,000	179,412
7.500%, 07/15/2023	410,000	489,368
		1,566,093
Chile – 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	519,045
Colombia – 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	561,275
Israel – 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	537,560
5.500%, 09/18/2023	455,000	511,998
		1,049,558
Italy – 0.0%
Republic of Italy
6.875%, 09/27/2023	300,000	331,920
Mexico – 0.2%
Government of Mexico
6.050%, 01/11/2040	930,000	1,025,325
Panama – 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	453,250
Peru – 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	311,875
7.125%, 03/30/2019 (A)	120,000	123,780
		435,655
Philippines – 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,010,953
Poland – 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	113,906
South Africa – 0.1%
Republic of South Africa
5.500%, 03/09/2020	740,000	758,743
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	338,432
6.250%, 09/26/2022	400,000	400,836
		739,268
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,343,325)		$10,088,331

CORPORATE BONDS – 26.0%
Consumer discretionary – 2.5%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	545,824
American Honda Finance Corp.
2.150%, 03/13/2020	250,000	246,757
2.450%, 09/24/2020	470,000	464,050
AutoZone, Inc.
3.250%, 04/15/2025	1,000,000	953,264

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Brinker International, Inc.
3.875%, 05/15/2023	$250,000	$235,625
CBS Corp.
4.300%, 02/15/2021	150,000	152,469
Comcast Corp.
2.350%, 01/15/2027	455,000	398,524
3.375%, 02/15/2025	600,000	575,885
5.700%, 07/01/2019	310,000	318,540
6.500%, 11/15/2035	255,000	303,005
Discovery Communications LLC
5.625%, 08/15/2019	154,000	158,350
Ford Motor Credit Company LLC
3.096%, 05/04/2023	280,000	266,896
3.336%, 03/18/2021	1,000,000	990,910
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	280,179
5.250%, 03/01/2026	650,000	673,550
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	240,005
Historic TW, Inc.
7.570%, 02/01/2024	240,000	280,922
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	245,972
Lowe’s Companies, Inc.
3.375%, 09/15/2025	460,000	450,289
McDonald’s Corp.
3.625%, 05/20/2021	250,000	252,928
5.000%, 02/01/2019	228,000	231,024
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	237,664
Newell Brands, Inc.
2.150%, 10/15/2018	250,000	249,440
3.900%, 11/01/2025	250,000	238,285
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	309,826
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	133,345
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	392,204
3.350%, 09/15/2025	752,000	739,958
4.250%, 04/01/2046	390,000	392,017
5.875%, 12/16/2036	280,000	339,818
The Walt Disney Company
1.500%, 09/17/2018	500,000	498,965
3.150%, 09/17/2025	500,000	483,152
Time Warner Cable LLC
4.125%, 02/15/2021	60,000	60,302
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	647,884
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	322,726
Viacom, Inc.
4.500%, 03/01/2021	120,000	122,078
Warner Media LLC
4.850%, 07/15/2045	500,000	455,121
7.625%, 04/15/2031	285,000	363,554
		14,251,307
Consumer staples – 1.4%
Altria Group, Inc.
4.500%, 05/02/2043	500,000	479,190
9.250%, 08/06/2019	105,000	112,157
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	800,000	783,430
4.900%, 02/01/2046	500,000	514,077

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	$460,000	$483,364
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	168,064
Campbell Soup Company
4.500%, 02/15/2019	300,000	302,661
Conagra Brands, Inc.
9.750%, 03/01/2021	175,000	201,710
Diageo Capital PLC
4.828%, 07/15/2020	95,000	98,182
Edgewell Personal Care Company
4.700%, 05/19/2021	250,000	249,375
General Mills, Inc.
5.650%, 02/15/2019	315,000	320,267
Kellogg Company
4.150%, 11/15/2019	30,000	30,415
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	445,605
3.950%, 07/15/2025	600,000	583,025
6.125%, 08/23/2018	66,000	66,337
6.875%, 01/26/2039	40,000	46,925
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	471,757
4.000%, 03/05/2042	270,000	264,721
5.500%, 01/15/2040	280,000	333,966
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	248,770
4.125%, 05/17/2021	320,000	326,962
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	264,643
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (D)	250,000	244,667
The Coca-Cola Company
3.150%, 11/15/2020	560,000	563,119
Walgreen Company
5.250%, 01/15/2019	84,000	85,048
		7,688,437
Energy – 2.6%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	323,396
Apache Corp.
3.625%, 02/01/2021	250,000	250,794
BP Capital Markets PLC
2.750%, 05/10/2023	250,000	241,916
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	341,885
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	41,024
Chevron Corp.
1.961%, 03/03/2020	850,000	839,180
4.950%, 03/03/2019	90,000	91,375
DCP Midstream Operating LP
9.750%, 03/15/2019 (D)	95,000	98,919
Devon Energy Corp.
5.000%, 06/15/2045	485,000	493,008
Devon Financing Company LLC
7.875%, 09/30/2031	170,000	215,452
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	130,387
Enbridge, Inc.
3.700%, 07/15/2027 (A)	400,000	378,900
Encana Corp.
6.500%, 08/15/2034	270,000	307,729
Energy Transfer Partners LP
6.125%, 12/15/2045	350,000	349,801

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP (continued)
6.500%, 02/01/2042	$50,000	$51,443
6.700%, 07/01/2018	250,000	250,000
Ensco PLC
4.700%, 03/15/2021 (A)	360,000	351,000
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	279,324
6.875%, 03/01/2033	130,000	159,708
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	306,122
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	733,151
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	698,120
6.375%, 03/01/2041	60,000	64,438
6.500%, 09/01/2039	180,000	194,253
9.000%, 02/01/2019	60,000	62,023
Kinder Morgan, Inc.
5.550%, 06/01/2045	375,000	378,611
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	186,456
Marathon Oil Corp.
3.850%, 06/01/2025	500,000	491,682
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	108,675
Nexen Energy ULC
6.200%, 07/30/2019	120,000	123,855
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	36,250
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	307,061
ONEOK Partners LP
6.650%, 10/01/2036	268,000	312,092
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	341,001
5.375%, 01/27/2021	400,000	402,920
8.375%, 12/10/2018	90,000	91,666
Petro-Canada
5.950%, 05/15/2035	235,000	271,387
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	493,585
5.500%, 01/21/2021	320,000	329,437
6.625%, 06/15/2035	230,000	224,825
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,024,201
6.375%, 12/15/2038	90,000	116,658
Southern Natural Gas Company LLC
4.400%, 06/15/2021	250,000	255,366
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	164,985
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	211,375
Tosco Corp.
8.125%, 02/15/2030	383,000	509,305
Total Capital SA
4.125%, 01/28/2021	40,000	41,036
4.250%, 12/15/2021	60,000	61,959
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	452,986
Valero Energy Corp.
7.500%, 04/15/2032	270,000	345,189
Williams Partners LP
5.250%, 03/15/2020	400,000	412,340
		14,948,251

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials – 8.4%
AEGON Funding Company LLC
5.750%, 12/15/2020	$165,000	$174,006
American Express Company
2.650%, 12/02/2022	345,000	331,182
American International Group, Inc.
4.125%, 02/15/2024	550,000	552,321
6.250%, 05/01/2036	430,000	490,148
Asian Development Bank
5.593%, 07/16/2018	590,000	590,676
Bank of America Corp.
2.625%, 10/19/2020	400,000	395,002
3.300%, 01/11/2023	800,000	788,012
6.875%, 11/15/2018	120,000	121,865
4.450%, 03/03/2026	700,000	701,499
7.750%, 05/14/2038	480,000	650,031
Bank of America Corp. (3.004% to
12-20-22, then 3 month LIBOR +
0.790%) 12/20/2023	386,000	374,293
Bank of America Corp. (3.419% to
12-20-27, then 3 month LIBOR +
1.040%) 12/20/2028	1,312,000	1,234,984
Bank of America Corp. (3.970% to
3-5-28, then 3 month LIBOR +
1.070%) 03/05/2029	500,000	491,920
Bank of America Corp. (4.443% to
1-20-47, then 3 month LIBOR +
1.990%) 01/20/2048	500,000	487,745
Barclays PLC
4.375%, 01/12/2026	500,000	485,566
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	62,062
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	500,000	481,588
Branch Banking & Trust Company
2.850%, 04/01/2021	500,000	494,690
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	350,549
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,877,011
Citigroup, Inc.
2.350%, 08/02/2021	500,000	482,940
2.400%, 02/18/2020	1,500,000	1,480,828
4.450%, 09/29/2027	500,000	491,935
5.500%, 09/13/2025	400,000	424,553
Citigroup, Inc. (4.281% to 4-24-47, then
3 month LIBOR + 1.839%)
04/24/2048	500,000	472,487
Cooperatieve Rabobank UA
4.500%, 01/11/2021	500,000	514,075
Credit Suisse AG
3.000%, 10/29/2021	750,000	739,901
Credit Suisse Group Funding
Guernsey, Ltd.
3.450%, 04/16/2021	575,000	572,796
3.750%, 03/26/2025	250,000	240,372
Discover Financial Services
5.200%, 04/27/2022	120,000	125,129
European Bank for Reconstruction &
Development
1.000%, 09/17/2018	500,000	498,783
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,737,740
2.875%, 09/15/2020	700,000	702,149

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
GE Capital International Funding
Company Unlimited Company
4.418%, 11/15/2035	$822,000	$795,845
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	567,023
6.500%, 09/15/2037	660,000	769,496
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	988,287
Inter-American Development Bank
1.875%, 03/15/2021	1,100,000	1,075,059
7.000%, 06/15/2025	325,000	398,354
International Bank for Reconstruction &
Development
2.125%, 11/01/2020	1,300,000	1,283,484
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	669,164
3.375%, 05/01/2023	500,000	488,186
3.875%, 02/01/2024	1,300,000	1,308,077
4.350%, 08/15/2021	710,000	730,095
6.400%, 05/15/2038	125,000	153,198
JPMorgan Chase & Co. (3.509% to
1-23-28, then 3 month LIBOR +
0.945%) 01/23/2029	500,000	474,155
KeyCorp
5.100%, 03/24/2021	250,000	261,003
KFW
1.875%, 04/01/2019	1,000,000	995,716
Lincoln National Corp.
7.000%, 06/15/2040	150,000	188,285
MetLife, Inc.
4.600%, 05/13/2046	500,000	506,270
6.817%, 08/15/2018	190,000	190,978
Moody’s Corp.
5.500%, 09/01/2020	60,000	62,778
Morgan Stanley
2.650%, 01/27/2020	300,000	297,812
2.800%, 06/16/2020	485,000	481,067
3.700%, 10/23/2024 (A)	950,000	937,482
4.100%, 05/22/2023	750,000	752,610
7.300%, 05/13/2019	110,000	114,018
Morgan Stanley (3.772% to 1-24-28,
then 3 month LIBOR + 1.140%)
01/24/2029	550,000	530,004
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	184,609
Northern Trust Corp.
3.450%, 11/04/2020	300,000	302,834
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	61,999
Prudential Financial, Inc.
5.375%, 06/21/2020	280,000	291,370
Raymond James Financial, Inc.
4.950%, 07/15/2046	600,000	609,687
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	51,814
Royal Bank of Canada
2.200%, 07/27/2018	600,000	599,909
State Street Corp.
3.100%, 05/15/2023	250,000	246,443
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	497,967
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/2026	550,000	545,412

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp.
2.450%, 11/27/2020	$450,000	$442,643
The Bank of Nova Scotia
2.350%, 10/21/2020	400,000	392,102
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	587,086
3.500%, 01/23/2025	750,000	724,050
3.625%, 01/22/2023	500,000	496,554
3.750%, 02/25/2026	500,000	484,290
6.125%, 02/15/2033	375,000	428,595
7.500%, 02/15/2019	240,000	246,631
The Hartford Financial Services
Group, Inc.
5.950%, 10/15/2036	170,000	200,768
The PNC Financial Services Group, Inc.
6.700%, 06/10/2019	310,000	320,849
The Toronto-Dominion Bank
1.800%, 07/13/2021	500,000	478,787
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	318,875
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	232,708
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	61,630
U.S. Bancorp
3.000%, 03/15/2022	600,000	593,348
Wells Fargo & Company
5.375%, 02/07/2035	1,500,000	1,658,167
Wells Fargo & Company, Series M
3.450%, 02/13/2023	750,000	734,786
Westpac Banking Corp.
2.000%, 08/19/2021	600,000	574,813
XLIT, Ltd.
5.750%, 10/01/2021	310,000	330,737
		47,336,747
Health care – 2.4%
Abbott Laboratories
2.950%, 03/15/2025	300,000	283,841
3.750%, 11/30/2026	500,000	491,285
AbbVie, Inc.
2.900%, 11/06/2022	500,000	485,044
3.200%, 05/14/2026	716,000	667,693
4.400%, 11/06/2042	260,000	246,779
Aetna, Inc.
3.500%, 11/15/2024	200,000	194,196
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	249,086
Allergan Funding SCS
3.800%, 03/15/2025	861,000	835,825
4.750%, 03/15/2045 (A)	321,000	308,766
Amgen, Inc.
4.400%, 05/01/2045	260,000	248,696
4.663%, 06/15/2051	159,000	157,082
5.700%, 02/01/2019	450,000	457,389
Anthem, Inc.
4.101%, 03/01/2028	350,000	342,993
4.650%, 08/15/2044	150,000	146,201
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	298,053
Celgene Corp.
3.875%, 08/15/2025	600,000	582,877
Cigna Corp.
4.000%, 02/15/2022	280,000	283,845
CVS Health Corp.
3.875%, 07/20/2025	650,000	635,377

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. (continued)
4.125%, 05/15/2021	$60,000	$61,056
CVS Pass-Through Trust
8.353%, 07/10/2031 (D)	78,197	94,478
Express Scripts Holding Company
6.125%, 11/15/2041	330,000	369,167
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	592,175
4.500%, 04/01/2021	330,000	340,336
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	269,558
Humana, Inc.
3.850%, 10/01/2024	350,000	349,213
Johnson & Johnson
5.850%, 07/15/2038	285,000	364,468
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	287,446
Life Technologies Corp.
5.000%, 01/15/2021	310,000	320,454
Merck & Company, Inc.
2.750%, 02/10/2025	850,000	812,351
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	81,137
Pfizer, Inc.
2.750%, 06/03/2026	713,000	674,244
4.400%, 05/15/2044	264,000	274,223
Pharmacia LLC
6.500%, 12/01/2018	335,000	340,184
Quest Diagnostics, Inc.
4.700%, 03/30/2045	500,000	499,258
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	350,000	355,117
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	50,340
5.800%, 03/15/2036	300,000	355,053
		13,405,286
Industrials – 1.7%
3M Company
3.000%, 08/07/2025	330,000	321,918
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	50,614
4.700%, 10/01/2019	250,000	255,649
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	311,675
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	498,063
CSX Corp.
3.350%, 11/01/2025	420,000	405,102
3.700%, 10/30/2020	270,000	272,884
Emerson Electric Company
2.625%, 12/01/2021	250,000	245,409
4.875%, 10/15/2019	250,000	256,446
FedEx Corp.
3.875%, 08/01/2042	420,000	375,611
8.000%, 01/15/2019	50,000	51,379
Fluor Corp.
3.375%, 09/15/2021	320,000	319,616
General Electric Company
4.500%, 03/11/2044	500,000	489,826
6.750%, 03/15/2032	66,000	80,520
6.875%, 01/10/2039	168,000	212,614
Ingersoll-Rand Global Holding
Company, Ltd.
4.300%, 02/21/2048	600,000	576,266

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
John Deere Capital Corp.
1.700%, 01/15/2020	$550,000	$540,711
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	164,391
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	250,537
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	151,544
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	183,056
Precision Castparts Corp.
3.250%, 06/15/2025	500,000	486,432
Ryder System, Inc.
2.450%, 11/15/2018	250,000	249,852
Snap-on, Inc.
6.125%, 09/01/2021	310,000	336,795
The Boeing Company
1.650%, 10/30/2020	438,000	425,851
2.600%, 10/30/2025	438,000	412,122
8.750%, 09/15/2031	90,000	130,741
Union Pacific Corp.
3.250%, 08/15/2025	500,000	485,799
3.799%, 10/01/2051	313,000	276,440
4.000%, 02/01/2021	280,000	285,252
4.050%, 11/15/2045	500,000	474,116
United Technologies Corp.
6.125%, 07/15/2038	225,000	263,127
		9,840,358
Information technology – 2.5%
Alphabet, Inc.
3.625%, 05/19/2021	320,000	326,758
Apple, Inc.
2.400%, 05/03/2023	800,000	770,473
2.450%, 08/04/2026	1,060,000	972,560
3.250%, 02/23/2026	500,000	487,884
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	466,139
3.900%, 10/01/2025	470,000	479,391
5.100%, 10/01/2035	470,000	514,645
Automatic Data Processing, Inc.
3.375%, 09/15/2025	752,000	743,981
Baidu, Inc.
3.000%, 06/30/2020	250,000	247,772
4.125%, 06/30/2025	250,000	248,231
Cisco Systems, Inc.
5.900%, 02/15/2039	80,000	98,911
eBay, Inc.
3.250%, 10/15/2020	250,000	250,118
Fiserv, Inc.
2.700%, 06/01/2020	250,000	247,606
HP, Inc.
3.750%, 12/01/2020	49,000	49,383
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,099,001
4.000%, 06/20/2042	210,000	204,637
5.600%, 11/30/2039	21,000	24,987
Intel Corp.
2.700%, 12/15/2022	690,000	675,518
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	302,250
Microsoft Corp.
2.000%, 11/03/2020	438,000	430,745
3.125%, 11/03/2025	438,000	430,153
3.750%, 05/01/2043	500,000	491,542
4.250%, 02/06/2047	600,000	635,906

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Microsoft Corp. (continued)
4.450%, 11/03/2045	$438,000	$470,412
Oracle Corp.
2.400%, 09/15/2023	435,000	410,186
2.650%, 07/15/2026	310,000	285,790
2.950%, 05/15/2025	550,000	525,047
4.125%, 05/15/2045	500,000	481,763
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	481,021
The Western Union Company
3.650%, 08/22/2018	100,000	100,113
Visa, Inc.
2.200%, 12/14/2020	463,000	455,480
3.150%, 12/14/2025	463,000	447,829
4.300%, 12/14/2045	463,000	481,854
Xerox Corp.
6.750%, 12/15/2039	60,000	61,115
		14,399,201
Materials – 0.9%
Agrium, Inc.
6.750%, 01/15/2019	350,000	357,080
Barrick North America Finance LLC
4.400%, 05/30/2021	61,000	63,100
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	182,318
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	500,000	472,500
Monsanto Company
2.850%, 04/15/2025	300,000	272,886
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	270,554
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	166,037
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	302,891
Praxair, Inc.
2.450%, 02/15/2022	240,000	233,420
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	121,720
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	290,070
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	487,679
5.200%, 11/02/2040	250,000	282,451
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	70,000
6.250%, 07/15/2041	270,000	268,650
The Dow Chemical Company
4.375%, 11/15/2042	590,000	559,731
9.400%, 05/15/2039	130,000	200,191
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	396,375
		4,997,653
Real estate – 0.6%
Boston Properties LP
4.125%, 05/15/2021	300,000	305,456
Crown Castle International Corp.
3.700%, 06/15/2026	400,000	377,040
Essex Portfolio LP
5.200%, 03/15/2021	60,000	62,399
HCP, Inc.
3.875%, 08/15/2024	400,000	391,028
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	62,615

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Simon Property Group LP
3.375%, 06/15/2027 (A)	$500,000	$478,077
3.500%, 09/01/2025	441,500	430,234
SL Green Operating Partnership LP
3.250%, 10/15/2022	500,000	485,735
Ventas Realty LP
4.750%, 06/01/2021	60,000	61,800
Welltower, Inc.
4.950%, 01/15/2021	320,000	329,456
Weyerhaeuser Company
4.700%, 03/15/2021	150,000	154,925
		3,138,765
Telecommunication services – 1.2%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	491,267
5.000%, 03/30/2020	61,000	62,683
AT&T, Inc.
3.000%, 02/15/2022	500,000	488,065
4.125%, 02/17/2026	575,000	562,046
4.300%, 12/15/2042	20,000	16,985
4.500%, 03/09/2048	500,000	429,168
4.750%, 05/15/2046	900,000	803,342
5.150%, 03/15/2042	50,000	47,328
6.375%, 03/01/2041	360,000	392,229
British Telecommunications PLC
9.625%, 12/15/2030	190,000	271,451
Deutsche Telekom International Finance
BV
8.750%, 06/15/2030	146,000	193,403
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	276,316
Telefonica Europe BV
8.250%, 09/15/2030	350,000	452,414
Verizon Communications, Inc.
2.625%, 02/21/2020	517,000	515,281
4.272%, 01/15/2036	458,000	422,242
4.522%, 09/15/2048	760,000	692,337
4.600%, 04/01/2021	650,000	671,872
Vodafone Group PLC
4.375%, 03/16/2021	110,000	112,911
		6,901,340
Utilities – 1.8%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	511,128
6.125%, 04/01/2036	436,000	537,043
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	251,383
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	300,334
Dominion Energy, Inc.
3.900%, 10/01/2025 (A)	242,000	239,051
5.200%, 08/15/2019	110,000	112,477
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	246,498
7.000%, 11/15/2018	290,000	294,503
Duke Energy Corp.
3.750%, 04/15/2024	500,000	498,059
4.800%, 12/15/2045	500,000	522,640
Entergy Corp.
5.125%, 09/15/2020	310,000	319,845
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	51,152

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Exelon Corp.
3.400%, 04/15/2026	$542,000	$514,602
5.150%, 12/01/2020	310,000	320,441
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	169,919
Florida Power & Light Company
5.650%, 02/01/2037	290,000	343,524
Georgia Power Company
5.950%, 02/01/2039	335,000	415,318
Hydro-Quebec
8.400%, 01/15/2022	250,000	289,610
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	228,244
NiSource, Inc.
6.800%, 01/15/2019	59,000	60,220
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	266,767
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	59,386
6.050%, 03/01/2034	454,000	490,261
PacifiCorp
6.000%, 01/15/2039	335,000	417,719
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	308,156
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	245,801
PPL WEM, Ltd.
5.375%, 05/01/2021 (D)	60,000	62,409
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	311,518
7.050%, 03/15/2019	50,000	51,434
Public Service Electric & Gas Company
3.000%, 05/15/2025	250,000	242,028
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	257,543
Southern California Edison Company
5.350%, 07/15/2035	130,000	145,274
The Southern Company
3.250%, 07/01/2026	572,000	536,734
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	50,021
8.875%, 11/15/2038	190,000	295,334
		9,966,376
TOTAL CORPORATE BONDS (Cost $142,327,811)		$146,873,721

MUNICIPAL BONDS – 0.8%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	73,108
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	187,272
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	77,069
Metropolitan Washington Airports
Authority Dulles Toll Road
7.462%, 10/01/2046	40,000	58,767
New Jersey Turnpike Authority
7.102%, 01/01/2041	90,000	126,670
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	404,971
New York State Urban Development
Corp.
5.770%, 03/15/2039	300,000	350,895
North Carolina Turnpike Authority
6.700%, 01/01/2039	35,000	35,775

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
North Carolina
Turnpike Authority (continued)
6.700%, 01/01/2039	$25,000	$25,462
State of California
7.300%, 10/01/2039	400,000	566,720
7.500%, 04/01/2034	80,000	112,359
State of Illinois, GO
5.100%, 06/01/2033	115,000	108,831
7.350%, 07/01/2035	280,000	312,651
State of Texas
5.517%, 04/01/2039	260,000	328,419
State of Utah
3.539%, 07/01/2025	390,000	395,542
4.554%, 07/01/2024	260,000	273,419
State of Washington
5.481%, 08/01/2039	260,000	317,902
Texas Transportation Commission State
Highway Fund
5.178%, 04/01/2030	310,000	353,797
University of California
5.770%, 05/15/2043	320,000	394,806
TOTAL MUNICIPAL BONDS (Cost $3,855,264)		$4,504,435

COLLATERALIZED MORTGAGE
OBLIGATIONS – 2.8%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage
Trust
Series 2015-UBS7, Class A4
3.705%, 09/15/2048	145,000	145,297
BANK
Series 2017-BNK6, Class A4
3.254%, 07/15/2060	2,000,000	1,929,745
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	495,304	485,396
Series 2012-CR5, Class A4,
2.771%, 12/10/2045	179,000	174,955
Series 2014-CR14, Class A3,
3.955%, 02/10/2047	1,000,000	1,023,957
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	700,000	698,314
GS Mortgage Securities Trust
Series 2016-GS4, Class A3,
3.178%, 11/10/2049	3,000,000	2,891,004
Series 2017-GS5, Class A3,
3.409%, 03/10/2050	3,000,000	2,934,781
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C14, Class A4
4.133%, 08/15/2046 (E)	400,000	412,966
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C16, Class A4
4.166%, 12/15/2046	500,000	515,905
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class A4
2.918%, 02/15/2046	240,000	235,574
Morgan Stanley Capital I Trust
Series 2011-C1, Class A4
5.033%, 09/15/2047 (D)(E)	188,507	195,153
		11,643,047

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
Series K005, Class A2,
4.317%, 11/25/2019	$700,000	$710,237
Series K013, Class A2,
3.974%, 01/25/2021 (E)	700,000	715,814
Series K041, Class A2,
3.171%, 10/25/2024	700,000	700,518
Series K047, Class A2,
3.329%, 05/25/2025 (E)	700,000	704,653
Series K050, Class A2,
3.334%, 08/25/2025 (E)	700,000	704,541
Series K712, Class A2,
1.869%, 11/25/2019	667,511	659,464
		4,195,227
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,707,952)		$15,838,274

ASSET BACKED SECURITIES – 0.0%
Ally Auto Receivables Trust
Series 2015-1, Class A3
1.390%, 09/16/2019	14,419	14,410
TOTAL ASSET BACKED SECURITIES (Cost $14,433)		$14,410

SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust,
2.0600% (F)(G)	288,635	2,887,391
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,887,564)		$2,887,391

SHORT-TERM INVESTMENTS – 7.3%
Money market funds – 7.3%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.8098% (F)	41,389,110	41,389,110
TOTAL SHORT-TERM INVESTMENTS (Cost $41,389,110)		$41,389,110
Total Investments (Total Bond Market Trust)
(Cost $605,182,645) – 106.7%		$602,681,143
Other assets and liabilities, net – (6.7%)		(37,993,718)
TOTAL NET ASSETS – 100.0%		$564,687,425

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	A portion of this security is on loan as of 6-30-18.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-18.

Total Bond Market Trust (continued)

(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Ultra Short Term Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 17.9%
U.S. Government – 14.8%
U.S. Treasury Notes
0.750%, 07/31/2018	$17,000,000	$16,985,508
1.000%, 09/15/2018	4,000,000	3,992,320
1.500%, 08/31/2018	10,000,000	9,993,200
		30,971,028
U.S. Government Agency – 3.1%
Federal Home Loan Mortgage Corp.
3.190%, (6 month LIBOR + 1.565%),
12/01/2036 (A)	25,472	25,960
3.197%, (12 month LIBOR +
1.447%), 06/01/2036 (A)	91,566	93,665
3.408%, (1 Year CMT + 2.113%),
12/01/2035 (A)	239,081	250,584
3.420%, (1 Year CMT + 2.295%),
08/01/2035 (A)	242,259	253,915
3.573%, (12 month LIBOR +
1.663%), 02/01/2036 (A)	155,198	161,559
3.731%, (12 month LIBOR +
1.609%), 05/01/2037 (A)	188,412	197,317
3.733%, (6 month LIBOR + 1.515%),
12/01/2035 (A)	137,116	140,720
3.913%, (1 Year CMT + 2.165%),
11/01/2036 (A)	235,461	246,574
4.215%, (1 Year CMT + 2.231%),
05/01/2034 (A)	224,746	232,479
Federal National Mortgage Association
3.173%, (12 month LIBOR +
1.295%), 10/01/2038 (A)	139,236	144,769
3.261%, (6 month LIBOR + 1.537%),
02/01/2035 (A)	218,180	224,522
3.265%, (12 month LIBOR +
1.431%), 04/01/2035 (A)	933,870	960,442
3.439%, (6 month LIBOR + 1.484%),
10/01/2035 (A)	362,723	372,548
3.448%, (1 Year CMT + 2.213%),
01/01/2036 (A)	140,567	145,638
3.595%, (1 Year CMT + 2.174%),
01/01/2036 (A)	275,559	285,053
3.607%, (1 Year CMT + 2.196%),
02/01/2035 (A)	539,790	567,090
3.703%, (1 Year CMT + 2.188%),
05/01/2036 (A)	625,001	646,783
3.728%, (1 Year CMT + 2.269%),
07/01/2035 (A)	248,914	262,519
3.850%, (12 month LIBOR +
1.587%), 07/01/2035 (A)	438,304	453,102
3.873%, (1 Year CMT + 2.333%),
05/01/2034 (A)	143,928	149,398
Government National Mortgage
Association
2.750%, (1 Year CMT + 1.500%),
08/20/2032 to 08/20/2035 (A)	496,224	507,181
		6,321,818
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $37,388,189)		$37,292,846

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS – 58.5%
Consumer discretionary – 6.3%
Ford Motor Credit Company LLC
2.021%, 05/03/2019	$3,000,000	$2,975,160
General Motors Financial Company, Inc.
3.500%, 07/10/2019	2,000,000	2,010,067
NBCUniversal Media LLC
5.150%, 04/30/2020	3,000,000	3,099,960
Time Warner Cable LLC
6.750%, 07/01/2018	2,000,000	2,000,000
Toyota Motor Credit Corp.
1.700%, 02/19/2019	3,000,000	2,983,671
		13,068,858
Consumer staples – 2.6%
Altria Group, Inc.
2.625%, 01/14/2020	3,000,000	2,983,591
Kraft Heinz Foods Company
2.000%, 07/02/2018	2,500,000	2,500,000
		5,483,591
Energy – 3.6%
ONEOK Partners LP
3.200%, 09/15/2018	3,000,000	3,001,781
Petroleos Mexicanos
5.500%, 02/04/2019 (B)	1,500,000	1,518,750
Shell International Finance BV
2.000%, 11/15/2018	3,000,000	2,993,766
		7,514,297
Financials – 29.1%
AIA Group, Ltd.
2.250%, 03/11/2019 (C)	2,000,000	1,986,723
American Express Credit Corp.
2.375%, 05/26/2020	2,000,000	1,970,897
Ameriprise Financial, Inc.
5.300%, 03/15/2020	3,000,000	3,102,556
BB&T Corp.
2.450%, 01/15/2020	2,000,000	1,980,400
BNP Paribas SA
2.450%, 03/17/2019	2,000,000	1,994,044
BPCE SA
2.500%, 12/10/2018	1,919,000	1,917,941
Citibank NA (3 month LIBOR +
0.350%) 2.705%, 02/12/2021 (A)	610,000	610,426
Citigroup, Inc. (3 month LIBOR +
1.310%) 3.672%, 10/26/2020 (A)	695,000	709,071
Citizens Bank NA
2.250%, 03/02/2020	3,000,000	2,948,660
Credit Agricole SA
2.625%, 10/03/2018 (C)	2,000,000	2,000,287
FS Investment Corp.
4.000%, 07/15/2019	160,000	160,154
HSBC USA, Inc.
2.250%, 06/23/2019	2,500,000	2,482,617
ING Bank NV
2.300%, 03/22/2019 (C)	2,000,000	1,992,317
JPMorgan Chase & Co. (3 month
LIBOR + 1.110%) 3.419%,
06/07/2021 (A)	822,000	837,423
JPMorgan Chase Bank NA (3 month
LIBOR + 0.290%) 2.648%,
02/01/2021 (A)	750,000	750,644
Lincoln National Corp.
6.250%, 02/15/2020	2,010,000	2,106,829
Macquarie Group, Ltd.
3.000%, 12/03/2018 (C)	2,500,000	2,502,431

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. (3
month LIBOR + 1.880%) 4.180%,
03/01/2021 (A)	$2,246,000	$2,325,141
Morgan Stanley
5.625%, 09/23/2019	2,057,000	2,119,592
MUFG Union Bank NA
2.250%, 05/06/2019	1,250,000	1,243,256
National Australia Bank, Ltd.
2.000%, 01/14/2019	2,000,000	1,992,485
PNC Bank NA
2.200%, 01/28/2019	2,500,000	2,493,555
Santander UK PLC
2.500%, 03/14/2019	2,000,000	1,995,990
Societe Generale SA
2.625%, 10/01/2018	2,000,000	2,000,591
Standard Chartered PLC
2.400%, 09/08/2019 (C)	1,645,000	1,628,206
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	2,000,000	1,996,933
Sumitomo Mitsui Trust Bank, Ltd.
1.950%, 09/19/2019 (C)	2,000,000	1,973,146
The Bank of New York Mellon Corp.
2.300%, 09/11/2019	2,000,000	1,989,126
The Goldman Sachs Group, Inc.
2.625%, 01/31/2019	3,000,000	2,997,605
UBS AG
2.375%, 08/14/2019	3,000,000	2,981,302
Wells Fargo & Company
2.500%, 03/04/2021	3,000,000	2,934,314
		60,724,662
Health care – 5.5%
Amgen, Inc.
1.900%, 05/10/2019	3,000,000	2,980,482
CVS Health Corp. (3 month LIBOR +
0.720%) 3.047%, 03/09/2021 (A)	3,000,000	3,015,123
McKesson Corp.
2.284%, 03/15/2019	2,769,000	2,758,560
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019	2,870,000	2,801,798
		11,555,963
Industrials – 3.6%
Air Lease Corp.
2.625%, 09/04/2018	3,000,000	2,998,779
Caterpillar Financial Services Corp.
2.100%, 01/10/2020	2,000,000	1,978,960
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (C)	2,615,000	2,600,554
		7,578,293
Information technology – 4.0%
Apple, Inc.
1.700%, 02/22/2019	3,000,000	2,986,374
Dell International LLC
3.480%, 06/01/2019 (C)	2,000,000	2,005,049
IBM Corp.
1.800%, 05/17/2019	3,000,000	2,980,086
NetApp, Inc.
2.000%, 09/27/2019	345,000	340,175
		8,311,684
Materials – 1.2%
The Sherwin-Williams Company
7.250%, 06/15/2019	2,500,000	2,600,910

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2018 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate – 0.7%
American Tower Corp.
3.400%, 02/15/2019	$1,515,000	$1,519,090
Utilities – 1.9%
Dominion Energy, Inc.
1.875%, 12/15/2018 (C)	2,000,000	1,992,268
Emera US Finance LP
2.150%, 06/15/2019	2,000,000	1,979,137
		3,971,405
TOTAL CORPORATE BONDS (Cost $122,947,288)		$122,328,753

COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.6%
U.S. Government Agency – 0.6%
Federal National Mortgage Association
Series 2013-10, Class FT (1 month
LIBOR + 0.350%)
2.441%, 04/25/2042 (A)	1,206,501	1,205,509
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,209,140)		$1,205,509

ASSET BACKED SECURITIES – 19.4%
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	2,000,000	1,993,934
BA Credit Card Trust
Series 2017-A1, Class A1
1.950%, 08/15/2022	3,000,000	2,954,243
BMW Vehicle Owner Trust
Series 2016-A, Class A3
1.160%, 11/25/2020	1,054,579	1,045,332
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1
2.170%, 08/16/2021 (C)	4,175,000	4,173,338
Capital One Multi-Asset Execution Trust
Series 2015-A7, Class A7
1.450%, 08/16/2021	2,965,000	2,956,481
CarMax Auto Owner Trust
Series 2016-2, Class A3
1.520%, 02/16/2021	1,497,532	1,486,477
Series 2017-3, Class A2A
1.640%, 09/15/2020	1,985,760	1,977,720
Chase Issuance Trust
Series 2012-A4, Class A4
1.580%, 08/16/2021	3,000,000	2,962,302
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.150%, 07/15/2021	3,000,000	2,982,453
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.670%, 01/18/2022	3,000,000	2,967,423
Ford Credit Auto Owner Trust
Series 2015-1, Class A
2.120%, 07/15/2026 (C)	3,000,000	2,959,669
Series 2015-A, Class A3
1.280%, 09/15/2019	8,431	8,426
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4
1.560%, 10/18/2021	2,957,078	2,947,154
Hyundai Auto Receivables Trust
Series 2016-A, Class A3
1.560%, 09/15/2020	1,633,151	1,625,064
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A3
1.340%, 12/16/2019	788,010	786,393

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Mercedes-Benz Auto
Receivables Trust (continued)
Series 2016-1, Class A4
1.460%, 12/15/2022	$3,000,000	$2,929,227
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4
1.500%, 09/15/2021	2,666,000	2,650,447
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A3
1.250%, 03/16/2020	1,223,894	1,218,087
World Omni Auto Receivables Trust
Series 2016-B, Class A2
1.100%, 01/15/2020	6,861	6,855
TOTAL ASSET BACKED SECURITIES (Cost $40,803,944)		$40,631,025

SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust,
2.0600% (D)(E)	10,596	105,997
TOTAL SECURITIES LENDING COLLATERAL (Cost $106,000)		$105,997

SHORT-TERM INVESTMENTS – 0.6%
U.S. Government Agency – 0.6%
Federal Agricultural Mortgage Corp.
Discount Note
1.630%, 07/02/2018 *	$132,000	132,000
Federal Home Loan Bank Discount Note
1.600%, 07/02/2018 *	1,099,000	1,099,000
		1,231,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,230,946)		$1,231,000
Total Investments (Ultra Short Term Bond Trust)
(Cost $203,685,507) – 97.1%		$202,795,130
Other assets and liabilities, net – 2.9%		6,149,499
TOTAL NET ASSETS – 100.0%		$208,944,629

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	A portion of this security is on loan as of 6-30-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $25,813,988 or 12.4% of the fund’s net assets as of 6-30-18.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	122

Information Control Center
P.O. Box 772
Boston, MA 02117-0772

PRSRT STD
U.S. Postage
PAID
Norwood, MA
Permit No. 20

Management of the trust

Trustees
Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson*
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†
* Member of the Audit Committee
† Non-Independent Trustee
\# Effective 6-19-18

Officers
Andrew G. Arnott, *President*
John J. Danello, *Senior Vice President, Secretary, and Chief Legal Officer*
Francis V. Knox, Jr., *Chief Compliance Officer*
Charles A. Rizzo, *Chief Financial Officer*
Salvatore Schiavone, *Treasurer*

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTBSA 6/18
8/18

1115017: 0618

(b) Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 22, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 22, 2018